DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
ADR	American Depositary Receipt
CPI	Consumer Price Index
REIT	Real Estate Investment Trust
BAM	Build America Mutual
ST	Special Tax
CP	Certificate Participation
GDR	Global Depositary Receipt
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
NZD	New Zealand Dollars
SGD	Singapore Dollars
USD	United States Dollar
INR	Indian Rupee
AUD	Australian Dollars
CHF	Swiss Franc
DKK	Danish Krone
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
SEK	Swedish Krona

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of July 31, 2021.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (74.9%)
AUSTRALIA — (0.3%)
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,150	$1,262,763
CANADA — (21.0%)
Bank of Montreal
	2.270%, 07/11/22	CAD	5,000	4,078,912
Canadian Government Bond
	0.250%, 04/01/24	CAD	14,000	11,133,905
National Bank of Canada
#	2.100%, 02/01/23		3,500	3,590,066
Province of Alberta Canada
	3.350%, 11/01/23		3,000	3,198,810
	3.100%, 06/01/24	CAD	6,000	5,124,816
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	2,500	3,481,299
	3.300%, 06/02/24	CAD	8,000	6,869,766
Province of Ontario Canada
	3.500%, 06/02/24	CAD	13,000	11,222,034
Province of Quebec Canada
	2.250%, 02/22/24	CAD	13,500	11,267,349
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	2,500	2,071,878
Royal Bank of Canada
	2.949%, 05/01/23	CAD	2,750	2,291,498
	2.333%, 12/05/23	CAD	7,000	5,807,599
Suncor Energy, Inc.
	2.800%, 05/15/23		2,000	2,078,756
Toronto-Dominion Bank (The)
	2.850%, 03/08/24	CAD	14,500	12,161,706
TOTAL CANADA				84,378,394
FRANCE — (4.3%)
BNP Paribas SA
Ω	2.950%, 05/23/22		500	510,620
BPCE SA
Ω	3.000%, 05/22/22		4,000	4,087,491
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24		11,000	11,862,368
Credit Agricole SA
Ω	3.375%, 01/10/22		405	410,599
Societe Generale SA
Ω	3.875%, 03/28/24		500	537,347
TOTAL FRANCE				17,408,425
GERMANY — (4.2%)
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,750	1,788,158
Deutsche Bank AG
	4.250%, 10/14/21		300	302,271
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
	3.950%, 02/27/23		2,350	$2,465,122
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	104,000	11,871,615
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		500	510,893
TOTAL GERMANY				16,938,059
JAPAN — (3.0%)
Daiwa Securities Group, Inc.
#Ω	3.129%, 04/19/22		1,000	1,020,232
Mitsubishi UFJ Financial Group, Inc.
	2.190%, 09/13/21		500	501,128
	2.998%, 02/22/22		500	507,706
#	2.665%, 07/25/22		1,000	1,023,711
	3.455%, 03/02/23		1,000	1,048,586
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		3,000	3,076,343
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.259%, 09/13/21		800	800,983
Nissan Motor Acceptance Corp.
Ω	2.600%, 09/28/22		320	326,165
Ω	3.450%, 03/15/23		2,350	2,445,642
Sumitomo Mitsui Financial Group, Inc.
	3.102%, 01/17/23		500	520,521
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.274%, 10/19/21		381	381,917
Toyota Motor Credit Corp.
	0.750%, 07/21/22	EUR	210	251,977
TOTAL JAPAN				11,904,911
NETHERLANDS — (0.6%)
Shell International Finance BV
	1.250%, 03/15/22	EUR	2,000	2,397,624
NEW ZEALAND — (2.9%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	17,000	11,707,103

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (2.9%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	99,000	$11,856,737
SINGAPORE — (3.0%)
	Singapore Government Bond
	2.000%, 02/01/24	SGD	15,200	11,650,024
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	500	595,675
	TOTAL SINGAPORE			12,245,699
SPAIN — (0.7%)
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,500	1,560,127
	3.500%, 06/07/24		1,000	1,070,331
	TOTAL SPAIN			2,630,458
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.4%)
	European Investment Bank
	1.500%, 01/26/24	NOK	104,720	12,035,733
	Inter-American Development Bank
	3.000%, 02/21/24		7,000	7,476,504
	International Bank for Reconstruction & Development
	2.500%, 01/24/24	NZD	16,000	11,503,504
	Nordic Investment Bank
	1.875%, 04/10/24	NOK	25,000	2,895,668
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,911,409
SWEDEN — (0.4%)
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23		1,585	1,588,677
UNITED KINGDOM — (2.9%)
	Barclays P.L.C.
	3.200%, 08/10/21		3,000	3,001,703
	BP Capital Markets P.L.C., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)	0.988%, 09/16/21		500	500,516
CNH Industrial Capital LLC
	3.875%, 10/15/21		480	483,265
	4.375%, 04/05/22		940	963,946
	1.950%, 07/02/23		1,094	1,122,267
	HSBC Holdings P.L.C.
	3.600%, 05/25/23		2,450	2,590,485
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,012,117
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	NatWest Markets P.L.C.
Ω	2.375%, 05/21/23		2,000	$2,069,493
	TOTAL UNITED KINGDOM			11,743,792
UNITED STATES — (20.3%)
	AbbVie, Inc.
	2.900%, 11/06/22		2,000	2,062,476
	Aetna, Inc.
	2.750%, 11/15/22		221	226,494
	Air Lease Corp.
	2.250%, 01/15/23		1,610	1,650,378
	American Express Co.
	2.500%, 08/01/22		2,231	2,277,110
	Aon Corp.
	2.200%, 11/15/22		3,000	3,072,696
	Apple, Inc.
	1.000%, 11/10/22	EUR	4,000	4,834,261
	Booking Holdings, Inc.
	2.750%, 03/15/23		2,000	2,075,535
	Boston Scientific Corp.
	3.375%, 05/15/22		733	750,416
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		200	205,205
	Capital One Financial Corp.
	3.200%, 01/30/23		2,000	2,082,623
	Cardinal Health, Inc.
	3.079%, 06/15/24		2,750	2,919,122
	Cigna Corp.
	3.750%, 07/15/23		1,082	1,149,050
Constellation Brands, Inc.
	2.700%, 05/09/22		1,550	1,576,364
	3.200%, 02/15/23		1,500	1,561,675
	Dollar Tree, Inc.
	3.700%, 05/15/23		2,689	2,835,046
	Eastman Chemical Co.
	3.500%, 12/01/21		200	202,094
	eBay, Inc.
	2.750%, 01/30/23		2,400	2,479,629
	EOG Resources, Inc.
	2.625%, 03/15/23		2,000	2,063,734
	General Motors Financial Co., Inc.
	3.550%, 07/08/22		837	860,871
	Glencore Funding LLC
	4.125%, 05/30/23		500	530,245
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,050,743
	4.000%, 06/01/23		1,500	1,584,987
Goldman Sachs Group, Inc. (The)
	3.625%, 01/22/23		2,000	2,096,870
	3.200%, 02/23/23		1,500	1,561,414
	International Business Machines Corp.
	3.000%, 05/15/24		1,500	1,599,452
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22		707	728,195

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Kroger Co. (The)
	2.800%, 08/01/22	1,500	$1,533,594
	Marathon Petroleum Corp.
	4.500%, 05/01/23	1,200	1,276,501
	Micron Technology, Inc.
	2.497%, 04/24/23	2,650	2,729,447
	Morgan Stanley
	3.125%, 01/23/23	3,100	3,224,468
	Mylan, Inc.
Ω	3.125%, 01/15/23	2,650	2,744,358
	NextEra Energy Capital Holdings, Inc.
	0.650%, 03/01/23	3,000	3,010,806
	Oracle Corp.
	2.500%, 10/15/22	2,500	2,564,165
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.125%, 08/01/23	578	614,022
	Ryder System, Inc.
	2.875%, 06/01/22	1,984	2,022,872
	Southwest Airlines Co.
	4.750%, 05/04/23	3,000	3,214,114
	Stellantis NV
	5.250%, 04/15/23	1,000	1,073,600
	Sysco Corp.
	2.600%, 06/12/22	500	509,700
	Valero Energy Corp.
	2.700%, 04/15/23	2,500	2,589,220
	VF Corp.
	2.050%, 04/23/22	3,500	3,542,464
	VMware, Inc.
	2.950%, 08/21/22	2,764	2,830,618
	Waste Management, Inc.
	2.400%, 05/15/23	900	929,851
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Williams Cos., Inc. (The)
3.700%, 01/15/23	3,000	$3,118,105
TOTAL UNITED STATES		81,564,590
TOTAL BONDS		301,538,641
U.S. TREASURY OBLIGATIONS — (25.0%)
U.S. Treasury Notes
1.875%, 02/28/22	24,500	24,756,485
0.250%, 03/15/24	5,000	4,996,094
2.125%, 03/31/24	15,000	15,728,320
0.375%, 04/15/24	22,000	22,044,688
0.250%, 05/15/24	2,000	1,996,406
0.250%, 06/15/24	22,000	21,951,875
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.154%, FRN, 0.204%, 01/31/22	9,100	9,106,771
TOTAL U.S. TREASURY OBLIGATIONS		100,580,639
TOTAL INVESTMENT SECURITIES (Cost $403,442,686)		402,119,280

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	27,409	317,117
TOTAL INVESTMENTS — (100.0%)
(Cost $403,759,803)^^			$402,436,397

As of July 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	24,213,388	NZD	33,774,422	State Street Bank and Trust	08/02/21	$682,748
USD	40,421,879	NOK	344,665,238	Royal Bank of Scotland	08/10/21	1,408,502
USD	11,723,866	SGD	15,780,171	Bank of America Corp.	08/16/21	77,790
USD	73,039,612	CAD	90,447,486	HSBC Bank	08/20/21	543,736
USD	23,343,383	NZD	33,406,022	Bank of America Corp.	09/15/21	73,427
Total Appreciation						$2,786,203
NZD	33,329,737	USD	23,292,820	Bank of America Corp.	08/02/21	$(71,992)
NZD	444,685	USD	311,807	HSBC Bank	08/02/21	(1,995)
USD	3,479,215	GBP	2,518,271	Citibank, N.A.	09/07/21	(21,475)

Enhanced U.S. Large Company Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	8,080,195	EUR	6,859,630	Citibank, N.A.	09/08/21	$(62,737)
Total (Depreciation)						$(158,199)
Total Appreciation (Depreciation)						$2,628,004
As of July 31, 2021, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,917	09/17/21	$402,094,532	$420,733,575	$18,639,043
Total Futures Contracts			$402,094,532	$420,733,575	$18,639,043
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,262,763	—	$1,262,763
Canada	—	84,378,394	—	84,378,394
France	—	17,408,425	—	17,408,425
Germany	—	16,938,059	—	16,938,059
Japan	—	11,904,911	—	11,904,911
Netherlands	—	2,397,624	—	2,397,624
New Zealand	—	11,707,103	—	11,707,103
Norway	—	11,856,737	—	11,856,737
Singapore	—	12,245,699	—	12,245,699
Spain	—	2,630,458	—	2,630,458
Supranational Organization Obligations	—	33,911,409	—	33,911,409
Sweden	—	1,588,677	—	1,588,677
United Kingdom	—	11,743,792	—	11,743,792
United States	—	81,564,590	—	81,564,590
U.S. Treasury Obligations	—	100,580,639	—	100,580,639
Securities Lending Collateral	—	317,117	—	317,117
Forward Currency Contracts**	—	2,628,004	—	2,628,004
Futures Contracts**	$18,639,043	—	—	18,639,043
TOTAL	$18,639,043	$405,064,401	—	$423,703,444
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$24,902,829,613
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$24,902,829,613
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (2.7%)
*	AMC Networks, Inc., Class A	233,178	$11,668,227
	ATN International, Inc.	159,291	6,857,478
#*	Ballantyne Strong, Inc.	152,331	587,998
*	Beasley Broadcast Group, Inc., Class A	25,343	67,412
#*	Boston Omaha Corp., Class A	21,211	693,812
*	Cars.com, Inc.	621,631	7,509,303
*	Cincinnati Bell, Inc.	8,875	136,143
*	comScore, Inc.	166,412	667,312
#*	Consolidated Communications Holdings, Inc.	811,165	6,237,859
*	Cumulus Media, Inc., Class A	41,708	491,737
*	Daily Journal Corp.	577	192,141
	DallasNews Corp.	47,192	316,186
*	DHI Group, Inc.	299,408	1,197,632
*	Emerald Holding, Inc.	33,912	133,952
#*	Entercom Communications Corp.	696,437	2,486,280
	Entravision Communications Corp., Class A	696,058	4,280,757
	EW Scripps Co. (The), Class A	610,508	11,648,493
#*	Fluent, Inc.	119,096	296,549
*	Gaia, Inc.	14,481	172,469
*	Gannett Co., Inc.	432,939	2,498,058
	Gray Television, Inc.	828,630	18,370,727
*	Hemisphere Media Group, Inc.	111,040	1,411,318
*	iHeartMedia, Inc., Class A	15,995	413,471
*	IMAX Corp.	14,755	238,146
	Interpublic Group of Cos., Inc. (The)	714,798	25,275,257
*	Iridium Communications, Inc.	259,857	10,973,761
	John Wiley & Sons, Inc., Class A	288,528	16,959,676
	John Wiley & Sons, Inc., Class B	455	26,690
*	Liberty Latin America, Ltd., Class A	364,799	4,979,506
*	Liberty Latin America, Ltd., Class C	1,098,663	15,194,509
*	Liberty Media Corp.-Liberty Formula One, Class A	44,590	1,848,701
*	Liberty Media Corp.-Liberty Formula One, Class C	238,594	11,197,216
*	Liberty TripAdvisor Holdings, Inc., Class A	119,784	500,697
#*	Lions Gate Entertainment Corp., Class A	654,454	9,836,444
*	Lions Gate Entertainment Corp., Class B	823,539	11,002,481
*	Madison Square Garden Entertainment Corp.	12,554	878,278
#*	Magnite, Inc.	12,809	388,113
#*	Marcus Corp. (The)	225,235	3,619,527
*	Mediaco Holding, Inc., Class A	1,827	10,798
*	Meredith Corp.	329,187	14,365,721
	News Corp., Class B	185,775	4,367,570
	Nexstar Media Group, Inc., Class A	313,260	46,071,148
#*	ORBCOMM, Inc.	613,749	6,929,226
*	QuinStreet, Inc.	150,149	2,753,733
*	Reading International, Inc., Class A	130,081	684,226
	Saga Communications, Inc., Class A	39,177	855,234
	Scholastic Corp.	262,423	8,820,037
	Shenandoah Telecommunications Co.	6,000	316,740
	Spok Holdings, Inc.	184,980	1,524,235
	TEGNA, Inc.	1,031,770	18,282,964
	Telephone and Data Systems, Inc.	854,657	19,101,584
*	Townsquare Media, Inc., Class A	117,666	1,446,115
#*	TrueCar, Inc.	307,342	1,616,619

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	United States Cellular Corp.	323,263	$11,753,843
#*	Urban One, Inc.	221,350	1,018,210
*	Yelp, Inc.	169,323	6,332,680
TOTAL COMMUNICATION SERVICES			337,504,999
CONSUMER DISCRETIONARY — (14.3%)
	Aaron's Co., Inc. (The)	138,659	4,003,085
*	Abercrombie & Fitch Co., Class A	615,096	23,256,780
	Acushnet Holdings Corp.	184,569	9,455,470
*	Adient P.L.C.	498,667	21,008,841
*	Adtalem Global Education, Inc.	476,921	17,331,309
	Advance Auto Parts, Inc.	23,281	4,936,969
	AMCON Distributing Co.	850	144,075
*	American Axle & Manufacturing Holdings, Inc.	1,105,515	10,712,440
#	American Eagle Outfitters, Inc.	816,072	28,130,002
*	American Outdoor Brands, Inc.	144,416	3,896,344
*	American Public Education, Inc.	183,699	5,441,164
*	America's Car-Mart, Inc.	31,090	4,943,310
#*	Ark Restaurants Corp.	28,289	446,966
*	Asbury Automotive Group, Inc.	74,063	15,216,984
	Autoliv, Inc.	31,979	3,226,042
*	AutoNation, Inc.	757,968	91,964,257
#*	Barnes & Noble Education, Inc.	543,852	4,541,164
	Bassett Furniture Industries, Inc.	110,011	2,506,051
*	Beazer Homes USA, Inc.	125,934	2,299,555
#*	Bed Bath & Beyond, Inc.	555,221	15,846,007
#	Big 5 Sporting Goods Corp.	30,819	675,553
#	Big Lots, Inc.	268,752	15,482,803
*	Biglari Holdings, Inc., Class A	817	649,540
*	Biglari Holdings, Inc., Class B	15,892	2,613,439
*	BJ's Restaurants, Inc.	49,925	2,025,957
*	Bluegreen Vacations Holding Corp.	34,957	605,106
*	Boot Barn Holdings, Inc.	153,513	13,266,594
#	BorgWarner, Inc.	1,553,610	76,095,818
*	Bowl America, Inc., Class A	14,256	129,302
#	Buckle, Inc. (The)	52,466	2,207,769
*	Build-A-Bear Workshop, Inc.	144,957	2,203,346
	Caleres, Inc.	257,177	6,362,559
#*	Callaway Golf Co.	22,649	717,520
*	Capri Holdings, Ltd.	398,402	22,434,017
	Carriage Services, Inc.	191,790	7,130,752
*	Carrols Restaurant Group, Inc.	378,981	1,860,797
	Cato Corp. (The), Class A	174,827	2,884,646
*	Cavco Industries, Inc.	64,268	15,102,980
#*	Century Casinos, Inc.	9,168	102,773
	Century Communities, Inc.	258,787	17,972,757
*	Charles & Colvard, Ltd.	36,778	97,462
*	Chico's FAS, Inc.	615,740	3,805,273
*	Chuy's Holdings, Inc.	184,277	6,081,141
*	Citi Trends, Inc.	116,036	9,253,871
#	Clarus Corp.	1,866	53,218
*	Conn's, Inc.	310,162	6,898,003
*	Container Store Group, Inc. (The)	192,037	2,020,229
»	Contra Zagg, Inc.	262,920	23,663
*	Cooper-Standard Holdings, Inc.	119,543	3,114,095
	Core-Mark Holding Co., Inc.	341,674	14,705,649
	Culp, Inc.	115,384	1,727,299
	Dana, Inc.	980,210	23,681,874
	Del Taco Restaurants, Inc.	484,302	4,121,410

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Delta Apparel, Inc.	48,706	$1,558,592
#*	Designer Brands, Inc., Class A	481,983	7,022,492
#	Dick's Sporting Goods, Inc.	484,847	50,491,967
	Dillard's, Inc., Class A	213,144	39,062,901
*	Dorman Products, Inc.	10,160	1,027,684
	Dover Motorsports, Inc.	17,605	40,668
#*	El Pollo Loco Holdings, Inc.	317,833	5,914,872
	Escalade, Inc.	13,639	309,605
	Ethan Allen Interiors, Inc.	327,646	7,788,145
#*	Fiesta Restaurant Group, Inc.	229,102	3,067,676
*	Flanigan's Enterprises, Inc.	2,672	83,901
	Flexsteel Industries, Inc.	87,703	3,025,754
	Foot Locker, Inc.	547,705	31,252,047
*	Fossil Group, Inc.	499,957	6,309,457
*	Genesco, Inc.	174,043	9,998,770
*	Gentherm, Inc.	62,678	5,197,887
*	G-III Apparel Group, Ltd.	461,048	13,766,893
*	Goodyear Tire & Rubber Co. (The)	1,995,115	31,343,257
	Graham Holdings Co., Class B	33,744	22,428,287
*	Green Brick Partners, Inc.	179,567	4,501,745
#	Group 1 Automotive, Inc.	155,580	27,030,469
#	Guess?, Inc.	565,487	12,621,670
	Harley-Davidson, Inc.	53,586	2,123,077
#	Haverty Furniture Cos., Inc.	161,318	5,805,835
	Haverty Furniture Cos., Inc., Class A	844	30,443
#	Hibbett, Inc.	218,339	19,357,936
	Hooker Furniture Corp.	118,494	3,932,816
*	Horizon Global Corp.	102,301	910,479
*	Houghton Mifflin Harcourt Co.	603,723	6,834,144
#*	International Game Technology P.L.C.	483	9,056
*	iRobot Corp.	25,405	2,222,938
*	J Alexander's Holdings, Inc.	112,562	1,554,481
	Johnson Outdoors, Inc., Class A	61,852	7,321,421
#	KB Home	221,451	9,398,380
	Kohl's Corp.	1,108,503	56,311,952
*	Lakeland Industries, Inc.	67,158	1,810,580
*	Lands' End, Inc.	109,251	4,187,591
#*	Laureate Education, Inc., Class A	471,504	6,982,974
	La-Z-Boy, Inc.	381,207	12,800,931
*	Lazydays Holdings, Inc.	1,438	30,011
	LCI Industries	4,000	583,280
	Lear Corp.	196,956	34,463,361
*	Legacy Housing Corp.	6,112	107,816
#*	LGI Homes, Inc.	100,762	17,220,226
	Lifetime Brands, Inc.	84,104	1,267,447
*	Lincoln Educational Services Corp.	23,266	161,466
*	Liquidity Services, Inc.	175,943	3,490,709
#	Lithia Motors, Inc., Class A	212,195	80,044,198
#*	Live Ventures, Inc.	100	6,430
#*	Luby's, Inc.	23,554	95,629
#*	Lumber Liquidators Holdings, Inc.	76,237	1,454,602
*	M/I Homes, Inc.	154,973	10,028,303
*	Macy's, Inc.	1,094,745	18,610,665
#*	MarineMax, Inc.	211,139	11,357,167
*	Marriott Vacations Worldwide Corp.	130,542	19,237,975
	MDC Holdings, Inc.	487,379	25,987,048
»	Media General, Inc.	654,085	36,890
*	Meritage Homes Corp.	252,136	27,376,927
*	Modine Manufacturing Co.	446,016	7,461,848

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	240,199	$46,814,785
*	Monarch Casino & Resort, Inc.	13,813	881,960
#	Monro, Inc.	113,297	6,571,226
#*	Motorcar Parts of America, Inc.	250,414	5,569,207
	Movado Group, Inc.	149,730	4,502,381
#*	Nautilus, Inc.	172,848	2,497,654
*	New Home Co., Inc. (The)	151,942	1,352,284
	Newell Brands, Inc.	70,705	1,749,949
*	ODP Corp. (The)	234,162	11,082,888
*	OneSpaWorld Holdings, Ltd.	4,574	45,191
	Oxford Industries, Inc.	76,580	6,657,099
	Patrick Industries, Inc.	89,984	7,435,378
	Penske Automotive Group, Inc.	570,209	50,520,517
*	Perdoceo Education Corp.	447,501	5,307,362
*	Playa Hotels & Resorts NV	190,372	1,273,589
*	Potbelly Corp.	154,749	1,080,148
*	PVH Corp.	489,679	51,230,217
	Qurate Retail, Inc., Class A	2,503,921	29,696,503
	RCI Hospitality Holdings, Inc.	73,856	4,635,203
#*	Red Robin Gourmet Burgers, Inc.	15,523	407,168
	Rent-A-Center, Inc.	51,128	2,925,544
	Rocky Brands, Inc.	52,121	2,835,382
*	Select Interior Concepts, Inc., Class A	20,128	220,200
#	Shoe Carnival, Inc.	253,960	8,558,452
#	Signet Jewelers, Ltd.	427,204	27,486,305
	Smith & Wesson Brands, Inc.	106,245	2,491,445
#	Sonic Automotive, Inc., Class A	281,769	15,370,499
*	Sportsman's Warehouse Holdings, Inc.	46,694	825,083
*	Stamps.com, Inc.	21,857	7,141,993
	Standard Motor Products, Inc.	203,013	8,477,823
*	Stoneridge, Inc.	287,796	8,331,694
*	Strattec Security Corp.	31,534	1,298,570
#*	Stride, Inc.	363,839	11,155,304
	Superior Group of Cos, Inc.	87,298	2,043,646
*	Superior Industries International, Inc.	118,010	1,003,085
*	Tandy Leather Factory, Inc.	30,957	148,284
*	Tapestry, Inc.	86,456	3,657,089
*	Taylor Morrison Home Corp.	927,798	24,883,542
*	Tenneco, Inc., Class A	41,265	718,424
#	Thor Industries, Inc.	82,923	9,814,766
	Tilly's, Inc., Class A	254,069	3,767,843
	Toll Brothers, Inc.	1,108,343	65,691,490
*	TravelCenters of America, Inc.	87,013	2,516,416
*	Tri Pointe Homes, Inc.	1,138,041	27,449,549
*	Unifi, Inc.	175,208	4,133,157
*	Universal Electronics, Inc.	132,722	6,203,426
*	Universal Technical Institute, Inc.	164,501	1,000,166
#*	Urban Outfitters, Inc.	721,451	26,823,548
*	Vera Bradley, Inc.	456,187	5,022,619
#*	Vince Holding Corp.	2,071	16,464
*	Vista Outdoor, Inc.	548,652	22,160,054
*	VOXX International Corp.	236,133	2,696,639
	Weyco Group, Inc.	68,753	1,533,879
	Winnebago Industries, Inc.	239,277	17,196,838
#*	Zovio, Inc.	202,601	496,372
*	Zumiez, Inc.	218,940	9,556,731
TOTAL CONSUMER DISCRETIONARY			1,794,838,831

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (4.5%)
	Alico, Inc.	56,452	$2,134,450
	Andersons, Inc. (The)	330,855	8,833,828
#*	Arcadia Biosciences, Inc.	22,014	51,733
#	B&G Foods, Inc.	31,400	901,808
*	Bridgford Foods Corp.	1,732	22,637
	Bunge, Ltd.	695,007	53,953,393
	Cal-Maine Foods, Inc.	175,654	6,128,568
	Casey's General Stores, Inc.	6,133	1,212,555
#*	Central Garden & Pet Co.	96,568	4,663,269
*	Central Garden & Pet Co., Class A	287,645	12,457,905
#*	Chefs' Warehouse, Inc. (The)	109,942	3,179,523
#*	Coffee Holding Co., Inc.	13,332	79,192
*	Darling Ingredients, Inc.	1,262,023	87,167,929
#	Edgewell Personal Care Co.	390,614	16,046,423
*	Farmer Bros Co.	88,155	854,222
	Flowers Foods, Inc.	124,181	2,925,704
	Fresh Del Monte Produce, Inc.	390,077	12,037,776
#*	Grocery Outlet Holding Corp.	7,728	255,951
#*	Hain Celestial Group, Inc. (The)	21,412	854,553
#*	Hostess Brands, Inc.	966,357	15,548,684
#	Ingles Markets, Inc., Class A	145,742	8,709,542
	Ingredion, Inc.	543,108	47,690,313
	Inter Parfums, Inc.	4,192	322,239
	J&J Snack Foods Corp.	6,875	1,130,113
*	Landec Corp.	306,478	3,352,869
#*	Lifeway Foods, Inc.	191,300	1,209,016
#	Limoneira Co.	89,083	1,595,477
#	MGP Ingredients, Inc.	68,443	4,082,625
#*	Molson Coors Beverage Co., Class B	609,400	29,793,566
*	Natural Alternatives International, Inc.	42,078	741,414
	Natural Grocers by Vitamin Cottage, Inc.	224,755	2,512,761
	Natural Health Trends Corp.	3,000	21,300
	Nature's Sunshine Products, Inc.	7,491	131,767
	Nu Skin Enterprises, Inc., Class A	382,535	20,538,304
#	Ocean Bio-Chem, Inc.	26,645	313,612
	Oil-Dri Corp. of America	45,636	1,623,273
#*	Pilgrim's Pride Corp.	317,191	7,025,781
*	Post Holdings, Inc.	473,580	48,466,177
	PriceSmart, Inc.	180,072	16,159,661
#*	Rite Aid Corp.	312,854	4,755,381
	Sanderson Farms, Inc.	107,770	20,135,747
	Seaboard Corp.	3,334	13,702,740
*	Seneca Foods Corp., Class A	67,033	3,669,386
*	Seneca Foods Corp., Class B	189	10,299
*	Simply Good Foods Co. (The)	259,514	9,726,585
#	SpartanNash Co.	365,499	7,108,956
	Spectrum Brands Holdings, Inc.	94,181	8,226,710
#*	Sprouts Farmers Market, Inc.	186,236	4,577,681
#	Tootsie Roll Industries, Inc.	5,841	200,872
*	TreeHouse Foods, Inc.	209,793	9,314,809
*	United Natural Foods, Inc.	559,006	18,514,279
	Universal Corp.	226,999	11,840,268
*	US Foods Holding Corp.	521,619	17,912,396
#	Village Super Market, Inc., Class A	104,991	2,367,547
#	Weis Markets, Inc.	256,352	13,496,933
*	Willamette Valley Vineyards, Inc.	4,392	56,525
TOTAL CONSUMER STAPLES			570,347,027

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (6.3%)
	Adams Resources & Energy, Inc.	30,890	$825,381
#*	Alto Ingredients, Inc.	63,980	339,094
	Antero Midstream Corp.	627,351	5,959,835
*	Antero Resources Corp.	981,534	13,348,862
#*	Arch Resources, Inc.	98,729	6,488,470
	Archrock, Inc.	1,378,162	11,865,975
*	Ardmore Shipping Corp.	270,495	981,897
	Berry Corp.	282,182	1,566,110
	Bonanza Creek Energy, Inc.	205,421	7,902,546
*	Bristow Group, Inc.	37,110	964,118
#	Cabot Oil & Gas Corp.	675,044	10,800,704
#*	Callon Petroleum Co.	84,575	3,328,872
#*	Centennial Resource Development, Inc., Class A	494,815	2,577,986
*	ChampionX Corp.	420,574	9,774,140
	Chesapeake Energy Corp.	6,315	341,326
	Cimarex Energy Co.	71,922	4,689,314
#*	Clean Energy Fuels Corp.	1,259,607	9,459,649
*	CNX Resources Corp.	1,937,355	23,441,995
*	Comstock Resources, Inc.	120,710	733,917
*	CONSOL Energy, Inc.	246,100	5,170,561
#	Continental Resources, Inc.	488,800	16,692,520
	CVR Energy, Inc.	183,901	2,512,088
#*	Dawson Geophysical Co.	296,375	803,176
	Delek US Holdings, Inc.	745,269	12,952,775
*	Denbury, Inc.	34,778	2,285,262
	Devon Energy Corp.	1,789,879	46,250,473
	DHT Holdings, Inc.	1,711,687	9,927,785
	Diamondback Energy, Inc.	27,470	2,118,761
*	DMC Global, Inc.	18,237	798,233
*	Dorian LPG, Ltd.	336,910	4,076,611
*	Dril-Quip, Inc.	356,983	10,202,574
#*	Earthstone Energy, Inc., Class A	216,060	2,123,870
	EnLink Midstream LLC	2,326,818	12,960,376
*	EQT Corp.	1,970,879	36,244,465
	Equitrans Midstream Corp.	711,620	5,849,516
	Evolution Petroleum Corp.	172,468	727,815
*	Exterran Corp.	228,489	1,000,782
#*	Forum Energy Technologies, Inc.	22,541	489,591
#*	Frank's International NV	642,052	1,765,643
*	FTS International, Inc., Class A	7,283	142,310
*	Geospace Technologies Corp.	184,706	1,612,483
#*	Goodrich Petroleum Corp.	28,191	451,620
#*	Green Plains, Inc.	442,580	15,649,629
*	Gulf Island Fabrication, Inc.	158,788	724,073
#*	Hallador Energy Co.	3,918	11,989
#*	Helix Energy Solutions Group, Inc.	1,362,899	5,656,031
#	Helmerich & Payne, Inc.	775,802	22,242,243
	HollyFrontier Corp.	1,396,522	41,057,747
*	Independence Contract Drilling, Inc.	10,734	33,919
#	International Seaways, Inc.	267,679	4,403,320
*	Kosmos Energy, Ltd.	991,498	2,290,360
*	Laredo Petroleum, Inc.	88,438	4,869,396
*	Liberty Oilfield Services, Inc., Class A	217,287	2,214,155
#*	Mammoth Energy Services, Inc.	59,336	217,170
	Marathon Oil Corp.	4,140,582	47,989,345
	Matador Resources Co.	841,863	26,013,567
*	MIND Technology, Inc.	112,056	221,871
	Murphy Oil Corp.	1,271,388	27,601,833
*	Nabors Industries, Ltd.	48,360	4,231,984

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	NACCO Industries, Inc., Class A	52,223	$1,309,231
#*	National Energy Services Reunited Corp.	22,151	285,748
*	Natural Gas Services Group, Inc.	116,688	1,166,880
#	Navios Maritime Acquisition Corp.	4,246	10,148
*	Newpark Resources, Inc.	937,772	3,029,004
*	NexTier Oilfield Solutions, Inc.	1,063,581	4,062,879
	Nordic American Tankers, Ltd.	243,681	636,007
*	NOV, Inc.	207,575	2,866,611
*	Oceaneering International, Inc.	640,526	8,493,375
#*	Oil States International, Inc.	607,434	3,438,076
*	Overseas Shipholding Group, Inc., Class A	479,030	1,274,220
*	Par Pacific Holdings, Inc.	143,233	2,346,157
#	Patterson-UTI Energy, Inc.	1,576,015	12,639,640
#*	PBF Energy, Inc., Class A	1,112,625	10,202,771
	PDC Energy, Inc.	784,642	31,032,591
#*	Peabody Energy Corp.	528,556	6,189,391
*	Penn Virginia Corp.	118,749	2,195,669
	PHX Minerals, Inc.	52,230	157,735
*	PrimeEnergy Resources Corp.	757	39,364
*	ProPetro Holding Corp.	739,818	5,585,626
#*	Range Resources Corp.	2,641,906	40,236,228
#*	Renewable Energy Group, Inc.	444,422	27,220,847
*	REX American Resources Corp.	55,592	4,558,544
#*	RPC, Inc.	855,889	3,594,734
*	SandRidge Energy, Inc.	231,273	1,383,013
	Scorpio Tankers, Inc.	470,576	7,693,918
*	SEACOR Marine Holdings, Inc.	183,063	710,284
*	Select Energy Services, Inc., Class A	466,194	2,773,854
	SFL Corp., Ltd.	791,154	5,435,228
*	SilverBow Resources, Inc.	86,930	1,722,953
	SM Energy Co.	933,660	17,459,442
#*	Smart Sand, Inc.	84,169	238,198
#	Solaris Oilfield Infrastructure, Inc., Class A	210,591	1,832,142
#*	Southwestern Energy Co.	42,779	201,489
*	Talos Energy, Inc.	325,332	3,754,331
	Targa Resources Corp.	298,893	12,586,384
*	Technip Energies NV, ADR	168,037	2,276,901
*	TechnipFMC P.L.C.	1,842,892	13,305,680
#*	Teekay Tankers, Ltd., Class A	258,894	3,275,009
*	TETRA Technologies, Inc.	65,116	201,208
*	Tidewater, Inc.	237,394	2,687,300
#*	Transocean, Ltd.	1,107,228	3,997,093
*	US Silica Holdings, Inc.	514,856	5,200,046
#*	VAALCO Energy, Inc.	11,655	33,217
*	Whiting Petroleum Corp.	108,572	5,092,027
	World Fuel Services Corp.	635,555	21,901,225
TOTAL ENERGY			784,310,531
FINANCIALS — (26.7%)
	1st Constitution Bancorp	6,474	139,774
	1st Source Corp.	211,352	9,677,808
	ACNB Corp.	6,985	195,091
	Alerus Financial Corp.	2,783	77,785
*	Alleghany Corp.	28,549	18,930,842
	Allegiance Bancshares, Inc.	124,839	4,552,878
	Ally Financial, Inc.	420,082	21,575,412
	Altabancorp	59,920	2,420,169
	Amalgamated Financial Corp.	1,725	26,496
#	A-Mark Precious Metals, Inc.	4,994	254,394

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ambac Financial Group, Inc.	220,093	$3,195,750
#*	Amerant Bancorp, Inc.	6,273	138,947
	American Equity Investment Life Holding Co.	908,434	29,151,647
	American National Bankshares, Inc.	68,410	2,161,072
	American National Group, Inc.	111,478	18,391,640
	American River Bankshares	25,546	501,723
	Ameris Bancorp	486,011	23,624,995
	AmeriServ Financial, Inc.	122,550	464,465
	Ames National Corp.	7,848	185,134
	Argo Group International Holdings, Ltd.	299,424	15,608,973
	Arrow Financial Corp.	85,264	3,073,767
	Associated Banc-Corp	1,456,317	28,835,077
#	Associated Capital Group, Inc., Class A	6,231	234,846
	Assured Guaranty, Ltd.	718,635	34,357,939
*	Athene Holding, Ltd., Class A	1,566,693	101,239,702
#	Atlantic American Corp.	864	3,534
*	Atlantic Capital Bancshares, Inc.	200,061	4,801,464
	Atlantic Union Bankshares Corp.	597,836	21,205,243
*	Atlanticus Holdings Corp.	63,428	2,757,849
	Auburn National BanCorp, Inc.	692	23,403
	Axis Capital Holdings, Ltd.	645,460	32,834,550
*	Axos Financial, Inc.	272,066	13,018,358
	Banc of California, Inc.	506,080	8,664,090
	BancFirst Corp.	13,371	741,823
*	Bancorp, Inc. (The)	655,413	15,317,002
	BancorpSouth Bank	378,596	9,767,777
	Bank of Commerce Holdings	96,198	1,295,787
#	Bank of Marin Bancorp	97,976	3,399,767
	Bank of NT Butterfield & Son, Ltd. (The)	31,500	1,043,910
	Bank of Princeton (The)	956	28,192
	Bank OZK	1,138,520	46,349,149
	BankFinancial Corp.	146,914	1,677,758
	BankUnited, Inc.	578,536	22,898,455
	Bankwell Financial Group, Inc.	30,842	888,866
	Banner Corp.	291,501	15,461,213
	Bar Harbor Bankshares	62,519	1,790,544
*	Baycom Corp.	32,325	591,548
	BCB Bancorp, Inc.	109,148	1,641,586
	Berkshire Hills Bancorp, Inc.	441,142	11,928,480
*	Blucora, Inc.	302,397	5,098,413
	BOK Financial Corp.	153,275	12,876,633
*	Bridgewater Bancshares, Inc.	39,680	643,610
*	Brighthouse Financial, Inc.	148,822	6,408,275
	Brookline Bancorp, Inc.	723,060	10,390,372
	Bryn Mawr Bank Corp.	203,273	7,954,072
#	Business First Bancshares, Inc.	12,541	292,331
	Byline Bancorp, Inc.	95,961	2,361,600
	C&F Financial Corp.	21,194	1,107,598
	Cadence BanCorp	1,018,817	19,357,523
	California First Leasing Corp.	2,388	44,477
	Cambridge Bancorp	3,213	274,969
#	Camden National Corp.	127,707	5,717,442
*	Cannae Holdings, Inc.	109,581	3,643,568
	Capital Bancorp, Inc.	4,997	113,532
#	Capital City Bank Group, Inc.	117,868	2,868,907
	Capitol Federal Financial, Inc.	1,235,464	13,701,296
	Capstar Financial Holdings, Inc.	51,159	1,084,571
*	Carter Bankshares, Inc.	7,925	90,900
	Cathay General Bancorp	128,755	4,875,952

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CBTX, Inc.	25,921	$681,722
*	CCUR Holdings, Inc.	14	94,332
	Central Pacific Financial Corp.	154,620	3,958,272
	Central Valley Community Bancorp	62,195	1,392,546
	Century Bancorp, Inc., Class A	21,830	2,496,915
	Chemung Financial Corp.	8,141	373,672
	CIT Group, Inc.	817,220	39,422,693
#	Citizens & Northern Corp.	58,556	1,446,333
#	Citizens Community Bancorp, Inc.	12,253	169,704
	Citizens Holding Co.	1,603	28,213
#*	Citizens, Inc.	66,655	357,271
	City Holding Co.	31,468	2,380,869
	Civista Bancshares, Inc.	70,674	1,617,728
	CNA Financial Corp.	87,921	3,869,403
	CNB Financial Corp.	117,525	2,710,127
	CNO Financial Group, Inc.	929,486	21,229,460
	Codorus Valley Bancorp, Inc.	33,391	728,926
#*	Cohen & Co., Inc.	800	15,200
#	Colony Bankcorp, Inc.	662	11,850
	Columbia Banking System, Inc.	513,282	17,934,073
	Comerica, Inc.	402,493	27,635,169
	Community Bankers Trust Corp.	33,550	355,630
#	Community Financial Corp. (The)	5,096	186,310
	Community Trust Bancorp, Inc.	181,001	7,196,600
#	Community West Bancshares	5,040	65,923
	ConnectOne Bancorp, Inc.	360,092	9,470,420
*	Consumer Portfolio Services, Inc.	254,246	1,263,603
#	Cowen, Inc., Class A	149,350	5,971,013
*	CrossFirst Bankshares, Inc.	29,640	409,328
*	Customers Bancorp, Inc.	401,119	14,528,530
	CVB Financial Corp.	53,588	1,021,387
#	Dime Community Bancshares, Inc.	404,117	13,343,943
	Donegal Group, Inc., Class A	252,334	3,903,607
*	Donnelley Financial Solutions, Inc.	232,831	7,499,487
	Eagle Bancorp Montana, Inc.	2,674	59,363
	Eagle Bancorp, Inc.	174,841	9,621,500
#*	Elevate Credit, Inc.	109,966	398,077
	Employers Holdings, Inc.	292,636	12,150,247
#*	Encore Capital Group, Inc.	279,977	13,254,111
*	Enova International, Inc.	252,286	8,348,144
*	Enstar Group, Ltd.	92,450	23,761,499
	Enterprise Bancorp, Inc.	40,199	1,314,507
	Enterprise Financial Services Corp.	80,227	3,575,717
*	Equity Bancshares, Inc., Class A	136,894	4,032,897
*	Esquire Financial Holdings, Inc.	5,930	143,091
	ESSA Bancorp, Inc.	35,707	583,095
	Essent Group, Ltd.	20,562	928,786
	Evans Bancorp, Inc.	20,850	814,610
	Everest Re Group, Ltd.	122,360	30,936,279
#*	EZCORP, Inc., Class A	650,160	3,718,915
	Farmers & Merchants Bancorp, Inc.	2,006	44,052
	Farmers National Banc Corp.	158,147	2,427,556
	FB Financial Corp.	210,376	7,954,317
	Federal Agricultural Mortgage Corp., Class A	300	28,002
	Federal Agricultural Mortgage Corp., Class C	68,196	6,649,110
	FedNat Holding Co.	126,649	320,422
	Fidelity National Financial, Inc.	51,848	2,312,939
	Financial Institutions, Inc.	166,204	4,893,046
	First Acceptance Corp.	49,300	100,079

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First American Financial Corp.	128,696	$8,662,528
	First BanCorp	1,662,272	20,163,359
	First BanCorp	201,367	8,054,680
	First Bancorp, Inc. (The)	76,972	2,236,806
	First Bancshares, Inc. (The)	68,797	2,653,500
	First Bank	65,257	869,550
	First Busey Corp.	298,282	7,039,455
	First Business Financial Services, Inc.	52,686	1,453,080
	First Commonwealth Financial Corp.	802,848	10,573,508
	First Community Bancshares, Inc.	179,536	5,242,451
#	First Community Corp.	3,070	62,782
	First Financial Bancorp	757,141	17,035,672
	First Financial Corp.	52,817	2,115,321
	First Financial Northwest, Inc.	91,175	1,467,918
	First Foundation, Inc.	343,089	8,086,608
	First Hawaiian, Inc.	260,588	7,173,988
	First Horizon Corp.	3,561,589	55,026,550
	First Internet Bancorp	84,340	2,553,815
	First Interstate BancSystem, Inc., Class A	308,701	12,940,746
	First Merchants Corp.	404,678	16,482,535
	First Mid Bancshares, Inc.	53,590	2,180,577
	First Midwest Bancorp, Inc.	978,728	17,558,380
	First Northwest Bancorp	4,750	89,300
	First of Long Island Corp. (The)	170,016	3,663,845
	First United Corp.	18,611	322,156
*	First Western Financial, Inc.	1,930	50,026
	Flagstar Bancorp, Inc.	478,333	21,888,518
	Flushing Financial Corp.	315,383	6,954,195
	FNB Corp.	2,294,328	26,292,999
	FS Bancorp, Inc.	52,058	1,810,577
	Fulton Financial Corp.	1,283,354	19,660,983
#*	FVCBankcorp, Inc.	6,425	122,075
*	Genworth Financial, Inc., Class A	647,090	2,161,281
#	German American Bancorp, Inc.	112,736	4,250,147
	Global Indemnity Group LLC, Class A	96,974	2,493,202
	Globe Life, Inc.	102,389	9,533,440
	Great Southern Bancorp, Inc.	138,699	7,216,509
	Great Western Bancorp, Inc.	441,434	13,596,167
*	Greenlight Capital Re, Ltd., Class A	400,478	3,524,206
	Guaranty Bancshares, Inc.	31,481	1,053,039
	Guaranty Federal Bancshares, Inc.	348	8,411
*	Hallmark Financial Services, Inc.	170,375	812,689
	Hancock Whitney Corp.	678,330	29,649,804
	Hanmi Financial Corp.	365,341	6,660,166
	HarborOne Bancorp, Inc.	262,780	3,576,436
	Hawthorn Bancshares, Inc.	731	16,689
	HBT Financial, Inc.	6,348	103,726
#	HCI Group, Inc.	5,443	546,913
	Heartland Financial USA, Inc.	236,407	10,784,887
	Heritage Commerce Corp.	537,716	5,828,841
	Heritage Financial Corp.	338,024	8,176,801
	Heritage Insurance Holdings, Inc.	257,429	1,889,529
	Hilltop Holdings, Inc.	498,481	15,791,878
#	Hingham Institution For Savings (The)	845	252,655
*	HMN Financial, Inc.	4,634	102,921
	Home Bancorp, Inc.	38,462	1,350,785
	Home BancShares, Inc.	219,860	4,656,635
	HomeStreet, Inc.	225,849	8,516,766
	HomeTrust Bancshares, Inc.	52,143	1,372,925

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hope Bancorp, Inc.	1,178,802	$15,619,126
	Horace Mann Educators Corp.	354,183	14,100,025
	Horizon Bancorp, Inc.	388,265	6,487,908
*	Howard Bancorp, Inc.	53,907	1,061,968
	Huntington Bancshares, Inc.	1,900,235	26,755,309
	Independence Holding Co.	19,132	855,966
	Independent Bank Corp.	138,230	9,770,096
	Independent Bank Corp.	115,938	2,438,176
#	Independent Bank Group, Inc.	333,525	23,246,692
	International Bancshares Corp.	567,928	22,194,626
	Invesco, Ltd.	3,560,383	86,802,138
	Investar Holding Corp.	5,932	130,207
	Investors Bancorp, Inc.	1,998,758	27,622,836
	Investors Title Co.	12,382	2,061,974
	Janus Henderson Group P.L.C.	801,669	33,541,831
	Jefferies Financial Group, Inc.	694,181	23,039,867
	Kearny Financial Corp.	804,463	9,677,690
	Kemper Corp.	62,397	4,118,826
	Kentucky First Federal Bancorp	315	2,255
	Kingstone Cos., Inc.	93,827	711,209
	Lake Shore Bancorp, Inc.	406	6,131
	Lakeland Bancorp, Inc.	445,501	7,292,851
	Landmark Bancorp, Inc.	1,499	41,387
	LCNB Corp.	14,889	250,731
*	LendingClub Corp.	200,232	4,885,661
	Level One Bancorp, Inc.	2,934	80,069
	Lincoln National Corp.	532,260	32,797,861
	Luther Burbank Corp.	48,101	623,389
	Macatawa Bank Corp.	328,913	2,736,556
	Mackinac Financial Corp.	36,632	742,531
#*	Maiden Holdings, Ltd.	831,007	2,808,804
*	MainStreet Bancshares, Inc.	1,059	25,522
*	Malvern Bancorp, Inc.	1,318	24,607
	Manning & Napier, Inc.	237,877	2,190,847
	Marlin Business Services Corp.	106,919	2,412,093
#*	MBIA, Inc.	630,156	8,223,536
	Mercantile Bank Corp.	160,017	5,000,531
	Merchants Bancorp	29,381	1,076,520
	Mercury General Corp.	59,658	3,628,996
	Meridian Bancorp, Inc.	406,578	7,769,706
	Meridian Corp.	912	24,624
	Meta Financial Group, Inc.	256,756	12,760,773
#	Metrocity Bankshares, Inc.	3,706	74,009
*	Metropolitan Bank Holding Corp.	23,933	1,699,961
	MGIC Investment Corp.	658,741	9,116,975
#	Mid Penn Bancorp, Inc.	6,402	166,772
	Midland States Bancorp, Inc.	133,976	3,297,149
	MidWestOne Financial Group, Inc.	65,099	1,896,334
*	Mr Cooper Group, Inc.	464,321	17,263,455
	MVB Financial Corp.	6,250	259,063
	National Bank Holdings Corp., Class A	250,816	8,893,935
	National Bankshares, Inc.	12,361	446,850
	National Security Group, Inc. (The)	2,423	25,684
	National Western Life Group, Inc., Class A	24,508	5,094,968
	Navient Corp.	1,823,390	37,251,858
	NBT Bancorp, Inc.	314,679	10,966,563
	Nelnet, Inc., Class A	262,683	19,780,030
#	New York Community Bancorp, Inc.	3,696,866	43,549,081
»	NewStar Financial, Inc.	289,581	29,421

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	NI Holdings, Inc.	27,630	$546,245
*	Nicholas Financial, Inc.	44,982	490,304
#*	Nicolet Bankshares, Inc.	39,033	2,825,599
*	NMI Holdings, Inc., Class A	251,339	5,534,485
	Northeast Bank	62,825	2,004,746
	Northfield Bancorp, Inc.	510,033	8,390,043
	Northrim BanCorp, Inc.	57,090	2,330,414
	Northwest Bancshares, Inc.	972,334	12,941,766
	Norwood Financial Corp.	3,763	94,451
	OceanFirst Financial Corp.	292,208	5,698,056
*	Ocwen Financial Corp.	31,942	835,283
	OFG Bancorp	505,838	11,684,858
	Ohio Valley Banc Corp.	10,660	263,089
	Old National Bancorp	1,344,057	21,625,877
	Old Republic International Corp.	1,681,722	41,471,265
	Old Second Bancorp, Inc.	292,106	3,382,587
	OneMain Holdings, Inc.	373,015	22,753,915
	OP Bancorp	10,883	117,863
#*	Oportun Financial Corp.	11,186	235,801
	Oppenheimer Holdings, Inc., Class A	65,321	2,936,179
	Origin Bancorp, Inc.	14,530	591,080
	Orrstown Financial Services, Inc.	28,584	658,861
	Pacific Premier Bancorp, Inc.	680,630	25,850,327
	PacWest Bancorp	786,444	31,316,200
#	Park National Corp.	23,123	2,633,941
	Parke Bancorp, Inc.	31,184	622,433
#	PCB Bancorp	5,287	100,136
	PCSB Financial Corp.	43,550	785,642
	Peapack-Gladstone Financial Corp.	191,425	6,165,799
	Penns Woods Bancorp, Inc.	34,796	818,054
	Peoples Bancorp of North Carolina, Inc.	10,339	283,806
	Peoples Bancorp, Inc.	198,562	5,855,593
#	Peoples Financial Services Corp.	6,972	299,099
	People's United Financial, Inc.	3,909,142	61,373,529
	Pinnacle Financial Partners, Inc.	379,445	34,002,066
	Popular, Inc.	820,000	59,663,200
#*	PRA Group, Inc.	239,607	9,294,356
	Preferred Bank	68,617	4,047,031
	Premier Financial Bancorp, Inc.	109,706	1,867,196
	Premier Financial Corp.	340,187	9,110,208
	Primis Financial Corp.	121,559	1,890,242
	ProAssurance Corp.	299,561	6,075,097
#*	Professional Holding Corp., Class A	3,391	69,380
	PROG Holdings, Inc.	49,157	2,151,602
	Prosperity Bancshares, Inc.	231,997	15,819,875
	Provident Financial Holdings, Inc.	49,350	832,041
	Provident Financial Services, Inc.	701,515	15,152,724
	Prudential Bancorp, Inc.	11,837	166,902
	QCR Holdings, Inc.	134,192	6,587,485
	Radian Group, Inc.	686,797	15,507,876
	RBB Bancorp	51,245	1,226,293
	Regional Management Corp.	123,979	6,413,434
	Reinsurance Group of America, Inc.	323,632	35,657,774
	Reliant Bancorp, Inc.	4,466	124,155
	RenaissanceRe Holdings, Ltd.	43,904	6,703,702
#	Renasant Corp.	470,264	16,543,888
#	Republic Bancorp, Inc., Class A	66,318	3,233,666
#*	Republic First Bancorp, Inc.	213,002	785,977
	Richmond Mutual BanCorp, Inc.	3,315	50,156

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Riverview Bancorp, Inc.	230,388	$1,608,108
	S&T Bancorp, Inc.	242,862	7,152,286
	Safety Insurance Group, Inc.	118,680	9,093,262
	Sandy Spring Bancorp, Inc.	322,233	13,401,670
	Santander Consumer USA Holdings, Inc.	1,591,606	65,303,594
	Seacoast Banking Corp. of Florida	269,359	8,185,820
*	Security National Financial Corp., Class A	46,611	393,863
*	Select Bancorp, Inc.	19,661	312,610
	Severn Bancorp, Inc.	903	10,917
	Shore Bancshares, Inc.	60,391	1,047,180
	Sierra Bancorp	153,230	3,697,440
	Simmons First National Corp., Class A	730,397	19,881,406
*	SiriusPoint, Ltd.	766,952	7,516,130
	SmartFinancial, Inc.	47,177	1,149,703
	South State Corp.	325,586	22,413,340
*	Southern First Bancshares, Inc.	32,674	1,618,343
	Southern Missouri Bancorp, Inc.	32,932	1,477,988
	Southside Bancshares, Inc.	180,221	6,495,165
	Spirit of Texas Bancshares, Inc.	26,256	611,240
	State Auto Financial Corp.	236,480	11,824,000
	Sterling Bancorp	1,529,941	33,215,019
*	Sterling Bancorp, Inc.	87,393	417,739
	Stewart Information Services Corp.	235,580	13,901,576
	Stifel Financial Corp.	403,940	26,878,168
*	StoneX Group, Inc.	146,414	9,448,095
	Summit Financial Group, Inc.	48,693	1,132,112
#	Summit State Bank	3,401	55,317
*	SVB Financial Group	6,660	3,662,734
	Synovus Financial Corp.	231,208	9,456,407
	Territorial Bancorp, Inc.	76,770	1,960,706
*	Texas Capital Bancshares, Inc.	412,102	25,954,184
	Timberland Bancorp, Inc.	81,580	2,346,241
	Tiptree, Inc.	305,125	2,932,251
#	Tompkins Financial Corp.	10,628	815,699
	Towne Bank	444,860	13,261,277
	TriCo Bancshares	182,180	7,183,357
*	TriState Capital Holdings, Inc.	330,257	6,707,520
*	Triumph Bancorp, Inc.	161,399	12,372,847
	TrustCo Bank Corp. NY	195,025	6,558,691
	Trustmark Corp.	578,313	17,360,956
	UMB Financial Corp.	14,965	1,400,724
	Umpqua Holdings Corp.	1,696,058	32,004,614
#	United Bancshares, Inc.	7,312	251,533
	United Bankshares, Inc.	991,112	34,233,008
	United Community Banks, Inc.	593,476	17,098,044
	United Fire Group, Inc.	205,892	5,130,829
	United Insurance Holdings Corp.	343,421	1,504,184
	United Security Bancshares	111,937	903,332
	Unity Bancorp, Inc.	55,197	1,225,925
	Universal Insurance Holdings, Inc.	188,288	2,666,158
	Univest Financial Corp.	290,075	7,936,452
	Unum Group	1,915,974	52,497,688
#	US Global Investors, Inc., Class A	7,285	42,253
	Valley National Bancorp	3,350,955	43,193,810
	Veritex Holdings, Inc.	116,022	3,892,538
	Virtus Investment Partners, Inc.	303	83,667
#	Voya Financial, Inc.	908,714	58,521,182
	Washington Federal, Inc.	570,717	18,417,038
	Washington Trust Bancorp, Inc.	70,538	3,438,728

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Waterstone Financial, Inc.	282,042	$5,564,689
#	Webster Financial Corp.	11,229	540,115
	WesBanco, Inc.	525,553	16,964,851
#	West BanCorp, Inc.	80,362	2,369,072
	Western New England Bancorp, Inc.	245,705	2,078,664
	Westwood Holdings Group, Inc.	27,144	688,100
	White Mountains Insurance Group, Ltd.	21,419	24,237,098
	Wintrust Financial Corp.	452,696	32,322,494
	WSFS Financial Corp.	427,113	18,699,007
#	WVS Financial Corp.	111	1,804
	Zions Bancorp NA	1,452,053	75,724,564
TOTAL FINANCIALS			3,347,004,603
HEALTH CARE — (4.6%)
*	Acadia Healthcare Co., Inc.	805,302	49,703,239
»	Achillion Pharmaceuticals, Inc.	1,609,952	2,334,430
*	Acorda Therapeutics, Inc.	16,680	62,550
*	Addus HomeCare Corp.	95,258	8,267,442
*	AIM ImmunoTech, Inc.	36,444	76,168
*	Alkermes P.L.C.	55,176	1,427,403
#*	Allscripts Healthcare Solutions, Inc.	1,433,622	24,486,264
#*	American Shared Hospital Services	12,364	35,114
*	Amphastar Pharmaceuticals, Inc.	181,678	3,806,154
*	AnaptysBio, Inc.	94,377	2,168,783
*	AngioDynamics, Inc.	396,902	10,569,500
*	ANI Pharmaceuticals, Inc.	27,040	917,467
#*	Anika Therapeutics, Inc.	138,786	5,569,482
#*	aTyr Pharma, Inc.	15,283	71,219
*	Avanos Medical, Inc.	390,565	14,818,036
*	BioDelivery Sciences International, Inc.	29,853	112,247
*	Brookdale Senior Living, Inc.	1,670,746	12,564,010
*	Calithera Biosciences, Inc.	215,996	421,192
#*	Cara Therapeutics, Inc.	33,460	400,516
*	Catalyst Biosciences, Inc.	175,731	715,225
#*	Catalyst Pharmaceuticals, Inc.	75,991	443,787
#*	CbdMD, Inc.	9,141	23,584
*	Chimerix, Inc.	199,825	1,324,840
#*	Chinook Therapeutics, Inc.	5,657	73,711
*	Community Health Systems, Inc.	306,131	4,077,665
	Computer Programs and Systems, Inc.	48,065	1,517,412
*	Concert Pharmaceuticals, Inc.	122,835	409,041
#*	Covetrus, Inc.	360,445	9,176,930
*	Cross Country Healthcare, Inc.	378,573	6,216,169
#*	CryoLife, Inc.	12,123	327,321
*	Cumberland Pharmaceuticals, Inc.	121,964	396,383
*	Cyclerion Therapeutics, Inc.	21,258	61,861
*	Eagle Pharmaceuticals, Inc.	3,133	145,684
#*	Eiger BioPharmaceuticals, Inc.	3,836	30,535
*	Electromed, Inc.	43,327	508,659
*	Emergent BioSolutions, Inc.	8,943	589,344
*	Enanta Pharmaceuticals, Inc.	35,168	1,485,848
*	Endo International P.L.C.	96,251	487,030
#*	Envista Holdings Corp.	673,835	29,028,812
#*	Enzo Biochem, Inc.	29,900	97,474
#*	Evolent Health, Inc., Class A	552,208	12,667,652
*	Five Star Senior Living, Inc.	97,004	550,983
*	FONAR Corp.	58,830	995,404
*	GlycoMimetics, Inc.	108,339	218,845
*	Harvard Bioscience, Inc.	336,966	2,658,662

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	HealthStream, Inc.	231,444	$6,760,479
*	Hookipa Pharma, Inc.	3,000	23,190
*	Innoviva, Inc.	9,787	138,780
*	Inogen, Inc.	13,503	1,077,134
*	Integer Holdings Corp.	239,663	23,460,611
*	IntriCon Corp.	41,267	990,408
#*	Invacare Corp.	494,440	3,574,801
*	Jazz Pharmaceuticals P.L.C.	67,457	11,435,311
*	Jounce Therapeutics, Inc.	68,869	347,100
*	Kewaunee Scientific Corp.	13,861	184,629
#*	Kezar Life Sciences, Inc.	4,287	20,878
#*	Lannett Co., Inc.	294,153	1,364,870
*	Lantheus Holdings, Inc.	4,806	125,773
*	LENSAR, Inc.	116,724	948,966
#*	Lumos Pharma, Inc.	4,529	34,420
*	Magellan Health, Inc.	177,394	16,731,802
*»	MedCath Corp.	103,153	0
*	MEDNAX, Inc.	625,671	18,219,539
#*	Meridian Bioscience, Inc.	243,513	4,992,016
*	Merit Medical Systems, Inc.	230,144	16,130,793
*	Microbot Medical, Inc.	7,320	51,679
*	ModivCare, Inc.	55,303	9,401,510
*	Myriad Genetics, Inc.	390,550	12,353,096
	National HealthCare Corp.	69,981	5,434,025
*	Natus Medical, Inc.	74,565	1,990,885
*	NextGen Healthcare, Inc.	211,676	3,433,385
*	NuVasive, Inc.	21,890	1,399,865
*	Opiant Pharmaceuticals, Inc.	1,406	22,665
#*	OPKO Health, Inc.	327,964	1,128,196
*	Option Care Health, Inc.	16,912	350,417
#*	OraSure Technologies, Inc.	438,037	5,164,456
*	Organon & Co.	7,938	230,281
*	Orthofix Medical, Inc.	48,371	1,922,264
*	Otonomy, Inc.	168,108	300,913
	Owens & Minor, Inc.	525,304	24,295,310
*	Pacira BioSciences, Inc.	5,601	330,179
	Patterson Cos., Inc.	666,415	20,745,499
#*»	PDL BioPharma, Inc.	1,058,582	980,564
	Perrigo Co. P.L.C.	824,318	39,591,994
	Premier, Inc., Class A	330,831	11,790,817
*	Prestige Consumer Healthcare, Inc.	405,736	21,321,427
*	Prothena Corp. P.L.C.	239,409	11,994,391
*	Satsuma Pharmaceuticals, Inc.	1,387	7,268
#*	Savara, Inc.	5,735	7,341
	Select Medical Holdings Corp.	756,458	29,842,268
*	Sharps Compliance Corp.	4,600	45,908
*	Sio Gene Therapies, Inc.	5,355	10,924
#*	Star Equity Holdings, Inc.	9,237	33,253
*	Supernus Pharmaceuticals, Inc.	296,236	7,799,894
#*	Surgalign Holdings, Inc.	520,908	567,790
#*	Surgery Partners, Inc.	74,019	4,038,477
#*	Synlogic, Inc.	233,847	738,957
#*	Taro Pharmaceutical Industries, Ltd.	27,023	1,924,038
»	Tetraphase Pharmaceuticals, Inc.	1,600	320
*	Triple-S Management Corp., Class B	218,550	5,317,321
*	United Therapeutics Corp.	19,130	3,480,321
	Universal Health Services, Inc., Class B	104,239	16,720,978
	Utah Medical Products, Inc.	2,315	206,961
*	Vanda Pharmaceuticals, Inc.	208,191	3,395,595

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Varex Imaging Corp.	190,541	$5,201,769
#*	X4 Pharmaceuticals, Inc.	990	5,692
TOTAL HEALTH CARE			572,180,470
INDUSTRIALS — (19.0%)
*	AAR Corp.	309,225	11,057,886
	ABM Industries, Inc.	551,545	25,641,327
*	Acacia Research Corp.	365,124	2,059,299
	ACCO Brands Corp.	906,110	8,100,623
	Acme United Corp.	40,941	1,731,804
	Acuity Brands, Inc.	3,814	668,899
#	ADT, Inc.	923,357	9,686,015
	AGCO Corp.	409,961	54,159,948
	Air Lease Corp.	940,938	39,858,134
#*	Air T, Inc.	2,384	73,022
*	Air Transport Services Group, Inc.	285,485	6,908,737
#*	Akerna Corp.	3,275	11,233
	Alamo Group, Inc.	101,804	14,941,773
	Albany International Corp., Class A	82,231	7,100,647
	Allied Motion Technologies, Inc.	20,545	676,136
	Altra Industrial Motion Corp.	48,456	3,037,222
	AMERCO	96,508	56,742,844
*	American Woodmark Corp.	92,384	6,859,512
#*	AMREP Corp.	7,243	97,201
	Apogee Enterprises, Inc.	225,026	8,926,781
	Applied Industrial Technologies, Inc.	117,908	10,576,348
	ARC Document Solutions, Inc.	126,464	261,780
	ArcBest Corp.	237,321	14,028,044
	Arcosa, Inc.	399,716	21,888,448
	Argan, Inc.	111,415	5,008,104
*	Armstrong Flooring, Inc.	156,434	675,795
*	ASGN, Inc.	111,438	11,269,725
	Astec Industries, Inc.	229,338	14,060,713
*	Astronics Corp.	177,493	3,031,580
#*	Astronics Corp., Class B	5,303	91,477
#*	Atlas Air Worldwide Holdings, Inc.	240,249	16,089,476
*	Avalon Holdings Corp., Class A	11,325	50,623
	AZZ, Inc.	93,507	4,954,936
	Barnes Group, Inc.	351,523	17,811,670
	Barrett Business Services, Inc.	15,551	1,138,489
*	Beacon Roofing Supply, Inc.	562,607	30,088,222
	BGSF, Inc.	28,777	363,166
	Boise Cascade Co.	303,648	15,531,595
	Brady Corp., Class A	72,157	3,945,545
*	BrightView Holdings, Inc.	19,129	306,638
#*	Broadwind, Inc.	66,870	254,106
*	Builders FirstSource, Inc.	672,464	29,924,648
*	CACI International, Inc., Class A	89,946	24,011,984
	CAI International, Inc.	90,644	5,058,842
	Carlisle Cos., Inc.	19,469	3,937,411
*	CBIZ, Inc.	452,368	14,629,581
*	CECO Environmental Corp.	385,446	2,713,540
#*	Chart Industries, Inc.	251,794	39,141,377
	Chicago Rivet & Machine Co.	2,571	69,288
#*	CIRCOR International, Inc.	114,543	3,532,506
*	Civeo Corp.	53,492	1,161,311
*	Clean Harbors, Inc.	316,221	30,040,995
*	Colfax Corp.	916,977	42,070,905
	Columbus McKinnon Corp.	195,084	9,051,898

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Comfort Systems USA, Inc.	92,412	$6,907,797
*	Commercial Vehicle Group, Inc.	162,513	1,485,369
	CompX International, Inc.	9,758	181,499
#*	Concrete Pumping Holdings, Inc.	18,327	159,445
#*	Construction Partners, Inc., Class A	18,121	608,503
#*	Copa Holdings SA, Class A	74,357	5,272,655
*	Cornerstone Building Brands, Inc.	22,701	381,831
	Costamare, Inc.	596,310	6,464,000
*	Covenant Logistics Group, Inc.	150,924	3,170,913
*	CPI Aerostructures, Inc.	73,094	240,479
	CRA International, Inc.	65,096	5,580,680
	Curtiss-Wright Corp.	16,911	2,000,571
#	Deluxe Corp.	59,435	2,609,197
*	DLH Holdings Corp.	1,525	16,013
*	Ducommun, Inc.	118,941	6,416,867
*	DXP Enterprises, Inc.	166,358	5,431,589
*	Dycom Industries, Inc.	252,165	17,500,251
#*	Eagle Bulk Shipping, Inc.	34,074	1,420,886
	Eastern Co. (The)	37,358	1,096,831
*	Echo Global Logistics, Inc.	346,949	10,731,133
	EMCOR Group, Inc.	152,906	18,625,480
	Encore Wire Corp.	171,779	13,472,627
	EnerSys	103,991	10,259,752
#	Eneti, Inc.	77,623	1,260,598
	Ennis, Inc.	246,805	4,879,335
	EnPro Industries, Inc.	77,391	7,206,650
	ESCO Technologies, Inc.	193,537	18,264,087
	Espey Manufacturing & Electronics Corp.	8,752	131,893
	Federal Signal Corp.	495,967	19,645,253
#*	Fluor Corp.	528,736	8,808,742
	Forward Air Corp.	91,122	8,058,830
	Franklin Electric Co., Inc.	54,003	4,415,285
#*	FreightCar America, Inc.	93,895	487,315
*	FTI Consulting, Inc.	54,226	7,900,728
*	Gates Industrial Corp. P.L.C.	152,758	2,766,447
#	GATX Corp.	318,440	29,376,090
	Genco Shipping & Trading, Ltd.	388,940	6,825,897
*	Gencor Industries, Inc.	89,209	1,047,314
*	Gibraltar Industries, Inc.	236,742	17,679,893
*	GMS, Inc.	344,875	16,943,709
#	Gorman-Rupp Co. (The)	296,229	10,572,413
*	GP Strategies Corp.	148,729	3,026,635
	Graham Corp.	53,288	729,513
#	Granite Construction, Inc.	409,106	15,717,853
*	Great Lakes Dredge & Dock Corp.	611,008	9,409,523
#	Greenbrier Cos., Inc. (The)	272,870	11,678,836
	Griffon Corp.	387,866	8,967,462
*	Harsco Corp.	189,828	3,819,339
#*	Hawaiian Holdings, Inc.	365,952	7,220,233
#*	HC2 Holdings, Inc.	33,800	124,384
	Heartland Express, Inc.	434,598	7,401,204
	Heidrick & Struggles International, Inc.	187,375	8,002,786
	Helios Technologies, Inc.	87,872	7,104,451
*	Herc Holdings, Inc.	143,411	17,788,700
*	Heritage-Crystal Clean, Inc.	87,954	2,478,544
#	Herman Miller, Inc.	156,032	6,732,781
#*	Hexcel Corp.	2,316	126,037
*	Hill International, Inc.	142,465	307,724
	Hillenbrand, Inc.	140,347	6,357,719

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	HNI Corp.	40,155	$1,497,782
*	Hub Group, Inc., Class A	305,591	20,254,571
*	Hudson Global, Inc.	669	11,908
*	Hudson Technologies, Inc.	65,595	226,959
	Hurco Cos., Inc.	52,522	1,782,597
*	Huron Consulting Group, Inc.	214,984	10,562,164
*	Huttig Building Products, Inc.	2,945	18,347
	Hyster-Yale Materials Handling, Inc.	126,587	9,068,693
	ICF International, Inc.	145,185	13,294,590
*	IES Holdings, Inc.	8,144	443,115
	Insteel Industries, Inc.	174,970	6,794,085
	Interface, Inc.	250,697	3,615,051
	ITT, Inc.	75,829	7,424,417
*	JELD-WEN Holding, Inc.	460,734	12,200,236
	Kadant, Inc.	45,741	8,239,326
	Kaman Corp.	225,432	9,997,909
#*	KAR Auction Services, Inc.	463,910	7,645,237
#	KBR, Inc.	497,155	19,239,898
*	Kelly Services, Inc., Class A	348,293	7,634,583
	Kennametal, Inc.	494,352	17,920,260
	Kimball International, Inc., Class B	179,322	2,220,006
*	Kirby Corp.	291,227	16,864,956
	Knight-Swift Transportation Holdings, Inc.	1,205,722	59,912,326
	Korn Ferry	464,824	31,952,002
*	Kratos Defense & Security Solutions, Inc.	17,475	475,320
*	Lawson Products, Inc.	42,788	2,245,942
*	LB Foster Co., Class A	95,083	1,726,707
*	Limbach Holdings, Inc.	112,469	1,005,473
*	LS Starrett Co. (The), Class A	3,180	24,899
	LSI Industries, Inc.	206,562	1,555,412
*	Lydall, Inc.	154,999	9,485,939
	Macquarie Infrastructure Corp.	727,089	28,720,015
*	Manitex International, Inc.	45,057	359,555
*	Manitowoc Co., Inc. (The)	489,623	11,334,772
	ManpowerGroup, Inc.	59,087	7,006,536
	ManTech International Corp., Class A	205,886	18,006,790
	Marten Transport, Ltd.	555,639	8,790,209
*	Masonite International Corp.	114,908	13,002,989
#*	MasTec, Inc.	524,418	53,086,834
*	Mastech Digital, Inc.	8,238	144,412
*	Matrix Service Co.	274,388	2,993,573
	Matson, Inc.	332,823	22,339,080
	Matthews International Corp., Class A	288,117	9,968,848
	Maxar Technologies, Inc.	125,512	4,552,320
#*	Mayville Engineering Co., Inc.	3,172	55,732
	McGrath RentCorp	201,289	15,785,083
*	Mesa Air Group, Inc.	108,925	971,611
	Miller Industries, Inc.	98,807	3,706,251
*	Mistras Group, Inc.	234,292	2,460,066
	Moog, Inc., Class A	209,079	16,280,982
#*	MRC Global, Inc.	412,404	3,781,745
	MSC Industrial Direct Co., Inc., Class A	128,586	11,466,014
	Mueller Industries, Inc.	311,050	13,499,570
	Mueller Water Products, Inc., Class A	338,071	5,010,212
*	MYR Group, Inc.	163,876	15,671,462
	National Presto Industries, Inc.	45,985	4,436,633
	Nielsen Holdings P.L.C.	1,092,240	25,875,166
	NL Industries, Inc.	64,362	388,103
*	NN, Inc.	414,267	2,833,586

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Northwest Pipe Co.	126,446	$3,592,331
*	NOW, Inc.	1,182,011	11,666,449
*	NV5 Global, Inc.	60,833	5,779,135
	nVent Electric P.L.C.	380,376	12,023,685
#*	Orion Group Holdings, Inc.	369,855	1,986,121
	Oshkosh Corp.	296,516	35,448,488
	Owens Corning	140,601	13,520,192
#*	P&F Industries, Inc., Class A	1,458	9,900
*	PAM Transportation Services, Inc.	29,083	1,817,688
	Park Aerospace Corp.	233,066	3,472,683
	Park-Ohio Holdings Corp.	116,919	3,401,174
	Patriot Transportation Holding, Inc.	5,926	69,927
*	Perma-Fix Environmental Services, Inc.	15,435	88,443
*	Perma-Pipe International Holdings, Inc.	27,948	192,562
*	PGT Innovations, Inc.	299,305	6,758,307
#	Powell Industries, Inc.	151,523	4,407,804
	Preformed Line Products Co.	39,285	2,691,808
	Primoris Services Corp.	463,450	13,857,155
*	Quad/Graphics, Inc.	282,362	988,267
	Quanex Building Products Corp.	306,151	7,604,791
	Quanta Services, Inc.	145,922	13,264,310
#*	Quest Resource Holding Corp.	3,236	19,157
*	Radiant Logistics, Inc.	430,809	2,679,632
*	RCM Technologies, Inc.	52,363	219,925
	Regal Beloit Corp.	191,772	28,234,592
*	Resideo Technologies, Inc.	406,677	11,996,971
	Resources Connection, Inc.	344,172	5,331,224
#	REV Group, Inc.	112,048	1,693,045
	Rexnord Corp.	81,633	4,598,387
	Rush Enterprises, Inc., Class A	317,851	14,935,818
	Rush Enterprises, Inc., Class B	45,877	2,013,083
	Ryder System, Inc.	391,993	29,850,267
	Schneider National, Inc., Class B	329,600	7,396,224
#	Science Applications International Corp.	45,324	3,956,785
*	Sensata Technologies Holding P.L.C.	557,707	32,692,784
	Shyft Group, Inc. (The)	106,000	4,180,640
*	SIFCO Industries, Inc.	17,808	197,669
*	SkyWest, Inc.	441,934	17,893,908
	Snap-on, Inc.	170,059	37,069,461
*	SP Plus Corp.	52,119	1,708,982
#*	Spirit Airlines, Inc.	682,777	18,421,323
	SPX FLOW, Inc.	177,546	14,585,404
	Standex International Corp.	30,247	2,782,724
	Steelcase, Inc., Class A	845,358	11,623,672
*	Sterling Construction Co., Inc.	231,023	5,073,265
*	Team, Inc.	253,324	1,563,009
#	Tecnoglass, Inc.	11,018	212,537
	Tennant Co.	4,645	367,512
	Terex Corp.	534,528	25,614,582
*	Textainer Group Holdings, Ltd.	277,959	8,972,517
	Textron, Inc.	48,941	3,377,418
*	Thermon Group Holdings, Inc.	292,842	4,878,748
	Timken Co. (The)	472,478	37,562,001
*	Titan International, Inc.	913,866	7,877,525
#*	Titan Machinery, Inc.	248,510	7,089,990
*	Transcat, Inc.	11,318	722,654
*	TriMas Corp.	99,204	3,245,955
#	Trinity Industries, Inc.	1,042,010	28,248,891
	Triton International, Ltd.	625,299	33,009,534

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	TrueBlue, Inc.	395,401	$10,750,953
#*	Tutor Perini Corp.	497,096	6,994,141
*	Twin Disc, Inc.	76,056	1,119,544
#*	U.S. Xpress Enterprises, Inc., Class A	81,660	712,892
	UFP Industries, Inc.	438,505	32,563,381
*	Ultralife Corp.	141,928	1,126,908
	UniFirst Corp.	38,671	8,421,384
*	Univar Solutions, Inc.	532,469	13,066,789
	Universal Logistics Holdings, Inc.	41,164	948,830
*	USA Truck, Inc.	110,239	1,538,936
*	Vectrus, Inc.	127,469	5,773,071
*	Veritiv Corp.	211,068	12,934,247
*	Viad Corp.	95,207	4,365,241
*	Vidler Water Resouces, Inc.	133,582	1,799,350
#*	Virco Mfg. Corp.	19,199	63,741
*	Volt Information Sciences, Inc.	27,050	121,455
	VSE Corp.	88,182	4,413,509
	Wabash National Corp.	514,984	7,539,366
	Werner Enterprises, Inc.	512,007	23,403,840
*	WESCO International, Inc.	321,511	34,224,846
#*	Willdan Group, Inc.	24,119	994,909
*	Willis Lease Finance Corp.	13,359	555,734
*	WillScot Mobile Mini Holdings Corp.	757,809	21,756,696
TOTAL INDUSTRIALS			2,386,006,037
INFORMATION TECHNOLOGY — (8.9%)
*	ACI Worldwide, Inc.	18,430	632,149
*»	Actua Corp.	92,463	9,246
	ADTRAN, Inc.	476,485	10,678,029
*	Airgain, Inc.	3,800	69,350
#*	Alithya Group, Inc., Class A	57,456	175,241
#	Alliance Data Systems Corp.	76,906	7,171,484
*	Alpha & Omega Semiconductor, Ltd.	219,791	5,712,368
	Amkor Technology, Inc.	2,212,058	54,505,109
*	Amtech Systems, Inc.	147,143	1,524,401
#*	Applied Optoelectronics, Inc.	77,600	599,848
#*	Arlo Technologies, Inc.	20,256	123,764
*	Arrow Electronics, Inc.	707,020	83,831,361
*	AstroNova, Inc.	58,974	946,533
*	Asure Software, Inc.	47,509	447,535
#*	Aviat Networks, Inc.	45,784	1,706,828
	Avnet, Inc.	871,520	36,011,206
*	Aware, Inc.	169,636	675,151
*	Axcelis Technologies, Inc.	298,367	11,502,048
#*	AXT, Inc.	430,368	4,389,754
	Bel Fuse, Inc., Class A	3,065	47,599
	Bel Fuse, Inc., Class B	92,073	1,255,876
	Belden, Inc.	166,016	8,134,784
	Benchmark Electronics, Inc.	343,441	9,066,842
	BK Technologies Corp.	8,250	26,648
#*	BM Technologies, Inc.	61,728	619,132
*	Calix, Inc.	45,245	2,116,561
	Cass Information Systems, Inc.	20,182	889,824
*	CEVA, Inc.	1,912	94,912
*	Ciena Corp.	28,086	1,632,920
#*	ClearOne, Inc.	400	1,132
*	Cloudera, Inc.	61,534	976,545
*	Cognyte Software, Ltd.	39,067	1,014,570
*	Cohu, Inc.	399,234	14,136,876

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Communications Systems, Inc.	69,868	$483,487
*	Computer Task Group, Inc.	156,676	1,395,983
	Comtech Telecommunications Corp.	266,811	6,662,271
*	Concentrix Corp.	344,987	56,484,722
*	Conduent, Inc.	965,793	6,480,471
#	CSG Systems International, Inc.	40,569	1,840,210
*	CSP, Inc.	5,024	50,793
	CTS Corp.	194,516	6,806,115
*	CyberOptics Corp.	74,304	3,481,142
*	Daktronics, Inc.	456,171	2,787,205
*	Data I/O Corp.	63,596	392,387
*	Digi International, Inc.	269,441	5,572,040
*	Diodes, Inc.	368,475	30,214,950
*	DSP Group, Inc.	134,046	2,151,438
*	DXC Technology Co.	823,280	32,914,734
#	Ebix, Inc.	36,219	1,094,538
*	EchoStar Corp., Class A	407,016	9,076,457
*	EMCORE Corp.	224,715	1,964,009
*	ePlus, Inc.	97,220	8,988,961
*	Fabrinet	310,576	29,355,644
#*	First Solar, Inc.	108,675	9,350,397
*	Flex, Ltd.	2,358,817	42,387,941
*	FormFactor, Inc.	253,542	9,446,975
*	Frequency Electronics, Inc.	50,125	502,253
*	Genasys, Inc.	9,763	54,673
*	GSI Technology, Inc.	115,656	634,951
*	GTY Technology Holdings, Inc.	15,954	110,402
	Hackett Group, Inc. (The)	38,688	693,289
#*	Harmonic, Inc.	944,723	8,360,799
*	Ichor Holdings, Ltd.	133,931	6,906,822
*	IEC Electronics Corp.	45,984	505,824
*	Immersion Corp.	30,075	227,367
	Information Services Group, Inc.	10,211	60,960
*	Insight Enterprises, Inc.	254,335	25,530,147
	InterDigital, Inc.	84,811	5,588,197
*	inTEST Corp.	160,960	2,303,338
*	Intevac, Inc.	85,632	556,608
#*	Issuer Direct Corp.	6,126	171,283
*	J2 Global, Inc.	32,280	4,560,196
	Jabil, Inc.	821,425	48,907,644
	Juniper Networks, Inc.	502,142	14,130,276
*	Key Tronic Corp.	70,348	469,221
*	Kimball Electronics, Inc.	211,797	4,318,541
*	Knowles Corp.	771,622	15,463,305
	Kulicke & Soffa Industries, Inc.	462,183	25,124,268
*	KVH Industries, Inc.	182,513	2,066,047
*	Lantronix, Inc.	10,436	54,893
#*	LightPath Technologies, Inc., Class A	29,747	70,500
#*	Luna Innovations, Inc.	45,701	563,493
*	Magnachip Semiconductor Corp.	4,440	92,263
	Maximus, Inc.	41,447	3,688,783
#	Methode Electronics, Inc.	325,248	15,556,612
*	N-Able, Inc.	1,914	26,406
*	NCR Corp.	9,446	419,402
*	NeoPhotonics Corp.	509,074	4,938,018
*	NETGEAR, Inc.	279,618	9,576,916
*	NetScout Systems, Inc.	588,787	16,933,514
#*	NetSol Technologies, Inc.	2,106	9,645
	Network-1 Technologies, Inc.	110,240	332,925

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	148,316	$3,658,956
*	Onto Innovation, Inc.	243,236	17,045,979
*	Optical Cable Corp.	55,866	250,280
*	OSI Systems, Inc.	144,793	14,486,540
	PC Connection, Inc.	146,234	6,954,889
	PC-Tel, Inc.	127,869	850,329
#*	PDF Solutions, Inc.	79,065	1,479,306
*	Perficient, Inc.	38,863	3,664,392
*	PFSweb, Inc.	30,710	361,150
*	Photronics, Inc.	600,814	8,032,883
#*	Ping Identity Holding Corp.	20,888	460,998
*	Plexus Corp.	226,602	20,466,693
*	Powerfleet, Inc.	8,501	57,892
*	Rambus, Inc.	375,971	8,895,474
#*	RealNetworks, Inc.	29,105	53,262
#*	RF Industries, Ltd.	71,364	682,953
*	Ribbon Communications, Inc.	431,619	2,982,487
	Richardson Electronics, Ltd.	95,451	740,700
*	Rogers Corp.	140,207	26,723,454
#*	Rubicon Technology, Inc.	262	2,463
*	Sanmina Corp.	592,040	22,746,177
	Sapiens International Corp. NV	12,425	313,234
*	ScanSource, Inc.	260,726	7,193,430
*	SigmaTron International, Inc.	2,700	16,362
#»	Silicon Graphics, Inc.	494	0
*	SMART Global Holdings, Inc.	22,734	1,064,861
*	Smith Micro Software, Inc.	8,134	46,038
#*	SolarWinds Corp.	3,827	43,015
*	StarTek, Inc.	3,684	25,862
*	Steel Connect, Inc.	1,497	2,844
*	Stratasys, Ltd.	309,319	6,105,957
*	Super Micro Computer, Inc.	347,478	13,218,063
*	Sykes Enterprises, Inc.	400,352	21,482,888
	SYNNEX Corp.	379,006	45,306,377
	Taitron Components, Inc., Class A	12,497	57,736
*	TESSCO Technologies, Inc.	68,593	412,244
*	Trio-Tech International	3,288	15,980
*	TTM Technologies, Inc.	976,789	13,665,278
*	Ultra Clean Holdings, Inc.	349,486	18,875,739
#*	Universal Security Instruments, Inc.	2,901	17,928
*	Upland Software, Inc.	12,213	439,668
#*	Veeco Instruments, Inc.	413,741	9,598,791
#*	Verint Systems, Inc.	56,491	2,410,471
#*	Viasat, Inc.	62,106	3,082,942
#*	VirnetX Holding Corp.	2,205	9,041
	Vishay Intertechnology, Inc.	1,054,668	23,339,803
*	Vishay Precision Group, Inc.	119,777	4,351,498
	Wayside Technology Group, Inc.	22,693	643,347
#*	WidePoint Corp.	8,081	50,264
#*	Wireless Telecom Group, Inc.	23,991	66,695
	Xerox Holdings Corp.	1,429,285	34,488,647
	Xperi Holding Corp.	718,112	14,915,186
TOTAL INFORMATION TECHNOLOGY			1,111,475,723
MATERIALS — (8.6%)
*	Advanced Emissions Solutions, Inc.	8,955	67,342
*	AdvanSix, Inc.	209,072	6,993,458
*	AgroFresh Solutions, Inc.	160,868	313,693
*	Alcoa Corp.	1,140,009	45,771,361

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Allegheny Technologies, Inc.	636,856	$13,074,654
*	Alpha Metallurgical Resources, Inc.	18,228	508,014
	American Vanguard Corp.	318,765	5,262,810
*	Ampco-Pittsburgh Corp.	56,252	350,450
#*	Arconic Corp.	99,148	3,563,379
	Ashland Global Holdings, Inc.	346,067	29,439,920
	Avient Corp.	16,622	806,499
*	Berry Global Group, Inc.	168,617	10,840,387
	Cabot Corp.	268,364	14,776,122
#	Caledonia Mining Corp., P.L.C.	2,000	25,420
	Carpenter Technology Corp.	402,020	15,337,063
*	Century Aluminum Co.	824,095	11,998,823
	CF Industries Holdings, Inc.	225,687	10,663,711
	Chase Corp.	7,629	889,007
*	Clearwater Paper Corp.	175,956	5,188,942
#*	Coeur Mining, Inc.	998,645	7,529,783
	Commercial Metals Co.	932,497	30,585,902
*	Core Molding Technologies, Inc.	41,394	589,037
*	Domtar Corp.	449,456	24,679,629
	Ecovyst, Inc.	141,392	2,200,060
	Element Solutions, Inc.	1,696,380	39,678,328
*	Ferro Corp.	295,804	6,152,723
#*	Ferroglobe P.L.C.	1,021,308	6,168,700
»	Ferroglobe Representation & Warranty Insurance Trust	92,458	0
#*	Flexible Solutions International, Inc.	27,598	113,704
#*	Flotek Industries, Inc.	220,770	386,348
#	Fortitude Gold Corp.	108,769	838,609
	Friedman Industries, Inc.	70,982	922,766
	FutureFuel Corp.	379,910	3,229,235
*	GCP Applied Technologies, Inc.	109,614	2,548,526
	Glatfelter Corp.	447,754	6,819,293
	Gold Resource Corp.	395,643	834,807
	Graphic Packaging Holding Co.	1,752,719	33,599,623
	Greif, Inc., Class A	202,581	12,280,460
	Greif, Inc., Class B	34,036	2,072,112
	Hawkins, Inc.	194,876	7,075,948
#	Haynes International, Inc.	177,506	6,697,301
#	HB Fuller Co.	394,691	25,504,932
	Hecla Mining Co.	4,574,591	30,604,014
	Huntsman Corp.	1,811,604	47,844,462
	Innospec, Inc.	214,823	19,001,094
*	Intrepid Potash, Inc.	113,300	3,432,990
	Kaiser Aluminum Corp.	90,908	11,061,685
*	Koppers Holdings, Inc.	45,238	1,389,259
*	Kraton Corp.	315,956	12,066,360
	Kronos Worldwide, Inc.	257,602	3,583,244
	Louisiana-Pacific Corp.	28,928	1,603,768
*	LSB Industries, Inc.	141,436	1,244,637
	Materion Corp.	161,441	11,520,430
#*	McEwen Mining, Inc.	9,650	11,580
	Mercer International, Inc.	644,620	7,496,931
	Minerals Technologies, Inc.	300,931	24,140,685
	Mosaic Co. (The)	404,118	12,620,605
	Myers Industries, Inc.	32,791	694,513
	Neenah, Inc.	57,497	2,890,374
#	Nexa Resources SA	59,531	503,037
	Northern Technologies International Corp.	27,508	513,849
	Olin Corp.	1,301,841	61,225,582
	Olympic Steel, Inc.	115,678	3,484,221

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ramaco Resources, Inc.	1,595	$10,479
*	Ranpak Holdings Corp.	9,173	235,012
#*	Rayonier Advanced Materials, Inc.	592,038	4,126,505
	Reliance Steel & Aluminum Co.	510,181	80,174,944
	Resolute Forest Products, Inc.	764,136	9,123,784
*	Ryerson Holding Corp.	63,128	993,003
	Schnitzer Steel Industries, Inc., Class A	260,404	13,650,378
	Schweitzer-Mauduit International, Inc.	278,868	10,967,878
	Sensient Technologies Corp.	75,597	6,590,547
	Silgan Holdings, Inc.	19,382	785,359
	Sonoco Products Co.	276,356	17,628,749
	Steel Dynamics, Inc.	1,220,419	78,656,005
	Stepan Co.	179,507	21,172,851
#*	Summit Materials, Inc., Class A	864,900	29,060,640
	SunCoke Energy, Inc.	790,810	6,112,961
*	Synalloy Corp.	58,224	571,177
#*	TimkenSteel Corp.	588,486	7,844,518
*	Trecora Resources	186,941	1,480,573
	Tredegar Corp.	177,077	2,314,396
	Trinseo SA	228,630	12,428,327
	Tronox Holdings P.L.C., Class A	752,967	13,877,182
*	UFP Technologies, Inc.	35,269	2,108,381
	United States Lime & Minerals, Inc.	34,268	4,763,252
#	United States Steel Corp.	484,628	12,832,949
*	Universal Stainless & Alloy Products, Inc.	74,539	840,055
*	US Concrete, Inc.	77,489	5,641,974
*	Venator Materials P.L.C.	235,370	746,123
#	Verso Corp., Class A	394,922	7,511,416
	Warrior Met Coal, Inc.	93,464	1,744,973
	Westlake Chemical Corp.	616,358	51,108,405
	WestRock Co.	41,488	2,041,625
	Worthington Industries, Inc.	213,414	13,652,094
TOTAL MATERIALS			1,074,108,716
REAL ESTATE — (0.9%)
#*	Altisource Portfolio Solutions SA	3,598	33,246
#	CTO Realty Growth, Inc.	16,423	922,808
#*	Cushman & Wakefield P.L.C.	342,393	6,392,477
#*	Five Point Holdings LLC, Class A	11,654	97,544
#*	Forestar Group, Inc.	72,934	1,492,959
#*	FRP Holdings, Inc.	49,849	2,997,420
*	Howard Hughes Corp. (The)	137,852	12,780,259
	Indus Realty Trust, Inc.	11,723	791,889
*	Jones Lang LaSalle, Inc.	234,352	52,159,725
	Kennedy-Wilson Holdings, Inc.	102,595	2,071,393
*	Marcus & Millichap, Inc.	142,394	5,665,857
	Newmark Group, Inc., Class A	90,221	1,162,046
#*	Rafael Holdings, Inc., Class B	114,824	5,811,243
	RE/MAX Holdings, Inc., Class A	182,415	6,256,835
#*	Realogy Holdings Corp.	759,517	13,458,641
*	Stratus Properties, Inc.	8,092	243,974
*	Tejon Ranch Co.	280,061	5,105,512
#*	Trinity Place Holdings, Inc.	27,774	65,824
TOTAL REAL ESTATE			117,509,652
UTILITIES — (0.4%)
	Brookfield Renewable Corp., Class A	107,614	4,567,138
	Genie Energy, Ltd., Class B	161,221	949,592

U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
MDU Resources Group, Inc.	550,341	$17,456,816
New Jersey Resources Corp.	65,342	2,516,974
# Ormat Technologies, Inc.	40,628	2,833,397
Vistra Corp.	1,225,812	23,474,300
TOTAL UTILITIES		51,798,217
TOTAL COMMON STOCKS		12,147,084,806
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	17,874	504,761
CONSUMER DISCRETIONARY — (0.0%)
# Qurate Retail, Inc., 8.000%	10,258	1,112,788
INDUSTRIALS — (0.1%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	179,137	5,562,204
TOTAL PREFERRED STOCKS		7,179,753
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Nabors Industries, Ltd. Warrants 06/11/26	6,259	40,684
HEALTH CARE — (0.0%)
*» Biocept, Inc. Warrants 08/02/23	366,740	0
TOTAL RIGHTS/WARRANTS		40,684
TOTAL INVESTMENT SECURITIES (Cost $7,957,213,073)		12,154,305,243

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	113,963,030	113,963,030
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	22,536,251	260,744,429
TOTAL INVESTMENTS — (100.0%)
(Cost $8,331,896,691)^^			$12,529,012,702
As of July 31, 2021, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	490	09/17/21	$105,536,884	$107,542,750	$2,005,866
Total Futures Contracts			$105,536,884	$107,542,750	$2,005,866

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$337,504,999	—	—	$337,504,999
Consumer Discretionary	1,794,778,278	$60,553	—	1,794,838,831
Consumer Staples	570,347,027	—	—	570,347,027
Energy	784,310,531	—	—	784,310,531
Financials	3,346,975,182	29,421	—	3,347,004,603
Health Care	568,865,156	3,315,314	—	572,180,470
Industrials	2,386,006,037	—	—	2,386,006,037
Information Technology	1,111,466,477	9,246	—	1,111,475,723
Materials	1,074,108,716	—	—	1,074,108,716
Real Estate	117,509,652	—	—	117,509,652
Utilities	51,798,217	—	—	51,798,217
Preferred Stocks
Communication Services	504,761	—	—	504,761
Consumer Discretionary	1,112,788	—	—	1,112,788
Industrials	5,562,204	—	—	5,562,204
Rights/Warrants
Energy	—	40,684	—	40,684
Temporary Cash Investments	113,963,030	—	—	113,963,030
Securities Lending Collateral	—	260,744,429	—	260,744,429
Futures Contracts**	2,005,866	—	—	2,005,866
TOTAL	$12,266,818,921	$264,199,647	—	$12,531,018,568
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (2.8%)
	ATN International, Inc.	399,817	$17,212,122
#*	Ballantyne Strong, Inc.	248,347	958,619
#*	Beasley Broadcast Group, Inc., Class A	83,802	222,913
#*	Boston Omaha Corp., Class A	21,555	705,064
*	Cars.com, Inc.	1,026,601	12,401,340
*	comScore, Inc.	171,940	689,479
*	Consolidated Communications Holdings, Inc.	1,540,091	11,843,300
*	Cumulus Media, Inc., Class A	63,731	751,389
#*	Daily Journal Corp.	618	205,794
#	DallasNews Corp.	19,912	133,410
#*	DHI Group, Inc.	589,366	2,357,464
	Entravision Communications Corp., Class A	620,969	3,818,959
	EW Scripps Co. (The), Class A	1,665,830	31,784,036
#*	Fluent, Inc.	185,066	460,814
#*	Gannett Co., Inc.	1,281,390	7,393,620
	Gray Television, Inc.	2,087,188	46,272,958
	Gray Television, Inc., Class A	18,981	369,323
*	Hemisphere Media Group, Inc.	16,390	208,317
#*	Iridium Communications, Inc.	363,821	15,364,161
#*	Liberty Latin America, Ltd., Class A	824,768	11,258,083
*	Liberty Latin America, Ltd., Class C	2,259,020	31,242,247
#*	Lions Gate Entertainment Corp., Class A	1,200,953	18,050,324
*	Lions Gate Entertainment Corp., Class B	882,928	11,795,918
*	Madison Square Garden Entertainment Corp.	132,638	9,279,355
#*	Marcus Corp. (The)	276,489	4,443,178
#*	Mediaco Holding, Inc., Class A	2,509	14,828
*	Meredith Corp.	606,120	26,451,077
	Nexstar Media Group, Inc., Class A	104,691	15,396,905
#*	ORBCOMM, Inc.	376,662	4,252,514
#*	Reading International, Inc., Class A	35,098	184,616
	Saga Communications, Inc., Class A	162,539	3,548,226
	Scholastic Corp.	1,023,822	34,410,657
#	Spok Holdings, Inc.	398,540	3,283,970
	TEGNA, Inc.	766,402	13,580,644
	Telephone and Data Systems, Inc.	2,596,349	58,028,400
*	Townsquare Media, Inc., Class A	34,479	423,747
#*	TrueCar, Inc.	428,852	2,255,762
*	United States Cellular Corp.	768,864	27,955,895
*	Urban One, Inc.	5,798	39,253
TOTAL COMMUNICATION SERVICES			429,048,681
CONSUMER DISCRETIONARY — (12.9%)
	Aaron's Co., Inc. (The)	287,425	8,297,960
*	Abercrombie & Fitch Co., Class A	1,340,207	50,673,227
#	Acushnet Holdings Corp.	1,582	81,046
*	Adient P.L.C.	49,003	2,064,496
*	Adtalem Global Education, Inc.	1,383,979	50,293,797
	AMCON Distributing Co.	3,858	653,931
*	American Axle & Manufacturing Holdings, Inc.	572,486	5,547,389
#	American Eagle Outfitters, Inc.	1,261,203	43,473,667
#*	American Outdoor Brands, Inc.	305,945	8,254,396
*	American Public Education, Inc.	352,594	10,443,834
*	AutoNation, Inc.	703,798	85,391,811

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Barnes & Noble Education, Inc.	819,706	$6,844,545
	Bassett Furniture Industries, Inc.	203,361	4,632,564
*	Beazer Homes USA, Inc.	6,454	117,850
#*	Bed Bath & Beyond, Inc.	92,254	2,632,929
#	Big Lots, Inc.	425,184	24,494,850
#*	Biglari Holdings, Inc., Class A	806	640,794
*	Biglari Holdings, Inc., Class B	546	89,790
#*	Bluegreen Vacations Holding Corp.	108,402	1,876,439
*	Boot Barn Holdings, Inc.	63,246	5,465,719
*	Build-A-Bear Workshop, Inc.	163,682	2,487,966
#	Caleres, Inc.	418,880	10,363,091
	Canterbury Park Holding Corp.	15,171	226,200
*	Capri Holdings, Ltd.	10,402	585,737
	Carriage Services, Inc.	260,871	9,699,184
*	Carrols Restaurant Group, Inc.	255,757	1,255,767
#	Cato Corp. (The), Class A	376,436	6,211,194
	Century Communities, Inc.	886,641	61,577,217
*	Chico's FAS, Inc.	13,639	84,289
#*	Citi Trends, Inc.	195,831	15,617,522
#*	Conn's, Inc.	679,557	15,113,348
#*	Container Store Group, Inc. (The)	366,430	3,854,844
»	Contra Zagg, Inc.	226,626	20,396
*	Cooper-Standard Holdings, Inc.	286,230	7,456,291
	Core-Mark Holding Co., Inc.	22,194	955,230
	Crown Crafts, Inc.	139,687	1,023,906
	Culp, Inc.	60,228	901,613
	Dana, Inc.	1,538,070	37,159,771
	Del Taco Restaurants, Inc.	46,976	399,766
*	Delta Apparel, Inc.	190,519	6,096,608
#*	Designer Brands, Inc., Class A	3,058	44,555
#	Dillard's, Inc., Class A	441,605	80,932,948
	Dover Motorsports, Inc.	300,259	693,598
#*	El Pollo Loco Holdings, Inc.	111,669	2,078,160
	Escalade, Inc.	42,128	956,306
	Ethan Allen Interiors, Inc.	477,573	11,351,910
*	Fiesta Restaurant Group, Inc.	3,900	52,221
*	Flanigan's Enterprises, Inc.	4,740	148,836
	Flexsteel Industries, Inc.	114,796	3,960,462
	Foot Locker, Inc.	1,187,195	67,741,347
#*	Fossil Group, Inc.	495,236	6,249,878
*	Full House Resorts, Inc.	106,069	877,191
#*	Genesco, Inc.	88,958	5,110,637
#*	G-III Apparel Group, Ltd.	1,182,465	35,308,405
*	Goodyear Tire & Rubber Co. (The)	5,237,545	82,281,832
	Graham Holdings Co., Class B	89,137	59,245,798
*	Grand Canyon Education, Inc.	9,601	886,844
*	Green Brick Partners, Inc.	581,728	14,583,921
#	Group 1 Automotive, Inc.	407,808	70,852,562
#	Guess?, Inc.	1,018,437	22,731,514
#	Haverty Furniture Cos., Inc.	365,570	13,156,864
	Haverty Furniture Cos., Inc., Class A	5,701	205,635
#	Hibbett, Inc.	142,083	12,597,079
#	Hooker Furniture Corp.	269,677	8,950,580
*	Houghton Mifflin Harcourt Co.	106,210	1,202,297
#*	J Alexander's Holdings, Inc.	178,629	2,466,866
	Johnson Outdoors, Inc., Class A	125,067	14,804,181
	KB Home	487,270	20,679,739
	Kohl's Corp.	57,357	2,913,736
#*	Lakeland Industries, Inc.	138,120	3,723,715

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lands' End, Inc.	159,448	$6,111,642
*	Laureate Education, Inc., Class A	1,149,474	17,023,710
	La-Z-Boy, Inc.	217,236	7,294,785
	Lifetime Brands, Inc.	415,543	6,262,233
*	M/I Homes, Inc.	692,910	44,838,206
*	Macy's, Inc.	1,241,959	21,113,303
#*	MarineMax, Inc.	424,125	22,813,684
*	Marriott Vacations Worldwide Corp.	201,908	29,755,182
	MDC Holdings, Inc.	1,582,361	84,371,488
»	Media General, Inc.	564,216	31,822
*	Meritage Homes Corp.	586,046	63,632,875
*	Modine Manufacturing Co.	1,273,904	21,312,414
#*	Motorcar Parts of America, Inc.	378,482	8,417,440
#	Movado Group, Inc.	307,921	9,259,184
*	New Home Co., Inc. (The)	104,348	928,697
	Nobility Homes, Inc.	1,505	48,160
*	ODP Corp. (The)	1,249,425	59,135,285
	Penske Automotive Group, Inc.	997,945	88,417,927
*	Playa Hotels & Resorts NV	306,373	2,049,635
*	Potbelly Corp.	102,723	717,007
	QEP Co., Inc.	28,337	666,061
	Qurate Retail, Inc., Class A	4,009,133	47,548,317
	RCI Hospitality Holdings, Inc.	79,243	4,973,291
	Rocky Brands, Inc.	206,573	11,237,571
*	Select Interior Concepts, Inc., Class A	15,805	172,907
#	Shoe Carnival, Inc.	537,524	18,114,559
#	Signet Jewelers, Ltd.	213,141	13,713,492
#	Sonic Automotive, Inc., Class A	347,434	18,952,525
	Standard Motor Products, Inc.	80,108	3,345,310
*	Strattec Security Corp.	89,288	3,676,880
#*	Stride, Inc.	918,090	28,148,639
#	Superior Group of Cos, Inc.	232,772	5,449,193
#*	Superior Industries International, Inc.	139,648	1,187,008
*	Taylor Morrison Home Corp.	3,288,158	88,188,398
	Thor Industries, Inc.	16,860	1,995,550
	Tilly's, Inc., Class A	609,597	9,040,323
	Toll Brothers, Inc.	48,500	2,874,595
#*	TravelCenters of America, Inc.	158,479	4,583,213
#*	Tri Pointe Homes, Inc.	2,821,102	68,044,980
*	Unifi, Inc.	360,045	8,493,462
*	Universal Electronics, Inc.	67,551	3,157,334
*	Urban Outfitters, Inc.	343,170	12,759,061
#*	Vera Bradley, Inc.	954,912	10,513,581
#*	Vista Outdoor, Inc.	418,598	16,907,173
*	VOXX International Corp.	124,589	1,422,806
#	Weyco Group, Inc.	99,665	2,223,526
#	Winnebago Industries, Inc.	35,146	2,525,943
#*	Zovio, Inc.	332,051	813,525
#*	Zumiez, Inc.	578,129	25,235,331
TOTAL CONSUMER DISCRETIONARY			1,949,349,824
CONSUMER STAPLES — (4.5%)
	Alico, Inc.	16,141	610,291
	Andersons, Inc. (The)	778,603	20,788,700
#*	Bridgford Foods Corp.	13,817	180,588
#	Cal-Maine Foods, Inc.	153,678	5,361,825
#*	Central Garden & Pet Co.	163,847	7,912,172
*	Central Garden & Pet Co., Class A	555,736	24,068,926
*	Coffee Holding Co., Inc.	14,982	88,993

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Coty, Inc., Class A	848,048	$7,403,459
*	Darling Ingredients, Inc.	1,111,996	76,805,564
#	Edgewell Personal Care Co.	672,046	27,607,650
#*	Farmer Bros Co.	34,530	334,596
	Fresh Del Monte Produce, Inc.	1,513,019	46,691,766
#*	Hostess Brands, Inc.	3,135,050	50,442,955
#*»	Imperial Sugar Co.	83,457	0
#	Ingles Markets, Inc., Class A	366,374	21,894,510
	Ingredion, Inc.	382,666	33,601,901
*	Landec Corp.	502,305	5,495,217
#	Limoneira Co.	48,902	875,835
#	MGP Ingredients, Inc.	8,300	495,095
#*	Natural Alternatives International, Inc.	175,612	3,094,283
#	Natural Grocers by Vitamin Cottage, Inc.	345,512	3,862,824
	Nature's Sunshine Products, Inc.	31,898	561,086
#	Ocean Bio-Chem, Inc.	6,071	71,456
#	Oil-Dri Corp. of America	85,971	3,057,989
*	Pilgrim's Pride Corp.	484,881	10,740,114
*	Post Holdings, Inc.	19,636	2,009,548
#*	Rite Aid Corp.	397,651	6,044,295
	Sanderson Farms, Inc.	139,100	25,989,444
	Seaboard Corp.	16,787	68,994,570
*	Seneca Foods Corp., Class A	195,294	10,690,394
*	Seneca Foods Corp., Class B	24,020	1,308,850
*	Simply Good Foods Co. (The)	97,605	3,658,235
#	SpartanNash Co.	867,421	16,871,338
	Spectrum Brands Holdings, Inc.	448,392	39,167,041
*	TreeHouse Foods, Inc.	641,833	28,497,385
*	United Natural Foods, Inc.	1,249,061	41,368,900
	Universal Corp.	648,393	33,820,179
#	Village Super Market, Inc., Class A	251,764	5,677,278
#	Weis Markets, Inc.	667,098	35,122,710
#*	Willamette Valley Vineyards, Inc.	9,026	116,165
TOTAL CONSUMER STAPLES			671,384,127
ENERGY — (7.9%)
	Adams Resources & Energy, Inc.	115,318	3,081,297
#	Antero Midstream Corp.	1,860,104	17,670,988
#*	Antero Resources Corp.	4,567,877	62,123,127
	Archrock, Inc.	3,779,353	32,540,229
*	Ardmore Shipping Corp.	658,349	2,389,807
	Berry Corp.	102,163	567,005
	Bonanza Creek Energy, Inc.	513,415	19,751,075
	Brigham Minerals, Inc., Class A	27,582	541,710
*	Bristow Group, Inc.	63,981	1,662,226
*	Callon Petroleum Co.	163,177	6,422,647
#*	Centennial Resource Development, Inc., Class A	723,044	3,767,059
*	ChampionX Corp.	662,027	15,385,507
#	Chesapeake Energy Corp.	172,647	9,331,570
	Cimarex Energy Co.	43,780	2,854,456
*	CNX Resources Corp.	5,362,813	64,890,037
*	Comstock Resources, Inc.	1,026,572	6,241,558
#*	CONSOL Energy, Inc.	571,890	12,015,409
	CVR Energy, Inc.	36,712	501,486
#*	Dawson Geophysical Co.	229,019	620,641
	Delek US Holdings, Inc.	501,636	8,718,434
*	Denbury, Inc.	131,184	8,620,101
#	DHT Holdings, Inc.	4,323,351	25,075,436
*	Dorian LPG, Ltd.	854,576	10,340,370

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Dril-Quip, Inc.	412,991	$11,803,283
*	Earthstone Energy, Inc., Class A	208,393	2,048,503
	EnLink Midstream LLC	1,476,799	8,225,770
*	EQT Corp.	5,146,361	94,641,579
	Equitrans Midstream Corp.	1,929,864	15,863,482
	Evolution Petroleum Corp.	4,060	17,133
#*	Exterran Corp.	618,535	2,709,183
#*	Frank's International NV	138,589	381,120
*	Geospace Technologies Corp.	89,456	780,951
#*	Goodrich Petroleum Corp.	15,035	240,861
#*	Green Plains, Inc.	733,696	25,943,491
#*	Hallador Energy Co.	9,909	30,322
#*	Helix Energy Solutions Group, Inc.	2,650,842	11,000,994
#	Helmerich & Payne, Inc.	1,265,623	36,285,411
	HollyFrontier Corp.	2,357,149	69,300,181
#	International Seaways, Inc.	385,285	6,337,938
*	Kosmos Energy, Ltd.	568,024	1,312,135
	Marathon Oil Corp.	932,878	10,812,056
	Matador Resources Co.	2,409,586	74,456,207
*	Mexco Energy Corp.	10,455	92,422
*	MIND Technology, Inc.	49,160	97,337
#	Murphy Oil Corp.	2,953,691	64,124,632
*	Nabors Industries, Ltd.	5,837	510,796
	NACCO Industries, Inc., Class A	145,386	3,644,827
#*	National Energy Services Reunited Corp.	184,796	2,383,868
#*	Natural Gas Services Group, Inc.	332,626	3,326,260
#	Navios Maritime Acquisition Corp.	22,446	53,646
*	Newpark Resources, Inc.	911,726	2,944,875
*	NexTier Oilfield Solutions, Inc.	921,605	3,520,531
	Nordic American Tankers, Ltd.	352,959	921,223
*	NOV, Inc.	1,386,825	19,152,053
*	Oceaneering International, Inc.	341,790	4,532,135
#*	Oil States International, Inc.	646,640	3,659,982
#*	Overseas Shipholding Group, Inc., Class A	1,592,477	4,235,989
#	Patterson-UTI Energy, Inc.	2,697,438	21,633,453
#*	PBF Energy, Inc., Class A	1,443,111	13,233,328
#	PDC Energy, Inc.	2,059,507	81,453,502
#*	Peabody Energy Corp.	1,253,844	14,682,513
#*	Penn Virginia Corp.	136,668	2,526,991
	PHX Minerals, Inc.	190,100	574,102
*	ProPetro Holding Corp.	1,348,364	10,180,148
#*	Range Resources Corp.	1,703,959	25,951,296
#*	Renewable Energy Group, Inc.	665,896	40,786,130
*	REX American Resources Corp.	153,222	12,564,204
#*	RPC, Inc.	343,002	1,440,608
#*	SandRidge Energy, Inc.	92,206	551,392
	Scorpio Tankers, Inc.	545,790	8,923,667
*	Select Energy Services, Inc., Class A	559,418	3,328,537
#	SFL Corp., Ltd.	2,002,271	13,755,602
#*	SilverBow Resources, Inc.	122,305	2,424,085
#	Solaris Oilfield Infrastructure, Inc., Class A	160,570	1,396,959
*	Talos Energy, Inc.	748,825	8,641,441
#*	Technip Energies NV, ADR	169,513	2,296,901
*	TechnipFMC P.L.C.	2,802,735	20,235,747
#*	Teekay Tankers, Ltd., Class A	566,362	7,164,479
#*	Transocean, Ltd.	6,501,701	23,471,141
*	US Silica Holdings, Inc.	600,592	6,065,979
#*	VAALCO Energy, Inc.	21,290	60,677

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	1,883,847	$64,917,368
TOTAL ENERGY			1,188,763,601
FINANCIALS — (26.6%)
	1st Constitution Bancorp	63,638	1,373,944
	1st Source Corp.	394,451	18,061,911
	ACNB Corp.	15,169	423,670
	Allegiance Bancshares, Inc.	153,084	5,582,973
	Amalgamated Financial Corp.	11,481	176,348
*	Ambac Financial Group, Inc.	496,989	7,216,280
#*	Amerant Bancorp, Inc.	34,844	771,795
	American Equity Investment Life Holding Co.	2,538,256	81,452,635
	American National Bankshares, Inc.	19,116	603,874
#	American National Group, Inc.	233,803	38,572,819
#	American River Bankshares	147,624	2,899,335
	Ameris Bancorp	85,983	4,179,634
	AmeriServ Financial, Inc.	363,802	1,378,810
	Ames National Corp.	17,236	406,597
	Argo Group International Holdings, Ltd.	652,137	33,995,902
	Associated Banc-Corp	3,590,383	71,089,583
#	Associated Capital Group, Inc., Class A	4,964	187,093
	Assured Guaranty, Ltd.	988,720	47,270,703
#	Atlantic American Corp.	238,675	976,181
*	Atlantic Capital Bancshares, Inc.	50,352	1,208,448
	Atlantic Union Bankshares Corp.	1,513,450	53,682,071
*	Atlanticus Holdings Corp.	147,948	6,432,779
	Axis Capital Holdings, Ltd.	312,158	15,879,477
	Banc of California, Inc.	745,282	12,759,228
*	Bancorp, Inc. (The)	198,556	4,640,254
	BancorpSouth Bank	732,584	18,900,667
	Bank of Commerce Holdings	164,097	2,210,387
#	Bank of Marin Bancorp	14,913	517,481
	Bank of Princeton (The)	2,059	60,720
	Bank OZK	2,253,453	91,738,072
	BankFinancial Corp.	418,309	4,777,089
	BankUnited, Inc.	1,096,432	43,396,779
#	Bankwell Financial Group, Inc.	17,786	512,593
	Banner Corp.	674,591	35,780,307
	Bar Harbor Bankshares	119,396	3,419,501
*	Baycom Corp.	52,327	957,584
	BCB Bancorp, Inc.	203,298	3,057,602
*	Berkshire Bancorp, Inc.	1,134	12,894
#	Berkshire Hills Bancorp, Inc.	836,669	22,623,530
*	Blucora, Inc.	1,168,611	19,702,781
	BNCCORP, Inc.	5,307	204,320
	BOK Financial Corp.	310,429	26,079,140
*	Brighthouse Financial, Inc.	429,145	18,478,984
	Brookline Bancorp, Inc.	1,130,792	16,249,481
	Bryn Mawr Bank Corp.	32,313	1,264,408
#	Business First Bancshares, Inc.	8,115	189,161
	Byline Bancorp, Inc.	149,224	3,672,403
	C&F Financial Corp.	52,148	2,725,254
	Cadence BanCorp	1,059,313	20,126,947
#	California First Leasing Corp.	47,381	882,471
#	Camden National Corp.	19,884	890,207
#	Capital City Bank Group, Inc.	124,692	3,035,003
	Capitol Federal Financial, Inc.	133,615	1,481,790
	Capstar Financial Holdings, Inc.	40,956	868,267
	Cathay General Bancorp	332,264	12,582,838

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CBTX, Inc.	390	$10,257
*	CCUR Holdings, Inc.	53	357,114
	Central Valley Community Bancorp	140,608	3,148,213
	Chemung Financial Corp.	2,430	111,537
	ChoiceOne Financial Services Inc.	433	10,336
	CIT Group, Inc.	830,566	40,066,504
#	Citizens Community Bancorp, Inc.	42,221	584,761
	Civista Bancshares, Inc.	82,495	1,888,311
	CNB Financial Corp.	26,809	618,216
	CNO Financial Group, Inc.	2,340,670	53,460,903
#	Codorus Valley Bancorp, Inc.	92,497	2,019,210
#*	Cohen & Co., Inc.	752	14,288
#	Colony Bankcorp, Inc.	584	10,454
	Columbia Banking System, Inc.	164,806	5,758,322
	Community Bankers Trust Corp.	64,228	680,817
	Community Financial Corp. (The)	7,600	277,856
	Community Trust Bancorp, Inc.	150,381	5,979,149
	Community West Bancshares	28,032	366,659
	ConnectOne Bancorp, Inc.	498,254	13,104,080
#*	Consumer Portfolio Services, Inc.	374,593	1,861,727
#	Cowen, Inc., Class A	390,593	15,615,908
#*	CrossFirst Bankshares, Inc.	23,555	325,295
*	Customers Bancorp, Inc.	778,425	28,194,553
	Dime Community Bancshares, Inc.	449,382	14,838,594
	Donegal Group, Inc., Class A	322,140	4,983,506
	Donegal Group, Inc., Class B	54,141	828,357
*	Donnelley Financial Solutions, Inc.	26,149	842,259
	Eagle Bancorp Montana, Inc.	9,382	208,280
#	Eagle Bancorp, Inc.	125,126	6,885,684
#*	Elevate Credit, Inc.	120,703	436,945
	Employers Holdings, Inc.	663,213	27,536,604
#*	Encore Capital Group, Inc.	313,633	14,847,386
*	Enova International, Inc.	44,004	1,456,092
*	Enstar Group, Ltd.	120,207	30,895,603
	Enterprise Bancorp, Inc.	3,416	111,703
	Enterprise Financial Services Corp.	15,700	699,749
*	Equity Bancshares, Inc., Class A	97,886	2,883,722
#	ESSA Bancorp, Inc.	182,988	2,988,194
	Evans Bancorp, Inc.	7,010	273,881
#*	EZCORP, Inc., Class A	1,247,916	7,138,080
	Farmers & Merchants Bancorp, Inc.	4,631	101,697
	Farmers National Banc Corp.	6,836	104,933
	FedNat Holding Co.	64,839	164,043
	Financial Institutions, Inc.	403,384	11,875,625
	First Acceptance Corp.	93,641	190,091
	First BanCorp	6,267,352	76,022,980
	First BanCorp	51,567	2,062,680
	First Bancshares, Inc.	17,176	257,640
#	First Bancshares, Inc. (The)	39,937	1,540,370
	First Bank	111,401	1,484,418
	First Busey Corp.	468,814	11,064,010
	First Business Financial Services, Inc.	134,513	3,709,869
	First Commonwealth Financial Corp.	1,729,805	22,781,532
	First Community Bancshares, Inc.	141,974	4,145,641
	First Community Corp.	4,450	91,003
	First Financial Bancorp	1,614,233	36,320,242
	First Financial Corp.	150,623	6,032,451
	First Financial Northwest, Inc.	260,772	4,198,429
	First Foundation, Inc.	58,090	1,369,181

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Hawaiian, Inc.	339,615	$9,349,601
	First Horizon Corp.	1,326,184	20,489,543
	First Internet Bancorp	196,017	5,935,395
	First Interstate BancSystem, Inc., Class A	1,261	52,861
	First Merchants Corp.	228,230	9,295,808
	First Mid Bancshares, Inc.	32,427	1,319,455
	First Midwest Bancorp, Inc.	2,348,160	42,125,990
	First Northwest Bancorp	125,143	2,352,688
	First of Long Island Corp. (The)	26,016	560,645
	First Savings Financial Group, Inc.	715	52,610
	First United Corp.	101,155	1,750,993
#*	First Western Financial, Inc.	1,554	40,280
	Flagstar Bancorp, Inc.	1,315,877	60,214,532
	Flushing Financial Corp.	656,232	14,469,916
	FNB Corp.	7,132,110	81,733,981
	Franklin Financial Services Corp.	628	21,201
	FS Bancorp, Inc.	25,050	871,239
	Fulton Financial Corp.	3,887,974	59,563,762
#*	FVCBankcorp, Inc.	2,462	46,778
*	Genworth Financial, Inc., Class A	4,734,289	15,812,525
#	Global Indemnity Group LLC, Class A	221,719	5,700,395
	Great Southern Bancorp, Inc.	48,667	2,532,144
	Great Western Bancorp, Inc.	1,082,058	33,327,386
#*	Greenlight Capital Re, Ltd., Class A	92,398	813,102
	Guaranty Federal Bancshares, Inc.	32,856	794,130
#*	Hallmark Financial Services, Inc.	282,046	1,345,359
	Hancock Whitney Corp.	1,358,981	59,401,060
	Hanmi Financial Corp.	556,901	10,152,305
	HarborOne Bancorp, Inc.	103,956	1,414,841
	Harleysville Financial Corp.	778	19,333
#	Hawthorn Bancshares, Inc.	46,048	1,051,276
	HBT Financial, Inc.	4,431	72,403
	Heartland Financial USA, Inc.	273,023	12,455,309
	Heritage Commerce Corp.	248,441	2,693,100
	Heritage Financial Corp.	56,683	1,371,162
	Heritage Insurance Holdings, Inc.	400,214	2,937,571
#	Hilltop Holdings, Inc.	1,131,945	35,860,018
*	HMN Financial, Inc.	98,539	2,188,551
	Home Bancorp, Inc.	58,951	2,070,359
	HomeStreet, Inc.	528,779	19,940,256
	HomeTrust Bancshares, Inc.	220,193	5,797,682
	Hope Bancorp, Inc.	2,816,701	37,321,288
	Horace Mann Educators Corp.	988,657	39,358,435
	Horizon Bancorp, Inc.	131,665	2,200,122
	Huntington Bancshares, Inc.	1,932,883	27,214,993
	Independent Bank Corp.	44,583	937,580
	Independent Bank Group, Inc.	724,685	50,510,544
	International Bancshares Corp.	1,368,655	53,487,037
	Investar Holding Corp.	10,590	232,451
	Investors Bancorp, Inc.	3,590,834	49,625,326
	Janus Henderson Group P.L.C.	575,464	24,077,414
	Kearny Financial Corp.	2,117,637	25,475,173
	Kemper Corp.	669,945	44,223,069
	Lakeland Bancorp, Inc.	687,391	11,252,591
	Landmark Bancorp, Inc.	48,181	1,330,277
	LCNB Corp.	117,555	1,979,626
	Level One Bancorp, Inc.	8,494	231,801
	Luther Burbank Corp.	125,373	1,624,834
	Macatawa Bank Corp.	20,561	171,068

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Mackinac Financial Corp.	160,968	$3,262,821
*	Magyar Bancorp, Inc.	40,511	421,720
*	MainStreet Bancshares, Inc.	13,372	322,265
	Marlin Business Services Corp.	273,543	6,171,130
#*	MBIA, Inc.	402,990	5,259,019
	Mercantile Bank Corp.	360,791	11,274,719
	Meridian Bancorp, Inc.	291,682	5,574,043
	Meridian Corp.	10,952	295,704
	Meta Financial Group, Inc.	3,593	178,572
*	Metropolitan Bank Holding Corp.	14,962	1,062,751
	MGIC Investment Corp.	2,240,767	31,012,215
#	Mid Penn Bancorp, Inc.	8,042	209,494
#	Middlefield Banc Corp.	30,490	733,284
	Midland States Bancorp, Inc.	296,815	7,304,617
#*»	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	141,228	4,113,972
*	Mr Cooper Group, Inc.	442,457	16,450,551
#	MVB Financial Corp.	16,048	665,190
	National Bank Holdings Corp., Class A	108,801	3,858,083
#	National Bankshares, Inc.	5,529	199,873
	National Security Group, Inc. (The)	11,290	119,674
	National Western Life Group, Inc., Class A	85,735	17,823,449
	Navient Corp.	4,598,765	93,952,769
	NBT Bancorp, Inc.	31,654	1,103,142
	Nelnet, Inc., Class A	822,073	61,902,097
#	New York Community Bancorp, Inc.	5,076,736	59,803,950
»	NewStar Financial, Inc.	667,031	67,770
*	Nicholas Financial, Inc.	180,077	1,962,839
#*	Nicolet Bankshares, Inc.	5,923	428,766
	Northeast Bank	95,562	3,049,383
	Northfield Bancorp, Inc.	999,412	16,440,327
	Northrim BanCorp, Inc.	176,192	7,192,157
	Northwest Bancshares, Inc.	2,019,646	26,881,488
#	Norwood Financial Corp.	3,294	82,679
	OceanFirst Financial Corp.	937,670	18,284,565
#*	Ocwen Financial Corp.	19,064	498,524
	OFG Bancorp	1,255,646	29,005,423
	Old National Bancorp	4,153,212	66,825,181
	Old Second Bancorp, Inc.	10,453	121,046
	OP Bancorp	3,644	39,465
	Oppenheimer Holdings, Inc., Class A	147,693	6,638,800
	Orrstown Financial Services, Inc.	60,699	1,399,112
	Pacific Premier Bancorp, Inc.	1,608,337	61,084,639
	PacWest Bancorp	546,956	21,779,788
	Parke Bancorp, Inc.	16,785	335,029
#*	Patriot National Bancorp, Inc.	6,082	53,887
#	PCB Bancorp	14,506	274,744
	PCSB Financial Corp.	23,808	429,496
	Peapack-Gladstone Financial Corp.	271,225	8,736,157
	Penns Woods Bancorp, Inc.	32,151	755,870
#	Peoples Bancorp of North Carolina, Inc.	47,598	1,306,565
#	Peoples Bancorp, Inc.	497,373	14,667,530
#	Peoples Financial Services Corp.	16,216	695,666
	Pinnacle Financial Partners, Inc.	524,887	47,035,124
	Popular, Inc.	1,356,026	98,664,452
*	PRA Group, Inc.	55,098	2,137,251
	Premier Financial Bancorp, Inc.	314,785	5,357,641
	Premier Financial Corp.	514,254	13,771,722
	Primis Financial Corp.	236,579	3,678,803

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PROG Holdings, Inc.	65,947	$2,886,500
	Prosperity Bancshares, Inc.	107,337	7,319,310
	Provident Financial Holdings, Inc.	176,318	2,972,721
	Provident Financial Services, Inc.	1,866,964	40,326,422
#	Prudential Bancorp, Inc.	38,453	542,187
	QCR Holdings, Inc.	43,910	2,155,542
	Radian Group, Inc.	1,292,383	29,182,008
#	RBB Bancorp	121,664	2,911,420
#	Red River Bancshares, Inc.	449	22,877
	Regional Management Corp.	255,654	13,224,981
#	Renasant Corp.	1,190,842	41,893,822
#	Republic Bancorp, Inc., Class A	132,656	6,468,307
#*	Republic First Bancorp, Inc.	198,965	734,181
#	Richmond Mutual BanCorp, Inc.	5,230	79,130
	Riverview Bancorp, Inc.	565,992	3,950,624
	S&T Bancorp, Inc.	229,494	6,758,598
	Salisbury Bancorp, Inc.	4,728	223,682
#	Sandy Spring Bancorp, Inc.	701,984	29,195,515
#	SB Financial Group, Inc.	54,405	999,964
#*	Security National Financial Corp., Class A	43,298	365,867
#*	Select Bancorp, Inc.	8,673	137,901
	Shore Bancshares, Inc.	185,688	3,219,830
	Sierra Bancorp	320,249	7,727,608
	Simmons First National Corp., Class A	2,179,639	59,329,774
*	SiriusPoint, Ltd.	1,342,212	13,153,678
	SmartFinancial, Inc.	86,136	2,099,134
	South State Corp.	232,485	16,004,267
	Southern Missouri Bancorp, Inc.	4,812	215,963
	Spirit of Texas Bancshares, Inc.	22,442	522,450
	State Auto Financial Corp.	330,813	16,540,650
	Sterling Bancorp	4,188,248	90,926,864
	Stewart Information Services Corp.	48,585	2,867,001
	Stifel Financial Corp.	241,131	16,044,857
	Summit Financial Group, Inc.	1,540	35,805
#	Summit State Bank	9,270	150,777
	Synovus Financial Corp.	145,612	5,955,531
	Territorial Bancorp, Inc.	137,736	3,517,777
*	Texas Capital Bancshares, Inc.	620,470	39,077,201
	Timberland Bancorp, Inc.	135,878	3,907,851
#	Tiptree, Inc.	799,367	7,681,917
	Towne Bank	235,016	7,005,827
	TriCo Bancshares	34,719	1,368,970
*	TriState Capital Holdings, Inc.	72,990	1,482,427
*	Triumph Bancorp, Inc.	864	66,234
	TrustCo Bank Corp. NY	53,268	1,791,403
	Trustmark Corp.	751,707	22,566,244
	Umpqua Holdings Corp.	2,095,107	39,534,669
#*	Unico American Corp.	139,783	571,712
#	United Bancshares, Inc.	36,966	1,271,630
#	United Bankshares, Inc.	1,797,184	62,074,735
	United Fire Group, Inc.	475,045	11,838,121
	United Security Bancshares	292,246	2,358,425
#	Unity Bancorp, Inc.	21,000	466,410
	Universal Insurance Holdings, Inc.	76,669	1,085,633
	Univest Financial Corp.	584,333	15,987,351
	Unum Group	3,005,584	82,353,002
	Valley National Bancorp	8,031,011	103,519,732
	Washington Federal, Inc.	2,076,706	67,015,303
	Waterstone Financial, Inc.	430,865	8,500,966

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	WesBanco, Inc.	1,511,037	$48,776,274
	Western New England Bancorp, Inc.	640,130	5,415,500
	Westwood Holdings Group, Inc.	14,816	375,586
	White Mountains Insurance Group, Ltd.	41,065	46,467,922
	Wintrust Financial Corp.	756,251	53,996,321
	WSFS Financial Corp.	377,825	16,541,178
	WVS Financial Corp.	1,740	28,275
TOTAL FINANCIALS			4,019,255,460
HEALTH CARE — (3.7%)
#*	Acadia Healthcare Co., Inc.	1,884,582	116,316,401
*	Acorda Therapeutics, Inc.	10,054	37,703
#*	Allscripts Healthcare Solutions, Inc.	3,325,752	56,803,844
#*	American Shared Hospital Services	118,337	336,077
*	Amphastar Pharmaceuticals, Inc.	27,321	572,375
*	AnaptysBio, Inc.	7,179	164,973
*	AngioDynamics, Inc.	782,353	20,834,060
#*	ANI Pharmaceuticals, Inc.	33,410	1,133,601
*	Anika Therapeutics, Inc.	108,571	4,356,954
*	Avanos Medical, Inc.	276,629	10,495,304
*	Brookdale Senior Living, Inc.	2,937,231	22,087,977
	Computer Programs and Systems, Inc.	52,190	1,647,638
#*	Covetrus, Inc.	68,765	1,750,757
#*»	Curative Health Services, Inc.	347,123	0
*	Electromed, Inc.	16,834	197,631
#*	Enochian Biosciences, Inc.	9,992	49,760
*	Envista Holdings Corp.	225,426	9,711,352
*	Enzo Biochem, Inc.	49,327	160,806
*	Five Star Senior Living, Inc.	36,316	206,275
*	FONAR Corp.	104,922	1,775,280
*	Harvard Bioscience, Inc.	61,955	488,825
*	HealthStream, Inc.	82,791	2,418,325
*	Innoviva, Inc.	102,285	1,450,401
*	Integer Holdings Corp.	566,867	55,490,611
#*	IntriCon Corp.	25,027	600,648
#*	Invacare Corp.	402,417	2,909,475
*	Kewaunee Scientific Corp.	68,448	911,727
#*	Lannett Co., Inc.	61,664	286,121
#*	LENSAR, Inc.	106,880	868,934
*	Magellan Health, Inc.	487,257	45,958,080
*»	MedCath Corp.	622,045	0
*	MEDNAX, Inc.	723,167	21,058,623
*	Meridian Bioscience, Inc.	71,427	1,464,254
#*	Minerva Neurosciences, Inc.	54,426	100,144
	National HealthCare Corp.	192,352	14,936,133
*	Natus Medical, Inc.	78,058	2,084,149
*	NextGen Healthcare, Inc.	96,052	1,557,964
#*	OPKO Health, Inc.	696,570	2,396,201
#*	OraSure Technologies, Inc.	16,874	198,945
#*»	Orthodontic Centers of Americas, Inc	492,841	0
*	Orthofix Medical, Inc.	76,826	3,053,065
	Owens & Minor, Inc.	209,133	9,672,401
	Patterson Cos., Inc.	412,248	12,833,280
#*»	PDL BioPharma, Inc.	1,226,353	1,135,971
	Perrigo Co. P.L.C.	425,948	20,458,283
	Premier, Inc., Class A	419,633	14,955,720
#*	Prestige Consumer Healthcare, Inc.	1,036,266	54,455,778
#*	Star Equity Holdings, Inc.	11,520	41,472
#*	SunLink Health Systems, Inc.	18,426	47,539

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Supernus Pharmaceuticals, Inc.	333,624	$8,784,320
#*	Surface Oncology, Inc.	4,666	28,043
#*	Surgalign Holdings, Inc.	1,029,104	1,121,723
#*	Taro Pharmaceutical Industries, Ltd.	119,701	8,522,711
*	Triple-S Management Corp., Class B	672,874	16,371,025
#*»	U.S. Diagnostic, Inc.	20,800	0
*	Vanda Pharmaceuticals, Inc.	204,017	3,327,517
#*	Varex Imaging Corp.	107,802	2,942,995
TOTAL HEALTH CARE			561,570,171
INDUSTRIALS — (20.8%)
*	AAR Corp.	870,919	31,144,063
	ABM Industries, Inc.	1,333,771	62,007,014
	ACCO Brands Corp.	2,608,567	23,320,589
#	Acme United Corp.	14,775	624,983
	Acuity Brands, Inc.	93,084	16,325,072
	Air Lease Corp.	2,083,377	88,251,850
	Alamo Group, Inc.	6,359	933,310
	Altra Industrial Motion Corp.	219,995	13,789,287
*	American Woodmark Corp.	69,377	5,151,242
#*	API Group Corp.	294,720	6,754,982
#	Apogee Enterprises, Inc.	211,917	8,406,747
	ARC Document Solutions, Inc.	168,602	349,006
#	ArcBest Corp.	710,312	41,986,542
	Arcosa, Inc.	350,122	19,172,681
	Argan, Inc.	10,471	470,671
*	Armstrong Flooring, Inc.	189,190	817,301
	Astec Industries, Inc.	263,235	16,138,938
#*	Astronics Corp.	21,735	371,234
#*	Atlas Air Worldwide Holdings, Inc.	717,805	48,071,401
*	Avalon Holdings Corp., Class A	15,718	70,259
	AZZ, Inc.	235,285	12,467,752
	Barnes Group, Inc.	1,024,018	51,886,992
	Barrett Business Services, Inc.	466	34,116
*	Beacon Roofing Supply, Inc.	1,579,028	84,446,417
	BGSF, Inc.	35,887	452,894
	Boise Cascade Co.	521,453	26,672,321
*	BrightView Holdings, Inc.	303,457	4,864,416
#*	Broadwind, Inc.	129,119	490,652
*	CACI International, Inc., Class A	141,569	37,793,260
	CAI International, Inc.	393,272	21,948,510
*	CBIZ, Inc.	1,245,352	40,274,684
*	CECO Environmental Corp.	523,413	3,684,828
#*	Chart Industries, Inc.	100,797	15,668,894
	Chicago Rivet & Machine Co.	28,801	776,187
*	CIRCOR International, Inc.	76,096	2,346,801
#*	Civeo Corp.	17,235	374,172
*	Colfax Corp.	2,322,730	106,566,852
	Columbus McKinnon Corp.	414,648	19,239,667
#	CompX International, Inc.	67,219	1,250,273
#*	Concrete Pumping Holdings, Inc.	33,411	290,676
	Costamare, Inc.	1,948,387	21,120,515
#*	Covenant Logistics Group, Inc.	341,582	7,176,638
#*	CPI Aerostructures, Inc.	86,474	284,499
	CRA International, Inc.	196,424	16,839,430
	Curtiss-Wright Corp.	12,021	1,422,084
#*	DLH Holdings Corp.	17,790	186,795
*	Ducommun, Inc.	294,289	15,876,892
*	DXP Enterprises, Inc.	29,579	965,754

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Dycom Industries, Inc.	289,650	$20,101,710
#*	Eagle Bulk Shipping, Inc.	31,985	1,333,775
#	Eastern Co. (The)	113,679	3,337,615
*	Echo Global Logistics, Inc.	433,048	13,394,175
	Encore Wire Corp.	493,057	38,670,461
#	EnerSys	70,391	6,944,776
#	Eneti, Inc.	54,065	878,016
	Ennis, Inc.	675,927	13,363,077
	EnPro Industries, Inc.	427,785	39,835,339
	ESCO Technologies, Inc.	251,666	23,749,720
#*	Fluor Corp.	216,439	3,605,874
*	FTI Consulting, Inc.	152,764	22,257,715
*	Gates Industrial Corp. P.L.C.	619,088	11,211,684
#	GATX Corp.	832,926	76,837,423
	Genco Shipping & Trading, Ltd.	223,115	3,915,668
*	Gencor Industries, Inc.	160,438	1,883,542
*	Gibraltar Industries, Inc.	159,855	11,937,971
*	GMS, Inc.	756,874	37,185,220
*	GP Strategies Corp.	279,138	5,680,458
#	Graham Corp.	36,203	495,619
#	Granite Construction, Inc.	432,394	16,612,577
*	Great Lakes Dredge & Dock Corp.	982,157	15,125,218
#	Greenbrier Cos., Inc. (The)	818,591	35,035,695
	Griffon Corp.	990,907	22,909,770
*	Harsco Corp.	346,236	6,966,268
*	Hawaiian Holdings, Inc.	256,268	5,056,168
	Heartland Express, Inc.	191,448	3,260,359
	Heidrick & Struggles International, Inc.	217,363	9,283,574
*	Herc Holdings, Inc.	70,040	8,687,762
*	Heritage-Crystal Clean, Inc.	203,198	5,726,120
	Herman Miller, Inc.	24,085	1,039,268
#*	Hill International, Inc.	178,357	385,251
	Hillenbrand, Inc.	21,114	956,464
*	Hub Group, Inc., Class A	757,445	50,203,455
*	Hudson Technologies, Inc.	5,058	17,501
	Hurco Cos., Inc.	173,620	5,892,663
*	Huron Consulting Group, Inc.	52,315	2,570,236
	Hyster-Yale Materials Handling, Inc.	162,892	11,669,583
	ICF International, Inc.	428,187	39,209,084
*	IES Holdings, Inc.	20,196	1,098,864
	Insteel Industries, Inc.	110,453	4,288,890
	Interface, Inc.	181,826	2,621,931
*	JELD-WEN Holding, Inc.	115,520	3,058,970
	Kaman Corp.	91,639	4,064,190
#*	KAR Auction Services, Inc.	1,135,209	18,708,244
*	Kelly Services, Inc., Class A	1,050,625	23,029,700
	Kennametal, Inc.	226,584	8,213,670
	Kimball International, Inc., Class B	123,464	1,528,484
*	Kirby Corp.	671,367	38,878,863
	Korn Ferry	889,931	61,173,857
*	Lawson Products, Inc.	51,927	2,725,648
*	LB Foster Co., Class A	126,849	2,303,578
#*	Limbach Holdings, Inc.	89,922	803,903
#*	LS Starrett Co. (The), Class A	4,822	37,756
	LSI Industries, Inc.	154,959	1,166,841
*	Lydall, Inc.	249,641	15,278,029
	Macquarie Infrastructure Corp.	1,893,131	74,778,675
*	Manitowoc Co., Inc. (The)	828,742	19,185,377
	ManpowerGroup, Inc.	413,250	49,003,185

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ManTech International Corp., Class A	552,905	$48,357,071
	Marten Transport, Ltd.	2,045,367	32,357,706
#*	MasTec, Inc.	295,878	29,951,730
*	Matrix Service Co.	368,192	4,016,975
	Matson, Inc.	188,984	12,684,606
	Matthews International Corp., Class A	277,446	9,599,632
	Maxar Technologies, Inc.	438,682	15,910,996
#*	Mayville Engineering Co., Inc.	11,271	198,031
	McGrath RentCorp	278,041	21,803,975
#*	Mesa Air Group, Inc.	191,249	1,705,941
	Miller Industries, Inc.	307,875	11,548,391
*	Mistras Group, Inc.	27,821	292,121
	Moog, Inc., Class A	153,949	11,988,009
*	MRC Global, Inc.	243,251	2,230,612
#*	MYR Group, Inc.	326,798	31,251,693
	National Presto Industries, Inc.	16,571	1,598,770
#	NL Industries, Inc.	823,549	4,966,000
*	NN, Inc.	462,291	3,162,070
#*	Northwest Pipe Co.	185,259	5,263,208
*	NOW, Inc.	934,608	9,224,581
#*	NV5 Global, Inc.	6,886	654,170
	nVent Electric P.L.C.	1,290,217	40,783,759
#*	Orion Group Holdings, Inc.	547,909	2,942,271
#*	P&F Industries, Inc., Class A	17,337	117,718
*	PAM Transportation Services, Inc.	101,750	6,359,375
#	Pangaea Logistics Solutions, Ltd.	16,306	76,801
	Park Aerospace Corp.	61,946	922,995
	Park-Ohio Holdings Corp.	253,408	7,371,639
#*	Parsons Corp.	199,702	7,712,491
	Patriot Transportation Holding, Inc.	2,456	28,981
*	Perma-Pipe International Holdings, Inc.	181,198	1,248,454
*	PGT Innovations, Inc.	24,035	542,710
#	Powell Industries, Inc.	194,409	5,655,358
	Preformed Line Products Co.	86,754	5,944,384
	Primoris Services Corp.	148,514	4,440,569
#*	Quad/Graphics, Inc.	769,984	2,694,944
	Quanex Building Products Corp.	789,060	19,600,250
#*	Quest Resource Holding Corp.	2,809	16,629
*	Radiant Logistics, Inc.	527,604	3,281,697
#*	RCM Technologies, Inc.	95,149	399,626
#	Regal Beloit Corp.	835,215	122,968,704
*	Resideo Technologies, Inc.	1,356,332	40,011,794
	Resources Connection, Inc.	703,281	10,893,823
#	REV Group, Inc.	657,409	9,933,450
	Rush Enterprises, Inc., Class A	962,326	45,219,699
	Rush Enterprises, Inc., Class B	438,721	19,251,077
	Ryder System, Inc.	125,855	9,583,858
	Schneider National, Inc., Class B	553,115	12,411,901
#*	Servotronics, Inc.	15,025	128,560
*	SIFCO Industries, Inc.	50,474	560,261
*	SkyWest, Inc.	1,275,727	51,654,186
#*	Spirit Airlines, Inc.	870,548	23,487,385
	SPX FLOW, Inc.	339,538	27,893,047
	Standex International Corp.	82,245	7,566,540
	Steelcase, Inc., Class A	646,197	8,885,209
#*	Sterling Construction Co., Inc.	102,970	2,261,221
#*	Team, Inc.	71,986	444,154
#	Tecnoglass, Inc.	23,667	456,536
	Terex Corp.	332,331	15,925,302

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Textainer Group Holdings, Ltd.	1,018,911	$32,890,447
*	Thermon Group Holdings, Inc.	85,649	1,426,912
	Timken Co. (The)	100,800	8,013,600
*	Titan International, Inc.	21,909	188,856
*	Titan Machinery, Inc.	583,172	16,637,897
*	TriMas Corp.	582,226	19,050,435
#	Trinity Industries, Inc.	1,968,418	53,363,812
	Triton International, Ltd.	1,580,403	83,429,474
*	TrueBlue, Inc.	592,272	16,103,876
*	Tutor Perini Corp.	712,556	10,025,663
*	Twin Disc, Inc.	22,305	328,330
#*	U.S. Xpress Enterprises, Inc., Class A	100,713	879,224
	UFP Industries, Inc.	543,634	40,370,261
*	Ultralife Corp.	322,036	2,556,966
	UniFirst Corp.	95,108	20,711,669
*	Univar Solutions, Inc.	1,739,852	42,695,968
	Universal Logistics Holdings, Inc.	5,179	119,376
#*	USA Truck, Inc.	205,110	2,863,336
*	Vectrus, Inc.	85,207	3,859,025
*	Veritiv Corp.	346,564	21,237,442
#*	Viad Corp.	214,492	9,834,458
*	Vidler Water Resouces, Inc.	137,268	1,849,000
*	Virco Mfg. Corp.	43,931	145,851
	VSE Corp.	173,262	8,671,763
#	Wabash National Corp.	620,123	9,078,601
	Werner Enterprises, Inc.	957,028	43,745,750
*	WESCO International, Inc.	818,432	87,122,086
#*	Willis Lease Finance Corp.	241,631	10,051,850
*	WillScot Mobile Mini Holdings Corp.	807,077	23,171,181
TOTAL INDUSTRIALS			3,137,602,407
INFORMATION TECHNOLOGY — (8.0%)
	ADTRAN, Inc.	235,874	5,285,936
#*	Alithya Group, Inc., Class A	306,754	935,600
*	Alpha & Omega Semiconductor, Ltd.	596,046	15,491,236
#	Amkor Technology, Inc.	5,719,493	140,928,307
#*	Amtech Systems, Inc.	443,966	4,599,488
#*	AstroNova, Inc.	177,600	2,850,480
*	Asure Software, Inc.	22,319	210,245
#*	Aviat Networks, Inc.	8,510	317,253
	Avnet, Inc.	1,315,151	54,342,039
*	Aware, Inc.	643,548	2,561,321
*	Axcelis Technologies, Inc.	65,173	2,512,419
#*	AXT, Inc.	788,551	8,043,220
#	Bel Fuse, Inc., Class A	14,522	225,527
	Bel Fuse, Inc., Class B	223,342	3,046,385
	Belden, Inc.	55,897	2,738,953
	Benchmark Electronics, Inc.	914,427	24,140,873
	BK Technologies Corp.	6,153	19,874
#*	BM Technologies, Inc.	117,634	1,179,869
#	Cass Information Systems, Inc.	41,803	1,843,094
*	Cohu, Inc.	369,471	13,082,968
#*	Computer Task Group, Inc.	57,925	516,112
#	Comtech Telecommunications Corp.	528,619	13,199,616
*	Concentrix Corp.	191,460	31,347,746
*	Conduent, Inc.	846,048	5,676,982
#*	CSP, Inc.	121,856	1,231,964
	CTS Corp.	160,525	5,616,770
*	Daktronics, Inc.	421,382	2,574,644

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	808,625	$16,722,365
*	Diodes, Inc.	296,645	24,324,890
*	DSP Group, Inc.	76,022	1,220,153
#	Ebix, Inc.	5,770	174,369
*	EchoStar Corp., Class A	427,093	9,524,174
*	EMCORE Corp.	15,561	136,003
*	ePlus, Inc.	78,501	7,258,202
*	Frequency Electronics, Inc.	203,441	2,038,479
*	GTY Technology Holdings, Inc.	25,535	176,702
#*	IEC Electronics Corp.	2,100	23,100
#	Information Services Group, Inc.	94,667	565,162
#*	Insight Enterprises, Inc.	813,966	81,705,907
	InterDigital, Inc.	28,521	1,879,249
*	inTEST Corp.	1,310	18,746
#*	Intevac, Inc.	493,769	3,209,498
*	Key Tronic Corp.	362,302	2,416,554
*	Kimball Electronics, Inc.	774,714	15,796,418
#*	Knowles Corp.	2,228,954	44,668,238
	Kulicke & Soffa Industries, Inc.	617,263	33,554,417
*	KVH Industries, Inc.	160,285	1,814,426
#*	LightPath Technologies, Inc., Class A	18,152	43,020
#	Methode Electronics, Inc.	259,329	12,403,706
#*	N-Able, Inc.	78,977	1,089,883
*	NeoPhotonics Corp.	49,938	484,399
#*	NETGEAR, Inc.	290,775	9,959,044
*	NetScout Systems, Inc.	1,835,546	52,790,303
#*	NetSol Technologies, Inc.	41,721	191,082
*	Onto Innovation, Inc.	352,458	24,700,257
*	Optical Cable Corp.	143,931	644,811
	PC Connection, Inc.	702,400	33,406,144
	PC-Tel, Inc.	186,809	1,242,280
*	Photronics, Inc.	1,178,861	15,761,372
*	Plexus Corp.	463,731	41,884,184
#*	RF Industries, Ltd.	48,062	459,953
*	Ribbon Communications, Inc.	353,314	2,441,400
	Richardson Electronics, Ltd.	300,114	2,328,885
*	Sanmina Corp.	1,657,249	63,671,507
*	ScanSource, Inc.	594,108	16,391,440
*	SecureWorks Corp., Class A	1,876	37,633
#*»	Silicon Graphics, Inc.	289,563	0
*	Smith Micro Software, Inc.	12,954	73,320
#*	SolarWinds Corp.	157,954	1,775,403
*	StarTek, Inc.	15,101	106,009
*	Steel Connect, Inc.	39,823	75,664
*	Stratasys, Ltd.	511,141	10,089,923
*	Super Micro Computer, Inc.	273,962	10,421,514
#»	Superior TeleCom, Inc.	29,232	0
*	Sykes Enterprises, Inc.	984,558	52,831,382
	SYNNEX Corp.	200,653	23,986,060
#	Taitron Components, Inc., Class A	30,109	139,104
*	TESSCO Technologies, Inc.	89,048	535,178
*	Trio-Tech International	60,696	294,983
#*	TTM Technologies, Inc.	2,682,388	37,526,608
*	Ultra Clean Holdings, Inc.	54,667	2,952,565
#*	Viasat, Inc.	475,966	23,626,952
	Vishay Intertechnology, Inc.	2,993,607	66,248,523
*	Vishay Precision Group, Inc.	284,679	10,342,388
#*	WidePoint Corp.	12,064	75,038
	Xerox Holdings Corp.	2,999,177	72,370,141

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Xperi Holding Corp.	1,048,233	$21,771,799
TOTAL INFORMATION TECHNOLOGY			1,206,919,830
MATERIALS — (8.6%)
*	AdvanSix, Inc.	220,244	7,367,162
*	AgroFresh Solutions, Inc.	277,031	540,210
*	Alcoa Corp.	2,712,886	108,922,373
#*	Allegheny Technologies, Inc.	1,826,343	37,494,822
#*	Alpha Metallurgical Resources, Inc.	63,514	1,770,135
*	American Biltrite, Inc.	25	5,500
	American Vanguard Corp.	805,434	13,297,715
*	Ampco-Pittsburgh Corp.	78,707	490,345
#*	Arconic Corp.	178,634	6,420,106
	Ashland Global Holdings, Inc.	337,299	28,694,026
	Avient Corp.	211,261	10,250,384
#	Carpenter Technology Corp.	1,180,796	45,047,367
#*	Century Aluminum Co.	9,083	132,249
*	Clearwater Paper Corp.	172,658	5,091,684
*	Coeur Mining, Inc.	208,962	1,575,574
	Commercial Metals Co.	2,859,991	93,807,705
*	Core Molding Technologies, Inc.	198,382	2,822,976
#*	Domtar Corp.	1,314,136	72,159,208
	Ecovyst, Inc.	638,122	9,929,178
	Element Solutions, Inc.	6,110,835	142,932,431
#*»	Ferroglobe Representation & Warranty Insurance Trust	190,187	0
*	Flexible Solutions International, Inc.	12,220	50,346
#	Fortitude Gold Corp.	45,330	349,494
	Friedman Industries, Inc.	170,362	2,214,706
	FutureFuel Corp.	719,060	6,112,010
	Glatfelter Corp.	1,160,263	17,670,806
	Gold Resource Corp.	210,315	443,765
#	Greif, Inc., Class A	583,474	35,370,194
	Greif, Inc., Class B	17,242	1,049,693
	Hawkins, Inc.	45,372	1,647,457
	Haynes International, Inc.	317,394	11,975,276
#	HB Fuller Co.	368,647	23,821,969
	Hecla Mining Co.	10,276,127	68,747,290
	Huntsman Corp.	706,359	18,654,941
	Innospec, Inc.	75,227	6,653,828
*	Intrepid Potash, Inc.	122,783	3,720,325
#	Kaiser Aluminum Corp.	134,174	16,326,292
*	Koppers Holdings, Inc.	31,194	957,968
*	Kraton Corp.	830,436	31,714,351
	Kronos Worldwide, Inc.	311,259	4,329,613
	Materion Corp.	410,814	29,315,687
	Mercer International, Inc.	1,454,161	16,911,892
	Minerals Technologies, Inc.	515,015	41,314,503
#	Nexa Resources SA	376,509	3,181,501
	Olin Corp.	2,239,982	105,346,353
	Olympic Steel, Inc.	264,181	7,957,132
#*	Rayonier Advanced Materials, Inc.	732,154	5,103,113
	Resolute Forest Products, Inc.	1,296,472	15,479,876
*	Ryerson Holding Corp.	18,319	288,158
	Schnitzer Steel Industries, Inc., Class A	677,811	35,530,853
	Schweitzer-Mauduit International, Inc.	234,885	9,238,027
	Stepan Co.	4,417	520,985
*	Summit Materials, Inc., Class A	1,690,151	56,789,074
	SunCoke Energy, Inc.	1,512,197	11,689,283
*	Synalloy Corp.	58,985	578,643

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	TimkenSteel Corp.	388,051	$5,172,720
#*	Trecora Resources	295,582	2,341,009
	Tredegar Corp.	743,063	9,711,833
#	Trinseo SA	119,034	6,470,688
	Tronox Holdings P.L.C., Class A	1,417,874	26,131,418
#*	UFP Technologies, Inc.	56,633	3,385,521
	United States Lime & Minerals, Inc.	3,594	499,566
#	United States Steel Corp.	1,208,315	31,996,181
*	Universal Stainless & Alloy Products, Inc.	169,774	1,913,353
*	US Concrete, Inc.	111,072	8,087,152
*	Venator Materials P.L.C.	157,866	500,435
#	Verso Corp., Class A	772,955	14,701,604
	Warrior Met Coal, Inc.	389,196	7,266,289
*	Webco Industries, Inc.	7,772	990,930
	Worthington Industries, Inc.	31,772	2,032,455
TOTAL MATERIALS			1,301,007,708
REAL ESTATE — (0.7%)
#*	Altisource Portfolio Solutions SA	3,741	34,567
#*	BBX Capital, Inc.	2,873	21,978
#	CTO Realty Growth, Inc.	20,015	1,124,643
#*	Five Point Holdings LLC, Class A	45,629	381,915
#*	Forestar Group, Inc.	89,098	1,823,836
*	FRP Holdings, Inc.	39,355	2,366,416
#*	Howard Hughes Corp. (The)	333,224	30,893,197
#	Indus Realty Trust, Inc.	22,050	1,489,478
	Kennedy-Wilson Holdings, Inc.	462,685	9,341,610
*	Marcus & Millichap, Inc.	113,410	4,512,584
	Newmark Group, Inc., Class A	48,109	619,644
	RE/MAX Holdings, Inc., Class A	152,785	5,240,525
#*	Realogy Holdings Corp.	2,578,024	45,682,585
#*	Stratus Properties, Inc.	112,120	3,380,418
*	Tejon Ranch Co.	195,947	3,572,114
TOTAL REAL ESTATE			110,485,510
UTILITIES — (0.7%)
	Brookfield Renewable Corp., Class A	1,042,898	44,260,591
	Genie Energy, Ltd., Class B	1,450	8,541
	MDU Resources Group, Inc.	508,885	16,141,832
	New Jersey Resources Corp.	654,466	25,210,030
#	Ormat Technologies, Inc.	261,370	18,227,944
TOTAL UTILITIES			103,848,938
TOTAL COMMON STOCKS			14,679,236,257
PREFERRED STOCKS — (0.2%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	13,584	383,612
CONSUMER DISCRETIONARY — (0.1%)
	Qurate Retail, Inc., 8.000%	120,982	13,124,128
INDUSTRIALS — (0.1%)
#(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	330,260	10,254,573
TOTAL PREFERRED STOCKS			23,762,313

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*»	Nabors Industries, Ltd. Warrants 06/11/26	8,656	$56,264
*»	Parker Drilling Co. Warrants 09/25/24	181	6
TOTAL ENERGY			56,270
TOTAL INVESTMENT SECURITIES (Cost $9,438,952,999)			14,703,054,840

TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	90,647,774	90,647,774
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	25,919,004	299,882,880
TOTAL INVESTMENTS — (100.0%)
(Cost $9,829,420,764)^^			$15,093,585,494
As of July 31, 2021, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	653	09/17/21	$141,120,562	$143,317,175	$2,196,613
Total Futures Contracts			$141,120,562	$143,317,175	$2,196,613
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$429,048,681	—	—	$429,048,681
Consumer Discretionary	1,949,297,606	$52,218	—	1,949,349,824
Consumer Staples	671,384,127	—	—	671,384,127
Energy	1,188,763,601	—	—	1,188,763,601
Financials	4,019,187,690	67,770	—	4,019,255,460
Health Care	560,434,200	1,135,971	—	561,570,171
Industrials	3,137,602,407	—	—	3,137,602,407
Information Technology	1,206,919,830	—	—	1,206,919,830
Materials	1,301,007,708	—	—	1,301,007,708
Real Estate	110,485,510	—	—	110,485,510
Utilities	103,848,938	—	—	103,848,938
Preferred Stocks
Communication Services	383,612	—	—	383,612
Consumer Discretionary	13,124,128	—	—	13,124,128
Industrials	10,254,573	—	—	10,254,573
Rights/Warrants
Energy	—	56,270	—	56,270
Temporary Cash Investments	90,647,774	—	—	90,647,774

U.S. Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$299,882,880	—	$299,882,880
Futures Contracts**	$2,196,613	—	—	2,196,613
TOTAL	$14,794,586,998	$301,195,109	—	$15,095,782,107
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	34	$33,748

		Shares
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.7%)
	Activision Blizzard, Inc.	346,005	28,932,938
*	Alphabet, Inc., Class A	148,897	401,207,433
*	Alphabet, Inc., Class C	139,370	376,915,015
*	Altice USA, Inc., Class A	273,714	8,411,231
*	AMC Networks, Inc., Class A	90,944	4,550,838
*	Angi, Inc.	81,190	934,497
#*	Anterix, Inc.	27,014	1,575,456
	AT&T, Inc.	6,158,504	172,746,037
	ATN International, Inc.	36,219	1,559,228
*	Ballantyne Strong, Inc.	13,352	51,539
#*	Bandwidth, Inc., Class A	4,064	526,938
#*	Boston Omaha Corp., Class A	1,118	36,570
	Cable One, Inc.	10,002	18,883,676
*	Cargurus, Inc.	51,420	1,470,612
*	Cars.com, Inc.	166,237	2,008,143
*	Charter Communications, Inc., Class A	107,733	80,158,739
*	Cincinnati Bell, Inc.	134,337	2,060,730
#*	Cinemark Holdings, Inc.	214,252	3,327,334
	Cogent Communications Holdings, Inc.	72,658	5,638,987
	Comcast Corp., Class A	3,311,284	194,802,838
*	comScore, Inc.	94,727	379,855
*	Consolidated Communications Holdings, Inc.	169,647	1,304,585
*	Cumulus Media, Inc., Class A	19,789	233,312
	DallasNews Corp.	7,816	52,367
*	DHI Group, Inc.	775,296	3,101,184
#*	Discovery, Inc., Class A	227,223	6,591,739
#*	Discovery, Inc., Class C	396,033	10,736,455
#*	DISH Network Corp., Class A	313,721	13,141,773
	Electronic Arts, Inc.	155,923	22,446,675
*	Emerald Holding, Inc.	55,592	219,588
*	Entercom Communications Corp.	111,349	397,516
	Entravision Communications Corp., Class A	146,505	901,006
	EW Scripps Co. (The), Class A	154,031	2,938,911
*	Facebook, Inc., Class A	1,282,808	457,064,490
	Fox Corp., Class A	369,244	13,167,241
	Fox Corp., Class B	237,277	7,887,087
*	Gaia, Inc.	18,401	219,156
*	Gannett Co., Inc.	185,349	1,069,464
	Gray Television, Inc.	239,867	5,317,851
	Gray Television, Inc., Class A	600	11,675
*	Hemisphere Media Group, Inc.	38,900	494,419
*	IAC/InterActiveCorp	28,043	3,850,023
*	IDT Corp., Class B	195,503	9,736,049
*	IMAX Corp.	108,763	1,755,435
	Interpublic Group of Cos., Inc. (The)	701,952	24,821,023
*	Iridium Communications, Inc.	219,253	9,259,054
	John Wiley & Sons, Inc., Class A	83,774	4,924,236

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	John Wiley & Sons, Inc., Class B	4,638	$272,065
*	Liberty Broadband Corp., Class A	23,191	3,981,199
*	Liberty Broadband Corp., Class C	139,228	24,711,578
*	Liberty Latin America, Ltd., Class A	7,870	107,426
*	Liberty Latin America, Ltd., Class C	225,138	3,113,659
#*	Liberty Media Corp.-Liberty Braves, Class A	14,764	391,837
*	Liberty Media Corp.-Liberty Braves, Class B	239	7,230
*	Liberty Media Corp.-Liberty Braves, Class C	49,759	1,316,126
*	Liberty Media Corp.-Liberty Formula One, Class A	36,543	1,515,073
*	Liberty Media Corp.-Liberty Formula One, Class C	271,481	12,740,603
*	Liberty Media Corp.-Liberty SiriusXM, Class A	88,411	4,127,910
*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	116,263
*	Liberty Media Corp.-Liberty SiriusXM, Class C	201,569	9,312,488
*	Liberty TripAdvisor Holdings, Inc., Class A	107,481	449,271
*	Lions Gate Entertainment Corp., Class A	140,712	2,114,901
*	Lions Gate Entertainment Corp., Class B	229,850	3,070,796
*	Live Nation Entertainment, Inc.	139,583	11,011,703
#	Loral Space & Communications, Inc.	10,704	378,815
#	Lumen Technologies, Inc.	1,831,397	22,837,521
*	Madison Square Garden Entertainment Corp.	44,882	3,139,945
#*	Magnite, Inc.	35,950	1,089,285
*	Marchex, Inc., Class B	5,288	13,432
#*	Marcus Corp. (The)	43,521	699,382
*	Match Group, Inc.	178,919	28,496,429
*	Mediaco Holding, Inc., Class A	1,734	10,248
*	Meredith Corp.	74,936	3,270,207
	National CineMedia, Inc.	73,867	257,057
*	Netflix, Inc.	148,833	77,031,496
	New York Times Co. (The), Class A	249,157	10,908,093
	News Corp., Class A	343,439	8,458,903
	News Corp., Class B	225,604	5,303,950
	Nexstar Media Group, Inc., Class A	111,393	16,382,569
	Omnicom Group, Inc.	307,642	22,402,490
*	ORBCOMM, Inc.	148,415	1,675,605
*	Pinterest, Inc., Class A	88,608	5,219,011
*	QuinStreet, Inc.	75,323	1,381,424
*	Reading International, Inc., Class A	38,888	204,551
*	Roku, Inc.	18,778	8,042,805
	Saga Communications, Inc., Class A	1,544	33,706
	Scholastic Corp.	52,735	1,772,423
#*	Sciplay Corp., Class A	15,446	248,526
	Shenandoah Telecommunications Co.	130,070	6,866,395
#	Sirius XM Holdings, Inc.	1,183,277	7,655,802
#*	Snap, Inc., Class A	155,041	11,538,151
	Spok Holdings, Inc.	52,509	432,674
*	Spotify Technology SA	31,169	7,127,415
*	Take-Two Interactive Software, Inc.	91,647	15,893,423
*	TechTarget, Inc.	43,756	3,197,688
	TEGNA, Inc.	472,548	8,373,551
	Telephone and Data Systems, Inc.	234,635	5,244,092
*	T-Mobile US, Inc.	573,220	82,555,144
*	Townsquare Media, Inc., Class A	28,652	352,133
*	Travelzoo	58,147	798,358
#*	TripAdvisor, Inc.	165,976	6,298,789
*	TrueCar, Inc.	172,369	906,661
*	Twitter, Inc.	260,223	18,150,554
*	United States Cellular Corp.	67,294	2,446,810
*	Urban One, Inc.	144,888	666,485
	Verizon Communications, Inc.	4,556,038	254,135,800

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	ViacomCBS, Inc., Class A	15,306	$681,576
	ViacomCBS, Inc., Class B	474,309	19,413,467
*	Vimeo, Inc.	45,527	2,039,610
*	Walt Disney Co. (The)	667,466	117,487,365
#	World Wrestling Entertainment, Inc., Class A	60,142	2,969,812
*	Yelp, Inc.	114,687	4,289,294
*	Zedge, Inc., Class B	7,377	113,311
*	Zillow Group, Inc., Class A	47,959	5,137,848
#*	Zillow Group, Inc., Class C	110,115	11,700,820
*	Zynga, Inc., Class A	1,400,125	14,141,262
TOTAL COMMUNICATION SERVICES			2,816,053,239
CONSUMER DISCRETIONARY — (12.4%)
*	1-800-Flowers.com, Inc., Class A	70,961	2,164,310
#*	2U, Inc.	13,277	576,222
	Aaron's Co., Inc. (The)	63,892	1,844,562
*	Abercrombie & Fitch Co., Class A	117,695	4,450,048
	Acushnet Holdings Corp.	125,637	6,436,384
*	Adient P.L.C.	176,612	7,440,664
*	Adtalem Global Education, Inc.	101,505	3,688,692
	Advance Auto Parts, Inc.	80,371	17,043,474
*	Amazon.com, Inc.	235,569	783,877,049
	AMCON Distributing Co.	377	63,902
*	American Axle & Manufacturing Holdings, Inc.	222,007	2,151,248
#	American Eagle Outfitters, Inc.	347,198	11,967,915
*	American Outdoor Brands, Inc.	41,033	1,107,070
*	American Public Education, Inc.	37,453	1,109,358
*	America's Car-Mart, Inc.	16,995	2,702,205
*	Aptiv P.L.C.	178,505	29,783,559
	Aramark	352,644	12,388,384
*	Ark Restaurants Corp.	3,088	48,790
*	Asbury Automotive Group, Inc.	41,573	8,541,589
*	Aspen Group, Inc.	17,519	115,450
	Autoliv, Inc.	158,853	16,025,091
*	AutoNation, Inc.	190,026	23,055,855
*	AutoZone, Inc.	17,318	28,116,985
*	Bally's Corp.	395	19,454
*	Barnes & Noble Education, Inc.	86,236	720,071
	Bassett Furniture Industries, Inc.	16,606	378,285
	Bath & Body Works, Inc.	155,937	12,485,876
*	BBQ Holdings, Inc.	5,587	78,721
*	Beazer Homes USA, Inc.	68,898	1,258,077
#*	Bed Bath & Beyond, Inc.	241,428	6,890,355
	Best Buy Co., Inc.	409,753	46,035,750
#	Big 5 Sporting Goods Corp.	233,681	5,122,288
	Big Lots, Inc.	89,654	5,164,967
*	Biglari Holdings, Inc., Class A	309	245,664
*	Biglari Holdings, Inc., Class B	3,890	639,711
*	BJ's Restaurants, Inc.	30,428	1,234,768
#*	Bloomin' Brands, Inc.	88,112	2,214,255
*	Bluegreen Vacations Holding Corp.	9,703	167,959
*	Booking Holdings, Inc.	8,168	17,792,028
*	Boot Barn Holdings, Inc.	62,822	5,429,077
	BorgWarner, Inc.	516,793	25,312,521
*	Bowl America, Inc., Class A	1,576	14,294
*	Boyd Gaming Corp.	37,566	2,141,262
*	Bright Horizons Family Solutions, Inc.	59,437	8,885,831
*	Brinker International, Inc.	57,654	3,132,918
	Brunswick Corp.	161,449	16,855,276

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Buckle, Inc. (The)	41,630	$1,751,790
*	Build-A-Bear Workshop, Inc.	28,648	435,450
*	Burlington Stores, Inc.	18,537	6,206,188
*	Caesars Entertainment, Inc.	46,259	4,041,186
	Caleres, Inc.	72,949	1,804,758
#*	Callaway Golf Co.	176,537	5,592,692
#	Camping World Holdings, Inc., Class A	15,770	620,707
*	Capri Holdings, Ltd.	222,503	12,529,144
*	CarMax, Inc.	228,460	30,602,217
#*	Carnival Corp.	494,919	10,714,996
	Carriage Services, Inc.	42,220	1,569,740
*	Carrols Restaurant Group, Inc.	99,977	490,887
	Carter's, Inc.	81,521	7,967,863
#*	Carvana Co.	12,126	4,093,253
	Cato Corp. (The), Class A	41,230	680,295
*	Cavco Industries, Inc.	15,131	3,555,785
	Century Communities, Inc.	70,227	4,877,265
*	Cheesecake Factory, Inc. (The)	62,334	2,821,237
#*	Chegg, Inc.	80,595	7,143,135
#*	Chewy, Inc., Class A	32,568	2,725,942
*	Chico's FAS, Inc.	169,665	1,048,530
*	Children's Place, Inc. (The)	23,576	1,988,164
*	Chipotle Mexican Grill, Inc.	14,496	27,012,426
	Choice Hotels International, Inc.	84,168	10,091,743
	Churchill Downs, Inc.	35,650	6,623,770
*	Chuy's Holdings, Inc.	35,308	1,165,164
*	Citi Trends, Inc.	37,585	2,997,404
#	Clarus Corp.	50,937	1,452,723
	Columbia Sportswear Co.	114,260	11,382,581
*	Conn's, Inc.	58,402	1,298,860
*	Container Store Group, Inc. (The)	79,174	832,910
»	Contra Zagg, Inc.	55,398	4,986
*	Cooper-Standard Holdings, Inc.	31,388	817,657
	Core-Mark Holding Co., Inc.	80,510	3,465,150
	Cracker Barrel Old Country Store, Inc.	43,104	5,869,903
*	Crocs, Inc.	80,663	10,954,842
	Crown Crafts, Inc.	10,832	79,399
	Culp, Inc.	23,254	348,112
	Dana, Inc.	268,545	6,488,047
	Darden Restaurants, Inc.	104,829	15,292,455
*	Dave & Buster's Entertainment, Inc.	51,855	1,725,734
*	Deckers Outdoor Corp.	52,227	21,457,463
	Del Taco Restaurants, Inc.	243,130	2,069,036
*	Delta Apparel, Inc.	10,000	320,000
*	Denny's Corp.	86,518	1,217,308
*	Designer Brands, Inc., Class A	119,587	1,742,383
#	Dick's Sporting Goods, Inc.	112,967	11,764,383
	Dillard's, Inc., Class A	42,601	7,807,485
	Dollar General Corp.	178,169	41,449,236
*	Dollar Tree, Inc.	302,490	30,185,477
	Domino's Pizza, Inc.	30,492	16,023,241
*	Dorman Products, Inc.	52,443	5,304,609
	DR Horton, Inc.	379,985	36,261,969
#*	Duluth Holdings, Inc., Class B	5,670	84,880
	eBay, Inc.	764,329	52,134,881
	Educational Development Corp.	5,764	60,810
*	El Pollo Loco Holdings, Inc.	66,941	1,245,772
	Escalade, Inc.	25,241	572,971
#»	Escalante-Black Diamond Golf Club LLC	96,969	0

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	46,997	$1,117,119
*	Etsy, Inc.	81,324	14,923,767
*	Expedia Group, Inc.	37,825	6,084,908
*	Fiesta Restaurant Group, Inc.	56,297	753,817
*	Five Below, Inc.	84,265	16,382,801
*	Flanigan's Enterprises, Inc.	1,100	34,540
	Flexsteel Industries, Inc.	14,862	512,739
*	Floor & Decor Holdings, Inc., Class A	130,186	15,883,994
	Foot Locker, Inc.	222,538	12,698,018
*	Ford Motor Co.	2,092,326	29,187,948
*	Fossil Group, Inc.	94,331	1,190,457
*	Fox Factory Holding Corp.	64,549	10,427,245
*	frontdoor, Inc.	117,754	5,762,881
*	Full House Resorts, Inc.	1,684	13,927
*	Funko, Inc., Class A	32,785	611,768
	Gap, Inc. (The)	471,164	13,743,854
	Garmin, Ltd.	184,653	29,027,452
*	General Motors Co.	1,491,750	84,791,070
*	Genesco, Inc.	31,488	1,808,986
	Gentex Corp.	496,151	16,884,019
*	Gentherm, Inc.	69,801	5,788,597
	Genuine Parts Co.	141,647	17,977,837
*	G-III Apparel Group, Ltd.	91,035	2,718,305
*	Goodyear Tire & Rubber Co. (The)	533,465	8,380,735
*	GoPro, Inc., Class A	44,031	450,877
	Graham Holdings Co., Class B	9,095	6,045,083
*	Grand Canyon Education, Inc.	80,578	7,442,990
*	Green Brick Partners, Inc.	14,320	359,002
	Group 1 Automotive, Inc.	40,577	7,049,848
#	Guess?, Inc.	146,916	3,279,165
	H&R Block, Inc.	196,310	4,819,410
#	Hamilton Beach Brands Holding Co., Class A	21,074	393,873
#	Hanesbrands, Inc.	700,239	12,786,364
	Harley-Davidson, Inc.	252,407	10,000,365
	Hasbro, Inc.	141,804	14,100,990
#	Haverty Furniture Cos., Inc.	39,090	1,406,849
	Haverty Furniture Cos., Inc., Class A	1,608	58,001
#*	Helen of Troy, Ltd.	43,661	9,753,431
#	Hibbett, Inc.	36,630	3,247,616
*	Hilton Grand Vacations, Inc.	134,862	5,484,838
*	Hilton Worldwide Holdings, Inc.	209,151	27,492,899
	Home Depot, Inc. (The)	609,996	200,194,587
	Hooker Furniture Corp.	28,755	954,378
*	Horizon Global Corp.	29,949	266,546
*	Houghton Mifflin Harcourt Co.	160,062	1,811,902
*	Hyatt Hotels Corp., Class A	57,885	4,623,275
	Installed Building Products, Inc.	55,478	6,657,360
#*	International Game Technology P.L.C.	58,460	1,096,125
*	iRobot Corp.	48,149	4,213,037
*	J Alexander's Holdings, Inc.	25,845	356,919
	Jack in the Box, Inc.	33,995	3,700,696
	Johnson Outdoors, Inc., Class A	19,173	2,269,508
#*	Just Eat Takeaway.com NV, Sponsored ADR	217,100	3,823,131
	KB Home	105,351	4,471,096
	Kohl's Corp.	300,033	15,241,676
#	Kontoor Brands, Inc.	40,182	2,225,279
*	Koss Corp.	884	16,036
*	Lakeland Industries, Inc.	13,493	363,771
*	Lands' End, Inc.	61,326	2,350,626

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Las Vegas Sands Corp.	95,338	$4,037,564
*	Laureate Education, Inc., Class A	64,944	961,821
*»	Lazare Kaplan International, Inc.	1,600	225
	La-Z-Boy, Inc.	100,017	3,358,571
*	Lazydays Holdings, Inc.	2,974	62,067
	LCI Industries	54,831	7,995,456
	Lear Corp.	135,342	23,682,143
	Leggett & Platt, Inc.	268,693	12,905,325
	Lennar Corp., Class A	263,561	27,713,439
	Lennar Corp., Class B	21,010	1,814,213
	Levi Strauss & Co., Class A	18,065	497,149
*	LGI Homes, Inc.	48,714	8,325,223
	Lifetime Brands, Inc.	37,101	559,112
*	Lincoln Educational Services Corp.	13,808	95,828
*	Liquidity Services, Inc.	77,445	1,536,509
#	Lithia Motors, Inc., Class A	50,477	19,040,934
*	LKQ Corp.	386,995	19,639,996
	Lowe's Cos., Inc.	561,375	108,171,349
*	Luby's, Inc.	62,310	252,979
*	Lululemon Athletica, Inc.	63,716	25,497,232
*	Lumber Liquidators Holdings, Inc.	46,392	885,159
*	M/I Homes, Inc.	45,749	2,960,418
*	Macy's, Inc.	609,715	10,365,155
*	Malibu Boats, Inc., Class A	51,858	4,338,440
	Marine Products Corp.	11,488	187,944
*	MarineMax, Inc.	66,514	3,577,788
*	Marriott International, Inc., Class A	201,616	29,431,904
*	Marriott Vacations Worldwide Corp.	72,416	10,671,946
*	MasterCraft Boat Holdings, Inc.	51,077	1,361,713
#*	Mattel, Inc.	277,442	6,026,040
	McDonald's Corp.	422,272	102,489,637
	MDC Holdings, Inc.	145,279	7,746,276
»	Media General, Inc.	34,446	1,943
*	Meritage Homes Corp.	85,142	9,244,718
	MGM Resorts International	377,941	14,184,126
*	Modine Manufacturing Co.	102,280	1,711,144
*	Mohawk Industries, Inc.	92,344	17,997,846
*	Monarch Casino & Resort, Inc.	6,425	410,236
#	Monro, Inc.	58,577	3,397,466
*	Motorcar Parts of America, Inc.	54,774	1,218,174
	Movado Group, Inc.	30,786	925,735
	Murphy USA, Inc.	72,103	10,635,914
	Nathan's Famous, Inc.	8,747	561,995
*	National Vision Holdings, Inc.	131,567	7,101,987
#*	Nautilus, Inc.	69,651	1,006,457
*	New Home Co., Inc. (The)	56,765	505,209
	Newell Brands, Inc.	634,860	15,712,785
	NIKE, Inc., Class B	747,119	125,149,904
	Nobility Homes, Inc.	1,105	35,360
*	Noodles & Co.	11,233	134,122
*	Nordstrom, Inc.	84,735	2,804,728
#*	Norwegian Cruise Line Holdings, Ltd.	314,847	7,565,773
*	NVR, Inc.	4,300	22,457,180
*	ODP Corp. (The)	107,714	5,098,104
#*	Ollie's Bargain Outlet Holdings, Inc.	87,334	8,130,795
*	O'Reilly Automotive, Inc.	54,771	33,072,921
	Oxford Industries, Inc.	36,978	3,214,498
	Papa John's International, Inc.	52,642	6,007,505
	Patrick Industries, Inc.	59,807	4,941,852

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Peloton Interactive, Inc., Class A	109,715	$12,951,856
#*	Penn National Gaming, Inc.	120,323	8,227,687
#	Penske Automotive Group, Inc.	165,308	14,646,289
*	Perdoceo Education Corp.	153,914	1,825,420
#	PetMed Express, Inc.	26,614	835,413
*	Planet Fitness, Inc., Class A	120,620	9,074,243
*	PlayAGS, Inc.	13,971	108,415
	Polaris, Inc.	118,376	15,515,542
	Pool Corp.	40,221	19,218,398
*	Potbelly Corp.	44,397	309,891
	PulteGroup, Inc.	520,054	28,535,363
*	Purple Innovation, Inc.	13,755	362,307
*	PVH Corp.	106,998	11,194,131
*	Quotient Technology, Inc.	127,255	1,381,989
	Qurate Retail, Inc., Class A	634,821	7,528,977
	Ralph Lauren Corp.	77,467	8,794,054
	RCI Hospitality Holdings, Inc.	8,400	527,184
*	Red Robin Gourmet Burgers, Inc.	24,292	637,179
*	Red Rock Resorts, Inc., Class A	118,944	4,686,394
#*	Regis Corp.	71,692	571,385
	Rent-A-Center, Inc.	133,011	7,610,889
*	Revolve Group, Inc.	17,035	1,185,806
#*	RH	22,319	14,821,602
	Rocky Brands, Inc.	7,436	404,518
	Ross Stores, Inc.	158,089	19,395,939
#*	Royal Caribbean Cruises, Ltd.	181,804	13,975,273
*	Ruth's Hospitality Group, Inc.	75,815	1,514,026
*	Sally Beauty Holdings, Inc.	142,075	2,688,059
*	Scientific Games Corp., Class A	132,363	8,168,121
*	SeaWorld Entertainment, Inc.	103,881	4,924,998
*	Select Interior Concepts, Inc., Class A	24,436	267,330
	Service Corp. International	231,886	14,490,556
*	Shake Shack, Inc., Class A	38,688	3,889,692
	Shoe Carnival, Inc.	61,692	2,079,020
	Shutterstock, Inc.	61,200	6,639,588
	Signet Jewelers, Ltd.	98,427	6,332,793
*	Skechers U.S.A., Inc., Class A	211,628	11,360,191
*	Skyline Champion Corp.	96,528	5,444,179
*	Sleep Number Corp.	42,953	4,261,367
	Smith & Wesson Brands, Inc.	164,134	3,848,942
	Sonic Automotive, Inc., Class A	99,885	5,448,727
*	Sonos, Inc.	100,566	3,356,893
*	Sportsman's Warehouse Holdings, Inc.	119,009	2,102,889
*	Stamps.com, Inc.	36,636	11,971,179
	Standard Motor Products, Inc.	50,632	2,114,392
	Starbucks Corp.	679,863	82,555,764
	Steven Madden, Ltd.	145,902	6,394,885
*	Stitch Fix, Inc., Class A	10,962	591,071
*	Stoneridge, Inc.	73,619	2,131,270
	Strategic Education, Inc.	35,908	2,847,145
*	Strattec Security Corp.	5,496	226,325
*	Stride, Inc.	90,178	2,764,857
	Superior Group of Cos, Inc.	33,980	795,472
*	Superior Industries International, Inc.	169,709	1,442,527
*	Tapestry, Inc.	406,786	17,207,048
	Target Corp.	398,108	103,926,093
*	Taylor Morrison Home Corp.	279,322	7,491,416
	Tempur Sealy International, Inc.	278,108	12,033,733
*	Tenneco, Inc., Class A	80,858	1,407,738

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Terminix Global Holdings, Inc.	194,796	$10,226,790
*	Tesla, Inc.	209,330	143,851,576
	Texas Roadhouse, Inc.	122,520	11,292,668
#	Thor Industries, Inc.	68,353	8,090,261
	Tilly's, Inc., Class A	42,253	626,612
	TJX Cos., Inc. (The)	524,860	36,115,617
	Toll Brothers, Inc.	199,009	11,795,263
*	TopBuild Corp.	65,045	13,183,971
	Tractor Supply Co.	135,723	24,556,362
	Travel & Leisure Co.	123,903	6,418,175
*	TravelCenters of America, Inc.	13,556	392,040
*	Tri Pointe Homes, Inc.	275,412	6,642,937
#*	Tupperware Brands Corp.	64,678	1,351,123
*	Ulta Beauty, Inc.	66,345	22,278,651
*	Under Armour, Inc., Class A	166,465	3,404,209
*	Under Armour, Inc., Class C	224,900	3,940,248
*	Unifi, Inc.	49,869	1,176,410
*	Unique Fabricating, Inc.	4,774	12,603
*	Universal Electronics, Inc.	29,638	1,385,280
*	Universal Technical Institute, Inc.	55,794	339,228
*	Urban Outfitters, Inc.	185,300	6,889,454
*	Vail Resorts, Inc.	39,268	11,984,594
#*	Veoneer, Inc.	117,856	3,691,250
*	Vera Bradley, Inc.	61,061	672,282
	VF Corp.	226,837	18,192,327
*	Vince Holding Corp.	4,110	32,675
*	Vista Outdoor, Inc.	129,441	5,228,122
*	Visteon Corp.	45,101	5,143,769
*	VOXX International Corp.	79,250	905,035
#*	Wayfair, Inc., Class A	52,381	12,642,678
	Wendy's Co. (The)	363,034	8,426,019
	Weyco Group, Inc.	18,839	420,298
	Whirlpool Corp.	130,168	28,837,419
	Williams-Sonoma, Inc.	150,831	22,881,063
	Wingstop, Inc.	48,813	8,362,155
	Winmark Corp.	6,666	1,405,326
	Winnebago Industries, Inc.	54,473	3,914,975
	Wolverine World Wide, Inc.	130,812	4,387,434
*	WW International, Inc.	104,000	3,196,960
	Wyndham Hotels & Resorts, Inc.	101,085	7,284,185
#*	Wynn Resorts, Ltd.	69,330	6,817,219
#*	YETI Holdings, Inc.	44,637	4,299,882
	Yum! Brands, Inc.	172,941	22,722,718
*	Zovio, Inc.	66,789	163,633
*	Zumiez, Inc.	53,015	2,314,105
TOTAL CONSUMER DISCRETIONARY			4,037,657,604
CONSUMER STAPLES — (5.8%)
	Alico, Inc.	15,742	595,205
	Altria Group, Inc.	1,417,807	68,111,448
	Andersons, Inc. (The)	66,984	1,788,473
	Archer-Daniels-Midland Co.	454,815	27,161,552
	B&G Foods, Inc.	143,133	4,110,780
#*	Beyond Meat, Inc.	9,265	1,136,815
#*	BJ's Wholesale Club Holdings, Inc.	162,243	8,215,986
#*	Boston Beer Co., Inc. (The), Class A	15,005	10,653,550
*	Bridgford Foods Corp.	5,919	77,361
	Brown-Forman Corp., Class A	54,490	3,644,836
	Brown-Forman Corp., Class B	225,181	15,969,837

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Bunge, Ltd.	249,126	$19,339,651
	Calavo Growers, Inc.	27,081	1,525,744
	Cal-Maine Foods, Inc.	70,316	2,453,325
#	Campbell Soup Co.	391,765	17,127,966
	Casey's General Stores, Inc.	71,921	14,219,501
#*	Celsius Holdings, Inc.	12,612	865,562
#*	Central Garden & Pet Co.	25,073	1,210,775
*	Central Garden & Pet Co., Class A	89,901	3,893,612
*	Chefs' Warehouse, Inc. (The)	66,165	1,913,492
	Church & Dwight Co., Inc.	215,132	18,626,129
	Clorox Co. (The)	124,336	22,491,139
	Coca-Cola Co. (The)	2,670,749	152,312,815
	Coca-Cola Consolidated, Inc.	13,839	5,523,837
*	Coffee Holding Co., Inc.	300	1,782
	Colgate-Palmolive Co.	471,504	37,484,568
	Conagra Brands, Inc.	442,663	14,824,784
	Constellation Brands, Inc., Class A	90,757	20,360,425
	Costco Wholesale Corp.	266,821	114,658,320
*	Coty, Inc., Class A	1,007,252	8,793,310
*	Cyanotech Corp.	800	2,448
*	Darling Ingredients, Inc.	353,784	24,435,861
	Edgewell Personal Care Co.	89,379	3,671,689
*	elf Beauty, Inc.	83,578	2,307,589
#	Energizer Holdings, Inc.	73,168	3,135,249
	Estee Lauder Cos., Inc. (The), Class A	159,568	53,268,585
*	Farmer Bros Co.	33,322	322,890
	Flowers Foods, Inc.	449,299	10,585,484
	Fresh Del Monte Produce, Inc.	105,829	3,265,883
*	Freshpet, Inc.	19,151	2,804,664
	General Mills, Inc.	483,792	28,475,997
#*	Grocery Outlet Holding Corp.	5,826	192,957
#*	Hain Celestial Group, Inc. (The)	150,993	6,026,131
*	Herbalife Nutrition, Ltd.	222,955	11,357,328
	Hershey Co. (The)	123,243	22,045,708
#	Hormel Foods Corp.	431,000	19,989,780
*	Hostess Brands, Inc.	260,999	4,199,474
#	Ingles Markets, Inc., Class A	36,506	2,181,599
	Ingredion, Inc.	144,571	12,694,780
	Inter Parfums, Inc.	44,959	3,455,998
	J&J Snack Foods Corp.	24,949	4,101,117
	JM Smucker Co. (The)	125,275	16,424,805
	John B. Sanfilippo & Son, Inc.	19,022	1,756,872
	Kellogg Co.	328,031	20,784,044
	Keurig Dr Pepper, Inc.	326,838	11,507,966
	Kimberly-Clark Corp.	198,892	26,993,622
	Kraft Heinz Co. (The)	354,517	13,638,269
	Kroger Co. (The)	1,392,623	56,679,756
	Lamb Weston Holdings, Inc.	110,553	7,381,624
	Lancaster Colony Corp.	50,082	9,909,725
*	Landec Corp.	58,908	644,454
*	Lifevantage Corp.	11,327	91,975
#*	Lifeway Foods, Inc.	13,678	86,445
#	Limoneira Co.	35,823	641,590
	McCormick & Co., Inc.	234,446	19,733,320
	McCormick & Co., Inc.	8,596	723,482
	Medifast, Inc.	18,716	5,343,605
#	MGP Ingredients, Inc.	30,287	1,806,620
*	Molson Coors Beverage Co., Class A	1,162	70,324
*	Molson Coors Beverage Co., Class B	225,082	11,004,259

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Mondelez International, Inc., Class A	577,565	$36,536,762
*	Monster Beverage Corp.	309,968	29,236,182
#	National Beverage Corp.	93,322	4,234,952
*	Natural Alternatives International, Inc.	9,699	170,896
	Natural Grocers by Vitamin Cottage, Inc.	54,081	604,626
#	Natural Health Trends Corp.	13,193	93,670
	Nature's Sunshine Products, Inc.	34,510	607,031
	Nu Skin Enterprises, Inc., Class A	106,211	5,702,469
#	Ocean Bio-Chem, Inc.	3,050	35,898
	Oil-Dri Corp. of America	8,525	303,234
	PepsiCo, Inc.	1,155,131	181,297,810
*	Performance Food Group Co.	204,274	9,359,835
	Philip Morris International, Inc.	773,755	77,445,138
*	Pilgrim's Pride Corp.	258,564	5,727,193
*	Post Holdings, Inc.	162,366	16,616,536
	PriceSmart, Inc.	52,835	4,741,413
	Procter & Gamble Co. (The)	1,579,025	224,584,726
#*	Rite Aid Corp.	52,805	802,636
*	Rocky Mountain Chocolate Factory, Inc.	5,266	44,076
*	S&W Seed Co.	43,698	145,077
	Sanderson Farms, Inc.	36,031	6,732,032
	Seaboard Corp.	550	2,260,500
*	Seneca Foods Corp., Class A	18,887	1,033,874
*	Seneca Foods Corp., Class B	1,493	81,354
*	Simply Good Foods Co. (The)	139,041	5,211,257
	SpartanNash Co.	87,356	1,699,074
	Spectrum Brands Holdings, Inc.	102,207	8,927,781
#*	Sprouts Farmers Market, Inc.	266,232	6,543,983
	Sysco Corp.	384,001	28,492,874
#	Tootsie Roll Industries, Inc.	36,754	1,263,970
*	TreeHouse Foods, Inc.	121,874	5,411,206
	Turning Point Brands, Inc.	16,261	862,158
	Tyson Foods, Inc., Class A	298,074	21,300,368
*	United Natural Foods, Inc.	129,013	4,272,911
	United-Guardian, Inc.	1,741	26,690
	Universal Corp.	53,407	2,785,709
*	US Foods Holding Corp.	345,970	11,880,610
*	USANA Health Sciences, Inc.	37,987	3,619,021
	Vector Group, Ltd.	225,683	3,015,125
#*	Veru, Inc.	32,722	224,800
	Village Super Market, Inc., Class A	19,467	438,981
	Walgreens Boots Alliance, Inc.	550,030	25,933,914
	Walmart, Inc.	877,816	125,132,671
#	WD-40 Co.	16,771	4,075,185
#	Weis Markets, Inc.	54,171	2,852,103
TOTAL CONSUMER STAPLES			1,895,204,859
ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	3,234	86,412
*	Alto Ingredients, Inc.	52,100	276,130
#	Antero Midstream Corp.	92,304	876,888
*	Antero Resources Corp.	447,117	6,080,791
	APA Corp.	148,075	2,776,406
*	Arch Resources, Inc.	29,655	1,948,927
	Archrock, Inc.	278,209	2,395,380
*	Ardmore Shipping Corp.	67,647	245,559
*	Aspen Aerogels, Inc.	34,067	1,282,623
	Baker Hughes Co.	537,224	11,410,638
	Berry Corp.	86,019	477,405

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Bonanza Creek Energy, Inc.	42,832	$1,647,747
*	Bristow Group, Inc.	15,448	401,339
	Cabot Oil & Gas Corp.	728,763	11,660,208
	Cactus, Inc., Class A	57,555	2,074,282
*	California Resources Corp.	7,070	198,738
*	Callon Petroleum Co.	641	25,230
#*	Centennial Resource Development, Inc., Class A	25,787	134,350
*	ChampionX Corp.	347,258	8,070,276
*	Cheniere Energy, Inc.	198,775	16,881,961
	Chesapeake Energy Corp.	21,262	1,149,211
	Chevron Corp.	958,805	97,615,937
	Cimarex Energy Co.	173,207	11,293,096
*	Clean Energy Fuels Corp.	381,633	2,866,064
*	CNX Resources Corp.	489,062	5,917,650
	ConocoPhillips	1,287,231	72,162,170
*	CONSOL Energy, Inc.	57,969	1,217,929
*	Contango Oil & Gas Co.	16,600	63,412
	Continental Resources, Inc.	277,636	9,481,269
	Core Laboratories NV	55,784	1,860,954
	CVR Energy, Inc.	172,043	2,350,107
*	Dawson Geophysical Co.	152,859	414,248
	Delek US Holdings, Inc.	152,017	2,642,055
*	Denbury, Inc.	23,791	1,563,307
	Devon Energy Corp.	906,300	23,418,792
	DHT Holdings, Inc.	380,733	2,208,251
	Diamondback Energy, Inc.	103,942	8,017,046
*	DMC Global, Inc.	29,869	1,307,366
*	Dorian LPG, Ltd.	61,770	747,417
*	Dril-Quip, Inc.	71,096	2,031,924
*	DTE Midstream LLC	61,150	2,592,760
*	Earthstone Energy, Inc., Class A	53,052	521,501
	EnLink Midstream LLC	279,399	1,556,252
	EOG Resources, Inc.	530,165	38,627,822
*	Epsilon Energy, Ltd.	60,463	306,547
*	EQT Corp.	397,989	7,319,018
	Equitrans Midstream Corp.	419,693	3,449,876
	Evolution Petroleum Corp.	61,222	258,357
*	Exterran Corp.	61,573	269,690
	Exxon Mobil Corp.	2,164,089	124,586,604
#*	Forum Energy Technologies, Inc.	11,503	249,845
#*	Frank's International NV	376,480	1,035,320
*	Geospace Technologies Corp.	24,656	215,247
*	Goodrich Petroleum Corp.	25,923	415,286
*	Green Plains, Inc.	76,318	2,698,605
*	Gulf Island Fabrication, Inc.	63,013	287,339
	Halliburton Co.	968,551	20,029,635
*	Helix Energy Solutions Group, Inc.	278,764	1,156,871
	Helmerich & Payne, Inc.	193,524	5,548,333
	Hess Corp.	302,315	23,108,959
	HollyFrontier Corp.	270,128	7,941,763
*	Independence Contract Drilling, Inc.	2,220	7,015
	International Seaways, Inc.	56,633	931,613
	Kinder Morgan, Inc.	1,106,475	19,230,536
#*	KLX Energy Services Holdings, Inc.	5,841	35,221
*	Kosmos Energy, Ltd.	156,646	361,852
*	Laredo Petroleum, Inc.	17,438	960,136
#*	Liberty Oilfield Services, Inc., Class A	112,070	1,141,993
*	Magnolia Oil & Gas Corp., Class A	77,440	1,084,160
#*	Mammoth Energy Services, Inc.	26,686	97,671

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Marathon Oil Corp.	1,195,032	$13,850,421
	Marathon Petroleum Corp.	528,844	29,202,766
	Matador Resources Co.	212,733	6,573,450
*	MIND Technology, Inc.	56,141	111,159
	Murphy Oil Corp.	290,717	6,311,466
*	Nabors Industries, Ltd.	19,615	1,716,509
	NACCO Industries, Inc., Class A	13,931	349,250
*	Natural Gas Services Group, Inc.	25,016	250,160
	Navios Maritime Acquisition Corp.	4,219	10,083
*	Newpark Resources, Inc.	166,702	538,447
*	NexTier Oilfield Solutions, Inc.	368,639	1,408,201
	Nordic American Tankers, Ltd.	66,157	172,670
*	NOV, Inc.	513,283	7,088,438
	Occidental Petroleum Corp.	1,199,706	31,312,327
*	Oceaneering International, Inc.	176,225	2,336,744
*	Oil States International, Inc.	113,375	641,703
	ONEOK, Inc.	385,707	20,045,193
*	Overseas Shipholding Group, Inc., Class A	57,814	153,785
	Ovintiv, Inc.	3,593	92,196
*	Par Pacific Holdings, Inc.	113,010	1,851,104
	Patterson-UTI Energy, Inc.	417,745	3,350,315
*	PBF Energy, Inc., Class A	217,830	1,997,501
	PDC Energy, Inc.	222,032	8,781,366
*	Peabody Energy Corp.	181,682	2,127,496
#*	Penn Virginia Corp.	28,158	520,641
	Phillips 66	302,239	22,193,410
	PHX Minerals, Inc.	28,869	87,184
	Pioneer Natural Resources Co.	229,244	33,325,200
*	PrimeEnergy Resources Corp.	2,614	135,928
*	ProPetro Holding Corp.	182,468	1,377,633
*	Range Resources Corp.	480,471	7,317,573
*	Ranger Energy Services, Inc.	10,562	85,024
*	Renewable Energy Group, Inc.	98,363	6,024,734
*	REX American Resources Corp.	11,500	943,000
*	RPC, Inc.	299,380	1,257,396
*	SandRidge Energy, Inc.	36,068	215,687
	Schlumberger, N.V.	1,020,094	29,409,310
	Scorpio Tankers, Inc.	111,229	1,818,594
*	SEACOR Marine Holdings, Inc.	38,211	148,259
*	Select Energy Services, Inc., Class A	162,693	968,023
	SFL Corp., Ltd.	242,192	1,663,859
*	SilverBow Resources, Inc.	16,003	317,179
	SM Energy Co.	39,479	738,257
#*	Smart Sand, Inc.	48,900	138,387
	Solaris Oilfield Infrastructure, Inc., Class A	67,049	583,326
#*	Southwestern Energy Co.	1,497,049	7,051,101
*	Talos Energy, Inc.	110,939	1,280,236
	Targa Resources Corp.	325,362	13,700,994
*	Technip Energies NV, ADR	58,847	797,377
*	TechnipFMC P.L.C.	433,108	3,127,040
#*	Teekay Tankers, Ltd., Class A	57,022	721,328
*	TETRA Technologies, Inc.	142,621	440,699
	Texas Pacific Land Corp.	36	53,732
*	Tidewater, Inc.	74,980	848,774
*	US Silica Holdings, Inc.	137,265	1,386,377
	Valero Energy Corp.	343,771	23,022,344
*	W&T Offshore, Inc.	209,904	850,111
*	Whiting Petroleum Corp.	10,573	495,874
	Williams Cos., Inc. (The)	907,838	22,741,342

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	World Fuel Services Corp.	143,519	$4,945,665
TOTAL ENERGY			914,309,670
FINANCIALS — (13.2%)
	1st Constitution Bancorp	16,553	357,379
	1st Source Corp.	58,116	2,661,132
	ACNB Corp.	13,445	375,519
	Affiliated Managers Group, Inc.	70,504	11,170,654
*	Affinity Bancshares, Inc.	6,685	87,841
	Aflac, Inc.	483,741	26,605,755
*	Alleghany Corp.	13,754	9,120,277
	Allegiance Bancshares, Inc.	41,667	1,519,595
	Allstate Corp. (The)	400,352	52,065,778
	Ally Financial, Inc.	560,294	28,776,700
	Altabancorp	20,747	837,971
#	A-Mark Precious Metals, Inc.	14,596	743,520
*	Ambac Financial Group, Inc.	25,628	372,119
	American Equity Investment Life Holding Co.	166,321	5,337,241
	American Express Co.	435,706	74,300,944
	American Financial Group, Inc.	119,839	15,158,435
	American International Group, Inc.	525,775	24,895,446
	American National Bankshares, Inc.	22,485	710,301
	American National Group, Inc.	27,596	4,552,788
	American River Bankshares	8,283	162,678
	Ameriprise Financial, Inc.	156,568	40,325,654
	Ameris Bancorp	126,400	6,144,304
	AMERISAFE, Inc.	36,226	2,072,127
	AmeriServ Financial, Inc.	8,436	31,972
	Ames National Corp.	17,858	421,270
	Aon P.L.C., Class A	192,139	49,961,904
*	Arch Capital Group, Ltd.	400,242	15,609,438
	Ares Management Corp., Class A	94,871	6,793,712
	Argo Group International Holdings, Ltd.	73,902	3,852,511
	Arrow Financial Corp.	31,358	1,130,456
	Arthur J Gallagher & Co.	183,888	25,617,437
	Artisan Partners Asset Management, Inc., Class A	79,042	3,801,130
	Associated Banc-Corp	267,037	5,287,333
	Associated Capital Group, Inc., Class A	5,637	212,459
	Assurant, Inc.	89,837	14,177,177
	Assured Guaranty, Ltd.	183,265	8,761,900
*	Athene Holding, Ltd., Class A	263,349	17,017,612
	Atlantic American Corp.	2,737	11,194
*	Atlantic Capital Bancshares, Inc.	46,459	1,115,016
	Atlantic Union Bankshares Corp.	143,174	5,078,382
*	Atlanticus Holdings Corp.	14,132	614,459
	Auburn National BanCorp, Inc.	1,203	40,685
	Axis Capital Holdings, Ltd.	137,209	6,979,822
*	Axos Financial, Inc.	117,359	5,615,628
	Banc of California, Inc.	106,629	1,825,488
	BancFirst Corp.	60,430	3,352,656
*	Bancorp, Inc. (The)	140,123	3,274,675
	BancorpSouth Bank	159,590	4,117,422
	Bank of America Corp.	4,003,160	153,561,218
	Bank of Commerce Holdings	33,443	450,477
	Bank of Hawaii Corp.	69,691	5,833,834
	Bank of Marin Bancorp	24,066	835,090
	Bank of New York Mellon Corp. (The)	656,861	33,716,675
	Bank of NT Butterfield & Son, Ltd. (The)	113,250	3,753,105
	Bank of Princeton (The)	9,863	290,860

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Bank of South Carolina Corp.	5,861	$123,257
	Bank of the James Financial Group, Inc.	3,363	53,707
	Bank OZK	225,356	9,174,243
	BankFinancial Corp.	29,449	336,308
	BankUnited, Inc.	168,075	6,652,408
	Bankwell Financial Group, Inc.	8,501	244,999
	Banner Corp.	63,952	3,392,014
	Bar Harbor Bankshares	22,343	639,904
*	Baycom Corp.	2,513	45,988
	BCB Bancorp, Inc.	29,823	448,538
*	Berkshire Hathaway, Inc., Class B	957,610	266,493,287
	Berkshire Hills Bancorp, Inc.	93,583	2,530,484
	BGC Partners, Inc., Class A	582,851	3,118,253
	BlackRock, Inc.	61,690	53,495,717
	Blackstone Group, Inc. (The)	312,752	36,050,923
*	Blucora, Inc.	54,213	914,031
	BOK Financial Corp.	97,679	8,206,013
*	Bridgewater Bancshares, Inc.	13,739	222,847
*	Brighthouse Financial, Inc.	138,514	5,964,413
	BrightSphere Investment Group, Inc.	134,503	3,361,230
	Brookline Bancorp, Inc.	159,949	2,298,467
	Brown & Brown, Inc.	289,297	15,737,757
	Bryn Mawr Bank Corp.	39,959	1,563,596
	C&F Financial Corp.	6,412	335,091
	Cadence BanCorp	226,544	4,304,336
	Cambridge Bancorp	2,265	193,839
	Camden National Corp.	32,220	1,442,489
*	Cannae Holdings, Inc.	160,164	5,325,453
#	Capital City Bank Group, Inc.	34,427	837,953
	Capital One Financial Corp.	259,970	42,037,149
	Capitol Federal Financial, Inc.	311,084	3,449,922
	Capstar Financial Holdings, Inc.	35,598	754,678
	Cathay General Bancorp	134,527	5,094,537
	Cboe Global Markets, Inc.	101,332	12,004,802
	CBTX, Inc.	12,697	333,931
*	CCUR Holdings, Inc.	1	6,738
	Central Pacific Financial Corp.	39,971	1,023,258
	Central Valley Community Bancorp	13,713	307,034
	Century Bancorp, Inc., Class A	7,876	900,857
	CF Bankshares, Inc.	2,535	47,404
	Charles Schwab Corp. (The)	608,460	41,344,857
	Chemung Financial Corp.	9,008	413,467
	Chubb, Ltd.	231,376	39,042,386
	Cincinnati Financial Corp.	131,496	15,500,748
	CIT Group, Inc.	179,287	8,648,805
	Citigroup, Inc.	1,060,314	71,698,433
	Citizens & Northern Corp.	13,301	328,535
	Citizens Community Bancorp, Inc.	18,370	254,424
	Citizens Financial Group, Inc.	363,663	15,332,032
	Citizens Holding Co.	1,272	22,387
#*	Citizens, Inc.	39,312	210,712
	City Holding Co.	29,158	2,206,094
	Civista Bancshares, Inc.	27,140	621,235
	CME Group, Inc.	135,048	28,647,732
	CNA Financial Corp.	46,149	2,031,017
	CNB Financial Corp.	32,003	737,989
	CNO Financial Group, Inc.	184,317	4,209,800
*	Coastal Financial Corp.	3,622	105,835
	Codorus Valley Bancorp, Inc.	17,121	373,751

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cohen & Steers, Inc.	88,782	$7,387,550
	Colony Bankcorp, Inc.	13,348	238,929
	Columbia Banking System, Inc.	129,142	4,512,221
	Comerica, Inc.	198,601	13,635,945
	Commerce Bancshares, Inc.	192,658	13,626,700
	Community Bank System, Inc.	115,603	8,281,799
	Community Bankers Trust Corp.	39,875	422,675
	Community Financial Corp. (The)	9,835	359,568
	Community Trust Bancorp, Inc.	39,856	1,584,675
	Community West Bancshares	9,137	119,512
	ConnectOne Bancorp, Inc.	78,345	2,060,473
*	Consumer Portfolio Services, Inc.	137,807	684,901
	County Bancorp, Inc.	12,334	427,866
	Cowen, Inc., Class A	33,497	1,339,210
	Crawford & Co., Class A	73,029	771,917
	Crawford & Co., Class B	53,098	549,564
#*	Credit Acceptance Corp.	25,754	12,484,767
	Cullen/Frost Bankers, Inc.	97,374	10,450,178
*	Customers Bancorp, Inc.	59,614	2,159,219
	CVB Financial Corp.	243,472	4,640,576
	Diamond Hill Investment Group, Inc.	10,114	1,742,136
	Dime Community Bancshares, Inc.	98,470	3,251,479
	Discover Financial Services	296,681	36,883,382
	Donegal Group, Inc., Class A	102,385	1,583,896
	Donegal Group, Inc., Class B	2,147	32,849
*	Donnelley Financial Solutions, Inc.	79,822	2,571,067
	Eagle Bancorp Montana, Inc.	10,879	241,514
	Eagle Bancorp, Inc.	67,893	3,736,152
	East West Bancorp, Inc.	229,404	16,322,095
#*	eHealth, Inc.	34,428	1,790,600
#*	Elevate Credit, Inc.	58,383	211,346
	Elmira Savings Bank	3,961	57,038
	Employers Holdings, Inc.	66,819	2,774,325
#*	Encore Capital Group, Inc.	69,740	3,301,492
*	Enova International, Inc.	84,162	2,784,921
*	Enstar Group, Ltd.	26,644	6,848,041
	Enterprise Bancorp, Inc.	8,490	277,623
	Enterprise Financial Services Corp.	56,694	2,526,852
	Equitable Holdings, Inc.	369,890	11,418,504
*	Equity Bancshares, Inc., Class A	32,237	949,702
#	Erie Indemnity Co., Class A	51,686	9,556,225
*	Esquire Financial Holdings, Inc.	10,386	250,614
	ESSA Bancorp, Inc.	9,594	156,670
	Essent Group, Ltd.	161,779	7,307,557
	Evans Bancorp, Inc.	8,786	343,269
	Evercore, Inc., Class A	85,610	11,317,642
	Everest Re Group, Ltd.	42,252	10,682,573
*	EZCORP, Inc., Class A	108,892	622,862
	FactSet Research Systems, Inc.	37,467	13,386,210
	Farmers & Merchants Bancorp, Inc.	1,121	24,617
	Farmers National Banc Corp.	27,473	421,711
	FB Financial Corp.	94,585	3,576,259
	Federal Agricultural Mortgage Corp., Class A	1,374	128,249
	Federal Agricultural Mortgage Corp., Class C	20,856	2,033,460
	Federated Hermes, Inc.	219,998	7,136,735
	FedNat Holding Co.	33,200	83,996
*	FFBW, Inc.	7,231	83,084
#*	FG Financial Group, Inc.	1,369	9,583
#	Fidelity D&D Bancorp, Inc.	1,322	67,422

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	440,657	$19,657,709
	Fifth Third Bancorp	628,365	22,803,366
	Financial Institutions, Inc.	37,773	1,112,037
	First American Financial Corp.	203,664	13,708,624
	First BanCorp	479,927	5,821,515
	First BanCorp	61,871	2,474,840
	First Bancorp, Inc. (The)	21,518	625,313
	First Bancshares, Inc.	200	3,000
	First Bancshares, Inc. (The)	9,134	352,298
	First Bank	19,222	256,133
	First Busey Corp.	109,363	2,580,967
	First Business Financial Services, Inc.	16,313	449,913
	First Capital, Inc.	3,880	166,336
#	First Citizens BancShares, Inc., Class A	16,599	12,990,211
	First Commonwealth Financial Corp.	209,065	2,753,386
	First Community Bancshares, Inc.	39,477	1,152,728
	First Community Corp.	13,022	266,300
	First Financial Bancorp	210,124	4,727,790
#	First Financial Bankshares, Inc.	206,746	10,097,475
	First Financial Corp.	12,021	481,441
	First Financial Northwest, Inc.	14,137	227,606
	First Foundation, Inc.	97,966	2,309,059
	First Hawaiian, Inc.	177,102	4,875,618
	First Horizon Corp.	921,728	14,240,698
	First Internet Bancorp	19,229	582,254
	First Interstate BancSystem, Inc., Class A	86,341	3,619,415
	First Merchants Corp.	109,711	4,468,529
	First Mid Bancshares, Inc.	19,699	801,552
	First Midwest Bancorp, Inc.	213,480	3,829,831
	First Northwest Bancorp	19,278	362,426
	First of Long Island Corp. (The)	51,943	1,119,372
	First Republic Bank	144,439	28,168,494
	First Savings Financial Group, Inc.	905	66,590
	First United Corp.	12,304	212,982
	First US Bancshares, Inc.	5,297	62,240
*	First Western Financial, Inc.	526	13,634
	FirstCash, Inc.	72,932	5,776,214
	Flagstar Bancorp, Inc.	124,801	5,710,894
	Flushing Financial Corp.	62,746	1,383,549
	FNB Corp.	525,072	6,017,325
	Franklin Resources, Inc.	421,285	12,448,972
	FS Bancorp, Inc.	18,178	632,231
	Fulton Financial Corp.	348,966	5,346,159
*	FVCBankcorp, Inc.	1,234	23,446
	GAMCO Investors, Inc., Class A	16,874	454,586
*	Genworth Financial, Inc., Class A	148,223	495,065
	German American Bancorp, Inc.	56,588	2,133,368
	Glacier Bancorp, Inc.	165,152	8,515,237
	Global Indemnity Group LLC, Class A	19,910	511,886
	Globe Life, Inc.	120,236	11,195,174
	Goldman Sachs Group, Inc. (The)	194,693	72,986,512
	Great Southern Bancorp, Inc.	26,148	1,360,480
	Great Western Bancorp, Inc.	104,047	3,204,648
*	Green Dot Corp., Class A	103,702	4,777,551
	Greenhill & Co., Inc.	21,781	348,932
*	Greenlight Capital Re, Ltd., Class A	58,568	515,398
	Guaranty Bancshares, Inc.	12,030	402,403
	Guaranty Federal Bancshares, Inc.	6,257	151,232
*	Hallmark Financial Services, Inc.	16,543	78,910

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hamilton Lane, Inc., Class A	33,121	$3,080,253
	Hancock Whitney Corp.	160,416	7,011,783
	Hanmi Financial Corp.	64,947	1,183,984
	Hanover Insurance Group, Inc. (The)	76,878	10,447,720
	HarborOne Bancorp, Inc.	45,499	619,241
	Hartford Financial Services Group, Inc. (The)	447,363	28,461,234
	Hawthorn Bancshares, Inc.	10,926	249,441
#	HCI Group, Inc.	21,758	2,186,244
	Heartland Financial USA, Inc.	77,609	3,540,523
#	Hennessy Advisors, Inc.	13,944	129,679
	Heritage Commerce Corp.	121,422	1,316,214
	Heritage Financial Corp.	79,845	1,931,451
	Heritage Insurance Holdings, Inc.	53,431	392,184
	Hilltop Holdings, Inc.	177,004	5,607,487
	Hingham Institution For Savings (The)	3,464	1,035,736
*	HMN Financial, Inc.	6,890	153,027
	Home Bancorp, Inc.	14,364	504,464
	Home BancShares, Inc.	305,401	6,468,393
	Home Federal Bancorp Inc of Louisiana	2,148	40,962
	HomeStreet, Inc.	50,976	1,922,305
	HomeTrust Bancshares, Inc.	761	20,037
	Hope Bancorp, Inc.	273,433	3,622,987
	Horace Mann Educators Corp.	75,310	2,998,091
	Horizon Bancorp, Inc.	82,626	1,380,680
	Houlihan Lokey, Inc.	61,437	5,474,037
*	Howard Bancorp, Inc.	31,934	629,100
	Huntington Bancshares, Inc.	1,827,209	25,727,103
#*	ICC Holdings, Inc.	1,000	16,110
	IF Bancorp, Inc.	2,855	64,723
	Independence Holding Co.	20,781	929,742
	Independent Bank Corp.	55,436	3,918,216
	Independent Bank Corp.	43,834	921,829
	Independent Bank Group, Inc.	78,727	5,487,272
	Interactive Brokers Group, Inc., Class A	60,220	3,725,209
	Intercontinental Exchange, Inc.	306,056	36,674,690
	International Bancshares Corp.	132,993	5,197,366
	Invesco, Ltd.	471,520	11,495,658
	Investar Holding Corp.	18,897	414,789
	Investors Bancorp, Inc.	496,062	6,855,577
	Investors Title Co.	3,752	624,821
	James River Group Holdings, Ltd.	67,709	2,463,253
	Janus Henderson Group P.L.C.	263,590	11,028,606
	Jefferies Financial Group, Inc.	389,778	12,936,732
	JPMorgan Chase & Co.	2,201,688	334,172,205
	Kearny Financial Corp.	198,330	2,385,910
	Kemper Corp.	128,834	8,504,332
	Kentucky First Federal Bancorp	6,958	49,819
	KeyCorp	867,289	17,050,902
	Kingstone Cos., Inc.	16,836	127,617
	Kinsale Capital Group, Inc.	25,262	4,512,930
	KKR & Co., Inc.	271,344	17,300,893
	Lake Shore Bancorp, Inc.	2,985	45,073
	Lakeland Bancorp, Inc.	92,507	1,514,340
	Lakeland Financial Corp.	51,149	3,420,334
	Landmark Bancorp, Inc.	6,558	181,066
	Lazard, Ltd., Class A	220,210	10,393,912
	LCNB Corp.	24,728	416,420
*	LendingClub Corp.	132,457	3,231,951
*	LendingTree, Inc.	13,788	2,691,693

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Level One Bancorp, Inc.	7,157	$195,315
*	Limestone Bancorp, Inc.	8,255	137,198
	Lincoln National Corp.	169,548	10,447,548
	Live Oak Bancshares, Inc.	81,213	4,888,210
	Loews Corp.	231,879	12,435,671
	LPL Financial Holdings, Inc.	167,995	23,694,015
	M&T Bank Corp.	127,995	17,132,131
	Macatawa Bank Corp.	68,654	571,201
	Mackinac Financial Corp.	18,037	365,610
*	Magyar Bancorp, Inc.	3,982	41,453
*	Maiden Holdings, Ltd.	184,895	624,945
*	MainStreet Bancshares, Inc.	901	21,714
*	Malvern Bancorp, Inc.	13,382	249,842
	Manning & Napier, Inc.	13,893	127,955
*	Markel Corp.	10,873	13,114,686
	MarketAxess Holdings, Inc.	33,830	16,075,001
	Marlin Business Services Corp.	22,183	500,448
	Marsh & McLennan Cos., Inc.	310,585	45,724,324
*	MBIA, Inc.	296,282	3,866,480
	Mercantile Bank Corp.	34,968	1,092,750
	Mercury General Corp.	107,082	6,513,798
	Meridian Bancorp, Inc.	109,627	2,094,972
	Meta Financial Group, Inc.	76,339	3,794,048
	MetLife, Inc.	402,219	23,208,036
*	Metropolitan Bank Holding Corp.	3,159	224,384
	MGIC Investment Corp.	174,562	2,415,938
#	Mid Penn Bancorp, Inc.	997	25,972
	Middlefield Banc Corp.	11,702	281,433
	Midland States Bancorp, Inc.	27,625	679,851
	MidWestOne Financial Group, Inc.	14,231	414,549
*	MMA Capital Holdings, Inc.	10,053	277,061
	Moelis & Co., Class A	78,533	4,653,080
	Moody's Corp.	126,396	47,524,896
	Morgan Stanley	1,155,589	110,913,432
	Morningstar, Inc.	73,785	18,640,305
*	Mr Cooper Group, Inc.	20,870	775,947
	MSCI, Inc., Class A	54,902	32,719,396
	MVB Financial Corp.	18,456	765,001
	Nasdaq, Inc.	156,927	29,302,979
	National Bank Holdings Corp., Class A	69,250	2,455,605
	National Bankshares, Inc.	2,559	92,508
	National Security Group, Inc. (The)	312	3,307
	National Western Life Group, Inc., Class A	7,419	1,542,336
	Navient Corp.	431,770	8,821,061
	NBT Bancorp, Inc.	95,328	3,322,181
	Nelnet, Inc., Class A	64,519	4,858,281
	New York Community Bancorp, Inc.	744,490	8,770,092
»	NewStar Financial, Inc.	71,934	7,308
*	NI Holdings, Inc.	14,645	289,532
*	Nicholas Financial, Inc.	9,629	104,956
*	Nicolet Bankshares, Inc.	14,133	1,023,088
*	NMI Holdings, Inc., Class A	135,194	2,976,972
	Northeast Bank	16,291	519,846
	Northern Trust Corp.	212,920	24,028,022
	Northfield Bancorp, Inc.	114,330	1,880,728
	Northrim BanCorp, Inc.	8,802	359,298
	Northwest Bancshares, Inc.	242,912	3,233,159
	Norwood Financial Corp.	4,680	117,468
#	Oak Valley Bancorp	8,602	150,363

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	126,123	$2,459,398
#	Oconee Federal Financial Corp.	365	7,629
*	Ocwen Financial Corp.	810	21,181
	OFG Bancorp	98,751	2,281,148
	Ohio Valley Banc Corp.	5,333	131,618
	Old National Bancorp	352,951	5,678,982
#	Old Point Financial Corp.	2,092	46,944
	Old Republic International Corp.	490,431	12,094,028
	Old Second Bancorp, Inc.	4,388	50,813
	OneMain Holdings, Inc.	327,918	20,002,998
	Oppenheimer Holdings, Inc., Class A	13,697	615,680
	Origin Bancorp, Inc.	3,001	122,081
	Orrstown Financial Services, Inc.	21,101	486,378
*	Pacific Mercantile Bancorp	39,209	328,179
	Pacific Premier Bancorp, Inc.	201,731	7,661,743
	PacWest Bancorp	172,640	6,874,525
#*	Palomar Holdings, Inc.	10,234	833,355
#	Park National Corp.	30,887	3,518,338
	Parke Bancorp, Inc.	25,939	517,742
	Pathfinder Bancorp, Inc.	4,141	66,546
*	Patriot National Bancorp, Inc.	1,773	15,709
#	PCB Bancorp	3,606	68,298
	PCSB Financial Corp.	28,016	505,409
	Peapack-Gladstone Financial Corp.	40,657	1,309,562
	Penns Woods Bancorp, Inc.	12,528	294,533
	Peoples Bancorp of North Carolina, Inc.	6,872	188,636
	Peoples Bancorp, Inc.	44,002	1,297,619
	Peoples Financial Services Corp.	1,679	72,029
	People's United Financial, Inc.	670,902	10,533,161
	Pinnacle Financial Partners, Inc.	120,895	10,833,401
	Piper Sandler Cos.	33,328	4,089,012
	PJT Partners, Inc., Class A	22,127	1,729,668
#	Plumas Bancorp	9,875	308,396
	PNC Financial Services Group, Inc. (The)	226,059	41,235,422
*	Ponce de Leon Federal Bank	27,141	355,819
	Popular, Inc.	152,466	11,093,426
*	PRA Group, Inc.	98,207	3,809,450
	Preferred Bank	32,744	1,931,241
	Premier Financial Bancorp, Inc.	23,639	402,336
	Premier Financial Corp.	77,450	2,074,111
	Primerica, Inc.	100,384	14,678,148
	Primis Financial Corp.	40,303	626,712
	Principal Financial Group, Inc.	281,001	17,458,592
	ProAssurance Corp.	100,109	2,030,211
	PROG Holdings, Inc.	127,784	5,593,106
	Progressive Corp. (The)	433,468	41,248,815
	Prosperity Bancshares, Inc.	137,841	9,399,378
	Provident Bancorp, Inc.	24,763	390,760
	Provident Financial Holdings, Inc.	16,764	282,641
	Provident Financial Services, Inc.	170,216	3,676,666
	Prudential Bancorp, Inc.	14,780	208,398
	Prudential Financial, Inc.	241,485	24,216,116
#	Pzena Investment Management, Inc., Class A	8,560	98,012
	QCR Holdings, Inc.	29,380	1,442,264
	Radian Group, Inc.	139,181	3,142,707
*	Randolph Bancorp, Inc.	7,527	160,024
	Raymond James Financial, Inc.	167,757	21,721,176
	RBB Bancorp	3,020	72,269
	Regional Management Corp.	26,063	1,348,239

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	862,555	$16,604,184
	Reinsurance Group of America, Inc.	76,308	8,407,615
	RenaissanceRe Holdings, Ltd.	65,692	10,030,511
	Renasant Corp.	121,007	4,257,026
	Republic Bancorp, Inc., Class A	30,924	1,507,854
#*	Republic First Bancorp, Inc.	109,335	403,446
	Riverview Bancorp, Inc.	50,627	353,376
	RLI Corp.	70,993	7,694,221
	S&P Global, Inc.	140,186	60,100,542
	S&T Bancorp, Inc.	86,264	2,540,475
*	Safeguard Scientifics, Inc.	41,559	322,498
	Safety Insurance Group, Inc.	36,412	2,789,887
	Salisbury Bancorp, Inc.	4,314	204,095
	Sandy Spring Bancorp, Inc.	79,969	3,325,911
	Santander Consumer USA Holdings, Inc.	479,130	19,658,704
	SB Financial Group, Inc.	9,396	172,698
	Seacoast Banking Corp. of Florida	56,533	1,718,038
*	Security National Financial Corp., Class A	20,736	175,219
	SEI Investments Co.	200,732	12,204,506
*	Select Bancorp, Inc.	35,213	559,887
	Selective Insurance Group, Inc.	111,647	9,082,483
	ServisFirst Bancshares, Inc.	95,641	6,798,162
	Severn Bancorp, Inc.	18,007	217,705
	Shore Bancshares, Inc.	23,908	414,565
	Sierra Bancorp	32,365	780,967
	Signature Bank	71,027	16,120,998
	Silvercrest Asset Management Group, Inc., Class A	14,147	225,786
*	Silvergate Capital Corp., Class A	165	16,962
	Simmons First National Corp., Class A	204,854	5,576,126
*	SiriusPoint, Ltd.	210,091	2,058,892
	SLM Corp.	949,216	17,873,737
	SmartFinancial, Inc.	11,445	278,915
	Sound Financial Bancorp, Inc.	3,278	147,510
	South State Corp.	117,699	8,102,399
*	Southern First Bancshares, Inc.	15,008	743,346
	Southern Missouri Bancorp, Inc.	8,071	362,226
	Southside Bancshares, Inc.	71,052	2,560,714
	Spirit of Texas Bancshares, Inc.	12,540	291,931
	State Auto Financial Corp.	98,142	4,907,100
	State Street Corp.	274,944	23,958,620
	Sterling Bancorp	395,704	8,590,734
*	Sterling Bancorp, Inc.	6,151	29,402
	Stewart Information Services Corp.	59,741	3,525,316
	Stifel Financial Corp.	188,556	12,546,516
#	Stock Yards Bancorp, Inc.	53,081	2,528,779
*	StoneX Group, Inc.	34,586	2,231,835
	Summit Financial Group, Inc.	8,032	186,744
#	Summit State Bank	6,914	112,456
*	SVB Financial Group	64,001	35,197,990
	Synchrony Financial	682,283	32,080,947
	Synovus Financial Corp.	271,513	11,104,882
	T Rowe Price Group, Inc.	219,350	44,782,496
	Territorial Bancorp, Inc.	19,133	488,657
*	Texas Capital Bancshares, Inc.	92,017	5,795,231
	TFS Financial Corp.	212,789	4,145,130
	Timberland Bancorp, Inc.	15,487	445,406
	Tiptree, Inc.	80,023	769,021
	Tompkins Financial Corp.	29,901	2,294,902
	Towne Bank	146,572	4,369,311

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	3,183	$276,062
	Travelers Cos., Inc. (The)	318,553	47,438,913
	TriCo Bancshares	64,648	2,549,071
*	TriState Capital Holdings, Inc.	62,192	1,263,120
*	Triumph Bancorp, Inc.	58,000	4,446,280
	Truist Financial Corp.	679,774	37,000,099
*	Trupanion, Inc.	10,562	1,214,841
	TrustCo Bank Corp. NY	40,397	1,358,551
	Trustmark Corp.	140,595	4,220,662
	U.S. Bancorp.	1,008,583	56,016,700
	UMB Financial Corp.	80,523	7,536,953
	Umpqua Holdings Corp.	408,555	7,709,433
*	Unico American Corp.	100	409
	Union Bankshares, Inc.	863	27,745
	United Bancorp, Inc.	5,663	73,336
	United Bancshares, Inc.	3,436	118,198
	United Bankshares, Inc.	225,739	7,797,025
	United Community Banks, Inc.	175,219	5,048,059
	United Fire Group, Inc.	55,466	1,382,213
	United Insurance Holdings Corp.	84,892	371,827
	United Security Bancshares	37,670	303,997
	Unity Bancorp, Inc.	24,003	533,107
	Universal Insurance Holdings, Inc.	88,091	1,247,369
	Univest Financial Corp.	60,261	1,648,741
	Unum Group	281,779	7,720,745
	Valley National Bancorp	704,111	9,075,991
	Value Line, Inc.	2,920	93,440
	Veritex Holdings, Inc.	64,925	2,178,234
#	Victory Capital Holdings, Inc., Class A	10,266	313,010
	Virtu Financial, Inc., Class A	147,051	3,785,093
	Virtus Investment Partners, Inc.	18,432	5,089,628
	Voya Financial, Inc.	189,623	12,211,721
	Walker & Dunlop, Inc.	81,969	8,482,152
	Washington Federal, Inc.	160,091	5,166,137
	Washington Trust Bancorp, Inc.	37,135	1,810,331
	Waterstone Financial, Inc.	56,696	1,118,612
	Webster Financial Corp.	164,857	7,929,622
	Wells Fargo & Co.	2,016,763	92,650,092
	WesBanco, Inc.	125,906	4,064,246
	West BanCorp, Inc.	35,687	1,052,053
	Westamerica BanCorp	48,164	2,675,510
	Western Alliance Bancorp	209,110	19,409,590
	Western New England Bancorp, Inc.	58,206	492,423
	Westwood Holdings Group, Inc.	15,688	397,691
	White Mountains Insurance Group, Ltd.	6,720	7,604,150
	Willis Towers Watson P.L.C.	87,059	17,941,119
	Wintrust Financial Corp.	100,877	7,202,618
#	WisdomTree Investments, Inc.	239,622	1,480,864
#*	World Acceptance Corp.	18,404	3,488,846
	WR Berkley Corp.	185,584	13,579,181
	WSFS Financial Corp.	100,341	4,392,929
#	WVS Financial Corp.	803	13,049
	Zions Bancorp NA	250,121	13,043,810
TOTAL FINANCIALS			4,285,377,104
HEALTH CARE — (12.1%)
*	10X Genomics, Inc., Class A	15,582	2,855,090
	Abbott Laboratories	824,690	99,770,996
	AbbVie, Inc.	1,217,399	141,583,504

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ABIOMED, Inc.	33,883	$11,084,485
*	Acadia Healthcare Co., Inc.	161,820	9,987,530
#*	ACADIA Pharmaceuticals, Inc.	78,477	1,697,458
*	Acceleron Pharma, Inc.	23,984	2,999,439
#*	Accuray, Inc.	69,870	286,467
#»	Achillion Pharmaceuticals, Inc.	281,426	408,068
*	Adaptive Biotechnologies Corp.	3,771	138,245
*	Addus HomeCare Corp.	22,272	1,932,987
#*	Adverum Biotechnologies, Inc.	102,108	231,785
#*	Aeglea BioTherapeutics, Inc.	41,751	255,934
	Agilent Technologies, Inc.	194,089	29,740,257
#*	Agios Pharmaceuticals, Inc.	48,519	2,333,279
*	Akebia Therapeutics, Inc.	142,126	351,051
*	Albireo Pharma, Inc.	19,321	552,774
#*	Aldeyra Therapeutics, Inc.	32,429	288,618
*	Align Technology, Inc.	30,075	20,926,185
*	Alkermes P.L.C.	89,787	2,322,790
#*	Allakos, Inc.	4,006	318,717
#*	Allogene Therapeutics, Inc.	4,236	92,980
*	Allscripts Healthcare Solutions, Inc.	292,839	5,001,690
#*	Alnylam Pharmaceuticals, Inc.	30,629	5,480,753
#*	Alpine Immune Sciences, Inc.	6,024	53,252
*	Amedisys, Inc.	48,850	12,731,287
*	American Shared Hospital Services	797	2,263
	AmerisourceBergen Corp.	190,937	23,326,773
	Amgen, Inc.	530,972	128,250,977
*	AMN Healthcare Services, Inc.	97,550	9,809,628
*	Amneal Pharmaceuticals, Inc.	25,370	125,074
*	Amphastar Pharmaceuticals, Inc.	76,141	1,595,154
*	AnaptysBio, Inc.	38,863	893,072
*	AngioDynamics, Inc.	70,529	1,878,187
*	ANI Pharmaceuticals, Inc.	27,938	947,936
*	Anika Therapeutics, Inc.	32,173	1,291,102
	Anthem, Inc.	166,103	63,785,213
#*	Apollo Medical Holdings, Inc.	5,032	444,678
#*	Applied Genetic Technologies Corp.	28,810	103,716
*	Apyx Medical Corp.	42,178	379,602
#*	Aravive, Inc.	14,052	58,316
#*	Ardelyx, Inc.	117,663	204,734
*	Arena Pharmaceuticals, Inc.	81,180	5,021,795
*	Arrowhead Pharmaceuticals, Inc.	34,612	2,398,265
*	Arvinas, Inc.	8,273	836,400
#*	Assembly Biosciences, Inc.	48,282	167,539
	AstraZeneca P.L.C., Sponsored ADR	327,260	18,732,362
#*	Atara Biotherapeutics, Inc.	84,543	1,077,923
*	AtriCure, Inc.	20,642	1,743,423
	Atrion Corp.	2,868	1,803,800
*	Avanos Medical, Inc.	87,605	3,323,734
*	Avantor, Inc.	204,115	7,670,642
*	Axonics, Inc.	4,421	300,407
	Baxter International, Inc.	336,906	26,059,679
	Becton Dickinson and Co.	120,495	30,816,596
*	Biogen, Inc.	169,119	55,256,251
*	Biohaven Pharmaceutical Holding Co., Ltd.	8,101	1,020,807
*	BioMarin Pharmaceutical, Inc.	94,931	7,284,056
*	Bio-Rad Laboratories, Inc., Class A	22,545	16,672,253
	Bio-Techne Corp.	25,746	12,415,751
#*	Bluebird Bio, Inc.	38,230	971,424
*	Blueprint Medicines Corp.	6,472	568,695

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Boston Scientific Corp.	510,328	$23,270,957
#*	Bridgebio Pharma, Inc.	32,775	1,751,824
	Bristol-Myers Squibb Co.	1,254,713	85,157,371
*	Brookdale Senior Living, Inc.	811,841	6,105,044
	Bruker Corp.	256,526	21,099,264
*	Calithera Biosciences, Inc.	82,572	161,015
	Cardinal Health, Inc.	355,157	21,089,223
*	Cardiovascular Systems, Inc.	29,175	1,175,461
*	CareDx, Inc.	1,900	159,676
*	Castlight Health, Inc., Class B	119,969	279,528
*	Catalent, Inc.	188,490	22,582,987
*	Catalyst Biosciences, Inc.	44,310	180,342
*	Celldex Therapeutics, Inc.	65,454	2,863,613
*	Centene Corp.	412,484	28,300,527
	Cerner Corp.	328,799	26,432,152
*	Change Healthcare, Inc.	311,690	6,766,790
*	Charles River Laboratories International, Inc.	72,554	29,523,674
#*	Chembio Diagnostics, Inc.	12,528	35,580
	Chemed Corp.	21,802	10,378,188
#*	ChemoCentryx, Inc.	17,035	251,777
#*	Chiasma, Inc.	27,690	110,760
*	Chimerix, Inc.	152,529	1,011,267
	Cigna Corp.	284,033	65,182,733
*	Codexis, Inc.	5,229	110,646
*	Collegium Pharmaceutical, Inc.	28,620	712,352
*	Community Health Systems, Inc.	155,550	2,071,926
	Computer Programs and Systems, Inc.	26,388	833,069
*	Concert Pharmaceuticals, Inc.	47,290	157,476
	CONMED Corp.	44,605	6,152,814
»	Contra Aduro Biotech I	7,016	6,735
»	Contra Pfenex, Inc.	18,448	13,836
	Cooper Cos., Inc. (The)	35,259	14,871,188
*	Corcept Therapeutics, Inc.	188,298	3,910,949
*	CorVel Corp.	38,331	5,397,771
#*	Corvus Pharmaceuticals, Inc.	14,435	30,169
*	Covetrus, Inc.	96,666	2,461,116
#*	CRISPR Therapeutics AG	26,936	3,259,795
*	Cross Country Healthcare, Inc.	75,856	1,245,556
*	CryoLife, Inc.	61,870	1,670,490
*	Cumberland Pharmaceuticals, Inc.	22,381	72,738
#*	Cutera, Inc.	11,803	613,166
	CVS Health Corp.	1,157,831	95,358,961
*	Cymabay Therapeutics, Inc.	94,257	371,373
#*	CytomX Therapeutics, Inc.	69,353	375,200
	Danaher Corp.	249,608	74,255,884
*	DaVita, Inc.	255,237	30,692,249
*	Denali Therapeutics, Inc.	29,692	1,515,183
	DENTSPLY SIRONA, Inc.	171,493	11,325,398
*	DexCom, Inc.	34,929	18,006,249
*	Eagle Pharmaceuticals, Inc.	13,359	621,194
*	Edwards Lifesciences Corp.	231,446	25,984,442
#*	Eiger BioPharmaceuticals, Inc.	10,178	81,017
*	Elanco Animal Health, Inc.	424,564	15,483,849
#»	Elanco Animal Health, Inc.	82,237	0
*	Electromed, Inc.	5,226	61,353
	Eli Lilly and Co.	520,601	126,766,344
*	Emergent BioSolutions, Inc.	97,613	6,432,697
*	Enanta Pharmaceuticals, Inc.	33,647	1,421,586
	Encompass Health Corp.	169,770	14,133,353

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Endo International P.L.C.	329,061	$1,665,049
#*	Enochian Biosciences, Inc.	1,776	8,844
	Ensign Group, Inc. (The)	95,981	8,165,104
*	Envista Holdings Corp.	109,634	4,723,033
*	Enzo Biochem, Inc.	88,965	290,026
#*	Epizyme, Inc.	63,617	421,781
#*	Evolent Health, Inc., Class A	161,116	3,696,001
*	Exact Sciences Corp.	80,526	8,683,924
*	Exelixis, Inc.	485,528	8,181,147
*	Fate Therapeutics, Inc.	20,273	1,678,604
#*	FibroGen, Inc.	51,116	664,508
*	Five Star Senior Living, Inc.	36	204
*	FONAR Corp.	12,822	216,948
#*	Fulgent Genetics, Inc.	7,200	664,200
#*	G1 Therapeutics, Inc.	60,017	1,038,894
	Gilead Sciences, Inc.	825,463	56,370,868
#*	Global Blood Therapeutics, Inc.	78,924	2,156,993
*	Globus Medical, Inc., Class A	111,760	9,295,079
*	GlycoMimetics, Inc.	70,420	142,248
*	Great Elm Group, Inc.	33,083	75,760
*	Guardant Health, Inc.	51,611	5,666,888
*	Haemonetics Corp.	78,175	4,752,258
#*	Halozyme Therapeutics, Inc.	10,748	444,215
*	Hanger, Inc.	37,688	924,864
*	Harvard Bioscience, Inc.	100,799	795,304
	HCA Healthcare, Inc.	149,763	37,171,177
*	HealthEquity, Inc.	6,882	509,130
*	HealthStream, Inc.	51,968	1,517,985
*	Henry Schein, Inc.	139,654	11,193,268
#*	Heron Therapeutics, Inc.	39,619	489,691
*	Heska Corp.	12,412	2,987,568
	Hill-Rom Holdings, Inc.	78,124	10,817,049
*	Hologic, Inc.	276,624	20,757,865
*	Horizon Therapeutics P.L.C.	326,256	32,632,125
	Humana, Inc.	99,229	42,257,662
#*	ICU Medical, Inc.	22,190	4,511,005
*	IDEXX Laboratories, Inc.	80,866	54,870,007
*	Illumina, Inc.	51,198	25,381,409
*	Incyte Corp.	81,536	6,306,810
*	InfuSystem Holdings, Inc.	25,741	469,773
*	Innoviva, Inc.	213,696	3,030,209
*	Inogen, Inc.	35,434	2,826,570
*	Inovalon Holdings, Inc., Class A	22,480	851,542
*	Insulet Corp.	17,168	4,801,718
*	Integer Holdings Corp.	58,442	5,720,887
*	Integra LifeSciences Holdings Corp.	132,246	9,573,288
*	Intellia Therapeutics, Inc.	81,574	11,571,272
#*	Intra-Cellular Therapies, Inc.	102,888	3,532,145
*	IntriCon Corp.	16,863	404,712
*	Intuitive Surgical, Inc.	40,814	40,465,448
#*	Invacare Corp.	120,656	872,343
#*	Ionis Pharmaceuticals, Inc.	103,810	3,855,503
*	IQVIA Holdings, Inc.	130,836	32,408,077
#*	iRadimed Corp.	1,881	63,314
*	IRIDEX Corp.	6,830	44,668
#*	Ironwood Pharmaceuticals, Inc.	138,661	1,840,031
*	IVERIC bio, Inc.	18,707	161,441
*	Jazz Pharmaceuticals P.L.C.	88,712	15,038,458
	Johnson & Johnson	1,663,495	286,453,839

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Jounce Therapeutics, Inc.	68,543	$345,457
#*	Kala Pharmaceuticals, Inc.	15,464	53,351
#*	KalVista Pharmaceuticals, Inc.	19,552	393,777
*	Karuna Therapeutics, Inc.	2,503	285,893
*	Kewaunee Scientific Corp.	3,487	46,447
*	Kindred Biosciences, Inc.	65,008	592,873
*	Kiniksa Pharmaceuticals, Ltd., Class A	6,941	106,406
*	Kura Oncology, Inc.	42,808	810,784
*	Laboratory Corp. of America Holdings	135,500	40,128,325
#*	Lannett Co., Inc.	68,351	317,149
#*	Lantheus Holdings, Inc.	107,979	2,825,810
	LeMaitre Vascular, Inc.	34,567	1,882,519
*	LENSAR, Inc.	23,475	190,852
*	LHC Group, Inc.	47,241	10,165,318
*	Ligand Pharmaceuticals, Inc.	26,328	2,988,491
*	LivaNova P.L.C.	79,123	6,828,315
#*	Lumos Pharma, Inc.	950	7,220
*	MacroGenics, Inc.	71,199	1,777,127
*	Madrigal Pharmaceuticals, Inc.	23,338	2,037,874
*	Magellan Health, Inc.	55,667	5,250,511
#*	Marinus Pharmaceuticals, Inc.	2,939	43,203
*	Masimo Corp.	44,429	12,102,015
	McKesson Corp.	142,598	29,065,750
*»	MedCath Corp.	11,283	0
#*	MEDNAX, Inc.	163,896	4,772,652
*	Medpace Holdings, Inc.	54,695	9,623,038
	Medtronic P.L.C.	498,601	65,471,297
	Merck & Co., Inc.	1,553,125	119,388,719
*	Meridian Bioscience, Inc.	80,414	1,648,487
*	Merit Medical Systems, Inc.	83,744	5,869,617
#*	Merrimack Pharmaceuticals, Inc.	26,708	149,565
#*	Mersana Therapeutics, Inc.	2,783	30,613
*	Mettler-Toledo International, Inc.	23,187	34,170,914
*	Minerva Neurosciences, Inc.	92,692	170,553
*	Mirati Therapeutics, Inc.	11,704	1,873,342
#*	Misonix, Inc.	2,220	58,919
*	Moderna, Inc.	77,189	27,294,030
*	ModivCare, Inc.	27,418	4,661,060
#*	Molecular Templates, Inc.	39,645	277,515
*	Molina Healthcare, Inc.	125,899	34,371,686
*	Myriad Genetics, Inc.	140,407	4,441,073
*	Natera, Inc.	2,495	285,727
	National HealthCare Corp.	32,630	2,533,720
	National Research Corp.	19,822	1,046,205
*	Natus Medical, Inc.	56,655	1,512,689
#*	Nektar Therapeutics	34,034	537,397
*	Neogen Corp.	117,338	5,111,243
#*	NeoGenomics, Inc.	118,547	5,465,017
*	Neurocrine Biosciences, Inc.	68,974	6,429,067
*	Nevro Corp.	2,727	422,685
*	NextGen Healthcare, Inc.	111,018	1,800,712
*	NGM Biopharmaceuticals, Inc.	940	19,167
*	Novavax, Inc.	27,652	4,958,833
*	Novocure, Ltd.	26,789	4,125,774
*	NuVasive, Inc.	80,060	5,119,837
*	Omnicell, Inc.	49,734	7,286,031
*	Opiant Pharmaceuticals, Inc.	3,087	49,762
#*	OPKO Health, Inc.	332,514	1,143,848
*	OraSure Technologies, Inc.	132,784	1,565,523

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Organon & Co.	201,216	$5,837,276
*	Orthofix Medical, Inc.	35,988	1,430,163
*	OrthoPediatrics Corp.	2,923	183,681
*	Otonomy, Inc.	48,825	87,397
	Owens & Minor, Inc.	182,492	8,440,255
*	Pacira BioSciences, Inc.	42,539	2,507,674
	Patterson Cos., Inc.	145,341	4,524,465
#*»	PDL BioPharma, Inc.	309,383	286,581
*	Pennant Group, Inc. (The)	57,609	1,971,380
*	Penumbra, Inc.	20,139	5,361,606
	PerkinElmer, Inc.	99,413	18,116,031
	Perrigo Co. P.L.C.	195,123	9,371,758
#*	PetIQ, Inc.	35,949	1,271,157
	Pfizer, Inc.	3,028,207	129,637,542
	Phibro Animal Health Corp., Class A	53,607	1,268,878
	Premier, Inc., Class A	147,531	5,258,005
*	Prestige Consumer Healthcare, Inc.	106,676	5,605,824
#*	Pro-Dex, Inc.	7,945	243,753
#»	Progenic Pharmaceuticals, Inc.	48,282	2,564
*	Progyny, Inc.	1,751	97,513
*	Protagonist Therapeutics, Inc.	40,777	2,015,607
*	Prothena Corp. P.L.C.	98,078	4,913,708
*	Psychemedics Corp.	5,773	42,432
#*	PTC Therapeutics, Inc.	5,175	198,358
	Quest Diagnostics, Inc.	173,102	24,545,864
#*	Quidel Corp.	67,971	9,615,857
*	R1 RCM, Inc.	132,513	2,837,103
*	RadNet, Inc.	69,278	2,545,274
*	Regeneron Pharmaceuticals, Inc.	38,513	22,129,955
*	REGENXBIO, Inc.	57,160	1,847,411
*	Repligen Corp.	49,794	12,234,386
	ResMed, Inc.	98,784	26,849,491
#*	Rhythm Pharmaceuticals, Inc.	10,598	183,239
#*	Rigel Pharmaceuticals, Inc.	109,730	438,920
#*	Rocket Pharmaceuticals, Inc.	25,622	917,780
#	Royalty Pharma P.L.C., Class A	10,502	401,176
*	Sage Therapeutics, Inc.	38,498	1,683,518
#*	Sangamo Therapeutics, Inc.	193,885	1,857,418
#*	Sarepta Therapeutics, Inc.	64,379	4,363,609
*	Seagen, Inc.	59,998	9,203,093
*	SeaSpine Holdings Corp.	42,767	837,806
	Select Medical Holdings Corp.	276,790	10,919,366
#*	Sensus Healthcare, Inc.	9,865	36,698
#*	Sharps Compliance Corp.	8,960	89,421
*	Shockwave Medical, Inc.	6,175	1,123,850
#*	SIGA Technologies, Inc.	2,600	16,562
#	Simulations Plus, Inc.	8,299	391,630
#*	Spectrum Pharmaceuticals, Inc.	165,599	533,229
#*	Spero Therapeutics, Inc.	25,932	345,933
*	SpringWorks Therapeutics, Inc.	3,699	317,004
*	STAAR Surgical Co.	40,543	5,186,261
#*	Star Equity Holdings, Inc.	957	3,445
	STERIS P.L.C.	97,203	21,185,394
	Stryker Corp.	140,784	38,144,017
*	Supernus Pharmaceuticals, Inc.	93,580	2,463,961
#*	Surface Oncology, Inc.	900	5,409
#*	Surgalign Holdings, Inc.	140,683	153,344
*	Surgery Partners, Inc.	63,450	3,461,832
*	Surmodics, Inc.	21,748	1,198,532

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Syndax Pharmaceuticals, Inc.	40,982	$597,518
*	Syneos Health, Inc.	150,835	13,525,374
*	Synlogic, Inc.	62,889	198,729
#*	Syros Pharmaceuticals, Inc.	45,196	208,806
*	Tactile Systems Technology, Inc.	14,940	731,761
*	Tandem Diabetes Care, Inc.	20,684	2,247,730
*	Taro Pharmaceutical Industries, Ltd.	49,694	3,538,213
#*	Teladoc Health, Inc.	74,409	11,046,016
	Teleflex, Inc.	34,639	13,766,578
*	Tenet Healthcare Corp.	162,461	11,671,198
	Thermo Fisher Scientific, Inc.	196,525	106,125,465
*	Tivity Health, Inc.	70,723	1,773,733
#*	TransMedics Group, Inc.	5,300	151,156
*	Travere Therapeutics, Inc.	72,219	993,011
*	Triple-S Management Corp., Class B	52,955	1,288,395
*	Ultragenyx Pharmaceutical, Inc.	29,749	2,374,863
*	United Therapeutics Corp.	68,962	12,546,257
	UnitedHealth Group, Inc.	579,613	238,928,071
	Universal Health Services, Inc., Class B	131,508	21,095,198
#	US Physical Therapy, Inc.	20,215	2,388,604
	Utah Medical Products, Inc.	6,686	597,728
*	Vanda Pharmaceuticals, Inc.	89,127	1,453,661
#*	Varex Imaging Corp.	64,112	1,750,258
#*	VBI Vaccines, Inc.	6,513	19,409
*	Veeva Systems, Inc., Class A	48,960	16,289,482
*	Verastem, Inc.	73,481	237,344
#*	Vericel Corp.	34,242	1,812,771
*	Vertex Pharmaceuticals, Inc.	109,638	22,100,828
	Viatris, Inc.	977,307	13,750,710
*	Vocera Communications, Inc.	12,123	508,681
*	Waters Corp.	51,456	20,058,063
	West Pharmaceutical Services, Inc.	62,242	25,626,899
#	XBiotech, Inc.	1,680	27,216
#*	Xencor, Inc.	90,009	2,770,477
*	Xenon Pharmaceuticals, Inc.	4,086	70,565
	Zimmer Biomet Holdings, Inc.	161,548	26,400,174
	Zoetis, Inc.	347,870	70,513,249
#*	Zogenix, Inc.	68,863	1,116,269
#*	Zynerba Pharmaceuticals, Inc.	7,495	33,053
TOTAL HEALTH CARE			3,946,129,151
INDUSTRIALS — (12.5%)
	3M Co.	495,848	98,148,153
	AAON, Inc.	81,819	5,085,051
*	AAR Corp.	76,383	2,731,456
	ABM Industries, Inc.	124,088	5,768,851
*	Acacia Research Corp.	9,276	52,317
	ACCO Brands Corp.	254,566	2,275,820
	Acme United Corp.	3,771	159,513
	Acuity Brands, Inc.	72,098	12,644,547
#	ADT, Inc.	198,104	2,078,111
	Advanced Drainage Systems, Inc.	120,704	14,736,751
*	AECOM	262,221	16,509,434
#	Aerojet Rocketdyne Holdings, Inc.	154,966	7,311,296
*	AeroVironment, Inc.	39,958	4,039,754
	AGCO Corp.	157,088	20,752,896
	Air Lease Corp.	233,162	9,876,742
*	Air T, Inc.	3,463	106,072
*	Air Transport Services Group, Inc.	157,441	3,810,072

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Alamo Group, Inc.	22,524	$3,305,847
*	Alaska Air Group, Inc.	209,898	12,180,381
	Albany International Corp., Class A	56,720	4,897,772
*	Allegiant Travel Co.	22,158	4,212,679
	Allegion P.L.C.	88,656	12,110,410
	Allied Motion Technologies, Inc.	31,080	1,022,843
	Allison Transmission Holdings, Inc.	246,474	9,836,777
#*	Alpha Pro Tech, Ltd.	8,900	106,889
	Altra Industrial Motion Corp.	81,648	5,117,697
	AMERCO	32,920	19,355,643
*	Ameresco, Inc., Class A	50,423	3,455,488
*	American Airlines Group, Inc.	124,911	2,545,686
#*	American Superconductor Corp.	24,704	347,091
*	American Woodmark Corp.	39,482	2,931,539
	AMETEK, Inc.	222,520	30,941,406
*	AMREP Corp.	6,773	90,894
	AO Smith Corp.	212,406	14,938,514
	Apogee Enterprises, Inc.	48,726	1,932,960
	Applied Industrial Technologies, Inc.	54,332	4,873,580
	ArcBest Corp.	41,022	2,424,810
	Arcosa, Inc.	102,487	5,612,188
	Argan, Inc.	35,110	1,578,195
*	Armstrong Flooring, Inc.	44,042	190,261
	Armstrong World Industries, Inc.	87,624	9,479,164
*	ASGN, Inc.	92,025	9,306,488
	Astec Industries, Inc.	50,133	3,073,654
*	Astronics Corp.	43,816	748,377
*	Astronics Corp., Class B	10,587	182,626
*	Atkore, Inc.	102,243	7,679,472
*	Atlas Air Worldwide Holdings, Inc.	62,101	4,158,904
*	Avalon Holdings Corp., Class A	6,700	29,949
*	Avis Budget Group, Inc.	88,706	7,342,196
*	Axon Enterprise, Inc.	61,535	11,446,741
*	AZEK Co., Inc. (The)	35,846	1,303,719
	AZZ, Inc.	47,647	2,524,815
	Barnes Group, Inc.	94,127	4,769,415
	Barrett Business Services, Inc.	14,347	1,050,344
*	Beacon Roofing Supply, Inc.	125,285	6,700,242
	BGSF, Inc.	22,090	278,776
*	Blue Bird Corp.	9,063	226,575
*	Boeing Co. (The)	293,933	66,569,946
	Boise Cascade Co.	96,903	4,956,588
	Booz Allen Hamilton Holding Corp., Class A	174,375	14,963,119
	Brady Corp., Class A	83,467	4,563,976
	Brink's Co. (The)	59,845	4,605,671
#*	Broadwind, Inc.	37,600	142,880
*	Builders FirstSource, Inc.	358,735	15,963,708
	BWX Technologies, Inc.	127,681	7,332,720
*	CACI International, Inc., Class A	50,449	13,467,865
	CAI International, Inc.	49,942	2,787,263
	Carlisle Cos., Inc.	80,867	16,354,542
	Carrier Global Corp.	716,173	39,568,558
*	Casella Waste Systems, Inc., Class A	57,254	3,937,930
	Caterpillar, Inc.	416,515	86,114,476
*	CBIZ, Inc.	101,190	3,272,485
*	CECO Environmental Corp.	68,343	481,135
#	CH Robinson Worldwide, Inc.	179,472	16,003,518
*	Chart Industries, Inc.	72,537	11,275,877
	Chicago Rivet & Machine Co.	474	12,774

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Cimpress P.L.C.	37,142	$3,797,770
	Cintas Corp.	96,113	37,885,822
*	CIRCOR International, Inc.	42,763	1,318,811
*	Civeo Corp.	8,328	180,801
#*	Clarivate P.L.C.	33,422	762,022
*	Clean Harbors, Inc.	106,173	10,086,435
#*	Colfax Corp.	190,894	8,758,217
	Columbus McKinnon Corp.	45,169	2,095,842
	Comfort Systems USA, Inc.	76,089	5,687,653
*	Commercial Vehicle Group, Inc.	60,558	553,500
	CompX International, Inc.	5,126	95,344
#*	Construction Partners, Inc., Class A	67,152	2,254,964
#*	Copa Holdings SA, Class A	55,407	3,928,910
*	Copart, Inc.	177,103	26,034,141
*	Cornerstone Building Brands, Inc.	160,128	2,693,353
	Costamare, Inc.	192,002	2,081,302
*	CoStar Group, Inc.	177,750	15,793,088
	Covanta Holding Corp.	253,383	5,092,998
*	Covenant Logistics Group, Inc.	45,000	945,450
*	CPI Aerostructures, Inc.	14,667	48,254
	CRA International, Inc.	15,631	1,340,046
	Crane Co.	100,986	9,818,869
	CSW Industrials, Inc.	32,483	3,842,414
	CSX Corp.	1,669,281	53,951,162
	Cummins, Inc.	206,674	47,969,035
	Curtiss-Wright Corp.	82,346	9,741,532
*	Daseke, Inc.	9,684	66,916
	Deere & Co.	199,958	72,302,813
*	Delta Air Lines, Inc.	165,701	6,611,470
	Deluxe Corp.	65,997	2,897,268
*	DLH Holdings Corp.	17,566	184,443
	Donaldson Co., Inc.	244,259	16,167,503
	Douglas Dynamics, Inc.	48,640	1,940,736
	Dover Corp.	157,482	26,318,392
*	Ducommun, Inc.	24,955	1,346,322
*	DXP Enterprises, Inc.	35,665	1,164,462
*	Dycom Industries, Inc.	80,481	5,585,381
#*	Eagle Bulk Shipping, Inc.	15,618	651,271
	Eastern Co. (The)	10,629	312,067
	Eaton Corp. P.L.C.	264,004	41,725,832
*	Echo Global Logistics, Inc.	70,810	2,190,153
	EMCOR Group, Inc.	124,882	15,211,876
	Emerson Electric Co.	456,092	46,015,122
	Encore Wire Corp.	46,521	3,648,642
#	Enerpac Tool Group Corp.	107,805	2,767,354
	EnerSys	76,542	7,551,634
	Eneti, Inc.	14,946	242,723
	Ennis, Inc.	54,680	1,081,024
	EnPro Industries, Inc.	42,312	3,940,093
	Equifax, Inc.	67,418	17,569,131
	ESCO Technologies, Inc.	42,104	3,973,354
	Espey Manufacturing & Electronics Corp.	1,489	22,439
*	EVI Industries, Inc.	100	2,694
*	Evoqua Water Technologies Corp.	49,193	1,623,861
#*	ExOne Co. (The)	6,834	113,444
	Expeditors International of Washington, Inc.	158,007	20,264,398
	Exponent, Inc.	77,477	8,297,012
	Fastenal Co.	505,248	27,672,433
	Federal Signal Corp.	131,886	5,224,004

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	FedEx Corp.	184,931	$51,771,433
	Flowserve Corp.	217,411	9,150,829
*	Forrester Research, Inc.	33,301	1,560,152
	Fortive Corp.	210,263	15,277,710
	Fortune Brands Home & Security, Inc.	241,697	23,558,207
	Forward Air Corp.	49,394	4,368,405
*	Franklin Covey Co.	20,263	741,423
	Franklin Electric Co., Inc.	82,295	6,728,439
*	FTI Consulting, Inc.	68,227	9,940,674
#	GATX Corp.	70,939	6,544,123
	Genco Shipping & Trading, Ltd.	79,689	1,398,542
*	Gencor Industries, Inc.	20,887	245,213
*	Generac Holdings, Inc.	59,830	25,090,309
	General Dynamics Corp.	230,692	45,222,553
	General Electric Co.	3,258,027	42,191,450
*	Gibraltar Industries, Inc.	55,421	4,138,840
	Global Industrial Co.	75,437	2,981,270
*	GMS, Inc.	79,138	3,888,050
	Gorman-Rupp Co. (The)	57,516	2,052,746
*	GP Strategies Corp.	31,707	645,237
	Graco, Inc.	261,130	20,389,030
	GrafTech International, Ltd.	190,704	2,168,304
	Graham Corp.	16,735	229,102
	Granite Construction, Inc.	88,551	3,402,129
*	Great Lakes Dredge & Dock Corp.	228,135	3,513,279
	Greenbrier Cos., Inc. (The)	70,478	3,016,458
	Griffon Corp.	126,056	2,914,415
	H&E Equipment Services, Inc.	94,682	3,222,028
*	Harsco Corp.	146,327	2,944,099
*	Hawaiian Holdings, Inc.	88,838	1,752,774
	Healthcare Services Group, Inc.	89,501	2,335,976
	Heartland Express, Inc.	174,654	2,974,358
	HEICO Corp.	45,591	6,166,183
	HEICO Corp., Class A	67,177	8,147,898
	Heidrick & Struggles International, Inc.	43,173	1,843,919
	Helios Technologies, Inc.	64,285	5,197,442
*	Herc Holdings, Inc.	72,161	8,950,850
*	Heritage-Crystal Clean, Inc.	40,929	1,153,379
	Herman Miller, Inc.	170,273	7,347,280
*	Hexcel Corp.	147,880	8,047,630
*	Hill International, Inc.	110,429	238,527
	Hillenbrand, Inc.	165,626	7,502,858
	HNI Corp.	94,485	3,524,291
	Honeywell International, Inc.	451,752	105,615,100
*	Howmet Aerospace, Inc.	366,701	12,035,127
*	Hub Group, Inc., Class A	71,789	4,758,175
	Hubbell, Inc.	109,724	21,995,273
*	Hudson Global, Inc.	15,507	276,025
	Huntington Ingalls Industries, Inc.	68,352	14,021,046
	Hurco Cos., Inc.	16,016	543,583
*	Huron Consulting Group, Inc.	44,751	2,198,617
*	Huttig Building Products, Inc.	1,912	11,912
	Hyster-Yale Materials Handling, Inc.	23,842	1,708,041
*	IAA, Inc.	202,167	12,227,060
	ICF International, Inc.	35,088	3,213,008
	IDEX Corp.	55,745	12,636,834
*	IES Holdings, Inc.	6,920	376,517
	IHS Markit, Ltd.	23,400	2,734,056
	Illinois Tool Works, Inc.	230,878	52,333,116

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ingersoll Rand, Inc.	372,147	$18,186,824
	Innovative Solutions & Support, Inc.	12,502	88,639
	Insperity, Inc.	52,909	5,240,636
	Insteel Industries, Inc.	46,239	1,795,460
	Interface, Inc.	142,557	2,055,672
	ITT, Inc.	153,866	15,065,020
	Jacobs Engineering Group, Inc.	91,834	12,420,549
	JB Hunt Transport Services, Inc.	107,434	18,097,257
*	JELD-WEN Holding, Inc.	206,093	5,457,343
*	JetBlue Airways Corp.	489,957	7,246,464
	John Bean Technologies Corp.	62,465	9,156,120
	Johnson Controls International P.L.C.	386,436	27,599,259
	Kadant, Inc.	23,674	4,264,398
	Kaman Corp.	50,031	2,218,875
	Kansas City Southern	83,478	22,355,408
*	KAR Auction Services, Inc.	232,415	3,830,199
	KBR, Inc.	267,728	10,361,074
*	Kelly Services, Inc., Class A	67,205	1,473,134
	Kennametal, Inc.	171,847	6,229,454
	Kforce, Inc.	62,201	3,883,208
	Kimball International, Inc., Class B	91,756	1,135,939
*	Kirby Corp.	103,353	5,985,172
	Knight-Swift Transportation Holdings, Inc.	278,609	13,844,081
	Korn Ferry	119,716	8,229,278
*	Kratos Defense & Security Solutions, Inc.	175,939	4,785,541
	L3Harris Technologies, Inc.	104,146	23,614,064
	Landstar System, Inc.	73,700	11,570,900
*	Lawson Products, Inc.	15,719	825,090
*	LB Foster Co., Class A	19,948	362,256
	Leidos Holdings, Inc.	198,992	21,176,729
	Lennox International, Inc.	38,309	12,620,134
*	Limbach Holdings, Inc.	8,154	72,897
	Lincoln Electric Holdings, Inc.	110,830	15,453,027
	Lindsay Corp.	18,041	2,899,008
	Lockheed Martin Corp.	186,232	69,216,847
*	LS Starrett Co. (The), Class A	90,794	710,917
	LSI Industries, Inc.	73,480	553,304
*	Lydall, Inc.	33,553	2,053,444
*	Lyft, Inc., Class A	97,541	5,395,968
	Macquarie Infrastructure Corp.	117,892	4,656,734
*	Manitex International, Inc.	31,987	255,256
*	Manitowoc Co., Inc. (The)	71,737	1,660,712
	ManpowerGroup, Inc.	110,436	13,095,501
	ManTech International Corp., Class A	51,563	4,509,700
	Marten Transport, Ltd.	176,079	2,785,570
	Masco Corp.	197,506	11,793,083
*	Masonite International Corp.	53,770	6,084,613
#*	MasTec, Inc.	186,825	18,912,295
*	Mastech Digital, Inc.	14,713	257,919
*	Matrix Service Co.	52,921	577,368
	Matson, Inc.	104,665	7,025,115
	Matthews International Corp., Class A	59,295	2,051,607
	McGrath RentCorp	52,725	4,134,695
*	Mercury Systems, Inc.	79,052	5,217,432
*	Meritor, Inc.	199,431	4,852,156
*	Mesa Air Group, Inc.	55,281	493,107
*	Middleby Corp. (The)	89,166	17,074,397
	Miller Industries, Inc.	14,667	550,159
*	Mistras Group, Inc.	54,077	567,809

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	62,169	$4,841,100
*	MRC Global, Inc.	152,455	1,398,012
	MSA Safety, Inc.	60,905	10,017,654
	MSC Industrial Direct Co., Inc., Class A	93,907	8,373,687
	Mueller Industries, Inc.	123,214	5,347,488
	Mueller Water Products, Inc., Class A	325,032	4,816,974
*	MYR Group, Inc.	39,987	3,823,957
	National Presto Industries, Inc.	14,955	1,442,858
	Nielsen Holdings P.L.C.	626,175	14,834,086
	NL Industries, Inc.	260,217	1,569,109
*	NN, Inc.	80,710	552,056
	Nordson Corp.	62,735	14,186,266
	Norfolk Southern Corp.	163,044	42,037,635
	Northrop Grumman Corp.	116,050	42,128,471
*	Northwest Pipe Co.	9,070	257,679
*	NOW, Inc.	217,437	2,146,103
*	NV5 Global, Inc.	22,888	2,174,360
	nVent Electric P.L.C.	241,846	7,644,752
	Old Dominion Freight Line, Inc.	130,802	35,205,358
#	Omega Flex, Inc.	6,188	970,402
#*	Orion Energy Systems, Inc.	5,003	25,065
*	Orion Group Holdings, Inc.	85,460	458,920
	Oshkosh Corp.	142,318	17,014,117
	Otis Worldwide Corp.	270,834	24,253,185
	Owens Corning	160,499	15,433,584
*	P&F Industries, Inc., Class A	504	3,422
	PACCAR, Inc.	391,123	32,459,298
*	PAM Transportation Services, Inc.	15,596	974,750
	Pangaea Logistics Solutions, Ltd.	45,179	212,793
	Park Aerospace Corp.	47,012	700,479
	Parker-Hannifin Corp.	168,373	52,537,427
	Park-Ohio Holdings Corp.	24,296	706,771
	Patriot Transportation Holding, Inc.	3,354	39,577
	Pentair P.L.C.	318,645	23,474,577
*	Perma-Fix Environmental Services, Inc.	9,203	52,733
*	Perma-Pipe International Holdings, Inc.	8,588	59,171
*	PGT Innovations, Inc.	113,912	2,572,133
	Pitney Bowes, Inc.	217,515	1,740,120
#*	Plug Power, Inc.	102,767	2,803,484
#	Powell Industries, Inc.	23,298	677,739
	Preformed Line Products Co.	9,850	674,922
	Primoris Services Corp.	107,379	3,210,632
*	Proto Labs, Inc.	39,420	3,082,250
*	Quad/Graphics, Inc.	93,200	326,200
	Quanex Building Products Corp.	72,949	1,812,053
	Quanta Services, Inc.	238,239	21,655,925
*	Radiant Logistics, Inc.	103,930	646,445
	Raven Industries, Inc.	60,903	3,547,600
	Raytheon Technologies Corp.	801,523	69,692,425
*	RBC Bearings, Inc.	37,463	8,803,805
*	RCM Technologies, Inc.	7,192	30,206
#*	Red Violet, Inc.	3,537	85,383
	Regal Beloit Corp.	87,071	12,819,463
	Republic Services, Inc.	273,176	32,333,111
*	Resideo Technologies, Inc.	85,646	2,526,557
	Resources Connection, Inc.	62,602	969,705
	REV Group, Inc.	120,030	1,813,653
	Rexnord Corp.	221,032	12,450,733
	Robert Half International, Inc.	228,120	22,403,665

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rockwell Automation, Inc.	112,334	$34,533,718
#	Rollins, Inc.	311,938	11,956,584
	Roper Technologies, Inc.	50,743	24,932,066
	Rush Enterprises, Inc., Class A	104,853	4,927,042
	Rush Enterprises, Inc., Class B	11,071	485,795
	Ryder System, Inc.	144,467	11,001,162
*	Saia, Inc.	57,953	13,097,378
	Schneider National, Inc., Class B	162,889	3,655,229
	Science Applications International Corp.	114,278	9,976,469
*	Sensata Technologies Holding P.L.C.	273,101	16,009,181
*	Servotronics, Inc.	389	3,328
	Shyft Group, Inc. (The)	72,868	2,873,914
*	SIFCO Industries, Inc.	3,251	36,086
	Simpson Manufacturing Co., Inc.	77,914	8,763,767
#*	SiteOne Landscape Supply, Inc.	61,370	10,726,249
*	SkyWest, Inc.	123,767	5,011,326
	Snap-on, Inc.	95,887	20,901,448
*	Southwest Airlines Co.	430,636	21,755,731
*	SP Plus Corp.	50,772	1,664,814
	Spirit AeroSystems Holdings, Inc., Class A	180,727	7,809,214
*	Spirit Airlines, Inc.	155,695	4,200,651
*	SPX Corp.	80,175	5,344,466
	SPX FLOW, Inc.	94,518	7,764,654
	Standex International Corp.	25,488	2,344,896
	Stanley Black & Decker, Inc.	149,484	29,455,822
	Steelcase, Inc., Class A	190,439	2,618,536
*	Stericycle, Inc.	137,806	9,722,213
*	Sterling Construction Co., Inc.	62,906	1,381,416
#*	Sunrun, Inc.	264,505	14,010,830
*	Taylor Devices, Inc.	100	1,208
*	Team, Inc.	65,371	403,339
#	Tecnoglass, Inc.	7,622	147,028
*	Teledyne Technologies, Inc.	44,418	20,111,138
	Tennant Co.	40,156	3,177,143
	Terex Corp.	145,160	6,956,067
	Tetra Tech, Inc.	78,447	10,474,243
*	Textainer Group Holdings, Ltd.	115,302	3,721,949
	Textron, Inc.	293,332	20,242,841
*	Thermon Group Holdings, Inc.	63,420	1,056,577
	Timken Co. (The)	152,992	12,162,864
*	Titan International, Inc.	216,752	1,868,402
*	Titan Machinery, Inc.	49,817	1,421,279
	Toro Co. (The)	146,278	16,637,660
*	TPI Composites, Inc.	57,018	2,231,685
	Trane Technologies P.L.C.	208,462	42,444,948
*	Transcat, Inc.	14,702	938,723
*	TransDigm Group, Inc.	38,811	24,881,344
	TransUnion	148,725	17,855,924
#*	Trex Co., Inc.	141,880	13,776,548
*	TriMas Corp.	95,214	3,115,402
*	TriNet Group, Inc.	123,118	10,216,332
#	Trinity Industries, Inc.	239,395	6,489,998
	Triton International, Ltd.	159,067	8,397,147
*	TrueBlue, Inc.	80,053	2,176,641
*	Tutor Perini Corp.	91,629	1,289,220
*	Twin Disc, Inc.	24,297	357,652
#*	U.S. Xpress Enterprises, Inc., Class A	34,593	301,997
*	Uber Technologies, Inc.	205,036	8,910,865
	UFP Industries, Inc.	110,846	8,231,424

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	26,332	$209,076
	UniFirst Corp.	26,576	5,787,456
	Union Pacific Corp.	434,269	95,000,686
*	United Airlines Holdings, Inc.	247,860	11,580,019
	United Parcel Service, Inc., Class B	506,541	96,931,686
*	United Rentals, Inc.	144,382	47,581,088
*	Univar Solutions, Inc.	262,523	6,442,314
	Universal Logistics Holdings, Inc.	63,922	1,473,402
*	Upwork, Inc.	78,329	4,056,659
*	US Ecology, Inc.	48,288	1,690,080
*	USA Truck, Inc.	19,734	275,487
	Valmont Industries, Inc.	37,586	8,906,003
*	Vectrus, Inc.	21,780	986,416
	Verisk Analytics, Inc., Class A	93,252	17,712,285
*	Veritiv Corp.	49,822	3,053,092
*	Viad Corp.	37,433	1,716,303
#*	Vicor Corp.	27,067	3,129,216
*	Vidler Water Resouces, Inc.	35,211	474,292
*	Virco Mfg. Corp.	14,468	48,034
*	Virgin Galactic Holdings, Inc.	10,603	317,984
*	Volt Information Sciences, Inc.	243,406	1,092,893
	VSE Corp.	23,879	1,195,144
	Wabash National Corp.	118,253	1,731,224
	Waste Management, Inc.	314,321	46,601,231
	Watsco, Inc.	50,740	14,331,006
	Watsco, Inc., Class B	2,268	647,956
	Watts Water Technologies, Inc., Class A	47,397	7,145,572
*	Welbilt, Inc.	187,572	4,406,066
	Werner Enterprises, Inc.	154,083	7,043,134
*	WESCO International, Inc.	112,876	12,015,650
	Westinghouse Air Brake Technologies Corp.	170,207	14,445,468
#*	Willdan Group, Inc.	18,461	761,516
*	Willis Lease Finance Corp.	4,420	183,872
*	WillScot Mobile Mini Holdings Corp.	418,008	12,001,010
	Woodward, Inc.	107,400	13,055,544
	WW Grainger, Inc.	50,698	22,539,317
*	XPO Logistics, Inc.	186,001	25,796,479
	Xylem, Inc.	138,531	17,434,126
#*	Yellow Corp.	50,565	262,938
TOTAL INDUSTRIALS			4,055,338,379
INFORMATION TECHNOLOGY — (24.1%)
*	3D Systems Corp.	195,732	5,390,459
	Accenture P.L.C., Class A	449,468	142,786,994
*	ACI Worldwide, Inc.	195,643	6,710,555
#*	ACM Research, Inc., Class A	11,326	1,051,732
#*	ADDvantage Technologies Group, Inc.	3,642	8,158
*	Adobe, Inc.	257,391	160,001,967
	ADTRAN, Inc.	158,563	3,553,397
	Advanced Energy Industries, Inc.	63,206	6,557,622
*	Advanced Micro Devices, Inc.	588,655	62,509,274
*	Agilysys, Inc.	32,445	1,802,644
*	Airgain, Inc.	10,681	194,928
*	Akamai Technologies, Inc.	160,252	19,217,420
#*»	Akazoo SA	1,631	0
#*	Alarm.com Holdings, Inc.	53,436	4,446,944
*	Alithya Group, Inc., Class A	19,215	58,606
#	Alliance Data Systems Corp.	81,515	7,601,274
*	Alpha & Omega Semiconductor, Ltd.	72,667	1,888,615

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Altair Engineering, Inc., Class A	13,164	$918,321
#*	Alteryx, Inc., Class A	18,008	1,393,819
*	Ambarella, Inc.	49,679	4,892,885
	Amdocs, Ltd.	148,537	11,453,688
	American Software, Inc., Class A	48,020	1,056,440
	Amkor Technology, Inc.	538,854	13,277,363
	Amphenol Corp., Class A	380,732	27,599,263
*	Amtech Systems, Inc.	28,269	292,867
	Analog Devices, Inc.	203,084	34,000,323
*	Anaplan, Inc.	43,388	2,481,794
*	ANSYS, Inc.	50,430	18,581,438
#*	Appfolio, Inc., Class A	15,400	2,180,640
	Apple, Inc.	10,292,298	1,501,234,586
	Applied Materials, Inc.	626,740	87,699,728
#*	Applied Optoelectronics, Inc.	18,185	140,570
*	Arista Networks, Inc.	59,322	22,565,496
*	Arlo Technologies, Inc.	150,424	919,091
*	Arrow Electronics, Inc.	121,388	14,392,975
#*	Asana, Inc., Class A	3,082	219,007
#*	Aspen Technology, Inc.	82,932	12,129,634
*	AstroNova, Inc.	10,455	167,803
*	Asure Software, Inc.	18,562	174,854
*	Atlassian Corp. P.L.C., Class A	25,965	8,441,741
*	Autodesk, Inc.	118,624	38,093,725
	Automatic Data Processing, Inc.	341,430	71,573,971
*	Avalara, Inc.	35,054	5,859,977
#*	Avaya Holdings Corp.	161,848	3,919,959
*	Aviat Networks, Inc.	44,312	1,651,951
*	Avid Technology, Inc.	61,557	2,301,616
	Avnet, Inc.	173,801	7,181,457
*	Aware, Inc.	26,185	104,216
*	Axcelis Technologies, Inc.	62,487	2,408,874
*	AXT, Inc.	84,751	864,460
	Badger Meter, Inc.	52,012	5,254,772
	Bel Fuse, Inc., Class A	1,700	26,401
	Bel Fuse, Inc., Class B	19,194	261,806
	Belden, Inc.	82,311	4,033,239
	Benchmark Electronics, Inc.	68,774	1,815,634
*	Bill.Com Holdings, Inc.	900	186,138
	BK Technologies Corp.	6,762	21,841
*	Black Knight, Inc.	116,435	9,641,982
*	Blackbaud, Inc.	60,698	4,329,588
#*	Blackline, Inc.	12,284	1,405,167
*	BM Technologies, Inc.	9,173	92,005
*	Bottomline Technologies De, Inc.	37,717	1,522,258
*	Box, Inc., Class A	51,942	1,242,453
*	Brightcove, Inc.	5,600	64,232
	Broadcom, Inc.	256,953	124,724,986
	Broadridge Financial Solutions, Inc.	136,602	23,699,081
	Brooks Automation, Inc.	106,339	9,465,234
#*	BSQUARE Corp.	17,115	53,912
*	Cadence Design Systems, Inc.	206,896	30,548,194
*	CalAmp Corp.	69,460	842,550
*	Calix, Inc.	102,448	4,792,517
*	Cambium Networks Corp.	15,400	678,370
	Cass Information Systems, Inc.	28,092	1,238,576
	CDK Global, Inc.	154,754	7,426,644
	CDW Corp.	140,831	25,821,364
#*	Cerence, Inc.	63,456	6,822,155

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ceridian HCM Holding, Inc.	57,326	$5,640,878
*	CEVA, Inc.	27,938	1,386,842
*	ChannelAdvisor Corp.	39,118	911,058
*	Ciena Corp.	268,852	15,631,055
*	Cirrus Logic, Inc.	100,651	8,312,766
	Cisco Systems, Inc.	2,696,369	149,297,952
	Citrix Systems, Inc.	91,409	9,209,457
*	Clearfield, Inc.	16,592	722,084
#*	ClearOne, Inc.	8,800	24,904
*	Cloudera, Inc.	19,550	310,259
#*	Cloudflare, Inc., Class A	42,253	5,012,473
	CMC Materials, Inc.	50,111	7,248,055
*	Coda Octopus Group, Inc.	10,231	92,693
	Cognex Corp.	94,237	8,519,967
	Cognizant Technology Solutions Corp., Class A	444,586	32,690,409
*	Cognyte Software, Ltd.	103,080	2,676,988
*	Coherent, Inc.	39,119	9,620,927
*	Cohu, Inc.	80,407	2,847,212
*	CommScope Holding Co., Inc.	185,440	3,923,910
#	Communications Systems, Inc.	21,690	150,095
*	CommVault Systems, Inc.	30,682	2,319,252
*	Computer Task Group, Inc.	36,691	326,917
	Comtech Telecommunications Corp.	49,927	1,246,677
*	Concentrix Corp.	106,389	17,419,071
*	Conduent, Inc.	433,302	2,907,456
*	Cornerstone OnDemand, Inc.	40,119	1,923,305
	Corning, Inc.	623,539	26,101,343
#*	Coupa Software, Inc.	26,453	5,740,301
#*	Cree, Inc.	134,380	12,465,089
*	Crowdstrike Holdings, Inc., Class A	30,883	7,832,238
	CSG Systems International, Inc.	73,745	3,345,073
*	CSP, Inc.	1,909	19,300
	CTS Corp.	62,834	2,198,562
*	CyberOptics Corp.	12,288	575,693
*	Daktronics, Inc.	101,797	621,980
*	Data I/O Corp.	13,075	80,673
*	Datadog, Inc., Class A	49,838	5,517,067
*	Dell Technologies, Inc., Class C	102,221	9,876,593
*	Digi International, Inc.	53,587	1,108,179
*	Digital Turbine, Inc.	71,207	4,482,481
*	Diodes, Inc.	95,808	7,856,256
*	DocuSign, Inc.	31,545	9,401,672
	Dolby Laboratories, Inc., Class A	101,883	9,892,839
*	Dropbox, Inc., Class A	169,039	5,323,038
*	DSP Group, Inc.	43,888	704,402
*	DXC Technology Co.	371,237	14,842,055
*	Dynatrace, Inc.	43,731	2,793,099
*	DZS, Inc.	39,128	772,778
#	Ebix, Inc.	57,425	1,735,383
*	EchoStar Corp., Class A	87,983	1,962,021
*	eGain Corp.	35,687	416,467
*	Elastic N.V.	32,866	4,866,140
*	EMCORE Corp.	47,148	412,074
*	Enphase Energy, Inc.	63,767	12,090,223
	Entegris, Inc.	142,666	17,211,226
*	Envestnet, Inc.	47,975	3,609,159
*	EPAM Systems, Inc.	29,979	16,782,244
*	ePlus, Inc.	31,035	2,869,496
*	Euronet Worldwide, Inc.	71,012	10,141,934

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Everbridge, Inc.	7,700	$1,087,394
	EVERTEC, Inc.	109,902	4,802,717
*	Evo Payments, Inc., Class A	33,014	964,009
*	ExlService Holdings, Inc.	59,695	6,758,668
*	F5 Networks, Inc.	73,790	15,238,373
*	Fabrinet	62,413	5,899,277
*	Fair Isaac Corp.	27,636	14,478,777
*	FARO Technologies, Inc.	31,005	2,259,954
	Fidelity National Information Services, Inc.	319,277	47,588,237
*	FireEye, Inc.	109,475	2,211,395
#*	First Solar, Inc.	165,627	14,250,547
*	Fiserv, Inc.	278,547	32,063,545
*	Five9, Inc.	17,328	3,487,953
*	FleetCor Technologies, Inc.	91,416	23,605,440
*	Flex, Ltd.	1,019,030	18,311,969
*	FormFactor, Inc.	125,085	4,660,667
*	Fortinet, Inc.	117,534	31,997,456
*	Frequency Electronics, Inc.	11,552	115,751
*	Gartner, Inc.	97,311	25,761,141
*	Genasys, Inc.	28,220	158,032
	Genpact, Ltd.	324,927	16,184,614
	Global Payments, Inc.	149,441	28,903,384
*	Globant SA	53,584	12,815,149
*	GoDaddy, Inc., Class A	109,951	9,219,391
*	GSI Technology, Inc.	38,386	210,739
#*	GTT Communications, Inc.	42,077	23,563
*	Guidewire Software, Inc.	54,204	6,244,301
	Hackett Group, Inc. (The)	55,623	996,764
#*	Harmonic, Inc.	189,187	1,674,305
	Hewlett Packard Enterprise Co.	1,228,466	17,812,757
	HP, Inc.	867,899	25,056,244
*	HubSpot, Inc.	12,544	7,476,475
*	I3 Verticals, Inc., Class A	1,200	38,304
*	Ichor Holdings, Ltd.	38,178	1,968,839
#*	Identiv, Inc.	15,673	255,156
*	IEC Electronics Corp.	12,501	137,511
#*	II-VI, Inc.	12,964	905,017
*	Immersion Corp.	51,298	387,813
#*	Infinera Corp.	274,773	2,723,000
	Information Services Group, Inc.	73,262	437,374
*	Innodata, Inc.	35,954	245,925
*	Insight Enterprises, Inc.	77,307	7,760,077
	Intel Corp.	3,659,883	196,608,915
	InterDigital, Inc.	49,658	3,271,966
	International Business Machines Corp.	772,636	108,910,771
*	inTEST Corp.	11,556	165,366
*	Intevac, Inc.	37,250	242,125
	Intuit, Inc.	151,749	80,422,418
*	IPG Photonics Corp.	69,066	15,067,439
*	Issuer Direct Corp.	1,400	39,144
*	Iteris, Inc.	49,178	306,379
*	Itron, Inc.	65,936	6,502,608
*	J2 Global, Inc.	100,702	14,226,172
	Jabil, Inc.	408,354	24,313,397
	Jack Henry & Associates, Inc.	72,497	12,621,003
	Juniper Networks, Inc.	345,665	9,727,013
*	Key Tronic Corp.	11,279	75,231
*	Keysight Technologies, Inc.	198,454	32,655,606
*	Kimball Electronics, Inc.	24,551	500,595

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	150,299	$52,328,100
*	Knowles Corp.	179,055	3,588,262
	Kulicke & Soffa Industries, Inc.	134,547	7,313,975
*	KVH Industries, Inc.	31,726	359,138
	Lam Research Corp.	126,288	80,497,234
*	Lantronix, Inc.	13,349	70,216
*	Lattice Semiconductor Corp.	165,844	9,411,647
*	LGL Group, Inc. (The)	1,687	17,477
#*	Limelight Networks, Inc.	175,677	493,652
	Littelfuse, Inc.	40,097	10,665,401
*	LiveRamp Holdings, Inc.	108,125	4,326,081
#*	Lumentum Holdings, Inc.	83,057	6,975,957
*	Luna Innovations, Inc.	49,988	616,352
*	MACOM Technology Solutions Holdings, Inc.	115,182	7,109,033
*	Magnachip Semiconductor Corp.	35,188	731,207
*	Manhattan Associates, Inc.	74,044	11,819,644
	Marvell Technology, Inc.	620,366	37,538,347
	Mastercard, Inc., Class A	615,761	237,646,800
	Maxim Integrated Products, Inc.	211,010	21,082,009
	Maximus, Inc.	117,123	10,423,947
*	MaxLinear, Inc.	110,742	5,341,087
	Methode Electronics, Inc.	70,164	3,355,944
	Microchip Technology, Inc.	241,476	34,560,045
*	Micron Technology, Inc.	942,499	73,119,072
	Microsoft Corp.	4,376,430	1,246,888,671
#*	MicroStrategy, Inc., Class A	7,578	4,743,904
*	Mimecast, Ltd.	43,350	2,408,092
#*	Mitek Systems, Inc.	53,036	1,172,626
	MKS Instruments, Inc.	94,770	14,825,819
*	MoneyGram International, Inc.	161,600	1,670,944
#*	MongoDB, Inc.	19,934	7,154,711
	Monolithic Power Systems, Inc.	27,747	12,465,617
	Motorola Solutions, Inc.	103,220	23,113,022
#*	N-Able, Inc.	15,567	214,825
*	Napco Security Technologies, Inc.	28,210	997,224
	National Instruments Corp.	168,151	7,417,141
*	NCR Corp.	240,074	10,659,286
*	NeoPhotonics Corp.	96,042	931,607
	NetApp, Inc.	212,469	16,910,408
*	NETGEAR, Inc.	61,594	2,109,594
*	NetScout Systems, Inc.	141,609	4,072,675
*	NetSol Technologies, Inc.	15,653	71,691
	Network-1 Technologies, Inc.	28,392	85,744
*	New Relic, Inc.	37,022	2,557,480
	NortonLifeLock, Inc.	471,036	11,691,114
*	Novanta, Inc.	45,796	6,430,216
*	Nuance Communications, Inc.	290,153	15,929,400
*	Nutanix, Inc., Class A	53,266	1,918,641
#	NVE Corp.	5,648	423,995
	NVIDIA Corp.	1,138,596	222,014,834
	NXP Semiconductors NV	29,485	6,085,409
#*	Okta, Inc.	36,811	9,121,398
*	ON Semiconductor Corp.	448,097	17,502,669
#*	One Stop Systems, Inc.	700	4,193
*	OneSpan, Inc.	56,751	1,400,047
*	Onto Innovation, Inc.	87,794	6,152,604
*	Optical Cable Corp.	3,696	16,558
	Oracle Corp.	1,471,719	128,245,594
#*	OSI Systems, Inc.	39,873	3,989,294

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palantir Technologies, Inc., Class A	61,655	$1,338,530
*	Palo Alto Networks, Inc.	25,400	10,135,870
#*	PAR Technology Corp.	24,070	1,469,473
	Paychex, Inc.	284,346	32,364,262
*	Paycom Software, Inc.	50,490	20,196,000
*	Paylocity Holding Corp.	46,494	9,645,645
*	PayPal Holdings, Inc.	444,579	122,494,852
	PC Connection, Inc.	56,955	2,708,780
	PC-Tel, Inc.	205,594	1,367,200
*	PDF Solutions, Inc.	64,721	1,210,930
	Pegasystems, Inc.	39,695	5,066,670
*	Perficient, Inc.	57,321	5,404,797
*	PFSweb, Inc.	35,131	413,141
*	Photronics, Inc.	363,549	4,860,650
*	Pixelworks, Inc.	42,541	128,048
*	Plexus Corp.	46,821	4,228,873
	Power Integrations, Inc.	99,334	9,634,405
	Progress Software Corp.	90,436	4,122,977
*	Proofpoint, Inc.	36,236	6,328,980
*	PTC, Inc.	68,946	9,338,736
#*	Pure Storage, Inc., Class A	224,117	4,374,764
	QAD, Inc., Class A	14,038	1,217,797
	QAD, Inc., Class B	1,959	168,572
*	Qorvo, Inc.	110,976	21,039,940
	QUALCOMM, Inc.	829,776	124,300,445
*	Qualys, Inc.	50,301	5,108,570
#*	QuickLogic Corp.	2,500	13,250
*	Rambus, Inc.	211,363	5,000,849
*	RealNetworks, Inc.	447,050	818,102
*	RF Industries, Ltd.	9,040	86,513
*	Ribbon Communications, Inc.	234,020	1,617,078
	Richardson Electronics, Ltd.	16,123	125,114
*	RingCentral, Inc., Class A	21,106	5,641,001
*	Rogers Corp.	29,975	5,713,235
#*	Sailpoint Technologies Holdings, Inc.	73,881	3,693,311
*	salesforce.com, Inc.	267,063	64,610,552
*	Sanmina Corp.	143,556	5,515,422
	Sapiens International Corp. NV	13,138	331,209
*	ScanSource, Inc.	54,764	1,510,939
	Seagate Technology Holdings P.L.C	307,247	27,007,011
*	Semtech Corp.	69,575	4,307,388
*	ServiceNow, Inc.	38,267	22,496,787
*	ServiceSource International, Inc.	54,518	82,867
*	SigmaTron International, Inc.	3,900	23,634
*	Silicon Laboratories, Inc.	48,623	7,244,341
	Skyworks Solutions, Inc.	179,788	33,172,684
*	SMART Global Holdings, Inc.	51,113	2,394,133
*	Smartsheet, Inc., Class A	10,900	790,795
*	SolarEdge Technologies, Inc.	32,524	8,439,328
#*	SolarWinds Corp.	31,134	349,946
*	Splunk, Inc.	50,785	7,210,454
*	SPS Commerce, Inc.	37,852	4,123,975
#*	Square, Inc., Class A	63,840	15,785,078
	SS&C Technologies Holdings, Inc.	248,880	19,509,703
*	StarTek, Inc.	56,562	397,065
*	Stratasys, Ltd.	102,111	2,015,671
*	Super Micro Computer, Inc.	17,992	684,416
#*	Support.com, Inc.	8,300	66,566
	Switch, Inc., Class A	50,993	1,053,515

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sykes Enterprises, Inc.	92,223	$4,948,686
#*	Synaptics, Inc.	55,016	8,358,031
*	Synchronoss Technologies, Inc.	67,228	190,928
	SYNNEX Corp.	106,389	12,717,741
*	Synopsys, Inc.	72,792	20,963,368
	TE Connectivity, Ltd.	216,797	31,971,054
*	Teradata Corp.	184,108	9,142,803
	Teradyne, Inc.	146,614	18,619,978
*	TESSCO Technologies, Inc.	14,267	85,745
	Texas Instruments, Inc.	750,861	143,129,124
*	Trade Desk, Inc. (The), Class A	193,380	15,839,756
*	TransAct Technologies, Inc.	8,492	141,392
*	Trimble, Inc.	215,318	18,409,689
*	Trio-Tech International	1,525	7,412
*	TSR, Inc.	210	1,953
	TTEC Holdings, Inc.	99,060	10,351,770
*	TTM Technologies, Inc.	195,450	2,734,345
#*	Turtle Beach Corp.	15,946	492,731
*	Twilio, Inc., Class A	50,324	18,800,543
*	Tyler Technologies, Inc.	22,421	11,045,481
#	Ubiquiti, Inc.	19,084	5,975,200
*	Ultra Clean Holdings, Inc.	76,723	4,143,809
*	Unisys Corp.	88,886	1,986,602
	Universal Display Corp.	44,000	10,317,560
*	Upland Software, Inc.	16,499	593,964
*	Veeco Instruments, Inc.	115,605	2,682,036
#*	Verint Systems, Inc.	103,080	4,398,424
*	VeriSign, Inc.	85,676	18,537,716
#*	Verra Mobility Corp.	18,647	285,486
*	Viasat, Inc.	88,635	4,399,841
*	Viavi Solutions, Inc.	378,130	6,310,990
#	Visa, Inc., Class A	999,910	246,367,825
	Vishay Intertechnology, Inc.	247,054	5,467,305
*	Vishay Precision Group, Inc.	25,485	925,870
*	VMware, Inc., Class A	31,488	4,840,965
*	Vonage Holdings Corp.	338,242	4,823,331
	Vontier Corp.	134,771	4,359,842
	Wayside Technology Group, Inc.	4,700	133,245
*	Western Digital Corp.	273,423	17,753,355
	Western Union Co. (The)	329,202	7,640,778
*	WEX, Inc.	41,975	7,963,917
*	Wireless Telecom Group, Inc.	37,817	105,131
*	Workday, Inc., Class A	34,369	8,056,094
	Xerox Holdings Corp.	383,201	9,246,640
	Xilinx, Inc.	183,453	27,488,598
	Xperi Holding Corp.	214,925	4,463,992
*	Zebra Technologies Corp., Class A	48,859	26,993,620
*	Zendesk, Inc.	30,944	4,039,120
*	Zix Corp.	61,620	456,604
*	Zoom Video Communications, Inc., Class A	38,562	14,580,292
*	Zscaler, Inc.	33,761	7,964,558
TOTAL INFORMATION TECHNOLOGY			7,849,363,865
MATERIALS — (4.1%)
*	Advanced Emissions Solutions, Inc.	5,237	39,382
*	AdvanSix, Inc.	53,013	1,773,285
*	AgroFresh Solutions, Inc.	5,000	9,750
	Air Products & Chemicals, Inc.	139,855	40,702,001
	Albemarle Corp.	83,168	17,135,935

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	332,293	$13,341,564
*	Allegheny Technologies, Inc.	214,550	4,404,711
	Amcor P.L.C.	1,108,484	12,814,075
*	American Biltrite, Inc.	17	3,740
	American Vanguard Corp.	52,596	868,360
*	Ampco-Pittsburgh Corp.	199,817	1,244,860
	AptarGroup, Inc.	109,364	14,099,207
*	Arconic Corp.	125,586	4,513,561
	Ashland Global Holdings, Inc.	104,374	8,879,096
	Avery Dennison Corp.	98,454	20,742,289
	Avient Corp.	150,801	7,316,865
*	Axalta Coating Systems, Ltd.	548,217	16,501,332
	Balchem Corp.	51,796	6,986,762
	Ball Corp.	262,716	21,248,470
*	Berry Global Group, Inc.	303,278	19,497,743
	Cabot Corp.	123,272	6,787,356
	Carpenter Technology Corp.	87,213	3,327,176
	Celanese Corp., Class A	117,466	18,297,679
*	Century Aluminum Co.	183,079	2,665,630
	CF Industries Holdings, Inc.	337,094	15,927,691
	Chase Corp.	19,162	2,232,948
	Chemours Co. (The)	298,747	9,933,338
*	Clearwater Paper Corp.	266,641	7,863,243
#*	Cleveland-Cliffs, Inc.	248,541	6,213,525
*	Coeur Mining, Inc.	372,862	2,811,379
	Commercial Metals Co.	265,048	8,693,574
	Compass Minerals International, Inc.	63,025	4,320,994
*	Contango ORE, Inc.	430	9,024
*	Core Molding Technologies, Inc.	12,521	178,174
	Corteva, Inc.	583,755	24,973,039
	Crown Holdings, Inc.	219,932	21,940,416
*	Domtar Corp.	120,815	6,633,952
	Dow, Inc.	739,493	45,966,885
	DuPont de Nemours, Inc.	191,679	14,385,509
	Eagle Materials, Inc.	68,709	9,709,956
	Eastman Chemical Co.	165,606	18,667,108
	Ecolab, Inc.	142,606	31,491,683
	Ecovyst, Inc.	6,030	93,827
	Element Solutions, Inc.	473,049	11,064,616
*	Ferro Corp.	166,450	3,462,160
*	Ferroglobe P.L.C.	127,443	769,756
»	Ferroglobe Representation & Warranty Insurance Trust	80,632	0
*	Flotek Industries, Inc.	872,814	1,527,425
	FMC Corp.	139,497	14,919,204
	Fortitude Gold Corp.	38,385	295,948
	Freeport-McMoRan, Inc.	1,350,823	51,466,356
	Friedman Industries, Inc.	7,421	96,473
	FutureFuel Corp.	81,808	695,368
*	GCP Applied Technologies, Inc.	140,194	3,259,510
	Glatfelter Corp.	87,500	1,332,625
	Gold Resource Corp.	134,351	283,481
	Graphic Packaging Holding Co.	694,617	13,315,808
	Greif, Inc., Class A	69,652	4,222,304
	Greif, Inc., Class B	22,007	1,339,786
	Hawkins, Inc.	47,316	1,718,044
	Haynes International, Inc.	27,644	1,043,008
	HB Fuller Co.	102,295	6,610,303
	Hecla Mining Co.	1,100,814	7,364,446
	Huntsman Corp.	449,482	11,870,820

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	54,126	$4,597,462
	Innospec, Inc.	44,386	3,925,942
	International Flavors & Fragrances, Inc.	224,186	33,771,379
	International Paper Co.	429,094	24,784,469
*	Intrepid Potash, Inc.	24,670	747,501
	Kaiser Aluminum Corp.	20,375	2,479,230
*	Koppers Holdings, Inc.	40,044	1,229,751
*	Kraton Corp.	66,041	2,522,106
	Kronos Worldwide, Inc.	145,361	2,021,972
	Linde P.L.C.	225,284	69,250,049
#*	Livent Corp.	248,043	4,839,319
	Louisiana-Pacific Corp.	181,376	10,055,485
*	LSB Industries, Inc.	178,618	1,571,838
	LyondellBasell Industries NV, Class A	417,328	41,453,190
	Martin Marietta Materials, Inc.	60,666	22,039,958
	Materion Corp.	44,374	3,166,529
#*	McEwen Mining, Inc.	79,245	95,094
	Mercer International, Inc.	163,115	1,897,027
	Minerals Technologies, Inc.	73,522	5,897,935
	Mosaic Co. (The)	385,150	12,028,234
	Myers Industries, Inc.	79,847	1,691,159
	Neenah, Inc.	38,086	1,914,583
	NewMarket Corp.	20,121	6,356,425
	Newmont Corp.	592,176	37,200,496
#	Nexa Resources SA	7,300	61,685
	Northern Technologies International Corp.	11,400	212,952
	Nucor Corp.	306,304	31,861,742
*	O-I Glass, Inc.	273,857	4,050,345
	Olin Corp.	343,766	16,167,315
	Olympic Steel, Inc.	42,024	1,265,763
	Packaging Corp. of America	167,162	23,653,423
	PPG Industries, Inc.	241,598	39,506,105
#	Quaker Chemical Corp.	641	161,365
*	Ramaco Resources, Inc.	2,300	15,111
*	Rayonier Advanced Materials, Inc.	117,687	820,278
	Reliance Steel & Aluminum Co.	123,646	19,430,969
	Resolute Forest Products, Inc.	163,412	1,951,139
	Royal Gold, Inc.	91,793	11,154,685
	RPM International, Inc.	154,445	13,373,393
*	Ryerson Holding Corp.	91,981	1,446,861
	Schnitzer Steel Industries, Inc., Class A	57,115	2,993,968
	Schweitzer-Mauduit International, Inc.	68,859	2,708,224
	Scotts Miracle-Gro Co. (The)	94,284	16,684,497
	Sealed Air Corp.	234,846	13,327,510
	Sensient Technologies Corp.	66,018	5,755,449
	Sherwin-Williams Co. (The)	192,444	56,006,977
	Silgan Holdings, Inc.	286,749	11,619,069
	Sonoco Products Co.	198,721	12,676,413
	Southern Copper Corp.	86,188	5,657,380
	Steel Dynamics, Inc.	506,078	32,616,727
	Stepan Co.	37,766	4,454,500
*	Summit Materials, Inc., Class A	240,493	8,080,565
	SunCoke Energy, Inc.	153,758	1,188,549
*	Synalloy Corp.	17,970	176,286
*	TimkenSteel Corp.	149,570	1,993,768
*	Trecora Resources	49,155	389,308
	Tredegar Corp.	81,094	1,059,899
	Trinseo SA	79,655	4,330,046
	Tronox Holdings P.L.C., Class A	332,041	6,119,516

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	UFP Technologies, Inc.	11,541	$689,921
	United States Lime & Minerals, Inc.	9,696	1,347,744
#	United States Steel Corp.	348,671	9,232,808
*	Universal Stainless & Alloy Products, Inc.	19,376	218,368
*	US Concrete, Inc.	44,791	3,261,233
	Valvoline, Inc.	278,554	8,546,037
*	Venator Materials P.L.C.	62,639	198,566
	Verso Corp., Class A	139,039	2,644,522
	Vulcan Materials Co.	128,444	23,118,636
	Warrior Met Coal, Inc.	117,737	2,198,150
	Westlake Chemical Corp.	139,612	11,576,627
	WestRock Co.	255,189	12,557,851
	Worthington Industries, Inc.	90,166	5,767,919
	WR Grace & Co.	86,330	6,008,568
TOTAL MATERIALS			1,347,780,400
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	5,067	46,819
*	CBRE Group, Inc., Class A	366,844	35,385,772
*	CKX Lands, Inc.	743	8,881
	CTO Realty Growth, Inc.	8,015	450,363
#*	Cushman & Wakefield P.L.C.	9,080	169,524
#*	eXp World Holdings, Inc.	26,351	946,528
*	Forestar Group, Inc.	7,963	163,003
*	FRP Holdings, Inc.	18,316	1,101,341
*	Howard Hughes Corp. (The)	66,665	6,180,512
#	Indus Realty Trust, Inc.	5,767	389,561
*	InterGroup Corp. (The)	200	9,166
*	Jones Lang LaSalle, Inc.	78,414	17,452,604
*	JW Mays, Inc.	900	34,200
	Kennedy-Wilson Holdings, Inc.	246,549	4,977,824
*	Marcus & Millichap, Inc.	65,326	2,599,321
*	Maui Land & Pineapple Co., Inc.	20,394	214,137
	Newmark Group, Inc., Class A	327,979	4,224,369
*	Rafael Holdings, Inc., Class B	23,666	1,197,736
	RE/MAX Holdings, Inc., Class A	48,302	1,656,759
*	Realogy Holdings Corp.	214,101	3,793,870
#*	Redfin Corp.	25,339	1,484,105
	RMR Group, Inc. (The), Class A	24,138	947,175
#	St Joe Co. (The)	101,317	4,586,621
*	Stratus Properties, Inc.	14,910	449,536
*	Tejon Ranch Co.	65,816	1,199,826
#*	Trinity Place Holdings, Inc.	53,127	125,911
TOTAL REAL ESTATE			89,795,464
UTILITIES — (2.3%)
	AES Corp. (The)	570,992	13,532,510
	ALLETE, Inc.	67,880	4,773,322
	Alliant Energy Corp.	211,094	12,355,332
	Ameren Corp.	179,701	15,080,508
	American Electric Power Co., Inc.	250,817	22,101,994
	American States Water Co.	56,525	4,992,288
	American Water Works Co., Inc.	113,895	19,374,678
	Artesian Resources Corp., Class A	12,735	497,684
#	Atlantica Sustainable Infrastructure P.L.C.	153,959	6,121,410
	Atmos Energy Corp.	105,518	10,403,020
#	Avangrid, Inc.	64,111	3,342,748
	Avista Corp.	88,378	3,785,230

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Black Hills Corp.	79,892	$5,404,694
	Brookfield Renewable Corp., Class A	38,245	1,623,118
	California Water Service Group	74,382	4,662,264
	CenterPoint Energy, Inc.	520,823	13,260,154
	Chesapeake Utilities Corp.	25,608	3,190,501
	Clearway Energy, Inc., Class A	54,538	1,469,799
	Clearway Energy, Inc., Class C	120,901	3,467,441
	CMS Energy Corp.	208,173	12,863,010
	Consolidated Edison, Inc.	200,215	14,769,861
	Consolidated Water Co., Ltd.	26,390	334,625
	Dominion Energy, Inc.	426,520	31,933,552
	DTE Energy Co.	122,301	14,348,353
	Duke Energy Corp.	383,805	40,341,744
	Edison International	235,986	12,861,237
	Entergy Corp.	137,734	14,175,583
#	Essential Utilities, Inc.	227,520	11,175,782
	Evergy, Inc.	172,123	11,225,862
	Eversource Energy	198,030	17,084,048
	Exelon Corp.	517,662	24,226,582
	FirstEnergy Corp.	327,337	12,543,554
	Genie Energy, Ltd., Class B	42,689	251,438
	Hawaiian Electric Industries, Inc.	164,666	7,136,624
	IDACORP, Inc.	76,118	8,026,643
	MDU Resources Group, Inc.	343,412	10,893,029
	MGE Energy, Inc.	53,882	4,209,262
	Middlesex Water Co.	31,492	3,203,996
	National Fuel Gas Co.	127,617	6,563,342
	New Jersey Resources Corp.	158,829	6,118,093
	NextEra Energy, Inc.	959,084	74,712,644
	NiSource, Inc.	304,888	7,552,076
	Northwest Natural Holding Co.	47,012	2,458,257
	NorthWestern Corp.	68,394	4,239,744
	NRG Energy, Inc.	447,369	18,449,498
	OGE Energy Corp.	291,937	9,852,874
	ONE Gas, Inc.	79,457	5,862,337
#	Ormat Technologies, Inc.	94,696	6,604,099
	Otter Tail Corp.	63,286	3,214,296
#*	PG&E Corp.	530,888	4,666,505
	Pinnacle West Capital Corp.	101,793	8,504,805
	PNM Resources, Inc.	122,521	5,921,440
	Portland General Electric Co.	133,857	6,545,607
	PPL Corp.	527,612	14,968,352
	Public Service Enterprise Group, Inc.	300,038	18,671,365
*	Pure Cycle Corp.	35,231	544,671
	RGC Resources, Inc.	10,999	278,935
	Sempra Energy	153,873	20,103,507
	SJW Group	41,008	2,826,681
	South Jersey Industries, Inc.	143,684	3,616,526
	Southern Co. (The)	540,332	34,511,005
	Southwest Gas Holdings, Inc.	82,487	5,768,316
#	Spark Energy, Inc., Class A	18,700	208,131
	Spire, Inc.	78,643	5,579,721
#*	Sunnova Energy International, Inc.	43,200	1,645,920
	UGI Corp.	236,810	10,890,892
	Unitil Corp.	29,333	1,552,302
	Vistra Corp.	726,486	13,912,207
	WEC Energy Group, Inc.	187,363	17,638,353
	Xcel Energy, Inc.	308,463	21,052,600

U.S. Core Equity 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	20,352	$982,187
TOTAL UTILITIES		747,060,768
TOTAL COMMON STOCKS		31,984,070,503
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	15,532	438,624
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	19,044	2,065,893
INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	54,095	1,679,650
TOTAL PREFERRED STOCKS		4,184,167
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Nabors Industries, Ltd. Warrants 06/11/26	7,846	50,999
TOTAL INVESTMENT SECURITIES (Cost $13,374,195,338)		31,988,339,417

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	273,376,693	273,376,693
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	24,934,528	288,492,491
TOTAL INVESTMENTS — (100.0%)
(Cost $13,936,045,060)^^			$32,550,208,601
As of July 31, 2021, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,253	09/17/21	$265,794,909	$275,002,175	$9,207,266
Total Futures Contracts			$265,794,909	$275,002,175	$9,207,266
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$33,748	—	$33,748
Common Stocks
Communication Services	$2,816,053,239	—	—	2,816,053,239
Consumer Discretionary	4,037,650,450	7,154	—	4,037,657,604
Consumer Staples	1,895,204,859	—	—	1,895,204,859
Energy	914,309,670	—	—	914,309,670

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$4,285,369,796	$7,308	—	$4,285,377,104
Health Care	3,945,411,367	717,784	—	3,946,129,151
Industrials	4,055,338,379	—	—	4,055,338,379
Information Technology	7,849,363,865	—	—	7,849,363,865
Materials	1,347,780,400	—	—	1,347,780,400
Real Estate	89,795,464	—	—	89,795,464
Utilities	747,060,768	—	—	747,060,768
Preferred Stocks
Communication Services	438,624	—	—	438,624
Consumer Discretionary	2,065,893	—	—	2,065,893
Industrials	1,679,650	—	—	1,679,650
Rights/Warrants
Energy	—	50,999	—	50,999
Temporary Cash Investments	273,376,693	—	—	273,376,693
Securities Lending Collateral	—	288,492,491	—	288,492,491
Futures Contracts**	9,207,266	—	—	9,207,266
TOTAL	$32,270,106,383	$289,309,484	—	$32,559,415,867
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	63	$63,323

		Shares
COMMON STOCKS — (98.0%)
COMMUNICATION SERVICES — (7.5%)
	Activision Blizzard, Inc.	310,270	25,944,777
*	Alphabet, Inc., Class A	120,299	324,149,264
*	Alphabet, Inc., Class C	118,065	319,297,347
*	Altice USA, Inc., Class A	298,013	9,157,940
*	AMC Networks, Inc., Class A	102,870	5,147,615
*	Angi, Inc.	48,151	554,218
#*	Anterix, Inc.	35,176	2,051,464
	AT&T, Inc.	4,528,465	127,023,443
	ATN International, Inc.	51,772	2,228,785
*	Ballantyne Strong, Inc.	5,733	22,129
#*	Bandwidth, Inc., Class A	6,788	880,132
#*	Boston Omaha Corp., Class A	923	30,191
#	Cable One, Inc.	12,624	23,833,986
*	Cargurus, Inc.	61,719	1,765,163
*	Cars.com, Inc.	161,509	1,951,029
#*	Charter Communications, Inc., Class A	145,402	108,186,358
#*	Chicken Soup For The Soul Entertainment, Inc.	3,771	135,303
*	Cincinnati Bell, Inc.	197,869	3,035,310
#*	Cinemark Holdings, Inc.	297,696	4,623,219
#	Cogent Communications Holdings, Inc.	76,099	5,906,043
	Comcast Corp., Class A	3,805,857	223,898,567
*	comScore, Inc.	180,641	724,370
#*	Consolidated Communications Holdings, Inc.	190,075	1,461,677
*	Cumulus Media, Inc., Class A	27,317	322,067
*	Daily Journal Corp.	426	141,858
	DallasNews Corp.	6,262	41,955
*	DHI Group, Inc.	750,413	3,001,652
#*	Discovery, Inc., Class A	246,474	7,150,211
#*	Discovery, Inc., Class C	534,805	14,498,564
#*	DISH Network Corp., Class A	336,650	14,102,269
	Electronic Arts, Inc.	128,832	18,546,655
*	Emerald Holding, Inc.	113,437	448,076
#*	Entercom Communications Corp.	250,975	895,981
	Entravision Communications Corp., Class A	179,258	1,102,437
	EW Scripps Co. (The), Class A	209,352	3,994,436
*	Facebook, Inc., Class A	1,046,938	373,024,009
#*	Fluent, Inc.	11,731	29,210
	Fox Corp., Class A	432,135	15,409,934
	Fox Corp., Class B	323,781	10,762,480
*	Gaia, Inc.	23,801	283,470
*	Gannett Co., Inc.	258,245	1,490,074
	Gray Television, Inc.	211,353	4,685,696
	Gray Television, Inc., Class A	3,160	61,486
*	Hemisphere Media Group, Inc.	50,118	637,000
*	IAC/InterActiveCorp	29,389	4,034,816
*	IDT Corp., Class B	253,897	12,644,071
*	iHeartMedia, Inc., Class A	9,585	247,772

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	IMAX Corp.	126,170	$2,036,384
	Interpublic Group of Cos., Inc. (The)	773,956	27,367,084
*	Iridium Communications, Inc.	314,193	13,268,370
	John Wiley & Sons, Inc., Class A	93,469	5,494,108
	John Wiley & Sons, Inc., Class B	7,502	440,067
*	Liberty Broadband Corp.	1,306	223,261
*	Liberty Broadband Corp., Class A	28,108	4,825,300
*	Liberty Broadband Corp., Class C	173,817	30,850,779
*	Liberty Latin America, Ltd., Class A	7,360	100,464
*	Liberty Latin America, Ltd., Class C	262,069	3,624,414
#*	Liberty Media Corp.-Liberty Braves, Class A	24,483	649,779
*	Liberty Media Corp.-Liberty Braves, Class B	522	15,791
*	Liberty Media Corp.-Liberty Braves, Class C	73,292	1,938,573
*	Liberty Media Corp.-Liberty Formula One, Class A	46,668	1,934,855
*	Liberty Media Corp.-Liberty Formula One, Class C	323,601	15,186,595
*	Liberty Media Corp.-Liberty SiriusXM, Class A	112,550	5,254,960
*	Liberty Media Corp.-Liberty SiriusXM, Class B	4,753	231,020
*	Liberty Media Corp.-Liberty SiriusXM, Class C	255,621	11,809,690
*	Liberty TripAdvisor Holdings, Inc., Class A	73,790	308,442
#*	Lions Gate Entertainment Corp., Class A	199,290	2,995,329
*	Lions Gate Entertainment Corp., Class B	279,643	3,736,031
#*	Live Nation Entertainment, Inc.	149,029	11,756,898
#	Loral Space & Communications, Inc.	26,642	942,860
#	Lumen Technologies, Inc.	1,858,655	23,177,428
#*	Madison Square Garden Entertainment Corp.	59,085	4,133,587
#*	Magnite, Inc.	38,207	1,157,672
*	Marchex, Inc., Class B	7,366	18,710
#*	Marcus Corp. (The)	58,680	942,988
*	Match Group, Inc.	174,316	27,763,309
*	Mediaco Holding, Inc., Class A	2,910	17,198
*	Meredith Corp.	102,445	4,470,700
	National CineMedia, Inc.	104,188	362,574
*	Netflix, Inc.	176,084	91,135,796
	New York Times Co. (The), Class A	249,625	10,928,583
	News Corp., Class A	427,879	10,538,660
	News Corp., Class B	287,318	6,754,846
	Nexstar Media Group, Inc., Class A	120,431	17,711,787
	Omnicom Group, Inc.	380,410	27,701,456
*	ORBCOMM, Inc.	244,064	2,755,483
*	Pinterest, Inc., Class A	68,016	4,006,142
*	QuinStreet, Inc.	113,207	2,076,216
*	Reading International, Inc., Class A	50,900	267,734
*	Reading International, Inc., Class B	300	6,330
*	Roku, Inc.	9,859	4,222,708
	Saga Communications, Inc., Class A	5,094	111,202
	Scholastic Corp.	72,305	2,430,171
	Shenandoah Telecommunications Co.	186,559	9,848,450
#	Sirius XM Holdings, Inc.	1,176,799	7,613,890
#*	Snap, Inc., Class A	77,553	5,771,494
	Spok Holdings, Inc.	72,102	594,121
*	Spotify Technology SA	7,850	1,795,060
*	Take-Two Interactive Software, Inc.	108,122	18,750,517
#*	TechTarget, Inc.	61,803	4,516,563
	TEGNA, Inc.	555,794	9,848,670
	Telephone and Data Systems, Inc.	255,994	5,721,466
*	T-Mobile US, Inc.	446,124	64,250,779
*	Townsquare Media, Inc., Class A	44,674	549,043
*	Travelzoo	64,626	887,315
#*	TripAdvisor, Inc.	160,400	6,087,180

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	TrueCar, Inc.	245,931	$1,293,597
*	Twitter, Inc.	155,948	10,877,373
*	United States Cellular Corp.	61,066	2,220,360
*	Urban One, Inc.	139,944	643,742
	Verizon Communications, Inc.	3,906,941	217,929,169
	ViacomCBS, Inc., Class A	19,160	853,195
	ViacomCBS, Inc., Class B	560,715	22,950,065
*	Vimeo, Inc.	47,713	2,137,542
*	Walt Disney Co. (The)	494,040	86,960,921
#	World Wrestling Entertainment, Inc., Class A	79,408	3,921,167
*	Yelp, Inc.	98,447	3,681,918
*	Zedge, Inc., Class B	5,460	83,866
*	Zillow Group, Inc., Class A	54,808	5,871,581
#*	Zillow Group, Inc., Class C	174,455	18,537,588
*	Zynga, Inc., Class A	1,698,577	17,155,628
TOTAL COMMUNICATION SERVICES			2,598,599,103
CONSUMER DISCRETIONARY — (12.6%)
*	1-800-Flowers.com, Inc., Class A	98,553	3,005,867
#*	2U, Inc.	30,097	1,306,210
	Aaron's Co., Inc. (The)	90,572	2,614,814
*	Abercrombie & Fitch Co., Class A	196,575	7,432,501
#	Acushnet Holdings Corp.	167,733	8,592,962
*	Adient P.L.C.	238,128	10,032,333
*	Adtalem Global Education, Inc.	130,670	4,748,548
	Advance Auto Parts, Inc.	84,420	17,902,105
*	Amazon.com, Inc.	248,457	826,763,029
	AMCON Distributing Co.	1,168	197,976
*	American Axle & Manufacturing Holdings, Inc.	293,937	2,848,250
#	American Eagle Outfitters, Inc.	470,294	16,211,034
*	American Outdoor Brands, Inc.	51,143	1,379,838
*	American Public Education, Inc.	48,677	1,441,813
*	America's Car-Mart, Inc.	20,980	3,335,820
*	Aptiv P.L.C.	203,580	33,967,323
	Aramark	369,099	12,966,448
*	Ark Restaurants Corp.	7,366	116,383
*	Asbury Automotive Group, Inc.	73,039	15,006,593
*	Aspen Group, Inc.	28,483	187,703
	Autoliv, Inc.	200,725	20,249,138
*	AutoNation, Inc.	257,829	31,282,393
*	AutoZone, Inc.	14,016	22,755,957
*	Bally's Corp.	683	33,638
*	Barnes & Noble Education, Inc.	127,814	1,067,247
	Bassett Furniture Industries, Inc.	18,048	411,133
	Bath & Body Works, Inc.	125,058	10,013,394
*	BBQ Holdings, Inc.	12,707	179,042
*	Beazer Homes USA, Inc.	75,578	1,380,054
#*	Bed Bath & Beyond, Inc.	265,333	7,572,604
	Best Buy Co., Inc.	589,142	66,190,104
#	Big 5 Sporting Goods Corp.	367,897	8,064,302
	Big Lots, Inc.	84,094	4,844,655
*	Biglari Holdings, Inc., Class A	475	377,639
*	Biglari Holdings, Inc., Class B	5,247	862,869
*	BJ's Restaurants, Inc.	50,941	2,067,186
#*	Bloomin' Brands, Inc.	197,620	4,966,191
#*	Blue Apron Holdings, Inc., Class A	3,626	15,954
*	Bluegreen Vacations Holding Corp.	15,247	263,926
*	Booking Holdings, Inc.	3,740	8,146,692
*	Boot Barn Holdings, Inc.	94,067	8,129,270

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	496,772	$24,331,893
*	Bowl America, Inc., Class A	3,937	35,709
*	Boyd Gaming Corp.	77,977	4,444,689
*	Bright Horizons Family Solutions, Inc.	68,776	10,282,012
*	Brinker International, Inc.	67,537	3,669,961
	Brunswick Corp.	255,297	26,653,007
	Buckle, Inc. (The)	89,767	3,777,395
*	Build-A-Bear Workshop, Inc.	39,547	601,114
*	Burlington Stores, Inc.	22,629	7,576,189
*	Caesars Entertainment, Inc.	45,189	3,947,711
	Caleres, Inc.	96,161	2,379,023
#*	Callaway Golf Co.	188,115	5,959,483
#	Camping World Holdings, Inc., Class A	41,769	1,644,028
*	Capri Holdings, Ltd.	381,333	21,472,861
*	CarMax, Inc.	283,936	38,033,227
#*	Carnival Corp.	471,076	10,198,795
#*	CarParts.com, Inc.	19,745	347,709
	Carriage Services, Inc.	55,751	2,072,822
*	Carrols Restaurant Group, Inc.	131,404	645,194
	Carter's, Inc.	123,996	12,119,369
#*	Carvana Co.	8,388	2,831,453
	Cato Corp. (The), Class A	56,294	928,851
*	Cavco Industries, Inc.	18,713	4,397,555
	Century Communities, Inc.	84,771	5,887,346
*	Cheesecake Factory, Inc. (The)	77,533	3,509,144
#*	Chegg, Inc.	39,654	3,514,534
#*	Chewy, Inc., Class A	17,458	1,461,235
*	Chico's FAS, Inc.	286,092	1,768,049
*	Children's Place, Inc. (The)	19,340	1,630,942
*	Chipotle Mexican Grill, Inc.	7,291	13,586,341
	Choice Hotels International, Inc.	70,857	8,495,754
	Churchill Downs, Inc.	41,421	7,696,022
*	Chuy's Holdings, Inc.	47,295	1,560,735
#*	Citi Trends, Inc.	43,209	3,445,918
	Clarus Corp.	74,545	2,126,023
	Columbia Sportswear Co.	152,949	15,236,779
#*	Conn's, Inc.	73,082	1,625,344
*	Container Store Group, Inc. (The)	99,925	1,051,211
»	Contra Zagg, Inc.	75,640	6,808
*	Cooper-Standard Holdings, Inc.	39,600	1,031,580
	Core-Mark Holding Co., Inc.	102,060	4,392,662
#	Cracker Barrel Old Country Store, Inc.	67,327	9,168,591
*	Crocs, Inc.	199,042	27,031,894
	Crown Crafts, Inc.	22,116	162,110
	Culp, Inc.	32,546	487,214
	Dana, Inc.	387,502	9,362,048
	Darden Restaurants, Inc.	126,685	18,480,808
*	Dave & Buster's Entertainment, Inc.	73,720	2,453,402
*	Deckers Outdoor Corp.	91,210	37,473,628
	Del Taco Restaurants, Inc.	104,262	887,270
*	Delta Apparel, Inc.	15,491	495,712
*	Denny's Corp.	97,972	1,378,466
#*	Designer Brands, Inc., Class A	163,829	2,386,989
#	Dick's Sporting Goods, Inc.	205,560	21,407,018
	Dillard's, Inc., Class A	58,162	10,659,350
	Dollar General Corp.	222,183	51,688,653
*	Dollar Tree, Inc.	305,601	30,495,924
#	Domino's Pizza, Inc.	37,321	19,611,812
*	Dorman Products, Inc.	85,015	8,599,267

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Dover Motorsports, Inc.	18,678	$43,146
	DR Horton, Inc.	472,989	45,137,340
#*	Duluth Holdings, Inc., Class B	3,601	53,907
	eBay, Inc.	892,172	60,855,052
	Educational Development Corp.	13,726	144,809
#*	El Pollo Loco Holdings, Inc.	106,505	1,982,058
#	Escalade, Inc.	37,461	850,365
#*»	Escalante-Black Diamond Golf Club LLC	1,411	0
	Ethan Allen Interiors, Inc.	68,981	1,639,678
#*	Etsy, Inc.	102,013	18,720,406
*	Everi Holdings, Inc.	13,173	298,895
*	Expedia Group, Inc.	27,920	4,491,490
*	Fiesta Restaurant Group, Inc.	95,000	1,272,050
*	Five Below, Inc.	87,336	16,979,865
*	Flanigan's Enterprises, Inc.	2,891	90,777
	Flexsteel Industries, Inc.	20,797	717,497
*	Floor & Decor Holdings, Inc., Class A	152,299	18,582,001
	Foot Locker, Inc.	296,194	16,900,830
*	Ford Motor Co.	2,206,870	30,785,836
*	Fossil Group, Inc.	130,115	1,642,051
*	Fox Factory Holding Corp.	103,097	16,654,289
#	Franchise Group, Inc.	2,300	78,108
*	frontdoor, Inc.	133,045	6,511,222
*	Full House Resorts, Inc.	23,954	198,100
#*	Funko, Inc., Class A	62,496	1,166,175
	Gap, Inc. (The)	536,785	15,658,018
	Garmin, Ltd.	161,695	25,418,454
*	General Motors Co.	1,142,874	64,960,958
*	Genesco, Inc.	49,475	2,842,339
	Gentex Corp.	658,255	22,400,418
*	Gentherm, Inc.	107,550	8,919,122
	Genuine Parts Co.	171,216	21,730,735
*	G-III Apparel Group, Ltd.	126,673	3,782,456
*	Goodyear Tire & Rubber Co. (The)	755,114	11,862,841
*	GoPro, Inc., Class A	106,952	1,095,188
	Graham Holdings Co., Class B	10,480	6,965,637
*	Grand Canyon Education, Inc.	101,162	9,344,334
*	Green Brick Partners, Inc.	15,871	397,886
	Group 1 Automotive, Inc.	47,152	8,192,188
#	Guess?, Inc.	197,670	4,411,994
#	H&R Block, Inc.	272,291	6,684,744
#	Hamilton Beach Brands Holding Co., Class A	31,592	590,454
#	Hanesbrands, Inc.	587,770	10,732,680
	Harley-Davidson, Inc.	335,871	13,307,209
	Hasbro, Inc.	137,392	13,662,260
#	Haverty Furniture Cos., Inc.	59,491	2,141,081
	Haverty Furniture Cos., Inc., Class A	2,523	91,005
#*	Helen of Troy, Ltd.	63,336	14,148,629
	Hibbett, Inc.	60,733	5,384,588
*	Hilton Grand Vacations, Inc.	143,710	5,844,686
*	Hilton Worldwide Holdings, Inc.	170,393	22,398,160
	Home Depot, Inc. (The)	467,263	153,351,044
	Hooker Furniture Corp.	28,522	946,645
#*	Horizon Global Corp.	52,085	463,557
*	Houghton Mifflin Harcourt Co.	269,859	3,054,804
*	Hyatt Hotels Corp., Class A	76,915	6,143,201
	Installed Building Products, Inc.	85,113	10,213,560
#*	International Game Technology P.L.C.	146,392	2,744,850
*	iRobot Corp.	57,564	5,036,850

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	J Alexander's Holdings, Inc.	39,480	$545,219
#	Jack in the Box, Inc.	34,385	3,743,151
	Jerash Holdings US, Inc.	5,937	42,984
	Johnson Outdoors, Inc., Class A	26,407	3,125,797
#*	Just Eat Takeaway.com NV, Sponsored ADR	229,937	4,049,191
	KB Home	157,600	6,688,544
	Kohl's Corp.	400,180	20,329,144
#	Kontoor Brands, Inc.	48,616	2,692,354
*	Lakeland Industries, Inc.	18,417	496,522
*	Lands' End, Inc.	78,612	3,013,198
*	Las Vegas Sands Corp.	39,122	1,656,817
*	Laureate Education, Inc., Class A	47,057	696,914
*»	Lazare Kaplan International, Inc.	3,667	516
	La-Z-Boy, Inc.	110,915	3,724,526
*	Lazydays Holdings, Inc.	11,759	245,410
	LCI Industries	80,016	11,667,933
	Lear Corp.	133,921	23,433,497
	Leggett & Platt, Inc.	310,557	14,916,053
	Lennar Corp., Class A	341,640	35,923,446
	Lennar Corp., Class B	39,469	3,408,148
	Levi Strauss & Co., Class A	22,772	626,685
#*	LGI Homes, Inc.	74,015	12,649,164
	Lifetime Brands, Inc.	58,113	875,763
*	Lincoln Educational Services Corp.	56,293	390,673
#*	Lindblad Expeditions Holdings, Inc.	10,754	147,222
*	Liquidity Services, Inc.	113,568	2,253,189
	Lithia Motors, Inc., Class A	82,678	31,187,795
*	LKQ Corp.	492,770	25,008,077
*	Lovesac Co. (The)	6,292	381,924
	Lowe's Cos., Inc.	466,802	89,948,077
*	Luby's, Inc.	63,655	258,439
*	Lululemon Athletica, Inc.	67,825	27,141,530
*	Lumber Liquidators Holdings, Inc.	72,700	1,387,116
*	M/I Homes, Inc.	73,907	4,782,522
*	Macy's, Inc.	786,904	13,377,368
*	Malibu Boats, Inc., Class A	66,250	5,542,475
#	Marine Products Corp.	27,683	452,894
*	MarineMax, Inc.	61,282	3,296,359
*	Marriott International, Inc., Class A	266,208	38,861,044
*	Marriott Vacations Worldwide Corp.	114,151	16,822,433
*	MasterCraft Boat Holdings, Inc.	42,254	1,126,492
#*	Mattel, Inc.	482,325	10,476,099
	McDonald's Corp.	210,147	51,004,778
	MDC Holdings, Inc.	222,939	11,887,107
»	Media General, Inc.	96,518	5,444
*	Meritage Homes Corp.	111,868	12,146,627
	MGM Resorts International	467,004	17,526,660
*	Modine Manufacturing Co.	146,685	2,454,040
*	Mohawk Industries, Inc.	127,805	24,909,194
*	Monarch Casino & Resort, Inc.	6,743	430,541
	Monro, Inc.	67,924	3,939,592
*	Motorcar Parts of America, Inc.	53,886	1,198,425
	Movado Group, Inc.	42,035	1,263,992
	Murphy USA, Inc.	109,241	16,114,140
	Nathan's Famous, Inc.	9,092	584,161
*	National Vision Holdings, Inc.	172,545	9,313,979
#*	Nautilus, Inc.	75,979	1,097,897
*	New Home Co., Inc. (The)	50,177	446,575
	Newell Brands, Inc.	710,735	17,590,691

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	NIKE, Inc., Class B	549,977	$92,126,647
	Nobility Homes, Inc.	2,557	81,824
*	Nordstrom, Inc.	71,884	2,379,360
#*	Norwegian Cruise Line Holdings, Ltd.	353,541	8,495,590
*	NVR, Inc.	5,545	28,959,317
*	ODP Corp. (The)	128,231	6,069,173
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	11,039,146
*	O'Reilly Automotive, Inc.	62,831	37,939,871
	Oxford Industries, Inc.	49,171	4,274,435
	Papa John's International, Inc.	49,539	5,653,391
	Patrick Industries, Inc.	70,798	5,850,039
*	Peloton Interactive, Inc., Class A	69,775	8,236,939
#*	Penn National Gaming, Inc.	146,037	9,986,010
#	Penske Automotive Group, Inc.	248,449	22,012,581
*	Perdoceo Education Corp.	168,167	1,994,461
#	PetMed Express, Inc.	39,873	1,251,613
*	Planet Fitness, Inc., Class A	140,114	10,540,776
*	Playa Hotels & Resorts NV	77,700	519,813
#	Polaris, Inc.	127,470	16,707,493
	Pool Corp.	62,833	30,022,864
#*	Potbelly Corp.	63,716	444,738
	PulteGroup, Inc.	504,048	27,657,114
*	PVH Corp.	132,719	13,885,062
*	Quotient Technology, Inc.	213,866	2,322,585
	Qurate Retail, Inc., Class A	689,320	8,175,335
	Ralph Lauren Corp.	80,996	9,194,666
	RCI Hospitality Holdings, Inc.	15,909	998,449
*	Red Robin Gourmet Burgers, Inc.	29,845	782,834
*	Red Rock Resorts, Inc., Class A	153,369	6,042,739
#*	Regis Corp.	90,463	720,990
	Rent-A-Center, Inc.	160,780	9,199,832
*	Revolve Group, Inc.	7,928	551,868
#*	RH	53,640	35,621,251
	Rocky Brands, Inc.	11,845	644,368
	Ross Stores, Inc.	85,882	10,536,863
#*	Royal Caribbean Cruises, Ltd.	190,799	14,666,719
#*	Ruth's Hospitality Group, Inc.	99,239	1,981,803
*	Sally Beauty Holdings, Inc.	202,961	3,840,022
*	Scientific Games Corp., Class A	123,868	7,643,894
*	SeaWorld Entertainment, Inc.	168,177	7,973,272
*	Select Interior Concepts, Inc., Class A	44,690	488,909
	Service Corp. International	493,717	30,852,375
*	Shake Shack, Inc., Class A	44,856	4,509,822
	Shoe Carnival, Inc.	72,122	2,430,511
	Shutterstock, Inc.	77,574	8,416,003
#	Signet Jewelers, Ltd.	152,601	9,818,348
*	Skechers U.S.A., Inc., Class A	295,138	15,843,008
*	Skyline Champion Corp.	149,453	8,429,149
*	Sleep Number Corp.	73,474	7,289,356
	Smith & Wesson Brands, Inc.	127,572	2,991,563
#	Sonic Automotive, Inc., Class A	84,938	4,633,368
*	Sonos, Inc.	111,421	3,719,233
*	Sportsman's Warehouse Holdings, Inc.	131,729	2,327,651
*	Stamps.com, Inc.	38,595	12,611,302
	Standard Motor Products, Inc.	68,016	2,840,348
	Starbucks Corp.	329,852	40,053,928
	Steven Madden, Ltd.	203,023	8,898,498
*	Stitch Fix, Inc., Class A	14,052	757,684
*	Stoneridge, Inc.	95,048	2,751,640

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Strategic Education, Inc.	64,691	$5,129,349
*	Strattec Security Corp.	8,355	344,059
*	Stride, Inc.	101,879	3,123,610
	Superior Group of Cos, Inc.	41,255	965,780
*	Superior Industries International, Inc.	174,736	1,485,256
*	Tandy Leather Factory, Inc.	28,054	134,379
*	Tapestry, Inc.	405,302	17,144,275
	Target Corp.	551,687	144,017,891
*	Taylor Morrison Home Corp.	329,873	8,847,194
	Tempur Sealy International, Inc.	530,944	22,973,947
*	Tenneco, Inc., Class A	92,762	1,614,986
*	Terminix Global Holdings, Inc.	266,091	13,969,778
*	Tesla, Inc.	80,200	55,113,440
	Texas Roadhouse, Inc.	125,353	11,553,786
#	Thor Industries, Inc.	90,094	10,663,526
	Tilly's, Inc., Class A	59,084	876,216
	TJX Cos., Inc. (The)	277,736	19,111,014
	Toll Brothers, Inc.	293,970	17,423,602
*	TopBuild Corp.	118,884	24,096,598
	Tractor Supply Co.	200,553	36,286,054
	Travel & Leisure Co.	144,276	7,473,497
*	TravelCenters of America, Inc.	20,953	605,961
#*	Tri Pointe Homes, Inc.	343,264	8,279,528
#*	Tupperware Brands Corp.	17,349	362,421
*	Ulta Beauty, Inc.	75,466	25,341,483
*	Under Armour, Inc., Class A	239,786	4,903,624
*	Under Armour, Inc., Class C	273,802	4,797,011
*	Unifi, Inc.	68,050	1,605,300
#*	Unique Fabricating, Inc.	17,320	45,723
*	Universal Electronics, Inc.	35,567	1,662,402
*	Universal Technical Institute, Inc.	67,732	411,811
#*	Urban Outfitters, Inc.	240,516	8,942,385
*	Vail Resorts, Inc.	51,201	15,626,545
#*	Veoneer, Inc.	101,973	3,193,794
*	Vera Bradley, Inc.	86,670	954,237
	VF Corp.	347,732	27,888,106
*	Vince Holding Corp.	3,562	28,318
*	Vista Outdoor, Inc.	153,804	6,212,144
*	Visteon Corp.	64,748	7,384,509
*	VOXX International Corp.	82,262	939,432
#*	Wayfair, Inc., Class A	42,533	10,265,765
	Wendy's Co. (The)	650,531	15,098,825
	Weyco Group, Inc.	26,365	588,203
	Whirlpool Corp.	142,228	31,509,191
#	Williams-Sonoma, Inc.	242,049	36,718,833
	Wingstop, Inc.	64,824	11,104,999
	Winmark Corp.	7,748	1,633,433
	Winnebago Industries, Inc.	85,156	6,120,162
	Wolverine World Wide, Inc.	195,391	6,553,414
#*	WW International, Inc.	98,895	3,040,032
	Wyndham Hotels & Resorts, Inc.	123,589	8,905,823
#*	Wynn Resorts, Ltd.	73,771	7,253,902
#*	YETI Holdings, Inc.	111,288	10,720,373
	Yum! Brands, Inc.	109,405	14,374,723
*	Zovio, Inc.	111,556	273,312
*	Zumiez, Inc.	64,830	2,829,830
TOTAL CONSUMER DISCRETIONARY			4,342,774,874

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (5.7%)
	Alico, Inc.	19,128	$723,230
	Altria Group, Inc.	1,453,367	69,819,751
	Andersons, Inc. (The)	80,817	2,157,814
#*	Arcadia Biosciences, Inc.	6,872	16,149
	Archer-Daniels-Midland Co.	552,634	33,003,302
	B&G Foods, Inc.	155,718	4,472,221
#*	Beyond Meat, Inc.	16,243	1,993,016
#*	BJ's Wholesale Club Holdings, Inc.	194,754	9,862,343
#*	Boston Beer Co., Inc. (The), Class A	19,989	14,192,190
*	Bridgford Foods Corp.	11,491	150,187
	Brown-Forman Corp., Class A	59,147	3,956,343
	Brown-Forman Corp., Class B	310,975	22,054,347
	Bunge, Ltd.	265,143	20,583,051
	Calavo Growers, Inc.	46,176	2,601,556
	Cal-Maine Foods, Inc.	119,466	4,168,169
#	Campbell Soup Co.	381,394	16,674,546
	Casey's General Stores, Inc.	110,874	21,920,899
#*	Central Garden & Pet Co.	40,949	1,977,427
*	Central Garden & Pet Co., Class A	136,320	5,904,019
*	Chefs' Warehouse, Inc. (The)	79,060	2,286,415
	Church & Dwight Co., Inc.	236,607	20,485,434
	Clorox Co. (The)	132,095	23,894,665
	Coca-Cola Co. (The)	2,326,598	132,685,884
	Coca-Cola Consolidated, Inc.	26,301	10,498,044
*	Coffee Holding Co., Inc.	5,400	32,076
	Colgate-Palmolive Co.	256,442	20,387,139
	Conagra Brands, Inc.	504,569	16,898,016
	Constellation Brands, Inc., Class A	99,120	22,236,581
	Costco Wholesale Corp.	257,234	110,538,594
*	Coty, Inc., Class A	1,181,265	10,312,443
*	Cyanotech Corp.	2,301	7,041
*	Darling Ingredients, Inc.	422,245	29,164,462
	Edgewell Personal Care Co.	129,184	5,306,879
*	elf Beauty, Inc.	100,557	2,776,379
#	Energizer Holdings, Inc.	114,948	4,925,522
	Estee Lauder Cos., Inc. (The), Class A	167,757	56,002,319
*	Farmer Bros Co.	55,168	534,578
	Flowers Foods, Inc.	642,437	15,135,816
	Fresh Del Monte Produce, Inc.	120,866	3,729,925
*	Freshpet, Inc.	13,403	1,962,869
	General Mills, Inc.	588,402	34,633,342
#*	Grocery Outlet Holding Corp.	3,466	114,794
#*	Hain Celestial Group, Inc. (The)	210,561	8,403,490
*	Herbalife Nutrition, Ltd.	224,792	11,450,904
	Hershey Co. (The)	161,039	28,806,656
#	Hormel Foods Corp.	474,828	22,022,523
*	Hostess Brands, Inc.	313,386	5,042,381
#	Ingles Markets, Inc., Class A	34,084	2,036,860
	Ingredion, Inc.	170,040	14,931,212
	Inter Parfums, Inc.	72,071	5,540,098
	J&J Snack Foods Corp.	44,094	7,248,172
	JM Smucker Co. (The)	132,131	17,323,695
	John B. Sanfilippo & Son, Inc.	34,146	3,153,725
	Kellogg Co.	433,586	27,472,009
	Keurig Dr Pepper, Inc.	203,351	7,159,989
	Kimberly-Clark Corp.	118,509	16,084,041
	Kraft Heinz Co. (The)	376,701	14,491,687
	Kroger Co. (The)	1,411,169	57,434,578
	Lamb Weston Holdings, Inc.	183,430	12,247,621

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Lancaster Colony Corp.	63,417	$12,548,322
*	Landec Corp.	86,130	942,262
*	Lifevantage Corp.	21,105	171,373
*	Lifeway Foods, Inc.	20,990	132,657
#	Limoneira Co.	41,918	750,751
	McCormick & Co., Inc.	273,590	23,028,070
	McCormick & Co., Inc.	6,660	560,539
	Medifast, Inc.	40,257	11,493,776
#	MGP Ingredients, Inc.	67,874	4,048,684
*	Molson Coors Beverage Co., Class A	1,020	61,730
*	Molson Coors Beverage Co., Class B	236,351	11,555,200
	Mondelez International, Inc., Class A	545,190	34,488,719
*	Monster Beverage Corp.	259,795	24,503,864
#	National Beverage Corp.	156,420	7,098,340
*	Natural Alternatives International, Inc.	16,951	298,677
	Natural Grocers by Vitamin Cottage, Inc.	64,176	717,488
	Natural Health Trends Corp.	16,960	120,416
	Nature's Sunshine Products, Inc.	48,329	850,107
	Nu Skin Enterprises, Inc., Class A	136,476	7,327,396
#	Ocean Bio-Chem, Inc.	12,000	141,240
	Oil-Dri Corp. of America	14,194	504,881
	PepsiCo, Inc.	1,083,200	170,008,240
*	Performance Food Group Co.	95,709	4,385,386
	Philip Morris International, Inc.	329,158	32,945,424
*	Pilgrim's Pride Corp.	308,227	6,827,228
*	Post Holdings, Inc.	230,953	23,635,730
	PriceSmart, Inc.	70,873	6,360,143
	Procter & Gamble Co. (The)	1,437,839	204,503,841
#*	Rite Aid Corp.	62,051	943,175
*	Rocky Mountain Chocolate Factory, Inc.	12,203	102,139
*	S&W Seed Co.	68,983	229,024
	Sanderson Farms, Inc.	53,583	10,011,448
	Seaboard Corp.	1,240	5,096,400
*	Seneca Foods Corp., Class A	23,166	1,268,107
*	Seneca Foods Corp., Class B	1,999	108,926
*	Simply Good Foods Co. (The)	214,709	8,047,293
#	SpartanNash Co.	86,901	1,690,224
	Spectrum Brands Holdings, Inc.	104,302	9,110,780
#*	Sprouts Farmers Market, Inc.	287,252	7,060,654
	Sysco Corp.	441,566	32,764,197
#	Tootsie Roll Industries, Inc.	85,215	2,930,544
*	TreeHouse Foods, Inc.	134,179	5,957,548
	Turning Point Brands, Inc.	21,179	1,122,911
	Tyson Foods, Inc., Class A	343,534	24,548,940
*	United Natural Foods, Inc.	135,125	4,475,340
	United-Guardian, Inc.	4,655	71,361
	Universal Corp.	61,988	3,233,294
*	US Foods Holding Corp.	450,653	15,475,424
*	USANA Health Sciences, Inc.	82,590	7,868,349
#	Vector Group, Ltd.	254,631	3,401,870
#*	Veru, Inc.	50,478	346,784
#	Village Super Market, Inc., Class A	24,118	543,861
	Walgreens Boots Alliance, Inc.	634,403	29,912,101
	Walmart, Inc.	1,082,813	154,354,993
#	WD-40 Co.	29,801	7,241,345
#	Weis Markets, Inc.	64,746	3,408,877
#*	Willamette Valley Vineyards, Inc.	6,260	80,566
TOTAL CONSUMER STAPLES			1,953,046,377

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (2.8%)
	Adams Resources & Energy, Inc.	7,057	$188,563
	Antero Midstream Corp.	48,207	457,966
*	Antero Resources Corp.	585,727	7,965,887
	APA Corp.	137,496	2,578,050
*	Arch Resources, Inc.	36,473	2,397,006
	Archrock, Inc.	366,621	3,156,607
*	Ardmore Shipping Corp.	67,262	244,161
*	Aspen Aerogels, Inc.	52,539	1,978,093
	Baker Hughes Co.	508,327	10,796,865
	Berry Corp.	123,270	684,148
	Bonanza Creek Energy, Inc.	62,433	2,401,797
*	Bristow Group, Inc.	27,501	714,476
	Cabot Oil & Gas Corp.	654,351	10,469,616
	Cactus, Inc., Class A	81,536	2,938,557
*	California Resources Corp.	11,350	319,048
*	Callon Petroleum Co.	90,875	3,576,840
*	ChampionX Corp.	344,941	8,016,429
*	Cheniere Energy, Inc.	185,994	15,796,470
	Chesapeake Energy Corp.	12,965	700,758
	Chevron Corp.	861,133	87,671,951
	Cimarex Energy Co.	245,896	16,032,419
*	Clean Energy Fuels Corp.	521,664	3,917,697
*	CNX Resources Corp.	631,661	7,643,098
	ConocoPhillips	1,164,708	65,293,530
*	CONSOL Energy, Inc.	66,033	1,387,353
#*	Contango Oil & Gas Co.	10,500	40,110
#	Continental Resources, Inc.	265,155	9,055,043
	Core Laboratories NV	78,289	2,611,721
	CVR Energy, Inc.	217,104	2,965,641
#*	Dawson Geophysical Co.	158,454	429,410
	Delek US Holdings, Inc.	200,027	3,476,469
*	Denbury, Inc.	34,500	2,266,995
	Devon Energy Corp.	782,081	20,208,973
	DHT Holdings, Inc.	411,518	2,386,804
	Diamondback Energy, Inc.	111,510	8,600,766
*	DMC Global, Inc.	37,548	1,643,476
*	Dorian LPG, Ltd.	90,644	1,096,792
*	Dril-Quip, Inc.	85,013	2,429,672
*	DTE Midstream LLC	54,889	2,327,294
*	Earthstone Energy, Inc., Class A	76,272	749,754
	EnLink Midstream LLC	402,566	2,242,293
	EOG Resources, Inc.	550,688	40,123,128
*	Epsilon Energy, Ltd.	67,458	342,012
*	EQT Corp.	429,275	7,894,367
	Equitrans Midstream Corp.	377,885	3,106,215
	Evolution Petroleum Corp.	83,591	352,754
*	Exterran Corp.	84,070	368,227
	Exxon Mobil Corp.	1,876,779	108,046,167
#*	Forum Energy Technologies, Inc.	14,234	309,162
#*	Frank's International NV	575,145	1,581,649
*	Geospace Technologies Corp.	34,657	302,556
#*	Goodrich Petroleum Corp.	30,840	494,057
#*	Green Plains, Inc.	105,167	3,718,705
*	Gulf Island Fabrication, Inc.	72,244	329,433
	Halliburton Co.	1,108,386	22,921,422
*	Helix Energy Solutions Group, Inc.	358,173	1,486,418
	Helmerich & Payne, Inc.	204,874	5,873,738
	Hess Corp.	300,060	22,936,586
	HollyFrontier Corp.	379,160	11,147,304

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Independence Contract Drilling, Inc.	738	$2,332
	International Seaways, Inc.	67,341	1,107,759
	Kinder Morgan, Inc.	1,099,600	19,111,048
#*	KLX Energy Services Holdings, Inc.	10,488	63,243
#*	Laredo Petroleum, Inc.	13,619	749,862
*	Liberty Oilfield Services, Inc., Class A	121,398	1,237,046
*	Magnolia Oil & Gas Corp., Class A	6,858	96,012
#*	Mammoth Energy Services, Inc.	31,577	115,572
	Marathon Oil Corp.	1,400,160	16,227,854
	Marathon Petroleum Corp.	662,668	36,592,527
	Matador Resources Co.	296,353	9,157,308
*	MIND Technology, Inc.	50,830	100,643
	Murphy Oil Corp.	389,587	8,457,934
*	Nabors Industries, Ltd.	26,259	2,297,925
	NACCO Industries, Inc., Class A	11,718	293,770
*	Natural Gas Services Group, Inc.	35,498	354,980
	Navios Maritime Acquisition Corp.	14,951	35,733
*	Newpark Resources, Inc.	159,170	514,119
*	NexTier Oilfield Solutions, Inc.	503,559	1,923,595
	Nordic American Tankers, Ltd.	89,619	233,906
*	NOV, Inc.	653,830	9,029,392
	Occidental Petroleum Corp.	1,172,367	30,598,779
*	Oceaneering International, Inc.	251,830	3,339,266
#*	Oil States International, Inc.	146,957	831,777
	ONEOK, Inc.	497,674	25,864,118
*	Overseas Shipholding Group, Inc., Class A	132,112	351,418
	Ovintiv, Inc.	49,264	1,264,114
*	Par Pacific Holdings, Inc.	141,577	2,319,031
	Patterson-UTI Energy, Inc.	294,716	2,363,622
*	PBF Energy, Inc., Class A	304,333	2,790,734
	PDC Energy, Inc.	252,625	9,991,319
#*	Peabody Energy Corp.	193,825	2,269,691
*	Penn Virginia Corp.	38,492	711,717
	Phillips 66	262,444	19,271,263
	PHX Minerals, Inc.	2,371	7,160
	Pioneer Natural Resources Co.	273,693	39,786,751
*	PrimeEnergy Resources Corp.	3,139	163,228
*	ProPetro Holding Corp.	255,918	1,932,181
*	Range Resources Corp.	736,120	11,211,108
*	Ranger Energy Services, Inc.	17,872	143,870
*	Renewable Energy Group, Inc.	108,709	6,658,426
*	REX American Resources Corp.	14,981	1,228,442
#*	RPC, Inc.	342,480	1,438,416
*	SandRidge Energy, Inc.	46,447	277,753
	Schlumberger, N.V.	1,136,700	32,771,061
	Scorpio Tankers, Inc.	139,397	2,279,141
*	SEACOR Marine Holdings, Inc.	59,866	232,280
*	Select Energy Services, Inc., Class A	220,370	1,311,201
	SFL Corp., Ltd.	306,685	2,106,926
*	SilverBow Resources, Inc.	20,279	401,930
	SM Energy Co.	64,971	1,214,958
#*	Smart Sand, Inc.	51,796	146,583
	Solaris Oilfield Infrastructure, Inc., Class A	88,037	765,922
#*	Southwestern Energy Co.	1,760,890	8,293,792
*	Talos Energy, Inc.	138,909	1,603,010
	Targa Resources Corp.	414,652	17,460,996
*	Technip Energies NV, ADR	64,371	872,227
*	TechnipFMC P.L.C.	473,724	3,420,287
#*	Teekay Corp.	163,206	487,986

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Teekay Tankers, Ltd., Class A	80,956	$1,024,093
*	TETRA Technologies, Inc.	61,518	190,091
#	Texas Pacific Land Corp.	1,642	2,450,767
*	Tidewater, Inc.	93,284	1,055,975
#*	Transocean, Ltd.	119,721	432,193
*	US Silica Holdings, Inc.	187,416	1,892,902
	Valero Energy Corp.	367,416	24,605,850
*	W&T Offshore, Inc.	184,633	747,764
*	Whiting Petroleum Corp.	7,632	357,941
	Williams Cos., Inc. (The)	1,079,576	27,043,379
	World Fuel Services Corp.	190,402	6,561,253
TOTAL ENERGY			963,439,750
FINANCIALS — (13.8%)
	1st Constitution Bancorp	25,910	559,397
	1st Source Corp.	77,955	3,569,559
	ACNB Corp.	20,654	576,866
	Affiliated Managers Group, Inc.	76,375	12,100,855
*	Affinity Bancshares, Inc.	7,887	103,635
	Aflac, Inc.	427,496	23,512,280
*	Alleghany Corp.	20,575	13,643,282
	Allegiance Bancshares, Inc.	48,406	1,765,367
	Allstate Corp. (The)	375,976	48,895,679
	Ally Financial, Inc.	702,004	36,054,925
	Altabancorp	37,237	1,504,002
	A-Mark Precious Metals, Inc.	17,533	893,131
*	Ambac Financial Group, Inc.	64,306	933,723
	American Equity Investment Life Holding Co.	227,817	7,310,648
	American Express Co.	623,197	106,273,784
	American Financial Group, Inc.	167,502	21,187,328
	American International Group, Inc.	555,522	26,303,967
	American National Bankshares, Inc.	26,536	838,272
	American National Group, Inc.	43,227	7,131,590
	American River Bankshares	15,223	298,980
	Ameriprise Financial, Inc.	160,000	41,209,600
	Ameris Bancorp	203,508	9,892,524
	AMERISAFE, Inc.	58,101	3,323,377
	AmeriServ Financial, Inc.	18,864	71,495
	Ames National Corp.	21,956	517,942
	Aon P.L.C., Class A	233,196	60,637,956
*	Arch Capital Group, Ltd.	487,404	19,008,756
	Ares Management Corp., Class A	72,067	5,160,718
	Argo Group International Holdings, Ltd.	83,152	4,334,714
	Arrow Financial Corp.	41,840	1,508,332
	Arthur J Gallagher & Co.	155,115	21,609,071
#	Artisan Partners Asset Management, Inc., Class A	138,390	6,655,175
	Associated Banc-Corp	338,868	6,709,586
	Associated Capital Group, Inc., Class A	6,655	250,827
	Assurant, Inc.	126,219	19,918,620
	Assured Guaranty, Ltd.	194,573	9,302,535
*	Athene Holding, Ltd., Class A	171,751	11,098,550
#	Atlantic American Corp.	17,563	71,833
*	Atlantic Capital Bancshares, Inc.	80,075	1,921,800
	Atlantic Union Bankshares Corp.	208,582	7,398,404
*	Atlanticus Holdings Corp.	36,049	1,567,411
	Auburn National BanCorp, Inc.	5,123	173,260
	Axis Capital Holdings, Ltd.	186,997	9,512,537
*	Axos Financial, Inc.	164,349	7,864,100
	Banc of California, Inc.	132,871	2,274,752

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BancFirst Corp.	85,674	$4,753,194
*	Bancorp, Inc. (The)	188,264	4,399,730
	BancorpSouth Bank	248,919	6,422,110
	Bank of America Corp.	3,352,939	128,618,740
	Bank of Commerce Holdings	40,430	544,592
	Bank of Hawaii Corp.	108,068	9,046,372
	Bank of Marin Bancorp	31,927	1,107,867
	Bank of New York Mellon Corp. (The)	667,340	34,254,562
	Bank of NT Butterfield & Son, Ltd. (The)	153,258	5,078,970
	Bank of Princeton (The)	15,499	457,066
	Bank of South Carolina Corp.	10,128	212,992
	Bank of the James Financial Group, Inc.	8,408	134,276
	Bank OZK	282,555	11,502,814
	BankFinancial Corp.	41,987	479,492
	BankUnited, Inc.	261,972	10,368,852
	Bankwell Financial Group, Inc.	15,051	433,770
	Banner Corp.	83,217	4,413,830
	Bar Harbor Bankshares	36,327	1,040,405
*	Baycom Corp.	12,706	232,520
	BCB Bancorp, Inc.	42,624	641,065
*	Berkshire Bancorp, Inc.	1,150	13,076
*	Berkshire Hathaway, Inc., Class B	840,748	233,971,761
	Berkshire Hills Bancorp, Inc.	127,776	3,455,063
	BGC Partners, Inc., Class A	757,773	4,054,086
	BlackRock, Inc.	82,921	71,906,604
	Blackstone Group, Inc. (The)	108,362	12,490,888
*	Blucora, Inc.	75,507	1,273,048
	BOK Financial Corp.	130,601	10,971,790
*	Bridgewater Bancshares, Inc.	38,692	627,584
*	Brighthouse Financial, Inc.	52,344	2,253,933
	BrightSphere Investment Group, Inc.	237,670	5,939,373
	Brookline Bancorp, Inc.	251,461	3,613,495
	Brown & Brown, Inc.	346,735	18,862,384
	Bryn Mawr Bank Corp.	54,265	2,123,389
	Business First Bancshares, Inc.	2,673	62,308
	Byline Bancorp, Inc.	9,550	235,026
	C&F Financial Corp.	9,438	493,230
	Cadence BanCorp	342,101	6,499,919
	California First Leasing Corp.	4,858	90,480
	Cambridge Bancorp	6,983	597,605
	Camden National Corp.	46,551	2,084,088
*	Cannae Holdings, Inc.	219,986	7,314,534
#	Capital City Bank Group, Inc.	40,730	991,368
	Capital One Financial Corp.	244,403	39,519,965
	Capitol Federal Financial, Inc.	451,503	5,007,168
	Capstar Financial Holdings, Inc.	52,453	1,112,004
	Cathay General Bancorp	191,815	7,264,034
	Cboe Global Markets, Inc.	76,244	9,032,627
	CBTX, Inc.	34,416	905,141
*	CCUR Holdings, Inc.	4	26,952
	Central Pacific Financial Corp.	56,777	1,453,491
	Central Valley Community Bancorp	24,647	551,846
	Century Bancorp, Inc., Class A	13,628	1,558,771
	CF Bankshares, Inc.	6,476	121,101
	Charles Schwab Corp. (The)	571,128	38,808,148
	Chemung Financial Corp.	10,517	482,730
	Chubb, Ltd.	228,521	38,560,634
	Cincinnati Financial Corp.	188,921	22,270,007
	CIT Group, Inc.	176,002	8,490,336

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Citigroup, Inc.	998,090	$67,490,846
	Citizens & Northern Corp.	25,465	628,985
	Citizens Community Bancorp, Inc.	24,520	339,602
	Citizens Financial Group, Inc.	475,899	20,063,902
	Citizens Holding Co.	5,685	100,056
#*	Citizens, Inc.	80,221	429,985
	City Holding Co.	39,096	2,958,003
	Civista Bancshares, Inc.	35,622	815,388
	CME Group, Inc.	130,742	27,734,300
	CNA Financial Corp.	112,747	4,961,995
	CNB Financial Corp.	40,786	940,525
	CNO Financial Group, Inc.	360,876	8,242,408
*	Coastal Financial Corp.	12,903	377,026
	Codorus Valley Bancorp, Inc.	25,892	565,222
	Cohen & Steers, Inc.	131,992	10,983,054
	Colony Bankcorp, Inc.	20,874	373,645
	Columbia Banking System, Inc.	184,927	6,461,349
*	Columbia Financial, Inc.	80,139	1,445,708
	Comerica, Inc.	255,711	17,557,117
	Commerce Bancshares, Inc.	251,016	17,754,362
#	Community Bank System, Inc.	149,412	10,703,876
	Community Bankers Trust Corp.	55,574	589,084
	Community Financial Corp. (The)	15,436	564,340
	Community Trust Bancorp, Inc.	45,101	1,793,216
	Community West Bancshares	17,906	234,210
	ConnectOne Bancorp, Inc.	104,657	2,752,479
*	Consumer Portfolio Services, Inc.	186,105	924,942
	County Bancorp, Inc.	18,100	627,889
#	Cowen, Inc., Class A	63,922	2,555,602
	Crawford & Co., Class A	87,761	927,634
	Crawford & Co., Class B	71,792	743,047
#*	Credit Acceptance Corp.	55,438	26,874,679
#	Cullen/Frost Bankers, Inc.	113,352	12,164,937
*	Customers Bancorp, Inc.	95,711	3,466,652
	CVB Financial Corp.	373,495	7,118,815
	Diamond Hill Investment Group, Inc.	13,525	2,329,681
	Dime Community Bancshares, Inc.	147,446	4,868,667
	Discover Financial Services	389,048	48,366,447
	Donegal Group, Inc., Class A	66,991	1,036,351
	Donegal Group, Inc., Class B	5,678	86,873
*	Donnelley Financial Solutions, Inc.	98,704	3,179,256
	Eagle Bancorp Montana, Inc.	17,152	380,774
	Eagle Bancorp, Inc.	101,902	5,607,667
	East West Bancorp, Inc.	257,210	18,300,491
#*	eHealth, Inc.	61,247	3,185,456
*	Elevate Credit, Inc.	56,257	203,650
#	Elmira Savings Bank	7,695	110,808
#	Emclaire Financial Corp.	2,399	67,556
	Employers Holdings, Inc.	68,332	2,837,145
#*	Encore Capital Group, Inc.	75,381	3,568,537
*	Enova International, Inc.	134,547	4,452,160
*	Enstar Group, Ltd.	32,385	8,323,593
	Enterprise Bancorp, Inc.	18,776	613,975
	Enterprise Financial Services Corp.	97,648	4,352,171
	Equitable Holdings, Inc.	76,931	2,374,860
*	Equity Bancshares, Inc., Class A	40,149	1,182,790
#	Erie Indemnity Co., Class A	58,942	10,897,786
*	Esquire Financial Holdings, Inc.	17,523	422,830
	ESSA Bancorp, Inc.	19,001	310,286

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Essent Group, Ltd.	178,380	$8,057,425
	Evans Bancorp, Inc.	13,858	541,432
	Evercore, Inc., Class A	118,960	15,726,512
	Everest Re Group, Ltd.	57,189	14,459,095
*	EZCORP, Inc., Class A	139,628	798,672
	FactSet Research Systems, Inc.	60,961	21,780,146
	Farmers & Merchants Bancorp, Inc.	8,932	196,147
	Farmers National Banc Corp.	51,416	789,236
	FB Financial Corp.	139,020	5,256,346
	Federal Agricultural Mortgage Corp., Class A	2,460	229,616
	Federal Agricultural Mortgage Corp., Class C	26,328	2,566,980
	Federated Hermes, Inc.	265,579	8,615,383
	FedNat Holding Co.	42,906	108,552
*	FFBW, Inc.	15,405	177,003
#*	FG Financial Group, Inc.	8,932	62,524
#	Fidelity D&D Bancorp, Inc.	5,497	280,347
	Fidelity National Financial, Inc.	416,952	18,600,229
	Fifth Third Bancorp	780,570	28,326,885
	Financial Institutions, Inc.	51,721	1,522,666
	First American Financial Corp.	308,149	20,741,509
	First BanCorp	732,789	8,888,731
	First BanCorp	92,109	3,684,360
	First Bancorp, Inc. (The)	29,660	861,920
	First Bancshares, Inc.	569	8,535
	First Bancshares, Inc. (The)	29,331	1,131,297
	First Bank	36,002	479,727
	First Busey Corp.	154,306	3,641,622
	First Business Financial Services, Inc.	19,875	548,152
	First Capital, Inc.	6,938	297,432
#	First Citizens BancShares, Inc., Class A	22,584	17,674,013
	First Commonwealth Financial Corp.	289,300	3,810,081
	First Community Bancshares, Inc.	47,269	1,380,255
	First Community Corp.	20,414	417,466
	First Financial Bancorp	232,813	5,238,292
#	First Financial Bankshares, Inc.	268,216	13,099,669
	First Financial Corp.	23,250	931,162
	First Financial Northwest, Inc.	22,460	361,606
	First Foundation, Inc.	135,512	3,194,018
	First Guaranty Bancshares, Inc.	6,290	119,699
#	First Hawaiian, Inc.	20,596	567,008
	First Horizon Corp.	1,385,540	21,406,593
	First Internet Bancorp	23,535	712,640
	First Interstate BancSystem, Inc., Class A	117,743	4,935,787
	First Merchants Corp.	159,664	6,503,115
	First Mid Bancshares, Inc.	33,744	1,373,043
	First Midwest Bancorp, Inc.	273,585	4,908,115
#	First National Corp.	4,411	93,734
	First Northwest Bancorp	27,220	511,736
	First of Long Island Corp. (The)	57,058	1,229,600
	First Republic Bank	151,619	29,568,737
	First Savings Financial Group, Inc.	3,511	258,339
	First United Corp.	19,729	341,509
	First US Bancshares, Inc.	11,301	132,787
*	First Western Financial, Inc.	5,714	148,107
	FirstCash, Inc.	104,652	8,288,438
	Flagstar Bancorp, Inc.	131,022	5,995,567
	Flushing Financial Corp.	89,020	1,962,891
	FNB Corp.	771,885	8,845,802
#	Franklin Financial Services Corp.	2,735	92,334

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Franklin Resources, Inc.	449,353	$13,278,381
	FS Bancorp, Inc.	25,306	880,143
	Fulton Financial Corp.	389,814	5,971,950
*	FVCBankcorp, Inc.	7,445	141,455
	GAMCO Investors, Inc., Class A	31,662	852,974
*	Genworth Financial, Inc., Class A	715,120	2,388,501
#	German American Bancorp, Inc.	79,577	3,000,053
	Glacier Bancorp, Inc.	220,426	11,365,165
	Glen Burnie Bancorp	793	10,039
	Global Indemnity Group LLC, Class A	35,994	925,406
	Globe Life, Inc.	159,563	14,856,911
	Goldman Sachs Group, Inc. (The)	185,527	69,550,362
	Great Southern Bancorp, Inc.	36,452	1,896,598
	Great Western Bancorp, Inc.	149,868	4,615,934
*	Green Dot Corp., Class A	132,386	6,099,023
#	Greene County Bancorp, Inc.	1,937	59,911
	Greenhill & Co., Inc.	39,752	636,827
#*	Greenlight Capital Re, Ltd., Class A	68,485	602,668
	Guaranty Bancshares, Inc.	23,127	773,598
	Guaranty Federal Bancshares, Inc.	9,816	237,253
*	Hallmark Financial Services, Inc.	43,645	208,187
	Hamilton Lane, Inc., Class A	46,666	4,339,938
	Hancock Whitney Corp.	229,954	10,051,289
	Hanmi Financial Corp.	106,232	1,936,609
	Hanover Insurance Group, Inc. (The)	95,739	13,010,930
	HarborOne Bancorp, Inc.	93,608	1,274,005
	Harleysville Financial Corp.	711	17,668
	Hartford Financial Services Group, Inc. (The)	531,063	33,786,228
	Hawthorn Bancshares, Inc.	17,843	407,356
#	HCI Group, Inc.	32,040	3,219,379
	Heartland Financial USA, Inc.	118,089	5,387,220
#	Hennessy Advisors, Inc.	20,446	190,148
	Heritage Commerce Corp.	143,853	1,559,367
	Heritage Financial Corp.	86,202	2,085,226
	Heritage Insurance Holdings, Inc.	76,990	565,107
	Hilltop Holdings, Inc.	301,208	9,542,269
	Hingham Institution For Savings (The)	5,536	1,655,264
*	HMN Financial, Inc.	11,368	252,483
	Home Bancorp, Inc.	19,761	694,006
	Home BancShares, Inc.	415,260	8,795,207
	Home Federal Bancorp Inc of Louisiana	5,228	99,698
	HomeStreet, Inc.	57,218	2,157,691
	HomeTrust Bancshares, Inc.	14,545	382,970
	Hope Bancorp, Inc.	339,148	4,493,711
	Horace Mann Educators Corp.	99,530	3,962,289
	Horizon Bancorp, Inc.	112,389	1,878,020
	Houlihan Lokey, Inc.	94,105	8,384,755
*	Howard Bancorp, Inc.	46,613	918,276
	Huntington Bancshares, Inc.	2,645,933	37,254,737
*	HV Bancorp, Inc.	1,600	34,000
*	ICC Holdings, Inc.	4,514	72,721
	IF Bancorp, Inc.	6,461	146,471
#	Independence Holding Co.	33,517	1,499,551
	Independent Bank Corp.	78,268	5,531,982
	Independent Bank Corp.	57,752	1,214,525
	Independent Bank Group, Inc.	116,438	8,115,729
	Interactive Brokers Group, Inc., Class A	84,179	5,207,313
	Intercontinental Exchange, Inc.	315,151	37,764,544
	International Bancshares Corp.	202,040	7,895,723

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Invesco, Ltd.	599,951	$14,626,805
	Investar Holding Corp.	26,358	578,558
	Investors Bancorp, Inc.	601,778	8,316,572
	Investors Title Co.	5,686	946,890
	James River Group Holdings, Ltd.	80,533	2,929,791
	Janus Henderson Group P.L.C.	257,303	10,765,558
	Jefferies Financial Group, Inc.	486,320	16,140,961
	JPMorgan Chase & Co.	2,014,663	305,785,550
	Kearny Financial Corp.	222,528	2,677,012
	Kemper Corp.	165,791	10,943,864
	Kentucky First Federal Bancorp	16,790	120,216
	KeyCorp	1,039,211	20,430,888
	Kingstone Cos., Inc.	26,975	204,471
	Kinsale Capital Group, Inc.	24,672	4,407,529
	KKR & Co., Inc.	280,744	17,900,237
	Lake Shore Bancorp, Inc.	8,295	125,255
	Lakeland Bancorp, Inc.	125,286	2,050,932
	Lakeland Financial Corp.	73,806	4,935,407
	Landmark Bancorp, Inc.	11,868	327,675
	Lazard, Ltd., Class A	299,807	14,150,890
	LCNB Corp.	30,267	509,696
*	LendingClub Corp.	181,392	4,425,965
*	LendingTree, Inc.	7,865	1,535,405
	Level One Bancorp, Inc.	14,563	397,424
*	Limestone Bancorp, Inc.	14,697	244,264
	Lincoln National Corp.	253,699	15,632,932
	Live Oak Bancshares, Inc.	114,349	6,882,666
	Loews Corp.	314,936	16,890,018
	LPL Financial Holdings, Inc.	269,131	37,958,236
	Luther Burbank Corp.	6,429	83,320
	M&T Bank Corp.	149,418	19,999,599
	Macatawa Bank Corp.	97,654	812,481
	Mackinac Financial Corp.	30,395	616,107
*	Magyar Bancorp, Inc.	10,243	106,630
*	Maiden Holdings, Ltd.	245,444	829,601
*	MainStreet Bancshares, Inc.	3,548	85,507
*	Malvern Bancorp, Inc.	21,444	400,359
	Manning & Napier, Inc.	37,193	342,548
*	Markel Corp.	15,695	18,930,838
	MarketAxess Holdings, Inc.	44,651	21,216,816
	Marlin Business Services Corp.	33,916	765,145
	Marsh & McLennan Cos., Inc.	272,725	40,150,574
*	MBIA, Inc.	460,050	6,003,652
	Mercantile Bank Corp.	39,357	1,229,906
	Merchants Bancorp	3,508	128,533
	Mercury General Corp.	145,686	8,862,079
	Meridian Bancorp, Inc.	158,007	3,019,514
	Meridian Corp.	4,438	119,826
	Meta Financial Group, Inc.	128,221	6,372,584
	MetLife, Inc.	401,646	23,174,974
*	Metropolitan Bank Holding Corp.	10,356	735,587
	MGIC Investment Corp.	277,958	3,846,939
#	Mid Penn Bancorp, Inc.	5,767	150,230
	Middlefield Banc Corp.	17,126	411,880
	Midland States Bancorp, Inc.	50,496	1,242,707
	MidWestOne Financial Group, Inc.	27,498	801,017
*	MMA Capital Holdings, Inc.	16,416	452,425
	Moelis & Co., Class A	84,833	5,026,355
	Moody's Corp.	114,488	43,047,488

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Morgan Stanley	1,184,937	$113,730,253
	Morningstar, Inc.	84,700	21,397,761
*	Mr Cooper Group, Inc.	52,741	1,960,910
	MSCI, Inc., Class A	36,882	21,980,197
#	MVB Financial Corp.	27,926	1,157,533
	Nasdaq, Inc.	196,407	36,675,079
	National Bank Holdings Corp., Class A	90,788	3,219,342
	National Bankshares, Inc.	7,777	281,139
	National Security Group, Inc. (The)	2,402	25,461
	National Western Life Group, Inc., Class A	11,616	2,414,850
	Navient Corp.	515,204	10,525,618
	NBT Bancorp, Inc.	136,557	4,759,011
	Nelnet, Inc., Class A	93,672	7,053,502
	New York Community Bancorp, Inc.	689,481	8,122,086
»	NewStar Financial, Inc.	120,603	12,253
*	NI Holdings, Inc.	24,329	480,984
*	Nicholas Financial, Inc.	18,462	201,236
#*	Nicolet Bankshares, Inc.	23,280	1,685,239
*	NMI Holdings, Inc., Class A	207,959	4,579,257
	Northeast Bank	24,328	776,306
	Northern Trust Corp.	238,095	26,869,021
	Northfield Bancorp, Inc.	136,701	2,248,731
	Northrim BanCorp, Inc.	16,807	686,062
	Northwest Bancshares, Inc.	323,458	4,305,226
	Norwood Financial Corp.	10,571	265,332
#	Oak Valley Bancorp	15,008	262,340
	OceanFirst Financial Corp.	151,741	2,958,949
#	Oconee Federal Financial Corp.	2,225	46,503
*	Ocwen Financial Corp.	1,835	47,985
	OFG Bancorp	146,742	3,389,740
	Ohio Valley Banc Corp.	8,757	216,123
	Old National Bancorp	443,795	7,140,662
#	Old Point Financial Corp.	7,052	158,247
	Old Republic International Corp.	646,273	15,937,092
	Old Second Bancorp, Inc.	13,666	158,252
	OneMain Holdings, Inc.	338,136	20,626,296
	Oppenheimer Holdings, Inc., Class A	16,285	732,011
	Origin Bancorp, Inc.	23,289	947,397
	Orrstown Financial Services, Inc.	28,772	663,195
*	Pacific Mercantile Bancorp	58,543	490,005
	Pacific Premier Bancorp, Inc.	266,404	10,118,024
	PacWest Bancorp	193,140	7,690,835
*	Palomar Holdings, Inc.	3,188	259,599
#	Park National Corp.	41,386	4,714,279
	Parke Bancorp, Inc.	27,897	556,824
	Pathfinder Bancorp, Inc.	8,118	130,456
#*	Patriot National Bancorp, Inc.	5,433	48,136
#	PCB Bancorp	22,984	435,317
	PCSB Financial Corp.	36,841	664,612
	Peapack-Gladstone Financial Corp.	59,289	1,909,699
	Penns Woods Bancorp, Inc.	18,821	442,482
	Peoples Bancorp of North Carolina, Inc.	12,220	335,439
	Peoples Bancorp, Inc.	53,830	1,587,447
	Peoples Financial Services Corp.	8,101	347,533
	People's United Financial, Inc.	861,950	13,532,615
	Pinnacle Financial Partners, Inc.	162,141	14,529,455
	Piper Sandler Cos.	47,791	5,863,478
	PJT Partners, Inc., Class A	32,020	2,503,003
#	Plumas Bancorp	13,751	429,444

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	PNC Financial Services Group, Inc. (The)	215,458	$39,301,694
#*	Ponce de Leon Federal Bank	43,206	566,431
	Popular, Inc.	212,201	15,439,745
#*	PRA Group, Inc.	109,231	4,237,070
	Preferred Bank	47,770	2,817,475
	Premier Financial Bancorp, Inc.	36,475	620,804
	Premier Financial Corp.	102,494	2,744,789
	Primerica, Inc.	150,675	22,031,698
	Primis Financial Corp.	59,841	930,528
	Principal Financial Group, Inc.	320,691	19,924,532
	ProAssurance Corp.	128,826	2,612,591
	PROG Holdings, Inc.	181,144	7,928,673
	Progressive Corp. (The)	401,254	38,183,331
	Prosperity Bancshares, Inc.	197,607	13,474,821
	Provident Bancorp, Inc.	43,546	687,156
	Provident Financial Holdings, Inc.	18,377	309,836
	Provident Financial Services, Inc.	196,552	4,245,523
	Prudential Bancorp, Inc.	23,308	328,643
	Prudential Financial, Inc.	255,959	25,667,569
#	Pzena Investment Management, Inc., Class A	7,981	91,382
	QCR Holdings, Inc.	40,209	1,973,860
	Radian Group, Inc.	195,407	4,412,290
*	Randolph Bancorp, Inc.	14,267	303,316
	Raymond James Financial, Inc.	168,534	21,821,782
	RBB Bancorp	23,880	571,448
	Regional Management Corp.	33,931	1,755,251
	Regions Financial Corp.	1,070,822	20,613,323
	Reinsurance Group of America, Inc.	94,766	10,441,318
	RenaissanceRe Holdings, Ltd.	85,190	13,007,661
	Renasant Corp.	143,491	5,048,013
	Republic Bancorp, Inc., Class A	43,711	2,131,348
#*	Republic First Bancorp, Inc.	149,282	550,851
	Riverview Bancorp, Inc.	59,634	416,245
	RLI Corp.	99,196	10,750,862
#	S&P Global, Inc.	119,120	51,069,126
	S&T Bancorp, Inc.	120,702	3,554,674
*	Safeguard Scientifics, Inc.	52,713	409,053
	Safety Insurance Group, Inc.	43,285	3,316,497
	Salisbury Bancorp, Inc.	7,079	334,907
	Sandy Spring Bancorp, Inc.	115,455	4,801,773
	Santander Consumer USA Holdings, Inc.	629,249	25,818,086
	SB Financial Group, Inc.	17,474	321,172
	Seacoast Banking Corp. of Florida	71,438	2,171,001
*	Security National Financial Corp., Class A	38,871	328,460
	SEI Investments Co.	277,051	16,844,701
*	Select Bancorp, Inc.	42,219	671,282
	Selective Insurance Group, Inc.	168,882	13,738,551
	ServisFirst Bancshares, Inc.	135,957	9,663,824
	Severn Bancorp, Inc.	33,252	402,017
	Shore Bancshares, Inc.	28,072	486,768
	Sierra Bancorp	40,483	976,855
	Signature Bank	79,421	18,026,184
	Silvercrest Asset Management Group, Inc., Class A	27,562	439,890
	Simmons First National Corp., Class A	259,569	7,065,468
*	SiriusPoint, Ltd.	315,513	3,092,027
	SLM Corp.	1,054,096	19,848,628
	SmartFinancial, Inc.	22,886	557,732
	Sound Financial Bancorp, Inc.	5,599	251,955
	South State Corp.	178,518	12,289,179

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Southern First Bancshares, Inc.	22,117	$1,095,455
	Southern Missouri Bancorp, Inc.	15,829	710,406
	Southside Bancshares, Inc.	105,817	3,813,645
	Spirit of Texas Bancshares, Inc.	29,059	676,494
	State Auto Financial Corp.	115,700	5,785,000
	State Street Corp.	310,280	27,037,799
	Sterling Bancorp	471,980	10,246,686
*	Sterling Bancorp, Inc.	22,217	106,197
	Stewart Information Services Corp.	78,705	4,644,382
	Stifel Financial Corp.	208,668	13,884,769
	Stock Yards Bancorp, Inc.	59,637	2,841,107
*	StoneX Group, Inc.	46,863	3,024,069
	Summit Financial Group, Inc.	17,934	416,965
	Summit State Bank	13,468	219,057
*	SVB Financial Group	72,523	39,884,749
	Synchrony Financial	927,351	43,604,044
	Synovus Financial Corp.	394,604	16,139,304
	T Rowe Price Group, Inc.	215,541	44,004,851
	Territorial Bancorp, Inc.	24,002	613,011
*	Texas Capital Bancshares, Inc.	133,457	8,405,122
	TFS Financial Corp.	316,921	6,173,621
	Timberland Bancorp, Inc.	20,578	591,823
	Tiptree, Inc.	128,893	1,238,662
	Tompkins Financial Corp.	40,757	3,128,100
	Towne Bank	226,260	6,744,811
	Tradeweb Markets, Inc., Class A	6,193	537,119
	Travelers Cos., Inc. (The)	304,649	45,368,329
	TriCo Bancshares	97,972	3,863,036
*	TriState Capital Holdings, Inc.	78,072	1,585,642
*	Triumph Bancorp, Inc.	89,285	6,844,588
	Truist Financial Corp.	679,605	36,990,900
*	Trupanion, Inc.	1,537	176,786
	TrustCo Bank Corp. NY	55,199	1,856,342
	Trustmark Corp.	178,638	5,362,713
	U.S. Bancorp.	909,248	50,499,634
	UMB Financial Corp.	116,592	10,913,011
	Umpqua Holdings Corp.	547,964	10,340,081
*	Unico American Corp.	5,450	22,291
	Union Bankshares, Inc.	2,439	78,414
	United Bancorp, Inc.	11,080	143,486
#	United Bancshares, Inc.	6,375	219,300
	United Bankshares, Inc.	324,815	11,219,110
	United Community Banks, Inc.	240,321	6,923,648
	United Fire Group, Inc.	64,939	1,618,280
	United Insurance Holdings Corp.	103,419	452,975
	United Security Bancshares	45,844	369,961
	Unity Bancorp, Inc.	24,920	553,473
	Universal Insurance Holdings, Inc.	125,081	1,771,147
	Univest Financial Corp.	91,053	2,491,210
	Unum Group	324,774	8,898,808
#	US Global Investors, Inc., Class A	14,134	81,977
	Valley National Bancorp	865,224	11,152,737
	Value Line, Inc.	7,363	235,616
	Veritex Holdings, Inc.	91,340	3,064,457
#	Victory Capital Holdings, Inc., Class A	8,635	263,281
	Virtu Financial, Inc., Class A	207,544	5,342,183
	Virtus Investment Partners, Inc.	23,545	6,501,481
	Voya Financial, Inc.	250,373	16,124,021
	Walker & Dunlop, Inc.	110,689	11,454,098

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Washington Federal, Inc.	175,486	$5,662,933
	Washington Trust Bancorp, Inc.	45,156	2,201,355
	Waterstone Financial, Inc.	88,635	1,748,769
	Webster Financial Corp.	242,976	11,687,146
	Wells Fargo & Co.	1,742,572	80,053,758
	WesBanco, Inc.	174,114	5,620,400
	West BanCorp, Inc.	53,638	1,581,248
	Westamerica BanCorp	64,359	3,575,142
	Western Alliance Bancorp	286,541	26,596,736
	Western New England Bancorp, Inc.	81,646	690,725
	Westwood Holdings Group, Inc.	21,421	543,022
	White Mountains Insurance Group, Ltd.	7,435	8,413,223
	Willis Towers Watson P.L.C.	101,246	20,864,776
	Wintrust Financial Corp.	150,048	10,713,427
#	WisdomTree Investments, Inc.	331,125	2,046,352
#*	World Acceptance Corp.	29,908	5,669,660
	WR Berkley Corp.	219,982	16,096,083
	WSFS Financial Corp.	127,999	5,603,796
	WVS Financial Corp.	2,157	35,051
	Zions Bancorp NA	271,529	14,160,237
TOTAL FINANCIALS			4,772,053,932
HEALTH CARE — (11.9%)
*	10X Genomics, Inc., Class A	3,100	568,013
	Abbott Laboratories	617,535	74,709,384
	AbbVie, Inc.	1,165,578	135,556,721
*	ABIOMED, Inc.	38,341	12,542,875
#*	Acadia Healthcare Co., Inc.	259,931	16,042,941
#*	ACADIA Pharmaceuticals, Inc.	47,668	1,031,059
*	Acceleron Pharma, Inc.	16,850	2,107,261
#*	Accuray, Inc.	79,188	324,671
#»	Achillion Pharmaceuticals, Inc.	448,234	649,939
*	Addus HomeCare Corp.	31,656	2,747,424
#*	Adverum Biotechnologies, Inc.	188,597	428,115
*	Aeglea BioTherapeutics, Inc.	65,850	403,661
	Agilent Technologies, Inc.	156,122	23,922,574
#*	Agios Pharmaceuticals, Inc.	24,906	1,197,730
*	Akebia Therapeutics, Inc.	229,508	566,885
#*	Albireo Pharma, Inc.	29,734	850,690
#*	Aldeyra Therapeutics, Inc.	60,566	539,037
*	Align Technology, Inc.	15,575	10,837,085
*	Alkermes P.L.C.	110,295	2,853,332
*	Allscripts Healthcare Solutions, Inc.	336,013	5,739,102
#*	Alnylam Pharmaceuticals, Inc.	26,131	4,675,881
#*	Alpine Immune Sciences, Inc.	19,427	171,735
*	Amedisys, Inc.	67,149	17,500,372
#*	American Shared Hospital Services	3,958	11,241
	AmerisourceBergen Corp.	188,916	23,079,868
	Amgen, Inc.	480,932	116,164,315
*	Amicus Therapeutics, Inc.	7,731	71,821
*	AMN Healthcare Services, Inc.	170,793	17,174,944
*	Amphastar Pharmaceuticals, Inc.	123,734	2,592,227
*	AnaptysBio, Inc.	60,000	1,378,800
*	AngioDynamics, Inc.	120,664	3,213,282
*	ANI Pharmaceuticals, Inc.	32,722	1,110,257
*	Anika Therapeutics, Inc.	34,330	1,377,663
	Anthem, Inc.	185,833	71,361,730
#*	Applied Genetic Technologies Corp.	47,982	172,735
*	Apyx Medical Corp.	71,717	645,453

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Aravive, Inc.	28,295	$117,424
#*	Ardelyx, Inc.	168,231	292,722
*	Arena Pharmaceuticals, Inc.	104,842	6,485,526
*	Arrowhead Pharmaceuticals, Inc.	12,019	832,797
*	Arvinas, Inc.	1,953	197,448
#*	Assembly Biosciences, Inc.	82,694	286,948
	AstraZeneca P.L.C., Sponsored ADR	371,070	21,240,047
*	Atara Biotherapeutics, Inc.	136,874	1,745,144
*	AtriCure, Inc.	16,227	1,370,532
	Atrion Corp.	4,902	3,083,064
*	Avanos Medical, Inc.	114,651	4,349,859
*	Avantor, Inc.	253,735	9,535,361
#*	Avrobio, Inc.	12,944	95,268
*	AxoGen, Inc.	12,702	258,740
*	Axonics, Inc.	8,500	577,575
	Baxter International, Inc.	296,235	22,913,777
	Becton Dickinson and Co.	85,776	21,937,212
*	BioDelivery Sciences International, Inc.	17,342	65,206
*	Biogen, Inc.	145,234	47,452,305
*	Biohaven Pharmaceutical Holding Co., Ltd.	2,517	317,167
*	BioMarin Pharmaceutical, Inc.	91,526	7,022,790
*	Bio-Rad Laboratories, Inc., Class A	26,353	19,488,307
	Bio-Techne Corp.	32,108	15,483,762
#*	Bluebird Bio, Inc.	47,776	1,213,988
*	Blueprint Medicines Corp.	4,121	362,112
*	Boston Scientific Corp.	348,414	15,887,678
#*	Bridgebio Pharma, Inc.	1,467	78,411
	Bristol-Myers Squibb Co.	1,345,402	91,312,434
*	Brookdale Senior Living, Inc.	464,771	3,495,078
	Bruker Corp.	255,048	20,977,698
*	Calithera Biosciences, Inc.	136,322	265,828
#*	Cara Therapeutics, Inc.	16,136	193,148
	Cardinal Health, Inc.	585,901	34,790,801
*	Cardiovascular Systems, Inc.	29,839	1,202,213
*	CareDx, Inc.	18,015	1,513,981
#*	Cassava Sciences, Inc.	8,330	579,185
*	Castlight Health, Inc., Class B	163,791	381,633
*	Catalent, Inc.	217,595	26,070,057
*	Catalyst Biosciences, Inc.	55,853	227,322
*	Catalyst Pharmaceuticals, Inc.	60,292	352,105
*	Celldex Therapeutics, Inc.	70,854	3,099,863
*	Centene Corp.	477,162	32,738,085
	Cerner Corp.	411,945	33,116,259
*	Change Healthcare, Inc.	312,164	6,777,080
*	Charles River Laboratories International, Inc.	109,328	44,487,750
#*	Chembio Diagnostics, Inc.	30,538	86,728
	Chemed Corp.	40,979	19,506,824
#*	ChemoCentryx, Inc.	16,807	248,407
#*	Chiasma, Inc.	51,748	206,992
*	Chimerix, Inc.	199,549	1,323,010
	Cigna Corp.	277,181	63,610,268
*	Codexis, Inc.	3,161	66,887
#*	Collegium Pharmaceutical, Inc.	38,512	958,564
*	Community Health Systems, Inc.	187,097	2,492,132
	Computer Programs and Systems, Inc.	35,295	1,114,263
*	Concert Pharmaceuticals, Inc.	73,255	243,939
	CONMED Corp.	58,634	8,087,974
#»	Contra Aduro Biotech I	19,543	18,761
*»	Contra Clementia Pharm, Inc	1,000	0

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
»	Contra Pfenex, Inc.	44,829	$33,622
	Cooper Cos., Inc. (The)	43,578	18,379,893
*	Corcept Therapeutics, Inc.	274,763	5,706,828
*	CorVel Corp.	59,204	8,337,107
#*	Corvus Pharmaceuticals, Inc.	39,229	81,989
*	Covetrus, Inc.	108,318	2,757,776
#*	CRISPR Therapeutics AG	10,154	1,228,837
*	Cross Country Healthcare, Inc.	112,414	1,845,838
*	CryoLife, Inc.	84,102	2,270,754
*	Cumberland Pharmaceuticals, Inc.	40,261	130,848
#*	Cutera, Inc.	12,065	626,777
	CVS Health Corp.	829,846	68,346,117
*	Cyclerion Therapeutics, Inc.	3,615	10,520
*	Cymabay Therapeutics, Inc.	126,914	500,041
#*	CytomX Therapeutics, Inc.	75,485	408,374
	Danaher Corp.	251,761	74,896,380
*	DaVita, Inc.	296,876	35,699,339
*	Denali Therapeutics, Inc.	96,021	4,899,952
	DENTSPLY SIRONA, Inc.	234,150	15,463,266
*	DexCom, Inc.	18,057	9,308,564
*	Eagle Pharmaceuticals, Inc.	15,105	702,383
#*	Editas Medicine, Inc.	2,612	109,338
*	Edwards Lifesciences Corp.	119,180	13,380,339
*	Elanco Animal Health, Inc.	337,955	12,325,219
#*»	Elanco Animal Health, Inc.	131,780	0
*	Electromed, Inc.	13,044	153,137
	Eli Lilly and Co.	538,596	131,148,126
*	Emergent BioSolutions, Inc.	78,653	5,183,233
*	Enanta Pharmaceuticals, Inc.	48,417	2,045,618
	Encompass Health Corp.	312,208	25,991,316
*	Endo International P.L.C.	423,800	2,144,428
#*	Enochian Biosciences, Inc.	36,985	184,185
	Ensign Group, Inc. (The)	169,224	14,395,886
*	Envista Holdings Corp.	196,246	8,454,278
*	Enzo Biochem, Inc.	121,470	395,992
#*	Epizyme, Inc.	110,696	733,914
#*	Evolent Health, Inc., Class A	175,947	4,036,224
#*	Exact Sciences Corp.	63,961	6,897,554
*	Exelixis, Inc.	469,222	7,906,391
#*	Eyenovia, Inc.	12,546	53,070
#*	Fate Therapeutics, Inc.	35,189	2,913,649
#*	FibroGen, Inc.	56,657	736,541
*	Five Star Senior Living, Inc.	204	1,159
*	FONAR Corp.	17,731	300,009
#*	Fulgent Genetics, Inc.	12,886	1,188,734
#*	G1 Therapeutics, Inc.	76,749	1,328,525
	Gilead Sciences, Inc.	912,518	62,315,854
#*	Glaukos Corp.	5,398	275,298
#*	Global Blood Therapeutics, Inc.	66,950	1,829,744
*	Globus Medical, Inc., Class A	159,735	13,285,160
*	GlycoMimetics, Inc.	109,811	221,818
*	Great Elm Group, Inc.	61,827	141,584
*	Guardant Health, Inc.	23,733	2,605,883
*	Haemonetics Corp.	109,830	6,676,566
#*	Halozyme Therapeutics, Inc.	36,411	1,504,867
*	Hanger, Inc.	70,228	1,723,395
*	Harvard Bioscience, Inc.	104,293	822,872
	HCA Healthcare, Inc.	138,542	34,386,124
#*	Health Catalyst, Inc.	926	53,764

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	HealthEquity, Inc.	3,851	$284,897
*	HealthStream, Inc.	75,703	2,211,285
*	Henry Schein, Inc.	175,487	14,065,283
#*	Heron Therapeutics, Inc.	36,977	457,036
*	Heska Corp.	12,145	2,923,302
	Hill-Rom Holdings, Inc.	158,694	21,972,771
*	Hologic, Inc.	394,615	29,611,910
*	Horizon Therapeutics P.L.C.	334,658	33,472,493
	Humana, Inc.	119,931	51,073,816
*	ICU Medical, Inc.	41,541	8,444,870
*	IDEXX Laboratories, Inc.	79,980	54,268,829
*	Illumina, Inc.	24,229	12,011,527
*	ImmuCell Corp.	6,242	63,668
*	Incyte Corp.	61,966	4,793,070
*	InfuSystem Holdings, Inc.	40,643	741,735
*	Innoviva, Inc.	225,749	3,201,121
*	Inogen, Inc.	47,644	3,800,562
*	Inovalon Holdings, Inc., Class A	86,643	3,282,037
*	Insulet Corp.	8,002	2,238,079
*	Integer Holdings Corp.	75,875	7,427,404
*	Integra LifeSciences Holdings Corp.	164,854	11,933,781
*	Intellia Therapeutics, Inc.	127,571	18,095,946
#*	Intra-Cellular Therapies, Inc.	147,126	5,050,836
*	IntriCon Corp.	22,660	543,840
*	Intuitive Surgical, Inc.	21,050	20,870,233
#*	Invacare Corp.	81,904	592,166
#*	Ionis Pharmaceuticals, Inc.	75,712	2,811,944
*	IQVIA Holdings, Inc.	143,135	35,454,540
*	iRadimed Corp.	2,040	68,666
*	IRIDEX Corp.	15,940	104,248
#*	Ironwood Pharmaceuticals, Inc.	129,702	1,721,146
*	IVERIC bio, Inc.	62,378	538,322
*	Jazz Pharmaceuticals P.L.C.	85,223	14,447,003
	Johnson & Johnson	2,037,810	350,910,882
*	Joint Corp. (The)	5,013	395,977
*	Jounce Therapeutics, Inc.	95,220	479,909
#*	Kala Pharmaceuticals, Inc.	45,256	156,133
#*	KalVista Pharmaceuticals, Inc.	34,070	686,170
*	Karuna Therapeutics, Inc.	237	27,070
*	Kewaunee Scientific Corp.	6,314	84,102
*	Kindred Biosciences, Inc.	92,842	846,719
*	Kiniksa Pharmaceuticals, Ltd., Class A	23,728	363,750
*	Kura Oncology, Inc.	78,799	1,492,453
*	Laboratory Corp. of America Holdings	125,644	37,209,471
#*	Lannett Co., Inc.	101,012	468,696
*	Lantheus Holdings, Inc.	134,078	3,508,821
#	LeMaitre Vascular, Inc.	45,634	2,485,228
*	LENSAR, Inc.	35,748	290,631
*	LHC Group, Inc.	71,423	15,368,801
*	Ligand Pharmaceuticals, Inc.	33,228	3,771,710
*	LivaNova P.L.C.	109,664	9,464,003
#*	Lumos Pharma, Inc.	2,606	19,806
#*	MacroGenics, Inc.	109,767	2,739,784
#*	Madrigal Pharmaceuticals, Inc.	22,282	1,945,664
*	Magellan Health, Inc.	82,347	7,766,969
#*	Marinus Pharmaceuticals, Inc.	7,043	103,532
*	Masimo Corp.	49,872	13,584,634
	McKesson Corp.	161,071	32,831,102
#*»	MedCath Corp.	26,258	0

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	MEDNAX, Inc.	172,084	$5,011,086
*	Medpace Holdings, Inc.	64,490	11,346,371
	Medtronic P.L.C.	450,686	59,179,579
	Merck & Co., Inc.	1,813,335	139,391,061
*	Meridian Bioscience, Inc.	108,174	2,217,567
*	Merit Medical Systems, Inc.	118,231	8,286,811
#*	Merrimack Pharmaceuticals, Inc.	38,029	212,962
#*	Mersana Therapeutics, Inc.	44,631	490,941
*	Mettler-Toledo International, Inc.	25,652	37,803,609
*	Minerva Neurosciences, Inc.	122,253	224,946
*	Mirati Therapeutics, Inc.	361	57,782
#*	Misonix, Inc.	2,276	60,405
*	Moderna, Inc.	18,293	6,468,405
*	ModivCare, Inc.	44,020	7,483,400
#*	Molecular Templates, Inc.	66,461	465,227
*	Molina Healthcare, Inc.	172,383	47,062,283
*	Morphic Holding, Inc.	174	10,026
*	Myriad Genetics, Inc.	210,588	6,660,898
*	Natera, Inc.	7,189	823,284
	National HealthCare Corp.	36,892	2,864,664
#	National Research Corp.	38,542	2,034,247
*	Natus Medical, Inc.	81,306	2,170,870
#*	Nektar Therapeutics	48,899	772,115
*	Neogen Corp.	136,724	5,955,697
#*	NeoGenomics, Inc.	126,762	5,843,728
*	Neurocrine Biosciences, Inc.	42,269	3,939,893
*	NextGen Healthcare, Inc.	150,138	2,435,238
*	Novavax, Inc.	442	79,264
*	Novocure, Ltd.	16,434	2,531,000
*	NuVasive, Inc.	104,060	6,654,637
*	Omnicell, Inc.	75,377	11,042,731
*	Opiant Pharmaceuticals, Inc.	5,178	83,469
#*	OPKO Health, Inc.	148,435	510,616
*	OptimizeRx Corp.	1,871	103,410
*	Option Care Health, Inc.	4,832	100,119
*	OraSure Technologies, Inc.	181,321	2,137,775
*	Organon & Co.	203,829	5,913,079
*	Orthofix Medical, Inc.	46,834	1,861,183
*	Otonomy, Inc.	84,471	151,203
	Owens & Minor, Inc.	195,119	9,024,254
*	Pacira BioSciences, Inc.	53,983	3,182,298
	Patterson Cos., Inc.	224,903	7,001,230
#*»	PDL BioPharma, Inc.	458,319	424,541
*	Pennant Group, Inc. (The)	85,823	2,936,863
*	Penumbra, Inc.	9,215	2,453,309
	PerkinElmer, Inc.	140,161	25,541,539
	Perrigo Co. P.L.C.	230,777	11,084,219
#*	PetIQ, Inc.	51,857	1,833,664
	Pfizer, Inc.	3,366,832	144,134,078
	Phibro Animal Health Corp., Class A	55,801	1,320,810
	Premier, Inc., Class A	232,042	8,269,977
*	Prestige Consumer Healthcare, Inc.	119,463	6,277,781
#*	Pro-Dex, Inc.	6,861	210,495
#»	Progenic Pharmaceuticals, Inc.	132,661	7,044
#	ProPhase Labs, Inc.	8,768	62,779
*	Protagonist Therapeutics, Inc.	58,591	2,896,153
*	Prothena Corp. P.L.C.	147,751	7,402,325
*	Psychemedics Corp.	7,568	55,625
#*	PTC Therapeutics, Inc.	8,705	333,663

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Quest Diagnostics, Inc.	173,654	$24,624,137
#*	Quidel Corp.	69,469	9,827,779
*	R1 RCM, Inc.	155,128	3,321,290
*	RadNet, Inc.	96,052	3,528,950
*	Regeneron Pharmaceuticals, Inc.	41,701	23,961,812
*	REGENXBIO, Inc.	84,994	2,747,006
*	Repligen Corp.	49,692	12,209,324
	ResMed, Inc.	101,037	27,461,857
#*	Rhythm Pharmaceuticals, Inc.	43,899	759,014
#*	Rigel Pharmaceuticals, Inc.	139,659	558,636
#*	Rocket Pharmaceuticals, Inc.	61,848	2,215,395
#	Royalty Pharma P.L.C., Class A	24,444	933,761
*	Sage Therapeutics, Inc.	27,640	1,208,697
#*	Sangamo Therapeutics, Inc.	285,324	2,733,404
#*	Sarepta Therapeutics, Inc.	33,318	2,258,294
#*	scPharmaceuticals, Inc.	9,561	52,394
*	Seagen, Inc.	48,429	7,428,524
*	SeaSpine Holdings Corp.	65,310	1,279,423
	Select Medical Holdings Corp.	496,656	19,593,079
*	Sensus Healthcare, Inc.	26,485	98,524
*	Sharps Compliance Corp.	23,834	237,863
*	Shockwave Medical, Inc.	1,007	183,274
*	SI-BONE, Inc.	3,566	108,192
#*	SIGA Technologies, Inc.	14,990	95,486
#	Simulations Plus, Inc.	9,442	445,568
#*	Spectrum Pharmaceuticals, Inc.	299,834	965,465
#*	Spero Therapeutics, Inc.	48,483	646,763
*	SpringWorks Therapeutics, Inc.	3,424	293,437
*	STAAR Surgical Co.	16,877	2,158,906
#*	Star Equity Holdings, Inc.	2,380	8,568
#*»	Steadymed, Ltd.	10,116	0
	STERIS P.L.C.	123,053	26,819,401
*	Strata Skin Sciences, Inc.	15,712	22,468
	Stryker Corp.	83,305	22,570,657
*	Supernus Pharmaceuticals, Inc.	129,288	3,404,153
#*	Surface Oncology, Inc.	18,978	114,058
#*	Surgalign Holdings, Inc.	194,049	211,513
*	Surgery Partners, Inc.	94,963	5,181,181
*	Surmodics, Inc.	43,052	2,372,596
#*	Syndax Pharmaceuticals, Inc.	58,949	859,476
*	Syneos Health, Inc.	211,396	18,955,879
*	Synlogic, Inc.	86,658	273,839
#*	Syros Pharmaceuticals, Inc.	44,318	204,749
*	Tactile Systems Technology, Inc.	11,971	586,340
#*	Taro Pharmaceutical Industries, Ltd.	58,647	4,175,666
#*	Teladoc Health, Inc.	18,231	2,706,392
	Teleflex, Inc.	32,713	13,001,128
*	Tenet Healthcare Corp.	212,055	15,234,031
	Thermo Fisher Scientific, Inc.	216,948	117,154,089
#*	Tivity Health, Inc.	81,938	2,055,005
#*	Travere Therapeutics, Inc.	85,964	1,182,005
#*	Triple-S Management Corp., Class B	56,731	1,380,265
*	Twist Bioscience Corp.	3,630	446,672
*	Ultragenyx Pharmaceutical, Inc.	32,869	2,623,932
*	United Therapeutics Corp.	107,666	19,587,675
	UnitedHealth Group, Inc.	549,714	226,603,105
	Universal Health Services, Inc., Class B	140,010	22,459,004
#	US Physical Therapy, Inc.	25,867	3,056,445
	Utah Medical Products, Inc.	8,679	775,903

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Vanda Pharmaceuticals, Inc.	130,996	$2,136,545
#*	Varex Imaging Corp.	94,062	2,567,893
*	Veeva Systems, Inc., Class A	22,665	7,540,872
*	Verastem, Inc.	33,906	109,516
#*	Vericel Corp.	35,671	1,888,423
*	Vertex Pharmaceuticals, Inc.	85,702	17,275,809
	Viatris, Inc.	1,114,599	15,682,408
*	ViewRay, Inc.	55,142	366,143
#*	Viking Therapeutics, Inc.	15,900	97,785
*	Vocera Communications, Inc.	17,811	747,350
*	Waters Corp.	45,107	17,583,160
	West Pharmaceutical Services, Inc.	75,626	31,137,493
#	XBiotech, Inc.	9,859	159,716
#*	Xencor, Inc.	114,762	3,532,374
#*	Y-mAbs Therapeutics, Inc.	3,142	104,000
	Zimmer Biomet Holdings, Inc.	131,131	21,429,428
	Zoetis, Inc.	347,296	70,396,899
#*	Zogenix, Inc.	65,323	1,058,886
#*	Zynerba Pharmaceuticals, Inc.	7,863	34,676
TOTAL HEALTH CARE			4,116,328,697
INDUSTRIALS — (13.9%)
	3M Co.	456,981	90,454,819
#	AAON, Inc.	148,654	9,238,846
*	AAR Corp.	113,597	4,062,229
	ABM Industries, Inc.	168,603	7,838,353
#*	Acacia Research Corp.	39,294	221,618
	ACCO Brands Corp.	327,068	2,923,988
#	Acme United Corp.	7,309	309,171
	Acuity Brands, Inc.	83,144	14,581,795
#	ADT, Inc.	92,857	974,070
	Advanced Drainage Systems, Inc.	120,583	14,721,978
*	AECOM	357,135	22,485,220
#	Aerojet Rocketdyne Holdings, Inc.	209,080	9,864,394
*	AeroVironment, Inc.	50,092	5,064,301
	AGCO Corp.	212,682	28,097,419
	Air Lease Corp.	323,318	13,695,750
#*	Air T, Inc.	6,373	195,205
*	Air Transport Services Group, Inc.	161,970	3,919,674
	Alamo Group, Inc.	29,471	4,325,459
*	Alaska Air Group, Inc.	262,987	15,261,136
	Albany International Corp., Class A	84,839	7,325,848
*	Allegiant Travel Co.	43,467	8,263,946
	Allegion P.L.C.	160,684	21,949,434
	Allied Motion Technologies, Inc.	57,514	1,892,786
	Allison Transmission Holdings, Inc.	294,473	11,752,417
#*	Alpha Pro Tech, Ltd.	28,782	345,672
	Altra Industrial Motion Corp.	125,156	7,844,778
	AMERCO	36,617	21,529,331
*	Ameresco, Inc., Class A	74,961	5,137,077
*	American Airlines Group, Inc.	242,596	4,944,106
#*	American Superconductor Corp.	51,248	720,034
*	American Woodmark Corp.	47,253	3,508,535
	AMETEK, Inc.	272,998	37,960,372
*	AMREP Corp.	14,457	194,013
	AO Smith Corp.	303,142	21,319,977
#*	API Group Corp.	22,597	517,923
	Apogee Enterprises, Inc.	66,183	2,625,480
	Applied Industrial Technologies, Inc.	105,844	9,494,207

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ArcBest Corp.	42,847	$2,532,686
	Arcosa, Inc.	128,638	7,044,217
	Argan, Inc.	56,289	2,530,191
*	Armstrong Flooring, Inc.	82,982	358,482
	Armstrong World Industries, Inc.	109,506	11,846,359
*	ASGN, Inc.	168,848	17,075,598
	Astec Industries, Inc.	62,778	3,848,919
*	Astronics Corp.	45,874	783,528
*	Astronics Corp., Class B	38,887	670,801
*	Atkore, Inc.	163,382	12,271,622
#*	Atlas Air Worldwide Holdings, Inc.	70,720	4,736,118
*	Avalon Holdings Corp., Class A	6,800	30,396
*	Avis Budget Group, Inc.	155,454	12,866,928
*	Axon Enterprise, Inc.	58,191	10,824,690
*	AZEK Co., Inc. (The)	14,284	519,509
	AZZ, Inc.	62,419	3,307,583
	Barnes Group, Inc.	139,248	7,055,696
	Barrett Business Services, Inc.	19,697	1,442,017
*	Beacon Roofing Supply, Inc.	206,821	11,060,787
	BGSF, Inc.	28,102	354,647
*	Boeing Co. (The)	132,170	29,933,862
	Boise Cascade Co.	109,036	5,577,191
	Booz Allen Hamilton Holding Corp., Class A	263,412	22,603,384
	Brady Corp., Class A	108,218	5,917,360
	Brink's Co. (The)	111,977	8,617,750
#*	Broadwind, Inc.	18,954	72,025
*	Builders FirstSource, Inc.	469,899	20,910,505
	BWX Technologies, Inc.	193,548	11,115,462
*	CACI International, Inc., Class A	67,410	17,995,774
	CAI International, Inc.	69,005	3,851,169
	Carlisle Cos., Inc.	103,718	20,975,928
	Carrier Global Corp.	888,311	49,079,183
*	Casella Waste Systems, Inc., Class A	110,876	7,626,051
	Caterpillar, Inc.	494,834	102,306,929
*	CBIZ, Inc.	155,483	5,028,320
*	CECO Environmental Corp.	96,273	677,762
#	CH Robinson Worldwide, Inc.	196,178	17,493,192
*	Chart Industries, Inc.	113,248	17,604,402
	Chicago Rivet & Machine Co.	653	17,598
*	Cimpress P.L.C.	49,728	5,084,688
	Cintas Corp.	120,740	47,593,293
*	CIRCOR International, Inc.	58,917	1,817,000
*	Civeo Corp.	14,372	312,016
#*	Clarivate P.L.C.	89,005	2,029,314
*	Clean Harbors, Inc.	155,555	14,777,725
*	Colfax Corp.	274,471	12,592,729
	Columbus McKinnon Corp.	67,055	3,111,352
	Comfort Systems USA, Inc.	121,543	9,085,339
*	Commercial Vehicle Group, Inc.	85,531	781,753
	CompX International, Inc.	9,138	169,967
#*	Construction Partners, Inc., Class A	86,689	2,911,017
#*	Copa Holdings SA, Class A	79,912	5,666,560
*	Copart, Inc.	252,027	37,047,969
*	Cornerstone Building Brands, Inc.	251,207	4,225,302
	Costamare, Inc.	285,271	3,092,338
*	CoStar Group, Inc.	185,770	16,505,664
	Covanta Holding Corp.	390,455	7,848,145
*	Covenant Logistics Group, Inc.	45,456	955,031
*	CPI Aerostructures, Inc.	27,297	89,807

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CRA International, Inc.	23,082	$1,978,820
	Crane Co.	121,368	11,800,611
	CSW Industrials, Inc.	50,720	5,999,669
	CSX Corp.	2,358,447	76,225,007
	Cummins, Inc.	225,012	52,225,285
	Curtiss-Wright Corp.	118,494	14,017,840
	Deere & Co.	214,381	77,518,026
*	Delta Air Lines, Inc.	111,469	4,447,613
#	Deluxe Corp.	100,862	4,427,842
*	DLH Holdings Corp.	24,977	262,259
	Donaldson Co., Inc.	254,309	16,832,713
	Douglas Dynamics, Inc.	95,780	3,821,622
	Dover Corp.	209,901	35,078,655
*	Ducommun, Inc.	30,827	1,663,117
*	DXP Enterprises, Inc.	47,518	1,551,463
*	Dycom Industries, Inc.	89,317	6,198,600
#*	Eagle Bulk Shipping, Inc.	25,621	1,068,396
	Eastern Co. (The)	16,904	496,301
	Eaton Corp. P.L.C.	282,490	44,647,544
*	Echo Global Logistics, Inc.	87,422	2,703,962
	EMCOR Group, Inc.	166,057	20,227,403
	Emerson Electric Co.	432,641	43,649,150
	Encore Wire Corp.	64,050	5,023,442
#*	Energy Recovery, Inc.	6,828	144,412
	Enerpac Tool Group Corp.	151,808	3,896,911
	EnerSys	104,077	10,268,237
	Eneti, Inc.	22,074	358,482
	Ennis, Inc.	76,507	1,512,543
	EnPro Industries, Inc.	52,274	4,867,755
	Equifax, Inc.	64,068	16,696,121
	ESCO Technologies, Inc.	65,644	6,194,824
	Espey Manufacturing & Electronics Corp.	4,614	69,533
*	EVI Industries, Inc.	100	2,694
*	Evoqua Water Technologies Corp.	132,517	4,374,386
#*	ExOne Co. (The)	14,695	243,937
	Expeditors International of Washington, Inc.	209,244	26,835,543
	Exponent, Inc.	101,735	10,894,801
	Fastenal Co.	603,006	33,026,639
	Federal Signal Corp.	168,220	6,663,194
	FedEx Corp.	225,285	63,068,536
	Flowserve Corp.	195,158	8,214,200
#*	Fluor Corp.	97,973	1,632,230
*	Forrester Research, Inc.	39,296	1,841,018
	Fortive Corp.	253,056	18,387,049
	Fortune Brands Home & Security, Inc.	296,090	28,859,892
	Forward Air Corp.	74,309	6,571,888
*	Franklin Covey Co.	37,547	1,373,845
	Franklin Electric Co., Inc.	118,930	9,723,717
*	FTI Consulting, Inc.	94,796	13,811,777
#*	FuelCell Energy, Inc.	133,684	846,220
*	Gates Industrial Corp. P.L.C.	10,504	190,227
#	GATX Corp.	100,773	9,296,309
	Genco Shipping & Trading, Ltd.	100,655	1,766,495
*	Gencor Industries, Inc.	32,968	387,044
*	Generac Holdings, Inc.	73,894	30,988,188
	General Dynamics Corp.	163,061	31,964,848
	General Electric Co.	3,087,579	39,984,148
*	Gibraltar Industries, Inc.	82,181	6,137,277
	Global Industrial Co.	84,890	3,354,853

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	GMS, Inc.	102,650	$5,043,194
	Gorman-Rupp Co. (The)	81,089	2,894,066
*	GP Strategies Corp.	44,591	907,427
	Graco, Inc.	282,239	22,037,221
	GrafTech International, Ltd.	276,547	3,144,339
	Graham Corp.	25,375	347,384
#	Granite Construction, Inc.	135,645	5,211,481
*	Great Lakes Dredge & Dock Corp.	230,767	3,553,812
#	Greenbrier Cos., Inc. (The)	78,641	3,365,835
	Griffon Corp.	143,646	3,321,096
	H&E Equipment Services, Inc.	131,617	4,478,927
*	Harsco Corp.	213,589	4,297,411
*	Hawaiian Holdings, Inc.	127,984	2,525,124
#*	HC2 Holdings, Inc.	48,253	177,571
#	Healthcare Services Group, Inc.	114,005	2,975,531
	Heartland Express, Inc.	210,012	3,576,504
	HEICO Corp.	48,361	6,540,825
	HEICO Corp., Class A	73,039	8,858,900
	Heidrick & Struggles International, Inc.	64,387	2,749,969
	Helios Technologies, Inc.	87,494	7,073,890
*	Herc Holdings, Inc.	96,806	12,007,816
*	Heritage-Crystal Clean, Inc.	59,582	1,679,021
	Herman Miller, Inc.	200,383	8,646,526
#*	Hexcel Corp.	224,397	12,211,685
*	Hill International, Inc.	127,716	275,867
	Hillenbrand, Inc.	189,771	8,596,626
	HNI Corp.	119,327	4,450,897
	Honeywell International, Inc.	392,950	91,867,780
*	Howmet Aerospace, Inc.	437,412	14,355,862
*	Hub Group, Inc., Class A	85,433	5,662,499
	Hubbell, Inc.	129,899	26,039,554
*	Hudson Global, Inc.	22,248	396,014
	Huntington Ingalls Industries, Inc.	84,916	17,418,819
	Hurco Cos., Inc.	18,173	616,792
*	Huron Consulting Group, Inc.	55,620	2,732,611
*	Huttig Building Products, Inc.	3,665	22,833
	Hyster-Yale Materials Handling, Inc.	38,194	2,736,218
*	IAA, Inc.	212,048	12,824,663
	ICF International, Inc.	46,467	4,254,983
	IDEX Corp.	78,150	17,715,823
*	IES Holdings, Inc.	34,151	1,858,156
	IHS Markit, Ltd.	36,274	4,238,254
	Illinois Tool Works, Inc.	217,413	49,281,005
*	Ingersoll Rand, Inc.	440,780	21,540,919
	Innovative Solutions & Support, Inc.	32,517	230,546
	Insperity, Inc.	93,167	9,228,191
	Insteel Industries, Inc.	64,737	2,513,738
	Interface, Inc.	169,159	2,439,273
	ITT, Inc.	228,664	22,388,492
	Jacobs Engineering Group, Inc.	133,757	18,090,634
	JB Hunt Transport Services, Inc.	162,249	27,330,844
*	JELD-WEN Holding, Inc.	263,509	6,977,718
#*	JetBlue Airways Corp.	774,137	11,449,486
	John Bean Technologies Corp.	76,875	11,268,337
	Johnson Controls International P.L.C.	400,940	28,635,135
	Kadant, Inc.	31,929	5,751,371
	Kaman Corp.	66,437	2,946,481
	Kansas City Southern	127,913	34,255,101
*	KAR Auction Services, Inc.	365,829	6,028,862

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	KBR, Inc.	394,366	$15,261,964
*	Kelly Services, Inc., Class A	90,931	1,993,208
	Kennametal, Inc.	207,651	7,527,349
	Kforce, Inc.	89,580	5,592,479
	Kimball International, Inc., Class B	135,247	1,674,358
*	Kirby Corp.	145,361	8,417,856
	Knight-Swift Transportation Holdings, Inc.	359,120	17,844,673
	Korn Ferry	156,783	10,777,263
*	Kratos Defense & Security Solutions, Inc.	252,119	6,857,637
	L3Harris Technologies, Inc.	93,150	21,120,831
	Landstar System, Inc.	89,478	14,048,046
*	Lawson Products, Inc.	22,223	1,166,485
*	LB Foster Co., Class A	26,480	480,877
	Leidos Holdings, Inc.	220,327	23,447,199
	Lennox International, Inc.	44,118	14,533,793
*	Limbach Holdings, Inc.	39,849	356,250
	Lincoln Electric Holdings, Inc.	140,662	19,612,503
	Lindsay Corp.	25,421	4,084,900
	Lockheed Martin Corp.	161,715	60,104,614
*	LS Starrett Co. (The), Class A	125,165	980,042
	LSI Industries, Inc.	87,276	657,188
*	Lydall, Inc.	50,082	3,065,018
*	Lyft, Inc., Class A	52,720	2,916,470
	Macquarie Infrastructure Corp.	107,613	4,250,714
*	Manitex International, Inc.	52,595	419,708
*	Manitowoc Co., Inc. (The)	99,036	2,292,683
	ManpowerGroup, Inc.	126,144	14,958,156
	ManTech International Corp., Class A	79,255	6,931,642
	Marten Transport, Ltd.	242,734	3,840,052
	Masco Corp.	273,819	16,349,732
*	Masonite International Corp.	85,800	9,709,128
#*	MasTec, Inc.	249,947	25,302,135
*	Mastech Digital, Inc.	18,872	330,826
*	Matrix Service Co.	72,146	787,113
	Matson, Inc.	134,791	9,047,172
	Matthews International Corp., Class A	81,840	2,831,664
	Maxar Technologies, Inc.	20,374	738,965
	McGrath RentCorp	83,386	6,539,130
*	Mercury Systems, Inc.	106,468	7,026,888
*	Meritor, Inc.	187,099	4,552,119
*	Mesa Air Group, Inc.	64,956	579,408
#*	Middleby Corp. (The)	124,811	23,900,058
	Miller Industries, Inc.	16,917	634,557
*	Mistras Group, Inc.	73,836	775,278
	Moog, Inc., Class A	86,896	6,766,592
*	MRC Global, Inc.	211,359	1,938,162
#	MSA Safety, Inc.	73,695	12,121,354
	MSC Industrial Direct Co., Inc., Class A	131,469	11,723,091
	Mueller Industries, Inc.	171,196	7,429,906
	Mueller Water Products, Inc., Class A	385,813	5,717,749
*	MYR Group, Inc.	54,599	5,221,302
	National Presto Industries, Inc.	19,402	1,871,905
	Nielsen Holdings P.L.C.	489,439	11,594,810
	NL Industries, Inc.	296,491	1,787,841
*	NN, Inc.	109,805	751,066
	Nordson Corp.	100,961	22,830,311
	Norfolk Southern Corp.	187,475	48,336,679
	Northrop Grumman Corp.	108,862	39,519,083
*	Northwest Pipe Co.	17,456	495,925

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	NOW, Inc.	291,917	$2,881,221
*	NV5 Global, Inc.	31,191	2,963,145
	nVent Electric P.L.C.	200,418	6,335,213
	Old Dominion Freight Line, Inc.	219,990	59,210,308
#	Omega Flex, Inc.	9,747	1,528,525
#*	Orion Energy Systems, Inc.	20,054	100,471
*	Orion Group Holdings, Inc.	108,141	580,717
	Oshkosh Corp.	207,975	24,863,411
	Otis Worldwide Corp.	293,493	26,282,298
	Owens Corning	225,681	21,701,485
*	P&F Industries, Inc., Class A	2,869	19,481
	PACCAR, Inc.	462,258	38,362,791
*	PAM Transportation Services, Inc.	16,858	1,053,625
#	Pangaea Logistics Solutions, Ltd.	74,703	351,851
	Park Aerospace Corp.	58,144	866,346
	Parker-Hannifin Corp.	140,456	43,826,486
	Park-Ohio Holdings Corp.	34,701	1,009,452
*	Parsons Corp.	5,434	209,861
	Patriot Transportation Holding, Inc.	7,392	87,226
	Pentair P.L.C.	391,140	28,815,284
*	Perma-Fix Environmental Services, Inc.	20,738	118,829
*	Perma-Pipe International Holdings, Inc.	16,930	116,648
*	PGT Innovations, Inc.	175,403	3,960,600
	Pitney Bowes, Inc.	290,270	2,322,160
*	Plug Power, Inc.	74,214	2,024,558
#	Powell Industries, Inc.	30,565	889,136
	Preformed Line Products Co.	15,008	1,028,348
	Primoris Services Corp.	165,492	4,948,211
*	Proto Labs, Inc.	45,078	3,524,649
*	Quad/Graphics, Inc.	101,801	356,304
	Quanex Building Products Corp.	89,451	2,221,963
	Quanta Services, Inc.	342,012	31,088,891
*	Quest Resource Holding Corp.	14,300	84,656
*	Radiant Logistics, Inc.	143,531	892,763
	Raven Industries, Inc.	76,545	4,458,746
	Raytheon Technologies Corp.	730,200	63,490,890
*	RBC Bearings, Inc.	57,016	13,398,760
#*	Red Violet, Inc.	3,910	94,387
	Regal Beloit Corp.	121,726	17,921,719
	Republic Services, Inc.	328,777	38,914,046
*	Resideo Technologies, Inc.	159,600	4,708,200
	Resources Connection, Inc.	82,921	1,284,446
	REV Group, Inc.	167,148	2,525,606
	Rexnord Corp.	346,718	19,530,625
	Robert Half International, Inc.	240,774	23,646,415
	Rockwell Automation, Inc.	126,860	38,999,301
#	Rollins, Inc.	364,285	13,963,044
	Roper Technologies, Inc.	55,876	27,454,114
	Rush Enterprises, Inc., Class A	150,127	7,054,468
	Rush Enterprises, Inc., Class B	19,405	851,491
	Ryder System, Inc.	146,730	11,173,489
*	Saia, Inc.	88,327	19,961,902
	Schneider National, Inc., Class B	36,225	812,889
	Science Applications International Corp.	126,544	11,047,291
*	Sensata Technologies Holding P.L.C.	285,619	16,742,986
*	Servotronics, Inc.	1,473	12,604
	Shyft Group, Inc. (The)	98,230	3,874,191
*	SIFCO Industries, Inc.	7,118	79,010
	Simpson Manufacturing Co., Inc.	93,249	10,488,648

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	SiteOne Landscape Supply, Inc.	69,119	$12,080,619
*	SkyWest, Inc.	123,340	4,994,037
	Snap-on, Inc.	79,661	17,364,505
*	Southwest Airlines Co.	541,093	27,336,018
*	SP Plus Corp.	71,868	2,356,552
	Spirit AeroSystems Holdings, Inc., Class A	213,294	9,216,434
#*	Spirit Airlines, Inc.	200,426	5,407,493
*	SPX Corp.	120,388	8,025,064
	SPX FLOW, Inc.	119,980	9,856,357
	Standex International Corp.	33,399	3,072,708
	Stanley Black & Decker, Inc.	157,434	31,022,370
	Steelcase, Inc., Class A	218,385	3,002,794
*	Stericycle, Inc.	118,761	8,378,589
*	Sterling Construction Co., Inc.	78,696	1,728,164
#*	Sunrun, Inc.	350,039	18,541,566
*	Taylor Devices, Inc.	4,452	53,780
*	Team, Inc.	106,688	658,265
#	Tecnoglass, Inc.	42,859	826,750
*	Teledyne Technologies, Inc.	59,849	27,097,832
	Tennant Co.	48,256	3,818,015
	Terex Corp.	203,314	9,742,807
	Tetra Tech, Inc.	105,445	14,079,016
*	Textainer Group Holdings, Ltd.	126,833	4,094,169
	Textron, Inc.	340,264	23,481,619
*	Thermon Group Holdings, Inc.	89,776	1,495,668
	Timken Co. (The)	202,283	16,081,498
*	Titan International, Inc.	262,805	2,265,379
*	Titan Machinery, Inc.	56,512	1,612,287
	Toro Co. (The)	194,335	22,103,663
*	TPI Composites, Inc.	74,686	2,923,210
	Trane Technologies P.L.C.	180,565	36,764,840
*	Transcat, Inc.	23,287	1,486,875
*	TransDigm Group, Inc.	32,030	20,534,113
	TransUnion	197,097	23,663,466
#*	Trex Co., Inc.	225,690	21,914,499
*	TriMas Corp.	128,452	4,202,949
*	TriNet Group, Inc.	173,616	14,406,656
#	Trinity Industries, Inc.	287,379	7,790,845
	Triton International, Ltd.	180,495	9,528,331
*	TrueBlue, Inc.	136,808	3,719,810
*	Tutor Perini Corp.	124,858	1,756,752
*	Twin Disc, Inc.	34,374	505,985
#*	U.S. Xpress Enterprises, Inc., Class A	38,971	340,217
*	Uber Technologies, Inc.	5,144	223,558
	UFP Industries, Inc.	200,248	14,870,416
*	Ultralife Corp.	44,133	350,416
	UniFirst Corp.	35,315	7,690,548
	Union Pacific Corp.	618,468	135,296,060
*	United Airlines Holdings, Inc.	314,743	14,704,793
	United Parcel Service, Inc., Class B	446,131	85,371,628
*	United Rentals, Inc.	156,204	51,477,028
*	Univar Solutions, Inc.	204,231	5,011,829
	Universal Logistics Holdings, Inc.	76,213	1,756,710
*	Upwork, Inc.	8,608	445,808
*	US Ecology, Inc.	72,529	2,538,515
*	USA Truck, Inc.	20,287	283,207
	Valmont Industries, Inc.	54,352	12,878,706
*	Vectrus, Inc.	30,979	1,403,039
	Verisk Analytics, Inc., Class A	126,089	23,949,345

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Veritiv Corp.	73,121	$4,480,855
*	Viad Corp.	52,313	2,398,551
#*	Vicor Corp.	38,066	4,400,810
*	Vidler Water Resouces, Inc.	40,315	543,043
*	Virco Mfg. Corp.	31,667	105,134
*	Virgin Galactic Holdings, Inc.	62,001	1,859,410
#*	VirTra, Inc.	3,600	25,524
*	Volt Information Sciences, Inc.	244,190	1,096,413
	VSE Corp.	33,090	1,656,155
	Wabash National Corp.	192,420	2,817,029
	Waste Management, Inc.	331,754	49,185,848
	Watsco, Inc.	57,467	16,230,979
	Watsco, Inc., Class B	4,958	1,416,476
	Watts Water Technologies, Inc., Class A	66,495	10,024,786
*	Welbilt, Inc.	333,917	7,843,710
	Werner Enterprises, Inc.	196,362	8,975,707
*	WESCO International, Inc.	156,481	16,657,402
	Westinghouse Air Brake Technologies Corp.	202,866	17,217,237
*	Willdan Group, Inc.	26,504	1,093,290
*	Willis Lease Finance Corp.	8,926	371,322
*	WillScot Mobile Mini Holdings Corp.	613,314	17,608,245
	Woodward, Inc.	151,019	18,357,870
	WW Grainger, Inc.	61,672	27,418,138
*	XPO Logistics, Inc.	244,132	33,858,667
	Xylem, Inc.	155,101	19,519,461
#*	Yellow Corp.	68,492	356,158
TOTAL INDUSTRIALS			4,782,826,523
INFORMATION TECHNOLOGY — (23.3%)
*	3D Systems Corp.	310,876	8,561,525
*	A10 Networks, Inc.	6,894	88,036
	Accenture P.L.C., Class A	449,831	142,902,312
*	ACI Worldwide, Inc.	234,325	8,037,347
#*	ACM Research, Inc., Class A	8,741	811,689
*»	Actua Corp.	16,946	1,695
#*	ADDvantage Technologies Group, Inc.	7,817	17,510
*	Adobe, Inc.	221,893	137,935,346
	ADTRAN, Inc.	205,332	4,601,490
	Advanced Energy Industries, Inc.	103,554	10,743,727
*	Advanced Micro Devices, Inc.	266,947	28,347,102
*	Aehr Test Systems	13,278	74,622
*	Agilysys, Inc.	60,910	3,384,160
*	Airgain, Inc.	21,069	384,509
*	Akamai Technologies, Inc.	201,996	24,223,360
*	Alarm.com Holdings, Inc.	48,918	4,070,956
*	Alithya Group, Inc., Class A	39,261	119,746
#	Alliance Data Systems Corp.	91,973	8,576,482
*	Alpha & Omega Semiconductor, Ltd.	73,230	1,903,248
#*	Altair Engineering, Inc., Class A	24,387	1,701,237
#*	Alteryx, Inc., Class A	11,251	870,827
*	Ambarella, Inc.	72,820	7,172,042
	Amdocs, Ltd.	152,769	11,780,018
	American Software, Inc., Class A	72,741	1,600,302
	Amkor Technology, Inc.	780,987	19,243,520
	Amphenol Corp., Class A	455,621	33,027,966
*	Amtech Systems, Inc.	33,942	351,639
#	Analog Devices, Inc.	221,331	37,055,236
*	Anaplan, Inc.	24,251	1,387,157
*	ANSYS, Inc.	58,464	21,541,645

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Appfolio, Inc., Class A	15,492	$2,193,667
	Apple, Inc.	10,417,834	1,519,545,267
	Applied Materials, Inc.	808,235	113,096,324
#*	Applied Optoelectronics, Inc.	42,626	329,499
*	Arista Networks, Inc.	69,433	26,411,619
*	Arlo Technologies, Inc.	170,309	1,040,588
*	Arrow Electronics, Inc.	186,274	22,086,508
#*	Asana, Inc., Class A	22,095	1,570,071
*	Aspen Technology, Inc.	122,340	17,893,448
*	AstroNova, Inc.	16,656	267,329
*	Asure Software, Inc.	20,330	191,509
*	Atlassian Corp. P.L.C., Class A	15,287	4,970,109
#*	Atomera, Inc.	6,042	106,641
*	Autodesk, Inc.	94,216	30,255,584
	Automatic Data Processing, Inc.	302,104	63,330,062
	Autoscope Technologies Corp.	1,872	12,468
*	Avalara, Inc.	23,946	4,003,053
*	Avaya Holdings Corp.	340,533	8,247,709
*	Aviat Networks, Inc.	55,622	2,073,588
*	Avid Technology, Inc.	85,924	3,212,698
	Avnet, Inc.	238,383	9,849,986
*	Aware, Inc.	51,506	204,994
*	Axcelis Technologies, Inc.	76,750	2,958,713
*	AXT, Inc.	133,996	1,366,759
	Badger Meter, Inc.	100,273	10,130,581
	Bel Fuse, Inc., Class A	4,354	67,618
	Bel Fuse, Inc., Class B	25,954	354,013
	Belden, Inc.	107,318	5,258,582
	Benchmark Electronics, Inc.	95,126	2,511,326
	BK Technologies Corp.	24,446	78,961
*	Black Knight, Inc.	139,839	11,580,068
*	Blackbaud, Inc.	94,788	6,761,228
#*	Blackline, Inc.	10,732	1,227,633
*	BM Technologies, Inc.	14,728	147,722
*	Bottomline Technologies De, Inc.	50,406	2,034,386
*	Box, Inc., Class A	45,998	1,100,272
*	Brightcove, Inc.	18,100	207,607
	Broadcom, Inc.	284,762	138,223,475
	Broadridge Financial Solutions, Inc.	148,071	25,688,838
	Brooks Automation, Inc.	162,868	14,496,881
#*	BSQUARE Corp.	3,749	11,809
*	Cadence Design Systems, Inc.	256,246	37,834,722
*	CalAmp Corp.	94,429	1,145,424
*	Calix, Inc.	167,509	7,836,071
*	Cambium Networks Corp.	919	40,482
	Cass Information Systems, Inc.	34,491	1,520,708
	CDK Global, Inc.	162,456	7,796,263
	CDW Corp.	201,974	37,031,933
#*	Cerence, Inc.	76,264	8,199,143
*	Ceridian HCM Holding, Inc.	53,959	5,309,566
*	CEVA, Inc.	48,328	2,399,002
*	ChannelAdvisor Corp.	60,234	1,402,850
*	Ciena Corp.	293,050	17,037,927
*	Cirrus Logic, Inc.	155,140	12,813,013
	Cisco Systems, Inc.	2,612,626	144,661,102
	Citrix Systems, Inc.	111,706	11,254,379
#*	Clearfield, Inc.	29,727	1,293,719
#*	ClearOne, Inc.	25,372	71,803
*	Cloudera, Inc.	87,507	1,388,736

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Cloudflare, Inc., Class A	6,205	$736,099
	CMC Materials, Inc.	45,432	6,571,284
#*	Coda Octopus Group, Inc.	22,446	203,361
	Cognex Corp.	86,749	7,842,977
	Cognizant Technology Solutions Corp., Class A	490,003	36,029,921
*	Cognyte Software, Ltd.	144,448	3,751,315
*	Coherent, Inc.	51,548	12,677,715
*	Cohu, Inc.	135,578	4,800,817
*	CommScope Holding Co., Inc.	242,654	5,134,559
#	Communications Systems, Inc.	21,210	146,773
*	CommVault Systems, Inc.	32,157	2,430,748
*	Computer Task Group, Inc.	47,645	424,517
	Comtech Telecommunications Corp.	63,976	1,597,481
*	Concentrix Corp.	158,296	25,917,804
*	Conduent, Inc.	509,635	3,419,651
*	Cornerstone OnDemand, Inc.	10,711	513,485
	Corning, Inc.	743,399	31,118,682
*	Coupa Software, Inc.	8,760	1,900,920
#*	Cree, Inc.	100,664	9,337,593
*	Crowdstrike Holdings, Inc., Class A	12,102	3,069,188
	CSG Systems International, Inc.	94,123	4,269,419
*	CSP, Inc.	5,597	56,586
	CTS Corp.	77,908	2,726,001
*	CyberOptics Corp.	16,840	788,954
*	Daktronics, Inc.	107,609	657,491
*	Data I/O Corp.	16,306	100,608
*	Datadog, Inc., Class A	14,735	1,631,165
*	Dell Technologies, Inc., Class C	91,307	8,822,082
*	Digi International, Inc.	76,996	1,592,277
*	Digital Turbine, Inc.	120,419	7,580,376
*	Diodes, Inc.	130,146	10,671,972
*	DocuSign, Inc.	15,731	4,688,467
	Dolby Laboratories, Inc., Class A	124,991	12,136,626
*	Dropbox, Inc., Class A	393,694	12,397,424
*	DSP Group, Inc.	57,006	914,946
*	DXC Technology Co.	406,733	16,261,185
*	Dynatrace, Inc.	6,562	419,115
*	DZS, Inc.	55,452	1,095,177
#	Ebix, Inc.	78,407	2,369,460
#*	EchoStar Corp., Class A	134,878	3,007,779
*	eGain Corp.	32,408	378,201
*	Elastic N.V.	3,521	521,319
*	EMCORE Corp.	72,739	635,739
*	Enphase Energy, Inc.	69,423	13,162,601
	Entegris, Inc.	159,698	19,265,967
*	Envestnet, Inc.	46,814	3,521,817
*	EPAM Systems, Inc.	35,260	19,738,548
*	ePlus, Inc.	35,821	3,312,010
*	Euronet Worldwide, Inc.	86,083	12,294,374
	EVERTEC, Inc.	157,139	6,866,974
*	Evo Payments, Inc., Class A	44,695	1,305,094
*	ExlService Holdings, Inc.	79,882	9,044,240
*	Extreme Networks, Inc.	8,082	88,983
*	F5 Networks, Inc.	74,242	15,331,715
*	Fabrinet	88,036	8,321,163
*	Fair Isaac Corp.	50,420	26,415,542
*	FARO Technologies, Inc.	52,701	3,841,376
	Fidelity National Information Services, Inc.	309,220	46,089,241
*	FireEye, Inc.	131,038	2,646,968

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	First Solar, Inc.	217,114	$18,680,489
*	Fiserv, Inc.	218,222	25,119,534
*	Five9, Inc.	14,955	3,010,292
*	FleetCor Technologies, Inc.	112,964	29,169,564
*	Flex, Ltd.	1,135,420	20,403,497
*	FormFactor, Inc.	200,400	7,466,904
*	Fortinet, Inc.	131,482	35,794,660
*	Frequency Electronics, Inc.	21,539	215,821
*	Gartner, Inc.	116,744	30,905,639
*	Genasys, Inc.	60,454	338,542
	Genpact, Ltd.	465,517	23,187,402
	Global Payments, Inc.	155,375	30,051,079
*	Globant SA	43,648	10,438,856
*	GoDaddy, Inc., Class A	94,001	7,881,984
*	Grid Dynamics Holdings, Inc.	2,762	58,140
*	GSI Technology, Inc.	60,553	332,436
#*	GTT Communications, Inc.	51,823	29,021
*	Guidewire Software, Inc.	66,357	7,644,326
	Hackett Group, Inc. (The)	94,620	1,695,590
#*	Harmonic, Inc.	259,780	2,299,053
	Hewlett Packard Enterprise Co.	1,521,640	22,063,780
	HP, Inc.	572,149	16,517,942
*	HubSpot, Inc.	5,453	3,250,097
*	Ichor Holdings, Ltd.	67,700	3,491,289
#*	Identiv, Inc.	30,918	503,345
*	IEC Electronics Corp.	22,978	252,758
#*	II-VI, Inc.	64,798	4,523,548
*	Immersion Corp.	62,202	470,247
#*	Infinera Corp.	393,742	3,901,983
	Information Services Group, Inc.	115,883	691,822
*	Innodata, Inc.	37,353	255,495
*	Insight Enterprises, Inc.	86,519	8,684,777
	Intel Corp.	3,791,949	203,703,500
#*	Intellicheck, Inc.	15,600	140,400
#*	Intelligent Systems Corp.	729	24,633
	InterDigital, Inc.	62,459	4,115,424
	International Business Machines Corp.	704,432	99,296,735
*	inTEST Corp.	24,960	357,178
*	Intevac, Inc.	59,949	389,669
	Intuit, Inc.	104,877	55,581,664
*	IPG Photonics Corp.	91,413	19,942,660
#*	Issuer Direct Corp.	7,605	212,636
#*	Iteris, Inc.	87,120	542,758
*	Itron, Inc.	95,431	9,411,405
#*	J2 Global, Inc.	135,280	19,111,006
	Jabil, Inc.	556,234	33,118,172
	Jack Henry & Associates, Inc.	91,823	15,985,466
	Juniper Networks, Inc.	398,555	11,215,338
*	Key Tronic Corp.	22,454	149,768
*	Keysight Technologies, Inc.	278,182	45,774,848
*	Kimball Electronics, Inc.	43,092	878,646
	KLA Corp.	187,739	65,363,210
*	Knowles Corp.	222,421	4,457,317
	Kulicke & Soffa Industries, Inc.	186,880	10,158,797
*	KVH Industries, Inc.	41,870	473,968
	Lam Research Corp.	151,854	96,793,258
*	Lantronix, Inc.	35,760	188,098
*	Lattice Semiconductor Corp.	190,955	10,836,696
*	LGL Group, Inc. (The)	6,640	68,790

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Limelight Networks, Inc.	294,353	$827,132
	Littelfuse, Inc.	58,078	15,448,167
*	LiveRamp Holdings, Inc.	135,613	5,425,876
#*	Lumentum Holdings, Inc.	94,336	7,923,281
#*	Luna Innovations, Inc.	65,955	813,225
*	MACOM Technology Solutions Holdings, Inc.	101,642	6,273,344
#*	Magnachip Semiconductor Corp.	69,402	1,442,174
*	Manhattan Associates, Inc.	157,958	25,214,836
	Marvell Technology, Inc.	753,946	45,621,272
	Mastercard, Inc., Class A	597,806	230,717,248
	Maxim Integrated Products, Inc.	246,926	24,670,377
	Maximus, Inc.	191,726	17,063,614
*	MaxLinear, Inc.	137,512	6,632,204
#	Methode Electronics, Inc.	92,194	4,409,639
	Microchip Technology, Inc.	211,676	30,295,069
*	Micron Technology, Inc.	975,352	75,667,808
	Microsoft Corp.	4,567,509	1,301,328,989
#*	MicroStrategy, Inc., Class A	11,135	6,970,621
*	Mimecast, Ltd.	44,810	2,489,196
#*	Mitek Systems, Inc.	69,635	1,539,630
	MKS Instruments, Inc.	135,722	21,232,350
*	Momentive Global, Inc.	9,518	199,878
*	MoneyGram International, Inc.	114,828	1,187,322
*	MongoDB, Inc.	7,294	2,617,962
	Monolithic Power Systems, Inc.	26,218	11,778,699
	Motorola Solutions, Inc.	65,121	14,581,894
#*	N-Able, Inc.	1,650	22,770
#*	Napco Security Technologies, Inc.	30,165	1,066,333
	National Instruments Corp.	212,091	9,355,334
#*	NCR Corp.	315,734	14,018,590
*	NeoPhotonics Corp.	115,194	1,117,382
	NetApp, Inc.	313,204	24,927,906
*	NETGEAR, Inc.	73,688	2,523,814
*	NetScout Systems, Inc.	176,271	5,069,554
*	NetSol Technologies, Inc.	27,104	124,136
	Network-1 Technologies, Inc.	57,475	173,575
*	New Relic, Inc.	35,698	2,466,018
	NortonLifeLock, Inc.	493,951	12,259,864
*	Novanta, Inc.	69,174	9,712,721
*	Nuance Communications, Inc.	164,554	9,034,015
*	Nutanix, Inc., Class A	16,366	589,503
#	NVE Corp.	4,115	308,913
	NVIDIA Corp.	542,376	105,757,896
	NXP Semiconductors NV	43,767	9,033,071
#*	Okta, Inc.	14,634	3,626,159
*	ON Semiconductor Corp.	530,186	20,709,065
#*	One Stop Systems, Inc.	9,500	56,905
*	OneSpan, Inc.	91,218	2,250,348
*	Onto Innovation, Inc.	123,072	8,624,886
*	Optical Cable Corp.	8,150	36,512
	Oracle Corp.	1,479,893	128,957,876
*	OSI Systems, Inc.	46,760	4,678,338
#*	PagerDuty, Inc.	15,649	635,193
*	Palantir Technologies, Inc., Class A	102,742	2,230,529
*	Palo Alto Networks, Inc.	11,595	4,626,985
#*	PAR Technology Corp.	44,002	2,686,322
	Paychex, Inc.	365,341	41,583,113
*	Paycom Software, Inc.	57,574	23,029,600
*	Paylocity Holding Corp.	51,201	10,622,159

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	PayPal Holdings, Inc.	198,032	$54,563,757
	PC Connection, Inc.	68,869	3,275,410
	PC-Tel, Inc.	173,857	1,156,149
*	PDF Solutions, Inc.	89,834	1,680,794
	Pegasystems, Inc.	37,811	4,826,196
*	Perficient, Inc.	92,754	8,745,775
*	PFSweb, Inc.	45,862	539,337
*	Photronics, Inc.	331,515	4,432,356
#*	Ping Identity Holding Corp.	2,918	64,400
*	Pixelworks, Inc.	77,861	234,362
*	Plexus Corp.	80,302	7,252,877
	Power Integrations, Inc.	130,450	12,652,345
	Progress Software Corp.	134,361	6,125,518
*	Proofpoint, Inc.	27,148	4,741,670
*	PTC, Inc.	89,495	12,122,098
*	Pure Storage, Inc., Class A	179,745	3,508,622
#*	Q2 Holdings, Inc.	5,279	545,373
	QAD, Inc., Class A	21,895	1,899,391
	QAD, Inc., Class B	5,440	468,112
*	Qorvo, Inc.	128,541	24,370,088
	QUALCOMM, Inc.	817,724	122,495,055
#*	Qualys, Inc.	76,204	7,739,278
#*	QuickLogic Corp.	8,226	43,598
*	Rambus, Inc.	288,458	6,824,916
*	RealNetworks, Inc.	454,930	832,522
*	RF Industries, Ltd.	19,118	182,959
*	Ribbon Communications, Inc.	335,261	2,316,654
	Richardson Electronics, Ltd.	28,182	218,692
*	RingCentral, Inc., Class A	9,558	2,554,567
*	Rogers Corp.	40,264	7,674,318
#*	Rubicon Technology, Inc.	1,435	13,489
#*	Sailpoint Technologies Holdings, Inc.	64,404	3,219,556
*	salesforce.com, Inc.	185,416	44,857,693
*	Sanmina Corp.	183,395	7,046,036
	Sapiens International Corp. NV	52,324	1,319,088
*	ScanSource, Inc.	60,976	1,682,328
#	Seagate Technology Holdings P.L.C	381,790	33,559,341
*	SecureWorks Corp., Class A	12,468	250,108
*	Semtech Corp.	120,199	7,441,520
*	ServiceNow, Inc.	17,178	10,098,774
*	ServiceSource International, Inc.	84,801	128,898
*	SharpSpring, Inc.	9,427	160,165
*	SigmaTron International, Inc.	9,201	55,758
*	Silicon Laboratories, Inc.	65,432	9,748,714
	Skyworks Solutions, Inc.	294,230	54,288,377
*	SMART Global Holdings, Inc.	74,007	3,466,488
*	Smartsheet, Inc., Class A	26,586	1,928,814
*	SolarEdge Technologies, Inc.	48,747	12,648,872
*	SolarWinds Corp.	3,300	37,092
*	Splunk, Inc.	30,493	4,329,396
*	SPS Commerce, Inc.	54,076	5,891,580
#*	Square, Inc., Class A	30,821	7,620,800
*	SRAX, Inc.	3,513	14,930
	SS&C Technologies Holdings, Inc.	244,035	19,129,904
*	StarTek, Inc.	85,247	598,434
*	Stratasys, Ltd.	139,578	2,755,270
*	Super Micro Computer, Inc.	25,928	986,301
#*	Support.com, Inc.	33,595	269,432
	Switch, Inc., Class A	65,052	1,343,974

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sykes Enterprises, Inc.	106,079	$5,692,199
#*	Synaptics, Inc.	91,544	13,907,364
*	Synchronoss Technologies, Inc.	96,669	274,540
	SYNNEX Corp.	158,296	18,922,704
*	Synopsys, Inc.	59,577	17,157,580
	TE Connectivity, Ltd.	255,060	37,613,698
*	Teradata Corp.	309,740	15,381,688
	Teradyne, Inc.	246,329	31,283,783
*	TESSCO Technologies, Inc.	22,794	136,992
	Texas Instruments, Inc.	676,325	128,921,071
*	Trade Desk, Inc. (The), Class A	191,476	15,683,799
*	TransAct Technologies, Inc.	17,129	285,198
*	Trimble, Inc.	251,439	21,498,034
*	Trio-Tech International	3,963	19,260
	TTEC Holdings, Inc.	146,940	15,355,230
*	TTM Technologies, Inc.	256,526	3,588,799
#*	Turtle Beach Corp.	10,213	315,582
*	Twilio, Inc., Class A	18,985	7,092,606
*	Tyler Technologies, Inc.	18,698	9,211,383
#	Ubiquiti, Inc.	34,825	10,903,707
*	Ultra Clean Holdings, Inc.	115,713	6,249,659
#*	Unisys Corp.	142,940	3,194,709
	Universal Display Corp.	36,003	8,442,343
*	Upland Software, Inc.	17,659	635,724
*	Usio, Inc.	4,200	23,604
#*	Veeco Instruments, Inc.	107,588	2,496,042
#*	Verint Systems, Inc.	131,587	5,614,817
*	VeriSign, Inc.	71,033	15,369,410
#*	Verra Mobility Corp.	36,272	555,324
#*	Viasat, Inc.	126,831	6,295,891
*	Viavi Solutions, Inc.	496,738	8,290,557
#	Visa, Inc., Class A	1,052,889	259,421,321
	Vishay Intertechnology, Inc.	322,340	7,133,384
*	Vishay Precision Group, Inc.	29,997	1,089,791
*	VMware, Inc., Class A	43,602	6,703,371
*	Vonage Holdings Corp.	303,483	4,327,668
	Vontier Corp.	128,660	4,162,151
#	Wayside Technology Group, Inc.	9,192	260,593
*	Western Digital Corp.	338,999	22,011,205
	Western Union Co. (The)	509,835	11,833,270
*	WEX, Inc.	50,025	9,491,243
*	Wireless Telecom Group, Inc.	55,860	155,291
*	Workday, Inc., Class A	13,900	3,258,160
	Xerox Holdings Corp.	454,405	10,964,793
	Xilinx, Inc.	237,604	35,602,583
	Xperi Holding Corp.	323,479	6,718,659
*	Zebra Technologies Corp., Class A	52,502	29,006,305
#*	Zendesk, Inc.	14,161	1,848,435
*	Zix Corp.	119,194	883,228
*	Zoom Video Communications, Inc., Class A	25,472	9,630,963
*	Zscaler, Inc.	14,108	3,328,218
TOTAL INFORMATION TECHNOLOGY			8,046,377,753
MATERIALS — (4.5%)
*	Advanced Emissions Solutions, Inc.	5,208	39,164
*	AdvanSix, Inc.	67,203	2,247,940
*	AgroFresh Solutions, Inc.	54,123	105,540
	Air Products & Chemicals, Inc.	132,770	38,640,053
	Albemarle Corp.	107,476	22,144,355

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alcoa Corp.	354,469	$14,231,930
#*	Allegheny Technologies, Inc.	283,022	5,810,442
	Amcor P.L.C.	1,615,087	18,670,406
*	American Biltrite, Inc.	36	7,920
	American Vanguard Corp.	76,378	1,261,001
*	Ampco-Pittsburgh Corp.	162,224	1,010,656
	AptarGroup, Inc.	186,048	23,985,308
*	Arconic Corp.	169,291	6,084,319
	Ashland Global Holdings, Inc.	127,468	10,843,703
	Avery Dennison Corp.	146,530	30,870,940
	Avient Corp.	178,804	8,675,570
*	Axalta Coating Systems, Ltd.	602,644	18,139,584
	Balchem Corp.	84,628	11,415,471
	Ball Corp.	338,707	27,394,622
*	Berry Global Group, Inc.	328,232	21,102,035
	Cabot Corp.	137,563	7,574,219
#	Carpenter Technology Corp.	121,712	4,643,313
	Celanese Corp., Class A	147,756	23,015,952
#*	Century Aluminum Co.	308,880	4,497,293
	CF Industries Holdings, Inc.	399,530	18,877,793
	Chase Corp.	25,373	2,956,716
	Chemours Co. (The)	288,167	9,581,553
*	Clearwater Paper Corp.	111,620	3,291,674
#*	Cleveland-Cliffs, Inc.	296,519	7,412,975
*	Coeur Mining, Inc.	580,125	4,374,143
	Commercial Metals Co.	311,174	10,206,507
	Compass Minerals International, Inc.	97,955	6,715,795
*	Contango ORE, Inc.	223	4,680
*	Core Molding Technologies, Inc.	18,851	268,250
	Corteva, Inc.	683,854	29,255,274
	Crown Holdings, Inc.	253,463	25,285,469
*	Domtar Corp.	149,010	8,182,139
	Dow, Inc.	707,069	43,951,409
	DuPont de Nemours, Inc.	152,551	11,448,953
	Eagle Materials, Inc.	112,205	15,856,811
	Eastman Chemical Co.	222,894	25,124,612
	Ecolab, Inc.	103,071	22,761,169
	Ecovyst, Inc.	8,527	132,680
	Element Solutions, Inc.	663,561	15,520,692
*	Ferro Corp.	232,682	4,839,786
*	Ferroglobe P.L.C.	137,110	828,144
*»	Ferroglobe Representation & Warranty Insurance Trust	165,573	0
*	Flotek Industries, Inc.	910,277	1,592,985
	FMC Corp.	173,496	18,555,397
	Fortitude Gold Corp.	54,214	417,990
	Freeport-McMoRan, Inc.	1,637,959	62,406,238
	Friedman Industries, Inc.	15,398	200,174
	FutureFuel Corp.	110,669	940,687
*	GCP Applied Technologies, Inc.	172,141	4,002,278
	Glatfelter Corp.	115,804	1,763,695
	Gold Resource Corp.	189,752	400,377
	Graphic Packaging Holding Co.	1,013,404	19,426,955
	Greif, Inc., Class A	75,813	4,595,784
	Greif, Inc., Class B	32,148	1,957,170
	Hawkins, Inc.	60,754	2,205,978
	Haynes International, Inc.	29,613	1,117,298
	HB Fuller Co.	126,202	8,155,173
	Hecla Mining Co.	1,392,300	9,314,487
	Huntsman Corp.	573,156	15,137,050

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	109,360	$9,289,038
	Innospec, Inc.	59,516	5,264,190
	International Flavors & Fragrances, Inc.	203,680	30,682,355
	International Paper Co.	510,705	29,498,321
*	Intrepid Potash, Inc.	33,722	1,021,777
	Kaiser Aluminum Corp.	34,717	4,224,365
*	Koppers Holdings, Inc.	52,218	1,603,615
*	Kraton Corp.	82,848	3,163,965
	Kronos Worldwide, Inc.	217,708	3,028,318
	Linde P.L.C.	171,929	52,849,255
#*	Livent Corp.	378,191	7,378,506
	Louisiana-Pacific Corp.	334,578	18,549,004
*	LSB Industries, Inc.	157,254	1,383,835
	LyondellBasell Industries NV, Class A	452,374	44,934,309
	Martin Marietta Materials, Inc.	61,392	22,303,714
	Materion Corp.	52,387	3,738,336
	Mercer International, Inc.	226,459	2,633,718
	Minerals Technologies, Inc.	90,475	7,257,905
	Mosaic Co. (The)	472,656	14,761,047
	Myers Industries, Inc.	124,768	2,642,586
	Neenah, Inc.	62,309	3,132,273
	NewMarket Corp.	21,784	6,881,783
	Newmont Corp.	528,515	33,201,312
#	Nexa Resources SA	10,918	92,257
	Northern Technologies International Corp.	17,402	325,069
	Nucor Corp.	386,749	40,229,631
*	O-I Glass, Inc.	458,413	6,779,928
	Olin Corp.	450,116	21,168,955
	Olympic Steel, Inc.	61,219	1,843,916
	Packaging Corp. of America	177,765	25,153,747
	PPG Industries, Inc.	339,659	55,541,040
#	Quaker Chemical Corp.	1,992	501,466
*	Ramaco Resources, Inc.	18,463	121,302
*	Ranpak Holdings Corp.	4,961	127,101
*	Rayonier Advanced Materials, Inc.	160,684	1,119,967
	Reliance Steel & Aluminum Co.	164,165	25,798,530
	Resolute Forest Products, Inc.	231,571	2,764,958
	Royal Gold, Inc.	98,520	11,972,150
	RPM International, Inc.	231,586	20,053,032
*	Ryerson Holding Corp.	111,001	1,746,046
	Schnitzer Steel Industries, Inc., Class A	78,486	4,114,236
	Schweitzer-Mauduit International, Inc.	102,151	4,017,599
	Scotts Miracle-Gro Co. (The)	127,816	22,618,319
	Sealed Air Corp.	185,813	10,544,888
	Sensient Technologies Corp.	92,373	8,053,078
	Sherwin-Williams Co. (The)	190,491	55,438,596
	Silgan Holdings, Inc.	342,112	13,862,378
	Sonoco Products Co.	291,410	18,589,044
	Southern Copper Corp.	110,164	7,231,165
	Steel Dynamics, Inc.	481,497	31,032,482
	Stepan Co.	68,517	8,081,580
*	Summit Materials, Inc., Class A	300,320	10,090,752
	SunCoke Energy, Inc.	198,945	1,537,845
*	Synalloy Corp.	22,975	225,385
#*	TimkenSteel Corp.	177,324	2,363,729
*	Trecora Resources	57,175	452,826
	Tredegar Corp.	111,252	1,454,064
	Trinseo SA	104,361	5,673,064
	Tronox Holdings P.L.C., Class A	415,739	7,662,070

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	UFP Technologies, Inc.	17,652	$1,055,237
	United States Lime & Minerals, Inc.	14,087	1,958,093
#	United States Steel Corp.	498,453	13,199,035
*	Universal Stainless & Alloy Products, Inc.	32,024	360,910
*	US Concrete, Inc.	49,052	3,571,476
	Valvoline, Inc.	334,586	10,265,098
*	Venator Materials P.L.C.	130,745	414,462
	Verso Corp., Class A	170,732	3,247,323
	Vulcan Materials Co.	129,380	23,287,106
	Warrior Met Coal, Inc.	126,547	2,362,632
	Westlake Chemical Corp.	140,920	11,685,086
	WestRock Co.	327,363	16,109,533
	Worthington Industries, Inc.	126,194	8,072,630
	WR Grace & Co.	113,284	7,884,566
TOTAL MATERIALS			1,562,757,585
REAL ESTATE — (0.3%)
#*	Altisource Portfolio Solutions SA	6,759	62,453
*	CBRE Group, Inc., Class A	404,705	39,037,844
*	CKX Lands, Inc.	2,161	25,830
#	CTO Realty Growth, Inc.	14,847	834,253
#*	Cushman & Wakefield P.L.C.	52,389	978,103
#*	eXp World Holdings, Inc.	12,064	433,339
*	Five Point Holdings LLC, Class A	3,804	31,840
*	Forestar Group, Inc.	21,917	448,641
*	FRP Holdings, Inc.	23,658	1,422,556
*	Howard Hughes Corp. (The)	87,682	8,128,998
	Indus Realty Trust, Inc.	10,236	691,442
*	InterGroup Corp. (The)	677	31,027
*	Jones Lang LaSalle, Inc.	107,683	23,967,005
*	JW Mays, Inc.	2,713	103,094
	Kennedy-Wilson Holdings, Inc.	336,154	6,786,949
*	Marcus & Millichap, Inc.	94,475	3,759,160
*	Maui Land & Pineapple Co., Inc.	13,708	143,934
	Newmark Group, Inc., Class A	485,418	6,252,184
#*	Rafael Holdings, Inc., Class B	38,641	1,955,621
	RE/MAX Holdings, Inc., Class A	45,388	1,556,808
#*	Realogy Holdings Corp.	280,301	4,966,934
#*	Redfin Corp.	26,300	1,540,391
	RMR Group, Inc. (The), Class A	30,102	1,181,203
#	St Joe Co. (The)	199,338	9,024,031
*	Stratus Properties, Inc.	23,576	710,816
*	Tejon Ranch Co.	81,541	1,486,493
#*	Trinity Place Holdings, Inc.	16,938	40,143
TOTAL REAL ESTATE			115,601,092
UTILITIES — (1.7%)
	AES Corp. (The)	592,683	14,046,587
	ALLETE, Inc.	78,390	5,512,385
	Alliant Energy Corp.	141,127	8,260,163
	Ameren Corp.	144,378	12,116,202
	American Electric Power Co., Inc.	128,710	11,341,925
#	American States Water Co.	56,210	4,964,467
	American Water Works Co., Inc.	105,607	17,964,807
	Artesian Resources Corp., Class A	17,059	666,666
#	Atlantica Sustainable Infrastructure P.L.C.	243,615	9,686,132
	Atmos Energy Corp.	78,451	7,734,484
#	Avangrid, Inc.	62,463	3,256,821

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Avista Corp.	102,191	$4,376,841
	Black Hills Corp.	111,989	7,576,056
	Brookfield Renewable Corp., Class A	69,657	2,956,243
	California Water Service Group	92,876	5,821,468
	CenterPoint Energy, Inc.	297,695	7,579,315
	Chesapeake Utilities Corp.	33,768	4,207,155
	Clearway Energy, Inc., Class A	67,535	1,820,068
	Clearway Energy, Inc., Class C	140,081	4,017,523
	CMS Energy Corp.	165,770	10,242,928
	Consolidated Edison, Inc.	126,775	9,352,192
	Consolidated Water Co., Ltd.	30,003	380,438
	Dominion Energy, Inc.	180,709	13,529,683
	DTE Energy Co.	109,778	12,879,155
	Duke Energy Corp.	151,638	15,938,670
	Edison International	211,080	11,503,860
	Entergy Corp.	116,917	12,033,098
#	Essential Utilities, Inc.	188,103	9,239,619
	Evergy, Inc.	215,443	14,051,192
	Eversource Energy	122,026	10,527,183
	Exelon Corp.	308,386	14,432,465
	FirstEnergy Corp.	314,908	12,067,275
	Genie Energy, Ltd., Class B	61,685	363,325
	Hawaiian Electric Industries, Inc.	122,659	5,316,041
	IDACORP, Inc.	68,279	7,200,021
	MDU Resources Group, Inc.	366,024	11,610,281
	MGE Energy, Inc.	65,025	5,079,753
	Middlesex Water Co.	35,564	3,618,281
	National Fuel Gas Co.	93,204	4,793,482
	New Jersey Resources Corp.	192,921	7,431,317
	NextEra Energy, Inc.	427,752	33,321,881
	NiSource, Inc.	258,934	6,413,795
	Northwest Natural Holding Co.	51,035	2,668,620
	NorthWestern Corp.	76,091	4,716,881
	NRG Energy, Inc.	655,006	27,012,447
	OGE Energy Corp.	217,058	7,325,707
	ONE Gas, Inc.	84,597	6,241,567
#	Ormat Technologies, Inc.	137,949	9,620,563
	Otter Tail Corp.	85,677	4,351,535
#*	PG&E Corp.	276,328	2,428,923
	Pinnacle West Capital Corp.	101,396	8,471,636
	PNM Resources, Inc.	170,699	8,249,883
	Portland General Electric Co.	146,521	7,164,877
	PPL Corp.	447,715	12,701,675
	Public Service Enterprise Group, Inc.	241,400	15,022,322
*	Pure Cycle Corp.	41,462	641,003
	RGC Resources, Inc.	16,102	408,347
	Sempra Energy	71,702	9,367,866
	SJW Group	64,150	4,421,859
	South Jersey Industries, Inc.	154,488	3,888,463
	Southern Co. (The)	226,157	14,444,648
	Southwest Gas Holdings, Inc.	73,783	5,159,645
#	Spark Energy, Inc., Class A	15,216	169,354
	Spire, Inc.	73,774	5,234,265
#*	Sunnova Energy International, Inc.	10,875	414,338
	UGI Corp.	223,261	10,267,773
	Unitil Corp.	32,521	1,721,011
	Vistra Corp.	778,849	14,914,958
	WEC Energy Group, Inc.	100,459	9,457,210
	Xcel Energy, Inc.	183,560	12,527,970

U.S. Core Equity 2 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	29,489	$1,423,139
TOTAL UTILITIES		575,669,728
TOTAL COMMON STOCKS		33,829,475,414
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	24,077	679,935
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	20,679	2,243,258
INDUSTRIALS — (0.0%)
(r) WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	73,824	2,292,235
TOTAL PREFERRED STOCKS		5,215,428
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Nabors Industries, Ltd. Warrants 06/11/26	6,017	39,110
TOTAL INVESTMENT SECURITIES (Cost $14,710,466,560)		33,834,793,275

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	319,739,752	319,739,752
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	31,699,134	366,758,978
TOTAL INVESTMENTS — (100.0%)
(Cost $15,396,928,904)^^			$34,521,292,005
As of July 31, 2021, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,374	09/17/21	$290,247,749	$301,558,650	$11,310,901
Total Futures Contracts			$290,247,749	$301,558,650	$11,310,901
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$63,323	—	$63,323
Common Stocks
Communication Services	$2,598,599,103	—	—	2,598,599,103
Consumer Discretionary	4,342,762,106	12,768	—	4,342,774,874
Consumer Staples	1,953,046,377	—	—	1,953,046,377
Energy	963,439,750	—	—	963,439,750

U.S. Core Equity 2 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Financials	$4,772,041,679	$12,253	—	$4,772,053,932
Health Care	4,115,194,790	1,133,907	—	4,116,328,697
Industrials	4,782,826,523	—	—	4,782,826,523
Information Technology	8,046,376,058	1,695	—	8,046,377,753
Materials	1,562,757,585	—	—	1,562,757,585
Real Estate	115,601,092	—	—	115,601,092
Utilities	575,669,728	—	—	575,669,728
Preferred Stocks
Communication Services	679,935	—	—	679,935
Consumer Discretionary	2,243,258	—	—	2,243,258
Industrials	2,292,235	—	—	2,292,235
Rights/Warrants
Energy	—	39,110	—	39,110
Temporary Cash Investments	319,739,752	—	—	319,739,752
Securities Lending Collateral	—	366,758,978	—	366,758,978
Futures Contracts**	11,310,901	—	—	11,310,901
TOTAL	$34,164,580,872	$368,022,034	—	$34,532,602,906
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	8	$8,282

		Shares
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (6.5%)
	Activision Blizzard, Inc.	35,792	2,992,927
*	Alphabet, Inc., Class A	10,216	27,527,318
*	Alphabet, Inc., Class C	8,994	24,323,553
*	Altice USA, Inc., Class A	42,746	1,313,585
*	AMC Networks, Inc., Class A	22,739	1,137,860
*	Angi, Inc.	15,392	177,162
#*	Anterix, Inc.	7,672	447,431
	AT&T, Inc.	866,337	24,300,753
	ATN International, Inc.	22,236	957,260
*	Ballantyne Strong, Inc.	7,403	28,576
*	Boston Omaha Corp., Class A	235	7,687
#	Cable One, Inc.	1,282	2,420,403
*	Cargurus, Inc.	32,833	939,024
*	Cars.com, Inc.	58,406	705,544
#*	Charter Communications, Inc., Class A	10,838	8,064,014
*	Cincinnati Bell, Inc.	52,853	810,765
#*	Cinemark Holdings, Inc.	68,869	1,069,536
	Cogent Communications Holdings, Inc.	12,352	958,639
	Comcast Corp., Class A	379,292	22,313,748
*	comScore, Inc.	36,956	148,194
*	Consolidated Communications Holdings, Inc.	63,509	488,384
*	Cumulus Media, Inc., Class A	800	9,432
*	Daily Journal Corp.	563	187,479
*	DHI Group, Inc.	44,943	179,772
#*	Discovery, Inc., Class A	79,285	2,300,058
*	Discovery, Inc., Class C	190,105	5,153,747
#*	DISH Network Corp., Class A	117,268	4,912,357
	Electronic Arts, Inc.	9,605	1,382,736
*	Emerald Holding, Inc.	19,693	77,787
*	Entercom Communications Corp.	20,424	72,914
	Entravision Communications Corp., Class A	62,511	384,443
	EW Scripps Co. (The), Class A	76,118	1,452,331
*	Facebook, Inc., Class A	76,954	27,418,710
	Fox Corp., Class A	92,467	3,297,373
	Fox Corp., Class B	111,351	3,701,307
*	Gaia, Inc.	6,225	74,140
*	Gannett Co., Inc.	139,204	803,207
	Gray Television, Inc.	76,583	1,697,845
	Gray Television, Inc., Class A	2,300	44,752
*	Hemisphere Media Group, Inc.	17,432	221,561
*	IAC/InterActiveCorp	4,267	585,816
*	IDT Corp., Class B	65,010	3,237,498
*	iHeartMedia, Inc., Class A	2,800	72,380
*	IMAX Corp.	43,682	705,027
	Interpublic Group of Cos., Inc. (The)	160,810	5,686,242
*	Iridium Communications, Inc.	119,893	5,063,081
	John Wiley & Sons, Inc., Class A	32,940	1,936,213

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class B	2,087	$122,423
*	Liberty Broadband Corp.	234	40,002
*	Liberty Broadband Corp., Class A	3,632	623,505
*	Liberty Broadband Corp., Class C	44,265	7,856,595
*	Liberty Latin America, Ltd., Class A	9,861	134,603
*	Liberty Latin America, Ltd., Class C	141,079	1,951,123
#*	Liberty Media Corp.-Liberty Braves, Class A	7,775	206,349
*	Liberty Media Corp.-Liberty Braves, Class B	93	2,813
*	Liberty Media Corp.-Liberty Braves, Class C	18,966	501,651
*	Liberty Media Corp.-Liberty Formula One, Class A	19,396	804,158
*	Liberty Media Corp.-Liberty Formula One, Class C	151,032	7,087,932
*	Liberty Media Corp.-Liberty SiriusXM, Class A	42,440	1,981,524
*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	15,019
*	Liberty Media Corp.-Liberty SiriusXM, Class C	90,178	4,166,224
#*	Lions Gate Entertainment Corp., Class A	70,340	1,057,210
*	Lions Gate Entertainment Corp., Class B	100,437	1,341,838
#*	Live Nation Entertainment, Inc.	11,490	906,446
#	Loral Space & Communications, Inc.	1,933	68,409
#	Lumen Technologies, Inc.	775,017	9,664,462
*	Madison Square Garden Entertainment Corp.	18,111	1,267,046
#*	Magnite, Inc.	7,382	223,675
*	Marchex, Inc., Class B	1,280	3,251
#*	Marcus Corp. (The)	19,647	315,727
*	Match Group, Inc.	9,850	1,568,809
#*	Mediaco Holding, Inc., Class A	666	3,936
*	Meredith Corp.	34,299	1,496,808
	National CineMedia, Inc.	25,352	88,225
	New York Times Co. (The), Class A	37,573	1,644,946
	News Corp., Class A	180,238	4,439,262
	News Corp., Class B	94,543	2,222,706
	Nexstar Media Group, Inc., Class A	33,800	4,970,966
	Omnicom Group, Inc.	63,475	4,622,249
*	ORBCOMM, Inc.	56,180	634,272
*	Pinterest, Inc., Class A	12,559	739,725
*	QuinStreet, Inc.	33,447	613,418
*	Reading International, Inc., Class A	17,826	93,765
	Scholastic Corp.	27,699	930,963
*	Sciplay Corp., Class A	6,482	104,295
	Shenandoah Telecommunications Co.	57,187	3,018,902
#	Sirius XM Holdings, Inc.	120,878	782,081
	Spok Holdings, Inc.	38,274	315,378
*	Spotify Technology SA	743	169,902
*	Take-Two Interactive Software, Inc.	11,471	1,989,301
*	TechTarget, Inc.	20,135	1,471,466
	TEGNA, Inc.	194,817	3,452,157
	Telephone and Data Systems, Inc.	97,376	2,176,354
*	T-Mobile US, Inc.	68,202	9,822,452
*	Townsquare Media, Inc., Class A	16,264	199,885
*	Travelzoo	12,456	171,021
*	TripAdvisor, Inc.	38,753	1,470,676
*	TrueCar, Inc.	80,361	422,699
*	Twitter, Inc.	27,266	1,901,803
*	United States Cellular Corp.	34,604	1,258,201
#*	Urban One, Inc.	25,200	115,920
	Verizon Communications, Inc.	422,159	23,548,029
#	ViacomCBS, Inc., Class A	3,778	168,234
	ViacomCBS, Inc., Class B	119,290	4,882,540
*	Vimeo, Inc.	6,927	310,330
*	Walt Disney Co. (The)	80,115	14,101,842

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	World Wrestling Entertainment, Inc., Class A	14,789	$730,281
*	Yelp, Inc.	40,748	1,523,975
*	Zedge, Inc., Class B	5,669	87,076
#*	Zillow Group, Inc., Class A	7,654	819,973
#*	Zillow Group, Inc., Class C	15,644	1,662,331
*	Zynga, Inc., Class A	508,493	5,135,779
TOTAL COMMUNICATION SERVICES			338,015,489
CONSUMER DISCRETIONARY — (12.3%)
#*	1-800-Flowers.com, Inc., Class A	37,182	1,134,051
#*	2U, Inc.	26,280	1,140,552
	Aaron's Co., Inc. (The)	37,551	1,084,097
*	Abercrombie & Fitch Co., Class A	60,470	2,286,371
	Acushnet Holdings Corp.	65,531	3,357,153
*	Adient P.L.C.	50,415	2,123,984
*	Adtalem Global Education, Inc.	44,112	1,603,030
	Advance Auto Parts, Inc.	18,302	3,881,122
	AMCON Distributing Co.	438	74,241
*	American Axle & Manufacturing Holdings, Inc.	96,191	932,091
#	American Eagle Outfitters, Inc.	200,825	6,922,438
*	American Outdoor Brands, Inc.	14,342	386,947
*	American Public Education, Inc.	18,666	552,887
*	America's Car-Mart, Inc.	8,562	1,361,358
*	Aptiv P.L.C.	24,664	4,115,188
	Aramark	145,659	5,117,001
*	Ark Restaurants Corp.	2,975	47,005
*	Asbury Automotive Group, Inc.	19,530	4,012,634
	Autoliv, Inc.	26,841	2,707,720
*	AutoNation, Inc.	82,077	9,958,402
*	Bally's Corp.	17,968	884,924
*	Barnes & Noble Education, Inc.	12,599	105,202
	Bassett Furniture Industries, Inc.	9,023	205,544
	Bath & Body Works, Inc.	16,472	1,318,913
*	Beazer Homes USA, Inc.	28,393	518,456
#*	Bed Bath & Beyond, Inc.	125,343	3,577,289
	Best Buy Co., Inc.	50,959	5,725,244
#	Big 5 Sporting Goods Corp.	27,233	596,947
	Big Lots, Inc.	34,836	2,006,902
*	Biglari Holdings, Inc., Class A	142	112,894
*	Biglari Holdings, Inc., Class B	1,757	288,939
*	BJ's Restaurants, Inc.	22,547	914,957
#*	Bloomin' Brands, Inc.	48,283	1,213,352
*	Bluegreen Vacations Holding Corp.	9,724	168,322
*	Boot Barn Holdings, Inc.	35,095	3,032,910
#	BorgWarner, Inc.	217,822	10,668,922
*	Bowl America, Inc., Class A	2,839	25,750
*	Boyd Gaming Corp.	57,508	3,277,956
*	Bright Horizons Family Solutions, Inc.	11,771	1,759,764
*	Brinker International, Inc.	13,204	717,505
	Brunswick Corp.	51,949	5,423,476
	Buckle, Inc. (The)	25,922	1,090,798
*	Build-A-Bear Workshop, Inc.	13,613	206,918
*	Burlington Stores, Inc.	2,401	803,855
*	Caesars Entertainment, Inc.	37,189	3,248,831
	Caleres, Inc.	34,981	865,430
*	Callaway Golf Co.	74,644	2,364,722
#	Camping World Holdings, Inc., Class A	10,608	417,531
*	Capri Holdings, Ltd.	44,674	2,515,593
*	CarMax, Inc.	27,252	3,650,405

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Carnival Corp.	120,366	$2,605,924
#*	CarParts.com, Inc.	10,907	192,072
	Carriage Services, Inc.	24,853	924,035
*	Carrols Restaurant Group, Inc.	41,335	202,955
	Carter's, Inc.	20,090	1,963,597
	Cato Corp. (The), Class A	18,848	310,992
*	Cavco Industries, Inc.	7,684	1,805,740
	Century Communities, Inc.	28,311	1,966,199
*	Cheesecake Factory, Inc. (The)	26,709	1,208,849
#*	Chegg, Inc.	7,692	681,742
*	Chico's FAS, Inc.	16,895	104,411
*	Children's Place, Inc. (The)	10,104	852,070
*	Chipotle Mexican Grill, Inc.	1,625	3,028,090
#	Choice Hotels International, Inc.	8,184	981,262
	Churchill Downs, Inc.	2,565	476,577
*	Chuy's Holdings, Inc.	14,866	490,578
*	Citi Trends, Inc.	8,687	692,788
	Clarus Corp.	38,436	1,096,195
	Columbia Sportswear Co.	32,436	3,231,274
*	Conn's, Inc.	31,161	693,021
*	Container Store Group, Inc. (The)	9,288	97,710
#»	Contra Zagg, Inc.	25,325	2,279
*	Cooper-Standard Holdings, Inc.	14,883	387,702
	Core-Mark Holding Co., Inc.	43,499	1,872,197
#	Cracker Barrel Old Country Store, Inc.	13,817	1,881,599
*	Crocs, Inc.	37,887	5,145,433
	Crown Crafts, Inc.	2,196	16,097
	Culp, Inc.	13,186	197,394
	Dana, Inc.	120,134	2,902,437
	Darden Restaurants, Inc.	19,640	2,865,083
*	Dave & Buster's Entertainment, Inc.	30,313	1,008,817
*	Deckers Outdoor Corp.	13,019	5,348,856
	Del Taco Restaurants, Inc.	38,437	327,099
*	Delta Apparel, Inc.	12,387	396,384
*	Denny's Corp.	29,926	421,059
*	Designer Brands, Inc., Class A	54,851	799,179
#	Dick's Sporting Goods, Inc.	75,287	7,840,388
	Dillard's, Inc., Class A	28,966	5,308,599
	Dollar General Corp.	15,888	3,696,184
*	Dollar Tree, Inc.	31,716	3,164,940
	Domino's Pizza, Inc.	4,335	2,277,999
*	Dorman Products, Inc.	29,654	2,999,502
	DR Horton, Inc.	107,123	10,222,748
	eBay, Inc.	25,601	1,746,244
	Educational Development Corp.	6,574	69,356
*	El Pollo Loco Holdings, Inc.	35,651	663,465
	Escalade, Inc.	12,824	291,105
	Ethan Allen Interiors, Inc.	26,692	634,469
#*	Etsy, Inc.	4,577	839,925
*	Expedia Group, Inc.	6,039	971,494
*	Fiesta Restaurant Group, Inc.	16,154	216,302
*	Five Below, Inc.	10,014	1,946,922
*	Flanigan's Enterprises, Inc.	300	9,420
	Flexsteel Industries, Inc.	8,594	296,493
*	Floor & Decor Holdings, Inc., Class A	15,459	1,886,153
	Foot Locker, Inc.	77,357	4,413,990
*	Ford Motor Co.	496,668	6,928,519
*	Fossil Group, Inc.	43,563	549,765
*	Fox Factory Holding Corp.	18,678	3,017,244

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Franchise Group, Inc.	2,692	$91,420
*	frontdoor, Inc.	12,979	635,192
*	Full House Resorts, Inc.	19,188	158,685
	Gap, Inc. (The)	161,340	4,706,288
	Garmin, Ltd.	22,692	3,567,182
*	General Motors Co.	210,867	11,985,680
*	Genesco, Inc.	14,308	821,995
	Gentex Corp.	187,260	6,372,458
*	Gentherm, Inc.	32,515	2,696,469
	Genuine Parts Co.	29,873	3,791,481
*	G-III Apparel Group, Ltd.	45,437	1,356,749
*	Goodyear Tire & Rubber Co. (The)	228,885	3,595,783
*	GoPro, Inc., Class A	44,255	453,171
	Graham Holdings Co., Class B	4,229	2,810,847
*	Grand Canyon Education, Inc.	24,353	2,249,487
*	Green Brick Partners, Inc.	22,902	574,153
	Group 1 Automotive, Inc.	15,409	2,677,160
	Guess?, Inc.	59,084	1,318,755
	H&R Block, Inc.	69,238	1,699,793
#	Hamilton Beach Brands Holding Co., Class A	17,718	331,149
#	Hanesbrands, Inc.	144,709	2,642,386
	Harley-Davidson, Inc.	86,941	3,444,602
	Hasbro, Inc.	36,659	3,645,371
	Haverty Furniture Cos., Inc.	19,633	706,592
	Haverty Furniture Cos., Inc., Class A	1,796	64,782
#*	Helen of Troy, Ltd.	20,370	4,550,454
	Hibbett, Inc.	18,402	1,631,521
*	Hilton Grand Vacations, Inc.	48,053	1,954,316
	Hooker Furniture Corp.	11,517	382,249
*	Horizon Global Corp.	21,781	193,851
*	Houghton Mifflin Harcourt Co.	42,076	476,300
#*	Hyatt Hotels Corp., Class A	26,200	2,092,594
	Installed Building Products, Inc.	19,856	2,382,720
#*	International Game Technology P.L.C.	102,105	1,914,469
*	iRobot Corp.	10,474	916,475
*	J Alexander's Holdings, Inc.	13,620	188,092
	Jack in the Box, Inc.	6,082	662,087
	Johnson Outdoors, Inc., Class A	12,917	1,528,985
#*	Just Eat Takeaway.com NV, Sponsored ADR	38,515	678,249
	KB Home	80,690	3,424,484
	Kohl's Corp.	114,994	5,841,695
#	Kontoor Brands, Inc.	14,269	790,217
*	Lakeland Industries, Inc.	7,500	202,200
*	Lands' End, Inc.	8,485	325,230
*	Las Vegas Sands Corp.	15,717	665,615
*	Laureate Education, Inc., Class A	52,674	780,102
	La-Z-Boy, Inc.	45,566	1,530,106
	LCI Industries	25,955	3,784,758
	Lear Corp.	58,782	10,285,674
	Leggett & Platt, Inc.	36,421	1,749,301
	Lennar Corp., Class A	86,062	9,049,419
	Lennar Corp., Class B	9,841	849,770
	Levi Strauss & Co., Class A	9,166	252,248
#*	LGI Homes, Inc.	24,836	4,244,472
	Lifetime Brands, Inc.	19,138	288,410
*	Lincoln Educational Services Corp.	12,212	84,751
#*	Lindblad Expeditions Holdings, Inc.	5,561	76,130
*	Liquidity Services, Inc.	37,467	743,345
#	Lithia Motors, Inc., Class A	18,484	6,972,534

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	LKQ Corp.	194,919	$9,892,139
*	Lovesac Co. (The)	8,026	487,178
*	Luby's, Inc.	11,966	48,582
*	Lumber Liquidators Holdings, Inc.	4,906	93,606
*	M/I Homes, Inc.	42,211	2,731,474
*	Macy's, Inc.	263,459	4,478,803
*	Malibu Boats, Inc., Class A	20,283	1,696,876
	Marine Products Corp.	15,913	260,337
*	MarineMax, Inc.	26,965	1,450,447
*	Marriott Vacations Worldwide Corp.	35,897	5,290,141
*	MasterCraft Boat Holdings, Inc.	18,751	499,902
#*	Mattel, Inc.	109,240	2,372,693
	McDonald's Corp.	1,857	450,712
	MDC Holdings, Inc.	82,456	4,396,554
»†	Media General, Inc.	38,825	2,190
*	Meritage Homes Corp.	35,556	3,860,670
	MGM Resorts International	68,254	2,561,573
*	Modine Manufacturing Co.	50,652	847,408
*	Mohawk Industries, Inc.	45,811	8,928,564
*	Monarch Casino & Resort, Inc.	5,624	359,092
#*	Monitronics International, Inc.	707	6,427
	Monro, Inc.	27,044	1,568,552
*	Motorcar Parts of America, Inc.	22,004	489,369
	Movado Group, Inc.	14,193	426,784
	Murphy USA, Inc.	35,401	5,222,002
	Nathan's Famous, Inc.	4,206	270,235
#*	National Vision Holdings, Inc.	45,424	2,451,988
#*	Nautilus, Inc.	29,587	427,532
*	New Home Co., Inc. (The)	30,592	272,269
	Newell Brands, Inc.	295,559	7,315,085
	Nobility Homes, Inc.	1,284	41,088
*	Nordstrom, Inc.	34,419	1,139,269
#*	Norwegian Cruise Line Holdings, Ltd.	90,575	2,176,517
*	NVR, Inc.	916	4,783,902
*	ODP Corp. (The)	36,903	1,746,619
#*	Ollie's Bargain Outlet Holdings, Inc.	22,866	2,128,825
	Oxford Industries, Inc.	16,622	1,444,950
	Papa John's International, Inc.	7,165	817,670
	Patrick Industries, Inc.	24,604	2,033,029
*	Peloton Interactive, Inc., Class A	3,979	469,721
#*	Penn National Gaming, Inc.	31,008	2,120,327
#	Penske Automotive Group, Inc.	101,131	8,960,207
*	Perdoceo Education Corp.	70,479	835,881
#	PetMed Express, Inc.	15,853	497,626
*	Planet Fitness, Inc., Class A	12,287	924,351
*	Playa Hotels & Resorts NV	71,600	479,004
#	Polaris, Inc.	20,839	2,731,368
	Pool Corp.	4,862	2,323,161
*	Potbelly Corp.	8,889	62,045
	PulteGroup, Inc.	160,126	8,786,114
#*	Purple Innovation, Inc.	20,059	528,354
*	PVH Corp.	40,828	4,271,425
	QEP Co., Inc.	1,575	37,020
*	Quotient Technology, Inc.	63,283	687,253
	Qurate Retail, Inc., Class A	185,148	2,195,855
	Ralph Lauren Corp.	32,901	3,734,922
	RCI Hospitality Holdings, Inc.	9,765	612,851
*	Red Robin Gourmet Burgers, Inc.	11,471	300,884
*	Red Rock Resorts, Inc., Class A	21,324	840,166

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Regis Corp.	37,759	$300,939
	Rent-A-Center, Inc.	51,114	2,924,743
*	Revolve Group, Inc.	9,318	648,626
#*	RH	2,787	1,850,791
	Rocky Brands, Inc.	7,323	398,371
	Ross Stores, Inc.	12,472	1,530,190
#*	Royal Caribbean Cruises, Ltd.	58,690	4,511,500
*	Ruth's Hospitality Group, Inc.	27,514	549,455
*	Sally Beauty Holdings, Inc.	82,309	1,557,286
*	Scientific Games Corp., Class A	24,010	1,481,657
*	SeaWorld Entertainment, Inc.	43,023	2,039,720
*	Select Interior Concepts, Inc., Class A	1,700	18,598
	Service Corp. International	89,573	5,597,417
*	Shake Shack, Inc., Class A	11,445	1,150,680
	Shoe Carnival, Inc.	30,438	1,025,761
	Shutterstock, Inc.	16,849	1,827,948
	Signet Jewelers, Ltd.	46,478	2,990,395
*	Skechers U.S.A., Inc., Class A	89,150	4,785,572
*	Skyline Champion Corp.	43,338	2,444,263
*	Sleep Number Corp.	15,594	1,547,081
	Smith & Wesson Brands, Inc.	64,060	1,502,207
#	Sonic Automotive, Inc., Class A	40,894	2,230,768
*	Sonos, Inc.	41,254	1,377,059
*	Sportsman's Warehouse Holdings, Inc.	30,710	542,646
*	Stamps.com, Inc.	15,971	5,218,684
	Standard Motor Products, Inc.	30,561	1,276,227
	Steven Madden, Ltd.	64,835	2,841,718
#*	Stitch Fix, Inc., Class A	2,909	156,853
*	Stoneridge, Inc.	31,731	918,612
	Strategic Education, Inc.	24,634	1,953,230
*	Strattec Security Corp.	3,345	137,747
*	Stride, Inc.	46,169	1,415,542
	Superior Group of Cos, Inc.	15,854	371,142
*	Superior Industries International, Inc.	24,707	210,009
*	Tandy Leather Factory, Inc.	17,438	83,528
*	Tapestry, Inc.	178,882	7,566,709
	Target Corp.	30,844	8,051,826
*	Taylor Morrison Home Corp.	127,306	3,414,347
	Tempur Sealy International, Inc.	65,114	2,817,483
*	Tenneco, Inc., Class A	23,806	414,462
*	Terminix Global Holdings, Inc.	69,923	3,670,957
	Texas Roadhouse, Inc.	25,861	2,383,608
#	Thor Industries, Inc.	29,689	3,513,990
	Tilly's, Inc., Class A	23,107	342,677
	Toll Brothers, Inc.	111,002	6,579,089
*	TopBuild Corp.	37,395	7,579,593
	Tractor Supply Co.	17,500	3,166,275
	Travel & Leisure Co.	18,662	966,692
*	TravelCenters of America, Inc.	10,101	292,121
*	Tri Pointe Homes, Inc.	103,909	2,506,285
#*	Tupperware Brands Corp.	818	17,088
*	Ulta Beauty, Inc.	7,599	2,551,744
*	Under Armour, Inc., Class A	16,694	341,392
*	Under Armour, Inc., Class C	23,767	416,398
*	Unifi, Inc.	19,615	462,718
#*	Unique Fabricating, Inc.	4,543	11,993
*	Universal Electronics, Inc.	17,436	814,959
*	Universal Technical Institute, Inc.	27,693	168,373
*	Urban Outfitters, Inc.	90,047	3,347,947

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Vail Resorts, Inc.	5,219	$1,592,839
#*	Veoneer, Inc.	10,674	334,310
*	Vera Bradley, Inc.	28,371	312,365
	VF Corp.	20,136	1,614,907
*	Vince Holding Corp.	1,700	13,515
*	Vista Outdoor, Inc.	58,723	2,371,822
*	Visteon Corp.	17,643	2,012,184
*	VOXX International Corp.	36,231	413,758
#*	Wayfair, Inc., Class A	300	72,408
	Wendy's Co. (The)	146,718	3,405,325
	Weyco Group, Inc.	10,880	242,733
#	Whirlpool Corp.	32,407	7,179,447
#	Williams-Sonoma, Inc.	34,547	5,240,780
	Wingstop, Inc.	6,906	1,183,067
	Winmark Corp.	2,807	591,772
	Winnebago Industries, Inc.	32,980	2,370,273
	Wolverine World Wide, Inc.	65,467	2,195,763
*	WW International, Inc.	6,975	214,411
	Wyndham Hotels & Resorts, Inc.	19,618	1,413,673
#*	Wynn Resorts, Ltd.	7,029	691,162
*	XPEL, Inc.	690	63,894
*	YETI Holdings, Inc.	14,854	1,430,886
*	Zovio, Inc.	56,782	139,116
*	Zumiez, Inc.	33,580	1,465,767
TOTAL CONSUMER DISCRETIONARY			635,817,354
CONSUMER STAPLES — (4.6%)
	Alico, Inc.	8,114	306,790
	Andersons, Inc. (The)	27,956	746,425
	Archer-Daniels-Midland Co.	157,835	9,425,906
#	B&G Foods, Inc.	62,724	1,801,433
#*	Beyond Meat, Inc.	2,099	257,547
#*	BJ's Wholesale Club Holdings, Inc.	19,268	975,732
#*	Boston Beer Co., Inc. (The), Class A	2,249	1,596,790
*	Bridgford Foods Corp.	4,114	53,770
	Brown-Forman Corp., Class A	3,283	219,600
	Brown-Forman Corp., Class B	800	56,736
	Bunge, Ltd.	114,831	8,914,331
	Calavo Growers, Inc.	14,346	808,254
	Cal-Maine Foods, Inc.	37,112	1,294,838
#	Campbell Soup Co.	63,276	2,766,427
	Casey's General Stores, Inc.	19,496	3,854,554
#*	Celsius Holdings, Inc.	3,888	266,833
*	Central Garden & Pet Co.	20,939	1,011,144
*	Central Garden & Pet Co., Class A	51,488	2,229,945
*	Chefs' Warehouse, Inc. (The)	36,090	1,043,723
	Church & Dwight Co., Inc.	20,030	1,734,197
	Coca-Cola Co. (The)	47,131	2,687,881
	Coca-Cola Consolidated, Inc.	7,711	3,077,846
*	Coffee Holding Co., Inc.	1,900	11,286
	Conagra Brands, Inc.	96,132	3,219,461
	Constellation Brands, Inc., Class A	9,086	2,038,353
	Costco Wholesale Corp.	7,743	3,327,322
*	Coty, Inc., Class A	430,982	3,762,473
*	Darling Ingredients, Inc.	220,601	15,236,911
	Edgewell Personal Care Co.	48,406	1,988,519
*	elf Beauty, Inc.	40,147	1,108,459
#	Energizer Holdings, Inc.	49,645	2,127,288
*	Farmer Bros Co.	18,622	180,447

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Flowers Foods, Inc.	126,752	$2,986,277
	Fresh Del Monte Produce, Inc.	60,762	1,875,115
*	Freshpet, Inc.	3,313	485,189
	General Mills, Inc.	48,507	2,855,122
#*	Grocery Outlet Holding Corp.	9,402	311,394
#*	Hain Celestial Group, Inc. (The)	96,422	3,848,202
*	Herbalife Nutrition, Ltd.	22,190	1,130,359
	Hershey Co. (The)	5,788	1,035,357
#	Hormel Foods Corp.	45,106	2,092,016
*	Hostess Brands, Inc.	114,236	1,838,057
#	Ingles Markets, Inc., Class A	11,945	713,833
	Ingredion, Inc.	43,781	3,844,410
	Inter Parfums, Inc.	25,661	1,972,561
	J&J Snack Foods Corp.	12,350	2,030,093
#	JM Smucker Co. (The)	36,970	4,847,137
	John B. Sanfilippo & Son, Inc.	13,938	1,287,314
	Kellogg Co.	32,803	2,078,398
	Keurig Dr Pepper, Inc.	85,002	2,992,920
	Kraft Heinz Co. (The)	75,992	2,923,412
	Kroger Co. (The)	166,009	6,756,566
	Lamb Weston Holdings, Inc.	5,072	338,657
	Lancaster Colony Corp.	12,384	2,450,422
*	Landec Corp.	45,500	497,770
*	Lifevantage Corp.	2,000	16,240
#*	Lifeway Foods, Inc.	6,493	41,036
#	Limoneira Co.	14,670	262,740
	McCormick & Co., Inc.	23,510	1,978,837
#	McCormick & Co., Inc.	2,128	179,103
	Medifast, Inc.	10,658	3,042,966
#	MGP Ingredients, Inc.	22,542	1,344,630
*	Molson Coors Beverage Co., Class A	534	32,318
#*	Molson Coors Beverage Co., Class B	85,831	4,196,278
	Mondelez International, Inc., Class A	66,070	4,179,588
*	Monster Beverage Corp.	26,276	2,478,352
#	National Beverage Corp.	26,584	1,206,382
*	Natural Alternatives International, Inc.	8,015	141,224
	Natural Grocers by Vitamin Cottage, Inc.	19,128	213,851
	Natural Health Trends Corp.	995	7,065
	Nature's Sunshine Products, Inc.	15,233	267,948
	Nu Skin Enterprises, Inc., Class A	37,974	2,038,824
	Oil-Dri Corp. of America	4,973	176,890
*	Performance Food Group Co.	46,051	2,110,057
	Philip Morris International, Inc.	24,545	2,456,709
*	Pilgrim's Pride Corp.	105,011	2,325,994
*	Post Holdings, Inc.	67,110	6,868,037
	PriceSmart, Inc.	26,370	2,366,444
	Procter & Gamble Co. (The)	90,151	12,822,177
#*	Rite Aid Corp.	11,270	171,304
*	Rocky Mountain Chocolate Factory, Inc.	5,160	43,189
*	S&W Seed Co.	14,868	49,362
	Sanderson Farms, Inc.	19,734	3,687,101
	Seaboard Corp.	553	2,272,830
*	Seneca Foods Corp., Class A	6,380	349,241
*	Seneca Foods Corp., Class B	1,251	68,167
*	Simply Good Foods Co. (The)	78,778	2,952,599
	SpartanNash Co.	30,260	588,557
	Spectrum Brands Holdings, Inc.	27,829	2,430,863
#*	Sprouts Farmers Market, Inc.	64,713	1,590,646
#	Tootsie Roll Industries, Inc.	32,498	1,117,606

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	TreeHouse Foods, Inc.	46,507	$2,064,911
#	Turning Point Brands, Inc.	16,054	851,183
	Tyson Foods, Inc., Class A	113,483	8,109,495
*	United Natural Foods, Inc.	48,441	1,604,366
	United-Guardian, Inc.	1,872	28,698
	Universal Corp.	20,980	1,094,317
*	US Foods Holding Corp.	57,892	1,988,011
*	USANA Health Sciences, Inc.	18,814	1,792,410
	Vector Group, Ltd.	33,478	447,266
#*	Veru, Inc.	14,000	96,180
	Village Super Market, Inc., Class A	10,832	244,262
	Walgreens Boots Alliance, Inc.	183,616	8,657,494
	Walmart, Inc.	81,673	11,642,486
#	WD-40 Co.	6,701	1,628,276
	Weis Markets, Inc.	22,288	1,173,463
TOTAL CONSUMER STAPLES			236,819,775
ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	4,112	109,873
#*	Alto Ingredients, Inc.	4,014	21,274
#	Antero Midstream Corp.	306,893	2,915,483
*	Antero Resources Corp.	199,927	2,719,007
	APA Corp.	21,097	395,569
#*	Arch Resources, Inc.	13,181	866,255
	Archrock, Inc.	142,264	1,224,893
*	Ardmore Shipping Corp.	11,393	41,357
*	Aspen Aerogels, Inc.	12,224	460,234
	Baker Hughes Co.	164,450	3,492,918
	Berry Corp.	25,575	141,941
	Bonanza Creek Energy, Inc.	22,765	875,770
*	Bristow Group, Inc.	4,208	109,324
#	Cabot Oil & Gas Corp.	222,139	3,554,224
	Cactus, Inc., Class A	20,900	753,236
*	California Resources Corp.	19,566	550,000
*	Callon Petroleum Co.	20,129	792,277
#*	Centennial Resource Development, Inc., Class A	118,200	615,822
*	ChampionX Corp.	121,440	2,822,266
*	Cheniere Energy, Inc.	10,173	863,993
#	Chesapeake Energy Corp.	31,823	1,720,033
	Chevron Corp.	120,596	12,277,879
	Cimarex Energy Co.	37,436	2,440,827
*	Clean Energy Fuels Corp.	161,671	1,214,149
*	CNX Resources Corp.	208,465	2,522,426
*	Comstock Resources, Inc.	41,338	251,335
	ConocoPhillips	199,230	11,168,834
*	CONSOL Energy, Inc.	36,002	756,402
#*	Contango Oil & Gas Co.	13,370	51,073
	Continental Resources, Inc.	38,357	1,309,892
	Core Laboratories NV	32,396	1,080,731
#	CVR Energy, Inc.	49,655	678,287
#*	Dawson Geophysical Co.	42,481	115,124
	Delek US Holdings, Inc.	77,055	1,339,216
*	Denbury, Inc.	18,920	1,243,233
	Devon Energy Corp.	344,714	8,907,410
	DHT Holdings, Inc.	170,676	989,921
	Diamondback Energy, Inc.	63,179	4,872,996
*	DMC Global, Inc.	11,853	518,806
*	Dorian LPG, Ltd.	28,630	346,423
*	Dril-Quip, Inc.	32,802	937,481

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Earthstone Energy, Inc., Class A	8,839	$86,887
	EnLink Midstream LLC	290,808	1,619,801
	EOG Resources, Inc.	121,256	8,834,712
*	EQT Corp.	227,710	4,187,587
	Equitrans Midstream Corp.	233,534	1,919,649
	Evolution Petroleum Corp.	27,987	118,105
*	Exterran Corp.	28,147	123,284
	Exxon Mobil Corp.	246,853	14,211,327
#*	Frank's International NV	123,722	340,236
*	Geospace Technologies Corp.	11,604	101,303
#*	Goodrich Petroleum Corp.	10,368	166,095
*	Green Plains, Inc.	41,406	1,464,116
*	Gulf Island Fabrication, Inc.	13,000	59,280
	Halliburton Co.	182,445	3,772,963
*	Helix Energy Solutions Group, Inc.	146,130	606,439
	Helmerich & Payne, Inc.	67,371	1,931,527
	Hess Corp.	63,381	4,844,844
	HollyFrontier Corp.	169,076	4,970,834
	International Seaways, Inc.	25,592	420,988
	Kinder Morgan, Inc.	259,342	4,507,364
*	Kosmos Energy, Ltd.	130,151	300,649
*	Laredo Petroleum, Inc.	2,590	142,605
*	Liberty Oilfield Services, Inc., Class A	159,250	1,622,757
*	Magnolia Oil & Gas Corp., Class A	54,497	762,958
	Marathon Oil Corp.	344,761	3,995,780
	Marathon Petroleum Corp.	137,887	7,614,120
	Matador Resources Co.	96,926	2,995,013
*	MIND Technology, Inc.	23,880	47,282
	Murphy Oil Corp.	130,435	2,831,744
*	Nabors Industries, Ltd.	13,224	1,157,232
	NACCO Industries, Inc., Class A	6,859	171,955
*	Natural Gas Services Group, Inc.	11,623	116,230
#	New Fortress Energy, Inc.	5,225	158,370
*	Newpark Resources, Inc.	62,867	203,060
*	NexTier Oilfield Solutions, Inc.	212,113	810,272
	Nordic American Tankers, Ltd.	18,996	49,580
*	NOV, Inc.	279,042	3,853,570
	Occidental Petroleum Corp.	275,828	7,199,111
*	Oceaneering International, Inc.	83,138	1,102,410
*	Oil States International, Inc.	65,327	369,751
	ONEOK, Inc.	88,261	4,586,924
	Ovintiv, Inc.	37,407	959,864
*	Par Pacific Holdings, Inc.	45,940	752,497
	Patterson-UTI Energy, Inc.	162,481	1,303,098
*	PBF Energy, Inc., Class A	108,386	993,900
	PDC Energy, Inc.	81,735	3,232,619
*	Peabody Energy Corp.	52,571	615,606
#*	Penn Virginia Corp.	13,367	247,156
	Phillips 66	57,171	4,198,067
	PHX Minerals, Inc.	4,753	14,354
	Pioneer Natural Resources Co.	100,634	14,629,165
#*	PrimeEnergy Resources Corp.	908	47,216
*	ProPetro Holding Corp.	100,289	757,182
*	Range Resources Corp.	335,349	5,107,365
*	Renewable Energy Group, Inc.	44,851	2,747,124
*	REX American Resources Corp.	5,039	413,198
*	RPC, Inc.	139,731	586,870
	Schlumberger, N.V.	156,928	4,524,234
	Scorpio Tankers, Inc.	49,862	815,244

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	SEACOR Marine Holdings, Inc.	12,978	$50,355
*	Select Energy Services, Inc., Class A	47,597	283,202
	SFL Corp., Ltd.	116,738	801,990
*	SilverBow Resources, Inc.	3,866	76,624
	SM Energy Co.	105,207	1,967,371
	Solaris Oilfield Infrastructure, Inc., Class A	24,660	214,542
#*	Southwestern Energy Co.	695,371	3,275,197
*	Talos Energy, Inc.	74,444	859,084
	Targa Resources Corp.	117,021	4,927,754
*	Technip Energies NV, ADR	13,425	181,909
*	TechnipFMC P.L.C.	284,664	2,055,274
#*	Teekay Corp.	200	598
*	Teekay Tankers, Ltd., Class A	23,512	297,427
	Texas Pacific Land Corp.	67	100,001
*	Tidewater, Inc.	19,226	217,638
#*	Transocean, Ltd.	355,113	1,281,958
*	US Silica Holdings, Inc.	62,748	633,755
	Valero Energy Corp.	69,781	4,673,234
*	Whiting Petroleum Corp.	34,316	1,609,420
	Williams Cos., Inc. (The)	239,650	6,003,232
	World Fuel Services Corp.	62,094	2,139,759
TOTAL ENERGY			246,041,991
FINANCIALS — (20.8%)
	1st Constitution Bancorp	11,206	241,938
	1st Source Corp.	39,221	1,795,930
	ACNB Corp.	7,905	220,787
	Affiliated Managers Group, Inc.	29,014	4,596,978
	Aflac, Inc.	104,572	5,751,460
*	Alleghany Corp.	5,549	3,679,542
	Allegiance Bancshares, Inc.	6,934	252,883
	Allstate Corp. (The)	110,696	14,396,015
	Ally Financial, Inc.	208,481	10,707,584
	Altabancorp	12,480	504,067
	A-Mark Precious Metals, Inc.	6,646	338,547
*	Ambac Financial Group, Inc.	45,169	655,854
	American Equity Investment Life Holding Co.	79,259	2,543,421
	American Express Co.	42,837	7,304,994
	American Financial Group, Inc.	54,965	6,952,523
	American International Group, Inc.	111,199	5,265,273
	American National Bankshares, Inc.	9,565	302,158
	American National Group, Inc.	20,075	3,311,973
	American River Bankshares	1,900	37,316
	Ameriprise Financial, Inc.	17,086	4,400,670
	Ameris Bancorp	58,199	2,829,053
	AMERISAFE, Inc.	21,486	1,228,999
	AmeriServ Financial, Inc.	15,921	60,341
	Ames National Corp.	7,690	181,407
	Aon P.L.C., Class A	7,454	1,938,264
*	Arch Capital Group, Ltd.	127,389	4,968,171
	Ares Management Corp., Class A	4,739	339,360
	Argo Group International Holdings, Ltd.	29,430	1,534,186
	Arrow Financial Corp.	14,904	537,289
	Arthur J Gallagher & Co.	14,066	1,959,534
#	Artisan Partners Asset Management, Inc., Class A	23,058	1,108,859
	Associated Banc-Corp	125,354	2,482,009
	Associated Capital Group, Inc., Class A	1,469	55,367
	Assurant, Inc.	44,325	6,994,928
	Assured Guaranty, Ltd.	66,849	3,196,051

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Athene Holding, Ltd., Class A	108,114	$6,986,327
#	Atlantic American Corp.	5,179	21,182
*	Atlantic Capital Bancshares, Inc.	16,517	396,408
	Atlantic Union Bankshares Corp.	72,661	2,577,286
*	Atlanticus Holdings Corp.	19,831	862,252
	Auburn National BanCorp, Inc.	2,722	92,058
	Axis Capital Holdings, Ltd.	60,326	3,068,784
*	Axos Financial, Inc.	53,309	2,550,836
	B. Riley Financial, Inc.	749	50,602
	Banc of California, Inc.	51,663	884,471
	BancFirst Corp.	39,183	2,173,873
*	Bancorp, Inc. (The)	46,575	1,088,458
	BancorpSouth Bank	87,400	2,254,920
	Bank of America Corp.	491,054	18,836,831
	Bank of Commerce Holdings	11,986	161,451
	Bank of Hawaii Corp.	33,585	2,811,400
	Bank of Marin Bancorp	9,466	328,470
	Bank of New York Mellon Corp. (The)	144,981	7,441,875
	Bank of NT Butterfield & Son, Ltd. (The)	55,230	1,830,322
#	Bank of South Carolina Corp.	3,898	81,975
	Bank OZK	80,917	3,294,131
	BankFinancial Corp.	21,510	245,644
	BankUnited, Inc.	77,053	3,049,758
	Bankwell Financial Group, Inc.	3,662	105,539
	Banner Corp.	30,084	1,595,655
	Bar Harbor Bankshares	11,642	333,427
*	Baycom Corp.	5,500	100,650
	BCB Bancorp, Inc.	10,545	158,597
*	Berkshire Hathaway, Inc., Class B	110,049	30,625,536
	Berkshire Hills Bancorp, Inc.	41,138	1,112,372
	BGC Partners, Inc., Class A	215,388	1,152,326
	BlackRock, Inc.	6,183	5,361,712
*	Blucora, Inc.	51,074	861,108
	BOK Financial Corp.	50,377	4,232,172
*	Bridgewater Bancshares, Inc.	1,700	27,574
*	Brighthouse Financial, Inc.	71,314	3,070,781
	BrightSphere Investment Group, Inc.	43,398	1,084,516
	Brookline Bancorp, Inc.	93,270	1,340,290
	Brown & Brown, Inc.	39,544	2,151,194
	Bryn Mawr Bank Corp.	21,331	834,682
	Byline Bancorp, Inc.	5,600	137,816
	C&F Financial Corp.	4,203	219,649
	Cadence BanCorp	100,887	1,916,853
	California First Leasing Corp.	3,253	60,587
	Cambridge Bancorp	3,750	320,925
	Camden National Corp.	18,415	824,440
*	Cannae Holdings, Inc.	74,786	2,486,634
	Capital City Bank Group, Inc.	15,372	374,154
	Capital One Financial Corp.	51,004	8,247,347
	Capitol Federal Financial, Inc.	174,698	1,937,401
	Capstar Financial Holdings, Inc.	2,201	46,661
	Cathay General Bancorp	70,157	2,656,846
	Cboe Global Markets, Inc.	21,537	2,551,488
	CBTX, Inc.	10,878	286,091
*	CCUR Holdings, Inc.	2	13,476
	Central Pacific Financial Corp.	40,073	1,025,869
	Central Valley Community Bancorp	4,680	104,785
	Century Bancorp, Inc., Class A	4,065	464,955
	Charles Schwab Corp. (The)	79,957	5,433,078

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chemung Financial Corp.	3,608	$165,607
	Chubb, Ltd.	25,440	4,292,746
	Cincinnati Financial Corp.	65,504	7,721,612
	CIT Group, Inc.	36,396	1,755,743
	Citigroup, Inc.	117,753	7,962,458
	Citizens & Northern Corp.	5,780	142,766
	Citizens Community Bancorp, Inc.	4,408	61,051
	Citizens Financial Group, Inc.	97,760	4,121,562
	Citizens Holding Co.	2,806	49,386
#*	Citizens, Inc.	46,149	247,359
	City Holding Co.	13,464	1,018,686
	Civista Bancshares, Inc.	12,586	288,094
	CME Group, Inc.	14,913	3,163,495
	CNA Financial Corp.	18,368	808,376
	CNB Financial Corp.	13,535	312,117
	CNO Financial Group, Inc.	221,717	5,064,016
*	Coastal Financial Corp.	800	23,376
	Codorus Valley Bancorp, Inc.	8,409	183,568
	Cohen & Steers, Inc.	29,832	2,482,321
	Colony Bankcorp, Inc.	5,499	98,432
	Columbia Banking System, Inc.	63,064	2,203,456
*	Columbia Financial, Inc.	44,039	794,464
	Comerica, Inc.	55,683	3,823,195
	Commerce Bancshares, Inc.	64,618	4,570,431
	Community Bank System, Inc.	54,753	3,922,505
	Community Bankers Trust Corp.	24,209	256,615
	Community Financial Corp. (The)	3,756	137,319
	Community Trust Bancorp, Inc.	18,488	735,083
	Community West Bancshares	2,872	37,566
	ConnectOne Bancorp, Inc.	34,400	904,720
*	Consumer Portfolio Services, Inc.	54,459	270,661
	County Bancorp, Inc.	7,540	261,563
#	Cowen, Inc., Class A	18,912	756,102
	Crawford & Co., Class A	44,722	472,712
	Crawford & Co., Class B	32,131	332,556
#*	Credit Acceptance Corp.	9,554	4,631,493
#	Cullen/Frost Bankers, Inc.	37,986	4,076,658
*	Customers Bancorp, Inc.	25,241	914,229
	CVB Financial Corp.	123,991	2,363,268
	Diamond Hill Investment Group, Inc.	4,348	748,943
	Dime Community Bancshares, Inc.	40,119	1,324,729
	Discover Financial Services	54,950	6,831,384
	Donegal Group, Inc., Class A	32,839	508,019
	Donegal Group, Inc., Class B	3,821	58,461
*	Donnelley Financial Solutions, Inc.	33,283	1,072,045
	Eagle Bancorp Montana, Inc.	4,214	93,551
	Eagle Bancorp, Inc.	25,813	1,420,489
	East West Bancorp, Inc.	76,183	5,420,420
*	eHealth, Inc.	13,573	705,932
#	Elmira Savings Bank	1,680	24,192
#	Emclaire Financial Corp.	500	14,080
	Employers Holdings, Inc.	22,431	931,335
#*	Encore Capital Group, Inc.	25,358	1,200,448
*	Enova International, Inc.	37,642	1,245,574
*	Enstar Group, Ltd.	15,614	4,013,110
	Enterprise Bancorp, Inc.	6,505	212,713
	Enterprise Financial Services Corp.	30,921	1,378,149
	Equitable Holdings, Inc.	229,064	7,071,206
*	Equity Bancshares, Inc., Class A	10,114	297,958

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Erie Indemnity Co., Class A	5,762	$1,065,336
*	Esquire Financial Holdings, Inc.	826	19,931
	ESSA Bancorp, Inc.	11,606	189,526
	Essent Group, Ltd.	36,623	1,654,261
	Evans Bancorp, Inc.	4,676	182,691
	Evercore, Inc., Class A	19,759	2,612,140
	Everest Re Group, Ltd.	19,038	4,813,378
*	EZCORP, Inc., Class A	41,727	238,678
	FactSet Research Systems, Inc.	4,329	1,546,665
	Farmers & Merchants Bancorp, Inc.	2,553	56,064
	Farmers National Banc Corp.	15,024	230,618
	FB Financial Corp.	47,861	1,809,624
	Federal Agricultural Mortgage Corp., Class A	987	92,127
	Federal Agricultural Mortgage Corp., Class C	13,008	1,268,280
	Federated Hermes, Inc.	61,326	1,989,415
	FedNat Holding Co.	13,491	34,132
#	Fidelity D&D Bancorp, Inc.	50	2,550
	Fidelity National Financial, Inc.	191,995	8,564,897
	Fifth Third Bancorp	219,351	7,960,248
	Financial Institutions, Inc.	11,169	328,815
	First American Financial Corp.	115,402	7,767,709
	First BanCorp	238,463	2,892,556
	First BanCorp	26,022	1,040,880
	First Bancorp, Inc. (The)	10,347	300,684
	First Bancshares, Inc.	700	10,500
	First Bancshares, Inc. (The)	4,666	179,968
	First Bank	10,678	142,284
	First Busey Corp.	45,877	1,082,697
	First Business Financial Services, Inc.	8,680	239,394
	First Capital, Inc.	2,700	115,749
#	First Citizens BancShares, Inc., Class A	9,963	7,796,944
	First Commonwealth Financial Corp.	86,213	1,135,425
	First Community Bancshares, Inc.	17,730	517,716
	First Community Corp.	8,626	176,402
	First Financial Bancorp	76,850	1,729,125
#	First Financial Bankshares, Inc.	69,371	3,388,080
	First Financial Corp.	13,801	552,730
	First Financial Northwest, Inc.	19,410	312,501
	First Foundation, Inc.	38,320	903,202
	First Guaranty Bancshares, Inc.	387	7,365
	First Hawaiian, Inc.	10,800	297,324
	First Horizon Corp.	502,227	7,759,407
	First Internet Bancorp	7,590	229,825
	First Interstate BancSystem, Inc., Class A	37,577	1,575,228
	First Merchants Corp.	56,233	2,290,370
	First Mid Bancshares, Inc.	3,878	157,796
	First Midwest Bancorp, Inc.	94,191	1,689,787
	First Northwest Bancorp	8,648	162,582
	First of Long Island Corp. (The)	21,178	456,386
#	First Republic Bank	30,946	6,035,089
	First Savings Financial Group, Inc.	2,168	159,521
	First United Corp.	7,908	136,887
	First US Bancshares, Inc.	1,708	20,069
*	First Western Financial, Inc.	622	16,122
	FirstCash, Inc.	41,450	3,282,840
	Flagstar Bancorp, Inc.	43,958	2,011,518
	Flushing Financial Corp.	39,237	865,176
	FNB Corp.	264,973	3,036,591
#	Franklin Resources, Inc.	104,456	3,086,675

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	6,378	$221,827
	Fulton Financial Corp.	133,429	2,044,132
*	FVCBankcorp, Inc.	4,482	85,158
	GAMCO Investors, Inc., Class A	4,141	111,559
*	Genworth Financial, Inc., Class A	135,563	452,780
	German American Bancorp, Inc.	28,444	1,072,339
	Glacier Bancorp, Inc.	72,780	3,752,537
	Global Indemnity Group LLC, Class A	16,069	413,134
	Globe Life, Inc.	46,681	4,346,468
	Goldman Sachs Group, Inc. (The)	23,611	8,851,292
	Great Southern Bancorp, Inc.	12,597	655,422
	Great Western Bancorp, Inc.	44,062	1,357,110
*	Green Dot Corp., Class A	36,636	1,687,821
	Greenhill & Co., Inc.	6,333	101,455
*	Greenlight Capital Re, Ltd., Class A	23,521	206,985
	Guaranty Bancshares, Inc.	2,945	98,510
	Guaranty Federal Bancshares, Inc.	2,787	67,362
*	Hallmark Financial Services, Inc.	14,530	69,308
#	Hamilton Lane, Inc., Class A	6,988	649,884
	Hancock Whitney Corp.	71,063	3,106,164
	Hanmi Financial Corp.	22,583	411,688
	Hanover Insurance Group, Inc. (The)	24,764	3,365,428
	HarborOne Bancorp, Inc.	14,730	200,475
	Harleysville Financial Corp.	724	17,991
	Hartford Financial Services Group, Inc. (The)	169,500	10,783,590
	Hawthorn Bancshares, Inc.	6,754	154,194
#	HCI Group, Inc.	21,359	2,146,152
	Heartland Financial USA, Inc.	43,020	1,962,572
#	Hennessy Advisors, Inc.	7,210	67,053
	Heritage Commerce Corp.	47,956	519,843
	Heritage Financial Corp.	29,911	723,547
	Heritage Insurance Holdings, Inc.	14,491	106,364
	Hilltop Holdings, Inc.	93,828	2,972,471
	Hingham Institution For Savings (The)	1,835	548,665
*	HMN Financial, Inc.	2,450	54,414
	Home Bancorp, Inc.	7,804	274,076
	Home BancShares, Inc.	137,523	2,912,737
	HomeStreet, Inc.	26,378	994,714
	HomeTrust Bancshares, Inc.	9,675	254,743
	Hope Bancorp, Inc.	105,697	1,400,485
	Horace Mann Educators Corp.	34,565	1,376,033
	Horizon Bancorp, Inc.	34,426	575,258
	Houlihan Lokey, Inc.	25,633	2,283,900
*	Howard Bancorp, Inc.	12,658	249,363
	Huntington Bancshares, Inc.	595,176	8,380,078
	IF Bancorp, Inc.	779	17,660
	Independence Holding Co.	10,638	475,944
	Independent Bank Corp.	33,790	2,388,277
	Independent Bank Corp.	20,166	424,091
	Independent Bank Group, Inc.	35,445	2,470,516
	Interactive Brokers Group, Inc., Class A	8,843	547,028
	Intercontinental Exchange, Inc.	33,150	3,972,364
	International Bancshares Corp.	67,107	2,622,542
	Invesco, Ltd.	171,277	4,175,733
	Investar Holding Corp.	8,770	192,501
	Investors Bancorp, Inc.	206,884	2,859,137
	Investors Title Co.	2,106	350,712
	James River Group Holdings, Ltd.	25,507	927,945
	Janus Henderson Group P.L.C.	96,620	4,042,581

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Jefferies Financial Group, Inc.	147,940	$4,910,129
	JPMorgan Chase & Co.	273,311	41,483,144
	Kearny Financial Corp.	69,851	840,308
	Kemper Corp.	69,177	4,566,374
	Kentucky First Federal Bancorp	2,320	16,611
	KeyCorp	240,599	4,730,176
	Kingstone Cos., Inc.	8,547	64,786
	Kinsale Capital Group, Inc.	4,029	719,761
	KKR & Co., Inc.	56,329	3,591,537
	Lake Shore Bancorp, Inc.	802	12,110
	Lakeland Bancorp, Inc.	42,030	688,031
	Lakeland Financial Corp.	25,757	1,722,371
	Landmark Bancorp, Inc.	4,371	120,683
	Lazard, Ltd., Class A	61,762	2,915,166
	LCNB Corp.	12,830	216,057
*	LendingClub Corp.	57,279	1,397,608
*	LendingTree, Inc.	2,504	488,831
*	Limestone Bancorp, Inc.	1,669	27,739
	Lincoln National Corp.	101,051	6,226,763
	Live Oak Bancshares, Inc.	36,024	2,168,285
	Loews Corp.	71,772	3,849,132
	LPL Financial Holdings, Inc.	27,244	3,842,494
	Luther Burbank Corp.	900	11,664
	M&T Bank Corp.	54,111	7,242,757
	Macatawa Bank Corp.	32,331	268,994
	Mackinac Financial Corp.	7,896	160,052
*	Magyar Bancorp, Inc.	2,407	25,057
*	Maiden Holdings, Ltd.	78,057	263,833
*	Malvern Bancorp, Inc.	7,376	137,710
*	Markel Corp.	5,050	6,091,158
	MarketAxess Holdings, Inc.	531	252,315
	Marlin Business Services Corp.	11,563	260,861
	Marsh & McLennan Cos., Inc.	13,535	1,992,623
*	MBIA, Inc.	246,439	3,216,029
	Mercantile Bank Corp.	14,578	455,562
	Merchants Bancorp	4,398	161,143
	Mercury General Corp.	45,463	2,765,514
	Meridian Bancorp, Inc.	59,038	1,128,216
	Meta Financial Group, Inc.	39,542	1,965,237
	MetLife, Inc.	78,087	4,505,620
*	Metropolitan Bank Holding Corp.	700	49,721
	MGIC Investment Corp.	70,927	981,630
#	Mid Penn Bancorp, Inc.	1,913	49,834
	Middlefield Banc Corp.	6,786	163,203
	Midland States Bancorp, Inc.	6,782	166,905
	MidWestOne Financial Group, Inc.	9,912	288,737
*	MMA Capital Holdings, Inc.	6,820	187,959
	Moelis & Co., Class A	35,253	2,088,740
	Morgan Stanley	152,000	14,588,960
	Morningstar, Inc.	5,936	1,499,612
*	Mr Cooper Group, Inc.	74,750	2,779,205
	MSCI, Inc., Class A	5,409	3,223,548
	MVB Financial Corp.	8,380	347,351
	Nasdaq, Inc.	22,918	4,279,478
	National Bank Holdings Corp., Class A	38,269	1,357,019
	National Bankshares, Inc.	4,963	179,412
	National Western Life Group, Inc., Class A	3,710	771,272
	Navient Corp.	149,752	3,059,433
	NBT Bancorp, Inc.	49,907	1,739,259

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Nelnet, Inc., Class A	29,960	$2,255,988
	New York Community Bancorp, Inc.	230,792	2,718,730
»	NewStar Financial, Inc.	48,901	4,968
*	NI Holdings, Inc.	12,427	245,682
*	Nicholas Financial, Inc.	8,010	87,309
*	Nicolet Bankshares, Inc.	2,244	162,443
*	NMI Holdings, Inc., Class A	70,691	1,556,616
	Northeast Bank	2,442	77,924
	Northern Trust Corp.	85,297	9,625,766
	Northfield Bancorp, Inc.	43,566	716,661
	Northrim BanCorp, Inc.	7,507	306,436
	Northwest Bancshares, Inc.	107,921	1,436,429
	Norwood Financial Corp.	2,461	61,771
#	Oak Valley Bancorp	4,505	78,747
	OceanFirst Financial Corp.	49,664	968,448
#	Oconee Federal Financial Corp.	1,780	37,202
	OFG Bancorp	44,558	1,029,290
	Ohio Valley Banc Corp.	2,002	49,409
	Old National Bancorp	164,425	2,645,598
	Old Point Financial Corp.	4,109	92,206
	Old Republic International Corp.	241,850	5,964,021
	Old Second Bancorp, Inc.	14,324	165,872
	OneMain Holdings, Inc.	94,130	5,741,930
	Oppenheimer Holdings, Inc., Class A	9,819	441,364
	Origin Bancorp, Inc.	8,427	342,810
	Orrstown Financial Services, Inc.	9,962	229,624
*	Pacific Mercantile Bancorp	17,747	148,542
	Pacific Premier Bancorp, Inc.	79,983	3,037,754
	PacWest Bancorp	92,427	3,680,443
*	Palomar Holdings, Inc.	7,635	621,718
#	Park National Corp.	14,712	1,675,844
	Parke Bancorp, Inc.	11,518	229,899
	Pathfinder Bancorp, Inc.	1,218	19,573
#*	Patriot National Bancorp, Inc.	120	1,063
#	PCB Bancorp	2,869	54,339
	PCSB Financial Corp.	7,544	136,094
	Peapack-Gladstone Financial Corp.	15,604	502,605
	Penns Woods Bancorp, Inc.	7,925	186,317
	Peoples Bancorp of North Carolina, Inc.	3,626	99,534
	Peoples Bancorp, Inc.	17,088	503,925
	Peoples Financial Services Corp.	557	23,895
	People's United Financial, Inc.	274,473	4,309,226
	Pinnacle Financial Partners, Inc.	64,404	5,771,242
	Piper Sandler Cos.	16,627	2,039,967
	PJT Partners, Inc., Class A	13,672	1,068,740
#	Plumas Bancorp	5,164	161,272
	PNC Financial Services Group, Inc. (The)	32,276	5,887,465
	Popular, Inc.	87,124	6,339,142
*	PRA Group, Inc.	36,491	1,415,486
	Preferred Bank	12,620	744,328
	Premier Financial Bancorp, Inc.	13,160	223,983
	Premier Financial Corp.	29,357	786,180
	Primerica, Inc.	34,008	4,972,650
	Primis Financial Corp.	13,019	202,445
	Principal Financial Group, Inc.	80,054	4,973,755
	ProAssurance Corp.	44,363	899,682
	PROG Holdings, Inc.	75,103	3,287,258
	Progressive Corp. (The)	32,917	3,132,382
	Prosperity Bancshares, Inc.	84,344	5,751,417

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Bancorp, Inc.	15,467	$244,069
	Provident Financial Holdings, Inc.	7,891	133,042
	Provident Financial Services, Inc.	63,825	1,378,620
	Prudential Bancorp, Inc.	8,982	126,646
	Prudential Financial, Inc.	76,230	7,644,344
	Pzena Investment Management, Inc., Class A	5,580	63,891
	QCR Holdings, Inc.	12,408	609,109
	Radian Group, Inc.	118,291	2,671,011
*	Randolph Bancorp, Inc.	4,141	88,038
	Raymond James Financial, Inc.	57,639	7,463,098
	RBB Bancorp	2,547	60,950
	Regional Management Corp.	18,076	935,071
	Regions Financial Corp.	256,883	4,944,998
	Reinsurance Group of America, Inc.	30,108	3,317,299
	RenaissanceRe Holdings, Ltd.	33,797	5,160,464
	Renasant Corp.	47,151	1,658,772
	Republic Bancorp, Inc., Class A	15,725	766,751
#*	Republic First Bancorp, Inc.	30,941	114,172
	Riverview Bancorp, Inc.	17,817	124,363
	RLI Corp.	32,401	3,511,620
	S&T Bancorp, Inc.	33,330	981,568
*	Safeguard Scientifics, Inc.	16,646	129,173
	Safety Insurance Group, Inc.	11,824	905,955
	Salisbury Bancorp, Inc.	1,317	62,307
	Sandy Spring Bancorp, Inc.	42,419	1,764,206
	Santander Consumer USA Holdings, Inc.	181,899	7,463,316
	SB Financial Group, Inc.	4,442	81,644
	Seacoast Banking Corp. of Florida	41,918	1,273,888
*	Security National Financial Corp., Class A	8,503	71,850
	SEI Investments Co.	55,511	3,375,069
*	Select Bancorp, Inc.	17,436	277,232
	Selective Insurance Group, Inc.	61,846	5,031,172
*	Selectquote, Inc.	33,870	602,886
	ServisFirst Bancshares, Inc.	43,676	3,104,490
	Severn Bancorp, Inc.	9,402	113,670
	Shore Bancshares, Inc.	10,033	173,972
	Sierra Bancorp	15,252	368,031
	Signature Bank	35,370	8,027,929
	Silvercrest Asset Management Group, Inc., Class A	7,061	112,694
*	Silvergate Capital Corp., Class A	1,200	123,360
	Simmons First National Corp., Class A	89,842	2,445,499
*	SiriusPoint, Ltd.	76,024	745,035
	SLM Corp.	282,090	5,311,755
	SmartFinancial, Inc.	2,623	63,923
	Sound Financial Bancorp, Inc.	1,602	72,090
	South State Corp.	69,183	4,762,558
*	Southern First Bancshares, Inc.	8,205	406,394
	Southern Missouri Bancorp, Inc.	3,699	166,011
	Southside Bancshares, Inc.	36,678	1,321,875
	Spirit of Texas Bancshares, Inc.	1,223	28,471
	State Auto Financial Corp.	35,963	1,798,150
	State Street Corp.	97,744	8,517,412
	Sterling Bancorp	159,439	3,461,421
*	Sterling Bancorp, Inc.	2,300	10,994
	Stewart Information Services Corp.	21,871	1,290,608
	Stifel Financial Corp.	106,504	7,086,776
	Stock Yards Bancorp, Inc.	28,793	1,371,699
*	StoneX Group, Inc.	15,702	1,013,250
	Summit Financial Group, Inc.	4,130	96,022

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Summit State Bank	4,239	$68,947
*	SVB Financial Group	12,332	6,782,107
	Synchrony Financial	207,888	9,774,894
	Synovus Financial Corp.	128,004	5,235,364
	T Rowe Price Group, Inc.	26,566	5,423,715
	Territorial Bancorp, Inc.	6,135	156,688
*	Texas Capital Bancshares, Inc.	41,358	2,604,727
	TFS Financial Corp.	46,620	908,158
	Timberland Bancorp, Inc.	8,054	231,633
	Tiptree, Inc.	69,777	670,557
	Tompkins Financial Corp.	18,337	1,407,365
	Towne Bank	64,511	1,923,073
	Tradeweb Markets, Inc., Class A	11,768	1,020,639
	Travelers Cos., Inc. (The)	78,914	11,751,873
	TriCo Bancshares	34,001	1,340,659
*	TriState Capital Holdings, Inc.	26,215	532,427
*	Triumph Bancorp, Inc.	21,957	1,683,224
	Truist Financial Corp.	85,027	4,628,020
*	Trupanion, Inc.	5,131	590,168
	TrustCo Bank Corp. NY	15,701	528,025
	Trustmark Corp.	61,441	1,844,459
	U.S. Bancorp.	110,257	6,123,674
	UMB Financial Corp.	39,371	3,685,126
	Umpqua Holdings Corp.	180,544	3,406,865
	Union Bankshares, Inc.	2,000	64,300
#	United Bancorp, Inc.	1,000	12,950
	United Bancshares, Inc.	2,040	70,176
	United Bankshares, Inc.	137,349	4,744,034
	United Community Banks, Inc.	59,636	1,718,113
	United Fire Group, Inc.	21,236	529,201
	United Insurance Holdings Corp.	41,540	181,945
	United Security Bancshares	16,748	135,156
	Unity Bancorp, Inc.	6,471	143,721
	Universal Insurance Holdings, Inc.	58,636	830,286
	Univest Financial Corp.	25,846	707,147
	Unum Group	128,011	3,507,501
	Valley National Bancorp	290,252	3,741,348
	Value Line, Inc.	3,433	109,856
	Veritex Holdings, Inc.	40,314	1,352,535
#	Victory Capital Holdings, Inc., Class A	1,624	49,516
	Virtu Financial, Inc., Class A	53,831	1,385,610
	Virtus Investment Partners, Inc.	7,580	2,093,065
#	Voya Financial, Inc.	87,328	5,623,923
	Walker & Dunlop, Inc.	35,100	3,632,148
	Washington Federal, Inc.	76,334	2,463,298
	Washington Trust Bancorp, Inc.	13,407	653,591
	Waterstone Financial, Inc.	23,194	457,618
	Webster Financial Corp.	73,942	3,556,610
	Wells Fargo & Co.	220,608	10,134,732
	WesBanco, Inc.	56,508	1,824,078
	West BanCorp, Inc.	20,480	603,750
	Westamerica BanCorp	28,065	1,559,011
	Western Alliance Bancorp	99,645	9,249,049
	Western New England Bancorp, Inc.	33,957	287,276
	Westwood Holdings Group, Inc.	6,970	176,689
	White Mountains Insurance Group, Ltd.	2,746	3,107,291
	Willis Towers Watson P.L.C.	24,960	5,143,757
	Wintrust Financial Corp.	47,223	3,371,722
#	WisdomTree Investments, Inc.	110,462	682,655

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	World Acceptance Corp.	9,717	$1,842,052
	WR Berkley Corp.	48,871	3,575,891
	WSFS Financial Corp.	44,629	1,953,858
	WVS Financial Corp.	1,627	26,439
	Zions Bancorp NA	108,744	5,671,000
TOTAL FINANCIALS			1,076,356,024
HEALTH CARE — (10.4%)
*	10X Genomics, Inc., Class A	430	78,789
	Abbott Laboratories	63,378	7,667,470
	AbbVie, Inc.	9,721	1,130,552
*	ABIOMED, Inc.	2,919	954,922
*	Acadia Healthcare Co., Inc.	87,698	5,412,721
*	ACADIA Pharmaceuticals, Inc.	13,510	292,221
*	Acceleron Pharma, Inc.	7,242	905,685
#*	Accuray, Inc.	40,100	164,410
»	Achillion Pharmaceuticals, Inc.	196,899	285,504
*	Adaptive Biotechnologies Corp.	10,661	390,832
*	Addus HomeCare Corp.	9,895	858,787
#*	Adverum Biotechnologies, Inc.	50,464	114,553
#*	Aeglea BioTherapeutics, Inc.	19,297	118,291
	Agilent Technologies, Inc.	19,910	3,050,809
#*	Agios Pharmaceuticals, Inc.	4,759	228,860
*	Akebia Therapeutics, Inc.	58,711	145,016
#*	Akero Therapeutics, Inc.	1,709	36,641
#*	Albireo Pharma, Inc.	6,020	172,232
*	Align Technology, Inc.	2,744	1,909,275
*	Alkermes P.L.C.	39,319	1,017,183
#*	Allakos, Inc.	3,453	274,721
#*	Allogene Therapeutics, Inc.	9,326	204,706
*	Allscripts Healthcare Solutions, Inc.	123,295	2,105,879
#*	Alnylam Pharmaceuticals, Inc.	3,691	660,468
*	Alphatec Holdings, Inc.	15,439	227,571
#*	Alpine Immune Sciences, Inc.	5,080	44,907
*	Amedisys, Inc.	7,522	1,960,384
	AmerisourceBergen Corp.	8,850	1,081,204
*	Amicus Therapeutics, Inc.	5,632	52,321
*	AMN Healthcare Services, Inc.	39,616	3,983,785
*	Amphastar Pharmaceuticals, Inc.	57,623	1,207,202
*	AnaptysBio, Inc.	12,492	287,066
*	AngioDynamics, Inc.	44,256	1,178,537
*	ANI Pharmaceuticals, Inc.	12,261	416,016
*	Anika Therapeutics, Inc.	11,206	449,697
	Anthem, Inc.	20,814	7,992,784
#*	Apollo Medical Holdings, Inc.	12,347	1,091,104
#*	Applied Genetic Technologies Corp.	14,385	51,786
*	Apyx Medical Corp.	12,837	115,533
#*	Aravive, Inc.	1,801	7,474
#*	Arcus Biosciences, Inc.	2,369	74,410
#*	Arcutis Biotherapeutics, Inc.	3,820	89,121
#*	Ardelyx, Inc.	57,324	99,744
*	Arena Pharmaceuticals, Inc.	37,140	2,297,480
*	Arrowhead Pharmaceuticals, Inc.	9,568	662,967
*	Arvinas, Inc.	7,413	749,454
#*	Asensus Surgical, Inc.	20,879	48,857
#*	Assembly Biosciences, Inc.	9,760	33,867
	AstraZeneca P.L.C., Sponsored ADR	93,033	5,325,209
*	Atara Biotherapeutics, Inc.	25,169	320,905
*	AtriCure, Inc.	11,845	1,000,429

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Atrion Corp.	1,718	$1,080,519
*	Avanos Medical, Inc.	38,866	1,474,576
*	Avantor, Inc.	37,199	1,397,938
*	AxoGen, Inc.	15,622	318,220
*	Axonics, Inc.	13,925	946,204
	Baxter International, Inc.	45,079	3,486,861
	Becton Dickinson and Co.	9,587	2,451,875
*	Biogen, Inc.	13,875	4,533,379
*	Biohaven Pharmaceutical Holding Co., Ltd.	1,178	148,440
*	BioMarin Pharmaceutical, Inc.	6,298	483,246
*	Bio-Rad Laboratories, Inc., Class A	4,295	3,176,195
	Bio-Techne Corp.	2,070	998,237
#*	Bluebird Bio, Inc.	13,866	352,335
*	Blueprint Medicines Corp.	4,486	394,185
*	Boston Scientific Corp.	41,667	1,900,015
#*	Bridgebio Pharma, Inc.	2,087	111,550
	Bristol-Myers Squibb Co.	108,428	7,359,008
*	Brookdale Senior Living, Inc.	155,535	1,169,623
	Bruker Corp.	22,783	1,873,902
*	Calithera Biosciences, Inc.	22,505	43,885
	Cardinal Health, Inc.	64,734	3,843,905
*	Cardiovascular Systems, Inc.	8,429	339,604
#*	CareDx, Inc.	880	73,955
*	Catalent, Inc.	21,841	2,616,770
*	Catalyst Biosciences, Inc.	23,347	95,022
*	Catalyst Pharmaceuticals, Inc.	45,589	266,240
*	Centene Corp.	92,265	6,330,302
	Cerner Corp.	33,766	2,714,449
*	Change Healthcare, Inc.	27,608	599,370
*	Charles River Laboratories International, Inc.	10,431	4,244,583
	Chemed Corp.	4,093	1,948,350
#*	ChemoCentryx, Inc.	3,886	57,435
*	Chimerix, Inc.	87,471	579,933
	Cigna Corp.	32,953	7,562,384
#*	Codexis, Inc.	12,849	271,885
#*	Collegium Pharmaceutical, Inc.	26,165	651,247
*	Community Health Systems, Inc.	38,093	507,399
	Computer Programs and Systems, Inc.	9,900	312,543
*	Concert Pharmaceuticals, Inc.	23,891	79,557
	CONMED Corp.	18,893	2,606,100
#»	Contra Aduro Biotech I	740	710
»	Contra Pfenex, Inc.	17,006	12,755
	Cooper Cos., Inc. (The)	4,843	2,042,632
*	Corcept Therapeutics, Inc.	64,825	1,346,415
*	CorVel Corp.	12,788	1,800,806
#*	Corvus Pharmaceuticals, Inc.	1,733	3,622
*	Covetrus, Inc.	78,661	2,002,709
#*	CRISPR Therapeutics AG	9,254	1,119,919
*	Cross Country Healthcare, Inc.	37,554	616,637
*	CryoLife, Inc.	31,215	842,805
*	Cumberland Pharmaceuticals, Inc.	29,988	97,461
#*	Cutera, Inc.	8,986	466,823
	CVS Health Corp.	118,113	9,727,787
	Danaher Corp.	32,906	9,789,206
*	DaVita, Inc.	37,694	4,532,703
#*	Denali Therapeutics, Inc.	27,724	1,414,756
	DENTSPLY SIRONA, Inc.	27,641	1,825,412
*	Eagle Pharmaceuticals, Inc.	3,965	184,373
#*	Editas Medicine, Inc.	22,727	951,352

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Elanco Animal Health, Inc.	151,430	$5,522,652
»	Elanco Animal Health, Inc.	25,535	0
*	Electromed, Inc.	3,600	42,264
*	Emergent BioSolutions, Inc.	48,185	3,175,391
*	Enanta Pharmaceuticals, Inc.	16,443	694,717
	Encompass Health Corp.	45,243	3,766,480
*	Endo International P.L.C.	75,915	384,130
	Ensign Group, Inc. (The)	65,485	5,570,809
#*	Envista Holdings Corp.	100,488	4,329,023
*	Enzo Biochem, Inc.	40,669	132,581
#*	Epizyme, Inc.	27,385	181,563
*	Evolent Health, Inc., Class A	75,979	1,742,958
*	Exact Sciences Corp.	9,431	1,017,039
*	Exelixis, Inc.	141,643	2,386,685
#*	Fate Therapeutics, Inc.	90	7,452
#*	FibroGen, Inc.	5,290	68,770
*	Five Star Senior Living, Inc.	312	1,772
#*	Fluidigm Corp.	47,454	351,634
*	FONAR Corp.	8,796	148,828
#*	Fulgent Genetics, Inc.	2,989	275,735
#*	G1 Therapeutics, Inc.	33,583	581,322
	Gilead Sciences, Inc.	64,412	4,398,695
#*	Glaukos Corp.	8,968	457,368
#*	Global Blood Therapeutics, Inc.	12,976	354,634
*	Globus Medical, Inc., Class A	32,209	2,678,823
#*	GlycoMimetics, Inc.	9,009	18,198
#*	Great Elm Group, Inc.	14,407	32,992
*	Guardant Health, Inc.	4,495	493,551
*	Haemonetics Corp.	15,751	957,503
#*	Halozyme Therapeutics, Inc.	30,440	1,258,085
*	Hanger, Inc.	17,350	425,769
*	Harvard Bioscience, Inc.	43,252	341,258
#*	Health Catalyst, Inc.	3,136	182,076
*	HealthEquity, Inc.	28,775	2,128,774
*	HealthStream, Inc.	25,797	753,530
*	Henry Schein, Inc.	33,422	2,678,773
#*	Heron Therapeutics, Inc.	5,585	69,031
#*	Heska Corp.	5,288	1,272,822
	Hill-Rom Holdings, Inc.	28,479	3,943,202
*	Hologic, Inc.	36,504	2,739,260
*	Horizon Therapeutics P.L.C.	42,719	4,272,754
	Humana, Inc.	15,046	6,407,490
*	ICU Medical, Inc.	12,505	2,542,141
*	Incyte Corp.	7,515	581,285
*	InfuSystem Holdings, Inc.	10,768	196,516
*	Innoviva, Inc.	52,275	741,259
*	Inogen, Inc.	17,305	1,380,420
#*	Inovalon Holdings, Inc., Class A	18,785	711,576
*	Insulet Corp.	1,544	431,841
*	Integer Holdings Corp.	29,064	2,845,075
#*	Integra LifeSciences Holdings Corp.	32,142	2,326,759
*	Intellia Therapeutics, Inc.	36,638	5,197,100
*	Intersect ENT, Inc.	6,200	144,770
#*	Intra-Cellular Therapies, Inc.	32,429	1,113,288
*	IntriCon Corp.	5,799	139,176
*	Intuitive Surgical, Inc.	702	696,005
#*	Invacare Corp.	30,428	219,994
#*	Ionis Pharmaceuticals, Inc.	10,672	396,358
#*	Iovance Biotherapeutics, Inc.	14,134	314,764

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	IQVIA Holdings, Inc.	12,657	$3,135,139
#*	iRadimed Corp.	3,451	116,161
*	IRIDEX Corp.	1,305	8,535
#*	Ironwood Pharmaceuticals, Inc.	107,516	1,426,737
*	IVERIC bio, Inc.	45,990	396,894
*	Jazz Pharmaceuticals P.L.C.	38,917	6,597,210
	Johnson & Johnson	103,374	17,801,003
*	Joint Corp. (The)	6,000	473,940
*	Jounce Therapeutics, Inc.	4,100	20,664
*	Karuna Therapeutics, Inc.	2,305	263,277
*	Kewaunee Scientific Corp.	2,037	27,133
*	Kindred Biosciences, Inc.	34,940	318,653
#*	Krystal Biotech, Inc.	11,443	668,729
*	Kura Oncology, Inc.	13,259	251,125
*	Laboratory Corp. of America Holdings	44,897	13,296,247
#*	Lannett Co., Inc.	21,420	99,389
*	Lantheus Holdings, Inc.	28,810	753,958
	LeMaitre Vascular, Inc.	21,383	1,164,518
*	LENSAR, Inc.	38,325	311,582
*	LHC Group, Inc.	21,394	4,603,561
*	Ligand Pharmaceuticals, Inc.	10,111	1,147,700
*	LivaNova P.L.C.	31,766	2,741,406
*	MacroGenics, Inc.	36,860	920,026
#*	Madrigal Pharmaceuticals, Inc.	6,297	549,854
*	Magellan Health, Inc.	25,096	2,367,055
*	Masimo Corp.	5,582	1,520,481
	McKesson Corp.	13,906	2,834,460
*»	MedCath Corp.	19,024	0
*	MEDNAX, Inc.	63,680	1,854,362
*	Medpace Holdings, Inc.	14,373	2,528,786
	Medtronic P.L.C.	57,439	7,542,315
	Merck & Co., Inc.	55,928	4,299,185
*	Meridian Bioscience, Inc.	39,436	808,438
*	Merit Medical Systems, Inc.	36,353	2,547,982
#*	Merrimack Pharmaceuticals, Inc.	9,794	54,846
*	Mirati Therapeutics, Inc.	1,103	176,546
#*	Misonix, Inc.	56	1,486
*	ModivCare, Inc.	22,977	3,906,090
#*	Molecular Templates, Inc.	5,809	40,663
*	Molina Healthcare, Inc.	17,718	4,837,191
*	Morphic Holding, Inc.	5,849	337,019
*	Myriad Genetics, Inc.	70,387	2,226,341
#*	NanoString Technologies, Inc.	901	55,808
#*	Natera, Inc.	3,068	351,347
	National HealthCare Corp.	13,145	1,020,709
	National Research Corp.	17,603	929,086
*	Natus Medical, Inc.	29,106	777,130
#*	Nektar Therapeutics	62,792	991,486
*	Neogen Corp.	23,088	1,005,713
#*	NeoGenomics, Inc.	24,353	1,122,673
*	Neurocrine Biosciences, Inc.	2,879	268,352
*	Nevro Corp.	820	127,100
*	NextGen Healthcare, Inc.	49,485	802,647
*	Novavax, Inc.	1,579	283,162
*	Novocure, Ltd.	1,600	246,416
*	NuVasive, Inc.	37,518	2,399,276
*	Omnicell, Inc.	13,836	2,026,974
#*	Onconova Therapeutics, Inc.	2,835	14,090
#*	OPKO Health, Inc.	188,139	647,198

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OptimizeRx Corp.	2,470	$136,517
*	Option Care Health, Inc.	20,514	425,050
*	OraSure Technologies, Inc.	59,193	697,885
*	Organon & Co.	122,878	3,564,691
*	Orthofix Medical, Inc.	16,477	654,796
*	OrthoPediatrics Corp.	9,466	594,843
*	Otonomy, Inc.	27,118	48,541
	Owens & Minor, Inc.	58,527	2,706,874
*	Pacific Biosciences of California, Inc.	9,776	314,298
#*	Pacira BioSciences, Inc.	16,670	982,696
	Patterson Cos., Inc.	73,369	2,283,977
#*»	PDL BioPharma, Inc.	418,608	387,757
*	Pennant Group, Inc. (The)	27,637	945,738
*	Penumbra, Inc.	1,533	408,131
	PerkinElmer, Inc.	29,838	5,437,379
	Perrigo Co. P.L.C.	90,663	4,354,544
#*	PetIQ, Inc.	20,314	718,303
	Pfizer, Inc.	341,124	14,603,518
	Phibro Animal Health Corp., Class A	17,177	406,580
	Premier, Inc., Class A	61,342	2,186,229
*	Prestige Consumer Healthcare, Inc.	44,176	2,321,449
*	Progyny, Inc.	1,480	82,421
*	Protagonist Therapeutics, Inc.	8,942	442,003
*	Prothena Corp. P.L.C.	51,576	2,583,958
*	Quanterix Corp.	3,050	162,108
	Quest Diagnostics, Inc.	57,102	8,097,064
#*	Quidel Corp.	11,339	1,604,128
*	R1 RCM, Inc.	46,372	992,825
*	RadNet, Inc.	36,336	1,334,985
*	Regeneron Pharmaceuticals, Inc.	4,878	2,802,948
*	REGENXBIO, Inc.	27,087	875,452
*	Repligen Corp.	6,916	1,699,261
*	Replimune Group, Inc.	1,349	44,153
	ResMed, Inc.	9,930	2,698,974
#*	Revance Therapeutics, Inc.	2,057	59,818
#*	Rhythm Pharmaceuticals, Inc.	3,356	58,025
#*	Rigel Pharmaceuticals, Inc.	93,028	372,112
#*	Rocket Pharmaceuticals, Inc.	16,790	601,418
#	Royalty Pharma P.L.C., Class A	17,638	673,772
#*	Rubius Therapeutics, Inc.	4,112	88,367
*	Sage Therapeutics, Inc.	32,054	1,401,721
#*	Sangamo Therapeutics, Inc.	91,804	879,482
#*	Sarepta Therapeutics, Inc.	1,206	81,743
*	Seagen, Inc.	6,155	944,115
*	SeaSpine Holdings Corp.	20,136	394,464
	Select Medical Holdings Corp.	165,767	6,539,508
*	Shockwave Medical, Inc.	5,777	1,051,414
*	SI-BONE, Inc.	9,682	293,752
#	Simulations Plus, Inc.	1,697	80,081
#*	Spectrum Pharmaceuticals, Inc.	146,598	472,046
#*	Spero Therapeutics, Inc.	1,198	15,981
#*	SpringWorks Therapeutics, Inc.	5,917	507,087
*	STAAR Surgical Co.	4,852	620,668
#*	Star Equity Holdings, Inc.	1,670	6,012
	STERIS P.L.C.	21,763	4,743,246
	Stryker Corp.	5,109	1,384,232
*	Supernus Pharmaceuticals, Inc.	44,330	1,167,209
#*	Surgalign Holdings, Inc.	43,520	47,437
*	Surgery Partners, Inc.	13,928	759,912

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Surmodics, Inc.	16,171	$891,184
*	Sutro Biopharma, Inc.	5,700	97,071
#*	Syndax Pharmaceuticals, Inc.	30,831	449,516
*	Syneos Health, Inc.	68,802	6,169,475
*	Synlogic, Inc.	10	32
#*	Syros Pharmaceuticals, Inc.	5,033	23,252
*	Tabula Rasa HealthCare, Inc.	1,462	62,808
*	Tactile Systems Technology, Inc.	1,003	49,127
*	Tandem Diabetes Care, Inc.	1,410	153,225
*	Taro Pharmaceutical Industries, Ltd.	15,685	1,116,772
#*	Teladoc Health, Inc.	20,701	3,073,063
	Teleflex, Inc.	4,431	1,761,012
*	Tenet Healthcare Corp.	35,047	2,517,776
	Thermo Fisher Scientific, Inc.	15,217	8,217,332
*	Tivity Health, Inc.	10,902	273,422
#*	TransMedics Group, Inc.	7,864	224,281
*	Travere Therapeutics, Inc.	22,585	310,544
*	Triple-S Management Corp., Class B	23,718	577,059
#*	Twist Bioscience Corp.	6,024	741,253
*	Ultragenyx Pharmaceutical, Inc.	7,541	601,998
*	United Therapeutics Corp.	36,283	6,600,966
	UnitedHealth Group, Inc.	48,506	19,995,143
	Universal Health Services, Inc., Class B	46,390	7,441,420
	US Physical Therapy, Inc.	9,527	1,125,710
	Utah Medical Products, Inc.	3,795	339,273
*	Vanda Pharmaceuticals, Inc.	18,829	307,101
#*	Varex Imaging Corp.	33,204	906,469
#*	Veracyte, Inc.	7,605	338,879
*	Verastem, Inc.	9,291	30,010
#*	Vericel Corp.	3,500	185,290
*	Vertex Pharmaceuticals, Inc.	10,053	2,026,484
	Viatris, Inc.	314,945	4,431,276
*	ViewRay, Inc.	17,553	116,552
#*	Viking Therapeutics, Inc.	8,393	51,617
#*	Vir Biotechnology, Inc.	1,109	39,536
*	Vocera Communications, Inc.	15,428	647,359
*	Waters Corp.	5,244	2,044,164
	West Pharmaceutical Services, Inc.	7,074	2,912,578
#	XBiotech, Inc.	1,910	30,942
#*	Xencor, Inc.	35,976	1,107,341
#*	Y-mAbs Therapeutics, Inc.	2,904	96,122
	Zimmer Biomet Holdings, Inc.	25,363	4,144,821
#*	Zogenix, Inc.	30,421	493,124
#*	Zynerba Pharmaceuticals, Inc.	6,156	27,148
TOTAL HEALTH CARE			535,074,249
INDUSTRIALS — (17.3%)
	3M Co.	18,089	3,580,537
	AAON, Inc.	31,879	1,981,280
*	AAR Corp.	30,857	1,103,446
	ABM Industries, Inc.	75,790	3,523,477
*	Acacia Research Corp.	23,539	132,760
	ACCO Brands Corp.	113,377	1,013,590
	Acme United Corp.	1,921	81,258
	Acuity Brands, Inc.	35,118	6,158,995
#	ADT, Inc.	285,329	2,993,101
	Advanced Drainage Systems, Inc.	37,761	4,610,240
*	AECOM	108,695	6,843,437
#	Aerojet Rocketdyne Holdings, Inc.	33,883	1,598,600

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AeroVironment, Inc.	16,292	$1,647,121
	AGCO Corp.	39,893	5,270,264
	Air Lease Corp.	132,982	5,633,118
*	Air Transport Services Group, Inc.	50,272	1,216,582
#*	Akerna Corp.	17,200	58,996
	Alamo Group, Inc.	11,635	1,707,669
*	Alaska Air Group, Inc.	56,002	3,249,796
	Albany International Corp., Class A	27,180	2,346,993
*	Allegiant Travel Co.	12,311	2,340,567
	Allegion P.L.C.	10,433	1,425,148
	Allied Motion Technologies, Inc.	23,454	771,871
	Allison Transmission Holdings, Inc.	58,512	2,335,214
#*	Alpha Pro Tech, Ltd.	2,600	31,226
	Altra Industrial Motion Corp.	28,181	1,766,385
	AMERCO	16,957	9,970,038
*	Ameresco, Inc., Class A	28,826	1,975,446
*	American Airlines Group, Inc.	46,463	946,916
#*	American Superconductor Corp.	2,072	29,112
*	American Woodmark Corp.	13,807	1,025,170
	AMETEK, Inc.	30,189	4,197,780
*	AMREP Corp.	6,528	87,606
	AO Smith Corp.	49,586	3,487,383
#*	API Group Corp.	41,702	955,810
	Apogee Enterprises, Inc.	22,486	892,020
	Applied Industrial Technologies, Inc.	30,817	2,764,285
	ArcBest Corp.	27,286	1,612,875
	Arcosa, Inc.	40,664	2,226,761
	Argan, Inc.	18,178	817,101
*	Armstrong Flooring, Inc.	19,022	82,175
	Armstrong World Industries, Inc.	27,329	2,956,451
*	ASGN, Inc.	60,816	6,150,322
	Astec Industries, Inc.	24,868	1,524,657
*	Astronics Corp.	20,030	342,112
#*	Astronics Corp., Class B	15,052	259,647
*	Atkore, Inc.	44,248	3,323,467
*	Atlas Air Worldwide Holdings, Inc.	28,276	1,893,644
*	Avis Budget Group, Inc.	32,404	2,682,079
*	Axon Enterprise, Inc.	7,691	1,430,680
*	AZEK Co., Inc. (The)	16,091	585,230
	AZZ, Inc.	22,818	1,209,126
	Barnes Group, Inc.	45,004	2,280,353
	Barrett Business Services, Inc.	5,321	389,550
*	Beacon Roofing Supply, Inc.	66,745	3,569,523
	BGSF, Inc.	3,024	38,163
*	Blue Bird Corp.	590	14,750
*	BlueLinx Holdings, Inc.	5,116	219,783
	Boise Cascade Co.	43,747	2,237,659
	Booz Allen Hamilton Holding Corp., Class A	33,485	2,873,348
	Brady Corp., Class A	44,173	2,415,380
*	BrightView Holdings, Inc.	3,230	51,777
	Brink's Co. (The)	17,383	1,337,796
*	Builders FirstSource, Inc.	198,153	8,817,808
	BWX Technologies, Inc.	55,793	3,204,192
*	CACI International, Inc., Class A	20,394	5,444,382
	CAI International, Inc.	33,763	1,884,313
	Carlisle Cos., Inc.	29,481	5,962,237
	Carrier Global Corp.	77,946	4,306,516
*	Casella Waste Systems, Inc., Class A	33,003	2,269,946
	Caterpillar, Inc.	33,133	6,850,248

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	56,917	$1,840,696
*	CECO Environmental Corp.	33,179	233,580
#	CH Robinson Worldwide, Inc.	27,723	2,472,060
*	Chart Industries, Inc.	46,695	7,258,738
	Chicago Rivet & Machine Co.	855	23,042
*	Cimpress P.L.C.	8,368	855,628
	Cintas Corp.	11,210	4,418,758
*	CIRCOR International, Inc.	17,768	547,965
#*	Clarivate P.L.C.	35,712	814,234
*	Clean Harbors, Inc.	60,544	5,751,680
*	Colfax Corp.	112,519	5,162,372
	Columbus McKinnon Corp.	21,255	986,232
	Comfort Systems USA, Inc.	38,811	2,901,122
*	Commercial Vehicle Group, Inc.	5,644	51,586
	CompX International, Inc.	2,522	46,909
#*	Construction Partners, Inc., Class A	7,034	236,202
#*	Copa Holdings SA, Class A	24,097	1,708,718
*	Copart, Inc.	25,142	3,695,874
*	Cornerstone Building Brands, Inc.	12,206	205,305
	Costamare, Inc.	90,777	984,023
*	CoStar Group, Inc.	19,470	1,729,910
	Covanta Holding Corp.	115,711	2,325,791
*	Covenant Logistics Group, Inc.	10,927	229,576
*	CPI Aerostructures, Inc.	7,398	24,339
	CRA International, Inc.	12,547	1,075,654
	Crane Co.	31,638	3,076,163
	CSW Industrials, Inc.	16,758	1,982,304
	CSX Corp.	192,948	6,236,079
	Cummins, Inc.	19,861	4,609,738
	Curtiss-Wright Corp.	32,696	3,867,937
	Deere & Co.	19,944	7,211,551
*	Delta Air Lines, Inc.	20,897	833,790
	Deluxe Corp.	35,546	1,560,469
*	DLH Holdings Corp.	3,701	38,861
	Donaldson Co., Inc.	56,605	3,746,685
	Douglas Dynamics, Inc.	38,123	1,521,108
	Dover Corp.	19,958	3,335,381
*	Ducommun, Inc.	10,974	592,047
*	DXP Enterprises, Inc.	15,152	494,713
*	Dycom Industries, Inc.	31,668	2,197,759
	Eastern Co. (The)	5,972	175,338
	Eaton Corp. P.L.C.	31,205	4,931,950
*	Echo Global Logistics, Inc.	22,459	694,657
	EMCOR Group, Inc.	63,520	7,737,371
	Emerson Electric Co.	31,243	3,152,106
	Encore Wire Corp.	18,399	1,443,034
#*	Energy Recovery, Inc.	26,847	567,814
	Enerpac Tool Group Corp.	55,626	1,427,919
	EnerSys	35,677	3,519,893
	Eneti, Inc.	8,705	141,369
	Ennis, Inc.	24,744	489,189
	EnPro Industries, Inc.	24,193	2,252,852
	Equifax, Inc.	6,943	1,809,346
	ESCO Technologies, Inc.	24,130	2,277,148
	Espey Manufacturing & Electronics Corp.	3,027	45,617
*	EVI Industries, Inc.	1,100	29,634
*	Evoqua Water Technologies Corp.	57,972	1,913,656
#*	ExOne Co. (The)	15,009	249,149
	Expeditors International of Washington, Inc.	13,129	1,683,794

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Exponent, Inc.	30,364	$3,251,681
	Fastenal Co.	43,783	2,397,995
	Federal Signal Corp.	61,545	2,437,797
	FedEx Corp.	22,682	6,349,826
	Flowserve Corp.	47,677	2,006,725
#*	Fluor Corp.	62,332	1,038,451
*	Forrester Research, Inc.	15,466	724,582
	Fortive Corp.	16,021	1,164,086
	Fortune Brands Home & Security, Inc.	39,670	3,866,635
	Forward Air Corp.	28,548	2,524,785
*	Franklin Covey Co.	22,877	837,069
	Franklin Electric Co., Inc.	43,390	3,547,566
*	FTI Consulting, Inc.	28,901	4,210,876
#*	FuelCell Energy, Inc.	103,901	657,693
*	Gates Industrial Corp. P.L.C.	14,605	264,497
	GATX Corp.	33,088	3,052,368
	Genco Shipping & Trading, Ltd.	3,414	59,916
*	Gencor Industries, Inc.	12,825	150,566
*	Generac Holdings, Inc.	11,526	4,833,543
	General Dynamics Corp.	19,237	3,771,029
	General Electric Co.	217,935	2,822,258
*	Gibraltar Industries, Inc.	30,430	2,272,512
	Global Industrial Co.	34,554	1,365,574
*	GMS, Inc.	38,466	1,889,835
	Gorman-Rupp Co. (The)	32,981	1,177,092
*	GP Strategies Corp.	17,448	355,067
	Graco, Inc.	32,541	2,540,801
	GrafTech International, Ltd.	15,410	175,212
	Graham Corp.	10,840	148,400
#	Granite Construction, Inc.	39,159	1,504,489
*	Great Lakes Dredge & Dock Corp.	83,978	1,293,261
	Greenbrier Cos., Inc. (The)	27,955	1,196,474
	Griffon Corp.	49,908	1,153,873
	H&E Equipment Services, Inc.	46,830	1,593,625
*	Harsco Corp.	40,038	805,565
#*	Hawaiian Holdings, Inc.	45,463	896,985
	Healthcare Services Group, Inc.	17,321	452,078
	Heartland Express, Inc.	84,964	1,446,937
	HEICO Corp.	5,467	739,412
	HEICO Corp., Class A	8,102	982,692
	Heidrick & Struggles International, Inc.	21,913	935,904
	Helios Technologies, Inc.	31,722	2,564,724
*	Herc Holdings, Inc.	27,075	3,358,383
*	Heritage-Crystal Clean, Inc.	21,338	601,305
	Herman Miller, Inc.	63,500	2,740,025
#*	Hexcel Corp.	42,016	2,286,511
*	Hill International, Inc.	59,871	129,321
	Hillenbrand, Inc.	40,968	1,855,850
	HNI Corp.	35,814	1,335,862
	Honeywell International, Inc.	22,922	5,358,934
*	Howmet Aerospace, Inc.	52,078	1,709,200
*	Hub Group, Inc., Class A	29,119	1,930,007
	Hubbell, Inc.	25,492	5,110,126
*	Hudson Global, Inc.	5,895	104,931
	Huntington Ingalls Industries, Inc.	17,682	3,627,109
	Hurco Cos., Inc.	12,670	430,020
*	Huron Consulting Group, Inc.	21,033	1,033,351
	Hyster-Yale Materials Handling, Inc.	15,011	1,075,388
*	IAA, Inc.	19,724	1,192,908

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ICF International, Inc.	19,317	$1,768,858
	IDEX Corp.	11,076	2,510,818
*	IES Holdings, Inc.	17,706	963,383
*	Ingersoll Rand, Inc.	76,934	3,759,765
	Innovative Solutions & Support, Inc.	15,169	107,548
#	Insperity, Inc.	12,726	1,260,510
	Insteel Industries, Inc.	24,067	934,522
	Interface, Inc.	51,995	749,768
	ITT, Inc.	57,568	5,636,483
	Jacobs Engineering Group, Inc.	15,713	2,125,183
	JB Hunt Transport Services, Inc.	18,022	3,035,806
*	JELD-WEN Holding, Inc.	87,621	2,320,204
#*	JetBlue Airways Corp.	275,177	4,069,868
	John Bean Technologies Corp.	14,925	2,187,707
	Johnson Controls International P.L.C.	85,623	6,115,195
	Kadant, Inc.	11,594	2,088,427
	Kaman Corp.	25,148	1,115,314
	Kansas City Southern	15,830	4,239,274
*	KAR Auction Services, Inc.	65,443	1,078,501
	KBR, Inc.	180,282	6,976,913
*	Kelly Services, Inc., Class A	33,203	727,810
	Kennametal, Inc.	73,646	2,669,667
	Kforce, Inc.	37,569	2,345,433
	Kimball International, Inc., Class B	51,132	633,014
*	Kirby Corp.	50,715	2,936,906
	Knight-Swift Transportation Holdings, Inc.	138,261	6,870,189
	Korn Ferry	47,339	3,254,083
*	Kratos Defense & Security Solutions, Inc.	81,987	2,230,046
	L3Harris Technologies, Inc.	23,895	5,417,952
	Landstar System, Inc.	18,565	2,914,705
*	Lawson Products, Inc.	12,319	646,624
*	LB Foster Co., Class A	9,119	165,601
	Leidos Holdings, Inc.	36,188	3,851,127
	Lennox International, Inc.	5,215	1,717,977
*	Limbach Holdings, Inc.	7,103	63,501
	Lincoln Electric Holdings, Inc.	24,530	3,420,218
	Lindsay Corp.	9,330	1,499,238
*	LS Starrett Co. (The), Class A	5,375	42,086
	LSI Industries, Inc.	25,905	195,065
*	Lydall, Inc.	18,408	1,126,570
*	Lyft, Inc., Class A	4,686	259,230
	Macquarie Infrastructure Corp.	46,903	1,852,669
*	Manitex International, Inc.	17,056	136,107
*	Manitowoc Co., Inc. (The)	29,316	678,665
	ManpowerGroup, Inc.	54,330	6,442,451
	ManTech International Corp., Class A	27,777	2,429,376
	Marten Transport, Ltd.	90,946	1,438,766
	Masco Corp.	28,418	1,696,839
*	Masonite International Corp.	25,598	2,896,670
#*	MasTec, Inc.	84,037	8,507,066
*	Mastech Digital, Inc.	1,982	34,744
*	Matrix Service Co.	19,802	216,040
	Matson, Inc.	44,826	3,008,721
	Matthews International Corp., Class A	28,113	972,710
	Maxar Technologies, Inc.	21,253	770,846
	McGrath RentCorp	31,219	2,448,194
*	Mercury Systems, Inc.	28,050	1,851,300
*	Meritor, Inc.	62,978	1,532,255
*	Mesa Air Group, Inc.	22,450	200,254

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Middleby Corp. (The)	10,556	$2,021,368
	Miller Industries, Inc.	11,666	437,592
*	Mistras Group, Inc.	24,721	259,571
	Moog, Inc., Class A	25,777	2,007,255
*	MRC Global, Inc.	73,670	675,554
	MSA Safety, Inc.	14,013	2,304,858
	MSC Industrial Direct Co., Inc., Class A	24,221	2,159,787
	Mueller Industries, Inc.	57,072	2,476,925
	Mueller Water Products, Inc., Class A	152,949	2,266,704
*	MYR Group, Inc.	17,715	1,694,085
	National Presto Industries, Inc.	6,460	623,261
	Nielsen Holdings P.L.C.	106,856	2,531,419
	NL Industries, Inc.	34,694	209,205
*	NN, Inc.	34,480	235,843
	Nordson Corp.	10,164	2,298,385
	Norfolk Southern Corp.	26,648	6,870,654
	Northrop Grumman Corp.	11,034	4,005,563
*	Northwest Pipe Co.	9,135	259,525
*	NOW, Inc.	100,867	995,557
*	NV5 Global, Inc.	9,540	906,300
	nVent Electric P.L.C.	84,713	2,677,778
	Old Dominion Freight Line, Inc.	15,489	4,168,864
#	Omega Flex, Inc.	4,638	727,331
*	Orion Group Holdings, Inc.	32,630	175,223
	Oshkosh Corp.	58,529	6,997,142
	Otis Worldwide Corp.	27,948	2,502,743
	Owens Corning	95,238	9,158,086
*	P&F Industries, Inc., Class A	2,014	13,675
	PACCAR, Inc.	120,890	10,032,661
*	PAM Transportation Services, Inc.	7,570	473,125
#	Pangaea Logistics Solutions, Ltd.	21,529	101,402
	Park Aerospace Corp.	20,075	299,118
	Parker-Hannifin Corp.	17,246	5,381,269
	Park-Ohio Holdings Corp.	9,177	266,959
*	Parsons Corp.	26,168	1,010,608
	Patriot Transportation Holding, Inc.	2,586	30,515
	Pentair P.L.C.	72,189	5,318,164
*	Perma-Fix Environmental Services, Inc.	2,877	16,485
*	Perma-Pipe International Holdings, Inc.	5,730	39,480
*	PGT Innovations, Inc.	55,173	1,245,806
	Pitney Bowes, Inc.	60,327	482,616
#*	Plug Power, Inc.	22,272	607,580
#	Powell Industries, Inc.	10,332	300,558
	Preformed Line Products Co.	3,704	253,798
	Primoris Services Corp.	51,587	1,542,451
*	Proto Labs, Inc.	10,838	847,423
*	Quad/Graphics, Inc.	35,355	123,743
	Quanex Building Products Corp.	37,808	939,151
	Quanta Services, Inc.	103,649	9,421,694
*	Radiant Logistics, Inc.	42,567	264,767
	Raven Industries, Inc.	35,800	2,085,350
	Raytheon Technologies Corp.	115,471	10,040,203
*	RBC Bearings, Inc.	15,134	3,556,490
*	RCM Technologies, Inc.	3,727	15,653
	Regal Beloit Corp.	47,314	6,966,040
	Republic Services, Inc.	35,508	4,202,727
*	Resideo Technologies, Inc.	74,219	2,189,461
	Resources Connection, Inc.	28,110	435,424
	REV Group, Inc.	53,904	814,489

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Rexnord Corp.	112,414	$6,332,281
	Robert Half International, Inc.	28,346	2,783,861
	Rockwell Automation, Inc.	1,280	393,498
	Rollins, Inc.	26,392	1,011,605
	Roper Technologies, Inc.	5,710	2,805,551
	Rush Enterprises, Inc., Class A	45,034	2,116,148
	Rush Enterprises, Inc., Class B	11,409	500,627
	Ryder System, Inc.	45,181	3,440,533
*	Saia, Inc.	38,307	8,657,382
	Schneider National, Inc., Class B	71,340	1,600,870
#	Science Applications International Corp.	28,065	2,450,075
*	Sensata Technologies Holding P.L.C.	61,847	3,625,471
*	Servotronics, Inc.	1,499	12,826
	Shyft Group, Inc. (The)	40,685	1,604,616
*	SIFCO Industries, Inc.	4,888	54,257
	Simpson Manufacturing Co., Inc.	49,294	5,544,589
*	SiteOne Landscape Supply, Inc.	14,317	2,502,325
*	SkyWest, Inc.	43,889	1,777,066
	Snap-on, Inc.	29,072	6,337,115
*	Southwest Airlines Co.	70,562	3,564,792
*	SP Plus Corp.	30,383	996,259
	Spirit AeroSystems Holdings, Inc., Class A	24,712	1,067,806
#*	Spirit Airlines, Inc.	75,300	2,031,594
*	SPX Corp.	43,739	2,915,642
	SPX FLOW, Inc.	48,597	3,992,244
	Standex International Corp.	13,043	1,199,956
	Stanley Black & Decker, Inc.	20,258	3,991,839
	Steelcase, Inc., Class A	75,114	1,032,818
*	Stericycle, Inc.	67,122	4,735,457
*	Sterling Construction Co., Inc.	22,988	504,816
#*	Sunrun, Inc.	150,841	7,990,048
*	Team, Inc.	26,136	161,259
#	Tecnoglass, Inc.	4,328	83,487
*	Teledyne Technologies, Inc.	9,986	4,521,361
	Tennant Co.	17,462	1,381,593
	Terex Corp.	58,736	2,814,629
	Tetra Tech, Inc.	20,227	2,700,709
*	Textainer Group Holdings, Ltd.	41,930	1,353,500
	Textron, Inc.	127,421	8,793,323
*	Thermon Group Holdings, Inc.	29,002	483,173
	Timken Co. (The)	79,996	6,359,682
*	Titan International, Inc.	80,234	691,617
*	Titan Machinery, Inc.	21,056	600,728
	Toro Co. (The)	22,800	2,593,272
*	TPI Composites, Inc.	23,513	920,299
	Trane Technologies P.L.C.	18,935	3,855,355
*	Transcat, Inc.	7,856	501,606
*	TransDigm Group, Inc.	3,542	2,270,741
	TransUnion	12,705	1,525,362
#*	Trex Co., Inc.	32,072	3,114,191
*	TriMas Corp.	44,003	1,439,778
*	TriNet Group, Inc.	36,884	3,060,634
#	Trinity Industries, Inc.	101,146	2,742,068
	Triton International, Ltd.	59,424	3,136,993
*	TrueBlue, Inc.	52,160	1,418,230
*	Tutor Perini Corp.	43,468	611,595
*	Twin Disc, Inc.	11,509	169,412
#*	U.S. Xpress Enterprises, Inc., Class A	3,644	31,812
*	Uber Technologies, Inc.	9,601	417,259

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	UFP Industries, Inc.	68,945	$5,119,856
*	Ultralife Corp.	19,266	152,972
	UniFirst Corp.	17,486	3,807,926
	Union Pacific Corp.	36,443	7,972,271
*	United Airlines Holdings, Inc.	38,595	1,803,158
*	United Rentals, Inc.	22,981	7,573,389
*	Univar Solutions, Inc.	57,181	1,403,222
	Universal Logistics Holdings, Inc.	26,011	599,554
*	Upwork, Inc.	14,339	742,617
*	US Ecology, Inc.	27,263	954,205
*	USA Truck, Inc.	9,332	130,275
	Valmont Industries, Inc.	13,308	3,153,331
*	Vectrus, Inc.	12,884	583,516
	Verisk Analytics, Inc., Class A	9,491	1,802,721
*	Veritiv Corp.	14,939	915,462
*	Viad Corp.	15,387	705,494
#*	Vicor Corp.	10,138	1,172,054
*	Vidler Water Resouces, Inc.	15,002	202,077
*	Virco Mfg. Corp.	18,900	62,748
*	Virgin Galactic Holdings, Inc.	10,769	322,962
#*	Volt Information Sciences, Inc.	38,556	173,116
	VSE Corp.	8,785	439,689
#	Wabash National Corp.	63,600	931,104
	Waste Management, Inc.	23,011	3,411,611
	Watsco, Inc.	8,391	2,369,954
#	Watsco, Inc., Class B	1,205	344,262
	Watts Water Technologies, Inc., Class A	25,609	3,860,813
*	Welbilt, Inc.	40,520	951,815
	Werner Enterprises, Inc.	69,250	3,165,417
*	WESCO International, Inc.	56,465	6,010,699
	Westinghouse Air Brake Technologies Corp.	61,072	5,183,181
#*	Willdan Group, Inc.	7,789	321,296
*	Willis Lease Finance Corp.	7,583	315,453
*	WillScot Mobile Mini Holdings Corp.	183,046	5,255,251
	Woodward, Inc.	34,050	4,139,118
	WW Grainger, Inc.	4,935	2,194,002
*	XPO Logistics, Inc.	23,874	3,311,085
	Xylem, Inc.	16,126	2,029,457
#*	Yellow Corp.	16,238	84,438
TOTAL INDUSTRIALS			894,892,821
INFORMATION TECHNOLOGY — (11.6%)
*	3D Systems Corp.	90,644	2,496,336
*	A10 Networks, Inc.	23,466	299,661
	Accenture P.L.C., Class A	10,298	3,271,469
*	ACI Worldwide, Inc.	93,853	3,219,158
#*	ACM Research, Inc., Class A	2,614	242,736
#*	ADDvantage Technologies Group, Inc.	4,916	11,012
	ADTRAN, Inc.	64,641	1,448,605
	Advanced Energy Industries, Inc.	33,364	3,461,515
*	Agilysys, Inc.	22,325	1,240,377
#*	Akamai Technologies, Inc.	25,947	3,111,564
*	Alarm.com Holdings, Inc.	13,875	1,154,677
*	Alithya Group, Inc., Class A	10,105	30,820
#	Alliance Data Systems Corp.	17,838	1,663,393
*	Alpha & Omega Semiconductor, Ltd.	28,159	731,852
#*	Altair Engineering, Inc., Class A	4,241	295,852
*	Ambarella, Inc.	18,990	1,870,325
	Amdocs, Ltd.	33,830	2,608,631

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	American Software, Inc., Class A	29,205	$642,510
	Amkor Technology, Inc.	322,291	7,941,250
	Amphenol Corp., Class A	30,538	2,213,700
*	Amtech Systems, Inc.	11,930	123,595
#	Analog Devices, Inc.	20,069	3,359,952
*	Anaplan, Inc.	2,976	170,227
*	ANSYS, Inc.	7,175	2,643,700
#*	Appfolio, Inc., Class A	3,102	439,243
#*	Appian Corp.	806	93,843
	Applied Materials, Inc.	21,561	3,017,031
#*	Applied Optoelectronics, Inc.	775	5,991
*	Arista Networks, Inc.	8,033	3,055,673
*	Arlo Technologies, Inc.	71,690	438,026
*	Arrow Electronics, Inc.	71,465	8,473,605
#*	Asana, Inc., Class A	1,402	99,626
#*	Aspen Technology, Inc.	12,431	1,818,158
*	AstroNova, Inc.	7,311	117,342
*	Asure Software, Inc.	15,001	141,309
#*	Avalara, Inc.	1,852	309,599
*	Avaya Holdings Corp.	86,083	2,084,930
*	Aviat Networks, Inc.	11,588	432,001
*	Avid Technology, Inc.	14,234	532,209
	Avnet, Inc.	82,723	3,418,114
*	Aware, Inc.	18,258	72,667
*	Axcelis Technologies, Inc.	27,421	1,057,080
*	AXT, Inc.	56,792	579,278
	Badger Meter, Inc.	26,344	2,661,534
	Bel Fuse, Inc., Class A	2,276	35,346
	Bel Fuse, Inc., Class B	9,131	124,547
	Belden, Inc.	36,035	1,765,715
	Benchmark Electronics, Inc.	31,438	829,963
#*	Bill.Com Holdings, Inc.	1,158	239,498
	BK Technologies Corp.	7,687	24,829
*	Black Knight, Inc.	20,752	1,718,473
*	Blackbaud, Inc.	21,312	1,520,185
#*	Blackline, Inc.	3,000	343,170
*	BM Technologies, Inc.	3,884	38,957
*	Bottomline Technologies De, Inc.	16,732	675,304
*	Box, Inc., Class A	21,642	517,677
*	Brightcove, Inc.	525	6,022
	Broadcom, Inc.	14,530	7,052,862
	Broadridge Financial Solutions, Inc.	16,852	2,923,653
	Brooks Automation, Inc.	45,323	4,034,200
*	BSQUARE Corp.	3,661	11,532
*	Cadence Design Systems, Inc.	27,515	4,062,590
*	CalAmp Corp.	30,570	370,814
*	Calix, Inc.	48,818	2,283,706
*	Cambium Networks Corp.	14,974	659,605
	Cass Information Systems, Inc.	11,182	493,014
	CDK Global, Inc.	34,927	1,676,147
	CDW Corp.	11,123	2,039,402
#*	Cerence, Inc.	22,748	2,445,637
*	Ceridian HCM Holding, Inc.	7,367	724,913
*	CEVA, Inc.	15,224	755,719
*	ChannelAdvisor Corp.	3,913	91,134
*	Ciena Corp.	94,198	5,476,672
*	Cirrus Logic, Inc.	52,021	4,296,414
	Cisco Systems, Inc.	233,276	12,916,492
	Citrix Systems, Inc.	5,693	573,570

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Clearfield, Inc.	8,760	$381,235
#*	ClearOne, Inc.	2,766	7,828
*	Cloudera, Inc.	118,806	1,885,451
	CMC Materials, Inc.	19,500	2,820,480
	Cognex Corp.	10,076	910,971
	Cognizant Technology Solutions Corp., Class A	32,673	2,402,446
*	Cognyte Software, Ltd.	48,140	1,250,196
*	Coherent, Inc.	6,923	1,702,643
*	Cohu, Inc.	54,502	1,929,916
*	CommScope Holding Co., Inc.	112,676	2,384,224
#	Communications Systems, Inc.	9,942	68,799
*	CommVault Systems, Inc.	14,829	1,120,924
*	Computer Task Group, Inc.	17,123	152,566
	Comtech Telecommunications Corp.	21,225	529,988
*	Concentrix Corp.	54,764	8,966,510
*	Conduent, Inc.	135,486	909,111
*	Cornerstone OnDemand, Inc.	8,120	389,273
	Corning, Inc.	147,666	6,181,299
*	Coupa Software, Inc.	444	96,348
#*	Cree, Inc.	19,971	1,852,510
	CSG Systems International, Inc.	27,816	1,261,734
*	CSP, Inc.	2,269	22,940
	CTS Corp.	32,535	1,138,400
*	CyberOptics Corp.	7,973	373,535
*	Daktronics, Inc.	37,887	231,490
*	Data I/O Corp.	3,826	23,606
*	Digi International, Inc.	29,420	608,406
*	Digital Turbine, Inc.	20,882	1,314,522
*	Diodes, Inc.	42,123	3,454,086
	Dolby Laboratories, Inc., Class A	31,414	3,050,299
*	Dropbox, Inc., Class A	36,053	1,135,309
*	DSP Group, Inc.	22,069	354,207
*	DXC Technology Co.	187,248	7,486,175
*	Dynatrace, Inc.	5,949	379,963
*	DZS, Inc.	13,943	275,374
#	Ebix, Inc.	33,434	1,010,375
*	EchoStar Corp., Class A	60,250	1,343,575
*	Elastic N.V.	1,826	270,358
*	EMCORE Corp.	28,502	249,107
*	Enphase Energy, Inc.	6,057	1,148,407
	Entegris, Inc.	20,577	2,482,409
*	Envestnet, Inc.	15,229	1,145,678
*	EPAM Systems, Inc.	4,374	2,448,565
*	ePlus, Inc.	11,605	1,072,998
*	Euronet Worldwide, Inc.	17,291	2,469,501
	EVERTEC, Inc.	47,672	2,083,266
*	Evo Payments, Inc., Class A	7,100	207,320
*	ExlService Holdings, Inc.	26,413	2,990,480
*	Extreme Networks, Inc.	44,388	488,712
*	F5 Networks, Inc.	12,726	2,628,046
*	Fabrinet	34,607	3,271,054
*	Fair Isaac Corp.	3,721	1,949,469
*	FARO Technologies, Inc.	17,054	1,243,066
	Fidelity National Information Services, Inc.	40,739	6,072,148
*	FireEye, Inc.	56,645	1,144,229
#*	First Solar, Inc.	83,806	7,210,668
*	Fiserv, Inc.	33,526	3,859,178
*	Five9, Inc.	1,032	207,731
*	FleetCor Technologies, Inc.	8,593	2,218,884

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex, Ltd.	343,364	$6,170,251
*	FormFactor, Inc.	71,695	2,671,356
*	Fortinet, Inc.	5,474	1,490,242
*	Frequency Electronics, Inc.	8,185	82,014
*	Gartner, Inc.	10,055	2,661,860
*	Genasys, Inc.	5,386	30,162
	Genpact, Ltd.	71,848	3,578,749
	Global Payments, Inc.	23,338	4,513,803
*	Globant SA	10,249	2,451,151
*	Grid Dynamics Holdings, Inc.	353	7,431
*	GSI Technology, Inc.	26,474	145,342
*	Guidewire Software, Inc.	4,803	553,306
	Hackett Group, Inc. (The)	37,982	680,637
#*	Harmonic, Inc.	97,724	864,857
	Hewlett Packard Enterprise Co.	485,290	7,036,705
	HP, Inc.	107,275	3,097,029
*	HubSpot, Inc.	1,202	716,416
*	Ichor Holdings, Ltd.	22,298	1,149,908
*	IEC Electronics Corp.	7,468	82,148
#*	II-VI, Inc.	21,391	1,493,306
*	Immersion Corp.	8,488	64,169
#*	Infinera Corp.	113,681	1,126,579
	Information Services Group, Inc.	22,614	135,006
*	Innodata, Inc.	20,391	139,474
*	Insight Enterprises, Inc.	29,949	3,006,281
	Intel Corp.	498,460	26,777,271
	InterDigital, Inc.	25,244	1,663,327
	International Business Machines Corp.	60,068	8,467,185
*	inTEST Corp.	8,305	118,845
*	Intevac, Inc.	20,071	130,462
*	IPG Photonics Corp.	9,972	2,175,492
#*	Iteris, Inc.	13,000	80,990
*	Itron, Inc.	26,324	2,596,073
#*	J2 Global, Inc.	32,238	4,554,262
	Jabil, Inc.	155,324	9,247,991
	Jack Henry & Associates, Inc.	16,014	2,787,877
	Juniper Networks, Inc.	151,640	4,267,150
*	Key Tronic Corp.	11,045	73,670
*	Keysight Technologies, Inc.	25,763	4,239,302
*	Kimball Electronics, Inc.	21,065	429,515
	KLA Corp.	11,967	4,166,431
*	Knowles Corp.	77,451	1,552,118
	Kulicke & Soffa Industries, Inc.	54,974	2,988,387
*	KVH Industries, Inc.	16,737	189,463
	Lam Research Corp.	785	500,367
*	Lattice Semiconductor Corp.	26,976	1,530,888
*	LGL Group, Inc. (The)	2,275	23,569
#*	Limelight Networks, Inc.	111,420	313,090
	Littelfuse, Inc.	11,638	3,095,592
*	LiveRamp Holdings, Inc.	53,705	2,148,737
#*	Lumentum Holdings, Inc.	31,917	2,680,709
*	Luna Innovations, Inc.	15,206	187,490
#*	MACOM Technology Solutions Holdings, Inc.	25,256	1,558,800
*	Magnachip Semiconductor Corp.	17,121	355,774
*	Manhattan Associates, Inc.	15,634	2,495,655
	Marvell Technology, Inc.	72,050	4,359,745
	Maxim Integrated Products, Inc.	18,551	1,853,430
	Maximus, Inc.	28,040	2,495,560
*	MaxLinear, Inc.	44,393	2,141,074

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	32,326	$1,546,153
	Microchip Technology, Inc.	18,917	2,707,401
*	Micron Technology, Inc.	142,434	11,050,030
	Microsoft Corp.	20,226	5,762,590
#*	MicroStrategy, Inc., Class A	3,170	1,984,452
*	Mimecast, Ltd.	13,748	763,701
#*	Mitek Systems, Inc.	11,273	249,246
	MKS Instruments, Inc.	27,718	4,336,204
#*	Model N, Inc.	9,982	323,117
*	Momentive Global, Inc.	29,536	620,256
	Monolithic Power Systems, Inc.	3,143	1,412,024
	Motorola Solutions, Inc.	7,759	1,737,395
#*	N-Able, Inc.	32,799	452,626
#*	Napco Security Technologies, Inc.	18,220	644,077
	National Instruments Corp.	37,587	1,657,963
*	NCR Corp.	78,910	3,503,604
*	NeoPhotonics Corp.	44,265	429,371
	NetApp, Inc.	9,602	764,223
*	NETGEAR, Inc.	26,375	903,344
*	NetScout Systems, Inc.	61,947	1,781,596
*	NetSol Technologies, Inc.	4,255	19,488
	Network-1 Technologies, Inc.	6,962	21,025
#*	New Relic, Inc.	10,589	731,488
*	nLight, Inc.	3,567	123,739
	NortonLifeLock, Inc.	52,425	1,301,188
#*	Novanta, Inc.	20,373	2,860,573
*	Nuance Communications, Inc.	28,800	1,581,120
*	Nutanix, Inc., Class A	2,385	85,908
	NVE Corp.	3,647	273,780
	NXP Semiconductors NV	3,694	762,405
#*	Okta, Inc.	1,162	287,932
*	ON Semiconductor Corp.	86,077	3,362,168
*	OneSpan, Inc.	27,502	678,474
*	Onto Innovation, Inc.	49,456	3,465,876
*	Optical Cable Corp.	6,626	29,684
*	OSI Systems, Inc.	14,973	1,498,049
#*	PagerDuty, Inc.	13,008	527,995
*	Palo Alto Networks, Inc.	855	341,188
#*	PAR Technology Corp.	13,939	850,976
	Paychex, Inc.	20,509	2,334,334
*	Paycom Software, Inc.	3,902	1,560,800
*	Paylocity Holding Corp.	4,147	860,337
*	PayPal Holdings, Inc.	10,461	2,882,319
	PC Connection, Inc.	30,727	1,461,376
	PC-Tel, Inc.	16,219	107,856
*	PDF Solutions, Inc.	39,463	738,353
	Pegasystems, Inc.	4,700	599,908
*	Perficient, Inc.	35,688	3,365,022
*	PFSweb, Inc.	18,667	219,524
*	Photronics, Inc.	89,745	1,199,891
#*	Ping Identity Holding Corp.	46,090	1,017,206
*	Pixelworks, Inc.	12,025	36,195
*	Plexus Corp.	25,292	2,284,373
	Power Integrations, Inc.	50,628	4,910,410
	Progress Software Corp.	40,738	1,857,245
*	Proofpoint, Inc.	2,049	357,878
*	PTC, Inc.	10,623	1,438,885
#*	Pure Storage, Inc., Class A	47,008	917,596
#*	Q2 Holdings, Inc.	5,625	581,119

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	QAD, Inc., Class A	8,191	$710,569
	QAD, Inc., Class B	2,342	201,529
*	Qorvo, Inc.	17,211	3,263,033
*	Qualys, Inc.	13,938	1,415,543
*	Rambus, Inc.	105,706	2,501,004
#*	RealNetworks, Inc.	50,529	92,468
*	RF Industries, Ltd.	7,730	73,976
*	Ribbon Communications, Inc.	126,074	871,171
	Richardson Electronics, Ltd.	12,056	93,555
*	RingCentral, Inc., Class A	338	90,337
*	Rogers Corp.	15,355	2,926,663
#*	Sailpoint Technologies Holdings, Inc.	13,995	699,610
*	salesforce.com, Inc.	19,686	4,762,634
*	Sanmina Corp.	55,177	2,119,900
	Sapiens International Corp. NV	7,470	188,319
*	ScanSource, Inc.	21,623	596,579
#	Seagate Technology Holdings P.L.C	21,362	1,877,720
*	Semtech Corp.	35,522	2,199,167
*	Silicon Laboratories, Inc.	12,581	1,874,443
	Skyworks Solutions, Inc.	22,219	4,099,628
#*	SMART Global Holdings, Inc.	19,788	926,870
*	Smartsheet, Inc., Class A	3,836	278,302
#*	SolarEdge Technologies, Inc.	6,649	1,725,283
#*	SolarWinds Corp.	65,598	737,322
*	Splunk, Inc.	2,848	404,359
*	SPS Commerce, Inc.	10,938	1,191,695
	SS&C Technologies Holdings, Inc.	38,639	3,028,911
*	StarTek, Inc.	22,597	158,631
*	Stratasys, Ltd.	55,206	1,089,766
*	Super Micro Computer, Inc.	27,353	1,040,508
#	Switch, Inc., Class A	22,449	463,796
*	Sykes Enterprises, Inc.	32,656	1,752,321
#*	Synaptics, Inc.	36,492	5,543,865
*	Synchronoss Technologies, Inc.	29,129	82,726
	SYNNEX Corp.	54,764	6,546,489
*	Synopsys, Inc.	8,209	2,364,110
	TE Connectivity, Ltd.	21,960	3,238,441
*	Teradata Corp.	44,201	2,195,022
	Teradyne, Inc.	19,994	2,539,238
*	TESSCO Technologies, Inc.	8,501	51,091
*	Trade Desk, Inc. (The), Class A	9,780	801,080
*	TransAct Technologies, Inc.	8,099	134,848
*	Trimble, Inc.	45,865	3,921,457
	TTEC Holdings, Inc.	43,897	4,587,236
*	TTM Technologies, Inc.	91,307	1,277,385
#*	Turtle Beach Corp.	6,402	197,822
*	Twilio, Inc., Class A	1,622	605,963
*	Tyler Technologies, Inc.	2,256	1,111,396
#	Ubiquiti, Inc.	1,093	342,218
*	Ultra Clean Holdings, Inc.	33,177	1,791,890
*	Unisys Corp.	36,200	809,070
	Universal Display Corp.	5,611	1,315,723
*	Upland Software, Inc.	14,562	524,232
#*	Veeco Instruments, Inc.	42,137	977,578
#*	Verint Systems, Inc.	46,840	1,998,663
*	VeriSign, Inc.	7,426	1,606,764
#*	Verra Mobility Corp.	73,350	1,122,989
#*	Viasat, Inc.	42,741	2,121,663
#*	Viavi Solutions, Inc.	208,452	3,479,064

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Vishay Intertechnology, Inc.	131,816	$2,917,088
*	Vishay Precision Group, Inc.	12,986	471,781
*	VMware, Inc., Class A	943	144,977
*	Vonage Holdings Corp.	144,927	2,066,659
	Vontier Corp.	46,630	1,508,480
	Wayside Technology Group, Inc.	4,672	132,451
*	Western Digital Corp.	92,149	5,983,235
	Western Union Co. (The)	14,373	333,597
*	WEX, Inc.	8,860	1,681,008
*	Wireless Telecom Group, Inc.	6,719	18,679
	Xerox Holdings Corp.	121,589	2,933,943
	Xilinx, Inc.	22,883	3,428,789
	Xperi Holding Corp.	146,139	3,035,307
*	Zebra Technologies Corp., Class A	5,373	2,968,475
#*	Zendesk, Inc.	1,720	224,512
*	Zix Corp.	11,061	81,962
TOTAL INFORMATION TECHNOLOGY			599,128,033
MATERIALS — (6.1%)
*	AdvanSix, Inc.	23,804	796,244
*	AgroFresh Solutions, Inc.	1,882	3,670
	Air Products & Chemicals, Inc.	8,130	2,366,074
	Albemarle Corp.	14,608	3,009,832
*	Alcoa Corp.	98,307	3,947,026
*	Allegheny Technologies, Inc.	107,690	2,210,876
	Amcor P.L.C.	219,518	2,537,628
*	American Biltrite, Inc.	22	4,840
	American Vanguard Corp.	44,049	727,249
*	Ampco-Pittsburgh Corp.	10,871	67,726
	AptarGroup, Inc.	34,460	4,442,583
#*	Arconic Corp.	37,656	1,353,357
	Ashland Global Holdings, Inc.	51,002	4,338,740
	Avery Dennison Corp.	15,624	3,291,664
	Avient Corp.	83,288	4,041,134
*	Axalta Coating Systems, Ltd.	109,496	3,295,830
	Balchem Corp.	25,088	3,384,120
	Ball Corp.	25,400	2,054,352
*	Berry Global Group, Inc.	61,972	3,984,180
	Cabot Corp.	47,034	2,589,692
	Carpenter Technology Corp.	40,717	1,553,354
	Celanese Corp., Class A	22,759	3,545,169
*	Century Aluminum Co.	85,701	1,247,807
	CF Industries Holdings, Inc.	58,752	2,776,032
	Chase Corp.	7,520	876,306
	Chemours Co. (The)	116,970	3,889,252
*	Clearwater Paper Corp.	14,190	418,463
#*	Cleveland-Cliffs, Inc.	33,418	835,450
*	Coeur Mining, Inc.	211,209	1,592,516
	Commercial Metals Co.	95,274	3,124,987
	Compass Minerals International, Inc.	28,589	1,960,062
*	Contango ORE, Inc.	501	10,513
*	Core Molding Technologies, Inc.	11,901	169,351
	Corteva, Inc.	231,705	9,912,340
	Crown Holdings, Inc.	36,288	3,620,091
*	Domtar Corp.	45,326	2,488,851
	Dow, Inc.	110,214	6,850,902
	DuPont de Nemours, Inc.	37,064	2,781,653
	Eagle Materials, Inc.	26,397	3,730,424
	Eastman Chemical Co.	76,785	8,655,205

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	9,334	$2,061,227
	Element Solutions, Inc.	246,475	5,765,050
*	Ferro Corp.	64,360	1,338,688
*	Ferroglobe P.L.C.	2,124	12,829
»	Ferroglobe Representation & Warranty Insurance Trust	71,368	0
*	Flotek Industries, Inc.	1,757	3,075
	FMC Corp.	22,392	2,394,824
	Fortitude Gold Corp.	17,074	131,641
	Freeport-McMoRan, Inc.	171,395	6,530,149
	Friedman Industries, Inc.	9,833	127,829
	FutureFuel Corp.	34,680	294,780
*	GCP Applied Technologies, Inc.	52,847	1,228,693
	Glatfelter Corp.	34,383	523,653
	Gold Resource Corp.	59,761	126,096
	Graphic Packaging Holding Co.	252,443	4,839,332
	Greif, Inc., Class A	30,282	1,835,695
	Greif, Inc., Class B	9,363	570,019
	Hawkins, Inc.	19,412	704,850
	Haynes International, Inc.	10,664	402,353
	HB Fuller Co.	44,273	2,860,921
	Hecla Mining Co.	538,529	3,602,759
	Huntsman Corp.	201,971	5,334,054
*	Ingevity Corp.	19,251	1,635,180
	Innospec, Inc.	23,208	2,052,748
	International Flavors & Fragrances, Inc.	36,778	5,540,238
	International Paper Co.	72,968	4,214,632
*	Intrepid Potash, Inc.	7,204	218,281
	Kaiser Aluminum Corp.	21,204	2,580,103
*	Koppers Holdings, Inc.	18,894	580,235
*	Kraton Corp.	34,682	1,324,506
	Kronos Worldwide, Inc.	59,063	821,566
	Linde P.L.C.	28,454	8,746,475
#*	Livent Corp.	51,804	1,010,696
	Louisiana-Pacific Corp.	90,734	5,030,293
	LyondellBasell Industries NV, Class A	38,434	3,817,649
	Martin Marietta Materials, Inc.	6,388	2,320,760
	Materion Corp.	19,349	1,380,745
	Mercer International, Inc.	55,417	644,500
	Minerals Technologies, Inc.	28,868	2,315,791
	Mosaic Co. (The)	179,344	5,600,913
	Myers Industries, Inc.	42,892	908,453
	Neenah, Inc.	19,612	985,895
	NewMarket Corp.	2,985	942,991
	Newmont Corp.	78,234	4,914,660
#	Nexa Resources SA	6,034	50,987
	Northern Technologies International Corp.	7,510	140,287
	Nucor Corp.	120,380	12,521,928
*	O-I Glass, Inc.	108,291	1,601,624
	Olin Corp.	136,215	6,406,191
	Olympic Steel, Inc.	12,040	362,645
	Packaging Corp. of America	26,610	3,765,315
	PPG Industries, Inc.	17,778	2,907,059
#	Quaker Chemical Corp.	1,427	359,233
*	Rayonier Advanced Materials, Inc.	54,811	382,033
	Reliance Steel & Aluminum Co.	69,203	10,875,251
	Resolute Forest Products, Inc.	66,341	792,112
	Royal Gold, Inc.	9,767	1,186,886
	RPM International, Inc.	27,819	2,408,847
*	Ryerson Holding Corp.	33,811	531,847

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Schnitzer Steel Industries, Inc., Class A	23,580	$1,236,064
	Schweitzer-Mauduit International, Inc.	27,316	1,074,338
	Scotts Miracle-Gro Co. (The)	10,869	1,923,378
	Sealed Air Corp.	20,895	1,185,791
	Sensient Technologies Corp.	31,409	2,738,237
	Silgan Holdings, Inc.	40,498	1,640,979
	Sonoco Products Co.	60,999	3,891,126
#	Southern Copper Corp.	2,800	183,792
	Steel Dynamics, Inc.	198,011	12,761,809
	Stepan Co.	21,974	2,591,833
*	Summit Materials, Inc., Class A	99,144	3,331,238
	SunCoke Energy, Inc.	70,287	543,319
*	Synalloy Corp.	8,848	86,799
*	TimkenSteel Corp.	41,400	551,862
*	Trecora Resources	26,940	213,365
	Tredegar Corp.	39,626	517,912
	Trinseo SA	36,973	2,009,852
	Tronox Holdings P.L.C., Class A	85,086	1,568,135
*	UFP Technologies, Inc.	6,172	368,962
	United States Lime & Minerals, Inc.	6,942	964,938
#	United States Steel Corp.	164,257	4,349,525
*	Universal Stainless & Alloy Products, Inc.	7,785	87,737
*	US Concrete, Inc.	16,348	1,190,298
	Valvoline, Inc.	42,902	1,316,233
	Verso Corp., Class A	27,754	527,881
	Vulcan Materials Co.	15,682	2,822,603
	Warrior Met Coal, Inc.	42,685	796,929
	Westlake Chemical Corp.	72,184	5,985,497
	WestRock Co.	127,791	6,288,595
	Worthington Industries, Inc.	37,800	2,418,066
	WR Grace & Co.	18,736	1,304,026
TOTAL MATERIALS			317,524,736
REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	288	2,661
*	CBRE Group, Inc., Class A	44,985	4,339,253
*	CKX Lands, Inc.	465	5,558
#	CTO Realty Growth, Inc.	6,277	352,705
#*	Cushman & Wakefield P.L.C.	76,826	1,434,341
#*	eXp World Holdings, Inc.	18,149	651,912
*	Five Point Holdings LLC, Class A	11,936	99,904
*	Forestar Group, Inc.	11,719	239,888
*	FRP Holdings, Inc.	9,320	560,412
*	Howard Hughes Corp. (The)	29,979	2,779,353
	Indus Realty Trust, Inc.	5,568	376,118
*	InterGroup Corp. (The)	235	10,770
*	Jones Lang LaSalle, Inc.	37,266	8,294,294
	Kennedy-Wilson Holdings, Inc.	119,588	2,414,482
*	Marcus & Millichap, Inc.	29,588	1,177,307
*	Maui Land & Pineapple Co., Inc.	2,532	26,586
	Newmark Group, Inc., Class A	126,541	1,629,848
*	Rafael Holdings, Inc., Class B	20,549	1,039,985
	RE/MAX Holdings, Inc., Class A	15,162	520,057
*	Realogy Holdings Corp.	93,579	1,658,220
#*	Redfin Corp.	13,604	796,786
	RMR Group, Inc. (The), Class A	9,755	382,786
	St Joe Co. (The)	63,813	2,888,815
*	Stratus Properties, Inc.	9,135	275,420

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Tejon Ranch Co.	19,414	$353,917
TOTAL REAL ESTATE			32,311,378
UTILITIES — (1.1%)
	AES Corp. (The)	68,477	1,622,905
	ALLETE, Inc.	9,015	633,935
	Alliant Energy Corp.	106	6,204
	American States Water Co.	12,065	1,065,581
	Artesian Resources Corp., Class A	5,487	214,432
#	Atlantica Sustainable Infrastructure P.L.C.	31,600	1,256,416
	Atmos Energy Corp.	12,134	1,196,291
#	Avangrid, Inc.	9,028	470,720
	Avista Corp.	20,799	890,821
	Black Hills Corp.	8,173	552,904
	Brookfield Renewable Corp., Class A	18,351	778,817
	California Water Service Group	16,250	1,018,550
	CenterPoint Energy, Inc.	6,565	167,145
	Chesapeake Utilities Corp.	7,116	886,583
	Clearway Energy, Inc., Class A	3,852	103,811
	Clearway Energy, Inc., Class C	14,450	414,426
	CMS Energy Corp.	17,300	1,068,967
	Consolidated Water Co., Ltd.	12,933	163,991
#	Essential Utilities, Inc.	18,470	907,246
	Evergy, Inc.	22,911	1,494,255
	Eversource Energy	15,733	1,357,286
	Genie Energy, Ltd., Class B	24,408	143,763
	Hawaiian Electric Industries, Inc.	20,043	868,664
#	IDACORP, Inc.	5,746	605,916
	MDU Resources Group, Inc.	167,375	5,309,135
	MGE Energy, Inc.	14,329	1,119,382
	Middlesex Water Co.	7,465	759,489
	National Fuel Gas Co.	11,930	613,560
	New Jersey Resources Corp.	80,193	3,089,034
	NiSource, Inc.	31,603	782,806
	Northwest Natural Holding Co.	10,249	535,920
	NorthWestern Corp.	16,697	1,035,047
	NRG Energy, Inc.	95,060	3,920,274
	OGE Energy Corp.	16,299	550,091
	ONE Gas, Inc.	7,311	539,406
#	Ormat Technologies, Inc.	56,661	3,951,538
	Otter Tail Corp.	18,309	929,914
#	Pinnacle West Capital Corp.	7,400	618,270
	PNM Resources, Inc.	20,489	990,233
	Portland General Electric Co.	15,008	733,891
*	Pure Cycle Corp.	2,900	44,834
	RGC Resources, Inc.	1,634	41,438
	SJW Group	12,053	830,813
#	South Jersey Industries, Inc.	31,150	784,046
	Southwest Gas Holdings, Inc.	7,654	535,244
#	Spark Energy, Inc., Class A	2,524	28,092
	Spire, Inc.	7,217	512,046
#*	Sunnova Energy International, Inc.	39,713	1,513,065
	UGI Corp.	26,511	1,219,241
	Unitil Corp.	8,110	429,181
	Vistra Corp.	277,420	5,312,593
	WEC Energy Group, Inc.	6,451	607,297

U.S. Vector Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co. (The)	7,798	$376,332
TOTAL UTILITIES		55,601,841
TOTAL COMMON STOCKS		4,967,583,691
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	14,980	423,035
CONSUMER DISCRETIONARY — (0.0%)
Qurate Retail, Inc., 8.000%	4,960	538,061
INDUSTRIALS — (0.0%)
WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	29,528	916,844
TOTAL PREFERRED STOCKS		1,877,940
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
#*» Nabors Industries, Ltd. Warrants 06/11/26	5,289	34,379
*» Parker Drilling Co. Warrants 09/25/24	1,033	36
TOTAL ENERGY		34,415
TOTAL INVESTMENT SECURITIES (Cost $2,393,217,758)		4,969,504,328

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	45,476,464	45,476,464
SECURITIES LENDING COLLATERAL — (3.0%)
@§	The DFA Short Term Investment Fund	13,399,618	155,033,576
TOTAL INVESTMENTS — (100.0%)
(Cost $2,593,712,591)^^			$5,170,014,368
As of July 31, 2021, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	192	09/17/21	$40,500,949	$42,139,200	$1,638,251
Total Futures Contracts			$40,500,949	$42,139,200	$1,638,251
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$8,282	—	$8,282

U.S. Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$338,015,489	—	—	$338,015,489
Consumer Discretionary	635,812,885	$4,469	—	635,817,354
Consumer Staples	236,819,775	—	—	236,819,775
Energy	246,041,991	—	—	246,041,991
Financials	1,076,351,056	4,968	—	1,076,356,024
Health Care	534,387,523	686,726	—	535,074,249
Industrials	894,892,821	—	—	894,892,821
Information Technology	599,128,033	—	—	599,128,033
Materials	317,524,736	—	—	317,524,736
Real Estate	32,311,378	—	—	32,311,378
Utilities	55,601,841	—	—	55,601,841
Preferred Stocks
Communication Services	423,035	—	—	423,035
Consumer Discretionary	538,061	—	—	538,061
Industrials	916,844	—	—	916,844
Rights/Warrants
Energy	—	34,415	—	34,415
Temporary Cash Investments	45,476,464	—	—	45,476,464
Securities Lending Collateral	—	155,033,576	—	155,033,576
Futures Contracts**	1,638,251	—	—	1,638,251
TOTAL	$5,015,880,183	$155,772,436	—	$5,171,652,619
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	189	$189,309

		Shares
COMMON STOCKS — (93.6%)
COMMUNICATION SERVICES — (2.5%)
*	AMC Networks, Inc., Class A	244,457	12,232,628
*	Angi, Inc.	11,407	131,295
#*	Anterix, Inc.	79,681	4,646,996
	ATN International, Inc.	139,239	5,994,239
#*	AutoWeb, Inc.	16,375	48,470
#*	Ballantyne Strong, Inc.	124,111	479,068
#*	Bandwidth, Inc., Class A	9,534	1,236,178
#*	Beasley Broadcast Group, Inc., Class A	72,016	191,563
#*	Boston Omaha Corp., Class A	34,446	1,126,729
#*	Cargurus, Inc.	418,061	11,956,545
*	Cars.com, Inc.	475,694	5,746,383
*	Cincinnati Bell, Inc.	629,081	9,650,102
#*	Cinemark Holdings, Inc.	174,487	2,709,783
#	Cogent Communications Holdings, Inc.	399,598	31,012,801
*	comScore, Inc.	92,447	370,712
#*	Consolidated Communications Holdings, Inc.	361,075	2,776,667
#*	Creative Realities, Inc.	3,101	5,179
#*	Cumulus Media, Inc., Class A	23,794	280,531
#*	Daily Journal Corp.	1,173	390,609
#	DallasNews Corp.	7,730	51,791
#*	DHI Group, Inc.	256,910	1,027,640
#*	Dolphin Entertainment, Inc.	22,963	180,030
*	Emerald Holding, Inc.	76,038	300,350
*	Entercom Communications Corp.	792,042	2,827,590
#	Entravision Communications Corp., Class A	656,608	4,038,139
*	EverQuote, Inc., Class A	4,656	140,518
	EW Scripps Co. (The), Class A	581,735	11,099,504
#*	Fluent, Inc.	38,493	95,848
#*	Gaia, Inc.	108,854	1,296,451
#*	Gannett Co., Inc.	837,204	4,830,667
	Gray Television, Inc.	727,804	16,135,415
	Gray Television, Inc., Class A	19,020	370,082
*	Hemisphere Media Group, Inc.	118,176	1,502,017
#*	IDT Corp., Class B	269,950	13,443,510
*	iHeartMedia, Inc., Class A	25,765	666,025
*	IMAX Corp.	158,381	2,556,269
#*	Insignia Systems, Inc.	3,274	26,880
#*	Iridium Communications, Inc.	649,490	27,427,963
#	John Wiley & Sons, Inc., Class A	289,581	17,021,571
#*	Lee Enterprises, Inc.	4,843	139,963
#*	Liberty Latin America, Ltd., Class A	181,582	2,478,594
#*	Liberty Latin America, Ltd., Class C	626,437	8,663,624
#*	Liberty Media Corp.-Liberty Braves, Class A	54,277	1,440,512
*	Liberty Media Corp.-Liberty Braves, Class C	141,118	3,732,571
#*	Liberty TripAdvisor Holdings, Inc., Class A	158,768	663,650
#*	Lions Gate Entertainment Corp., Class A	457,400	6,874,722
*	Lions Gate Entertainment Corp., Class B	504,645	6,742,057

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Loral Space & Communications, Inc.	16,069	$568,682
#*	Madison Square Garden Entertainment Corp.	57,475	4,020,951
#*	Magnite, Inc.	18,484	560,065
#*	Marchex, Inc., Class B	63,582	161,498
#*	Marcus Corp. (The)	182,863	2,938,608
#*	Mediaco Holding, Inc., Class A	2,817	16,648
*	Meredith Corp.	257,056	11,217,924
#	National CineMedia, Inc.	585,706	2,038,257
	Nexstar Media Group, Inc., Class A	310,883	45,721,563
#*	Ooma, Inc.	17,785	329,912
#*	ORBCOMM, Inc.	779,765	8,803,547
*	Pegasus Cos., Inc. (The)	34	14,446
*	QuinStreet, Inc.	350,041	6,419,752
*	Reading International, Inc., Class A	152,449	801,882
#*	Reading International, Inc., Class B	2,710	57,181
	Saga Communications, Inc., Class A	20,730	452,536
	Scholastic Corp.	209,726	7,048,891
#*	Sciplay Corp., Class A	59,828	962,632
	Shenandoah Telecommunications Co.	434,207	22,921,787
#	Spok Holdings, Inc.	209,958	1,730,054
#*	Super League Gaming, Inc.	7,409	31,340
#*	TechTarget, Inc.	253,857	18,551,870
	TEGNA, Inc.	866,096	15,347,221
#	Telephone and Data Systems, Inc.	844,204	18,867,959
*	Townsquare Media, Inc., Class A	127,764	1,570,220
#*	Travelzoo	126,890	1,742,200
*	TripAdvisor, Inc.	263,192	9,988,136
#*	TrueCar, Inc.	305,468	1,606,762
#*	United States Cellular Corp.	217,817	7,919,826
*	Urban One, Inc.	2,446	16,559
	World Wrestling Entertainment, Inc., Class A	80,071	3,953,906
*	Yelp, Inc.	362,282	13,549,347
#*	Zedge, Inc., Class B	25,739	395,351
TOTAL COMMUNICATION SERVICES			437,087,944
CONSUMER DISCRETIONARY — (14.0%)
#*	1-800-Flowers.com, Inc., Class A	321,176	9,795,868
#*	2U, Inc.	116,441	5,053,539
	Aaron's Co., Inc. (The)	327,181	9,445,715
*	Abercrombie & Fitch Co., Class A	542,735	20,520,810
	Acushnet Holdings Corp.	103,028	5,278,124
*	Adient P.L.C.	529,765	22,318,999
*	Adtalem Global Education, Inc.	410,355	14,912,301
#	AMCON Distributing Co.	3,154	534,603
*	American Axle & Manufacturing Holdings, Inc.	570,041	5,523,697
#	American Eagle Outfitters, Inc.	1,497,542	51,620,273
#*	American Outdoor Brands, Inc.	167,358	4,515,319
*	American Public Education, Inc.	43,984	1,302,806
#*	America's Car-Mart, Inc.	67,563	10,742,517
#*	Ark Restaurants Corp.	20,794	328,545
*	Arko Corp.	4,960	41,168
#*	Asbury Automotive Group, Inc.	174,976	35,950,569
#*	Aspen Group, Inc.	7,395	48,733
*	AutoNation, Inc.	225,752	27,390,490
#*	Bally's Corp.	41,362	2,037,079
*	Barnes & Noble Education, Inc.	473,466	3,953,441
#	Bassett Furniture Industries, Inc.	119,411	2,720,183
#*	BBQ Holdings, Inc.	50,679	714,067
#*	Beazer Homes USA, Inc.	137,636	2,513,233

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Bed Bath & Beyond, Inc.	772,425	$22,045,009
#	Big 5 Sporting Goods Corp.	144,363	3,164,437
#	Big Lots, Inc.	226,048	13,022,625
#*	Biglari Holdings, Inc., Class A	260	206,708
*	Biglari Holdings, Inc., Class B	11,963	1,967,315
#*	BJ's Restaurants, Inc.	174,820	7,094,196
#*	Bloomin' Brands, Inc.	723,139	18,172,483
*	Bluegreen Vacations Holding Corp.	49,656	859,545
*	Boot Barn Holdings, Inc.	269,409	23,282,326
#*	Bowl America, Inc., Class A	10,705	97,094
#*	Brinker International, Inc.	363,980	19,778,673
	Brunswick Corp.	17,110	1,786,284
#	Buckle, Inc. (The)	248,862	10,472,113
#*	Build-A-Bear Workshop, Inc.	149,978	2,279,666
#	Caleres, Inc.	331,135	8,192,280
#*	Callaway Golf Co.	529,640	16,778,995
#	Camping World Holdings, Inc., Class A	75,357	2,966,052
*	Capri Holdings, Ltd.	32,506	1,830,413
#*	CarParts.com, Inc.	212,004	3,733,390
	Carriage Services, Inc.	167,112	6,213,224
#*	Carrols Restaurant Group, Inc.	460,268	2,259,916
	Carter's, Inc.	176,596	17,260,493
#	Cato Corp. (The), Class A	124,049	2,046,808
*	Cavco Industries, Inc.	66,769	15,690,715
#*	Century Casinos, Inc.	45,447	509,461
#	Century Communities, Inc.	298,817	20,752,841
*	Charles & Colvard, Ltd.	53,621	142,096
#*	Cheesecake Factory, Inc. (The)	290,524	13,149,116
#*	Chico's FAS, Inc.	769,462	4,755,275
#*	Children's Place, Inc. (The)	137,918	11,630,625
#	Choice Hotels International, Inc.	160,284	19,218,052
#*	Chuy's Holdings, Inc.	169,441	5,591,553
#*	Citi Trends, Inc.	117,772	9,392,317
#	Clarus Corp.	98,336	2,804,543
	Columbia Sportswear Co.	15,641	1,558,156
*	Comstock Holding Companies, Inc.	22,590	135,992
#*	Conn's, Inc.	272,527	6,061,000
#*	Container Store Group, Inc. (The)	189,060	1,988,911
»	Contra Zagg, Inc.	343,229	30,891
*	Cooper-Standard Holdings, Inc.	111,074	2,893,478
	Core-Mark Holding Co., Inc.	322,048	13,860,946
#	Cracker Barrel Old Country Store, Inc.	133,687	18,205,496
*	Crocs, Inc.	604,686	82,122,406
#	Crown Crafts, Inc.	4,141	30,354
	Culp, Inc.	143,374	2,146,309
	Dana, Inc.	1,002,477	24,219,844
#*	Dave & Buster's Entertainment, Inc.	249,188	8,292,977
	Del Taco Restaurants, Inc.	365,649	3,111,673
*	Delta Apparel, Inc.	44,599	1,427,168
#*	Denny's Corp.	486,166	6,840,356
#*	Designer Brands, Inc., Class A	258,264	3,762,906
#	Dick's Sporting Goods, Inc.	326,192	33,969,635
#	Dillard's, Inc., Class A	27,554	5,049,822
#*	Dixie Group, Inc. (The)	28,312	80,406
#*	Dogness International Corp., Class A	15,870	30,312
*	Dorman Products, Inc.	245,579	24,840,316
	Dover Motorsports, Inc.	92,842	214,465
#*	Duluth Holdings, Inc., Class B	61,001	913,185
#	Educational Development Corp.	47,053	496,409

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	El Pollo Loco Holdings, Inc.	295,551	$5,500,204
#	Escalade, Inc.	57,618	1,307,929
#»	Escalante-Black Diamond Golf Club LLC	412,091	0
#	Ethan Allen Interiors, Inc.	196,749	4,676,724
*	Everi Holdings, Inc.	160,881	3,650,390
#*	Fiesta Restaurant Group, Inc.	241,596	3,234,970
*	Flanigan's Enterprises, Inc.	6,053	190,064
#	Flexsteel Industries, Inc.	75,207	2,594,641
	Foot Locker, Inc.	152,373	8,694,403
#*	Fossil Group, Inc.	433,704	5,473,344
#*	Fox Factory Holding Corp.	300,738	48,581,217
	Franchise Group, Inc.	10,446	354,746
*	frontdoor, Inc.	303,605	14,858,429
*	Full House Resorts, Inc.	12,837	106,162
*	Funko, Inc., Class A	6,738	125,731
#*	Genesco, Inc.	163,421	9,388,536
*	Gentherm, Inc.	259,366	21,509,222
#*	G-III Apparel Group, Ltd.	326,602	9,752,336
*	Goodyear Tire & Rubber Co. (The)	1,307,163	20,535,531
#*	GoPro, Inc., Class A	251,556	2,575,933
	Graham Holdings Co., Class B	31,828	21,154,798
*	Grand Canyon Education, Inc.	79,843	7,375,098
*	Green Brick Partners, Inc.	104,930	2,630,595
#	Group 1 Automotive, Inc.	155,723	27,055,314
#	Guess?, Inc.	511,788	11,423,108
#	H&R Block, Inc.	432,451	10,616,672
#	Hamilton Beach Brands Holding Co., Class A	135,439	2,531,355
#	Hanesbrands, Inc.	426,154	7,781,572
#	Harley-Davidson, Inc.	166,193	6,584,567
#	Haverty Furniture Cos., Inc.	49,862	1,794,533
	Haverty Furniture Cos., Inc., Class A	3,785	136,525
#*	Helen of Troy, Ltd.	200,667	44,827,001
#	Hibbett, Inc.	148,981	13,208,655
*	Hilton Grand Vacations, Inc.	383,611	15,601,459
#	Hooker Furniture Corp.	123,104	4,085,822
#*	Horizon Global Corp.	137,820	1,226,598
#*	Houghton Mifflin Harcourt Co.	684,153	7,744,612
*	Hovnanian Enterprises Inc., Class A	9,586	1,000,683
#*	iMedia Brands, Inc.	16,153	103,056
#*	Inspired Entertainment, Inc.	19,459	225,530
	Installed Building Products, Inc.	245,066	29,407,920
#*	International Game Technology P.L.C.	278,301	5,218,144
*	iRobot Corp.	218,838	19,148,325
*	J Alexander's Holdings, Inc.	98,092	1,354,651
	Jack in the Box, Inc.	187,895	20,454,250
#*	JAKKS Pacific, Inc.	2,347	30,793
	Johnson Outdoors, Inc., Class A	78,850	9,333,474
#*	Just Eat Takeaway.com NV, Sponsored ADR	110,260	1,941,679
#	KB Home	739,091	31,367,022
#*	Kirkland's, Inc.	4,700	91,462
	Kohl's Corp.	144,584	7,344,867
#	Kontoor Brands, Inc.	42,985	2,380,509
*	Koss Corp.	4,921	89,267
#*	Lakeland Industries, Inc.	71,849	1,937,049
*	Lands' End, Inc.	122,930	4,711,907
*	Laureate Education, Inc., Class A	520,196	7,704,103
*»	Lazare Kaplan International, Inc.	9,600	1,350
	La-Z-Boy, Inc.	346,643	11,640,272
#*	Lazydays Holdings, Inc.	13,244	276,402

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	LCI Industries	200,376	$29,218,828
#*	Legacy Housing Corp.	11,869	209,369
	Leggett & Platt, Inc.	104,880	5,037,386
#*	LGI Homes, Inc.	34,123	5,831,621
	Lifetime Brands, Inc.	135,511	2,042,151
#*	Lincoln Educational Services Corp.	35,634	247,300
#*	Lindblad Expeditions Holdings, Inc.	185,959	2,545,779
#*	Liquidity Services, Inc.	369,979	7,340,383
#*	Live Ventures, Inc.	1,158	74,459
#*	Lovesac Co. (The)	20,198	1,226,019
#*	Luby's, Inc.	8,227	33,402
#*	Lumber Liquidators Holdings, Inc.	222,502	4,245,338
*	M/I Homes, Inc.	184,927	11,966,626
*	Macy's, Inc.	249,844	4,247,348
#*	Malibu Boats, Inc., Class A	183,662	15,365,163
#	Marine Products Corp.	185,816	3,039,950
#*	MarineMax, Inc.	197,816	10,640,523
*	Marriott Vacations Worldwide Corp.	207,552	30,586,938
#*	MasterCraft Boat Holdings, Inc.	146,408	3,903,237
#*	Mattel, Inc.	349,983	7,601,631
	MDC Holdings, Inc.	529,363	28,225,635
»	Media General, Inc.	298,450	16,833
*	Meritage Homes Corp.	227,167	24,665,793
*	Modine Manufacturing Co.	465,357	7,785,423
*	Monarch Casino & Resort, Inc.	25,809	1,647,905
#	Monro, Inc.	226,139	13,116,062
#*	Motorcar Parts of America, Inc.	207,874	4,623,118
#	Movado Group, Inc.	132,587	3,986,891
	Murphy USA, Inc.	207,705	30,638,565
	Nathan's Famous, Inc.	58,366	3,750,015
#*	National Vision Holdings, Inc.	239,420	12,923,892
#*	Nautilus, Inc.	247,872	3,581,750
*	New Home Co., Inc. (The)	197,417	1,757,011
#*	Noodles & Co.	251,933	3,008,080
*	Nordstrom, Inc.	95,783	3,170,417
#*	ODP Corp. (The)	421,125	19,931,846
#*	Ollie's Bargain Outlet Holdings, Inc.	141,455	13,169,460
*	ONE Group Hospitality Inc. (The)	10,673	97,658
*	OneSpaWorld Holdings, Ltd.	79,983	790,232
	Oxford Industries, Inc.	132,322	11,502,751
	Papa John's International, Inc.	278,335	31,763,590
#*	Party City Holdco, Inc.	14,829	126,640
#	Patrick Industries, Inc.	199,727	16,503,442
	Penske Automotive Group, Inc.	504,093	44,662,640
*	Perdoceo Education Corp.	712,739	8,453,085
#	PetMed Express, Inc.	155,139	4,869,813
*	Planet Fitness, Inc., Class A	41,369	3,112,190
*	Playa Hotels & Resorts NV	77,116	515,906
#*	PlayAGS, Inc.	15,342	119,054
*	Potbelly Corp.	178,394	1,245,190
*	Purple Innovation, Inc.	13,400	352,956
#*	PVH Corp.	16,967	1,775,088
*	Quotient Technology, Inc.	135,374	1,470,162
#	Qurate Retail, Inc., Class A	404,357	4,795,674
#	RCI Hospitality Holdings, Inc.	70,663	4,434,810
#*	Red Robin Gourmet Burgers, Inc.	123,648	3,243,287
*	Red Rock Resorts, Inc., Class A	66,913	2,636,372
#*	Regis Corp.	253,567	2,020,929
#	Rent-A-Center, Inc.	171,507	9,813,631

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Revolve Group, Inc.	39,513	$2,750,500
#	Rocky Brands, Inc.	84,742	4,609,965
*	Ruth's Hospitality Group, Inc.	270,101	5,393,917
#*	Sally Beauty Holdings, Inc.	946,579	17,909,275
*	Scientific Games Corp., Class A	284,894	17,580,809
*	SeaWorld Entertainment, Inc.	332,493	15,763,493
*	Select Interior Concepts, Inc., Class A	25,709	281,256
*	Shake Shack, Inc., Class A	196,470	19,753,094
#	Shoe Carnival, Inc.	253,104	8,529,605
#	Shutterstock, Inc.	225,059	24,416,651
#	Signet Jewelers, Ltd.	363,937	23,415,707
*	Skyline Champion Corp.	214,574	12,101,974
#*	Sleep Number Corp.	233,516	23,167,122
	Smith & Wesson Brands, Inc.	471,855	11,065,000
#	Sonic Automotive, Inc., Class A	217,412	11,859,825
*	Sonos, Inc.	161,817	5,401,451
#*	Sportsman's Warehouse Holdings, Inc.	338,374	5,979,069
*	Stamps.com, Inc.	99,490	32,509,352
	Standard Motor Products, Inc.	184,929	7,722,635
	Steven Madden, Ltd.	499,118	21,876,342
*	Stoneridge, Inc.	221,882	6,423,484
#	Strategic Education, Inc.	124,112	9,840,840
*	Strattec Security Corp.	33,861	1,394,396
#*	Stride, Inc.	360,552	11,054,524
#	Superior Group of Cos, Inc.	133,126	3,116,480
#*	Superior Industries International, Inc.	100,917	857,795
*	Sypris Solutions, Inc.	4,041	12,729
*	Tandy Leather Factory, Inc.	31,007	148,524
*	Taylor Morrison Home Corp.	992,045	26,606,647
	Tempur Sealy International, Inc.	720,541	31,177,809
*	Tenneco, Inc., Class A	92,889	1,617,197
*	Terminix Global Holdings, Inc.	20,600	1,081,500
	Texas Roadhouse, Inc.	317,707	29,283,054
	Thor Industries, Inc.	29,065	3,440,133
	Tilly's, Inc., Class A	178,336	2,644,723
*	TopBuild Corp.	223,718	45,345,401
	Travel & Leisure Co.	351,883	18,227,539
#*	TravelCenters of America, Inc.	50,699	1,466,215
#*	Tri Pointe Homes, Inc.	1,097,949	26,482,530
#*	TRxADE HEALTH, Inc.	4,723	23,473
#*	Tuesday Morning Corp.	12,959	46,782
#*	Tupperware Brands Corp.	47,450	991,231
*	Unifi, Inc.	167,218	3,944,673
*	Universal Electronics, Inc.	115,479	5,397,488
#*	Universal Technical Institute, Inc.	145,635	885,461
#*	Urban Outfitters, Inc.	299,543	11,137,009
*	Vera Bradley, Inc.	190,649	2,099,045
#*	Vince Holding Corp.	20,676	164,374
#*	Vista Outdoor, Inc.	430,065	17,370,325
*	Visteon Corp.	167,302	19,080,793
#*	VOXX International Corp.	314,925	3,596,443
#*	Vuzix Corp.	12,574	186,095
	Wendy's Co. (The)	1,039,446	24,125,542
	Weyco Group, Inc.	79,815	1,780,673
	Wingstop, Inc.	247,605	42,417,213
	Winmark Corp.	39,297	8,284,594
#	Winnebago Industries, Inc.	280,736	20,176,496
	Wolverine World Wide, Inc.	612,276	20,535,737
#*	WW International, Inc.	172,761	5,310,673

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wyndham Hotels & Resorts, Inc.	33,905	$2,443,194
*	Xcel Brands, Inc.	8,100	19,359
*	XPEL, Inc.	2,228	206,313
#*	YETI Holdings, Inc.	54,502	5,250,178
#*	Zovio, Inc.	606,435	1,485,766
#*	Zumiez, Inc.	169,757	7,409,893
TOTAL CONSUMER DISCRETIONARY			2,445,728,274
CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	40,940	1,547,941
	Andersons, Inc. (The)	264,746	7,068,718
#	B&G Foods, Inc.	350,004	10,052,115
*	BellRing Brands, Inc., Class A	28,130	930,259
#*	BJ's Wholesale Club Holdings, Inc.	558,296	28,272,110
*	Bridgford Foods Corp.	19,775	258,459
	Calavo Growers, Inc.	135,789	7,650,352
#	Cal-Maine Foods, Inc.	276,128	9,634,106
#*	Celsius Holdings, Inc.	51,992	3,568,211
#*	Central Garden & Pet Co.	84,576	4,084,175
*	Central Garden & Pet Co., Class A	314,859	13,636,543
#*	Chefs' Warehouse, Inc. (The)	312,581	9,039,843
#	Coca-Cola Consolidated, Inc.	59,846	23,887,531
#*	Coffee Holding Co., Inc.	47,888	284,455
*	Darling Ingredients, Inc.	1,224,384	84,568,203
#*	Eastside Distilling, Inc.	5,579	21,647
#	Edgewell Personal Care Co.	316,098	12,985,306
#*	elf Beauty, Inc.	200,033	5,522,911
#	Energizer Holdings, Inc.	45,392	1,945,047
#*	Farmer Bros Co.	110,762	1,073,284
	Flowers Foods, Inc.	235,388	5,545,741
#	Fresh Del Monte Produce, Inc.	380,009	11,727,078
*	Freshpet, Inc.	3,138	459,560
#*	Grocery Outlet Holding Corp.	9,801	324,609
#*	Hain Celestial Group, Inc. (The)	123,073	4,911,843
*	Herbalife Nutrition, Ltd.	90,000	4,584,600
#*	Hostess Brands, Inc.	711,359	11,445,766
#	Ingles Markets, Inc., Class A	130,224	7,782,186
	Ingredion, Inc.	4,793	420,873
	Inter Parfums, Inc.	234,744	18,044,771
#	J&J Snack Foods Corp.	107,787	17,718,027
	John B. Sanfilippo & Son, Inc.	75,683	6,990,082
	Lancaster Colony Corp.	163,764	32,403,983
*	Landec Corp.	274,143	2,999,124
#*	Lifevantage Corp.	148,812	1,208,353
#*	Lifeway Foods, Inc.	5,841	36,915
#	Limoneira Co.	141,431	2,533,029
	Medifast, Inc.	105,442	30,104,745
#	MGP Ingredients, Inc.	153,479	9,155,022
#	National Beverage Corp.	218,022	9,893,838
*	Natural Alternatives International, Inc.	56,385	993,504
#	Natural Grocers by Vitamin Cottage, Inc.	154,864	1,731,380
	Natural Health Trends Corp.	10,880	77,248
	Nature's Sunshine Products, Inc.	84,531	1,486,900
	Nu Skin Enterprises, Inc., Class A	363,053	19,492,316
#	Ocean Bio-Chem, Inc.	4,504	53,012
#	Oil-Dri Corp. of America	49,271	1,752,570
#*	Pilgrim's Pride Corp.	11,590	256,719
#	PriceSmart, Inc.	235,742	21,155,487
#*	Rite Aid Corp.	39,761	604,367

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#*	Rocky Mountain Chocolate Factory, Inc.	35,763	$299,336
	Sanderson Farms, Inc.	141,481	26,434,310
	Seaboard Corp.	1,739	7,147,290
*	Seneca Foods Corp., Class A	67,063	3,671,029
*	Seneca Foods Corp., Class B	2,794	152,245
*	Simply Good Foods Co. (The)	151,753	5,687,703
#	SpartanNash Co.	310,673	6,042,590
	Spectrum Brands Holdings, Inc.	218,206	19,060,294
#*	Sprouts Farmers Market, Inc.	630,481	15,497,223
#*	Tattooed Chef, Inc.	1,203	23,723
#	Tootsie Roll Industries, Inc.	144,730	4,977,265
#*	TreeHouse Foods, Inc.	404,759	17,971,300
#	Turning Point Brands, Inc.	141,550	7,504,981
*	United Natural Foods, Inc.	455,337	15,080,762
	United-Guardian, Inc.	19,179	294,014
#	Universal Corp.	215,969	11,264,943
*	USANA Health Sciences, Inc.	155,289	14,794,383
#	Vector Group, Ltd.	1,113,026	14,870,027
#*	Veru, Inc.	3,015	20,713
#	Village Super Market, Inc., Class A	91,195	2,056,447
#	WD-40 Co.	119,949	29,146,408
#	Weis Markets, Inc.	190,419	10,025,560
TOTAL CONSUMER STAPLES			663,947,410
ENERGY — (3.1%)
	Adams Resources & Energy, Inc.	30,262	808,601
#*	Alto Ingredients, Inc.	164,990	874,447
#	Antero Midstream Corp.	1,119,510	10,635,345
#*	Antero Resources Corp.	881,190	11,984,184
#*	Arch Resources, Inc.	119,744	7,869,576
	Archrock, Inc.	936,430	8,062,662
#*	Ardmore Shipping Corp.	222,571	807,933
#*	Aspen Aerogels, Inc.	28,224	1,062,634
	Berry Corp.	62,330	345,932
#	Bonanza Creek Energy, Inc.	198,281	7,627,870
	Brigham Minerals, Inc., Class A	6,300	123,732
#*	Bristow Group, Inc.	80,380	2,088,272
#	Cabot Oil & Gas Corp.	54,204	867,264
#	Cactus, Inc., Class A	303,287	10,930,463
*	California Resources Corp.	10,214	287,116
#*	Callon Petroleum Co.	161,492	6,356,325
*	Centennial Resource Development, Inc., Class A	133,757	696,874
*	ChampionX Corp.	298,177	6,929,633
	Chesapeake Energy Corp.	13,323	720,108
	Cimarex Energy Co.	195,949	12,775,875
#*	Clean Energy Fuels Corp.	1,671,823	12,555,391
#*	CNX Resources Corp.	1,694,338	20,501,490
*	Comstock Resources, Inc.	106,488	647,447
#*	CONSOL Energy, Inc.	174,537	3,667,022
#*	Contango Oil & Gas Co.	217,088	829,276
	Core Laboratories NV	62,620	2,089,003
	CVR Energy, Inc.	39,346	537,466
#*	Dawson Geophysical Co.	216,228	585,978
	Delek US Holdings, Inc.	500,526	8,699,142
*	Denbury, Inc.	48,296	3,173,530
#	DHT Holdings, Inc.	1,481,600	8,593,280
#*	DMC Global, Inc.	137,687	6,026,560
*	Dorian LPG, Ltd.	280,353	3,392,271
#*	Dril-Quip, Inc.	189,921	5,427,942

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	Earthstone Energy, Inc., Class A	237,956	$2,339,107
#*	ENGlobal Corp.	12,104	30,623
	EnLink Midstream LLC	538,872	3,001,517
#*	EQT Corp.	1,170,555	21,526,506
	Equitrans Midstream Corp.	258,370	2,123,801
	Evolution Petroleum Corp.	247,731	1,045,425
#*	Exterran Corp.	226,699	992,942
	Falcon Minerals Corp.	17,055	81,352
#*	Forum Energy Technologies, Inc.	35,735	776,164
#*	Frank's International NV	439,923	1,209,788
*	Geospace Technologies Corp.	118,936	1,038,311
#*	Goodrich Petroleum Corp.	34,928	559,547
#*	Green Plains, Inc.	274,319	9,699,920
#*	Gulf Island Fabrication, Inc.	153,374	699,385
#*	Hallador Energy Co.	23,982	73,385
#*	Helix Energy Solutions Group, Inc.	1,108,718	4,601,180
	Helmerich & Payne, Inc.	514,646	14,754,901
	HollyFrontier Corp.	302,899	8,905,231
*	Independence Contract Drilling, Inc.	1,700	5,372
#	International Seaways, Inc.	255,427	4,201,774
#*	KLX Energy Services Holdings, Inc.	23,444	141,367
#*	Kosmos Energy, Ltd.	274,579	634,277
#*	Laredo Petroleum, Inc.	100,911	5,556,160
#*	Liberty Oilfield Services, Inc., Class A	91,380	931,162
#*	Magnolia Oil & Gas Corp., Class A	96,592	1,352,288
	Marathon Oil Corp.	448,352	5,196,400
	Matador Resources Co.	919,958	28,426,702
*	Meta Materials, Inc.	2,517	8,810
*	Mexco Energy Corp.	5,595	49,460
*	MIND Technology, Inc.	57,741	114,327
#	Murphy Oil Corp.	784,202	17,025,025
#*	Nabors Industries, Ltd.	24,675	2,159,309
#	NACCO Industries, Inc., Class A	54,213	1,359,120
#*	National Energy Services Reunited Corp.	7,962	102,710
#*	Natural Gas Services Group, Inc.	113,843	1,138,430
#*	NCS Multistage Holdings, Inc.	499	13,972
#*	Newpark Resources, Inc.	504,027	1,628,007
#*	NextDecade Corp.	13,082	43,040
#*	NexTier Oilfield Solutions, Inc.	350,447	1,338,708
	Nordic American Tankers, Ltd.	96,228	251,155
*	NOV, Inc.	750,003	10,357,541
#	Oasis Petroleum, Inc.	14,279	1,309,527
#*	Oceaneering International, Inc.	643,475	8,532,478
#*	Oil States International, Inc.	76,802	434,699
#*	Overseas Shipholding Group, Inc., Class A	407,953	1,085,155
#*	Par Pacific Holdings, Inc.	259,558	4,251,560
#	Patterson-UTI Energy, Inc.	1,013,478	8,128,094
#*	PBF Energy, Inc., Class A	769,439	7,055,756
	PDC Energy, Inc.	869,017	34,369,622
#*	Peabody Energy Corp.	274,763	3,217,475
*	Penn Virginia Corp.	96,936	1,792,347
#	PHX Minerals, Inc.	21,219	64,081
*	PrimeEnergy Resources Corp.	145	7,540
#*	ProPetro Holding Corp.	551,427	4,163,274
#*	Range Resources Corp.	2,172,526	33,087,571
#*	Renewable Energy Group, Inc.	370,812	22,712,235
*	REX American Resources Corp.	55,741	4,570,762
#*	Ring Energy, Inc.	30,526	81,810
#*	RPC, Inc.	206,737	868,295

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#*	SandRidge Energy, Inc.	197,914	$1,183,526
#	Scorpio Tankers, Inc.	374,289	6,119,625
*	SEACOR Marine Holdings, Inc.	149,145	578,683
*	Select Energy Services, Inc., Class A	359,446	2,138,704
#	SFL Corp., Ltd.	588,895	4,045,709
#*	SilverBow Resources, Inc.	35,599	705,572
	SM Energy Co.	732,318	13,694,347
#*	Smart Sand, Inc.	39,001	110,373
#	Solaris Oilfield Infrastructure, Inc., Class A	145,997	1,270,174
#*	Southwestern Energy Co.	4,248,727	20,011,504
#*	Talos Energy, Inc.	96,287	1,111,152
*	Technip Energies NV, ADR	57,995	785,832
*	TechnipFMC P.L.C.	586,328	4,233,288
#*	Teekay Tankers, Ltd., Class A	82,301	1,041,108
*	TETRA Technologies, Inc.	894,617	2,764,367
*	Tidewater, Inc.	137,942	1,561,503
#*	Transocean, Ltd.	399,767	1,443,159
#*	US Energy Corp.	2,417	9,426
#*	US Silica Holdings, Inc.	457,699	4,622,760
#*	VAALCO Energy, Inc.	24,050	68,543
*	W&T Offshore, Inc.	1,249,831	5,061,816
*	Whiting Petroleum Corp.	26,759	1,254,997
	World Fuel Services Corp.	369,813	12,743,756
TOTAL ENERGY			546,367,050
FINANCIALS — (18.5%)
	1st Constitution Bancorp	18,816	406,237
	1st Source Corp.	225,679	10,333,841
	ACNB Corp.	18,390	513,633
	Affiliated Managers Group, Inc.	196,300	31,101,772
	Alerus Financial Corp.	8,556	239,140
	Allegiance Bancshares, Inc.	118,338	4,315,787
	Altabancorp	138,556	5,596,277
	Amalgamated Financial Corp.	3,217	49,413
#	A-Mark Precious Metals, Inc.	84,511	4,304,990
*	Ambac Financial Group, Inc.	179,229	2,602,405
#*	Amerant Bancorp, Inc.	1,165	25,805
	American Equity Investment Life Holding Co.	776,076	24,904,279
	American National Bankshares, Inc.	73,293	2,315,326
#	American National Group, Inc.	78,093	12,883,783
#	American River Bankshares	10,679	209,736
#	Ameris Bancorp	623,966	30,330,987
	AMERISAFE, Inc.	165,825	9,485,190
	AmeriServ Financial, Inc.	221,239	838,496
	Ames National Corp.	9,408	221,935
	Argo Group International Holdings, Ltd.	214,001	11,155,872
	Arrow Financial Corp.	147,130	5,304,036
#	Artisan Partners Asset Management, Inc., Class A	412,173	19,821,400
*	Assetmark Financial Holdings, Inc.	1,200	31,320
#	Associated Banc-Corp	994,723	19,695,515
#	Associated Capital Group, Inc., Class A	4,315	162,632
	Assured Guaranty, Ltd.	286,023	13,674,760
#	Atlantic American Corp.	24,271	99,268
*	Atlantic Capital Bancshares, Inc.	195,796	4,699,104
	Atlantic Union Bankshares Corp.	614,306	21,789,434
*	Atlanticus Holdings Corp.	83,607	3,635,232
	Auburn National BanCorp, Inc.	2,786	94,223
	Axis Capital Holdings, Ltd.	160,441	8,161,634
#*	Axos Financial, Inc.	442,887	21,192,143

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Banc of California, Inc.	454,528	$7,781,519
#	BancFirst Corp.	201,661	11,188,152
*	Bancorp, Inc. (The)	627,923	14,674,561
	BancorpSouth Bank	809,440	20,883,552
	Bank First Corp.	189	13,228
	Bank of Commerce Holdings	91,493	1,232,411
#	Bank of Hawaii Corp.	302,222	25,299,004
#	Bank of Marin Bancorp	102,816	3,567,715
	Bank of NT Butterfield & Son, Ltd. (The)	119,242	3,951,680
	Bank of Princeton (The)	1,068	31,495
#	Bank of South Carolina Corp.	808	16,992
	Bank OZK	626,805	25,517,232
	BankFinancial Corp.	140,811	1,608,062
	BankUnited, Inc.	339,862	13,451,738
	Bankwell Financial Group, Inc.	17,582	506,713
	Banner Corp.	272,361	14,446,027
	Bar Harbor Bankshares	101,528	2,907,762
*	Baycom Corp.	26,292	481,144
	BCB Bancorp, Inc.	88,759	1,334,935
#*	Berkshire Bancorp, Inc.	792	9,005
	Berkshire Hills Bancorp, Inc.	383,642	10,373,680
	BGC Partners, Inc., Class A	569,857	3,048,735
*	Blucora, Inc.	302,057	5,092,681
	BOK Financial Corp.	78,176	6,567,566
*	Bridgewater Bancshares, Inc.	49,708	806,264
#*	Brighthouse Financial, Inc.	364,365	15,689,557
	BrightSphere Investment Group, Inc.	529,491	13,231,980
	Brookline Bancorp, Inc.	666,094	9,571,771
	Bryn Mawr Bank Corp.	188,059	7,358,749
#	Business First Bancshares, Inc.	15,892	370,443
	Byline Bancorp, Inc.	62,478	1,537,584
#	C&F Financial Corp.	21,019	1,098,453
	Cadence BanCorp	664,386	12,623,334
	California First Leasing Corp.	6,634	123,558
#	Cambridge Bancorp	12,992	1,111,855
#	Camden National Corp.	151,411	6,778,670
*	Cannae Holdings, Inc.	188,148	6,255,921
	Capital Bancorp, Inc.	5,353	121,620
#	Capital City Bank Group, Inc.	127,755	3,109,557
	Capitol Federal Financial, Inc.	1,484,115	16,458,835
	Capstar Financial Holdings, Inc.	86,877	1,841,792
*	Carter Bankshares, Inc.	5,780	66,297
#*	Carver Bancorp, Inc.	16,478	244,039
	Cathay General Bancorp	680,992	25,789,167
#	CBTX, Inc.	37,666	990,616
*	CCUR Holdings, Inc.	16	107,808
	Central Pacific Financial Corp.	242,137	6,198,707
#	Central Valley Community Bancorp	49,337	1,104,655
	Century Bancorp, Inc., Class A	33,100	3,785,978
	Chemung Financial Corp.	9,950	456,705
	CIT Group, Inc.	158,798	7,660,416
#	Citizens & Northern Corp.	80,335	1,984,274
#	Citizens Community Bancorp, Inc.	2,440	33,794
	Citizens Holding Co.	2,717	47,819
#*	Citizens, Inc.	167,039	895,329
#	City Holding Co.	140,138	10,602,841
	Civista Bancshares, Inc.	58,798	1,345,886
	CNB Financial Corp.	121,101	2,792,589
	CNO Financial Group, Inc.	816,513	18,649,157

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Coastal Financial Corp.	6,254	$182,742
#	Codorus Valley Bancorp, Inc.	30,736	670,967
#*	Cohen & Co., Inc.	2,174	41,306
	Cohen & Steers, Inc.	343,614	28,592,121
#	Colony Bankcorp, Inc.	31,875	570,563
	Columbia Banking System, Inc.	568,655	19,868,806
*	Columbia Financial, Inc.	21,309	384,414
	Community Bank System, Inc.	321,468	23,029,968
	Community Bankers Trust Corp.	137,063	1,452,868
#	Community Financial Corp. (The)	625	22,850
	Community Trust Bancorp, Inc.	171,405	6,815,063
	Community West Bancshares	6,650	86,982
	ConnectOne Bancorp, Inc.	329,350	8,661,905
#*	Consumer Portfolio Services, Inc.	202,442	1,006,137
	County Bancorp, Inc.	500	17,345
#	Cowen, Inc., Class A	144,446	5,774,951
#	Crawford & Co., Class A	249,332	2,635,439
	Crawford & Co., Class B	195,728	2,025,785
*	CrossFirst Bankshares, Inc.	23,359	322,588
#	Curo Group Holdings Corp.	53,643	845,950
*	Customers Bancorp, Inc.	293,686	10,637,307
	CVB Financial Corp.	1,141,288	21,752,949
	Diamond Hill Investment Group, Inc.	31,169	5,368,860
	Dime Community Bancshares, Inc.	377,155	12,453,658
	Donegal Group, Inc., Class A	255,694	3,955,586
	Donegal Group, Inc., Class B	5,267	80,585
*	Donnelley Financial Solutions, Inc.	352,556	11,355,829
	Eagle Bancorp Montana, Inc.	4,712	104,606
	Eagle Bancorp, Inc.	285,431	15,707,268
#*	eHealth, Inc.	158,124	8,224,029
#*	Elevate Credit, Inc.	62,299	225,522
	Employers Holdings, Inc.	261,083	10,840,166
#*	Encore Capital Group, Inc.	263,360	12,467,462
*	Enova International, Inc.	356,973	11,812,237
*	Enstar Group, Ltd.	89,974	23,125,117
	Enterprise Bancorp, Inc.	39,337	1,286,320
	Enterprise Financial Services Corp.	255,860	11,403,680
*	Equity Bancshares, Inc., Class A	113,500	3,343,710
#*	Esquire Financial Holdings, Inc.	11,256	271,607
	ESSA Bancorp, Inc.	49,020	800,497
	Essent Group, Ltd.	402,765	18,192,895
#	Evans Bancorp, Inc.	21,330	833,363
	Evercore, Inc., Class A	311,153	41,134,427
#*	EZCORP, Inc., Class A	525,730	3,007,176
	Farmers & Merchants Bancorp, Inc.	15,807	347,122
	Farmers National Banc Corp.	171,446	2,631,696
	FB Financial Corp.	227,913	8,617,391
	Federal Agricultural Mortgage Corp., Class A	2,089	194,987
	Federal Agricultural Mortgage Corp., Class C	78,844	7,687,290
	Federated Hermes, Inc.	649,170	21,059,075
	FedNat Holding Co.	116,360	294,391
	Financial Institutions, Inc.	160,535	4,726,150
	First American Financial Corp.	57,307	3,857,334
	First BanCorp	1,647,520	19,984,418
#	First BanCorp	246,971	9,878,840
#	First Bancorp, Inc. (The)	93,053	2,704,120
#	First Bancshares, Inc. (The)	56,219	2,168,367
	First Bank	52,128	694,606
	First Busey Corp.	432,885	10,216,086

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Business Financial Services, Inc.	54,171	$1,494,036
#	First Citizens BancShares, Inc., Class A	14,214	11,123,734
	First Commonwealth Financial Corp.	780,349	10,277,196
	First Community Bancshares, Inc.	182,757	5,336,504
#	First Community Corp.	2,256	46,135
	First Financial Bancorp	812,056	18,271,260
#	First Financial Bankshares, Inc.	604,059	29,502,242
	First Financial Corp.	56,925	2,279,846
	First Financial Northwest, Inc.	89,174	1,435,701
	First Foundation, Inc.	356,149	8,394,432
	First Hawaiian, Inc.	448,433	12,345,360
	First Horizon Corp.	469,636	7,255,876
	First Internet Bancorp	90,033	2,726,199
	First Interstate BancSystem, Inc., Class A	333,312	13,972,439
	First Merchants Corp.	478,559	19,491,708
#	First Mid Bancshares, Inc.	52,819	2,149,205
	First Midwest Bancorp, Inc.	940,919	16,880,087
#	First Northwest Bancorp	53,332	1,002,642
	First of Long Island Corp. (The)	204,107	4,398,506
#	First United Corp.	30,484	527,678
	First US Bancshares, Inc.	2,966	34,851
#*	First Western Financial, Inc.	1,579	40,928
	FirstCash, Inc.	321,571	25,468,423
	Flagstar Bancorp, Inc.	450,846	20,630,713
	Flushing Financial Corp.	301,285	6,643,334
	FNB Corp.	1,105,630	12,670,520
	FS Bancorp, Inc.	45,412	1,579,429
	Fulton Financial Corp.	1,362,745	20,877,253
*	FVCBankcorp, Inc.	1,360	25,840
#	GAMCO Investors, Inc., Class A	92,417	2,489,714
*	Genworth Financial, Inc., Class A	363,874	1,215,339
	German American Bancorp, Inc.	220,690	8,320,013
	Glacier Bancorp, Inc.	723,509	37,304,124
	Global Indemnity Group LLC, Class A	79,077	2,033,070
#	Goosehead Insurance, Inc., Class A	5,760	692,294
	Great Southern Bancorp, Inc.	143,396	7,460,894
	Great Western Bancorp, Inc.	349,357	10,760,196
*	Green Dot Corp., Class A	286,271	13,188,505
#	Greenhill & Co., Inc.	122,739	1,966,279
#*	Greenlight Capital Re, Ltd., Class A	238,815	2,101,572
#	Guaranty Bancshares, Inc.	36,447	1,219,152
	Guaranty Federal Bancshares, Inc.	2,898	70,045
*	Hallmark Financial Services, Inc.	108,511	517,597
#	Hamilton Lane, Inc., Class A	129,461	12,039,873
	Hancock Whitney Corp.	532,905	23,293,278
	Hanmi Financial Corp.	293,407	5,348,810
	Hanover Insurance Group, Inc. (The)	61,356	8,338,280
	HarborOne Bancorp, Inc.	236,429	3,217,799
#	Hawthorn Bancshares, Inc.	3,645	83,215
	HBT Financial, Inc.	11,204	183,073
#	HCI Group, Inc.	83,163	8,356,218
	Heartland Financial USA, Inc.	220,710	10,068,790
	Heritage Commerce Corp.	489,908	5,310,603
	Heritage Financial Corp.	308,024	7,451,101
	Heritage Insurance Holdings, Inc.	74,845	549,362
	Hilltop Holdings, Inc.	518,833	16,436,629
#	Hingham Institution For Savings (The)	9,938	2,971,462
*	HMN Financial, Inc.	33,846	751,720
	Home Bancorp, Inc.	23,342	819,771

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home BancShares, Inc.	1,262,020	$26,729,584
	HomeStreet, Inc.	253,685	9,566,461
	HomeTrust Bancshares, Inc.	51,389	1,353,072
	Hope Bancorp, Inc.	1,114,245	14,763,746
	Horace Mann Educators Corp.	322,956	12,856,878
	Horizon Bancorp, Inc.	397,855	6,648,157
	Houlihan Lokey, Inc.	247,741	22,073,723
*	Howard Bancorp, Inc.	55,832	1,099,890
#	Independence Holding Co.	18,158	812,389
	Independent Bank Corp.	259,897	18,369,520
	Independent Bank Corp.	59,399	1,249,161
	Independent Bank Group, Inc.	268,395	18,707,131
	International Bancshares Corp.	577,708	22,576,829
#	Investar Holding Corp.	6,826	149,831
#	Investors Bancorp, Inc.	1,011,399	13,977,534
	Investors Title Co.	17,066	2,842,001
#	James River Group Holdings, Ltd.	176,956	6,437,659
	Janus Henderson Group P.L.C.	299,407	12,527,189
	Jefferies Financial Group, Inc.	150,602	4,998,480
	Kearny Financial Corp.	308,829	3,715,213
	Kemper Corp.	419,209	27,671,986
#	Kentucky First Federal Bancorp	11,174	80,006
	Kingstone Cos., Inc.	98,006	742,885
#	Kinsale Capital Group, Inc.	94,599	16,899,638
	Lake Shore Bancorp, Inc.	537	8,109
	Lakeland Bancorp, Inc.	449,281	7,354,730
	Lakeland Financial Corp.	206,956	13,839,148
	Landmark Bancorp, Inc.	8,433	232,835
	Lazard, Ltd., Class A	165,619	7,817,217
#	LCNB Corp.	12,695	213,784
*	LendingClub Corp.	236,244	5,764,354
*	LendingTree, Inc.	69,338	13,536,164
#*	Limestone Bancorp, Inc.	1,480	24,598
#	Live Oak Bancshares, Inc.	178,004	10,714,061
	Luther Burbank Corp.	45,197	585,753
	Macatawa Bank Corp.	317,077	2,638,081
	Mackinac Financial Corp.	51,059	1,034,966
#*	Magyar Bancorp, Inc.	2,198	22,881
#*	Maiden Holdings, Ltd.	989,946	3,346,017
*	MainStreet Bancshares, Inc.	3,054	73,601
#*	Malvern Bancorp, Inc.	5,936	110,825
#	Manning & Napier, Inc.	54,998	506,532
	Marlin Business Services Corp.	113,586	2,562,500
#*	MBIA, Inc.	278,964	3,640,480
	Mercantile Bank Corp.	155,180	4,849,375
	Merchants Bancorp	24,282	889,692
	Mercury General Corp.	473,090	28,778,065
	Meridian Bancorp, Inc.	475,662	9,089,901
#	Meridian Corp.	2,224	60,048
	Meta Financial Group, Inc.	272,561	13,546,282
#	Metrocity Bankshares, Inc.	3,941	78,702
*	Metropolitan Bank Holding Corp.	20,913	1,485,450
	MGIC Investment Corp.	199,966	2,767,529
#	Mid Penn Bancorp, Inc.	9,348	243,515
#	Middlefield Banc Corp.	769	18,494
	Midland States Bancorp, Inc.	119,067	2,930,239
	MidWestOne Financial Group, Inc.	52,659	1,533,957
#*	MMA Capital Holdings, Inc.	300	8,268
	Moelis & Co., Class A	340,485	20,173,736

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Mr Cooper Group, Inc.	303,731	$11,292,719
#	MVB Financial Corp.	14,242	590,331
	National Bank Holdings Corp., Class A	269,041	9,540,194
#	National Bankshares, Inc.	5,722	206,850
	National Western Life Group, Inc., Class A	16,726	3,477,168
#	Navient Corp.	1,679,441	34,310,980
	NBT Bancorp, Inc.	366,099	12,758,550
	Nelnet, Inc., Class A	255,711	19,255,038
#	New York Community Bancorp, Inc.	642,545	7,569,180
»	NewStar Financial, Inc.	274,446	27,884
*	NI Holdings, Inc.	2,804	55,435
*	Nicholas Financial, Inc.	57,617	628,025
#*	Nicolet Bankshares, Inc.	41,774	3,024,020
*	NMI Holdings, Inc., Class A	461,384	10,159,676
	Northeast Bank	64,512	2,058,578
	Northfield Bancorp, Inc.	479,571	7,888,943
	Northrim BanCorp, Inc.	60,780	2,481,040
	Northwest Bancshares, Inc.	1,008,285	13,420,273
	Norwood Financial Corp.	13,918	349,342
	OceanFirst Financial Corp.	332,323	6,480,298
#*	Ocwen Financial Corp.	20,617	539,135
	OFG Bancorp	455,655	10,525,630
#	Ohio Valley Banc Corp.	12,868	317,582
	Old National Bancorp	1,347,852	21,686,939
	Old Republic International Corp.	273,899	6,754,349
	Old Second Bancorp, Inc.	240,857	2,789,124
	OneMain Holdings, Inc.	113,590	6,928,990
	OP Bancorp	1,608	17,415
#*	Oportun Financial Corp.	4,768	100,509
	Oppenheimer Holdings, Inc., Class A	68,996	3,101,370
*	OptimumBank Holdings, Inc.	100	691
	Origin Bancorp, Inc.	28,650	1,165,482
#*»	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	32,917	758,737
#*	Oxbridge Re Holdings, Ltd.	33,640	128,841
*	Pacific Mercantile Bancorp	122,709	1,027,074
	Pacific Premier Bancorp, Inc.	686,284	26,065,066
	PacWest Bancorp	201,280	8,014,970
#*	Palomar Holdings, Inc.	3,989	324,824
#	Park National Corp.	81,502	9,283,893
	Parke Bancorp, Inc.	31,216	623,071
#	PCB Bancorp	4,164	78,866
	PCSB Financial Corp.	47,395	855,006
	Peapack-Gladstone Financial Corp.	181,824	5,856,551
	Penns Woods Bancorp, Inc.	44,870	1,054,894
#	Peoples Bancorp of North Carolina, Inc.	8,423	231,211
	Peoples Bancorp, Inc.	184,195	5,431,911
	Peoples Financial Services Corp.	2,938	126,040
	People's United Financial, Inc.	242,291	3,803,969
#	Pinnacle Financial Partners, Inc.	61,686	5,527,682
	Piper Sandler Cos.	82,196	10,084,627
#	PJT Partners, Inc., Class A	147,780	11,551,963
	Popular, Inc.	172,085	12,520,905
*	PRA Group, Inc.	405,677	15,736,211
	Preferred Bank	137,117	8,087,161
	Premier Financial Bancorp, Inc.	122,791	2,089,903
	Premier Financial Corp.	365,265	9,781,797
	Primerica, Inc.	119,381	17,455,890
	Primis Financial Corp.	103,372	1,607,435

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	ProAssurance Corp.	264,423	$5,362,498
	PROG Holdings, Inc.	580,952	25,428,269
	Prosperity Bancshares, Inc.	1,367	93,216
	Provident Bancorp, Inc.	3,898	61,510
#	Provident Financial Holdings, Inc.	64,613	1,089,375
	Provident Financial Services, Inc.	570,795	12,329,172
#	Prudential Bancorp, Inc.	19,468	274,499
#	Pzena Investment Management, Inc., Class A	165,370	1,893,486
	QCR Holdings, Inc.	133,314	6,544,384
	Radian Group, Inc.	117,659	2,656,740
	RBB Bancorp	57,239	1,369,729
#	Red River Bancshares, Inc.	5,136	261,679
#	Regional Management Corp.	121,718	6,296,472
	Reliant Bancorp, Inc.	14,065	391,007
#	Renasant Corp.	436,011	15,338,867
#	Republic Bancorp, Inc., Class A	109,988	5,363,015
#*	Republic First Bancorp, Inc.	310,622	1,146,195
	Richmond Mutual BanCorp, Inc.	3,529	53,394
	Riverview Bancorp, Inc.	235,507	1,643,839
	RLI Corp.	319,331	34,609,094
	S&T Bancorp, Inc.	310,273	9,137,540
*	Safeguard Scientifics, Inc.	189,894	1,473,577
	Safety Insurance Group, Inc.	143,347	10,983,247
#	Salisbury Bancorp, Inc.	3,175	150,209
	Sandy Spring Bancorp, Inc.	304,370	12,658,748
#	SB Financial Group, Inc.	790	14,520
	Seacoast Banking Corp. of Florida	380,161	11,553,093
*	Security National Financial Corp., Class A	5,550	46,898
*	Select Bancorp, Inc.	57,783	918,750
	Selective Insurance Group, Inc.	454,155	36,945,509
#	ServisFirst Bancshares, Inc.	379,168	26,951,261
	Severn Bancorp, Inc.	1,000	12,090
	Shore Bancshares, Inc.	67,307	1,167,103
	Sierra Bancorp	161,975	3,908,457
#	Silvercrest Asset Management Group, Inc., Class A	35,740	570,410
	Simmons First National Corp., Class A	833,427	22,685,883
#*	SiriusPoint, Ltd.	273,913	2,684,347
	SLM Corp.	735,079	13,841,538
	SmartFinancial, Inc.	38,950	949,212
	Sound Financial Bancorp, Inc.	100	4,500
#	South Plains Financial, Inc.	2,379	54,717
#	South State Corp.	475,483	32,732,250
#*	Southern First Bancshares, Inc.	76,116	3,770,025
	Southern Missouri Bancorp, Inc.	40,450	1,815,396
	Southside Bancshares, Inc.	282,073	10,165,911
#	Spirit of Texas Bancshares, Inc.	16,647	387,542
	State Auto Financial Corp.	384,256	19,212,800
	Sterling Bancorp	1,279,378	27,775,296
*	Sterling Bancorp, Inc.	66,768	319,151
	Stewart Information Services Corp.	253,245	14,943,987
	Stifel Financial Corp.	494,464	32,901,635
#	Stock Yards Bancorp, Inc.	201,734	9,610,608
*	StoneX Group, Inc.	186,424	12,029,941
	Summit Financial Group, Inc.	38,552	896,334
#	Summit State Bank	743	12,085
*	SVB Financial Group	7,426	4,084,003
	Synovus Financial Corp.	193,603	7,918,363
	Territorial Bancorp, Inc.	90,422	2,309,378
*	Texas Capital Bancshares, Inc.	360,603	22,710,777

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	TFS Financial Corp.	25,910	$504,727
	Timberland Bancorp, Inc.	85,834	2,468,586
#	Tiptree, Inc.	326,074	3,133,571
	Tompkins Financial Corp.	135,275	10,382,356
	Towne Bank	562,593	16,770,897
	TriCo Bancshares	234,320	9,239,238
*	TriState Capital Holdings, Inc.	298,148	6,055,386
*	Triumph Bancorp, Inc.	146,154	11,204,166
*	Trupanion, Inc.	20,234	2,327,315
	TrustCo Bank Corp. NY	216,528	7,281,837
	Trustmark Corp.	569,313	17,090,776
	UMB Financial Corp.	402,166	37,642,738
	Umpqua Holdings Corp.	694,585	13,106,819
*	Unico American Corp.	11,600	47,444
#	Union Bankshares, Inc.	2,252	72,402
#	United Bancshares, Inc.	900	30,960
#	United Bankshares, Inc.	843,290	29,127,237
	United Community Banks, Inc.	710,806	20,478,321
	United Fire Group, Inc.	217,339	5,416,088
#	United Insurance Holdings Corp.	293,511	1,285,578
#	United Security Bancshares	79,255	639,588
#	Unity Bancorp, Inc.	60,831	1,351,057
	Universal Insurance Holdings, Inc.	240,115	3,400,028
	Univest Financial Corp.	268,907	7,357,296
	Unum Group	402,468	11,027,623
#	US Global Investors, Inc., Class A	6,957	40,351
	Valley National Bancorp	2,959,400	38,146,666
#	Value Line, Inc.	26,994	863,808
	Veritex Holdings, Inc.	58,605	1,966,198
#	Victory Capital Holdings, Inc., Class A	7,847	239,255
#	Virtu Financial, Inc., Class A	338,408	8,710,622
#	Virtus Investment Partners, Inc.	68,727	18,977,587
	Walker & Dunlop, Inc.	303,250	31,380,310
	Washington Federal, Inc.	644,981	20,813,537
	Washington Trust Bancorp, Inc.	169,853	8,280,334
	Waterstone Financial, Inc.	285,366	5,630,271
#	Webster Financial Corp.	178,977	8,608,794
	WesBanco, Inc.	520,036	16,786,762
#	West BanCorp, Inc.	162,381	4,786,992
#	Westamerica BanCorp	184,313	10,238,587
	Western Alliance Bancorp	127,334	11,819,142
	Western New England Bancorp, Inc.	278,797	2,358,623
	Westwood Holdings Group, Inc.	53,861	1,365,376
	White Mountains Insurance Group, Ltd.	19,902	22,520,506
	Wintrust Financial Corp.	290,642	20,751,839
#	WisdomTree Investments, Inc.	469,244	2,899,928
#*	World Acceptance Corp.	62,637	11,874,096
	WSFS Financial Corp.	398,811	17,459,946
#	WVS Financial Corp.	4,423	71,874
TOTAL FINANCIALS			3,234,409,607
HEALTH CARE — (11.1%)
#*	AC Immune SA	3,624	26,383
*	Acadia Healthcare Co., Inc.	785,278	48,467,358
#*	Accuray, Inc.	993,552	4,073,563
»	Achillion Pharmaceuticals, Inc.	2,084,145	3,022,010
*	Aclaris Therapeutics, Inc.	6,719	100,315
*	Acorda Therapeutics, Inc.	13,216	49,560
*	Addus HomeCare Corp.	109,533	9,506,369

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Adial Pharmaceuticals, Inc.	18,612	$45,413
*	Adicet Bio, Inc.	2,712	20,069
#*	Adverum Biotechnologies, Inc.	100,391	227,888
#*	Aeglea BioTherapeutics, Inc.	242,583	1,487,034
#*	Aerpio Pharmaceuticals, Inc.	15,393	31,094
*	Aethlon Medical, Inc.	17,581	86,147
#*	Agios Pharmaceuticals, Inc.	109,973	5,288,602
*	AIM ImmunoTech, Inc.	82,363	172,139
#*	Akebia Therapeutics, Inc.	1,159,113	2,863,009
#*	Akero Therapeutics, Inc.	70,820	1,518,381
#*	Albireo Pharma, Inc.	151,638	4,338,363
#*	Aldeyra Therapeutics, Inc.	81,041	721,265
#*	Alector, Inc.	23,657	568,596
#*	Alimera Sciences, Inc.	25,968	226,181
*	Alkermes P.L.C.	767,041	19,843,351
#*	Allakos, Inc.	1,375	109,395
#*	Allied Healthcare Products, Inc.	4,455	36,754
#*	Allogene Therapeutics, Inc.	2,965	65,082
#*	Allscripts Healthcare Solutions, Inc.	1,426,524	24,365,030
#*	Alphatec Holdings, Inc.	4,837	71,297
#*	American Shared Hospital Services	11,689	33,197
*	AMN Healthcare Services, Inc.	438,406	44,086,107
#*	Amneal Pharmaceuticals, Inc.	256,109	1,262,617
*	Amphastar Pharmaceuticals, Inc.	365,086	7,648,552
#*	AnaptysBio, Inc.	130,007	2,987,561
*	AngioDynamics, Inc.	365,783	9,740,801
#*	ANI Pharmaceuticals, Inc.	83,040	2,817,547
#*	Anika Therapeutics, Inc.	123,869	4,970,863
#*	Antares Pharma, Inc.	479,190	2,108,436
#*	Apollo Medical Holdings, Inc.	50,324	4,447,132
*	Applied DNA Sciences, Inc.	8,875	47,748
#*	Applied Genetic Technologies Corp.	282,500	1,017,000
#*	Applied Therapeutics, Inc.	13,237	227,809
#*	Aptevo Therapeutics, Inc.	2,302	43,209
#*	Aptinyx, Inc.	1,954	4,905
*	Apyx Medical Corp.	158,446	1,426,014
»	Aquamed Technologies, Inc.	5,362	0
#*	Aravive, Inc.	41,729	173,175
#*	Arcutis Biotherapeutics, Inc.	7,338	171,196
#*	Ardelyx, Inc.	340,565	592,583
*	Arena Pharmaceuticals, Inc.	224,726	13,901,550
#*	Arvinas, Inc.	20,093	2,031,402
#*	Asensus Surgical, Inc.	14,800	34,632
#*	Assembly Biosciences, Inc.	81,292	282,083
#*	Atara Biotherapeutics, Inc.	236,963	3,021,278
*	AtriCure, Inc.	176,541	14,910,653
#	Atrion Corp.	13,828	8,696,982
#*	aTyr Pharma, Inc.	103,140	480,632
*	Avanos Medical, Inc.	389,635	14,782,752
#*	Avid Bioservices, Inc.	323,037	8,285,899
#*	Axcella Health, Inc.	8,596	29,226
*	AxoGen, Inc.	191,118	3,893,074
#*	Axonics, Inc.	104,223	7,081,953
#*	Beyond Air, Inc.	1,700	13,396
#*	Beyondspring, Inc.	2,973	28,303
*	BioDelivery Sciences International, Inc.	177,342	666,806
#*	BioLife Solutions, Inc.	24,644	1,155,804
#*	Bio-Path Holdings, Inc.	10,423	66,707
#*	BioSig Technologies, Inc.	11,988	40,639

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Bluebird Bio, Inc.	496	$12,603
*	Blueprint Medicines Corp.	3,605	316,771
*	Brookdale Senior Living, Inc.	1,651,075	12,416,084
#*	Calithera Biosciences, Inc.	394,660	769,587
#*	Calyxt, Inc.	6,955	26,290
#*	Capital Senior Living Corp.	4,196	117,488
#*	Cara Therapeutics, Inc.	84,231	1,008,245
*	Cardiovascular Systems, Inc.	138,096	5,563,888
#*	CareCloud, Inc.	16,924	139,115
#*	CareDx, Inc.	25,478	2,141,171
#*	CASI Pharmaceuticals, Inc.	35,162	40,788
#*	Cassava Sciences, Inc.	9,944	691,406
*	Castlight Health, Inc., Class B	240,883	561,257
#*	Catalyst Biosciences, Inc.	200,951	817,871
#*	Catalyst Pharmaceuticals, Inc.	532,600	3,110,384
#*	CbdMD, Inc.	4,011	10,348
#*	Celcuity, Inc.	1,169	23,029
#*	Celldex Therapeutics, Inc.	100,279	4,387,206
#*	Champions Oncology, Inc.	88,482	924,637
#*	Checkpoint Therapeutics, Inc.	200	526
#*	ChemoCentryx, Inc.	78,226	1,156,180
#*	Chiasma, Inc.	30,405	121,620
#*	Chimerix, Inc.	707,110	4,688,139
#*	Chinook Therapeutics, Inc.	26,179	341,112
#*	Codexis, Inc.	234,234	4,956,391
#*	Collegium Pharmaceutical, Inc.	309,023	7,691,582
*	Community Health Systems, Inc.	1,124,093	14,972,919
	Computer Programs and Systems, Inc.	102,972	3,250,826
#*	Concert Pharmaceuticals, Inc.	210,657	701,488
#	CONMED Corp.	246,426	33,992,002
#»	Contra Aduro Biotech I	57,164	54,877
»	Contra Clementia Pharm, Inc	2,928	0
»	Contra Pfenex, Inc.	139,106	104,330
#*	Corcept Therapeutics, Inc.	841,165	17,470,997
*	CorVel Corp.	163,614	23,040,123
#*	Corvus Pharmaceuticals, Inc.	125,786	262,893
*	Covetrus, Inc.	468,630	11,931,320
#*	Crinetics Pharmaceuticals, Inc.	59,817	1,075,510
*	Cross Country Healthcare, Inc.	375,714	6,169,224
#*	CryoLife, Inc.	313,804	8,472,708
#*	Cue Biopharma, Inc.	42,265	440,401
*	Cumberland Pharmaceuticals, Inc.	147,019	477,812
#*	Cutera, Inc.	169,291	8,794,667
#*	Cyclerion Therapeutics, Inc.	49,766	144,819
#*	Cymabay Therapeutics, Inc.	229,973	906,094
*	CynergisTek, Inc.	5,716	12,289
#*	CytomX Therapeutics, Inc.	183,453	992,481
#*	CytoSorbents Corp.	38,556	293,411
*	Deciphera Pharmaceuticals, Inc.	4,699	143,273
*	Denali Therapeutics, Inc.	9,728	496,420
#*	Eagle Pharmaceuticals, Inc.	81,457	3,787,751
#*	Editas Medicine, Inc.	190,285	7,965,330
#*	Eiger BioPharmaceuticals, Inc.	27,642	220,030
#»	Elanco Animal Health, Inc.	600,356	0
#*	Electromed, Inc.	59,547	699,082
#*	Emergent BioSolutions, Inc.	321,773	21,204,841
#*	Enanta Pharmaceuticals, Inc.	163,270	6,898,158
#*	Endo International P.L.C.	891,365	4,510,307
	Ensign Group, Inc. (The)	494,013	42,025,686

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Envista Holdings Corp.	127,249	$5,481,887
#*	Enzo Biochem, Inc.	331,186	1,079,666
#*	Epizyme, Inc.	177,823	1,178,966
#*	Evolent Health, Inc., Class A	782,532	17,951,284
#*	Exagen, Inc.	9,925	118,306
*	Exelixis, Inc.	95,632	1,611,399
#*	Exicure, Inc.	30,744	41,504
#*	EyePoint Pharmaceuticals Inc.	5,180	42,580
*	Five Star Senior Living, Inc.	86,131	489,224
#*	Fluidigm Corp.	208,172	1,542,555
*	FONAR Corp.	57,489	972,714
#*	F-star Therapeutics, Inc.	12,964	67,413
#*	Fulgent Genetics, Inc.	588	54,243
#*	G1 Therapeutics, Inc.	326,146	5,645,587
#*	Glaukos Corp.	53,865	2,747,115
#*	Global Blood Therapeutics, Inc.	56,063	1,532,202
#*	GlycoMimetics, Inc.	335,956	678,631
#*	Great Elm Group, Inc.	1,125	2,576
*	Gritstone Oncology, Inc.	56,816	379,531
*	Haemonetics Corp.	24,088	1,464,310
#*	Halozyme Therapeutics, Inc.	221,250	9,144,262
*	Hanger, Inc.	169,011	4,147,530
#*	Harpoon Therapeutics, Inc.	1,323	12,952
#*	Harrow Health, Inc.	48,729	434,663
*	Harvard Bioscience, Inc.	444,549	3,507,492
#*	Health Catalyst, Inc.	86,053	4,996,237
#*	HealthEquity, Inc.	87,140	6,446,617
*	HealthStream, Inc.	285,458	8,338,228
#*	Heron Therapeutics, Inc.	71,353	881,923
#*	Heska Corp.	78,585	18,915,409
#*	HTG Molecular Diagnostics, Inc.	2,900	17,835
*	Icad, Inc.	57,027	836,016
*	ICU Medical, Inc.	105,766	21,501,170
#*	IGM Biosciences, Inc.	2,383	162,068
#*	ImmuCell Corp.	2,602	26,540
#*	ImmunoGen, Inc.	162,059	909,151
#*	InfuSystem Holdings, Inc.	47,318	863,554
#*	Innoviva, Inc.	777,421	11,023,830
*	Inogen, Inc.	186,674	14,890,985
#*	Inotiv, Inc.	34,859	910,517
#*	Inovalon Holdings, Inc., Class A	262,658	9,949,485
*	Integer Holdings Corp.	250,248	24,496,777
#*	Integra LifeSciences Holdings Corp.	263,028	19,040,597
*	Intellia Therapeutics, Inc.	413,739	58,688,877
*	Intersect ENT, Inc.	21,620	504,827
#*	Intra-Cellular Therapies, Inc.	104,723	3,595,141
#*	IntriCon Corp.	83,987	2,015,688
#*	Invacare Corp.	199,089	1,439,413
#*	iRadimed Corp.	18,684	628,903
#*	IRIDEX Corp.	55,264	361,427
#*	Ironwood Pharmaceuticals, Inc.	734,426	9,745,833
#*	IVERIC bio, Inc.	293,234	2,530,609
*	Joint Corp. (The)	112,625	8,896,249
#*	Jounce Therapeutics, Inc.	408,094	2,056,794
#*	Kala Pharmaceuticals, Inc.	65,204	224,954
#*	KalVista Pharmaceuticals, Inc.	43,090	867,833
#*	Karuna Therapeutics, Inc.	43,146	4,928,136
#*	Kewaunee Scientific Corp.	17,880	238,162
#*	Kezar Life Sciences, Inc.	27,746	135,123

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Kindred Biosciences, Inc.	399,470	$3,643,166
#*	Kiniksa Pharmaceuticals, Ltd., Class A	61,863	948,360
#*	Krystal Biotech, Inc.	44,970	2,628,047
#*	Kura Oncology, Inc.	139,577	2,643,588
#*	Lannett Co., Inc.	57,366	266,178
#*	Lantheus Holdings, Inc.	514,333	13,460,095
#	LeMaitre Vascular, Inc.	196,525	10,702,751
#*	LENSAR, Inc.	102,775	835,561
*	Lexicon Pharmaceuticals, Inc.	202,782	717,848
*	LHC Group, Inc.	162,251	34,913,170
*	Ligand Pharmaceuticals, Inc.	117,424	13,328,798
#*	Lineage Cell Therapeutics, Inc.	63,528	167,079
*	Liquidia Corp.	3,290	7,567
*	LivaNova P.L.C.	297,181	25,646,720
#*	MacroGenics, Inc.	409,648	10,224,814
#*	Madrigal Pharmaceuticals, Inc.	24,107	2,105,023
*	Magellan Health, Inc.	210,306	19,836,062
#*	Magenta Therapeutics, Inc.	47,645	339,232
#*	Marinus Pharmaceuticals, Inc.	59,071	868,344
*	Marker Therapeutics, Inc.	91,771	191,801
*»	MedCath Corp.	65,962	0
*	MEDNAX, Inc.	510,262	14,858,829
*	Medpace Holdings, Inc.	231,574	40,743,130
*	MEI Pharma, Inc.	173,302	467,915
#*	MeiraGTx Holdings P.L.C.	60,450	845,696
#*	Meridian Bioscience, Inc.	402,725	8,255,863
*	Merit Medical Systems, Inc.	458,798	32,157,152
#*	Merrimack Pharmaceuticals, Inc.	130,211	729,182
#*	Mersana Therapeutics, Inc.	10,600	116,600
#	Mesa Laboratories, Inc.	4,208	1,239,298
*	Microbot Medical, Inc.	41,640	293,978
#*	Milestone Pharmaceuticals, Inc.	9,747	54,583
#*	Minerva Neurosciences, Inc.	333,051	612,814
#*	Misonix, Inc.	526	13,960
*	ModivCare, Inc.	127,718	21,712,060
#*	Molecular Templates, Inc.	93,111	651,777
#*	Morphic Holding, Inc.	42,352	2,440,322
#*	Mustang Bio, Inc.	588,861	1,701,808
#*	Myomo, Inc.	10,377	78,139
*	Myriad Genetics, Inc.	652,019	20,623,361
#*	NanoString Technologies, Inc.	41,715	2,583,827
	National HealthCare Corp.	76,671	5,953,503
	National Research Corp.	153,047	8,077,821
*	Natus Medical, Inc.	302,087	8,065,723
#*	Nektar Therapeutics	527,614	8,331,025
*	Neogen Corp.	736,434	32,079,065
#*	NeoGenomics, Inc.	301,116	13,881,448
#*	Neoleukin Therapeutics, Inc.	1,725	12,058
#*	NeuroMetrix, Inc.	15,007	223,604
*	Neuronetics, Inc.	34,956	463,517
#*	Nevro Corp.	26,095	4,044,725
#*	NextCure, Inc.	20,624	142,924
*	NextGen Healthcare, Inc.	599,293	9,720,532
#*	NGM Biopharmaceuticals, Inc.	20,098	409,798
#*	NuVasive, Inc.	413,744	26,458,929
#*	Odonate Therapeutics, Inc.	2,540	8,484
#*	Omnicell, Inc.	383,981	56,253,216
#*	Oncocyte Corp.	75,564	388,399
#*	Onconova Therapeutics, Inc.	17,112	85,047

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Opiant Pharmaceuticals, Inc.	2,153	$34,706
#*	OPKO Health, Inc.	928,832	3,195,182
#*	OptimizeRx Corp.	54,292	3,000,719
*	Option Care Health, Inc.	467,069	9,677,670
#*	OraSure Technologies, Inc.	515,429	6,076,908
#*	Organovo Holdings, Inc.	7,528	57,740
#*	Orgenesis, Inc.	5,985	29,327
*	Orthofix Medical, Inc.	131,375	5,220,843
#*	OrthoPediatrics Corp.	46,673	2,932,931
*	Otonomy, Inc.	257,498	460,921
	Owens & Minor, Inc.	685,664	31,711,960
#*	Pacira BioSciences, Inc.	316,065	18,632,032
#	Patterson Cos., Inc.	846,962	26,365,927
#*»	PDL BioPharma, Inc.	1,354,466	1,254,642
#*	PDS Biotechnology Corp.	5,426	57,895
*	Pennant Group, Inc. (The)	245,791	8,410,968
	Perrigo Co. P.L.C.	140,839	6,764,497
#*	Personalis, Inc.	73,468	1,542,093
#*	PetIQ, Inc.	227,470	8,043,339
#*	Phathom Pharmaceuticals, Inc.	10,572	339,361
#	Phibro Animal Health Corp., Class A	154,884	3,666,104
#*	Pieris Pharmaceuticals, Inc.	89,720	312,226
#*	Pliant Therapeutics Inc.	2,821	56,984
*	Plus Therapeutics, Inc.	71,218	135,314
#*	Precipio, Inc.	62,981	195,871
	Premier, Inc., Class A	209,522	7,467,364
*	Prestige Consumer Healthcare, Inc.	454,195	23,867,947
#*	Pro-Dex, Inc.	25,341	777,462
#»	Progenic Pharmaceuticals, Inc.	310,647	16,495
#*	Progyny, Inc.	285,882	15,920,769
#*	Protagonist Therapeutics, Inc.	299,801	14,819,163
#*	Prothena Corp. P.L.C.	393,536	19,716,154
#*	Psychemedics Corp.	45,240	332,514
#*	Puma Biotechnology, Inc.	21,708	163,244
*	Quanterix Corp.	94,153	5,004,232
*	R1 RCM, Inc.	388,761	8,323,373
*	RadNet, Inc.	469,998	17,267,727
*	RAPT Therapeutics, Inc.	7,543	231,344
#*	REGENXBIO, Inc.	284,786	9,204,284
*	Relmada Therapeutics, Inc.	3,615	93,990
#*	Replimune Group, Inc.	16,210	530,553
*	Repro-Med Systems, Inc.	15,694	53,517
#*	Revance Therapeutics, Inc.	49,877	1,450,423
»	Rexahn Pharmaceuticals, Inc.	246	84
#*	Rhythm Pharmaceuticals, Inc.	48,687	841,798
#*	Rigel Pharmaceuticals, Inc.	256,508	1,026,032
#*	Rocket Pharmaceuticals, Inc.	138,053	4,945,058
*	Sage Therapeutics, Inc.	91,447	3,998,977
#*	Sangamo Therapeutics, Inc.	878,445	8,415,503
#*	Satsuma Pharmaceuticals, Inc.	88,981	466,260
#*	Scholar Rock Holding, Corp.	10,309	322,156
*	scPharmaceuticals, Inc.	2,231	12,226
#*	SeaSpine Holdings Corp.	285,149	5,586,069
	Select Medical Holdings Corp.	1,278,142	50,422,702
#*	SELLAS Life Sciences Group, Inc.	9,526	81,543
#*	Sharps Compliance Corp.	82,172	820,077
*	Shockwave Medical, Inc.	21,072	3,835,104
*	SI-BONE, Inc.	105,030	3,186,610
#*	SIGA Technologies, Inc.	170,919	1,088,754

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	Simulations Plus, Inc.	3,405	$160,682
#*	Solid Biosciences, Inc.	17,686	49,344
#*	Spectrum Pharmaceuticals, Inc.	175,958	566,585
#*	Spero Therapeutics, Inc.	75,006	1,000,580
#*	SpringWorks Therapeutics, Inc.	29,548	2,532,264
#*	STAAR Surgical Co.	147,088	18,815,497
#*	Star Equity Holdings, Inc.	8,002	28,807
*	Stereotaxis, Inc.	11,624	105,895
#*	Stoke Therapeutics, Inc.	12,498	357,818
#*	Strata Skin Sciences, Inc.	20,244	28,949
#*	Strongbridge Biopharma P.L.C	311,336	744,093
#*	SunLink Health Systems, Inc.	37,217	96,020
#*	Supernus Pharmaceuticals, Inc.	450,826	11,870,249
#*	Surface Oncology, Inc.	116,159	698,116
#*	Surgalign Holdings, Inc.	948,951	1,034,357
*	Surgery Partners, Inc.	459,191	25,053,461
*	Surmodics, Inc.	132,547	7,304,665
#*	Sutro Biopharma, Inc.	79,052	1,346,256
#*	Syndax Pharmaceuticals, Inc.	171,477	2,500,135
#*	Synlogic, Inc.	96,102	303,682
#*	Syros Pharmaceuticals, Inc.	63,783	294,677
#*	Tabula Rasa HealthCare, Inc.	63,345	2,721,301
#*	Tactile Systems Technology, Inc.	95,400	4,672,692
*	Tandem Diabetes Care, Inc.	37,115	4,033,287
#*	Taro Pharmaceutical Industries, Ltd.	33,291	2,370,319
#*	TCR2 Therapeutics, Inc.	76,878	956,362
*	Tempest Therapeutics, Inc.	12,844	192,917
#*	Tenax Therapeutics, Inc.	12,186	21,082
*	Tenet Healthcare Corp.	957,236	68,767,834
»	Tetraphase Pharmaceuticals, Inc.	2,198	440
#*	ThermoGenesis Holdings, Inc.	21,548	49,776
#*	Tivity Health, Inc.	238,410	5,979,323
#*	Tracon Pharmaceuticals, Inc.	5,100	19,125
#*	TransMedics Group, Inc.	137,876	3,932,224
#*	Travere Therapeutics, Inc.	321,438	4,419,773
#*	Triple-S Management Corp., Class B	220,608	5,367,393
*	Twist Bioscience Corp.	702	86,381
*	United Therapeutics Corp.	70,035	12,741,468
#	US Physical Therapy, Inc.	113,175	13,372,758
	Utah Medical Products, Inc.	40,596	3,629,282
*	Vanda Pharmaceuticals, Inc.	340,693	5,556,703
#*	Varex Imaging Corp.	313,076	8,546,975
*	Venus Concept Inc.	50,708	117,135
#*	Verastem, Inc.	774,816	2,502,656
#*	Vericel Corp.	243,508	12,891,314
#*	Verrica Pharmaceuticals, Inc.	5,732	61,332
#*	ViewRay, Inc.	384,082	2,550,304
#*	Viking Therapeutics, Inc.	76,888	472,861
*	Vocera Communications, Inc.	246,192	10,330,216
#*	VolitionRX Ltd.	8,185	26,028
#*	X4 Pharmaceuticals, Inc.	32,471	186,708
#*	Xencor, Inc.	138,565	4,265,031
*	Xenon Pharmaceuticals, Inc.	8,042	138,885
#*	Xeris Pharmaceuticals, Inc.	31,717	97,371
*	Yield10 Bioscience, Inc.	16,261	116,266
*	Y-mAbs Therapeutics, Inc.	2,700	89,370
#*	Zogenix, Inc.	246,602	3,997,418
#*	Zynex, Inc.	2,803	38,934
TOTAL HEALTH CARE			1,942,411,518

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (19.2%)
#	AAON, Inc.	455,370	$28,301,245
*	AAR Corp.	250,359	8,952,838
	ABM Industries, Inc.	474,228	22,046,860
#*	Acacia Research Corp.	195,882	1,104,774
	ACCO Brands Corp.	871,576	7,791,889
#	Acme United Corp.	21,848	924,170
	Acuity Brands, Inc.	13,017	2,282,921
	Advanced Drainage Systems, Inc.	246,248	30,064,418
	Aerojet Rocketdyne Holdings, Inc.	707,916	33,399,477
#*	AeroVironment, Inc.	165,356	16,717,492
	Air Lease Corp.	240,844	10,202,152
#*	Air Transport Services Group, Inc.	434,837	10,523,055
#*	Akerna Corp.	3,469	11,899
	Alamo Group, Inc.	98,180	14,409,879
	Albany International Corp., Class A	252,280	21,784,378
*	Allegiant Travel Co.	117,972	22,428,837
	Allied Motion Technologies, Inc.	164,409	5,410,700
	Allison Transmission Holdings, Inc.	82,281	3,283,835
#*	Alpha Pro Tech, Ltd.	20,453	245,641
#*	Alta Equipment Group, Inc.	1,678	21,126
	Altra Industrial Motion Corp.	135,622	8,500,787
#*	Ameresco, Inc., Class A	218,463	14,971,269
#*	American Superconductor Corp.	18,008	253,012
*	American Woodmark Corp.	129,575	9,620,944
#*	AMREP Corp.	6,338	85,056
#*	API Group Corp.	12,437	285,056
#	Apogee Enterprises, Inc.	213,670	8,476,289
	Applied Industrial Technologies, Inc.	286,270	25,678,419
	ARC Document Solutions, Inc.	63,996	132,472
#	ArcBest Corp.	220,621	13,040,907
	Arcosa, Inc.	50,158	2,746,652
	Argan, Inc.	125,872	5,657,946
*	Armstrong Flooring, Inc.	151,178	653,089
	Armstrong World Industries, Inc.	396,005	42,839,821
*	Art's-Way Manufacturing Co., Inc.	400	1,436
*	ASGN, Inc.	451,961	45,706,816
	Astec Industries, Inc.	137,046	8,402,290
*	Astronics Corp.	72,593	1,239,888
#*	Astronics Corp., Class B	46,658	804,850
*	Atkore, Inc.	260,996	19,603,410
#*	Atlas Air Worldwide Holdings, Inc.	241,388	16,165,754
#*	Avalon Holdings Corp., Class A	19,443	86,910
*	Avis Budget Group, Inc.	412,990	34,183,182
*	AZEK Co., Inc. (The)	6,223	226,330
	AZZ, Inc.	132,280	7,009,517
	Barnes Group, Inc.	370,456	18,771,005
	Barrett Business Services, Inc.	67,712	4,957,196
*	Beacon Roofing Supply, Inc.	526,081	28,134,812
	BGSF, Inc.	73,355	925,740
#*	Blue Bird Corp.	174,820	4,370,500
	Boise Cascade Co.	329,601	16,859,091
	Brady Corp., Class A	370,081	20,236,029
*	BrightView Holdings, Inc.	49,349	791,064
	Brink's Co. (The)	325,243	25,030,701
#*	Broadwind, Inc.	23,943	90,983
	BWX Technologies, Inc.	10,240	588,083
*	CACI International, Inc., Class A	76,400	20,395,744
	CAI International, Inc.	149,724	8,356,096
*	Casella Waste Systems, Inc., Class A	427,677	29,415,624

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CBIZ, Inc.	419,857	$13,578,175
*	CECO Environmental Corp.	379,142	2,669,160
#*	Chart Industries, Inc.	310,333	48,241,265
	Chicago Rivet & Machine Co.	4,658	125,533
#*	Cimpress P.L.C.	216,261	22,112,687
*	CIRCOR International, Inc.	182,315	5,622,595
*	Civeo Corp.	49,570	1,076,165
*	Clean Harbors, Inc.	380,304	36,128,880
*	Colfax Corp.	732,951	33,627,792
	Columbus McKinnon Corp.	179,655	8,335,992
	Comfort Systems USA, Inc.	326,049	24,372,163
*	Commercial Vehicle Group, Inc.	322,690	2,949,387
#	CompX International, Inc.	11,309	210,347
#*	Concrete Pumping Holdings, Inc.	5,298	46,093
#*	Construction Partners, Inc., Class A	43,562	1,462,812
#*	Copa Holdings SA, Class A	82,436	5,845,537
*	Cornerstone Building Brands, Inc.	269,408	4,531,443
	Costamare, Inc.	450,058	4,878,629
	Covanta Holding Corp.	1,059,585	21,297,658
*	Covenant Logistics Group, Inc.	172,942	3,633,511
#*	CPI Aerostructures, Inc.	96,649	317,975
	CRA International, Inc.	60,296	5,169,176
	Crane Co.	1,800	175,014
	CSW Industrials, Inc.	113,680	13,447,207
	Curtiss-Wright Corp.	2,957	349,813
#*	Daseke, Inc.	41,168	284,471
#	Deluxe Corp.	324,618	14,250,730
	Douglas Dynamics, Inc.	210,974	8,417,863
#*	Ducommun, Inc.	101,218	5,460,711
#*	DXP Enterprises, Inc.	191,271	6,244,998
#*	Dycom Industries, Inc.	254,731	17,678,331
#*	Eagle Bulk Shipping, Inc.	36,524	1,523,051
	Eastern Co. (The)	43,612	1,280,448
*	Echo Global Logistics, Inc.	222,611	6,885,358
	EMCOR Group, Inc.	157,075	19,133,306
	Encore Wire Corp.	158,761	12,451,625
#*	Energy Recovery, Inc.	45,874	970,235
#	Enerpac Tool Group Corp.	374,525	9,614,057
	EnerSys	294,800	29,084,968
#	Eneti, Inc.	61,571	999,913
	Ennis, Inc.	184,093	3,639,519
	EnPro Industries, Inc.	142,383	13,258,705
	ESCO Technologies, Inc.	187,492	17,693,620
#	Espey Manufacturing & Electronics Corp.	13,081	197,131
*	EVI Industries, Inc.	8,862	238,742
*	Evoqua Water Technologies Corp.	98,531	3,252,508
#*	ExOne Co. (The)	10,900	180,940
	Exponent, Inc.	454,397	48,661,375
	Federal Signal Corp.	552,126	21,869,711
	Flowserve Corp.	158,156	6,656,786
#*	Fluor Corp.	40,326	671,831
*	Forrester Research, Inc.	178,052	8,341,736
	Forward Air Corp.	222,350	19,664,634
*	Franklin Covey Co.	129,282	4,730,428
	Franklin Electric Co., Inc.	386,263	31,580,863
#*	FreightCar America, Inc.	30,665	159,151
*	FTI Consulting, Inc.	283,299	41,276,664
*	Gates Industrial Corp. P.L.C.	55,335	1,002,117
#	GATX Corp.	298,931	27,576,385

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Genco Shipping & Trading, Ltd.	262,762	$4,611,473
*	Gencor Industries, Inc.	132,349	1,553,777
*	Gibraltar Industries, Inc.	253,980	18,967,226
#	Global Industrial Co.	193,907	7,663,205
*	GMS, Inc.	216,713	10,647,110
#	Gorman-Rupp Co. (The)	274,068	9,781,487
*	GP Strategies Corp.	150,877	3,070,347
	GrafTech International, Ltd.	717,002	8,152,313
	Graham Corp.	94,028	1,287,243
#	Granite Construction, Inc.	354,367	13,614,780
#*	Great Lakes Dredge & Dock Corp.	550,095	8,471,463
#	Greenbrier Cos., Inc. (The)	285,177	12,205,576
	Griffon Corp.	287,280	6,641,914
	H&E Equipment Services, Inc.	302,736	10,302,106
*	Harsco Corp.	568,175	11,431,681
#*	Hawaiian Holdings, Inc.	341,234	6,732,547
#*	HC2 Holdings, Inc.	129,496	476,545
#	Healthcare Services Group, Inc.	466,953	12,187,473
	Heartland Express, Inc.	642,355	10,939,306
	Heidrick & Struggles International, Inc.	171,897	7,341,721
	Helios Technologies, Inc.	236,223	19,098,630
*	Herc Holdings, Inc.	196,597	24,385,892
#*	Heritage-Crystal Clean, Inc.	205,342	5,786,538
	Herman Miller, Inc.	550,596	23,758,217
#*	Hill International, Inc.	302,790	654,026
	HNI Corp.	321,602	11,995,755
*	Hub Group, Inc., Class A	245,607	16,278,832
*	Hudson Technologies, Inc.	10,700	37,022
	Hurco Cos., Inc.	55,328	1,877,832
*	Huron Consulting Group, Inc.	140,352	6,895,494
#*	Huttig Building Products, Inc.	301,485	1,878,252
	Hyster-Yale Materials Handling, Inc.	97,844	7,009,544
	ICF International, Inc.	141,383	12,946,441
*	IES Holdings, Inc.	212,317	11,552,168
	Innovative Solutions & Support, Inc.	48,117	341,150
#	Insperity, Inc.	167,229	16,564,032
	Insteel Industries, Inc.	174,095	6,760,109
	Interface, Inc.	513,337	7,402,320
*	JELD-WEN Holding, Inc.	312,737	8,281,276
#*	JetBlue Airways Corp.	195,367	2,889,478
#	John Bean Technologies Corp.	266,574	39,074,417
	Kadant, Inc.	63,412	11,422,404
	Kaman Corp.	162,477	7,205,855
#*	KAR Auction Services, Inc.	182,430	3,006,446
#	KBR, Inc.	768,073	29,724,425
*	Kelly Services, Inc., Class A	275,904	6,047,816
	Kennametal, Inc.	441,703	16,011,734
	Kforce, Inc.	209,418	13,073,966
	Kimball International, Inc., Class B	287,796	3,562,914
*	Kirby Corp.	66,607	3,857,211
	Korn Ferry	412,478	28,353,738
#*	Kratos Defense & Security Solutions, Inc.	800,452	21,772,294
	Landstar System, Inc.	90,806	14,256,542
*	Lawson Products, Inc.	108,737	5,707,605
*	LB Foster Co., Class A	104,022	1,889,040
*	Limbach Holdings, Inc.	75,669	676,481
	Lindsay Corp.	72,243	11,608,728
*	LS Starrett Co. (The), Class A	14,192	111,123
	LSI Industries, Inc.	364,320	2,743,330

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Luxfer Holdings PLC	5,741	$119,700
*	Lydall, Inc.	161,089	9,858,647
	Macquarie Infrastructure Corp.	472,367	18,658,496
#*	Manitex International, Inc.	167,206	1,334,304
*	Manitowoc Co., Inc. (The)	325,632	7,538,381
	ManpowerGroup, Inc.	5,386	638,672
	ManTech International Corp., Class A	201,365	17,611,383
	Marten Transport, Ltd.	548,326	8,674,517
*	Masonite International Corp.	97,486	11,031,516
#*	MasTec, Inc.	429,665	43,494,988
#*	Mastech Digital, Inc.	80,583	1,412,620
#*	Matrix Service Co.	194,068	2,117,282
#	Matson, Inc.	298,658	20,045,925
	Matthews International Corp., Class A	240,008	8,304,277
	Maxar Technologies, Inc.	22,026	798,883
*	Mayville Engineering Co., Inc.	1,852	32,540
	McGrath RentCorp	182,190	14,287,340
*	Mercury Systems, Inc.	237,752	15,691,632
*	Meritor, Inc.	600,415	14,608,097
#*	Mesa Air Group, Inc.	23,566	210,209
	Miller Industries, Inc.	94,833	3,557,186
*	Mistras Group, Inc.	159,308	1,672,734
	Moog, Inc., Class A	221,477	17,246,414
*	MRC Global, Inc.	701,092	6,429,014
#	MSA Safety, Inc.	266,139	43,774,543
	MSC Industrial Direct Co., Inc., Class A	18,543	1,653,479
	Mueller Industries, Inc.	420,731	18,259,725
	Mueller Water Products, Inc., Class A	1,235,399	18,308,613
*	MYR Group, Inc.	165,147	15,793,008
	National Presto Industries, Inc.	54,238	5,232,882
#	NL Industries, Inc.	256,916	1,549,203
#*	NN, Inc.	266,546	1,823,175
#*	Northwest Pipe Co.	108,963	3,095,639
*	NOW, Inc.	789,358	7,790,963
#*	NV5 Global, Inc.	94,028	8,932,660
	nVent Electric P.L.C.	157,391	4,975,129
#	Omega Flex, Inc.	76,381	11,978,068
#*	Orion Energy Systems, Inc.	3,100	15,531
#*	Orion Group Holdings, Inc.	328,061	1,761,688
#*	P&F Industries, Inc., Class A	10,700	72,653
*	PAM Transportation Services, Inc.	42,642	2,665,125
#	Pangaea Logistics Solutions, Ltd.	13,800	64,998
	Park Aerospace Corp.	169,415	2,524,283
	Park-Ohio Holdings Corp.	117,507	3,418,279
*	Parsons Corp.	4,653	179,699
#	Patriot Transportation Holding, Inc.	12,982	153,188
#*	Performant Financial Corp.	19,676	93,855
*	Perma-Pipe International Holdings, Inc.	37,750	260,097
*	PGT Innovations, Inc.	493,298	11,138,669
	Pioneer Power Solutions, Inc.	5,547	21,800
	Pitney Bowes, Inc.	729,152	5,833,216
#	Powell Industries, Inc.	114,084	3,318,704
	Preformed Line Products Co.	42,310	2,899,081
	Primoris Services Corp.	366,773	10,966,513
*	Proto Labs, Inc.	108,745	8,502,772
*	Quad/Graphics, Inc.	262,108	917,378
	Quanex Building Products Corp.	274,427	6,816,767
*	Quest Resource Holding Corp.	2,153	12,746
*	Radiant Logistics, Inc.	430,992	2,680,770

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raven Industries, Inc.	236,009	$13,747,524
*	RBC Bearings, Inc.	209,021	49,119,935
*	RCM Technologies, Inc.	110,614	464,579
#*	Red Violet, Inc.	19,991	482,583
	Regal Beloit Corp.	266,000	39,163,180
*	Resideo Technologies, Inc.	202,421	5,971,419
#	Resources Connection, Inc.	302,563	4,686,701
#	REV Group, Inc.	124,887	1,887,043
	Rexnord Corp.	837,302	47,165,222
#*	RR Donnelley & Sons Co.	256,937	1,572,454
	Rush Enterprises, Inc., Class A	324,753	15,260,143
	Rush Enterprises, Inc., Class B	75,714	3,322,330
	Ryder System, Inc.	21,895	1,667,304
#*	Saia, Inc.	227,823	51,487,998
	Schneider National, Inc., Class B	115,795	2,598,440
#	Science Applications International Corp.	109,523	9,561,358
*	Servotronics, Inc.	1,500	12,835
#	Shyft Group, Inc. (The)	387,483	15,282,329
*	SIFCO Industries, Inc.	16,266	180,553
	Simpson Manufacturing Co., Inc.	384,387	43,235,850
#*	SiteOne Landscape Supply, Inc.	36,070	6,304,315
*	SkyWest, Inc.	413,919	16,759,580
*	SP Plus Corp.	216,686	7,105,134
	Spirit AeroSystems Holdings, Inc., Class A	8,704	376,100
*	Spirit Airlines, Inc.	523,448	14,122,627
*	SPX Corp.	254,526	16,966,703
	SPX FLOW, Inc.	286,088	23,502,129
	Standex International Corp.	97,288	8,950,496
	Steelcase, Inc., Class A	700,007	9,625,096
#*	Sterling Construction Co., Inc.	248,683	5,461,079
*	Taylor Devices, Inc.	769	9,290
#*	Team, Inc.	242,202	1,494,386
#	Tecnoglass, Inc.	20,944	404,010
	Tennant Co.	144,989	11,471,530
	Terex Corp.	468,280	22,439,978
	Tetra Tech, Inc.	318,759	42,560,702
*	Textainer Group Holdings, Ltd.	317,458	10,247,544
*	Thermon Group Holdings, Inc.	305,595	5,091,213
	Timken Co. (The)	473,384	37,634,028
#*	Titan International, Inc.	730,241	6,294,677
*	Titan Machinery, Inc.	200,928	5,732,476
#*	TPI Composites, Inc.	208,785	8,171,845
#*	Transcat, Inc.	46,873	2,992,841
*	TriMas Corp.	340,531	11,142,174
*	TriNet Group, Inc.	393,921	32,687,565
#	Trinity Industries, Inc.	426,788	11,570,223
	Triton International, Ltd.	573,333	30,266,249
*	TrueBlue, Inc.	285,905	7,773,757
#*	Tutor Perini Corp.	247,372	3,480,524
*	Twin Disc, Inc.	95,799	1,410,161
#*	U.S. Xpress Enterprises, Inc., Class A	6,532	57,024
	UFP Industries, Inc.	512,208	38,036,566
#*	Ultralife Corp.	149,744	1,188,967
	UniFirst Corp.	116,779	25,430,963
*	Univar Solutions, Inc.	229,693	5,636,666
	Universal Logistics Holdings, Inc.	166,361	3,834,621
#*	US Ecology, Inc.	214,276	7,499,660
#*	USA Truck, Inc.	91,676	1,279,797
	Valmont Industries, Inc.	176,610	41,847,739

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Vectrus, Inc.	98,224	$4,448,565
*	Veritiv Corp.	162,332	9,947,705
#*	Viad Corp.	135,575	6,216,114
#*	Vicor Corp.	117,439	13,577,123
*	Vidler Water Resouces, Inc.	116,908	1,574,751
#*	Virco Mfg. Corp.	26,931	89,411
#*	Volt Information Sciences, Inc.	40,341	181,131
	VSE Corp.	88,624	4,435,631
#	Wabash National Corp.	432,498	6,331,771
	Watts Water Technologies, Inc., Class A	222,969	33,614,806
*	Welbilt, Inc.	1,261,013	29,621,195
	Werner Enterprises, Inc.	482,225	22,042,505
*	WESCO International, Inc.	492,996	52,479,424
#*	Willdan Group, Inc.	4,539	187,234
*	Willis Lease Finance Corp.	27,144	1,129,190
*	WillScot Mobile Mini Holdings Corp.	749,864	21,528,595
	Woodward, Inc.	12,510	1,520,716
#*	Yellow Corp.	148,722	773,354
TOTAL INDUSTRIALS			3,339,207,738
INFORMATION TECHNOLOGY — (12.4%)
#*	3D Systems Corp.	234,126	6,447,830
*	A10 Networks, Inc.	82,386	1,052,069
*	ACI Worldwide, Inc.	917,991	31,487,091
#*	ACM Research, Inc., Class A	10,065	934,636
*»	Actua Corp.	41,860	4,186
#*	ADDvantage Technologies Group, Inc.	5,000	11,200
	ADTRAN, Inc.	415,846	9,319,109
	Advanced Energy Industries, Inc.	326,182	33,841,383
#*	Aehr Test Systems	26,462	148,716
*	Agilysys, Inc.	266,950	14,831,742
#*	Airgain, Inc.	87,030	1,588,298
*	Akoustis Technologies, Inc.	2,835	27,443
#*	Alarm.com Holdings, Inc.	367,708	30,600,660
#*	Alithya Group, Inc., Class A	70,703	215,644
#	Alliance Data Systems Corp.	3,191	297,561
*	Alpha & Omega Semiconductor, Ltd.	252,451	6,561,201
#*	Altair Engineering, Inc., Class A	113,989	7,951,873
*	Ambarella, Inc.	150,118	14,785,122
	American Software, Inc., Class A	321,621	7,075,662
	Amkor Technology, Inc.	2,168,198	53,424,399
#*	Amtech Systems, Inc.	139,106	1,441,138
#*	Appfolio, Inc., Class A	97,819	13,851,170
#*	Applied Optoelectronics, Inc.	38,880	300,542
#*	Arlo Technologies, Inc.	744,147	4,546,738
*	AstroNova, Inc.	64,318	1,032,304
*	Asure Software, Inc.	105,447	993,311
#	Autoscope Technologies Corp.	43,218	287,832
*	Avaya Holdings Corp.	192,182	4,654,648
#*	Aviat Networks, Inc.	34,636	1,291,230
*	Avid Technology, Inc.	530,295	19,827,730
	Avnet, Inc.	225,535	9,319,106
#*	Aware, Inc.	144,106	573,542
*	Axcelis Technologies, Inc.	300,080	11,568,084
#*	AXT, Inc.	451,887	4,609,247
	Badger Meter, Inc.	255,145	25,777,299
#	Bel Fuse, Inc., Class A	8,954	139,056
#	Bel Fuse, Inc., Class B	109,763	1,497,167
	Belden, Inc.	331,259	16,231,691

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	278,361	$7,348,730
#*	Benefitfocus, Inc.	46,444	611,203
	BK Technologies Corp.	52,456	169,433
#*	Blackbaud, Inc.	294,390	20,998,839
#*	BM Technologies, Inc.	47,621	477,639
*	Bottomline Technologies De, Inc.	182,676	7,372,803
*	Box, Inc., Class A	125,252	2,996,028
#*	Bridgeline Digital, Inc.	12,405	79,392
#*	Brightcove, Inc.	88,975	1,020,543
	Brooks Automation, Inc.	450,155	40,068,297
*	BSQUARE Corp.	28,870	90,941
#*	CalAmp Corp.	341,987	4,148,302
#*	Calix, Inc.	524,717	24,546,261
*	Cambium Networks Corp.	40,821	1,798,165
*	Cantaloupe, Inc.	14,822	153,259
*	Casa Systems, Inc.	148,273	1,113,530
#	Cass Information Systems, Inc.	132,751	5,852,992
	CDK Global, Inc.	59,130	2,837,649
#*	Cerence, Inc.	6,233	670,110
*	CEVA, Inc.	138,789	6,889,486
*	ChannelAdvisor Corp.	140,968	3,283,145
*	Cirrus Logic, Inc.	452,714	37,389,649
#*	Clearfield, Inc.	125,914	5,479,777
*	Cloudera, Inc.	28,062	445,344
	CMC Materials, Inc.	238,789	34,538,441
#*	Coda Octopus Group, Inc.	15,641	141,707
*	Cognyte Software, Ltd.	453,668	11,781,758
*	Coherent, Inc.	79,842	19,636,341
*	Cohu, Inc.	352,258	12,473,456
*	CommScope Holding Co., Inc.	254,756	5,390,637
#	Communications Systems, Inc.	53,906	373,030
*	CommVault Systems, Inc.	254,470	19,235,387
*	Computer Task Group, Inc.	149,246	1,329,782
#	Comtech Telecommunications Corp.	230,292	5,750,391
*	Concentrix Corp.	123,898	20,285,820
*	Conduent, Inc.	1,402,914	9,413,553
*	Cornerstone OnDemand, Inc.	101,213	4,852,151
#	CSG Systems International, Inc.	278,702	12,641,923
*	CSP, Inc.	15,600	157,716
	CTS Corp.	263,075	9,204,994
*	CVD Equipment Corp.	8,212	34,162
#*	CyberOptics Corp.	65,240	3,056,494
*	Daktronics, Inc.	498,000	3,042,780
*	Data I/O Corp.	86,193	531,811
#*	Digi International, Inc.	270,806	5,600,268
#*	Digimarc Corp.	1,239	35,559
*	Digital Turbine, Inc.	133,785	8,421,766
*	Diodes, Inc.	419,213	34,375,466
*	DSP Group, Inc.	221,633	3,557,210
*	DXC Technology Co.	70,435	2,815,991
#*	DZS, Inc.	26,100	515,475
#	Ebix, Inc.	167,334	5,056,833
*	EchoStar Corp., Class A	129,865	2,895,990
#*	eGain Corp.	258,763	3,019,764
*	EMCORE Corp.	288,445	2,521,009
*	Envestnet, Inc.	205,023	15,423,880
*	ePlus, Inc.	90,130	8,333,420
#*	Everspin Technologies, Inc.	4,903	28,241
	EVERTEC, Inc.	428,454	18,723,440

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Evo Payments, Inc., Class A	16,683	$487,144
#*	Exela Technologies, Inc.	6,269	16,487
*	ExlService Holdings, Inc.	285,527	32,327,367
*	Extreme Networks, Inc.	48,508	534,073
*	Fabrinet	317,892	30,047,152
*	FARO Technologies, Inc.	119,107	8,681,709
*	FireEye, Inc.	341,666	6,901,653
*	FormFactor, Inc.	651,076	24,259,092
#*	Frequency Electronics, Inc.	56,111	562,232
#*	Genasys, Inc.	7,931	44,414
*	Grid Dynamics Holdings, Inc.	14,077	296,321
#*	GSI Technology, Inc.	220,479	1,210,430
#*	GTT Communications, Inc.	34,680	19,421
*	GTY Technology Holdings, Inc.	35,638	246,615
	Hackett Group, Inc. (The)	319,902	5,732,644
#*	Harmonic, Inc.	941,114	8,328,859
#*	I3 Verticals, Inc., Class A	66,010	2,107,039
*	Ichor Holdings, Ltd.	201,745	10,403,990
#*	Identiv, Inc.	9,093	148,034
#*	IEC Electronics Corp.	94,710	1,041,810
#*	Immersion Corp.	150,698	1,139,277
#*	Infinera Corp.	819,455	8,120,799
#	Information Services Group, Inc.	253,635	1,514,201
#*	Innodata, Inc.	28,660	196,034
*	Insight Enterprises, Inc.	271,280	27,231,086
#*	Intelligent Systems Corp.	35,646	1,204,478
#	InterDigital, Inc.	233,072	15,357,114
*	International Money Express, Inc.	1,663	26,924
#*	inTEST Corp.	105,325	1,507,201
#*	Intevac, Inc.	248,448	1,614,912
#*	Issuer Direct Corp.	9,500	265,620
#*	Iteris, Inc.	188,611	1,175,047
*	Itron, Inc.	323,751	31,928,324
#*	J2 Global, Inc.	265,996	37,577,255
	Jabil, Inc.	119,647	7,123,782
#*	Key Tronic Corp.	64,651	431,222
*	Kimball Electronics, Inc.	226,452	4,617,356
#*	Knowles Corp.	777,480	15,580,699
*	Kopin Corp.	15,394	103,756
	Kulicke & Soffa Industries, Inc.	394,673	21,454,424
*	KVH Industries, Inc.	179,952	2,037,057
#*	Lantronix, Inc.	191,206	1,005,744
*	Lattice Semiconductor Corp.	871,528	49,459,214
#*	LGL Group, Inc. (The)	12,817	132,784
#*	LightPath Technologies, Inc., Class A	18,622	44,134
#*	Limelight Networks, Inc.	928,467	2,608,992
	Littelfuse, Inc.	5,870	1,561,361
*	LiveRamp Holdings, Inc.	451,321	18,057,353
#*	Lumentum Holdings, Inc.	35,054	2,944,185
#*	Luna Innovations, Inc.	194,890	2,402,994
#*	MACOM Technology Solutions Holdings, Inc.	90,394	5,579,118
*	Magnachip Semiconductor Corp.	139,907	2,907,267
	Maximus, Inc.	49,985	4,448,665
*	MaxLinear, Inc.	409,504	19,750,378
#	Methode Electronics, Inc.	302,719	14,479,050
#*	MicroStrategy, Inc., Class A	41,442	25,943,106
*	Mimecast, Ltd.	320,706	17,815,218
#*	Mitek Systems, Inc.	219,797	4,859,712
#*	Model N, Inc.	14,618	473,185

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Momentive Global, Inc.	25,424	$533,904
*	MoneyGram International, Inc.	220,807	2,283,144
*	MoSys, Inc.	38,421	186,342
*	N-Able, Inc.	6,230	85,974
#*	Napco Security Technologies, Inc.	208,688	7,377,121
	National Instruments Corp.	18,206	803,067
*	NCR Corp.	766,578	34,036,063
*	NeoPhotonics Corp.	445,922	4,325,443
#*	Net Element, Inc.	16,251	197,450
#*	NETGEAR, Inc.	202,996	6,952,613
#*	NetScout Systems, Inc.	609,209	17,520,851
#*	NetSol Technologies, Inc.	82,029	375,693
	Network-1 Technologies, Inc.	187,314	565,688
#*	New Relic, Inc.	68,211	4,712,016
#*	nLight, Inc.	1,656	57,447
#*	Novanta, Inc.	299,752	42,088,178
#	NVE Corp.	49,674	3,729,027
#*	One Stop Systems, Inc.	4,116	24,655
*	OneSpan, Inc.	276,799	6,828,631
*	Onto Innovation, Inc.	284,808	19,959,345
#*	Optical Cable Corp.	25,036	112,161
#*	OSI Systems, Inc.	156,810	15,688,841
#*	PAR Technology Corp.	125,170	7,641,629
#*	Paysign, Inc.	19,684	52,359
	PC Connection, Inc.	93,762	4,459,321
#	PC-Tel, Inc.	168,088	1,117,785
#*	PDF Solutions, Inc.	301,981	5,650,065
*	Perficient, Inc.	296,026	27,912,292
*	PFSweb, Inc.	213,116	2,506,244
*	Photronics, Inc.	534,480	7,145,998
#*	Ping Identity Holding Corp.	20,242	446,741
*	Pixelworks, Inc.	385,130	1,159,241
#*	Plantronics, Inc.	10,474	326,684
*	Plexus Corp.	251,691	22,732,731
	Power Integrations, Inc.	507,029	49,176,743
#*	Powerfleet, Inc.	29,505	200,929
	Progress Software Corp.	354,204	16,148,160
*	Q2 Holdings, Inc.	13,608	1,405,842
	QAD, Inc., Class A	126,770	10,997,298
	QAD, Inc., Class B	15,510	1,334,636
*	Qualys, Inc.	308,551	31,336,440
#*	QuickLogic Corp.	2,091	11,082
#*	Rambus, Inc.	653,047	15,451,092
#*	RealNetworks, Inc.	124,946	228,651
#*	RF Industries, Ltd.	90,882	869,741
*	Ribbon Communications, Inc.	536,007	3,703,808
	Richardson Electronics, Ltd.	86,843	673,902
#*	Rimini Street, Inc.	3,371	29,294
#*	Rogers Corp.	129,340	24,652,204
#*	Sailpoint Technologies Holdings, Inc.	271,672	13,580,883
*	Sanmina Corp.	578,429	22,223,242
#	Sapiens International Corp. NV	57,496	1,449,474
*	ScanSource, Inc.	216,334	5,968,655
*	SecureWorks Corp., Class A	2,961	59,398
*	Semtech Corp.	513,643	31,799,638
#*	ServiceSource International, Inc.	318,183	483,638
*	SharpSpring, Inc.	8,280	140,677
#*	ShotSpotter, Inc.	45,461	2,077,568
#*	SigmaTron International, Inc.	5,900	35,754

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#»	Silicon Graphics, Inc.	10,199	$0
*	Silicon Laboratories, Inc.	148,918	22,187,293
#*	SMART Global Holdings, Inc.	204,638	9,585,244
*	Smith Micro Software, Inc.	21,699	122,816
#*	Socket Mobile, Inc.	46,860	311,150
#*	SolarWinds Corp.	27,760	312,022
*	SPS Commerce, Inc.	119,759	13,047,743
*	SRAX, Inc.	68,153	289,650
*	StarTek, Inc.	330,967	2,323,388
#*	Stratasys, Ltd.	270,667	5,342,967
#*	Super Micro Computer, Inc.	122,942	4,676,714
#*	Support.com, Inc.	4,802	38,512
	Switch, Inc., Class A	109,853	2,269,563
*	Sykes Enterprises, Inc.	360,445	19,341,479
#*	Synaptics, Inc.	290,370	44,113,010
#*	Synchronoss Technologies, Inc.	288,714	819,948
	SYNNEX Corp.	126,640	15,138,546
#	Taitron Components, Inc., Class A	9,636	44,518
*	Teradata Corp.	285,923	14,198,936
#*	TESSCO Technologies, Inc.	86,007	516,902
#*	TransAct Technologies, Inc.	85,682	1,426,605
*	Trio-Tech International	21,790	105,899
	TTEC Holdings, Inc.	418,193	43,701,168
*	TTM Technologies, Inc.	826,086	11,556,943
#*	Turtle Beach Corp.	141,016	4,357,394
*	Ultra Clean Holdings, Inc.	373,484	20,171,871
*	Unisys Corp.	528,332	11,808,220
#*	Universal Security Instruments, Inc.	5,032	31,098
#*	Upland Software, Inc.	113,722	4,093,992
#*	Usio, Inc.	25,669	144,260
#*	Veeco Instruments, Inc.	281,739	6,536,345
#*	Verint Systems, Inc.	367,088	15,663,645
#*	Veritone, Inc.	37,411	773,659
#*	Verra Mobility Corp.	29,173	446,639
#*	Viasat, Inc.	186,018	9,233,934
*	Viavi Solutions, Inc.	1,272,681	21,241,046
	Vishay Intertechnology, Inc.	966,577	21,390,349
*	Vishay Precision Group, Inc.	114,346	4,154,190
*	Vonage Holdings Corp.	1,434,871	20,461,260
	Vontier Corp.	58,105	1,879,697
#	Wayside Technology Group, Inc.	16,501	467,803
#*	Wireless Telecom Group, Inc.	83,275	231,505
	Xerox Holdings Corp.	179,228	4,324,772
	Xperi Holding Corp.	1,078,904	22,408,836
*	Zix Corp.	58,955	436,857
TOTAL INFORMATION TECHNOLOGY			2,153,023,218
MATERIALS — (5.8%)
#*	Advanced Emissions Solutions, Inc.	55,700	418,864
*	AdvanSix, Inc.	164,781	5,511,924
#*	AgroFresh Solutions, Inc.	101,063	197,073
*	Alcoa Corp.	772,541	31,017,521
#*	Allegheny Technologies, Inc.	908,401	18,649,473
*	Alpha Metallurgical Resources, Inc.	16,781	467,686
	American Vanguard Corp.	281,051	4,640,152
*	Ampco-Pittsburgh Corp.	19,806	123,391
#*	Arconic Corp.	10,400	373,776
	Ashland Global Holdings, Inc.	155,078	13,192,485
	Avient Corp.	529,909	25,711,185

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Axalta Coating Systems, Ltd.	11,374	$342,357
	Balchem Corp.	254,850	34,376,717
	Cabot Corp.	375,084	20,652,125
#	Carpenter Technology Corp.	389,362	14,854,160
#*	Century Aluminum Co.	610,238	8,885,065
	Chase Corp.	60,920	7,099,008
	Chemours Co. (The)	344,235	11,445,814
*	Clearwater Paper Corp.	102,529	3,023,580
#*	Coeur Mining, Inc.	1,391,869	10,494,692
	Commercial Metals Co.	857,422	28,123,442
	Compass Minerals International, Inc.	165,969	11,378,835
#*	Core Molding Technologies, Inc.	58,140	827,332
#*	Domtar Corp.	396,827	21,789,771
	Eagle Materials, Inc.	123,887	17,507,711
	Ecovyst, Inc.	48,535	755,205
	Element Solutions, Inc.	1,855,729	43,405,501
*	Ferro Corp.	730,980	15,204,384
#*	Ferroglobe P.L.C.	142,846	862,790
#»	Ferroglobe Representation & Warranty Insurance Trust	577,127	0
#*	Flotek Industries, Inc.	518,875	908,031
*	Forterra, Inc.	59,996	1,415,306
	Fortitude Gold Corp.	181,671	1,400,683
#	Friedman Industries, Inc.	82,340	1,070,420
	FutureFuel Corp.	279,391	2,374,824
*	GCP Applied Technologies, Inc.	424,020	9,858,465
	Glatfelter Corp.	277,221	4,222,076
	Gold Resource Corp.	629,142	1,327,490
	Graphic Packaging Holding Co.	1,243,049	23,829,249
#	Greif, Inc., Class A	204,702	12,409,035
	Greif, Inc., Class B	22,155	1,348,796
	Hawkins, Inc.	209,352	7,601,571
	Haynes International, Inc.	116,636	4,400,676
	HB Fuller Co.	340,196	21,983,466
	Hecla Mining Co.	2,421,948	16,202,832
	Huntsman Corp.	36,522	964,546
#*	Ikonics Corp.	5,013	110,035
*	Ingevity Corp.	193,458	16,432,323
	Innospec, Inc.	200,731	17,754,657
#*	Intrepid Potash, Inc.	115,578	3,502,013
#	Kaiser Aluminum Corp.	155,718	18,947,766
#*	Koppers Holdings, Inc.	173,968	5,342,557
*	Kraton Corp.	242,751	9,270,661
	Kronos Worldwide, Inc.	374,535	5,209,782
#*	Livent Corp.	294,866	5,752,836
	Louisiana-Pacific Corp.	883,385	48,974,864
#*	LSB Industries, Inc.	241,088	2,121,574
	Materion Corp.	105,944	7,560,164
	Mercer International, Inc.	593,395	6,901,184
	Minerals Technologies, Inc.	277,329	22,247,332
	Myers Industries, Inc.	358,948	7,602,519
	Neenah, Inc.	121,391	6,102,326
	NewMarket Corp.	2,616	826,421
#	Nexa Resources SA	7,687	64,955
#	Northern Technologies International Corp.	74,230	1,386,616
*	O-I Glass, Inc.	618,576	9,148,739
	Olin Corp.	1,031,119	48,493,527
#	Olympic Steel, Inc.	104,188	3,138,143
#	Quaker Chemical Corp.	5,877	1,479,476
#*	Ramaco Resources, Inc.	16,468	108,195

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ranpak Holdings Corp.	6,833	$175,061
#*	Rayonier Advanced Materials, Inc.	428,971	2,989,928
#	Resolute Forest Products, Inc.	648,808	7,746,768
*	Ryerson Holding Corp.	418,946	6,590,021
#	Schnitzer Steel Industries, Inc., Class A	228,483	11,977,079
	Schweitzer-Mauduit International, Inc.	237,040	9,322,783
	Sensient Technologies Corp.	295,304	25,744,603
	Silgan Holdings, Inc.	664,162	26,911,844
	Stepan Co.	188,696	22,256,693
#*	Summit Materials, Inc., Class A	637,904	21,433,574
	SunCoke Energy, Inc.	562,585	4,348,782
*	Synalloy Corp.	68,516	672,142
#*	TimkenSteel Corp.	430,895	5,743,830
#*	Trecora Resources	188,287	1,491,233
	Tredegar Corp.	240,702	3,145,975
#	Trinseo SA	297,984	16,198,410
	Tronox Holdings P.L.C., Class A	930,025	17,140,361
*	UFP Technologies, Inc.	46,459	2,777,319
	United States Lime & Minerals, Inc.	41,638	5,787,682
#	United States Steel Corp.	713,116	18,883,312
*	Universal Stainless & Alloy Products, Inc.	67,445	760,105
#*	US Concrete, Inc.	150,440	10,953,536
	Valvoline, Inc.	1,140,293	34,984,189
*	Venator Materials P.L.C.	177,621	563,059
#	Verso Corp., Class A	313,994	5,972,166
	Warrior Met Coal, Inc.	178,599	3,334,443
#	Worthington Industries, Inc.	347,719	22,243,584
	WR Grace & Co.	86,856	6,045,178
TOTAL MATERIALS			1,007,321,810
REAL ESTATE — (0.6%)
#*	Altisource Portfolio Solutions SA	2,895	26,750
#*	CKX Lands, Inc.	5,107	61,044
#	CTO Realty Growth, Inc.	22,155	1,244,889
#*	Cushman & Wakefield P.L.C.	220,514	4,116,996
#*	eXp World Holdings, Inc.	29,665	1,065,567
*	Five Point Holdings LLC, Class A	31,891	266,928
#*	Forestar Group, Inc.	94,877	1,942,132
*	FRP Holdings, Inc.	95,593	5,748,007
*	Howard Hughes Corp. (The)	48,430	4,489,945
#	Indus Realty Trust, Inc.	21,354	1,442,463
#*	InterGroup Corp. (The)	1,407	64,483
*	JW Mays, Inc.	200	7,600
	Kennedy-Wilson Holdings, Inc.	977,619	19,738,128
*	Marcus & Millichap, Inc.	263,368	10,479,413
*	Maui Land & Pineapple Co., Inc.	99,947	1,049,444
	Newmark Group, Inc., Class A	174,522	2,247,843
#*	Rafael Holdings, Inc., Class B	191,782	9,706,087
	RE/MAX Holdings, Inc., Class A	130,796	4,486,303
#*	Realogy Holdings Corp.	489,395	8,672,079
	RMR Group, Inc. (The), Class A	65,142	2,556,172
	St Joe Co. (The)	260,049	11,772,418
#*	Stratus Properties, Inc.	47,741	1,439,391
*	Tejon Ranch Co.	193,196	3,521,963
#*	Trinity Place Holdings, Inc.	22,999	54,508
TOTAL REAL ESTATE			96,200,553

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (2.6%)
	ALLETE, Inc.	234,578	$16,495,525
#	American States Water Co.	280,566	24,779,589
	Artesian Resources Corp., Class A	90,902	3,552,450
#	Atlantica Sustainable Infrastructure P.L.C.	314,083	12,487,940
	Avista Corp.	472,678	20,244,799
#	Black Hills Corp.	233,267	15,780,513
	Brookfield Renewable Corp., Class A	233,784	9,921,793
#	California Water Service Group	401,631	25,174,231
#	Chesapeake Utilities Corp.	138,890	17,304,305
	Clearway Energy, Inc., Class A	200,369	5,399,945
#	Clearway Energy, Inc., Class C	346,807	9,946,425
#	Consolidated Water Co., Ltd.	132,001	1,673,773
#	Genie Energy, Ltd., Class B	236,111	1,390,694
	Hawaiian Electric Industries, Inc.	357,679	15,501,808
#	IDACORP, Inc.	8,357	881,246
	MDU Resources Group, Inc.	65,092	2,064,718
	MGE Energy, Inc.	282,579	22,075,071
#	Middlesex Water Co.	141,454	14,391,530
	National Fuel Gas Co.	190,462	9,795,461
	New Jersey Resources Corp.	550,924	21,221,592
#	Northwest Natural Holding Co.	224,098	11,718,084
	NorthWestern Corp.	346,266	21,465,029
	OGE Energy Corp.	26,629	898,729
	ONE Gas, Inc.	171,718	12,669,354
#	Ormat Technologies, Inc.	280,648	19,572,391
	Otter Tail Corp.	329,633	16,742,060
	PNM Resources, Inc.	662,503	32,018,770
	Portland General Electric Co.	268,480	13,128,672
#*	Pure Cycle Corp.	12,662	195,755
#	RGC Resources, Inc.	25,404	644,245
	SJW Group	171,055	11,790,821
#	South Jersey Industries, Inc.	569,936	14,345,289
	Southwest Gas Holdings, Inc.	187,685	13,124,812
#	Spark Energy, Inc., Class A	90,628	1,008,690
#	Spire, Inc.	322,671	22,893,507
#*	Sunnova Energy International, Inc.	29,836	1,136,752
#	Unitil Corp.	126,344	6,686,124
#	York Water Co. (The)	139,430	6,728,892
TOTAL UTILITIES			456,851,384
TOTAL COMMON STOCKS			16,322,556,506
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	51,166	1,444,928
CONSUMER DISCRETIONARY — (0.0%)
	Qurate Retail, Inc., 8.000%	12,130	1,315,863
INDUSTRIALS — (0.0%)
	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	201,702	6,262,847
TOTAL PREFERRED STOCKS			9,023,638
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights Exp 12/31/19, Class A	11,370	341

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†

ENERGY — (0.0%)
#*»	Nabors Industries, Ltd. Warrants 06/11/26	8,076	$52,494
*»	Parker Drilling Co. Warrants 09/25/24	1,405	49
TOTAL ENERGY			52,543
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0
TOTAL RIGHTS/WARRANTS			52,884
TOTAL INVESTMENT SECURITIES (Cost $8,861,360,419)			16,331,822,337

TEMPORARY CASH INVESTMENTS — (1.0%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	166,403,229	166,403,229
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	81,775,447	946,141,927
TOTAL INVESTMENTS — (100.0%)
(Cost $9,973,844,499)^^			$17,444,367,493
As of July 31, 2021, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	674	09/17/21	$145,640,040	$147,926,150	$2,286,110
Total Futures Contracts			$145,640,040	$147,926,150	$2,286,110
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$189,309	—	$189,309
Common Stocks
Communication Services	$437,087,944	—	—	437,087,944
Consumer Discretionary	2,445,679,200	49,074	—	2,445,728,274
Consumer Staples	663,947,410	—	—	663,947,410
Energy	546,367,050	—	—	546,367,050
Financials	3,234,381,723	27,884	—	3,234,409,607
Health Care	1,937,958,640	4,452,878	—	1,942,411,518
Industrials	3,339,207,738	—	—	3,339,207,738
Information Technology	2,153,019,032	4,186	—	2,153,023,218
Materials	1,007,321,810	—	—	1,007,321,810
Real Estate	96,200,553	—	—	96,200,553
Utilities	456,851,384	—	—	456,851,384
Preferred Stocks
Communication Services	1,444,928	—	—	1,444,928
Consumer Discretionary	1,315,863	—	—	1,315,863
Industrials	6,262,847	—	—	6,262,847
Rights/Warrants
Consumer Discretionary	—	341	—	341
Energy	—	52,543	—	52,543

U.S. Small Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$166,403,229	—	—	$166,403,229
Securities Lending Collateral	—	$946,141,927	—	946,141,927
Futures Contracts**	2,286,110	—	—	2,286,110
TOTAL	$16,495,735,461	$950,918,142	—	$17,446,653,603
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
BONDS — (0.0%)
GAMCO Investors, Inc.
»	4.000%, 06/15/23	146	$145,506

		Shares
COMMON STOCKS — (94.2%)
COMMUNICATION SERVICES — (2.9%)
*	AMC Networks, Inc., Class A	143,393	7,175,341
#*	Anterix, Inc.	53,545	3,122,744
	ATN International, Inc.	106,382	4,579,745
#*	AutoWeb, Inc.	25,569	75,684
#*	Ballantyne Strong, Inc.	83,358	321,762
#*	Bandwidth, Inc., Class A	11,719	1,519,486
#*	Boston Omaha Corp., Class A	30,400	994,384
#*	Cargurus, Inc.	105,936	3,029,770
*	Cars.com, Inc.	326,408	3,943,009
*	Cincinnati Bell, Inc.	146,858	2,252,802
#*	Cinemark Holdings, Inc.	375,579	5,832,742
#	Cogent Communications Holdings, Inc.	17,568	1,363,452
*	comScore, Inc.	94,673	379,639
#*	Consolidated Communications Holdings, Inc.	397,156	3,054,130
*	Cumulus Media, Inc., Class A	50,644	597,093
*	Daily Journal Corp.	1,038	345,654
#	DallasNews Corp.	86,784	581,453
*	DHI Group, Inc.	163,389	653,556
#*	Emerald Holding, Inc.	34,673	136,958
*	Entercom Communications Corp.	473,507	1,690,420
	Entravision Communications Corp., Class A	810,206	4,982,767
#*	Eventbrite, Inc., Class A	245,700	4,366,089
*	EverQuote, Inc., Class A	17,215	519,549
	EW Scripps Co. (The), Class A	537,164	10,249,089
#*	Fluent, Inc.	92,315	229,864
*	Gaia, Inc.	64,022	762,502
	Gray Television, Inc.	596,599	13,226,600
	Gray Television, Inc., Class A	18,743	364,692
*	Hemisphere Media Group, Inc.	80,547	1,023,752
#*	IDT Corp., Class B	243,518	12,127,196
*	iHeartMedia, Inc., Class A	129,779	3,354,787
*	IMAX Corp.	408,150	6,587,541
	John Wiley & Sons, Inc., Class A	113,845	6,691,809
#*	Lee Enterprises, Inc.	4,924	142,304
*	Liberty Latin America, Ltd., Class A	79,833	1,089,720
*	Liberty Latin America, Ltd., Class C	249,866	3,455,647
#*	Liberty Media Corp.-Liberty Braves, Class A	48,760	1,294,090
*	Liberty Media Corp.-Liberty Braves, Class C	136,882	3,620,529
#*	Liberty TripAdvisor Holdings, Inc., Class A	73,853	308,706
*	LICT Corp.	1	14,658
*	Lions Gate Entertainment Corp., Class A	382,848	5,754,205
*	Lions Gate Entertainment Corp., Class B	425,680	5,687,085
#	Loral Space & Communications, Inc.	73,372	2,596,635
#*	Madison Square Garden Entertainment Corp.	84,856	5,936,526
*	Marchex, Inc., Class B	4,169	10,589
#*	Marcus Corp. (The)	160,895	2,585,583
*	Mediaco Holding, Inc., Class A	3,168	18,723

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Meredith Corp.	170,877	$7,457,072
#	National CineMedia, Inc.	256,400	892,272
#*	Ooma, Inc.	28,086	520,995
#*	ORBCOMM, Inc.	398,559	4,499,731
*	Pegasus Cos., Inc. (The)	41	17,420
*	QuinStreet, Inc.	351,604	6,448,417
#*	Reading International, Inc., Class A	128,253	674,611
#*	Reading International, Inc., Class B	11,620	245,182
	Saga Communications, Inc., Class A	25,406	554,613
	Scholastic Corp.	140,261	4,714,172
#*	Sciplay Corp., Class A	104,937	1,688,436
	Shenandoah Telecommunications Co.	380,425	20,082,636
#	Spok Holdings, Inc.	95,875	790,010
*	Super League Gaming, Inc.	23,843	100,856
#*	TechTarget, Inc.	203,907	14,901,524
	Telephone and Data Systems, Inc.	316,458	7,072,836
*	Townsquare Media, Inc., Class A	107,262	1,318,250
*	Travelzoo	56,751	779,191
*	TrueCar, Inc.	107,080	563,241
*	United States Cellular Corp.	18,366	667,788
#*	Urban One, Inc.	17,929	121,379
*	Yelp, Inc.	184,655	6,906,097
#*	Zedge, Inc., Class B	80,426	1,235,343
TOTAL COMMUNICATION SERVICES			220,903,133
CONSUMER DISCRETIONARY — (12.9%)
#*	1-800-Flowers.com, Inc., Class A	284,991	8,692,225
#*	2U, Inc.	45,738	1,985,029
*	Abercrombie & Fitch Co., Class A	424,362	16,045,127
	Acushnet Holdings Corp.	135,607	6,947,147
*	Adient P.L.C.	149,720	6,307,704
*	Adtalem Global Education, Inc.	190,885	6,936,761
	AMCON Distributing Co.	5,890	998,355
*	American Axle & Manufacturing Holdings, Inc.	550,783	5,337,087
#	American Eagle Outfitters, Inc.	245,698	8,469,210
#*	American Outdoor Brands, Inc.	83,533	2,253,720
*	American Public Education, Inc.	63,634	1,884,839
*	America's Car-Mart, Inc.	61,632	9,799,488
#*	Ark Restaurants Corp.	36,613	578,485
*	Arko Corp.	2,925	24,277
*	Asbury Automotive Group, Inc.	92,793	19,065,250
#*	Bally's Corp.	81,458	4,011,806
*	Barnes & Noble Education, Inc.	187,168	1,562,853
	Bassett Furniture Industries, Inc.	83,006	1,890,877
#*	BBQ Holdings, Inc.	60,547	853,107
#*	Beazer Homes USA, Inc.	71,754	1,310,228
#*	Bed Bath & Beyond, Inc.	219,859	6,274,776
#	Big Lots, Inc.	173,046	9,969,180
*	Biglari Holdings, Inc., Class A	822	653,515
*	Biglari Holdings, Inc., Class B	9,601	1,578,884
#*	BJ's Restaurants, Inc.	172,480	6,999,238
#*	Bloomin' Brands, Inc.	333,120	8,371,306
#*	Bluegreen Vacations Holding Corp.	37,434	647,982
*	Boot Barn Holdings, Inc.	216,916	18,745,881
*	Bowl America, Inc., Class A	55,406	502,532
*	Brinker International, Inc.	172,091	9,351,425
#	Buckle, Inc. (The)	84,036	3,536,235
*	Build-A-Bear Workshop, Inc.	136,220	2,070,544
	Caleres, Inc.	227,259	5,622,388

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Canterbury Park Holding Corp.	10,905	$162,594
#*	CarParts.com, Inc.	97,034	1,708,769
	Carriage Services, Inc.	184,714	6,867,666
#*	Carrols Restaurant Group, Inc.	258,899	1,271,194
	Cato Corp. (The), Class A	166,546	2,748,009
*	Cavco Industries, Inc.	67,389	15,836,415
*	Century Casinos, Inc.	3,800	42,598
	Century Communities, Inc.	176,097	12,229,937
*	Cheesecake Factory, Inc. (The)	165,026	7,469,077
#*	Chico's FAS, Inc.	198,379	1,225,982
*	Children's Place, Inc. (The)	37,456	3,158,664
*	Chuy's Holdings, Inc.	130,985	4,322,505
#*	Citi Trends, Inc.	82,951	6,615,342
	Clarus Corp.	162,224	4,626,628
*	Conn's, Inc.	133,896	2,977,847
#*	Container Store Group, Inc. (The)	121,431	1,277,454
»	Contra Zagg, Inc.	155,163	13,965
*	Cooper-Standard Holdings, Inc.	77,936	2,030,233
	Core-Mark Holding Co., Inc.	272,320	11,720,653
	Cracker Barrel Old Country Store, Inc.	6,492	884,081
	Crown Crafts, Inc.	12,250	89,792
	Culp, Inc.	149,674	2,240,620
	Dana, Inc.	367,361	8,875,442
*	Dave & Buster's Entertainment, Inc.	144,327	4,803,203
	Del Taco Restaurants, Inc.	217,843	1,853,844
*	Delta Apparel, Inc.	78,234	2,503,488
*	Denny's Corp.	245,243	3,450,569
#*	Designer Brands, Inc., Class A	319,715	4,658,248
	Dillard's, Inc., Class A	16,569	3,036,601
*	Dorman Products, Inc.	48,264	4,881,904
	Dover Motorsports, Inc.	77,259	178,468
#*	Duluth Holdings, Inc., Class B	23,501	351,810
#	Educational Development Corp.	72,588	765,803
#*	El Pollo Loco Holdings, Inc.	267,761	4,983,032
	Escalade, Inc.	71,194	1,616,104
	Ethan Allen Interiors, Inc.	241,330	5,736,414
*	Everi Holdings, Inc.	329,857	7,484,455
*	Fiesta Restaurant Group, Inc.	229,976	3,079,379
*	Flanigan's Enterprises, Inc.	21,606	678,428
	Flexsteel Industries, Inc.	77,196	2,663,262
#*	Forward Industries, Inc.	5,843	15,309
#*	Fossil Group, Inc.	209,688	2,646,263
#	Franchise Group, Inc.	14,457	490,960
*	Full House Resorts, Inc.	683	5,648
*	Genesco, Inc.	114,985	6,605,888
*	Gentherm, Inc.	245,636	20,370,593
*	G-III Apparel Group, Ltd.	301,130	8,991,742
*	Goodyear Tire & Rubber Co. (The)	244,961	3,848,337
*	GoPro, Inc., Class A	378,819	3,879,107
	Graham Holdings Co., Class B	12,609	8,380,698
*	Green Brick Partners, Inc.	187,379	4,697,591
	Group 1 Automotive, Inc.	130,500	22,673,070
#	Guess?, Inc.	497,835	11,111,677
#	Hamilton Beach Brands Holding Co., Class A	118,594	2,216,522
#	Haverty Furniture Cos., Inc.	130,427	4,694,068
	Haverty Furniture Cos., Inc., Class A	18,389	663,291
#	Hibbett, Inc.	58,506	5,187,142
*	Hilton Grand Vacations, Inc.	122,255	4,972,111
	Hooker Furniture Corp.	87,240	2,895,496

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Horizon Global Corp.	58,201	$517,989
#*	Houghton Mifflin Harcourt Co.	452,510	5,122,413
*	Hovnanian Enterprises Inc., Class A	2,222	231,955
#*	iMedia Brands, Inc.	2,211	14,106
#	Installed Building Products, Inc.	133,751	16,050,120
*	iRobot Corp.	62,592	5,476,800
*	J Alexander's Holdings, Inc.	82,212	1,135,348
#	Jack in the Box, Inc.	74,234	8,081,113
	Johnson Outdoors, Inc., Class A	72,568	8,589,874
#	Kontoor Brands, Inc.	112,822	6,248,082
*	Koss Corp.	115,135	2,088,549
*	Lakeland Industries, Inc.	49,911	1,345,601
*	Lands' End, Inc.	57,117	2,189,295
*	Laureate Education, Inc., Class A	17,362	257,131
*»	Lazare Kaplan International, Inc.	81,643	11,479
	La-Z-Boy, Inc.	337,671	11,338,992
	LCI Industries	41,332	6,027,032
#»	LEAR Corp.	498,411	0
	Lifetime Brands, Inc.	106,529	1,605,392
*	Lincoln Educational Services Corp.	3,145	21,826
#*	Lindblad Expeditions Holdings, Inc.	81,630	1,117,515
*	Liquidity Services, Inc.	211,398	4,194,136
#*	Live Ventures, Inc.	1,917	123,263
*	Lovesac Co. (The)	37,152	2,255,126
#*	Luby's, Inc.	8,544	34,689
#*	Lumber Liquidators Holdings, Inc.	155,740	2,971,519
*	M/I Homes, Inc.	195,293	12,637,410
#*	Malibu Boats, Inc., Class A	141,382	11,828,018
#	Marine Products Corp.	185,819	3,039,999
#*	MarineMax, Inc.	144,058	7,748,880
#*	MasterCraft Boat Holdings, Inc.	62,275	1,660,251
*	Meritage Homes Corp.	22,139	2,403,853
*	Modine Manufacturing Co.	260,064	4,350,871
*	Monarch Casino & Resort, Inc.	27,353	1,746,489
#	Monro, Inc.	79,916	4,635,128
*	Motorcar Parts of America, Inc.	142,810	3,176,094
	Movado Group, Inc.	126,566	3,805,840
#	Nathan's Famous, Inc.	53,187	3,417,265
#*	Nautilus, Inc.	167,771	2,424,291
#*	New Home Co., Inc. (The)	98,491	876,570
	Nobility Homes, Inc.	12,475	399,200
*	Noodles & Co.	115,283	1,376,479
*	ODP Corp. (The)	347,119	16,429,142
*	OneSpaWorld Holdings, Ltd.	37,278	368,307
	Oxford Industries, Inc.	129,087	11,221,533
	Papa John's International, Inc.	43,982	5,019,226
	Patrick Industries, Inc.	170,393	14,079,574
*	Perdoceo Education Corp.	538,380	6,385,187
#	PetMed Express, Inc.	151,729	4,762,773
*	Playa Hotels & Resorts NV	309,100	2,067,879
*	PlayAGS, Inc.	60,973	473,150
*	Potbelly Corp.	77,784	542,932
#*	Purple Innovation, Inc.	84,484	2,225,309
	QEP Co., Inc.	8,890	208,959
*	Quotient Technology, Inc.	143,623	1,559,746
	RCI Hospitality Holdings, Inc.	32,826	2,060,160
#*	Red Robin Gourmet Burgers, Inc.	73,040	1,915,839
*	Red Rock Resorts, Inc., Class A	26,533	1,045,400
#*	Regis Corp.	182,298	1,452,915

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Rent-A-Center, Inc.	201,205	$11,512,950
*	Revolve Group, Inc.	62,300	4,336,703
	Rocky Brands, Inc.	56,472	3,072,077
*	Ruth's Hospitality Group, Inc.	263,741	5,266,908
#*	Sally Beauty Holdings, Inc.	452,641	8,563,968
*	SeaWorld Entertainment, Inc.	99,614	4,722,700
*	Select Interior Concepts, Inc., Class A	1,444	15,797
#	Shoe Carnival, Inc.	189,276	6,378,601
	Shutterstock, Inc.	146,902	15,937,398
	Signet Jewelers, Ltd.	388,140	24,972,928
*	Skyline Champion Corp.	197,602	11,144,753
#*	Sleep Number Corp.	232,280	23,044,499
	Smith & Wesson Brands, Inc.	362,932	8,510,755
#	Sonic Automotive, Inc., Class A	292,935	15,979,604
*	Sonos, Inc.	86,231	2,878,391
#*	Sportsman's Warehouse Holdings, Inc.	64,552	1,140,634
	Standard Motor Products, Inc.	171,372	7,156,495
	Steven Madden, Ltd.	79,865	3,500,483
*	Stoneridge, Inc.	235,367	6,813,875
*	Strattec Security Corp.	33,460	1,377,883
*	Stride, Inc.	307,962	9,442,115
	Superior Group of Cos, Inc.	114,659	2,684,167
*	Superior Industries International, Inc.	49,780	423,130
*	Tandy Leather Factory, Inc.	31,067	148,811
*	Taylor Morrison Home Corp.	59,981	1,608,690
*	Tenneco, Inc., Class A	265,269	4,618,333
	Tilly's, Inc., Class A	131,431	1,949,122
#*	TravelCenters of America, Inc.	42,088	1,217,185
*	Tri Pointe Homes, Inc.	501,149	12,087,714
#*	Tupperware Brands Corp.	96,102	2,007,571
*	Unifi, Inc.	159,081	3,752,721
*	Universal Electronics, Inc.	123,302	5,763,135
#*	Universal Technical Institute, Inc.	92,105	559,998
#*	Urban Outfitters, Inc.	99,602	3,703,202
#*	Veoneer, Inc.	6,356	199,070
#*	Vera Bradley, Inc.	79,596	876,352
#*	Vince Holding Corp.	1,712	13,610
*	Vista Outdoor, Inc.	565,899	22,856,661
*	Visteon Corp.	78,426	8,944,485
#*	VOXX International Corp.	90,456	1,033,007
#*	Vuzix Corp.	9,749	144,285
#	Weyco Group, Inc.	79,560	1,774,984
	Winmark Corp.	42,095	8,874,468
#	Winnebago Industries, Inc.	245,994	17,679,589
	Wolverine World Wide, Inc.	148,805	4,990,920
#*	WW International, Inc.	278,242	8,553,159
*	XPEL, Inc.	5,666	524,672
#*	Zovio, Inc.	100,203	245,497
*	Zumiez, Inc.	202,338	8,832,054
TOTAL CONSUMER DISCRETIONARY			970,973,576
CONSUMER STAPLES — (4.1%)
#*	22nd Century Group, Inc.	18,104	58,114
	Alico, Inc.	64,116	2,424,226
	Andersons, Inc. (The)	238,147	6,358,525
*	Bridgford Foods Corp.	72,953	953,496
	Calavo Growers, Inc.	130,939	7,377,103
	Cal-Maine Foods, Inc.	179,623	6,267,046
#*	Central Garden & Pet Co.	74,584	3,601,661

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Central Garden & Pet Co., Class A	300,481	$13,013,832
#*	Chefs' Warehouse, Inc. (The)	249,894	7,226,934
	Coca-Cola Consolidated, Inc.	53,501	21,354,924
*	Coffee Holding Co., Inc.	43,125	256,162
	Edgewell Personal Care Co.	356,114	14,629,163
*	elf Beauty, Inc.	261,680	7,224,985
#	Energizer Holdings, Inc.	124,283	5,325,527
#*	Farmer Bros Co.	91,669	888,273
	Fresh Del Monte Produce, Inc.	134,073	4,137,493
#*	Grocery Outlet Holding Corp.	27,320	904,838
#*	Hostess Brands, Inc.	656,760	10,567,268
#	Ingles Markets, Inc., Class A	123,817	7,399,304
	Inter Parfums, Inc.	239,734	18,428,353
	J&J Snack Foods Corp.	29,012	4,768,993
	John B. Sanfilippo & Son, Inc.	75,612	6,983,524
*	Landec Corp.	242,858	2,656,866
*	Lifevantage Corp.	26,174	212,533
#*	Lifeway Foods, Inc.	4,260	26,923
	Limoneira Co.	53,690	961,588
	Medifast, Inc.	90,363	25,799,540
#	MGP Ingredients, Inc.	141,007	8,411,068
*	Natural Alternatives International, Inc.	74,759	1,317,254
	Natural Grocers by Vitamin Cottage, Inc.	110,114	1,231,074
	Nature's Sunshine Products, Inc.	163,358	2,873,467
*	NewAge, Inc.	72,605	138,676
	Nu Skin Enterprises, Inc., Class A	104,487	5,609,907
#	Oil-Dri Corp. of America	56,730	2,017,886
	PriceSmart, Inc.	106,182	9,528,773
#*	Rite Aid Corp.	117,279	1,782,641
*	Rocky Mountain Chocolate Factory, Inc.	70,528	590,319
#*	S&W Seed Co.	51,695	171,627
*	Seneca Foods Corp., Class A	54,757	2,997,398
*	Seneca Foods Corp., Class B	11,120	605,929
#*	Simply Good Foods Co. (The)	299,341	11,219,301
	SpartanNash Co.	290,851	5,657,052
#*	Sprouts Farmers Market, Inc.	340,249	8,363,320
#*	Tattooed Chef, Inc.	70,544	1,391,128
#	Tootsie Roll Industries, Inc.	120,126	4,131,133
*	TreeHouse Foods, Inc.	85,312	3,787,853
#	Turning Point Brands, Inc.	104,400	5,535,288
*	United Natural Foods, Inc.	320,690	10,621,253
	United-Guardian, Inc.	39,576	606,700
	Universal Corp.	131,073	6,836,768
*	USANA Health Sciences, Inc.	84,502	8,050,506
#	Vector Group, Ltd.	818,529	10,935,547
#	Village Super Market, Inc., Class A	76,420	1,723,271
#	WD-40 Co.	6,429	1,562,183
#	Weis Markets, Inc.	196,657	10,353,991
#*	Willamette Valley Vineyards, Inc.	3,868	49,781
TOTAL CONSUMER STAPLES			307,908,288
ENERGY — (5.1%)
	Adams Resources & Energy, Inc.	39,743	1,061,933
#	Altus Midstream Co., Class A	5,623	359,029
#*	Amplify Energy Corp.	33,767	111,093
*	Antero Resources Corp.	894,061	12,159,230
#*	Arch Resources, Inc.	77,264	5,077,790
	Archrock, Inc.	696,069	5,993,154
*	Ardmore Shipping Corp.	155,063	562,879

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Aspen Aerogels, Inc.	140,097	$5,274,652
	Berry Corp.	179,494	996,192
#	Bonanza Creek Energy, Inc.	189,800	7,301,606
	Brigham Minerals, Inc., Class A	34,233	672,336
#*	Bristow Group, Inc.	33,078	859,366
	Cactus, Inc., Class A	133,184	4,799,951
*	California Resources Corp.	10,755	302,323
*	Callon Petroleum Co.	86,111	3,389,329
#*	Centennial Resource Development, Inc., Class A	659,140	3,434,119
#*	Centrus Energy Corp., Class A	43,399	1,006,423
*	ChampionX Corp.	74,553	1,732,612
	Cimarex Energy Co.	13	848
#*	Clean Energy Fuels Corp.	734,735	5,517,860
*	CNX Resources Corp.	1,518,176	18,369,930
*	Comstock Resources, Inc.	375,683	2,284,153
*	CONSOL Energy, Inc.	56,464	1,186,309
	Core Laboratories NV	231,830	7,733,849
	CVR Energy, Inc.	146,894	2,006,572
#*	Dawson Geophysical Co.	120,371	326,205
	Delek US Holdings, Inc.	347,924	6,046,919
*	Denbury, Inc.	46,036	3,025,026
#	DHT Holdings, Inc.	926,891	5,375,968
#*	DMC Global, Inc.	114,617	5,016,786
#*	Dorian LPG, Ltd.	212,316	2,569,024
*	Dril-Quip, Inc.	179,047	5,117,163
*	Earthstone Energy, Inc., Class A	174,833	1,718,608
	EnLink Midstream LLC	562,367	3,132,384
	Evolution Petroleum Corp.	167,461	706,685
*	Exterran Corp.	119,150	521,877
#*	Forum Energy Technologies, Inc.	16,648	361,595
#*	Frank's International NV	843,656	2,320,054
#*	Geospace Technologies Corp.	68,033	593,928
#*	Goodrich Petroleum Corp.	41,478	664,478
#*	Green Plains, Inc.	226,551	8,010,843
*	Gulf Island Fabrication, Inc.	78,253	356,834
#*	Hallador Energy Co.	5,924	18,127
#*	Helix Energy Solutions Group, Inc.	747,774	3,103,262
	Helmerich & Payne, Inc.	145,382	4,168,102
*	Independence Contract Drilling, Inc.	4,928	15,573
	International Seaways, Inc.	214,408	3,527,012
*	Kosmos Energy, Ltd.	2,043,588	4,720,688
#*	Laredo Petroleum, Inc.	65,179	3,588,756
#*	Liberty Oilfield Services, Inc., Class A	330,886	3,371,728
#*	Lightbridge Corp.	1,700	10,387
*	Magnolia Oil & Gas Corp., Class A	329,475	4,612,650
	Matador Resources Co.	760,636	23,503,652
*	Meta Materials, Inc.	9,038	31,633
*	Mexco Energy Corp.	1,906	16,849
*	MIND Technology, Inc.	27,199	53,854
#	Murphy Oil Corp.	355,425	7,716,277
#*	Nabors Industries, Ltd.	30,352	2,656,104
	NACCO Industries, Inc., Class A	40,634	1,018,694
#*	National Energy Services Reunited Corp.	71,878	927,226
*	Natural Gas Services Group, Inc.	63,396	633,960
#*	New Concept Energy, Inc.	9,948	44,965
#*	Newpark Resources, Inc.	376,948	1,217,542
*	NexTier Oilfield Solutions, Inc.	698,433	2,668,014
#*	Nine Energy Service, Inc.	5,000	13,150
	Nordic American Tankers, Ltd.	92,640	241,790

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Oasis Petroleum, Inc.	46,206	$4,237,552
*	Oceaneering International, Inc.	716,370	9,499,066
#*	Oil States International, Inc.	129,666	733,910
*	Overseas Shipholding Group, Inc., Class A	343,810	914,535
#*	Par Pacific Holdings, Inc.	302,327	4,952,116
	Patterson-UTI Energy, Inc.	1,180,680	9,469,054
#*	PBF Energy, Inc., Class A	599,831	5,500,450
	PDC Energy, Inc.	535,831	21,192,116
#*	Peabody Energy Corp.	462,344	5,414,048
#*	Penn Virginia Corp.	70,176	1,297,554
	PHX Minerals, Inc.	8,109	24,489
#*	ProPetro Holding Corp.	208,030	1,570,627
*	Range Resources Corp.	1,547,124	23,562,699
*	Renewable Energy Group, Inc.	213,245	13,061,256
*	REX American Resources Corp.	51,554	4,227,428
#*	Ring Energy, Inc.	18,458	49,467
#*	RPC, Inc.	588,608	2,472,154
*	SandRidge Energy, Inc.	30,617	183,090
	Scorpio Tankers, Inc.	285,686	4,670,966
#*	SEACOR Marine Holdings, Inc.	87,454	339,322
*	Select Energy Services, Inc., Class A	283,721	1,688,140
#	SFL Corp., Ltd.	166,805	1,145,950
*	SilverBow Resources, Inc.	46,165	914,990
	SM Energy Co.	667,265	12,477,856
#*	Smart Sand, Inc.	6,860	19,414
	Solaris Oilfield Infrastructure, Inc., Class A	50,871	442,578
#*	Southwestern Energy Co.	2,191,031	10,319,756
*	Talos Energy, Inc.	150,782	1,740,024
*	TechnipFMC P.L.C.	90,559	653,836
#*	Teekay Tankers, Ltd., Class A	87,029	1,100,917
*	TETRA Technologies, Inc.	301,215	930,754
*	Tidewater, Inc.	125,525	1,420,943
#*	Transocean, Ltd.	1,582,112	5,711,424
#*	Uranium Energy Corp.	255,225	553,838
*	US Silica Holdings, Inc.	243,982	2,464,218
#*	VAALCO Energy, Inc.	8,160	23,256
*	Vertex Energy, Inc.	7,212	62,095
*	W&T Offshore, Inc.	711,809	2,882,826
*	Whiting Petroleum Corp.	143,472	6,728,837
	World Fuel Services Corp.	316,461	10,905,246
TOTAL ENERGY			381,496,707
FINANCIALS — (20.3%)
	1st Constitution Bancorp	38,328	827,502
	1st Source Corp.	198,015	9,067,107
	ACNB Corp.	28,610	799,077
*	Affinity Bancshares, Inc.	847	11,130
	Alerus Financial Corp.	5,479	153,138
	Allegiance Bancshares, Inc.	136,307	4,971,116
	Altabancorp	78,795	3,182,530
	Amalgamated Financial Corp.	1,283	19,707
#	A-Mark Precious Metals, Inc.	62,727	3,195,313
*	Ambac Financial Group, Inc.	186,963	2,714,703
#*	Amerant Bancorp, Inc.	9,478	209,938
	American Equity Investment Life Holding Co.	328,220	10,532,580
	American National Bankshares, Inc.	62,281	1,967,457
	American National Group, Inc.	7,485	1,234,875
	American River Bankshares	34,637	680,271
	Ameris Bancorp	323,081	15,704,967

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	AMERISAFE, Inc.	147,425	$8,432,710
	AmeriServ Financial, Inc.	132,131	500,776
	Ames National Corp.	409	9,648
	Argo Group International Holdings, Ltd.	174,792	9,111,907
	Arrow Financial Corp.	147,223	5,307,389
*	Assetmark Financial Holdings, Inc.	28,771	750,923
	Associated Banc-Corp	299,216	5,924,477
#	Associated Capital Group, Inc., Class A	12,239	461,288
	Assured Guaranty, Ltd.	83,334	3,984,199
#	Atlantic American Corp.	7,131	29,166
*	Atlantic Capital Bancshares, Inc.	157,996	3,791,904
	Atlantic Union Bankshares Corp.	129,800	4,604,006
*	Atlanticus Holdings Corp.	115,004	5,000,374
	Auburn National BanCorp, Inc.	11,571	391,331
#*	Axos Financial, Inc.	277,383	13,272,777
#	B. Riley Financial, Inc.	83,618	5,649,232
	Banc of California, Inc.	429,838	7,358,827
	BancFirst Corp.	239,834	13,305,990
*	Bancorp, Inc. (The)	517,212	12,087,244
	BancorpSouth Bank	120,762	3,115,660
	Bank First Corp.	1,424	99,666
	Bank of Commerce Holdings	91,562	1,233,340
	Bank of Hawaii Corp.	22,635	1,894,776
#	Bank of Marin Bancorp	70,913	2,460,681
	Bank of NT Butterfield & Son, Ltd. (The)	183,729	6,088,779
	BankFinancial Corp.	72,297	825,632
	BankUnited, Inc.	11,845	468,825
	Bankwell Financial Group, Inc.	35,557	1,024,753
	Banner Corp.	263,148	13,957,370
	Bar Harbor Bankshares	93,972	2,691,358
*	Baycom Corp.	34,128	624,542
	BCB Bancorp, Inc.	85,668	1,288,447
	Berkshire Hills Bancorp, Inc.	260,971	7,056,656
	BGC Partners, Inc., Class A	164,132	878,106
*	Blucora, Inc.	305,788	5,155,586
*	Bridgewater Bancshares, Inc.	21,354	346,362
	BrightSphere Investment Group, Inc.	511,151	12,773,663
	Brookline Bancorp, Inc.	638,828	9,179,958
	Bryn Mawr Bank Corp.	163,867	6,412,116
	Business First Bancshares, Inc.	3,588	83,636
	Byline Bancorp, Inc.	86,414	2,126,649
	C&F Financial Corp.	18,341	958,501
	Cadence BanCorp	512,759	9,742,421
	California First Leasing Corp.	33,262	619,505
	Cambridge Bancorp	3,932	336,501
	Camden National Corp.	127,571	5,711,354
*	Cannae Holdings, Inc.	38,269	1,272,444
#	Capital Bancorp, Inc.	629	14,291
#	Capital City Bank Group, Inc.	83,058	2,021,632
	Capitol Federal Financial, Inc.	842,390	9,342,105
	Capstar Financial Holdings, Inc.	76,236	1,616,203
*	Carver Bancorp, Inc.	3,012	44,608
	Cathay General Bancorp	131,408	4,976,421
	CBTX, Inc.	31,238	821,559
*	CCUR Holdings, Inc.	11	74,118
	Central Pacific Financial Corp.	195,459	5,003,750
#	Central Valley Community Bancorp	66,253	1,483,405
	Century Bancorp, Inc., Class A	20,314	2,323,515
	Chemung Financial Corp.	8,356	383,540

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CIT Group, Inc.	23,915	$1,153,660
#	Citizens & Northern Corp.	72,243	1,784,402
	Citizens Community Bancorp, Inc.	6,800	94,180
	Citizens Holding Co.	10,117	178,059
#*	Citizens, Inc.	341,242	1,829,057
#	City Holding Co.	117,002	8,852,371
	Civista Bancshares, Inc.	77,746	1,779,606
	CNB Financial Corp.	83,438	1,924,080
	Codorus Valley Bancorp, Inc.	41,519	906,360
	Cohen & Steers, Inc.	46,119	3,837,562
#	Colony Bankcorp, Inc.	46,904	839,582
	Columbia Banking System, Inc.	139,889	4,887,722
*	Columbia Financial, Inc.	168,534	3,040,353
	Community Bankers Trust Corp.	21,059	223,225
	Community Trust Bancorp, Inc.	161,814	6,433,725
	Community West Bancshares	17,312	226,441
	ConnectOne Bancorp, Inc.	274,939	7,230,896
#*	Consumer Portfolio Services, Inc.	124,706	619,789
	County Bancorp, Inc.	700	24,283
#	Cowen, Inc., Class A	74,846	2,992,343
	Crawford & Co., Class A	281,589	2,976,396
	Crawford & Co., Class B	153,992	1,593,817
#*	CrossFirst Bankshares, Inc.	36,178	499,618
#	Curo Group Holdings Corp.	12,502	197,157
*	Customers Bancorp, Inc.	162,931	5,901,361
	CVB Financial Corp.	89,886	1,713,227
	Diamond Hill Investment Group, Inc.	12,704	2,188,264
	Dime Community Bancshares, Inc.	373,533	12,334,060
	Donegal Group, Inc., Class A	175,845	2,720,322
	Donegal Group, Inc., Class B	34,951	534,750
*	Donnelley Financial Solutions, Inc.	152,398	4,908,740
	Eagle Bancorp Montana, Inc.	578	12,832
	Eagle Bancorp, Inc.	200,249	11,019,702
#*	eHealth, Inc.	129,289	6,724,321
#*	Elevate Credit, Inc.	58,300	211,046
	Employers Holdings, Inc.	226,428	9,401,291
#*	Encore Capital Group, Inc.	238,170	11,274,968
*	Enova International, Inc.	275,497	9,116,196
	Enterprise Bancorp, Inc.	56,131	1,835,484
	Enterprise Financial Services Corp.	214,385	9,555,139
*	Equity Bancshares, Inc., Class A	72,415	2,133,346
*	Esquire Financial Holdings, Inc.	625	15,081
#	ESSA Bancorp, Inc.	58,904	961,902
	Evans Bancorp, Inc.	27,164	1,061,297
*	EZCORP, Inc., Class A	258,939	1,481,131
	Farmers National Banc Corp.	155,135	2,381,322
	FB Financial Corp.	268,027	10,134,101
	Federal Agricultural Mortgage Corp., Class A	4,200	392,028
	Federal Agricultural Mortgage Corp., Class C	80,626	7,861,035
	Federated Hermes, Inc.	198,986	6,455,106
	FedNat Holding Co.	88,011	222,668
#*	FG Financial Group, Inc.	3,204	22,428
	Financial Institutions, Inc.	129,897	3,824,168
	First Acceptance Corp.	29,937	60,772
	First BanCorp	1,576,127	19,118,421
	First BanCorp	228,155	9,126,200
#	First Bancorp, Inc. (The)	79,876	2,321,197
	First Bancshares, Inc. (The)	71,826	2,770,329
	First Bank	84,711	1,128,774

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Busey Corp.	361,345	$8,527,742
	First Business Financial Services, Inc.	48,367	1,333,962
	First Capital, Inc.	350	15,005
	First Commonwealth Financial Corp.	738,487	9,725,874
	First Community Bancshares, Inc.	125,517	3,665,096
#	First Community Corp.	25,945	530,575
	First Financial Bancorp	234,168	5,268,780
	First Financial Corp.	94,219	3,773,471
	First Financial Northwest, Inc.	64,786	1,043,055
	First Foundation, Inc.	298,195	7,028,456
#	First Hawaiian, Inc.	76,057	2,093,849
	First Internet Bancorp	46,163	1,397,816
	First Interstate BancSystem, Inc., Class A	134,703	5,646,750
	First Merchants Corp.	360,232	14,672,249
	First Mid Bancshares, Inc.	67,082	2,729,567
	First Midwest Bancorp, Inc.	530,125	9,510,442
	First Northwest Bancorp	55,108	1,036,030
	First of Long Island Corp. (The)	117,561	2,533,440
	First United Corp.	36,939	639,414
	FirstCash, Inc.	29,120	2,306,304
	Flagstar Bancorp, Inc.	380,335	17,404,130
#*	FlexShopper, Inc.	12,203	29,897
	Flushing Financial Corp.	247,058	5,447,629
	FS Bancorp, Inc.	42,376	1,473,837
	Fulton Financial Corp.	338,384	5,184,043
*	FVCBankcorp, Inc.	893	16,967
#	GAMCO Investors, Inc., Class A	72,711	1,958,834
*	Genworth Financial, Inc., Class A	668,651	2,233,294
	German American Bancorp, Inc.	157,885	5,952,264
#	Glen Burnie Bancorp	1,500	18,990
	Global Indemnity Group LLC, Class A	73,324	1,885,160
	Great Southern Bancorp, Inc.	122,598	6,378,774
	Great Western Bancorp, Inc.	274,342	8,449,734
*	Green Dot Corp., Class A	162,818	7,501,025
#	Greenhill & Co., Inc.	62,630	1,003,333
#*	Greenlight Capital Re, Ltd., Class A	148,965	1,310,892
	Guaranty Bancshares, Inc.	22,544	754,097
	Guaranty Federal Bancshares, Inc.	18,878	456,281
*	Hallmark Financial Services, Inc.	83,565	398,605
	Hancock Whitney Corp.	32,296	1,411,658
	Hanmi Financial Corp.	281,326	5,128,573
	HarborOne Bancorp, Inc.	259,956	3,538,001
	Hawthorn Bancshares, Inc.	14,812	338,158
	HBT Financial, Inc.	4,253	69,494
#	HCI Group, Inc.	100,407	10,088,895
	Heartland Financial USA, Inc.	216,731	9,887,268
	Heritage Commerce Corp.	293,230	3,178,613
	Heritage Financial Corp.	277,953	6,723,683
	Heritage Insurance Holdings, Inc.	138,297	1,015,100
#	Hingham Institution For Savings (The)	14,873	4,447,027
*	HMN Financial, Inc.	34,787	772,619
	Home Bancorp, Inc.	38,767	1,361,497
	HomeStreet, Inc.	184,133	6,943,655
	HomeTrust Bancshares, Inc.	60,854	1,602,286
	Hope Bancorp, Inc.	838,666	11,112,324
	Horace Mann Educators Corp.	308,547	12,283,256
	Horizon Bancorp, Inc.	292,787	4,892,471
*	Howard Bancorp, Inc.	81,771	1,610,889
#	Independence Holding Co.	38,645	1,728,977

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp.	109,821	$7,762,148
	Independent Bank Corp.	25,587	538,095
	Independent Bank Group, Inc.	175,209	12,212,067
	International Bancshares Corp.	167,803	6,557,741
	Investar Holding Corp.	48,850	1,072,258
	Investors Bancorp, Inc.	468,330	6,472,321
	Investors Title Co.	20,941	3,487,305
#	James River Group Holdings, Ltd.	206,474	7,511,524
	Kearny Financial Corp.	708,351	8,521,463
	Kentucky First Federal Bancorp	40,640	290,982
	Kingstone Cos., Inc.	52,141	395,229
	Lake Shore Bancorp, Inc.	4,212	63,601
	Lakeland Bancorp, Inc.	386,482	6,326,710
	Lakeland Financial Corp.	192,414	12,866,724
	Landmark Bancorp, Inc.	22,313	616,062
	LCNB Corp.	29,522	497,150
*	LendingClub Corp.	482,672	11,777,197
#	Level One Bancorp, Inc.	820	22,378
	Live Oak Bancshares, Inc.	159,134	9,578,275
	Luther Burbank Corp.	64,698	838,486
	Macatawa Bank Corp.	232,741	1,936,405
	Mackinac Financial Corp.	53,080	1,075,932
#*	Magyar Bancorp, Inc.	19,318	201,100
#*	Maiden Holdings, Ltd.	568,976	1,923,139
#*	Malvern Bancorp, Inc.	17,009	317,558
	Manning & Napier, Inc.	9,628	88,674
	Marlin Business Services Corp.	67,055	1,512,761
#*	MBIA, Inc.	476,385	6,216,824
	Mercantile Bank Corp.	122,081	3,815,031
	Merchants Bancorp	41,460	1,519,094
	Mercury General Corp.	96,360	5,861,579
	Meridian Bancorp, Inc.	451,045	8,619,470
	Meta Financial Group, Inc.	287,658	14,296,603
#	Metrocity Bankshares, Inc.	3,491	69,715
*	Metropolitan Bank Holding Corp.	16,525	1,173,771
#	Mid Penn Bancorp, Inc.	11,282	293,896
	Middlefield Banc Corp.	1,832	44,060
	Midland States Bancorp, Inc.	111,366	2,740,717
	MidWestOne Financial Group, Inc.	70,219	2,045,479
#*	MMA Capital Holdings, Inc.	6,135	169,081
*	Mr Cooper Group, Inc.	424,271	15,774,396
#	MVB Financial Corp.	15,750	652,838
	National Bank Holdings Corp., Class A	248,513	8,812,271
	National Security Group, Inc. (The)	14,003	148,432
	National Western Life Group, Inc., Class A	22,901	4,760,889
	Navient Corp.	389,281	7,953,011
	NBT Bancorp, Inc.	322,073	11,224,244
	Nelnet, Inc., Class A	43,611	3,283,908
»	NewStar Financial, Inc.	218,406	22,190
*	NI Holdings, Inc.	23,551	465,603
*	Nicholas Financial, Inc.	57,620	628,058
#*	Nicolet Bankshares, Inc.	46,344	3,354,842
*	NMI Holdings, Inc., Class A	613,020	13,498,700
	Northeast Bank	41,747	1,332,147
	Northfield Bancorp, Inc.	388,427	6,389,624
	Northrim BanCorp, Inc.	50,168	2,047,858
	Northwest Bancshares, Inc.	925,551	12,319,084
	Norwood Financial Corp.	19,863	498,561
	OceanFirst Financial Corp.	301,073	5,870,923

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Ocwen Financial Corp.	16,774	$438,640
	OFG Bancorp	404,726	9,349,171
	Ohio Valley Banc Corp.	17,710	437,083
	Old National Bancorp	400,036	6,436,579
	Old Second Bancorp, Inc.	93,180	1,079,024
#*	Oportun Financial Corp.	7,849	165,457
	Oppenheimer Holdings, Inc., Class A	63,221	2,841,784
	Origin Bancorp, Inc.	41,577	1,691,352
	Orrstown Financial Services, Inc.	37,327	860,387
#*	Pacific Mercantile Bancorp	138,509	1,159,320
	Pacific Premier Bancorp, Inc.	512,630	19,469,687
	PacWest Bancorp	57,947	2,307,450
#*	Palomar Holdings, Inc.	54,208	4,414,157
#	Park National Corp.	57,071	6,500,958
	Parke Bancorp, Inc.	27,340	545,706
	Pathfinder Bancorp, Inc.	100	1,607
	PCSB Financial Corp.	62,490	1,127,320
	Peapack-Gladstone Financial Corp.	152,335	4,906,710
	Penns Woods Bancorp, Inc.	54,091	1,271,679
#	Peoples Bancorp of North Carolina, Inc.	19,202	527,095
	Peoples Bancorp, Inc.	150,649	4,442,639
	Piper Sandler Cos.	134,207	16,465,857
	PJT Partners, Inc., Class A	54,973	4,297,239
#*	PRA Group, Inc.	336,231	13,042,400
	Preferred Bank	133,662	7,883,385
	Premier Financial Bancorp, Inc.	87,038	1,481,387
	Premier Financial Corp.	302,496	8,100,843
	Primis Financial Corp.	123,198	1,915,729
	ProAssurance Corp.	203,475	4,126,473
	PROG Holdings, Inc.	62,900	2,753,133
	Provident Financial Holdings, Inc.	70,956	1,196,318
	Provident Financial Services, Inc.	426,081	9,203,350
	Prudential Bancorp, Inc.	39,800	561,180
#	Pzena Investment Management, Inc., Class A	109,807	1,257,290
	QCR Holdings, Inc.	95,248	4,675,724
#*	Randolph Bancorp, Inc.	3,714	78,960
#	RBB Bancorp	23,920	572,406
	Regional Management Corp.	88,592	4,582,864
	Reliant Bancorp, Inc.	5,988	166,466
#	Renasant Corp.	345,294	12,147,443
#	Republic Bancorp, Inc., Class A	172,853	8,428,312
#*	Republic First Bancorp, Inc.	165,782	611,736
	Riverview Bancorp, Inc.	113,459	791,944
	S&T Bancorp, Inc.	243,419	7,168,690
*	Safeguard Scientifics, Inc.	104,248	808,964
	Safety Insurance Group, Inc.	116,851	8,953,124
#	Salisbury Bancorp, Inc.	9,115	431,231
	Sandy Spring Bancorp, Inc.	292,273	12,155,634
	SB Financial Group, Inc.	6,574	120,830
	Seacoast Banking Corp. of Florida	343,757	10,446,775
*	Security National Financial Corp., Class A	43,638	368,741
*	Select Bancorp, Inc.	57,073	907,461
*	Selectquote, Inc.	28,362	504,844
#	ServisFirst Bancshares, Inc.	228,909	16,270,852
	Severn Bancorp, Inc.	1,621	19,598
	Shore Bancshares, Inc.	57,749	1,001,368
	Sierra Bancorp	96,759	2,334,795
#	Silvercrest Asset Management Group, Inc., Class A	14,242	227,302
*	Silvergate Capital Corp., Class A	6,006	617,417

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	233,365	$6,352,195
*	SiriusPoint, Ltd.	706,359	6,922,318
	SmartFinancial, Inc.	55,823	1,360,407
	Sound Financial Bancorp, Inc.	300	13,500
#*	Southern First Bancshares, Inc.	43,830	2,170,900
	Southern Missouri Bancorp, Inc.	42,038	1,886,665
	Southside Bancshares, Inc.	254,034	9,155,385
	Spirit of Texas Bancshares, Inc.	7,259	168,990
	State Auto Financial Corp.	214,988	10,749,400
#*	Sterling Bancorp, Inc.	50,563	241,691
	Stewart Information Services Corp.	204,051	12,041,050
#	Stock Yards Bancorp, Inc.	194,594	9,270,458
*	StoneX Group, Inc.	151,167	9,754,807
	Summit Financial Group, Inc.	52,322	1,216,487
#	Summit State Bank	2,078	33,799
*	SVB Financial Group	4,267	2,346,679
	Territorial Bancorp, Inc.	55,755	1,423,983
*	Texas Capital Bancshares, Inc.	38,351	2,415,346
	Timberland Bancorp, Inc.	71,416	2,053,924
	Tiptree, Inc.	258,075	2,480,101
#	Tompkins Financial Corp.	110,044	8,445,877
	Towne Bank	248,683	7,413,240
	TriCo Bancshares	226,614	8,935,390
*	TriState Capital Holdings, Inc.	223,979	4,549,013
*	Triumph Bancorp, Inc.	200,880	15,399,461
	TrustCo Bank Corp. NY	135,597	4,560,127
	Trustmark Corp.	421,873	12,664,627
*	Unico American Corp.	109,255	446,853
	Union Bankshares, Inc.	14,917	479,582
#	United Bancorp, Inc.	2,991	38,733
	United Bancshares, Inc.	8,372	287,997
	United Community Banks, Inc.	214,498	6,179,687
	United Fire Group, Inc.	188,882	4,706,939
#	United Insurance Holdings Corp.	179,728	787,209
	United Security Bancshares	77,752	627,459
	Unity Bancorp, Inc.	56,000	1,243,760
	Universal Insurance Holdings, Inc.	283,142	4,009,291
	Univest Financial Corp.	228,970	6,264,619
#	US Global Investors, Inc., Class A	32,225	186,905
#	Value Line, Inc.	70,874	2,267,968
	Veritex Holdings, Inc.	169,104	5,673,439
#	Victory Capital Holdings, Inc., Class A	17,957	547,509
	Virtus Investment Partners, Inc.	65,364	18,048,961
	Walker & Dunlop, Inc.	247,460	25,607,161
	Washington Federal, Inc.	235,952	7,614,171
	Washington Trust Bancorp, Inc.	148,405	7,234,744
	Waterstone Financial, Inc.	225,089	4,441,006
	WesBanco, Inc.	421,523	13,606,762
#	West BanCorp, Inc.	111,358	3,282,834
	Westamerica BanCorp	135,624	7,533,913
	Western New England Bancorp, Inc.	192,033	1,624,599
	Westwood Holdings Group, Inc.	41,824	1,060,238
#	WisdomTree Investments, Inc.	747,280	4,618,190
#*	World Acceptance Corp.	63,898	12,113,144
	WSFS Financial Corp.	364,709	15,966,960
	WVS Financial Corp.	12,581	204,441
TOTAL FINANCIALS			1,524,044,761

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (11.0%)
#*	Accuray, Inc.	479,411	$1,965,585
#»	Achillion Pharmaceuticals, Inc.	895,529	1,298,517
*	Acorda Therapeutics, Inc.	9,280	34,800
*	Addus HomeCare Corp.	116,046	10,071,632
#*	Adial Pharmaceuticals, Inc.	11,698	28,543
#*	Adverum Biotechnologies, Inc.	155,854	353,789
#*	Aeglea BioTherapeutics, Inc.	54,000	331,020
*	AIM ImmunoTech, Inc.	6,278	13,121
#*	Akebia Therapeutics, Inc.	394,393	974,151
#*	Akero Therapeutics, Inc.	63,841	1,368,751
#*	Albireo Pharma, Inc.	69,847	1,998,323
#*	Aldeyra Therapeutics, Inc.	10,958	97,526
#*	Alector, Inc.	29,957	720,016
*	Alkermes P.L.C.	990	25,611
#*	Allscripts Healthcare Solutions, Inc.	1,011,644	17,278,879
#*	Alphatec Holdings, Inc.	24,142	355,853
#*	Alpine Immune Sciences, Inc.	3,775	33,371
#*	American Shared Hospital Services	36,865	104,697
*	Amneal Pharmaceuticals, Inc.	346,915	1,710,291
*	Amphastar Pharmaceuticals, Inc.	351,247	7,358,625
*	AnaptysBio, Inc.	84,200	1,934,916
*	AngioDynamics, Inc.	287,767	7,663,235
#*	ANI Pharmaceuticals, Inc.	66,201	2,246,200
*	Anika Therapeutics, Inc.	130,184	5,224,284
#*	Antares Pharma, Inc.	366,054	1,610,638
#*	Apollo Medical Holdings, Inc.	55,194	4,877,494
#*	Applied Genetic Technologies Corp.	129,566	466,438
#*	Applied Therapeutics, Inc.	6,860	118,061
#*	Aptinyx, Inc.	4,235	10,630
*	Apyx Medical Corp.	46,290	416,610
»	Aquamed Technologies, Inc.	1,490	0
#*	Aravive, Inc.	35,088	145,615
#*	Arcus Biosciences, Inc.	27,370	859,692
#*	Arcutis Biotherapeutics, Inc.	29,675	692,318
#*	Ardelyx, Inc.	480,493	836,058
#*	Asensus Surgical, Inc.	57,489	134,524
#*	Assembly Biosciences, Inc.	40,064	139,022
#*	Atara Biotherapeutics, Inc.	270,548	3,449,487
#*	AtriCure, Inc.	152,373	12,869,424
#	Atrion Corp.	13,689	8,609,560
#*	aTyr Pharma, Inc.	43,353	202,025
*	Avanos Medical, Inc.	270,695	10,270,168
#*	AVEO Pharmaceuticals Inc.	1,436	7,424
#*	Avid Bioservices, Inc.	225,095	5,773,687
#*	Axcella Health, Inc.	5,487	18,656
*	AxoGen, Inc.	124,195	2,529,852
#*	Axonics, Inc.	74,514	5,063,226
#*	Beyond Air, Inc.	5,015	39,518
*	BioDelivery Sciences International, Inc.	122,296	459,833
#*	BioLife Solutions, Inc.	9,128	428,103
#*	Bio-Path Holdings, Inc.	8,224	52,634
*	Brookdale Senior Living, Inc.	1,054,812	7,932,186
*	Calithera Biosciences, Inc.	188,765	368,092
#*	Cara Therapeutics, Inc.	90,239	1,080,161
*	Cardiovascular Systems, Inc.	156,340	6,298,939
#*	CareCloud, Inc.	1,265	10,398
#*	CASI Pharmaceuticals, Inc.	26,514	30,756
*	Castlight Health, Inc., Class B	75,817	176,654
#*	Catalyst Biosciences, Inc.	113,569	462,226

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Catalyst Pharmaceuticals, Inc.	277,335	$1,619,636
*	Celldex Therapeutics, Inc.	55,972	2,448,775
*	Champions Oncology, Inc.	13,095	136,843
#*	Checkpoint Therapeutics, Inc.	11,200	29,456
#*	Chiasma, Inc.	6,525	26,100
#*	Chimerix, Inc.	229,017	1,518,383
#*	Chinook Therapeutics, Inc.	34,519	449,783
#*	Codexis, Inc.	215,145	4,552,468
#*	Collegium Pharmaceutical, Inc.	134,247	3,341,408
*	Community Health Systems, Inc.	665,329	8,862,182
	Computer Programs and Systems, Inc.	70,559	2,227,548
#*	Concert Pharmaceuticals, Inc.	175,750	585,247
#	CONMED Corp.	67,407	9,298,122
#»	Contra Aduro Biotech I	3,260	3,130
#»	Contra Pfenex, Inc.	47,849	35,887
#*	Corcept Therapeutics, Inc.	569,240	11,823,115
#*	Cortexyme, Inc.	607	34,302
*	CorVel Corp.	185,259	26,088,172
#*	Corvus Pharmaceuticals, Inc.	71,540	149,519
*	Covetrus, Inc.	21,421	545,379
#*	Crinetics Pharmaceuticals, Inc.	43,179	776,358
*	Cross Country Healthcare, Inc.	296,441	4,867,561
#*	CryoLife, Inc.	338,899	9,150,273
#*	Cue Biopharma, Inc.	8,625	89,872
*	Cumberland Pharmaceuticals, Inc.	161,912	526,214
#»	Curative Health Services, Inc.	113,000	0
#*	Cutera, Inc.	107,521	5,585,716
#*	Cyclerion Therapeutics, Inc.	8,949	26,042
#*	Cymabay Therapeutics, Inc.	113,536	447,332
#*	CytomX Therapeutics, Inc.	52,322	283,062
#*	Durect Corp.	270,047	380,766
#*	Eagle Pharmaceuticals, Inc.	55,250	2,569,125
#*	Editas Medicine, Inc.	184,946	7,741,840
#»	Elanco Animal Health, Inc.	210,656	0
*	Electromed, Inc.	26,731	313,822
#*	Enanta Pharmaceuticals, Inc.	91,148	3,851,003
#*	Endo International P.L.C.	798,382	4,039,813
#*	Enzo Biochem, Inc.	257,912	840,793
#*	Epizyme, Inc.	117,311	777,772
*	Establishment Labs Holdings, Inc.	503	39,883
#*	Evolent Health, Inc., Class A	526,630	12,080,892
#*	Exagen, Inc.	2,959	35,271
#*	Exicure, Inc.	21,954	29,638
*	Five Star Senior Living, Inc.	47,022	267,085
#*	Fluidigm Corp.	116,761	865,199
*	FONAR Corp.	27,225	460,647
#*	F-star Therapeutics, Inc.	1,159	6,027
#*	Fulgent Genetics, Inc.	9,272	855,342
#*	G1 Therapeutics, Inc.	214,119	3,706,400
#*	GlycoMimetics, Inc.	157,289	317,724
*	Gritstone Oncology, Inc.	17,146	114,535
*	Hanger, Inc.	121,706	2,986,665
#*	Harpoon Therapeutics, Inc.	843	8,253
#*	Harrow Health, Inc.	44,916	400,651
*	Harvard Bioscience, Inc.	241,609	1,906,295
#*	Health Catalyst, Inc.	90,786	5,271,035
*	HealthStream, Inc.	263,522	7,697,478
#*	Heron Therapeutics, Inc.	159,475	1,971,111
#*	Heska Corp.	58,019	13,965,173

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Icad, Inc.	17,298	$253,589
#*	IGM Biosciences, Inc.	833	56,652
#*	ImmunoGen, Inc.	196,538	1,102,578
*	InfuSystem Holdings, Inc.	65,547	1,196,233
#*	Inmune Bio, Inc.	10,352	157,557
*	Innoviva, Inc.	372,763	5,285,779
*	Inogen, Inc.	113,918	9,087,239
*	Inotiv, Inc.	12,219	319,160
*	Integer Holdings Corp.	147,012	14,391,005
*	Intellia Therapeutics, Inc.	118,883	16,863,554
#*	Intra-Cellular Therapies, Inc.	55,433	1,903,015
*	IntriCon Corp.	70,081	1,681,944
#*	Invacare Corp.	281,227	2,033,271
#*	iRadimed Corp.	4,202	141,439
*	IRIDEX Corp.	32,907	215,212
#*	Ironwood Pharmaceuticals, Inc.	688,634	9,138,173
*	IVERIC bio, Inc.	82,804	714,599
*	Joint Corp. (The)	47,648	3,763,715
*	Jounce Therapeutics, Inc.	83,652	421,606
#*	Kala Pharmaceuticals, Inc.	30,291	104,504
#*	KalVista Pharmaceuticals, Inc.	18,412	370,818
#*	Karuna Therapeutics, Inc.	13,376	1,527,807
*	Kewaunee Scientific Corp.	26,379	351,368
#*	Kezar Life Sciences, Inc.	3,374	16,431
#*	Kindred Biosciences, Inc.	304,990	2,781,509
#*	Kiniksa Pharmaceuticals, Ltd., Class A	26,533	406,751
#*	Krystal Biotech, Inc.	59,495	3,476,888
#*	Kura Oncology, Inc.	120,419	2,280,736
#*	Lannett Co., Inc.	23,721	110,065
*	Lantheus Holdings, Inc.	300,562	7,865,708
#	LeMaitre Vascular, Inc.	171,467	9,338,093
#*	LENSAR, Inc.	81,312	661,067
*	Lexicon Pharmaceuticals, Inc.	85,084	301,197
*	Ligand Pharmaceuticals, Inc.	84,033	9,538,586
#*	Lumos Pharma, Inc.	10,653	80,963
#*	MacroGenics, Inc.	260,310	6,497,338
#*	Madrigal Pharmaceuticals, Inc.	43,787	3,823,481
*	Magellan Health, Inc.	115,232	10,868,682
#*	Magenta Therapeutics, Inc.	31,242	222,443
*	Marinus Pharmaceuticals, Inc.	5,551	81,600
*»	MedCath Corp.	92,602	0
*	MEDNAX, Inc.	432,991	12,608,698
*	MEI Pharma, Inc.	35,685	96,349
#*	MeiraGTx Holdings P.L.C.	38,569	539,580
*	Meridian Bioscience, Inc.	251,752	5,160,916
*	Merit Medical Systems, Inc.	101,987	7,148,269
#*	Merrimack Pharmaceuticals, Inc.	148,849	833,554
#*	Mersana Therapeutics, Inc.	8,714	95,854
#	Mesa Laboratories, Inc.	9,543	2,810,509
*	Microbot Medical, Inc.	5,585	39,430
*	Minerva Neurosciences, Inc.	190,684	350,859
#*	Misonix, Inc.	361	9,581
*	ModivCare, Inc.	115,462	19,628,540
#*	Molecular Templates, Inc.	16,147	113,029
*	Morphic Holding, Inc.	47,024	2,709,523
#*	Mustang Bio, Inc.	138,187	399,360
*	Myriad Genetics, Inc.	360,811	11,412,452
#*	NanoString Technologies, Inc.	27,025	1,673,928
	National HealthCare Corp.	108,099	8,393,887

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#	National Research Corp.	225,099	$11,880,725
*	Natus Medical, Inc.	279,283	7,456,856
*	Nektar Therapeutics	65,655	1,036,692
#*	NeuroMetrix, Inc.	18,288	272,491
#*	NextCure, Inc.	12,369	85,717
*	NextGen Healthcare, Inc.	501,052	8,127,063
*	NGM Biopharmaceuticals, Inc.	9,688	197,538
#*	NuVasive, Inc.	44,687	2,857,734
#*	Odonate Therapeutics, Inc.	5,077	16,957
#*	Oncocyte Corp.	24,502	125,940
*	Opiant Pharmaceuticals, Inc.	1,210	19,505
#*	OPKO Health, Inc.	121,578	418,228
#*	OptimizeRx Corp.	53,655	2,965,512
*	Option Care Health, Inc.	4,502	93,281
#*	OraSure Technologies, Inc.	545,497	6,431,410
#*	Organovo Holdings, Inc.	600	4,602
*	Orthofix Medical, Inc.	106,563	4,234,814
#*	OrthoPediatrics Corp.	53,915	3,388,019
*	Otonomy, Inc.	115,294	206,376
	Owens & Minor, Inc.	532,916	24,647,365
#*	Pacira BioSciences, Inc.	77,420	4,563,909
	Patterson Cos., Inc.	418,861	13,039,143
#*»	PDL BioPharma, Inc.	616,320	570,897
*	Pennant Group, Inc. (The)	236,375	8,088,752
#*	Personalis, Inc.	67,826	1,423,668
#*	PetIQ, Inc.	165,859	5,864,774
#*	Phathom Pharmaceuticals, Inc.	7,787	249,963
#	Phibro Animal Health Corp., Class A	103,942	2,460,307
#*	Pieris Pharmaceuticals, Inc.	11,962	41,628
*	Precipio, Inc.	19,891	61,861
#*	Precision BioSciences, Inc.	2,800	27,608
*	Prestige Consumer Healthcare, Inc.	310,082	16,294,809
#*	Pro-Dex, Inc.	1,955	59,979
»	Progenic Pharmaceuticals, Inc.	86,844	4,611
*	Protagonist Therapeutics, Inc.	175,424	8,671,208
*	Prothena Corp. P.L.C.	199,540	9,996,954
*	Psychemedics Corp.	12,225	89,854
*	Quanterix Corp.	60,808	3,231,945
*	RadNet, Inc.	368,398	13,534,942
*	RAPT Therapeutics, Inc.	1,639	50,268
*	REGENXBIO, Inc.	168,610	5,449,475
#*	Relmada Therapeutics, Inc.	5,435	141,310
#*	Replimune Group, Inc.	35,776	1,170,948
#*	Revance Therapeutics, Inc.	29,481	857,307
#*	Rhythm Pharmaceuticals, Inc.	69,751	1,205,995
#*	Rigel Pharmaceuticals, Inc.	106,384	425,536
#*	Rocket Pharmaceuticals, Inc.	52,810	1,891,654
#*	Sangamo Therapeutics, Inc.	699,036	6,696,765
*	Satsuma Pharmaceuticals, Inc.	2,766	14,494
#*	Scholar Rock Holding, Corp.	10,039	313,719
#*	SCYNEXIS, Inc.	3,053	21,279
*	SeaSpine Holdings Corp.	113,996	2,233,182
	Select Medical Holdings Corp.	13,721	541,293
#*	Sharps Compliance Corp.	3,900	38,922
*	SI-BONE, Inc.	74,021	2,245,797
#*	Sierra Oncology, Inc.	1,000	19,000
#*	SIGA Technologies, Inc.	102,579	653,428
#	Simulations Plus, Inc.	1,572	74,183
*	Sio Gene Therapies, Inc.	6,247	12,744

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Spectrum Pharmaceuticals, Inc.	133,021	$428,328
#*	Spero Therapeutics, Inc.	62,556	834,497
*	Stereotaxis, Inc.	30,904	281,535
#*	Stoke Therapeutics, Inc.	7,506	214,897
#*	Strata Skin Sciences, Inc.	22,306	31,898
*	Strongbridge Biopharma P.L.C	48,766	116,551
#*	Supernus Pharmaceuticals, Inc.	255,545	6,728,500
#*	Surface Oncology, Inc.	62,396	375,000
#*	Surgalign Holdings, Inc.	281,805	307,167
#*	Surgery Partners, Inc.	221,291	12,073,637
*	Surmodics, Inc.	121,698	6,706,777
*	Sutro Biopharma, Inc.	47,799	814,017
#*	Syndax Pharmaceuticals, Inc.	70,089	1,021,898
*	Synlogic, Inc.	140,114	442,760
#*	Syros Pharmaceuticals, Inc.	30,544	141,113
#*	Tabula Rasa HealthCare, Inc.	48,807	2,096,749
#*	Tactile Systems Technology, Inc.	66,762	3,270,003
#*	Taro Pharmaceutical Industries, Ltd.	3,857	274,618
#*	TCR2 Therapeutics, Inc.	125,348	1,559,329
*	Tenet Healthcare Corp.	227,791	16,364,505
#*	Tivity Health, Inc.	174,232	4,369,739
#*	TransMedics Group, Inc.	102,101	2,911,921
*	Travere Therapeutics, Inc.	167,054	2,296,992
*	Triple-S Management Corp., Class B	163,411	3,975,790
#»	U.S. Diagnostic, Inc.	25,100	0
#	US Physical Therapy, Inc.	98,267	11,611,229
	Utah Medical Products, Inc.	46,320	4,141,008
*	Vanda Pharmaceuticals, Inc.	315,766	5,150,143
#*	Varex Imaging Corp.	243,460	6,646,458
*	Venus Concept Inc.	26,137	60,376
*	Verastem, Inc.	468,129	1,512,057
#*	Vericel Corp.	189,274	10,020,166
#*	ViewRay, Inc.	370,304	2,458,819
#*	Viking Therapeutics, Inc.	74,106	455,752
#*	Vocera Communications, Inc.	175,029	7,344,217
#*	X4 Pharmaceuticals, Inc.	8,800	50,600
#	XBiotech, Inc.	10,628	172,174
#*	Xencor, Inc.	177,214	5,454,647
*	Xenon Pharmaceuticals, Inc.	4,812	83,103
#*	Y-mAbs Therapeutics, Inc.	3,994	132,201
#*	Zogenix, Inc.	114,009	1,848,086
#*	Zynex, Inc.	8,070	112,092
TOTAL HEALTH CARE			823,808,926
INDUSTRIALS — (18.0%)
#	AAON, Inc.	234,634	14,582,503
*	AAR Corp.	264,917	9,473,432
	ABM Industries, Inc.	137,612	6,397,582
#*	Acacia Research Corp.	114,811	647,534
	ACCO Brands Corp.	561,677	5,021,392
	Acme United Corp.	32,984	1,395,223
#*	AeroVironment, Inc.	162,080	16,386,288
*	Air Transport Services Group, Inc.	436,117	10,554,031
	Alamo Group, Inc.	91,149	13,377,939
	Albany International Corp., Class A	210,236	18,153,879
*	Allegiant Travel Co.	10,133	1,926,486
	Allied Motion Technologies, Inc.	105,295	3,465,258
#*	Alta Equipment Group, Inc.	8,358	105,227
#*	Ameresco, Inc., Class A	178,251	12,215,541

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	American Superconductor Corp.	9,706	$136,369
*	American Woodmark Corp.	129,866	9,642,550
#*	AMREP Corp.	66,750	895,785
#	Apogee Enterprises, Inc.	197,436	7,832,286
	Applied Industrial Technologies, Inc.	4,232	379,610
	ARC Document Solutions, Inc.	96,019	198,759
	ArcBest Corp.	195,082	11,531,297
	Arcosa, Inc.	58,587	3,208,224
	Argan, Inc.	120,680	5,424,566
*	Armstrong Flooring, Inc.	31,531	136,214
*	Art's-Way Manufacturing Co., Inc.	200	718
	Astec Industries, Inc.	173,758	10,653,103
*	Astronics Corp.	115,204	1,967,684
#*	Astronics Corp., Class B	36,903	636,577
*	Atkore, Inc.	242,176	18,189,839
#*	Atlas Air Worldwide Holdings, Inc.	129,496	8,672,347
#*	Avis Budget Group, Inc.	88,353	7,312,978
	AZZ, Inc.	191,090	10,125,859
	Barnes Group, Inc.	47,155	2,389,344
	Barrett Business Services, Inc.	30,924	2,263,946
*	Beacon Roofing Supply, Inc.	287,543	15,377,800
	BGSF, Inc.	7,683	96,959
#*	Blue Bird Corp.	72,641	1,816,025
*	BlueLinx Holdings, Inc.	7,137	306,606
	Boise Cascade Co.	282,825	14,466,499
	Brady Corp., Class A	92,892	5,079,335
*	BrightView Holdings, Inc.	58,753	941,811
	CAI International, Inc.	129,410	7,222,372
*	Casella Waste Systems, Inc., Class A	343,191	23,604,677
*	CBIZ, Inc.	406,188	13,136,120
*	CECO Environmental Corp.	238,058	1,675,928
	Chicago Rivet & Machine Co.	17,700	477,015
*	Cimpress P.L.C.	17,832	1,823,322
*	CIRCOR International, Inc.	87,269	2,691,376
*	Civeo Corp.	7,200	156,312
	Columbus McKinnon Corp.	173,180	8,035,552
	Comfort Systems USA, Inc.	272,598	20,376,700
*	Commercial Vehicle Group, Inc.	82,348	752,661
#	CompX International, Inc.	18,270	339,822
#*	Concrete Pumping Holdings, Inc.	5,444	47,363
#*	Construction Partners, Inc., Class A	79,522	2,670,349
#*	Copa Holdings SA, Class A	26,723	1,894,928
*	Cornerstone Building Brands, Inc.	226,725	3,813,514
#	Costamare, Inc.	583,817	6,328,576
	Covanta Holding Corp.	366,274	7,362,107
*	Covenant Logistics Group, Inc.	120,677	2,535,424
*	CPI Aerostructures, Inc.	11,078	36,447
	CRA International, Inc.	87,986	7,543,040
	CSW Industrials, Inc.	54,551	6,452,838
#*	Daseke, Inc.	45,872	316,976
#	Deluxe Corp.	99,426	4,364,801
	Douglas Dynamics, Inc.	212,594	8,482,501
*	Ducommun, Inc.	98,591	5,318,984
*	DXP Enterprises, Inc.	112,581	3,675,770
*	Dycom Industries, Inc.	59,109	4,102,165
#*	Eagle Bulk Shipping, Inc.	55,889	2,330,571
#	Eastern Co. (The)	56,600	1,661,776
*	Echo Global Logistics, Inc.	222,912	6,894,668
	Encore Wire Corp.	157,161	12,326,137

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Energy Recovery, Inc.	134,172	$2,837,738
#	Enerpac Tool Group Corp.	273,479	7,020,206
	Eneti, Inc.	54,852	890,796
	Ennis, Inc.	219,027	4,330,164
	EnPro Industries, Inc.	122,944	11,448,545
	ESCO Technologies, Inc.	174,924	16,507,578
	Espey Manufacturing & Electronics Corp.	35,187	530,268
*	EVI Industries, Inc.	33,694	907,716
*	Evoqua Water Technologies Corp.	48,924	1,614,981
#*	ExOne Co. (The)	2,393	39,724
	Federal Signal Corp.	439,096	17,392,593
#*	Fluor Corp.	226,214	3,768,725
*	Forrester Research, Inc.	192,371	9,012,581
	Forward Air Corp.	201,154	17,790,060
*	Franklin Covey Co.	148,131	5,420,113
	Franklin Electric Co., Inc.	82,020	6,705,955
#*	FreightCar America, Inc.	4,658	24,175
	GATX Corp.	38,769	3,576,440
	Genco Shipping & Trading, Ltd.	133,425	2,341,609
*	Gencor Industries, Inc.	44,504	522,477
*	Gibraltar Industries, Inc.	223,211	16,669,397
#	Global Industrial Co.	297,670	11,763,918
*	GMS, Inc.	175,470	8,620,841
	Gorman-Rupp Co. (The)	234,749	8,378,192
*	GP Strategies Corp.	144,885	2,948,410
	GrafTech International, Ltd.	342,576	3,895,089
	Graham Corp.	65,920	902,445
#	Granite Construction, Inc.	242,007	9,297,909
*	Great Lakes Dredge & Dock Corp.	482,545	7,431,193
#	Greenbrier Cos., Inc. (The)	240,629	10,298,921
	Griffon Corp.	403,518	9,329,336
	H&E Equipment Services, Inc.	280,843	9,557,087
*	Harsco Corp.	326,511	6,569,401
#*	Hawaiian Holdings, Inc.	243,389	4,802,065
#*	HC2 Holdings, Inc.	64,165	236,127
#	Healthcare Services Group, Inc.	129,026	3,367,579
	Heartland Express, Inc.	403,960	6,879,439
	Heidrick & Struggles International, Inc.	149,469	6,383,821
	Helios Technologies, Inc.	244,713	19,785,046
*	Herc Holdings, Inc.	238,075	29,530,823
*	Heritage-Crystal Clean, Inc.	74,716	2,105,497
	Herman Miller, Inc.	180,304	7,780,118
*	Hill International, Inc.	76,546	165,339
	Hillenbrand, Inc.	79,901	3,619,515
	HNI Corp.	95,446	3,560,136
*	Hub Group, Inc., Class A	243,075	16,111,011
*	Hudson Global, Inc.	12,174	216,697
	Hurco Cos., Inc.	57,082	1,937,363
*	Huron Consulting Group, Inc.	170,273	8,365,512
	Hyster-Yale Materials Handling, Inc.	101,139	7,245,598
	ICF International, Inc.	129,423	11,851,264
*	IES Holdings, Inc.	156,480	8,514,077
	Innovative Solutions & Support, Inc.	137,614	975,683
	Insteel Industries, Inc.	156,860	6,090,874
	Interface, Inc.	479,869	6,919,711
*	JELD-WEN Holding, Inc.	128,845	3,411,816
	Kadant, Inc.	88,459	15,934,120
	Kaman Corp.	202,622	8,986,286
*	KAR Auction Services, Inc.	121,619	2,004,281

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kelly Services, Inc., Class A	268,866	$5,893,543
	Kennametal, Inc.	89,108	3,230,165
	Kforce, Inc.	182,478	11,392,102
	Kimball International, Inc., Class B	308,081	3,814,043
	Korn Ferry	122,079	8,391,710
*	Kratos Defense & Security Solutions, Inc.	409,850	11,147,920
*	Lawson Products, Inc.	79,898	4,193,846
*	LB Foster Co., Class A	106,188	1,928,374
*	Limbach Holdings, Inc.	97,187	868,852
	Lindsay Corp.	81,445	13,087,397
*	LS Starrett Co. (The), Class A	1,982	15,519
	LSI Industries, Inc.	239,767	1,805,446
	Luxfer Holdings PLC	5,010	104,459
*	Lydall, Inc.	184,878	11,314,534
	Macquarie Infrastructure Corp.	5,900	233,050
*	Manitex International, Inc.	48,666	388,355
*	Manitowoc Co., Inc. (The)	267,535	6,193,435
	ManTech International Corp., Class A	49,804	4,355,858
	Marten Transport, Ltd.	621,259	9,828,317
*	Masonite International Corp.	32,427	3,669,439
*	Mastech Digital, Inc.	59,786	1,048,049
*	Matrix Service Co.	202,446	2,208,686
	Matson, Inc.	294,617	19,774,693
	Matthews International Corp., Class A	157,209	5,439,431
	Maxar Technologies, Inc.	30,672	1,112,473
*	Mayville Engineering Co., Inc.	918	16,129
	McGrath RentCorp	184,266	14,450,140
*	Meritor, Inc.	526,014	12,797,921
*	Mesa Air Group, Inc.	138,177	1,232,539
	Miller Industries, Inc.	87,319	3,275,336
*	Mistras Group, Inc.	137,242	1,441,041
	Moog, Inc., Class A	30,040	2,339,215
*	MRC Global, Inc.	319,083	2,925,991
	Mueller Industries, Inc.	86,707	3,763,084
	Mueller Water Products, Inc., Class A	826,175	12,243,913
*	MYR Group, Inc.	136,039	13,009,410
	National Presto Industries, Inc.	43,093	4,157,613
	NL Industries, Inc.	33,057	199,334
*	NN, Inc.	209,727	1,434,533
#*	Northwest Pipe Co.	91,196	2,590,878
*	NOW, Inc.	617,452	6,094,251
*	NV5 Global, Inc.	64,086	6,088,170
#	Omega Flex, Inc.	92,138	14,449,081
*	Orion Group Holdings, Inc.	245,018	1,315,747
#*	P&F Industries, Inc., Class A	6,576	44,651
*	PAM Transportation Services, Inc.	40,807	2,550,437
	Park Aerospace Corp.	54,467	811,558
	Park-Ohio Holdings Corp.	102,042	2,968,402
#	Patriot Transportation Holding, Inc.	31,961	377,140
*	Perma-Fix Environmental Services, Inc.	1,994	11,426
*	Perma-Pipe International Holdings, Inc.	57,380	395,348
*	PGT Innovations, Inc.	440,554	9,947,709
	Pitney Bowes, Inc.	646,611	5,172,888
#	Powell Industries, Inc.	108,011	3,142,040
	Preformed Line Products Co.	51,181	3,506,922
	Primoris Services Corp.	361,141	10,798,116
*	Quad/Graphics, Inc.	100,810	352,835
	Quanex Building Products Corp.	278,645	6,921,542
*	Radiant Logistics, Inc.	150,232	934,443

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Raven Industries, Inc.	262,856	$15,311,362
#»	Recycling Asset Hldgs, Inc.	15,044	283
#*	Red Violet, Inc.	1,887	45,552
*	Resideo Technologies, Inc.	5,483	161,749
	Resources Connection, Inc.	227,515	3,524,207
	REV Group, Inc.	127,877	1,932,221
*	RR Donnelley & Sons Co.	48,255	295,321
	Rush Enterprises, Inc., Class A	305,939	14,376,074
	Rush Enterprises, Inc., Class B	136,970	6,010,244
	Scope Industries	3,880	1,101,920
*	Servotronics, Inc.	24,804	212,233
#	Shyft Group, Inc. (The)	272,634	10,752,685
*	SIFCO Industries, Inc.	45,608	506,249
*	SkyWest, Inc.	68,554	2,775,751
*	SP Plus Corp.	178,296	5,846,326
*	Spirit Airlines, Inc.	94,285	2,543,809
*	SPX Corp.	221,779	14,783,788
	SPX FLOW, Inc.	239,144	19,645,680
	Standex International Corp.	87,438	8,044,296
	Steelcase, Inc., Class A	186,208	2,560,360
*	Sterling Construction Co., Inc.	128,246	2,816,282
*	Team, Inc.	153,003	944,029
#	Tecnoglass, Inc.	49,157	948,239
	Tennant Co.	138,250	10,938,340
	Terex Corp.	131,544	6,303,588
#*	Textainer Group Holdings, Ltd.	221,872	7,162,028
*	Thermon Group Holdings, Inc.	167,799	2,795,531
*	Titan International, Inc.	374,549	3,228,612
*	Titan Machinery, Inc.	99,227	2,830,946
#*	TPI Composites, Inc.	129,606	5,072,779
#*	Transcat, Inc.	43,942	2,805,697
*	TriMas Corp.	329,648	10,786,083
#	Trinity Industries, Inc.	80,563	2,184,063
	Triton International, Ltd.	19,257	1,016,577
*	TrueBlue, Inc.	317,053	8,620,671
*	Tutor Perini Corp.	421,464	5,929,998
*	Twin Disc, Inc.	88,449	1,301,969
#*	U.S. Xpress Enterprises, Inc., Class A	35,408	309,112
#*	Ultralife Corp.	105,175	835,089
	Universal Logistics Holdings, Inc.	100,052	2,306,199
#»	US Airways Group, Inc.	5,375	0
#*	US Ecology, Inc.	246,156	8,615,460
*	USA Truck, Inc.	64,005	893,510
*	Vectrus, Inc.	76,573	3,467,991
*	Veritiv Corp.	173,696	10,644,091
*	Viad Corp.	171,521	7,864,238
*	Vidler Water Resouces, Inc.	92,707	1,248,763
*	Virco Mfg. Corp.	133,476	443,140
	VSE Corp.	69,676	3,487,284
#	Wabash National Corp.	481,543	7,049,790
*	Welbilt, Inc.	196,930	4,625,886
	Werner Enterprises, Inc.	81,175	3,710,509
#*	Willdan Group, Inc.	27,036	1,115,235
#*	Willis Lease Finance Corp.	74,925	3,116,880
#*	Yellow Corp.	4,000	20,800
TOTAL INDUSTRIALS			1,356,029,576
INFORMATION TECHNOLOGY — (11.5%)
#*	3D Systems Corp.	321,385	8,850,943

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	A10 Networks, Inc.	206,141	$2,632,421
#*	ACM Research, Inc., Class A	50,327	4,673,365
*»	Actua Corp.	21,078	2,108
#*	ADDvantage Technologies Group, Inc.	79,262	177,547
	ADTRAN, Inc.	247,135	5,538,295
*	Agilysys, Inc.	203,587	11,311,294
*	Airgain, Inc.	32,837	599,275
#*	Alithya Group, Inc., Class A	105,048	320,396
*	Alpha & Omega Semiconductor, Ltd.	199,172	5,176,480
*	Ambarella, Inc.	165,238	16,274,291
	American Software, Inc., Class A	226,660	4,986,520
*	Amtech Systems, Inc.	29,111	301,590
#*	Applied Optoelectronics, Inc.	20,295	156,880
#*	Arlo Technologies, Inc.	401,231	2,451,521
*	AstroNova, Inc.	59,790	959,629
*	Asure Software, Inc.	9,549	89,952
	Autoscope Technologies Corp.	2,530	16,850
*	Avaya Holdings Corp.	581,735	14,089,622
*	Aviat Networks, Inc.	25,022	932,820
*	Avid Technology, Inc.	263,944	9,868,866
*	Aware, Inc.	110,261	438,839
*	Axcelis Technologies, Inc.	247,421	9,538,080
*	AXT, Inc.	289,469	2,952,584
#	Badger Meter, Inc.	203,591	20,568,799
	Bel Fuse, Inc., Class A	33,047	513,220
	Bel Fuse, Inc., Class B	83,530	1,139,349
	Belden, Inc.	115,357	5,652,493
	Benchmark Electronics, Inc.	296,235	7,820,604
#*	Benefitfocus, Inc.	22,787	299,877
	BK Technologies Corp.	34,205	110,482
*	Blackbaud, Inc.	20,451	1,458,770
*	BM Technologies, Inc.	22,486	225,535
*	Bottomline Technologies De, Inc.	73,622	2,971,384
#*	Brightcove, Inc.	108,682	1,246,583
*	BSQUARE Corp.	28,692	90,380
#*	CalAmp Corp.	268,278	3,254,212
*	Calix, Inc.	445,312	20,831,695
*	Cambium Networks Corp.	54,054	2,381,079
*	Cantaloupe, Inc.	10,106	104,496
*	Casa Systems, Inc.	201,978	1,516,855
	Cass Information Systems, Inc.	104,859	4,623,233
*	CEVA, Inc.	152,522	7,571,192
*	ChannelAdvisor Corp.	85,734	1,996,745
#*	Clearfield, Inc.	101,696	4,425,810
*	Cohu, Inc.	252,820	8,952,356
*	CommScope Holding Co., Inc.	172,712	3,654,586
#	Communications Systems, Inc.	89,247	617,589
*	CommVault Systems, Inc.	98,404	7,438,358
*	Computer Task Group, Inc.	250,507	2,232,017
	Comtech Telecommunications Corp.	132,426	3,306,677
*	Conduent, Inc.	599,885	4,025,228
*	Cornerstone OnDemand, Inc.	82,442	3,952,269
#	CSG Systems International, Inc.	239,667	10,871,295
*	CSP, Inc.	49,891	504,398
	CTS Corp.	254,031	8,888,545
#*	CVD Equipment Corp.	29,398	122,296
*	CyberOptics Corp.	58,955	2,762,042
*	Daktronics, Inc.	185,579	1,133,888
*	Data I/O Corp.	59,681	368,232

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Digi International, Inc.	229,360	$4,743,165
#*	Digimarc Corp.	3,695	106,047
*	Diodes, Inc.	190,587	15,628,134
*	DSP Group, Inc.	120,711	1,937,412
#*	DZS, Inc.	31,343	619,024
#	Ebix, Inc.	22,420	677,532
*	EchoStar Corp., Class A	87,618	1,953,881
#*	eGain Corp.	115,135	1,343,625
#*	Electro-Sensors, Inc.	4,550	22,068
#*	eMagin Corp.	1,108	3,246
*	EMCORE Corp.	184,979	1,616,716
*	ePlus, Inc.	103,199	9,541,780
	EVERTEC, Inc.	275,425	12,036,072
#*	Evo Payments, Inc., Class A	84,108	2,455,954
*	ExlService Holdings, Inc.	229,875	26,026,447
*	Extreme Networks, Inc.	126,574	1,393,580
*	Fabrinet	253,135	23,926,320
*	FARO Technologies, Inc.	136,204	9,927,910
*	FormFactor, Inc.	477,470	17,790,532
#*	Frequency Electronics, Inc.	63,023	631,490
#*	Genasys, Inc.	17,433	97,625
#*	GreenSky, Inc., Class A	100,190	658,248
*	Grid Dynamics Holdings, Inc.	9,885	208,079
*	GSI Technology, Inc.	117,578	645,503
#*	GTT Communications, Inc.	17,324	9,701
*	GTY Technology Holdings, Inc.	1,900	13,148
	Hackett Group, Inc. (The)	327,825	5,874,624
#*	Harmonic, Inc.	861,681	7,625,877
#*	I3 Verticals, Inc., Class A	49,986	1,595,553
*	Ichor Holdings, Ltd.	114,802	5,920,339
#*	Identiv, Inc.	23,852	388,311
#*	IEC Electronics Corp.	40,782	448,602
#*	Immersion Corp.	139,065	1,051,331
#*	Infinera Corp.	989,430	9,805,251
	Information Services Group, Inc.	22,807	136,158
#*	Innodata, Inc.	53,202	363,902
*	Insight Enterprises, Inc.	237,629	23,853,199
#*	Intelligent Systems Corp.	4,600	155,434
	InterDigital, Inc.	79,158	5,215,721
*	International Money Express, Inc.	3,698	59,871
*	inTEST Corp.	80,117	1,146,474
*	Intevac, Inc.	76,918	499,967
#*	Iteris, Inc.	102,375	637,796
*	Key Tronic Corp.	24,728	164,936
*	Kimball Electronics, Inc.	183,859	3,748,885
*	Knowles Corp.	664,206	13,310,688
	Kulicke & Soffa Industries, Inc.	431,017	23,430,084
*	KVH Industries, Inc.	157,437	1,782,187
*	Lantronix, Inc.	3,368	17,716
#*	LGL Group, Inc. (The)	51,187	530,297
#*	Limelight Networks, Inc.	491,465	1,381,017
#*	Luna Innovations, Inc.	115,739	1,427,062
*	Magnachip Semiconductor Corp.	86,929	1,806,385
*	MaxLinear, Inc.	312,597	15,076,553
	Methode Electronics, Inc.	275,786	13,190,844
*	Mimecast, Ltd.	41,117	2,284,049
#*	Mitek Systems, Inc.	146,301	3,234,715
#*	Model N, Inc.	64,254	2,079,902
*	Momentive Global, Inc.	52,123	1,094,583

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	MoneyGram International, Inc.	391,483	$4,047,934
#*	Napco Security Technologies, Inc.	185,720	6,565,202
*	NeoPhotonics Corp.	257,982	2,502,425
#*	NETGEAR, Inc.	228,568	7,828,454
#*	NetScout Systems, Inc.	421,806	12,131,141
#*	NetSol Technologies, Inc.	52,765	241,664
	Network-1 Technologies, Inc.	46,583	140,681
*	nLight, Inc.	83,194	2,886,000
#	NVE Corp.	13,442	1,009,091
*	OneSpan, Inc.	201,144	4,962,222
*	Onto Innovation, Inc.	123,731	8,671,068
*	Optical Cable Corp.	37,938	169,962
#*	OSI Systems, Inc.	130,061	13,012,603
#*	PAR Technology Corp.	81,061	4,948,774
*	Paysign, Inc.	15,686	41,725
#	PC Connection, Inc.	145,708	6,929,872
	PC-Tel, Inc.	93,247	620,093
#*	PDF Solutions, Inc.	119,755	2,240,616
#*	Perficient, Inc.	249,085	23,486,225
*	PFSweb, Inc.	17,215	202,448
*	Photronics, Inc.	358,487	4,792,971
#*	Ping Identity Holding Corp.	110,776	2,444,826
#*	Pixelworks, Inc.	114,148	343,585
#*	Plantronics, Inc.	40,878	1,274,985
*	Plexus Corp.	218,222	19,709,811
*	Powerfleet, Inc.	3,865	26,321
#	Progress Software Corp.	329,705	15,031,251
#	QAD, Inc., Class A	90,441	7,845,757
#	QAD, Inc., Class B	28,424	2,445,885
#*	QuickLogic Corp.	2,718	14,405
#*	Rambus, Inc.	814,837	19,279,043
#*	RealNetworks, Inc.	77,832	142,433
*	RF Industries, Ltd.	63,848	611,025
*	Ribbon Communications, Inc.	476,143	3,290,148
	Richardson Electronics, Ltd.	103,699	804,704
#*	Rimini Street, Inc.	64,762	562,782
*	Rogers Corp.	76,669	14,613,111
#*	Rubicon Technology, Inc.	2,007	18,866
*	Sanmina Corp.	222,968	8,566,431
#	Sapiens International Corp. NV	80,327	2,025,044
*	ScanSource, Inc.	214,371	5,914,496
*	SecureWorks Corp., Class A	5,498	110,290
*	SharpSpring, Inc.	13,531	229,892
#*	ShotSpotter, Inc.	14,493	662,330
*	SigmaTron International, Inc.	9,385	56,873
#*	SMART Global Holdings, Inc.	151,202	7,082,302
*	Smith Micro Software, Inc.	60,272	341,140
#*	Socket Mobile, Inc.	14,185	94,188
*	SPS Commerce, Inc.	9,015	982,184
*	SRAX, Inc.	29,242	124,279
*	StarTek, Inc.	41,415	290,733
*	Stratasys, Ltd.	329,007	6,494,598
*	Super Micro Computer, Inc.	124,193	4,724,302
#*	Support.com, Inc.	38,495	308,730
*	Sykes Enterprises, Inc.	303,260	16,272,932
*	Synchronoss Technologies, Inc.	221,314	628,532
*	TESSCO Technologies, Inc.	53,166	319,528
#*	TransAct Technologies, Inc.	75,004	1,248,817
*	Trio-Tech International	6,465	31,420

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TSR, Inc.	52,346	$486,818
	TTEC Holdings, Inc.	148,501	15,518,354
#*	TTM Technologies, Inc.	772,122	10,801,987
#*	Turtle Beach Corp.	5,110	157,899
*	Ultra Clean Holdings, Inc.	241,327	13,034,071
*	Unisys Corp.	294,941	6,591,931
#*	Universal Security Instruments, Inc.	4,738	29,281
*	Upland Software, Inc.	122,194	4,398,984
*	Usio, Inc.	19,778	111,152
#*	Veeco Instruments, Inc.	256,425	5,949,060
#*	Verint Systems, Inc.	92,297	3,938,313
*	Veritone, Inc.	15,188	314,088
#*	Verra Mobility Corp.	202,413	3,098,943
	Vishay Intertechnology, Inc.	137,770	3,048,850
*	Vishay Precision Group, Inc.	106,087	3,854,141
*	Vonage Holdings Corp.	234,698	3,346,793
#	Wayside Technology Group, Inc.	32,917	933,197
#*	Wireless Telecom Group, Inc.	9,852	27,389
#	Xperi Holding Corp.	247,901	5,148,904
*	Zix Corp.	266,368	1,973,787
TOTAL INFORMATION TECHNOLOGY			868,487,381
MATERIALS — (5.6%)
#*	Advanced Emissions Solutions, Inc.	17,698	133,089
*	AdvanSix, Inc.	127,695	4,271,398
*	AgroFresh Solutions, Inc.	165,767	323,246
#*	Allegheny Technologies, Inc.	421,215	8,647,544
*	Alpha Metallurgical Resources, Inc.	4,660	129,874
*	American Biltrite, Inc.	390	85,800
	American Vanguard Corp.	191,294	3,158,264
*	Ampco-Pittsburgh Corp.	5,243	32,664
	Cabot Corp.	98,288	5,411,737
#	Carpenter Technology Corp.	222,634	8,493,487
*	Century Aluminum Co.	836,409	12,178,115
	Chase Corp.	73,821	8,602,361
#*	Clearwater Paper Corp.	104,989	3,096,126
#*	Coeur Mining, Inc.	1,589,252	11,982,960
	Commercial Metals Co.	401,230	13,160,344
	Compass Minerals International, Inc.	156,523	10,731,217
*	Core Molding Technologies, Inc.	66,816	950,792
#*	Domtar Corp.	194,046	10,655,066
	Ecovyst, Inc.	175,949	2,737,766
*	Ferro Corp.	628,833	13,079,726
#*	Ferroglobe P.L.C.	269,358	1,626,922
»	Ferroglobe Representation & Warranty Insurance Trust	447,468	0
#*	Flotek Industries, Inc.	90,977	159,210
*	Forterra, Inc.	135,887	3,205,574
	Fortitude Gold Corp.	56,138	432,824
	Friedman Industries, Inc.	73,974	961,662
	FutureFuel Corp.	224,487	1,908,140
*	GCP Applied Technologies, Inc.	288,475	6,707,044
	Glatfelter Corp.	382,153	5,820,190
	Gold Resource Corp.	196,485	414,583
	Greif, Inc., Class A	96,867	5,872,078
	Greif, Inc., Class B	15,736	958,008
	Hawkins, Inc.	201,464	7,315,158
	Haynes International, Inc.	64,079	2,417,701
#	HB Fuller Co.	83,404	5,389,566
	Hecla Mining Co.	444,255	2,972,066

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ingevity Corp.	59,448	$5,049,513
	Innospec, Inc.	180,162	15,935,329
*	Intrepid Potash, Inc.	67,671	2,050,431
	Kaiser Aluminum Corp.	167,047	20,326,279
*	Koppers Holdings, Inc.	123,165	3,782,397
*	Kraton Corp.	253,004	9,662,223
	Kronos Worldwide, Inc.	178,229	2,479,165
#*	Livent Corp.	335,362	6,542,913
*	LSB Industries, Inc.	11,750	103,400
	Materion Corp.	151,333	10,799,123
	Mercer International, Inc.	471,967	5,488,976
	Minerals Technologies, Inc.	177,293	14,222,444
	Myers Industries, Inc.	319,654	6,770,272
	Neenah, Inc.	141,666	7,121,550
	NewMarket Corp.	761	240,408
#	Nexa Resources SA	101,579	858,343
	Northern Technologies International Corp.	76,828	1,435,147
*	O-I Glass, Inc.	504,847	7,466,687
	Olympic Steel, Inc.	91,634	2,760,016
*	Orion Engineered Carbons SA	14,583	263,661
*	Ramaco Resources, Inc.	4,591	30,163
*	Ranpak Holdings Corp.	141,366	3,621,797
*	Rayonier Advanced Materials, Inc.	153,705	1,071,324
	Resolute Forest Products, Inc.	344,802	4,116,936
*	Ryerson Holding Corp.	159,988	2,516,611
	Schnitzer Steel Industries, Inc., Class A	235,509	12,345,382
	Schweitzer-Mauduit International, Inc.	209,412	8,236,174
	Sensient Technologies Corp.	75,132	6,550,008
	Stepan Co.	166,116	19,593,382
#*	Summit Materials, Inc., Class A	423,755	14,238,168
	SunCoke Energy, Inc.	405,796	3,136,803
*	Synalloy Corp.	59,145	580,212
#*	TimkenSteel Corp.	342,359	4,563,645
#*	Trecora Resources	129,303	1,024,080
	Tredegar Corp.	310,996	4,064,718
	Trinseo SA	143,940	7,824,578
	Tronox Holdings P.L.C., Class A	345,587	6,369,168
*	UFP Technologies, Inc.	28,455	1,701,040
	United States Lime & Minerals, Inc.	58,620	8,148,180
*	Universal Stainless & Alloy Products, Inc.	45,031	507,499
*	US Concrete, Inc.	106,712	7,769,701
*	Venator Materials P.L.C.	153,243	485,780
#	Verso Corp., Class A	241,718	4,597,476
	Warrior Met Coal, Inc.	127,613	2,382,535
	Worthington Industries, Inc.	117,424	7,511,613
TOTAL MATERIALS			420,367,552
REAL ESTATE — (1.0%)
#*	Altisource Portfolio Solutions SA	2,959	27,341
*	CKX Lands, Inc.	15,043	179,809
#	CTO Realty Growth, Inc.	9,953	559,259
*	Five Point Holdings LLC, Class A	29,169	244,145
*	Forestar Group, Inc.	91,723	1,877,570
*	FRP Holdings, Inc.	89,566	5,385,604
	Indus Realty Trust, Inc.	35,272	2,382,624
*	InterGroup Corp. (The)	2,751	126,078
#*	JW Mays, Inc.	2,700	102,600
	Kennedy-Wilson Holdings, Inc.	183,889	3,712,719
*	Marcus & Millichap, Inc.	284,742	11,329,884

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	Maui Land & Pineapple Co., Inc.	36,847	$386,893
	Newmark Group, Inc., Class A	223,233	2,875,241
#*	Rafael Holdings, Inc., Class B	136,561	6,911,352
	RE/MAX Holdings, Inc., Class A	120,157	4,121,385
*	Realogy Holdings Corp.	563,599	9,986,974
	RMR Group, Inc. (The), Class A	67,092	2,632,690
#	St Joe Co. (The)	439,233	19,884,078
#*	Stratus Properties, Inc.	69,131	2,084,300
*	Tejon Ranch Co.	128,733	2,346,803
#*	Trinity Place Holdings, Inc.	45,425	107,657
TOTAL REAL ESTATE			77,265,006
UTILITIES — (1.8%)
	American States Water Co.	56,232	4,966,410
	Artesian Resources Corp., Class A	45,930	1,794,944
	Avista Corp.	134,566	5,763,462
	California Water Service Group	337,112	21,130,180
#	Chesapeake Utilities Corp.	126,428	15,751,665
#	Consolidated Water Co., Ltd.	77,093	977,539
	Genie Energy, Ltd., Class B	210,566	1,240,234
	Global Water Resources, Inc.	665	11,717
	MGE Energy, Inc.	119,431	9,329,950
#	Middlesex Water Co.	130,825	13,310,136
#	Northwest Natural Holding Co.	202,381	10,582,503
	NorthWestern Corp.	72,818	4,513,988
	Otter Tail Corp.	297,207	15,095,144
*	Pure Cycle Corp.	5,601	86,591
#	RGC Resources, Inc.	17,495	443,673
	SJW Group	181,454	12,507,624
#	South Jersey Industries, Inc.	285,814	7,193,938
#	Spark Energy, Inc., Class A	49,668	552,805
	Unitil Corp.	115,409	6,107,444
	York Water Co. (The)	87,307	4,213,436
TOTAL UTILITIES			135,573,383
TOTAL COMMON STOCKS			7,086,858,289
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	18,902	533,792
ENERGY — (0.0%)
#»	Meta Materials, Inc.	18,077	20,969
INDUSTRIALS — (0.0%)
(r)	WESCO International, Inc., Floating Rate Note, 5-Yr. CMT + 10.325%, FRN, 10.625%	55,710	1,729,796
TOTAL PREFERRED STOCKS			2,284,557
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
#*»	Social Reality, Inc. Rights Exp 12/31/19, Class A	16,919	508

U.S. Micro Cap Portfolio
CONTINUED
	Shares	Value†

ENERGY — (0.0%)
#*» Nabors Industries, Ltd. Warrants 06/11/26	7,855	$51,057
TOTAL RIGHTS/WARRANTS		51,565
TOTAL INVESTMENT SECURITIES (Cost $3,874,206,920)		7,089,339,917

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	70,851,707	70,851,707
SECURITIES LENDING COLLATERAL — (4.9%)
@§	The DFA Short Term Investment Fund	31,684,290	366,587,240
TOTAL INVESTMENTS — (100.0%)
(Cost $4,311,617,323)^^			$7,526,778,864
As of July 31, 2021, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	314	09/17/21	$66,432,074	$68,915,150	$2,483,076
Total Futures Contracts			$66,432,074	$68,915,150	$2,483,076
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$145,506	—	$145,506
Common Stocks
Communication Services	$220,903,133	—	—	220,903,133
Consumer Discretionary	970,948,132	25,444	—	970,973,576
Consumer Staples	307,908,288	—	—	307,908,288
Energy	381,496,707	—	—	381,496,707
Financials	1,524,022,571	22,190	—	1,524,044,761
Health Care	821,895,884	1,913,042	—	823,808,926
Industrials	1,356,029,293	283	—	1,356,029,576
Information Technology	868,485,273	2,108	—	868,487,381
Materials	420,367,552	—	—	420,367,552
Real Estate	77,265,006	—	—	77,265,006
Utilities	135,573,383	—	—	135,573,383
Preferred Stocks
Communication Services	533,792	—	—	533,792
Energy	—	20,969	—	20,969
Industrials	1,729,796	—	—	1,729,796
Rights/Warrants
Consumer Discretionary	—	508	—	508
Energy	—	51,057	—	51,057
Temporary Cash Investments	70,851,707	—	—	70,851,707

U.S. Micro Cap Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$366,587,240	—	$366,587,240
Futures Contracts**	$2,483,076	—	—	2,483,076
TOTAL	$7,160,493,593	$368,768,347	—	$7,529,261,940
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.4%)
FINANCIALS — (0.0%)
#	Brookfield Asset Management, Inc., Class A	22,285	$1,203,167
REAL ESTATE — (96.4%)
	Acadia Realty Trust	687,100	14,703,940
#	Agree Realty Corp.	511,589	38,445,913
	Alexander's, Inc.	18,328	5,110,580
	Alexandria Real Estate Equities, Inc.	1,145,283	230,591,279
	American Assets Trust, Inc.	410,339	15,153,819
	American Campus Communities, Inc.	1,094,362	55,057,352
	American Finance Trust, Inc.	735,113	6,226,407
#	American Homes 4 Rent, Class A	2,258,568	94,859,856
	American Tower Corp.	3,512,376	993,299,933
	Americold Realty Trust	107,867	4,190,633
	Apartment Income REIT Corp.	1,179,844	62,106,988
#	Apartment Investment and Management Co., Class A	1,225,247	8,527,719
	Apple Hospitality REIT, Inc.	1,688,255	25,239,412
	AvalonBay Communities, Inc.	1,089,033	248,114,388
#	Bluerock Residential Growth REIT, Inc.	185,356	2,366,996
	Boston Properties, Inc.	1,161,081	136,287,688
#*	Braemar Hotels & Resorts, Inc.	267,216	1,362,802
#	Brandywine Realty Trust	1,358,534	18,965,135
	Brixmor Property Group, Inc.	2,357,024	54,258,693
#	BRT Apartments Corp.	52,130	915,924
	Camden Property Trust	763,307	114,030,433
	CareTrust REIT, Inc.	763,955	18,426,595
#	Cedar Realty Trust, Inc.	54,340	902,044
	Centerspace	104,539	9,408,510
*	Chatham Lodging Trust	378,820	4,651,910
	CIM Commercial Trust Corp.	21,332	174,922
	City Office REIT, Inc.	349,432	4,497,190
#	Clipper Realty, Inc.	86,045	715,894
	Columbia Property Trust, Inc.	914,554	15,245,615
	Community Healthcare Trust, Inc.	179,753	8,957,092
*	Condor Hospitality Trust, Inc.	2,591	15,329
*	CorePoint Lodging, Inc.	333,446	4,481,514
	CoreSite Realty Corp.	341,254	47,164,715
	Corporate Office Properties Trust	893,133	26,293,836
#	Cousins Properties, Inc.	1,196,432	47,522,279
	Crown Castle International Corp.	3,342,140	645,333,813
#	CTO Realty Growth, Inc.	40,881	2,297,103
	CubeSmart	1,580,191	78,472,285
#	CyrusOne, Inc.	956,696	68,183,724
*	DiamondRock Hospitality Co.	1,630,367	14,037,460
	Digital Realty Trust, Inc.	2,181,381	336,281,695
#	Diversified Healthcare Trust	1,908,990	7,445,061
	Douglas Emmett, Inc.	1,392,551	46,511,203
	Duke Realty Corp.	2,943,442	149,762,329
	Easterly Government Properties, Inc.	656,687	14,906,795
	EastGroup Properties, Inc.	315,750	55,641,465
#	Empire State Realty Trust, Inc., Class A	1,154,588	13,196,941
	EPR Properties	592,691	29,812,357
	Equinix, Inc.	615,942	505,324,976
	Equity Commonwealth	280,462	7,373,346

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Equity LifeStyle Properties, Inc.	1,361,344	$114,080,627
	Equity Residential	2,768,287	232,895,985
#»	ESC WAR IND	433,542	116,016
#	Essential Properties Realty Trust, Inc.	909,654	27,107,689
	Essex Property Trust, Inc.	508,171	166,730,905
	Extra Space Storage, Inc.	1,037,819	180,725,801
	Federal Realty Investment Trust	543,521	63,880,023
	First Industrial Realty Trust, Inc.	1,025,001	56,149,555
	Four Corners Property Trust, Inc.	595,594	17,099,504
#	Franklin Street Properties Corp.	867,356	4,527,598
	Gaming and Leisure Properties, Inc.	1,755,001	83,081,747
	Getty Realty Corp.	295,096	9,322,083
#	Gladstone Commercial Corp.	279,182	6,471,439
	Global Medical REIT, Inc.	421,692	6,561,528
	Global Net Lease, Inc.	724,216	13,376,270
#	Global Self Storage, Inc.	43,975	226,032
	Healthcare Realty Trust, Inc.	1,110,455	35,401,305
#	Healthcare Trust of America, Inc., Class A	1,736,379	49,643,076
	Healthpeak Properties, Inc.	4,230,741	156,410,495
#*	Hersha Hospitality Trust	280,812	2,642,441
	Highwoods Properties, Inc.	825,886	39,386,503
*	Host Hotels & Resorts, Inc.	5,591,576	89,073,806
	Hudson Pacific Properties, Inc.	1,196,716	32,622,478
	Independence Realty Trust, Inc.	777,698	14,994,017
#	Indus Realty Trust, Inc.	314	21,211
#	Industrial Logistics Properties Trust	522,599	14,162,433
	Invitation Homes, Inc.	4,451,692	181,094,831
#	Iron Mountain, Inc.	2,239,435	97,997,676
	JBG SMITH Properties	940,665	30,693,899
	Kilroy Realty Corp.	830,814	57,550,486
#	Kimco Realty Corp.	3,440,606	73,388,126
#	Kite Realty Group Trust	671,095	13,529,275
	Lamar Advertising Co., Class A	687,062	73,240,809
	Lexington Realty Trust	2,200,236	28,933,103
	Life Storage, Inc.	602,356	70,692,500
#	LTC Properties, Inc.	312,427	11,825,362
	Macerich Co. (The)	1,496,056	24,385,713
#	Mack-Cali Realty Corp.	678,105	12,205,890
	Medical Properties Trust, Inc.	4,590,411	96,536,343
	MGM Growth Properties LLC, Class A	1,200,514	45,379,429
	Mid-America Apartment Communities, Inc.	886,181	171,121,551
	Monmouth Real Estate Investment Corp.	743,602	14,158,182
	National Health Investors, Inc.	360,983	24,629,870
	National Retail Properties, Inc.	1,391,857	68,020,052
	National Storage Affiliates Trust	572,402	31,007,016
	New Senior Investment Group, Inc.	669,820	6,175,740
#	NexPoint Residential Trust, Inc.	159,941	9,428,522
	Office Properties Income Trust	386,392	11,197,640
	Omega Healthcare Investors, Inc.	1,840,209	66,762,783
#	One Liberty Properties, Inc.	133,180	4,073,976
*	Outfront Media, Inc.	1,156,318	27,624,437
#	Paramount Group, Inc.	1,394,645	13,611,735
*	Park Hotels & Resorts, Inc.	1,873,640	34,662,340
#	Pebblebrook Hotel Trust	1,042,920	23,455,271
	Physicians Realty Trust	1,673,506	31,712,939
	Piedmont Office Realty Trust, Inc., Class A	987,455	18,781,394
#	Plymouth Industrial REIT, Inc.	165,577	3,821,517
	Postal Realty Trust, Inc., Class A	2,074	39,862
#	Preferred Apartment Communities, Inc., Class A	318,753	3,359,657

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Prologis, Inc.	5,718,668	$732,218,251
	PS Business Parks, Inc.	164,138	25,223,086
	Public Storage	1,215,651	379,866,625
#	Realty Income Corp.	2,951,458	207,457,983
	Regency Centers Corp.	1,207,688	78,994,872
	Retail Opportunity Investments Corp.	940,853	16,624,873
	Retail Properties of America, Inc., Class A	1,708,649	21,546,064
	Retail Value, Inc.	139,433	3,407,743
#	Rexford Industrial Realty, Inc.	1,044,106	64,233,401
	RLJ Lodging Trust	1,313,878	18,854,149
	RPT Realty	650,782	8,290,963
*	Ryman Hospitality Properties, Inc.	414,072	31,759,322
	Sabra Health Care REIT, Inc.	1,665,978	30,970,531
	Saul Centers, Inc.	114,554	5,223,662
	SBA Communications Corp.	850,461	289,998,696
#*	Seritage Growth Properties	299,307	4,750,002
	Service Properties Trust	1,312,249	14,605,331
	Simon Property Group, Inc.	2,535,117	320,743,003
	SITE Centers Corp.	1,303,899	20,679,838
#	SL Green Realty Corp.	549,784	40,936,917
#*	Sotherly Hotels, Inc.	103,271	240,621
	Spirit Realty Capital, Inc.	911,257	45,763,327
	STAG Industrial, Inc.	1,252,038	51,734,210
	STORE Capital Corp.	1,947,171	70,468,119
#*	Summit Hotel Properties, Inc.	841,603	7,582,843
	Sun Communities, Inc.	888,624	174,268,053
*	Sunstone Hotel Investors, Inc.	1,720,749	19,857,443
#	Tanger Factory Outlet Centers, Inc.	744,958	12,790,929
	Terreno Realty Corp.	546,497	37,358,535
	UDR, Inc.	2,333,609	128,325,159
	UMH Properties, Inc.	308,201	7,174,919
#	Uniti Group, Inc.	1,805,042	21,137,042
	Universal Health Realty Income Trust	104,643	6,252,419
	Urban Edge Properties	931,649	17,701,331
	Urstadt Biddle Properties, Inc.	49,143	825,081
	Urstadt Biddle Properties, Inc., Class A	242,061	4,616,103
	Ventas, Inc.	2,942,209	175,885,254
	VEREIT, Inc.	1,808,651	88,569,639
#	VICI Properties, Inc.	2,552,350	79,607,797
	Vornado Realty Trust	1,290,111	56,119,829
#	Washington Real Estate Investment Trust	668,139	16,229,096
	Weingarten Realty Investors	964,511	31,047,609
	Welltower, Inc.	3,228,187	280,400,323
*	Wheeler Real Estate Investment Trust, Inc.	1,281	3,523
	Whitestone REIT	313,590	2,775,272
#	WP Carey, Inc.	1,396,048	112,647,113
*	Xenia Hotels & Resorts, Inc.	905,899	16,016,294
TOTAL REAL ESTATE			10,872,445,576
TOTAL COMMON STOCKS			10,873,648,743
PREFERRED STOCKS — (0.0%)
REAL ESTATE — (0.0%)
#	Brookfield Property Preferred L.P., 6.250%	16,035	400,073

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
RIGHTS/WARRANTS — (0.0%)
REAL ESTATE — (0.0%)
*»	Wheeler Real Estate Investment Trust, Inc. Rights 08/13/21	161	$0
TOTAL INVESTMENT SECURITIES (Cost $6,002,115,965)			10,874,048,816

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	96,196,484	96,196,484
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	26,278,954	304,047,503
TOTAL INVESTMENTS — (100.0%)
(Cost $6,402,334,395)^^			$11,274,292,803
As of July 31, 2021, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	391	09/17/21	$83,194,122	$85,814,725	$2,620,603
Total Futures Contracts			$83,194,122	$85,814,725	$2,620,603
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Financials	$1,203,167	—	—	$1,203,167
Real Estate	10,872,329,560	$116,016	—	10,872,445,576
Preferred Stocks
Real Estate	400,073	—	—	400,073
Temporary Cash Investments	96,196,484	—	—	96,196,484
Securities Lending Collateral	—	304,047,503	—	304,047,503
Futures Contracts**	2,620,603	—	—	2,620,603
TOTAL	$10,972,749,887	$304,163,519	—	$11,276,913,406
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
*	Afterpay, Ltd.	22,552	$1,603,049
	AGL Energy, Ltd.	157,174	832,336
	ALS, Ltd.	242,483	2,277,261
	Altium, Ltd.	18,031	450,325
	Alumina, Ltd.	849,959	1,042,329
	AMP, Ltd.	1,051,035	805,173
	Ampol, Ltd.	84,715	1,763,611
	Ansell, Ltd.	62,963	1,820,530
	APA Group	287,796	2,019,460
	Aristocrat Leisure, Ltd.	172,834	5,296,531
	ASX, Ltd.	49,418	2,799,509
	Atlas Arteria, Ltd.	352,211	1,627,150
	Aurizon Holdings, Ltd.	1,216,488	3,452,276
	AusNet Services, Ltd.	607,453	812,395
	Australia & New Zealand Banking Group, Ltd.	691,667	14,081,355
	Bank of Queensland, Ltd.	290,272	1,924,007
	Bendigo & Adelaide Bank, Ltd.	248,391	1,885,607
	BHP Group, Ltd.	697,375	27,392,057
#	BHP Group, Ltd., Sponsored ADR	64,786	5,089,588
	BlueScope Steel, Ltd.	226,303	4,013,103
	Brambles, Ltd.	509,466	4,361,880
	Breville Group, Ltd.	36,183	860,173
	Carsales.com, Ltd.	148,076	2,387,725
#	CIMIC Group, Ltd.	27,686	419,813
	Cleanaway Waste Management, Ltd.	949,737	1,779,773
	Cochlear, Ltd.	14,527	2,628,209
	Coles Group, Ltd.	337,836	4,347,794
	Commonwealth Bank of Australia	325,528	23,863,827
	Computershare, Ltd.	272,850	3,137,145
*	Crown Resorts, Ltd.	159,728	1,013,373
	CSL, Ltd.	137,898	29,357,185
	Domino's Pizza Enterprises, Ltd.	19,831	1,706,263
	Downer EDI, Ltd.	194,227	755,635
	Eagers Automotive, Ltd.	23,957	279,771
*	Endeavour Group, Ltd.	387,995	1,887,761
	Evolution Mining, Ltd.	815,225	2,479,324
	Fortescue Metals Group, Ltd.	650,204	11,880,919
	Harvey Norman Holdings, Ltd.	479,253	2,001,560
#	IDP Education, Ltd.	86,024	1,782,528
	IGO, Ltd.	305,089	2,081,602
	Iluka Resources, Ltd.	103,255	752,714
	Incitec Pivot, Ltd.	1,373,475	2,707,468
	Insurance Australia Group, Ltd.	722,472	2,576,446
	James Hardie Industries P.L.C.	134,782	4,547,348
#	JB Hi-Fi, Ltd.	74,704	2,638,070
	Lendlease Corp., Ltd.	227,259	2,039,831
*	Lynas Rare Earths, Ltd.	214,923	1,161,663
	Macquarie Group, Ltd.	90,177	10,412,646
	Magellan Financial Group, Ltd.	47,244	1,704,522
	Medibank Pvt, Ltd.	1,322,753	3,226,040
	Metcash, Ltd.	613,711	1,816,851
	Mineral Resources, Ltd.	101,894	4,714,551
	National Australia Bank, Ltd.	811,247	15,470,270
	Newcrest Mining, Ltd.	302,241	5,841,576
*	NEXTDC, Ltd.	113,072	1,062,884

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Nine Entertainment Co. Holdings, Ltd.	916,503	$1,868,765
	Northern Star Resources, Ltd.	473,628	3,529,082
	Oil Search, Ltd.	791,668	2,212,702
	Orica, Ltd.	187,512	1,710,249
	Origin Energy, Ltd.	723,560	2,186,046
	OZ Minerals, Ltd.	163,331	2,769,089
*	Pilbara Minerals, Ltd.	437,932	608,726
	Premier Investments, Ltd.	53,581	1,060,694
#	Pro Medicus, Ltd.	19,112	816,985
*	Qantas Airways, Ltd.	84,341	284,315
	QBE Insurance Group, Ltd.	544,830	4,366,213
	Qube Holdings, Ltd.	789,436	1,701,154
	Ramsay Health Care, Ltd.	53,426	2,526,719
#	REA Group, Ltd.	13,480	1,605,789
	Reece, Ltd.	78,480	1,361,451
	Reliance Worldwide Corp., Ltd.	336,860	1,375,959
	Rio Tinto, Ltd.	123,447	12,099,034
	Santos, Ltd.	1,105,951	5,218,853
	SEEK, Ltd.	67,391	1,457,798
	Seven Group Holdings, Ltd.	78,137	1,340,106
	Sonic Healthcare, Ltd.	165,803	4,898,881
#	South32, Ltd., ADR	6,560	72,291
	South32, Ltd.	1,706,542	3,739,531
	Spark Infrastructure Group	155,812	309,875
*	Star Entertainment Grp, Ltd. (The)	172,384	434,483
	Suncorp Group, Ltd.	459,145	3,899,458
*	Sydney Airport	239,771	1,379,684
	Tabcorp Holdings, Ltd.	752,250	2,745,791
	Telstra Corp., Ltd.	1,393,377	3,881,145
#	TPG Telecom, Ltd.	149,090	680,267
	Transurban Group	469,092	4,947,882
	Treasury Wine Estates, Ltd.	276,851	2,428,458
	Wesfarmers, Ltd.	328,349	14,804,154
	Westpac Banking Corp.	717,446	12,887,083
	WiseTech Global, Ltd.	10,258	232,678
	Woodside Petroleum, Ltd.	318,615	5,118,219
	Woolworths Group, Ltd.	387,995	11,099,070
	Worley, Ltd.	173,749	1,426,723
*	Xero, Ltd.	20,345	2,110,841
#*	Zip Co., Ltd.	105,346	514,227
TOTAL AUSTRALIA			368,383,262
AUSTRIA — (0.2%)
	Erste Group Bank AG	102,744	3,981,389
	OMV AG	68,663	3,707,373
	Raiffeisen Bank International AG	68,223	1,613,116
#	Verbund AG	14,535	1,340,704
	voestalpine AG	67,596	2,982,041
TOTAL AUSTRIA			13,624,623
BELGIUM — (0.9%)
	Ageas SA	91,328	4,822,668
	Anheuser-Busch InBev SA	265,831	16,777,153
*	Argenx SE	4,901	1,496,647
	D'ieteren Group	4,394	704,263
#	Elia Group SA	11,284	1,333,666
	Etablissements Franz Colruyt NV	38,336	2,179,693
	KBC Group NV	93,187	7,503,665

Large Cap International Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Proximus SADP	97,726	$2,008,296
	Solvay SA	66,015	8,816,732
	UCB SA	40,891	4,422,659
	Umicore SA	88,726	5,506,933
TOTAL BELGIUM			55,572,375
CANADA — (9.7%)
	Agnico Eagle Mines, Ltd.	76,104	4,922,407
#*	Air Canada	32,400	648,727
#	Algonquin Power & Utilities Corp.	33,162	528,423
	Algonquin Power & Utilities Corp.	85,451	1,364,653
	Alimentation Couche-Tard, Inc., Class B	315,416	12,714,228
#	AltaGas, Ltd.	153,726	3,254,171
	B2Gold Corp.	2,044	8,564
#	Bank of Montreal	27,175	2,690,708
	Bank of Montreal	161,778	16,129,267
	Bank of Nova Scotia (The)	177,168	11,058,089
	Bank of Nova Scotia (The)	160,343	10,011,817
	Barrick Gold Corp.	378,293	8,235,439
	Barrick Gold Corp.	141,263	3,059,886
*	Bausch Health Cos., Inc.	91,944	2,689,362
	BCE, Inc.	30,629	1,528,693
*	BlackBerry, Ltd.	192,200	1,952,752
#*	Brookfield Asset Management Reinsurance Partners Ltd., Class A	635	34,376
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	527	28,558
	Brookfield Asset Management, Inc., Class A	92,109	4,972,406
	Brookfield Asset Management, Inc., Class A	76,401	4,124,890
#	BRP, Inc.	8,200	687,036
	BRP, Inc.	5,600	469,000
*	CAE, Inc.	53,979	1,647,979
	Cameco Corp.	163,900	2,917,420
	Canadian Imperial Bank of Commerce	92,098	10,709,087
	Canadian Imperial Bank of Commerce	53,368	6,203,496
	Canadian National Railway Co.	149,760	16,272,416
	Canadian National Railway Co.	76,670	8,328,662
	Canadian Natural Resources, Ltd.	25,336	836,072
	Canadian Natural Resources, Ltd.	328,235	10,838,320
#	Canadian Pacific Railway, Ltd.	156,830	11,645,344
	Canadian Pacific Railway, Ltd.	63,720	4,735,670
#	Canadian Tire Corp., Ltd., Class A	28,898	4,445,882
#	Canadian Utilities, Ltd., Class A	43,172	1,264,778
#*	Canopy Growth Corp.	22,059	417,806
#*	Canopy Growth Corp.	13,441	254,169
#	CCL Industries, Inc., Class B	76,417	4,382,524
#	Cenovus Energy, Inc.	114,003	951,243
	Cenovus Energy, Inc.	298,359	2,488,314
*	CGI, Inc.	56,942	5,177,736
*	CGI, Inc.	34,697	3,156,270
	Constellation Software, Inc.	6,443	10,320,523
*	Descartes Systems Group, Inc. (The)	15,836	1,148,605
*	Descartes Systems Group, Inc. (The)	3,030	220,160
#	Dollarama, Inc.	78,900	3,715,434
	Element Fleet Management Corp.	247,968	2,838,236
#	Emera, Inc.	69,812	3,256,140
	Empire Co., Ltd., Class A	97,882	3,214,352
	Enbridge, Inc.	34,288	1,351,604
	Enbridge, Inc.	347,957	13,692,108
	Endeavour Mining P.L.C.	99,700	2,374,228
	Fairfax Financial Holdings, Ltd.	15,288	6,439,929

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	First Quantum Minerals, Ltd.	216,962	$4,646,697
	FirstService Corp.	3,957	735,844
	FirstService Corp.	23,665	4,407,881
#	Fortis, Inc.	102,559	4,651,161
	Fortis, Inc.	2,900	131,486
#	Franco-Nevada Corp.	24,816	3,968,327
#	George Weston, Ltd.	42,848	4,443,471
	Gildan Activewear, Inc.	54,600	1,883,154
#	Great-West Lifeco, Inc.	102,559	3,085,977
	Hydro One, Ltd.	67,923	1,676,842
	iA Financial Corp., Inc.	52,200	2,887,820
	IGM Financial, Inc.	58,964	2,080,943
#	Imperial Oil, Ltd.	23,070	632,040
#	Imperial Oil, Ltd.	67,601	1,850,915
	Intact Financial Corp.	42,108	5,737,704
#*	Ivanhoe Mines, Ltd., Class A	143,700	1,066,577
#	Keyera Corp.	68,100	1,823,132
	Kinross Gold Corp.	1,053,311	6,897,684
	Kinross Gold Corp.	145,397	953,804
	Kirkland Lake Gold, Ltd.	79,988	3,420,455
	Kirkland Lake Gold, Ltd.	63,910	2,731,513
*	Lightspeed POS, Inc.	11,268	963,752
	Loblaw Cos., Ltd.	71,364	4,827,782
	Lundin Mining Corp.	499,795	4,554,881
	Magna International, Inc.	129,514	10,857,159
	Manulife Financial Corp.	169,484	3,276,654
#	Manulife Financial Corp.	193,210	3,734,749
	Metro, Inc.	111,373	5,775,768
	National Bank of Canada	172,267	13,185,136
#	Northland Power, Inc.	89,530	3,141,731
	Nutrien, Ltd.	104,511	6,207,930
	Onex Corp.	67,365	5,134,988
#	Open Text Corp.	39,200	2,036,037
	Open Text Corp.	68,664	3,564,348
#	Pan American Silver Corp.	88,247	2,477,791
	Pan American Silver Corp.	13,463	377,906
#	Parkland Corp.	59,028	1,878,809
	Pembina Pipeline Corp.	250,079	8,265,111
#	Quebecor, Inc., Class B	73,007	1,910,026
	Restaurant Brands International, Inc.	63,671	4,344,081
	Restaurant Brands International, Inc.	28,059	1,913,343
	Ritchie Bros Auctioneers, Inc.	27,100	1,617,833
	Ritchie Bros Auctioneers, Inc.	33,634	2,008,959
	Rogers Communications, Inc., Class B	60,368	3,081,304
	Rogers Communications, Inc., Class B	63,944	3,263,062
	Royal Bank of Canada	310,579	31,411,397
	Royal Bank of Canada	206,240	20,859,114
	Saputo, Inc.	96,872	2,795,281
	Shaw Communications, Inc., Class B	91,735	2,679,403
	Shaw Communications, Inc., Class B	169,614	4,949,337
*	Shopify, Inc., Class A	926	1,390,188
*	Shopify, Inc., Class A	11,223	16,833,714
#	Stantec, Inc.	52,633	2,450,244
	Sun Life Financial, Inc.	44,687	2,327,478
	Sun Life Financial, Inc.	126,444	6,578,881
	Suncor Energy, Inc.	268,397	5,268,633
	TC Energy Corp.	28,748	1,401,454
	TC Energy Corp.	263,816	12,855,754
	Teck Resources, Ltd., Class B	788	17,988

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Teck Resources, Ltd., Class B	176,804	$4,038,203
	TELUS Corp.	78,760	1,749,310
#	TFI International, Inc.	17,313	1,938,068
	TFI International, Inc.	24,470	2,741,129
	Thomson Reuters Corp.	5,033	533,313
#	Thomson Reuters Corp.	31,623	3,351,722
#*	Tilray, Inc.	358,846	5,242,740
	TMX Group, Ltd.	21,681	2,380,983
*	Topicus.com, Inc.	3,711	279,589
	Toromont Industries, Ltd.	58,598	4,951,897
	Toronto-Dominion Bank (The)	199,832	13,286,361
	Toronto-Dominion Bank (The)	286,785	19,056,863
#	Tourmaline Oil Corp.	213,176	5,819,794
	Waste Connections, Inc.	29,582	3,747,720
	Waste Connections, Inc.	22,131	2,803,650
#	West Fraser Timber Co., Ltd.	68,767	4,932,638
	Wheaton Precious Metals Corp.	69,871	3,224,547
	WSP Global, Inc.	54,332	6,449,203
	Yamana Gold, Inc.	90,867	407,993
TOTAL CANADA			593,225,115
CHINA — (0.0%)
#*	China Evergrande New Energy Vehicle Group, Ltd.	483,000	780,108
DENMARK — (2.3%)
	Ambu A.S., Class B	32,094	1,187,371
	AP Moller - Maersk A.S., Class A	731	1,954,259
	AP Moller - Maersk A.S., Class B	953	2,644,787
	Carlsberg A.S., Class B	40,127	7,414,884
	Chr Hansen Holding A.S.	31,106	2,797,382
	Coloplast A.S., Class B	36,465	6,668,119
	Danske Bank A.S.	269,867	4,729,692
#*	Demant A.S.	42,650	2,606,661
	DSV Panalpina A.S.	41,869	10,206,191
*	Genmab A.S.	21,371	9,659,240
	GN Store Nord A.S.	92,731	8,126,330
	H Lundbeck A.S.	30,323	915,019
	Novo Nordisk A.S., Sponsored ADR	45,587	4,221,356
	Novo Nordisk A.S., Class B	461,515	42,723,032
#	Novozymes A.S., Class B	101,695	7,989,646
	Orsted A.S.	30,613	4,540,524
	Pandora A.S.	74,525	9,640,330
	Rockwool International A.S., Class A	43	19,858
	Rockwool International A.S., Class B	4,284	2,273,202
	Tryg A.S.	106,087	2,621,915
	Vestas Wind Systems A.S.	229,037	8,445,633
TOTAL DENMARK			141,385,431
FINLAND — (1.4%)
	Elisa Oyj	79,278	5,095,291
	Fortum Oyj	277,850	7,654,842
	Kesko Oyj, Class A	63,431	2,463,505
	Kesko Oyj, Class B	161,040	6,902,488
	Kone Oyj, Class B	107,052	8,866,752
	Metso Outotec Oyj	227,050	2,577,952
#	Neste Oyj	139,653	8,584,578
*	Nokia Oyj	2,258,672	13,878,047
*	Nokia Oyj	268,823	1,650,006

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#*	Nokia Oyj, Sponsored ADR	13,928	$84,682
	Nordea Bank Abp	598,154	7,004,628
	Nordea Bank Abp	40,252	472,393
	Sampo Oyj, Class A	141,984	6,833,490
	Stora Enso Oyj, Class R	310,558	6,149,569
	UPM-Kymmene Oyj	182,897	7,474,155
	Wartsila OYJ Abp	122,637	1,847,465
TOTAL FINLAND			87,539,843
FRANCE — (9.3%)
*	Accor SA	76,311	2,700,653
*	Aeroports de Paris	12,794	1,550,844
	Air Liquide SA	137,694	23,946,149
*	Airbus SE	172,375	23,644,443
#*	Alstom SA	70,038	2,904,920
	Amundi SA	25,588	2,363,139
	Arkema SA	63,365	8,065,377
	Atos SE	33,746	1,613,825
	AXA SA	353,725	9,160,425
	BioMerieux	11,388	1,357,864
	BNP Paribas SA	260,043	15,857,196
	Bollore SA	332,511	1,858,178
	Bouygues SA	141,264	5,444,518
	Bureau Veritas SA	128,593	4,246,621
	Capgemini SE	75,156	16,245,170
	Carrefour SA	459,251	8,530,252
	Cie de Saint-Gobain	159,277	11,384,841
#	Cie Generale des Etablissements Michelin SCA	108,150	17,665,468
	CNP Assurances	79,981	1,359,531
	Credit Agricole SA	227,815	3,176,541
	Danone SA, Sponsored ADR	13,003	191,404
	Danone SA	201,721	14,837,283
#	Dassault Aviation SA	974	1,159,695
	Dassault Systemes SE	128,695	7,099,099
#	Edenred	77,897	4,525,499
	Eiffage SA	77,712	7,922,322
	Electricite de France SA	193,670	2,351,065
	Engie SA	527,549	7,035,027
	EssilorLuxottica SA	48,105	9,081,401
	Eurofins Scientific SE	61,620	7,370,510
	Faurecia SE	22,283	994,546
	Faurecia SE	4,800	218,705
#	Getlink SE	138,760	2,222,739
	Hermes International	9,337	14,274,180
#	Iliad SA	25,279	5,447,749
	Ipsen SA	29,135	3,113,379
	Kering SA	22,325	20,028,622
	Legrand SA	103,472	11,660,866
	L'Oreal SA	51,173	23,411,316
	LVMH Moet Hennessy Louis Vuitton SE	80,526	64,474,511
	Orange SA, Sponsored ADR	22,324	248,913
	Orange SA	1,406,145	15,649,174
	Orpea SA	28,143	3,573,806
#	Pernod Ricard SA	31,627	6,980,282
	Publicis Groupe SA	195,315	12,330,357
#	Remy Cointreau SA	5,982	1,314,072
*	Renault SA	82,254	3,124,059
#	Safran SA	70,575	9,236,456
	Sanofi	173,630	17,896,601

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Sartorius Stedim Biotech	9,315	$5,317,409
	Schneider Electric SE	116,541	19,519,256
	Schneider Electric SE	935	157,060
	SEB SA	18,657	3,100,013
	Societe Generale SA	284,223	8,323,669
*	Sodexo SA	34,446	2,934,987
	Sodexo SA	16,625	1,417,968
*	SOITEC	6,778	1,625,008
	STMicroelectronics NV	178,896	7,362,241
#	STMicroelectronics NV	33,658	1,389,066
	Suez SA	115,747	2,699,983
	Teleperformance	18,259	7,701,583
	Thales SA	52,041	5,461,949
#	TotalEnergies SE, Sponsored ADR	44,433	1,938,612
	TotalEnergies SE	522,923	22,802,951
#*	Ubisoft Entertainment SA	43,982	2,788,186
	Valeo	210,255	6,079,695
	Veolia Environnement SA, ADR	17,086	561,617
	Veolia Environnement SA	103,111	3,381,775
	Vinci SA	129,077	13,665,952
#	Vivendi SE	123,507	4,172,847
*	Worldline SA	65,193	6,102,066
TOTAL FRANCE			569,353,486
GERMANY — (7.0%)
	Adidas AG	48,528	17,613,401
	Allianz SE	57,816	14,370,938
#	Allianz SE, Sponsored ADR	184,229	4,577,170
#	Aroundtown SA	389,567	3,049,168
	BASF SE	165,314	12,990,113
	Bayer AG	332,314	19,798,933
	Bayerische Motoren Werke AG	149,022	14,817,446
	Bechtle AG	13,610	2,810,229
	Beiersdorf AG	19,877	2,360,864
	Brenntag SE	124,454	12,430,379
#	Carl Zeiss Meditec AG	8,889	1,979,692
*	Commerzbank AG	435,124	2,802,173
*	Continental AG	58,740	7,979,540
	Covestro AG	129,529	8,344,412
	Daimler AG	307,664	27,455,757
*	Delivery Hero SE	16,303	2,437,177
*	Deutsche Bank AG	18,657	235,195
*	Deutsche Bank AG	703,602	8,802,061
	Deutsche Boerse AG	57,872	9,656,750
	Deutsche Post AG	337,563	22,877,037
	Deutsche Telekom AG	1,271,712	26,393,298
	Deutsche Wohnen SE	60,860	3,799,619
	E.ON SE	733,067	9,011,963
	Evonik Industries AG	86,989	3,024,617
	Fielmann AG	13,678	1,027,161
	Fresenius Medical Care AG & Co., KGaA	120,499	9,497,875
	Fresenius SE & Co., KGaA	200,905	10,559,559
	Hannover Rueck SE	17,011	2,859,266
#	Hapag-Lloyd AG	16,092	3,476,484
	HeidelbergCement AG	73,792	6,539,277
#*	Hella GmbH & Co., KGaA	12,231	856,292
#*	HelloFresh SE	63,309	5,934,546
	Henkel AG & Co., KGaA	18,264	1,660,653
	Infineon Technologies AG	216,880	8,287,880

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	KION Group AG	61,560	$6,537,300
	Knorr-Bremse AG	10,198	1,154,818
	LEG Immobilien SE	26,919	4,254,459
	Merck KGaA	28,849	5,905,505
	MTU Aero Engines AG	17,219	4,307,114
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,955	7,003,281
	Nemetschek SE	32,759	2,890,910
	Puma SE	4,563	559,740
	Puma SE	17,900	2,195,782
*	QIAGEN NV	23,495	1,240,301
*	QIAGEN NV	51,021	2,734,362
	Rational AG	1,973	2,148,444
	RTL Group SA	25,491	1,443,127
	RWE AG	257,480	9,154,873
	SAP SE	212,517	30,498,577
	Scout24 AG	25,754	2,205,423
	Siemens AG	130,592	20,376,663
	Siemens Healthineers AG	48,068	3,173,512
	Symrise AG, Class A	42,268	6,232,370
*	Talanx AG	26,647	1,132,194
#*	TeamViewer AG	46,781	1,572,847
	Telefonica Deutschland Holding AG	927,240	2,499,428
*	thyssenkrupp AG	78,995	787,015
	Uniper SE	47,883	1,869,493
	United Internet AG	79,842	3,304,446
	Volkswagen AG	13,157	4,366,626
	Vonovia SE	124,425	8,284,082
	Wacker Chemie AG	6,071	893,068
*	Zalando SE	17,375	1,930,576
TOTAL GERMANY			430,973,261
HONG KONG — (2.4%)
	AIA Group, Ltd.	3,249,000	38,876,756
	ASM Pacific Technology, Ltd.	118,200	1,524,034
	Bank of East Asia, Ltd. (The)	385,272	634,785
	BOC Aviation, Ltd.	203,200	1,494,061
	BOC Hong Kong Holdings, Ltd.	779,500	2,503,194
	Budweiser Brewing Co. APAC, Ltd.	241,200	673,144
*	Cathay Pacific Airways, Ltd.	62,000	49,749
	Chow Tai Fook Jewellery Group, Ltd.	569,000	1,192,906
	CK Asset Holdings, Ltd.	522,486	3,554,835
	CK Hutchison Holdings, Ltd.	743,462	5,431,957
	CK Infrastructure Holdings, Ltd.	217,500	1,313,022
	CLP Holdings, Ltd.	305,900	3,154,263
*	Galaxy Entertainment Group, Ltd.	272,000	1,843,354
	Hang Lung Properties, Ltd.	907,000	2,347,668
	Hang Seng Bank, Ltd.	191,900	3,675,163
	Henderson Land Development Co., Ltd.	505,571	2,258,840
	HK Electric Investments & HK Electric Investments, Ltd.	818,500	830,124
	HKT Trust & HKT, Ltd.	3,060,000	4,159,392
	Hong Kong & China Gas Co., Ltd.	2,413,661	3,925,429
	Hong Kong Exchanges & Clearing, Ltd.	349,451	22,333,303
	JS Global Lifestyle Co., Ltd.	347,500	876,216
	Man Wah Holdings, Ltd.	777,200	1,559,448
*	Melco Resorts & Entertainment, Ltd., ADR	34,136	475,173
	MTR Corp., Ltd.	275,314	1,632,240
	New World Development Co., Ltd.	608,215	2,883,401
#	Orient Overseas International, Ltd.	51,500	941,508
	Power Assets Holdings, Ltd.	462,207	2,988,256

Large Cap International Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Prada SpA	186,900	$1,464,499
*	Sands China, Ltd.	261,200	889,661
	Sino Land Co., Ltd.	1,428,464	2,188,932
	SITC International Holdings Co., Ltd.	675,000	2,784,626
*	SJM Holdings, Ltd.	763,000	688,164
	Sun Hung Kai Properties, Ltd.	220,108	3,148,724
	Swire Pacific, Ltd., Class A	218,500	1,357,285
	Swire Pacific, Ltd., Class B	387,500	395,818
	Swire Properties, Ltd.	188,600	536,408
	Techtronic Industries Co., Ltd.	447,000	7,971,030
	WH Group, Ltd.	8,054,500	6,673,693
	Wharf Real Estate Investment Co., Ltd.	278,609	1,573,550
*	Wynn Macau, Ltd.	468,800	600,818
	Xinyi Glass Holdings, Ltd.	914,000	3,415,947
TOTAL HONG KONG			146,821,376
IRELAND — (0.7%)
*	AIB Group P.L.C.	128,722	316,148
	CRH P.L.C., Sponsored ADR	289,609	14,448,593
*	Flutter Entertainment P.L.C.	17,600	3,000,338
*	Flutter Entertainment P.L.C.	14,971	2,556,817
	Kerry Group P.L.C., Class A	13,859	2,053,523
	Kerry Group P.L.C., Class A	18,318	2,705,309
	Kingspan Group P.L.C.	57,444	6,246,681
	Smurfit Kappa Group P.L.C.	174,089	9,821,052
TOTAL IRELAND			41,148,461
ISRAEL — (0.5%)
	Alony Hetz Properties & Investments, Ltd.	55,963	762,414
	Amot Investments, Ltd.	77,083	508,934
	Ashtrom Group, Ltd.	11,611	249,723
	Azrieli Group, Ltd.	5,030	400,612
*	Bank Hapoalim BM	226,539	1,802,780
*	Bank Leumi Le-Israel BM	269,953	2,062,761
*	Bezeq The Israeli Telecommunication Corp., Ltd.	758,064	809,678
*	Big Shopping Centers, Ltd.	1,455	203,451
	Elbit Systems, Ltd.	6,571	865,304
#	Elbit Systems, Ltd.	3,204	424,947
*	First International Bank Of Israel, Ltd. (The)	40,435	1,282,199
	Harel Insurance Investments & Financial Services, Ltd.	80,294	761,806
	ICL Group, Ltd.	201,962	1,471,716
*	Israel Discount Bank, Ltd., Class A	444,277	2,081,216
	Maytronics, Ltd.	14,185	308,550
*	Melisron, Ltd.	9,415	694,227
	Mivne Real Estate KD, Ltd.	33,903	101,303
*	Mizrahi Tefahot Bank, Ltd.	66,091	2,002,928
#*	Nice, Ltd., Sponsored ADR	18,312	5,102,639
*	Nova, Ltd.	12,010	1,150,934
#	Phoenix Holdings, Ltd. (The)	136,655	1,305,926
#	Shapir Engineering and Industry, Ltd.	76,428	566,060
#*	Shikun & Binui, Ltd.	153,413	869,155
	Shufersal, Ltd.	45,953	369,845
	Strauss Group, Ltd.	28,156	780,483
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	342,134	3,301,593
*	Tower Semiconductor, Ltd.	7,742	215,615
*	Tower Semiconductor, Ltd.	63,725	1,719,766
TOTAL ISRAEL			32,176,565

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (1.9%)
#	Amplifon SpA	66,280	$3,273,204
	Assicurazioni Generali SpA	429,547	8,564,365
*	Atlantia SpA	237,948	4,316,013
	CNH Industrial NV	386,728	6,457,415
#	Davide Campari-Milano NV	109,082	1,533,533
	DiaSorin SpA	7,932	1,609,835
	Enel SpA	2,271,536	20,933,403
	Eni SpA	658,327	7,785,120
#	Ferrari NV	35,703	7,781,127
	Ferrari NV	2,034	444,002
*	FinecoBank Banca Fineco SpA	268,985	4,816,559
#	Infrastrutture Wireless Italiane SpA	94,346	1,065,749
	Intesa Sanpaolo SpA	3,350,476	9,255,844
*	Mediobanca Banca di Credito Finanziario SpA	293,203	3,431,770
	Moncler SpA	70,122	4,816,167
*	Nexi SpA	50,087	1,073,128
	Poste Italiane SpA	196,592	2,601,399
	Prysmian SpA	49,036	1,758,106
	Recordati Industria Chimica e Farmaceutica SpA	60,469	3,740,107
	Snam SpA	661,149	3,999,177
	Telecom Italia SpA	6,106,646	2,674,168
	Telecom Italia SpA	4,281,711	1,996,254
	Telecom Italia SpA, Sponsored ADR	53,165	231,799
	Tenaris SA	101,644	1,035,645
	Tenaris SA, ADR	49,576	1,013,333
	Terna SpA	354,252	2,811,483
	UniCredit SpA	766,324	9,166,279
#	UnipolSai Assicurazioni SpA	317,629	881,833
TOTAL ITALY			119,066,817
JAPAN — (21.1%)
	ABC-Mart, Inc.	11,700	645,095
	Acom Co., Ltd.	127,800	524,548
	Advantest Corp.	66,600	5,879,511
	Aeon Co., Ltd.	219,700	6,012,051
	AEON Financial Service Co., Ltd.	73,500	905,514
	Aeon Mall Co., Ltd.	38,848	592,126
	AGC, Inc.	115,800	4,951,971
	Aica Kogyo Co., Ltd.	24,100	851,551
	Ain Holdings, Inc.	12,700	777,429
	Air Water, Inc.	175,500	2,623,584
	Aisin Corp.	66,900	2,708,373
	Ajinomoto Co., Inc.	232,600	5,925,926
	Alfresa Holdings Corp.	76,400	1,163,563
	Alps Alpine Co., Ltd.	101,800	1,059,625
	Amada Co., Ltd.	164,800	1,693,836
	Amano Corp.	34,400	848,194
*	ANA Holdings, Inc.	15,800	370,244
#	Anritsu Corp.	81,800	1,429,669
	Aozora Bank, Ltd.	50,200	1,129,900
	As One Corp.	3,900	529,870
	Asahi Group Holdings, Ltd.	118,300	5,322,853
	Asahi Intecc Co., Ltd.	37,200	1,008,012
	Asahi Kasei Corp.	596,100	6,500,421
	Asics Corp.	46,700	1,031,351
	Astellas Pharma, Inc.	404,675	6,445,410
	Azbil Corp.	33,800	1,318,136
	Bandai Namco Holdings, Inc.	67,900	4,393,411
	Bank of Kyoto, Ltd. (The)	27,788	1,196,672

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BayCurrent Consulting, Inc.	3,300	$1,314,161
	Benefit One, Inc.	30,400	1,001,038
	Benesse Holdings, Inc.	55,600	1,279,408
	Bridgestone Corp.	145,713	6,419,366
	Brother Industries, Ltd.	152,200	3,097,411
	Calbee, Inc.	52,800	1,213,045
	Canon Marketing Japan, Inc.	23,700	530,861
#	Canon, Inc., Sponsored ADR	22,768	525,485
	Canon, Inc.	149,500	3,442,695
	Capcom Co., Ltd.	58,000	1,594,759
	Casio Computer Co., Ltd.	38,900	634,032
	Central Japan Railway Co.	24,145	3,512,244
	Chiba Bank, Ltd. (The)	185,437	1,054,892
	Chubu Electric Power Co., Inc.	146,800	1,761,683
	Chugai Pharmaceutical Co., Ltd.	183,900	6,776,808
#	Chugoku Electric Power Co., Inc. (The)	89,200	806,323
	Coca-Cola Bottlers Japan Holdings, Inc.	57,060	931,173
#	cocokara fine, Inc.	1,400	104,519
	COMSYS Holdings Corp.	60,800	1,689,787
	Concordia Financial Group, Ltd.	368,864	1,320,454
	Cosmos Pharmaceutical Corp.	6,400	1,086,416
	Create SD Holdings Co., Ltd.	8,200	275,236
	Credit Saison Co., Ltd.	127,600	1,522,030
	CyberAgent, Inc.	104,400	1,879,037
	Dai Nippon Printing Co., Ltd.	80,600	1,899,366
	Daicel Corp.	107,400	891,973
	Daifuku Co., Ltd.	20,549	1,841,381
	Dai-ichi Life Holdings, Inc.	186,165	3,426,374
	Daiichi Sankyo Co., Ltd.	191,038	3,783,372
	Daiichikosho Co., Ltd.	26,500	928,179
	Daikin Industries, Ltd.	74,200	15,495,383
	Daio Paper Corp.	59,700	1,029,036
	Daito Trust Construction Co., Ltd.	31,700	3,724,430
	Daiwa House Industry Co., Ltd.	253,100	7,760,099
	Daiwa Securities Group, Inc.	548,800	2,885,779
	DeNA Co., Ltd.	41,400	779,559
	Denka Co., Ltd.	80,900	2,799,789
	Denso Corp.	68,700	4,719,768
	Dentsu Group, Inc.	58,882	2,046,383
	DIC Corp.	77,900	2,105,170
	Disco Corp.	6,500	1,856,118
	Dowa Holdings Co., Ltd.	36,840	1,431,552
	East Japan Railway Co.	51,000	3,397,741
	Ebara Corp.	61,400	3,037,151
	Eisai Co., Ltd.	57,900	4,762,435
	Electric Power Development Co., Ltd.	50,000	731,988
	ENEOS Holdings, Inc.	996,670	4,186,606
#	Ezaki Glico Co., Ltd.	21,300	795,749
	Fancl Corp.	28,000	890,034
	FANUC Corp.	23,000	5,151,253
	Fast Retailing Co., Ltd.	17,500	11,868,552
	Food & Life Cos., Ltd.	39,800	1,621,639
	FP Corp.	31,200	1,201,095
#*	Freee KK	5,500	472,116
	Fuji Corp.	18,600	437,705
	Fuji Electric Co., Ltd.	61,900	2,708,952
	Fuji Kyuko Co., Ltd.	4,800	222,034
	Fuji Media Holdings, Inc.	21,500	233,252
	Fuji Oil Holdings, Inc.	40,600	919,040

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FUJIFILM Holdings Corp.	54,900	$3,939,778
	Fujitsu General, Ltd.	30,200	779,053
	Fujitsu, Ltd.	75,944	12,920,383
	Fukuoka Financial Group, Inc.	88,700	1,495,049
	Fukuyama Transporting Co., Ltd.	16,207	608,562
	Fuyo General Lease Co., Ltd.	2,900	189,489
	GMO internet, Inc.	38,900	1,025,724
	GMO Payment Gateway, Inc.	9,000	1,156,927
	Goldwin, Inc.	11,000	687,685
	GS Yuasa Corp.	19,400	498,404
	Hakuhodo DY Holdings, Inc.	62,100	944,573
	Hamamatsu Photonics KK	26,500	1,473,414
	Hankyu Hanshin Holdings, Inc.	78,648	2,325,681
	Harmonic Drive Systems, Inc.	2,600	143,824
	Haseko Corp.	275,600	3,729,498
	Hikari Tsushin, Inc.	7,600	1,315,793
	Hino Motors, Ltd.	103,600	908,229
	Hirose Electric Co., Ltd.	9,900	1,483,085
	Hisamitsu Pharmaceutical Co., Inc.	16,680	730,590
	Hitachi Construction Machinery Co., Ltd.	56,600	1,599,259
*	Hitachi Metals, Ltd.	66,300	1,294,774
	Hitachi Transport System, Ltd.	30,715	1,231,058
	Hitachi, Ltd.	297,615	17,118,571
	Honda Motor Co., Ltd., Sponsored ADR	30,582	981,682
	Honda Motor Co., Ltd.	311,769	10,013,355
#	Horiba, Ltd.	17,300	1,189,037
	Hoshizaki Corp.	8,500	713,770
	House Foods Group, Inc.	27,900	868,504
	Hoya Corp.	118,000	16,658,002
	Hulic Co., Ltd.	172,100	1,957,937
	Ibiden Co., Ltd.	34,700	1,838,239
	Idemitsu Kosan Co., Ltd.	105,539	2,484,373
*	IHI Corp.	138,400	3,201,195
	Iida Group Holdings Co., Ltd.	54,050	1,304,264
	Infomart Corp.	91,200	752,502
	Information Services International-Dentsu, Ltd.	1,900	75,192
	Inpex Corp.	369,117	2,617,984
	Internet Initiative Japan, Inc.	23,600	749,363
	IR Japan Holdings, Ltd.	2,200	272,241
	Isetan Mitsukoshi Holdings, Ltd.	170,980	1,157,789
	Isuzu Motors, Ltd.	337,593	4,503,384
	Ito En, Ltd.	10,700	631,341
#	ITOCHU Corp.	355,500	10,522,528
	Itochu Techno-Solutions Corp.	28,300	868,119
	Itoham Yonekyu Holdings, Inc.	71,000	472,268
	Iwatani Corp.	29,900	1,717,725
	Izumi Co., Ltd.	31,900	1,091,918
	J Front Retailing Co., Ltd.	112,300	946,306
*	Japan Airlines Co., Ltd.	40,400	842,235
#*	Japan Airport Terminal Co., Ltd.	14,000	604,994
	Japan Exchange Group, Inc.	167,200	3,802,965
	Japan Post Holdings Co., Ltd.	273,290	2,319,805
	Japan Post Insurance Co., Ltd.	62,700	1,111,579
	Japan Tobacco, Inc.	388,900	7,599,220
	JCR Pharmaceuticals Co., Ltd.	24,200	682,751
	Jeol, Ltd.	13,200	858,385
	JFE Holdings, Inc.	185,613	2,257,007
	JGC Holdings Corp.	105,200	947,081
*	JMDC, Inc.	4,800	246,072

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JSR Corp.	58,600	$1,964,271
	JTEKT Corp.	105,860	1,005,785
	Justsystems Corp.	13,500	784,313
	Kadokawa Corp.	15,300	597,437
	Kagome Co., Ltd.	23,200	595,784
	Kajima Corp.	275,800	3,550,315
	Kakaku.com, Inc.	38,000	1,036,988
	Kaken Pharmaceutical Co., Ltd.	7,100	314,268
	Kamigumi Co., Ltd.	48,000	1,012,932
	Kaneka Corp.	34,800	1,377,983
	Kansai Electric Power Co., Inc. (The)	178,800	1,686,597
	Kansai Paint Co., Ltd.	29,000	712,223
	Kao Corp.	131,100	7,893,704
	Katitas Co., Ltd.	2,600	77,548
*	Kawasaki Heavy Industries, Ltd.	124,000	2,602,651
	KDDI Corp.	742,300	22,702,208
	Keihan Holdings Co., Ltd.	35,700	981,462
	Keikyu Corp.	62,700	744,900
	Keio Corp.	19,800	1,109,081
	Keisei Electric Railway Co., Ltd.	24,000	714,782
	Kewpie Corp.	61,000	1,371,701
	Keyence Corp.	32,004	17,826,308
	Kikkoman Corp.	36,700	2,247,395
	Kinden Corp.	65,500	1,062,164
*	Kintetsu Group Holdings Co., Ltd.	32,128	1,085,636
	Kirin Holdings Co., Ltd.	173,200	3,167,966
	Kobayashi Pharmaceutical Co., Ltd.	11,400	909,321
	Kobe Bussan Co., Ltd.	34,800	1,171,729
	Koei Tecmo Holdings Co., Ltd.	8,762	411,668
	Koito Manufacturing Co., Ltd.	32,600	1,995,138
	Komatsu, Ltd.	226,700	5,680,881
	Konami Holdings Corp.	26,300	1,456,640
	Konica Minolta, Inc.	204,800	1,053,175
	Kose Corp.	3,390	535,657
	K's Holdings Corp.	114,556	1,353,442
	Kubota Corp.	210,200	4,395,589
	Kuraray Co., Ltd.	212,100	1,969,472
	Kurita Water Industries, Ltd.	29,600	1,437,629
	Kusuri no Aoki Holdings Co., Ltd.	8,200	549,164
	Kyocera Corp.	57,215	3,535,422
	Kyowa Exeo Corp.	45,800	1,138,464
	Kyowa Kirin Co., Ltd.	32,300	1,051,402
	Kyudenko Corp.	33,600	1,197,412
	Kyushu Electric Power Co., Inc.	128,400	970,599
	Kyushu Railway Co.	41,400	933,571
	Lasertec Corp.	25,600	4,805,928
#	Lawson, Inc.	34,500	1,733,973
	Lion Corp.	59,100	1,022,973
	Lixil Corp.	138,140	3,769,851
	M3, Inc.	132,200	8,646,763
	Mabuchi Motor Co., Ltd.	20,600	774,732
	Makita Corp.	69,200	3,598,327
	Mani, Inc.	20,500	437,566
	Marubeni Corp.	519,900	4,425,082
	Marui Group Co., Ltd.	75,200	1,317,286
	Maruichi Steel Tube, Ltd.	30,900	745,432
	Matsumotokiyoshi Holdings Co., Ltd.	30,800	1,368,506
*	Mazda Motor Corp.	202,299	1,995,660
	McDonald's Holdings Co. Japan, Ltd.	15,500	698,521

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	513,249	$1,098,460
	Medipal Holdings Corp.	78,750	1,483,114
	MEIJI Holdings Co., Ltd.	62,312	3,857,159
	Menicon Co., Ltd.	10,700	782,115
*	Mercari, Inc.	6,800	355,917
	Minebea Mitsumi, Inc.	171,400	4,627,955
	MISUMI Group, Inc.	53,500	1,864,751
	Mitsubishi Chemical Holdings Corp.	480,090	4,028,389
	Mitsubishi Corp.	219,000	6,142,679
	Mitsubishi Electric Corp.	483,800	6,563,830
	Mitsubishi Estate Co., Ltd.	290,353	4,554,743
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,249,853
	Mitsubishi HC Capital, Inc.	667,970	3,643,325
	Mitsubishi Heavy Industries, Ltd.	194,300	5,613,952
	Mitsubishi Logistics Corp.	28,700	852,633
	Mitsubishi Materials Corp.	62,400	1,301,898
*	Mitsubishi Motors Corp.	313,799	881,689
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	4,822,351
	Mitsubishi UFJ Financial Group, Inc.	1,348,172	7,121,957
	Mitsui & Co., Ltd., Sponsored ADR	2,088	960,564
	Mitsui & Co., Ltd.	256,055	5,877,079
	Mitsui Chemicals, Inc.	121,900	3,887,258
	Mitsui Fudosan Co., Ltd.	175,600	4,106,802
	Mitsui OSK Lines, Ltd.	40,300	2,091,073
	Miura Co., Ltd.	16,200	715,372
	Mixi, Inc.	1,500	37,783
	Mizuho Financial Group, Inc.	416,512	5,951,794
*	Money Forward, Inc.	3,900	240,379
	MonotaRO Co., Ltd.	62,000	1,426,170
	Morinaga Milk Industry Co., Ltd.	30,100	1,686,603
	MS&AD Insurance Group Holdings, Inc.	76,095	2,352,176
	Murata Manufacturing Co., Ltd.	159,900	13,269,417
	Nabtesco Corp.	39,900	1,511,270
*	Nagoya Railroad Co., Ltd.	57,728	972,121
	Nankai Electric Railway Co., Ltd.	32,500	690,140
	NEC Corp.	138,555	7,027,076
	NEC Networks & System Integration Corp.	28,800	510,726
	NET One Systems Co., Ltd.	55,600	1,906,772
	Nexon Co., Ltd.	71,700	1,475,307
	NGK Insulators, Ltd.	120,700	1,932,993
	NGK Spark Plug Co., Ltd.	119,400	1,758,424
	NH Foods, Ltd.	42,600	1,718,233
	Nichirei Corp.	82,300	2,251,685
	Nidec Corp.	85,200	9,563,146
	Nifco, Inc.	72,200	2,399,701
	Nihon Kohden Corp.	43,400	1,325,834
	Nihon M&A Center, Inc.	109,000	3,035,542
	Nihon Unisys, Ltd.	49,200	1,483,573
	Nikon Corp.	142,100	1,322,859
	Nintendo Co., Ltd.	30,500	15,680,139
	Nippo Corp.	28,200	783,368
	Nippon Electric Glass Co., Ltd.	17,800	404,182
	Nippon Express Co., Ltd.	42,800	3,126,529
#	Nippon Paint Holdings Co., Ltd.	126,000	1,608,287
	Nippon Sanso Holdings Corp.	89,700	1,985,603
	Nippon Shinyaku Co., Ltd.	13,700	1,030,671
	Nippon Shokubai Co., Ltd.	15,200	731,130
	Nippon Steel Corp.	228,442	3,962,851
	Nippon Telegraph & Telephone Corp.	341,500	8,745,171

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Yusen K.K.	140,900	$7,613,109
	Nipro Corp.	128,000	1,589,849
	Nissan Chemical Corp.	45,700	2,239,924
*	Nissan Motor Co., Ltd.	420,100	2,438,192
	Nisshin Seifun Group, Inc.	74,170	1,195,812
	Nissin Foods Holdings Co., Ltd.	28,600	2,035,186
	Nitori Holdings Co., Ltd.	21,400	4,067,627
	Nitto Denko Corp.	75,800	5,631,820
	NOF Corp.	33,800	1,719,214
	NOK Corp.	45,780	605,560
	Nomura Holdings, Inc.	295,500	1,479,741
	Nomura Holdings, Inc., Sponsored ADR	295,400	1,471,092
	Nomura Real Estate Holdings, Inc.	84,900	2,105,218
	Nomura Research Institute, Ltd.	102,234	3,289,873
	NS Solutions Corp.	22,700	722,644
	NSK, Ltd.	134,553	1,110,447
	NTT Data Corp.	249,600	3,866,187
	Obayashi Corp.	394,200	3,223,473
	OBIC Business Consultants Co., Ltd.	4,500	230,344
	Obic Co., Ltd.	12,300	2,161,766
	Odakyu Electric Railway Co., Ltd.	55,400	1,322,184
	Oji Holdings Corp.	516,100	2,975,566
	Olympus Corp.	370,800	7,630,821
	Omron Corp.	37,600	3,217,621
	Ono Pharmaceutical Co., Ltd.	155,800	3,556,626
	Open House Co., Ltd.	34,000	1,719,031
	Oracle Corp.	12,300	918,810
#	Orient Corp.	373,200	468,427
	Oriental Land Co., Ltd.	20,900	2,863,307
	ORIX Corp.	381,000	6,665,746
	Osaka Gas Co., Ltd.	85,500	1,597,372
	Otsuka Corp.	26,100	1,356,172
	Otsuka Holdings Co., Ltd.	64,600	2,567,789
	PALTAC Corp.	11,700	543,370
	Pan Pacific International Holdings Corp.	133,300	2,782,509
	Panasonic Corp.	840,587	10,150,141
	Panasonic Corp., Sponsored ADR	106,991	1,297,801
*	Park24 Co., Ltd.	75,700	1,427,367
	Penta-Ocean Construction Co., Ltd.	65,300	442,489
*	PeptiDream, Inc.	20,700	854,325
	Persol Holdings Co., Ltd.	101,100	2,039,730
	Pigeon Corp.	48,500	1,396,471
	Pola Orbis Holdings, Inc.	19,200	458,964
	Rakus Co., Ltd.	24,600	692,474
	Rakuten Group, Inc.	110,613	1,217,191
	Recruit Holdings Co., Ltd.	356,200	18,462,066
	Relo Group, Inc.	63,800	1,407,993
*	Renesas Electronics Corp.	304,100	3,300,591
	Rengo Co., Ltd.	168,900	1,437,922
*	RENOVA, Inc.	12,400	559,684
	Resona Holdings, Inc.	795,631	2,987,338
	Ricoh Co., Ltd.	245,300	2,680,355
	Rinnai Corp.	12,800	1,189,113
	Rohm Co., Ltd.	24,662	2,405,976
	Rohto Pharmaceutical Co., Ltd.	53,200	1,402,516
	Ryohin Keikaku Co., Ltd.	80,900	1,641,152
	Sankyu, Inc.	50,500	2,269,843
*	Sansan, Inc.	3,100	253,490
	Santen Pharmaceutical Co., Ltd.	122,500	1,659,856

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanwa Holdings Corp.	177,500	$2,160,063
	Sawai Group Holdings Co., Ltd.	500	21,416
	SBI Holdings, Inc.	89,650	2,146,038
	SCREEN Holdings Co., Ltd.	12,500	1,132,326
	SCSK Corp.	22,100	1,331,966
	Secom Co., Ltd.	46,000	3,481,765
	Sega Sammy Holdings, Inc.	77,448	976,880
*	Seibu Holdings, Inc.	86,300	973,768
	Seiko Epson Corp.	199,100	3,425,698
	Seino Holdings Co., Ltd.	71,200	906,201
	Sekisui Chemical Co., Ltd.	177,100	3,055,941
#	Sekisui House, Ltd.	235,960	4,673,302
	Seria Co., Ltd.	23,700	852,510
	Seven & I Holdings Co., Ltd.	278,476	12,425,710
	Seven Bank, Ltd.	581,600	1,268,730
	SG Holdings Co., Ltd.	109,000	2,930,904
	Sharp Corp.	75,799	1,164,232
*	SHIFT, Inc.	1,600	293,530
	Shimadzu Corp.	60,600	2,444,027
	Shimamura Co., Ltd.	9,554	923,544
	Shimano, Inc.	14,500	3,711,695
	Shimizu Corp.	326,100	2,401,578
	Shin-Etsu Chemical Co., Ltd.	76,000	12,397,815
	Shinko Electric Industries Co., Ltd.	29,800	1,012,926
	Shinsei Bank, Ltd.	69,600	920,553
	Shionogi & Co., Ltd.	57,100	3,007,153
	Ship Healthcare Holdings, Inc.	48,000	1,210,454
	Shiseido Co., Ltd.	72,700	4,858,954
	Shizuoka Bank, Ltd. (The)	156,770	1,132,140
	SHO-BOND Holdings Co., Ltd.	15,300	646,295
	Showa Denko K.K.	60,100	1,724,496
*	Skylark Holdings Co., Ltd.	139,100	1,873,537
	SMC Corp.	6,900	4,101,868
	SMS Co., Ltd.	32,900	921,542
	Softbank Corp.	656,300	8,572,068
	SoftBank Group Corp.	425,976	26,787,769
	Sohgo Security Services Co., Ltd.	32,200	1,505,693
	Sojitz Corp.	575,000	1,759,089
	Sompo Holdings, Inc.	88,794	3,670,928
	Sony Group Corp.	367,700	38,412,322
	Sotetsu Holdings, Inc.	16,644	329,255
	Square Enix Holdings Co., Ltd.	27,500	1,426,885
	Stanley Electric Co., Ltd.	49,300	1,286,382
	Subaru Corp.	315,486	6,198,343
	Sugi Holdings Co., Ltd.	17,600	1,298,819
	SUMCO Corp.	126,400	2,923,419
	Sumitomo Chemical Co., Ltd.	908,548	4,729,461
	Sumitomo Corp.	205,900	2,798,162
	Sumitomo Dainippon Pharma Co., Ltd.	59,769	1,034,917
	Sumitomo Electric Industries, Ltd.	353,200	5,017,812
	Sumitomo Forestry Co., Ltd.	92,400	1,748,130
	Sumitomo Heavy Industries, Ltd.	88,500	2,451,249
	Sumitomo Metal Mining Co., Ltd.	83,536	3,385,494
	Sumitomo Mitsui Financial Group, Inc.	232,940	7,852,188
	Sumitomo Mitsui Trust Holdings, Inc.	123,340	4,048,751
	Sumitomo Realty & Development Co., Ltd.	91,300	2,975,760
	Sumitomo Rubber Industries, Ltd.	148,400	1,997,335
	Sundrug Co., Ltd.	41,100	1,334,192
	Suntory Beverage & Food, Ltd.	69,600	2,440,345

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suzuken Co., Ltd.	33,738	$973,603
	Suzuki Motor Corp.	94,100	3,828,505
	Sysmex Corp.	52,200	6,211,307
	Systena Corp.	4,300	79,700
	T&D Holdings, Inc.	190,200	2,433,561
	Taiheiyo Cement Corp.	119,900	2,793,509
	Taisei Corp.	128,600	4,333,995
	Taisho Pharmaceutical Holdings Co., Ltd.	14,200	795,243
	Taiyo Yuden Co., Ltd.	65,800	3,376,911
	Takara Bio, Inc.	16,000	399,965
	Takara Holdings, Inc.	36,800	428,213
	Takeda Pharmaceutical Co., Ltd.	392,852	13,076,674
	TBS Holdings, Inc.	17,600	264,882
	TDK Corp.	71,034	8,104,979
	TechnoPro Holdings, Inc.	62,400	1,560,694
	Teijin, Ltd.	186,000	2,800,597
	Terumo Corp.	154,500	5,996,258
	THK Co., Ltd.	43,600	1,249,106
	TIS, Inc.	87,900	2,279,796
	Tobu Railway Co., Ltd.	35,200	915,340
	Toda Corp.	117,400	836,783
	Toei Animation Co., Ltd.	2,900	396,796
	Toei Co., Ltd.	2,800	505,163
	Toho Co., Ltd.	21,800	949,053
	Toho Gas Co., Ltd.	15,900	772,860
	Tohoku Electric Power Co., Inc.	127,100	962,939
	Tokai Carbon Co., Ltd.	129,200	1,706,648
	Tokio Marine Holdings, Inc.	109,481	5,217,981
	Tokyo Century Corp.	36,100	1,986,692
*	Tokyo Electric Power Co. Holdings, Inc.	453,700	1,209,199
	Tokyo Electron, Ltd.	43,700	18,022,991
	Tokyo Gas Co., Ltd.	94,000	1,779,299
	Tokyo Ohka Kogyo Co., Ltd.	11,000	712,926
	Tokyo Tatemono Co., Ltd.	101,019	1,519,819
	Tokyu Corp.	91,318	1,223,901
	Tokyu Fudosan Holdings Corp.	367,300	2,073,536
	Toppan, Inc.	100,000	1,696,307
	Toray Industries, Inc.	910,893	5,997,487
	Toshiba Corp.	88,800	3,822,082
	Toshiba TEC Corp.	17,400	701,017
	Tosoh Corp.	159,400	2,797,321
	TOTO, Ltd.	42,000	2,177,707
	Toyo Seikan Group Holdings, Ltd.	72,000	979,652
	Toyo Suisan Kaisha, Ltd.	39,600	1,511,822
	Toyo Tire Corp.	110,400	2,084,574
	Toyoda Gosei Co., Ltd.	33,300	782,740
	Toyota Boshoku Corp.	67,300	1,357,683
	Toyota Industries Corp.	24,200	2,030,018
#	Toyota Motor Corp., Sponsored ADR	50,791	9,134,253
	Toyota Motor Corp.	484,123	43,462,373
	Toyota Tsusho Corp.	59,760	2,821,560
	Trend Micro, Inc., Sponsored ADR	777	40,730
	Trend Micro, Inc.	42,500	2,212,682
	TS Tech Co., Ltd.	42,600	633,773
	Tsumura & Co.	25,800	813,834
	Tsuruha Holdings, Inc.	13,400	1,582,069
	Ube Industries, Ltd.	86,755	1,742,431
	Ulvac, Inc.	12,600	613,556
	Unicharm Corp.	84,500	3,391,604

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	USS Co., Ltd.	83,600	$1,455,303
	Welcia Holdings Co., Ltd.	22,800	776,105
	West Japan Railway Co.	30,200	1,640,839
#	Workman Co., Ltd.	6,500	448,458
	Yakult Honsha Co., Ltd.	32,200	1,902,857
	Yamada Holdings Co., Ltd.	263,300	1,243,947
	Yamaha Corp.	20,800	1,152,611
	Yamaha Motor Co., Ltd.	143,400	3,590,835
	Yamato Holdings Co., Ltd.	140,200	4,040,581
#	Yamazaki Baking Co., Ltd.	61,100	838,903
#	Yaoko Co., Ltd.	11,800	712,071
	Yaskawa Electric Corp.	44,600	2,208,445
	Yokogawa Electric Corp.	115,000	1,769,181
	Yokohama Rubber Co., Ltd. (The)	95,800	1,912,977
	Z Holdings Corp.	877,800	4,393,546
	Zenkoku Hosho Co., Ltd.	44,100	2,000,857
	Zensho Holdings Co., Ltd.	53,100	1,347,163
	Zeon Corp.	82,400	1,125,853
	ZOZO, Inc.	38,500	1,311,260
TOTAL JAPAN			1,288,969,320
NETHERLANDS — (4.5%)
*	ABN AMRO Bank NV	201,391	2,347,538
*	Adyen NV	3,907	10,588,162
#	Aegon NV	329,360	1,402,283
#	Aegon NV	449,338	1,891,714
	Akzo Nobel NV	74,601	9,215,241
#	ArcelorMittal SA	249,404	8,788,983
	ASM International NV	24,083	8,547,297
	ASML Holding NV	30,871	23,597,095
	ASML Holding NV	74,284	56,956,514
	Coca-Cola European Partners P.L.C.	102,269	6,326,600
	Euronext NV	31,096	3,459,311
*	GrandVision NV	36,650	1,233,458
	Heineken NV	67,737	7,888,090
	IMCD NV	27,111	4,697,307
	ING Groep NV	743,432	9,538,747
*	Just Eat Takeaway.com NV	29,839	2,642,095
	Koninklijke Ahold Delhaize NV	678,021	21,076,171
#	Koninklijke DSM NV	58,161	11,724,171
#	Koninklijke KPN NV	3,038,814	9,971,477
#	Koninklijke Philips NV	128,055	5,904,544
	Koninklijke Philips NV	123,569	5,689,119
#	NN Group NV	112,644	5,600,250
	Prosus NV	82,380	7,349,811
	Randstad NV	71,837	5,211,816
	Signify NV	72,935	4,085,727
	Stellantis NV	850,830	16,336,984
	Stellantis NV	82,519	1,582,427
	Stellantis NV	153,344	2,939,604
	Wolters Kluwer NV	149,849	17,083,287
TOTAL NETHERLANDS			273,675,823
NEW ZEALAND — (0.4%)
#*	a2 Milk Co., Ltd. (The)	233,998	1,017,392
*	Auckland International Airport, Ltd.	213,362	1,076,486
	Chorus, Ltd.	272,664	1,170,389
	Contact Energy, Ltd.	207,764	1,180,949

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	EBOS Group, Ltd.	73,060	$1,580,403
	Fisher & Paykel Healthcare Corp., Ltd.	154,697	3,405,171
	Fletcher Building, Ltd.	373,853	1,990,656
	Fonterra Co-operative Group, Ltd.	22,286	58,063
	Genesis Energy, Ltd.	157,334	376,319
	Infratil, Ltd.	264,620	1,347,956
	Mainfreight, Ltd.	27,514	1,572,896
	Mercury NZ, Ltd.	135,382	622,899
	Meridian Energy, Ltd.	234,465	852,490
#	Port of Tauranga, Ltd.	122,522	609,428
	Ryman Healthcare, Ltd.	72,445	665,402
	Spark New Zealand, Ltd.	736,512	2,431,055
	Summerset Group Holdings, Ltd.	116,729	1,050,101
	Vector, Ltd.	65,942	187,104
TOTAL NEW ZEALAND			21,195,159
NORWAY — (0.7%)
*	Adevinta ASA	27,167	522,351
	Aker ASA, Class A	6,205	475,739
	Aker BP ASA	45,662	1,230,079
	Atea ASA	41,458	789,896
	Austevoll Seafood ASA	52,279	659,095
	Bakkafrost P/F	11,509	978,062
	Borregaard ASA	49,880	1,297,575
	DNB Bank ASA	175,934	3,602,499
	Elkem ASA	150,498	556,996
	Entra ASA	45,470	1,107,604
	Equinor ASA	303,757	5,916,939
	Gjensidige Forsikring ASA	49,938	1,142,736
*	Golar LNG, Ltd.	6,906	77,071
	Golden Ocean Group, Ltd.	53,136	523,569
	Kongsberg Gruppen ASA	36,323	1,040,325
	Leroy Seafood Group ASA	99,259	904,307
#	Mowi ASA	92,851	2,365,825
#*	NEL ASA	350,630	669,628
*	Nordic Semiconductor ASA	36,982	1,210,970
	Norsk Hydro ASA	405,924	2,700,610
	Orkla ASA	209,260	1,900,583
	Salmar ASA	16,472	1,092,617
#	Scatec ASA	27,319	586,960
#	Schibsted ASA, Class A	10,165	538,781
	Schibsted ASA, Class B	11,593	536,229
	SpareBank 1 SR-Bank ASA	83,003	1,086,572
	Storebrand ASA	184,557	1,584,614
	Subsea 7 SA	106,330	851,293
	Telenor ASA	181,689	3,154,510
	Tomra Systems ASA	35,649	2,060,056
	Veidekke ASA	18,926	243,767
	Yara International ASA	55,172	2,907,924
TOTAL NORWAY			44,315,782
PORTUGAL — (0.2%)
	Banco Espirito Santo SA	513,592	0
	EDP - Energias de Portugal SA	475,395	2,465,859
	EDP Renovaveis SA	79,039	1,855,956
	Galp Energia SGPS SA	379,808	3,703,780
	Jeronimo Martins SGPS SA	109,726	2,236,554
TOTAL PORTUGAL			10,262,149

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (0.7%)
	CapitaLand, Ltd.	304,250	$903,916
	City Developments, Ltd.	149,000	751,631
	Dairy Farm International Holdings, Ltd.	104,600	393,078
	DBS Group Holdings, Ltd.	462,726	10,354,117
	Frasers Property, Ltd.	50,400	42,036
	Genting Singapore, Ltd.	1,000,900	597,236
	Great Eastern Holdings, Ltd.	13,000	207,367
	Hongkong Land Holdings, Ltd.	264,700	1,200,938
	Jardine Cycle & Carriage, Ltd.	71,910	1,087,913
	Keppel Corp., Ltd.	524,200	2,119,228
#	Olam International, Ltd.	381,455	370,869
	Oversea-Chinese Banking Corp., Ltd.	696,957	6,305,533
#*	SATS, Ltd.	202,436	598,640
	Sembcorp Industries, Ltd.	471,620	727,497
*	Singapore Airlines, Ltd.	498,200	1,867,759
	Singapore Exchange, Ltd.	211,400	1,849,746
	Singapore Land Group, Ltd.	12,595	25,044
	Singapore Technologies Engineering, Ltd.	424,600	1,253,920
	Singapore Telecommunications, Ltd.	1,964,350	3,292,421
	United Overseas Bank, Ltd.	223,365	4,318,445
	UOL Group, Ltd.	205,687	1,105,479
	Venture Corp., Ltd.	129,400	1,815,074
	Wilmar International, Ltd.	481,400	1,541,709
	Yangzijiang Shipbuilding Holdings, Ltd.	1,524,600	1,542,784
TOTAL SINGAPORE			44,272,380
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	21,487	66,573
SPAIN — (2.0%)
	Acciona SA	19,324	2,962,625
#	ACS Actividades de Construccion y Servicios SA	202,996	5,339,464
*	Aena SME SA	17,603	2,803,220
*	Amadeus IT Group SA	73,895	4,846,092
	Banco Bilbao Vizcaya Argentaria SA	892,512	5,713,397
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	474,142	3,020,284
	Banco Santander SA	4,142,437	15,174,378
	CaixaBank SA	1,365,231	4,054,612
	Cellnex Telecom SA	63,539	4,143,798
	Endesa SA	140,849	3,421,308
	Ferrovial SA	103,258	3,064,197
	Fluidra SA	27,500	1,114,814
#	Grifols SA	133,223	3,388,103
#	Iberdrola SA	2,159,916	25,994,761
	Industria de Diseno Textil SA	322,128	10,925,410
#	Naturgy Energy Group SA	166,052	4,285,805
	Red Electrica Corp. SA	169,736	3,362,259
#	Repsol SA	890,789	9,756,735
*	Siemens Gamesa Renewable Energy SA	41,836	1,166,758
#	Telefonica SA, Sponsored ADR	158,115	725,748
	Telefonica SA	1,688,953	7,726,700
TOTAL SPAIN			122,990,468
SWEDEN — (3.5%)
	AAK AB	52,151	1,243,251
	AddLife AB, Class B	23,661	789,309
	AddTech AB, Class B	120,129	2,499,586
	AFRY AB	56,722	1,932,998

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Alfa Laval AB	81,531	$3,404,808
	Assa Abloy AB, Class B	185,901	5,963,011
	Atlas Copco AB, Class A	212,896	14,418,383
	Atlas Copco AB, Class B	123,970	7,048,728
	Atrium Ljungberg AB, Class B	8,642	211,557
	Avanza Bank Holding AB	49,212	1,593,917
	Axfood AB	40,534	1,097,121
	Beijer Ref AB, Class B	62,555	1,320,935
	BillerudKorsnas AB	86,203	1,864,768
	Boliden AB	165,840	6,463,110
	Bravida Holding AB	52,983	819,779
	Bure Equity AB	45,448	2,451,992
	Castellum AB	41,599	1,165,066
	Dometic Group AB	144,296	2,449,190
#	Electrolux AB, Class B	159,148	4,179,759
	Elekta AB, Class B	123,917	1,808,631
	Epiroc AB, Class A	194,046	4,520,229
	Epiroc AB, Class B	123,148	2,474,224
	Essity AB, Class A	8,605	280,581
	Essity AB, Class B	187,852	6,146,089
#	Evolution Gaming Group AB	35,625	6,198,758
	Fabege AB	51,586	893,324
#*	Fastighets AB Balder, Class B	18,052	1,245,742
	Getinge AB, Class B	109,538	4,760,196
#*	H & M Hennes & Mauritz AB, Class B	225,500	4,714,465
	Hexagon AB, Class B	252,295	4,176,390
	Hexpol AB	171,132	2,329,953
	Holmen AB, Class B	34,011	1,790,411
	Hufvudstaden AB, Class A	33,429	611,031
	Husqvarna AB, Class A	12,600	176,828
	Husqvarna AB, Class B	226,851	3,174,469
	ICA Gruppen AB	42,191	2,085,716
	Indutrade AB	89,793	2,928,900
	Intrum AB	35,312	1,094,149
	Kindred Group P.L.C.	117,754	1,927,460
	Lifco AB, Class B	63,235	1,854,676
	Lundin Energy AB	44,955	1,401,443
	Medicover AB, Class B	1,963	57,015
*	Millicom International Cellular SA	90,055	3,593,775
	Mycronic AB	15,657	459,827
	Nibe Industrier AB, Class B	221,240	2,643,814
*	Nordic Entertainment Group AB, Class B	20,415	1,090,181
*	Pandox AB, Class B	41,214	689,619
	Peab AB, Class B	166,939	1,946,765
	Saab AB, Class B	41,142	1,248,364
	Sagax AB, Class B	23,242	815,550
	Samhallsbyggnadsbolaget i Norden AB	147,663	739,779
	Samhallsbyggnadsbolaget i Norden AB, Class D	21,471	76,401
	Sandvik AB	233,765	6,095,725
	Securitas AB, Class B	189,529	3,342,046
*	Sinch AB	56,760	1,144,607
	Skandinaviska Enskilda Banken AB, Class A	308,990	4,179,071
	Skanska AB, Class B	182,203	5,143,528
	SKF AB, Class A	5,065	134,740
	SKF AB, Class B	154,637	4,114,373
*	SSAB AB, Class A	105,023	599,762
*	SSAB AB, Class B	269,825	1,379,301
	Svenska Cellulosa AB SCA, Class A	8,605	162,118
#	Svenska Cellulosa AB SCA, Class B	211,991	3,943,062

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Svenska Handelsbanken AB, Class A	293,702	$3,309,817
	Svenska Handelsbanken AB, Class B	3,612	43,402
	Sweco AB, Class B	72,597	1,160,893
	Swedbank AB, Class A	172,374	3,356,745
	Swedish Match AB	425,000	3,805,861
*	Swedish Orphan Biovitrum AB	76,607	1,497,150
	Tele2 AB, Class B	301,984	4,435,846
	Telefonaktiebolaget LM Ericsson, Class A	17,870	208,054
	Telefonaktiebolaget LM Ericsson, Class B	956,077	11,027,559
	Telia Co. AB	722,179	3,167,699
	Thule Group AB	45,990	2,321,986
	Trelleborg AB, Class B	94,037	2,324,559
	Vitrolife AB	13,777	785,088
#	Volvo AB, Class A	92,380	2,246,165
	Volvo AB, Class B	456,002	10,753,329
	Wallenstam AB, Class B	35,635	598,380
	Wihlborgs Fastigheter AB	23,640	550,780
TOTAL SWEDEN			212,703,669
SWITZERLAND — (7.8%)
	ABB, Ltd.	359,434	13,140,315
	Adecco Group AG	89,767	5,375,800
#	Alcon, Inc.	133,442	9,714,592
	Alcon, Inc.	34,924	2,542,405
	Baloise Holding AG	18,965	2,990,221
	Banque Cantonale Vaudoise	14,878	1,328,188
	Barry Callebaut AG	1,670	4,233,536
	Chocoladefabriken Lindt & Spruengli AG	31	3,590,971
	Cie Financiere Richemont SA	105,910	13,553,217
	Clariant AG	18,152	377,625
	Credit Suisse Group AG	389,107	3,906,361
	Credit Suisse Group AG, Sponsored ADR	473,210	4,755,761
	EMS-Chemie Holding AG	1,334	1,478,819
	Geberit AG	8,326	6,836,293
	Givaudan SA	1,657	8,270,489
	Holcim, Ltd.	182,394	10,692,144
	Holcim, Ltd.	29,333	1,715,864
	Julius Baer Group, Ltd.	122,923	8,113,158
	Kuehne + Nagel International AG	19,912	6,716,975
	Logitech International SA	13,924	1,529,821
#	Logitech International SA	29,225	3,186,986
	Lonza Group AG	12,077	9,403,458
	Nestle SA	835,482	105,796,796
	Novartis AG, Sponsored ADR	140,403	12,971,833
	Novartis AG	422,743	39,094,589
	Partners Group Holding AG	4,495	7,679,095
	Roche Holding AG	8,668	3,720,528
	Roche Holding AG	205,381	79,341,160
	Schindler Holding AG	5,835	1,818,196
	SGS SA	1,689	5,466,742
#*	Siemens Energy AG	115,460	3,141,070
	SIG Combibloc Group AG	128,309	3,785,856
	Sika AG	39,540	13,928,772
	Sonova Holding AG	11,065	4,344,505
	Straumann Holding AG	1,497	2,775,465
	Swatch Group AG (The)	11,658	3,888,909
	Swatch Group AG (The)	19,941	1,295,043
	Swiss Life Holding AG	14,007	7,224,850
	Swiss Prime Site AG	10,954	1,166,413

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	102,932	$9,331,867
	Swisscom AG	20,449	12,289,884
	Temenos AG	29,867	4,744,327
	UBS Group AG	435,575	7,176,436
*	UBS Group AG	250,913	4,135,046
	VAT Group AG	9,386	3,684,519
	Vifor Pharma AG	22,564	3,155,615
	Zurich Insurance Group AG	28,975	11,681,987
TOTAL SWITZERLAND			477,092,502
UNITED KINGDOM — (12.7%)
	3i Group P.L.C.	292,954	5,206,729
	Aberdeen P.L.C.	1,583,755	6,247,808
	Admiral Group P.L.C.	68,697	3,245,145
	Anglo American P.L.C.	293,898	13,023,785
	Antofagasta P.L.C.	145,315	3,017,210
	Ashtead Group P.L.C.	167,554	12,537,972
*	ASOS P.L.C.	29,680	1,569,387
	Associated British Foods P.L.C.	98,550	2,740,368
	AstraZeneca P.L.C., Sponsored ADR	505,883	28,956,743
	AstraZeneca P.L.C.	126,555	14,542,419
*	Auto Trader Group P.L.C.	449,765	4,074,943
	Avast P.L.C.	194,163	1,564,717
	AVEVA Group P.L.C.	20,051	1,094,025
	Aviva P.L.C.	1,504,514	8,080,202
	B&M European Value Retail SA	528,049	4,056,915
	BAE Systems P.L.C.	1,431,927	11,480,535
#	Barclays P.L.C., Sponsored ADR	734,429	7,190,060
	Barratt Developments P.L.C.	380,651	3,719,973
	Bellway P.L.C.	50,159	2,290,126
	Berkeley Group Holdings P.L.C.	51,310	3,454,598
#	BHP Group P.L.C., ADR	233,422	15,240,122
	BHP Group P.L.C.	242,396	7,847,894
*	Boohoo Group P.L.C.	423,708	1,535,053
	BP P.L.C., Sponsored ADR	713,472	17,251,765
	BP P.L.C.	1,913,059	7,679,067
	British American Tobacco P.L.C., Sponsored ADR	34,341	1,286,070
	British American Tobacco P.L.C.	442,912	16,472,956
*	BT Group P.L.C.	4,651,463	11,204,143
	Bunzl P.L.C.	124,176	4,600,377
	Burberry Group P.L.C.	197,464	5,663,960
*	Carnival P.L.C.	32,893	651,077
*	Carnival P.L.C., ADR	3,555	70,816
	CNH Industrial NV	27,414	458,160
	Coca-Cola HBC AG	60,881	2,299,041
*	Compass Group P.L.C.	302,312	6,387,817
	ConvaTec Group P.L.C.	635,186	2,091,531
	Croda International P.L.C.	42,733	5,002,386
	DCC P.L.C.	41,323	3,459,700
	Dechra Pharmaceuticals P.L.C.	21,051	1,453,720
	Diageo P.L.C., Sponsored ADR	105,239	20,859,422
	Diageo P.L.C.	169,923	8,425,845
	Diploma P.L.C.	6,858	281,722
	Direct Line Insurance Group P.L.C.	685,160	2,832,266
	DS Smith P.L.C.	846,006	4,969,768
*	easyJet P.L.C.	54,536	639,919
	Electrocomponents P.L.C.	156,004	2,203,982
*	Entain P.L.C.	198,261	4,999,407
	Evraz P.L.C.	239,108	2,042,908

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Experian P.L.C.	293,833	$12,936,233
	Ferguson P.L.C.	82,408	11,552,696
	Fresnillo P.L.C.	49,426	562,286
	Future P.L.C.	20,857	999,176
	Games Workshop Group P.L.C.	13,462	2,126,859
#	GlaxoSmithKline P.L.C., Sponsored ADR	352,222	14,138,191
	GlaxoSmithKline P.L.C.	406,661	8,029,046
	Glencore P.L.C.	2,761,532	12,402,453
	Halma P.L.C.	73,034	2,931,657
	Hargreaves Lansdown P.L.C.	114,041	2,586,536
	Hikma Pharmaceuticals P.L.C.	73,659	2,708,548
	HomeServe P.L.C.	184,841	2,398,244
	Howden Joinery Group P.L.C.	387,823	4,832,884
	HSBC Holdings P.L.C.	1,377,459	7,603,841
	HSBC Holdings P.L.C., Sponsored ADR	462,542	12,752,283
	IMI P.L.C.	67,354	1,647,809
#	Imperial Brands P.L.C., Sponsored ADR	38,600	830,286
	Imperial Brands P.L.C.	480,984	10,298,012
*	Informa P.L.C.	421,585	2,896,845
*	InterContinental Hotels Group P.L.C., ADR	1,227	81,082
*	InterContinental Hotels Group P.L.C.	39,805	2,628,867
	Intermediate Capital Group P.L.C.	70,787	2,133,202
*	International Consolidated Airlines Group SA	232,487	541,481
	Intertek Group P.L.C.	41,127	2,946,583
*	ITV P.L.C.	1,857,148	2,887,774
	J Sainsbury P.L.C.	1,003,207	3,950,457
	JD Sports Fashion P.L.C.	241,641	3,010,893
	Johnson Matthey P.L.C.	103,301	4,269,856
	Kingfisher P.L.C.	1,084,155	5,568,683
	Legal & General Group P.L.C.	1,820,969	6,596,401
*	Liberty Global P.L.C., Class A	6,400	171,830
*	Liberty Global P.L.C., Class C	15,389	413,342
	Lloyds Banking Group P.L.C.	11,430,511	7,227,134
	Lloyds Banking Group P.L.C., ADR	347,746	865,888
	London Stock Exchange Group P.L.C.	55,711	5,809,039
	M&G P.L.C.	1,502,506	4,704,709
*	Meggitt P.L.C.	135,885	885,599
	Melrose Industries P.L.C.	1,363,349	3,029,731
	Mondi P.L.C.	238,269	6,605,709
	National Grid P.L.C.	264,511	3,382,068
	National Grid P.L.C., Sponsored ADR	89,281	5,742,554
	Natwest Group P.L.C.	414,944	1,164,630
	Natwest Group P.L.C., Sponsored ADR	226,365	1,265,380
*	Next P.L.C.	32,817	3,594,891
*	NMC Health P.L.C.	40,307	10,883
*	Ocado Group P.L.C.	44,739	1,152,813
	Pearson P.L.C.	187,229	2,256,197
#	Pearson P.L.C., Sponsored ADR	110,162	1,339,570
	Pennon Group P.L.C.	87,044	1,544,553
	Persimmon P.L.C.	121,934	4,918,526
	Phoenix Group Holdings P.L.C.	286,676	2,701,587
#	Prudential P.L.C., ADR	20,223	758,160
#	Prudential P.L.C.	381,130	7,157,174
	Reckitt Benckiser Group P.L.C.	172,565	13,201,166
#	RELX P.L.C., Sponsored ADR	218,250	6,466,749
	RELX P.L.C.	170,011	4,997,352
	RELX P.L.C.	217,352	6,455,604
	Renishaw P.L.C.	10,667	758,780
	Rentokil Initial P.L.C.	566,438	4,462,106

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Rightmove P.L.C.	464,177	$4,527,794
	Rio Tinto P.L.C.	154,229	13,100,274
#	Rio Tinto P.L.C., Sponsored ADR	267,962	23,127,800
*	Rolls-Royce Holdings P.L.C.	1,513,143	2,089,832
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	817,244	32,322,000
	Royal Dutch Shell P.L.C., Class B	36,838	727,879
	Royal Mail P.L.C.	404,908	2,836,936
	Sage Group P.L.C. (The)	310,458	3,026,155
	Schroders P.L.C.	44,471	2,258,422
	Schroders P.L.C.	17,881	634,830
	Severn Trent P.L.C.	73,186	2,844,855
	Smith & Nephew P.L.C., Sponsored ADR	28,503	1,166,628
	Smith & Nephew P.L.C.	178,234	3,637,182
	Smiths Group P.L.C.	125,832	2,718,773
	Softcat P.L.C.	4,864	130,713
	Spectris P.L.C.	43,528	2,160,572
	Spirax-Sarco Engineering P.L.C.	22,617	4,712,223
	SSE P.L.C.	502,290	10,070,655
	St James's Place P.L.C.	255,058	5,619,433
	Standard Chartered P.L.C.	980,153	5,875,827
	Tate & Lyle P.L.C.	255,172	2,617,765
	Taylor Wimpey P.L.C.	1,391,274	3,180,823
	Tesco P.L.C.	3,643,543	11,795,616
*	Travis Perkins P.L.C.	94,961	2,246,027
#*	TUI AG	214,916	1,009,053
	Unilever P.L.C., Sponsored ADR	460,291	26,480,541
	Unilever P.L.C.	89,128	5,129,456
	Unilever P.L.C.	248,265	14,307,599
	United Utilities Group P.L.C.	180,466	2,687,046
	Vodafone Group P.L.C.	7,067,606	11,364,368
#	Vodafone Group P.L.C., Sponsored ADR	237,113	3,872,061
*	Weir Group P.L.C. (The)	127,397	3,067,779
*	Whitbread P.L.C.	62,945	2,660,418
*	Wickes Group P.L.C.	106,405	371,649
	Wm Morrison Supermarkets P.L.C.	1,309,357	4,866,325
#	WPP P.L.C., Sponsored ADR	250	16,175
	WPP P.L.C.	604,792	7,821,794
TOTAL UNITED KINGDOM			774,980,720
TOTAL COMMON STOCKS			5,870,575,268
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	25,961	2,228,335
	Henkel AG & Co., KGaA	30,731	3,115,650
	Porsche Automobil Holding SE	40,682	4,403,060
	Sartorius AG	9,644	5,833,778
	Volkswagen AG	72,623	17,688,818
TOTAL GERMANY			33,269,641
TOTAL INVESTMENT SECURITIES (Cost $3,865,505,000)			5,903,844,909

Large Cap International Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	18,623,069	$215,468,909
TOTAL INVESTMENTS — (100.0%)
(Cost $4,080,943,057)^^			$6,119,313,818
As of July 31, 2021, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	234	09/17/21	$49,763,243	$51,357,150	$1,593,907
Total Futures Contracts			$49,763,243	$51,357,150	$1,593,907
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,049,640	$361,333,622	—	$368,383,262
Austria	—	13,624,623	—	13,624,623
Belgium	—	55,572,375	—	55,572,375
Canada	590,165,229	3,059,886	—	593,225,115
China	—	780,108	—	780,108
Denmark	4,221,356	137,164,075	—	141,385,431
Finland	84,682	87,455,161	—	87,539,843
France	5,747,580	563,605,906	—	569,353,486
Germany	14,619,532	416,353,729	—	430,973,261
Hong Kong	475,173	146,346,203	—	146,821,376
Ireland	14,448,593	26,699,868	—	41,148,461
Israel	9,044,794	23,131,771	—	32,176,565
Italy	1,689,134	117,377,683	—	119,066,817
Japan	19,233,958	1,269,735,362	—	1,288,969,320
Netherlands	76,265,934	197,409,889	—	273,675,823
New Zealand	—	21,195,159	—	21,195,159
Norway	77,071	44,238,711	—	44,315,782
Portugal	—	10,262,149	—	10,262,149
Singapore	—	44,272,380	—	44,272,380
South Africa	66,573	—	—	66,573
Spain	3,746,032	119,244,436	—	122,990,468
Sweden	4,176,390	208,527,279	—	212,703,669
Switzerland	34,764,218	442,328,284	—	477,092,502
United Kingdom	222,665,518	552,315,202	—	774,980,720
Preferred Stocks
Germany	—	33,269,641	—	33,269,641
Securities Lending Collateral	—	215,468,909	—	215,468,909
Futures Contracts**	1,593,907	—	—	1,593,907
TOTAL	$1,010,135,314	$5,110,772,411	—	$6,120,907,725
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount^	Value†
		(000)
BONDS — (0.0%)
GERMANY — (0.0%)
Schaltbau Holding AG
0.500%, 09/30/22	EUR	134	$205,044

		Shares	Value»
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.3%)
#*	3P Learning, Ltd.	182,513	164,861
*	A2B Australia, Ltd.	950,290	928,178
	Accent Group, Ltd.	1,632,618	3,277,891
	Adairs, Ltd.	407,492	1,246,284
	Adbri, Ltd.	1,528,552	3,981,281
*	Afterpay, Ltd.	21,683	1,541,279
	AGL Energy, Ltd.	490,894	2,599,595
*	Ainsworth Game Technology, Ltd.	387,271	284,846
#*	Alkane Resources, Ltd.	2,028,893	1,709,471
	ALS, Ltd.	724,258	6,801,815
	Altium, Ltd.	324,187	8,096,591
	Alumina, Ltd.	3,391,427	4,159,003
#*	AMA Group, Ltd.	1,138,869	409,911
#*	American Pacific Borates, Ltd.	62,379	61,950
	AMP, Ltd.	11,705,640	8,967,415
	Ampol, Ltd.	600,104	12,493,069
	Ansell, Ltd.	356,503	10,308,028
	APA Group	1,158,388	8,128,391
	Appen, Ltd.	122,052	1,022,715
	ARB Corp., Ltd.	220,184	7,574,036
#*	Ardent Leisure Group, Ltd.	1,412,871	1,017,345
#*	Argosy Minerals, Ltd.	38,616	3,411
	Aristocrat Leisure, Ltd.	775,551	23,766,908
	ASX, Ltd.	43,079	2,440,407
	Atlas Arteria, Ltd.	1,515,596	7,001,773
	AUB Group, Ltd.	98,733	1,671,220
#	Aurelia Metals, Ltd.	4,285,618	1,158,389
	Aurizon Holdings, Ltd.	5,227,723	14,835,777
	AusNet Services, Ltd.	3,239,129	4,331,945
	Austal, Ltd.	1,211,556	1,924,083
	Australia & New Zealand Banking Group, Ltd.	2,337,114	47,580,313
*	Australian Agricultural Co., Ltd.	1,582,128	1,620,275
	Australian Ethical Investment, Ltd.	4,975	29,963
	Australian Finance Group, Ltd.	403,684	769,051
	Australian Pharmaceutical Industries, Ltd.	2,267,108	2,346,805
*	Australian Strategic Materials, Ltd.	451,954	2,886,716
	Australian Vintage, Ltd.	101,210	57,540
	Auswide Bank, Ltd.	39,491	181,373
	AVJennings, Ltd.	297,081	135,775
	Baby Bunting Group, Ltd.	244,513	1,032,729
	Bank of Queensland, Ltd.	3,140,485	20,816,049
*	Bannerman Energy, Ltd.	709,463	82,914
	Bapcor, Ltd.	1,110,365	6,677,225
	Beach Energy, Ltd.	11,632,707	10,232,395
	Bega Cheese, Ltd.	1,076,839	4,081,439
	Bell Financial Group, Ltd.	34,665	44,614
	Bendigo & Adelaide Bank, Ltd.	1,820,340	13,818,720
	BHP Group, Ltd.	4,074,214	160,030,264

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	BHP Group, Ltd., Sponsored ADR	623,528	$48,984,360
*	Bigtincan Holdings, Ltd.	160,408	136,853
	Blackmores, Ltd.	43,025	2,299,833
*	Blue Sky Alternative Investment	32,768	0
	BlueScope Steel, Ltd.	2,399,569	42,552,318
*	Boss Energy, Ltd.	128,179	16,284
	Brambles, Ltd.	1,245,424	10,662,909
#	Bravura Solutions, Ltd.	660,394	1,647,794
	Breville Group, Ltd.	377,173	8,966,481
	Brickworks, Ltd.	371,130	6,623,139
	BSA, Ltd.	28,427	6,789
	BWX, Ltd.	197,079	722,463
#*	Calix, Ltd.	11,360	23,153
	Capitol Health, Ltd.	1,767,071	461,104
	Capral, Ltd.	2,378	13,055
	Cardno, Ltd.	806,457	557,162
#*	Carnarvon Petroleum, Ltd.	1,440,223	280,121
	Carsales.com, Ltd.	1,093,830	17,638,003
	Cash Converters International, Ltd.	2,116,492	411,800
#*	Catapult Group International, Ltd.	170,410	215,493
	Cedar Woods Properties, Ltd.	305,436	1,488,949
	Centrebet Litigation	22,005	0
	Centrebet Litigation Claim	22,005	0
	Centuria Capital Group	160,842	345,046
	Challenger, Ltd.	2,149,463	8,996,512
*	Champion Iron, Ltd.	199,642	1,115,587
#	CIMIC Group, Ltd.	55,193	836,911
*	City Chic Collective, Ltd.	137,957	540,605
	Class, Ltd.	241,974	302,435
*	Clean Seas Seafood, Ltd.	43,381	17,204
	Cleanaway Waste Management, Ltd.	8,574,683	16,068,649
	Clinuvel Pharmaceuticals, Ltd.	42,853	877,653
#	Clover Corp., Ltd.	41,173	52,952
	Cochlear, Ltd.	74,643	13,504,328
	Codan, Ltd.	587,540	7,287,129
	Coles Group, Ltd.	1,682,114	21,648,033
#*	Collection House, Ltd.	706,526	93,545
	Collins Foods, Ltd.	678,091	5,505,266
	Commonwealth Bank of Australia	931,529	68,288,586
	Computershare, Ltd.	757,605	8,710,707
#*	Cooper Energy, Ltd.	5,586,157	943,264
*	Corporate Travel Management, Ltd.	177,045	2,826,357
	Costa Group Holdings, Ltd.	1,536,803	3,627,293
	Credit Corp. Group, Ltd.	195,298	4,020,352
*	Crown Resorts, Ltd.	985,251	6,250,795
	CSL, Ltd.	345,823	73,622,460
	CSR, Ltd.	3,061,776	12,559,776
*	Danakali Ltd.	56,341	18,522
	Data#3, Ltd.	437,358	1,498,892
#*	Decmil Group, Ltd.	530,207	146,385
#*	Deep Yellow, Ltd.	214,284	113,688
	Deterra Royalties, Ltd.	340,216	1,168,785
#	Dicker Data, Ltd.	125,643	1,071,985
*	Domain Holdings Australia, Ltd.	467,871	1,677,619
	Domino's Pizza Enterprises, Ltd.	229,148	19,715,940
	Downer EDI, Ltd.	3,198,868	12,445,104
	Eagers Automotive, Ltd.	455,856	5,323,516
#*	Eclipx Group, Ltd.	1,598,656	2,766,132
*	Ecograf, Ltd.	178,153	93,492

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Elders, Ltd.	554,100	$4,610,934
#*	Electro Optic Systems Holdings, Ltd.	10,797	32,727
*	Elixir Energy, Ltd.	311,800	52,579
*	Elmo Software, Ltd.	10,585	36,963
#*	Emeco Holdings, Ltd.	670,144	588,335
*	EML Payments, Ltd.	187,204	491,096
*	Endeavour Group, Ltd.	927,704	4,513,676
#*	Energy World Corp., Ltd.	9,786,818	572,166
	Enero Group, Ltd.	5,403	12,386
	EQT Holdings, Ltd.	18,418	367,419
*	Estia Health, Ltd.	1,064,868	1,846,089
	Euroz, Ltd.	120,908	147,198
*	EVENT Hospitality and Entertainment, Ltd.	381,652	3,504,238
	Evolution Mining, Ltd.	5,585,148	16,985,973
#*	FAR, Ltd.	47,865	47,595
	Finbar Group, Ltd.	5,532	3,443
	Fleetwood, Ltd.	394,141	740,350
#*	Flight Centre Travel Group, Ltd.	339,950	3,759,582
	Fortescue Metals Group, Ltd.	5,627,697	102,832,671
*	Freelancer, Ltd.	39,398	27,472
*	Frontier Digital Ventures, Ltd.	10,112	11,551
*	G8 Education, Ltd.	4,172,631	2,974,617
*	Galaxy Resources, Ltd.	1,039,550	3,560,278
*	Genworth Mortgage Insurance Australia, Ltd.	2,051,599	3,069,023
	Gold Road Resources, Ltd.	1,431,330	1,381,526
	GrainCorp, Ltd., Class A	1,135,294	4,375,539
	Grange Resources, Ltd.	2,046,058	1,271,832
#*	Greenland Minerals, Ltd.	413,383	27,711
	GUD Holdings, Ltd.	382,539	3,312,812
	GWA Group, Ltd.	962,834	1,988,769
	Hansen Technologies, Ltd.	523,496	2,388,923
	Harvey Norman Holdings, Ltd.	2,027,043	8,465,777
#*	Hazer Group, Ltd.	42,211	25,309
	Healius, Ltd.	8,175,187	29,329,172
*	Highfield Resources, Ltd.	276,159	116,898
*	Hot Chili, Ltd.	1,568,314	41,326
*	HT&E, Ltd.	1,205,236	1,469,688
	HUB24, Ltd.	21,700	383,734
#*	Humm Group, Ltd.	1,837,780	1,262,777
*	Huon Aquaculture Group, Ltd.	39,837	81,278
	IDP Education, Ltd.	487,949	10,110,932
	IGO, Ltd.	2,848,309	19,433,828
	Iluka Resources, Ltd.	766,079	5,584,606
	Imdex, Ltd.	1,184,969	1,823,180
	Incitec Pivot, Ltd.	6,125,106	12,074,137
	Infomedia, Ltd.	1,490,914	1,527,370
#	Inghams Group, Ltd.	1,236,578	3,452,697
	Insurance Australia Group, Ltd.	2,233,674	7,965,623
	Intega Group, Ltd.	1,074,416	414,449
	Integral Diagnostics, Ltd.	252,581	981,189
#	Integrated Research, Ltd.	399,026	541,152
#	InvoCare, Ltd.	448,033	3,526,410
	IOOF Holdings, Ltd.	2,589,589	7,965,003
	IPH, Ltd.	631,544	3,755,660
	IRESS, Ltd.	491,886	5,104,826
	IVE Group, Ltd.	311,593	344,190
	James Hardie Industries P.L.C.	388,289	13,100,305
#	James Hardie Industries P.L.C., Sponsored ADR	39,415	1,330,650
*	Japara Healthcare, Ltd.	1,909,975	1,936,488

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	JB Hi-Fi, Ltd.	892,412	$31,514,312
	Johns Lyng Group, Ltd.	237,768	992,772
	Jupiter Mines, Ltd.	1,390,381	300,550
*	Karoon Energy, Ltd.	2,796,924	2,568,439
*	Kingsgate Consolidated, Ltd.	722,621	422,160
#	Kogan.com, Ltd.	234,324	1,794,316
	Lednium Technology Pty, Ltd.	21,998	0
	Lendlease Corp., Ltd.	1,108,388	9,948,667
	Lifestyle Communities, Ltd.	41,288	517,835
	Link Administration Holdings, Ltd.	1,627,231	5,805,449
	Lovisa Holdings, Ltd.	198,207	2,293,569
	Lycopodium, Ltd.	16,033	57,026
*	Lynas Rare Earths, Ltd.	1,320,802	7,138,963
	MA Financial Group, Ltd.	5,451	22,306
	MACA, Ltd.	1,448,816	952,102
	Macmahon Holdings, Ltd.	4,944,481	798,090
	Macquarie Group, Ltd.	239,954	27,707,113
	Magellan Financial Group, Ltd.	290,957	10,497,472
*	Mayne Pharma Group, Ltd.	7,537,063	1,774,474
	McMillan Shakespeare, Ltd.	451,962	4,208,775
	McPherson's, Ltd.	629,467	490,354
	Medibank Pvt, Ltd.	4,221,485	10,295,710
#	Medusa Mining, Ltd.	1,871,019	1,125,166
#*	Mesoblast, Ltd.	325,946	453,573
#*	Mesoblast, Ltd., Sponsored ADR	1,592	11,144
#*	Metals X, Ltd.	1,267,463	254,988
#	Metcash, Ltd.	6,698,073	19,829,201
	Michael Hill International, Ltd.	72,300	46,360
	Michael Hill International, Ltd.	43,121	27,114
*	Millennium Minerals, Ltd.	679,921	0
	Mineral Resources, Ltd.	1,346,694	62,310,411
*	MMA Offshore, Ltd.	836,458	227,174
	MNF Group, Ltd.	89,349	360,806
	Monadelphous Group, Ltd.	295,291	2,343,978
	Monash IVF Group, Ltd.	1,407,719	898,073
#	Money3 Corp., Ltd.	792,453	1,771,964
	Mount Gibson Iron, Ltd.	2,144,843	1,357,428
#*	Myer Holdings, Ltd.	17,510,961	6,367,140
	MyState, Ltd.	310,727	1,129,463
#*	Nanosonics, Ltd.	47,335	185,283
	National Australia Bank, Ltd.	2,773,071	52,881,747
	Navigator Global Investments, Ltd.	577,218	745,845
*	nearmap, Ltd.	199,599	303,504
*	Neometals, Ltd.	551,838	267,259
	Netwealth Group, Ltd.	114,994	1,329,145
#	New Hope Corp., Ltd.	2,153,956	3,154,157
	Newcrest Mining, Ltd.	651,167	12,585,458
*	NEXTDC, Ltd.	186,159	1,749,906
	nib holdings, Ltd.	1,879,111	9,909,081
	Nick Scali, Ltd.	254,036	2,289,572
	Nickel Mines, Ltd.	41,232	33,269
	Nine Entertainment Co. Holdings, Ltd.	7,524,955	15,343,509
	Northern Star Resources, Ltd.	4,213,270	31,393,786
	NRW Holdings, Ltd.	2,895,425	3,641,636
*	Nufarm, Ltd.	1,446,091	4,586,699
	OFX Group, Ltd.	962,104	1,031,734
	Oil Search, Ltd.	3,104,530	8,677,122
*	OM Holdings, Ltd.	418,603	247,616
	Omni Bridgeway, Ltd.	264,092	670,271

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	oOh!media, Ltd.	3,054,753	$3,683,171
	Orica, Ltd.	356,669	3,253,087
	Origin Energy, Ltd.	2,868,310	8,665,842
*	Orocobre, Ltd.	253,784	1,535,367
	Orora, Ltd.	4,597,026	12,183,757
	OZ Minerals, Ltd.	1,726,597	29,272,467
	Pacific Current Group, Ltd.	214,766	895,090
	Pacific Smiles Group, Ltd.	108,709	200,139
	Pact Group Holdings, Ltd.	868,271	2,360,511
*	Panoramic Resources, Ltd.	6,013,888	794,860
*	Paragon Care, Ltd.	90,224	17,238
	Peet, Ltd.	1,078,582	925,034
	Pendal Group, Ltd.	1,135,450	6,740,471
*	Peninsula Energy, Ltd.	100,649	11,053
	Perenti Global, Ltd.	3,067,062	2,059,739
	Perpetual, Ltd.	146,453	4,047,619
*	Perseus Mining, Ltd.	4,895,508	5,982,795
*	Pilbara Minerals, Ltd.	1,145,764	1,592,612
	Pinnacle Investment Management Group, Ltd.	24,322	235,345
	Platinum Asset Management, Ltd.	1,101,774	3,319,618
	PPK Group, Ltd.	3,734	36,016
#*	Praemium, Ltd.	1,027,677	846,866
	Premier Investments, Ltd.	300,365	5,946,051
	Prime AET&D Holdings No.1, Ltd.	26	0
#	Pro Medicus, Ltd.	159,511	6,818,650
	Propel Funeral Partners, Ltd.	4,150	10,960
	PSC Insurance Group, Ltd.	36,609	94,066
#	PWR Holdings, Ltd.	148,298	796,612
*	Qantas Airways, Ltd.	216,066	728,364
	QBE Insurance Group, Ltd.	2,187,797	17,532,788
	Qube Holdings, Ltd.	3,830,104	8,253,481
	Ramelius Resources, Ltd.	2,599,034	3,221,783
	Ramsay Health Care, Ltd.	232,123	10,977,981
	REA Group, Ltd.	77,397	9,219,826
#	Reckon, Ltd.	132,862	92,345
	Reece, Ltd.	131,241	2,276,735
#	Regis Healthcare, Ltd.	563,410	862,226
	Regis Resources, Ltd.	3,367,166	6,346,601
*	Reject Shop, Ltd. (The)	140,659	546,057
	Reliance Worldwide Corp., Ltd.	1,221,134	4,987,921
#	Resimac Group, Ltd.	37,813	64,271
#*	Resolute Mining, Ltd.	4,396,079	1,732,799
	Rhipe, Ltd.	21,642	40,184
*	Ridley Corp., Ltd.	1,245,370	1,042,356
	Rio Tinto, Ltd.	692,143	67,836,908
*	RPMGlobal Holdings, Ltd.	76,229	112,532
#*	Rumble Resources, Ltd.	192,583	69,243
*	Salmat, Ltd.	68,805	0
	Sandfire Resources, Ltd.	1,405,275	7,112,857
	Santos, Ltd.	5,424,298	25,596,627
	SeaLink Travel Group, Ltd.	214,475	1,465,167
	SEEK, Ltd.	218,442	4,725,323
	Select Harvests, Ltd.	542,132	3,167,196
#	Senex Energy, Ltd.	890,075	2,079,638
	Servcorp, Ltd.	195,087	473,840
	Service Stream, Ltd.	2,487,792	1,656,192
	Seven Group Holdings, Ltd.	436,760	7,490,749
#*	Seven West Media, Ltd.	4,443,757	1,530,999
	SG Fleet Group, Ltd.	296,227	646,610

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Shaver Shop Group, Ltd.	314,174	$235,613
	Sigma Healthcare, Ltd.	12,259,714	5,667,413
*	Silver Lake Resources, Ltd.	2,783,950	3,111,474
	Sims, Ltd.	801,463	9,688,929
*	Sino Strategic International Ltd.	9,056	0
	SmartGroup Corp., Ltd.	325,923	1,727,364
	Sonic Healthcare, Ltd.	580,714	17,158,004
#	South32, Ltd., ADR	449,161	4,949,754
	South32, Ltd.	5,309,068	11,633,714
*	Southern Cross Media Group, Ltd.	1,129,009	1,619,084
	Spark Infrastructure Group	3,876,366	7,709,220
#*	Speedcast International, Ltd.	1,370,682	0
	SRG Global, Ltd.	103,260	44,313
	St Barbara, Ltd.	3,965,698	5,134,416
*	Star Entertainment Grp, Ltd. (The)	3,837,150	9,671,300
	Steadfast Group, Ltd.	1,083,443	3,544,862
	Suncorp Group, Ltd.	1,903,911	16,169,644
	Sunland Group, Ltd.	474,685	901,250
	Super Retail Group, Ltd.	1,409,257	13,746,662
#*	Superloop, Ltd.	587,682	378,547
*	Sydney Airport	1,269,245	7,303,457
*	Syrah Resources, Ltd.	1,673,665	1,727,091
	Tabcorp Holdings, Ltd.	3,189,952	11,643,664
#	Tassal Group, Ltd.	1,212,059	2,886,022
	Technology One, Ltd.	1,268,229	8,815,032
	Telstra Corp., Ltd.	5,141,357	14,320,858
	Telstra Corp., Ltd., ADR	35,561	496,076
*	Tiger Resources, Ltd.	1,677,917	246
#	TPG Telecom, Ltd.	1,267,502	5,783,352
	Transurban Group	959,373	10,119,262
	Treasury Wine Estates, Ltd.	898,000	7,877,001
*	Tuas, Ltd.	842,979	394,630
	United Malt Grp, Ltd.	1,299,693	4,299,845
*	Uniti Group, Ltd.	592,890	1,521,303
#*	Venturex Resources, Ltd.	93,478	53,928
	Virgin Australia Holdings, Ltd.	3,195,173	0
	Virtus Health, Ltd.	400,609	2,052,781
	Vita Group, Ltd.	881,280	652,407
	Viva Energy Group, Ltd.	2,175,732	3,299,785
#*	Warrego Energy, Ltd.	216,864	40,700
#*	Webjet, Ltd.	807,448	2,964,867
	Wesfarmers, Ltd.	1,053,578	47,502,278
	Western Areas, Ltd.	1,817,125	3,492,124
*	Westgold Resources, Ltd.	1,078,830	1,384,143
	Westpac Banking Corp.	2,536,646	45,564,361
#	Westpac Banking Corp., Sponsored ADR	221,488	3,969,065
*	Whitehaven Coal, Ltd.	4,598,363	7,494,482
	WiseTech Global, Ltd.	35,900	814,304
	Woodside Petroleum, Ltd.	789,080	12,675,750
	Woolworths Group, Ltd.	927,704	26,538,104
	Worley, Ltd.	1,013,605	8,323,118
*	Xero, Ltd.	40,361	4,187,547
#*	Zip Co., Ltd.	43,800	213,801
TOTAL AUSTRALIA			2,195,164,341
AUSTRIA — (0.6%)
	Addiko Bank AG	3,514	59,351
	Agrana Beteiligungs AG	57,112	1,212,850
*	ams AG	356,376	6,809,917

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	ANDRITZ AG	281,148	$15,478,618
	AT&S Austria Technologie & Systemtechnik AG	198,230	9,081,719
	Atrium European Real Estate, Ltd.	567,210	1,969,622
	BAWAG Group AG	14,104	801,241
#*	DO & CO AG	23,970	1,957,949
	Erste Group Bank AG	533,057	20,656,264
	EVN AG	159,373	3,858,508
*	FACC AG	30,403	313,545
*	Flughafen Wien AG	14,020	465,482
#*	IMMOFINANZ AG	223,231	5,293,214
#*	Kapsch TrafficCom AG	10,948	194,372
*	Lenzing AG	55,037	7,098,341
	Mayr Melnhof Karton AG	22,086	4,699,510
	Oberbank AG	2,814	297,762
#	Oesterreichische Post AG	143,988	7,600,997
	OMV AG	325,605	17,580,637
	Palfinger AG	44,518	1,925,801
	POLYTEC Holding AG	63,673	761,211
*	Porr AG	48,415	945,082
	Raiffeisen Bank International AG	701,884	16,595,869
	Rhi Magnesita NV	59,806	3,212,895
	Rhi Magnesita NV	54,694	2,881,844
#	Rosenbauer International AG	4,139	238,856
	S IMMO AG	151,701	3,615,921
#	S&T AG	153,317	3,890,989
*	Schoeller-Bleckmann Oilfield Equipment AG	20,383	743,390
	Semperit AG Holding	39,636	1,460,009
	Strabag SE	73,730	3,345,271
	Telekom Austria AG, ADR	4,200	72,723
	Telekom Austria AG, Class A	563,641	4,803,518
	UBM Development AG	4,181	207,909
	UNIQA Insurance Group AG	672,087	5,760,757
#	Verbund AG	37,757	3,482,695
	Vienna Insurance Group AG Wiener Versicherung Gruppe	200,570	5,527,433
	voestalpine AG	627,528	27,683,805
	Wienerberger AG	288,578	11,795,935
	Zumtobel Group AG	100,302	1,063,071
TOTAL AUSTRIA			205,444,883
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	117,712	20,284,496
	Ageas SA	598,429	31,600,447
*	AGFA-Gevaert NV	1,399,184	6,901,211
#	Anheuser-Busch InBev SA	913,054	57,624,757
#	Anheuser-Busch InBev SA, Sponsored ADR	118,114	7,438,820
*	Argenx SE	1,627	496,846
*	Argenx SE	6,674	2,038,078
	Atenor	2,701	193,506
	Banque Nationale de Belgique	92	191,042
	Barco NV	146,163	3,651,419
	Bekaert SA	236,047	11,210,362
#*	Biocartis Group NV	19,986	95,079
*	bpost SA	419,997	4,716,466
#*	Celyad Oncology SA	6,859	29,291
#*	Celyad Oncology SA, Sponsored ADR	600	2,538
	Cie d'Entreprises CFE	55,505	5,669,120
	Deceuninck NV	286,785	1,173,915
	D'ieteren Group	153,711	24,636,542
	Econocom Group SA	484,865	2,108,555

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#	Elia Group SA	82,287	$9,725,574
	Etablissements Franz Colruyt NV	303,267	17,243,032
	Euronav NV	692,057	6,013,887
*	Euronav NV	225,261	1,948,508
	EVS Broadcast Equipment SA	55,367	1,149,829
#	Exmar NV	139,830	613,749
	Fagron	233,349	4,840,184
*	Galapagos NV	7,922	480,058
	Gimv NV	99,307	6,336,597
*	Greenyard NV	11,485	125,342
#	Immobel SA	9,679	819,747
	Ion Beam Applications	22,199	421,050
	Jensen-Group NV	9,610	335,680
	KBC Group NV	297,478	23,953,719
#*	Kinepolis Group NV	65,554	3,404,678
	Lotus Bakeries NV	560	3,268,351
*	MDxHealth	25,853	40,328
	Melexis NV	89,077	9,928,488
#*	Ontex Group NV	332,133	3,694,450
#*	Oxurion NV	114,034	301,757
*	Picanol	5,463	494,325
	Proximus SADP	569,617	11,705,784
	Recticel SA	258,558	4,260,672
	Resilux	5,708	1,194,641
	Roularta Media Group NV	8,176	139,289
	Shurgard Self Storage SA	17,223	923,226
	Sipef NV	17,505	974,807
	Solvay SA	268,761	35,894,776
	Telenet Group Holding NV	119,152	4,471,947
	TER Beke SA	1,957	264,346
*	Tessenderlo Group SA	220,869	9,343,064
	UCB SA	139,277	15,063,822
	Umicore SA	350,591	21,760,039
	Van de Velde NV	23,803	703,234
	VGP NV	3,922	807,435
	Viohalco SA	172,079	924,480
TOTAL BELGIUM			383,633,385
CANADA — (9.8%)
#*	5N Plus, Inc.	279,292	595,477
#	Absolute Software Corp.	134,663	1,846,813
#	Acadian Timber Corp.	47,364	666,649
*	AcuityAds Holdings, Inc.	20,816	169,852
#*	Advantage Energy, Ltd.	4,513,845	16,968,526
	Aecon Group, Inc.	337,250	5,500,992
#*	Africa Oil Corp.	435,095	428,957
#	AG Growth International, Inc.	45,108	1,169,641
	AGF Management, Ltd., Class B	847,621	5,129,479
	Agnico Eagle Mines, Ltd.	161	10,421
	Agnico Eagle Mines, Ltd.	175,638	11,360,266
#*	Aimia, Inc.	381,890	1,447,852
#*	Air Canada	23,590	472,329
#	AirBoss of America Corp.	86,301	2,567,725
#	Alamos Gold, Inc., Class A	2,213,261	17,988,514
	Alamos Gold, Inc., Class A	315,973	2,565,700
*	Alcanna, Inc.	121,260	632,737
#*	Alexco Resource Corp.	12,200	26,696
#	Algoma Central Corp.	16,660	207,382
#	Algonquin Power & Utilities Corp.	710,720	11,325,035

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alimentation Couche-Tard, Inc., Class B	792,230	$31,934,311
#	AltaGas, Ltd.	830,170	17,573,573
#	Altius Minerals Corp.	170,895	2,342,341
	Altus Group, Ltd.	104,879	4,936,274
#*	Americas Gold & Silver Corp.	51,477	70,144
*	Amerigo Resources, Ltd.	245,554	249,963
	Andrew Peller, Ltd., Class A	100,369	716,807
#	ARC Resources, Ltd.	3,376,466	25,548,120
#*	Argonaut Gold, Inc.	1,282,777	3,454,737
*	Aritzia, Inc.	292,698	8,584,338
	Atco, Ltd., Class I	146,472	5,292,528
#*	Athabasca Oil Corp.	2,207,956	1,398,113
*	ATS Automation Tooling Systems, Inc.	191,967	5,779,321
#*	Aurora Cannabis, Inc.	12,892	90,519
#*	Aurora Cannabis, Inc.	27,746	194,777
*	AutoCanada, Inc.	227,348	9,249,907
#	B2Gold Corp.	5,742,597	24,073,248
#	Badger Infrastructure Solutions, Ltd.	160,010	4,469,661
#	Bank of Montreal	3,399	336,549
	Bank of Montreal	896,798	89,410,761
#	Bank of Nova Scotia (The)	327,091	20,415,657
	Bank of Nova Scotia (The)	969,869	60,558,620
	Barrick Gold Corp.	1,271,103	27,671,912
	Barrick Gold Corp.	412,954	8,944,985
*	Bausch Health Cos., Inc.	770,204	22,528,467
#	BCE, Inc.	114,563	5,718,049
	BCE, Inc.	75,179	3,752,184
#	Birchcliff Energy, Ltd.	1,364,140	5,149,967
#	Bird Construction, Inc.	113,907	779,710
*	Black Diamond Group, Ltd.	319,658	1,037,684
*	BlackBerry, Ltd.	424,307	4,310,959
	BMTC Group, Inc.	7,200	91,587
*	Bombardier, Inc., Class A	34,900	48,674
#*	Bombardier, Inc., Class B	2,000,915	2,389,679
#*	Bonterra Energy Corp.	136,052	618,319
	Boralex, Inc., Class A	180,998	5,697,172
	Bridgemarq Real Estate Services	32,200	432,310
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,313	71,170
	Brookfield Asset Management, Inc., Class A	169,935	9,174,791
#	BRP, Inc.	114,940	9,630,233
*	CAE, Inc.	53,648	1,637,047
*	CAE, Inc.	203,429	6,210,687
	Calian Group, Ltd.	15,095	739,021
	Cameco Corp.	538,237	9,573,164
	Cameco Corp.	588,762	10,479,964
#	Canaccord Genuity Group, Inc.	403,094	4,394,096
	Canacol Energy, Ltd.	738,579	1,888,480
#*	Canada Goose Holdings, Inc.	63,363	2,689,728
*	Canada Goose Holdings, Inc.	73,756	3,129,467
#	Canadian Imperial Bank of Commerce	445,802	51,837,525
	Canadian Imperial Bank of Commerce	444,500	51,668,680
	Canadian National Railway Co.	254,062	27,605,518
#	Canadian National Railway Co.	347,608	37,760,657
#	Canadian Natural Resources, Ltd.	289,011	9,537,178
	Canadian Natural Resources, Ltd.	3,046,549	100,597,048
#	Canadian Pacific Railway, Ltd.	356,360	26,461,358
	Canadian Pacific Railway, Ltd.	281,730	20,938,174
#	Canadian Tire Corp., Ltd., Class A	126,615	19,479,387
#	Canadian Utilities, Ltd., Class A	170,393	4,991,876

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Canadian Western Bank	567,869	$15,480,302
#*	Canfor Corp.	496,067	9,578,594
*	Canfor Pulp Products, Inc.	157,874	856,690
#*	Canopy Growth Corp.	89,033	1,686,318
#*	Canopy Growth Corp.	111,761	2,113,401
#	Capital Power Corp.	338,869	11,489,387
#*	Capstone Mining Corp.	3,763,981	16,864,904
*	Cardinal Energy, Ltd.	603,543	1,519,016
#	Cargojet, Inc.	7,533	1,172,578
#	Cascades, Inc.	544,233	6,975,221
	CCL Industries, Inc., Class B	283,856	16,279,173
*	Celestica, Inc.	432,580	3,836,985
*	Celestica, Inc.	180,887	1,599,217
#	Cenovus Energy, Inc.	1,110,837	9,268,847
	Cenovus Energy, Inc.	1,488,151	12,411,179
#	Centerra Gold, Inc.	1,370,602	11,018,867
	Cervus Equipment Corp.	39,071	452,216
*	CES Energy Solutions Corp.	1,074,712	1,395,506
#*	CGI, Inc.	91,367	8,308,001
*	CGI, Inc.	176,798	16,082,723
#	Chesswood Group, Ltd.	31,923	299,886
	China Gold International Resources Corp., Ltd.	2,653,959	6,700,842
	CI Financial Corp.	718,493	13,101,728
	Clairvest Group, Inc.	516	25,238
#	Cogeco Communications, Inc.	132,057	12,503,922
	Cogeco, Inc.	49,890	3,718,557
	Colliers International Group, Inc.	65,875	8,452,445
	Colliers International Group, Inc.	84,906	10,918,063
	Computer Modelling Group, Ltd.	350,049	1,217,708
*	Conifex Timber, Inc.	39,305	54,503
	Constellation Software, Inc.	29,687	47,553,215
#*	Copper Mountain Mining Corp.	1,301,531	3,766,052
	Corby Spirit and Wine, Ltd.	40,385	601,437
#	Corus Entertainment, Inc., Class B	1,831,025	8,497,623
#	Crescent Point Energy Corp.	2,034,603	7,436,510
	Crescent Point Energy Corp.	723,823	2,656,430
*	Crew Energy, Inc.	3,994,584	6,915,920
#*	Cronos Group, Inc.	347,919	2,564,163
*	Denison Mines Corp.	2,156,614	2,333,624
*	Descartes Systems Group, Inc. (The)	34,366	2,492,609
*	Descartes Systems Group, Inc. (The)	4,680	340,049
	Dexterra Group, Inc.	134,184	715,231
#*	DIRTT Environmental Solutions	124,732	571,872
	Dollarama, Inc.	289,272	13,621,938
	Doman Building Materials Group, Ltd.	303,240	1,677,105
#*	Dorel Industries, Inc., Class B	179,394	2,037,522
	DREAM Unlimited Corp., Class A	123,460	2,657,022
#	Dundee Precious Metals, Inc.	775,167	4,691,015
#	ECN Capital Corp.	1,261,139	10,603,838
	E-L Financial Corp., Ltd.	438	323,690
#*	Eldorado Gold Corp.	803,656	7,510,922
*	Eldorado Gold Corp.	55,755	520,194
#	Element Fleet Management Corp.	1,625,466	18,605,045
#	Emera, Inc.	299,489	13,968,632
#	Empire Co., Ltd., Class A	430,458	14,135,832
	Enbridge, Inc.	22	869
	Enbridge, Inc.	639,090	25,148,192
	Endeavour Mining P.L.C.	684,433	16,298,902
#*	Endeavour Silver Corp.	175,071	923,347

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerflex, Ltd.	488,084	$2,832,421
#*	Energy Fuels, Inc.	220,413	1,153,654
#	Enerplus Corp.	199,701	1,243,729
#	Enerplus Corp.	927,684	5,779,471
	Enghouse Systems, Ltd.	166,592	7,519,073
*	Ensign Energy Services, Inc.	797,341	1,156,771
#*	Equinox Gold Corp.	203,196	1,413,707
#	Equitable Group, Inc.	84,578	10,168,884
*	ERO Copper Corp.	39,520	795,405
	Evertz Technologies, Ltd.	106,626	1,218,729
	Exchange Income Corp.	102,091	3,370,574
	Exco Technologies, Ltd.	152,652	1,257,825
*	EXFO, Inc.	198	1,128
#	Extendicare, Inc.	405,829	2,693,383
	Fairfax Financial Holdings, Ltd.	67,014	28,229,030
#	Fiera Capital Corp., Class A	173,104	1,537,346
	Finning International, Inc.	592,016	15,308,141
	Firm Capital Mortgage Investment Corp.	134,718	1,653,200
#	First Majestic Silver Corp.	82,658	1,130,287
#	First Majestic Silver Corp.	53,453	732,841
	First National Financial Corp.	74,235	2,743,648
#	First Quantum Minerals, Ltd.	1,103,966	23,643,775
	FirstService Corp.	84,949	15,797,116
	FirstService Corp.	16,916	3,150,802
#*	Fission Uranium Corp.	1,807,387	782,293
#	Fortis, Inc.	190,517	8,640,151
	Fortis, Inc.	104,235	4,726,015
#*	Fortuna Silver Mines, Inc.	1,415,247	6,726,848
	Franco-Nevada Corp.	7,254	1,159,987
#	Freehold Royalties, Ltd.	519,444	3,634,776
*	Frontera Energy Corp.	83,097	509,532
#*	Galiano Gold, Inc.	738,913	728,489
*	Gamehost, Inc.	83,742	544,363
*	GDI Integrated Facility Services, Inc.	3,600	166,207
#	George Weston, Ltd.	217,946	22,601,678
	GFL Environmental, Inc.	25,477	888,383
#	Gibson Energy, Inc.	591,838	10,844,355
	Gildan Activewear, Inc.	131,307	4,526,703
#	Gildan Activewear, Inc.	85,280	2,941,307
	goeasy, Ltd.	82,351	11,287,288
*	Golden Star Resources, Ltd.	199,827	525,355
#*	GoldMoney, Inc.	48,197	109,714
#*	Gran Tierra Energy, Inc.	1,921,398	1,155,057
*	Great Canadian Gaming Corp.	233,910	8,305,717
#	Great-West Lifeco, Inc.	430,613	12,957,047
	Guardian Capital Group, Ltd., Class A	16,411	434,084
	Hardwoods Distribution, Inc.	16,000	452,196
*	Headwater Exploration, Inc.	33,308	105,189
*	Heroux-Devtek, Inc.	155,762	2,171,130
	High Liner Foods, Inc.	106,290	1,117,766
*	Home Capital Group, Inc., Class B	472,961	14,727,905
	Hudbay Minerals, Inc.	211,255	1,512,586
#	Hudbay Minerals, Inc.	4,147,444	29,619,851
#	Hydro One, Ltd.	246,144	6,076,655
#*	i-80 Gold Corp.	413,213	867,761
	iA Financial Corp., Inc.	471,017	26,057,705
#*	IAMGOLD Corp.	2,554,732	6,982,716
*	IAMGOLD Corp.	33,594	92,048
*	IBI Group, Inc.	78,700	655,413

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IGM Financial, Inc.	174,944	$6,174,082
#*	Imperial Metals Corp.	164,386	623,233
#	Imperial Oil, Ltd.	2,100	57,533
	Imperial Oil, Ltd.	370,543	10,145,467
	Information Services Corp.	13,744	311,653
#	Innergex Renewable Energy, Inc.	417,395	7,276,635
	Intact Financial Corp.	117,579	16,021,505
	Inter Pipeline, Ltd.	580,436	9,295,536
#	Interfor Corp.	474,828	9,739,378
#	Intertape Polymer Group, Inc.	240,434	5,351,757
#*	Invesque, Inc.	89,083	229,834
#*	Ivanhoe Mines, Ltd., Class A	1,140,107	8,462,160
#	Jamieson Wellness, Inc.	18,979	531,978
	K-Bro Linen, Inc.	23,264	809,093
#*	Kelt Exploration, Ltd.	835,753	2,270,922
#	Keyera Corp.	426,182	11,409,489
*	Kinaxis, Inc.	70,559	9,154,120
	Kingsway Financial Services, Inc.	14,675	77,880
	Kinross Gold Corp.	8,338,438	54,604,872
#	Kirkland Lake Gold, Ltd.	1,396,348	59,710,786
#*	Knight Therapeutics, Inc.	626,439	2,570,830
#	KP Tissue, Inc.	37,940	317,484
#	Labrador Iron Ore Royalty Corp.	230,597	9,169,539
*	Laramide Resources, Ltd.	26,500	11,895
#*	Largo Resources, Ltd.	59,040	965,386
	Lassonde Industries, Inc., Class A	3,083	426,445
#	Laurentian Bank of Canada	298,859	10,156,798
	Leon's Furniture, Ltd.	99,968	1,858,174
#	LifeWorks, Inc.	217,422	6,184,920
*	Lightspeed POS, Inc.	6,500	555,945
*	Lightstream Resources, Ltd.	696,278	0
#	Linamar Corp.	319,294	18,892,500
#	Loblaw Cos., Ltd.	318,360	21,536,994
#*	Lucara Diamond Corp.	1,820,013	1,050,344
#*	Lundin Gold, Inc.	42,351	383,929
	Lundin Mining Corp.	4,332,200	39,481,496
	Magellan Aerospace Corp.	77,380	634,496
	Magna International, Inc.	679,722	56,988,555
	Magna International, Inc.	611,939	51,298,846
*	Mainstreet Equity Corp.	18,373	1,627,150
#*	Major Drilling Group International, Inc.	516,619	3,561,176
*	Mandalay Resources Corp.	42,348	86,556
	Manulife Financial Corp.	111,512	2,155,875
#	Manulife Financial Corp.	1,363,961	26,365,366
#	Maple Leaf Foods, Inc.	335,262	6,640,208
#*	Marathon Gold Corp.	309,500	818,652
	Martinrea International, Inc.	654,254	6,639,031
*	Maxim Power Corp.	24,537	56,052
*	MDF Commerce, Inc.	22,395	179,505
#	Medical Facilities Corp.	168,105	1,111,627
*	MEG Energy Corp.	1,414,917	9,027,524
	Melcor Developments, Ltd.	6,624	66,951
*	Mercator Minerals, Ltd.	131,933	0
	Methanex Corp.	123,400	4,158,172
	Methanex Corp.	176,329	5,935,234
#	Metro, Inc.	293,894	15,241,219
	Morguard Corp.	4,645	513,497
#*	Mountain Province Diamonds, Inc.	32,000	12,055
	MTY Food Group, Inc.	47,756	2,602,157

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Mullen Group, Ltd.	495,275	$5,379,109
	National Bank of Canada	1,008,670	77,202,548
	Neo Performance Materials, Inc.	5,200	78,025
*	New Gold, Inc.	6,105,547	9,983,421
#	NFI Group, Inc.	193,486	4,201,295
	North American Construction Group, Ltd.	95,400	1,429,929
#	North American Construction Group, Ltd.	16,702	250,196
#	North West Co., Inc. (The)	216,659	6,314,300
#	Northland Power, Inc.	443,042	15,546,953
	Nutrien, Ltd.	100,995	6,004,986
	Nutrien, Ltd.	429,890	25,535,490
*	NuVista Energy, Ltd.	1,049,710	2,944,842
#*	Obsidian Energy, Ltd.	86,800	260,205
*	OceanaGold Corp.	4,016,605	7,823,301
#	Onex Corp.	210,499	16,045,571
	Open Text Corp.	222,200	11,541,007
	Open Text Corp.	122,705	6,369,617
*	Orbite Technologies, Inc.	174,500	0
#	Osisko Gold Royalties, Ltd.	497,868	6,788,021
	Osisko Gold Royalties, Ltd.	5,600	76,384
*	Osisko Mining, Inc.	30,574	77,930
#	Pan American Silver Corp.	345,262	9,694,238
	Pan American Silver Corp.	696,142	19,540,703
	Paramount Resources, Ltd., Class A	384,613	4,978,754
*	Parex Resources, Inc.	902,677	14,832,381
	Park Lawn Corp.	70,620	2,041,731
#	Parkland Corp.	410,937	13,079,760
#	Pason Systems, Inc.	276,912	1,762,329
	Pembina Pipeline Corp.	57,434	1,898,515
	Pembina Pipeline Corp.	762,820	25,211,201
#	Peyto Exploration & Development Corp.	868,245	5,031,588
	PHX Energy Services Corp.	145,601	480,824
	Pizza Pizza Royalty Corp.	124,991	1,148,122
*	Points International, Ltd.	6,420	106,880
	Polaris Infrastructure, Inc.	89,766	1,348,361
#	Pollard Banknote, Ltd.	24,687	995,316
#	PrairieSky Royalty, Ltd.	506,798	5,678,932
*	Precision Drilling Corp.	63,794	2,122,032
#*	Precision Drilling Corp.	5,426	180,581
#	Premium Brands Holdings Corp., Class A	117,854	12,051,790
*	Pretium Resources, Inc.	84,494	788,329
#*	Pretium Resources, Inc.	356,835	3,326,379
	Quarterhill, Inc.	719,660	1,372,869
	Quebecor, Inc., Class B	464,603	12,155,051
#*	Questerre Energy Corp., Class A	145,025	19,761
*	Real Matters, Inc.	15,805	161,774
*	Recipe Unlimited Corp.	80,546	1,436,477
	Restaurant Brands International, Inc.	193,173	13,179,613
*	RF Capital Group, Inc.	113,657	226,840
#	Richelieu Hardware, Ltd.	177,191	6,179,529
	Ritchie Bros Auctioneers, Inc.	129,128	7,708,764
	Ritchie Bros Auctioneers, Inc.	37,693	2,251,403
	Rogers Communications, Inc., Class B	207,440	10,588,153
	Rogers Communications, Inc., Class B	131,569	6,713,966
#	Rogers Sugar, Inc.	538,773	2,521,990
	Royal Bank of Canada	886,501	89,659,102
	Royal Bank of Canada	1,145,629	115,868,917
#	Russel Metals, Inc.	319,501	9,014,456
#*	Sabina Gold & Silver Corp.	1,047,730	1,595,613

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sandstorm Gold, Ltd.	574,831	$4,524,560
	Saputo, Inc.	226,084	6,523,745
#	Savaria Corp.	36,700	618,629
*	Seabridge Gold, Inc.	13,432	243,254
#	Secure Energy Services, Inc.	795,751	2,691,623
	Shaw Communications, Inc., Class B	243,666	7,117,016
	Shaw Communications, Inc., Class B	435,689	12,713,405
#*	ShawCor, Ltd.	364,694	1,446,966
*	Shopify, Inc., Class A	6,994	10,490,510
#	Sienna Senior Living, Inc.	179,305	2,286,584
#*	Sierra Wireless, Inc.	55,726	1,076,017
*	Sierra Wireless, Inc.	88,509	1,711,764
	Sleep Country Canada Holdings, Inc.	142,863	3,367,747
#	SNC-Lavalin Group, Inc.	322,688	8,587,080
*	Southern Pacific Resource Corp.	665,787	0
*	Spin Master Corp.	69,784	2,675,352
#	Sprott, Inc.	46,690	1,720,764
#	SSR Mining, Inc.	966,550	15,734,721
#	SSR Mining, Inc.	271,594	4,416,118
#	Stantec, Inc.	290,863	13,540,657
	Stantec, Inc.	70,845	3,293,584
#	Stella-Jones, Inc.	170,689	6,193,564
*	Storm Resources, Ltd.	59,211	171,805
	Sun Life Financial, Inc.	32,169	1,675,490
	Sun Life Financial, Inc.	362,444	18,857,961
	Suncor Energy, Inc.	8	166
	Suncor Energy, Inc.	1,263,714	24,806,706
*	SunOpta, Inc.	98,969	1,039,175
*	SunOpta, Inc.	115,193	1,213,238
#	Superior Plus Corp.	999,775	12,565,303
#*	Surge Energy, Inc.	733,046	317,285
	Taiga Building Products, Ltd.	19,400	37,164
*	Tamarack Valley Energy, Ltd.	1,362,284	2,937,275
*	Taseko Mines, Ltd.	1,431,283	2,569,793
	TC Energy Corp.	92,429	4,505,877
	TC Energy Corp.	846,656	41,257,547
	Teck Resources, Ltd., Class B	56,081	1,280,208
	Teck Resources, Ltd., Class B	786,833	17,971,266
	TECSYS, Inc.	2,070	86,742
	TELUS Corp.	174,880	3,884,198
	TerraVest Industries, Inc.	1,800	28,841
#	TFI International, Inc.	569,166	63,714,110
	Thomson Reuters Corp.	70,628	7,483,986
	Thomson Reuters Corp.	6,793	719,990
	Tidewater Midstream and Infrastructure, Ltd.	341,110	385,512
#*	Tilray, Inc.	1,611,365	23,542,043
	Timbercreek Financial Corp.	151,417	1,177,256
	TMX Group, Ltd.	83,582	9,178,879
*	Topicus.com, Inc.	22,337	1,683,005
#*	Torex Gold Resources, Inc.	426,256	4,793,501
#	Toromont Industries, Ltd.	230,107	19,445,480
	Toronto-Dominion Bank (The)	636,815	42,340,337
	Toronto-Dominion Bank (The)	473,365	31,455,104
*	Total Energy Services, Inc.	227,898	734,329
#	Tourmaline Oil Corp.	1,289,685	35,208,938
	TransAlta Corp.	421,210	4,389,008
#	TransAlta Corp.	1,032,557	10,767,527
#	TransAlta Renewables, Inc.	304,090	5,354,967
#	Transcontinental, Inc., Class A	575,097	11,381,168

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Trevali Mining Corp.	2,581,528	$475,915
#*	Trican Well Service, Ltd.	1,775,523	3,728,654
	Tricon Residential, Inc.	535,275	6,414,204
*	Trisura Group, Ltd.	53,457	1,996,706
*	Trisura Group, Ltd.	231	8,560
#*	Turquoise Hill Resources, Ltd.	165,120	2,757,511
#*	Turquoise Hill Resources, Ltd.	148,674	2,481,073
*	Uni-Select, Inc.	207,239	2,566,402
#*	Vermilion Energy, Inc.	265,602	1,909,625
*	Vermilion Energy, Inc.	616,984	4,436,115
	VersaBank	12,618	134,514
*	Viemed Healthcare, Inc.	6,346	44,168
	Wajax Corp.	120,993	2,158,788
	Waste Connections, Inc.	72,503	9,185,337
	Waste Connections, Inc.	40,111	5,081,396
#*	Wesdome Gold Mines, Ltd.	549,251	5,555,905
	West Fraser Timber Co., Ltd.	252,746	18,129,396
	West Fraser Timber Co., Ltd.	37,213	2,667,038
#	Western Forest Products, Inc.	2,306,543	3,568,153
#	Westshore Terminals Investment Corp.	261,041	4,506,912
	Wheaton Precious Metals Corp.	52	2,402
	Wheaton Precious Metals Corp.	133,272	6,150,503
#	Whitecap Resources, Inc.	2,571,366	11,768,597
#*	WildBrain, Ltd.	392,989	822,140
#	Winpak, Ltd.	107,831	3,523,782
	WSP Global, Inc.	142,110	16,868,443
#	Yamana Gold, Inc.	3,410,740	15,282,171
	Yamana Gold, Inc.	298,241	1,339,102
#*	Yangarra Resources, Ltd.	278,894	304,020
#	Yellow Pages, Ltd.	91,812	1,055,293
TOTAL CANADA			3,438,348,561
CHINA — (0.0%)
#*	China Evergrande New Energy Vehicle Group, Ltd.	803,000	1,296,950
*	FIH Mobile, Ltd.	18,918,000	2,584,893
*	Hanfeng Evergreen, Inc.	42,625	0
	TK Group Holdings, Ltd.	820,000	296,850
TOTAL CHINA			4,178,693
DENMARK — (2.3%)
*	ALK-Abello A.S.	21,670	10,683,474
#	Alm Brand A.S.	453,546	3,292,888
	Ambu A.S., Class B	64,919	2,401,786
	AP Moller - Maersk A.S., Class A	2,553	6,825,201
	AP Moller - Maersk A.S., Class B	3,436	9,535,664
#*	Bang & Olufsen A.S.	533,253	2,972,020
	BankNordik P/F	1,342	35,730
*	Bavarian Nordic A.S.	336,745	13,666,993
*	Brodrene Hartmann A.S.	12,158	980,982
#*	Broendbyernes IF Fodbold A.S.	121,106	14,143
	Carlsberg A.S., Class B	156,602	28,937,763
#	cBrain A.S.	4,473	236,578
	Chemometec A.S.	23,901	3,826,308
#	Chr Hansen Holding A.S.	174,030	15,650,625
	Coloplast A.S., Class B	96,551	17,655,659
	Columbus A.S.	429,949	733,160
	D/S Norden A.S.	168,448	4,807,591
#	Danske Bank A.S.	1,191,400	20,880,490

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	Demant A.S.	223,564	$13,663,671
*	Dfds A.S.	174,840	9,656,877
#*	Djurslands Bank A.S.	1,040	62,062
*	Drilling Co. of 1972 A.S. (The)	66,180	2,552,811
	DSV Panalpina A.S.	151,741	36,989,184
	FLSmidth & Co. A.S.	216,679	8,030,970
	Fluegger Group A.S.	350	41,860
*	Genmab A.S.	70,499	31,864,056
	GN Store Nord A.S.	600,927	52,661,260
	GronlandsBANKEN A.S.	33	3,273
#	H Lundbeck A.S.	300,375	9,064,036
*	H+H International A.S., Class B	116,159	3,918,335
*	Harboes Bryggeri A.S., Class B	2,462	41,623
*	ISS A.S.	784,977	18,524,396
	Jeudan A.S.	13,911	578,716
*	Jyske Bank A.S.	303,961	14,749,309
	Matas A.S.	208,871	3,723,698
*	MT Hoejgaard Holding A.S.	328	11,834
#	Netcompany Group A.S.	24,358	3,009,161
*	Nilfisk Holding A.S.	155,838	5,468,660
*	NKT A.S.	216,606	10,293,138
#	NNIT A.S.	65,658	1,414,829
	North Media A.S.	6,061	106,231
	Novo Nordisk A.S., Sponsored ADR	595,283	55,123,206
	Novo Nordisk A.S., Class B	891,477	82,525,162
#	Novozymes A.S., Class B	324,338	25,481,547
*	NTG Nordic Transport Group A.S.	4,276	332,212
	Orsted A.S.	63,177	9,370,422
	Pandora A.S.	449,416	58,135,105
*	Parken Sport & Entertainment A.S.	10,398	130,250
	Per Aarsleff Holding A.S.	97,171	4,187,869
	Ringkjoebing Landbobank A.S.	150,190	17,054,088
	Rockwool International A.S., Class A	2,340	1,080,646
	Rockwool International A.S., Class B	34,285	18,192,512
	Royal Unibrew A.S.	240,968	32,654,555
#	RTX A.S.	28,702	792,771
	Scandinavian Tobacco Group A.S., Class A	303,613	6,219,886
	Schouw & Co., A.S.	71,013	7,597,688
	SimCorp A.S.	150,405	20,898,181
	Solar A.S., Class B	25,629	2,492,429
	SP Group A.S.	620	38,064
	Spar Nord Bank A.S.	454,313	5,461,424
	Sydbank A.S.	381,764	11,687,576
	TCM Group A.S.	8,463	210,950
*	Tivoli A.S.	1,281	177,732
	Topdanmark A.S.	252,365	12,851,252
#	TORM P.L.C., Class A	55,025	472,028
	Tryg A.S.	671,846	16,604,514
	UIE P.L.C.	4,184	1,139,526
#	Vestas Wind Systems A.S.	1,027,335	37,882,504
*	Zealand Pharma A.S.	28,370	859,918
TOTAL DENMARK			799,221,062
FINLAND — (1.8%)
	Aktia Bank Oyj	175,826	2,464,942
	Alandsbanken Abp, Class B	1,250	41,811
	Alma Media Oyj	59,478	789,160
	Apetit Oyj	3,389	53,462
	Aspo Oyj	25,687	294,801

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Atria Oyj, Class A	58,024	$845,438
*	BasWare Oyj	7,918	364,585
#	Bittium Oyj	79,121	590,412
	Cargotec Oyj, Class B	203,864	10,958,755
	Caverion Oyj	136,508	1,184,374
#	Citycon Oyj	240,789	2,118,062
	Digia Oyj	27,598	262,220
	Elisa Oyj	379,350	24,381,275
#	Enento Group Oyj	9,514	434,394
#*	Finnair Oyj	4,478,584	3,590,340
	Fiskars Oyj Abp	104,250	2,554,811
	Fortum Oyj	1,107,217	30,504,126
	F-Secure Oyj	255,088	1,251,194
	Glaston Oyj ABP	11,415	14,289
	Harvia Oyj	3,757	273,857
	HKScan Oyj, Class A	165,652	425,621
	Huhtamaki Oyj	584,496	31,130,459
	Ilkka-Yhtyma Oyj	29,672	173,443
	Kamux Corp.	18,383	379,331
	Kemira Oyj	711,617	11,992,519
	Kesko Oyj, Class A	126,629	4,917,960
#	Kesko Oyj, Class B	1,370,460	58,740,585
	Kojamo Oyj	217,251	5,356,459
	Kone Oyj, Class B	247,622	20,509,685
	Konecranes Oyj, Class A	300,069	12,916,047
	Lassila & Tikanoja Oyj	169,797	3,004,847
#*	Lehto Group Oyj	205,282	415,027
	Metsa Board Oyj	715,327	7,907,366
	Metso Outotec Oyj	1,979,975	22,480,867
	Musti Group Oyj	5,619	231,933
	Neles Oyj	302,981	4,687,193
#	Neste Oyj	686,061	42,172,698
*	Nokia Oyj	3,992,666	24,532,295
*	Nokia Oyj	1,186,596	7,283,195
*	Nokia Oyj, Sponsored ADR	436,684	2,655,039
	Nokian Renkaat Oyj	695,310	29,325,033
	Nordea Bank Abp	2,440,427	28,578,396
	Olvi Oyj, Class A	39,314	2,467,396
	Oriola Oyj, Class A	1,000	2,384
	Oriola Oyj, Class B	719,046	1,658,293
	Orion Oyj, Class A	46,983	2,000,865
	Orion Oyj, Class B	436,906	18,597,108
*	Outokumpu Oyj	1,985,492	14,165,612
	Pihlajalinna Oyj	34,018	476,072
#	Ponsse Oyj	52,110	2,657,475
*	QT Group Oyj	12,507	1,693,784
	Raisio Oyj, Class V	401,412	1,882,964
*	Rapala VMC Oyj	15,713	189,168
	Raute Oyj, Class A	1,914	52,236
	Revenio Group Oyj	57,428	4,660,213
	Rovio Entertainment Oyj	14,306	121,173
	Sampo Oyj, Class A	490,275	23,596,247
	Sanoma Oyj	504,321	9,353,485
#*	Stockmann Oyj Abp, Class B	61,164	98,735
	Stora Enso Oyj, Class R	888,080	17,585,473
	Taaleri Oyj	1,766	22,324
	Teleste Oyj	20,343	150,718
	Terveystalo Oyj	14,534	197,573
	TietoEVRY Oyj	275,536	9,267,478

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Tokmanni Group Corp.	101,066	$2,918,026
	UPM-Kymmene Oyj	1,212,750	49,559,489
	Uponor Oyj	284,514	9,073,453
	Vaisala Oyj, Class A	45,516	2,115,401
	Valmet Oyj	657,788	27,451,408
	Verkkokauppa.com Oyj	8,621	87,337
	Wartsila OYJ Abp	969,896	14,610,986
#	YIT Oyj	722,424	4,380,484
TOTAL FINLAND			623,881,666
FRANCE — (7.6%)
	ABC arbitrage	92,501	786,027
#*	Accor SA	266,902	9,445,687
*	Aeroports de Paris	43,947	5,327,102
	Air Liquide SA	510,334	88,751,391
#*	Airbus SE	402,580	55,221,349
*	Akka Technologies	41,036	2,292,225
	AKWEL	63,353	1,826,161
#	Albioma SA	153,455	6,131,917
	ALD SA	113,250	1,657,967
#*	Alstom SA	176,340	7,313,938
	Altamir	42,488	1,178,898
	Alten SA	125,455	19,943,041
	Amundi SA	117,581	10,859,004
	Arkema SA	413,435	52,623,832
	Assystem SA	45,623	1,641,949
*	ATEME SA	545	8,546
	Atos SE	259,113	12,391,481
	Aubay	33,103	1,908,416
	AXA SA	1,415,353	36,653,431
	Axway Software SA	25,419	856,357
	Bastide le Confort Medical	13,234	747,260
*	Beneteau SA	182,413	2,981,349
#*	Bigben Interactive	58,402	1,068,806
	BioMerieux	49,463	5,897,788
	BNP Paribas SA	886,338	54,048,119
	Boiron SA	30,194	1,567,173
	Bollore SA	1,817,900	10,159,008
#	Bonduelle SCA	92,495	2,314,193
	Bourbon Corp.	56,660	0
	Bouygues SA	844,488	32,547,781
#	Bureau Veritas SA	556,677	18,383,552
	Burelle SA	55	47,103
	Capgemini SE	212,139	45,854,412
	Carrefour SA	2,094,611	38,905,869
*	Casino Guichard Perrachon SA	199,760	5,647,089
#*	Catering International Services	6,197	82,330
	CBo Territoria	2,301	9,766
*	Cegedim SA	13,155	444,787
#*	CGG SA	3,406,411	2,381,384
	Chargeurs SA	94,241	2,446,494
	Cie de Saint-Gobain	974,295	69,640,900
#*	Cie des Alpes	96,432	1,406,951
#	Cie Generale des Etablissements Michelin SCA	571,661	93,376,425
	Cie Plastic Omnium SA	331,606	10,524,144
#*	Claranova SADIR	70,358	646,795
	CNP Assurances	522,647	8,884,048
*	Coface SA	533,028	6,691,003
	Credit Agricole SA	952,684	13,283,762

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Danone SA, Sponsored ADR	37,413	$550,719
	Danone SA	742,858	54,639,797
#	Dassault Aviation SA	2,361	2,811,128
	Dassault Systemes SE, Sponsored ADR	10,275	567,695
	Dassault Systemes SE	137,980	7,611,280
#*	DBV Technologies SA	35,620	387,452
	Delta Plus Group	1,226	128,645
*	Derichebourg SA	721,218	7,618,181
	Edenred	495,821	28,805,184
	Eiffage SA	481,145	49,050,157
*	Ekinops SAS	6,333	57,369
	Electricite de France SA	1,357,472	16,479,087
	Electricite de Strasbourg SA	1,138	151,106
*	Elior Group SA	555,988	3,811,268
*	Elis SA	949,665	17,030,144
	Engie SA	1,641,246	21,886,516
*	Eramet SA	46,687	3,733,371
	EssilorLuxottica SA	114,055	21,531,632
*	Esso SA Francaise	10,411	132,794
#*	Etablissements Maurel et Prom SA	223,836	501,288
	Eurofins Scientific SE	337,380	40,354,800
#*	Europcar Mobility Group	1,425,993	844,339
#	Eutelsat Communications SA	965,513	10,505,807
*	Exel Industries, Class A	6,839	674,583
	Faurecia SE	567,005	25,306,848
	Faurecia SE	49,891	2,273,212
	Fleury Michon SA	4,252	119,554
	Fnac Darty SA	88,712	6,157,687
	Fnac Darty SA	12,150	839,786
*	Gaumont SA	768	96,918
	Gaztransport Et Technigaz SA	85,230	6,834,408
#	GEA	181	23,622
	Getlink SE	406,899	6,517,946
#*	GL Events	57,252	910,964
	Groupe Crit	22,390	1,819,334
	Groupe Gorge SA	9,794	183,887
	Guerbet	36,354	1,355,706
*	Haulotte Group SA	54,664	388,979
	Hermes International	23,514	35,947,636
	HEXAOM	16,188	843,455
*	ID Logistics Group	8,550	2,738,178
#	Iliad SA	197,990	42,667,822
	Imerys SA	195,518	9,056,408
	Infotel SA	469	27,822
	Ipsen SA	120,645	12,892,179
	IPSOS	185,598	8,622,558
	Jacquet Metals SACA	81,175	1,940,157
*	JCDecaux SA	238,875	6,516,282
	Kaufman & Broad SA	120,359	5,340,461
	Kering SA	52,768	47,340,216
	Korian SA	364,097	13,821,969
#*	Lagardere SA	673,035	18,772,520
	Laurent-Perrier	4,281	517,838
	Lectra	104,988	4,277,738
	Legrand SA	317,355	35,764,595
	Linedata Services	18,245	880,851
	LISI	117,537	4,007,278
	LNA Sante SA	27,031	1,703,092
	L'Oreal SA	74,445	34,058,105

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LVMH Moet Hennessy Louis Vuitton SE	248,440	$198,917,709
	Maisons du Monde SA	133,675	3,058,641
	Manitou BF SA	37,916	1,246,803
	Manutan International	2,990	278,120
	Mersen SA	89,252	3,545,314
#*	METabolic EXplorer SA	130,246	651,592
	Metropole Television SA	200,359	4,011,995
	Nexans SA	284,037	27,186,130
	Nexity SA	281,678	14,189,287
#*	Nicox	71,997	275,803
	NRJ Group	82,121	598,148
#*	Oeneo SA	143,254	2,205,665
*	Onxeo SA	143,360	99,336
#*	Onxeo SA	12,362	8,477
	Orange SA, Sponsored ADR	187,975	2,095,921
#	Orange SA	7,330,798	81,585,424
#	Orpea SA	135,999	17,270,155
#	Pernod Ricard SA	69,562	15,352,785
	Pharmagest Interactive	423	47,562
	Plastiques Du Val De Loire	45,034	353,328
	Publicis Groupe SA, ADR	97,524	1,547,706
	Publicis Groupe SA	828,006	52,272,530
	Quadient SA	197,449	5,795,409
#*	Rallye SA	505,440	3,362,636
#*	Recylex SA	65,252	26,821
#	Remy Cointreau SA	10,125	2,224,169
*	Renault SA	585,104	22,222,622
	Rexel SA	1,449,227	30,595,951
	Robertet SA	1,585	1,881,328
	Rothschild & Co.	20,105	752,417
	Rubis SCA	237,855	9,541,597
	Safran SA	162,697	21,292,860
	Samse SA	943	206,984
	Sanofi, ADR	246,722	12,720,986
	Sanofi	432,160	44,544,117
#	Sartorius Stedim Biotech	44,668	25,498,445
	Savencia SA	17,323	1,389,101
	Schneider Electric SE	210,086	35,186,951
	Schneider Electric SE	19,869	3,337,237
	SCOR SE	620,814	17,337,238
	SEB SA	119,502	19,856,231
	Seche Environnement SA	12,581	729,794
	SES SA, Class A	1,900,136	14,648,867
*	SMCP SA	61,726	387,509
	Societe BIC SA	134,748	9,135,346
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	2,125	185,877
	Societe Generale SA	1,253,453	36,708,248
	Societe Marseillaise du Tunnel Prado-Carenage SA	7,728	193,475
	Societe pour l'Informatique Industrielle	394	16,261
*	Sodexo SA	124,874	10,639,945
*	Sodexo SA, Sponsored ADR	3,640	62,280
	Sodexo SA	8,908	759,775
*	SOITEC	86,494	20,736,790
#*	Solocal Group	354,103	668,320
	Somfy SA	23,039	4,411,271
	Sopra Steria Group SACA	84,150	16,727,122
	SPIE SA	528,299	12,513,560
	Stef SA	22,404	2,604,319
#	STMicroelectronics NV	1,220,478	50,227,243

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	STMicroelectronics NV	390,549	$16,117,957
#	Suez SA	786,262	18,340,817
	Sword Group	18,918	1,017,851
	Synergie SE	44,846	1,968,196
	Teleperformance	180,912	76,308,060
	Television Francaise 1	296,203	2,828,213
	Thales SA	229,394	24,075,986
	Thermador Groupe	11,512	1,283,678
	Tikehau Capital SCA	5,544	173,951
	Total Gabon	985	158,336
#	TotalEnergies SE, Sponsored ADR	217,523	9,490,528
#	TotalEnergies SE	1,777,596	77,515,113
	Trigano SA	45,634	9,870,663
#*	Ubisoft Entertainment SA	310,134	19,660,570
#	Union Financiere de France BQE SA	6,272	132,054
	Valeo	871,389	25,196,925
#*	Vallourec SA	221,857	2,152,421
#*	Valneva SE	65,804	925,652
	Veolia Environnement SA	494,659	16,223,542
	Verallia SA	5,856	217,151
*	Verimatrix SA	5,620	10,775
	Vetoquinol SA	1,108	160,854
	Vicat SA	84,188	4,243,935
	VIEL & Cie SA	65,433	470,459
	Vilmorin & Cie SA	34,650	2,325,862
	Vinci SA	563,434	59,653,247
	Virbac SA	13,426	5,422,547
#	Vivendi SE	300,594	10,156,006
*	Vranken-Pommery Monopole SA	8,008	170,024
*	Wavestone	4,128	205,634
*	Worldline SA	285,268	26,701,090
*	X-Fab Silicon Foundries SE	108,009	1,023,800
TOTAL FRANCE			2,657,366,793
GERMANY — (6.4%)
	1&1 AG	116,136	3,445,783
	Aareal Bank AG	317,361	8,003,144
	Adesso SE	872	160,134
	Adidas AG	133,607	48,493,111
	ADLER Group SA	2	48
*	ADVA Optical Networking SE	210,006	3,124,019
	AIXTRON SE	65,650	1,619,444
	All for One Group SE	3,921	311,694
#	Allgeier SE	18,167	512,734
	Allianz SE	276,267	68,669,850
	Allianz SE, Sponsored ADR	194,823	4,840,377
	Amadeus Fire AG	9,756	1,959,986
	Aroundtown SA	1,633,511	12,785,606
	Atoss Software AG	5,601	1,139,027
#*	Aumann AG	3,278	73,241
	Aurubis AG	197,548	20,005,836
	BASF SE	390,630	30,695,088
	Basler AG	17,190	2,255,148
#*	Bauer AG	79,806	1,187,018
	Bayer AG	1,277,637	76,120,324
	Bayerische Motoren Werke AG	951,135	94,572,554
	BayWa AG	67,658	3,102,163
	Bechtle AG	87,173	17,999,714
	Beiersdorf AG	33,381	3,964,783

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	25,455	$1,505,577
#	bet-at-home.com AG	12,987	459,780
*	Bijou Brigitte AG	14,736	410,674
	Bilfinger SE	145,266	4,467,701
#*	Borussia Dortmund GmbH & Co., KGaA	431,679	3,135,280
	Brenntag SE	415,503	41,500,152
	CANCOM SE	99,091	6,227,412
#	Carl Zeiss Meditec AG	23,728	5,284,525
*	CECONOMY AG	768,684	3,687,781
	CENIT AG	40,171	707,393
	Cewe Stiftung & Co., KGaA	48,896	7,329,655
*	Commerzbank AG	3,631,602	23,387,305
	CompuGroup Medical SE & Co., KgaA	105,941	8,498,706
*	Continental AG	271,300	36,854,772
#*	Corestate Capital Holding SA	15,120	226,045
	Covestro AG	658,500	42,421,351
	CropEnergies AG	128,768	1,516,280
*	CTS Eventim AG & Co., KGaA	238,826	16,227,059
	Daimler AG	1,617,070	144,306,390
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	185,838
*	Delivery Hero SE	10,078	1,506,586
*	Delticom AG	5,449	62,700
	Dermapharm Holding SE	6,188	494,999
*	Deutsche Bank AG	1,874,241	23,627,161
*	Deutsche Bank AG	1,480,787	18,524,645
	Deutsche Beteiligungs AG	85,573	3,782,779
	Deutsche Boerse AG	149,058	24,872,404
	Deutsche EuroShop AG	150,235	3,565,601
#*	Deutsche Lufthansa AG	447,537	5,054,648
	Deutsche Pfandbriefbank AG	768,867	8,469,526
	Deutsche Post AG	955,495	64,755,007
	Deutsche Telekom AG, Sponsored ADR	107,992	2,247,314
	Deutsche Telekom AG	5,639,652	117,046,169
	Deutsche Wohnen SE	315,293	19,684,376
*	Deutz AG	831,180	7,059,823
	DIC Asset AG	190,390	3,439,659
	DMG Mori AG	23,446	1,160,894
	Dr Hoenle AG	14,287	820,767
	Draegerwerk AG & Co., KGaA	15,284	1,362,864
	Duerr AG	186,553	8,914,002
	E.ON SE	2,100,823	25,826,479
	Eckert & Ziegler Strahlen- und Medizintechnik AG	58,290	8,017,535
	Elmos Semiconductor SE	23,311	1,048,744
#*	ElringKlinger AG	161,473	2,634,929
	Energiekontor AG	7,264	480,545
	Evonik Industries AG	329,910	11,471,006
*	Evotec SE	11,025	457,146
	Fielmann AG	92,825	6,970,770
	First Sensor AG	13,006	669,886
#*	flatexDEGIRO AG	27,015	3,264,516
*	Francotyp-Postalia Holding AG, Class A	22,684	79,468
*	Fraport AG Frankfurt Airport Services Worldwide	134,696	8,859,464
	Freenet AG	884,555	21,156,154
	Fresenius Medical Care AG & Co. KGaA, ADR	30,888	1,214,516
	Fresenius Medical Care AG & Co., KGaA	529,867	41,764,748
	Fresenius SE & Co., KGaA	783,347	41,172,688
	Fuchs Petrolub SE	68,823	2,755,070
	GEA Group AG	281,672	12,489,432
#	Gerresheimer AG	196,104	20,476,016

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Gesco AG	29,514	$756,557
	GFT Technologies SE	129,427	4,328,692
	Grand City Properties SA	219,340	5,825,747
*	H&R GmbH & Co., KGaA	71,325	812,223
	Hamburger Hafen und Logistik AG	196,130	4,652,112
	Hannover Rueck SE	52,972	8,903,713
#	Hapag-Lloyd AG	59,181	12,785,347
	Hawesko Holding AG	744	53,620
	HeidelbergCement AG	261,280	23,154,032
#*	Heidelberger Druckmaschinen AG	1,930,070	4,515,032
#*	Hella GmbH & Co., KGaA	115,343	8,075,165
#*	HelloFresh SE	153,939	14,430,146
	Henkel AG & Co., KGaA	35,273	3,207,195
*	Highlight Communications AG	42,880	196,563
	Hochtief AG	70,173	5,568,033
#*	HolidayCheck Group AG	169,393	506,272
	Hornbach Baumarkt AG	42,846	1,725,756
	Hornbach Holding AG & Co., KGaA	30,350	3,410,125
	Hugo Boss AG	248,337	14,877,557
*	Hypoport SE	4,076	2,455,825
	Indus Holding AG	85,358	3,598,729
	Infineon Technologies AG	895,728	34,229,466
	Infineon Technologies AG, ADR	206,011	7,886,101
	Instone Real Estate Group AG	52,372	1,619,627
	IVU Traffic Technologies AG	28,301	708,112
	Jenoptik AG	103,245	3,543,223
	JOST Werke AG	742	45,311
*	K+S AG	982,625	14,095,280
	KION Group AG	395,284	41,976,773
*	Kloeckner & Co. SE	363,508	5,529,902
	Knorr-Bremse AG	21,862	2,475,645
*	Koenig & Bauer AG	72,821	2,492,995
	Krones AG	42,754	4,215,306
	KSB SE & Co., KGaA	267	131,708
	KWS Saat SE & Co., KGaA	23,458	1,971,988
	Lanxess AG	509,917	36,929,965
	LEG Immobilien SE	170,512	26,948,857
	Leifheit AG	29,884	1,525,051
#*	Leoni AG	120,123	2,097,839
#	LPKF Laser & Electronics AG	27,049	695,322
*	Manz AG	14,371	1,079,076
*	Mediclin AG	12,692	62,335
*	Medigene AG	16,352	76,038
	Merck KGaA	71,199	14,574,718
	METRO AG	1,278,547	16,573,716
	MLP SE	218,686	1,790,100
	MTU Aero Engines AG	62,570	15,651,091
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	93,716	25,286,821
*	Nagarro SE	19,006	2,896,024
	Nemetschek SE	229,249	20,230,721
	New Work SE	11,809	3,548,844
	Nexus AG	11,892	945,654
#*	Nordex SE	405,739	7,803,344
	Norma Group SE	227,204	12,031,113
	OHB SE	34,731	1,648,887
	Patrizia AG	183,508	4,676,879
	Pfeiffer Vacuum Technology AG	41,426	8,450,991
	PNE AG	359,080	3,000,277
*	Progress-Werk Oberkirch AG	5,595	201,887

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	ProSiebenSat.1 Media SE	698,671	$13,274,009
	PSI Software AG	13,326	654,111
	Puma SE	84,873	10,411,319
	Puma SE	28,540	3,500,984
*	PVA TePla AG	14,924	603,595
*	q.beyond AG	662,612	1,429,789
*	QIAGEN NV	147,931	7,928,087
*	R Stahl AG	4,599	127,594
	Rational AG	7,651	8,331,345
	Rheinmetall AG	274,085	26,301,145
	RTL Group SA	132,022	7,474,186
	RWE AG	733,423	26,077,343
*	SAF-Holland SE	256,148	3,566,107
*	Salzgitter AG	196,001	7,631,168
	SAP SE, Sponsored ADR	52,887	7,600,920
	SAP SE	289,878	41,600,750
*	Schaltbau Holding AG	20,215	977,066
	Scout24 AG	127,222	10,894,552
	Secunet Security Networks AG	5,074	2,898,643
*	SGL Carbon SE	77,815	865,035
	Siemens AG, Sponsored ADR	63,609	4,968,181
	Siemens AG	239,359	37,347,905
	Siemens Healthineers AG	148,051	9,774,521
#	Siltronic AG	92,377	15,064,815
*	Sixt SE	89,285	12,421,820
	SMA Solar Technology AG	15,662	819,673
	Softing AG	10,451	84,315
#	Software AG	124,078	5,996,181
	Stabilus SA	56,328	4,471,750
	STRATEC SE	5,577	865,392
	Stroeer SE & Co., KGaA	135,812	10,742,091
	Suedzucker AG	363,460	5,470,980
*	SUESS MicroTec SE	71,689	2,254,446
	Surteco Group SE	34,391	1,247,565
	Symrise AG, Class A	185,942	27,416,942
	Syzygy AG	4,986	42,538
	TAG Immobilien AG	445,837	14,785,905
	Takkt AG	172,706	2,838,773
*	Talanx AG	151,722	6,446,459
#*	TeamViewer AG	142,862	4,803,234
#	Technotrans SE	44,155	1,505,077
	Telefonica Deutschland Holding AG	4,967,053	13,388,970
*	thyssenkrupp AG	1,679,076	16,728,373
	Traffic Systems SE	9,711	483,944
	Uniper SE	341,128	13,318,642
	United Internet AG	458,612	18,980,718
#*	va-Q-tec AG	1,952	69,540
#	Varta AG	38,816	6,733,043
	VERBIO Vereinigte BioEnergie AG	105,064	5,691,337
	Volkswagen AG	83,331	27,656,403
	Vonovia SE	361,560	24,072,287
	Vossloh AG	35,682	1,796,328
	Wacker Chemie AG	105,551	15,526,971
	Wacker Neuson SE	170,725	5,145,495
	Washtec AG	52,205	3,566,644
*	Westwing Group AG	18,329	869,108
	Wuestenrot & Wuerttembergische AG	98,689	2,158,244
*	Zalando SE	105,798	11,755,460
	Zeal Network SE	42,985	2,115,123

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	zooplus AG	7,127	$2,426,762
TOTAL GERMANY			2,258,126,669
HONG KONG — (2.4%)
*	Aceso Life Science Group, Ltd.	10,902,900	306,133
	Aeon Credit Service Asia Co., Ltd.	28,000	17,765
	AIA Group, Ltd.	10,843,200	129,747,136
	Allied Group, Ltd.	1,570,000	613,007
	APAC Resources, Ltd.	271,695	48,239
#*	Apollo Future Mobility Group, Ltd.	2,324,000	110,662
*	Applied Development Holdings, Ltd.	765,000	10,360
*	Arts Optical International Hldgs, Ltd.	52,000	4,283
	Asia Financial Holdings, Ltd.	400,000	173,417
*	Asia Standard International Group, Ltd.	2,185,561	289,221
*	Asiasec Properties, Ltd.	299,000	60,410
	ASM Pacific Technology, Ltd.	1,039,600	13,404,280
	Associated International Hotels, Ltd.	79,000	146,423
	Bank of East Asia, Ltd. (The)	2,276,885	3,751,461
*	Blue River Holdings, Ltd.	4,564,478	144,491
	BOC Aviation, Ltd.	1,108,500	8,150,428
	BOC Hong Kong Holdings, Ltd.	3,517,500	11,295,683
	BOCOM International Holdings Co., Ltd.	415,000	92,852
	BOE Varitronix, Ltd.	3,064,000	3,185,072
	Brightoil Petroleum Holdings, Ltd.	7,912,171	286,405
	Budweiser Brewing Co. APAC, Ltd.	239,100	667,283
	Build King Holdings, Ltd.	860,000	115,100
*	Burwill Holdings, Ltd.	9,641,600	16,501
	Cafe de Coral Holdings, Ltd.	2,038,000	3,967,650
#*	Cathay Pacific Airways, Ltd.	8,694,180	6,976,187
*	Century City International Holdings, Ltd.	3,792,000	214,515
	CGN Mining Co., Ltd.	2,945,000	239,348
	Chen Hsong Holdings	360,000	127,366
	Cheuk Nang Holdings, Ltd.	124,488	43,268
	Chevalier International Holdings, Ltd.	130,276	162,685
*	China Best Group Holding, Ltd.	1,047,000	48,624
*	China Display Optoelectronics Technology Holdings, Ltd.	2,472,000	209,642
*	China Energy Development Holdings, Ltd.	32,700,000	403,749
	China Motor Bus Co., Ltd.	6,800	93,739
*	China Smarter Energy Group Holdings, Ltd.	1,462,000	5,785
*	China Solar Energy Holdings, Ltd.	1,033,500	4,488
#*	China Star Entertainment, Ltd.	8,376,000	1,199,186
*	China Strategic Holdings, Ltd.	85,375,000	768,316
	China Tonghai International Financial, Ltd.	210,000	6,865
	Chinese Estates Holdings, Ltd.	1,620,500	635,520
	Chong Hing Bank, Ltd.	45,000	118,519
*	Chong Kin Group Holdings, Ltd.	416,000	50,280
	Chow Sang Sang Holdings International, Ltd.	1,508,000	2,523,343
	Chow Tai Fook Jewellery Group, Ltd.	3,484,800	7,305,866
	Chuang's China Investments, Ltd.	6,774,219	414,069
	Chuang's Consortium International, Ltd.	4,671,553	566,482
	CITIC Telecom International Holdings, Ltd.	10,719,000	3,477,524
	CK Asset Holdings, Ltd.	1,691,624	11,509,294
	CK Hutchison Holdings, Ltd.	2,159,908	15,780,937
	CK Infrastructure Holdings, Ltd.	939,045	5,668,904
#	CK Life Sciences Int'l Holdings, Inc.	6,910,000	720,561
	CLP Holdings, Ltd.	1,149,000	11,847,821
	CNQC International Holdings, Ltd.	762,500	76,392
	CNT Group, Ltd.	814,000	40,832
	Convenience Retail Asia, Ltd.	122,000	12,717

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Crystal International Group, Ltd.	391,500	$157,342
	CSI Properties, Ltd.	27,084,200	854,291
	Dah Sing Banking Group, Ltd.	2,601,702	2,678,308
	Dah Sing Financial Holdings, Ltd.	1,043,644	3,289,855
	Dickson Concepts International, Ltd.	404,500	237,062
	Dynamic Holdings, Ltd.	42,000	71,299
	Eagle Nice International Holdings, Ltd.	1,394,000	895,466
#	EC Healthcare	793,000	1,230,652
	EcoGreen International Group, Ltd.	468,240	121,592
*	Emperor Capital Group, Ltd.	19,950,000	294,477
	Emperor Entertainment Hotel, Ltd.	2,565,000	326,816
	Emperor International Holdings, Ltd.	6,568,416	941,402
	Emperor Watch & Jewellery, Ltd.	17,370,000	479,084
*	ENM Holdings, Ltd.	2,608,000	214,994
*	Esprit Holdings, Ltd.	13,480,969	1,077,093
*	Eternity Investment, Ltd.	520,000	16,289
	Fairwood Holdings, Ltd.	267,000	600,023
	Far East Consortium International, Ltd.	7,667,314	3,037,162
	First Pacific Co., Ltd.	10,613,756	3,540,946
*	First Shanghai Investments, Ltd.	11,440,000	420,556
#	Fosun Tourism Group	47,000	54,757
	Fountain SET Holdings, Ltd.	8,828,000	1,497,989
	Four Seas Mercantile Holdings, Ltd.	36,000	13,439
*	Freeman Fintech Corp., Ltd.	6,722,000	14,618
	FSE Lifestyle Services, Ltd.	159,000	124,592
*	Galaxy Entertainment Group, Ltd.	371,000	2,514,281
*	GBA Holdings, Ltd.	15,680,000	20,177
	GDH Guangnan Holdings., Ltd.	1,986,000	178,783
*	Genting Hong Kong, Ltd.	1,044,000	70,920
	Get Nice Financial Group, Ltd.	798,824	90,586
	Giordano International, Ltd.	7,848,000	1,526,703
	Glorious Sun Enterprises, Ltd.	1,763,000	177,153
*	Gold Peak Industries Holdings, Ltd.	605,000	51,404
	Golden Resources Development International, Ltd.	924,000	65,320
	Goldin Financial Holdings, Ltd.	2,104,000	0
*	Good Resources Holdings, Ltd.	3,150,000	6,445
*	Goodbaby International Holdings, Ltd.	3,517,000	816,804
*	GR Properties, Ltd.	1,236,000	152,987
	Great Eagle Holdings, Ltd.	612,900	1,919,430
*	G-Resources Group, Ltd.	6,497,820	2,387,414
	Guoco Group, Ltd.	26,000	297,812
	Guotai Junan International Holdings, Ltd.	14,634,000	2,208,373
#	Haitong International Securities Group, Ltd.	16,172,139	4,167,849
	Hang Lung Group, Ltd.	2,829,000	6,927,617
#	Hang Lung Properties, Ltd.	5,333,000	13,803,874
	Hang Seng Bank, Ltd.	935,500	17,916,181
	Hanison Construction Holdings, Ltd.	909,496	148,762
#	Harbour Centre Development, Ltd.	158,000	167,670
	Henderson Land Development Co., Ltd.	2,326,284	10,393,599
	HK Electric Investments & HK Electric Investments, Ltd.	3,512,000	3,561,876
	HKBN, Ltd.	2,945,000	3,429,201
	HKR International, Ltd.	4,200,438	1,695,102
	HKT Trust & HKT, Ltd.	12,105,000	16,454,066
	Hon Kwok Land Investment Co., Ltd.	234,000	107,452
	Hong Kong & China Gas Co., Ltd.	3,381,586	5,499,601
*	Hong Kong ChaoShang Group, Ltd.	104,000	13,390
	Hong Kong Exchanges & Clearing, Ltd.	814,018	52,023,633
	Hong Kong Ferry Holdings Co., Ltd.	123,000	90,388
*	Hong Kong Technology Venture Co., Ltd.	177,000	248,364

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hongkong & Shanghai Hotels, Ltd. (The)	1,802,726	$1,586,338
	Hongkong Chinese, Ltd.	3,741,143	288,629
#	Honma Golf, Ltd.	558,000	261,062
	Hsin Chong Group Holdings, Ltd.	7,804,000	65,877
	Hung Hing Printing Group, Ltd.	1,234,524	208,403
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	8,408,000	1,635,614
	Hysan Development Co., Ltd.	1,386,215	5,455,841
*	I-CABLE Communications, Ltd.	3,141,153	32,330
*	Imagi International Holdings, Ltd.	1,098,799	155,836
	International Housewares Retail Co., Ltd.	1,170,000	435,434
	IPE Group, Ltd.	2,010,000	173,225
*	IRC, Ltd.	23,948,000	864,734
*	ITC Properties Group, Ltd.	677,994	79,527
	Johnson Electric Holdings, Ltd.	2,390,127	5,601,666
	JS Global Lifestyle Co., Ltd.	337,500	851,002
	K Wah International Holdings, Ltd.	667,000	301,490
*	Kader Holdings Co., Ltd.	100,000	5,448
*	Kam Hing International Holdings, Ltd.	74,000	3,706
	Karrie International Holdings, Ltd.	1,878,000	406,050
	Kerry Logistics Network, Ltd.	2,720,291	8,106,185
	Kerry Properties, Ltd.	2,534,083	7,483,699
	Kingmaker Footwear Holdings, Ltd.	1,152,000	136,679
#	Kingston Financial Group, Ltd.	8,261,000	523,937
	Kowloon Development Co., Ltd.	1,940,000	2,252,430
*	KuangChi Science, Ltd.	4,031,000	124,248
*	Lai Sun Development Co., Ltd.	1,212,987	965,480
	Lam Soon Hong Kong, Ltd.	12,000	23,218
*	Landing International Development, Ltd.	5,724,000	168,202
	Landsea Green Properties Co., Ltd.	584,000	34,172
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	363,750	42,557
*	Lerado Financial Group Co., Ltd.	740,000	4,190
*	Lerthai Group, Ltd.	38,000	3,264
*	Lifestyle International Holdings, Ltd.	2,272,500	1,621,632
	Lippo China Resources, Ltd.	12,586,000	187,531
	Lippo, Ltd.	236,000	75,243
	Liu Chong Hing Investment, Ltd.	922,000	940,877
	L'Occitane International SA	2,236,500	7,775,095
	Luk Fook Holdings International, Ltd.	1,844,000	5,902,024
	Lung Kee Bermuda Holdings	432,000	201,600
*	Magnificent Hotel Investment, Ltd.	4,616,000	70,083
	Man Wah Holdings, Ltd.	9,944,400	19,953,391
*	Mason Group Holdings, Ltd.	42,923,200	149,811
	Master Glory Group, Ltd.	807,080	5,068
#	MECOM Power and Construction, Ltd.	90,000	45,267
	Melco International Development, Ltd.	2,193,000	3,502,123
*	Melco Resorts & Entertainment, Ltd., ADR	47,606	662,676
#*	MH Development, Ltd.	564,000	15,785
*	Midland Holdings, Ltd.	1,342,364	230,893
	Ming Fai International Holdings, Ltd.	542,000	44,515
	Miramar Hotel & Investment	497,000	927,130
	Modern Dental Group, Ltd.	566,000	489,980
*	Mongolian Mining Corp.	105,000	29,048
	MTR Corp., Ltd.	946,632	5,612,249
	NagaCorp., Ltd.	8,124,000	5,968,905
	Nameson Holdings, Ltd.	1,670,000	126,652
	National Electronics Hldgs	61,600	8,556
*	National United Resources Holdings, Ltd.	3,320,000	11,364
*	Neo-Neon Holdings, Ltd.	4,877,000	305,796

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	New World Development Co., Ltd.	2,796,284	$13,256,511
#*	NewOcean Energy Holdings, Ltd.	4,088,000	204,895
#	Nissin Foods Co., Ltd.	154,000	110,817
	NWS Holdings, Ltd.	5,548,221	5,591,455
	Orient Overseas International, Ltd.	274,500	5,018,328
	Oriental Watch Holdings	1,735,824	926,658
#*	Oshidori International Holdings, Ltd.	17,547,000	1,130,526
	Pacific Andes International Holdings, Ltd.	11,918,411	42,023
*	Pacific Basin Shipping, Ltd.	26,765,000	11,929,923
*	Pacific Century Premium Developments, Ltd.	2,508,004	216,219
	Pacific Textiles Holdings, Ltd.	5,393,000	2,922,079
*	Paliburg Holdings, Ltd.	928,790	253,924
*	Paradise Entertainment, Ltd.	1,284,000	162,666
	PC Partner Group, Ltd.	858,000	532,757
	PCCW, Ltd.	21,037,308	11,019,961
#	Peace Mark Holdings, Ltd.	232,000	0
*	Pegasus International Holdings, Ltd.	82,000	7,694
	Perfect Medical Health Management, Ltd.	1,380,000	1,430,993
	Pico Far East Holdings, Ltd.	3,302,000	552,291
	Playmates Holdings, Ltd.	3,856,000	467,765
	Plover Bay Technologies, Ltd.	904,000	294,251
	Power Assets Holdings, Ltd.	1,863,000	12,044,650
	Prada SpA	938,600	7,354,620
*	PT International Development Co., Ltd.	4,432,550	171,572
	Public Financial Holdings, Ltd.	1,392,000	430,876
*	Razer, Inc.	1,556,000	377,472
#*	Regal Hotels International Holdings, Ltd.	1,589,400	811,211
	Regina Miracle International Holdings, Ltd.	982,000	348,845
*	Renco Holdings Group, Ltd.	32,000	665
*	Sa Sa International Holdings, Ltd.	319,951	79,908
*	Samson Holding, Ltd.	196,000	7,987
#*	Sands China, Ltd.	75,600	257,498
	SAS Dragon Holdings, Ltd.	1,306,000	625,143
#	SEA Holdings, Ltd.	881,918	672,280
*	Shangri-La Asia, Ltd.	3,710,166	3,296,241
	Shenwan Hongyuan HK, Ltd.	2,075,000	253,819
*	Shun Ho Property Investments, Ltd.	70,224	10,977
*	Shun Tak Holdings, Ltd.	15,070,250	4,365,934
*	Sincere Watch Hong Kong, Ltd.	2,260,000	16,453
	Sing Tao News Corp., Ltd.	892,000	102,333
#*	Singamas Container Holdings, Ltd.	7,412,000	1,059,274
	Sino Land Co., Ltd.	8,509,326	13,039,415
	SITC International Holdings Co., Ltd.	6,553,000	27,033,559
*	SJM Holdings, Ltd.	4,824,699	4,351,487
	SmarTone Telecommunications Holdings, Ltd.	2,726,430	1,528,069
	Soundwill Holdings, Ltd.	466,500	493,179
*	South China Holdings Co., Ltd.	2,720,000	37,742
*	Stella International Holdings, Ltd.	1,781,000	2,271,427
#*	Summit Ascent Holdings, Ltd.	1,440,000	122,200
	Sun Hung Kai & Co., Ltd.	3,702,787	1,905,207
	Sun Hung Kai Properties, Ltd.	877,011	12,545,959
	SUNeVision Holdings, Ltd.	916,000	966,443
	Swire Pacific, Ltd., Class A	1,442,500	8,960,565
	Swire Pacific, Ltd., Class B	2,557,500	2,612,398
	Swire Properties, Ltd.	865,050	2,460,337
#	TAI Cheung Holdings, Ltd.	1,009,000	692,246
	Tai Sang Land Development, Ltd.	145,523	77,826
#	Tan Chong International, Ltd.	372,000	98,857
	Tao Heung Holdings, Ltd.	795,000	102,245

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Techtronic Industries Co., Ltd.	2,479,000	$44,206,226
*	Television Broadcasts, Ltd.	1,484,600	1,251,675
	Texhong Textile Group, Ltd.	139,500	203,964
	Texwinca Holdings, Ltd.	3,728,000	840,533
*	Theme International Holdings, Ltd.	4,435,000	823,382
	Tradelink Electronic Commerce, Ltd.	2,376,000	351,655
#	Transport International Holdings, Ltd.	1,092,475	2,037,774
	United Laboratories International Holdings, Ltd. (The)	4,923,500	3,457,902
	Untrade Convoy	23,823,171	95,953
	Untrade CW Group Holdings	1,730,500	9,642
*	Up Energy Development Group, Ltd.	2,252,000	7,013
*	Value Convergence Holdings, Ltd.	732,000	33,540
	Value Partners Group, Ltd.	5,661,000	3,254,802
#	Valuetronics Holdings, Ltd.	2,771,960	1,216,160
	Vanke Overseas Investment Holding Co., Ltd.	123,000	37,787
	Vedan International Holdings, Ltd.	1,404,000	135,441
#	Vitasoy International Holdings, Ltd.	2,272,000	6,383,089
*	Vobile Group, Ltd.	260,000	235,150
#	VPower Group International Holdings, Ltd.	1,787,000	368,070
	VSTECS Holdings, Ltd.	4,897,200	3,911,028
	VTech Holdings, Ltd.	665,000	6,594,676
	Wai Kee Holdings, Ltd.	384,000	201,655
	Wang On Group, Ltd.	59,600,000	490,419
*	Wealthking Investments, Ltd.	1,516,000	144,629
	WH Group, Ltd.	39,234,500	32,508,410
	Wharf Real Estate Investment Co., Ltd.	1,476,750	8,340,506
	Wing On Co. International, Ltd.	123,137	276,570
	Wing Tai Properties, Ltd.	462,000	262,238
*	Wynn Macau, Ltd.	2,271,200	2,910,789
*	Xingye Alloy Materials Group, Ltd.	279,000	37,874
	Xinyi Glass Holdings, Ltd.	11,024,000	41,200,659
*	YGM Trading, Ltd.	79,000	22,617
	YTO Express Holdings, Ltd.	464,000	191,024
*	Yue Yuen Industrial Holdings, Ltd.	4,554,000	9,610,777
#	Zensun Enterprises, Ltd.	5,010,000	419,256
#*	Zhaobangji Properties Holdings, Ltd.	384,000	31,139
TOTAL HONG KONG			852,086,853
IRELAND — (0.8%)
*	AIB Group P.L.C.	2,440,373	5,993,672
*	Bank of Ireland Group P.L.C.	4,850,805	25,734,477
*	C&C Group P.L.C.	1,229,237	4,039,652
*	Cairn Homes P.L.C.	478,584	636,537
	CRH P.L.C.	495,976	24,788,413
	CRH P.L.C., Sponsored ADR	1,061,426	52,954,543
	CRH P.L.C.	71,685	3,585,452
*	Dalata Hotel Group P.L.C.	119,368	545,825
*	Datalex P.L.C.	15,269	12,878
*	FBD Holdings P.L.C.	18,709	178,199
*	FBD Holdings P.L.C.	61,507	568,809
*	Flutter Entertainment P.L.C.	1,510	257,415
#*	Flutter Entertainment P.L.C.	165,164	28,207,224
	Glanbia P.L.C.	473,717	8,132,370
	Glanbia P.L.C.	74,909	1,315,884
*	Glenveagh Properties P.L.C.	500,216	593,215
*	Greencore Group P.L.C.	1,681,863	3,047,740
*	Irish Continental Group P.L.C.	459,877	2,416,472
	Kerry Group P.L.C., Class A	1,264	187,290
	Kerry Group P.L.C., Class A	76,886	11,354,974

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group P.L.C.	619,289	$67,343,859
	Kingspan Group P.L.C.	19,320	2,103,224
*	Permanent TSB Group Holdings P.L.C.	16,626	28,779
	Smurfit Kappa Group P.L.C.	810,986	45,750,943
TOTAL IRELAND			289,777,846
ISRAEL — (0.7%)
*	Abra Information Technologies, Ltd.	19,136	24,962
#	Adgar Investment and Development, Ltd.	6,001	11,224
	Afcon Holdings, Ltd.	717	45,241
*	AFI Properties, Ltd.	50,056	2,390,948
	Africa Israel Residences, Ltd.	996	52,323
*	Airport City, Ltd.	195,697	3,335,069
#	Albaad Massuot Yitzhak, Ltd.	721	13,256
#*	Allot, Ltd.	48,893	893,326
	Alony Hetz Properties & Investments, Ltd.	128,905	1,756,142
#*	Alrov Properties and Lodgings, Ltd.	26,520	1,204,548
	Amot Investments, Ltd.	347,422	2,293,823
#	Arad, Ltd.	3,232	43,112
#	Ashtrom Group, Ltd.	61,515	1,323,044
#	Atreyu Capital Markets, Ltd.	5,542	87,242
	AudioCodes, Ltd.	10,552	340,977
	AudioCodes, Ltd.	20,119	659,098
	Aura Investments, Ltd.	68,195	68,443
#*	Avgol Industries 1953, Ltd.	277,423	247,785
#*	Azorim-Investment Development & Construction Co., Ltd.	190,980	721,739
#	Azrieli Group, Ltd.	27,826	2,216,188
*	Bank Hapoalim BM	733,870	5,840,083
*	Bank Leumi Le-Israel BM	2,285,999	17,467,744
*	Bet Shemesh Engines Holdings 1997, Ltd.	673	13,601
*	Bezeq The Israeli Telecommunication Corp., Ltd.	2,350,614	2,510,660
*	Big Shopping Centers, Ltd.	14,612	2,043,176
*	BioLine RX, Ltd.	391,980	84,620
	Blue Square Real Estate, Ltd.	15,080	1,154,789
*	Brack Capital Properties NV	6,273	669,871
#*	Camtek, Ltd.	19,118	687,227
	Carasso Motors, Ltd.	74,838	383,869
*	Cellcom Israel, Ltd.	330,246	1,242,514
*	Cellcom Israel, Ltd.	48,866	188,134
#*	Ceragon Networks, Ltd.	99,230	396,920
*	Clal Insurance Enterprises Holdings, Ltd.	168,022	3,345,108
#*	Compugen, Ltd.	18,025	130,676
#	Danel Adir Yeoshua, Ltd.	12,680	2,704,708
	Delek Automotive Systems, Ltd.	182,984	2,308,741
*	Delek Group, Ltd.	25,925	1,548,679
	Delta-Galil Industries, Ltd.	50,883	2,159,749
	Dor Alon Energy in Israel 1988, Ltd.	2,203	60,378
#	Duniec Brothers, Ltd.	2,807	131,519
#	Elbit Systems, Ltd.	34,092	4,489,416
#	Elbit Systems, Ltd.	2,033	269,637
#	Electra Consumer Products 1970, Ltd.	60,059	3,145,053
#	Electra Real Estate, Ltd.	10,242	136,010
#	Electra, Ltd.	8,110	4,557,681
#	Energix-Renewable Energies, Ltd.	317,806	1,252,394
#*	Enlight Renewable Energy, Ltd.	318,432	711,829
*	Equital, Ltd.	110,308	2,931,879
*	Evogene Ltd.	21,090	60,317
#*	First International Bank Of Israel, Ltd. (The)	274,205	8,695,078
	FMS Enterprises Migun, Ltd.	12,055	340,333

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985, Ltd.	52,629	$4,640,928
	Fox Wizel, Ltd.	52,929	6,240,155
	Freshmarket, Ltd.	24,488	84,940
#	Gav-Yam Lands Corp., Ltd.	272,020	2,577,289
	Gilat Satellite Networks, Ltd.	84,839	875,342
#	Hadera Paper, Ltd.	15,841	1,228,557
	Harel Insurance Investments & Financial Services, Ltd.	693,997	6,584,440
	Hilan, Ltd.	67,051	3,457,353
	ICL Group, Ltd.	904,269	6,589,494
	IDI Insurance Co., Ltd.	27,893	948,816
#	IES Holdings, Ltd.	1,613	118,252
#	Inrom Construction Industries, Ltd.	225,338	1,147,492
*	Isracard, Ltd.	199,745	764,105
	Israel Canada T.R, Ltd.	136,076	579,557
*	Israel Discount Bank, Ltd., Class A	2,070,062	9,697,208
#	Israel Land Development - Urban Renewal, Ltd.	33,291	420,512
	Isras Investment Co., Ltd.	1,156	254,773
*	Issta Lines, Ltd.	3,561	72,773
#*	Kamada, Ltd.	38,092	209,041
	Kenon Holdings, Ltd.	53,095	1,793,878
	Kerur Holdings, Ltd.	21,209	606,719
	Klil Industries, Ltd.	5,014	494,452
	Levinstein Properties, Ltd.	453	10,727
	M Yochananof & Sons, Ltd.	604	39,119
	Magic Software Enterprises, Ltd.	20,374	355,730
#	Magic Software Enterprises, Ltd.	19,579	342,648
#	Malam - Team, Ltd.	3,325	110,778
	Matrix IT, Ltd.	153,599	4,226,482
#	Maytronics, Ltd.	163,546	3,557,424
	Mediterranean Towers, Ltd.	151,521	461,942
#	Mega Or Holdings, Ltd.	38,826	1,256,523
*	Mehadrin, Ltd.	2,358	99,963
#	Meitav Dash Investments, Ltd.	120,280	626,503
#*	Melisron, Ltd.	45,292	3,339,627
	Menora Mivtachim Holdings, Ltd.	146,516	2,893,661
*	Migdal Insurance & Financial Holdings, Ltd.	1,884,476	2,414,627
#*	Minrav Holdings, Ltd.	262	58,703
	Mivne Real Estate KD, Ltd.	544,749	1,627,727
	Mivtach Shamir Holdings, Ltd.	25,127	838,161
#*	Mizrahi Tefahot Bank, Ltd.	490,914	14,877,444
#*	Naphtha Israel Petroleum Corp., Ltd.	242,108	1,114,510
	Nawi Brothers, Ltd.	65,752	498,965
*	Neto Malinda Trading, Ltd.	3,438	82,122
	Neto ME Holdings, Ltd.	9,026	389,954
#*	Nice, Ltd., Sponsored ADR	46,624	12,991,778
*	Nova, Ltd.	89,747	8,600,570
	NR Spuntech Industries, Ltd.	42,322	113,149
*	Oil Refineries, Ltd.	9,517,797	2,248,856
	One Software Technologies, Ltd.	5,880	89,786
#*	OPC Energy, Ltd.	35,276	334,053
	Palram Industries 1990, Ltd.	4,325	53,233
*	Partner Communications Co., Ltd.	587,920	2,526,531
*	Partner Communications Co., Ltd., ADR	11,519	48,725
	Paz Oil Co., Ltd.	34,937	4,218,366
*	Perion Network, Ltd.	18,154	339,829
#	Phoenix Holdings, Ltd. (The)	601,829	5,751,299
	Plasson Industries, Ltd.	15,117	822,366
	Prashkovsky Investments and Construction, Ltd.	1,737	50,167
#	Priortech, Ltd.	5,252	134,862

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	31,899	$2,071,151
	Sano-Brunos Enterprises, Ltd.	139	13,318
#	Scope Metals Group, Ltd.	40,509	1,228,102
#	Shapir Engineering and Industry, Ltd.	327,381	2,424,731
#*	Shikun & Binui, Ltd.	1,278,970	7,245,949
#	Shufersal, Ltd.	465,632	3,747,563
	Strauss Group, Ltd.	110,282	3,057,011
#*	Summit Real Estate Holdings, Ltd.	107,170	1,624,928
#*	Suny Cellular Communication, Ltd.	515,689	227,293
	Tadiran Group, Ltd.	13,411	1,573,967
	Tel Aviv Stock Exchange, Ltd.	5,151	31,843
	Telsys	477	16,997
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,144,920	11,048,478
	Tiv Taam Holdings 1, Ltd.	18,400	51,740
*	Tower Semiconductor, Ltd.	329,393	9,173,595
*	Tower Semiconductor, Ltd.	22,626	610,606
	YH Dimri Construction & Development, Ltd.	4,762	306,672
TOTAL ISRAEL			260,777,813
ITALY — (2.2%)
	A2A SpA	6,090,245	12,921,360
	ACEA SpA	275,084	6,410,964
*	Aeffe SpA	148,230	300,867
#	Alerion Cleanpower SpA	4,236	66,937
#	Amplifon SpA	472,490	23,333,675
	Anima Holding SpA	1,473,772	7,259,886
*	Aquafil SpA	5,945	52,671
*	Arnoldo Mondadori Editore SpA	884,019	2,057,341
	Ascopiave SpA	259,519	1,079,085
	Assicurazioni Generali SpA	1,849,911	36,883,770
#*	Atlantia SpA	524,471	9,513,103
*	Autogrill SpA	321,825	2,257,954
	Avio SpA	8,846	124,392
	Azimut Holding SpA	500,412	12,872,681
	B&C Speakers SpA	9,516	132,169
#*	Banca Carige SpA	17,422	24,697
*	Banca Generali SpA	242,458	10,058,237
	Banca IFIS SpA	124,016	2,044,959
	Banca Mediolanum SpA	478,762	4,711,903
#*	Banca Monte dei Paschi di Siena SpA	20,323	28,172
	Banca Popolare di Sondrio SCPA	2,336,885	10,293,848
	Banca Profilo SpA	963,146	248,846
#*	Banca Sistema SpA	254,658	643,106
	Banco BPM SpA	7,432,677	22,298,234
	Banco di Desio e della Brianza SpA	96,807	358,177
	Be Shaping The Future SpA	493,691	1,128,055
	BFF Bank SpA	122,794	1,281,851
*	Biesse SpA	59,799	2,274,395
	BPER Banca	5,363,723	10,456,636
#	Brembo SpA	438,468	6,127,652
#*	Brunello Cucinelli SpA	124,188	7,693,133
	Buzzi Unicem SpA	276,063	7,297,193
	Cairo Communication SpA	269,102	490,424
	Carel Industries SpA	1,084	25,791
	Cementir Holding NV	193,185	2,176,335
*	Cerved Group SpA	637,589	7,483,771
*	CIR SpA-Compagnie Industriali	3,394,061	2,061,770
	CNH Industrial NV	1,464,786	24,458,357
	Credito Emiliano SpA	388,991	2,493,040

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	d'Amico International Shipping SA	1,934,518	$220,174
	Danieli & C Officine Meccaniche SpA	125,284	2,299,197
	Danieli & C Officine Meccaniche SpA	70,517	2,090,012
#	Davide Campari-Milano NV	185,012	2,600,998
	De' Longhi SpA	131,898	5,832,527
	DeA Capital SpA	542,556	827,011
#	DiaSorin SpA	80,604	16,358,946
	Digital Bros SpA	1,386	40,105
	doValue SpA	25,064	287,326
*	Elica SpA	98,734	391,172
	Emak SpA	201,292	417,473
#	Enel SpA	4,863,195	44,816,904
	Eni SpA	1,758,940	20,800,542
	Eni SpA, Sponsored ADR	141,714	3,330,279
	ERG SpA	279,062	8,715,301
	Esprinet SpA	144,644	2,667,823
#*	Eurotech SpA	79,018	435,272
#	Ferrari NV	159,399	34,739,141
	Ferrari NV	890	194,278
	Fila SpA	39,290	491,723
*	Fincantieri SpA	1,482,879	1,269,401
*	FinecoBank Banca Fineco SpA	1,007,845	18,046,896
*	FNM SpA	611,471	438,898
	Gefran SpA	13,587	152,369
#*	Geox SpA	326,092	449,299
	Gruppo MutuiOnline SpA	110,159	6,498,039
	Hera SpA	3,430,010	14,575,650
*	Illimity Bank SpA	156,000	2,192,047
*	IMMSI SpA	1,354,153	819,109
#	Infrastrutture Wireless Italiane SpA	130,148	1,470,175
*	Intek Group SpA	1,101,521	448,499
	Interpump Group SpA	226,461	14,155,963
	Intesa Sanpaolo SpA	12,320,332	34,035,485
	Iren SpA	1,875,844	5,708,966
	Italgas SpA	1,432,127	9,693,638
	Italmobiliare SpA	27,917	1,065,417
#*	Juventus Football Club SpA	2,199,992	1,913,886
	La Doria SpA	80,092	1,718,356
*	Leonardo SpA	1,435,712	11,282,821
#	Maire Tecnimont SpA	693,536	2,565,028
#*	Mariella Burani Fashion Group S.p.A.	2,868	0
#	Mediaset SpA	3,212,825	9,832,005
*	Mediobanca Banca di Credito Finanziario SpA	1,925,275	22,534,222
	Moncler SpA	459,919	31,588,471
	Openjobmetis SpA agenzia per il lavoro	34,444	422,462
	Orsero SpA	2,207	25,018
#*	OVS SpA	1,543,331	3,172,254
	Piaggio & C SpA	1,782,648	6,847,390
	Pirelli & C SpA	473,493	2,859,331
	Poste Italiane SpA	840,682	11,124,306
#*	Prima Industrie SpA	25,100	662,529
	Prysmian SpA	232,175	8,324,256
	RAI Way SpA	203,166	1,200,555
#	Recordati Industria Chimica e Farmaceutica SpA	216,541	13,393,416
	Reno de Medici SpA	770,310	1,310,698
	Reply SpA	68,794	12,297,955
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	578,864
	Sabaf SpA	33,323	1,007,407
*	Safilo Group SpA	15,826	27,615

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#*	Saipem SpA	2,412,039	$5,533,776
#*	Salvatore Ferragamo SpA	20,518	409,241
#*	Saras SpA	2,517,438	1,849,956
#*	Servizi Italia SpA	43,557	111,601
*	Sesa SpA	19,113	3,402,929
	Snam SpA	660,571	3,995,681
*	Societa Cattolica Di Assicurazione SpA	321,054	2,634,364
#*	Sogefi SpA	320,276	519,253
	SOL SpA	107,348	2,356,218
	Tamburi Investment Partners SpA	354,195	3,464,419
	Technogym SpA	400,181	5,159,945
	Telecom Italia SpA	25,956,222	11,366,518
	Telecom Italia SpA, Sponsored ADR	180,144	785,428
#	Tenaris SA	284,581	2,899,579
#	Tenaris SA, ADR	228,319	4,666,840
	Terna SpA	2,076,816	16,482,426
	Tinexta S.p.A.	60,794	2,651,991
*	Tod's SpA	37,606	2,361,219
	TXT e-solutions SpA	2,104	19,953
	UniCredit SpA	3,294,330	39,404,680
	Unieuro SpA	30,996	868,736
	Unipol Gruppo SpA	2,236,964	11,888,201
	UnipolSai Assicurazioni SpA	2,116,526	5,876,110
	Webuild SpA	734,563	2,000,565
	Zignago Vetro SpA	114,751	2,326,591
TOTAL ITALY			777,726,557
JAPAN — (21.4%)
	77 Bank, Ltd. (The)	294,674	3,126,017
	A&A Material Corp.	9,400	87,306
	A&D Co., Ltd.	102,400	925,531
	ABC-Mart, Inc.	40,400	2,227,509
#	Abist Co., Ltd.	14,600	390,277
*	Access Co., Ltd.	110,700	900,203
	Achilles Corp.	64,500	804,098
	Acom Co., Ltd.	476,500	1,955,767
	AD Works Group Co., Ltd.	107,720	152,417
	Adastria Co., Ltd.	177,100	3,054,779
	ADEKA Corp.	407,600	8,229,385
	Ad-sol Nissin Corp.	24,300	462,217
	Adtec Plasma Technology Co., Ltd.	1,900	30,753
	Advan Group Co., Ltd.	82,200	673,277
#	Advanex, Inc.	7,300	84,466
	Advantage Risk Management Co., Ltd.	24,200	246,762
	Advantest Corp.	178,000	15,714,010
#*	Adventure, Inc.	9,200	550,391
	Aeon Co., Ltd.	1,217,368	33,313,069
	Aeon Delight Co., Ltd.	112,300	3,694,916
	Aeon Fantasy Co., Ltd.	43,600	768,083
	AEON Financial Service Co., Ltd.	459,500	5,661,003
	Aeon Hokkaido Corp.	113,600	1,072,241
	Aeon Mall Co., Ltd.	198,820	3,030,438
#	Aeria, Inc.	84,300	347,526
	AFC-HD AMS Life Science Co., Ltd.	14,100	163,405
	AGC, Inc.	637,300	27,252,943
#	Agro-Kanesho Co., Ltd.	4,700	59,650
	AGS Corp.	4,100	32,955
	Ahresty Corp.	112,100	495,495
	Ai Holdings Corp.	90,700	1,693,312

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aica Kogyo Co., Ltd.	110,800	$3,915,013
	Aichi Bank, Ltd. (The)	44,700	1,310,400
	Aichi Corp.	171,000	1,231,368
	Aichi Steel Corp.	58,100	1,541,002
	Aichi Tokei Denki Co., Ltd.	11,600	476,621
	Aida Engineering, Ltd.	259,200	2,396,901
	Aiful Corp.	974,500	3,062,917
	Ain Holdings, Inc.	113,400	6,941,767
	Aiphone Co., Ltd.	47,500	856,988
	Air Water, Inc.	783,600	11,714,189
	Airport Facilities Co., Ltd.	109,900	578,589
	Airtech Japan, Ltd.	27,200	323,991
	Aisan Industry Co., Ltd.	227,900	1,990,750
	Aisin Corp.	330,782	13,391,347
	AIT Corp.	4,300	43,800
	Aizawa Securities Co., Ltd.	168,900	1,608,532
	Ajinomoto Co., Inc.	590,000	15,031,370
#	Ajis Co., Ltd.	18,400	589,163
	Akatsuki Corp.	93,000	323,021
	Akatsuki, Inc.	34,000	1,016,276
*	Akebono Brake Industry Co., Ltd.	496,564	773,035
	Akita Bank, Ltd. (The)	106,100	1,350,485
	Albis Co., Ltd.	27,700	588,641
	Alconix Corp.	125,800	1,671,965
	Alfresa Holdings Corp.	607,700	9,255,196
	Alinco, Inc.	83,000	757,220
#	Alleanza Holdings Co., Ltd.	41,500	501,876
*	Allied Telesis Holdings K.K.	30,200	30,959
	Alpen Co., Ltd.	97,100	2,729,528
	Alpha Corp.	33,700	356,726
	Alpha Systems, Inc.	13,920	509,959
#*	AlphaPolis Co., Ltd.	7,500	254,842
	Alps Alpine Co., Ltd.	848,804	8,835,110
	Alps Logistics Co., Ltd.	32,600	290,508
	Altech Co., Ltd.	30,600	89,682
	Altech Corp.	74,310	1,378,994
	Amada Co., Ltd.	1,044,400	10,734,479
	Amano Corp.	174,200	4,295,214
	Amiyaki Tei Co., Ltd.	18,800	496,366
	Amuse, Inc.	18,300	373,824
*	ANA Holdings, Inc.	121,100	2,837,758
	Anabuki Kosan, Inc.	10,500	193,292
	Anest Iwata Corp.	110,200	1,062,782
	Anicom Holdings, Inc.	38,700	305,407
#	Anritsu Corp.	213,400	3,729,724
	AOI Electronics Co., Ltd.	20,400	429,172
	AOKI Holdings, Inc.	179,100	1,071,674
	Aoki Super Co., Ltd.	1,100	31,502
	Aomori Bank, Ltd. (The)	94,400	1,709,757
*	Aoyama Trading Co., Ltd.	206,400	1,319,373
#	Aoyama Zaisan Networks Co., Ltd.	32,000	458,938
	Aozora Bank, Ltd.	407,800	9,178,746
	Apaman Co., Ltd.	44,700	234,839
	Arakawa Chemical Industries, Ltd.	86,900	944,266
	Arata Corp.	68,200	2,661,703
	Araya Industrial Co., Ltd.	17,700	242,450
	Arcland Sakamoto Co., Ltd.	17,800	245,527
	Arcland Service Holdings Co., Ltd.	57,800	1,193,824
	Arcs Co., Ltd.	180,773	3,681,810

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ardepro Co., Ltd.	102,400	$69,329
#	Arealink Co., Ltd.	34,400	497,750
	Argo Graphics, Inc.	55,800	1,753,775
	Arisawa Manufacturing Co., Ltd.	174,100	1,420,917
	ARTERIA Networks Corp.	10,800	180,372
#	Artiza Networks, Inc.	4,000	48,849
	Artnature, Inc.	114,900	712,184
	ArtSpark Holdings, Inc.	184,400	1,640,822
*	Aruhi Corp.	128,700	1,628,205
	As One Corp.	15,890	2,158,880
	Asahi Broadcasting Group Holdings Corp.	44,000	283,142
	Asahi Co., Ltd.	96,500	1,166,718
	Asahi Diamond Industrial Co., Ltd.	246,300	1,211,587
	Asahi Group Holdings, Ltd.	502,800	22,623,249
	Asahi Holdings, Inc.	257,600	5,094,200
#	Asahi Intecc Co., Ltd.	267,200	7,240,343
	Asahi Kasei Corp.	3,464,700	37,782,265
#	Asahi Kogyosha Co., Ltd.	18,900	559,862
#	Asahi Net, Inc.	33,200	206,917
	Asahi Yukizai Corp.	70,900	868,508
	Asante, Inc.	13,300	210,243
	Asanuma Corp.	43,000	1,850,274
	Asax Co., Ltd.	6,600	41,569
#	Ascentech KK	6,700	69,991
*	Ashimori Industry Co., Ltd.	23,400	246,296
	Asia Pile Holdings Corp.	138,100	606,335
	Asics Corp.	150,000	3,312,692
	ASKA Pharmaceutical Holdings Co., Ltd.	125,900	1,128,582
	ASKUL Corp.	88,300	1,332,888
	Astellas Pharma, Inc.	1,833,400	29,201,245
	Astena Holdings Co., Ltd.	166,300	846,318
	Asti Corp.	19,899	497,523
	Ateam, Inc.	23,200	310,827
#	Atom Corp.	347,600	2,463,740
*	Atsugi Co., Ltd.	78,000	453,278
	Aucnet, Inc.	7,400	107,582
	Autobacs Seven Co., Ltd.	285,200	4,195,432
#	Aval Data Corp.	2,500	85,168
#	Avant Corp.	45,200	677,599
	Avantia Co., Ltd.	49,100	411,692
	Avex, Inc.	152,400	2,167,338
	Awa Bank, Ltd. (The)	167,700	3,035,340
#	Axell Corp.	34,500	269,694
	Axial Retailing, Inc.	85,500	2,966,608
	Azbil Corp.	77,900	3,037,953
	Bandai Namco Holdings, Inc.	240,800	15,580,755
	Bando Chemical Industries, Ltd.	155,200	1,295,593
	Bank of Iwate, Ltd. (The)	74,300	1,132,641
	Bank of Kochi, Ltd. (The)	16,800	122,534
	Bank of Kyoto, Ltd. (The)	185,311	7,980,298
	Bank of Nagoya, Ltd. (The)	73,899	1,667,490
	Bank of Okinawa, Ltd. (The)	106,740	2,407,548
	Bank of Saga, Ltd. (The)	78,700	985,229
	Bank of the Ryukyus, Ltd.	211,000	1,393,260
	Baroque Japan, Ltd.	77,400	622,758
	BayCurrent Consulting, Inc.	56,000	22,300,908
	Belc Co., Ltd.	54,538	2,674,291
	Bell System24 Holdings, Inc.	150,200	2,306,580
	Belluna Co., Ltd.	224,100	1,903,383

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Benefit One, Inc.	243,200	$8,008,305
	Benesse Holdings, Inc.	105,400	2,425,353
	BeNext-Yumeshin Group Co.	209,702	2,610,035
*	Bengo4.com, Inc.	22,400	1,691,238
	Bic Camera, Inc.	285,900	2,954,895
	BML, Inc.	110,700	3,823,317
#	Bookoff Group Holdings, Ltd.	40,200	356,728
	Bourbon Corp.	2,100	49,144
	BP Castrol K.K.	24,900	307,180
#	Br Holdings Corp.	125,200	533,004
*	BrainPad, Inc.	17,600	715,715
	Bridgestone Corp.	897,700	39,548,048
	Broadleaf Co., Ltd.	320,100	1,475,460
	Broccoli Co., Ltd.	900	12,268
	Brother Industries, Ltd.	736,100	14,980,316
	Bunka Shutter Co., Ltd.	248,000	2,668,734
	C Uyemura & Co., Ltd.	11,000	461,167
	CAC Holdings Corp.	55,100	711,668
	Calbee, Inc.	305,600	7,020,960
	Can Do Co., Ltd.	29,800	515,730
	Canare Electric Co., Ltd.	4,400	69,032
	Canon Electronics, Inc.	89,800	1,313,109
	Canon Marketing Japan, Inc.	150,000	3,359,883
#	Canon, Inc., Sponsored ADR	57,577	1,328,877
	Canon, Inc.	419,434	9,658,751
	Capcom Co., Ltd.	672,200	18,482,703
	Career Design Center Co., Ltd.	6,500	63,875
#	Careerlink Co., Ltd.	8,400	147,402
	Carlit Holdings Co., Ltd.	83,400	564,674
	Carta Holdings, Inc.	6,100	101,510
#	Casa, Inc.	33,900	290,470
	Casio Computer Co., Ltd.	244,400	3,983,479
	Cawachi, Ltd.	89,200	1,803,413
#*	C'BON COSMETICS Co., Ltd.	2,100	37,197
	CDS Co., Ltd.	1,300	18,911
	CE Holdings Co., Ltd.	2,700	13,650
*	CellSource Co., Ltd.	400	52,413
#	Central Automotive Products, Ltd.	23,900	729,341
	Central Glass Co., Ltd.	184,800	3,736,079
	Central Japan Railway Co.	55,900	8,131,474
	Central Security Patrols Co., Ltd.	35,900	979,627
	Central Sports Co., Ltd.	38,100	828,670
	Ceres, Inc.	7,900	226,719
	Charm Care Corp. KK	50,200	506,303
	Chiba Bank, Ltd. (The)	1,403,963	7,986,695
	Chiba Kogyo Bank, Ltd. (The)	263,600	614,267
	Chilled & Frozen Logistics Holdings Co., Ltd.	28,500	429,942
	Chino Corp.	30,600	424,907
	Chiyoda Co., Ltd.	80,300	638,171
#*	Chiyoda Corp.	262,000	933,943
	Chiyoda Integre Co., Ltd.	53,100	865,291
	Chodai Co., Ltd.	9,000	157,800
	Chofu Seisakusho Co., Ltd.	96,300	1,751,942
	Chori Co., Ltd.	46,800	804,968
	Chubu Electric Power Co., Inc.	479,600	5,755,473
	Chubu Shiryo Co., Ltd.	119,500	1,248,429
	Chudenko Corp.	152,700	3,205,211
*	Chuetsu Pulp & Paper Co., Ltd.	106,611	1,240,661
	Chugai Pharmaceutical Co., Ltd.	282,000	10,391,843

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Chugai Ro Co., Ltd.	28,300	$508,967
	Chugoku Bank, Ltd. (The)	490,700	3,902,086
#	Chugoku Electric Power Co., Inc. (The)	447,200	4,042,461
	Chugoku Marine Paints, Ltd.	263,900	2,185,021
	Chukyo Bank, Ltd. (The)	54,600	697,589
	Chuo Gyorui Co., Ltd.	3,800	101,971
	Chuo Spring Co., Ltd.	50,000	546,723
	CI Takiron Corp.	185,700	1,016,587
	Citizen Watch Co., Ltd.	1,375,250	5,379,744
	CK-San-Etsu Co., Ltd.	13,700	363,963
	Cleanup Corp.	106,700	527,781
	CMIC Holdings Co., Ltd.	86,200	1,123,232
*	CMK Corp.	239,700	922,471
	Coca-Cola Bottlers Japan Holdings, Inc.	441,752	7,209,042
#	cocokara fine, Inc.	55,520	4,144,939
	COLOPL, Inc.	36,400	265,048
	Colowide Co., Ltd.	28,100	507,931
#	Computer Engineering & Consulting, Ltd.	90,500	1,320,842
	Computer Institute of Japan, Ltd.	47,700	369,291
	COMSYS Holdings Corp.	238,694	6,633,916
	Comture Corp.	96,700	2,081,323
	Concordia Financial Group, Ltd.	3,346,711	11,980,511
	CONEXIO Corp.	107,000	1,562,359
*	COOKPAD, Inc.	164,200	360,815
	Core Corp.	13,600	187,745
	Corona Corp., Class A	62,900	522,275
	Cosel Co., Ltd.	87,300	812,569
	Cosmo Energy Holdings Co., Ltd.	313,300	7,286,502
	Cosmos Initia Co., Ltd.	55,900	223,964
#	Cosmos Pharmaceutical Corp.	25,200	4,277,763
	Cota Co., Ltd.	40,837	540,455
#	CRE, Inc.	13,000	179,523
	Create Medic Co., Ltd.	13,200	115,646
#*	Create Restaurants Holdings, Inc.	381,600	3,230,984
	Create SD Holdings Co., Ltd.	80,800	2,712,078
	Credit Saison Co., Ltd.	590,900	7,048,335
	Creek & River Co., Ltd.	37,900	618,543
	Cresco, Ltd.	70,600	1,263,743
	CTI Engineering Co., Ltd.	61,600	1,314,272
	CTS Co., Ltd.	102,900	763,894
	Cube System, Inc.	7,200	65,651
	Curves Holdings Co., Ltd.	97,400	726,043
	CyberAgent, Inc.	576,800	10,381,502
	Cybernet Systems Co., Ltd.	42,400	262,211
#	Cybozu, Inc.	90,400	1,977,956
	Dai Nippon Printing Co., Ltd.	399,300	9,409,637
	Dai Nippon Toryo Co., Ltd.	115,500	890,529
	Daibiru Corp.	149,800	1,913,786
	Daicel Corp.	1,010,600	8,393,183
	Dai-Dan Co., Ltd.	63,100	1,519,050
	Daido Kogyo Co., Ltd.	33,200	332,600
	Daido Metal Co., Ltd.	254,300	1,404,177
	Daido Steel Co., Ltd.	139,500	6,585,434
*	Daidoh, Ltd.	85,900	136,270
	Daifuku Co., Ltd.	157,600	14,122,419
	Daihatsu Diesel Manufacturing Co., Ltd.	72,200	319,867
	Daihen Corp.	91,800	4,117,033
	Daiho Corp.	89,700	3,481,044
	Dai-Ichi Cutter Kogyo K.K.	26,600	335,115

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Jitsugyo Co., Ltd.	42,400	$1,802,913
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	104,500	1,768,428
	Dai-ichi Life Holdings, Inc.	696,288	12,815,206
	Daiichi Sankyo Co., Ltd.	172,800	3,422,181
	Daiichikosho Co., Ltd.	123,800	4,336,174
	Daiken Corp.	67,800	1,372,984
	Daiken Medical Co., Ltd.	65,400	319,208
	Daiki Aluminium Industry Co., Ltd.	205,600	2,277,267
	Daiki Axis Co., Ltd.	21,800	165,073
	Daikin Industries, Ltd.	149,300	31,178,715
#	Daiko Denshi Tsushin, Ltd.	17,000	82,470
	Daikoku Denki Co., Ltd.	43,900	361,722
#	Daikokutenbussan Co., Ltd.	43,300	2,498,041
	Daikyonishikawa Corp.	200,400	1,292,090
	Dainichi Co., Ltd.	45,500	314,974
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	59,900	1,263,606
	Daio Paper Corp.	402,000	6,929,190
*	Daiohs Corp.	2,100	19,864
	Daiseki Co., Ltd.	82,325	3,810,431
	Daiseki Eco. Solution Co., Ltd.	21,400	251,118
	Daishi Hokuetsu Financial Group, Inc.	187,000	4,133,582
	Daishinku Corp.	42,000	1,365,601
	Daisue Construction Co., Ltd.	44,600	406,827
	Daito Bank, Ltd. (The)	28,200	157,817
	Daito Pharmaceutical Co., Ltd.	69,900	2,121,517
	Daito Trust Construction Co., Ltd.	113,200	13,299,856
	Daitron Co., Ltd.	35,500	630,264
	Daiwa House Industry Co., Ltd.	1,080,300	33,122,223
	Daiwa Industries, Ltd.	151,900	1,584,989
	Daiwa Securities Group, Inc.	2,425,700	12,755,163
	Daiwabo Holdings Co., Ltd.	590,000	11,909,854
	DATA HORIZON Co., Ltd.	400	14,982
	DCM Holdings Co., Ltd.	552,880	5,449,032
	Dear Life Co., Ltd.	122,100	524,946
	Delica Foods Holdings Co., Ltd.	14,600	87,007
	DeNA Co., Ltd.	213,200	4,014,539
	Denka Co., Ltd.	441,300	15,272,522
#	Densan System Holdings Co., Ltd.	25,900	682,888
	Denso Corp.	173,700	11,933,387
	Dentsu Group, Inc.	263,600	9,161,147
	Denyo Co., Ltd.	71,700	1,307,185
	Dexerials Corp.	346,000	7,977,407
	Diamond Electric Holdings Co., Ltd.	7,300	203,000
	DIC Corp.	437,400	11,820,302
	Digital Arts, Inc.	50,800	3,488,740
	Digital Hearts Holdings Co., Ltd.	56,200	777,449
	Digital Holdings, Inc.	9,500	184,664
#	Digital Information Technologies Corp.	34,900	604,489
	Dip Corp.	127,800	3,737,653
	Disco Corp.	12,800	3,655,125
	DKK Co., Ltd.	45,900	948,871
	DKS Co., Ltd.	50,300	1,548,126
	DMG Mori Co., Ltd.	476,500	7,445,440
	DMW Corp.	900	32,242
	Doshisha Co., Ltd.	95,100	1,497,271
	Double Standard, Inc.	8,200	378,992
	Doutor Nichires Holdings Co., Ltd.	132,023	2,012,159
	Dowa Holdings Co., Ltd.	259,800	10,095,469
*	Dream Incubator, Inc.	4,300	34,952

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	DTS Corp.	224,500	$5,418,854
	Duskin Co., Ltd.	186,500	4,306,966
	Dvx, Inc.	31,200	281,427
	DyDo Group Holdings, Inc.	45,600	2,213,618
	Dynic Corp.	7,899	51,525
	Eagle Industry Co., Ltd.	161,300	1,907,123
	Earth Corp.	35,000	2,072,743
	East Japan Railway Co.	117,700	7,841,453
#	EAT& Holdings Co, Ltd.	16,500	308,959
	Ebara Corp.	296,600	14,671,321
	Ebara Foods Industry, Inc.	8,000	193,795
	Ebara Jitsugyo Co., Ltd.	42,400	1,104,970
	Ebase Co., Ltd.	40,800	302,103
*	eBook Initiative Japan Co., Ltd.	9,700	289,107
	Eco's Co., Ltd.	43,600	743,334
	EDION Corp.	409,400	4,232,621
	Edulab, Inc.	6,400	266,814
#	EF-ON, Inc.	119,739	1,359,737
	eGuarantee, Inc.	106,000	2,269,919
	E-Guardian, Inc.	38,000	963,156
	Ehime Bank, Ltd. (The)	168,998	1,159,767
	Eidai Co., Ltd.	108,100	295,611
	Eiken Chemical Co., Ltd.	78,800	1,642,748
	Eisai Co., Ltd.	39,700	3,265,435
	Eizo Corp.	77,800	3,281,065
	EJ Holdings, Inc.	26,700	318,978
	Elan Corp.	110,200	1,198,554
	Elecom Co., Ltd.	152,000	2,676,125
	Electric Power Development Co., Ltd.	221,300	3,239,780
	Elematec Corp.	78,106	814,331
	EM Systems Co., Ltd.	66,900	500,073
	Endo Lighting Corp.	84,000	561,070
	ENEOS Holdings, Inc.	5,144,820	21,611,298
	Enigmo, Inc.	86,400	1,130,077
	en-japan, Inc.	125,800	4,393,018
	Enomoto Co., Ltd.	24,600	387,126
	Enplas Corp.	33,200	1,007,045
#	Enshu, Ltd.	24,700	188,033
	Ensuiko Sugar Refining Co., Ltd.	11,600	23,606
	Entrust, Inc.	15,100	91,554
	EPCO Co., Ltd.	10,500	84,109
	eRex Co., Ltd.	118,600	3,346,175
	ES-Con Japan, Ltd.	169,700	1,184,990
*	Escrow Agent Japan, Inc.	63,900	127,427
#	Eslead Corp.	40,700	599,513
	ESPEC Corp.	82,100	1,724,451
	Exedy Corp.	150,300	2,276,073
#	Ezaki Glico Co., Ltd.	104,600	3,907,760
	F&M Co., Ltd.	7,700	93,818
#	Faith, Inc.	33,180	213,878
	FALCO HOLDINGS Co., Ltd.	45,000	707,470
	FAN Communications, Inc.	178,500	653,343
	Fancl Corp.	102,700	3,264,516
	FANUC Corp.	15,600	3,493,894
	Fast Retailing Co., Ltd.	41,300	28,009,782
	FCC Co., Ltd.	194,200	2,784,077
#*	FDK Corp.	32,400	371,127
	Feed One Co., Ltd.	156,148	1,052,856
	Felissimo Corp.	4,200	56,902

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Fenwal Controls of Japan, Ltd.	3,500	$49,551
	Ferrotec Holdings Corp.	223,700	5,940,796
*	FFRI Security, Inc.	14,200	224,527
	FIDEA Holdings Co., Ltd.	1,057,400	1,169,194
	Fields Corp.	64,800	315,534
	FINDEX, Inc.	60,500	598,541
*	First Baking Co., Ltd.	1,200	9,596
	First Bank of Toyama, Ltd. (The)	22,900	56,662
	First Brothers Co., Ltd.	43,900	399,480
	First Juken Co., Ltd.	33,100	349,528
	First-corp, Inc.	27,500	192,063
	Fixstars Corp.	73,100	525,245
	FJ Next Co., Ltd.	92,500	868,789
#	Focus Systems Corp.	3,300	29,934
	Food & Life Cos., Ltd.	208,000	8,474,895
	Forum Engineering, Inc.	1,500	12,416
	Foster Electric Co., Ltd.	134,900	1,116,188
	FP Corp.	200,400	7,714,727
	France Bed Holdings Co., Ltd.	125,500	1,047,707
#	Freebit Co., Ltd.	73,100	519,986
	Freund Corp.	40,900	314,470
	Frontier Management, Inc.	8,500	79,466
	F-Tech, Inc.	68,900	471,162
#	FTGroup Co., Ltd.	48,500	580,243
	Fudo Tetra Corp.	91,620	1,551,055
	Fuji Co., Ltd.	95,600	1,700,366
	Fuji Corp.	282,700	6,652,645
	Fuji Corp.	65,000	723,773
	Fuji Corp., Ltd.	121,300	710,760
#	Fuji Die Co., Ltd.	33,800	209,811
	Fuji Electric Co., Ltd.	382,800	16,752,615
	Fuji Furukawa Engineering & Construction Co., Ltd.	2,000	47,393
#	Fuji Kyuko Co., Ltd.	61,300	2,835,565
	Fuji Media Holdings, Inc.	219,000	2,375,911
	Fuji Oil Co., Ltd.	289,200	645,471
	Fuji Oil Holdings, Inc.	164,200	3,716,906
	Fuji Pharma Co., Ltd.	67,500	694,459
	Fuji Seal International, Inc.	196,200	3,985,432
	Fuji Soft, Inc.	22,700	1,146,991
	Fujibo Holdings, Inc.	51,200	1,865,229
	Fujicco Co., Ltd.	95,100	1,667,866
	FUJIFILM Holdings Corp.	130,475	9,363,253
#	Fujikura Composites, Inc.	108,700	493,540
	Fujikura Kasei Co., Ltd.	117,600	534,657
*	Fujikura, Ltd.	1,269,300	6,497,125
	Fujimori Kogyo Co., Ltd.	78,000	2,946,948
	Fujisash Co., Ltd.	461,100	324,485
	Fujishoji Co., Ltd.	31,900	264,031
	Fujitec Co., Ltd.	181,600	4,034,584
	Fujitsu General, Ltd.	124,300	3,206,498
	Fujitsu, Ltd.	327,729	55,756,700
	Fujiya Co., Ltd.	42,800	884,132
	FuKoKu Co., Ltd.	38,000	353,583
	Fukuda Corp.	27,000	1,221,941
	Fukuda Denshi Co., Ltd.	6,300	574,587
	Fukui Bank, Ltd. (The)	102,400	1,345,022
	Fukui Computer Holdings, Inc.	29,300	1,080,296
	Fukuoka Financial Group, Inc.	529,456	8,924,042
*	Fukushima Bank, Ltd. (The)	19,400	41,648

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fukushima Galilei Co., Ltd.	58,100	$2,396,539
	Fukuyama Transporting Co., Ltd.	128,100	4,810,069
	FULLCAST Holdings Co., Ltd.	85,300	1,757,631
#	Fumakilla, Ltd.	15,401	197,122
	Funai Soken Holdings, Inc.	121,620	2,795,081
#	Furukawa Battery Co., Ltd. (The)	77,700	1,163,837
	Furukawa Co., Ltd.	153,700	1,800,310
	Furukawa Electric Co., Ltd.	356,990	9,192,541
	Furuno Electric Co., Ltd.	119,300	1,177,302
	Furusato Industries, Ltd.	41,500	751,569
#	Furuya Metal Co., Ltd.	10,200	620,588
	Furyu Corp.	95,200	1,229,965
	Fuso Chemical Co., Ltd.	112,500	4,055,406
	Fuso Pharmaceutical Industries, Ltd.	36,399	776,348
	Futaba Corp.	198,800	1,451,289
	Futaba Industrial Co., Ltd.	374,800	1,947,713
	Future Corp.	106,900	1,794,381
	Fuyo General Lease Co., Ltd.	113,600	7,422,727
	G-7 Holdings, Inc.	86,600	2,888,294
	Gakken Holdings Co., Ltd.	80,000	939,973
	Gakkyusha Co., Ltd.	29,000	356,536
	GCA Corp.	33,300	316,816
	Gecoss Corp.	69,200	557,019
	Genki Sushi Co., Ltd.	24,600	565,718
	Genky DrugStores Co., Ltd.	35,900	1,326,123
	Geo Holdings Corp.	220,500	2,463,649
	Geostr Corp.	74,200	235,569
	Giken, Ltd.	39,200	1,608,299
	GL Sciences, Inc.	27,500	663,767
	GLOBERIDE, Inc.	55,199	2,674,910
	Glory, Ltd.	193,945	4,167,330
#	Glosel Co., Ltd.	69,000	278,403
#	GMO Financial Holdings, Inc.	85,600	649,036
	GMO GlobalSign Holdings K.K.	16,800	648,857
	GMO internet, Inc.	257,800	6,797,727
	GMO Payment Gateway, Inc.	57,800	7,430,040
#	GMO Pepabo, Inc.	4,500	178,944
#*	GNI Group, Ltd.	2,800	40,645
	Godo Steel, Ltd.	53,900	755,810
	Goldcrest Co., Ltd.	79,030	1,169,938
	Goldwin, Inc.	56,600	3,538,451
	Golf Digest Online, Inc.	69,500	1,048,129
	Good Com Asset Co., Ltd.	17,300	234,994
	Grace Technology, Inc.	54,800	690,125
	Grandy House Corp.	68,500	271,786
	Gree, Inc.	278,600	1,536,021
	gremz, Inc.	11,300	227,169
	GS Yuasa Corp.	374,499	9,621,223
#	GSI Creos Corp.	49,600	441,270
	G-Tekt Corp.	127,900	1,815,272
#	Gumi, Inc.	15,500	113,791
	Gun-Ei Chemical Industry Co., Ltd.	21,600	485,327
	GungHo Online Entertainment, Inc.	177,118	3,281,538
	Gunma Bank, Ltd. (The)	1,444,301	4,615,127
	Gunze, Ltd.	79,900	3,459,673
	H.U. Group Holdings, Inc.	282,400	7,331,187
	H2O Retailing Corp.	435,060	3,294,244
	HABA Laboratories, Inc.	8,500	296,165
	Hachijuni Bank, Ltd. (The)	1,832,931	5,929,957

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagihara Industries, Inc.	43,800	$570,572
	Hagiwara Electric Holdings Co., Ltd.	36,100	753,620
	Hagoromo Foods Corp.	1,500	42,831
	Hakudo Co., Ltd.	35,800	724,530
	Hakuhodo DY Holdings, Inc.	314,000	4,776,102
	Hakuto Co., Ltd.	71,100	988,549
	Halows Co., Ltd.	39,100	1,011,825
	Hamakyorex Co., Ltd.	93,200	2,694,529
	Hamamatsu Photonics KK	69,100	3,841,998
#	Hamee Corp.	21,400	304,641
	Hankyu Hanshin Holdings, Inc.	378,700	11,198,445
	Hanwa Co., Ltd.	166,600	4,929,691
	Happinet Corp.	75,400	999,863
#	Harada Industry Co., Ltd.	45,400	376,888
	Hard Off Corp. Co., Ltd.	44,600	313,141
	Harima Chemicals Group, Inc.	61,900	511,662
	Harmonic Drive Systems, Inc.	8,600	475,726
	Haruyama Holdings, Inc.	22,600	129,889
	Haseko Corp.	1,382,700	18,711,090
	Hayashikane Sangyo Co., Ltd.	34,299	183,983
	Hazama Ando Corp.	1,103,380	8,394,097
	Heiwa Corp.	264,900	4,633,903
	Heiwa Real Estate Co., Ltd.	161,400	5,824,581
	Heiwado Co., Ltd.	151,500	2,886,129
	Helios Techno Holding Co., Ltd.	59,600	186,476
#*	Hennge KK	21,200	629,393
	Hibino Corp.	3,100	40,236
	Hibiya Engineering, Ltd.	92,400	1,581,167
	Hikari Tsushin, Inc.	35,800	6,198,079
	HI-LEX Corp.	86,300	1,310,820
#	Himaraya Co., Ltd.	18,400	185,122
	Hino Motors, Ltd.	612,900	5,373,103
	Hinokiya Group Co., Ltd.	706	15,881
	Hioki EE Corp.	21,200	1,478,657
	Hirakawa Hewtech Corp.	50,200	544,831
	Hirano Tecseed Co., Ltd.	34,700	831,726
	Hirata Corp.	24,900	1,401,727
	Hirogin Holdings, Inc.	1,007,700	5,422,382
	Hirose Electric Co., Ltd.	20,625	3,089,760
	Hirose Tusyo, Inc.	3,400	72,912
	Hiroshima Gas Co., Ltd.	109,500	370,174
	Hisaka Works, Ltd.	94,600	701,472
	Hisamitsu Pharmaceutical Co., Inc.	48,000	2,102,418
	Hitachi Construction Machinery Co., Ltd.	290,500	8,208,213
*	Hitachi Metals, Ltd.	292,130	5,705,012
	Hitachi Transport System, Ltd.	215,800	8,649,271
	Hitachi Zosen Corp.	826,600	5,972,202
	Hitachi, Ltd.	1,314,685	75,619,603
	Hitachi, Ltd., ADR	78,423	8,781,808
	Hito Communications Holdings, Inc.	28,300	542,633
	Hochiki Corp.	79,200	815,567
	Hodogaya Chemical Co., Ltd.	27,700	1,038,267
	Hogy Medical Co., Ltd.	99,700	3,135,319
	Hokkaido Electric Power Co., Inc.	537,200	2,411,944
	Hokkaido Gas Co., Ltd.	41,200	585,836
	Hokkan Holdings, Ltd.	39,100	502,890
	Hokko Chemical Industry Co., Ltd.	104,100	1,014,834
	Hokkoku Bank, Ltd. (The)	111,800	2,080,585
	Hokuetsu Corp.	601,495	3,352,005

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hokuetsu Industries Co., Ltd.	106,300	$1,064,145
	Hokuhoku Financial Group, Inc.	597,710	4,316,501
#	Hokuriku Electric Industry Co., Ltd.	33,000	336,476
	Hokuriku Electric Power Co.	513,600	2,680,521
	Hokuriku Electrical Construction Co., Ltd.	14,100	166,199
	Hokuto Corp.	101,500	1,780,616
	Honda Motor Co., Ltd., Sponsored ADR	334,609	10,740,949
	Honda Motor Co., Ltd.	877,923	28,197,013
#	Honda Tsushin Kogyo Co., Ltd.	60,400	270,659
	H-One Co., Ltd.	114,200	772,017
	Honeys Holdings Co., Ltd.	85,830	890,767
	Hoosiers Holdings	219,900	1,451,438
#	Horiba, Ltd.	98,100	6,742,461
	Hoshizaki Corp.	20,200	1,696,252
	Hosiden Corp.	266,600	2,445,795
	Hosokawa Micron Corp.	31,500	1,790,903
#*	Hotland Co., Ltd.	36,700	431,714
*	Hotto Link, Inc.	10,200	57,344
#*	House Do Co., Ltd.	22,100	200,280
	House Foods Group, Inc.	118,800	3,698,144
	Howa Machinery, Ltd.	51,700	381,554
	Hoya Corp.	338,800	47,828,229
	Hulic Co., Ltd.	632,417	7,194,843
*	Hurxley Corp.	3,300	30,456
	Hyakugo Bank, Ltd. (The)	1,066,400	2,977,497
	Hyakujushi Bank, Ltd. (The)	115,800	1,598,466
	Ibiden Co., Ltd.	167,305	8,863,012
	IBJ, Inc.	80,400	793,626
#	Ichibanya Co., Ltd.	31,932	1,417,833
	Ichigo, Inc.	1,140,700	3,424,813
	Ichiken Co., Ltd.	38,600	678,596
	Ichikoh Industries, Ltd.	238,700	1,602,354
	Ichinen Holdings Co., Ltd.	123,572	1,400,079
	Ichiyoshi Securities Co., Ltd.	176,300	970,312
	Icom, Inc.	47,400	1,035,498
	ID Holdings Corp.	28,125	239,706
#	IDEA Consultants, Inc.	1,200	20,118
	Idec Corp.	151,300	3,024,181
	Idemitsu Kosan Co., Ltd.	501,991	11,816,797
	IDOM, Inc.	458,000	4,194,952
	Ihara Science Corp.	32,500	579,996
#*	IHI Corp.	605,500	14,005,228
	Iida Group Holdings Co., Ltd.	260,296	6,281,124
	Iino Kaiun Kaisha, Ltd.	400,300	1,659,815
	IJTT Co., Ltd.	96,460	618,807
	Ikegami Tsushinki Co., Ltd.	25,900	193,008
*	Imagica Group, Inc.	74,900	304,278
#	Imasen Electric Industrial	45,900	292,835
#	i-mobile Co., Ltd.	5,600	70,623
*	Impact HD, Inc.	4,300	118,091
	Imuraya Group Co., Ltd.	17,100	357,788
	Inaba Denki Sangyo Co., Ltd.	170,300	4,155,893
#	Inaba Seisakusho Co., Ltd.	45,600	601,623
	Inabata & Co., Ltd.	216,800	3,373,813
	Inageya Co., Ltd.	18,700	246,370
	Ines Corp.	82,300	1,021,395
	I-Net Corp.	61,310	793,944
	Infocom Corp.	138,000	3,279,812
	Infomart Corp.	696,800	5,749,378

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Information Services International-Dentsu, Ltd.	105,600	$4,179,077
	Innotech Corp.	65,600	803,969
	Inpex Corp.	1,666,900	11,822,586
	Insource Co., Ltd.	76,998	1,395,963
	Intage Holdings, Inc.	183,100	2,565,540
#	Intelligent Wave, Inc.	20,400	109,191
	Inter Action Corp.	28,900	640,070
	Internet Initiative Japan, Inc.	351,400	11,157,889
#	Inui Global Logistics Co., Ltd.	65,700	760,743
#	I-O Data Device, Inc.	39,700	364,899
	I-PEX, Inc.	38,200	861,705
	IR Japan Holdings, Ltd.	35,500	4,392,979
	Iriso Electronics Co., Ltd.	76,900	3,674,120
#	I'rom Group Co., Ltd.	12,600	219,166
	ISB Corp.	7,200	96,423
	Ise Chemicals Corp.	5,600	175,688
#*	Iseki & Co., Ltd.	93,800	1,276,321
	Isetan Mitsukoshi Holdings, Ltd.	1,008,540	6,829,314
	Ishihara Sangyo Kaisha, Ltd.	185,300	1,895,824
	Ishii Iron Works Co., Ltd.	2,900	79,293
*	Ishizuka Glass Co., Ltd.	11,699	213,468
	Isolite Insulating Products Co., Ltd.	56,400	350,778
	Isuzu Motors, Ltd.	1,200,107	16,009,047
#	Itfor, Inc.	67,300	450,589
	ITmedia, Inc.	16,300	305,148
	Ito En, Ltd.	69,600	4,106,670
#	ITOCHU Corp.	1,654,600	48,974,892
	Itochu Enex Co., Ltd.	290,300	2,662,447
	Itochu Techno-Solutions Corp.	74,100	2,273,062
	Itochu-Shokuhin Co., Ltd.	24,300	1,145,308
	Itoham Yonekyu Holdings, Inc.	527,846	3,511,052
	Itoki Corp.	207,400	689,777
*	Itokuro, Inc.	13,200	124,488
#	IwaiCosmo Holdings, Inc.	94,100	1,199,978
	Iwaki Co., Ltd.	12,600	104,776
	Iwasaki Electric Co., Ltd.	34,500	648,242
	Iwatani Corp.	229,400	13,178,797
	Iwatsu Electric Co., Ltd.	44,000	380,867
	Iwatsuka Confectionery Co., Ltd.	500	18,145
	Iyo Bank, Ltd. (The)	1,018,257	5,024,367
	Izumi Co., Ltd.	126,800	4,340,287
	J Front Retailing Co., Ltd.	1,057,200	8,908,588
*	J Trust Co., Ltd.	275,600	921,602
	JAC Recruitment Co., Ltd.	65,000	1,040,599
	Jaccs Co., Ltd.	125,000	2,906,987
	Jafco Group Co., Ltd.	154,300	8,814,355
*	Jalux, Inc.	32,000	488,235
#*	Jamco Corp.	50,600	488,801
#	Janome Sewing Machine Co., Ltd.	88,199	617,562
*	Japan Airlines Co., Ltd.	224,100	4,671,902
#*	Japan Airport Terminal Co., Ltd.	34,600	1,495,199
	Japan Asia Group, Ltd.	135,200	1,196,487
#*	Japan Asia Investment Co., Ltd.	76,600	243,772
#*	Japan Asset Marketing Co., Ltd.	382,300	383,182
	Japan Aviation Electronics Industry, Ltd.	347,300	5,529,986
	Japan Best Rescue System Co., Ltd.	71,200	670,281
*	Japan Cash Machine Co., Ltd.	100,300	513,044
*	Japan Display, Inc.	5,892,501	1,885,487
	Japan Electronic Materials Corp.	38,000	619,884

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Elevator Service Holdings Co., Ltd.	117,500	$2,708,392
	Japan Exchange Group, Inc.	607,200	13,810,768
	Japan Foundation Engineering Co., Ltd.	110,100	611,135
#	Japan Investment Adviser Co., Ltd.	42,700	576,775
	Japan Lifeline Co., Ltd.	250,500	3,153,337
	Japan Material Co., Ltd.	253,300	3,027,896
	Japan Medical Dynamic Marketing, Inc.	138,400	3,062,279
	Japan Oil Transportation Co., Ltd.	13,579	322,755
	Japan Petroleum Exploration Co., Ltd.	102,400	1,701,553
	Japan Post Holdings Co., Ltd.	1,049,100	8,905,219
	Japan Post Insurance Co., Ltd.	142,600	2,528,089
	Japan Property Management Center Co., Ltd.	52,300	613,744
	Japan Pulp & Paper Co., Ltd.	48,100	1,615,662
	Japan Securities Finance Co., Ltd.	459,400	3,431,990
	Japan Steel Works, Ltd. (The)	321,700	7,913,766
	Japan Tobacco, Inc.	1,698,700	33,193,098
	Japan Transcity Corp.	157,600	823,338
	Japan Wool Textile Co., Ltd. (The)	226,200	2,034,482
#	Jastec Co., Ltd.	35,900	399,040
#	JBCC Holdings, Inc.	54,100	719,683
	JCR Pharmaceuticals Co., Ltd.	71,800	2,025,683
	JCU Corp.	145,600	5,348,980
	Jeol, Ltd.	124,100	8,070,124
	JFE Holdings, Inc.	813,408	9,890,836
	JFE Systems, Inc.	2,300	36,413
	JFLA Holdings, Inc.	70,200	247,827
	JGC Holdings Corp.	732,100	6,590,857
	Jichodo Co., Ltd.	100	5,931
*	JIG-SAW, Inc.	7,500	587,484
#	Jimoto Holdings, Inc.	92,810	540,036
#	JINS Holdings, Inc.	53,600	3,510,214
#	JK Holdings Co., Ltd.	69,700	514,497
#	J-Lease Co., Ltd.	27,600	412,459
#	JM Holdings Co., Ltd.	60,900	1,164,462
	JMS Co., Ltd.	77,600	578,843
#*	Joban Kosan Co., Ltd.	26,499	347,099
	J-Oil Mills, Inc.	105,600	1,783,974
#	Joshin Denki Co., Ltd.	75,300	1,870,149
	Joyful Honda Co., Ltd.	31,200	393,835
#	JP-Holdings, Inc.	150,000	373,638
	JSB Co., Ltd.	8,600	305,087
	JSP Corp.	64,500	950,155
	JSR Corp.	166,900	5,594,486
	JTEKT Corp.	710,400	6,749,573
#*	JTOWER, Inc.	5,600	372,183
	Juki Corp.	143,699	1,062,417
	Juroku Bank, Ltd. (The)	148,300	2,620,944
	Justsystems Corp.	62,100	3,607,839
	JVCKenwood Corp.	898,370	1,936,287
	K&O Energy Group, Inc.	65,400	778,079
	Kadokawa Corp.	186,353	7,276,742
	Kadoya Sesame Mills, Inc.	6,800	248,108
	Kaga Electronics Co., Ltd.	86,100	2,246,733
	Kagome Co., Ltd.	19,200	493,062
	Kajima Corp.	1,542,500	19,856,277
	Kakaku.com, Inc.	289,200	7,892,026
	Kaken Pharmaceutical Co., Ltd.	104,100	4,607,792
	Kakiyasu Honten Co., Ltd.	28,300	652,222
	Kameda Seika Co., Ltd.	47,100	1,944,555

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kamei Corp.	121,400	$1,265,669
	Kamigumi Co., Ltd.	331,900	7,004,004
	Kanaden Corp.	81,100	774,288
	Kanagawa Chuo Kotsu Co., Ltd.	19,500	603,185
	Kanamic Network Co., Ltd.	71,200	394,784
	Kanamoto Co., Ltd.	195,500	4,570,039
	Kandenko Co., Ltd.	474,600	3,981,067
	Kaneka Corp.	193,400	7,658,102
	Kaneko Seeds Co., Ltd.	3,700	48,141
	Kanematsu Corp.	433,200	5,993,574
	Kanematsu Electronics, Ltd.	69,500	2,283,842
	Kansai Electric Power Co., Inc. (The)	554,300	5,228,641
	Kansai Paint Co., Ltd.	91,900	2,257,009
	Kansai Super Market, Ltd.	13,600	146,516
	Kanto Denka Kogyo Co., Ltd.	324,800	3,122,976
	Kao Corp.	362,000	21,796,498
#*	Kasai Kogyo Co., Ltd.	124,700	457,542
	Katakura & Co-op Agri Corp.	12,200	135,468
	Katakura Industries Co., Ltd.	113,000	1,582,212
	Katitas Co., Ltd.	87,300	2,603,821
	Kato Sangyo Co., Ltd.	83,300	2,534,094
	Kato Works Co., Ltd.	50,926	452,369
	Kawada Technologies, Inc.	23,100	771,036
#	Kawagishi Bridge Works Co., Ltd.	9,000	242,431
	Kawai Musical Instruments Manufacturing Co., Ltd.	24,400	981,574
*	Kawasaki Heavy Industries, Ltd.	670,600	14,075,304
	Kawasaki Kinkai Kisen Kaisha, Ltd.	2,800	75,835
*	Kawasaki Kisen Kaisha, Ltd.	114,598	3,921,878
	KDDI Corp.	2,519,100	77,043,152
	KeePer Technical Laboratory Co., Ltd.	49,600	1,323,105
	Keihan Holdings Co., Ltd.	187,600	5,157,486
	Keihanshin Building Co., Ltd.	143,800	1,855,919
	Keihin Co., Ltd.	12,500	156,122
#	Keikyu Corp.	332,700	3,952,601
	Keio Corp.	79,100	4,430,721
	Keisei Electric Railway Co., Ltd.	103,000	3,067,604
	KEIWA, Inc.	2,800	89,774
	Keiyo Bank, Ltd. (The)	521,400	1,991,581
	Keiyo Co., Ltd.	146,000	1,113,940
	KEL Corp.	14,100	129,682
	Kenko Mayonnaise Co., Ltd.	60,200	789,198
	Kewpie Corp.	291,900	6,563,925
	Keyence Corp.	32,620	18,169,421
	KeyHolder, Inc.	12,300	98,315
	KFC Holdings Japan, Ltd.	56,300	1,463,447
	KFC, Ltd.	600	10,519
	KH Neochem Co., Ltd.	128,600	3,040,926
	Kikkoman Corp.	99,950	6,120,630
#	Kimoto Co., Ltd.	171,800	385,439
#	Kimura Chemical Plants Co., Ltd.	87,600	730,815
	Kimura Unity Co., Ltd.	8,500	100,609
	Kinden Corp.	367,500	5,959,472
	King Jim Co., Ltd.	9,300	74,942
#	Kinki Sharyo Co., Ltd. (The)	23,000	250,263
*	Kintetsu Department Store Co., Ltd.	20,600	578,358
*	Kintetsu Group Holdings Co., Ltd.	134,400	4,541,504
	Kintetsu World Express, Inc.	213,400	5,200,037
	Kirin Holdings Co., Ltd.	618,180	11,307,006
	Kissei Pharmaceutical Co., Ltd.	148,200	3,048,931

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ki-Star Real Estate Co., Ltd.	46,800	$2,120,724
	Kitagawa Corp.	47,800	726,019
	Kita-Nippon Bank, Ltd. (The)	36,800	525,948
	Kitano Construction Corp.	21,100	444,130
	Kitanotatsujin Corp.	253,000	1,247,716
	Kito Corp.	144,600	2,242,215
	Kitz Corp.	390,200	2,825,526
	Kiyo Bank, Ltd. (The)	306,900	4,094,813
*	KLab, Inc.	182,400	1,082,046
	Koa Corp.	141,700	2,179,040
	Koa Shoji Holdings Co., Ltd.	29,400	174,735
	Koatsu Gas Kogyo Co., Ltd.	116,400	709,149
	Kobayashi Pharmaceutical Co., Ltd.	13,900	1,108,733
	Kobe Bussan Co., Ltd.	145,400	4,895,671
#*	Kobe Electric Railway Co., Ltd.	15,400	495,632
	Kobe Steel, Ltd.	1,222,682	8,158,382
	Kobelco Eco-Solutions Co., Ltd.	8,000	203,053
	Kohnan Shoji Co., Ltd.	131,700	5,350,099
	Kohsoku Corp.	38,800	530,458
	Koike Sanso Kogyo Co., Ltd.	4,000	82,685
	Koito Manufacturing Co., Ltd.	168,400	10,306,172
#	Kojima Co., Ltd.	187,200	1,178,998
	Kokusai Co., Ltd.	13,700	86,984
	Kokuyo Co., Ltd.	351,564	5,704,448
	KOMAIHALTEC, Inc.	19,300	300,043
	Komatsu Matere Co., Ltd.	135,000	1,140,445
	Komatsu Wall Industry Co., Ltd.	32,800	581,970
	Komatsu, Ltd.	899,800	22,548,112
	KOMEDA Holdings Co., Ltd.	199,500	3,740,128
	Komehyo Holdings Co., Ltd.	35,800	416,799
	Komeri Co., Ltd.	154,400	3,744,649
	Komori Corp.	274,100	2,077,879
#	Konaka Co., Ltd.	268,780	853,078
	Konami Holdings Corp.	173,162	9,590,671
	Kondotec, Inc.	64,100	584,132
	Konica Minolta, Inc.	1,453,700	7,475,586
	Konishi Co., Ltd.	107,000	1,587,695
	Konoike Transport Co., Ltd.	117,400	1,357,286
	Konoshima Chemical Co., Ltd.	39,300	799,366
#*	Kosaido Co., Ltd.	74,600	554,117
	Kose Corp.	2,800	442,430
	Kozo Keikaku Engineering, Inc.	6,200	151,885
	Krosaki Harima Corp.	36,800	1,642,261
	KRS Corp.	38,300	596,967
	K's Holdings Corp.	750,180	8,863,134
	KU Holdings Co., Ltd.	51,000	466,517
	Kubota Corp., Sponsored ADR	43,382	4,541,228
	Kubota Corp.	139,400	2,915,057
	Kumagai Gumi Co., Ltd.	224,100	5,763,142
	Kumiai Chemical Industry Co., Ltd.	317,665	2,442,494
	Kurabo Industries, Ltd.	83,300	1,479,685
	Kuraray Co., Ltd.	1,412,200	13,113,100
	Kureha Corp.	86,300	5,672,942
	Kurimoto, Ltd.	44,100	674,161
	Kurita Water Industries, Ltd.	209,800	10,189,680
	Kuriyama Holdings Corp.	54,600	402,555
#	Kuroda Precision Industries, Ltd.	2,800	66,913
	Kusuri no Aoki Holdings Co., Ltd.	43,800	2,933,340
	KYB Corp.	152,300	5,009,402

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyocera Corp.	217,230	$13,423,048
	Kyoden Co., Ltd.	156,200	507,054
	Kyodo Printing Co., Ltd.	36,200	870,611
	Kyoei Steel, Ltd.	103,500	1,341,165
#	Kyokuto Boeki Kaisha, Ltd.	29,559	704,780
	Kyokuto Kaihatsu Kogyo Co., Ltd.	152,200	2,180,410
	Kyokuto Securities Co., Ltd.	115,800	840,438
	Kyokuyo Co., Ltd.	45,200	1,224,656
	KYORIN Holdings, Inc.	201,000	3,257,080
*	Kyoritsu Printing Co., Ltd.	170,500	250,898
	Kyosan Electric Manufacturing Co., Ltd.	189,500	718,160
	Kyowa Electronic Instruments Co., Ltd.	106,500	365,160
	Kyowa Exeo Corp.	233,748	5,810,335
	Kyowa Kirin Co., Ltd.	7,000	227,858
	Kyowa Leather Cloth Co., Ltd.	58,800	373,209
	Kyudenko Corp.	165,000	5,880,146
	Kyushu Electric Power Co., Inc.	608,900	4,602,788
	Kyushu Financial Group, Inc.	1,520,448	5,425,444
	Kyushu Railway Co.	194,300	4,381,468
#	LAC Co., Ltd.	59,000	564,817
	Lacto Japan Co., Ltd.	24,400	596,099
#*	Laox Co., Ltd.	62,199	126,333
	Lasertec Corp.	136,500	25,625,360
	Lawson, Inc.	183,300	9,212,674
#	LEC, Inc.	125,100	1,267,842
#	Legs Co., Ltd.	3,100	60,604
	Life Corp.	80,400	2,808,657
	LIFULL Co., Ltd.	234,500	713,238
	Like Co., Ltd.	34,600	650,078
	Linical Co., Ltd.	43,100	355,556
	Link And Motivation, Inc.	125,100	1,006,230
	Lintec Corp.	168,500	3,673,325
	Lion Corp.	174,300	3,016,990
	LITALICO, Inc.	21,300	1,023,623
	Lixil Corp.	607,319	16,573,779
	Loadstar Capital KK	4,700	42,301
#	Locondo, Inc.	16,800	221,679
	Lonseal Corp.	5,700	78,465
	Look Holdings, Inc.	29,100	359,628
#*	LTS, Inc.	4,200	147,580
*	M&A Capital Partners Co., Ltd.	60,400	2,924,476
	M3, Inc.	296,600	19,399,620
	Mabuchi Motor Co., Ltd.	119,000	4,475,396
	Macnica Fuji Electronics Holdings, Inc.	242,550	6,233,896
	Macromill, Inc.	172,000	1,216,899
#	Maeda Corp.	538,400	4,526,415
	Maeda Kosen Co., Ltd.	116,200	3,892,865
	Maeda Road Construction Co., Ltd.	78,600	1,500,913
	Maezawa Industries, Inc.	32,700	196,790
	Maezawa Kasei Industries Co., Ltd.	58,900	663,108
	Maezawa Kyuso Industries Co., Ltd.	83,300	750,355
	Makino Milling Machine Co., Ltd.	122,400	4,618,040
	Makita Corp., Sponsored ADR	1,200	62,568
	Makita Corp.	63,200	3,286,333
	Mamiya-Op Co., Ltd.	13,899	85,027
*	Management Solutions Co., Ltd.	8,000	187,627
	Mandom Corp.	3,200	54,255
	Mani, Inc.	74,800	1,596,581
	MarkLines Co., Ltd.	41,800	1,046,274

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mars Group Holdings Corp.	59,700	$889,358
	Marubeni Corp.	1,804,059	15,355,086
	Marubun Corp.	92,400	579,696
	Marudai Food Co., Ltd.	100,800	1,592,732
	Marufuji Sheet Piling Co., Ltd.	2,700	51,440
	Maruha Nichiro Corp.	290,281	6,435,925
	Marui Group Co., Ltd.	332,200	5,819,182
	Maruichi Steel Tube, Ltd.	168,500	4,064,897
#	Maruka Corp.	24,400	568,616
#	Marumae Co., Ltd.	23,900	464,849
	Marusan Securities Co., Ltd.	251,200	1,361,771
	Maruwa Co., Ltd.	57,700	5,651,650
#	Maruwa Unyu Kikan Co., Ltd.	184,000	2,580,255
	Maruyama Manufacturing Co., Inc.	15,400	252,904
#	Maruzen CHI Holdings Co., Ltd.	91,800	327,804
	Maruzen Co., Ltd.	25,400	551,963
	Maruzen Showa Unyu Co., Ltd.	59,000	1,864,735
	Marvelous, Inc.	115,300	775,761
	Matching Service Japan Co., Ltd.	26,400	268,101
	Matsuda Sangyo Co., Ltd.	63,362	1,255,755
#	Matsui Construction Co., Ltd.	92,100	636,684
	Matsui Securities Co., Ltd.	235,100	1,689,487
	Matsumotokiyoshi Holdings Co., Ltd.	86,800	3,856,699
	Matsuoka Corp.	9,400	136,018
	Matsuyafoods Holdings Co., Ltd.	37,200	1,238,713
	Max Co., Ltd.	93,700	1,617,021
*	Maxell Holdings, Ltd.	257,400	3,012,964
	Maxvalu Tokai Co., Ltd.	25,900	593,028
*	Mazda Motor Corp.	954,100	9,412,103
#	McDonald's Holdings Co. Japan, Ltd.	71,900	3,240,237
	MCJ Co., Ltd.	466,400	5,273,140
	Mebuki Financial Group, Inc.	3,130,891	6,700,761
	MEC Co., Ltd.	41,800	1,280,806
#	Media Do Co., Ltd.	32,600	1,345,704
	Medical Data Vision Co., Ltd.	62,800	1,150,090
#	Medical System Network Co., Ltd.	162,500	1,097,929
	Medipal Holdings Corp.	485,100	9,135,985
	Medius Holdings Co., Ltd.	8,700	77,764
*	MedPeer, Inc.	38,500	1,413,280
	Megachips Corp.	99,200	2,935,277
	Megmilk Snow Brand Co., Ltd.	224,000	4,209,976
	Meidensha Corp.	232,000	5,040,051
	Meiho Facility Works, Ltd.	1,400	12,482
#	Meiji Electric Industries Co., Ltd.	24,300	309,240
	MEIJI Holdings Co., Ltd.	288,720	17,871,982
	Meiji Shipping Co., Ltd.	65,900	282,319
	Meiko Electronics Co., Ltd.	163,900	4,537,492
	Meiko Network Japan Co., Ltd.	60,100	328,416
	Meisei Industrial Co., Ltd.	167,700	1,139,530
	Meitec Corp.	112,400	6,348,689
	Meito Sangyo Co., Ltd.	39,700	584,984
	Meiwa Corp.	106,000	453,464
	Meiwa Estate Co., Ltd.	67,400	375,345
	Melco Holdings, Inc.	5,900	316,841
	Members Co., Ltd.	25,200	727,188
	Menicon Co., Ltd.	134,200	9,809,335
*	Mercari, Inc.	500	26,170
	Mercuria Holdings Co., Ltd.	38,800	259,422
	Mesco, Inc.	12,400	114,248

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	METAWATER Co., Ltd.	60,400	$1,104,871
	Michinoku Bank, Ltd. (The)	89,509	746,504
	Micronics Japan Co., Ltd.	13,000	165,845
	Mie Kotsu Group Holdings, Inc.	271,000	1,186,629
	Mikuni Corp.	142,900	427,772
	Milbon Co., Ltd.	72,972	4,025,552
	Mimaki Engineering Co., Ltd.	94,700	702,743
	Mimasu Semiconductor Industry Co., Ltd.	112,200	2,521,533
	Minebea Mitsumi, Inc.	879,726	23,753,396
#	Ministop Co., Ltd.	68,400	891,219
#	Minkabu The Infonoid, Inc.	25,100	891,786
#	Miraial Co., Ltd.	35,800	406,300
*	Mirainovate Co., Ltd.	2,682,800	661,300
	Mirait Holdings Corp.	293,010	5,777,481
#	Miroku Jyoho Service Co., Ltd.	75,800	1,088,952
	MISUMI Group, Inc.	183,200	6,385,463
	Mitachi Co., Ltd.	7,700	56,987
	Mitani Corp.	35,400	2,658,206
	Mitani Sekisan Co., Ltd.	7,000	284,524
#	Mito Securities Co., Ltd.	317,800	850,281
*	Mitsuba Corp.	216,100	1,562,387
	Mitsubishi Chemical Holdings Corp.	4,341,460	36,428,773
	Mitsubishi Corp.	871,700	24,450,107
	Mitsubishi Electric Corp.	1,165,300	15,809,904
	Mitsubishi Estate Co., Ltd.	449,620	7,053,151
	Mitsubishi Gas Chemical Co., Inc.	446,300	9,296,826
	Mitsubishi HC Capital, Inc.	4,111,770	22,426,930
	Mitsubishi Heavy Industries, Ltd.	1,078,700	31,167,114
#	Mitsubishi Kakoki Kaisha, Ltd.	30,900	694,277
	Mitsubishi Logisnext Co., Ltd.	208,800	1,895,071
	Mitsubishi Logistics Corp.	195,399	5,805,006
	Mitsubishi Materials Corp.	420,120	8,765,281
#*	Mitsubishi Motors Corp.	1,788,400	5,024,911
*	Mitsubishi Paper Mills, Ltd.	133,600	445,377
	Mitsubishi Pencil Co., Ltd.	49,900	644,445
	Mitsubishi Research Institute, Inc.	33,900	1,234,573
	Mitsubishi Shokuhin Co., Ltd.	76,200	1,971,902
*	Mitsubishi Steel Manufacturing Co., Ltd.	65,600	645,656
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,126,843	5,983,536
	Mitsubishi UFJ Financial Group, Inc.	7,992,700	42,222,853
	Mitsuboshi Belting, Ltd.	88,900	1,484,472
	Mitsui & Co., Ltd., Sponsored ADR	14,997	6,899,220
	Mitsui & Co., Ltd.	984,945	22,606,858
	Mitsui Chemicals, Inc.	458,589	14,623,894
	Mitsui DM Sugar Holdings Co., Ltd.	81,500	1,387,061
*	Mitsui E&S Holdings Co., Ltd.	291,619	1,364,097
	Mitsui Fudosan Co., Ltd.	576,700	13,487,431
	Mitsui High-Tec, Inc.	98,200	5,752,160
	Mitsui Matsushima Holdings Co., Ltd.	60,900	549,193
	Mitsui Mining & Smelting Co., Ltd.	379,700	10,811,841
	Mitsui OSK Lines, Ltd.	199,900	10,372,343
	Mitsui-Soko Holdings Co., Ltd.	157,800	3,676,269
	Mitsumura Printing Co., Ltd.	1,500	21,391
	Mitsuuroko Group Holdings Co., Ltd.	138,100	1,584,274
	Miura Co., Ltd.	40,300	1,779,597
	Mixi, Inc.	271,900	6,848,781
	Miyaji Engineering Group, Inc.	31,100	716,749
	Miyazaki Bank, Ltd. (The)	74,400	1,348,573
	Miyoshi Oil & Fat Co., Ltd.	41,300	471,057

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc.	1,743,996	$24,921,022
	Mizuho Leasing Co., Ltd.	167,100	5,545,865
	Mizuho Medy Co., Ltd.	13,100	300,171
	Mizuno Corp.	94,821	2,173,869
*	Mobile Factory, Inc.	19,700	192,851
	Mochida Pharmaceutical Co., Ltd.	28,898	949,341
	Modec, Inc.	96,100	1,609,284
#	Molitec Steel Co., Ltd.	55,500	234,240
	Monex Group, Inc.	956,200	6,026,828
#	Money Partners Group Co., Ltd.	88,500	173,418
	Monogatari Corp. (The)	47,400	2,945,268
	MonotaRO Co., Ltd.	367,400	8,451,206
	MORESCO Corp.	35,400	372,854
	Mori-Gumi Co., Ltd.	51,800	144,838
	Morinaga & Co., Ltd.	142,300	4,514,654
	Morinaga Milk Industry Co., Ltd.	234,200	13,123,002
	Moriroku Holdings Co., Ltd.	5,600	113,655
	Morita Holdings Corp.	146,000	2,059,828
	Morito Co., Ltd.	78,700	471,402
	Morningstar Japan KK	25,000	104,942
	Morozoff, Ltd.	10,799	530,145
	Mortgage Service Japan, Ltd.	13,100	121,419
#	Mory Industries, Inc.	25,200	531,363
	MrMax Holdings, Ltd.	121,900	735,070
	MS&AD Insurance Group Holdings, Inc.	321,874	9,949,463
*	MTG Co., Ltd.	6,700	109,765
	MTI, Ltd.	96,200	642,423
	Mugen Estate Co., Ltd.	70,100	314,225
#	Murata Manufacturing Co., Ltd.	457,720	37,984,226
	Musashi Seimitsu Industry Co., Ltd.	296,600	6,166,180
	Musashino Bank, Ltd. (The)	140,600	2,108,627
	Mutoh Holdings Co., Ltd.	11,700	167,265
	Nabtesco Corp.	115,700	4,382,303
#	NAC Co., Ltd.	65,800	550,039
	Nachi-Fujikoshi Corp.	102,000	4,154,105
	Nadex Co., Ltd.	7,600	50,605
	Nafco Co., Ltd.	16,400	280,496
	Nagano Bank, Ltd. (The)	39,700	402,599
	Nagano Keiki Co., Ltd.	61,000	579,626
	Nagase & Co., Ltd.	471,500	7,216,081
	Nagatanien Holdings Co., Ltd.	35,300	683,547
	Nagawa Co., Ltd.	7,700	617,349
*	Nagoya Railroad Co., Ltd.	281,799	4,745,404
	Naigai Tec Corp.	3,200	96,330
#	Naigai Trans Line, Ltd.	26,700	463,624
	Nakabayashi Co., Ltd.	88,700	479,198
	Nakamoto Packs Co., Ltd.	18,300	297,146
	Nakamuraya Co., Ltd.	14,400	491,641
	Nakanishi, Inc.	93,800	1,947,505
#	Nakano Corp.	76,100	285,214
	Nakayama Steel Works, Ltd.	116,700	423,915
	Nakayo, Inc.	6,200	82,030
*	Namura Shipbuilding Co., Ltd.	240,448	454,027
	Nankai Electric Railway Co., Ltd.	187,200	3,975,204
	Nanto Bank, Ltd. (The)	142,101	2,439,817
	Narasaki Sangyo Co., Ltd.	13,400	257,043
	Nasu Denki Tekko Co., Ltd.	1,000	74,555
	Natori Co., Ltd.	27,000	476,372
	NEC Capital Solutions, Ltd.	62,200	1,219,994

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Corp.	751,980	$38,138,184
	NEC Networks & System Integration Corp.	134,700	2,388,709
#	NEOJAPAN, Inc.	5,700	72,176
	NET One Systems Co., Ltd.	291,700	10,003,694
	Neturen Co., Ltd.	160,700	850,833
#	New Japan Chemical Co., Ltd.	166,800	403,975
	Nexon Co., Ltd.	79,500	1,635,801
	Nextage Co., Ltd.	149,900	3,083,068
	NF Holdings Corp.	11,300	179,598
	NFC Holdings, Inc.	3,000	54,619
	NGK Insulators, Ltd.	514,500	8,239,643
#	NGK Spark Plug Co., Ltd.	678,800	9,996,804
	NH Foods, Ltd.	300,699	12,128,429
	NHK Spring Co., Ltd.	1,013,237	7,828,556
	Nicca Chemical Co., Ltd.	17,100	174,563
	Nice Corp.	33,700	642,673
#	Nichia Steel Works, Ltd.	236,101	641,458
	Nichias Corp.	335,600	8,531,529
	Nichiban Co., Ltd.	39,600	629,265
	Nichicon Corp.	249,100	2,653,229
	Nichiden Corp.	54,900	1,114,708
	Nichiha Corp.	136,900	3,596,364
	Nichi-iko Pharmaceutical Co., Ltd.	330,650	2,555,610
	Nichimo Co., Ltd.	4,800	90,363
	Nichirei Corp.	358,499	9,808,345
	Nichireki Co., Ltd.	127,300	1,569,804
	Nichirin Co., Ltd.	61,830	914,019
	Nidec Corp.	94,155	10,568,264
	Nifco, Inc.	268,700	8,930,742
	Nihon Chouzai Co., Ltd.	97,720	1,528,513
*	Nihon Dempa Kogyo Co., Ltd.	9,200	71,109
	Nihon Dengi Co., Ltd.	7,200	255,650
	Nihon Denkei Co., Ltd.	20,200	329,558
	Nihon Flush Co., Ltd.	65,000	727,242
	Nihon House Holdings Co., Ltd.	212,700	742,454
	Nihon Kagaku Sangyo Co., Ltd.	54,300	658,618
	Nihon Kohden Corp.	115,700	3,534,538
	Nihon M&A Center, Inc.	565,200	15,740,261
	Nihon Nohyaku Co., Ltd.	214,000	998,720
	Nihon Parkerizing Co., Ltd.	272,800	2,810,396
	Nihon Plast Co., Ltd.	100,700	649,895
	Nihon Tokushu Toryo Co., Ltd.	56,000	566,359
	Nihon Trim Co., Ltd.	2,300	78,850
	Nihon Unisys, Ltd.	362,700	10,936,827
#	Nihon Yamamura Glass Co., Ltd.	39,400	348,641
	Niitaka Co., Ltd.	800	14,859
	Nikkato Corp.	24,500	150,880
	Nikkiso Co., Ltd.	214,300	2,222,678
	Nikko Co., Ltd.	109,800	687,358
	Nikkon Holdings Co., Ltd.	260,400	5,735,079
	Nikon Corp.	764,900	7,120,722
	Nintendo Co., Ltd.	46,200	23,751,555
	Nippi, Inc.	8,500	275,171
	Nippn Corp.	268,400	3,858,739
	Nippo Corp.	220,100	6,114,158
	Nippon Air Conditioning Services Co., Ltd.	69,900	465,082
	Nippon Aqua Co., Ltd.	22,500	110,645
*	Nippon Avionics Co., Ltd.	1,400	36,736
	Nippon Beet Sugar Manufacturing Co., Ltd.	57,600	864,807

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nippon Carbide Industries Co., Inc.	39,800	$467,627
	Nippon Carbon Co., Ltd.	43,900	1,646,361
	Nippon Chemical Industrial Co., Ltd.	24,900	687,930
*	Nippon Chemi-Con Corp.	90,800	2,106,461
	Nippon Chemiphar Co., Ltd.	10,000	203,080
	Nippon Coke & Engineering Co., Ltd.	892,500	831,618
	Nippon Commercial Development Co., Ltd.	61,600	964,512
	Nippon Concept Corp.	29,600	644,313
	Nippon Concrete Industries Co., Ltd.	233,900	667,860
#	Nippon Denko Co., Ltd.	550,850	1,523,568
	Nippon Densetsu Kogyo Co., Ltd.	163,600	2,863,118
	Nippon Dry-Chemical Co., Ltd.	6,200	105,915
	Nippon Electric Glass Co., Ltd.	360,700	8,190,354
	Nippon Express Co., Ltd.	220,676	16,120,338
	Nippon Felt Co., Ltd.	15,100	61,458
	Nippon Filcon Co., Ltd.	48,800	221,312
	Nippon Fine Chemical Co., Ltd.	53,400	861,203
	Nippon Gas Co., Ltd.	567,300	8,960,519
	Nippon Hume Corp.	106,300	704,663
	Nippon Kanzai Co., Ltd.	1,900	45,026
	Nippon Kayaku Co., Ltd.	372,900	3,866,961
#	Nippon Kodoshi Corp.	40,100	1,261,346
	Nippon Koei Co., Ltd.	61,700	1,688,122
	Nippon Light Metal Holdings Co., Ltd.	390,630	6,876,367
#	Nippon Paint Holdings Co., Ltd.	130,000	1,659,344
	Nippon Paper Industries Co., Ltd.	463,602	5,419,195
#	Nippon Parking Development Co., Ltd.	697,000	988,245
	Nippon Pillar Packing Co., Ltd.	97,200	2,006,887
#	Nippon Piston Ring Co., Ltd.	28,500	350,468
	Nippon Rietec Co., Ltd.	5,200	82,036
	Nippon Road Co., Ltd. (The)	36,000	2,671,150
	Nippon Sanso Holdings Corp.	301,800	6,680,658
	Nippon Seiki Co., Ltd.	200,200	2,322,009
	Nippon Seisen Co., Ltd.	13,400	646,477
	Nippon Sharyo, Ltd.	48,699	923,969
	Nippon Shinyaku Co., Ltd.	30,500	2,294,559
	Nippon Shokubai Co., Ltd.	97,400	4,685,006
	Nippon Signal Co., Ltd.	210,200	1,758,819
	Nippon Soda Co., Ltd.	117,200	3,761,902
	Nippon Steel Corp.	1,279,279	22,192,025
	Nippon Steel Trading Corp.	73,500	3,154,821
	Nippon Suisan Kaisha, Ltd.	1,961,500	10,176,048
	Nippon Systemware Co., Ltd.	34,700	763,452
	Nippon Telegraph & Telephone Corp.	591,000	15,134,395
	Nippon Thompson Co., Ltd.	311,200	1,885,910
	Nippon Tungsten Co., Ltd.	4,900	86,116
	Nippon Yakin Kogyo Co., Ltd.	66,209	1,435,170
	Nippon Yusen K.K.	619,231	33,458,286
	Nipro Corp.	823,400	10,227,202
	Nishimatsu Construction Co., Ltd.	252,800	8,220,307
#	Nishimatsuya Chain Co., Ltd.	129,300	1,579,707
	Nishimoto Co., Ltd.	10,000	245,006
	Nishi-Nippon Financial Holdings, Inc.	648,014	3,643,297
	Nishi-Nippon Railroad Co., Ltd.	167,000	4,003,190
	Nishio Rent All Co., Ltd.	116,100	3,176,891
	Nissan Chemical Corp.	211,500	10,366,389
*	Nissan Motor Co., Ltd.	1,740,700	10,102,739
	Nissan Shatai Co., Ltd.	290,700	1,911,591
	Nissan Tokyo Sales Holdings Co., Ltd.	123,500	291,124

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nissei ASB Machine Co., Ltd.	32,600	$1,443,866
	Nissei Plastic Industrial Co., Ltd.	67,900	851,624
	Nissha Co., Ltd.	175,300	2,468,135
	Nisshin Group Holdings Co., Ltd.	166,700	720,260
	Nisshin Oillio Group, Ltd. (The)	155,500	4,282,092
	Nisshin Seifun Group, Inc.	449,145	7,241,380
	Nisshinbo Holdings, Inc.	611,541	5,145,219
	Nissin Corp.	66,600	899,892
	Nissin Electric Co., Ltd.	248,900	2,901,772
	Nissin Foods Holdings Co., Ltd.	43,775	3,115,044
	Nissin Sugar Co., Ltd.	64,200	991,484
	Nisso Corp.	32,200	244,875
	Nissui Pharmaceutical Co., Ltd.	60,000	552,056
	Nitori Holdings Co., Ltd.	41,900	7,964,185
	Nitta Corp.	79,300	1,910,791
	Nitta Gelatin, Inc.	53,700	308,444
	Nittan Valve Co., Ltd.	112,600	333,539
	Nittetsu Mining Co., Ltd.	39,901	2,193,130
	Nitto Boseki Co., Ltd.	37,800	1,156,492
	Nitto Denko Corp.	327,600	24,340,163
	Nitto Fuji Flour Milling Co., Ltd.	900	54,293
	Nitto Kogyo Corp.	118,100	1,948,895
	Nitto Kohki Co., Ltd.	47,800	809,857
	Nitto Seiko Co., Ltd.	135,900	730,670
	Nittoc Construction Co., Ltd.	122,549	855,296
	NJS Co., Ltd.	28,200	493,988
	Noda Corp.	53,100	384,683
	Noevir Holdings Co., Ltd.	52,700	2,632,397
	NOF Corp.	145,100	7,380,412
	Nohmi Bosai, Ltd.	77,900	1,491,807
	Nojima Corp.	210,400	5,468,770
	NOK Corp.	388,100	5,133,637
	Nomura Co., Ltd.	251,000	1,956,682
	Nomura Holdings, Inc.	2,445,898	12,248,035
	Nomura Holdings, Inc., Sponsored ADR	301,320	1,500,574
#	Nomura Micro Science Co., Ltd.	4,100	163,133
	Nomura Real Estate Holdings, Inc.	473,900	11,751,036
	Nomura Research Institute, Ltd.	239,085	7,693,716
	Noritake Co., Ltd.	49,200	1,899,201
	Noritsu Koki Co., Ltd.	91,800	1,912,383
	Noritz Corp.	139,600	2,375,413
	North Pacific Bank, Ltd.	1,308,100	2,798,123
	Nozawa Corp.	30,300	197,005
	NS Solutions Corp.	136,600	4,348,600
	NS Tool Co., Ltd.	74,800	1,018,107
	NS United Kaiun Kaisha, Ltd.	66,600	1,677,703
	NSD Co., Ltd.	164,078	2,813,132
	NSK, Ltd.	1,154,347	9,526,666
*	NTN Corp.	2,216,700	5,688,315
	NTT Data Corp.	563,200	8,723,705
*	OAK Capital Corp.	213,300	217,714
	Oat Agrio Co., Ltd.	11,200	135,763
#	Obara Group, Inc.	51,800	1,853,864
	Obayashi Corp.	1,679,800	13,736,149
	OBIC Business Consultants Co., Ltd.	9,100	465,807
	Obic Co., Ltd.	18,300	3,216,287
	Odakyu Electric Railway Co., Ltd.	220,300	5,257,709
	Odawara Engineering Co., Ltd.	700	15,365
	Oenon Holdings, Inc.	210,000	712,302

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ogaki Kyoritsu Bank, Ltd. (The)	179,200	$3,019,302
	Ohara, Inc.	17,800	220,093
#	Ohashi Technica, Inc.	45,000	616,258
#	Ohba Co., Ltd.	19,400	142,397
	Ohki Healthcare Holdings Co., Ltd.	2,000	20,531
	Ohsho Food Service Corp.	30,100	1,612,935
#*	OIE Sangyo Co., Ltd.	1,200	13,162
	Oiles Corp.	82,201	1,215,328
*	Oisix ra daichi, Inc.	47,900	1,703,246
	Oita Bank, Ltd. (The)	128,600	1,981,264
	Oji Holdings Corp.	3,008,400	17,344,878
	Okabe Co., Ltd.	181,700	1,088,808
	Okada Aiyon Corp.	19,400	234,148
	Okamoto Industries, Inc.	42,300	1,597,490
	Okamoto Machine Tool Works, Ltd.	21,199	1,177,488
	Okamura Corp.	220,800	3,127,327
	Okasan Securities Group, Inc.	776,800	2,830,271
	Okaya Electric Industries Co., Ltd.	25,800	83,980
	Oki Electric Industry Co., Ltd.	504,400	4,712,720
	Okinawa Cellular Telephone Co.	31,400	1,493,681
	Okinawa Electric Power Co., Inc. (The)	141,858	1,812,886
	OKUMA Corp.	115,600	5,791,251
	Okumura Corp.	136,800	3,717,962
	Okura Industrial Co., Ltd.	47,600	1,016,944
	Okuwa Co., Ltd.	123,600	1,230,603
#	Olympic Group Corp.	34,400	241,639
	Olympus Corp.	1,027,900	21,153,510
	Omron Corp.	54,900	4,698,069
	Onamba Co., Ltd.	27,400	199,334
	Ono Pharmaceutical Co., Ltd.	336,500	7,681,673
	ONO Sokki Co., Ltd.	36,500	189,694
	Onoken Co., Ltd.	83,400	1,019,959
	Onward Holdings Co., Ltd.	480,200	1,318,541
	Open House Co., Ltd.	300,200	15,178,033
	Optex Group Co., Ltd.	89,760	1,384,533
*	Optim Corp.	22,900	419,966
	Oracle Corp.	29,100	2,173,771
	Organo Corp.	36,300	2,084,317
#	Orient Corp.	2,641,700	3,315,763
	Oriental Land Co., Ltd.	14,400	1,972,805
*	Oriental Shiraishi Corp.	571,300	1,431,587
	Origin Co., Ltd.	25,500	310,990
	ORIX Corp.	1,902,400	33,283,243
#	ORIX Corp., Sponsored ADR	8,803	773,872
	Oro Co., Ltd.	7,200	252,627
	Osaka Gas Co., Ltd.	294,500	5,502,059
	Osaka Organic Chemical Industry, Ltd.	70,000	2,400,116
	Osaka Soda Co., Ltd.	49,799	1,097,946
	Osaka Steel Co., Ltd.	62,700	679,224
*	OSAKA Titanium Technologies Co., Ltd.	108,900	788,523
	Osaki Electric Co., Ltd.	218,700	1,256,474
	OSG Corp.	301,900	5,646,964
	Otsuka Corp.	97,500	5,066,159
	Otsuka Holdings Co., Ltd.	118,000	4,690,389
	OUG Holdings, Inc.	3,900	102,417
	Outsourcing, Inc.	355,200	6,798,819
	Oyo Corp.	99,000	1,167,187
	Ozu Corp.	4,300	74,206
	Pacific Industrial Co., Ltd.	228,300	2,778,805

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pacific Metals Co., Ltd.	87,800	$1,363,071
	Pack Corp. (The)	49,100	1,272,142
	PAL GROUP Holdings Co., Ltd.	116,000	1,853,544
	PALTAC Corp.	69,958	3,248,983
	Pan Pacific International Holdings Corp.	369,300	7,708,781
	Panasonic Corp.	4,188,242	50,573,285
	PAPYLESS Co., Ltd.	16,100	230,424
#	Paraca, Inc.	27,500	420,583
	Paramount Bed Holdings Co., Ltd.	138,300	2,471,990
#	Paris Miki Holdings, Inc.	114,600	279,594
*	Park24 Co., Ltd.	292,400	5,513,370
	Parker Corp.	6,000	30,263
	Pasco Corp.	4,700	63,336
	Pasona Group, Inc.	107,000	2,170,349
#	PC Depot Corp.	147,040	641,586
	PCI Holdings, Inc.	16,800	168,957
	Pegasus Sewing Machine Manufacturing Co., Ltd.	104,500	444,994
	Penta-Ocean Construction Co., Ltd.	1,997,500	13,535,553
*	PeptiDream, Inc.	87,800	3,623,657
	Persol Holdings Co., Ltd.	245,500	4,953,054
	Pickles Corp.	15,400	519,967
#	Pigeon Corp.	164,000	4,722,088
	Pilot Corp.	81,000	2,784,023
	Piolax, Inc.	124,700	1,733,841
	Plenus Co., Ltd.	25,200	485,303
	Pola Orbis Holdings, Inc.	72,900	1,742,629
	Poletowin Pitcrew Holdings, Inc.	124,900	1,183,918
#*	PR Times, Inc.	9,600	277,942
*	Precision System Science Co., Ltd.	4,000	26,714
	Premium Group Co., Ltd.	34,300	1,050,926
*	Premium Water Holdings, Inc.	2,900	88,092
	Press Kogyo Co., Ltd.	476,300	1,562,848
#	Pressance Corp.	111,800	1,632,179
	Prestige International, Inc.	296,000	1,895,133
	Prima Meat Packers, Ltd.	215,199	5,835,067
	Pronexus, Inc.	35,500	326,201
*	Prored Partners Co., Ltd.	7,900	191,446
#	Pro-Ship, Inc.	8,300	110,775
	Proto Corp.	88,000	1,116,004
	PS Mitsubishi Construction Co., Ltd.	173,800	975,623
	Punch Industry Co., Ltd.	107,200	569,970
*	QB Net Holdings Co., Ltd.	13,100	193,671
	Qol Holdings Co., Ltd.	182,000	2,523,034
	Quick Co., Ltd.	43,100	471,924
	Raccoon Holdings, Inc.	37,600	807,872
	Raito Kogyo Co., Ltd.	231,700	4,148,787
#	Raiznext Corp.	149,400	1,561,761
	Rakus Co., Ltd.	246,400	6,936,001
	Rakuten Group, Inc.	182,900	2,012,641
#	RareJob, Inc.	12,000	186,254
	Rasa Corp.	34,900	283,466
	Rasa Industries, Ltd.	54,399	900,130
#	Raysum Co., Ltd.	102,800	773,580
	Recruit Holdings Co., Ltd.	1,002,100	51,939,463
	Relia, Inc.	103,500	1,268,213
	Relo Group, Inc.	261,000	5,759,972
#	Renaissance, Inc.	47,100	483,122
*	Renesas Electronics Corp.	886,500	9,621,750
	Rengo Co., Ltd.	1,050,310	8,941,762

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	RENOVA, Inc.	96,100	$4,337,550
	Resona Holdings, Inc.	3,606,648	13,541,804
	Resorttrust, Inc.	417,500	6,862,034
	Restar Holdings Corp.	101,700	1,806,211
	Retail Partners Co., Ltd.	11,600	127,560
	Rheon Automatic Machinery Co., Ltd.	47,700	628,723
	Rhythm Co., Ltd.	24,800	190,009
#	Riberesute Corp.	34,000	245,817
	Ricoh Co., Ltd.	1,138,119	12,436,051
	Ricoh Leasing Co., Ltd.	77,500	2,442,462
	Ride On Express Holdings Co., Ltd.	55,900	752,298
#*	Right On Co., Ltd.	73,600	512,301
	Riken Corp.	38,500	913,465
	Riken Keiki Co., Ltd.	46,500	1,095,940
	Riken Technos Corp.	208,600	1,147,706
	Riken Vitamin Co., Ltd.	65,400	951,402
	Rinnai Corp.	70,100	6,512,254
	Rion Co., Ltd.	30,900	749,082
	Riso Kagaku Corp.	67,758	1,119,616
	Riso Kyoiku Co., Ltd.	385,650	1,274,289
	Rix Corp.	6,200	88,058
	Rock Field Co., Ltd.	51,400	684,649
	Rohm Co., Ltd.	82,700	8,068,048
	Rohto Pharmaceutical Co., Ltd.	203,000	5,351,707
	Rokko Butter Co., Ltd.	63,900	888,051
	Roland DG Corp.	66,800	1,687,325
	Rorze Corp.	52,700	4,066,768
#	Rozetta Corp.	12,000	171,335
	RS Technologies Co., Ltd.	16,000	856,435
	Ryobi, Ltd.	139,700	1,838,287
	Ryoden Corp.	75,000	1,141,007
	Ryohin Keikaku Co., Ltd.	435,750	8,839,701
	Ryosan Co., Ltd.	96,900	2,046,968
	Ryoyo Electro Corp.	6,600	145,427
	S Foods, Inc.	61,600	1,923,997
	S LINE Co., Ltd.	10,600	87,045
	S&B Foods, Inc.	1,800	77,541
	Sac's Bar Holdings, Inc.	82,000	441,827
	Sagami Rubber Industries Co., Ltd.	28,000	267,952
	Saibu Gas Holdings Co., Ltd.	80,100	1,775,944
	Saizeriya Co., Ltd.	69,100	1,702,176
	Sakai Chemical Industry Co., Ltd.	63,800	1,103,901
	Sakai Heavy Industries, Ltd.	20,300	475,042
	Sakai Moving Service Co., Ltd.	55,900	2,696,802
	Sakai Ovex Co., Ltd.	28,999	1,007,558
	Sakata INX Corp.	178,200	1,746,453
	Sakura Internet, Inc.	79,400	424,118
	Sala Corp.	263,300	1,423,936
	SAMTY Co., Ltd.	170,700	3,444,113
	San Holdings, Inc.	37,800	437,721
	San ju San Financial Group, Inc.	98,417	1,280,217
	San-A Co., Ltd.	72,800	2,715,289
	San-Ai Oil Co., Ltd.	226,100	2,819,152
#*	Sanden Holdings Corp.	7,600	21,813
	Sanei Architecture Planning Co., Ltd.	52,500	946,612
	Sangetsu Corp.	171,700	2,495,086
	San-In Godo Bank, Ltd. (The)	740,700	3,688,226
#*	Sanix, Inc.	117,300	395,870
*	Sanken Electric Co., Ltd.	166,500	7,901,296

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co., Ltd.	216,500	$2,960,291
	Sanko Gosei, Ltd.	115,700	539,412
	Sanko Metal Industrial Co., Ltd.	11,300	243,244
	Sankyo Co., Ltd.	204,650	5,107,288
	Sankyo Frontier Co., Ltd.	10,200	401,354
	Sankyo Seiko Co., Ltd.	163,200	813,705
	Sankyo Tateyama, Inc.	128,400	923,897
	Sankyu, Inc.	253,600	11,398,658
	Sanoh Industrial Co., Ltd.	149,800	1,696,915
	Sanoyas Holdings Corp.	128,700	176,449
#	Sansei Landic Co., Ltd.	35,100	285,016
	Sansei Technologies, Inc.	44,700	335,560
	Sansha Electric Manufacturing Co., Ltd.	43,900	426,665
#	Sanshin Electronics Co., Ltd.	84,400	1,635,410
	Santec Corp.	11,900	160,769
	Santen Pharmaceutical Co., Ltd.	485,900	6,583,869
	Sanwa Holdings Corp.	829,300	10,092,059
	Sanyei Corp.	1,100	20,429
	Sanyo Chemical Industries, Ltd.	59,500	3,216,963
	Sanyo Denki Co., Ltd.	44,200	2,856,696
	Sanyo Electric Railway Co., Ltd.	48,500	857,745
	Sanyo Engineering & Construction, Inc.	32,400	204,782
	Sanyo Industries, Ltd.	1,500	25,702
*	Sanyo Shokai, Ltd.	52,799	415,910
*	Sanyo Special Steel Co., Ltd.	100,100	1,677,263
	Sanyo Trading Co., Ltd.	114,400	1,260,653
	Sapporo Holdings, Ltd.	319,900	6,802,614
	Sata Construction Co., Ltd.	46,000	201,479
	Sato Holdings Corp.	139,700	3,568,588
#	Sato Shoji Corp.	42,600	471,489
#	Satori Electric Co., Ltd.	61,500	484,679
	Sawada Holdings Co., Ltd.	72,100	669,227
	Sawai Group Holdings Co., Ltd.	198,100	8,484,849
	Saxa Holdings, Inc.	21,600	262,288
	SB Technology Corp.	55,400	1,519,713
	SBI Holdings, Inc.	416,180	9,962,498
*	SBI Insurance Group Co., Ltd.	2,700	34,207
	SBS Holdings, Inc.	113,200	3,484,417
	Scala, Inc.	58,200	390,191
#	SCREEN Holdings Co., Ltd.	78,800	7,138,182
#	Scroll Corp.	141,300	1,114,030
	SCSK Corp.	63,759	3,842,751
#	SEC Carbon, Ltd.	2,800	159,236
	Secom Co., Ltd.	100,000	7,569,055
	Seed Co., Ltd.	37,500	245,027
	Sega Sammy Holdings, Inc.	312,912	3,946,873
	Segue Group Co., Ltd.	8,200	78,650
*	Seibu Holdings, Inc.	504,500	5,692,538
	Seika Corp.	44,100	662,590
	Seikagaku Corp.	175,900	1,724,054
	Seikitokyu Kogyo Co., Ltd.	211,999	1,696,611
#	Seiko Electric Co., Ltd.	7,600	119,508
	Seiko Epson Corp.	648,300	11,154,595
	Seiko Holdings Corp.	148,000	3,091,160
	Seiko PMC Corp.	36,200	307,032
	Seino Holdings Co., Ltd.	471,200	5,997,220
	Seiren Co., Ltd.	210,500	4,281,092
	Sekisui Chemical Co., Ltd.	996,500	17,195,060
#	Sekisui House, Ltd.	662,700	13,125,096

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sekisui Jushi Corp.	94,200	$1,875,550
	Sekisui Kasei Co., Ltd.	123,100	680,068
	SEMITEC Corp.	4,400	211,966
	Senko Group Holdings Co., Ltd.	625,100	6,326,083
	Senshu Electric Co., Ltd.	33,200	1,153,684
	Senshu Ikeda Holdings, Inc.	1,055,160	1,520,462
	Senshukai Co., Ltd.	142,300	480,580
	Septeni Holdings Co., Ltd.	25,700	96,890
	Seria Co., Ltd.	133,700	4,809,309
	Seven & I Holdings Co., Ltd.	1,086,052	48,460,072
	Seven Bank, Ltd.	2,860,900	6,240,904
	SG Holdings Co., Ltd.	147,600	3,968,820
	Sharp Corp.	224,199	3,443,576
	Shibaura Electronics Co., Ltd.	42,300	1,913,549
	Shibaura Machine Co., Ltd.	116,300	2,763,860
	Shibaura Mechatronics Corp.	24,500	1,667,429
	Shibusawa Warehouse Co., Ltd. (The)	37,500	719,134
	Shibuya Corp.	66,500	1,861,492
*	Shidax Corp.	93,800	260,511
*	SHIFT, Inc.	4,200	770,515
	Shiga Bank, Ltd. (The)	205,636	3,492,158
	Shikibo, Ltd.	45,600	388,651
	Shikoku Bank, Ltd. (The)	170,600	1,088,811
	Shikoku Chemicals Corp.	129,700	1,536,252
	Shikoku Electric Power Co., Inc.	322,100	2,119,406
	Shima Seiki Manufacturing, Ltd.	116,200	1,934,418
	Shimadzu Corp.	132,500	5,343,788
	Shimamura Co., Ltd.	70,346	6,800,046
	Shimano, Inc.	13,800	3,532,510
	Shimizu Bank, Ltd. (The)	164,600	2,312,177
	Shimizu Corp.	1,405,300	10,349,392
	Shimojima Co., Ltd.	5,900	57,806
	Shin Nippon Air Technologies Co., Ltd.	52,200	1,070,860
	Shin Nippon Biomedical Laboratories, Ltd.	103,700	982,323
	Shinagawa Refractories Co., Ltd.	29,900	1,120,849
*	Shindengen Electric Manufacturing Co., Ltd.	37,300	1,516,609
	Shin-Etsu Chemical Co., Ltd.	263,500	42,984,529
	Shin-Etsu Polymer Co., Ltd.	197,700	1,844,982
	Shin-Keisei Electric Railway Co., Ltd.	11,400	222,728
	Shinko Electric Industries Co., Ltd.	263,300	8,949,776
	Shinko Shoji Co., Ltd.	181,600	1,312,921
	Shinmaywa Industries, Ltd.	300,900	2,634,406
	Shinnihon Corp.	150,500	1,181,504
	Shinnihonseiyaku Co., Ltd.	20,400	377,774
	Shinoken Group Co., Ltd.	207,700	2,425,170
	Shinsei Bank, Ltd.	393,500	5,204,563
	Shinsho Corp.	26,500	717,433
	Shinwa Co., Ltd.	28,900	595,819
	Shinwa Co., Ltd.	19,900	126,440
	Shionogi & Co., Ltd.	94,100	4,955,747
	Ship Healthcare Holdings, Inc.	432,000	10,894,082
	Shiseido Co., Ltd.	213,600	14,276,100
	Shizuki Electric Co., Inc.	68,000	451,833
	Shizuoka Bank, Ltd. (The)	1,369,730	9,891,725
	Shizuoka Gas Co., Ltd.	285,100	2,980,475
	SHO-BOND Holdings Co., Ltd.	29,300	1,237,675
*	Shobunsha Holdings, Inc.	47,400	213,769
	Shoei Co., Ltd.	97,000	4,063,820
	Shoei Foods Corp.	38,900	1,390,683

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shofu, Inc.	24,000	$448,787
	Showa Denko K.K.	430,100	12,341,192
	Showa Sangyo Co., Ltd.	87,700	2,396,250
	Showa Shinku Co., Ltd.	17,400	249,952
	Sigma Koki Co., Ltd.	21,800	391,258
	SIGMAXYZ, Inc.	71,100	1,547,208
	Siix Corp.	175,500	2,264,715
*	Silver Life Co., Ltd.	1,700	29,226
	Sinanen Holdings Co., Ltd.	38,300	1,063,579
	Sinfonia Technology Co., Ltd.	111,500	1,290,367
	Sinko Industries, Ltd.	81,600	1,569,571
	Sintokogio, Ltd.	211,600	1,569,866
	SK-Electronics Co., Ltd.	58,500	536,058
	SKY Perfect JSAT Holdings, Inc.	802,800	3,037,191
*	Skylark Holdings Co., Ltd.	382,700	5,154,585
	SMC Corp.	6,200	3,685,736
	SMK Corp.	25,099	563,949
	SMS Co., Ltd.	270,300	7,571,209
	Snow Peak, Inc.	21,000	781,150
#	SNT Corp.	72,000	163,180
	Soda Nikka Co., Ltd.	70,300	338,553
	Sodick Co., Ltd.	247,600	2,311,007
	Soft99 Corp.	11,800	140,559
	Softbank Corp.	462,100	6,035,582
	SoftBank Group Corp.	2,260,363	142,144,327
	Softcreate Holdings Corp.	31,500	825,817
	Software Service, Inc.	7,300	655,906
	Sohgo Security Services Co., Ltd.	88,300	4,128,966
	Sojitz Corp.	3,556,600	10,880,654
	Soken Chemical & Engineering Co., Ltd.	27,700	497,245
	Solasto Corp.	210,100	2,567,262
	Soliton Systems K.K.	30,200	436,175
	Solxyz Co., Ltd.	2,500	21,801
	Sompo Holdings, Inc.	495,600	20,489,128
	Sony Group Corp.	1,141,000	119,196,247
	Sony Group Corp., Sponsored ADR	344,389	35,919,773
	Sotetsu Holdings, Inc.	152,600	3,018,691
	Sotoh Co., Ltd.	11,700	86,235
	Sourcenext Corp.	18,100	50,389
	Space Co., Ltd.	54,860	450,771
	Space Value Holdings Co., Ltd.	153,600	1,098,079
	Sparx Group Co., Ltd.	586,900	1,328,223
	SPK Corp.	27,700	346,482
	S-Pool, Inc.	32,500	280,152
	Sprix, Ltd.	7,800	77,917
	Square Enix Holdings Co., Ltd.	78,700	4,083,484
	SRA Holdings	60,600	1,470,284
	ST Corp.	12,100	191,541
	St Marc Holdings Co., Ltd.	89,700	1,305,449
	Stanley Electric Co., Ltd.	172,200	4,493,205
	Star Mica Holdings Co., Ltd.	49,500	576,763
	Star Micronics Co., Ltd.	95,500	1,436,899
	Starts Corp., Inc.	240,500	6,294,819
	Starzen Co., Ltd.	69,798	1,384,830
	St-Care Holding Corp.	78,100	673,966
	Stella Chemifa Corp.	53,500	1,386,378
	Step Co., Ltd.	29,100	477,237
	Strike Co., Ltd.	31,800	1,064,765
	Studio Alice Co., Ltd.	58,100	1,262,172

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Subaru Corp.	1,489,600	$29,266,120
#	Subaru Enterprise Co., Ltd.	6,100	442,816
	Sugi Holdings Co., Ltd.	55,900	4,125,226
	Sugimoto & Co., Ltd.	42,100	949,471
	SUMCO Corp.	389,860	9,016,806
	Sumida Corp.	135,000	1,589,812
	Suminoe Textile Co., Ltd.	27,000	503,088
	Sumiseki Holdings, Inc.	277,800	329,796
	Sumitomo Bakelite Co., Ltd.	119,200	5,188,657
	Sumitomo Chemical Co., Ltd.	5,298,452	27,581,173
	Sumitomo Corp.	832,500	11,313,597
	Sumitomo Dainippon Pharma Co., Ltd.	264,600	4,581,623
	Sumitomo Densetsu Co., Ltd.	73,400	1,445,310
	Sumitomo Electric Industries, Ltd.	1,523,600	21,645,350
	Sumitomo Forestry Co., Ltd.	829,800	15,699,111
	Sumitomo Heavy Industries, Ltd.	453,896	12,571,891
	Sumitomo Metal Mining Co., Ltd.	369,400	14,970,808
	Sumitomo Mitsui Construction Co., Ltd.	1,157,880	5,113,727
	Sumitomo Mitsui Financial Group, Inc.	950,470	32,039,446
	Sumitomo Mitsui Trust Holdings, Inc.	513,073	16,842,059
	Sumitomo Osaka Cement Co., Ltd.	180,699	5,167,333
*	Sumitomo Precision Products Co., Ltd.	17,700	431,561
	Sumitomo Realty & Development Co., Ltd.	276,500	9,012,024
	Sumitomo Riko Co., Ltd.	221,700	1,634,757
	Sumitomo Rubber Industries, Ltd.	924,363	12,441,126
	Sumitomo Seika Chemicals Co., Ltd.	55,900	1,891,671
	Sumitomo Warehouse Co., Ltd. (The)	296,700	4,329,372
	Sun Frontier Fudousan Co., Ltd.	227,400	2,145,762
	Suncall Corp.	49,100	203,396
	Sundrug Co., Ltd.	142,300	4,619,355
	Suntory Beverage & Food, Ltd.	337,200	11,823,052
	Sun-Wa Technos Corp.	58,100	715,499
*	SuRaLa Net Co., Ltd.	18,300	332,986
#	Suruga Bank, Ltd.	595,700	1,802,303
	Suzuken Co., Ltd.	216,720	6,254,055
	Suzuki Co., Ltd.	62,300	520,291
	Suzuki Motor Corp.	404,000	16,436,940
	SWCC Showa Holdings Co., Ltd.	408,000	6,674,222
	Sysmex Corp.	147,000	17,491,612
	System Information Co., Ltd.	19,600	164,748
	System Research Co., Ltd.	2,000	39,381
	Systems Engineering Consultants Co., Ltd.	500	11,821
	Systena Corp.	295,700	5,480,781
	Syuppin Co., Ltd.	78,300	803,546
	T Hasegawa Co., Ltd.	127,292	2,965,293
*	T RAD Co., Ltd.	32,800	840,599
	T&D Holdings, Inc.	897,610	11,484,694
#	T&K Toka Co., Ltd.	77,700	579,190
	Tachibana Eletech Co., Ltd.	79,580	1,041,579
	Tachikawa Corp.	49,100	590,094
	Tachi-S Co., Ltd.	137,800	1,837,220
#	Tacmina Corp.	900	9,487
	Tadano, Ltd.	513,221	5,281,298
	Taihei Dengyo Kaisha, Ltd.	80,400	1,946,186
	Taiheiyo Cement Corp.	520,736	12,132,455
	Taiheiyo Kouhatsu, Inc.	33,499	195,423
	Taiho Kogyo Co., Ltd.	82,100	698,118
	Taikisha, Ltd.	83,800	2,646,892
#	Taiko Bank, Ltd. (The)	22,000	254,142

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Taiko Pharmaceutical Co., Ltd.	17,100	$153,120
	Taisei Corp.	657,880	22,171,446
	Taisei Lamick Co., Ltd.	20,800	526,490
#	Taisho Pharmaceutical Holdings Co., Ltd.	117,500	6,580,357
	Taiyo Holdings Co., Ltd.	57,300	2,647,689
	Taiyo Yuden Co., Ltd.	502,000	25,763,063
	Takachiho Koheki Co., Ltd.	17,200	184,268
	Takadakiko Co., Ltd.	1,800	45,641
	Takamatsu Construction Group Co., Ltd.	61,000	1,124,993
#	Takamatsu Machinery Co., Ltd.	8,700	57,628
	Takamiya Co., Ltd.	126,700	574,939
#	Takano Co., Ltd.	37,300	226,152
	Takaoka Toko Co., Ltd.	63,274	779,756
#	Takara & Co., Ltd.	17,400	280,102
	Takara Bio, Inc.	52,200	1,304,886
	Takara Holdings, Inc.	248,400	2,890,435
	Takara Leben Co., Ltd.	617,900	1,933,067
	Takara Standard Co., Ltd.	162,648	2,368,849
	Takasago International Corp.	63,300	1,573,429
	Takasago Thermal Engineering Co., Ltd.	179,600	3,298,884
	Takashima & Co., Ltd.	17,900	289,464
	Takashimaya Co., Ltd.	694,700	7,208,754
*	Take And Give Needs Co., Ltd.	60,640	508,677
	TAKEBISHI Corp.	29,300	412,340
	Takeda Pharmaceutical Co., Ltd.	775,363	25,809,132
	Takeei Corp.	102,100	1,819,165
	Takemoto Yohki Co., Ltd.	48,800	446,352
	Takeuchi Manufacturing Co., Ltd.	171,600	4,278,304
	Takihyo Co., Ltd.	19,400	330,199
	Takisawa Machine Tool Co., Ltd.	33,900	351,531
	Takuma Co., Ltd.	222,900	3,579,186
	Tama Home Co., Ltd.	93,400	2,175,026
	Tamagawa Holdings Co., Ltd.	12,800	139,577
	Tamron Co., Ltd.	68,000	1,633,404
#	Tamura Corp.	302,900	2,388,339
	Tanabe Consulting Co., Ltd.	1,000	13,364
	Tanabe Engineering Corp.	22,500	181,088
#	Tanseisha Co., Ltd.	116,249	898,605
#	Taoka Chemical Co., Ltd.	1,300	148,081
	Tatsuta Electric Wire and Cable Co., Ltd.	204,900	1,007,326
#	Tayca Corp.	73,000	807,764
	Tazmo Co., Ltd.	9,100	151,996
#	Tbk Co., Ltd.	99,000	371,604
	TBS Holdings, Inc.	123,300	1,855,682
	TDC Soft, Inc.	43,400	435,097
	TDK Corp., Sponsored ADR	46,731	5,335,278
	TDK Corp.	324,000	36,968,397
	Tear Corp.	41,400	179,178
	TechMatrix Corp.	128,000	2,017,738
	TECHNO ASSOCIE Co., Ltd.	4,200	41,862
	Techno Horizon Co., Ltd.	32,800	545,092
	Techno Medica Co., Ltd.	5,200	75,802
	Techno Ryowa, Ltd.	23,570	194,951
#	Techno Smart Corp.	32,100	381,994
	TechnoPro Holdings, Inc.	373,200	9,334,148
	Tecnos Japan, Inc.	2,500	13,747
	Teijin, Ltd.	1,326,550	19,973,827
	Teikoku Electric Manufacturing Co., Ltd.	56,900	628,904
	Teikoku Sen-I Co., Ltd.	66,700	1,195,042

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Teikoku Tsushin Kogyo Co., Ltd.	40,400	$428,794
	Tekken Corp.	60,299	1,024,183
	Tenma Corp.	77,100	1,809,146
	Tenox Corp.	6,000	47,664
	Tenpo Innovation Co., Ltd.	1,600	12,725
	Teraoka Seisakusho Co., Ltd.	39,100	132,817
	Terilogy Co., Ltd.	2,600	12,107
	Terumo Corp.	455,000	17,658,884
	T-Gaia Corp.	86,000	1,550,867
	THK Co., Ltd.	205,700	5,893,145
	Tigers Polymer Corp.	46,700	190,378
	TIS, Inc.	621,800	16,127,161
	Titan Kogyo, Ltd.	3,800	63,293
	TKC Corp.	88,800	2,636,100
	Toa Corp.	96,700	726,306
#	Toa Corp.	82,200	1,853,934
	Toa Oil Co., Ltd.	43,200	1,093,947
	TOA ROAD Corp.	22,500	958,112
	Toabo Corp.	24,400	94,965
	Toagosei Co., Ltd.	510,050	5,328,124
	Tobishima Corp.	127,540	1,270,843
	Tobu Railway Co., Ltd.	143,000	3,718,569
	TOC Co., Ltd.	189,700	1,113,516
	Tocalo Co., Ltd.	388,800	4,885,330
	Tochigi Bank, Ltd. (The)	878,501	1,346,264
	Toda Corp.	858,300	6,117,643
#*	Toda Kogyo Corp.	17,500	414,149
	Toei Animation Co., Ltd.	43,000	5,883,519
	Toei Co., Ltd.	13,200	2,381,481
	Toell Co., Ltd.	28,000	210,176
	Toenec Corp.	36,500	1,244,300
	Togami Electric Manufacturing Co., Ltd.	11,600	201,948
	Toho Bank, Ltd. (The)	968,000	1,830,131
	Toho Chemical Industry Co., Ltd.	23,000	108,051
	Toho Co., Ltd.	36,200	1,575,950
*	Toho Co., Ltd.	40,400	559,787
	Toho Gas Co., Ltd.	93,300	4,535,083
	Toho Holdings Co., Ltd.	264,500	4,442,525
	Toho Titanium Co., Ltd.	188,100	2,049,751
	Toho Zinc Co., Ltd.	65,100	1,121,764
	Tohoku Bank, Ltd. (The)	42,900	390,540
	Tohoku Electric Power Co., Inc.	644,900	4,885,911
	Tohoku Steel Co., Ltd.	7,300	113,852
	Tohokushinsha Film Corp.	12,200	73,188
	Tokai Carbon Co., Ltd.	694,600	9,175,216
	Tokai Corp.	71,900	1,585,894
	TOKAI Holdings Corp.	522,900	4,285,057
#	Tokai Lease Co., Ltd.	4,000	57,171
	Tokai Rika Co., Ltd.	304,800	4,750,104
	Tokai Tokyo Financial Holdings, Inc.	996,300	3,527,390
	Token Corp.	39,970	3,608,310
	Tokio Marine Holdings, Inc.	369,412	17,606,569
#	Tokio Marine Holdings, Inc., ADR	61,104	2,921,382
	Tokushu Tokai Paper Co., Ltd.	42,138	1,701,785
	Tokuyama Corp.	434,299	9,196,984
*	Tokyo Base Co., Ltd.	49,100	329,875
	Tokyo Century Corp.	169,030	9,302,232
*	Tokyo Electric Power Co. Holdings, Inc.	2,306,212	6,146,503
	Tokyo Electron Device, Ltd.	36,400	1,695,982

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokyo Electron, Ltd.	132,700	$54,728,854
	Tokyo Energy & Systems, Inc.	107,000	983,869
	Tokyo Gas Co., Ltd.	296,100	5,604,792
	Tokyo Individualized Educational Institute, Inc.	1,000	5,672
	Tokyo Keiki, Inc.	66,299	620,468
#*	Tokyo Kikai Seisakusho, Ltd.	26,300	262,879
	Tokyo Kiraboshi Financial Group, Inc.	140,174	1,958,237
	Tokyo Ohka Kogyo Co., Ltd.	58,500	3,791,472
	Tokyo Printing Ink Manufacturing Co., Ltd.	3,200	66,348
	Tokyo Radiator Manufacturing Co., Ltd.	5,100	28,840
#	Tokyo Rakutenchi Co., Ltd.	10,500	380,133
*	Tokyo Rope Manufacturing Co., Ltd.	22,799	227,771
#	Tokyo Sangyo Co., Ltd.	86,400	553,772
	Tokyo Seimitsu Co., Ltd.	137,900	5,904,026
	Tokyo Steel Manufacturing Co., Ltd.	296,100	2,974,347
	Tokyo Tatemono Co., Ltd.	700,000	10,531,421
	Tokyo Tekko Co., Ltd.	41,800	591,600
#*	Tokyo Theatres Co., Inc.	38,800	438,598
	Tokyotokeiba Co., Ltd.	56,200	2,238,176
	Tokyu Construction Co., Ltd.	479,280	3,376,229
	Tokyu Corp.	378,600	5,074,262
	Tokyu Fudosan Holdings Corp.	2,093,894	11,820,759
#	Tokyu Recreation Co., Ltd.	8,364	363,603
	Toli Corp.	201,200	434,517
	Tomato Bank, Ltd.	25,300	239,767
#	Tomen Devices Corp.	12,600	582,663
#	Tomoe Corp.	132,700	463,011
	Tomoe Engineering Co., Ltd.	33,600	683,041
*	Tomoegawa Co., Ltd.	24,800	208,229
	Tomoku Co., Ltd.	52,600	915,816
	TOMONY Holdings, Inc.	819,800	2,233,136
	Tomy Co., Ltd.	560,700	4,925,357
	Tonami Holdings Co., Ltd.	25,300	1,133,859
	Topcon Corp.	506,900	7,148,384
	Toppan Forms Co., Ltd.	239,000	2,302,121
	Toppan, Inc.	458,720	7,781,299
	Topre Corp.	209,100	3,022,780
	Topy Industries, Ltd.	78,000	911,507
	Toray Industries, Inc.	4,034,400	26,563,233
	Torex Semiconductor, Ltd.	10,800	281,691
	Toridoll Holdings Corp.	200,000	3,691,609
	Torigoe Co., Ltd. (The)	63,900	464,186
	Torii Pharmaceutical Co., Ltd.	81,700	1,895,114
	Torishima Pump Manufacturing Co., Ltd.	90,400	717,278
	Tosei Corp.	154,200	1,601,129
	Toshiba Corp.	81,300	3,499,271
	Toshiba TEC Corp.	168,200	6,776,496
	Tosho Co., Ltd.	66,200	1,011,135
	Tosoh Corp.	957,300	16,799,717
#	Totech Corp.	29,200	697,782
	Totetsu Kogyo Co., Ltd.	114,500	2,433,292
	TOTO, Ltd.	106,000	5,496,117
	Totoku Electric Co., Ltd.	16,300	390,713
	Tottori Bank, Ltd. (The)	37,800	385,267
	Toukei Computer Co., Ltd.	7,100	308,186
#	Tow Co., Ltd.	149,900	431,076
	Towa Bank, Ltd. (The)	205,200	923,111
	Towa Corp.	79,100	1,735,903
	Towa Pharmaceutical Co., Ltd.	151,800	3,877,308

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Construction Co., Ltd.	522,600	$2,798,469
	Toyo Corp.	103,200	1,080,846
	Toyo Denki Seizo K.K.	33,200	349,062
*	Toyo Engineering Corp.	123,200	939,049
#	Toyo Gosei Co., Ltd.	27,500	3,032,729
	Toyo Ink SC Holdings Co., Ltd.	177,000	3,241,356
	Toyo Kanetsu K.K.	36,600	795,276
	Toyo Machinery & Metal Co., Ltd.	68,300	320,248
	Toyo Securities Co., Ltd.	337,500	467,121
	Toyo Seikan Group Holdings, Ltd.	438,400	5,964,991
	Toyo Sugar Refining Co., Ltd.	2,900	31,685
	Toyo Suisan Kaisha, Ltd.	208,300	7,952,337
	Toyo Tanso Co., Ltd.	64,200	1,686,155
	Toyo Tire Corp.	690,100	13,030,475
	Toyo Wharf & Warehouse Co., Ltd.	27,600	361,759
	Toyobo Co., Ltd.	543,977	6,903,097
	Toyoda Gosei Co., Ltd.	276,500	6,499,327
	Toyota Boshoku Corp.	385,300	7,772,889
	Toyota Industries Corp.	98,600	8,271,066
#	Toyota Motor Corp., Sponsored ADR	328,031	58,993,095
	Toyota Motor Corp.	2,411,895	216,529,019
	Toyota Tsusho Corp.	403,546	19,053,369
	TPR Co., Ltd.	145,300	2,035,462
#	Traders Holdings Co., Ltd.	57,919	178,383
	Trancom Co., Ltd.	44,000	3,433,409
	Trans Genic, Inc.	15,000	72,685
#	Transaction Co., Ltd.	39,600	459,375
	Transcosmos, Inc.	16,900	479,524
	Trend Micro, Inc., Sponsored ADR	3,540	185,567
	Trend Micro, Inc.	170,000	8,850,727
	Tri Chemical Laboratories, Inc.	92,400	2,561,375
	Trinity Industrial Corp.	7,900	63,060
	Trusco Nakayama Corp.	137,022	3,622,015
	TS Tech Co., Ltd.	429,000	6,382,362
*	TSI Holdings Co., Ltd.	287,890	890,180
	Tsubaki Nakashima Co., Ltd.	182,800	2,755,629
	Tsubakimoto Chain Co.	134,700	4,102,052
	Tsubakimoto Kogyo Co., Ltd.	17,400	562,401
*	Tsudakoma Corp.	17,999	142,248
	Tsugami Corp.	319,600	4,528,201
*	Tsukada Global Holdings, Inc.	83,700	231,827
	Tsukamoto Corp. Co., Ltd.	3,700	49,579
	Tsukishima Kikai Co., Ltd.	121,400	1,287,875
#	Tsukuba Bank, Ltd.	614,800	948,283
	Tsumura & Co.	116,700	3,681,180
	Tsuruha Holdings, Inc.	43,400	5,124,015
	Tsurumi Manufacturing Co., Ltd.	76,800	1,249,921
	Tsutsumi Jewelry Co., Ltd.	43,300	945,609
	Tsuzuki Denki Co., Ltd.	12,400	179,538
	TV Asahi Holdings Corp.	123,200	1,914,911
	Tv Tokyo Holdings Corp.	65,700	1,235,548
	TYK Corp.	105,800	306,813
*	UACJ Corp.	213,814	5,643,584
	Ube Industries, Ltd.	733,065	14,723,247
#	Ubicom Holdings, Inc.	8,300	260,397
	Uchida Yoko Co., Ltd.	33,500	1,543,435
	Ulvac, Inc.	162,900	7,932,405
	Unicharm Corp.	106,800	4,286,667
	Uniden Holdings Corp.	31,000	771,269

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Union Tool Co.	22,900	$845,500
	Unipres Corp.	225,900	2,040,307
*	United Arrows, Ltd.	78,500	1,364,584
	United Super Markets Holdings, Inc.	273,200	2,672,596
	UNITED, Inc.	58,500	902,940
*	Unitika, Ltd.	337,500	1,034,359
*	Universal Entertainment Corp.	90,000	1,943,165
	UPR Corp.	1,400	32,361
	Urbanet Corp. Co., Ltd.	127,800	348,821
	Usen-Next Holdings Co., Ltd.	33,500	738,844
	Ushio, Inc.	448,700	8,040,274
	USS Co., Ltd.	236,500	4,116,976
	UT Group Co., Ltd.	109,200	3,427,241
	Utoc Corp.	49,200	231,591
*	Uzabase, Inc.	12,800	268,687
	V Technology Co., Ltd.	35,000	1,534,326
	Valor Holdings Co., Ltd.	261,200	5,547,031
	Valqua, Ltd.	78,700	1,537,162
	Value HR Co., Ltd.	33,400	501,012
	ValueCommerce Co., Ltd.	74,800	2,595,774
#	V-Cube, Inc.	54,600	1,169,208
	Vector, Inc.	111,300	1,052,068
	Vertex Corp.	35,560	989,698
*	Village Vanguard Co., Ltd.	21,700	208,130
	VINX Corp.	13,500	112,020
*	VisasQ, Inc.	1,000	32,824
	Vital KSK Holdings, Inc.	250,385	1,692,641
	VT Holdings Co., Ltd.	612,200	2,733,504
	Wacoal Holdings Corp.	218,900	4,985,705
	Wacom Co., Ltd.	277,500	1,607,926
	Waida Manufacturing Co., Ltd.	7,600	97,384
	Wakachiku Construction Co., Ltd.	63,200	998,948
#*	Wakamoto Pharmaceutical Co., Ltd.	9,000	25,655
	Wakita & Co., Ltd.	178,400	1,669,269
	Warabeya Nichiyo Holdings Co., Ltd.	88,100	1,873,081
#	Waseda Academy Co., Ltd.	13,000	108,779
	Watahan & Co., Ltd.	96,000	1,092,180
	Watts Co., Ltd.	35,100	295,213
	Wavelock Holdings Co., Ltd.	19,300	121,356
	WDB Holdings Co., Ltd.	35,600	984,685
	Weathernews, Inc.	9,400	465,284
	Welbe, Inc.	20,500	243,914
	Welcia Holdings Co., Ltd.	120,688	4,108,182
	Wellnet Corp.	5,200	23,733
#	West Holdings Corp.	163,006	7,328,543
	West Japan Railway Co.	122,600	6,661,154
	Will Group, Inc.	100,000	878,914
	WIN-Partners Co., Ltd.	41,000	372,787
	Wood One Co., Ltd.	31,800	347,889
#	Workman Co., Ltd.	30,900	2,131,900
*	World Co., Ltd.	68,900	843,256
	World Holdings Co., Ltd.	48,200	1,401,253
	Wowow, Inc.	29,300	636,541
	Xebio Holdings Co., Ltd.	129,500	1,187,358
	YAC Holdings Co., Ltd.	46,600	509,893
	Yachiyo Industry Co., Ltd.	34,900	188,632
	Yahagi Construction Co., Ltd.	135,200	870,100
	Yaizu Suisankagaku Industry Co., Ltd.	14,700	128,202
	Yakult Honsha Co., Ltd.	42,200	2,493,807

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	YAKUODO Holdings Co., Ltd.	42,500	$895,634
	YAMABIKO Corp.	180,440	2,065,779
	YAMADA Consulting Group Co., Ltd.	26,900	288,075
	Yamada Holdings Co., Ltd.	1,455,172	6,874,886
	Yamae Hisano Co., Ltd.	3,800	38,311
	Yamagata Bank, Ltd. (The)	128,399	993,688
	Yamaguchi Financial Group, Inc.	787,500	4,527,235
	Yamaha Corp.	63,600	3,524,330
	Yamaha Motor Co., Ltd.	841,500	21,071,739
	Yamaichi Electronics Co., Ltd.	130,600	1,942,172
	YA-MAN, Ltd.	116,600	1,314,896
	Yamanashi Chuo Bank, Ltd. (The)	136,500	1,019,038
	Yamashina Corp.	175,300	123,429
	Yamatane Corp.	54,500	778,122
	Yamato Corp.	77,600	556,571
	Yamato Holdings Co., Ltd.	470,800	13,568,514
	Yamato Kogyo Co., Ltd.	209,200	7,113,863
	Yamaura Corp.	24,100	198,455
	Yamaya Corp.	22,210	470,454
#	Yamazaki Baking Co., Ltd.	356,100	4,889,254
	Yamazen Corp.	223,900	2,112,957
	Yaoko Co., Ltd.	97,600	5,889,673
	Yashima Denki Co., Ltd.	39,900	351,378
	Yaskawa Electric Corp.	76,000	3,763,269
	Yasuda Logistics Corp.	75,700	657,742
#	Yasunaga Corp.	57,400	587,301
	YE DIGITAL Corp.	15,500	78,307
	Yellow Hat, Ltd.	150,200	2,895,022
	Yodogawa Steel Works, Ltd.	107,200	2,312,927
	Yokogawa Bridge Holdings Corp.	140,100	2,820,802
	Yokogawa Electric Corp.	545,800	8,396,687
	Yokohama Reito Co., Ltd.	257,500	2,089,747
	Yokohama Rubber Co., Ltd. (The)	668,800	13,354,896
	Yokowo Co., Ltd.	77,900	1,898,496
	Yomeishu Seizo Co., Ltd.	21,100	349,100
	Yondenko Corp.	9,180	247,916
	Yondoshi Holdings, Inc.	68,200	1,127,343
	Yorozu Corp.	106,700	1,190,634
*	Yoshimura Food Holdings KK	4,900	34,621
	Yotai Refractories Co., Ltd.	104,900	1,196,281
	Yuasa Funashoku Co., Ltd.	2,900	80,336
	Yuasa Trading Co., Ltd.	74,100	2,117,599
	Yuken Kogyo Co., Ltd.	13,300	213,064
	Yurtec Corp.	212,300	1,392,151
	Yushin Precision Equipment Co., Ltd.	21,600	170,090
	Yushiro Chemical Industry Co., Ltd.	42,100	454,324
	Yutaka Foods Corp.	4,000	69,330
	Yutaka Giken Co., Ltd.	1,000	18,425
	Z Holdings Corp.	1,061,100	5,310,995
	Zaoh Co., Ltd.	18,400	263,237
	Zenitaka Corp. (The)	11,800	433,219
	Zenkoku Hosho Co., Ltd.	172,600	7,831,017
	Zenrin Co., Ltd.	156,750	1,550,860
	Zensho Holdings Co., Ltd.	314,597	7,981,420
	Zeon Corp.	632,300	8,639,283
	ZERIA Pharmaceutical Co., Ltd.	4,100	77,686
	ZOZO, Inc.	306,900	10,452,615
	Zuiko Corp.	49,800	446,732
TOTAL JAPAN			7,525,640,301

International Core Equity Portfolio
CONTINUED
		Shares	Value»
LUXEMBOURG — (0.0%)
	B&S Group Sarl	11,308	$112,414
NETHERLANDS — (4.2%)
	Aalberts NV	590,260	35,984,059
*	ABN AMRO Bank NV	1,311,604	15,288,866
*	Accell Group NV	151,895	7,522,204
*	Adyen NV	5,724	15,512,321
#	Aegon NV	4,548,474	19,365,577
#	Aegon NV	538,036	2,265,132
	Akzo Nobel NV	436,938	53,973,710
#	AMG Advanced Metallurgical Group NV	103,859	3,248,505
	Amsterdam Commodities NV	95,850	2,736,341
	APERAM SA	253,190	15,867,698
	Arcadis NV	386,190	17,102,628
#	ArcelorMittal SA	841,501	29,654,503
	ASM International NV	168,914	59,949,268
	ASML Holding NV	109,259	83,515,802
	ASML Holding NV	180,590	138,465,577
	ASR Nederland NV	573,246	23,558,460
#*	Basic-Fit NV	99,567	4,602,118
	BE Semiconductor Industries NV	534,542	46,910,637
*	Beter Bed Holding NV	55,202	410,087
	Boskalis Westminster	414,803	13,053,472
	Brunel International NV	84,777	1,122,686
	Coca-Cola European Partners P.L.C.	172,173	10,651,025
	Corbion NV	371,889	20,358,883
	Euronext NV	346,613	38,559,367
#	Flow Traders	226,794	9,223,426
	ForFarmers NV	131,430	746,186
#*	Fugro NV	283,463	2,679,639
*	GrandVision NV	218,386	7,349,794
	Heijmans NV	134,001	1,994,338
#	Heineken NV	280,727	32,691,142
	IMCD NV	117,883	20,424,650
#	ING Groep NV, Sponsored ADR	446,135	5,710,528
	ING Groep NV	2,521,492	32,352,489
*	Intertrust NV	85,471	1,411,144
*	Just Eat Takeaway.com NV	6,519	578,892
#*	Just Eat Takeaway.com NV	65,259	5,778,371
	Kendrion NV	87,401	2,322,035
	Koninklijke Ahold Delhaize NV, Sponsored ADR	13,329	414,532
	Koninklijke Ahold Delhaize NV	3,769,401	117,171,211
*	Koninklijke BAM Groep NV	1,574,015	4,449,983
#	Koninklijke DSM NV	206,996	41,726,528
#	Koninklijke KPN NV	12,994,401	42,639,454
#	Koninklijke Philips NV	43,102	1,987,409
#	Koninklijke Philips NV	509,966	23,478,835
#	Koninklijke Vopak NV	342,700	14,510,787
	Nedap NV	23,644	1,769,587
#	NN Group NV	617,655	30,707,559
*	OCI NV	313,760	7,611,485
	Ordina NV	506,759	2,164,602
	PostNL NV	1,847,578	9,998,324
	Prosus NV	179,531	16,017,466
	Randstad NV	458,324	33,251,672
#	SBM Offshore NV	807,065	11,715,611
	Signify NV	697,082	39,049,659
*	Sligro Food Group NV	145,015	4,209,027
#	SNS NV	262,485	0
	Stellantis NV	5,866,422	112,642,513

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Stellantis NV	2,929,812	$56,183,577
	Stellantis NV	1,016,511	19,486,516
#	TKH Group NV	233,298	12,403,038
*	TomTom NV	337,664	2,836,136
	Van Lanschot Kempen NV	78,743	2,022,247
	Wolters Kluwer NV	585,752	66,777,686
TOTAL NETHERLANDS			1,458,167,004
NEW ZEALAND — (0.4%)
#*	a2 Milk Co., Ltd. (The)	1,472,795	6,403,514
*	Air New Zealand, Ltd.	4,509,612	4,714,442
	Arvida Group, Ltd.	175,931	252,353
*	Auckland International Airport, Ltd.	821,208	4,143,283
	Chorus, Ltd.	2,052,557	8,810,443
	Chorus, Ltd., ADR	10,487	221,380
#*	Comvita, Ltd.	26,297	59,942
	Contact Energy, Ltd.	806,589	4,584,723
	EBOS Group, Ltd.	322,374	6,973,459
#*	Eroad, Ltd.	30,986	142,719
	Fisher & Paykel Healthcare Corp., Ltd.	810,394	17,838,294
	Fletcher Building, Ltd.	1,617,805	8,614,333
	Fletcher Building, Ltd.	94,146	497,915
#	Fonterra Co-operative Group, Ltd.	174,954	455,816
	Freightways, Ltd.	480,458	4,284,600
#	Genesis Energy, Ltd.	1,333,272	3,188,985
#*	Gentrack Group, Ltd.	111,983	165,328
	Hallenstein Glasson Holdings, Ltd.	87,955	443,267
	Heartland Group Holdings, Ltd.	1,645,385	2,350,604
	Infratil, Ltd.	1,791,320	9,124,861
	Investore Property, Ltd.	9,536	13,499
	Kathmandu Holdings, Ltd.	881,360	840,647
	Mainfreight, Ltd.	299,162	17,102,226
#	Mercury NZ, Ltd.	559,819	2,575,753
	Meridian Energy, Ltd.	591,256	2,149,744
#	Napier Port Holdings, Ltd.	15,243	34,228
#*	New Zealand Refining Co., Ltd. (The)	797,237	460,455
#*	NZME, Ltd.	1,016,313	687,926
	NZX, Ltd.	500,935	670,117
	Oceania Healthcare, Ltd.	633,920	658,010
*	Pacific Edge, Ltd.	89,606	77,430
	PGG Wrightson, Ltd.	15,190	36,402
#	Port of Tauranga, Ltd.	493,999	2,457,166
#*	Pushpay Holdings, Ltd.	402,200	476,888
*	Rakon, Ltd.	23,312	14,636
*	Restaurant Brands New Zealand, Ltd.	104,488	1,165,757
	Ryman Healthcare, Ltd.	357,096	3,279,899
#*	Sanford, Ltd.	65,818	228,781
	Scales Corp., Ltd.	277,598	882,379
#*	Serko, Ltd.	20,184	100,375
	Skellerup Holdings, Ltd.	462,083	1,641,905
*	SKY Network Television, Ltd.	12,524,127	1,439,054
*	SKYCITY Entertainment Group, Ltd.	2,889,583	6,484,113
	Spark New Zealand, Ltd.	3,632,510	11,990,071
	Steel & Tube Holdings, Ltd.	731,601	586,976
	Summerset Group Holdings, Ltd.	1,115,337	10,033,636
*	Synlait Milk, Ltd.	148,215	385,517
#*	Tourism Holdings, Ltd.	721,857	1,183,945
	TOWER, Ltd.	1,378,761	676,433
#	Trustpower, Ltd.	141,110	772,645

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Turners Automotive Group, Ltd.	5,069	$15,191
	Vector, Ltd.	418,712	1,188,057
*	Vista Group International, Ltd.	277,130	450,038
	Warehouse Group, Ltd. (The)	300,674	720,767
#	Z Energy, Ltd.	1,694,807	3,482,253
TOTAL NEW ZEALAND			158,233,180
NORWAY — (0.9%)
	2020 Bulkers, Ltd.	25,265	323,943
	ABG Sundal Collier Holding ASA	2,153,116	2,395,160
*	Adevinta ASA	9,367	180,103
	AF Gruppen ASA	46,427	981,379
#*	Akastor ASA	705,716	463,541
	Aker ASA, Class A	22,982	1,762,035
#	Aker BP ASA	318,898	8,590,727
#*	Aker Solutions ASA	1,099,425	2,091,201
	American Shipping Co. ASA	252,155	879,177
#*	Archer, Ltd.	322,252	159,344
#*	ArcticZymes Technologies ASA	15,344	184,820
*	Asetek A.S.	11,047	135,455
	Atea ASA	375,218	7,148,997
#*	Atlantic Sapphire ASA	3,477	30,452
	Austevoll Seafood ASA	399,809	5,040,499
#	Avance Gas Holding, Ltd.	305,881	1,297,412
#*	Axactor SE	795,078	834,616
*	B2Holding ASA	700,821	715,357
	Bakkafrost P/F	32,862	2,792,690
	Bank Norwegian ASA	559,086	6,549,428
	Bonheur ASA	96,470	3,077,073
	Borregaard ASA	499,645	12,997,731
	Bouvet ASA	3,560	23,346
*	BW Energy, Ltd.	225,752	681,794
	BW LPG, Ltd.	588,577	3,399,438
	BW Offshore, Ltd.	647,507	2,196,483
*	Crayon Group Holding ASA	30,284	524,489
	DNB Bank ASA	929,270	19,028,125
#*	DNO ASA	2,693,036	2,549,722
	Entra ASA	159,735	3,890,985
	Equinor ASA	1,582,273	30,821,390
#	Equinor ASA, Sponsored ADR	567,569	11,101,650
	Europris ASA	551,975	3,714,089
#	Fjordkraft Holding ASA	22,615	128,690
	FLEX LNG, Ltd.	137,680	1,859,520
#	Frontline, Ltd.	469,150	3,765,265
	Gjensidige Forsikring ASA	103,210	2,361,765
*	Golar LNG, Ltd.	19,800	220,968
	Golden Ocean Group, Ltd.	355,632	3,504,179
#*	Grieg Seafood ASA	267,372	2,576,758
*	Hexagon Composites ASA	222,565	824,867
	Hunter Group ASA	161,300	53,806
#*	IDEX Biometrics ASA	335,981	86,545
	Itera ASA	52,344	88,376
	Kid ASA	32,668	427,366
	Kitron ASA	224,105	492,395
	Komplett Bank ASA	67,949	65,853
#*	Kongsberg Automotive ASA	3,826,671	1,204,041
	Kongsberg Gruppen ASA	133,549	3,824,971
	Leroy Seafood Group ASA	287,244	2,616,959
*	Magnora ASA	10,205	18,837

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Medistim ASA	321	$11,461
#	Mowi ASA	320,775	8,173,267
#*	MPC Container Ships A/S	307,243	796,355
*	Nekkar ASA	29,366	29,968
#*	NEL ASA	1,897,216	3,623,274
#*	Nordic Nanovector ASA	96,033	233,527
*	Nordic Semiconductor ASA	114,609	3,752,853
	Norsk Hydro ASA	2,263,338	15,057,972
	Norske Skog ASA	102,711	353,911
	Norway Royal Salmon ASA	68,227	1,622,305
*	Norwegian Energy Co. ASA	1,458	23,822
#	Ocean Yield ASA	335,038	1,119,458
*	Odfjell Drilling, Ltd.	458,709	1,049,829
*	Odfjell SE, Class A	47,975	171,674
	Okeanis Eco Tankers Corp.	20,086	177,303
*	Olav Thon Eiendomsselskap ASA	22,385	485,570
	Orkla ASA	365,420	3,318,891
*	Otello Corp. ASA	423,911	1,604,494
*	Panoro Energy ASA	73,890	176,857
	Pareto Bank ASA	14,128	87,795
#*	PGS ASA	2,033,006	995,812
#*	poLight ASA	1,753	25,970
	Protector Forsikring ASA	213,205	2,189,248
#*	REC Silicon ASA	1,662,567	3,263,775
	Salmar ASA	75,927	5,036,373
*	SATS ASA	40,527	96,233
	Sbanken ASA	66,959	815,403
#	Scatec ASA	181,914	3,908,496
#	Schibsted ASA, Class A	16,572	878,374
	Schibsted ASA, Class B	34,027	1,573,904
*	Self Storage Group ASA	2,994	9,513
	Selvaag Bolig ASA	187,665	1,242,449
	Sparebank 1 Oestlandet	9,074	126,085
	SpareBank 1 Sorost-Norge	1,122	6,123
	SpareBank 1 SR-Bank ASA	583,757	7,641,824
	Stolt-Nielsen, Ltd.	126,582	1,725,911
	Storebrand ASA	1,433,547	12,308,493
	Subsea 7 SA	866,666	6,938,650
	Telenor ASA	526,041	9,133,198
#	TGS ASA	467,937	5,353,660
#*	Thin Film Electronics ASA	134,431	10,007
	Tomra Systems ASA	327,758	18,940,215
	Treasure ASA	264,434	495,198
*	Ultimovacs ASA	4,410	38,725
	Veidekke ASA	304,028	3,915,888
*	Vow ASA	20,601	85,920
*	Vow Green Metals A.S.	20,601	15,856
*	Wallenius Wilhelmsen ASA	287,819	908,453
	Wilh Wilhelmsen Holding ASA, Class A	48,941	985,553
*	XXL ASA	368,649	806,375
	Yara International ASA	256,064	13,496,244
TOTAL NORWAY			305,522,326
PORTUGAL — (0.2%)
#	Altri SGPS SA	501,595	3,029,895
*	Banco Comercial Portugues SA, Class R	38,201,516	5,437,485
	Banco Espirito Santo SA	3,375,184	0
	CTT-Correios de Portugal SA	546,469	2,843,147
#	EDP - Energias de Portugal SA	1,768,729	9,174,343

International Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	EDP - Energias de Portugal SA, Sponsored ADR	7,202	$376,016
	EDP Renovaveis SA	224,680	5,275,827
	Galp Energia SGPS SA	1,682,559	16,407,837
*	Greenvolt-Energias Renovaveis SA	9,120	51,442
	Jeronimo Martins SGPS SA	640,853	13,062,561
*	Mota-Engil SGPS SA	644,243	955,057
#	Navigator Co. SA (The)	1,158,556	4,172,536
	NOS SGPS SA	1,575,603	5,841,652
#*	Novabase SGPS SA	12,258	67,627
	REN - Redes Energeticas Nacionais SGPS SA	1,006,275	2,807,899
	Sonae SGPS SA	6,028,034	5,950,863
TOTAL PORTUGAL			75,454,187
SINGAPORE — (0.8%)
*	Abterra, Ltd.	189,000	1,018
	Accordia Golf Trust	1,937,600	30,459
	AEM Holdings, Ltd.	954,600	2,753,946
	Amara Holdings, Ltd.	248,000	67,819
	Ascendas India Trust	1,847,000	1,976,960
#	Avarga, Ltd.	1,400,400	310,498
*	Banyan Tree Holdings, Ltd.	733,700	165,613
#*	Best World International, Ltd.	1,252,500	233,685
	Bonvests Holdings, Ltd.	51,600	35,147
#	Boustead Projects, Ltd.	147,404	142,145
	Boustead Singapore, Ltd.	1,206,267	1,059,040
	Bukit Sembawang Estates, Ltd.	660,300	2,675,768
	Bund Center Investment, Ltd.	316,000	125,596
	CapitaLand, Ltd.	1,581,600	4,698,879
#*	Centurion Corp., Ltd.	1,091,800	273,846
	China Aviation Oil Singapore Corp., Ltd.	1,190,400	887,145
#	China Sunsine Chemical Holdings, Ltd.	3,162,900	1,187,980
#	Chip Eng Seng Corp., Ltd.	2,465,400	810,069
	City Developments, Ltd.	718,900	3,626,491
#	Civmec, Ltd.	303,700	161,159
	ComfortDelGro Corp., Ltd.	5,360,269	6,218,513
*	COSCO Shipping International Singapore Co., Ltd.	1,925,000	418,984
*	Creative Technology, Ltd.	27,000	49,360
#	CSE Global, Ltd.	1,460,500	554,740
	Dairy Farm International Holdings, Ltd.	363,900	1,367,506
	DBS Group Holdings, Ltd.	1,206,734	27,002,297
#	Del Monte Pacific, Ltd.	1,944,482	587,478
#	Delfi, Ltd.	350,900	219,001
	DMX Technologies Group, Ltd.	256,000	0
#*	Ezion Holdings, Ltd.	4,315,348	25,797
#*	Ezra Holdings, Ltd.	3,719,565	5,655
	Far East Orchard, Ltd.	818,736	681,878
#	First Resources, Ltd.	2,627,600	2,634,182
	Food Empire Holdings, Ltd.	941,600	583,053
#*	Fragrance Group, Ltd.	1,448,000	146,743
	Frasers Property, Ltd.	1,089,100	908,357
	Frencken Group, Ltd.	1,531,700	2,149,591
	Fu Yu Corp., Ltd.	2,511,800	546,506
*	Gallant Venture, Ltd.	2,485,000	235,440
	Genting Singapore, Ltd.	2,399,700	1,431,898
#	Geo Energy Resources, Ltd.	3,320,700	623,739
	GK Goh Holdings, Ltd.	14,200	10,201
	Golden Agri-Resources, Ltd.	26,552,969	4,496,534
#*	Golden Energy & Resources, Ltd.	673,700	191,300
*	GP Industries, Ltd.	174,000	71,368

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Great Eastern Holdings, Ltd.	61,800	$985,789
	GSH Corp., Ltd.	52,560	6,769
	GuocoLand, Ltd.	1,076,521	1,270,684
	Hafnia, Ltd.	91,989	177,466
#*	Halcyon Agri Corp., Ltd.	865,546	162,460
	Hanwell Holdings, Ltd.	152,500	47,793
	Haw Par Corp., Ltd.	161,600	1,596,276
	Hiap Hoe, Ltd.	128,000	61,641
	Ho Bee Land, Ltd.	1,003,800	2,066,883
#	Hong Fok Corp., Ltd.	2,144,488	1,274,288
#	Hong Leong Asia, Ltd.	2,852,000	1,872,425
	Hong Leong Finance, Ltd.	27,300	48,980
	Hongkong Land Holdings, Ltd.	1,171,900	5,316,882
	Hotel Grand Central, Ltd.	183,373	141,955
	Hour Glass, Ltd. (The)	323,500	367,027
	Hutchison Port Holdings Trust	25,329,100	5,943,904
	Hwa Hong Corp., Ltd.	280,000	60,097
#*	Hyflux, Ltd.	2,064,700	126,477
	iFAST Corp., Ltd.	388,900	2,298,044
	IGG, Inc.	4,125,000	4,689,211
#*	Indofood Agri Resources, Ltd.	10,819,700	2,549,056
	InnoTek, Ltd.	346,800	230,071
#	Japfa, Ltd.	3,243,580	1,831,699
	Jardine Cycle & Carriage, Ltd.	320,497	4,848,740
	Jurong Technologies Industrial Corp., Ltd.	213,200	0
#	k1 Ventures, Ltd.	657,240	0
	Keppel Corp., Ltd.	2,171,200	8,777,697
	Keppel Infrastructure Trust	7,820,050	3,177,788
	KSH Holdings, Ltd.	555,650	149,593
#	Low Keng Huat Singapore, Ltd.	293,000	99,832
*	Mandarin Oriental International, Ltd.	172,100	342,192
#	Metro Holdings, Ltd.	1,666,200	975,570
	Mewah International, Inc.	47,900	14,439
#*	Midas Holdings, Ltd.	4,664,147	123,923
#*	mm2 Asia, Ltd.	2,636,000	132,682
	NetLink NBN Trust	2,006,900	1,443,703
	NSL, Ltd.	75,000	44,317
*	Oceanus Group, Ltd.	1,015,400	26,135
#	Olam International, Ltd.	2,111,975	2,053,366
	OUE, Ltd.	1,587,100	1,463,819
	Oversea-Chinese Banking Corp., Ltd.	2,167,968	19,614,113
#	Oxley Holdings, Ltd.	5,796,366	984,341
	Pan-United Corp., Ltd.	335,000	79,399
	Propnex, Ltd.	79,700	112,897
#	Q&M Dental Group Singapore, Ltd.	388,700	237,937
	QAF, Ltd.	1,193,765	868,362
#*	Raffles Education Corp., Ltd.	13,571,227	1,002,365
	Raffles Medical Group, Ltd.	1,761,363	1,872,848
#	Riverstone Holdings, Ltd.	1,451,200	1,298,240
#*	SATS, Ltd.	700,892	2,072,664
	SBS Transit, Ltd.	59,400	131,452
	Sembcorp Industries, Ltd.	5,898,800	9,099,189
#*	Sembcorp Marine, Ltd.	35,745,806	3,029,430
	Sheng Siong Group, Ltd.	2,695,300	3,124,141
#*	SHS Holdings, Ltd.	948,600	109,066
#*	SIA Engineering Co., Ltd.	245,300	381,755
#	SIIC Environment Holdings, Ltd.	4,544,580	645,629
#	Sinarmas Land, Ltd.	4,839,200	1,014,544
	Sing Holdings, Ltd.	392,300	110,100

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*	Singapore Airlines, Ltd.	1,930,900	$7,238,972
	Singapore Exchange, Ltd.	1,174,700	10,278,604
	Singapore Land Group, Ltd.	542,123	1,077,954
	Singapore Post, Ltd.	4,597,616	2,172,516
	Singapore Press Holdings, Ltd.	6,080,900	8,437,136
	Singapore Shipping Corp., Ltd.	137,000	27,824
#	Singapore Technologies Engineering, Ltd.	2,281,400	6,737,383
#	Singapore Telecommunications, Ltd.	5,059,750	8,480,581
	Stamford Land Corp., Ltd.	1,324,900	513,436
#	StarHub, Ltd.	2,431,810	2,172,494
	Straits Trading Co., Ltd.	130,200	271,887
#*	Swiber Holdings, Ltd.	1,301,500	19,595
#*	Thomson Medical Group, Ltd.	1,811,600	114,977
	Tiong Woon Corp. Holding, Ltd.	160,750	62,175
#	Tuan Sing Holdings, Ltd.	3,433,518	1,331,907
#	UMS Holdings, Ltd.	2,151,287	2,557,457
	United Overseas Bank, Ltd.	881,189	17,036,539
	United Overseas Insurance, Ltd.	1,900	9,877
	UOB-Kay Hian Holdings, Ltd.	992,909	1,151,025
#	UOL Group, Ltd.	1,100,588	5,915,188
	Venture Corp., Ltd.	888,900	12,468,465
	Vicom, Ltd.	9,600	14,452
	Wee Hur Holdings, Ltd.	917,300	142,234
	Wilmar International, Ltd.	2,075,200	6,645,938
	Wing Tai Holdings, Ltd.	2,219,524	2,997,570
	XP Power, Ltd.	14,854	1,061,158
	Yangzijiang Shipbuilding Holdings, Ltd.	9,049,300	9,157,234
	Yeo Hiap Seng, Ltd.	64,554	42,850
TOTAL SINGAPORE			283,108,957
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	66,979	207,523
SPAIN — (1.9%)
	Acciona SA	186,892	28,653,018
	Acerinox SA	869,321	11,620,931
#	ACS Actividades de Construccion y Servicios SA	643,322	16,921,489
#*	Adveo Group International SA	60,568	0
	Aedas Homes SA	11,362	344,272
*	Aena SME SA	37,853	6,027,967
	Alantra Partners SA	1,298	24,412
	Almirall SA	326,704	5,183,774
*	Amadeus IT Group SA	119,478	7,835,460
#*	Amper SA	3,841,033	784,420
	Applus Services SA	637,660	6,138,741
#*	Atresmedia Corp. de Medios de Comunicacion SA	507,060	2,096,289
	Azkoyen SA	55,415	393,226
	Banco Bilbao Vizcaya Argentaria SA	4,562,702	29,208,038
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	671,340	4,276,436
*	Banco de Sabadell SA	28,428,319	19,764,759
	Banco Santander SA	16,662,119	61,035,885
	Banco Santander SA, Sponsored ADR	435,562	1,598,513
	Bankinter SA	1,190,116	6,501,696
	Befesa SA	52,871	4,151,222
	CaixaBank SA	6,163,738	18,305,737
#*	Caja de Ahorros del Mediterraneo	21,176	0
	Cellnex Telecom SA	180,517	11,772,705
	Cia de Distribucion Integral Logista Holdings SA	254,164	5,478,750
#	CIE Automotive SA	310,423	9,254,375

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Construcciones y Auxiliar de Ferrocarriles SA	73,151	$3,103,205
*	Deoleo SA	34,183	14,316
#*	Distribuidora Internacional de Alimentacion SA	228,156	6,903
	Distribuidora Internacional de Alimentacion SA	1,755,000	53,088
#*	Duro Felguera SA	57,344	53,763
	Ebro Foods SA	191,338	3,882,648
#*	eDreams ODIGEO SA	208,893	1,729,228
	Elecnor SA	56,818	694,449
#	Enagas SA	1,085,299	24,926,618
*	Ence Energia y Celulosa SA	799,512	2,471,292
	Endesa SA	605,081	14,697,786
*	Ercros SA	711,393	2,956,455
	Euskaltel SA	429,723	5,598,062
	Faes Farma SA	1,339,541	5,228,387
	Ferrovial SA	124,847	3,704,848
	Fluidra SA	170,867	6,926,725
	Fomento de Construcciones y Contratas SA	76,969	881,452
*	Gestamp Automocion SA	564,131	2,758,695
	Global Dominion Access SA	496,169	2,650,060
#	Grifols SA	218,420	5,554,817
	Grupo Catalana Occidente SA	129,266	4,839,387
	Grupo Empresarial San Jose SA	85,660	494,394
#*	Grupo Ezentis SA	788,396	303,345
	Iberdrola SA	8,431,582	101,474,792
	Iberpapel Gestion SA	6,469	143,210
#*	Indra Sistemas SA	760,474	7,961,005
	Industria de Diseno Textil SA	682,305	23,141,304
	Laboratorios Farmaceuticos Rovi SA	34,511	2,436,106
	Liberbank SA	8,353,499	2,807,235
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,190,116	2,399,336
	Mapfre SA	3,950,123	8,137,771
*	Mediaset Espana Comunicacion SA	1,212,258	7,226,218
*	Melia Hotels International SA	433,190	2,988,954
	Metrovacesa SA	35,080	292,013
	Miquel y Costas & Miquel SA	121,816	2,367,589
#	Naturgy Energy Group SA	773,757	19,970,681
	Neinor Homes SA	5,524	80,398
#*	Obrascon Huarte Lain SA	964,769	698,967
*	Oryzon Genomics SA	8,551	35,115
	Pharma Mar SA	14,264	1,219,687
	Prim SA	5,935	94,346
*	Promotora de Informaciones SA, Class A	1,363,375	1,424,823
	Prosegur Cia de Seguridad SA	1,241,277	4,240,603
#*	Realia Business SA	722,094	636,464
	Red Electrica Corp. SA	743,271	14,723,272
	Repsol SA, Sponsored ADR	104,827	1,150,994
#	Repsol SA	2,140,507	23,444,782
	Sacyr SA	2,262,263	5,500,600
*	Siemens Gamesa Renewable Energy SA	84,093	2,345,256
*	Solaria Energia y Medio Ambiente SA	120,563	2,329,085
*	Solarpack Corp. Tecnologica SA	12,057	374,179
*	Talgo SA	291,387	1,491,132
#*	Tecnicas Reunidas SA	84,086	710,931
#	Telefonica SA, Sponsored ADR	274,294	1,259,009
	Telefonica SA	5,567,034	25,468,322
#*	Tubacex SA	319,287	567,991
	Unicaja Banco SA	1,174,989	1,080,433
	Vidrala SA	63,863	7,677,219
#	Viscofan SA	277,148	19,245,843

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Vocento SA	126,195	$170,750
	Zardoya Otis SA	640,423	4,340,012
TOTAL SPAIN			652,558,465
SWEDEN — (3.5%)
	AAK AB	131,564	3,136,413
	AcadeMedia AB	142,183	1,376,616
	Adapteo Oyj	216,372	4,154,845
	AddLife AB, Class B	131,394	4,383,185
	AddNode Group AB, Class B	4,718	204,542
	AddTech AB, Class B	790,340	16,445,010
	AFRY AB	301,028	10,258,569
	Alfa Laval AB	422,664	17,650,829
	Alimak Group AB	109,239	1,901,634
	Ambea AB	108,011	793,534
*	Annehem Fastigheter AB, Class B	225,311	930,636
*	AQ Group AB	1,383	50,903
*	Arise AB	42,095	205,041
	Arjo AB, Class B	693,317	8,757,826
	Assa Abloy AB, Class B	315,904	10,133,023
#	Atlas Copco AB, Class A	564,146	38,206,792
	Atlas Copco AB, Class B	327,827	18,639,698
	Atrium Ljungberg AB, Class B	117,423	2,874,529
*	Attendo AB	193,523	947,142
	Avanza Bank Holding AB	371,655	12,037,454
#	Axfood AB	271,797	7,356,646
*	Balco Group AB	2,854	37,452
	Beijer Alma AB	157,289	3,836,263
*	Beijer Electronics Group AB	9,204	54,008
	Beijer Ref AB, Class B	482,397	10,186,475
	Bergman & Beving AB	126,274	2,470,115
	Betsson AB, Class B	729,014	5,867,174
*	BHG Group AB	8,765	135,193
	Bilia AB, Class A	686,833	14,737,294
	BillerudKorsnas AB	577,185	12,485,831
	BioGaia AB, Class B	90,115	5,388,530
	Biotage AB	216,840	6,203,770
#	Bjorn Borg AB	73,618	296,707
	Boliden AB	861,218	33,563,356
	Bonava AB, Class B	411,273	4,398,796
*	Boozt AB	49,339	1,063,194
	Bravida Holding AB	212,214	3,283,481
	Bufab AB	126,094	4,879,834
	Bulten AB	90,673	967,586
	Bure Equity AB	304,205	16,412,345
	Byggmax Group AB	428,825	3,626,679
	Castellum AB	240,884	6,746,457
	Catella AB	25,564	88,218
	Catena AB	53,961	3,235,743
*	Catena Media P.L.C.	73,086	511,652
*	Cavotec SA	3,925	12,069
*	Clas Ohlson AB, Class B	201,145	2,063,235
	Cloetta AB, Class B	1,276,661	4,143,318
*	Collector AB	171,312	714,225
	Coor Service Management Holding AB	163,334	1,503,765
	Corem Property Group AB, Class B	2,111,269	5,362,580
	Dios Fastigheter AB	289,707	3,288,144
	Dometic Group AB	845,434	14,349,867
*	Doro AB	102,906	708,991

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Duni AB	147,066	$1,934,824
#	Dustin Group AB	265,651	3,083,131
	Eastnine AB	116,308	2,008,236
	Elanders AB, Class B	32,432	639,720
	Electrolux AB, Class B	644,335	16,922,395
*	Electrolux Professional AB, Class B	671,589	4,992,161
#	Elekta AB, Class B	454,631	6,635,570
*	Eltel AB	80,003	213,778
#*	Enea AB	48,523	1,338,535
	Epiroc AB, Class A	553,643	12,896,907
	Epiroc AB, Class B	327,620	6,582,366
	Essity AB, Class A	32,337	1,054,404
	Essity AB, Class B	703,919	23,030,625
#	Evolution Gaming Group AB	41,906	7,291,653
	eWork Group AB	24,860	296,240
	Fabege AB	198,564	3,438,570
	Fagerhult AB	230,933	2,125,825
#*	Fastighets AB Balder, Class B	82,921	5,722,255
	Fastighets AB Trianon	2,628	68,805
#	FastPartner AB, Class A	16,780	227,489
	FastPartner AB, Class D	1,256	12,185
	Ferronordic AB	26,886	723,299
#*	Fingerprint Cards AB, Class B	34,018	121,251
#	G5 Entertainment AB	11,726	612,851
	GARO AB	2,490	36,200
#	Getinge AB, Class B	453,990	19,729,057
	GHP Specialty Care AB	42,955	147,944
	Granges AB	598,211	7,906,556
#*	H & M Hennes & Mauritz AB, Class B	699,905	14,632,716
#*	Haldex AB	286,883	1,764,007
	Heba Fastighets AB, Class B	5,058	82,139
	Hexagon AB, Class B	301,287	4,987,384
	Hexatronic Group AB	2,623	53,346
	Hexpol AB	687,035	9,353,947
	HMS Networks AB	32,533	1,527,326
#*	Hoist Finance AB	391,804	1,516,692
	Holmen AB, Class B	183,383	9,653,672
	Hufvudstaden AB, Class A	156,396	2,858,679
*	Humana AB	77,725	595,751
	Husqvarna AB, Class A	104,942	1,472,753
#	Husqvarna AB, Class B	1,103,828	15,446,561
	ICA Gruppen AB	96,414	4,766,235
	Indutrade AB	618,570	20,176,736
	Instalco AB	23,945	1,289,471
#*	International Petroleum Corp.	370,264	1,795,525
#	Intrum AB	264,978	8,210,390
	INVISIO AB	1,877	38,856
	Inwido AB	294,078	5,449,827
#*	ITAB Shop Concept AB	23,230	48,170
	JM AB	390,280	13,772,021
*	John Mattson Fastighetsforetagen AB	3,077	61,823
	Karnov Group AB	2,005	11,997
*	Karo Pharma AB	8,050	51,146
	Kindred Group P.L.C.	841,467	13,773,576
	KNOW IT AB	133,891	4,695,639
	Kungsleden AB	511,554	6,906,536
	Lagercrantz Group AB, Class B	738,707	10,100,655
	LeoVegas AB	150,357	646,852
	Lifco AB, Class B	173,330	5,083,752

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Lime Technologies AB	1,004	$46,539
	Lindab International AB	400,781	11,696,876
	Loomis AB, Class B	547,033	18,342,017
	Lundin Energy AB	188,014	5,861,216
	Medicover AB, Class B	1,309	38,020
*	Mekonomen AB	218,864	3,500,631
	Midsona AB, Class B	6,397	53,335
*	Millicom International Cellular SA	458,303	18,289,244
	MIPS AB	54,559	5,761,478
*	Modern Times Group MTG AB, Class B	144,357	2,050,799
	Momentum Group AB, Class B	110,949	2,470,656
	Munters Group AB	8,952	82,053
	Mycronic AB	275,741	8,098,170
	NCAB Group AB	207	13,398
	NCC AB, Class B	74,734	1,327,986
*	Nederman Holding AB	7,656	188,332
*	Nelly Group AB	46,663	184,785
*	Net Insight AB, Class B	954,167	394,253
*	New Wave Group AB, Class B	290,905	4,661,138
	Nibe Industrier AB, Class B	489,404	5,848,367
	Nobia AB	654,068	5,361,224
	Nobina AB	766,322	7,066,110
	Nolato AB, Class B	1,295,940	14,385,166
*	Nordic Entertainment Group AB, Class B	134,121	7,162,193
	Nordic Waterproofing Holding AB	47,747	1,150,270
	NP3 Fastigheter AB	30,285	761,979
	Nyfosa AB	483,621	7,483,395
	OEM International AB, Class B	46,683	751,112
#*	Orexo AB	2,136	9,717
#*	Oscar Properties Holding AB	3,316,268	120,056
*	Pandox AB, Class B	299,503	5,011,474
	Peab AB, Class B	1,126,556	13,137,371
	Platzer Fastigheter Holding AB, Class B	45,437	848,863
	Prevas AB, Class B	4,005	43,091
#	Pricer AB, Class B	494,193	1,795,741
	Proact IT Group AB	112,563	1,054,044
#*	Qliro AB	46,662	194,204
#	Ratos AB, Class B	1,282,471	9,090,640
*	RaySearch Laboratories AB	113,444	1,116,116
*	Rejlers AB	2,119	38,253
	Resurs Holding AB	207,941	1,002,958
*	Rottneros AB	362,655	426,630
	Saab AB, Class B	218,819	6,639,584
	Sagax AB, Class B	122,766	4,307,796
	Samhallsbyggnadsbolaget i Norden AB	2,283,946	11,442,369
	Samhallsbyggnadsbolaget i Norden AB, Class D	27,383	97,437
	Sandvik AB	481,882	12,565,697
#*	SAS AB	17,949,852	4,372,880
	Scandi Standard AB	300,827	1,999,101
#*	Scandic Hotels Group AB	406,391	1,655,475
	Sectra AB, Class B	38,417	3,061,301
#	Securitas AB, Class B	857,664	15,123,556
	Semcon AB	52,453	789,428
*	Sensys Gatso Group AB	1,915,781	236,695
*	Sinch AB	31,380	632,800
	Sintercast AB	725	12,489
	Skandinaviska Enskilda Banken AB, Class A	1,258,074	17,015,375
	Skandinaviska Enskilda Banken AB, Class C	14,509	196,440
#	Skanska AB, Class B	954,024	26,931,767

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class A	30,426	$809,398
	SKF AB, Class B	949,184	25,254,608
*	SkiStar AB	230,124	4,299,972
*	SSAB AB, Class A	89,315	511,847
*	SSAB AB, Class A	659,461	3,766,030
*	SSAB AB, Class B	505,629	2,585,833
*	SSAB AB, Class B	1,187,463	6,070,117
*	Starbreeze AB	314,658	49,358
*	Stendorren Fastigheter AB	2,828	83,864
	Svenska Cellulosa AB SCA, Class A	44,437	837,192
#	Svenska Cellulosa AB SCA, Class B	1,043,735	19,413,616
	Svenska Handelsbanken AB, Class A	1,153,720	13,001,620
#	Svenska Handelsbanken AB, Class B	30,006	360,557
	Sweco AB, Class B	405,579	6,485,580
	Swedbank AB, Class A	713,179	13,888,176
	Swedish Match AB	2,142,950	19,190,047
#*	Swedish Orphan Biovitrum AB	296,979	5,803,937
*	Systemair AB	19,940	786,190
	Tele2 AB, Class B	1,601,163	23,519,498
	Telefonaktiebolaget LM Ericsson, Class A	37,602	437,786
	Telefonaktiebolaget LM Ericsson, Class B	3,764,580	43,421,324
	Telia Co. AB	3,940,793	17,285,529
	Tethys Oil AB	87,108	579,647
	TF Bank AB	2,631	58,117
	Thule Group AB	282,490	14,262,619
	Trelleborg AB, Class B	353,176	8,730,376
	Troax Group AB	105,631	3,823,956
	VBG Group AB, Class B	1,127	23,961
	Vitec Software Group AB, Class B	6,745	334,880
	Vitrolife AB	68,071	3,879,052
	Volati AB	3,393	60,126
#	Volvo AB, Class A	375,732	9,135,701
#	Volvo AB, Class B	2,990,796	70,528,228
	Wallenstam AB, Class B	262,703	4,411,285
	Wihlborgs Fastigheter AB	356,565	8,307,475
TOTAL SWEDEN			1,229,681,818
SWITZERLAND — (7.1%)
#	ABB, Ltd.	934,307	34,156,724
	Adecco Group AG	540,572	32,372,774
	Alcon, Inc.	232,942	16,958,148
	Alcon, Inc.	541,064	39,388,947
	Allreal Holding AG	77,704	16,069,456
	ALSO Holding AG	31,961	9,833,682
*	APG SGA SA	5,349	1,313,714
	Arbonia AG	250,748	4,760,664
*	Aryzta AG	4,506,042	5,998,261
*	Ascom Holding AG	138,369	2,373,020
*	Autoneum Holding AG	15,742	3,022,728
	Bachem Holding AG, Class B	8,364	5,537,829
	Baloise Holding AG	170,882	26,943,050
	Banque Cantonale de Geneve	3,975	732,754
	Banque Cantonale Vaudoise	117,607	10,499,006
	Barry Callebaut AG	6,494	16,462,625
	Belimo Holding AG	26,760	13,820,773
	Bell Food Group AG	7,582	2,332,516
	Bellevue Group AG	40,833	1,920,380
	Berner Kantonalbank AG	10,312	2,361,981
	BKW AG	56,401	6,213,046

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Bobst Group SA	59,558	$5,114,800
	Bossard Holding AG, Class A	38,059	12,328,202
	Bucher Industries AG	38,395	21,367,536
	Burckhardt Compression Holding AG	8,689	3,409,114
	Burkhalter Holding AG	18,566	1,309,615
	Bystronic AG	6,108	8,404,467
	Calida Holding AG	8,643	410,140
	Carlo Gavazzi Holding AG	899	258,515
	Cembra Money Bank AG	133,116	13,828,744
#	Chocoladefabriken Lindt & Spruengli AG	96	11,120,426
	Cicor Technologies, Ltd.	8,562	602,968
	Cie Financiere Richemont SA	367,175	46,987,086
	Cie Financiere Tradition SA	3,439	436,519
	Clariant AG	741,969	15,435,544
	Coltene Holding AG	20,543	2,743,178
	Comet Holding AG	3,403	1,114,292
*	COSMO Pharmaceuticals NV	3,617	339,392
	Credit Suisse Group AG	1,930,668	19,382,551
	Credit Suisse Group AG, Sponsored ADR	1,122,655	11,282,679
	Daetwyler Holding AG	19,849	7,205,831
	DKSH Holding AG	135,843	11,483,694
	dormakaba Holding AG	14,005	9,688,285
*	Dottikon Es Holding AG	2,031	650,165
*	Dufry AG	273,343	14,461,966
*	EDAG Engineering Group AG	14,603	193,984
	EFG International AG	553,150	4,493,757
	Emmi AG	9,354	10,299,841
#	EMS-Chemie Holding AG	11,533	12,785,018
	Energiedienst Holding AG	9,774	414,908
#*	Evolva Holding SA	883,470	177,415
*	Feintool International Holding AG	11,244	801,651
	Fenix Outdoor International AG	5,284	782,656
*	Flughafen Zurich AG	108,701	17,466,877
	Forbo Holding AG	5,178	11,082,728
	Fundamenta Real Estate AG	1,508	32,870
	Galenica AG	46,764	3,549,996
*	GAM Holding AG	1,095,054	2,369,018
	Geberit AG	59,452	48,814,711
	Georg Fischer AG	24,940	40,364,355
#	Givaudan SA	5,241	26,159,103
	Gurit Holding AG	2,418	5,471,419
	Helvetia Holding AG	194,007	21,100,988
	Hiag Immobilien Holding AG	1,481	167,605
#*	HOCHDORF Holding AG	4,528	269,515
	Holcim, Ltd.	712,354	41,759,006
	Holcim, Ltd.	170,271	9,960,173
	Huber & Suhner AG	63,340	5,386,928
*	Implenia AG	82,422	2,188,163
*	Ina Invest Holding AG	16,484	336,879
	Inficon Holding AG	8,680	10,457,235
	Interroll Holding AG	3,126	14,289,336
	Intershop Holding AG	5,119	3,530,668
	Investis Holding SA	3,703	420,502
*	IWG P.L.C.	4,444,107	19,361,996
	Julius Baer Group, Ltd.	803,809	53,052,966
*	Jungfraubahn Holding AG	4,912	785,192
	Kardex Holding AG	45,390	12,208,005
*	Komax Holding AG	23,251	6,831,377
#	Kudelski SA	184,312	833,683

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Kuehne + Nagel International AG	83,859	$28,288,409
	Landis+Gyr Group AG	35,826	2,835,550
#*	Lastminute.com NV	17,260	732,465
	LEM Holding SA	2,492	6,229,137
	Liechtensteinische Landesbank AG	32,871	1,940,022
	Logitech International SA	241,274	26,508,627
#	Logitech International SA	74,738	8,150,179
	Lonza Group AG	18,801	14,638,935
	Luzerner Kantonalbank AG	8,804	4,074,951
*	Medacta Group SA	2,893	410,791
*	Medartis Holding AG	3,727	445,985
*	Meier Tobler Group AG	19,396	404,569
	Metall Zug AG	675	1,639,561
*	Meyer Burger Technology AG	1,901,616	984,608
#*	Mikron Holding AG	52,985	397,565
	Mobilezone Holding AG	179,391	2,158,300
	Mobimo Holding AG	39,303	13,483,487
	Nestle SA	2,748,677	348,064,014
	Novartis AG, Sponsored ADR	953,193	88,065,501
	Novartis AG	344,656	31,873,229
	OC Oerlikon Corp. AG	1,212,475	13,724,615
*	Orascom Development Holding AG	58,154	757,353
#	Orell Fuessli AG	613	67,274
	Orior AG	27,597	2,604,372
#	Partners Group Holding AG	29,533	50,453,108
	Peach Property Group AG	412	25,646
	Phoenix Mecano AG	1,664	852,685
	Plazza AG, Class A	2,576	946,790
	PSP Swiss Property AG	123,184	16,670,244
*	Rieter Holding AG	21,671	5,095,962
#	Roche Holding AG	24,321	10,439,197
	Roche Holding AG	634,350	245,057,063
	Romande Energie Holding SA	560	824,523
#	Schaffner Holding AG	1,819	579,828
	Schindler Holding AG	25,940	8,082,946
	Schweiter Technologies AG	5,770	9,033,312
*	Sensirion Holding AG	7,679	748,350
	SFS Group AG	80,464	11,996,709
	SGS SA	9,015	29,178,617
	Siegfried Holding AG	23,897	24,180,937
*	Siemens Energy AG	344,228	9,364,666
	SIG Combibloc Group AG	314,228	9,271,541
	Sika AG	258,120	90,928,037
#	Sonova Holding AG	64,709	25,407,011
	St Galler Kantonalbank AG	9,334	4,340,747
#	Straumann Holding AG	3,789	7,024,875
	Sulzer AG	110,231	16,175,136
	Swatch Group AG (The)	48,827	16,287,850
	Swatch Group AG (The)	114,854	7,459,048
	Swiss Life Holding AG	102,254	52,742,900
	Swiss Prime Site AG	301,678	32,123,538
	Swiss Re AG	489,111	44,343,052
*	Swiss Steel Holding AG	1,787,267	886,246
	Swisscom AG	98,597	59,256,965
	Swissquote Group Holding SA	48,401	7,685,529
	Tecan Group AG	2,632	1,517,793
#	Temenos AG	174,866	27,777,192
	Thurgauer Kantonalbank	1,440	166,902
#*	Tornos Holding AG	25,100	155,205

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	TX Group AG	7,472	$746,456
*	u-blox Holding AG	39,039	3,080,108
	UBS Group AG	1,736,683	28,613,199
*	UBS Group AG	893,911	14,731,653
	Valiant Holding AG	75,350	7,836,521
*	Valora Holding AG	21,968	4,973,302
	VAT Group AG	86,739	34,049,808
	Vaudoise Assurances Holding SA	4,855	2,463,908
	Vetropack Holding AG	34,850	2,303,267
	Vifor Pharma AG	129,299	18,082,694
*	Von Roll Holding AG	106,896	106,185
	Vontobel Holding AG	147,278	12,985,898
	VP Bank AG, Class A	15,795	1,879,159
	VZ Holding AG	27,325	2,462,401
*	V-ZUG Holding AG	5,850	892,957
	Walliser Kantonalbank	1,730	197,770
	Warteck Invest AG	122	331,244
	Ypsomed Holding AG	12,744	2,025,916
	Zehnder Group AG	47,987	5,097,385
	Zug Estates Holding AG, Class B	305	654,850
	Zuger Kantonalbank AG	184	1,418,746
	Zurich Insurance Group AG	112,323	45,285,794
TOTAL SWITZERLAND			2,476,417,181
UNITED ARAB EMIRATES — (0.0%)
*	Lamprell P.L.C.	1,557,059	896,725
*	Shelf Drilling, Ltd.	184,356	99,066
TOTAL UNITED ARAB EMIRATES			995,791
UNITED KINGDOM — (13.0%)
	3i Group P.L.C.	1,352,839	24,044,275
*	4imprint Group P.L.C.	12,009	467,745
	888 Holdings P.L.C.	1,292,347	6,673,851
*	A.G. Barr P.L.C.	369,141	2,948,859
	Aberdeen P.L.C.	6,987,352	27,564,642
*	Accsys Technologies P.L.C.	6,992	16,209
	Admiral Group P.L.C.	344,764	16,286,144
	Advanced Medical Solutions Group P.L.C.	19,693	76,787
#	Afren P.L.C.	2,504,224	0
	Aggreko P.L.C.	1,267,707	15,305,605
#	Air Partner P.L.C.	65,873	77,896
	Airtel Africa P.L.C.	110,204	136,210
	AJ Bell P.L.C.	25,497	148,864
	Alliance Pharma P.L.C.	82,921	119,876
*	Allied Minds P.L.C.	24,540	6,818
	Anglo American P.L.C.	826,414	36,621,679
	Anglo Pacific Group P.L.C.	606,678	1,144,170
	Anglo-Eastern Plantations P.L.C.	16,018	137,121
	Antofagasta P.L.C.	757,074	15,719,308
*	AO World P.L.C.	17,363	54,340
*	Arrow Global Group P.L.C.	763,525	3,236,342
*	Ascential P.L.C.	70,199	422,119
#	Ashmore Group P.L.C.	1,285,642	6,789,432
	Ashtead Group P.L.C.	958,609	71,732,172
*	ASOS P.L.C.	41,698	2,204,862
	Associated British Foods P.L.C.	372,673	10,362,871
*	Aston Martin Lagonda Global Holdings P.L.C.	66,662	1,807,011
	AstraZeneca P.L.C., Sponsored ADR	1,444,584	82,687,988

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AstraZeneca P.L.C.	290,220	$33,349,143
*	Auto Trader Group P.L.C.	2,803,643	25,401,452
	Avast P.L.C.	397,641	3,204,501
	AVEVA Group P.L.C.	53,363	2,911,598
	Aviva P.L.C.	6,812,847	36,589,338
	Avon Protection P.L.C.	69,625	2,626,941
	B&M European Value Retail SA	4,285,480	32,924,648
*	Babcock International Group P.L.C.	1,745,262	6,202,902
	BAE Systems P.L.C.	4,442,831	35,620,583
	Bakkavor Group P.L.C.	30,933	54,262
	Balfour Beatty P.L.C.	1,727,400	7,274,551
*	Bank of Georgia Group P.L.C.	182,757	3,809,991
#	Barclays P.L.C., Sponsored ADR	3,247,486	31,792,888
	Barratt Developments P.L.C.	1,462,840	14,295,840
*	Beazley P.L.C.	1,547,153	8,422,092
#	Begbies Traynor Group P.L.C.	51,588	99,570
	Bellway P.L.C.	544,026	24,838,774
	Berkeley Group Holdings P.L.C.	288,714	19,438,526
#	BHP Group P.L.C., ADR	721,817	47,127,432
	BHP Group P.L.C.	1,655,835	53,609,870
*	Biffa P.L.C.	369,836	1,837,079
	Bloomsbury Publishing P.L.C.	147,620	740,352
	Bodycote P.L.C.	1,137,602	14,266,359
*	Boohoo Group P.L.C.	993,682	3,600,013
	BP P.L.C., Sponsored ADR	3,664,680	88,611,962
	BP P.L.C.	9,845,213	39,518,932
	Braemar Shipping Services P.L.C.	71,897	289,929
*	Breedon Group P.L.C.	232,821	348,823
	Brewin Dolphin Holdings P.L.C.	1,641,299	8,180,806
	British American Tobacco P.L.C., Sponsored ADR	304,542	11,405,098
	British American Tobacco P.L.C.	1,233,802	45,888,047
	Britvic P.L.C.	1,592,483	21,539,361
*	BT Group P.L.C.	26,116,883	62,908,659
	Bunzl P.L.C.	284,399	10,536,196
	Burberry Group P.L.C.	862,728	24,746,064
	Burford Capital, Ltd.	117,458	1,284,414
*	Bytes Technology Group P.L.C.	70,685	473,740
	Cairn Energy P.L.C.	3,204,510	5,681,909
*	Capita P.L.C.	1,367,959	670,167
*	Card Factory P.L.C.	1,669,613	1,383,888
	CareTech Holdings P.L.C.	53,207	469,677
#*	Carnival P.L.C., ADR	177,967	3,545,103
	Carr's Group P.L.C.	44,085	96,660
	Castings P.L.C.	62,252	340,776
	Centamin P.L.C.	7,769,534	11,564,059
	Centaur Media P.L.C.	126,418	84,304
	Central Asia Metals P.L.C.	87,350	297,336
*	Centrica P.L.C.	19,886,159	12,548,732
	Charles Stanley Group P.L.C.	6,583	46,709
	Chemring Group P.L.C.	949,664	4,054,618
	Chesnara P.L.C.	221,914	841,899
#*	Cineworld Group P.L.C.	5,095,280	4,494,505
*	Circassia Group P.L.C.	71,546	33,678
	Clarkson P.L.C.	83,679	3,751,066
	Clinigen Group P.L.C.	37,700	314,263
	Clipper Logistics P.L.C.	101,577	1,191,290
	Close Brothers Group P.L.C.	761,395	16,320,465
	CLS Holdings P.L.C.	308,593	1,089,696
	CMC Markets P.L.C.	702,605	4,379,547

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	CNH Industrial NV	500,407	$8,363,121
	Coats Group P.L.C.	476,345	464,010
	Coca-Cola HBC AG	415,356	15,685,034
*	Compass Group P.L.C.	495,779	10,475,749
	Computacenter P.L.C.	539,478	20,393,343
	Concentric AB	239,555	5,512,483
	ConvaTec Group P.L.C.	1,769,101	5,825,270
#*	Costain Group P.L.C.	707,971	549,280
*	Countryside Properties P.L.C.	855,829	6,254,325
	Cranswick P.L.C.	271,008	15,227,280
*	Crest Nicholson Holdings P.L.C.	1,315,149	7,574,642
	Croda International P.L.C.	289,494	33,888,502
*	CVS Group P.L.C.	62,086	2,073,268
	Daily Mail & General Trust P.L.C., Class A	329,129	5,005,334
	DCC P.L.C.	69,050	5,781,097
#*	De La Rue P.L.C.	660,038	1,649,592
#	Debenhams P.L.C.	21,462,104	0
	Dechra Pharmaceuticals P.L.C.	34,070	2,352,774
	Devro P.L.C.	1,059,403	3,264,836
*	DFS Furniture P.L.C.	93,503	344,743
	Diageo P.L.C., Sponsored ADR	204,689	40,571,407
	Diageo P.L.C.	319,548	15,845,189
#*	Dialight P.L.C.	31,395	137,180
*	Dialog Semiconductor P.L.C.	268,684	20,664,888
#*	Dignity P.L.C.	181,818	2,010,038
	Diploma P.L.C.	572,876	23,533,370
	Direct Line Insurance Group P.L.C.	7,290,791	30,138,145
	DiscoverIE Group P.L.C.	181,723	2,621,977
	Diversified Energy Co., P.L.C.	39,656	58,048
*	Dixons Carphone P.L.C.	5,156,159	9,248,761
	Domino's Pizza Group P.L.C.	2,033,201	11,846,785
	dotdigital group P.L.C.	76,287	262,894
	Drax Group P.L.C.	1,964,850	10,985,660
	DS Smith P.L.C.	4,797,195	28,180,587
	Dunelm Group P.L.C.	442,590	8,154,871
	DWF Group P.L.C.	21,954	32,933
	Dyson Group P.L.C.	3,999	27
*	easyJet P.L.C.	332,457	3,901,017
	Electrocomponents P.L.C.	1,796,259	25,377,057
*	Elementis P.L.C.	2,730,104	5,404,826
	EMIS Group P.L.C.	33,893	607,714
*	Energean P.L.C	21,591	194,438
*	EnQuest P.L.C.	5,948,641	2,004,255
*	Entain P.L.C.	1,264,750	31,892,293
	Epwin Group P.L.C.	9,451	14,847
*	Equiniti Group P.L.C.	340,558	847,111
#*	Esken, Ltd.	736,831	183,128
	ESKEN, Ltd.	92,104	4,993
	Essentra P.L.C.	838,347	3,303,059
	Euromoney Institutional Investor P.L.C.	235,359	3,326,284
	Evraz P.L.C.	1,461,075	12,483,239
	Experian P.L.C.	715,099	31,482,808
	FDM Group Holdings P.L.C.	51,178	842,412
	Ferguson P.L.C.	237,763	33,331,776
	Ferrexpo P.L.C.	2,807,721	18,767,143
	Fevertree Drinks P.L.C.	152,550	5,073,151
*	Firstgroup P.L.C.	7,784,569	8,930,747
	Forterra P.L.C.	358,898	1,505,352
*	Foxtons Group P.L.C.	401,907	305,105

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frasers Group P.L.C.	1,279,449	$10,720,159
	Fresnillo P.L.C.	235,481	2,678,907
*	Frontier Developments P.L.C.	2,242	82,591
*	Fuller Smith & Turner P.L.C., Class A	55,137	645,392
*	Funding Circle Holdings P.L.C.	46,976	90,746
	Future P.L.C.	55,839	2,675,045
	Galliford Try Holdings P.L.C.	516,395	1,141,412
	Games Workshop Group P.L.C.	112,202	17,726,776
	Gamesys Group P.L.C.	156,570	4,008,980
	Gamma Communications P.L.C.	35,105	1,010,562
	GB Group P.L.C.	9,518	115,098
	Gem Diamonds, Ltd.	1,980,626	1,706,401
	Genel Energy P.L.C.	443,082	885,273
	Genuit Group P.L.C.	832,713	7,392,384
	Genus P.L.C.	98,389	7,539,107
*	Georgia Capital P.L.C.	206,375	1,804,950
#	GlaxoSmithKline P.L.C., Sponsored ADR	1,030,233	41,353,553
	GlaxoSmithKline P.L.C.	1,782,898	35,201,237
	Glencore P.L.C.	14,510,014	65,166,649
*	Go-Ahead Group P.L.C. (The)	275,317	3,937,847
	Gooch & Housego P.L.C.	3,194	60,340
	Goodwin P.L.C.	1,013	42,054
	Grafton Group P.L.C.	582,433	10,390,941
	Grainger P.L.C.	2,040,052	8,579,791
*	Greggs P.L.C.	765,952	29,349,571
	Gulf Keystone Petroleum, Ltd.	937,606	2,141,886
*	Gym Group P.L.C. (The)	190,697	729,433
*	Halfords Group P.L.C.	1,047,605	5,177,732
	Halma P.L.C.	471,135	18,911,822
*	Harbour Energy P.L.C.	242,324	1,100,634
	Hargreaves Lansdown P.L.C.	360,531	8,177,117
	Hargreaves Services P.L.C.	14,199	103,532
	Harworth Group P.L.C.	11,542	25,153
*	Hays P.L.C.	7,848,420	16,133,791
	Headlam Group P.L.C.	175,154	1,287,090
	Helical P.L.C.	1,670,293	10,547,126
#*	Helios Towers P.L.C.	216,162	492,069
	Henry Boot P.L.C.	87,743	333,230
	Hikma Pharmaceuticals P.L.C.	249,361	9,169,364
	Hill & Smith Holdings P.L.C.	446,671	10,083,876
	Hilton Food Group P.L.C.	24,261	384,358
*	Hiscox, Ltd.	915,681	11,119,337
	Hochschild Mining P.L.C.	1,648,218	3,531,154
*	Hollywood Bowl Group P.L.C.	59,559	194,706
	HomeServe P.L.C.	1,463,100	18,983,188
*	Hostelworld Group P.L.C.	90,003	122,801
	Howden Joinery Group P.L.C.	3,084,990	38,443,825
#	HSBC Holdings P.L.C., Sponsored ADR	3,036,261	83,709,716
*	HSS Hire Group P.L.C.	80,482	20,800
	Hunting P.L.C.	743,649	2,168,494
*	Hyve Group P.L.C.	920,940	1,683,869
	Ibstock P.L.C.	1,477,110	4,388,985
	IDOX P.L.C.	14,903	14,461
	IG Group Holdings P.L.C.	1,880,107	23,291,969
	IMI P.L.C.	2,022,525	49,480,857
	Impax Asset Management Group P.L.C.	11,185	187,716
#	Imperial Brands P.L.C., Sponsored ADR	25,186	541,751
	Imperial Brands P.L.C.	2,188,695	46,860,618
	Inchcape P.L.C.	2,784,551	32,890,399

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Indivior P.L.C.	2,375,528	$5,446,520
*	Informa P.L.C.	1,359,774	9,343,439
	IntegraFin Holdings P.L.C.	81,356	599,950
#*	InterContinental Hotels Group P.L.C., ADR	77,860	5,143,438
*	InterContinental Hotels Group P.L.C.	123,307	8,143,610
	Intermediate Capital Group P.L.C.	406,285	12,243,596
*	International Consolidated Airlines Group SA	937,841	2,184,309
*	International Personal Finance P.L.C.	832,313	1,727,706
#	Interserve P.L.C.	453,748	0
	Intertek Group P.L.C.	279,035	19,991,725
	Investec P.L.C.	2,447,660	9,298,935
	iomart Group P.L.C.	24,431	88,351
	IP Group P.L.C.	1,285,163	2,056,337
*	IQE P.L.C.	164,346	108,637
*	ITV P.L.C.	8,280,907	12,876,404
*	J D Wetherspoon P.L.C.	782,560	12,337,288
	J Sainsbury P.L.C.	7,081,225	27,884,646
	James Fisher & Sons P.L.C.	189,337	2,430,965
	JD Sports Fashion P.L.C.	1,795,078	22,367,014
*	JET2 P.L.C.	23,600	406,339
	John Laing Group P.L.C.	441,619	2,459,353
*	John Menzies P.L.C.	398,734	1,765,490
*	John Wood Group P.L.C.	2,344,721	7,102,561
	Johnson Matthey P.L.C.	312,208	12,904,882
*	Johnson Service Group P.L.C.	176,093	381,114
	JTC P.L.C.	3,805	33,856
	Jupiter Fund Management P.L.C.	2,419,222	9,092,040
*	Just Group P.L.C.	4,435,966	6,148,306
	Kainos Group P.L.C.	110,661	2,656,399
	Keller Group P.L.C.	490,223	6,000,854
*	Kier Group P.L.C.	891,264	1,562,070
*	Kin & Carta P.L.C.	905,552	3,021,839
	Kingfisher P.L.C.	6,560,811	33,699,128
	Lancashire Holdings, Ltd.	752,872	6,662,779
	Learning Technologies Group P.L.C.	65,734	196,021
	Legal & General Group P.L.C.	7,113,663	25,769,012
*	Liberty Global P.L.C., Class A	115,018	3,088,233
*	Liberty Global P.L.C., Class C	281,606	7,563,937
	Liontrust Asset Management P.L.C.	12,046	350,373
	Lloyds Banking Group P.L.C.	56,053,868	35,441,007
	Lloyds Banking Group P.L.C., ADR	231,351	576,064
	London Stock Exchange Group P.L.C.	123,901	12,919,356
*	Lookers P.L.C.	1,325,611	1,236,016
*	LSL Property Services P.L.C.	46,162	270,143
	Luceco P.L.C.	54,064	292,009
	M&G P.L.C.	5,082,998	15,916,092
	Macfarlane Group P.L.C.	1,053	1,638
	Man Group P.L.C.	7,376,004	20,254,606
*	Marks & Spencer Group P.L.C.	8,614,807	16,217,629
	Marshalls P.L.C.	1,338,015	13,572,627
*	Marston's P.L.C.	6,716,121	7,822,685
	McBride P.L.C.	984,768	1,152,050
*	Mears Group P.L.C.	603,155	1,592,736
*	Mediclinic International P.L.C.	907,769	3,513,918
*	Meggitt P.L.C.	2,460,127	16,033,300
	Melrose Industries P.L.C.	8,676,238	19,280,951
	Micro Focus International P.L.C.	621,882	3,464,955
*	Mitchells & Butlers P.L.C.	1,383,475	5,362,183
*	Mitie Group P.L.C.	5,743,071	5,058,979

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	MJ Gleeson P.L.C.	36,369	$417,443
	Mondi P.L.C.	1,055,130	29,252,157
	Moneysupermarket.com Group P.L.C.	2,282,898	8,057,095
	Morgan Advanced Materials P.L.C.	1,647,214	8,807,577
	Morgan Sindall Group P.L.C.	145,834	4,745,221
	Mortgage Advice Bureau Holdings, Ltd.	1,468	27,149
*	Motorpoint group P.L.C.	41,368	202,395
#*	N Brown Group P.L.C.	1,633,520	1,137,254
*	Naked Wines P.L.C.	16,192	197,551
*	National Express Group P.L.C.	2,148,725	8,120,150
	National Grid P.L.C.	57,466	734,768
#	National Grid P.L.C., Sponsored ADR	243,623	15,669,831
	Natwest Group P.L.C.	1,546,999	4,341,987
#	Natwest Group P.L.C., Sponsored ADR	1,375,181	7,687,262
	NCC Group P.L.C.	152,885	668,469
	Next Fifteen Communications Group P.L.C.	10,143	126,789
*	Next P.L.C.	197,613	21,647,228
	Ninety One P.L.C.	1,264,651	3,995,581
*	NMC Health P.L.C.	58,860	15,892
	Norcros P.L.C.	32,534	133,833
	Numis Corp. P.L.C.	53,883	267,928
*	Ocado Group P.L.C.	57,908	1,492,146
*	On the Beach Group P.L.C.	442,293	1,999,009
	OSB Group P.L.C.	917,301	6,167,862
	Oxford Instruments P.L.C.	212,104	7,112,247
*	Pagegroup P.L.C.	2,106,718	17,997,422
	Pan African Resources P.L.C.	537,320	129,576
	Paragon Banking Group P.L.C.	1,624,038	12,467,773
	PayPoint P.L.C.	199,262	1,633,447
	Pearson P.L.C.	1,294,799	15,602,932
#	Pearson P.L.C., Sponsored ADR	573,734	6,976,605
*	Pendragon P.L.C.	6,051,113	1,514,545
	Pennon Group P.L.C.	665,380	11,806,842
	Persimmon P.L.C.	840,651	33,909,854
#*	Petrofac, Ltd.	1,281,688	1,838,992
#*	Petropavlovsk P.L.C.	13,394,181	3,989,821
	Pets at Home Group P.L.C.	1,730,400	11,242,106
*	Pharos Energy P.L.C.	1,875,811	618,885
	Phoenix Group Holdings P.L.C.	2,004,762	18,892,543
*	Photo-Me International P.L.C.	1,474,316	1,535,650
*	Playtech P.L.C.	1,491,131	7,665,793
	Plus500, Ltd.	29,717	578,331
	Polar Capital Holdings P.L.C.	40,753	498,254
	Porvair P.L.C.	3,936	33,907
*	PPHE Hotel Group, Ltd.	1,728	37,139
	Premier Foods P.L.C.	10,872,909	16,820,936
*	Provident Financial P.L.C.	623,522	2,454,460
#	Prudential P.L.C., ADR	450,688	16,896,293
*	PureTech Health P.L.C.	51,388	229,768
	PZ Cussons P.L.C.	938,162	3,273,742
	QinetiQ Group P.L.C.	3,101,925	14,181,680
	Quilter P.L.C.	3,910,260	8,716,524
*	Rank Group P.L.C.	712,198	1,628,011
	Rathbone Brothers P.L.C.	80,192	2,089,302
*	Raven Property Group, Ltd.	310,479	121,844
	Reach P.L.C.	5,549,727	29,666,151
	Reckitt Benckiser Group P.L.C.	299,803	22,934,831
	Record P.L.C.	8,448	10,349
	Redde Northgate P.L.C.	1,029,212	6,050,670

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Redrow P.L.C.	988,034	$8,827,582
	RELX P.L.C., Sponsored ADR	366,350	10,854,948
	RELX P.L.C.	603,027	17,725,548
	RELX P.L.C.	437,454	12,992,886
	Renew Holdings P.L.C.	17,004	176,383
*	Renewi P.L.C.	578,828	4,149,542
	Renishaw P.L.C.	75,357	5,360,399
	Rentokil Initial P.L.C.	4,032,481	31,765,804
#*	Restaurant Group P.L.C. (The)	3,223,276	5,141,608
	Ricardo P.L.C.	106,243	559,253
	Rightmove P.L.C.	2,490,550	24,293,961
	Rio Tinto P.L.C.	109,785	9,325,182
#	Rio Tinto P.L.C., Sponsored ADR	1,793,636	154,808,723
	RM P.L.C.	39,681	137,772
	Robert Walters P.L.C.	139,444	1,295,705
*	Rolls-Royce Holdings P.L.C.	7,297,319	10,078,475
	Rotork P.L.C.	5,409,224	27,125,759
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	3,096,174	122,453,682
	Royal Dutch Shell P.L.C., Class B	1,121,562	22,161,136
	Royal Mail P.L.C.	3,184,672	22,312,996
*	RPS Group P.L.C.	1,158,925	1,755,811
	RWS Holdings P.L.C.	190,746	1,501,246
	S&U P.L.C.	2,784	104,418
*	Saga P.L.C.	477,747	2,350,834
	Sage Group P.L.C. (The)	816,465	7,958,402
	Savills P.L.C.	1,013,818	16,191,943
	Schroders P.L.C.	153,019	7,770,939
	Schroders P.L.C.	56,921	2,020,869
	ScS Group P.L.C.	16,720	67,762
*	Senior P.L.C.	1,967,583	4,427,114
	Serco Group P.L.C.	1,705,046	3,352,015
	Serica Energy P.L.C.	140,914	306,175
	Severfield P.L.C.	473,639	520,653
	Severn Trent P.L.C.	518,387	20,150,516
*	SIG P.L.C.	2,524,384	1,598,383
	Sirius Real Estate, Ltd.	175,166	289,482
	Smart Metering Systems P.L.C.	29,607	371,417
	Smith & Nephew P.L.C., Sponsored ADR	2,939	120,273
	Smith & Nephew P.L.C.	428,730	8,748,998
	Smiths Group P.L.C.	543,411	11,741,140
#	Smiths News P.L.C.	236,049	140,800
	Softcat P.L.C.	566,198	15,215,737
	Spectris P.L.C.	279,357	13,866,270
*	Speedy Hire P.L.C.	1,617,362	1,573,308
	Spirax-Sarco Engineering P.L.C.	210,354	43,826,943
*	Spire Healthcare Group P.L.C.	2,009,653	6,196,106
	Spirent Communications P.L.C.	1,895,400	6,691,587
*	Sportech P.L.C.	209,395	84,177
#	SSE P.L.C.	1,933,273	38,761,126
*	SSP Group P.L.C.	2,450,404	8,886,067
	St James's Place P.L.C.	1,888,102	41,598,630
	St. Modwen Properties P.L.C.	1,144,617	8,883,912
*	Stagecoach Group P.L.C.	2,562,837	2,661,001
	Standard Chartered P.L.C.	3,766,300	22,578,236
	SThree P.L.C.	329,176	2,290,658
	Stock Spirits Group P.L.C.	273,576	976,391
	Strix Group P.L.C.	49,531	235,650
#*	Studio Retail Group P.L.C.	75,920	301,745
	STV Group P.L.C.	60,729	308,370

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Superdry P.L.C.	304,240	$1,584,497
	Synthomer P.L.C.	1,982,252	14,579,999
	T Clarke P.L.C.	26,802	51,080
	Tate & Lyle P.L.C.	3,093,289	31,733,515
	Taylor Wimpey P.L.C.	8,291,782	18,957,224
*	TBC Bank Group P.L.C.	6,606	111,381
*	Ted Baker P.L.C.	280,774	511,494
	Telecom Plus P.L.C.	313,630	4,466,628
*	Telit Communications P.L.C.	8,401	26,531
	Tesco P.L.C.	9,027,136	29,224,472
#	Thomas Cook Group P.L.C.	8,608,947	0
	TI Fluid Systems P.L.C., Class B	142,992	615,854
*	Topps Tiles P.L.C.	853,269	810,625
	TP ICAP Group P.L.C.	7,285,544	19,808,109
*	Travis Perkins P.L.C.	1,047,759	24,781,654
*	Trifast P.L.C.	104,472	206,682
	TT Electronics P.L.C.	501,235	1,860,095
#*	TUI AG	1,003,531	4,711,689
#*	Tullow Oil P.L.C.	8,250,761	5,142,436
	Tyman P.L.C.	118,369	696,202
*	U & I Group P.L.C.	878,597	1,116,523
	UDG Healthcare P.L.C.	455,120	6,816,080
	Ultra Electronics Holdings P.L.C.	485,828	21,392,774
	Unilever P.L.C., Sponsored ADR	963,154	55,410,250
	Unilever P.L.C.	253,281	14,576,720
	Unilever P.L.C.	796,683	45,913,121
	United Utilities Group P.L.C.	1,254,568	18,679,875
	Vectura Group P.L.C.	3,472,720	7,322,251
*	Vertu Motors P.L.C.	305,493	198,481
	Vesuvius P.L.C.	990,408	7,346,724
	Victrex P.L.C.	325,736	12,012,388
*	Virgin Money UK P.L.C.	3,266,214	9,068,802
	Vistry Group P.L.C.	1,271,361	21,070,635
	Vitec Group P.L.C. (The)	57,406	1,068,751
	Vivo Energy P.L.C.	276,993	404,042
	Vodafone Group P.L.C.	49,455,687	79,522,352
#	Vodafone Group P.L.C., Sponsored ADR	380,753	6,217,692
	Volex P.L.C.	34,880	170,167
	Volution Group P.L.C.	9,037	59,374
	Vp P.L.C.	17,118	226,002
*	Watches of Switzerland Group P.L.C.	79,862	1,116,964
	Watkin Jones P.L.C.	109,620	354,290
*	Weir Group P.L.C. (The)	186,619	4,493,872
*	WH Smith P.L.C.	472,636	10,659,744
*	Whitbread P.L.C.	307,776	13,008,385
*	Wickes Group P.L.C.	1,174,025	4,100,613
	Wilmington P.L.C.	150,471	457,643
	Wincanton P.L.C.	360,523	2,073,308
*	Wizz Air Holdings P.L.C.	2,007	137,951
	Wm Morrison Supermarkets P.L.C.	6,369,802	23,673,854
#	WPP P.L.C., Sponsored ADR	130,145	8,420,382
	WPP P.L.C.	1,993,040	25,776,048
#*	Xaar P.L.C.	202,317	607,465
*	Young & Co's Brewery P.L.C., Class A	2,252	50,679
	Zotefoams P.L.C.	1,828	11,309
TOTAL UNITED KINGDOM			4,560,837,430
UNITED STATES — (0.1%)
#*	Arko Corp.	84,902	703,414

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Clean Seas Seafood, Ltd.	6,579	$2,607
	Ovintiv, Inc.	243,929	6,270,276
	Primo Water Corp.	63,525	1,048,397
	Primo Water Corp.	584,206	9,656,925
*	Samsonite International SA	5,464,200	10,170,509
TOTAL UNITED STATES			27,852,128
TOTAL COMMON STOCKS			33,500,523,827
PREFERRED STOCKS — (0.6%)
AUSTRALIA — (0.0%)
	Catapult Group International, Ltd.	21,694	27,383
GERMANY — (0.6%)
	Bayerische Motoren Werke AG	140,602	12,068,426
	Biotest AG	46,560	1,976,811
	Draegerwerk AG & Co., KGaA	44,588	4,098,172
	Fuchs Petrolub SE	168,450	8,393,612
	Henkel AG & Co., KGaA	60,472	6,130,928
	Jungheinrich AG	343,204	18,880,274
	Porsche Automobil Holding SE	252,720	27,352,176
	Sartorius AG	65,389	39,554,634
#	Schaeffler AG	399,694	3,480,424
	Sixt SE	90,052	7,462,094
	STO SE & Co., KGaA	5,857	1,486,513
	Villeroy & Boch AG	61,622	1,505,780
	Volkswagen AG	363,964	88,650,883
TOTAL GERMANY			221,040,727
TOTAL PREFERRED STOCKS			221,068,110
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	552,446	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	202,486	0
CANADA — (0.0%)
#*	Cenovus Energy, Inc. Warrants 01/01/26	101,486	488,070
#*	Pan American Silver Corp. Rights 02/22/29	2,696,210	2,237,855
#*	Pan American Silver Corp. Rights 02/22/29	617,617	512,622
TOTAL CANADA			3,238,547
ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	440,608	29,740
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	2,760,613	0
TOTAL RIGHTS/WARRANTS			3,268,287
TOTAL INVESTMENT SECURITIES (Cost $24,402,780,523)			33,725,065,268

International Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.9%)
@§	The DFA Short Term Investment Fund	118,227,956	$1,367,897,454
TOTAL INVESTMENTS — (100.0%)
(Cost $25,770,526,405)^^			$35,092,962,722
As of July 31, 2021, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,322	09/17/21	$283,560,116	$290,145,950	$6,585,834
Total Futures Contracts			$283,560,116	$290,145,950	$6,585,834
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Germany	—	$205,044	—	$205,044
Common Stocks
Australia	$64,302,320	2,130,862,021	—	2,195,164,341
Austria	72,723	205,372,160	—	205,444,883
Belgium	9,389,866	374,243,519	—	383,633,385
Canada	3,429,403,576	8,944,985	—	3,438,348,561
China	—	4,178,693	—	4,178,693
Denmark	55,123,206	744,097,856	—	799,221,062
Finland	2,655,039	621,226,627	—	623,881,666
France	43,913,567	2,613,453,226	—	2,657,366,793
Germany	47,282,054	2,210,844,615	—	2,258,126,669
Hong Kong	1,917,695	850,169,158	—	852,086,853
Ireland	52,954,543	236,823,303	—	289,777,846
Israel	35,192,412	225,585,401	—	260,777,813
Italy	9,001,522	768,725,035	—	777,726,557
Japan	143,967,727	7,381,672,574	—	7,525,640,301
Luxembourg	—	112,414	—	112,414
Netherlands	222,155,262	1,236,011,742	—	1,458,167,004
New Zealand	221,380	158,011,800	—	158,233,180
Norway	11,338,474	294,183,852	—	305,522,326
Portugal	427,458	75,026,729	—	75,454,187
Singapore	68,410	283,040,547	—	283,108,957
South Africa	207,523	—	—	207,523
Spain	8,338,040	644,220,425	—	652,558,465
Sweden	6,782,909	1,222,898,909	—	1,229,681,818
Switzerland	139,188,160	2,337,229,021	—	2,476,417,181
United Arab Emirates	—	995,791	—	995,791
United Kingdom	853,239,504	3,707,597,926	—	4,560,837,430
United States	16,978,205	10,873,923	—	27,852,128
Preferred Stocks
Australia	27,383	—	—	27,383
Germany	—	221,040,727	—	221,040,727
Rights/Warrants
Canada	—	3,238,547	—	3,238,547
Italy	—	29,740	—	29,740

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,367,897,454	—	$1,367,897,454
Futures Contracts**	$6,585,834	—	—	6,585,834
TOTAL	$5,160,734,792	$29,938,813,764	—	$35,099,548,556
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.2%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,204,361,217
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,704,533,883
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,900,974,084
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,335,599,278
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,241,090,777
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,386,559,239

	Shares
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $102,156,271)	102,156,271	102,156,271
TOTAL INVESTMENTS — (100.0%) (Cost $9,168,121,395)^^		$12,488,715,510
As of July 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	425	09/17/21	$92,610,923	$93,276,875	$665,952
Total Futures Contracts			$92,610,923	$93,276,875	$665,952
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,386,559,239	—	—	$12,386,559,239
Temporary Cash Investments	102,156,271	—	—	102,156,271
Futures Contracts**	665,952	—	—	665,952
TOTAL	$12,489,381,462	—	—	$12,489,381,462
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,153,891	$53,667,466
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		12,118,197
Investment in The Continental Small Company Series of The DFA Investment Trust Company		11,622,365
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,232,810
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		4,166,158
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		3,175,296
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,122,737
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,095,813)^^		$94,105,029
Summary of the Portfolio’s investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$94,105,029	—	—	$94,105,029
TOTAL	$94,105,029	—	—	$94,105,029

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$430,504,505
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$430,504,505
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$370,096,307
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$370,096,307
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$48,444,761
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$48,444,761
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$868,516,910
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$868,516,910
Summary of the Portfolio's Master Fund's investments as of July 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (93.3%)
AUSTRALIA — (17.2%)
	360 Capital Group, Ltd.	140,572	$91,996
	Abacus Property Group	4,956,001	11,550,061
#	ALE Property Group	1,397,744	4,830,686
#	APN Convenience Retail REIT	404,899	1,091,706
#	APN Industria REIT	1,699,028	4,177,621
	Arena REIT	3,853,338	10,009,543
#	Aspen Group, Ltd.	1,132,577	1,182,493
#	Australian Unity Office Fund	317,893	557,553
	Aventus Group	2,610,771	6,009,872
#	BWP Trust	5,326,061	16,088,622
#	Carindale Property Trust	229,674	726,352
	Centuria Industrial REIT	6,243,177	17,557,395
	Centuria Office REIT	5,275,687	9,547,137
	Charter Hall Group	4,932,768	58,945,788
	Charter Hall Long Wale REIT	6,518,055	23,537,079
	Charter Hall Retail REIT	5,791,560	15,791,691
	Charter Hall Social Infrastructure REIT	5,400,940	13,685,637
#	Cromwell Property Group	16,259,119	10,452,852
	Dexus	11,575,136	87,439,158
	Garda Property Group	278,581	271,897
	GDI Property Group	6,366,600	5,277,381
	Goodman Group	17,905,784	297,811,891
	GPT Group	38,018,670	131,130
	GPT Group (The) 636586000	20,117,308	68,976,299
	Growthpoint Properties Australia, Ltd.	2,971,371	8,589,339
	Hotel Property Investments	1,966,533	4,720,617
	Ingenia Communities Group	4,739,442	20,229,659
	Irongate Group	2,488,741	2,682,487
	Mirvac Group	42,375,860	88,942,734
	National Storage REIT	14,962,138	23,483,328
	Scentre Group	55,619,243	106,190,545
	Shopping Centres Australasia Property Group	11,700,255	21,116,555
	Stockland	25,529,847	82,566,501
	Vicinity Centres	39,674,646	45,335,727
	Waypoint REIT	7,904,710	15,276,813
TOTAL AUSTRALIA			1,084,876,145
BELGIUM — (3.7%)
	Aedifica SA	377,725	54,111,723
	Ascencio	20,171	1,196,380
	Befimmo SA	373,420	15,827,030
	Care Property Invest NV	166,923	5,621,868
	Cofinimmo SA	310,749	50,217,416
	Home Invest Belgium SA	3,929	557,356
	Intervest Offices & Warehouses NV	331,410	9,771,924
	Leasinvest Real Estate SCA	32,716	2,645,143
	Montea NV	117,379	15,729,141
	Retail Estates NV	125,732	10,187,707
	Warehouses De Pauw CVA	1,492,567	64,192,696
	Wereldhave Belgium Comm VA	36,792	2,087,349
	Xior Student Housing NV	75,238	4,862,732
TOTAL BELGIUM			237,008,465

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (5.6%)
#	Allied Properties Real Estate Investment Trust	689,844	$25,274,743
#	Artis Real Estate Investment Trust	1,029,694	9,689,490
	Automotive Properties Real Estate Investment Trust	269,297	2,747,796
#	Boardwalk Real Estate Investment Trust	246,936	9,041,389
	BSR Real Estate Investment Trust	95,970	1,339,741
#	BTB Real Estate Investment Trust	569,708	1,858,538
#	Canadian Apartment Properties REIT	954,797	47,716,891
#	Choice Properties Real Estate Investment Trust	1,782,571	21,003,365
#	Cominar Real Estate Investment Trust	1,163,475	10,668,607
#	Crombie Real Estate Investment Trust	521,202	7,665,964
#	CT Real Estate Investment Trust	551,679	7,552,643
#	Dream Industrial Real Estate Investment Trust	994,975	12,800,055
#	Dream Office Real Estate Investment Trust	444,606	7,954,157
	European Residential Real Estate Investment Trust	26,512	95,414
#	First Capital Real Estate Investment Trust	818,644	11,876,769
#	Granite Real Estate Investment Trust	364,020	25,203,629
#	H&R Real Estate Investment Trust	1,600,637	21,592,437
#	Inovalis Real Estate Investment Trust	232,780	1,826,640
	InterRent Real Estate Investment Trust	750,994	10,823,078
#	Killam Apartment Real Estate Investment Trust	602,106	9,990,056
	Minto Apartment Real Estate Investment Trust	93,892	1,847,586
	Morguard North American Residential Real Estate Investment Trust	301,674	4,284,757
#	Morguard Real Estate Investment Trust	393,815	2,023,368
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,081,424	11,311,785
#	Plaza Retail REIT	554,980	2,001,771
#	PRO Real Estate Investment Trust	243,121	1,354,353
#	RioCan Real Estate Investment Trust	1,703,316	30,841,543
#	Slate Grocery REIT	346,247	3,716,133
#	Slate Office REIT	572,665	2,460,311
#	SmartCentres Real Estate Investment Trust	839,597	20,296,766
#	Summit Industrial Income REIT	908,043	13,806,970
	True North Commercial Real Estate Investment Trust	664,989	4,040,251
	WPT Industrial Real Estate Investment Trust	457,846	8,671,603
TOTAL CANADA			353,378,599
CHINA — (0.2%)
*	RREEF China Commercial Trust	1,392,000	0
	Spring Real Estate Investment Trust	5,905,000	2,173,825
#	Yuexiu Real Estate Investment Trust	18,483,000	9,239,110
TOTAL CHINA			11,412,935
FRANCE — (3.9%)
*	Acanthe Developpement SA	216,361	100,233
#	Altarea SCA	35,010	7,847,265
	ARGAN SA	42,887	5,589,902
	Carmila SA	350,451	4,945,784
	Covivio	557,293	52,352,956
	Gecina SA	486,466	77,149,139
#	ICADE	333,016	30,440,889
	Klepierre SA	2,234,429	54,099,836
	Mercialys SA	1,067,244	12,927,973
	Societe de la Tour Eiffel	46,618	1,603,489
	Vitura SA	18,365	832,837
TOTAL FRANCE			247,890,303
GERMANY — (0.7%)
	Alstria office REIT-AG	1,568,770	33,190,780

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#	Hamborner REIT AG	1,260,797	$13,892,323
TOTAL GERMANY			47,083,103
HONG KONG — (4.3%)
	Champion REIT	23,436,012	13,312,565
	Fortune Real Estate Investment Trust	16,978,000	18,450,828
#	Link REIT	23,166,123	221,383,537
	Prosperity REIT	17,334,000	6,721,559
	Regal Real Estate Investment Trust	9,717,000	2,039,150
	Sunlight Real Estate Investment Trust	13,734,000	8,405,687
TOTAL HONG KONG			270,313,326
IRELAND — (0.4%)
	Hibernia REIT P.L.C.	8,618,165	13,351,898
	Irish Residential Properties REIT P.L.C.	5,597,796	10,227,178
TOTAL IRELAND			23,579,076
ITALY — (0.1%)
	COIMA RES SpA	141,114	1,123,068
*	Immobiliare Grande Distribuzione SIIQ SpA	962,973	4,634,574
TOTAL ITALY			5,757,642
JAPAN — (24.7%)
	Activia Properties, Inc.	7,601	34,527,497
#	Advance Residence Investment Corp.	13,915	47,479,499
#	AEON REIT Investment Corp.	16,798	24,437,470
#	Comforia Residential REIT, Inc.	6,833	21,834,943
	CRE Logistics REIT, Inc.	4,799	9,094,598
	Daiwa House REIT Investment Corp.	22,064	65,691,066
	Daiwa Office Investment Corp.	3,664	26,435,838
	Daiwa Securities Living Investments Corp.	20,442	22,443,322
	Frontier Real Estate Investment Corp.	5,285	24,508,330
	Fukuoka REIT Corp.	7,157	12,029,353
	Global One Real Estate Investment Corp.	10,346	11,950,392
	GLP J-Reit	45,889	82,166,598
	Hankyu Hanshin REIT, Inc.	6,468	9,564,756
#	Health Care & Medical Investment Corp.	3,631	5,066,730
	Heiwa Real Estate REIT, Inc.	9,612	15,312,446
	Hoshino Resorts REIT, Inc.	2,207	14,038,064
	Hulic Reit, Inc.	11,608	20,537,533
	Ichigo Hotel REIT Investment Corp.	3,112	2,593,803
	Ichigo Office REIT Investment Corp.	13,120	11,883,293
#	Industrial & Infrastructure Fund Investment Corp.	20,724	40,168,934
	Invincible Investment Corp.	73,124	28,728,086
#	Itochu Advance Logistics Investment Corp.	2,456	3,584,434
	Japan Excellent, Inc.	13,654	19,004,248
	Japan Hotel REIT Investment Corp.	52,969	32,300,878
#	Japan Logistics Fund, Inc.	9,753	29,593,868
	Japan Metropolitan Fund Invest	79,028	82,784,628
	Japan Prime Realty Investment Corp.	8,877	34,720,029
	Japan Real Estate Investment Corp.	14,504	91,091,601
	Kenedix Office Investment Corp.	4,861	35,844,959
#	Kenedix Residential Next Investment Corp.	10,526	22,787,480
	Kenedix Retail REIT Corp.	6,056	16,808,471
	LaSalle Logiport REIT	13,188	24,155,141
	Marimo Regional Revitalization REIT, Inc.	1,893	2,296,171
	Mirai Corp.	20,422	10,506,107

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Estate Logistics REIT Investment Corp.	1,529	$7,049,151
	Mitsui Fudosan Logistics Park, Inc.	4,469	25,021,954
#	Mori Hills REIT Investment Corp.	18,149	26,694,312
	Mori Trust Hotel Reit, Inc.	3,823	4,759,511
	Mori Trust Sogo Reit, Inc.	10,741	15,495,766
	Nippon Accommodations Fund, Inc.	5,263	32,213,066
	Nippon Building Fund, Inc.	16,608	107,331,662
	Nippon Prologis REIT, Inc.	24,380	81,418,540
	NIPPON REIT Investment Corp.	5,144	21,338,786
	Nomura Real Estate Master Fund, Inc.	47,660	75,730,546
	NTT UD REIT Investment Corp.	14,833	21,541,095
	One REIT, Inc.	2,872	8,968,093
	Ooedo Onsen Reit Investment Corp.	3,237	2,514,202
	Orix JREIT, Inc.	27,727	52,905,418
	Samty Residential Investment Corp.	3,845	4,462,543
	Sekisui House Reit, Inc.	46,890	41,307,067
	SOSiLA Logistics REIT, Inc.	421	660,690
#	Star Asia Investment Corp.	13,573	7,482,768
	Starts Proceed Investment Corp.	3,902	8,881,451
	Takara Leben Real Estate Investment Corp.	5,151	6,139,715
#	Tokyu REIT, Inc.	9,189	17,117,211
	Tosei Reit Investment Corp.	3,927	5,103,340
	United Urban Investment Corp.	32,210	47,380,221
	XYMAX REIT Investment Corp.	2,410	2,761,349
TOTAL JAPAN			1,560,249,023
MALAYSIA — (0.4%)
	Al-'Aqar Healthcare REIT	191,600	55,761
	AmanahRaya Real Estate Investment Trust	294,900	45,864
	AmFIRST Real Estate Investment Trust	1,788,940	167,421
#	Axis Real Estate Investment Trust	9,781,898	4,450,161
#	Capitaland Malaysia Mall Trust	13,246,682	1,948,396
#	IGB Real Estate Investment Trust	16,760,500	6,634,517
#	KLCCP Stapled Group	3,055,200	4,832,319
	Pavilion Real Estate Investment Trust	2,718,100	868,946
	Sentral REIT	3,027,700	645,514
#	Sunway Real Estate Investment Trust	16,796,900	5,618,093
#	YTL Hospitality REIT	6,645,600	1,369,131
TOTAL MALAYSIA			26,636,123
MEXICO — (1.4%)
*	Asesor de Activos Prisma SAPI de C.V.	9,608,950	1,979,112
#	Concentradora Fibra Danhos S.A. de C.V.	3,373,492	3,965,574
#*	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	4,135,625	1,159,274
	Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	1,392,054	474,828
	Fibra Uno Administracion S.A. de C.V.	33,949,324	36,940,275
	Macquarie Mexico Real Estate Management S.A. de C.V.	13,727,087	16,743,167
#	PLA Administradora Industrial S de RL de C.V.	10,575,872	16,740,759
#	Prologis Property Mexico S.A. de C.V.	4,567,765	10,043,633
TOTAL MEXICO			88,046,622
NETHERLANDS — (2.7%)
#	Eurocommercial Properties NV	647,371	16,239,585
	NSI NV	274,658	11,417,133
#*	Unibail-Rodamco-Westfield	8,681,873	37,227,700
*	Unibail-Rodamco-Westfield (BFYM460)	1,117,588	93,023,326
	Vastned Retail NV	221,050	6,606,607

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Wereldhave NV	512,734	$8,463,819
TOTAL NETHERLANDS			172,978,170
NEW ZEALAND — (1.3%)
	Argosy Property, Ltd.	10,328,250	11,728,014
	Goodman Property Trust	12,732,625	21,603,853
	Kiwi Property Group, Ltd.	18,085,100	14,692,643
	Precinct Properties New Zealand, Ltd.	11,714,600	13,043,947
#	Property for Industry, Ltd.	2,693,356	5,418,726
#	Stride Property Group	3,045,510	5,254,839
#	Vital Healthcare Property Trust	4,088,373	9,033,456
TOTAL NEW ZEALAND			80,775,478
SINGAPORE — (9.1%)
	AIMS APAC REIT	7,290,954	8,502,486
	ARA LOGOS Logistics Trust	18,930,843	12,585,200
*	ARA US Hospitality Trust	143,100	77,303
	Ascendas Real Estate Investment Trust	36,254,780	83,431,027
#	Ascott Residence Trust	20,811,121	15,827,833
#	CapitaLand China Trust	13,080,500	13,515,146
#	CapitaLand Integrated Commercial Trust	50,044,611	79,299,444
#	CDL Hospitality Trusts	12,640,280	11,276,731
#	EC World Real Estate Investment Trust	2,355,900	1,415,729
#	ESR-REIT	31,305,721	10,281,640
	Far East Hospitality Trust	10,545,421	4,508,602
#	First Real Estate Investment Trust	16,665,403	3,258,852
#	Frasers Centrepoint Trust	11,500,458	20,546,585
#	Frasers Hospitality Trust	4,581,200	1,741,221
	Frasers Logistics & Commercial Trust	26,880,533	30,105,542
#	IREIT Global	2,054,181	963,343
	Keppel DC REIT	13,165,183	25,631,254
	Keppel Pacific Oak US REIT	6,032,900	4,763,493
#	Keppel REIT	20,106,726	17,823,527
#	Lippo Malls Indonesia Retail Trust	59,204,079	2,746,603
	Manulife US Real Estate Investment Trust	16,116,186	12,256,102
	Mapletree Commercial Trust	24,631,906	39,215,623
#	Mapletree Industrial Trust	19,910,590	44,085,392
	Mapletree Logistics Trust	32,618,497	50,785,985
	Mapletree North Asia Commercial Trust	26,491,800	19,752,292
#	OUE Commercial Real Estate Investment Trust	14,500,455	4,656,166
	Parkway Life Real Estate Investment Trust	4,487,700	15,373,911
	Prime US REIT	761,800	639,731
	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	10,423,784	3,350,905
	Sasseur Real Estate Investment Trust	1,497,100	1,049,528
	SPH REIT	6,894,800	4,654,742
	Starhill Global REIT	22,998,800	10,527,134
	Suntec Real Estate Investment Trust	20,307,200	21,853,392
TOTAL SINGAPORE			576,502,464
SOUTH AFRICA — (1.7%)
	Arrowhead Properties, Ltd., Class B	4,926,820	1,074,765
#*	Attacq, Ltd.	4,329,322	1,959,820
	Emira Property Fund, Ltd.	8,983,304	5,637,805
#	Equites Property Fund, Ltd.	4,786,181	6,094,629
#	Growthpoint Properties, Ltd.	36,408,924	36,647,833
#	Hyprop Investments, Ltd.	4,133,702	6,939,706
	Investec Property Fund, Ltd.	4,350,098	2,996,077
	Octodec Investments, Ltd.	456,880	275,627

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Redefine Properties, Ltd.	62,682,489	$17,932,148
	Resilient REIT, Ltd.	4,537,940	16,260,441
	SA Corporate Real Estate, Ltd.	30,494,077	4,260,435
	Tower Property Fund, Ltd.	137,292	34,597
#	Vukile Property Fund, Ltd.	10,597,311	7,604,519
TOTAL SOUTH AFRICA			107,718,402
SPAIN — (1.4%)
#	Inmobiliaria Colonial Socimi SA	3,139,744	33,493,209
	Lar Espana Real Estate Socimi SA	993,239	6,247,075
	Merlin Properties Socimi SA	4,149,732	46,543,554
TOTAL SPAIN			86,283,838
TAIWAN — (0.2%)
	Cathay No 1 REIT	10,789,000	6,836,908
	Cathay No 2 REIT	4,104,000	2,858,948
	Fubon No 1 REIT	1,279,000	801,075
	Fubon No 2 REIT	4,032,000	2,296,754
	Shin Kong No.1 REIT	4,824,000	3,310,214
TOTAL TAIWAN			16,103,899
TURKEY — (0.2%)
*	Akfen Gayrimenkul Yatirim Ortakligi A.S.	1,231,257	582,003
*	AKIS Gayrimenkul Yatirimi A.S.	4,858,927	1,043,133
	Akmerkez Gayrimenkul Yatirim Ortakligi A.S.	34,236	162,240
	Alarko Gayrimenkul Yatirim Ortakligi A.S.	488,389	1,184,084
#	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	17,691,253	3,834,062
	Halk Gayrimenkul Yatirim Ortakligi A.S.	2,363,245	624,773
#*	Is Gayrimenkul Yatirim Ortakligi A.S.	7,449,274	1,650,022
*	Nurol Gayrimenkul Yatirim Ortakligi A.S.	339,953	604,925
*	Ozak Gayrimenkul Yatirim Ortakligi	1,504,018	742,420
	Panora Gayrimenkul Yatirim Ortakligi	791,103	644,285
*	Reysas Gayrimenkul Yatirim Ortakligi A.S.	660,992	363,880
#*	Torunlar Gayrimenkul Yatirim Ortakligi A.S.	1,677,304	706,363
*	Vakif Gayrimenkul Yatirim Ortakligi A.S.	9,688,629	1,713,567
	Yeni Gimat Gayrimenkul Ortakligi A.S.	331,847	542,377
TOTAL TURKEY			14,398,134
UNITED KINGDOM — (14.1%)
	Assura P.L.C.	19,949,732	21,655,026
	Big Yellow Group P.L.C.	1,968,386	39,674,886
	British Land Co. P.L.C. (The)	10,251,916	72,582,882
*	Capital & Counties Properties P.L.C.	4,793,095	11,367,391
*	Capital & Regional P.L.C.	5,467	5,343
	Civitas Social Housing PLC	1,913,206	3,146,116
	Custodian Reit P.L.C.	1,779,401	2,593,144
	Derwent London P.L.C.	1,231,191	62,079,505
	Ediston Property Investment Co. P.L.C.	604,718	622,003
*	Empiric Student Property P.L.C.	5,107,431	6,860,157
	GCP Student Living P.L.C.	3,850,650	11,315,042
#	Great Portland Estates P.L.C.	2,811,469	29,755,352
#	Hammerson P.L.C.	61,511,742	31,555,480
	Impact Healthcare Reit P.L.C.	580,658	958,750
*	Intu Properties P.L.C.	13,154,625	0
	Land Securities Group P.L.C.	8,170,835	80,420,434
	LondonMetric Property P.L.C.	10,532,181	36,385,246
	LXI REIT P.L.C.	1,595,749	3,194,419

DFA International Real Estate Securities Portfolio
CONTINUED
	Shares	Value»
UNITED KINGDOM — (Continued)
McKay Securities P.L.C.	501,454	$1,583,550
NewRiver REIT P.L.C.	4,280,978	4,978,146
Primary Health Properties P.L.C.	13,089,809	29,777,867
Regional REIT, Ltd.	3,558,913	4,373,429
Safestore Holdings P.L.C.	2,716,328	39,857,219
Schroder Real Estate Investment Trust, Ltd.	4,385,621	2,986,494
Secure Income REIT P.L.C.	1,010,659	5,524,323
Segro P.L.C.	13,268,010	224,285,618
# Shaftesbury P.L.C.	2,338,258	19,166,959
Standard Life Investment Property Income Trust, Ltd.	3,540,921	3,504,243
Target Healthcare REIT P.L.C.	1,789,863	3,101,226
Tritax Big Box REIT P.L.C.	20,317,735	59,440,722
UNITE Group P.L.C. (The)	3,395,380	54,648,380
Workspace Group P.L.C.	1,885,070	22,579,170
TOTAL UNITED KINGDOM		889,978,522
TOTAL COMMON STOCKS Cost ($4,963,569,528)		5,900,970,269

			Value†
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	36,421,606	421,397,987
TOTAL INVESTMENTS — (100.0%)
(Cost $5,384,940,531)^^			$6,322,368,256
As of July 31, 2021, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	193	09/17/21	$41,551,454	$42,358,675	$807,221
Total Futures Contracts			$41,551,454	$42,358,675	$807,221
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$557,553	$1,084,318,592	—	$1,084,876,145
Belgium	—	237,008,465	—	237,008,465
Canada	353,378,599	—	—	353,378,599
China	—	11,412,935	—	11,412,935
France	—	247,890,303	—	247,890,303
Germany	—	47,083,103	—	47,083,103
Hong Kong	—	270,313,326	—	270,313,326
Ireland	—	23,579,076	—	23,579,076
Italy	—	5,757,642	—	5,757,642
Japan	—	1,560,249,023	—	1,560,249,023
Malaysia	—	26,636,123	—	26,636,123
Mexico	88,046,622	—	—	88,046,622
Netherlands	—	172,978,170	—	172,978,170
New Zealand	—	80,775,478	—	80,775,478

DFA International Real Estate Securities Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	—	$576,502,464	—	$576,502,464
South Africa	—	107,718,402	—	107,718,402
Spain	—	86,283,838	—	86,283,838
Taiwan	—	16,103,899	—	16,103,899
Turkey	—	14,398,134	—	14,398,134
United Kingdom	—	889,978,522	—	889,978,522
Securities Lending Collateral	—	421,397,987	—	421,397,987
Futures Contracts**	$807,221	—	—	807,221
TOTAL	$442,789,995	$5,880,385,482	—	$6,323,175,477
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value†
COMMON STOCKS — (55.7%)
CANADA — (0.0%)
#	Brookfield Asset Management, Inc., Class A	74,317	$4,012,375
UNITED STATES — (55.7%)
	Acadia Realty Trust	395,756	8,469,178
	Agree Realty Corp.	280,901	21,109,710
	Alexander's, Inc.	10,266	2,862,571
	Alexandria Real Estate Equities, Inc.	588,622	118,513,153
	American Assets Trust, Inc.	229,467	8,474,216
	American Campus Communities, Inc.	576,601	29,008,796
	American Finance Trust, Inc.	157,901	1,337,421
	American Homes 4 Rent, Class A	1,198,179	50,323,535
	American Tower Corp.	1,814,073	513,019,844
	Apartment Income REIT Corp.	639,144	33,644,543
	Apartment Investment and Management Co., Class A	624,193	4,344,384
	Apple Hospitality REIT, Inc.	966,707	14,452,270
	AvalonBay Communities, Inc.	595,358	135,640,413
#	Bluerock Residential Growth REIT, Inc.	107,934	1,378,317
	Boston Properties, Inc.	631,669	74,145,307
#*	Braemar Hotels & Resorts, Inc.	137,489	701,194
	Brandywine Realty Trust	769,497	10,742,178
	Brixmor Property Group, Inc.	1,242,580	28,604,192
	BRT Apartments Corp.	18,798	330,281
	Camden Property Trust	416,002	62,146,539
	CareTrust REIT, Inc.	435,175	10,496,421
	Cedar Realty Trust, Inc.	44,088	731,860
	Centerspace	56,305	5,067,450
*	Chatham Lodging Trust	215,398	2,645,087
	CIM Commercial Trust Corp.	2,013	16,507
	City Office REIT, Inc.	196,886	2,533,923
	Clipper Realty, Inc.	10,890	90,605
	Columbia Property Trust, Inc.	543,385	9,058,228
	Community Healthcare Trust, Inc.	94,794	4,723,585
*	CorePoint Lodging, Inc.	178,932	2,404,846
	CoreSite Realty Corp.	179,778	24,847,117
	Corporate Office Properties Trust	511,088	15,046,431
	Cousins Properties, Inc.	627,119	24,909,168
	Crown Castle International Corp.	1,756,044	339,074,536
	CTO Realty Growth, Inc.	20,200	1,135,038
	CubeSmart	842,810	41,853,945
	CyrusOne, Inc.	512,487	36,524,948
*	DiamondRock Hospitality Co.	937,959	8,075,827
	Digital Realty Trust, Inc.	1,065,951	164,326,975
	Diversified Healthcare Trust	1,078,686	4,206,875
	Douglas Emmett, Inc.	734,684	24,538,446
	Duke Realty Corp.	1,595,075	81,157,416
	Easterly Government Properties, Inc.	366,161	8,311,855
	EastGroup Properties, Inc.	166,222	29,291,641
#	Empire State Realty Trust, Inc., Class A	662,688	7,574,524
	EPR Properties	340,179	17,111,004
	Equinix, Inc.	362,611	297,489,691
	Equity Commonwealth	283,483	7,452,768
	Equity LifeStyle Properties, Inc.	725,843	60,825,643
	Equity Residential	1,590,294	133,791,434
»	ESC WAR IND	183,367	49,069
	Essential Properties Realty Trust, Inc.	499,382	14,881,584

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Essex Property Trust, Inc.	277,372	$91,005,753
	Extra Space Storage, Inc.	562,241	97,908,648
	Federal Realty Investment Trust	306,103	35,976,286
	First Industrial Realty Trust, Inc.	541,190	29,646,388
	Four Corners Property Trust, Inc.	339,467	9,746,098
	Franklin Street Properties Corp.	470,776	2,457,451
	Gaming and Leisure Properties, Inc.	925,101	43,794,281
	Getty Realty Corp.	162,504	5,133,501
	Gladstone Commercial Corp.	145,505	3,372,806
	Global Medical REIT, Inc.	184,890	2,876,888
	Global Net Lease, Inc.	414,540	7,656,560
	Healthcare Realty Trust, Inc.	601,157	19,164,885
	Healthcare Trust of America, Inc., Class A	916,797	26,211,226
	Healthpeak Properties, Inc.	2,298,884	84,989,741
*	Hersha Hospitality Trust	167,441	1,575,620
	Highwoods Properties, Inc.	435,196	20,754,497
*	Host Hotels & Resorts, Inc.	2,961,527	47,177,125
	Hudson Pacific Properties, Inc.	676,343	18,437,110
#	Independence Realty Trust, Inc.	445,709	8,593,272
	Indus Realty Trust, Inc.	800	54,040
	Industrial Logistics Properties Trust	288,389	7,815,345
	Invitation Homes, Inc.	2,420,656	98,472,280
#	Iron Mountain, Inc.	1,203,218	52,652,820
	JBG SMITH Properties	508,845	16,603,596
	Kilroy Realty Corp.	438,525	30,376,627
	Kimco Realty Corp.	1,813,105	38,673,530
	Kite Realty Group Trust	399,504	8,054,001
	Lamar Advertising Co., Class A	362,565	38,649,429
	Lexington Realty Trust	1,278,384	16,810,750
	Life Storage, Inc.	323,296	37,941,960
	LTC Properties, Inc.	187,699	7,104,407
#	Macerich Co. (The)	673,878	10,984,211
	Mack-Cali Realty Corp.	431,009	7,758,162
	Medical Properties Trust, Inc.	2,423,399	50,964,081
	MGM Growth Properties LLC, Class A	621,815	23,504,607
	Mid-America Apartment Communities, Inc.	488,169	94,265,341
	Monmouth Real Estate Investment Corp.	406,971	7,748,728
	National Health Investors, Inc.	201,403	13,741,727
	National Retail Properties, Inc.	734,753	35,907,379
	National Storage Affiliates Trust	298,882	16,190,438
	New Senior Investment Group, Inc.	353,557	3,259,796
	NexPoint Residential Trust, Inc.	87,453	5,155,354
	Office Properties Income Trust	223,214	6,468,742
	Omega Healthcare Investors, Inc.	984,352	35,712,297
#	One Liberty Properties, Inc.	70,203	2,147,510
*	Outfront Media, Inc.	652,765	15,594,556
	Paramount Group, Inc.	850,936	8,305,135
*	Park Hotels & Resorts, Inc.	1,015,979	18,795,614
	Pebblebrook Hotel Trust	599,191	13,475,796
	Physicians Realty Trust	912,318	17,288,426
	Piedmont Office Realty Trust, Inc., Class A	576,916	10,972,942
	Plymouth Industrial REIT, Inc.	56,197	1,297,027
	Preferred Apartment Communities, Inc., Class A	91,854	968,141
	Prologis, Inc.	3,087,440	395,315,764
	PS Business Parks, Inc.	91,005	13,984,738
	Public Storage	665,891	208,077,620
	Realty Income Corp.	1,593,474	112,005,287
	Regency Centers Corp.	710,556	46,477,442
	Retail Opportunity Investments Corp.	552,609	9,764,601

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Retail Properties of America, Inc., Class A	963,913	$12,154,943
	Retail Value, Inc.	77,896	1,903,787
	Rexford Industrial Realty, Inc.	594,593	36,579,361
	RLJ Lodging Trust	748,579	10,742,106
	RPT Realty	364,153	4,639,309
*	Ryman Hospitality Properties, Inc.	225,230	17,275,141
	Sabra Health Care REIT, Inc.	902,992	16,786,621
	Saul Centers, Inc.	56,278	2,566,277
	SBA Communications Corp.	465,813	158,837,575
#*	Seritage Growth Properties	162,410	2,577,447
	Service Properties Trust	734,574	8,175,809
	Simon Property Group, Inc.	1,393,026	176,245,650
	SITE Centers Corp.	759,557	12,046,582
#	SL Green Realty Corp.	299,748	22,319,236
	Spirit Realty Capital, Inc.	480,939	24,152,767
	STAG Industrial, Inc.	667,869	27,596,347
	STORE Capital Corp.	1,063,612	38,492,118
*	Summit Hotel Properties, Inc.	488,395	4,400,439
	Sun Communities, Inc.	469,155	92,005,987
*	Sunstone Hotel Investors, Inc.	975,989	11,262,913
#	Tanger Factory Outlet Centers, Inc.	446,603	7,668,174
	Terreno Realty Corp.	296,223	20,249,804
	UDR, Inc.	1,265,344	69,581,267
	UMH Properties, Inc.	165,916	3,862,524
	Uniti Group, Inc.	567,461	6,644,968
	Universal Health Realty Income Trust	56,963	3,403,539
	Urban Edge Properties	553,459	10,515,721
	Urstadt Biddle Properties, Inc.	6,002	100,770
	Urstadt Biddle Properties, Inc., Class A	129,339	2,466,495
	Ventas, Inc.	1,598,887	95,581,465
	VEREIT, Inc.	967,276	47,367,516
#	VICI Properties, Inc.	104,062	3,245,694
	Vornado Realty Trust	681,037	29,625,109
	Washington Real Estate Investment Trust	377,347	9,165,759
	Weingarten Realty Investors	524,790	16,892,990
	Welltower, Inc.	1,786,156	155,145,510
	Whitestone REIT	170,011	1,504,597
	WP Carey, Inc.	761,497	61,445,193
*	Xenia Hotels & Resorts, Inc.	507,984	8,981,157
TOTAL UNITED STATES			5,829,519,539
TOTAL COMMON STOCKS			5,833,531,914
PREFERRED STOCKS — (0.0%)
UNITED STATES — (0.0%)
	Brookfield Property Preferred L.P., 6.250%	53,474	1,334,176
AFFILIATED INVESTMENT COMPANIES — (43.4%)
UNITED STATES — (43.4%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	718,530,591	3,664,506,013
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	18,532,935	880,314,440
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			4,544,820,453
TOTAL INVESTMENT SECURITIES (Cost $7,960,482,061)			10,379,686,543

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	7,869,585	$91,051,098
TOTAL INVESTMENTS — (100.0%)
(Cost $8,051,523,944)^^			$10,470,737,641
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$4,012,375	—	—	$4,012,375
United States	5,829,470,470	$49,069	—	5,829,519,539
Preferred Stocks
United States	1,334,176	—	—	1,334,176
Affiliated Investment Companies	4,544,820,453	—	—	4,544,820,453
Securities Lending Collateral	—	91,051,098	—	91,051,098
TOTAL	$10,379,637,474	$91,100,167	—	$10,470,737,641

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
AUSTRALIA — (7.5%)
*	A2B Australia, Ltd.	1,251,360	$1,222,242
	Accent Group, Ltd.	620,640	1,246,091
	Adbri, Ltd.	1,041,095	2,711,646
*	Ainsworth Game Technology, Ltd.	844,596	621,218
*	Alliance Aviation Services, Ltd.	38,904	122,700
*	AMA Group, Ltd.	130,348	46,916
#	AMP, Ltd.	5,139,725	3,937,422
	Ansell, Ltd.	266,901	7,717,251
*	Arafura Resources, Ltd.	351,531	32,340
#	Aurelia Metals, Ltd.	1,167,749	315,639
	Austal, Ltd.	808,705	1,284,312
	Austin Engineering, Ltd.	647,686	78,400
*	Australian Agricultural Co., Ltd.	635,103	650,416
	Australian Pharmaceutical Industries, Ltd.	9,949,481	10,299,241
#	Australian Vintage, Ltd.	612,478	348,211
	Auswide Bank, Ltd.	10,788	49,547
	AVJennings, Ltd.	1,149,935	525,554
	Bank of Queensland, Ltd.	8,692,277	57,614,941
	Bapcor, Ltd.	146,194	879,144
	Base Resources, Ltd.	497,152	104,143
*	BCI Minerals, Ltd.	109,746	45,468
	Beach Energy, Ltd.	12,035,455	10,586,662
	Bega Cheese, Ltd.	2,215,447	8,396,994
	Bendigo & Adelaide Bank, Ltd.	2,197,256	16,679,997
	Brickworks, Ltd.	460,493	8,217,899
	BWX, Ltd.	1,103,104	4,043,817
	Capral, Ltd.	7,683	42,179
#*	Carnarvon Petroleum, Ltd.	167,112	32,503
	CDS Technologies, Ltd.	15,209	0
	Cedar Woods Properties, Ltd.	760,311	3,706,388
	Challenger, Ltd.	256,163	1,072,162
	Cleanaway Waste Management, Ltd.	25,115,548	47,065,637
	CSR, Ltd.	6,444,659	26,436,772
*	Domain Holdings Australia, Ltd.	774,788	2,778,115
	Downer EDI, Ltd.	10,150,069	39,488,553
#*	Eclipx Group, Ltd.	4,136,629	7,157,551
	Elanor Investor Group	54,745	77,522
	Elders, Ltd.	263,067	2,189,109
	Enero Group, Ltd.	11,447	26,242
#	EQT Holdings, Ltd.	23,977	478,316
*	Estia Health, Ltd.	3,963,621	6,871,458
*	EVENT Hospitality and Entertainment, Ltd.	1,256,656	11,538,317
	Finbar Group, Ltd.	11,796	7,341
	Fleetwood, Ltd.	1,182,560	2,221,308
*	G8 Education, Ltd.	13,388,921	9,544,797
*	Genworth Mortgage Insurance Australia, Ltd.	5,169,797	7,733,591
	GrainCorp, Ltd., Class A	4,800,669	18,502,267
#	Grange Resources, Ltd.	3,384,131	2,103,580
*	GTN, Ltd.	74,832	22,481
	Healius, Ltd.	8,591,056	30,821,137
*	Hot Chili, Ltd.	5,056,274	133,235
*	HT&E, Ltd.	3,977,884	4,850,707
#*	Humm Group, Ltd.	7,099,360	4,878,118
*	Huon Aquaculture Group, Ltd.	19,513	39,812
	IGO, Ltd.	11,280,443	76,965,731

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Iluka Resources, Ltd.	254,212	$1,853,169
	Incitec Pivot, Ltd.	723,512	1,426,226
	Intega Group, Ltd.	819,378	316,070
	IOOF Holdings, Ltd.	10,922,769	33,596,022
	IVE Group, Ltd.	584,689	645,855
*	Japara Healthcare, Ltd.	3,118,933	3,162,229
*	Kalium Lakes, Ltd.	275,144	43,517
	Lednium Technology Pty, Ltd.	438,495	0
	Link Administration Holdings, Ltd.	2,756,730	9,835,147
	MACA, Ltd.	6,613,402	4,346,053
	Macmahon Holdings, Ltd.	8,295,683	1,339,009
*	Mayne Pharma Group, Ltd.	10,677,168	2,513,758
	McPherson's, Ltd.	1,948,773	1,518,093
	Medusa Mining, Ltd.	85,118	51,187
#	Metcash, Ltd.	769,543	2,278,181
	Michael Hill International, Ltd.	13,999	8,976
	Michael Hill International, Ltd.	402,866	253,316
	Mineral Resources, Ltd.	23,374	1,081,496
*	MMA Offshore, Ltd.	151,834	41,237
	Monash IVF Group, Ltd.	3,416,368	2,179,517
#	Money3 Corp., Ltd.	2,288,975	5,118,260
	Mount Gibson Iron, Ltd.	10,611,701	6,715,930
#*	Myer Holdings, Ltd.	10,378,069	3,773,557
	MyState, Ltd.	871,400	3,167,457
	Navigator Global Investments, Ltd.	2,315,816	2,992,351
#	New Hope Corp., Ltd.	3,134,697	4,590,311
	Nickel Mines, Ltd.	937,593	756,513
	Nine Entertainment Co. Holdings, Ltd.	17,139,049	34,946,806
	NRW Holdings, Ltd.	262,351	329,964
*	Nufarm, Ltd.	3,659,577	11,607,415
#*	OM Holdings, Ltd.	47,150	27,891
*	oOh!media, Ltd.	3,895,231	4,696,550
*	Orocobre, Ltd.	525,755	3,180,764
	OZ Minerals, Ltd.	4,562,175	77,346,419
	Pacific Current Group, Ltd.	17,585	73,290
	Peet, Ltd.	2,797,613	2,399,342
	Perenti Global, Ltd.	12,105,037	8,129,350
	Perpetual, Ltd.	110,979	3,067,201
*	Perseus Mining, Ltd.	19,416,400	23,728,763
	Premier Investments, Ltd.	1,155,618	22,876,711
	Propel Funeral Partners, Ltd.	116,137	306,712
	Ramelius Resources, Ltd.	759,457	941,429
#*	Reject Shop, Ltd. (The)	247,743	961,771
	Reliance Worldwide Corp., Ltd.	2,206,270	9,011,869
#*	Resolute Mining, Ltd.	2,538,909	1,000,760
*	Retail Food Group, Ltd.	384,326	22,532
*	Ridley Corp., Ltd.	6,764,916	5,662,131
	Sandfire Resources, Ltd.	2,522,750	12,769,002
#	Select Harvests, Ltd.	2,488,706	14,539,301
#	Senex Energy, Ltd.	1,373,965	3,210,235
	Servcorp, Ltd.	394,932	959,236
	SG Fleet Group, Ltd.	49,174	107,338
	Shaver Shop Group, Ltd.	908,432	681,273
	Sigma Healthcare, Ltd.	9,232,090	4,267,805
*	Silver Lake Resources, Ltd.	510,960	571,073
	Sims, Ltd.	2,971,085	35,917,605
	Southern Cross Electrical Engineering, Ltd.	19,065	7,140
*	Southern Cross Media Group, Ltd.	4,004,057	5,742,119
#*	Speedcast International, Ltd.	59,723	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	SRG Global, Ltd.	279,315	$119,866
	St Barbara, Ltd.	1,941,232	2,513,326
*	Star Entertainment Grp, Ltd. (The)	10,082,089	25,411,285
	Sunland Group, Ltd.	4,047,550	7,684,792
	Super Retail Group, Ltd.	423,525	4,131,294
#*	Superloop, Ltd.	182,929	117,831
*	Syrah Resources, Ltd.	803,505	829,154
#	Tassal Group, Ltd.	5,158,146	12,282,013
#	United Malt Grp, Ltd.	6,379,827	21,106,728
	Virgin Australia Holdings, Ltd.	39,419,376	0
	Virtus Health, Ltd.	1,485,948	7,614,223
	Vita Group, Ltd.	862,829	638,748
	Viva Energy Group, Ltd.	6,235,416	9,456,831
	Western Areas, Ltd.	5,962,413	11,458,479
*	Westgold Resources, Ltd.	299,225	383,907
*	Whitehaven Coal, Ltd.	10,802,885	17,606,706
TOTAL AUSTRALIA			948,611,557
AUSTRIA — (1.1%)
	Addiko Bank AG	2,089	35,283
	Agrana Beteiligungs AG	363,637	7,722,322
*	ams AG	1,203,639	23,000,096
	AT&S Austria Technologie & Systemtechnik AG	154,729	7,088,762
	BAWAG Group AG	217,377	12,349,070
	EVN AG	391,587	9,480,536
	Oberbank AG	28,579	3,024,070
	POLYTEC Holding AG	28,277	338,052
	Raiffeisen Bank International AG	1,311,750	31,015,995
	Strabag SE	343,479	15,584,298
	UNIQA Insurance Group AG	730,194	6,258,818
	Vienna Insurance Group AG Wiener Versicherung Gruppe	481,612	13,272,563
	voestalpine AG	346,580	15,289,601
	Zumtobel Group AG	71,465	757,437
TOTAL AUSTRIA			145,216,903
BELGIUM — (1.8%)
	Ackermans & van Haaren NV	362,555	62,476,599
*	AGFA-Gevaert NV	270,141	1,332,420
	Banque Nationale de Belgique	1,492	3,098,202
	Bekaert SA	885,063	42,033,479
	Cie d'Entreprises CFE	43,287	4,421,209
	Deceuninck NV	1,490,928	6,102,909
	D'ieteren Group	304,704	48,837,448
	Econocom Group SA	8,129	35,351
	Euronav NV	3,368,136	29,268,670
#	Euronav NV	78,248	676,845
	Gimv NV	80,518	5,137,705
*	Greenyard NV	10,072	109,921
#	Immobel SA	26,029	2,204,484
#*	Ontex Group NV	576,522	6,412,887
	Recticel SA	676,574	11,148,988
	Roularta Media Group NV	10,995	187,314
	Sipef NV	90,815	5,057,246
*	Tessenderlo Group SA	99,094	4,191,812
	Viohalco SA	35,319	189,748
TOTAL BELGIUM			232,923,237

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.8%)
*	5N Plus, Inc.	26,834	$57,213
#	Acadian Timber Corp.	103,997	1,463,760
*	Advantage Energy, Ltd.	1,607,276	6,042,100
	Aecon Group, Inc.	1,152,112	18,792,465
	AGF Management, Ltd., Class B	1,204,370	7,288,388
	Alamos Gold, Inc., Class A	7,294,338	59,285,498
#	Alaris Equity Partners Income	455,937	6,505,033
*	Alcanna, Inc.	185,045	965,568
#	Algoma Central Corp.	307,731	3,830,605
#	AltaGas, Ltd.	1,089,984	23,073,483
*	Amerigo Resources, Ltd.	27,004	27,489
	Andrew Peller, Ltd., Class A	10,057	71,824
#	ARC Resources, Ltd.	5,961,374	45,106,898
*	Argonaut Gold, Inc.	2,932,178	7,896,856
#	Birchcliff Energy, Ltd.	5,369,420	20,270,895
*	Black Diamond Group, Ltd.	1,025,016	3,327,440
#*	Bonterra Energy Corp.	461,786	2,098,691
	Cameco Corp.	210,692	3,750,318
#	Canaccord Genuity Group, Inc.	1,225,235	13,356,200
#	Canadian Western Bank	1,903,542	51,891,202
*	Canfor Corp.	537,567	10,379,921
*	Canfor Pulp Products, Inc.	29,165	158,261
#*	Capstone Mining Corp.	2,467,153	11,054,332
*	Cardinal Energy, Ltd.	301,269	758,243
#	Cascades, Inc.	2,600,286	33,326,846
*	Celestica, Inc.	36,401	322,877
*	Celestica, Inc.	2,329,588	20,595,828
	Centerra Gold, Inc.	4,789,559	38,505,352
	Cervus Equipment Corp.	69,986	810,034
*	CES Energy Solutions Corp.	694,200	901,414
#	Chesswood Group, Ltd.	56,300	528,884
#	China Gold International Resources Corp., Ltd.	3,341,437	8,436,620
*	Conifex Timber, Inc.	26,201	36,332
#*	Copper Mountain Mining Corp.	1,029,607	2,979,225
#	Corus Entertainment, Inc., Class B	2,413,871	11,202,559
#	Crescent Point Energy Corp.	6,422,206	23,473,276
	Crescent Point Energy Corp.	100,092	367,338
#*	Crew Energy, Inc.	1,973,649	3,417,026
	Dexterra Group, Inc.	300,973	1,604,258
	Doman Building Materials Group, Ltd.	188,768	1,044,004
*	Dorel Industries, Inc., Class B	311,323	3,535,947
	DREAM Unlimited Corp., Class A	165,013	3,551,287
#	Dundee Precious Metals, Inc.	2,560,814	15,497,071
	ECN Capital Corp.	1,524,925	12,821,788
	E-L Financial Corp., Ltd.	5,359	3,960,402
*	Eldorado Gold Corp.	403,943	3,775,229
#*	Eldorado Gold Corp.	588,902	5,494,456
	Endeavour Mining P.L.C.	780,262	18,580,943
	Enerflex, Ltd.	1,665,990	9,667,977
*	Ensign Energy Services, Inc.	2,061,268	2,990,458
*	Equinox Gold Corp.	6,029	41,946
#	Equitable Group, Inc.	286,784	34,480,282
#	Exco Technologies, Ltd.	326,069	2,686,750
	Firm Capital Mortgage Investment Corp.	64,367	789,884
#*	Fortuna Silver Mines, Inc.	1,789,936	8,507,791
#	Freehold Royalties, Ltd.	499,231	3,493,336
*	Frontera Energy Corp.	225,751	1,384,254
*	Gasfrac Energy Services, Inc.	42,951	0
#*	GoldMoney, Inc.	8,200	18,666

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Gran Tierra Energy, Inc.	7,094,568	$4,264,929
	Guardian Capital Group, Ltd., Class A	60,237	1,593,316
*	Heroux-Devtek, Inc.	195,046	2,718,700
	High Liner Foods, Inc.	224,934	2,365,449
*	Home Capital Group, Inc., Class B	1,308,749	40,754,167
#	Hudbay Minerals, Inc.	4,786,498	34,183,791
#*	i-80 Gold Corp.	12,262	25,751
	iA Financial Corp., Inc.	713,135	39,452,210
#*	IAMGOLD Corp.	9,083,898	24,828,545
*	Imperial Metals Corp.	3,500	13,269
#	Inter Pipeline, Ltd.	593,355	9,502,431
	Interfor Corp.	852,963	17,495,450
#*	Kelt Exploration, Ltd.	1,590,374	4,321,393
#*	Knight Therapeutics, Inc.	264,176	1,084,146
#	KP Tissue, Inc.	12,413	103,873
	Lassonde Industries, Inc., Class A	2,503	346,219
#	Laurentian Bank of Canada	1,164,047	39,560,430
	Leon's Furniture, Ltd.	1,160	21,562
#*	Lightstream Resources, Ltd.	2,048,004	0
	Linamar Corp.	947,126	56,041,072
	Magellan Aerospace Corp.	46,300	379,648
*	Major Drilling Group International, Inc.	263,755	1,818,125
#	Maple Leaf Foods, Inc.	198,767	3,936,785
#	Martinrea International, Inc.	2,425,307	24,610,762
#	Medical Facilities Corp.	146,600	969,421
*	MEG Energy Corp.	5,060,206	32,285,380
	Melcor Developments, Ltd.	126,928	1,282,913
*	Mercator Minerals, Ltd.	861,957	0
#	Mullen Group, Ltd.	567,533	6,163,892
*	New Gold, Inc.	380,600	622,334
*	New Gold, Inc.	341,347	559,809
#	North American Construction Group, Ltd.	5,376	80,532
*	NuVista Energy, Ltd.	3,016,132	8,461,415
#*	Obsidian Energy, Ltd.	7,600	22,783
#*	OceanaGold Corp.	11,695,673	22,780,126
	Osisko Gold Royalties, Ltd.	6,803	92,753
	Osisko Gold Royalties, Ltd.	20,410	278,392
*	Osisko Mining, Inc.	28,258	72,027
	Paramount Resources, Ltd., Class A	872,281	11,291,548
*	Parex Resources, Inc.	1,301,277	21,381,996
#	Peyto Exploration & Development Corp.	2,222,706	12,880,863
	Pizza Pizza Royalty Corp.	436,892	4,013,131
#	Polaris Infrastructure, Inc.	308,959	4,640,824
#	PrairieSky Royalty, Ltd.	1,230,185	13,784,856
*	Precision Drilling Corp.	229,054	7,619,237
*	Precision Drilling Corp.	6,305	209,830
	Quarterhill, Inc.	1,242,916	2,371,064
#	Russel Metals, Inc.	285,210	8,046,964
#	Secure Energy Services, Inc.	618,042	2,090,524
*	ShawCor, Ltd.	15,522	61,585
	SNC-Lavalin Group, Inc.	6,290	167,384
*	Sonde Resources Corp.	463,104	0
*	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	1,123,535	18,290,321
*	Storm Resources, Ltd.	408,623	1,185,649
#*	Surge Energy, Inc.	1,648,891	713,691
#*	Tamarack Valley Energy, Ltd.	2,056,135	4,433,314
*	Taseko Mines, Ltd.	628,687	1,128,774
	Tidewater Midstream and Infrastructure, Ltd.	1,780,872	2,012,688

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Timbercreek Financial Corp.	756,957	$5,885,286
	TLC Vision Corp.	829,259	0
*	Torex Gold Resources, Inc.	283,451	3,187,574
*	Total Energy Services, Inc.	504,893	1,626,860
	Tourmaline Oil Corp.	3,301,772	90,139,752
	TransAlta Corp.	5,048,914	52,650,185
#	Transcontinental, Inc., Class A	973,568	19,266,908
*	TransGlobe Energy Corp.	257,839	431,936
#*	Turquoise Hill Resources, Ltd.	755,393	12,615,063
*	Turquoise Hill Resources, Ltd.	6,632	110,675
*	Uni-Select, Inc.	324,351	4,016,690
#*	Vermilion Energy, Inc.	371,903	2,673,910
*	Vermilion Energy, Inc.	908,375	6,531,216
	VersaBank	35,929	383,020
#	Wajax Corp.	105,890	1,889,317
	Western Forest Products, Inc.	453,505	701,559
#	Whitecap Resources, Inc.	7,364,604	33,706,226
#	Yamana Gold, Inc.	12,036,191	53,929,391
#*	Yangarra Resources, Ltd.	406,155	442,747
TOTAL CANADA			1,365,889,381
CHINA — (0.0%)
*	FIH Mobile, Ltd.	7,933,000	1,083,939
*	Hanfeng Evergreen, Inc.	707,267	0
TOTAL CHINA			1,083,939
DENMARK — (2.4%)
#	Alm Brand A.S.	1,071,859	7,782,053
	BankNordik P/F	9,794	260,758
	Columbus A.S.	41,274	70,381
	D/S Norden A.S.	299,794	8,556,272
*	Dfds A.S.	358,978	19,827,308
*	Drilling Co. of 1972 A.S. (The)	136,099	5,249,849
	FLSmidth & Co. A.S.	616,706	22,857,534
	GronlandsBANKEN A.S.	1,526	151,372
*	H+H International A.S., Class B	67,100	2,263,452
*	Harboes Bryggeri A.S., Class B	23,771	401,875
*	Jyske Bank A.S.	1,162,241	56,396,220
	Matas A.S.	628,492	11,204,593
	North Media A.S.	6,676	117,010
	Per Aarsleff Holding A.S.	484,174	20,866,896
	Ringkjoebing Landbobank A.S.	115,205	13,081,538
	Scandinavian Tobacco Group A.S., Class A	996,379	20,412,051
	Schouw & Co., A.S.	347,301	37,157,768
	Solar A.S., Class B	43,566	4,236,808
	Spar Nord Bank A.S.	1,922,915	23,115,900
	Sydbank A.S.	1,555,575	47,623,403
#	TORM P.L.C., Class A	228,963	1,964,143
	UIE P.L.C.	10,189	2,775,008
TOTAL DENMARK			306,372,192
FINLAND — (2.4%)
	Aktia Bank Oyj	385,230	5,400,620
#	Altia Oyj	8,865	109,776
	Aspo Oyj	58,617	672,727
	Atria Oyj, Class A	290,809	4,237,231
	Cargotec Oyj, Class B	846,300	45,493,047
#*	Finnair Oyj	1,702,139	1,364,551

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Fiskars Oyj Abp	160,913	$3,943,428
#	HKScan Oyj, Class A	460,227	1,182,494
	Kemira Oyj	2,575,972	43,411,545
	Konecranes Oyj, Class A	1,038,552	44,703,005
	Metsa Board Oyj	3,913,379	43,259,264
	Nokian Renkaat Oyj	997,796	42,082,525
	Oriola Oyj, Class A	5,285	12,599
#	Oriola Oyj, Class B	163,278	376,558
*	Outokumpu Oyj	1,019,656	7,274,797
	Pihlajalinna Oyj	12,408	173,646
	Raisio Oyj, Class V	1,375,879	6,454,044
*	Rapala VMC Oyj	21,772	262,112
	Sanoma Oyj	410,941	7,621,595
	Scanfil Oyj	2,960	29,421
	Taaleri Oyj	9,078	114,757
	Teleste Oyj	52,756	390,861
	Terveystalo Oyj	89,617	1,218,239
	TietoEVRY Oyj	909,005	30,573,805
	Wartsila OYJ Abp	449,356	6,769,321
	YIT Oyj	2,077,936	12,599,750
TOTAL FINLAND			309,731,718
FRANCE — (4.1%)
	AKWEL	145,157	4,184,175
	ALD SA	23,986	351,152
	Altamir	343,540	9,532,073
	Assystem SA	53,188	1,914,209
	Axway Software SA	25,082	845,004
*	Beneteau SA	154,871	2,531,204
*	Bigben Interactive	34,843	637,656
	Boiron SA	835	43,339
	Bonduelle SCA	270,938	6,778,774
	Burelle SA	6,005	5,142,832
*	Casino Guichard Perrachon SA	645,493	18,247,680
*	CGG SA	11,326,463	7,918,204
#*	Cie des Alpes	431,056	6,289,141
*	Coface SA	1,063,762	13,353,210
*	Derichebourg SA	1,743,727	18,418,881
*	Elis SA	2,919,232	52,349,976
#*	Etablissements Maurel et Prom SA	841,260	1,884,030
*	Europcar Mobility Group	1,017,147	602,259
#	Eutelsat Communications SA	796,661	8,668,518
*	Exel Industries, Class A	525	51,785
	Fleury Michon SA	5,758	161,899
	Fnac Darty SA	141,502	9,821,952
*	Gaumont SA	12,922	1,630,688
#*	GL Events	221,424	3,523,183
	Groupe Crit	11,634	945,339
	Groupe SFPI	140,840	537,785
*	Haulotte Group SA	62,658	445,863
#	Iliad SA	27,809	5,992,977
	Imerys SA	156,884	7,266,878
	IPSOS	672,024	31,221,056
	Jacquet Metals SACA	298,933	7,144,773
#	Korian SA	809,698	30,738,028
	LISI	138,814	4,732,691
	Maisons du Monde SA	190,198	4,351,953
	Manutan International	32,668	3,038,668
	Mersen SA	358,866	14,255,061

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Nexans SA	245,949	$23,540,601
	Nexity SA	496,587	25,015,143
	NRJ Group	3,043	22,164
*	OL Groupe SA	82,042	217,050
	Plastiques Du Val De Loire	122,314	959,652
	Quadient SA	617,692	18,130,138
*	Rallye SA	809	5,382
	Rexel SA	2,905,838	61,347,793
	Rothschild & Co.	335,811	12,567,516
	Samse SA	990	217,301
	Savencia SA	126,986	10,182,781
	SCOR SE	832,357	23,244,920
	Seche Environnement SA	51,523	2,988,726
	SES SA, Class A	1,839,271	14,179,636
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	19,652	1,718,995
	Television Francaise 1	918,962	8,774,456
	Total Gabon	9,320	1,498,160
	Vicat SA	334,413	16,857,829
	VIEL & Cie SA	25,721	184,932
	Vilmorin & Cie SA	117,010	7,854,139
*	Vranken-Pommery Monopole SA	24,787	526,273
TOTAL FRANCE			515,586,483
GERMANY — (6.5%)
	1&1 AG	389,033	11,542,702
	7C Solarparken AG	128,844	580,561
	Aareal Bank AG	1,148,661	28,966,694
*	ADVA Optical Networking SE	1,237,223	18,404,753
	Aurubis AG	1,074,343	108,799,534
#*	Bauer AG	374,346	5,567,946
	BayWa AG	343,626	15,755,475
	Bertrandt AG	10,870	642,923
*	Bijou Brigitte AG	41,193	1,147,999
	Bilfinger SE	93,520	2,876,237
*	Borussia Dortmund GmbH & Co., KGaA	666,251	4,838,975
*	CECONOMY AG	12,194	58,501
*	Commerzbank AG	9,992,936	64,353,928
#*	Corestate Capital Holding SA	174,094	2,602,713
	CropEnergies AG	416,154	4,900,332
	Deutsche Beteiligungs AG	236,221	10,442,218
	Deutsche Pfandbriefbank AG	1,704,263	18,773,468
*	Deutz AG	2,931,158	24,896,482
	DMG Mori AG	22,256	1,101,972
	Draegerwerk AG & Co., KGaA	61,207	5,457,785
	Duerr AG	155,386	7,424,759
	Elmos Semiconductor SE	99,707	4,485,740
*	ElringKlinger AG	389,813	6,360,998
	First Sensor AG	19,530	1,005,911
	FORTEC Elektronik AG	1,354	31,323
*	Francotyp-Postalia Holding AG, Class A	11,503	40,298
*	Fraport AG Frankfurt Airport Services Worldwide	43,459	2,858,462
	Freenet AG	1,566,040	37,455,425
*	Gesco AG	111,337	2,853,993
*	Grammer AG	7,423	213,084
*	H&R GmbH & Co., KGaA	228,101	2,597,518
*	Heidelberger Druckmaschinen AG	854,289	1,998,447
#*	Hella GmbH & Co., KGaA	243,549	17,050,868
*	Highlight Communications AG	11,679	53,537
	Hornbach Baumarkt AG	144,722	5,829,129

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hornbach Holding AG & Co., KGaA	135,825	$15,261,292
	Indus Holding AG	383,726	16,178,047
	Jenoptik AG	45,373	1,557,137
	JOST Werke AG	9,174	560,222
*	K+S AG	3,313,135	47,525,320
*	Kloeckner & Co. SE	1,378,347	20,968,243
*	Koenig & Bauer AG	88,719	3,037,255
	Krones AG	126,101	12,432,856
	KSB SE & Co., KGaA	5,653	2,788,559
	KWS Saat SE & Co., KGaA	18,797	1,580,163
	Lanxess AG	1,151,558	83,399,841
	Leifheit AG	27,178	1,386,957
*	Manz AG	11,841	889,105
*	Mediclin AG	647,471	3,179,955
	METRO AG	1,176,191	15,246,883
	MLP SE	1,306,791	10,697,012
#*	Nordex SE	707,914	13,614,901
	Norma Group SE	116,129	6,149,369
	Patrizia AG	215,054	5,480,877
	PNE AG	1,214,928	10,151,278
*	Progress-Werk Oberkirch AG	5,898	212,821
#*	q.beyond AG	1,991,884	4,298,101
	Rheinmetall AG	173,569	16,655,649
	RTL Group SA	65,755	3,722,600
*	SAF-Holland SE	621,382	8,650,915
*	Salzgitter AG	419,923	16,349,421
	Scout24 AG	18,098	1,549,807
	Softing AG	12,954	104,508
#	Software AG	303,717	14,677,398
	Suedzucker AG	408,159	6,143,812
*	SUESS MicroTec SE	170,002	5,346,152
	Surteco Group SE	99,876	3,623,095
	Takkt AG	326,096	5,360,049
	Technotrans SE	1,248	42,540
	Telefonica Deutschland Holding AG	670,544	1,807,489
	United Internet AG	86,990	3,600,282
	VERBIO Vereinigte BioEnergie AG	100,198	5,427,745
	Vossloh AG	60,430	3,042,209
	Wacker Neuson SE	664,102	20,015,424
	Wuestenrot & Wuerttembergische AG	182,027	3,980,775
TOTAL GERMANY			818,666,754
GREECE — (0.0%)
	Michaniki SA	986,718	0
	Tropea Holding SA	4,581	2,038
TOTAL GREECE			2,038
HONG KONG — (2.4%)
	Aeon Credit Service Asia Co., Ltd.	622,000	394,627
	Allied Group, Ltd.	37,070,000	14,473,993
*	Applied Development Holdings, Ltd.	2,995,000	40,559
	Asia Financial Holdings, Ltd.	3,952,106	1,713,411
*	Asia Standard Hotel Group, Ltd.	5,534,077	152,237
*	Asia Standard International Group, Ltd.	11,459,503	1,516,465
	Associated International Hotels, Ltd.	1,005,000	1,862,727
	Automated Systems Holdings, Ltd.	452,000	78,298
	Bank of East Asia, Ltd. (The)	1,430,600	2,357,097
	Bel Global Resources Holdings, Ltd.	16,756,000	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Blue River Holdings, Ltd.	4,022,417	$127,332
	BOCOM International Holdings Co., Ltd.	3,235,000	723,801
	BOE Varitronix, Ltd.	3,509,000	3,647,656
*	Cathay Pacific Airways, Ltd.	1,099,000	881,835
*	Century City International Holdings, Ltd.	27,139,300	1,535,284
	Chen Hsong Holdings	2,332,000	825,048
	Cheuk Nang Holdings, Ltd.	5,353,016	1,860,527
	Chevalier International Holdings, Ltd.	2,518,858	3,145,485
	China Tonghai International Financial, Ltd.	1,190,000	38,904
	Chinney Investments, Ltd.	1,192,000	270,073
#	Chong Hing Bank, Ltd.	506,000	1,332,685
	Chow Sang Sang Holdings International, Ltd.	2,612,000	4,370,670
	Chuang's China Investments, Ltd.	23,274,415	1,422,632
	Chuang's Consortium International, Ltd.	20,945,520	2,539,895
	CITIC Telecom International Holdings, Ltd.	5,447,000	1,767,149
	CNQC International Holdings, Ltd.	710,000	71,132
	Crystal International Group, Ltd.	44,000	17,683
	CSI Properties, Ltd.	120,405,476	3,797,836
	Dah Sing Banking Group, Ltd.	8,673,488	8,928,875
	Dah Sing Financial Holdings, Ltd.	3,275,756	10,326,089
	Dickson Concepts International, Ltd.	1,804,500	1,057,548
	Eagle Nice International Holdings, Ltd.	1,490,000	957,134
	EcoGreen International Group, Ltd.	3,457,840	897,928
*	Emperor Capital Group, Ltd.	13,374,000	197,410
	Emperor Entertainment Hotel, Ltd.	10,865,000	1,384,351
	Emperor International Holdings, Ltd.	23,766,333	3,406,251
	Emperor Watch & Jewellery, Ltd.	57,400,000	1,583,156
	Ezcom Holdings, Ltd.	67,280	0
	Far East Consortium International, Ltd.	29,773,561	11,793,846
	First Pacific Co., Ltd.	27,298,000	9,107,120
*	First Shanghai Investments, Ltd.	2,368,000	87,052
	Fountain SET Holdings, Ltd.	9,978,000	1,693,128
	GDH Guangnan Holdings., Ltd.	4,880,000	439,305
#	Get Nice Financial Group, Ltd.	5,013,324	568,506
	Giordano International, Ltd.	498,000	96,878
	Glorious Sun Enterprises, Ltd.	3,412,000	342,852
*	Gold Peak Industries Holdings, Ltd.	7,973,907	677,499
	Golden Resources Development International, Ltd.	13,783,000	974,364
*	Good Resources Holdings, Ltd.	500,000	1,023
*	Goodbaby International Holdings, Ltd.	8,786,000	2,040,500
*	GR Properties, Ltd.	274,000	33,915
	Great Eagle Holdings, Ltd.	3,144,384	9,847,322
*	G-Resources Group, Ltd.	1,353,850	497,428
	Guotai Junan International Holdings, Ltd.	6,833,000	1,031,148
#	Haitong International Securities Group, Ltd.	39,800,789	10,257,373
	Hang Lung Group, Ltd.	3,074,000	7,527,570
	Hanison Construction Holdings, Ltd.	7,556,724	1,236,020
	Harbour Centre Development, Ltd.	2,204,000	2,338,886
	HKR International, Ltd.	18,770,957	7,575,086
	Hon Kwok Land Investment Co., Ltd.	6,784,935	3,115,632
	Hong Kong Economic Times Holdings, Ltd.	64,000	10,110
	Hong Kong Ferry Holdings Co., Ltd.	2,496,000	1,834,211
*	Hongkong & Shanghai Hotels, Ltd. (The)	8,053,841	7,087,106
	Hongkong Chinese, Ltd.	20,343,100	1,569,470
	Hsin Chong Group Holdings, Ltd.	24,822,006	209,534
	Hung Hing Printing Group, Ltd.	6,999,275	1,181,562
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	25,198,000	4,901,784
	IPE Group, Ltd.	10,775,000	928,605
*	IRC, Ltd.	38,450,000	1,388,384

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp., Ltd.	650,000	$52,720
	Jinchang Pharmaceutical Holdings, Ltd.	507,600	0
	Johnson Electric Holdings, Ltd.	1,914,423	4,486,774
	K Wah International Holdings, Ltd.	3,796,000	1,715,825
*	Kader Holdings Co., Ltd.	256,000	13,946
*	Keck Seng Investments Hong Kong, Ltd.	2,818,000	1,806,407
	Kerry Logistics Network, Ltd.	2,050,500	6,110,278
	Kerry Properties, Ltd.	2,506,500	7,402,241
	Kingmaker Footwear Holdings, Ltd.	76,000	9,017
	Kowloon Development Co., Ltd.	9,472,277	10,997,755
*	Kwoon Chung Bus Holdings, Ltd.	218,000	62,900
*	Lai Sun Development Co., Ltd.	6,431,564	5,119,221
*	Lai Sun Garment International, Ltd.	10,365,906	4,535,254
	Landsea Green Properties Co., Ltd.	220,000	12,873
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,837,000	448,913
*	Lerado Financial Group Co., Ltd.	658,400	3,728
	Lippo China Resources, Ltd.	4,888,000	72,831
	Lippo, Ltd.	4,619,500	1,472,809
	Liu Chong Hing Investment, Ltd.	4,202,000	4,288,032
	Luk Fook Holdings International, Ltd.	36,000	115,224
	Lung Kee Bermuda Holdings	658,000	307,066
*	Magnificent Hotel Investment, Ltd.	38,616,600	586,304
*	Mason Group Holdings, Ltd.	8,460,400	29,529
*	Midland Holdings, Ltd.	1,101,969	189,544
	Ming Fai International Holdings, Ltd.	2,748,000	225,695
	Miramar Hotel & Investment	2,271,000	4,236,442
	Modern Dental Group, Ltd.	914,000	791,240
#*	Mongolian Mining Corp.	1,080,000	298,778
	Nanyang Holdings, Ltd.	98,350	500,928
	National Electronics Hldgs	4,289,648	595,801
*	Neo-Neon Holdings, Ltd.	40,000	2,508
*	NewOcean Energy Holdings, Ltd.	9,024,000	452,292
	NWS Holdings, Ltd.	5,428,000	5,470,297
	Oriental Press Group, Ltd.	118,000	11,403
	Oriental Watch Holdings	4,970,587	2,653,514
	Pacific Andes International Holdings, Ltd.	88,958,890	313,657
*	Paliburg Holdings, Ltd.	9,781,041	2,674,063
	Pico Far East Holdings, Ltd.	604,000	101,025
	Playmates Holdings, Ltd.	28,989,000	3,516,606
	Pokfulam Development Co., Ltd.	70,000	105,227
*	PT International Development Co., Ltd.	2,640,000	102,188
	Public Financial Holdings, Ltd.	4,688,444	1,451,247
*	Regal Hotels International Holdings, Ltd.	8,544,623	4,361,076
	Safety Godown Co., Ltd.	420,000	211,192
	SAS Dragon Holdings, Ltd.	36,000	17,232
#	SEA Holdings, Ltd.	2,309,368	1,760,416
*	Shangri-La Asia, Ltd.	2,716,000	2,412,989
	Shenwan Hongyuan HK, Ltd.	815,000	99,693
*	Shun Ho Property Investments, Ltd.	271,173	42,390
*	Shun Tak Holdings, Ltd.	29,124,546	8,437,541
	Sing Tao News Corp., Ltd.	674,000	77,323
	SmarTone Telecommunications Holdings, Ltd.	790,500	443,048
	Soundwill Holdings, Ltd.	1,507,500	1,593,715
*	South China Holdings Co., Ltd.	30,297,751	420,402
*	Stella International Holdings, Ltd.	32,500	41,449
	Sun Hung Kai & Co., Ltd.	9,996,688	5,143,630
#	TAI Cheung Holdings, Ltd.	4,492,000	3,081,833
	Tan Chong International, Ltd.	3,879,000	1,030,822

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tao Heung Holdings, Ltd.	747,000	$96,072
	Tern Properties Co., Ltd.	146,000	64,443
	Texwinca Holdings, Ltd.	8,742,000	1,971,014
	Tian Teck Land, Ltd.	432,000	278,026
	Transport International Holdings, Ltd.	719,079	1,341,285
	United Laboratories International Holdings, Ltd. (The)	1,036,000	727,610
	Untrade CW Group Holdings	1,696,500	9,453
	Upbest Group, Ltd.	4,562,000	476,027
	Vedan International Holdings, Ltd.	6,156,000	593,858
	VSTECS Holdings, Ltd.	2,442,000	1,950,243
	Wai Kee Holdings, Ltd.	836,000	439,020
	Wang On Group, Ltd.	122,340,000	1,006,676
	Wing On Co. International, Ltd.	2,394,500	5,378,128
#	Wing Tai Properties, Ltd.	2,564,749	1,455,791
	Wong's International Holdings, Ltd.	70,000	20,753
*	Xingye Alloy Materials Group, Ltd.	1,405,000	190,728
*	Yue Yuen Industrial Holdings, Ltd.	4,577,000	9,659,317
TOTAL HONG KONG			298,272,299
IRELAND — (0.3%)
*	AIB Group P.L.C.	1,341,936	3,295,859
*	Bank of Ireland Group P.L.C.	4,615,878	24,488,142
*	C&C Group P.L.C.	1,485,165	4,880,710
*	Greencore Group P.L.C.	265,778	481,622
*	Permanent TSB Group Holdings P.L.C.	130,484	225,861
TOTAL IRELAND			33,372,194
ISRAEL — (0.9%)
#	Africa Israel Residences, Ltd.	4,426	232,513
#	Albaad Massuot Yitzhak, Ltd.	4,464	82,071
*	Alrov Properties and Lodgings, Ltd.	7,679	348,782
#	Ashtrom Group, Ltd.	326,552	7,023,308
#	Aura Investments, Ltd.	160,517	161,101
*	Avgol Industries 1953, Ltd.	8,403	7,505
#*	Azorim-Investment Development & Construction Co., Ltd.	952,991	3,601,479
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,189	24,029
	Carasso Motors, Ltd.	177,224	909,041
*	Cellcom Israel, Ltd.	193,654	728,602
*	Cellcom Israel, Ltd.	29,907	115,142
*	Clal Insurance Enterprises Holdings, Ltd.	148,781	2,962,044
	Delek Automotive Systems, Ltd.	24,127	304,415
*	Delek Group, Ltd.	65,028	3,884,564
	Delta-Galil Industries, Ltd.	15,247	647,165
#	Dor Alon Energy in Israel 1988, Ltd.	34,774	953,050
#*	Equital, Ltd.	404,046	10,739,160
	Formula Systems 1985, Ltd.	85,760	7,562,484
	Gilat Satellite Networks, Ltd.	7,608	78,497
	Hadera Paper, Ltd.	2,353	182,488
	Harel Insurance Investments & Financial Services, Ltd.	2,371,204	22,497,287
	IDI Insurance Co., Ltd.	6,914	235,188
	IES Holdings, Ltd.	1,003	73,532
*	Isracard, Ltd.	212,522	812,981
#	Israel Land Development - Urban Renewal, Ltd.	67,294	850,017
	Isras Investment Co., Ltd.	4,824	1,063,172
*	Kamada, Ltd.	13,395	72,869
	Kenon Holdings, Ltd.	69,370	2,343,749
	Kerur Holdings, Ltd.	5,145	147,181
#	Meitav Dash Investments, Ltd.	344,354	1,793,639

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Menora Mivtachim Holdings, Ltd.	521,046	$10,290,552
*	Migdal Insurance & Financial Holdings, Ltd.	51,703	66,248
	Mivtach Shamir Holdings, Ltd.	965	32,190
*	Mizrahi Tefahot Bank, Ltd.	1	35
*	Naphtha Israel Petroleum Corp., Ltd.	19,857	91,409
	Nawi Brothers, Ltd.	34,921	265,001
*	Neto Malinda Trading, Ltd.	4,474	106,868
	Neto ME Holdings, Ltd.	9,148	395,225
*	Oil Refineries, Ltd.	6,571,726	1,552,761
	Palram Industries 1990, Ltd.	10,627	130,800
*	Partner Communications Co., Ltd.	135,317	581,512
#	Paz Oil Co., Ltd.	52,891	6,386,169
*	Perion Network, Ltd.	111,810	2,092,999
	Phoenix Holdings, Ltd. (The)	1,172,514	11,204,975
	Plasson Industries, Ltd.	7,374	401,146
	Prashkovsky Investments and Construction, Ltd.	5,711	164,940
	Raval Ics, Ltd.	14,781	38,815
	Scope Metals Group, Ltd.	8,666	262,725
	Shalag Industries, Ltd.	5,736	23,153
*	Shikun & Binui, Ltd.	43,197	244,733
#*	Summit Real Estate Holdings, Ltd.	522,008	7,914,764
	YH Dimri Construction & Development, Ltd.	13,893	894,708
TOTAL ISRAEL			113,578,783
ITALY — (3.6%)
	A2A SpA	2,240,887	4,754,375
*	Aeffe SpA	29,029	58,921
	Anima Holding SpA	3,654,056	18,000,090
	Ascopiave SpA	14,353	59,680
	Autostrade Meridionali SpA	7,652	258,719
	Avio SpA	190,682	2,681,362
	Banca IFIS SpA	231,445	3,816,407
	Banca Popolare di Sondrio SCPA	8,648,291	38,095,238
#	Banca Profilo SpA	2,698,377	697,173
#*	Banca Sistema SpA	926,927	2,340,836
#	Banco BPM SpA	22,089,452	66,268,959
	Banco di Desio e della Brianza SpA	439,099	1,624,627
	BPER Banca	16,882,417	32,912,455
	Buzzi Unicem SpA	877,685	23,199,911
	Cairo Communication SpA	1,136,219	2,070,700
	Cementir Holding NV	1,452,720	16,365,688
*	CIR SpA-Compagnie Industriali	20,682,145	12,563,661
	Credito Emiliano SpA	1,603,325	10,275,694
#*	d'Amico International Shipping SA	4,318,384	491,490
	Danieli & C Officine Meccaniche SpA	107,632	1,975,250
#	Danieli & C Officine Meccaniche SpA	325,397	9,644,251
	DeA Capital SpA	2,065,838	3,148,929
	Emak SpA	1,142,873	2,370,280
	Esprinet SpA	733,994	13,537,832
#*	Fincantieri SpA	557,925	477,605
*	FNM SpA	3,748,611	2,690,658
*	Geox SpA	37,694	51,936
*	IMMSI SpA	4,373,744	2,645,618
#*	Intek Group SpA	2,909,563	1,184,668
	Italmobiliare SpA	230,457	8,795,099
*	IVS Group SA	26,868	192,775
	La Doria SpA	132,368	2,839,926
*	Leonardo SpA	2,677,297	21,040,058
	Mediaset SpA	1,047,857	3,206,690

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Mediobanca Banca di Credito Finanziario SpA	424,161	$4,964,557
#*	Mondo TV SpA	36,980	61,735
	Openjobmetis SpA agenzia per il lavoro	9,549	117,120
	Orsero SpA	8,786	99,597
#*	OVS SpA	4,688,835	9,637,711
#	Pirelli & C SpA	3,856,250	23,287,136
#*	Prima Industrie SpA	46,931	1,238,771
	Reno de Medici SpA	2,426,572	4,128,862
	Rizzoli Corriere Della Sera Mediagroup SpA	227,662	180,133
	Sabaf SpA	434	13,120
*	Saras SpA	1,163,893	855,294
*	Servizi Italia SpA	38,224	97,937
*	Societa Cattolica Di Assicurazione SpA	2,936,001	24,090,994
*	Sogefi SpA	443,484	719,006
	TXT e-solutions SpA	5,061	47,995
	Unipol Gruppo SpA	10,135,870	53,866,428
#	UnipolSai Assicurazioni SpA	4,891,094	13,579,143
#	Webuild SpA	3,837,086	10,450,215
TOTAL ITALY			457,773,315
JAPAN — (21.5%)
	77 Bank, Ltd. (The)	834,500	8,852,689
	A&A Material Corp.	4,100	38,080
	Achilles Corp.	258,400	3,221,378
	AD Works Group Co., Ltd.	96,200	136,117
	ADEKA Corp.	1,367,000	27,599,531
	AEON Financial Service Co., Ltd.	526,500	6,486,438
	Ahresty Corp.	476,500	2,106,185
	Aichi Corp.	228,900	1,648,304
	Aichi Steel Corp.	254,700	6,755,477
	Aichi Tokei Denki Co., Ltd.	26,500	1,088,833
	Aida Engineering, Ltd.	326,300	3,017,395
#	Ainavo Holdings Co., Ltd.	29,900	285,986
	Aiphone Co., Ltd.	134,300	2,423,022
	Airport Facilities Co., Ltd.	572,400	3,013,508
	Aisan Industry Co., Ltd.	869,330	7,593,762
	Akatsuki Corp.	26,600	92,391
	Akita Bank, Ltd. (The)	108,600	1,382,306
	Albis Co., Ltd.	34,500	733,145
	Alconix Corp.	270,599	3,596,439
	Alinco, Inc.	163,200	1,488,895
	Alpen Co., Ltd.	341,400	9,596,920
#	Alpha Corp.	141,900	1,502,061
	Alps Alpine Co., Ltd.	1,647,688	17,150,609
	Alps Logistics Co., Ltd.	168,000	1,497,098
	Anabuki Kosan, Inc.	23,100	425,242
	AOI Electronics Co., Ltd.	29,200	614,304
	Aomori Bank, Ltd. (The)	348,600	6,313,786
	Aozora Bank, Ltd.	277,500	6,245,959
	Arakawa Chemical Industries, Ltd.	376,600	4,092,179
	Arata Corp.	2,500	97,570
	Araya Industrial Co., Ltd.	79,700	1,091,712
	Arcland Sakamoto Co., Ltd.	7,800	107,591
	Arcs Co., Ltd.	203,200	4,138,581
#	Arealink Co., Ltd.	105,200	1,522,188
	Arisawa Manufacturing Co., Ltd.	631,082	5,150,574
	Artnature, Inc.	33,100	205,164
	Asahi Broadcasting Group Holdings Corp.	153,700	989,067
	Asahi Diamond Industrial Co., Ltd.	806,300	3,966,311

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Asahi Kogyosha Co., Ltd.	90,924	$2,693,383
	Asahi Printing Co., Ltd.	11,900	98,208
	Asahi Yukizai Corp.	343,600	4,209,020
#	Asanuma Corp.	65,700	2,827,046
	Asax Co., Ltd.	39,800	250,676
#*	Ashimori Industry Co., Ltd.	120,399	1,267,254
	Asia Pile Holdings Corp.	569,800	2,501,735
	ASKA Pharmaceutical Holdings Co., Ltd.	210,700	1,888,739
	Astena Holdings Co., Ltd.	597,400	3,040,231
	Asti Corp.	55,500	1,387,634
#	Avantia Co., Ltd.	77,600	650,658
	Awa Bank, Ltd. (The)	708,620	12,825,896
	Bando Chemical Industries, Ltd.	437,000	3,648,029
	Bank of Iwate, Ltd. (The)	146,700	2,236,318
	Bank of Kochi, Ltd. (The)	102,799	749,785
	Bank of Nagoya, Ltd. (The)	13,370	301,687
	Bank of Okinawa, Ltd. (The)	338,040	7,624,578
	Bank of Saga, Ltd. (The)	55,280	692,039
	Bank of the Ryukyus, Ltd.	853,900	5,638,411
	Bank of Toyama, Ltd. (The)	1,700	31,863
	Belluna Co., Ltd.	558,124	4,740,400
	Bunka Shutter Co., Ltd.	574,300	6,180,056
	Canon Electronics, Inc.	141,100	2,063,248
	Carlit Holdings Co., Ltd.	371,300	2,513,950
	Cawachi, Ltd.	363,500	7,349,111
	Central Glass Co., Ltd.	867,200	17,532,077
	Chiba Kogyo Bank, Ltd. (The)	988,342	2,303,134
	Chino Corp.	55,000	763,722
	Chiyoda Integre Co., Ltd.	133,800	2,180,339
	Chori Co., Ltd.	80,000	1,376,014
	Chubu Shiryo Co., Ltd.	395,000	4,126,607
	Chudenko Corp.	98,560	2,068,799
*	Chuetsu Pulp & Paper Co., Ltd.	159,600	1,857,308
	Chugoku Bank, Ltd. (The)	467,100	3,714,417
	Chukyo Bank, Ltd. (The)	176,000	2,248,637
	Chuo Gyorui Co., Ltd.	61,100	1,639,589
	Chuo Spring Co., Ltd.	341,600	3,735,212
	Chuo Warehouse Co., Ltd.	21,900	198,416
	CI Takiron Corp.	1,053,300	5,766,133
	CK-San-Etsu Co., Ltd.	900	23,910
	Cleanup Corp.	514,900	2,546,901
*	CMK Corp.	960,700	3,697,197
	Comany, Inc.	14,500	158,424
	Corona Corp., Class A	229,400	1,904,768
	Cosmo Energy Holdings Co., Ltd.	538,800	12,531,017
	Cosmos Initia Co., Ltd.	91,000	364,593
	Create Medic Co., Ltd.	20,800	182,230
	Credit Saison Co., Ltd.	838,900	10,006,513
	CTI Engineering Co., Ltd.	210,800	4,497,541
	Dai Nippon Toryo Co., Ltd.	158,800	1,224,381
	Dai-Dan Co., Ltd.	211,500	5,091,585
	Daido Kogyo Co., Ltd.	165,989	1,662,892
	Daido Metal Co., Ltd.	586,800	3,240,153
	Daido Steel Co., Ltd.	325,400	15,361,292
#	Daihatsu Diesel Manufacturing Co., Ltd.	290,100	1,285,228
	Daiho Corp.	223,900	8,689,029
	Daiichi Jitsugyo Co., Ltd.	133,700	5,685,128
	Daiichi Kensetsu Corp.	12,800	244,967
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	67,600	1,143,978

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiken Corp.	16,400	$332,108
	Daiki Aluminium Industry Co., Ltd.	548,700	6,077,512
	Daikoku Denki Co., Ltd.	144,200	1,188,163
	Daikyonishikawa Corp.	113,100	729,219
	Dainichi Co., Ltd.	208,900	1,446,111
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	204,600	4,316,089
	Daishi Hokuetsu Financial Group, Inc.	832,443	18,400,919
	Daishinku Corp.	14,100	458,452
	Daisue Construction Co., Ltd.	122,100	1,113,758
	Daito Bank, Ltd. (The)	294,800	1,649,801
#	Daito Chemix Corp.	15,000	157,696
	Daitron Co., Ltd.	700	12,428
	Daiwa Industries, Ltd.	208,500	2,175,578
	DCM Holdings Co., Ltd.	1,626,800	16,033,291
	Denyo Co., Ltd.	266,500	4,858,643
	DIC Corp.	17,500	472,920
	DKK Co., Ltd.	42,400	876,517
	DMW Corp.	45,200	1,619,262
	Doshisha Co., Ltd.	4,000	62,977
	DyDo Group Holdings, Inc.	16,600	805,835
#	Dynic Corp.	39,100	255,046
	Eagle Industry Co., Ltd.	228,300	2,699,294
#	EDION Corp.	2,021,100	20,895,337
	Ehime Bank, Ltd. (The)	620,199	4,256,183
	Eizo Corp.	22,000	927,808
	Elematec Corp.	170,600	1,778,671
	Endo Lighting Corp.	212,600	1,420,042
#	Enomoto Co., Ltd.	16,700	262,805
	Eslead Corp.	180,000	2,651,409
	Exedy Corp.	429,700	6,507,176
	FALCO HOLDINGS Co., Ltd.	14,900	234,251
	FCC Co., Ltd.	88,500	1,268,748
	Feed One Co., Ltd.	75,560	509,477
	Fenwal Controls of Japan, Ltd.	11,200	158,563
	FIDEA Holdings Co., Ltd.	3,257,600	3,602,011
#	First Bank of Toyama, Ltd. (The)	183,100	453,051
#	First Juken Co., Ltd.	119,100	1,257,669
	FJ Next Co., Ltd.	348,300	3,271,343
	Foster Electric Co., Ltd.	307,000	2,540,176
	F-Tech, Inc.	276,300	1,889,433
	Fuji Co., Ltd.	93,200	1,657,679
	Fuji Corp., Ltd.	442,100	2,590,496
	Fuji Die Co., Ltd.	800	4,966
	Fuji Media Holdings, Inc.	17,300	187,686
	Fuji Pharma Co., Ltd.	28,200	290,129
	Fujikura Composites, Inc.	447,800	2,033,187
	Fujikura Kasei Co., Ltd.	466,000	2,118,623
*	Fujikura, Ltd.	2,794,100	14,302,070
	Fujisash Co., Ltd.	1,137,400	800,411
	FuKoKu Co., Ltd.	223,100	2,075,907
	Fukuda Corp.	109,600	4,960,177
	Fukui Bank, Ltd. (The)	87,600	1,150,624
	Fukuyama Transporting Co., Ltd.	113,200	4,250,584
	Furukawa Co., Ltd.	519,000	6,079,120
	Furukawa Electric Co., Ltd.	977,900	25,181,079
	Furuno Electric Co., Ltd.	594,100	5,862,825
#	Furusato Industries, Ltd.	166,500	3,015,332
	Fuso Pharmaceutical Industries, Ltd.	63,800	1,360,780
	Futaba Industrial Co., Ltd.	695,900	3,616,364

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuyo General Lease Co., Ltd.	296,700	$19,386,648
	Gecoss Corp.	327,400	2,635,375
	Geo Holdings Corp.	369,000	4,122,841
	Glory, Ltd.	73,400	1,577,159
	Godo Steel, Ltd.	260,400	3,651,447
	Goldcrest Co., Ltd.	248,430	3,677,687
	Grandy House Corp.	263,700	1,046,276
#	GSI Creos Corp.	156,214	1,389,770
	G-Tekt Corp.	411,800	5,844,638
	Gun-Ei Chemical Industry Co., Ltd.	113,800	2,556,953
	Gunma Bank, Ltd. (The)	3,301,796	10,550,577
	Gunze, Ltd.	255,400	11,058,829
	H2O Retailing Corp.	1,256,739	9,515,939
	Hachijuni Bank, Ltd. (The)	574,300	1,857,994
	Hagiwara Electric Holdings Co., Ltd.	120,500	2,515,545
	Hakuto Co., Ltd.	279,800	3,890,240
	Hanwa Co., Ltd.	614,500	18,183,044
	Happinet Corp.	109,400	1,450,730
	Hard Off Corp. Co., Ltd.	65,000	456,372
#	Harima Chemicals Group, Inc.	343,800	2,841,832
	Haruyama Holdings, Inc.	93,900	539,670
	Heian Ceremony Service Co., Ltd.	1,200	9,812
	Heiwa Corp.	289,500	5,064,231
	Heiwa Real Estate Co., Ltd.	147,400	5,319,351
	Heiwado Co., Ltd.	497,524	9,478,010
	Hibiya Engineering, Ltd.	125,000	2,139,025
	HI-LEX Corp.	76,100	1,155,891
	Hirakawa Hewtech Corp.	63,700	691,350
	Hirogin Holdings, Inc.	2,328,600	12,530,078
	Hisaka Works, Ltd.	120,400	892,782
	Hitachi Zosen Corp.	1,861,619	13,450,235
	Hodogaya Chemical Co., Ltd.	25,400	952,057
	Hokkaido Coca-Cola Bottling Co., Ltd.	80,999	2,991,595
	Hokkan Holdings, Ltd.	195,700	2,517,023
	Hokko Chemical Industry Co., Ltd.	324,100	3,159,536
#	Hokkoku Bank, Ltd. (The)	559,316	10,408,802
	Hokuetsu Corp.	2,929,974	16,328,128
	Hokuhoku Financial Group, Inc.	1,937,000	13,988,494
#	Hokuriku Electric Industry Co., Ltd.	62,300	635,225
#	Hokuriku Electrical Construction Co., Ltd.	154,000	1,815,227
	H-One Co., Ltd.	454,400	3,071,842
	Hoosiers Holdings	411,900	2,718,723
	Hosiden Corp.	1,014,300	9,305,214
#	Howa Machinery, Ltd.	150,000	1,107,023
	Hyakugo Bank, Ltd. (The)	2,052,055	5,729,546
	Hyakujushi Bank, Ltd. (The)	364,400	5,030,059
#	Ichikawa Co., Ltd.	23,400	277,184
#	Ichiken Co., Ltd.	62,100	1,091,731
	Ichinen Holdings Co., Ltd.	52,400	593,695
	Icom, Inc.	10,900	238,121
#	IDEA Consultants, Inc.	3,800	63,708
	Iino Kaiun Kaisha, Ltd.	1,397,600	5,795,046
	IJTT Co., Ltd.	433,560	2,781,358
	Ikegami Tsushinki Co., Ltd.	43,400	323,418
*	Imagica Group, Inc.	91,300	370,902
#	Imasen Electric Industrial	119,499	762,387
#	Inaba Seisakusho Co., Ltd.	105,100	1,386,636
	Inabata & Co., Ltd.	1,088,600	16,940,650
	Ines Corp.	517,500	6,422,500

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Innotech Corp.	386,100	$4,731,897
	I-O Data Device, Inc.	156,500	1,438,454
	I-PEX, Inc.	156,700	3,534,796
	Ise Chemicals Corp.	12,900	404,709
*	Iseki & Co., Ltd.	341,600	4,648,093
	Ishihara Sangyo Kaisha, Ltd.	665,400	6,807,779
*	Ishizuka Glass Co., Ltd.	56,799	1,036,393
	Itochu Enex Co., Ltd.	735,000	6,740,953
	Itochu-Shokuhin Co., Ltd.	69,900	3,294,529
	Itoham Yonekyu Holdings, Inc.	488,400	3,248,671
	Itoki Corp.	827,347	2,751,614
	IwaiCosmo Holdings, Inc.	400,800	5,111,064
	Iwasaki Electric Co., Ltd.	158,200	2,972,518
	Iwatsu Electric Co., Ltd.	52,300	452,713
	Iyo Bank, Ltd. (The)	1,436,600	7,088,590
	J Front Retailing Co., Ltd.	344,200	2,900,431
	Jaccs Co., Ltd.	439,600	10,223,294
	Jafco Group Co., Ltd.	166,800	9,528,415
#	Janome Sewing Machine Co., Ltd.	279,800	1,959,136
	Japan Asia Group, Ltd.	404,600	3,580,611
*	Japan Display, Inc.	2,174,499	695,798
	Japan Foundation Engineering Co., Ltd.	285,700	1,585,842
	Japan Oil Transportation Co., Ltd.	51,521	1,224,587
	Japan Pulp & Paper Co., Ltd.	205,900	6,916,108
	Japan Securities Finance Co., Ltd.	293,200	2,190,378
	Japan Transcity Corp.	939,100	4,906,070
	Japan Wool Textile Co., Ltd. (The)	698,800	6,285,128
#	JK Holdings Co., Ltd.	231,500	1,708,839
#	JMS Co., Ltd.	403,743	3,011,646
	J-Oil Mills, Inc.	474,200	8,010,991
	Joshin Denki Co., Ltd.	87,500	2,173,148
	JSP Corp.	80,900	1,191,745
	Juroku Bank, Ltd. (The)	332,500	5,876,359
	JVCKenwood Corp.	2,570,630	5,540,566
	K&O Energy Group, Inc.	302,300	3,596,534
	Kaga Electronics Co., Ltd.	382,400	9,978,521
	Kamei Corp.	628,100	6,548,324
	Kanaden Corp.	388,500	3,709,134
	Kanagawa Chuo Kotsu Co., Ltd.	7,100	219,621
	Kanamoto Co., Ltd.	110,300	2,578,390
	Kandenko Co., Ltd.	1,040,300	8,726,304
	Kanefusa Corp.	4,100	23,699
	Kaneka Corp.	54,100	2,142,209
	Kanematsu Corp.	808,300	11,183,300
	Kansai Super Market, Ltd.	17,300	186,378
	Katakura & Co-op Agri Corp.	17,000	188,767
	Katakura Industries Co., Ltd.	229,400	3,212,031
	Kato Sangyo Co., Ltd.	700	21,295
	Kawada Technologies, Inc.	101,200	3,377,872
#	Kawagishi Bridge Works Co., Ltd.	14,699	395,943
	Keihin Co., Ltd.	42,300	528,317
	Keiyo Bank, Ltd. (The)	2,087,800	7,974,726
	KEL Corp.	33,700	309,950
	Kenko Mayonnaise Co., Ltd.	24,900	326,429
	Kimoto Co., Ltd.	38,700	86,825
#	Kimura Unity Co., Ltd.	42,900	507,779
	King Co., Ltd.	38,900	160,913
	Kitagawa Corp.	169,500	2,574,480
	Kita-Nippon Bank, Ltd. (The)	142,300	2,033,762

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kitano Construction Corp.	99,527	$2,094,928
	Kitz Corp.	59,500	430,853
	Kiyo Bank, Ltd. (The)	1,299,300	17,335,909
	Koa Corp.	75,989	1,168,547
	Koatsu Gas Kogyo Co., Ltd.	231,100	1,407,940
	Kobe Steel, Ltd.	5,513,600	36,789,657
	Kohnan Shoji Co., Ltd.	370,300	15,042,838
	Kojima Co., Ltd.	197,700	1,245,128
	Kokuyo Co., Ltd.	208,411	3,381,660
	KOMAIHALTEC, Inc.	6,100	94,832
	Komatsu Matere Co., Ltd.	239,700	2,024,923
	Komatsu Wall Industry Co., Ltd.	153,900	2,730,644
	Komehyo Holdings Co., Ltd.	72,700	846,406
	Komeri Co., Ltd.	467,800	11,345,512
	Konica Minolta, Inc.	3,969,600	20,413,487
	Konishi Co., Ltd.	4,900	72,708
	Konoike Transport Co., Ltd.	296,200	3,424,431
#*	Kosaido Co., Ltd.	170,200	1,264,220
	Krosaki Harima Corp.	7,300	325,775
	KRS Corp.	107,800	1,680,238
	KU Holdings Co., Ltd.	266,500	2,437,781
#	Kunimine Industries Co., Ltd.	4,700	50,667
	Kurabo Industries, Ltd.	410,800	7,297,176
	Kureha Corp.	263,800	17,340,929
	Kurimoto, Ltd.	218,100	3,334,115
	Kuriyama Holdings Corp.	34,600	255,099
	KVK Corp.	2,500	50,626
	Kyodo Printing Co., Ltd.	189,600	4,559,886
	Kyoei Steel, Ltd.	569,700	7,382,237
	Kyokuto Kaihatsu Kogyo Co., Ltd.	825,750	11,829,657
#*	Kyoritsu Printing Co., Ltd.	446,800	657,485
	Kyosan Electric Manufacturing Co., Ltd.	796,900	3,020,064
	Kyowa Electronic Instruments Co., Ltd.	413,200	1,416,752
	Kyowa Leather Cloth Co., Ltd.	326,000	2,069,152
	Kyushu Financial Group, Inc.	2,492,355	8,893,519
	Kyushu Leasing Service Co., Ltd.	39,400	233,200
	Lintec Corp.	5,600	122,081
	Lonseal Corp.	9,900	136,282
	Look Holdings, Inc.	142,799	1,764,759
	Macnica Fuji Electronics Holdings, Inc.	694,850	17,858,680
	Maeda Corp.	1,470,200	12,360,208
	Maezawa Industries, Inc.	33,900	204,012
	Maezawa Kasei Industries Co., Ltd.	164,200	1,848,597
	Maezawa Kyuso Industries Co., Ltd.	317,600	2,860,899
	Makino Milling Machine Co., Ltd.	2,000	75,458
	Mars Group Holdings Corp.	13,500	201,111
#	Marubun Corp.	154,100	966,787
	Marudai Food Co., Ltd.	511,800	8,086,908
	Maruha Nichiro Corp.	144,300	3,199,322
	Maruka Corp.	56,600	1,319,002
	Marusan Securities Co., Ltd.	42,300	229,311
	Maruyama Manufacturing Co., Inc.	36,200	594,488
	Maruzen CHI Holdings Co., Ltd.	25,800	92,128
	Maruzen Showa Unyu Co., Ltd.	283,900	8,972,854
	Matsuda Sangyo Co., Ltd.	209,000	4,142,117
#	Matsui Construction Co., Ltd.	404,100	2,793,527
	Matsuoka Corp.	1,200	17,364
*	Maxell Holdings, Ltd.	733,400	8,584,722
	Mebuki Financial Group, Inc.	688,600	1,473,748

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megmilk Snow Brand Co., Ltd.	165,300	$3,106,737
	Meiji Electric Industries Co., Ltd.	31,400	399,594
	Meiji Shipping Co., Ltd.	16,100	68,973
	Meisei Industrial Co., Ltd.	419,300	2,849,165
#	Meiwa Corp.	276,300	1,182,002
	Meiwa Estate Co., Ltd.	253,900	1,413,949
	Mikuni Corp.	555,500	1,662,894
	Miraial Co., Ltd.	90,700	1,029,370
	Mirait Holdings Corp.	382,750	7,546,947
	Mitani Corp.	900	67,582
#	Mitani Sangyo Co., Ltd.	118,700	413,982
	Mito Securities Co., Ltd.	187,400	501,393
*	Mitsuba Corp.	493,999	3,571,576
	Mitsubishi Kakoki Kaisha, Ltd.	5,600	125,824
*	Mitsubishi Paper Mills, Ltd.	555,000	1,850,179
	Mitsubishi Shokuhin Co., Ltd.	4,200	108,687
	Mitsuboshi Belting, Ltd.	15,800	263,832
	Mitsui DM Sugar Holdings Co., Ltd.	119,200	2,028,684
*	Mitsui E&S Holdings Co., Ltd.	30,900	144,540
	Mitsui Matsushima Holdings Co., Ltd.	217,500	1,961,404
	Mitsui Mining & Smelting Co., Ltd.	4,600	130,984
	Mitsui-Soko Holdings Co., Ltd.	296,000	6,895,916
	Mitsuuroko Group Holdings Co., Ltd.	612,000	7,020,822
	Miyaji Engineering Group, Inc.	108,400	2,498,250
	Miyazaki Bank, Ltd. (The)	363,226	6,583,826
	Miyoshi Oil & Fat Co., Ltd.	122,000	1,391,501
	Mizuho Leasing Co., Ltd.	401,200	13,315,386
	Mizuno Corp.	243,579	5,584,298
	MORESCO Corp.	25,600	269,635
	Moriroku Holdings Co., Ltd.	5,400	109,596
	Morito Co., Ltd.	217,100	1,300,400
#	Mory Industries, Inc.	118,400	2,496,561
	MrMax Holdings, Ltd.	4,300	25,929
	Mugen Estate Co., Ltd.	164,600	737,823
	Murakami Corp.	50,800	1,469,613
	Musashino Bank, Ltd. (The)	483,000	7,243,718
	Nachi-Fujikoshi Corp.	7,400	301,376
	Nadex Co., Ltd.	41,100	273,665
	Nafco Co., Ltd.	74,500	1,274,206
	Nagano Bank, Ltd. (The)	99,399	1,008,007
	Nagano Keiki Co., Ltd.	136,100	1,293,232
	Nagase & Co., Ltd.	1,216,700	18,621,009
	Nakabayashi Co., Ltd.	506,200	2,734,722
#	Nakano Corp.	299,500	1,122,491
	Nakayama Steel Works, Ltd.	416,200	1,511,854
	Nakayo, Inc.	18,700	247,413
	Nanto Bank, Ltd. (The)	330,299	5,671,101
	Narasaki Sangyo Co., Ltd.	34,600	663,709
	Nasu Denki Tekko Co., Ltd.	3,700	275,853
	NEC Capital Solutions, Ltd.	230,900	4,528,883
	Neturen Co., Ltd.	706,100	3,738,478
	NHK Spring Co., Ltd.	1,432,400	11,067,128
	Nicca Chemical Co., Ltd.	34,000	347,084
#	Nichia Steel Works, Ltd.	486,399	1,321,487
	Nichicon Corp.	226,300	2,410,380
	Nichiden Corp.	48,100	976,638
#	Nichi-iko Pharmaceutical Co., Ltd.	459,200	3,549,179
	Nichimo Co., Ltd.	53,700	1,010,938
	Nichireki Co., Ltd.	475,900	5,868,577

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichirin Co., Ltd.	71,560	$1,057,855
	Nihon Denkei Co., Ltd.	45,300	739,057
	Nihon Kagaku Sangyo Co., Ltd.	67,500	818,724
	Nihon Nohyaku Co., Ltd.	605,600	2,826,285
	Nihon Plast Co., Ltd.	274,400	1,770,916
	Nihon Tokushu Toryo Co., Ltd.	160,400	1,622,215
	Nihon Yamamura Glass Co., Ltd.	110,900	981,327
	Nikkato Corp.	1,400	8,622
	Nikko Co., Ltd.	449,400	2,813,285
	Nikkon Holdings Co., Ltd.	521,500	11,485,574
	Nippi, Inc.	13,000	420,849
	Nippn Corp.	371,700	5,343,865
	Nippon Beet Sugar Manufacturing Co., Ltd.	250,800	3,765,514
	Nippon Carbide Industries Co., Inc.	141,600	1,663,717
	Nippon Chemical Industrial Co., Ltd.	192,500	5,318,336
*	Nippon Chemi-Con Corp.	172,300	3,997,171
	Nippon Chemiphar Co., Ltd.	5,500	111,694
	Nippon Coke & Engineering Co., Ltd.	3,394,300	3,162,757
	Nippon Concrete Industries Co., Ltd.	845,300	2,413,605
	Nippon Denko Co., Ltd.	84,100	232,608
	Nippon Densetsu Kogyo Co., Ltd.	246,600	4,315,678
	Nippon Electric Glass Co., Ltd.	908,900	20,638,238
	Nippon Felt Co., Ltd.	129,900	528,705
#	Nippon Filcon Co., Ltd.	164,400	745,566
#	Nippon Fine Chemical Co., Ltd.	160,100	2,581,997
	Nippon Hume Corp.	494,400	3,277,378
	Nippon Kayaku Co., Ltd.	534,000	5,537,563
	Nippon Koei Co., Ltd.	272,200	7,447,436
	Nippon Light Metal Holdings Co., Ltd.	1,120,650	19,727,108
	Nippon Paper Industries Co., Ltd.	1,068,500	12,490,044
	Nippon Pillar Packing Co., Ltd.	215,300	4,445,296
#	Nippon Piston Ring Co., Ltd.	182,100	2,239,304
	Nippon Road Co., Ltd. (The)	175,400	13,014,437
	Nippon Seiki Co., Ltd.	470,300	5,454,749
	Nippon Seisen Co., Ltd.	57,800	2,788,534
	Nippon Shokubai Co., Ltd.	56,700	2,727,309
	Nippon Signal Co., Ltd.	547,000	4,576,946
	Nippon Soda Co., Ltd.	470,100	15,089,335
	Nippon Steel Trading Corp.	306,380	13,150,666
	Nippon Suisan Kaisha, Ltd.	278,500	1,444,828
	Nippon Thompson Co., Ltd.	1,110,300	6,728,552
	Nippon Tungsten Co., Ltd.	3,900	68,541
	Nippon Yakin Kogyo Co., Ltd.	281,050	6,092,141
	Nishikawa Rubber Co., Ltd.	22,200	311,806
#	Nishimatsu Construction Co., Ltd.	875,015	28,452,881
	Nishimoto Co., Ltd.	3,200	78,402
	Nishi-Nippon Financial Holdings, Inc.	1,881,300	10,577,142
	Nishio Rent All Co., Ltd.	69,600	1,904,493
	Nissan Shatai Co., Ltd.	427,600	2,811,821
	Nissan Tokyo Sales Holdings Co., Ltd.	479,300	1,129,843
	Nissei Corp.	2,100	20,046
	Nissei Plastic Industrial Co., Ltd.	274,800	3,446,633
	Nissha Co., Ltd.	83,100	1,170,006
	Nisshin Group Holdings Co., Ltd.	772,000	3,335,576
	Nisshin Oillio Group, Ltd. (The)	635,900	17,511,139
	Nisshinbo Holdings, Inc.	2,332,288	19,622,776
	Nissin Corp.	265,600	3,588,758
	Nissin Sugar Co., Ltd.	308,100	4,758,197
	Nitta Gelatin, Inc.	159,600	916,718

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nittan Valve Co., Ltd.	284,600	$843,031
	Nittetsu Mining Co., Ltd.	130,899	7,194,769
	Nitto Fuji Flour Milling Co., Ltd.	33,400	2,014,884
	Nitto Kogyo Corp.	1,400	23,103
	Nitto Kohki Co., Ltd.	8,300	140,624
	Nitto Seiko Co., Ltd.	470,000	2,526,967
	Nittobest Corp.	100	770
	NJS Co., Ltd.	16,700	292,539
	Noda Corp.	77,500	561,449
	NOK Corp.	137,700	1,821,443
	Noritake Co., Ltd.	161,300	6,226,444
	Noritsu Koki Co., Ltd.	88,700	1,847,804
	Noritz Corp.	404,900	6,889,718
	North Pacific Bank, Ltd.	5,500,300	11,765,550
	Nozawa Corp.	22,200	144,340
	NS United Kaiun Kaisha, Ltd.	242,800	6,116,311
*	NTN Corp.	3,826,000	9,817,969
	Ogaki Kyoritsu Bank, Ltd. (The)	471,300	7,940,833
#	Ohashi Technica, Inc.	156,000	2,136,363
	Oita Bank, Ltd. (The)	202,700	3,122,878
	Okabe Co., Ltd.	402,200	2,410,118
	Okamura Corp.	115,300	1,633,065
	Okasan Securities Group, Inc.	571,900	2,083,718
	Oki Electric Industry Co., Ltd.	430,000	4,017,585
	Okumura Corp.	218,300	5,932,975
	Okura Industrial Co., Ltd.	212,000	4,529,245
	Okuwa Co., Ltd.	332,600	3,311,476
	Olympic Group Corp.	124,800	876,645
	Onoken Co., Ltd.	370,900	4,536,005
	Origin Co., Ltd.	67,400	821,989
	Osaka Soda Co., Ltd.	23,900	526,937
	Osaka Steel Co., Ltd.	426,700	4,622,408
	Osaki Electric Co., Ltd.	799,100	4,590,986
	OUG Holdings, Inc.	11,600	304,625
	Pacific Industrial Co., Ltd.	734,600	8,941,350
	Parker Corp.	31,800	160,397
	PC Depot Corp.	6,700	29,234
	Pegasus Sewing Machine Manufacturing Co., Ltd.	241,500	1,028,384
	Piolax, Inc.	405,600	5,639,501
	Press Kogyo Co., Ltd.	2,403,600	7,886,754
	Pressance Corp.	4,500	65,696
	PS Mitsubishi Construction Co., Ltd.	273,300	1,534,165
	Punch Industry Co., Ltd.	162,800	865,589
	Rasa Corp.	128,000	1,039,644
	Rasa Industries, Ltd.	12,400	205,181
	Rengo Co., Ltd.	702,100	5,977,293
	Restar Holdings Corp.	42,300	751,256
	Retail Partners Co., Ltd.	35,200	387,078
	Rhythm Co., Ltd.	224,200	1,717,742
	Ricoh Leasing Co., Ltd.	379,900	11,972,789
	Riken Corp.	161,600	3,834,180
	Riken Technos Corp.	933,200	5,134,415
	Rix Corp.	13,500	191,740
	Ryobi, Ltd.	575,800	7,576,849
	Ryoden Corp.	346,000	5,263,845
	Ryosan Co., Ltd.	49,600	1,047,777
	S LINE Co., Ltd.	18,800	154,382
	Sakai Chemical Industry Co., Ltd.	358,800	6,208,143
	Sakai Heavy Industries, Ltd.	82,900	1,939,950

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Ovex Co., Ltd.	128,400	$4,461,205
	Sakata INX Corp.	35,700	349,879
	Sala Corp.	527,300	2,851,658
	San Holdings, Inc.	181,800	2,105,228
	San ju San Financial Group, Inc.	170,319	2,215,524
#	San-Ai Oil Co., Ltd.	1,105,100	13,779,058
	Sanei Architecture Planning Co., Ltd.	13,800	248,824
	San-In Godo Bank, Ltd. (The)	3,132,700	15,598,900
	Sanki Engineering Co., Ltd.	794,500	10,863,516
	Sanko Gosei, Ltd.	21,000	97,905
	Sanko Metal Industrial Co., Ltd.	45,300	975,128
	Sankyo Co., Ltd.	318,700	7,953,544
	Sankyo Seiko Co., Ltd.	319,500	1,593,007
	Sankyo Tateyama, Inc.	552,500	3,975,493
	Sansei Technologies, Inc.	14,300	107,349
	Sansha Electric Manufacturing Co., Ltd.	171,100	1,662,925
	Sanyo Chemical Industries, Ltd.	189,100	10,223,994
	Sanyo Industries, Ltd.	59,400	1,017,788
*	Sanyo Special Steel Co., Ltd.	456,400	7,647,381
	Sata Construction Co., Ltd.	75,700	331,564
#	Sato Shoji Corp.	235,200	2,603,148
	Sawada Holdings Co., Ltd.	126,500	1,174,164
	Sawai Group Holdings Co., Ltd.	12,800	548,239
	Saxa Holdings, Inc.	146,399	1,777,714
	Seibu Electric & Machinery Co., Ltd.	5,500	64,014
	Seika Corp.	168,100	2,525,653
	Seikitokyu Kogyo Co., Ltd.	427,870	3,424,208
	Seiko Holdings Corp.	362,500	7,571,254
	Seiko PMC Corp.	11,900	100,930
	Sekisui Jushi Corp.	165,600	3,297,145
	Sekisui Kasei Co., Ltd.	580,000	3,204,222
	Senshu Electric Co., Ltd.	118,000	4,100,442
	Senshu Ikeda Holdings, Inc.	4,043,500	5,826,594
	Shibusawa Warehouse Co., Ltd. (The)	134,600	2,581,210
	Shiga Bank, Ltd. (The)	451,000	7,658,987
	Shikibo, Ltd.	218,800	1,864,844
	Shikoku Bank, Ltd. (The)	642,200	4,098,680
	Shikoku Chemicals Corp.	4,000	47,379
	Shin Nippon Air Technologies Co., Ltd.	47,120	966,646
	Shinagawa Refractories Co., Ltd.	132,700	4,974,469
*	Shindengen Electric Manufacturing Co., Ltd.	107,200	4,358,728
	Shin-Etsu Polymer Co., Ltd.	126,500	1,180,527
	Shinmaywa Industries, Ltd.	47,100	412,365
	Shinnihon Corp.	312,800	2,455,645
	Shinobu Foods Products Co., Ltd.	1,900	10,758
	Shinsho Corp.	106,299	2,877,829
	Shinwa Co., Ltd.	11,800	74,974
	Shizuoka Gas Co., Ltd.	797,800	8,340,313
	Sigma Koki Co., Ltd.	10,900	195,629
	Sinanen Holdings Co., Ltd.	171,500	4,762,499
	Sinfonia Technology Co., Ltd.	14,200	164,334
	Sintokogio, Ltd.	722,562	5,360,706
	SK-Electronics Co., Ltd.	50,900	466,416
	SKY Perfect JSAT Holdings, Inc.	2,815,400	10,651,356
	SMK Corp.	86,599	1,945,792
	SNT Corp.	524,000	1,187,587
#	Soda Nikka Co., Ltd.	215,900	1,039,738
	Sodick Co., Ltd.	589,000	5,497,509
	Soft99 Corp.	81,600	972,001

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Soken Chemical & Engineering Co., Ltd.	64,000	$1,148,869
	Space Co., Ltd.	3,300	27,115
	Space Value Holdings Co., Ltd.	314,700	2,249,774
	SPK Corp.	84,836	1,061,160
	Starzen Co., Ltd.	146,300	2,902,671
	Subaru Enterprise Co., Ltd.	23,100	1,676,894
	Sugimoto & Co., Ltd.	145,800	3,288,192
	Sumida Corp.	3,100	36,507
	Suminoe Textile Co., Ltd.	148,900	2,774,438
	Sumitomo Mitsui Construction Co., Ltd.	565,600	2,497,948
	Sumitomo Osaka Cement Co., Ltd.	380,099	10,869,446
*	Sumitomo Precision Products Co., Ltd.	20,816	507,536
	Sumitomo Riko Co., Ltd.	813,800	6,000,747
	Sumitomo Seika Chemicals Co., Ltd.	81,200	2,747,830
	Sumitomo Warehouse Co., Ltd. (The)	1,186,500	17,313,110
	Sun Frontier Fudousan Co., Ltd.	182,900	1,725,857
	Suncall Corp.	223,600	926,258
#	Sun-Wa Technos Corp.	258,200	3,179,723
#	Suruga Bank, Ltd.	1,716,500	5,193,308
	Suzuki Co., Ltd.	179,400	1,498,239
*	T RAD Co., Ltd.	153,300	3,928,774
	T&K Toka Co., Ltd.	234,600	1,748,751
	Tachibana Eletech Co., Ltd.	345,220	4,518,397
	Tachikawa Corp.	222,900	2,678,857
	Tachi-S Co., Ltd.	160,900	2,145,201
	Tadano, Ltd.	688,100	7,080,890
	Taihei Dengyo Kaisha, Ltd.	325,800	7,886,412
	Taiheiyo Kouhatsu, Inc.	211,700	1,234,993
#	Taiho Kogyo Co., Ltd.	395,300	3,361,343
	Taiko Bank, Ltd. (The)	32,000	369,661
	Taisei Lamick Co., Ltd.	8,200	207,559
	Taisei Oncho Co., Ltd.	200	3,555
	Takachiho Koheki Co., Ltd.	65,500	701,720
	Takano Co., Ltd.	149,400	905,820
	Takaoka Toko Co., Ltd.	196,144	2,417,179
	Takara Leben Co., Ltd.	459,200	1,436,583
	Takara Standard Co., Ltd.	510,653	7,437,301
	Takasago International Corp.	178,600	4,439,407
	Takashima & Co., Ltd.	42,600	688,892
#	Takashimaya Co., Ltd.	1,312,517	13,619,709
	TAKEBISHI Corp.	38,900	547,441
	Takisawa Machine Tool Co., Ltd.	76,400	792,241
	Tanabe Engineering Corp.	25,500	205,234
	Tatsuta Electric Wire and Cable Co., Ltd.	328,100	1,613,000
	Tayca Corp.	43,100	476,913
#	Tbk Co., Ltd.	585,500	2,197,720
#	TECHNO ASSOCIE Co., Ltd.	167,000	1,664,505
#	Techno Ryowa, Ltd.	220,770	1,826,022
	Techno Smart Corp.	1,200	14,280
	Teikoku Tsushin Kogyo Co., Ltd.	163,800	1,738,524
	Tekken Corp.	173,000	2,938,417
	Tenma Corp.	366,400	8,597,549
	Terasaki Electric Co., Ltd.	13,100	151,844
#	Tigers Polymer Corp.	292,100	1,190,778
	Toa Corp.	174,400	1,309,905
#	Toa Corp.	272,200	6,139,181
	Toa Oil Co., Ltd.	111,700	2,828,563
	TOA ROAD Corp.	102,300	4,356,214
	Toabo Corp.	73,100	284,506

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toagosei Co., Ltd.	1,739,700	$18,173,390
#	Tobishima Corp.	179,500	1,788,586
	TOC Co., Ltd.	116,700	685,015
	Toda Corp.	234,500	1,671,429
	Toenec Corp.	215,500	7,346,484
	Togami Electric Manufacturing Co., Ltd.	13,000	226,321
	Toho Acetylene Co., Ltd.	15,900	168,771
	Toho Bank, Ltd. (The)	3,991,200	7,545,888
	Toho Holdings Co., Ltd.	360,300	6,051,576
	Tohoku Bank, Ltd. (The)	182,399	1,660,469
	Tohoku Steel Co., Ltd.	7,500	116,972
	Tokai Lease Co., Ltd.	61,799	883,286
	Tokai Rika Co., Ltd.	781,300	12,176,036
	Tokai Tokyo Financial Holdings, Inc.	1,139,200	4,033,326
	Tokushu Tokai Paper Co., Ltd.	119,622	4,831,054
	Tokuyama Corp.	358,600	7,593,935
	Tokyo Energy & Systems, Inc.	566,400	5,208,069
	Tokyo Keiki, Inc.	247,576	2,316,973
#	Tokyo Radiator Manufacturing Co., Ltd.	40,400	228,454
*	Tokyo Rope Manufacturing Co., Ltd.	34,500	344,669
#	Tokyo Sangyo Co., Ltd.	484,900	3,107,917
	Tokyo Tekko Co., Ltd.	157,900	2,234,774
	Tokyu Construction Co., Ltd.	182,200	1,283,486
	Toli Corp.	1,102,900	2,381,852
	Tomato Bank, Ltd.	165,500	1,568,433
	Tomen Devices Corp.	23,100	1,068,215
#	Tomoe Corp.	676,300	2,359,715
	Tomoe Engineering Co., Ltd.	110,200	2,240,212
	Tomoku Co., Ltd.	267,800	4,662,652
	TOMONY Holdings, Inc.	3,069,500	8,361,320
	Tonami Holdings Co., Ltd.	150,700	6,753,856
	Toppan Forms Co., Ltd.	793,100	7,639,380
	Topre Corp.	163,900	2,369,362
	Topy Industries, Ltd.	428,000	5,001,601
	Torigoe Co., Ltd. (The)	86,500	628,358
	Torii Pharmaceutical Co., Ltd.	16,100	373,456
	Tosei Corp.	195,600	2,031,004
	Tottori Bank, Ltd. (The)	62,999	642,102
	Towa Bank, Ltd. (The)	609,500	2,741,892
	Toyo Construction Co., Ltd.	1,311,300	7,021,877
	Toyo Corp.	113,600	1,189,769
#	Toyo Denki Seizo K.K.	126,850	1,333,689
	Toyo Ink SC Holdings Co., Ltd.	655,800	12,009,500
	Toyo Kanetsu K.K.	45,800	995,182
#	Toyo Logistics Co., Ltd.	90,600	259,764
	Toyo Machinery & Metal Co., Ltd.	267,900	1,256,140
	Toyo Seikan Group Holdings, Ltd.	13,100	178,242
	Toyo Tanso Co., Ltd.	192,500	5,055,838
	Toyo Wharf & Warehouse Co., Ltd.	112,299	1,471,926
	Toyobo Co., Ltd.	1,382,700	17,546,526
	TPR Co., Ltd.	165,400	2,317,036
	Trinity Industrial Corp.	12,100	96,585
	TS Tech Co., Ltd.	512,800	7,629,080
	Tsubakimoto Chain Co.	399,400	12,163,027
	Tsubakimoto Kogyo Co., Ltd.	21,500	694,921
	Tsukishima Kikai Co., Ltd.	272,800	2,894,006
	Tsukuba Bank, Ltd.	1,037,967	1,600,986
	Tsurumi Manufacturing Co., Ltd.	233,200	3,795,334
	TV Asahi Holdings Corp.	279,500	4,344,298

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tv Tokyo Holdings Corp.	212,800	$4,001,896
	TYK Corp.	561,500	1,628,314
*	UACJ Corp.	857,999	22,646,696
	Ube Industries, Ltd.	658,100	13,217,612
	Ueki Corp.	37,400	500,235
	Uniden Holdings Corp.	36,899	918,034
	Unipres Corp.	480,100	4,336,217
	United Super Markets Holdings, Inc.	105,400	1,031,082
	Urbanet Corp. Co., Ltd.	9,200	25,111
	Utoc Corp.	151,100	711,247
	Valor Holdings Co., Ltd.	141,000	2,994,377
	Vital KSK Holdings, Inc.	173,815	1,175,016
	Wakachiku Construction Co., Ltd.	185,800	2,936,781
	Wakita & Co., Ltd.	842,400	7,882,246
	Warabeya Nichiyo Holdings Co., Ltd.	242,400	5,153,631
#	Wood One Co., Ltd.	129,300	1,414,529
*	World Co., Ltd.	25,000	305,971
	Xebio Holdings Co., Ltd.	507,300	4,651,326
	YAC Holdings Co., Ltd.	48,900	535,060
	Yachiyo Industry Co., Ltd.	100,900	545,358
#	Yagi & Co., Ltd.	1,100	14,961
	Yahagi Construction Co., Ltd.	209,800	1,350,199
	Yaizu Suisankagaku Industry Co., Ltd.	100,200	873,866
	YAMABIKO Corp.	194,696	2,228,990
	Yamagata Bank, Ltd. (The)	151,700	1,174,016
	Yamaguchi Financial Group, Inc.	1,702,748	9,788,877
	Yamanashi Chuo Bank, Ltd. (The)	240,574	1,796,000
	Yamatane Corp.	215,499	3,076,779
#	Yamato Corp.	326,300	2,340,324
	Yamato Kogyo Co., Ltd.	342,200	11,636,539
	Yamaya Corp.	57,600	1,220,088
	Yamazawa Co., Ltd.	16,000	251,459
	Yasuda Logistics Corp.	266,400	2,314,695
	Yellow Hat, Ltd.	162,000	3,122,461
	Yodogawa Steel Works, Ltd.	421,800	9,100,677
	Yokohama Reito Co., Ltd.	1,157,100	9,390,469
	Yondenko Corp.	83,450	2,253,656
	Yorozu Corp.	456,700	5,096,180
	Yotai Refractories Co., Ltd.	326,700	3,725,692
	Yuasa Funashoku Co., Ltd.	50,999	1,412,773
#	Yuken Kogyo Co., Ltd.	48,400	775,361
	Yurtec Corp.	1,069,900	7,015,839
	Yushiro Chemical Industry Co., Ltd.	185,000	1,996,434
	Yutaka Giken Co., Ltd.	12,800	235,837
	Zaoh Co., Ltd.	28,700	410,592
#	Zenitaka Corp. (The)	49,100	1,802,631
TOTAL JAPAN			2,717,168,146
NETHERLANDS — (2.8%)
	APERAM SA	1,039,624	65,154,394
	Arcadis NV	366,706	16,239,769
	ASR Nederland NV	2,645,910	108,737,898
	Boskalis Westminster	1,074,211	33,804,441
	Brunel International NV	10,003	132,468
	ForFarmers NV	9,550	54,220
*	Fugro NV	9,248	87,423
	Heijmans NV	535,474	7,969,462
	Kendrion NV	20,927	555,980
	Ordina NV	2,816,311	12,029,767

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	SBM Offshore NV	4,276,666	$62,081,436
	Signify NV	852,899	47,778,332
#	SNS NV	4,044,025	0
TOTAL NETHERLANDS			354,625,590
NEW ZEALAND — (0.3%)
*	Air New Zealand, Ltd.	4,276,543	4,470,787
	Arvida Group, Ltd.	1,193,013	1,711,243
	Chorus, Ltd.	3,848,989	16,521,489
	Colonial Motor Co., Ltd. (The)	247,107	1,555,756
	Heartland Group Holdings, Ltd.	2,892,089	4,131,651
	Kathmandu Holdings, Ltd.	3,346,227	3,191,654
#*	Millennium & Copthorne Hotels New Zealand, Ltd.	838,561	1,359,869
#*	New Zealand Refining Co., Ltd. (The)	684,139	395,133
#*	NZME, Ltd.	1,169,418	791,561
	Oceania Healthcare, Ltd.	160,570	166,672
	PGG Wrightson, Ltd.	266,886	639,572
	Richina Pacific, Ltd.	832,183	0
#*	Sanford, Ltd.	1,039,541	3,613,409
*	SKY Network Television, Ltd.	4,073,460	468,051
*	Tourism Holdings, Ltd.	51,197	83,970
	TOWER, Ltd.	399,189	195,846
	Turners Automotive Group, Ltd.	54,540	163,444
	Z Energy, Ltd.	210,162	431,812
TOTAL NEW ZEALAND			39,891,919
NORWAY — (0.8%)
*	Akastor ASA	1,271,420	835,118
#*	Aker Solutions ASA	3,801,944	7,231,623
	American Shipping Co. ASA	818,538	2,853,957
#*	Archer, Ltd.	317,950	157,217
	Austevoll Seafood ASA	29,866	376,529
#	Avance Gas Holding, Ltd.	1,336,581	5,669,185
*	B2Holding ASA	1,029,155	1,050,500
	Bank Norwegian ASA	93,030	1,089,802
	Bonheur ASA	352,620	11,247,345
#*	BW Energy, Ltd.	647,412	1,955,250
	BW LPG, Ltd.	1,570,641	9,071,534
	BW Offshore, Ltd.	2,595,844	8,805,662
*	DNO ASA	3,180,403	3,011,153
	FLEX LNG, Ltd.	51,730	698,671
#	Frontline, Ltd.	1,267,604	10,173,442
	Hunter Group ASA	437,116	145,813
	Komplett Bank ASA	37,220	36,072
#	Ocean Yield ASA	531,022	1,774,297
#*	Odfjell Drilling, Ltd.	1,872,121	4,284,650
*	Odfjell SE, Class A	295,711	1,058,176
	Okeanis Eco Tankers Corp.	18,319	161,706
*	Otello Corp. ASA	154,003	582,898
	Pareto Bank ASA	14,266	88,652
*	PGS ASA	7,231,810	3,542,305
	Sbanken ASA	407,549	4,962,987
	SpareBank 1 SR-Bank ASA	132,709	1,737,262
	Stolt-Nielsen, Ltd.	581,722	7,931,619
	TGS ASA	14,842	169,807
	Treasure ASA	42,641	79,852
*	Wallenius Wilhelmsen ASA	526,942	1,663,206
	Wilh Wilhelmsen Holding ASA, Class A	224,220	4,515,248

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	XXL ASA	1,494,595	$3,269,247
TOTAL NORWAY			100,230,785
PORTUGAL — (0.2%)
#*	Banco Comercial Portugues SA, Class R	117,078,428	16,664,579
	Corticeira Amorim SGPS SA	72,628	904,856
	Sonae SGPS SA	9,662,093	9,538,399
TOTAL PORTUGAL			27,107,834
SINGAPORE — (0.9%)
	Accordia Golf Trust	1,777,200	27,938
	Amara Holdings, Ltd.	96,100	26,280
#*	Banyan Tree Holdings, Ltd.	2,836,100	640,174
#	Bonvests Holdings, Ltd.	1,317,380	897,314
#	China Aviation Oil Singapore Corp., Ltd.	454,800	338,940
#	Chip Eng Seng Corp., Ltd.	9,052,998	2,974,591
	Chuan Hup Holdings, Ltd.	6,184,800	983,986
	DMX Technologies Group, Ltd.	3,585,000	0
#*	Ezra Holdings, Ltd.	12,978,893	19,732
	Far East Orchard, Ltd.	4,272,342	3,558,188
	First Sponsor Group, Ltd.	1,045,655	1,046,046
	GK Goh Holdings, Ltd.	2,099,974	1,508,544
	Golden Agri-Resources, Ltd.	38,429,100	6,507,662
*	GP Industries, Ltd.	708,308	290,521
#	GuocoLand, Ltd.	2,884,700	3,404,989
	Hafnia, Ltd.	113,434	218,838
#	Hanwell Holdings, Ltd.	3,766,143	1,180,308
	Haw Par Corp., Ltd.	101,700	1,004,587
	Hiap Hoe, Ltd.	73,800	35,540
#	Ho Bee Land, Ltd.	6,112,700	12,586,405
#	Hong Fok Corp., Ltd.	6,212,060	3,691,301
	Hong Fok Land, Ltd.	4,248,000	0
	Hong Leong Asia, Ltd.	3,261,500	2,141,274
#	Hong Leong Finance, Ltd.	911,600	1,635,527
#	Hotel Grand Central, Ltd.	2,797,649	2,165,745
	Hour Glass, Ltd. (The)	402,960	457,178
	Hutchison Port Holdings Trust	22,458,000	5,270,152
#*	Hyflux, Ltd.	6,643,700	406,972
*	Indofood Agri Resources, Ltd.	423,200	99,703
#	Japfa, Ltd.	571,859	322,938
	Jurong Technologies Industrial Corp., Ltd.	3,391,000	0
#	k1 Ventures, Ltd.	2,371,600	0
	Low Keng Huat Singapore, Ltd.	275,800	93,972
	Metro Holdings, Ltd.	9,400,060	5,503,789
#*	Midas Holdings, Ltd.	29,676,800	788,490
#	OUE, Ltd.	3,921,200	3,616,614
	Oxley Holdings, Ltd.	94,449	16,039
	QAF, Ltd.	3,490,308	2,538,900
#*	Raffles Education Corp., Ltd.	3,822,490	282,327
	Sembcorp Industries, Ltd.	5,356,400	8,262,510
#*	Sembcorp Marine, Ltd.	15,195,658	1,287,821
#	SIIC Environment Holdings, Ltd.	5,745,300	816,210
	Sinarmas Land, Ltd.	387,100	81,156
#	Sing Holdings, Ltd.	1,587,200	445,452
	Sing Investments & Finance, Ltd.	176,600	193,824
	Singapore Land Group, Ltd.	1,951,721	3,880,788
	Singapore Press Holdings, Ltd.	10,793,800	14,976,197
	Singapura Finance, Ltd.	210,000	132,282

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Stamford Land Corp., Ltd.	3,984,400	$1,544,066
	Straits Trading Co., Ltd.	178,600	372,957
#*	Swiber Holdings, Ltd.	10,173,200	153,167
	Tiong Woon Corp. Holding, Ltd.	2,080,150	804,560
#	Tuan Sing Holdings, Ltd.	16,702,623	6,479,168
	UOB-Kay Hian Holdings, Ltd.	191,522	222,021
	Wee Hur Holdings, Ltd.	611,500	94,818
#	Wing Tai Holdings, Ltd.	7,335,954	9,907,547
	Yangzijiang Shipbuilding Holdings, Ltd.	1,478,300	1,495,932
	Yeo Hiap Seng, Ltd.	323,363	214,642
TOTAL SINGAPORE			117,646,622
SPAIN — (2.3%)
	Acerinox SA	1,799,667	24,057,623
*	Adveo Group International SA	15,262	0
	Aedas Homes SA	7,571	229,404
	Almirall SA	241,566	3,832,903
*	Atresmedia Corp. de Medios de Comunicacion SA	93,562	386,804
*	Banco de Sabadell SA	41,772,516	29,042,298
	Bankinter SA	8,287,687	45,276,275
	CaixaBank SA	4,546,975	13,504,100
#*	Caja de Ahorros del Mediterraneo	298,813	0
#*	Deoleo SA	223,490	93,596
#	Ebro Foods SA	1,773,514	35,988,335
#*	eDreams ODIGEO SA	1,148,788	9,509,734
	Elecnor SA	42,421	518,484
	Enagas SA	112,653	2,587,359
*	Ence Energia y Celulosa SA	1,572,732	4,861,316
*	Ercros SA	3,041,540	12,640,236
	Euskaltel SA	1,194,686	15,563,342
*	Gestamp Automocion SA	327,421	1,601,144
	Grupo Catalana Occidente SA	659,460	24,688,491
	Iberpapel Gestion SA	116,782	2,585,447
	Liberbank SA	3,774,929	1,268,584
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,287,687	16,708,411
	Mapfre SA	11,871,344	24,456,524
*	Mediaset Espana Comunicacion SA	417,538	2,488,926
	Miquel y Costas & Miquel SA	2,067	40,166
	Neinor Homes SA	79,115	1,151,459
	Sacyr SA	3,421,533	8,319,317
#*	Tubacex SA	2,059,372	3,663,487
#	Unicaja Banco SA	1,930,788	1,775,410
*	Vocento SA	760,260	1,028,680
TOTAL SPAIN			287,867,855
SWEDEN — (3.6%)
	AcadeMedia AB	894,316	8,658,767
	Adapteo Oyj	893,954	17,165,992
	Alimak Group AB	214,535	3,734,628
	Ambea AB	82,297	604,619
*	Annehem Fastigheter AB, Class B	555,080	2,292,730
*	Arise AB	58,506	284,978
	Arjo AB, Class B	2,449,628	30,943,157
*	Attendo AB	428,923	2,099,239
*	Beijer Electronics Group AB	16,339	95,876
	Bergman & Beving AB	441,277	8,632,061
	Betsson AB, Class B	1,275,599	10,266,142
	Bilia AB, Class A	56,815	1,219,073

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	BillerudKorsnas AB	323,714	$7,002,674
	Bjorn Borg AB	25,586	103,121
	Bonava AB, Class B	956,085	10,225,866
	Bufab AB	31,007	1,199,970
	Bulten AB	325,294	3,471,263
	Bure Equity AB	843,244	45,494,359
	Byggmax Group AB	1,168,397	9,881,424
	Catella AB	9,682	33,411
*	Catena Media P.L.C.	122,342	856,478
	Cloetta AB, Class B	4,449,936	14,441,971
*	Doro AB	387,817	2,671,940
*	Duni AB	563,754	7,416,838
	Elanders AB, Class B	106,260	2,095,976
#*	Eltel AB	29,797	79,621
*	Enea AB	2,274	62,730
	Granges AB	2,296,827	30,357,167
#*	Haldex AB	365,749	2,248,944
#*	Hoist Finance AB	1,311,876	5,078,336
*	Humana AB	225,881	1,731,346
#*	International Petroleum Corp.	836,077	4,054,398
	Inwido AB	1,156,183	21,426,279
*	ITAB Shop Concept AB	135,825	281,651
	JM AB	861,567	30,402,580
	KNOW IT AB	2,956	103,669
	Lindab International AB	1,695,285	49,477,243
	Loomis AB, Class B	163,550	5,483,832
*	Mekonomen AB	702,362	11,233,963
	Midsona AB, Class B	13,731	114,483
*	Modern Times Group MTG AB, Class B	26,406	375,135
	Momentum Group AB, Class B	285,250	6,352,059
*	Net Insight AB, Class B	329,136	135,996
*	New Wave Group AB, Class B	1,420,239	22,756,328
	Nobia AB	477,446	3,913,500
	Nordic Waterproofing Holding AB	204,266	4,920,959
	Peab AB, Class B	2,615,987	30,506,421
	Pricer AB, Class B	330,598	1,201,289
#	Ratos AB, Class B	2,459,960	17,437,127
	Resurs Holding AB	1,767,780	8,526,503
*	Rottneros AB	1,100,559	1,294,706
	Scandi Standard AB	23,341	155,109
	Semcon AB	315,288	4,745,147
*	Systemair AB	37,370	1,473,416
	Tethys Oil AB	83,376	554,813
	VBG Group AB, Class B	40,680	864,878
TOTAL SWEDEN			458,242,181
SWITZERLAND — (5.2%)
	Allreal Holding AG	280,364	57,980,244
#	Arbonia AG	942,784	17,899,554
*	Aryzta AG	3,477,460	4,629,055
*	Autoneum Holding AG	46,848	8,995,602
	Baloise Holding AG	52,944	8,347,707
	Banque Cantonale de Geneve	34,351	6,332,285
	Banque Cantonale du Jura SA	5,729	332,380
	Banque Cantonale Vaudoise	89,239	7,966,539
	Bell Food Group AG	38,088	11,717,338
	Bellevue Group AG	132,822	6,246,632
	Berner Kantonalbank AG	45,373	10,392,764
*	Bobst Group SA	104,433	8,968,634

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bystronic AG	14,296	$19,670,965
	Calida Holding AG	46,303	2,197,236
	Carlo Gavazzi Holding AG	7,796	2,241,804
#	Cicor Technologies, Ltd.	17,615	1,240,513
	Cie Financiere Tradition SA	20,201	2,564,154
*	Dufry AG	351,794	18,612,633
	EFG International AG	1,697,923	13,793,823
	Energiedienst Holding AG	13,408	569,172
#*	Feintool International Holding AG	29,234	2,084,265
*	Flughafen Zurich AG	94,109	15,122,127
*	GAM Holding AG	1,845,098	3,991,649
	Gurit Holding AG	5,893	13,334,605
	Helvetia Holding AG	481,184	52,335,523
*	HOCHDORF Holding AG	2,243	133,508
	Huber & Suhner AG	64,111	5,452,500
	Hypothekarbank Lenzburg AG	20	94,870
*	Implenia AG	323,192	8,580,193
*	Ina Invest Holding AG	29,604	604,996
	Investis Holding SA	14,118	1,603,201
*	Jungfraubahn Holding AG	39,827	6,366,419
#	Kudelski SA	185,492	839,020
	Landis+Gyr Group AG	87,717	6,942,609
	Liechtensteinische Landesbank AG	178,397	10,528,860
	Luzerner Kantonalbank AG	21,448	9,927,255
	Metall Zug AG	1,259	3,058,084
	Mobimo Holding AG	80,781	27,713,141
	OC Oerlikon Corp. AG	750,334	8,493,408
	Orell Fuessli AG	244	26,778
	Phoenix Mecano AG	7,255	3,717,687
	Plazza AG, Class A	1,558	572,631
*	Rieter Holding AG	36,621	8,611,472
	Schweiter Technologies AG	5,062	7,924,144
	Siegfried Holding AG	64,976	65,748,025
	St Galler Kantonalbank AG	48,469	22,540,356
	Sulzer AG	27,422	4,023,864
	Swiss Prime Site AG	265,210	28,240,321
*	Swiss Steel Holding AG	8,207,884	4,070,018
	Thurgauer Kantonalbank	11,153	1,292,678
*	TX Group AG	13,151	1,313,791
	Valiant Holding AG	138,057	14,358,149
*	Valora Holding AG	82,627	18,705,801
	Vaudoise Assurances Holding SA	23,709	12,032,295
	Vetropack Holding AG	124,020	8,196,592
	Vontobel Holding AG	300,012	26,452,867
	VP Bank AG, Class A	69,464	8,264,254
*	V-ZUG Holding AG	12,230	1,866,815
	Walliser Kantonalbank	13,514	1,544,890
	Zehnder Group AG	207,275	22,017,641
	Zug Estates Holding AG, Class B	625	1,341,906
	Zuger Kantonalbank AG	264	2,035,593
TOTAL SWITZERLAND			652,803,835
TAIWAN — (0.0%)
*	FIT Hon Teng, Ltd.	1,411,000	303,979
UNITED ARAB EMIRATES — (0.0%)
*	Shelf Drilling, Ltd.	129,249	69,454

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (16.1%)
	Afren P.L.C.	2,935,351	$0
	Aggreko P.L.C.	5,041,797	60,871,907
	Airtel Africa P.L.C.	74,419	91,981
	Alliance Pharma P.L.C.	1,054,065	1,523,829
	Anglo Pacific Group P.L.C.	2,114,886	3,988,588
	Anglo-Eastern Plantations P.L.C.	269,907	2,310,524
*	Babcock International Group P.L.C.	7,027,222	24,975,715
	Bakkavor Group P.L.C.	24,080	42,241
	Balfour Beatty P.L.C.	6,185,589	26,049,196
*	Bank of Georgia Group P.L.C.	729,485	15,207,795
*	Beazley P.L.C.	75,899	413,164
	Bellway P.L.C.	2,342,540	106,954,119
*	Biffa P.L.C.	818,717	4,066,796
	Bloomsbury Publishing P.L.C.	798,159	4,002,969
	Bodycote P.L.C.	2,006,542	25,163,501
*	Breedon Group P.L.C.	173,194	259,487
	Burford Capital, Ltd.	558,374	6,105,870
	Cairn Energy P.L.C.	2,083,594	3,694,415
	Camellia P.L.C.	661	62,359
*	Card Factory P.L.C.	181,843	150,724
	CareTech Holdings P.L.C.	166,848	1,472,827
	Carr's Group P.L.C.	596,259	1,307,347
	Castings P.L.C.	469,632	2,570,832
	Centamin P.L.C.	29,442,367	43,821,582
	Central Asia Metals P.L.C.	409,848	1,395,107
*	Centrica P.L.C.	6,574,456	4,148,669
	Charles Stanley Group P.L.C.	3,600	25,544
	Chemring Group P.L.C.	3,571,734	15,249,624
	Chesnara P.L.C.	1,455,054	5,520,192
*	Cineworld Group P.L.C.	3,266,436	2,881,296
	Clarkson P.L.C.	11,287	505,961
	Close Brothers Group P.L.C.	3,165,895	67,860,808
*	Crest Nicholson Holdings P.L.C.	5,196,935	29,931,909
	Daily Mail & General Trust P.L.C., Class A	723,421	11,001,660
	Debenhams P.L.C.	90,397	0
*	DFS Furniture P.L.C.	163,249	601,895
	DiscoverIE Group P.L.C.	650,698	9,388,548
	Diversified Energy Co., P.L.C.	1,525,418	2,232,905
*	Dixons Carphone P.L.C.	16,349,607	29,326,795
	Drax Group P.L.C.	6,150,470	34,387,854
*	Elementis P.L.C.	4,696,852	9,298,425
*	Energean P.L.C	1,900	17,110
#*	EnQuest P.L.C.	35,813,678	12,066,577
	Epwin Group P.L.C.	222,331	349,271
*	Equiniti Group P.L.C.	2,228,951	5,544,341
	Essentra P.L.C.	1,099,002	4,330,030
	Ferrexpo P.L.C.	880,626	5,886,209
*	Firstgroup P.L.C.	24,097,676	27,645,751
#*	Flowtech Fluidpower P.L.C.	90,707	159,041
*	Foxtons Group P.L.C.	578,251	438,975
*	Frasers Group P.L.C.	4,791,412	40,145,951
*	Fuller Smith & Turner P.L.C., Class A	24,158	282,775
	Galliford Try Holdings P.L.C.	1,413,048	3,123,329
	Gem Diamonds, Ltd.	88,379	76,143
	Genel Energy P.L.C.	2,337,231	4,669,761
*	Georgia Capital P.L.C.	191,367	1,673,691
	Grafton Group P.L.C.	5,481,699	97,796,671
	Grainger P.L.C.	5,166,538	21,728,769
	Gulf Keystone Petroleum, Ltd.	3,234,548	7,389,068

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	H&T Group P.L.C.	46,743	$170,326
*	Halfords Group P.L.C.	4,607,850	22,774,054
*	Harbour Energy P.L.C.	778,890	3,537,710
	Hargreaves Services P.L.C.	9,363	68,270
	Harworth Group P.L.C.	17,547	38,239
	Headlam Group P.L.C.	223,695	1,643,786
	Helical P.L.C.	1,396,395	8,817,587
	Henry Boot P.L.C.	1,302,644	4,947,170
	Hochschild Mining P.L.C.	1,783,336	3,820,631
	Hunting P.L.C.	2,335,494	6,810,341
	Inchcape P.L.C.	3,518,943	41,564,848
*	International Personal Finance P.L.C.	2,474,666	5,136,883
#	Interserve P.L.C.	284,001	0
	Investec P.L.C.	1,928,898	7,328,101
	IP Group P.L.C.	1,027,589	1,644,203
*	IQE P.L.C.	85,620	56,597
	John Laing Group P.L.C.	2,102,802	11,710,395
*	John Wood Group P.L.C.	5,423,594	16,428,992
	Jupiter Fund Management P.L.C.	258,297	970,745
*	Just Group P.L.C.	4,692,396	6,503,722
	Keller Group P.L.C.	1,705,743	20,880,121
	Lancashire Holdings, Ltd.	2,482,135	21,966,438
*	Lookers P.L.C.	3,579,664	3,337,724
*	LSL Property Services P.L.C.	37,489	219,388
	Man Group P.L.C.	19,347,965	53,129,773
*	Marks & Spencer Group P.L.C.	12,851,433	24,193,203
*	Marston's P.L.C.	10,769,990	12,544,479
	McBride P.L.C.	11,220	13,126
*	Mears Group P.L.C.	2,107,260	5,564,586
*	Mediclinic International P.L.C.	4,708,981	18,228,175
*	Meggitt P.L.C.	8,865,721	57,780,255
	Micro Focus International P.L.C.	849,293	4,732,027
*	Mitchells & Butlers P.L.C.	7,938,165	30,767,374
	MJ Gleeson P.L.C.	496,922	5,703,661
	Morgan Sindall Group P.L.C.	346,968	11,289,822
	Morses Club P.L.C.	23,515	26,823
	MP Evans Group P.L.C.	9,879	97,629
#*	N Brown Group P.L.C.	667,028	464,384
*	National Express Group P.L.C.	9,659,574	36,504,063
	Norcros P.L.C.	120,845	497,112
	Numis Corp. P.L.C.	3,851	19,149
	OSB Group P.L.C.	2,002,879	13,467,205
	Pan African Resources P.L.C.	148,869	35,900
	Paragon Banking Group P.L.C.	6,577,529	50,495,827
*	Pendragon P.L.C.	17,210,785	4,307,720
#*	Petrofac, Ltd.	450,328	646,140
#*	Petropavlovsk P.L.C.	14,057,405	4,187,380
	Pets at Home Group P.L.C.	6,424,927	41,741,628
*	Pharos Energy P.L.C.	1,574,132	519,352
*	Playtech P.L.C.	4,272,115	21,962,624
	Premier Foods P.L.C.	11,819,416	18,285,229
*	Provident Financial P.L.C.	457,464	1,800,782
	QinetiQ Group P.L.C.	412,836	1,887,443
	Quilter P.L.C.	11,275,086	25,133,764
*	Rank Group P.L.C.	176,330	403,072
	Rathbone Brothers P.L.C.	17,053	444,295
	Reach P.L.C.	2,966,274	15,856,263
	Redde Northgate P.L.C.	2,824,385	16,604,368
	Redrow P.L.C.	6,678,500	59,668,986

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Renewi P.L.C.	382,871	$2,744,755
	Ricardo P.L.C.	5,530	29,109
	Royal Mail P.L.C.	11,417,689	79,996,574
*	RPS Group P.L.C.	3,121,617	4,729,357
	RWS Holdings P.L.C.	269,227	2,118,921
	S&U P.L.C.	5,488	205,836
*	Saga P.L.C.	1,099,699	5,411,254
	Secure Trust Bank P.L.C.	597	10,606
*	Senior P.L.C.	1,230,540	2,768,748
	Serica Energy P.L.C.	46,279	100,554
	Severfield P.L.C.	1,031,977	1,134,412
*	SIG P.L.C.	5,070,645	3,210,618
*	Speedy Hire P.L.C.	5,811,784	5,653,480
*	Spire Healthcare Group P.L.C.	2,407,169	7,421,716
	St. Modwen Properties P.L.C.	2,930,956	22,748,532
	Stock Spirits Group P.L.C.	2,545,607	9,085,256
*	Superdry P.L.C.	567,770	2,956,974
*	TBC Bank Group P.L.C.	68,519	1,155,273
#	Thomas Cook Group P.L.C.	2,914,740	0
	TI Fluid Systems P.L.C., Class B	121,833	524,724
	TP ICAP Group P.L.C.	12,623,769	34,321,802
*	Travis Perkins P.L.C.	4,856,929	114,876,355
*	Trifast P.L.C.	854,919	1,691,326
	TT Electronics P.L.C.	3,284,387	12,188,436
#*	Tullow Oil P.L.C.	13,426,329	8,368,202
	Tyman P.L.C.	1,166,016	6,858,070
*	U & I Group P.L.C.	517,739	657,944
	Vectura Group P.L.C.	3,362,713	7,090,300
*	Vertu Motors P.L.C.	1,402,802	911,413
	Vesuvius P.L.C.	6,818,903	50,581,777
*	Virgin Money UK P.L.C.	3,042,917	8,448,808
	Vistry Group P.L.C.	5,379,706	89,159,431
	Vp P.L.C.	276,189	3,646,414
*	Wickes Group P.L.C.	5,442,240	19,008,556
*	Young & Co's Brewery P.L.C.	1,117	13,697
*	Young & Co's Brewery P.L.C., Class A	16,756	377,075
TOTAL UNITED KINGDOM			2,031,774,618
UNITED STATES — (0.1%)
	Ovintiv, Inc.	238,227	6,123,709
	Primo Water Corp.	73,267	1,211,104
TOTAL UNITED STATES			7,334,813
TOTAL COMMON STOCKS			12,342,148,424
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Biotest AG	46,273	1,964,626
	Draegerwerk AG & Co., KGaA	178,097	16,369,250
	Jungheinrich AG	183,304	10,083,885
	STO SE & Co., KGaA	27,309	6,931,053
TOTAL GERMANY			35,348,814
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	5,202	25,017

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»

CANADA — (Continued)
*	Pan American Silver Corp. Rights 02/22/29	1,659,995	$1,377,796
TOTAL CANADA			1,402,813
ITALY — (0.0%)
#*	Intek Group SpA Rights 06/28/24	1,102,528	74,418
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	10,557,095	0
*	First Sponsor Group, Ltd. Warrants 03/21/29	80,035	16,687
TOTAL SINGAPORE			16,687
TOTAL RIGHTS/WARRANTS			1,493,918
TOTAL INVESTMENT SECURITIES (Cost $9,986,606,511)			12,378,991,156

			Value†
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	23,283,272	269,387,457
TOTAL INVESTMENTS — (100.0%)
(Cost $10,255,951,753)^^			$12,648,378,613
As of July 31, 2021, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	669	09/17/21	$145,299,616	$146,828,775	$1,529,159
Total Futures Contracts			$145,299,616	$146,828,775	$1,529,159
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$948,611,557	—	$948,611,557
Austria	—	145,216,903	—	145,216,903
Belgium	$676,845	232,246,392	—	232,923,237
Canada	1,365,889,381	—	—	1,365,889,381
China	—	1,083,939	—	1,083,939
Denmark	—	306,372,192	—	306,372,192
Finland	—	309,731,718	—	309,731,718
France	—	515,586,483	—	515,586,483
Germany	—	818,666,754	—	818,666,754
Greece	—	2,038	—	2,038
Hong Kong	3,728	298,268,571	—	298,272,299
Ireland	—	33,372,194	—	33,372,194
Israel	188,011	113,390,772	—	113,578,783
Italy	—	457,773,315	—	457,773,315
Japan	—	2,717,168,146	—	2,717,168,146
Netherlands	87,423	354,538,167	—	354,625,590
New Zealand	—	39,891,919	—	39,891,919

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$100,230,785	—	$100,230,785
Portugal	—	27,107,834	—	27,107,834
Singapore	$35,540	117,611,082	—	117,646,622
Spain	—	287,867,855	—	287,867,855
Sweden	4,054,398	454,187,783	—	458,242,181
Switzerland	—	652,803,835	—	652,803,835
Taiwan	—	303,979	—	303,979
United Arab Emirates	—	69,454	—	69,454
United Kingdom	—	2,031,774,618	—	2,031,774,618
United States	7,334,813	—	—	7,334,813
Preferred Stocks
Germany	—	35,348,814	—	35,348,814
Rights/Warrants
Canada	—	1,402,813	—	1,402,813
Italy	—	74,418	—	74,418
Singapore	—	16,687	—	16,687
Securities Lending Collateral	—	269,387,457	—	269,387,457
Futures Contracts**	1,529,159	—	—	1,529,159
TOTAL	$1,379,799,298	$11,270,108,474	—	$12,649,907,772
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.0%)
AUSTRALIA — (5.8%)
*	A2B Australia, Ltd.	175,655	$171,568
	Accent Group, Ltd.	350,750	704,219
	Adairs, Ltd.	42,706	130,613
	Adbri, Ltd.	327,958	854,203
#*	Alkane Resources, Ltd.	246,023	207,290
*	Alliance Aviation Services, Ltd.	32,530	102,597
	ALS, Ltd.	163,753	1,537,874
	Altium, Ltd.	21,328	532,668
	Alumina, Ltd.	686,498	841,872
*	AMA Group, Ltd.	280,091	100,813
#	AMP, Ltd.	1,973,334	1,511,725
	Ampol, Ltd.	44,630	929,115
	Ansell, Ltd.	48,118	1,391,297
	APN Property Group, Ltd.	94,208	62,040
*	Arafura Resources, Ltd.	159,797	14,701
	ARB Corp., Ltd.	30,504	1,049,297
*	Ardent Leisure Group, Ltd.	108,911	78,422
	Aristocrat Leisure, Ltd.	26,438	810,198
	ASX, Ltd.	5,570	315,538
	Atlas Arteria, Ltd.	17,816	82,307
	AUB Group, Ltd.	21,294	360,436
#	Aurelia Metals, Ltd.	1,353,634	365,883
	Aurizon Holdings, Ltd.	283,029	803,209
	AusNet Services, Ltd.	60,532	80,954
	Austal, Ltd.	284,145	451,253
	Austin Engineering, Ltd.	157,754	19,096
	Australia & New Zealand Banking Group, Ltd.	274,007	5,578,392
*	Australian Agricultural Co., Ltd.	366,526	375,363
	Australian Ethical Investment, Ltd.	8,392	50,542
	Australian Finance Group, Ltd.	115,639	220,302
	Australian Pharmaceutical Industries, Ltd.	366,712	379,603
#*	Australian Strategic Materials, Ltd.	54,803	350,037
	Auswide Bank, Ltd.	10,422	47,866
	AVJennings, Ltd.	78,694	35,966
	Baby Bunting Group, Ltd.	57,702	243,711
	Bank of Queensland, Ltd.	650,623	4,312,519
*	Bannerman Energy, Ltd.	375,473	43,881
	Bapcor, Ltd.	164,906	991,669
	Base Resources, Ltd.	90,567	18,972
	Beach Energy, Ltd.	1,801,011	1,584,211
	Beacon Lighting Group, Ltd.	8,390	10,465
	Bega Cheese, Ltd.	315,233	1,194,797
	Bell Financial Group, Ltd.	32,363	41,652
	Bendigo & Adelaide Bank, Ltd.	320,110	2,430,046
	BHP Group, Ltd.	178,389	7,006,907
	Blackmores, Ltd.	3,307	176,770
	BlueScope Steel, Ltd.	156,955	2,783,324
	Brambles, Ltd.	80,792	691,714
	Bravura Solutions, Ltd.	141,527	353,134
	Breville Group, Ltd.	26,541	630,956
	Brickworks, Ltd.	89,732	1,601,346
	BWX, Ltd.	84,935	311,359
#*	Calix, Ltd.	3,504	7,142
	Capitol Health, Ltd.	438,801	114,502
*	Capricorn Metals, Ltd.	17,715	28,226

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Cardno, Ltd.	201,915	$139,498
#*	Carnarvon Petroleum, Ltd.	333,184	64,804
	Carsales.com, Ltd.	79,300	1,278,712
	Cash Converters International, Ltd.	283,549	55,169
	Cedar Woods Properties, Ltd.	71,059	346,401
	Centrebet Litigation	6,648	0
	Centrebet Litigation Claim	6,648	0
	Challenger, Ltd.	645,886	2,703,336
*	Champion Iron, Ltd.	87,246	487,525
#*	City Chic Collective, Ltd.	7,663	30,029
#*	Clean Seas Seafood, Ltd.	61,447	24,369
#*	Clean Teq Water, Ltd.	7,923	5,262
	Cleanaway Waste Management, Ltd.	614,331	1,151,234
	Clinuvel Pharmaceuticals, Ltd.	10,021	205,236
	Clover Corp., Ltd.	8,070	10,379
	Cochlear, Ltd.	3,207	580,207
	Codan, Ltd.	96,379	1,195,367
	Coles Group, Ltd.	34,155	439,559
*	Collection House, Ltd.	117,176	15,514
	Collins Foods, Ltd.	121,772	988,639
	Commonwealth Bank of Australia	87,426	6,409,031
	Computershare, Ltd.	121,062	1,391,933
#*	Cooper Energy, Ltd.	945,714	159,691
*	Corporate Travel Management, Ltd.	18,159	289,891
	Costa Group Holdings, Ltd.	338,553	799,082
	Credit Corp. Group, Ltd.	24,582	506,038
*	Crown Resorts, Ltd.	261,575	1,659,528
	CSR, Ltd.	438,908	1,800,454
#*	Dacian Gold, Ltd.	209,463	38,254
	Data#3, Ltd.	87,623	300,297
*	Decmil Group, Ltd.	90,454	24,974
#*	Deep Yellow, Ltd.	40,616	21,549
	Deterra Royalties, Ltd.	109,220	375,217
#	Dicker Data, Ltd.	16,739	142,817
*	Domain Holdings Australia, Ltd.	49,364	177,002
	Domino's Pizza Enterprises, Ltd.	19,131	1,646,035
	Downer EDI, Ltd.	653,045	2,540,653
	Eagers Automotive, Ltd.	87,426	1,020,971
#*	Eclipx Group, Ltd.	298,743	516,911
	Elanor Investor Group	11,398	16,140
	Elders, Ltd.	120,822	1,005,419
#*	Emeco Holdings, Ltd.	358,517	314,750
*	EML Payments, Ltd.	80,220	210,443
*	Endeavour Group, Ltd.	37,895	184,375
#*	Energy World Corp., Ltd.	1,371,925	80,207
	Enero Group, Ltd.	31,796	72,893
	EQT Holdings, Ltd.	8,837	176,289
*	Estia Health, Ltd.	259,321	449,567
	Euroz, Ltd.	1,278	1,556
*	EVENT Hospitality and Entertainment, Ltd.	77,959	715,801
	Evolution Mining, Ltd.	414,023	1,259,158
#*	FAR, Ltd.	14,662	14,579
	Finbar Group, Ltd.	18,455	11,486
	Fleetwood, Ltd.	85,236	160,106
#*	Flight Centre Travel Group, Ltd.	44,881	496,349
	Fortescue Metals Group, Ltd.	151,890	2,775,426
*	G8 Education, Ltd.	789,617	562,908
#*	Galaxy Resources, Ltd.	117,041	400,845
*	Genworth Mortgage Insurance Australia, Ltd.	272,071	406,996

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Gold Road Resources, Ltd.	387,738	$374,246
	GrainCorp, Ltd., Class A	206,682	796,573
	Grange Resources, Ltd.	490,389	304,826
#*	Greenland Minerals, Ltd.	712,099	47,736
	GUD Holdings, Ltd.	83,095	719,608
	GWA Group, Ltd.	199,820	412,736
	Hansen Technologies, Ltd.	115,264	525,996
	Harvey Norman Holdings, Ltd.	319,730	1,335,326
	Healius, Ltd.	1,052,353	3,775,405
#*	Helloworld Travel, Ltd.	19,262	22,336
*	Hot Chili, Ltd.	1,580,508	41,647
*	HT&E, Ltd.	211,508	257,917
	HUB24, Ltd.	10,260	181,434
*	Humm Group, Ltd.	459,207	315,531
*	Huon Aquaculture Group, Ltd.	14,978	30,559
	IDP Education, Ltd.	32,851	680,715
	IGO, Ltd.	438,876	2,994,423
	Iluka Resources, Ltd.	109,220	796,198
	Imdex, Ltd.	271,537	417,784
	Incitec Pivot, Ltd.	1,096,553	2,161,584
	Infomedia, Ltd.	182,685	187,152
	Inghams Group, Ltd.	136,500	381,127
	Insurance Australia Group, Ltd.	114,207	407,281
	Intega Group, Ltd.	201,915	77,888
	Integral Diagnostics, Ltd.	101,338	393,663
	Integrated Research, Ltd.	47,760	64,771
	InvoCare, Ltd.	25,861	203,549
*	ioneer, Ltd.	96,539	29,060
	IOOF Holdings, Ltd.	365,343	1,123,714
	IPH, Ltd.	72,494	431,107
	IRESS, Ltd.	103,353	1,072,604
	IVE Group, Ltd.	112,528	124,300
	James Hardie Industries P.L.C.	29,101	981,825
#	James Hardie Industries P.L.C., Sponsored ADR	1,506	50,843
*	Japara Healthcare, Ltd.	257,296	260,868
	JB Hi-Fi, Ltd.	62,518	2,207,738
*	Jervois Mining, Ltd.	84,421	29,831
#	Johns Lyng Group, Ltd.	36,731	153,366
	Jupiter Mines, Ltd.	1,025,925	221,768
*	Karoon Energy, Ltd.	513,750	471,781
*	Kingsgate Consolidated, Ltd.	56,400	32,949
#	Kogan.com, Ltd.	19,892	152,321
	Lendlease Corp., Ltd.	85,192	764,666
	Lifestyle Communities, Ltd.	49,025	614,873
	Link Administration Holdings, Ltd.	254,876	909,318
	Lovisa Holdings, Ltd.	6,602	76,396
*	Lynas Rare Earths, Ltd.	3,634	19,642
	MA Financial Group, Ltd.	18,966	77,610
	MACA, Ltd.	287,000	188,604
	Macmahon Holdings, Ltd.	971,526	156,814
	Macquarie Group, Ltd.	20,748	2,395,747
*	Macquarie Telecom Group, Ltd.	832	41,398
	Magellan Financial Group, Ltd.	25,900	934,449
*	Mayne Pharma Group, Ltd.	1,361,330	320,502
	McMillan Shakespeare, Ltd.	51,609	480,595
	McPherson's, Ltd.	112,966	88,000
	Medibank Pvt, Ltd.	548,130	1,336,825
	Medusa Mining, Ltd.	139,491	83,885
#*	Mesoblast, Ltd.	176,885	246,146

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Metcash, Ltd.	993,037	$2,939,820
*	Mincor Resources NL	37,930	34,169
	Mineral Resources, Ltd.	73,586	3,404,763
*	MMA Offshore, Ltd.	206,966	56,210
	MNF Group, Ltd.	23,458	94,727
	Monadelphous Group, Ltd.	62,514	496,227
	Monash IVF Group, Ltd.	261,809	167,025
	Money3 Corp., Ltd.	149,600	334,513
	Mount Gibson Iron, Ltd.	496,177	314,020
*	Myer Holdings, Ltd.	960,406	349,212
	MyState, Ltd.	84,141	305,845
	National Australia Bank, Ltd.	308,973	5,892,035
	Navigator Global Investments, Ltd.	162,418	209,866
*	nearmap, Ltd.	9,565	14,544
*	Neometals, Ltd.	48,923	23,694
	Netwealth Group, Ltd.	38,924	449,899
	New Energy Solar	28,569	17,426
#	New Hope Corp., Ltd.	529,216	774,960
	Newcrest Mining, Ltd.	9,747	188,386
*	NEXTDC, Ltd.	34,922	328,269
	nib holdings, Ltd.	242,329	1,277,869
	Nick Scali, Ltd.	48,096	433,479
	Nine Entertainment Co. Holdings, Ltd.	1,495,245	3,048,829
	Northern Star Resources, Ltd.	334,017	2,488,817
	NRW Holdings, Ltd.	431,557	542,778
*	Nufarm, Ltd.	249,425	791,124
	Objective Corp., Ltd.	4,057	50,277
	OFX Group, Ltd.	129,462	138,831
	Oil Search, Ltd.	631,136	1,764,017
	Omni Bridgeway, Ltd.	106,202	269,543
*	oOh!media, Ltd.	594,058	716,266
	Orica, Ltd.	56,825	518,286
	Origin Energy, Ltd.	372,323	1,124,876
*	Orocobre, Ltd.	286,081	1,730,761
	Orora, Ltd.	563,257	1,492,832
	Over the Wire Holdings, Ltd.	13,915	46,741
	OZ Minerals, Ltd.	249,515	4,230,239
	Pacific Current Group, Ltd.	51,154	213,197
	Pacific Smiles Group, Ltd.	19,803	36,458
	Pact Group Holdings, Ltd.	176,261	479,189
*	Panoramic Resources, Ltd.	1,056,690	139,664
	Peet, Ltd.	242,729	208,174
	Pendal Group, Ltd.	177,721	1,055,021
*	Peninsula Energy, Ltd.	149,736	16,443
	People Infrastructure, Ltd.	3,337	10,540
	Perenti Global, Ltd.	697,156	468,187
	Perpetual, Ltd.	31,924	882,305
*	Perseus Mining, Ltd.	1,083,530	1,324,181
*	Pilbara Minerals, Ltd.	173,979	241,831
	Platinum Asset Management, Ltd.	173,919	524,014
	Premier Investments, Ltd.	60,680	1,201,226
#	Pro Medicus, Ltd.	20,210	863,921
	Propel Funeral Partners, Ltd.	4,477	11,824
	PSC Insurance Group, Ltd.	8,350	21,455
	PWR Holdings, Ltd.	3,027	16,260
	QBE Insurance Group, Ltd.	349,750	2,802,862
	Qube Holdings, Ltd.	427,348	920,891
	Ramelius Resources, Ltd.	584,138	724,102
	Ramsay Health Care, Ltd.	14,956	707,326

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	REA Group, Ltd.	3,734	$444,808
*	ReadyTech Holdings, Ltd.	8,174	14,018
#	Reckon, Ltd.	24,980	17,362
*	Redbubble, Ltd.	3,548	8,459
	Redcape Hotel Group	19,025	13,403
	Reece, Ltd.	20,461	354,952
#	Regis Healthcare, Ltd.	69,376	106,171
	Regis Resources, Ltd.	483,653	911,613
#*	Reject Shop, Ltd. (The)	2,429	9,430
	Reliance Worldwide Corp., Ltd.	410,417	1,676,415
#*	Resolute Mining, Ltd.	472,459	186,229
*	Retail Food Group, Ltd.	437,597	25,655
	Rhipe, Ltd.	14,932	27,725
*	Ridley Corp., Ltd.	146,475	122,597
	Rio Tinto, Ltd.	28,857	2,828,273
*	RPMGlobal Holdings, Ltd.	72,882	107,591
*	Salmat, Ltd.	16,043	0
	Sandfire Resources, Ltd.	194,428	984,105
	Santos, Ltd.	725,269	3,422,459
	SeaLink Travel Group, Ltd.	26,121	178,443
	SEEK, Ltd.	26,845	580,709
	Select Harvests, Ltd.	128,259	749,304
#	Senex Energy, Ltd.	141,393	330,361
	Servcorp, Ltd.	42,286	102,707
#	Service Stream, Ltd.	485,054	322,914
	Seven Group Holdings, Ltd.	31,578	541,585
#*	Seven West Media, Ltd.	246,399	84,891
	SG Fleet Group, Ltd.	59,084	128,970
	Shaver Shop Group, Ltd.	54,108	40,578
	Sigma Healthcare, Ltd.	1,302,866	602,288
*	Silver Lake Resources, Ltd.	574,663	642,271
	Sims, Ltd.	124,195	1,501,400
	SmartGroup Corp., Ltd.	27,495	145,721
	Sonic Healthcare, Ltd.	30,713	907,458
	South32, Ltd.	912,829	2,000,274
*	Southern Cross Media Group, Ltd.	216,813	310,926
	Spark Infrastructure Group	187,493	372,881
#*	Speedcast International, Ltd.	198,889	0
	St Barbara, Ltd.	732,180	947,959
*	Star Entertainment Grp, Ltd. (The)	775,034	1,953,426
	Steadfast Group, Ltd.	261,413	855,304
	Suncorp Group, Ltd.	282,414	2,398,498
	Sunland Group, Ltd.	67,813	128,752
#*	Sunrise Energy Metals, Ltd.	15,847	22,997
	Super Retail Group, Ltd.	182,119	1,776,488
*	Superloop, Ltd.	194,599	125,348
*	Syrah Resources, Ltd.	462,383	477,143
	Tabcorp Holdings, Ltd.	200,839	733,083
#	Tassal Group, Ltd.	251,201	598,132
	Technology One, Ltd.	134,332	933,696
	Telstra Corp., Ltd.	224,720	625,940
#*	Temple & Webster Group, Ltd.	1,595	14,006
*	Tiger Resources, Ltd.	335,407	49
#	TPG Telecom, Ltd.	96,322	439,498
	Treasury Wine Estates, Ltd.	59,587	522,680
*	Tuas, Ltd.	41,766	19,552
	United Malt Grp, Ltd.	195,855	647,958
*	Uniti Group, Ltd.	118,914	305,123
	Virgin Australia Holdings, Ltd.	272,729	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Virtus Health, Ltd.	66,783	$342,206
	Vita Group, Ltd.	136,175	100,810
	Viva Energy Group, Ltd.	665,281	1,008,986
*	Webjet, Ltd.	18,984	69,707
	Wesfarmers, Ltd.	16,868	760,533
*	West African Resources, Ltd.	43,281	33,286
	Western Areas, Ltd.	324,995	624,571
*	Westgold Resources, Ltd.	247,123	317,060
	Westpac Banking Corp.	357,485	6,421,304
#	Westpac Banking Corp., Sponsored ADR	9,009	161,441
*	Whitehaven Coal, Ltd.	794,208	1,294,412
	Woodside Petroleum, Ltd.	130,701	2,099,576
	Woolworths Group, Ltd.	37,895	1,084,033
	Worley, Ltd.	172,057	1,412,829
*	Xero, Ltd.	3,203	332,319
#*	Zip Co., Ltd.	35,381	172,706
TOTAL AUSTRALIA			218,465,582
AUSTRIA — (0.8%)
	Addiko Bank AG	2,609	44,066
	Agrana Beteiligungs AG	12,744	270,636
*	ams AG	72,781	1,390,757
	ANDRITZ AG	37,161	2,045,901
	AT&S Austria Technologie & Systemtechnik AG	25,068	1,148,467
	Atrium European Real Estate, Ltd.	34,738	120,627
	BAWAG Group AG	15,914	904,066
#*	DO & CO AG	3,767	307,701
	Erste Group Bank AG	74,800	2,898,543
	EVN AG	35,368	856,279
	Fabasoft AG	1,612	79,337
*	FACC AG	6,832	70,458
*	Flughafen Wien AG	1,363	45,253
*	IMMOFINANZ AG	7,951	188,530
#*	Kapsch TrafficCom AG	2,499	44,368
*	Lenzing AG	4,527	583,865
	Mayr Melnhof Karton AG	3,500	744,738
	Oberbank AG	847	89,625
#	Oesterreichische Post AG	16,719	882,581
	OMV AG	32,043	1,730,122
	Palfinger AG	8,726	377,477
	POLYTEC Holding AG	10,146	121,295
*	Porr AG	11,063	215,955
	Raiffeisen Bank International AG	124,108	2,934,502
	Rhi Magnesita NV	7,622	409,469
	Rhi Magnesita NV	15,177	799,681
#	Rosenbauer International AG	1,017	58,690
	S IMMO AG	19,003	452,952
#	S&T AG	31,238	792,780
*	Schoeller-Bleckmann Oilfield Equipment AG	4,534	165,360
	Semperit AG Holding	6,249	230,185
	Strabag SE	15,023	681,622
	Telekom Austria AG, Class A	92,396	787,426
	UBM Development AG	2,555	127,053
	UNIQA Insurance Group AG	138,366	1,185,997
#	Verbund AG	1,517	139,928
	Vienna Insurance Group AG Wiener Versicherung Gruppe	36,333	1,001,287
	voestalpine AG	103,946	4,585,645
	Wienerberger AG	43,315	1,770,547

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	24,911	$264,024
TOTAL AUSTRIA			31,547,795
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	19,804	3,412,687
	Ageas SA	84,602	4,467,455
*	AGFA-Gevaert NV	187,959	927,072
#	Anheuser-Busch InBev SA	27,589	1,741,200
#	Anheuser-Busch InBev SA, Sponsored ADR	6,428	404,835
*	Argenx SE, ADR	263	80,065
	Atenor	3,815	273,315
	Banque Nationale de Belgique	69	143,281
	Barco NV	20,068	501,335
	Bekaert SA	38,406	1,823,981
*	bpost SA	91,565	1,028,253
	Cie d'Entreprises CFE	8,983	917,498
	Deceuninck NV	61,276	250,825
	D'ieteren Group	29,431	4,717,152
	Econocom Group SA	133,821	581,954
	Elia Group SA	6,355	751,103
	Etablissements Franz Colruyt NV	11,843	673,364
	Euronav NV	28,877	250,937
#*	Euronav NV	140,449	1,214,884
	EVS Broadcast Equipment SA	11,332	235,336
	Exmar NV	34,718	152,386
	Fagron	35,143	728,945
*	Galapagos NV, Sponsored ADR	659	39,896
	Gimv NV	22,820	1,456,102
*	Greenyard NV	10,295	112,355
	Immobel SA	4,049	342,923
	KBC Group NV	58,430	4,704,939
*	Kinepolis Group NV	8,679	450,761
	Lotus Bakeries NV	173	1,009,687
	Melexis NV	10,065	1,121,841
*	Ontex Group NV	64,503	717,493
#*	Oxurion NV	14,207	37,595
*	Picanol	1,255	113,560
	Proximus SADP	73,040	1,500,992
	Recticel SA	42,061	693,106
	Resilux	786	164,504
	Roularta Media Group NV	1,845	31,432
	Shurgard Self Storage SA	4,178	223,959
	Sipef NV	5,476	304,944
	Solvay SA	27,406	3,660,249
	Telenet Group Holding NV	11,802	442,946
	TER Beke SA	553	74,698
*	Tessenderlo Group SA	27,512	1,163,796
	UCB SA	4,807	519,912
#	Umicore SA	19,763	1,226,625
	Van de Velde NV	4,118	121,662
	VGP NV	146	30,058
	Viohalco SA	25,814	138,683
TOTAL BELGIUM			45,682,581
CANADA — (9.6%)
*	5N Plus, Inc.	52,215	111,327
	Absolute Software Corp.	14,551	199,557
	Acadian Timber Corp.	7,976	112,262

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	AcuityAds Holdings, Inc.	9,767	$79,695
#*	Advantage Energy, Ltd.	215,003	808,243
	Aecon Group, Inc.	72,335	1,179,879
#*	Africa Oil Corp.	329,400	324,753
#	AG Growth International, Inc.	12,160	315,306
	AGF Management, Ltd., Class B	90,237	546,080
	Agnico Eagle Mines, Ltd.	10,163	657,343
#*	Aimia, Inc.	62,327	236,299
#	AirBoss of America Corp.	12,431	369,861
	Alamos Gold, Inc., Class A	309,021	2,511,598
	Alamos Gold, Inc., Class A	61,980	503,278
*	Alcanna, Inc.	24,355	127,085
#	Algoma Central Corp.	4,796	59,700
	Alimentation Couche-Tard, Inc., Class B	20,671	833,235
#	AltaGas, Ltd.	129,111	2,733,105
#	Altius Minerals Corp.	42,307	579,873
	Altus Group, Ltd.	12,866	605,556
#*	Americas Gold & Silver Corp.	57,200	77,942
*	Amerigo Resources, Ltd.	41,300	42,042
	Andrew Peller, Ltd., Class A	21,300	152,118
	ARC Resources, Ltd.	594,003	4,494,538
#*	Argonaut Gold, Inc.	242,354	652,702
*	Aritzia, Inc.	41,900	1,228,856
	Atco, Ltd., Class I	9,500	343,267
*	Athabasca Oil Corp.	419,433	265,592
*	ATS Automation Tooling Systems, Inc.	22,145	666,693
#*	Aurora Cannabis, Inc.	2,358	16,559
#*	Aurora Cannabis, Inc.	85,526	600,393
*	AutoCanada, Inc.	30,619	1,245,768
#	B2Gold Corp.	570,876	2,393,140
	Badger Infrastructure Solutions, Ltd.	20,326	567,779
#	Bank of Montreal	34,642	3,430,047
	Bank of Montreal	50,694	5,054,192
#	Bank of Nova Scotia (The)	35,900	2,240,729
	Bank of Nova Scotia (The)	102,743	6,415,273
	Barrick Gold Corp.	30,419	662,222
	Barrick Gold Corp.	45,774	991,509
*	Bausch Health Cos., Inc.	40,515	1,185,064
	BCE, Inc.	4,000	199,647
	BCE, Inc.	2,572	128,369
#	Birchcliff Energy, Ltd.	262,868	992,392
	Bird Construction, Inc.	22,559	154,420
*	Black Diamond Group, Ltd.	21,857	70,953
#*	BlackBerry, Ltd.	22,979	233,467
*	Bombardier, Inc., Class B	301,820	360,462
#*	Bonterra Energy Corp.	14,474	65,780
	Boralex, Inc., Class A	14,362	452,065
	Bridgemarq Real Estate Services	1,900	25,509
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	119	6,479
#	Brookfield Asset Management, Inc., Class A	13,732	741,391
	BRP, Inc.	4,900	410,546
*	CAE, Inc.	4,296	131,091
	Calian Group, Ltd.	5,433	265,989
	Cameco Corp.	20,906	371,837
	Cameco Corp.	138,210	2,460,138
#	Canaccord Genuity Group, Inc.	113,666	1,239,060
#	Canacol Energy, Ltd.	123,419	315,570
*	Canada Goose Holdings, Inc.	11,187	474,664
#	Canadian Imperial Bank of Commerce	38,842	4,516,519

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Imperial Bank of Commerce	26,962	$3,134,063
	Canadian National Railway Co.	8,400	912,492
	Canadian Natural Resources, Ltd.	365,060	12,054,281
#	Canadian Tire Corp., Ltd., Class A	15,866	2,440,943
#	Canadian Utilities, Ltd., Class A	10,100	295,892
#	Canadian Western Bank	102,818	2,802,854
*	Canfor Corp.	44,824	865,510
#*	Canfor Pulp Products, Inc.	27,749	150,578
#	Capital Power Corp.	15,184	514,815
#*	Capstone Mining Corp.	334,485	1,498,694
*	Cardinal Energy, Ltd.	103,611	260,771
#	Cargojet, Inc.	1,500	233,488
#	Cascades, Inc.	87,572	1,122,376
	CCL Industries, Inc., Class B	27,170	1,558,203
*	Celestica, Inc.	97,934	868,675
*	Celestica, Inc.	21,177	187,225
#	Cenovus Energy, Inc.	234,536	1,956,973
	Cenovus Energy, Inc.	372,350	3,105,399
	Centerra Gold, Inc.	199,804	1,606,308
	Cervus Equipment Corp.	7,336	84,908
*	CES Energy Solutions Corp.	167,652	217,695
*	CGI, Inc.	8,775	797,911
*	CGI, Inc.	18,939	1,722,817
#	Chesswood Group, Ltd.	6,897	64,791
#	China Gold International Resources Corp., Ltd.	243,398	614,543
#	CI Financial Corp.	113,688	2,073,102
	Cogeco Communications, Inc.	10,578	1,001,586
	Cogeco, Inc.	6,264	466,888
	Colliers International Group, Inc.	1,734	222,490
	Colliers International Group, Inc.	8,485	1,091,086
	Computer Modelling Group, Ltd.	59,122	205,666
*	Conifex Timber, Inc.	16,300	22,603
	Constellation Software, Inc.	1,492	2,389,915
#*	Copper Mountain Mining Corp.	164,383	475,651
	Corby Spirit and Wine, Ltd.	4,950	73,718
#	Corus Entertainment, Inc., Class B	372,041	1,726,609
	Crescent Point Energy Corp.	120,657	441,004
#	Crescent Point Energy Corp.	300,815	1,103,992
*	Crew Energy, Inc.	221,085	382,770
#*	Cronos Group, Inc.	73,194	539,440
#*	Denison Mines Corp.	414,890	448,943
*	Descartes Systems Group, Inc. (The)	4,000	290,640
	Dexterra Group, Inc.	19,836	105,728
#*	DIRTT Environmental Solutions	26,200	120,122
	Dollarama, Inc.	14,598	687,426
	Doman Building Materials Group, Ltd.	55,021	304,300
*	Dorel Industries, Inc., Class B	25,818	293,236
	DREAM Unlimited Corp., Class A	31,388	675,511
	Dundee Precious Metals, Inc.	152,115	920,542
#	ECN Capital Corp.	260,096	2,186,925
	E-L Financial Corp., Ltd.	977	722,021
*	Eldorado Gold Corp.	121,782	1,138,164
*	Eldorado Gold Corp.	38,300	357,339
#	Element Fleet Management Corp.	286,666	3,281,172
#	Emera, Inc.	1,377	64,225
	Empire Co., Ltd., Class A	47,351	1,554,962
	Endeavour Mining P.L.C.	144,220	3,434,421
	Enerflex, Ltd.	88,931	516,079
#*	Energy Fuels, Inc.	50,805	265,918

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Energy Fuels, Inc.	2,144	$11,256
	Enerplus Corp.	28,093	174,962
#	Enerplus Corp.	176,800	1,101,464
	Enghouse Systems, Ltd.	22,732	1,026,001
*	Ensign Energy Services, Inc.	137,467	199,435
*	Equinox Gold Corp.	39,985	278,191
	Equitable Group, Inc.	13,335	1,603,278
*	ERO Copper Corp.	23,134	465,610
	Evertz Technologies, Ltd.	13,926	159,173
	Exchange Income Corp.	14,690	484,996
	Exco Technologies, Ltd.	20,517	169,056
*	EXFO, Inc.	48	274
#	Extendicare, Inc.	52,304	347,128
	Fairfax Financial Holdings, Ltd.	9,576	4,033,802
#	Fiera Capital Corp., Class A	41,271	366,530
	Finning International, Inc.	151,026	3,905,177
	Firm Capital Mortgage Investment Corp.	34,100	418,460
#	First Majestic Silver Corp.	2,031	27,845
#*	First Mining Gold Corp.	344,000	107,534
	First National Financial Corp.	9,600	354,806
	First Quantum Minerals, Ltd.	128,536	2,752,872
	FirstService Corp.	4,382	814,877
	FirstService Corp.	4,219	785,838
#*	Fission Uranium Corp.	337,775	146,199
#*	Fortuna Silver Mines, Inc.	199,721	949,300
*	Fortuna Silver Mines, Inc.	21,100	100,225
	Franco-Nevada Corp.	735	117,561
#	Freehold Royalties, Ltd.	79,842	558,689
*	Frontera Energy Corp.	22,090	135,451
*	Galiano Gold, Inc.	123,493	121,751
*	Gamehost, Inc.	6,382	41,486
*	GDI Integrated Facility Services, Inc.	1,600	73,870
#*	Gear Energy, Ltd.	26,500	15,081
#	George Weston, Ltd.	10,030	1,040,142
	Gibson Energy, Inc.	93,400	1,711,385
	Gildan Activewear, Inc.	4,746	163,615
	goeasy, Ltd.	9,293	1,273,728
*	Golden Star Resources, Ltd.	26,556	69,817
#*	GoldMoney, Inc.	37,900	86,274
#*	Gran Tierra Energy, Inc.	362,792	218,094
*	Great Canadian Gaming Corp.	30,568	1,085,414
	Great-West Lifeco, Inc.	60,790	1,829,157
	Guardian Capital Group, Ltd., Class A	9,233	244,220
#	Hardwoods Distribution, Inc.	7,600	214,793
*	Headwater Exploration, Inc.	22,200	70,109
*	Heroux-Devtek, Inc.	30,496	425,076
	High Liner Foods, Inc.	12,914	135,806
	HLS Therapeutics, Inc.	1,200	16,371
*	Home Capital Group, Inc., Class B	59,891	1,864,993
#	Hudbay Minerals, Inc.	276,709	1,976,176
#*	i-80 Gold Corp.	81,312	170,758
	iA Financial Corp., Inc.	83,023	4,593,017
*	IAMGOLD Corp.	330,126	902,316
*	IAMGOLD Corp.	189,700	519,778
*	IBI Group, Inc.	12,400	103,267
	IGM Financial, Inc.	13,120	463,028
*	Imperial Metals Corp.	59,862	226,954
#	Imperial Oil, Ltd.	21,980	602,177
	Imperial Oil, Ltd.	27,036	740,246

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Information Services Corp.	7,500	$170,067
#	Innergex Renewable Energy, Inc.	40,295	702,490
	Intact Financial Corp.	8,600	1,171,850
	Inter Pipeline, Ltd.	132,060	2,114,908
#	Interfor Corp.	70,212	1,440,145
	Intertape Polymer Group, Inc.	44,164	983,035
#*	Invesque, Inc.	6,700	17,286
*	Ivanhoe Mines, Ltd., Class A	191,277	1,419,706
	Jamieson Wellness, Inc.	18,011	504,845
	K-Bro Linen, Inc.	4,928	171,390
#*	Kelt Exploration, Ltd.	164,853	447,940
#	Keyera Corp.	51,978	1,391,524
#*	Kinaxis, Inc.	4,642	602,240
	Kinross Gold Corp.	607,485	3,978,160
	Kinross Gold Corp.	73,944	485,073
	Kirkland Lake Gold, Ltd.	60,005	2,565,955
*	Knight Therapeutics, Inc.	81,243	333,411
#	KP Tissue, Inc.	5,500	46,024
#	Labrador Iron Ore Royalty Corp.	53,151	2,113,515
	Lassonde Industries, Inc., Class A	1,003	138,737
#	Laurentian Bank of Canada	47,117	1,601,283
	Leon's Furniture, Ltd.	16,995	315,898
	LifeWorks, Inc.	19,256	547,768
*	Lightstream Resources, Ltd.	116,588	0
#	Linamar Corp.	55,228	3,267,819
	Loblaw Cos., Ltd.	20,493	1,386,324
#*	Lucara Diamond Corp.	293,275	169,251
#*	Lundin Gold, Inc.	19,376	175,651
	Lundin Mining Corp.	421,716	3,843,308
	Magellan Aerospace Corp.	16,036	131,491
	Magna International, Inc.	19,174	1,607,567
	Magna International, Inc.	36,300	3,043,029
*	Mainstreet Equity Corp.	1,005	89,005
*	Major Drilling Group International, Inc.	76,787	529,311
*	Mandalay Resources Corp.	2,837	5,799
	Manulife Financial Corp.	135,121	2,611,889
	Maple Leaf Foods, Inc.	48,854	967,604
	Martinrea International, Inc.	99,233	1,006,965
*	Mav Beauty Brands, Inc.	7,900	25,899
*	Maxim Power Corp.	2,200	5,026
*	MDF Commerce, Inc.	5,000	40,077
	Medical Facilities Corp.	32,241	213,200
*	MEG Energy Corp.	276,554	1,764,484
	Melcor Developments, Ltd.	6,353	64,212
	Methanex Corp.	29,109	980,877
	Metro, Inc.	27,751	1,439,173
	Morguard Corp.	900	99,493
	MTY Food Group, Inc.	9,074	494,460
#	Mullen Group, Ltd.	106,428	1,155,899
	National Bank of Canada	56,678	4,338,075
	Neo Performance Materials, Inc.	2,600	39,012
*	New Gold, Inc.	1,126,007	1,841,178
#	NFI Group, Inc.	46,455	1,008,709
	North American Construction Group, Ltd.	12,646	189,548
#	North American Construction Group, Ltd.	18,311	274,299
#	North West Co., Inc. (The)	48,708	1,419,544
	Northland Power, Inc.	52,607	1,846,052
*	Novagold Resources, Inc.	14,000	109,480
	Nutrien, Ltd.	102,063	6,062,558

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	NuVista Energy, Ltd.	156,290	$438,454
#*	Obsidian Energy, Ltd.	15,000	44,966
*	OceanaGold Corp.	676,723	1,318,080
	Onex Corp.	40,153	3,060,717
	Open Text Corp.	12,400	644,053
	Open Text Corp.	18,699	970,665
*	Orbite Technologies, Inc.	121,500	0
*	Organigram Holdings, Inc.	31,500	82,058
	Osisko Gold Royalties, Ltd.	47,035	641,281
	Osisko Gold Royalties, Ltd.	57,057	778,257
*	Osisko Mining, Inc.	102,000	259,987
	Pan American Silver Corp.	4,422	124,165
	Pan American Silver Corp.	24,542	688,883
	Paramount Resources, Ltd., Class A	48,237	624,418
*	Parex Resources, Inc.	161,830	2,659,118
	Park Lawn Corp.	18,454	533,533
#	Parkland Corp.	49,308	1,569,430
	Pason Systems, Inc.	56,683	360,743
*	Patriot One Technologies, Inc.	47,000	18,271
	Pembina Pipeline Corp.	1,774	58,628
	Pembina Pipeline Corp.	111,671	3,690,727
#	Peyto Exploration & Development Corp.	167,519	970,794
	PHX Energy Services Corp.	34,852	115,093
	Pizza Pizza Royalty Corp.	17,406	159,885
*	Points International, Ltd.	4,200	70,266
#	Polaris Infrastructure, Inc.	16,740	251,449
	Pollard Banknote, Ltd.	1,500	60,476
#	PrairieSky Royalty, Ltd.	131,263	1,470,869
*	Precision Drilling Corp.	11,015	366,388
#*	Precision Drilling Corp.	2,206	73,404
#	Premium Brands Holdings Corp., Class A	16,787	1,716,644
#*	Pretium Resources, Inc.	73,759	688,171
*	Pretium Resources, Inc.	36,986	344,780
	Quarterhill, Inc.	172,231	328,559
#	Quebecor, Inc., Class B	32,000	837,191
#*	Questerre Energy Corp., Class A	62,560	8,525
#*	Real Matters, Inc.	31,043	317,745
*	Recipe Unlimited Corp.	2,510	44,764
	Restaurant Brands International, Inc.	14,426	983,709
#*	RF Capital Group, Inc.	27,042	53,971
	Richelieu Hardware, Ltd.	27,580	961,851
	Ritchie Bros Auctioneers, Inc.	1,000	59,699
	Ritchie Bros Auctioneers, Inc.	13,768	822,363
	Rogers Communications, Inc., Class B	19,595	999,933
#	Rogers Sugar, Inc.	76,615	358,634
	Royal Bank of Canada	73,948	7,478,967
	Royal Bank of Canada	32,014	3,237,896
#	Russel Metals, Inc.	55,255	1,558,974
#*	Sabina Gold & Silver Corp.	216,358	329,497
*	Sandstorm Gold, Ltd.	42,834	337,151
*	Sandstorm Gold, Ltd.	6,300	49,518
#	Saputo, Inc.	20,122	580,628
#	Savaria Corp.	20,600	347,241
#	Secure Energy Services, Inc.	149,487	505,638
	Shaw Communications, Inc., Class B	5,005	146,186
	Shaw Communications, Inc., Class B	85,618	2,498,333
*	ShawCor, Ltd.	46,441	184,260
#	Sienna Senior Living, Inc.	63,111	804,822
*	Sierra Wireless, Inc.	8,700	167,989

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Sierra Wireless, Inc.	23,305	$450,719
	Sleep Country Canada Holdings, Inc.	42,771	1,008,252
#	SNC-Lavalin Group, Inc.	87,611	2,331,424
*	Southern Pacific Resource Corp.	135,301	0
*	Spin Master Corp.	10,194	390,814
#	Sprott, Inc.	5,586	205,865
#	SSR Mining, Inc.	152,235	2,478,276
	SSR Mining, Inc.	20,715	336,826
	Stantec, Inc.	23,524	1,095,122
	Stantec, Inc.	6,416	298,280
	Stelco Holdings, Inc.	4,978	164,391
	Stella-Jones, Inc.	50,198	1,821,468
*	Storm Resources, Ltd.	31,800	92,270
	Sun Life Financial, Inc.	11,346	590,332
	Suncor Energy, Inc.	42,409	834,848
	Suncor Energy, Inc.	242,441	4,759,117
*	SunOpta, Inc.	31,575	331,537
*	SunOpta, Inc.	18,909	199,154
#	Superior Plus Corp.	170,381	2,141,371
*	Surge Energy, Inc.	35,127	15,204
*	Tamarack Valley Energy, Ltd.	233,188	502,786
*	Taseko Mines, Ltd.	258,029	463,277
	TC Energy Corp.	5,361	261,347
	TC Energy Corp.	32,313	1,574,612
	Teck Resources, Ltd., Class B	10,991	250,901
	Teck Resources, Ltd., Class B	213,711	4,881,159
	TELUS Corp.	21,200	470,866
#	TFI International, Inc.	47,580	5,326,245
	TFI International, Inc.	3,200	358,464
	Thomson Reuters Corp.	3,524	373,415
	Tidewater Midstream and Infrastructure, Ltd.	156,900	177,324
#*	Tilray, Inc.	164,633	2,405,287
	Timbercreek Financial Corp.	73,896	574,536
	TMX Group, Ltd.	11,652	1,279,609
*	Topicus.com, Inc.	2,561	192,946
*	Torex Gold Resources, Inc.	97,651	1,098,148
	Toromont Industries, Ltd.	22,541	1,904,855
	Toronto-Dominion Bank (The)	55,395	3,683,084
	Toronto-Dominion Bank (The)	41,003	2,724,649
*	Total Energy Services, Inc.	38,348	123,565
*	Touchstone Exploration, Inc.	34,400	41,911
	Tourmaline Oil Corp.	280,882	7,668,196
	TransAlta Corp.	136,091	1,418,068
	TransAlta Corp.	158,864	1,656,637
	TransAlta Renewables, Inc.	23,543	414,588
	Transcontinental, Inc., Class A	62,632	1,239,487
*	Treasury Metals, Inc.	11,477	8,095
#*	Trevali Mining Corp.	332,371	61,274
#*	Trican Well Service, Ltd.	208,539	437,939
	Tricon Residential, Inc.	33,235	398,255
*	Trisura Group, Ltd.	16,800	627,509
#*	Turquoise Hill Resources, Ltd.	38,087	635,602
*	Uni-Select, Inc.	22,511	278,771
*	Valens Co., Inc. (The)	18,000	38,955
*	Vermilion Energy, Inc.	19,058	137,023
*	Vermilion Energy, Inc.	97,267	699,350
	Wajax Corp.	19,907	355,186
	Waste Connections, Inc.	3,459	438,221
	Waterloo Brewing, Ltd.	3,400	17,741

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Wesdome Gold Mines, Ltd.	79,276	$801,910
	West Fraser Timber Co., Ltd.	59,228	4,248,430
	West Fraser Timber Co., Ltd.	7,348	526,635
#	Western Forest Products, Inc.	355,168	549,434
#	Westshore Terminals Investment Corp.	48,843	843,282
#	Whitecap Resources, Inc.	470,534	2,153,535
#*	WildBrain, Ltd.	44,111	92,281
	Winpak, Ltd.	10,656	348,225
	WSP Global, Inc.	11,085	1,315,788
#	Yamana Gold, Inc.	609,030	2,728,820
#*	Yangarra Resources, Ltd.	29,500	32,158
	Yellow Pages, Ltd.	19,713	226,583
TOTAL CANADA			363,468,545
CHINA — (0.0%)
*	FIH Mobile, Ltd.	2,343,000	320,140
*	Hanfeng Evergreen, Inc.	5,700	0
	TK Group Holdings, Ltd.	76,000	27,513
TOTAL CHINA			347,653
DENMARK — (2.5%)
*	ALK-Abello A.S.	3,504	1,727,499
#	Alm Brand A.S.	76,874	558,131
	AP Moller - Maersk A.S., Class A	248	663,004
	AP Moller - Maersk A.S., Class B	401	1,112,864
#*	Bang & Olufsen A.S.	69,915	389,663
	BankNordik P/F	3,257	86,715
*	Bavarian Nordic A.S.	51,352	2,084,151
*	Brodrene Hartmann A.S.	2,387	192,598
	Carlsberg A.S., Class B	23,451	4,333,402
	Chemometec A.S.	1,999	320,020
	Chr Hansen Holding A.S.	9,298	836,175
	Columbus A.S.	64,216	109,503
	D/S Norden A.S.	35,416	1,010,790
	Danske Bank A.S.	201,054	3,523,675
#*	Demant A.S.	20,228	1,236,285
*	Dfds A.S.	36,797	2,032,396
*	Drilling Co. of 1972 A.S. (The)	9,601	370,347
	DSV Panalpina A.S.	17,442	4,251,655
	FLSmidth & Co. A.S.	35,600	1,319,475
	Fluegger Group A.S.	310	37,076
*	Genmab A.S.	4,547	2,055,148
	GN Store Nord A.S.	61,507	5,390,066
	H Lundbeck A.S.	53,173	1,604,534
*	H+H International A.S., Class B	23,980	808,906
*	Harboes Bryggeri A.S., Class B	1,400	23,669
*	ISS A.S.	99,612	2,350,709
	Jeudan A.S.	775	32,241
*	Jyske Bank A.S.	61,980	3,007,498
	Matas A.S.	30,680	546,955
*	MT Hoejgaard Holding A.S.	904	32,616
	Netcompany Group A.S.	13,785	1,702,984
*	Nilfisk Holding A.S.	25,175	883,440
*	NKT A.S.	41,329	1,963,958
#	NNIT A.S.	10,265	221,195
	North Media A.S.	4,888	85,672
	Novo Nordisk A.S., Class B	58,933	5,455,503
	Novozymes A.S., Class B	23,076	1,812,961

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	NTG Nordic Transport Group A.S.	1,661	$129,047
	Pandora A.S.	68,663	8,882,040
*	Parken Sport & Entertainment A.S.	3,780	47,350
	Per Aarsleff Holding A.S.	18,684	805,242
	Ringkjoebing Landbobank A.S.	29,794	3,383,111
	Rockwool International A.S., Class A	1,725	796,630
	Rockwool International A.S., Class B	5,734	3,042,609
	Royal Unibrew A.S.	37,342	5,060,366
#	RTX A.S.	10,840	299,409
	Scandinavian Tobacco Group A.S., Class A	63,134	1,293,378
	Schouw & Co., A.S.	13,251	1,417,726
	SimCorp A.S.	29,281	4,068,479
	Solar A.S., Class B	5,383	523,499
	SP Group A.S.	1,389	85,275
	Spar Nord Bank A.S.	91,682	1,102,135
	Sydbank A.S.	42,354	1,296,653
*	Tivoli A.S.	881	122,234
	Topdanmark A.S.	39,334	2,003,016
#	TORM P.L.C., Class A	30,726	263,581
	Tryg A.S.	73,614	1,819,352
	UIE P.L.C.	1,328	361,685
#	Vestas Wind Systems A.S.	79,395	2,927,654
*	Zealand Pharma A.S.	28,583	866,374
TOTAL DENMARK			94,770,324
FINLAND — (1.8%)
	Aktia Bank Oyj	47,921	671,815
	Alandsbanken Abp, Class B	1,791	59,906
	Alma Media Oyj	15,120	200,614
#	Altia Oyj	3,175	39,316
	Apetit Oyj	2,895	45,669
	Aspo Oyj	15,585	178,864
	Atria Oyj, Class A	12,295	179,144
#	Bittium Oyj	11,330	84,546
	Cargotec Oyj, Class B	36,487	1,961,367
	Caverion Oyj	47,656	413,474
#	Citycon Oyj	13,223	116,316
	Digia Oyj	5,011	47,612
	Elisa Oyj	38,367	2,465,893
	Enento Group Oyj	347	15,843
#*	Finnair Oyj	615,571	493,484
	Fiskars Oyj Abp	37,019	907,209
	Fortum Oyj	167,662	4,619,133
	F-Secure Oyj	41,859	205,316
	Glaston Oyj ABP	650	813
	Harvia Oyj	1,476	107,589
	HKScan Oyj, Class A	43,929	112,870
	Huhtamaki Oyj	53,093	2,827,752
	Ilkka-Yhtyma Oyj	7,050	41,210
	Kamux Corp.	7,881	162,623
	Kemira Oyj	107,243	1,807,312
	Kesko Oyj, Class A	29,456	1,143,999
	Kesko Oyj, Class B	120,692	5,173,094
	Kojamo Oyj	21,751	536,284
	Kone Oyj, Class B	18,181	1,505,870
	Konecranes Oyj, Class A	35,431	1,525,077
	Lassila & Tikanoja Oyj	29,795	527,273
	Metsa Board Oyj	79,914	883,385
	Metso Outotec Oyj	214,019	2,429,997

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Musti Group Oyj	2,608	$107,649
	Neles Oyj	28,331	438,288
	Neste Oyj	1,876	115,319
*	Nokia Oyj	645,689	3,967,332
*	Nokia Oyj	143,713	882,095
	Nokian Renkaat Oyj	65,391	2,757,897
	Nordea Bank Abp	212,648	2,490,195
	Nordea Bank Abp	99,963	1,173,155
	Olvi Oyj, Class A	9,640	605,019
	Oriola Oyj, Class B	109,357	252,204
	Orion Oyj, Class A	10,267	437,241
	Orion Oyj, Class B	41,677	1,774,001
*	Outokumpu Oyj	287,313	2,049,852
	Pihlajalinna Oyj	9,285	129,941
	Ponsse Oyj	6,228	317,612
*	QT Group Oyj	3,512	475,619
	Raisio Oyj, Class V	86,062	403,704
	Revenio Group Oyj	10,609	860,908
	Sampo Oyj, Class A	34,496	1,660,244
	Sanoma Oyj	52,546	974,554
#*	SRV Group Oyj	52,480	41,708
	Stora Enso Oyj, Class R	104,660	2,072,444
	Taaleri Oyj	5,282	66,771
	Terveystalo Oyj	36,123	491,050
	TietoEVRY Oyj	12,875	433,042
	Tokmanni Group Corp.	41,662	1,202,885
	UPM-Kymmene Oyj	75,372	3,080,105
	Uponor Oyj	56,120	1,789,726
	Vaisala Oyj, Class A	9,648	448,400
	Valmet Oyj	88,204	3,681,010
	Wartsila OYJ Abp	54,226	816,887
#	YIT Oyj	155,620	943,615
TOTAL FINLAND			68,431,141
FRANCE — (7.2%)
	ABC arbitrage	19,926	169,321
*	Accor SA	50,171	1,775,557
#*	Aeroports de Paris	6,284	761,725
	Air Liquide SA	17,761	3,088,788
*	Akka Technologies	14,912	832,978
	AKWEL	10,146	292,460
#	Albioma SA	25,760	1,029,345
	ALD SA	15,306	224,078
*	Alstom SA	19,132	793,525
	Altamir	17,275	479,323
	Alten SA	13,967	2,220,274
	Amundi SA	10,890	1,005,728
	Arkema SA	66,054	8,407,645
	Assystem SA	5,099	183,510
	Atos SE	67,753	3,240,131
	Aubay	7,481	431,286
	AXA SA, Sponsored ADR	12,088	313,925
	AXA SA	180,809	4,682,415
	Axway Software SA	5,568	187,584
	Bastide le Confort Medical	2,869	161,998
*	Beneteau SA	47,612	778,168
*	Bigben Interactive	18,417	337,047
	BioMerieux	3,697	440,817
	BNP Paribas SA	106,510	6,494,887

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Boiron SA	5,728	$297,303
	Bollore SA	526,872	2,944,328
	Bonduelle SCA	21,198	530,367
	Bourbon Corp.	9,346	0
	Bouygues SA	136,325	5,254,161
	Bureau Veritas SA	41,334	1,365,003
	Burelle SA	25	21,411
	Capgemini SE	18,299	3,955,378
	Carrefour SA	325,151	6,039,442
*	Casino Guichard Perrachon SA	17,021	481,173
#*	Catering International Services	1,201	15,956
*	Cegedim SA	4,810	162,632
#*	CGG SA	717,125	501,334
	Chargeurs SA	22,076	573,092
	Cie de Saint-Gobain	157,949	11,289,918
#*	Cie des Alpes	21,904	319,581
	Cie Generale des Etablissements Michelin SCA	72,542	11,849,177
	Cie Plastic Omnium SA	34,811	1,104,793
	CNP Assurances	76,779	1,305,103
*	Coface SA	99,699	1,251,503
	Credit Agricole SA	180,238	2,513,151
	Danone SA	32,207	2,368,937
	Dassault Aviation SA	702	835,837
#*	DBV Technologies SA	895	9,735
	Delta Plus Group	535	56,138
*	Derichebourg SA	117,943	1,245,825
	Edenred	21,567	1,252,955
	Eiffage SA	50,884	5,187,351
*	Ekinops SAS	2,213	20,047
	Electricite de France SA	116,906	1,419,185
	Electricite de Strasbourg SA	88	11,685
*	Elior Group SA	104,667	717,487
*	Elis SA	167,011	2,994,973
	Engie SA	181,890	2,425,559
*	Eramet SA	8,814	704,820
	EssilorLuxottica SA	8,121	1,533,106
*	Esso SA Francaise	1,610	20,536
#*	Etablissements Maurel et Prom SA	57,878	129,620
	Eurofins Scientific SE	26,810	3,206,806
	Eutelsat Communications SA	178,429	1,941,497
*	Exel Industries, Class A	1,036	102,189
	Faurecia SE	104,034	4,643,297
	Fleury Michon SA	748	21,032
	Fnac Darty SA	19,275	1,337,918
	Fnac Darty SA	2,700	186,613
	Gaztransport Et Technigaz SA	12,868	1,031,857
	Getlink SE	15,568	249,377
#*	GL Events	10,980	174,708
	Groupe Crit	2,385	193,797
	Groupe Gorge SA	1,262	23,695
	Guerbet	7,371	274,878
*	Haulotte Group SA	11,281	80,274
	HEXAOM	2,828	147,349
*	ID Logistics Group	1,594	510,486
#	Iliad SA	22,419	4,831,405
	Imerys SA	31,115	1,441,249
	Infotel SA	979	58,077
#*	Innate Pharma SA	13,430	45,046
	Ipsen SA	15,734	1,681,342

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	IPSOS	41,736	$1,938,981
	Jacquet Metals SACA	13,565	324,216
*	JCDecaux SA	83,449	2,276,409
	Kaufman & Broad SA	18,485	820,200
	Kering SA	2,237	2,006,899
	Korian SA	62,260	2,363,532
*	Lagardere SA	60,772	1,695,073
	Laurent-Perrier	1,337	161,726
	Lectra	23,840	971,361
	Legrand SA	24,969	2,813,903
	Linedata Services	4,129	199,344
	LISI	19,356	659,919
	LNA Sante SA	5,697	358,940
	L'Oreal SA	4,779	2,186,362
	LVMH Moet Hennessy Louis Vuitton SE	896	717,398
	Maisons du Monde SA	41,695	954,031
	Manitou BF SA	11,190	367,964
	Manutan International	1,396	129,851
	Mersen SA	17,903	711,152
#*	METabolic EXplorer SA	24,334	121,738
	Metropole Television SA	28,928	579,255
	Nexans SA	34,084	3,262,294
	Nexity SA	52,689	2,654,163
#*	Nicox	10,169	38,954
	NRJ Group	13,173	95,949
*	Oeneo SA	17,064	262,732
#*	Onxeo SA	5,700	3,909
#	Orange SA	1,047,837	11,661,517
#	Orpea SA	17,283	2,194,723
	Pernod Ricard SA	6,040	1,333,067
#	Plastiques Du Val De Loire	7,755	60,844
	Publicis Groupe SA	107,059	6,758,701
	Quadient SA	36,008	1,056,886
*	Rallye SA	5,003	33,284
#*	Recylex SA	4,720	1,940
#	Remy Cointreau SA	692	152,012
*	Renault SA	79,775	3,029,905
	Rexel SA	244,826	5,168,745
	Robertet SA	382	453,418
	Rothschild & Co.	28,927	1,082,575
	Rubis SCA	20,778	833,513
	Safran SA	9,633	1,260,712
	Samse SA	244	53,557
#	Sanofi	47,014	4,845,884
#	Sartorius Stedim Biotech	3,212	1,833,550
	Savencia SA	4,626	370,951
	Schneider Electric SE	12,467	2,088,077
	Schneider Electric SE	1,883	316,273
	SCOR SE	131,423	3,670,200
	SEB SA	9,648	1,603,094
	Seche Environnement SA	4,299	249,375
	SES SA, Class A	136,122	1,049,416
*	SMCP SA	9,918	62,264
	Societe BIC SA	24,659	1,671,776
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	763	66,741
	Societe Generale SA	147,209	4,311,118
	Societe LDC SA	540	65,966
	Societe pour l'Informatique Industrielle	1,527	63,020
*	Sodexo SA	15,101	1,286,688

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	7,295	$1,748,898
#*	Solocal Group	32,742	61,796
	Somfy SA	3,975	761,092
	Sopra Steria Group SACA	16,108	3,202,026
	SPIE SA	90,996	2,155,378
	Stef SA	3,236	376,164
	STMicroelectronics NV	61,687	2,538,651
	Suez SA	33,333	777,545
	Sword Group	7,012	377,269
	Synergie SE	6,994	306,952
*	Technip Energies NV	2,537	34,387
	Teleperformance	13,339	5,626,344
	Television Francaise 1	58,887	562,266
	Thales SA	13,980	1,467,267
	Thermador Groupe	4,498	501,562
	Tikehau Capital SCA	5,057	158,671
	Total Gabon	433	69,603
	TotalEnergies SE	308,861	13,468,412
	Trigano SA	7,260	1,570,343
*	Ubisoft Entertainment SA	18,028	1,142,863
	Union Financiere de France BQE SA	2,287	48,152
	Valeo	125,147	3,618,728
#*	Vallourec SA	28,631	277,773
#*	Valneva SE	4,729	66,522
	Verallia SA	4,023	149,180
	Vetoquinol SA	2,629	381,664
	Vicat SA	21,056	1,061,437
	VIEL & Cie SA	15,605	112,199
	Vilmorin & Cie SA	8,732	586,124
	Vinci SA	36,490	3,863,358
	Virbac SA	2,232	901,469
#	Vivendi SE	27,957	944,582
*	Vranken-Pommery Monopole SA	1,795	38,111
*	Wavestone	4,355	216,942
*	Worldline SA	15,533	1,453,889
*	X-Fab Silicon Foundries SE	27,020	256,118
TOTAL FRANCE			271,473,793
GERMANY — (5.9%)
	1&1 AG	41,453	1,229,920
	7C Solarparken AG	35,842	161,501
	Aareal Bank AG	59,491	1,500,232
	Adesso SE	588	107,980
	ADLER Group SA	1	27
*	ADVA Optical Networking SE	74,512	1,108,430
	AIXTRON SE	22,019	543,161
	All for One Group SE	827	65,741
	Allgeier SE	3,364	94,943
	Allianz SE	36,861	9,162,293
	Allianz SE, Sponsored ADR	8,379	208,176
	Amadeus Fire AG	970	194,874
	Aroundtown SA	24,594	192,494
	Atoss Software AG	1,774	360,763
#*	Aumann AG	4,058	90,669
	Aurubis AG	38,286	3,877,252
	BASF SE	42,221	3,317,659
	Basler AG	2,286	299,899
*	Bauer AG	15,384	228,818
	Bayer AG	49,876	2,971,562

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bayerische Motoren Werke AG	59,479	$5,914,072
	BayWa AG	15,030	689,135
	Bechtle AG	7,424	1,532,927
	Beiersdorf AG	907	107,728
	Bertrandt AG	6,115	361,681
#	bet-at-home.com AG	459	16,250
*	Bijou Brigitte AG	2,250	62,705
	Bilfinger SE	28,825	886,522
*	Borussia Dortmund GmbH & Co., KGaA	61,142	444,074
	Brenntag SE	67,385	6,730,367
	CANCOM SE	21,658	1,361,105
	Carl Zeiss Meditec AG	196	43,652
*	CECONOMY AG	163,256	783,225
	CENIT AG	3,984	70,156
	Cewe Stiftung & Co., KGaA	5,534	829,563
*	Commerzbank AG	883,755	5,691,329
	CompuGroup Medical SE & Co., KgaA	13,210	1,059,721
*	Continental AG	21,853	2,968,623
#*	Corestate Capital Holding SA	16,806	251,250
	Covestro AG	74,295	4,786,172
	CropEnergies AG	27,276	321,183
*	CTS Eventim AG & Co., KGaA	29,511	2,005,128
	Daimler AG	120,934	10,792,080
*	Deutsche Bank AG	18,884	238,057
*	Deutsche Bank AG	389,894	4,877,574
	Deutsche Beteiligungs AG	14,598	645,309
	Deutsche Boerse AG	16,117	2,689,346
	Deutsche EuroShop AG	15,280	362,648
#*	Deutsche Lufthansa AG	15,470	174,724
	Deutsche Pfandbriefbank AG	135,603	1,493,747
	Deutsche Post AG	41,487	2,811,622
	Deutsche Telekom AG, Sponsored ADR	16,349	340,223
	Deutsche Telekom AG	184,205	3,823,018
*	Deutz AG	131,782	1,119,322
	DIC Asset AG	18,473	333,740
	DMG Mori AG	6,403	317,035
	Dr Hoenle AG	2,767	158,960
	Draegerwerk AG & Co., KGaA	3,235	288,463
	Duerr AG	30,648	1,464,444
	E.ON SE	98,119	1,206,226
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	1,627,440
	Elmos Semiconductor SE	7,044	316,904
#*	ElringKlinger AG	28,219	460,480
#	Encavis AG	31,634	578,945
	Evonik Industries AG	41,542	1,444,420
*	Evotec SE	2,752	114,110
	Fielmann AG	7,262	545,346
	First Sensor AG	3,082	158,741
#*	flatexDEGIRO AG	4,153	501,852
*	Francotyp-Postalia Holding AG, Class A	10,397	36,423
*	Fraport AG Frankfurt Airport Services Worldwide	17,461	1,148,476
	Freenet AG	96,713	2,313,112
	Fresenius Medical Care AG & Co. KGaA, ADR	2,454	96,491
	Fresenius Medical Care AG & Co., KGaA	29,667	2,338,388
	Fresenius SE & Co., KGaA	82,958	4,360,269
	Fuchs Petrolub SE	15,161	606,914
	GEA Group AG	70,228	3,113,933
#	Gerresheimer AG	26,740	2,792,032
*	Gesco AG	7,358	188,614

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	GFT Technologies SE	23,807	$796,226
*	Global Fashion Group SA	8,156	110,950
	Grand City Properties SA	4,225	112,217
*	H&R GmbH & Co., KGaA	9,526	108,482
	Hamburger Hafen und Logistik AG	26,515	628,923
	Hannover Rueck SE	3,261	548,120
#	Hapag-Lloyd AG	5,587	1,207,005
	Hawesko Holding AG	847	61,043
	HeidelbergCement AG	39,980	3,542,936
#*	Heidelberger Druckmaschinen AG	259,333	606,660
#*	Hella GmbH & Co., KGaA	22,704	1,589,507
*	HelloFresh SE	5,913	554,281
	Henkel AG & Co., KGaA	3,403	309,418
*	Highlight Communications AG	13,766	63,104
	Hochtief AG	4,355	345,557
*	HolidayCheck Group AG	37,162	111,068
	Hornbach Baumarkt AG	8,960	360,892
	Hornbach Holding AG & Co., KGaA	9,349	1,050,453
#	Hugo Boss AG	32,666	1,956,979
*	Hypoport SE	1,582	953,169
	Indus Holding AG	17,012	717,233
	Infineon Technologies AG, ADR	25,149	962,704
	Instone Real Estate Group AG	32,532	1,006,067
	IVU Traffic Technologies AG	1,494	37,381
	Jenoptik AG	35,706	1,225,380
	JOST Werke AG	12,353	754,351
*	K+S AG	215,431	3,090,254
	KION Group AG	70,652	7,502,816
*	Kloeckner & Co. SE	74,158	1,128,136
	Knorr-Bremse AG	3,310	374,823
*	Koenig & Bauer AG	13,885	475,347
	Krones AG	7,511	740,543
	KSB SE & Co., KGaA	83	40,943
	KWS Saat SE & Co., KGaA	4,146	348,532
	Lanxess AG	65,709	4,758,875
	LEG Immobilien SE	5,734	906,240
	Leifheit AG	6,821	348,092
#*	Leoni AG	22,566	394,095
#	LPKF Laser & Electronics AG	9,521	244,747
#*	Manz AG	2,130	159,935
*	Medigene AG	778	3,618
	Merck KGaA	3,424	700,906
	METRO AG	82,379	1,067,873
	MLP SE	37,627	308,004
	MTU Aero Engines AG	2,840	710,390
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,184	3,017,711
*	Nagarro SE	3,364	512,587
	Nemetschek SE	18,157	1,602,315
	New Work SE	1,591	478,128
	Nexus AG	5,598	445,154
#*	Nordex SE	57,635	1,108,461
	Norma Group SE	22,766	1,205,526
	OHB SE	5,091	241,700
	Patrizia AG	25,462	648,924
	Pfeiffer Vacuum Technology AG	5,378	1,097,123
	PNE AG	66,377	554,610
*	Progress-Werk Oberkirch AG	1,001	36,120
	ProSiebenSat.1 Media SE	127,987	2,431,617
	PSI Software AG	5,104	250,532

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Puma SE	9,908	$1,215,408
	Puma SE	1,990	244,112
*	PVA TePla AG	2,686	108,634
*	q.beyond AG	91,973	198,460
*	QIAGEN NV	11,802	623,028
*	QIAGEN NV	9,756	522,854
*	R Stahl AG	1,041	28,881
	Rational AG	640	696,910
	Rheinmetall AG	33,475	3,212,255
	RTL Group SA	13,567	768,071
	RWE AG	78,634	2,795,884
*	SAF-Holland SE	42,833	596,323
*	Salzgitter AG	37,824	1,472,652
	SAP SE	10,846	1,556,523
*	Schaltbau Holding AG	3,346	161,725
	Scout24 AG	15,792	1,352,335
	Secunet Security Networks AG	753	430,169
*	SGL Carbon SE	33,817	375,929
	Siemens AG	13,330	2,079,920
	Siltronic AG	12,061	1,966,904
*	Sixt SE	8,000	1,113,004
	SMA Solar Technology AG	6,053	316,784
#	Software AG	25,786	1,246,132
	Stabilus SA	21,393	1,698,341
	STRATEC SE	712	110,482
	Stroeer SE & Co., KGaA	14,561	1,151,707
	Suedzucker AG	72,094	1,085,195
*	SUESS MicroTec SE	10,896	342,653
	Surteco Group SE	8,145	295,467
	Symrise AG, Class A	7,136	1,052,195
	Syzygy AG	896	7,644
	TAG Immobilien AG	26,804	888,938
	Takkt AG	30,541	502,003
*	Talanx AG	32,043	1,361,463
	Technotrans SE	6,522	222,310
	Telefonica Deutschland Holding AG	796,679	2,147,493
*	thyssenkrupp AG	298,657	2,975,473
	Traffic Systems SE	2,811	140,085
	Uniper SE	57,807	2,256,956
	United Internet AG	62,047	2,567,959
	USU Software AG	878	26,655
	VERBIO Vereinigte BioEnergie AG	23,325	1,263,520
	Volkswagen AG	4,271	1,417,486
	Vossloh AG	9,763	491,496
	Wacker Chemie AG	11,164	1,642,269
	Wacker Neuson SE	30,563	921,141
	Washtec AG	6,761	461,911
*	Westwing Group AG	217	10,290
	Wuestenrot & Wuerttembergische AG	23,143	506,118
*	Zalando SE	2,387	265,225
	Zeal Network SE	6,237	306,898
*	zooplus AG	861	293,173
TOTAL GERMANY			224,662,616
HONG KONG — (2.3%)
*	Aceso Life Science Group, Ltd.	1,631,933	45,822
	Aeon Credit Service Asia Co., Ltd.	38,000	24,109
	AIA Group, Ltd.	420,000	5,025,619
	Aidigong Maternal & Child Health, Ltd.	510,000	84,721

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Allied Group, Ltd.	236,000	$92,146
	APAC Resources, Ltd.	173,687	30,838
#*	Apollo Future Mobility Group, Ltd.	1,236,000	58,854
*	Applied Development Holdings, Ltd.	1,210,000	16,386
	Asia Financial Holdings, Ltd.	136,000	58,962
*	Asia Standard International Group, Ltd.	482,000	63,784
*	Asiasec Properties, Ltd.	49,000	9,900
	ASM Pacific Technology, Ltd.	69,800	899,980
	Associated International Hotels, Ltd.	10,000	18,535
	Bank of East Asia, Ltd. (The)	602,671	992,978
*	Blue River Holdings, Ltd.	900,000	28,490
	BOC Aviation, Ltd.	156,600	1,151,427
	BOC Hong Kong Holdings, Ltd.	263,000	844,567
	BOCOM International Holdings Co., Ltd.	519,000	116,121
	BOE Varitronix, Ltd.	521,000	541,587
	Brightoil Petroleum Holdings, Ltd.	1,027,000	37,175
	Budweiser Brewing Co. APAC, Ltd.	26,900	75,073
*	Burwill Holdings, Ltd.	2,638,000	4,515
	Cafe de Coral Holdings, Ltd.	254,000	494,496
#*	Cathay Pacific Airways, Ltd.	1,555,000	1,247,728
*	Century City International Holdings, Ltd.	1,416,000	80,104
	CGN Mining Co., Ltd.	1,035,000	84,117
	Chen Hsong Holdings	48,000	16,982
	Cheuk Nang Holdings, Ltd.	24,781	8,613
	Chevalier International Holdings, Ltd.	30,055	37,532
*	China Baoli Technologies Holdings, Ltd.	325,000	1,339
*	China Best Group Holding, Ltd.	291,000	13,515
*	China Display Optoelectronics Technology Holdings, Ltd.	352,000	29,852
*	China Energy Development Holdings, Ltd.	4,676,000	57,735
*	China Solar Energy Holdings, Ltd.	64,000	278
#*	China Star Entertainment, Ltd.	1,612,000	230,789
*	China Strategic Holdings, Ltd.	17,355,000	156,183
	China Tonghai International Financial, Ltd.	240,000	7,846
	Chinese Estates Holdings, Ltd.	461,500	180,989
	Chinney Investments, Ltd.	112,000	25,376
	Chong Hing Bank, Ltd.	70,000	184,364
*	Chong Kin Group Holdings, Ltd.	42,000	5,076
	Chow Sang Sang Holdings International, Ltd.	365,000	610,756
	Chow Tai Fook Jewellery Group, Ltd.	254,000	532,510
	Chuang's China Investments, Ltd.	1,080,000	66,014
	Chuang's Consortium International, Ltd.	790,925	95,909
	CITIC Telecom International Holdings, Ltd.	1,924,000	624,196
	CK Asset Holdings, Ltd.	212,652	1,446,819
	CK Hutchison Holdings, Ltd.	343,960	2,513,075
	CK Infrastructure Holdings, Ltd.	99,000	597,651
	CK Life Sciences Int'l Holdings, Inc.	672,000	70,075
#	CMBC Capital Holdings, Ltd.	890,000	12,005
	C-Mer Eye Care Holding, Ltd.	12,000	11,718
	CNQC International Holdings, Ltd.	355,000	35,566
	CNT Group, Ltd.	518,000	25,984
	Crystal International Group, Ltd.	225,000	90,426
	CSI Properties, Ltd.	3,691,515	116,438
	Dah Sing Banking Group, Ltd.	477,795	491,863
	Dah Sing Financial Holdings, Ltd.	197,466	622,467
	Dickson Concepts International, Ltd.	83,500	48,936
	Dynamic Holdings, Ltd.	2,000	3,395
	Eagle Nice International Holdings, Ltd.	242,000	155,454
	EC Healthcare	91,000	141,222
	EcoGreen International Group, Ltd.	234,000	60,765

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Emperor Capital Group, Ltd.	3,231,000	$47,692
	Emperor Entertainment Hotel, Ltd.	495,000	63,070
	Emperor International Holdings, Ltd.	1,323,750	189,723
	Emperor Watch & Jewellery, Ltd.	2,480,000	68,401
*	ENM Holdings, Ltd.	680,000	56,057
*	Esprit Holdings, Ltd.	2,603,048	207,977
*	Eternity Investment, Ltd.	1,730,000	54,192
#	Fairwood Holdings, Ltd.	52,000	116,858
	Far East Consortium International, Ltd.	1,866,198	739,235
	First Pacific Co., Ltd.	2,145,200	715,679
*	First Shanghai Investments, Ltd.	1,216,000	44,702
	Fosun Tourism Group	55,800	65,010
	Fountain SET Holdings, Ltd.	1,240,000	210,411
*	Freeman Fintech Corp., Ltd.	1,014,000	2,205
*	Frontage Holdings Corp.	62,000	48,311
	FSE Lifestyle Services, Ltd.	17,000	13,321
	GDH Guangnan Holdings., Ltd.	154,000	13,863
*	Genting Hong Kong, Ltd.	436,000	29,618
	Get Nice Financial Group, Ltd.	152,150	17,254
	Giordano International, Ltd.	1,150,000	223,714
	Glorious Sun Enterprises, Ltd.	447,000	44,916
*	Gold Peak Industries Holdings, Ltd.	81,000	6,882
	Golden Resources Development International, Ltd.	90,000	6,362
	Goldin Financial Holdings, Ltd.	204,000	0
*	Good Resources Holdings, Ltd.	2,080,000	4,256
*	Goodbaby International Holdings, Ltd.	1,155,000	268,242
*	GR Properties, Ltd.	508,000	62,878
	Great Eagle Holdings, Ltd.	213,329	668,086
*	G-Resources Group, Ltd.	498,930	183,316
	Guoco Group, Ltd.	18,000	206,178
	Guotai Junan International Holdings, Ltd.	1,313,000	198,141
#	Haitong International Securities Group, Ltd.	2,179,605	561,723
	Hang Lung Group, Ltd.	742,000	1,817,000
	Hang Lung Properties, Ltd.	800,000	2,070,711
	Hang Seng Bank, Ltd.	41,700	798,615
	Hanison Construction Holdings, Ltd.	381,459	62,394
#	Harbour Centre Development, Ltd.	53,000	56,244
	Henderson Land Development Co., Ltd.	239,575	1,070,397
	HK Electric Investments & HK Electric Investments, Ltd.	116,788	118,447
	HKBN, Ltd.	542,000	631,113
	HKR International, Ltd.	717,188	289,424
	HKT Trust & HKT, Ltd.	1,398,000	1,900,271
	Hon Kwok Land Investment Co., Ltd.	110,000	50,512
	Hong Kong & China Gas Co., Ltd.	252,735	411,032
	Hong Kong Exchanges & Clearing, Ltd.	1,200	76,692
	Hong Kong Ferry Holdings Co., Ltd.	33,000	24,250
*	Hong Kong Technology Venture Co., Ltd.	158,000	221,703
*	Hongkong & Shanghai Hotels, Ltd. (The)	373,220	328,421
	Hongkong Chinese, Ltd.	296,000	22,836
	Hsin Chong Group Holdings, Ltd.	1,532,000	12,932
	Hung Hing Printing Group, Ltd.	280,000	47,267
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,254,000	243,941
	Hysan Development Co., Ltd.	117,000	460,487
#*	I-CABLE Communications, Ltd.	2,153,027	22,160
*	Imagi International Holdings, Ltd.	216,799	30,747
	International Housewares Retail Co., Ltd.	248,000	92,297
	IPE Group, Ltd.	365,000	31,456
*	IRC, Ltd.	5,014,000	181,050
#*	ITC Properties Group, Ltd.	429,283	50,354

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Jacobson Pharma Corp., Ltd.	284,000	$23,035
*	JBM Healthcare, Ltd.	21,500	3,261
	Johnson Electric Holdings, Ltd.	369,577	866,166
	JS Global Lifestyle Co., Ltd.	145,000	365,616
	K Wah International Holdings, Ltd.	1,105,000	499,470
*	Kader Holdings Co., Ltd.	214,000	11,658
	Karrie International Holdings, Ltd.	396,000	85,621
	Kerry Logistics Network, Ltd.	527,250	1,571,150
	Kerry Properties, Ltd.	358,000	1,057,252
	Kingmaker Footwear Holdings, Ltd.	204,000	24,204
	Kingston Financial Group, Ltd.	634,000	40,210
	Kowloon Development Co., Ltd.	414,000	480,673
*	KuangChi Science, Ltd.	1,092,000	33,659
*	Kwoon Chung Bus Holdings, Ltd.	42,000	12,118
*	Lai Sun Development Co., Ltd.	170,713	135,879
*	Lai Sun Garment International, Ltd.	30,223	13,223
*	Landing International Development, Ltd.	2,029,800	59,646
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	990,750	115,914
*	Lifestyle International Holdings, Ltd.	285,500	203,730
	Lippo China Resources, Ltd.	2,772,000	41,303
	Lippo, Ltd.	9,000	2,869
	Liu Chong Hing Investment, Ltd.	178,000	181,644
	L'Occitane International SA	246,250	856,077
	Luk Fook Holdings International, Ltd.	333,000	1,065,821
	Lung Kee Bermuda Holdings	106,000	49,467
*	Magnificent Hotel Investment, Ltd.	818,000	12,419
	Man Wah Holdings, Ltd.	618,000	1,240,014
*	Mason Group Holdings, Ltd.	18,263,999	63,745
#	MECOM Power and Construction, Ltd.	80,999	40,740
*	Meilleure Health International Industry Group, Ltd.	366,000	18,860
	Melco International Development, Ltd.	372,000	594,067
*	Melco Resorts & Entertainment, Ltd., ADR	10,831	150,768
	Ming Fai International Holdings, Ltd.	146,000	11,991
	Miramar Hotel & Investment	155,000	289,145
	Modern Dental Group, Ltd.	251,000	217,288
*	Mongolian Mining Corp.	336,000	92,953
	MTR Corp., Ltd.	98,216	582,288
	NagaCorp., Ltd.	650,000	477,571
	Nameson Holdings, Ltd.	314,000	23,814
*	National United Resources Holdings, Ltd.	350,000	1,198
*	Neo-Neon Holdings, Ltd.	613,000	38,436
	New World Development Co., Ltd.	548,644	2,600,989
#*	NewOcean Energy Holdings, Ltd.	788,000	39,495
#	Nissin Foods Co., Ltd.	269,000	193,570
	NWS Holdings, Ltd.	1,191,830	1,201,117
	Orient Overseas International, Ltd.	41,000	749,550
	Oriental Watch Holdings	314,368	167,823
*	Oshidori International Holdings, Ltd.	3,201,000	206,235
	Pacific Andes International Holdings, Ltd.	1,218,336	4,296
*	Pacific Basin Shipping, Ltd.	4,656,000	2,075,312
*	Pacific Century Premium Developments, Ltd.	190,081	16,387
	Pacific Textiles Holdings, Ltd.	833,000	451,343
*	Paliburg Holdings, Ltd.	246,000	67,255
*	Paradise Entertainment, Ltd.	340,000	43,074
	PC Partner Group, Ltd.	208,000	129,153
	PCCW, Ltd.	1,874,415	981,874
	Pentamaster International, Ltd.	66,000	8,914
	Perfect Medical Health Management, Ltd.	140,000	145,173

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Pico Far East Holdings, Ltd.	640,000	$107,046
	Playmates Holdings, Ltd.	898,000	108,935
	Plover Bay Technologies, Ltd.	88,000	28,644
	Prada SpA	110,500	865,849
*	PT International Development Co., Ltd.	1,088,000	42,114
	Public Financial Holdings, Ltd.	292,000	90,385
*	Razer, Inc.	490,000	118,870
*	Regal Hotels International Holdings, Ltd.	240,000	122,493
	Regina Miracle International Holdings, Ltd.	155,000	55,062
*	Sa Sa International Holdings, Ltd.	274,000	68,431
	Safety Godown Co., Ltd.	84,000	42,238
	SAS Dragon Holdings, Ltd.	294,000	140,729
	SEA Holdings, Ltd.	162,968	124,229
*	Shangri-La Asia, Ltd.	1,027,666	913,014
	Shenwan Hongyuan HK, Ltd.	282,500	34,556
*	Shun Ho Property Investments, Ltd.	13,497	2,110
*	Shun Tak Holdings, Ltd.	1,541,249	446,508
*	Sincere Watch Hong Kong, Ltd.	1,510,000	10,993
*	Singamas Container Holdings, Ltd.	972,000	138,912
	Sino Land Co., Ltd.	1,252,763	1,919,693
	SITC International Holdings Co., Ltd.	751,000	3,098,154
*	SJM Holdings, Ltd.	672,000	606,089
	SmarTone Telecommunications Holdings, Ltd.	357,666	200,459
	Solomon Systech International, Ltd.	780,000	120,494
	Soundwill Holdings, Ltd.	69,000	72,946
*	South China Holdings Co., Ltd.	1,200,000	16,651
*	Stella International Holdings, Ltd.	436,000	556,060
#*	Summit Ascent Holdings, Ltd.	104,000	8,826
	Sun Hung Kai & Co., Ltd.	447,341	230,172
	Sun Hung Kai Properties, Ltd.	92,282	1,320,127
	SUNeVision Holdings, Ltd.	290,000	305,970
	Swire Pacific, Ltd., Class A	220,000	1,366,603
	Swire Pacific, Ltd., Class B	350,000	357,513
#	TAI Cheung Holdings, Ltd.	214,000	146,819
	Tao Heung Holdings, Ltd.	324,000	41,670
	Techtronic Industries Co., Ltd.	46,500	829,201
*	Television Broadcasts, Ltd.	277,200	233,709
	Texhong Textile Group, Ltd.	83,000	121,355
	Texwinca Holdings, Ltd.	658,000	148,356
*	Theme International Holdings, Ltd.	250,000	46,414
*	Town Health International Medical Group, Ltd.	1,057,899	76,875
	Tradelink Electronic Commerce, Ltd.	220,000	32,561
	Transport International Holdings, Ltd.	207,822	387,647
	United Laboratories International Holdings, Ltd. (The)	919,000	645,438
	Untrade Convoy	5,166,000	20,807
	Untrade CW Group Holdings	443,000	2,468
*	Up Energy Development Group, Ltd.	590,000	1,837
	Value Partners Group, Ltd.	879,000	505,383
	Valuetronics Holdings, Ltd.	310,500	136,228
	Vedan International Holdings, Ltd.	420,000	40,517
#	Vitasoy International Holdings, Ltd.	338,000	949,597
*	Vobile Group, Ltd.	32,000	28,942
#	VPower Group International Holdings, Ltd.	517,000	106,487
	VSTECS Holdings, Ltd.	707,200	564,788
	VTech Holdings, Ltd.	76,600	759,627
	Wai Kee Holdings, Ltd.	158,000	82,973
	Wang On Group, Ltd.	9,480,000	78,006
	WH Group, Ltd.	5,555,500	4,603,104
	Wharf Real Estate Investment Co., Ltd.	4,000	22,592

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Wing On Co. International, Ltd.	30,000	$67,381
	Wing Tai Properties, Ltd.	154,000	87,413
*	Wynn Macau, Ltd.	109,600	140,464
*	Xingye Alloy Materials Group, Ltd.	121,000	16,426
	Xinyi Glass Holdings, Ltd.	455,000	1,700,499
	YTO Express Holdings, Ltd.	128,000	52,696
*	Yue Yuen Industrial Holdings, Ltd.	679,500	1,434,019
#	Zensun Enterprises, Ltd.	4,320,000	361,514
#*	Zhaobangji Properties Holdings, Ltd.	96,000	7,785
TOTAL HONG KONG			86,577,769
IRELAND — (0.9%)
*	AIB Group P.L.C.	326,316	801,448
*	Bank of Ireland Group P.L.C.	620,403	3,291,364
*	C&C Group P.L.C.	326,925	1,074,376
*	Cairn Homes P.L.C.	546,970	727,493
	CRH P.L.C., Sponsored ADR	293,618	14,648,602
*	Dalata Hotel Group P.L.C.	75,692	346,111
*	FBD Holdings P.L.C.	15,411	142,519
*	Flutter Entertainment P.L.C.	631	107,569
*	Flutter Entertainment P.L.C.	8,861	1,513,305
	Glanbia P.L.C.	16,498	283,224
*	Glenveagh Properties P.L.C.	316,688	375,566
*	Greencore Group P.L.C.	463,890	840,625
*	Irish Continental Group P.L.C.	119,190	626,296
	Kerry Group P.L.C., Class A	1,717	254,412
	Kingspan Group P.L.C.	40,662	4,421,742
*	Permanent TSB Group Holdings P.L.C.	40,877	70,756
	Smurfit Kappa Group P.L.C.	54,041	3,048,667
TOTAL IRELAND			32,574,075
ISRAEL — (0.9%)
#	Adgar Investment and Development, Ltd.	10,959	20,497
#	Afcon Holdings, Ltd.	794	50,099
*	AFI Properties, Ltd.	2,858	136,529
	Africa Israel Residences, Ltd.	740	38,875
*	Airport City, Ltd.	5,279	89,965
*	Allot, Ltd.	9,849	179,951
	Alony Hetz Properties & Investments, Ltd.	9,320	126,971
#*	Alrov Properties and Lodgings, Ltd.	3,754	170,523
	Amot Investments, Ltd.	8,270	54,602
#	Arad, Ltd.	1,380	18,408
#	Ashtrom Group, Ltd.	23,089	496,589
	Atreyu Capital Markets, Ltd.	960	15,112
	AudioCodes, Ltd.	12,216	400,196
	Aura Investments, Ltd.	39,721	39,866
*	Avgol Industries 1953, Ltd.	33,733	30,129
*	Azorim-Investment Development & Construction Co., Ltd.	42,466	160,485
	Azrieli Group, Ltd.	2,157	171,793
*	Bank Hapoalim BM	179,380	1,427,493
*	Bank Leumi Le-Israel BM	269,190	2,056,931
*	Bet Shemesh Engines Holdings 1997, Ltd.	2,583	52,202
*	Bezeq The Israeli Telecommunication Corp., Ltd.	247,536	264,390
*	Big Shopping Centers, Ltd.	1,066	149,057
*	BioLine RX, Ltd.	62,630	13,520
	Blue Square Real Estate, Ltd.	1,129	86,456
*	Brack Capital Properties NV	528	56,409
*	Camtek, Ltd.	1,177	42,309

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Carasso Motors, Ltd.	14,935	$76,607
*	Cellcom Israel, Ltd.	10,729	40,367
*	Cellcom Israel, Ltd.	44,794	172,457
*	Ceragon Networks, Ltd.	21,364	85,456
*	Clal Insurance Enterprises Holdings, Ltd.	29,975	596,765
#*	Compugen, Ltd.	7,817	56,671
	Danel Adir Yeoshua, Ltd.	1,893	403,786
	Delek Automotive Systems, Ltd.	3,149	39,731
*	Delek Group, Ltd.	8,142	486,366
	Delta-Galil Industries, Ltd.	6,912	293,383
	Dor Alon Energy in Israel 1988, Ltd.	3,179	87,127
#	Duniec Brothers, Ltd.	1,090	51,071
	Elbit Systems, Ltd.	1,734	228,342
#	Elbit Systems, Ltd.	1,367	181,305
	Electra Consumer Products 1970, Ltd.	8,899	466,005
#	Electra Real Estate, Ltd.	12,365	164,203
	Electra, Ltd.	1,243	698,545
	Energix-Renewable Energies, Ltd.	25,835	101,807
*	Equital, Ltd.	20,089	533,956
*	Fattal Holdings 1998, Ltd.	222	19,408
*	First International Bank Of Israel, Ltd. (The)	23,524	745,937
	FMS Enterprises Migun, Ltd.	1,604	45,284
	Formula Systems 1985, Ltd.	7,015	618,596
	Fox Wizel, Ltd.	6,677	787,196
	Gav-Yam Lands Corp., Ltd.	29,500	279,502
	Gilat Satellite Networks, Ltd.	16,185	166,985
	Hadera Paper, Ltd.	2,531	196,293
	Harel Insurance Investments & Financial Services, Ltd.	105,272	998,790
	Hilan, Ltd.	8,673	447,206
	ICL Group, Ltd.	25,129	183,117
	IDI Insurance Co., Ltd.	4,738	161,169
#	IES Holdings, Ltd.	973	71,333
	Inrom Construction Industries, Ltd.	48,259	245,750
*	Isracard, Ltd.	81,153	310,441
	Israel Canada T.R, Ltd.	43,856	186,786
*	Israel Discount Bank, Ltd., Class A	457,267	2,142,068
#	Israel Land Development - Urban Renewal, Ltd.	11,917	150,528
	Isras Investment Co., Ltd.	703	154,936
*	Issta Lines, Ltd.	2,436	49,782
#*	Kamada, Ltd.	11,196	61,441
*	Kamada, Ltd.	8,652	47,067
	Kenon Holdings, Ltd.	10,015	338,369
	Kerur Holdings, Ltd.	3,188	91,198
	Klil Industries, Ltd.	502	49,504
	Levinstein Properties, Ltd.	399	9,448
	M Yochananof & Sons, Ltd.	617	39,961
#	Magic Software Enterprises, Ltd.	17,329	303,271
	Malam - Team, Ltd.	5,570	185,575
	Matrix IT, Ltd.	39,401	1,084,171
	Maytronics, Ltd.	17,873	388,770
	Mediterranean Towers, Ltd.	60,937	185,778
	Mega Or Holdings, Ltd.	5,500	177,996
*	Mehadrin, Ltd.	500	21,203
	Meitav Dash Investments, Ltd.	26,669	138,911
*	Melisron, Ltd.	1,206	88,926
	Menora Mivtachim Holdings, Ltd.	25,601	505,615
*	Migdal Insurance & Financial Holdings, Ltd.	369,592	473,568
	Mivne Real Estate KD, Ltd.	55,653	166,293
#	Mivtach Shamir Holdings, Ltd.	4,281	142,801

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Mizrahi Tefahot Bank, Ltd.	26,414	$800,496
*	Naphtha Israel Petroleum Corp., Ltd.	30,324	139,593
	Nawi Brothers, Ltd.	20,182	153,153
#*	Neto Malinda Trading, Ltd.	4,426	105,722
	Neto ME Holdings, Ltd.	1,844	79,667
*	Nice, Ltd., Sponsored ADR	302	84,152
*	Nova, Ltd.	14,901	1,427,982
	Novolog, Ltd.	45,967	42,422
*	Oil Refineries, Ltd.	1,720,950	406,624
	Palram Industries 1990, Ltd.	6,932	85,321
*	Partner Communications Co., Ltd.	73,210	314,613
*	Partner Communications Co., Ltd., ADR	10,082	42,647
	Paz Oil Co., Ltd.	5,898	712,137
*	Perion Network, Ltd.	9,458	177,047
	Phoenix Holdings, Ltd. (The)	98,179	938,235
	Plasson Industries, Ltd.	3,138	170,707
	Prashkovsky Investments and Construction, Ltd.	1,379	39,827
#	Priortech, Ltd.	4,236	108,773
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,544	295,035
#	Raval Ics, Ltd.	7,533	19,781
	Scope Metals Group, Ltd.	6,302	191,056
#	Shapir Engineering and Industry, Ltd.	38,765	287,111
*	Shikun & Binui, Ltd.	134,815	763,791
	Shufersal, Ltd.	76,048	612,060
	Strauss Group, Ltd.	6,285	174,220
*	Summit Real Estate Holdings, Ltd.	39,908	605,091
*	Suny Cellular Communication, Ltd.	64,446	28,405
	Tadiran Group, Ltd.	1,603	188,134
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	68,003	656,229
	Tiv Taam Holdings 1, Ltd.	14,369	40,405
*	Tower Semiconductor, Ltd.	24,849	692,045
*	Tower Semiconductor, Ltd.	6,141	165,729
#	Victory Supermarket Chain, Ltd.	3,214	69,362
	YH Dimri Construction & Development, Ltd.	3,211	206,788
TOTAL ISRAEL			34,398,640
ITALY — (2.6%)
	A2A SpA	1,045,905	2,219,043
	ACEA SpA	30,658	714,499
#	Amplifon SpA	42,427	2,095,236
	Anima Holding SpA	231,304	1,139,417
*	Aquafil SpA	2,134	18,906
*	Arnoldo Mondadori Editore SpA	135,944	316,377
	Ascopiave SpA	55,461	230,608
	Assicurazioni Generali SpA	185,463	3,697,786
*	Atlantia SpA	53,918	977,992
*	Autogrill SpA	35,008	245,619
	Avio SpA	11,111	156,242
	Azimut Holding SpA	61,214	1,574,679
#*	Banca Carige SpA	7,345	10,411
*	Banca Generali SpA	30,586	1,268,843
	Banca IFIS SpA	25,424	419,228
	Banca Mediolanum SpA	104,137	1,024,901
#*	Banca Monte dei Paschi di Siena SpA	246,303	341,428
	Banca Popolare di Sondrio SCPA	493,541	2,174,020
	Banca Profilo SpA	193,938	50,107
*	Banca Sistema SpA	57,614	145,497
#	Banco BPM SpA	1,560,523	4,681,612
	Banco di Desio e della Brianza SpA	26,638	98,558

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Be Shaping The Future SpA	54,666	$124,909
	BFF Bank SpA	91,912	959,473
*	Biesse SpA	6,344	241,288
	BPER Banca	1,039,057	2,025,653
#	Brembo SpA	54,314	759,046
*	Brunello Cucinelli SpA	17,481	1,082,904
	Buzzi Unicem SpA	59,407	1,570,324
	Cairo Communication SpA	52,233	95,192
	Cementir Holding NV	38,268	431,110
*	Cerved Group SpA	94,817	1,112,925
*	CIR SpA-Compagnie Industriali	550,557	334,444
	CNH Industrial NV	149,479	2,495,935
	Credito Emiliano SpA	87,133	558,435
#*	d'Amico International Shipping SA	298,210	33,940
	Danieli & C Officine Meccaniche SpA	40,409	741,581
#	Danieli & C Officine Meccaniche SpA	13,360	395,969
#	Davide Campari-Milano NV	10,449	146,898
	De' Longhi SpA	24,785	1,095,992
	DeA Capital SpA	108,649	165,612
	DiaSorin SpA	4,701	954,089
	doValue SpA	8,431	96,650
*	Elica SpA	25,575	101,325
	Emak SpA	25,019	51,889
	Enel SpA	240,535	2,216,655
#	Eni SpA	253,696	3,000,110
	ERG SpA	40,001	1,249,259
	Esprinet SpA	40,275	742,835
#*	Eurotech SpA	11,968	65,926
#	Ferrari NV	8,434	1,838,154
	Fila SpA	6,946	86,931
*	Fincantieri SpA	496,459	424,988
*	FinecoBank Banca Fineco SpA	41,105	736,043
*	FNM SpA	128,567	92,282
	Gefran SpA	3,892	43,646
#*	Geox SpA	13,484	18,579
	Gruppo MutuiOnline SpA	14,143	834,265
	Hera SpA	431,138	1,832,099
*	Illimity Bank SpA	28,479	400,175
*	IMMSI SpA	249,326	150,814
#	Infrastrutture Wireless Italiane SpA	79,096	893,482
*	Intek Group SpA	237,868	96,851
	Interpump Group SpA	19,863	1,241,626
	Intesa Sanpaolo SpA	2,048,178	5,658,185
	Iren SpA	60,313	183,557
	Italgas SpA	126,896	858,921
	Italmobiliare SpA	10,783	411,520
#*	Juventus Football Club SpA	294,307	256,033
	La Doria SpA	10,357	222,207
*	Leonardo SpA	181,334	1,425,048
	Maire Tecnimont SpA	148,190	548,077
	Mediaset SpA	270,865	828,911
*	Mediobanca Banca di Credito Finanziario SpA	267,113	3,126,402
	Moncler SpA	21,751	1,493,917
	Orsero SpA	4,227	47,917
#*	OVS SpA	259,224	532,824
	Piaggio & C SpA	267,524	1,027,595
	Pirelli & C SpA	251,397	1,518,137
	Poste Italiane SpA	42,900	567,673
*	Prima Industrie SpA	3,071	81,061

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Prysmian SpA	10,993	$394,136
	RAI Way SpA	55,432	327,560
	Recordati Industria Chimica e Farmaceutica SpA	22,386	1,384,611
	Reno de Medici SpA	99,669	169,589
	Reply SpA	8,935	1,597,265
	Rizzoli Corriere Della Sera Mediagroup SpA	67,269	53,225
	Sabaf SpA	3,112	94,081
*	Safilo Group SpA	40,421	70,530
#*	Saipem SpA	580,719	1,332,303
	Salcef SpA	2,828	49,811
*	Saras SpA	545,503	400,866
*	Servizi Italia SpA	9,572	24,525
*	Sesa SpA	4,033	718,046
*	Societa Cattolica Di Assicurazione SpA	75,840	622,301
*	Sogefi SpA	54,517	88,387
	SOL SpA	22,545	494,848
	Tamburi Investment Partners SpA	68,503	670,035
	Technogym SpA	42,645	549,866
	Telecom Italia SpA	5,975,301	2,616,651
	Telecom Italia SpA	3,907,957	1,821,999
	Telecom Italia SpA, Sponsored ADR	15,814	68,949
	Tenaris SA	10,647	108,482
	Tenaris SA, ADR	49,274	1,007,161
	Terna SpA	110,241	874,916
	Tinexta S.p.A.	9,290	405,254
*	Tod's SpA	7,493	470,473
	TXT e-solutions SpA	2,676	25,377
	UniCredit SpA	476,352	5,697,816
	Unieuro SpA	9,160	256,731
	Unipol Gruppo SpA	341,821	1,816,586
	UnipolSai Assicurazioni SpA	240,343	667,263
#	Webuild SpA	112,949	307,614
	Zignago Vetro SpA	14,273	289,381
TOTAL ITALY			99,405,935
JAPAN — (22.8%)
	77 Bank, Ltd. (The)	56,300	597,252
#	A&D Co., Ltd.	22,300	201,556
	ABC-Mart, Inc.	1,400	77,191
	Abist Co., Ltd.	1,400	37,424
*	Access Co., Ltd.	15,700	127,671
	Achilles Corp.	12,300	153,340
	Acom Co., Ltd.	38,300	157,200
	AD Works Group Co., Ltd.	33,460	47,344
	Adastria Co., Ltd.	27,560	475,379
	ADEKA Corp.	88,600	1,788,821
	Ad-sol Nissin Corp.	5,100	97,009
	Adtec Plasma Technology Co., Ltd.	1,700	27,516
	Advan Group Co., Ltd.	13,700	112,213
*	Advanced Media, Inc.	4,300	27,801
#	Advanex, Inc.	1,400	16,199
	Advantest Corp.	7,600	670,935
	Aeon Co., Ltd.	53,619	1,467,274
	Aeon Delight Co., Ltd.	9,700	319,151
	Aeon Fantasy Co., Ltd.	5,700	100,415
	AEON Financial Service Co., Ltd.	89,300	1,100,169
	Aeon Hokkaido Corp.	12,300	116,096
	Aeon Mall Co., Ltd.	13,600	207,293
#	Aeria, Inc.	17,400	71,731

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AFC-HD AMS Life Science Co., Ltd.	8,000	$92,712
	AGC, Inc.	67,900	2,903,617
#	Agro-Kanesho Co., Ltd.	3,900	49,497
	Ahresty Corp.	18,500	81,772
	Ai Holdings Corp.	11,400	212,831
	Aica Kogyo Co., Ltd.	5,100	180,204
	Aichi Bank, Ltd. (The)	8,300	243,318
	Aichi Corp.	36,000	259,235
	Aichi Steel Corp.	10,800	286,451
	Aichi Tokei Denki Co., Ltd.	2,200	90,394
	Aida Engineering, Ltd.	43,000	397,634
	Aiful Corp.	186,500	586,182
	Ain Holdings, Inc.	11,700	716,214
	Aiphone Co., Ltd.	8,300	149,747
	Air Water, Inc.	120,200	1,796,893
	Airport Facilities Co., Ltd.	20,400	107,400
	Airtech Japan, Ltd.	7,800	92,909
	Aisan Industry Co., Ltd.	39,300	343,293
	Aisin Corp.	57,206	2,315,922
	AIT Corp.	1,200	12,223
	Aizawa Securities Co., Ltd.	26,400	251,422
	Ajinomoto Co., Inc.	29,700	756,664
	Ajis Co., Ltd.	2,000	64,039
	Akatsuki Corp.	17,800	61,826
	Akatsuki, Inc.	6,500	194,288
*	Akebono Brake Industry Co., Ltd.	84,900	132,170
	Akita Bank, Ltd. (The)	16,600	211,292
	Albis Co., Ltd.	5,800	123,253
	Alconix Corp.	21,900	291,065
	Alfresa Holdings Corp.	99,200	1,510,804
	Alinco, Inc.	12,100	110,390
	Alleanza Holdings Co., Ltd.	5,500	66,514
*	Allied Telesis Holdings K.K.	28,800	29,523
	Alpen Co., Ltd.	15,500	435,713
	Alpha Corp.	5,800	61,395
	Alpha Systems, Inc.	1,280	46,893
	Alps Alpine Co., Ltd.	170,248	1,772,093
	Alps Logistics Co., Ltd.	9,000	80,202
	Altech Corp.	9,020	167,387
	Amada Co., Ltd.	184,800	1,899,398
	Amano Corp.	11,600	286,019
	Amiyaki Tei Co., Ltd.	3,600	95,049
	Amuse, Inc.	7,200	147,078
	Amvis Holdings, Inc.	600	33,113
	Anabuki Kosan, Inc.	5,300	97,566
	Anest Iwata Corp.	21,700	209,277
	Anicom Holdings, Inc.	36,500	288,045
	Anritsu Corp.	38,400	671,141
	AOI Electronics Co., Ltd.	3,700	77,840
	AOKI Holdings, Inc.	49,178	294,264
	Aoki Super Co., Ltd.	1,800	51,549
	Aomori Bank, Ltd. (The)	17,800	322,391
*	Aoyama Trading Co., Ltd.	38,600	246,743
	Aoyama Zaisan Networks Co., Ltd.	10,600	152,023
	Aozora Bank, Ltd.	71,000	1,598,065
	Apaman Co., Ltd.	5,900	30,997
	Arakawa Chemical Industries, Ltd.	14,800	160,819
	Arata Corp.	13,100	511,265
	Araya Industrial Co., Ltd.	3,200	43,833

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Arcland Sakamoto Co., Ltd.	3,900	$53,795
	Arcland Service Holdings Co., Ltd.	11,500	237,525
	Arcs Co., Ltd.	43,089	877,595
	Ardepro Co., Ltd.	57,700	39,065
	Arealink Co., Ltd.	11,000	159,164
	Argo Graphics, Inc.	9,000	282,867
	Arisawa Manufacturing Co., Ltd.	32,700	266,881
	ARTERIA Networks Corp.	3,500	58,454
#	Artiza Networks, Inc.	2,800	34,194
	Artnature, Inc.	16,800	104,131
*	Aruhi Corp.	28,800	364,353
	As One Corp.	600	81,518
	Asahi Broadcasting Group Holdings Corp.	8,100	52,124
	Asahi Co., Ltd.	18,200	220,044
	Asahi Diamond Industrial Co., Ltd.	63,100	310,398
	Asahi Group Holdings, Ltd.	22,200	998,879
	Asahi Holdings, Inc.	46,000	909,679
	Asahi Intecc Co., Ltd.	26,800	726,202
	Asahi Kasei Corp.	350,600	3,823,264
	Asahi Kogyosha Co., Ltd.	3,900	115,527
	Asahi Net, Inc.	4,500	28,046
	Asahi Yukizai Corp.	12,400	151,897
	Asante, Inc.	2,500	39,519
	Asanuma Corp.	8,000	344,237
	Asax Co., Ltd.	1,800	11,337
#	Ascentech KK	1,400	14,625
*	Ashimori Industry Co., Ltd.	4,300	45,259
	Asia Pile Holdings Corp.	31,700	139,180
	ASKA Pharmaceutical Holdings Co., Ltd.	24,000	215,139
	ASKUL Corp.	20,600	310,957
	Astellas Pharma, Inc.	48,700	775,663
	Astena Holdings Co., Ltd.	28,400	144,531
	Asti Corp.	4,000	100,010
	Ateam, Inc.	2,600	34,834
	Atom Corp.	42,900	304,069
*	Atsugi Co., Ltd.	19,900	115,644
*	Aucfan Co., Ltd.	4,200	46,864
	Aucnet, Inc.	8,400	122,120
	Autobacs Seven Co., Ltd.	53,800	791,424
#	Aval Data Corp.	600	20,440
#	Avant Corp.	7,900	118,430
	Avantia Co., Ltd.	8,800	73,786
	Avex, Inc.	20,500	291,538
	Awa Bank, Ltd. (The)	35,700	646,164
	Axell Corp.	9,300	72,700
	Axial Retailing, Inc.	14,000	485,760
	Azbil Corp.	4,400	171,592
	Bandai Namco Holdings, Inc.	10,600	685,864
	Bando Chemical Industries, Ltd.	30,100	251,272
	Bank of Iwate, Ltd. (The)	16,200	246,955
	Bank of Kochi, Ltd. (The)	5,900	43,033
	Bank of Kyoto, Ltd. (The)	32,200	1,386,672
	Bank of Nagoya, Ltd. (The)	11,500	259,491
	Bank of Okinawa, Ltd. (The)	21,300	480,427
	Bank of Saga, Ltd. (The)	14,600	182,774
	Bank of the Ryukyus, Ltd.	46,500	307,045
#	Bank of Toyama, Ltd. (The)	2,200	41,234
	Baroque Japan, Ltd.	7,800	62,759
	BayCurrent Consulting, Inc.	3,200	1,274,338

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Beenos, Inc.	9,400	$280,896
	Belc Co., Ltd.	6,900	338,344
	Bell System24 Holdings, Inc.	23,900	367,026
	Belluna Co., Ltd.	58,400	496,018
	Benefit One, Inc.	16,200	533,448
	Benesse Holdings, Inc.	16,000	368,175
	BeNext-Yumeshin Group Co.	44,016	547,841
*	Bengo4.com, Inc.	2,500	188,754
#	Bic Camera, Inc.	28,500	294,559
	B-Lot Co., Ltd.	1,400	7,341
	BML, Inc.	13,300	459,351
#	Bookoff Group Holdings, Ltd.	2,900	25,734
	Bourbon Corp.	4,500	105,309
	BP Castrol K.K.	5,300	65,384
#	Br Holdings Corp.	12,700	54,067
*	BrainPad, Inc.	3,200	130,130
	Bridgestone Corp.	40,500	1,784,222
	Broadband Tower, Inc.	34,100	67,538
	Broadleaf Co., Ltd.	67,700	312,055
#*	Broadmedia Corp.	119,000	92,358
	Broccoli Co., Ltd.	2,300	31,352
	Brother Industries, Ltd.	104,100	2,118,531
	Bunka Shutter Co., Ltd.	59,800	643,509
	Business Brain Showa-Ota, Inc.	800	13,773
	Business Engineering Corp.	400	11,922
	C Uyemura & Co., Ltd.	5,200	218,006
	CAC Holdings Corp.	10,900	140,784
	Calbee, Inc.	32,900	755,856
	Can Do Co., Ltd.	6,100	105,569
	Canon Electronics, Inc.	17,900	261,744
	Canon Marketing Japan, Inc.	23,000	515,182
#	Canon, Inc., Sponsored ADR	24,859	573,746
	Canon, Inc.	24,900	573,399
	Capcom Co., Ltd.	20,400	560,915
	Carenet, Inc.	1,100	71,319
	Carlit Holdings Co., Ltd.	8,300	56,197
	Carta Holdings, Inc.	4,600	76,548
#	Casa, Inc.	7,200	61,693
	Casio Computer Co., Ltd.	17,200	280,343
	Cawachi, Ltd.	16,400	331,569
	Central Automotive Products, Ltd.	8,800	268,544
	Central Glass Co., Ltd.	38,100	770,263
	Central Security Patrols Co., Ltd.	10,600	289,249
	Central Sports Co., Ltd.	5,400	117,449
	Charm Care Corp. KK	13,500	136,157
#*	Chatwork Co., Ltd.	4,300	39,694
	Chiba Bank, Ltd. (The)	180,800	1,028,513
	Chiba Kogyo Bank, Ltd. (The)	46,300	107,893
	Chilled & Frozen Logistics Holdings Co., Ltd.	13,400	202,148
	Chino Corp.	5,900	81,927
	Chiyoda Co., Ltd.	21,100	167,689
	Chiyoda Integre Co., Ltd.	8,800	143,400
	Chodai Co., Ltd.	5,600	98,187
	Chofu Seisakusho Co., Ltd.	16,400	298,358
	Chori Co., Ltd.	10,800	185,762
	Chubu Shiryo Co., Ltd.	20,800	217,300
	Chudenko Corp.	31,800	667,490
*	Chuetsu Pulp & Paper Co., Ltd.	21,189	246,582
#	Chugai Ro Co., Ltd.	5,500	98,916

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chugoku Bank, Ltd. (The)	110,700	$880,295
	Chugoku Electric Power Co., Inc. (The)	15,900	143,728
	Chugoku Marine Paints, Ltd.	39,000	322,909
	Chukyo Bank, Ltd. (The)	9,100	116,265
	Chuo Spring Co., Ltd.	10,900	119,186
	Chuo Warehouse Co., Ltd.	1,100	9,966
	CI Takiron Corp.	46,300	253,462
	Citizen Watch Co., Ltd.	262,300	1,026,073
	CK-San-Etsu Co., Ltd.	3,400	90,327
	Cleanup Corp.	21,000	103,874
	CMIC Holdings Co., Ltd.	10,300	134,214
*	CMK Corp.	53,000	203,967
	Coca-Cola Bottlers Japan Holdings, Inc.	68,204	1,113,035
#	cocokara fine, Inc.	5,800	433,009
	COLOPL, Inc.	25,000	182,039
	Colowide Co., Ltd.	3,400	61,458
#	Computer Engineering & Consulting, Ltd.	23,000	335,684
	Computer Institute of Japan, Ltd.	8,700	67,355
	COMSYS Holdings Corp.	15,159	421,307
	Comture Corp.	9,700	208,778
	Concordia Financial Group, Ltd.	377,738	1,352,221
	CONEXIO Corp.	12,800	186,899
*	COOKPAD, Inc.	44,700	98,224
	Core Corp.	900	12,424
	Corona Corp., Class A	16,800	139,495
	Cosel Co., Ltd.	23,300	216,871
	Cosmo Energy Holdings Co., Ltd.	57,800	1,344,270
	Cosmos Initia Co., Ltd.	11,300	45,274
	Cosmos Pharmaceutical Corp.	2,000	339,505
	Cota Co., Ltd.	7,377	97,631
#	CRE, Inc.	6,400	88,380
	Create Medic Co., Ltd.	6,400	56,071
*	Create Restaurants Holdings, Inc.	42,800	362,385
	Create SD Holdings Co., Ltd.	13,500	453,132
	Credit Saison Co., Ltd.	141,900	1,692,602
	Creek & River Co., Ltd.	5,400	88,130
	Cresco, Ltd.	9,900	177,210
	CTI Engineering Co., Ltd.	13,000	277,363
	CTS Co., Ltd.	11,600	86,114
	Cube System, Inc.	1,000	9,118
	Curves Holdings Co., Ltd.	10,300	76,779
	CyberAgent, Inc.	29,600	532,754
#	Cyberlinks Co., Ltd.	4,400	60,332
	Cybernet Systems Co., Ltd.	12,900	79,777
*	Cyberstep, Inc.	4,600	27,079
	Cybozu, Inc.	9,800	214,424
	Dai Nippon Printing Co., Ltd.	54,000	1,272,528
	Dai Nippon Toryo Co., Ltd.	21,400	164,998
	Daibiru Corp.	4,300	54,935
	Daicel Corp.	137,300	1,140,297
	Dai-Dan Co., Ltd.	10,400	250,366
	Daido Kogyo Co., Ltd.	8,100	81,146
	Daido Metal Co., Ltd.	54,800	302,591
	Daido Steel Co., Ltd.	24,000	1,132,978
*	Daidoh, Ltd.	21,700	34,424
	Daifuku Co., Ltd.	5,000	448,046
	Daihatsu Diesel Manufacturing Co., Ltd.	15,500	68,670
	Daihen Corp.	11,900	533,690
#	Daiho Corp.	16,900	655,849

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai-Ichi Cutter Kogyo K.K.	5,900	$74,330
	Daiichi Jitsugyo Co., Ltd.	8,900	378,442
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,200	291,071
	Dai-ichi Life Holdings, Inc.	64,600	1,188,965
	Daiichi Sankyo Co., Ltd.	24,500	485,205
	Daiichikosho Co., Ltd.	20,500	718,026
	Daiken Corp.	14,800	299,707
	Daiken Medical Co., Ltd.	6,000	29,285
	Daiki Aluminium Industry Co., Ltd.	34,000	376,591
	Daikin Industries, Ltd.	9,100	1,900,377
	Daikoku Denki Co., Ltd.	6,700	55,206
#	Daikokutenbussan Co., Ltd.	5,400	311,534
	Daikyonishikawa Corp.	38,800	250,165
	Dainichi Co., Ltd.	13,600	94,146
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	11,300	238,376
	Daio Paper Corp.	49,000	844,603
	Daiseki Co., Ltd.	9,500	439,710
	Daiseki Eco. Solution Co., Ltd.	4,600	53,979
	Daishi Hokuetsu Financial Group, Inc.	38,500	851,032
	Daishinku Corp.	8,000	260,115
	Daisue Construction Co., Ltd.	7,600	69,325
*	Daisyo Corp.	4,000	36,747
	Daito Bank, Ltd. (The)	5,000	27,982
#	Daito Chemix Corp.	1,300	13,667
	Daito Pharmaceutical Co., Ltd.	11,760	356,925
	Daito Trust Construction Co., Ltd.	5,300	622,696
	Daitron Co., Ltd.	8,400	149,133
	Daiwa House Industry Co., Ltd.	78,300	2,400,694
	Daiwa Industries, Ltd.	22,900	238,948
	Daiwa Securities Group, Inc.	337,547	1,774,938
	Daiwabo Holdings Co., Ltd.	95,000	1,917,688
	DCM Holdings Co., Ltd.	124,400	1,226,052
	Dear Life Co., Ltd.	13,100	56,321
	Delica Foods Holdings Co., Ltd.	4,800	28,605
	DeNA Co., Ltd.	67,600	1,272,903
	Denka Co., Ltd.	72,100	2,495,239
	Densan System Holdings Co., Ltd.	6,000	158,198
	Denso Corp.	17,500	1,202,270
	Dentsu Group, Inc.	17,200	597,768
	Denyo Co., Ltd.	18,200	331,810
	Dexerials Corp.	55,600	1,281,919
	DIC Corp.	71,000	1,918,705
	Digital Arts, Inc.	6,600	453,262
	Digital Garage, Inc.	6,800	282,266
	Digital Hearts Holdings Co., Ltd.	7,100	98,219
	Digital Holdings, Inc.	4,700	91,360
#	Digital Information Technologies Corp.	3,400	58,890
	Dip Corp.	14,800	432,842
	Disco Corp.	300	85,667
	DKK Co., Ltd.	9,700	200,524
	DKK-Toa Corp.	1,800	13,569
	DKS Co., Ltd.	8,600	264,690
	DMG Mori Co., Ltd.	70,500	1,101,581
	Doshisha Co., Ltd.	22,000	346,372
	Double Standard, Inc.	1,300	60,084
	Doutor Nichires Holdings Co., Ltd.	24,800	377,976
	Dowa Holdings Co., Ltd.	47,000	1,826,355
*	Dream Incubator, Inc.	8,500	69,092
	DTS Corp.	28,600	690,331

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Duskin Co., Ltd.	31,000	$715,903
	Dvx, Inc.	4,600	41,492
	DyDo Group Holdings, Inc.	9,200	446,607
#	Dynic Corp.	4,600	30,005
	Eagle Industry Co., Ltd.	24,100	284,945
	Earth Corp.	7,900	467,848
	Ebara Corp.	57,100	2,824,452
	Ebara Foods Industry, Inc.	5,100	123,544
	Ebara Jitsugyo Co., Ltd.	10,600	276,243
	Ebase Co., Ltd.	2,500	18,511
	Eco's Co., Ltd.	8,100	138,097
	EDION Corp.	79,600	822,952
	Edulab, Inc.	600	25,014
#	EF-ON, Inc.	12,700	144,219
	eGuarantee, Inc.	11,400	244,123
	E-Guardian, Inc.	4,100	103,919
	Ehime Bank, Ltd. (The)	30,800	211,368
	Eidai Co., Ltd.	18,000	49,223
	Eiken Chemical Co., Ltd.	8,600	179,285
	Eisai Co., Ltd.	4,500	370,137
	Eizo Corp.	15,200	641,031
#	EJ Holdings, Inc.	9,400	112,300
	Elan Corp.	17,400	189,245
	Elecom Co., Ltd.	23,800	419,025
	Electric Power Development Co., Ltd.	6,100	89,303
	Elematec Corp.	17,148	178,785
	Endo Lighting Corp.	16,000	106,870
	ENEOS Holdings, Inc.	540,570	2,270,715
	Enigmo, Inc.	11,800	154,339
	en-japan, Inc.	16,500	576,191
	Enomoto Co., Ltd.	5,700	89,700
	Enplas Corp.	9,700	294,227
	Enshu, Ltd.	3,100	23,599
	Entrust, Inc.	5,600	33,954
	eRex Co., Ltd.	8,000	225,712
	ES-Con Japan, Ltd.	16,700	116,614
*	Escrow Agent Japan, Inc.	4,800	9,572
	Eslead Corp.	5,900	86,907
	ESPEC Corp.	15,200	319,265
	Exedy Corp.	25,900	392,217
#	Ezaki Glico Co., Ltd.	13,400	500,612
	F&M Co., Ltd.	3,000	36,553
	Faith, Inc.	6,900	44,477
	FALCO HOLDINGS Co., Ltd.	7,700	121,056
	FAN Communications, Inc.	35,000	128,106
	Fancl Corp.	6,000	190,721
	FANUC Corp.	3,000	671,903
	FCC Co., Ltd.	34,200	490,296
#*	FDK Corp.	3,900	44,673
	Feed One Co., Ltd.	29,788	200,851
	Felissimo Corp.	1,200	16,258
	Fenwal Controls of Japan, Ltd.	3,400	48,135
	Ferrotec Holdings Corp.	50,800	1,349,095
*	FFRI Security, Inc.	1,700	26,880
#	Fibergate, Inc.	5,700	70,059
	FIDEA Holdings Co., Ltd.	150,200	166,080
	Fields Corp.	10,400	50,641
	FINDEX, Inc.	6,400	63,317
*	First Baking Co., Ltd.	400	3,199

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama, Ltd. (The)	39,200	$96,994
	First Brothers Co., Ltd.	4,800	43,679
	First Juken Co., Ltd.	7,900	83,422
	Fixstars Corp.	13,800	99,157
	FJ Next Co., Ltd.	21,800	204,752
	Focus Systems Corp.	1,300	11,792
	Food & Life Cos., Ltd.	6,800	277,064
	Foster Electric Co., Ltd.	23,800	196,926
	FP Corp.	18,400	708,338
	France Bed Holdings Co., Ltd.	28,200	235,421
#	Freebit Co., Ltd.	8,100	57,618
	Freund Corp.	5,300	40,750
	F-Tech, Inc.	13,600	93,001
	FTGroup Co., Ltd.	6,300	75,372
	Fudo Tetra Corp.	20,100	340,277
	Fuji Co., Ltd.	19,500	346,832
	Fuji Corp.	32,100	755,394
	Fuji Corp.	9,000	100,215
	Fuji Corp., Ltd.	24,700	144,730
	Fuji Die Co., Ltd.	7,300	45,314
	Fuji Electric Co., Ltd.	32,100	1,404,804
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,400	33,175
	Fuji Media Holdings, Inc.	30,200	327,637
	Fuji Oil Co., Ltd.	31,400	70,082
	Fuji Oil Holdings, Inc.	31,600	715,312
	Fuji Pharma Co., Ltd.	12,500	128,603
	Fuji Seal International, Inc.	41,600	845,025
	Fuji Soft, Inc.	6,200	313,275
	Fujibo Holdings, Inc.	10,000	364,303
	Fujicco Co., Ltd.	19,900	349,007
	FUJIFILM Holdings Corp.	11,600	832,449
	Fujikura Composites, Inc.	14,600	66,290
	Fujikura Kasei Co., Ltd.	21,300	96,838
*	Fujikura, Ltd.	285,900	1,463,427
	Fujimori Kogyo Co., Ltd.	15,100	570,499
	Fujisash Co., Ltd.	77,900	54,820
	Fujishoji Co., Ltd.	4,500	37,246
#*	Fujita Kanko, Inc.	7,400	154,961
	Fujitec Co., Ltd.	28,700	637,624
	Fujitsu General, Ltd.	11,300	291,500
	Fujitsu, Ltd.	7,500	1,275,978
	Fujiya Co., Ltd.	10,100	208,639
	FuKoKu Co., Ltd.	9,000	83,743
	Fukuda Corp.	5,300	239,863
	Fukuda Denshi Co., Ltd.	4,700	428,661
	Fukui Bank, Ltd. (The)	18,300	240,370
	Fukui Computer Holdings, Inc.	6,100	224,908
	Fukuoka Financial Group, Inc.	101,408	1,709,243
*	Fukushima Bank, Ltd. (The)	9,100	19,536
	Fukushima Galilei Co., Ltd.	6,000	247,491
	Fukuyama Transporting Co., Ltd.	22,823	856,988
	FULLCAST Holdings Co., Ltd.	10,900	224,598
	Funai Soken Holdings, Inc.	17,460	401,267
#	Furukawa Battery Co., Ltd. (The)	10,900	163,267
	Furukawa Co., Ltd.	30,000	351,394
	Furukawa Electric Co., Ltd.	67,600	1,740,711
	Furuno Electric Co., Ltd.	24,800	244,737
	Furusato Industries, Ltd.	8,000	144,881
	Furyu Corp.	18,000	232,556

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuso Chemical Co., Ltd.	14,000	$504,673
	Fuso Pharmaceutical Industries, Ltd.	6,500	138,637
	Futaba Corp.	33,600	245,288
	Futaba Industrial Co., Ltd.	73,500	381,955
	Future Corp.	11,700	196,392
	Fuyo General Lease Co., Ltd.	23,500	1,535,511
	G-7 Holdings, Inc.	9,000	300,169
	Gakken Holdings Co., Ltd.	19,800	232,643
	Gakkyusha Co., Ltd.	3,300	40,571
	Gakujo Co., Ltd.	700	7,356
	GCA Corp.	28,200	268,295
	Gecoss Corp.	13,700	110,277
	Genki Sushi Co., Ltd.	4,100	94,286
	Genky DrugStores Co., Ltd.	8,400	310,291
	Geo Holdings Corp.	43,100	481,557
	Geostr Corp.	4,100	13,017
#	Gig Works, Inc.	2,700	17,443
	Giken, Ltd.	4,000	164,112
	GL Sciences, Inc.	7,000	168,959
	GLOBERIDE, Inc.	8,000	387,675
	Glory, Ltd.	47,500	1,020,641
	Glosel Co., Ltd.	15,700	63,347
#	GMO Financial Holdings, Inc.	17,500	132,688
	GMO GlobalSign Holdings K.K.	3,300	127,454
	GMO internet, Inc.	16,400	432,439
	GMO Payment Gateway, Inc.	5,600	719,865
#*	GNI Group, Ltd.	2,400	34,838
	Godo Steel, Ltd.	10,300	144,431
	Goldcrest Co., Ltd.	19,090	282,603
	Goldwin, Inc.	3,400	212,557
	Golf Digest Online, Inc.	3,400	51,275
	Good Com Asset Co., Ltd.	7,400	100,518
	Grace Technology, Inc.	11,800	148,604
	Grandy House Corp.	13,500	53,564
	Gree, Inc.	96,600	532,590
	GS Yuasa Corp.	37,500	963,409
#	GSI Creos Corp.	9,200	81,848
	G-Tekt Corp.	25,000	354,823
#	Gumi, Inc.	18,400	135,081
	Gun-Ei Chemical Industry Co., Ltd.	4,600	103,357
	GungHo Online Entertainment, Inc.	37,670	697,927
	Gunma Bank, Ltd. (The)	330,200	1,055,123
	Gunze, Ltd.	15,300	662,491
	H.U. Group Holdings, Inc.	43,700	1,134,465
	H2O Retailing Corp.	86,899	657,997
	HABA Laboratories, Inc.	1,100	38,327
	Hachijuni Bank, Ltd. (The)	284,800	921,394
	Hagihara Industries, Inc.	11,500	149,808
	Hagiwara Electric Holdings Co., Ltd.	7,600	158,657
	Hakudo Co., Ltd.	5,700	115,358
	Hakuhodo DY Holdings, Inc.	22,400	340,716
	Hakuto Co., Ltd.	12,500	173,796
	Halows Co., Ltd.	8,300	214,786
	Hamakyorex Co., Ltd.	16,400	474,145
	Hamamatsu Photonics KK	1,200	66,721
	Handsman Co., Ltd.	4,200	59,400
	Hankyu Hanshin Holdings, Inc.	39,852	1,178,454
	Hanwa Co., Ltd.	37,600	1,112,583
	Happinet Corp.	19,600	259,911

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Harada Industry Co., Ltd.	3,300	$27,395
	Hard Off Corp. Co., Ltd.	8,200	57,573
	Harima Chemicals Group, Inc.	12,200	100,845
	Haruyama Holdings, Inc.	3,900	22,414
	Haseko Corp.	176,600	2,389,802
	Hayashikane Sangyo Co., Ltd.	5,400	28,966
	Hazama Ando Corp.	147,450	1,121,744
	Heian Ceremony Service Co., Ltd.	1,300	10,630
	Heiwa Corp.	44,600	780,189
	Heiwa Real Estate Co., Ltd.	15,000	541,318
	Heiwado Co., Ltd.	31,500	600,086
	Helios Techno Holding Co., Ltd.	5,700	17,834
	Hibiya Engineering, Ltd.	16,700	285,774
	Hikari Tsushin, Inc.	1,700	294,322
	HI-LEX Corp.	18,100	274,923
	Hino Motors, Ltd.	134,400	1,178,243
	Hinokiya Group Co., Ltd.	1,300	29,242
	Hioki EE Corp.	5,000	348,740
	Hirakawa Hewtech Corp.	8,800	95,508
	Hirano Tecseed Co., Ltd.	7,700	184,562
	Hirata Corp.	5,100	287,101
	Hirogin Holdings, Inc.	241,100	1,297,347
	Hirose Electric Co., Ltd.	1,200	179,768
	Hiroshima Gas Co., Ltd.	16,700	56,456
	Hisaka Works, Ltd.	21,000	155,718
	Hisamitsu Pharmaceutical Co., Inc.	10,900	477,424
	Hitachi Construction Machinery Co., Ltd.	19,800	559,458
*	Hitachi Metals, Ltd.	5,310	103,699
	Hitachi Transport System, Ltd.	25,100	1,006,009
	Hitachi Zosen Corp.	190,240	1,374,488
	Hitachi, Ltd.	42,000	2,415,806
	Hitachi, Ltd., ADR	303	33,930
	Hito Communications Holdings, Inc.	3,700	70,945
	Hochiki Corp.	13,400	137,987
	Hodogaya Chemical Co., Ltd.	8,100	303,609
	Hogy Medical Co., Ltd.	22,800	717,004
	Hokkaido Electric Power Co., Inc.	48,100	215,961
	Hokkaido Gas Co., Ltd.	2,400	34,126
	Hokkan Holdings, Ltd.	6,900	88,745
	Hokko Chemical Industry Co., Ltd.	15,900	155,003
	Hokkoku Bank, Ltd. (The)	20,900	388,947
	Hokuetsu Corp.	109,000	607,434
	Hokuetsu Industries Co., Ltd.	17,000	170,183
	Hokuhoku Financial Group, Inc.	118,300	854,331
	Hokuriku Electric Industry Co., Ltd.	6,200	63,217
	Hokuriku Electric Power Co.	44,700	233,293
#	Hokuriku Electrical Construction Co., Ltd.	11,000	129,659
	Hokuto Corp.	22,600	396,472
#	Holon Co., Ltd.	800	21,058
	Honda Motor Co., Ltd., Sponsored ADR	23,840	765,264
	Honda Motor Co., Ltd.	128,435	4,125,058
	Honda Tsushin Kogyo Co., Ltd.	6,400	28,679
	H-One Co., Ltd.	19,000	128,444
	Honeys Holdings Co., Ltd.	16,670	173,006
	Hoosiers Holdings	29,600	195,373
	Horiba, Ltd.	11,400	783,528
	Hoshizaki Corp.	1,100	92,370
	Hosiden Corp.	58,000	532,093
	Hosokawa Micron Corp.	5,800	329,754

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Hotland Co., Ltd.	1,100	$12,940
#*	House Do Co., Ltd.	7,500	67,968
	House Foods Group, Inc.	15,600	485,615
	Howa Machinery, Ltd.	12,800	94,466
	Hulic Co., Ltd.	38,667	439,904
*	Hurxley Corp.	2,400	22,150
	Hyakugo Bank, Ltd. (The)	219,700	613,425
	Hyakujushi Bank, Ltd. (The)	24,500	338,190
	Ibiden Co., Ltd.	11,200	593,322
	IBJ, Inc.	1,500	14,806
	Ichibanya Co., Ltd.	5,234	232,398
	Ichigo, Inc.	252,100	756,900
	Ichiken Co., Ltd.	6,100	107,239
	Ichikoh Industries, Ltd.	36,800	247,032
	Ichinen Holdings Co., Ltd.	25,400	287,784
	Ichiyoshi Securities Co., Ltd.	45,800	252,072
	Icom, Inc.	11,100	242,490
	ID Holdings Corp.	1,500	12,784
#	IDEA Consultants, Inc.	3,900	65,384
	Idec Corp.	28,400	567,659
	Idemitsu Kosan Co., Ltd.	40,826	961,038
	IDOM, Inc.	67,000	613,672
*	IHI Corp.	135,600	3,136,431
	Iida Group Holdings Co., Ltd.	33,120	799,209
	Iino Kaiun Kaisha, Ltd.	108,000	447,814
	IJTT Co., Ltd.	17,000	109,058
	Ikegami Tsushinki Co., Ltd.	5,800	43,222
	I'll, Inc.	900	11,789
*	Imagica Group, Inc.	19,800	80,437
#	Imasen Electric Industrial	14,000	89,318
#	i-mobile Co., Ltd.	3,300	41,617
	Imuraya Group Co., Ltd.	5,900	123,447
	Inaba Denki Sangyo Co., Ltd.	33,900	827,274
#	Inaba Seisakusho Co., Ltd.	7,400	97,632
	Inabata & Co., Ltd.	48,600	756,307
#	Inageya Co., Ltd.	16,200	213,433
	Ines Corp.	20,800	258,141
	I-Net Corp.	10,100	130,792
	Infocom Corp.	12,900	306,591
	Infomart Corp.	54,600	450,511
	Information Services International-Dentsu, Ltd.	17,000	672,768
	Innotech Corp.	12,900	158,098
	Inpex Corp.	413,400	2,932,064
	Insource Co., Ltd.	12,000	217,558
	Intage Holdings, Inc.	27,500	385,321
	Intelligent Wave, Inc.	2,400	12,846
	Inter Action Corp.	7,600	168,323
	Internet Initiative Japan, Inc.	35,200	1,117,694
	Inui Global Logistics Co., Ltd.	5,895	68,258
	I-O Data Device, Inc.	6,200	56,987
	I-PEX, Inc.	8,500	191,741
	IR Japan Holdings, Ltd.	2,800	346,488
	Iriso Electronics Co., Ltd.	6,100	291,445
#	I'rom Group Co., Ltd.	2,900	50,443
	ISB Corp.	6,700	89,727
	Ise Chemicals Corp.	1,000	31,373
*	Iseki & Co., Ltd.	14,900	202,742
	Isetan Mitsukoshi Holdings, Ltd.	186,500	1,262,882
	Ishihara Chemical Co., Ltd.	4,800	98,636

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha, Ltd.	34,900	$357,066
	Ishii Iron Works Co., Ltd.	1,900	51,951
*	Ishizuka Glass Co., Ltd.	1,800	32,844
	Isolite Insulating Products Co., Ltd.	13,200	82,097
	Isuzu Motors, Ltd.	202,800	2,705,288
	Itfor, Inc.	19,000	127,209
	ITmedia, Inc.	3,700	69,267
	Ito En, Ltd.	6,600	389,426
#	ITOCHU Corp.	72,400	2,142,985
	Itochu Enex Co., Ltd.	66,100	606,227
	Itochu Techno-Solutions Corp.	6,000	184,054
	Itochu-Shokuhin Co., Ltd.	5,200	245,087
	Itoham Yonekyu Holdings, Inc.	143,078	951,706
	Itoki Corp.	33,553	111,592
*	Itokuro, Inc.	2,500	23,577
	IwaiCosmo Holdings, Inc.	23,100	294,575
	Iwaki Co., Ltd.	9,600	79,829
	Iwasaki Electric Co., Ltd.	6,400	120,254
	Iwatani Corp.	29,900	1,717,725
	Iwatsu Electric Co., Ltd.	6,100	52,802
	Iwatsuka Confectionery Co., Ltd.	1,100	39,919
	Iyo Bank, Ltd. (The)	200,682	990,222
	Izumi Co., Ltd.	24,100	824,928
	J Front Retailing Co., Ltd.	144,700	1,219,327
*	J Trust Co., Ltd.	53,900	180,241
	JAC Recruitment Co., Ltd.	13,700	219,326
	Jaccs Co., Ltd.	23,600	548,839
	Jafco Group Co., Ltd.	28,700	1,639,482
#*	Jalux, Inc.	5,400	82,390
*	Jamco Corp.	10,200	98,533
#	Janome Sewing Machine Co., Ltd.	25,300	177,148
*	Japan Airlines Co., Ltd.	59,300	1,236,251
*	Japan Airport Terminal Co., Ltd.	5,600	241,998
	Japan Asia Group, Ltd.	16,900	149,561
*	Japan Asia Investment Co., Ltd.	16,300	51,873
	Japan Aviation Electronics Industry, Ltd.	47,200	751,556
	Japan Best Rescue System Co., Ltd.	12,500	117,676
*	Japan Cash Machine Co., Ltd.	19,300	98,721
*	Japan Display, Inc.	579,700	185,493
#	Japan Electronic Materials Corp.	7,300	119,083
	Japan Elevator Service Holdings Co., Ltd.	18,200	419,513
	Japan Exchange Group, Inc.	40,300	916,624
	Japan Foundation Engineering Co., Ltd.	16,100	89,367
	Japan Investment Adviser Co., Ltd.	6,100	82,396
	Japan Lifeline Co., Ltd.	29,900	376,386
	Japan Material Co., Ltd.	27,000	322,752
	Japan Medical Dynamic Marketing, Inc.	11,600	256,665
	Japan Oil Transportation Co., Ltd.	2,900	68,929
	Japan Petroleum Exploration Co., Ltd.	4,400	73,114
	Japan Post Holdings Co., Ltd.	150,800	1,280,056
	Japan Post Insurance Co., Ltd.	20,600	365,208
	Japan Property Management Center Co., Ltd.	8,100	95,054
	Japan Pulp & Paper Co., Ltd.	13,500	453,460
	Japan Securities Finance Co., Ltd.	94,200	703,730
	Japan Steel Works, Ltd. (The)	60,000	1,475,990
	Japan Tobacco, Inc.	66,200	1,293,567
	Japan Transcity Corp.	33,400	174,489
	Japan Wool Textile Co., Ltd. (The)	52,200	469,496
#	Jastec Co., Ltd.	6,100	67,803

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JBCC Holdings, Inc.	15,100	$200,873
	JCR Pharmaceuticals Co., Ltd.	3,900	110,030
	JCU Corp.	18,600	683,318
	JDC Corp.	16,300	86,040
	Jeol, Ltd.	10,500	682,807
	JFE Holdings, Inc.	76,060	924,870
	JFE Systems, Inc.	700	11,082
	JGC Holdings Corp.	83,700	753,524
*	JIG-SAW, Inc.	1,400	109,664
#	Jimoto Holdings, Inc.	20,190	117,480
	JINS Holdings, Inc.	6,400	419,130
#	JK Holdings Co., Ltd.	14,300	105,557
#	JM Holdings Co., Ltd.	11,000	210,330
	JMS Co., Ltd.	16,700	124,571
*	Joban Kosan Co., Ltd.	5,400	70,732
	J-Oil Mills, Inc.	21,400	361,525
	Joshin Denki Co., Ltd.	17,100	424,695
	Joyful Honda Co., Ltd.	8,700	109,819
#	JP-Holdings, Inc.	22,600	56,295
	JSB Co., Ltd.	600	21,285
	JSP Corp.	17,400	256,321
	JSR Corp.	3,100	103,912
	J-Stream, Inc.	1,100	30,131
	JTEKT Corp.	151,300	1,437,515
#*	JTOWER, Inc.	1,300	86,400
	Juki Corp.	24,600	181,876
	Juroku Bank, Ltd. (The)	31,100	549,638
	Justsystems Corp.	3,700	214,960
	JVCKenwood Corp.	176,870	381,214
#	K&O Energy Group, Inc.	14,800	176,079
	Kadokawa Corp.	17,077	666,818
	Kadoya Sesame Mills, Inc.	300	10,946
	Kaga Electronics Co., Ltd.	18,700	487,966
	Kagome Co., Ltd.	11,200	287,620
	Kajima Corp.	183,621	2,363,721
	Kakaku.com, Inc.	8,800	240,145
	Kaken Pharmaceutical Co., Ltd.	14,900	659,521
	Kakiyasu Honten Co., Ltd.	5,200	119,843
	Kameda Seika Co., Ltd.	8,100	334,414
	Kamei Corp.	18,600	193,916
	Kamigumi Co., Ltd.	66,400	1,401,223
	Kanaden Corp.	16,600	158,486
	Kanagawa Chuo Kotsu Co., Ltd.	5,000	154,663
	Kanamic Network Co., Ltd.	14,700	81,507
	Kanamoto Co., Ltd.	36,500	853,230
	Kandenko Co., Ltd.	96,400	808,628
	Kaneka Corp.	50,000	1,979,861
	Kaneko Seeds Co., Ltd.	3,900	50,743
	Kanematsu Corp.	80,300	1,110,997
	Kanematsu Electronics, Ltd.	8,300	272,747
	Kanemi Co., Ltd.	500	13,726
	Kansai Paint Co., Ltd.	7,300	179,284
	Kansai Super Market, Ltd.	11,100	119,583
	Kanto Denka Kogyo Co., Ltd.	47,100	452,870
	Kao Corp.	14,400	867,043
*	Kasai Kogyo Co., Ltd.	23,600	86,592
	Katakura Industries Co., Ltd.	18,300	256,234
	Katitas Co., Ltd.	18,400	548,801
	Kato Sangyo Co., Ltd.	20,900	635,805

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kato Works Co., Ltd.	10,500	$93,271
	Kawada Technologies, Inc.	3,800	126,837
#	Kawagishi Bridge Works Co., Ltd.	1,600	43,099
	Kawai Musical Instruments Manufacturing Co., Ltd.	2,900	116,662
*	Kawasaki Heavy Industries, Ltd.	131,800	2,766,366
*	Kawasaki Kisen Kaisha, Ltd.	7,099	242,948
	KDDI Corp.	90,400	2,764,758
	KeePer Technical Laboratory Co., Ltd.	900	24,008
	Keihan Holdings Co., Ltd.	25,000	687,298
	Keihanshin Building Co., Ltd.	5,400	69,694
	Keihin Co., Ltd.	3,500	43,714
	Keikyu Corp.	4,600	54,650
	Keiyo Bank, Ltd. (The)	95,900	366,307
	Keiyo Co., Ltd.	34,800	265,514
	KEL Corp.	4,100	37,709
	Kenko Mayonnaise Co., Ltd.	13,800	180,912
	Kewpie Corp.	18,300	411,510
	KeyHolder, Inc.	9,400	75,135
	KFC Holdings Japan, Ltd.	12,500	324,922
	KFC, Ltd.	3,500	61,359
	KH Neochem Co., Ltd.	31,200	737,767
	Kikkoman Corp.	5,800	355,174
	Kimoto Co., Ltd.	28,900	64,838
	Kimura Chemical Plants Co., Ltd.	18,500	154,339
	Kimura Unity Co., Ltd.	2,800	33,142
	Kinden Corp.	76,100	1,234,057
	King Co., Ltd.	900	3,723
	Kinki Sharyo Co., Ltd. (The)	4,300	46,788
*	Kintetsu Department Store Co., Ltd.	4,600	129,148
	Kintetsu World Express, Inc.	39,300	957,645
	Kirin Holdings Co., Ltd.	18,980	347,159
	Kissei Pharmaceutical Co., Ltd.	28,600	588,390
	Ki-Star Real Estate Co., Ltd.	9,100	412,363
	Kitagawa Corp.	8,200	124,547
	Kita-Nippon Bank, Ltd. (The)	8,000	114,337
	Kitano Construction Corp.	3,200	67,356
	Kitanotatsujin Corp.	24,800	122,306
	Kito Corp.	24,400	378,354
	Kitz Corp.	70,000	506,886
	Kiyo Bank, Ltd. (The)	61,300	817,895
*	KLab, Inc.	36,600	217,121
	Koa Corp.	31,900	490,553
	Koa Shoji Holdings Co., Ltd.	2,600	15,453
	Koatsu Gas Kogyo Co., Ltd.	29,800	181,552
	Kobayashi Pharmaceutical Co., Ltd.	900	71,788
	Kobe Bussan Co., Ltd.	16,800	565,662
*	Kobe Electric Railway Co., Ltd.	1,600	51,494
	Kobe Steel, Ltd.	250,900	1,674,138
	Kobelco Eco-Solutions Co., Ltd.	2,800	71,068
	Kohnan Shoji Co., Ltd.	33,000	1,340,572
	Kohsoku Corp.	9,200	125,779
	Koito Manufacturing Co., Ltd.	5,300	324,363
#	Kojima Co., Ltd.	29,000	182,644
	Kokusai Co., Ltd.	2,800	17,778
	Kokusai Pulp & Paper Co., Ltd.	5,800	13,620
	Kokuyo Co., Ltd.	60,200	976,800
	KOMAIHALTEC, Inc.	3,399	52,842
	Komatsu Matere Co., Ltd.	27,400	231,468
	Komatsu Wall Industry Co., Ltd.	6,800	120,652

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Komatsu, Ltd.	49,600	$1,242,928
	KOMEDA Holdings Co., Ltd.	23,800	446,191
	Komehyo Holdings Co., Ltd.	5,700	66,362
	Komeri Co., Ltd.	29,300	710,610
	Komori Corp.	46,700	354,020
#	Konaka Co., Ltd.	25,800	81,886
	Konami Holdings Corp.	14,800	819,706
	Kondotec, Inc.	18,600	169,498
	Konica Minolta, Inc.	326,800	1,680,554
	Konishi Co., Ltd.	24,900	369,473
	Konoike Transport Co., Ltd.	25,500	294,811
	Konoshima Chemical Co., Ltd.	1,700	34,578
*	Kosaido Co., Ltd.	14,900	110,675
	Kose Corp.	900	142,210
	Kozo Keikaku Engineering, Inc.	3,200	78,393
	Krosaki Harima Corp.	5,600	249,909
	KRS Corp.	6,100	95,078
	K's Holdings Corp.	105,020	1,240,777
	KU Holdings Co., Ltd.	10,500	96,048
	Kubota Corp.	55,700	1,164,768
	Kumagai Gumi Co., Ltd.	37,100	954,094
	Kumiai Chemical Industry Co., Ltd.	24,900	191,454
#	Kunimine Industries Co., Ltd.	6,300	67,915
	Kurabo Industries, Ltd.	12,500	222,042
	Kuraray Co., Ltd.	197,200	1,831,117
	Kureha Corp.	17,500	1,150,365
	Kurimoto, Ltd.	8,300	126,883
	Kurita Water Industries, Ltd.	21,800	1,058,794
	Kuriyama Holdings Corp.	3,000	22,118
#	Kuroda Precision Industries, Ltd.	2,000	47,795
#	Kusuri no Aoki Holdings Co., Ltd.	8,300	555,861
	KYB Corp.	14,000	460,483
	Kyocera Corp.	24,585	1,519,153
	Kyodo Printing Co., Ltd.	7,300	175,565
	Kyoei Steel, Ltd.	17,400	225,471
#	Kyokuto Boeki Kaisha, Ltd.	4,600	109,678
	Kyokuto Kaihatsu Kogyo Co., Ltd.	32,400	464,161
	Kyokuto Securities Co., Ltd.	24,100	174,910
	Kyokuyo Co., Ltd.	7,500	203,206
	KYORIN Holdings, Inc.	39,400	638,453
*	Kyoritsu Printing Co., Ltd.	23,500	34,581
	Kyosan Electric Manufacturing Co., Ltd.	47,300	179,256
	Kyowa Electronic Instruments Co., Ltd.	17,800	61,031
	Kyowa Exeo Corp.	34,954	868,862
	Kyowa Kirin Co., Ltd.	4,000	130,205
#	Kyowa Leather Cloth Co., Ltd.	13,200	83,782
	Kyudenko Corp.	27,100	965,769
	Kyushu Electric Power Co., Inc.	30,800	232,823
	Kyushu Financial Group, Inc.	291,780	1,041,164
	Kyushu Railway Co.	3,700	83,435
	LAC Co., Ltd.	13,800	132,110
	Lacto Japan Co., Ltd.	4,700	114,822
	Lasertec Corp.	6,600	1,239,028
	Lawson, Inc.	15,000	753,901
	LEC, Inc.	21,200	214,854
	Life Corp.	10,300	359,816
	LIFULL Co., Ltd.	44,500	135,348
	Like Co., Ltd.	3,600	67,638
	Linical Co., Ltd.	4,700	38,773

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Link And Motivation, Inc.	20,000	$160,868
	Lintec Corp.	33,100	721,585
	Lion Corp.	18,600	321,951
	LITALICO, Inc.	1,700	81,698
	Lixil Corp.	95,200	2,598,015
	Lonseal Corp.	1,600	22,025
	Look Holdings, Inc.	5,800	71,678
*	M&A Capital Partners Co., Ltd.	5,800	280,827
	Mabuchi Motor Co., Ltd.	8,900	334,714
	Macnica Fuji Electronics Holdings, Inc.	50,050	1,286,360
	Macromill, Inc.	42,300	299,272
#	Maeda Corp.	136,100	1,144,215
	Maeda Kosen Co., Ltd.	16,000	536,023
	Maeda Road Construction Co., Ltd.	8,100	154,674
	Maezawa Industries, Inc.	10,700	64,393
	Maezawa Kasei Industries Co., Ltd.	11,300	127,218
	Maezawa Kyuso Industries Co., Ltd.	16,800	151,332
	Makino Milling Machine Co., Ltd.	22,000	830,040
	Makita Corp., Sponsored ADR	3,976	207,309
	Makita Corp.	4,500	233,995
	Mandom Corp.	12,600	213,628
	Mani, Inc.	4,700	100,320
#	MarkLines Co., Ltd.	1,500	37,546
	Mars Group Holdings Corp.	9,700	144,502
	Marubeni Corp.	371,100	3,158,584
#	Marubun Corp.	13,800	86,578
	Marudai Food Co., Ltd.	19,200	303,378
	Marufuji Sheet Piling Co., Ltd.	1,100	20,957
	Maruha Nichiro Corp.	42,800	948,933
	Marui Group Co., Ltd.	41,600	728,712
	Maruichi Steel Tube, Ltd.	35,400	853,990
	Maruka Corp.	6,100	142,154
	Marusan Securities Co., Ltd.	72,100	390,859
	Maruwa Co., Ltd.	6,400	626,873
	Maruwa Unyu Kikan Co., Ltd.	12,200	171,082
	Maruyama Manufacturing Co., Inc.	2,800	45,983
	Maruzen CHI Holdings Co., Ltd.	10,600	37,851
	Maruzen Co., Ltd.	7,900	171,674
	Maruzen Showa Unyu Co., Ltd.	13,900	439,319
	Marvelous, Inc.	26,500	178,297
	Matsuda Sangyo Co., Ltd.	10,500	208,097
#	Matsui Construction Co., Ltd.	17,600	121,668
	Matsui Securities Co., Ltd.	46,300	332,723
	Matsumotokiyoshi Holdings Co., Ltd.	20,800	924,186
	Matsuoka Corp.	3,300	47,751
	Matsuyafoods Holdings Co., Ltd.	5,800	193,133
	Max Co., Ltd.	17,000	293,376
*	Maxell Holdings, Ltd.	50,600	592,292
	Maxvalu Tokai Co., Ltd.	6,100	139,671
*	Mazda Motor Corp.	168,700	1,664,209
	McDonald's Holdings Co. Japan, Ltd.	3,400	153,224
	MCJ Co., Ltd.	51,200	578,870
	Mebuki Financial Group, Inc.	591,022	1,264,911
	MEC Co., Ltd.	10,200	312,541
#	Media Do Co., Ltd.	4,400	181,629
	Medical Data Vision Co., Ltd.	10,600	194,123
	Medical System Network Co., Ltd.	20,600	139,184
	Medikit Co., Ltd.	800	23,433
	Medipal Holdings Corp.	82,700	1,557,506

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	MedPeer, Inc.	3,500	$128,480
	Megachips Corp.	12,500	369,869
	Megmilk Snow Brand Co., Ltd.	35,100	659,688
	Meidensha Corp.	33,900	736,456
	Meiji Electric Industries Co., Ltd.	4,500	57,267
	MEIJI Holdings Co., Ltd.	18,100	1,120,403
	Meiji Shipping Co., Ltd.	6,100	26,133
	Meiko Electronics Co., Ltd.	22,100	611,828
	Meiko Network Japan Co., Ltd.	13,400	73,224
	Meisei Industrial Co., Ltd.	33,800	229,673
	Meitec Corp.	12,900	728,631
	Meito Sangyo Co., Ltd.	8,200	120,828
	Meiwa Corp.	24,900	106,521
	Meiwa Estate Co., Ltd.	10,900	60,701
	Melco Holdings, Inc.	3,300	177,216
	Members Co., Ltd.	2,700	77,913
	Menicon Co., Ltd.	8,400	613,997
#	Mercuria Holdings Co., Ltd.	4,800	32,093
	METAWATER Co., Ltd.	11,000	201,218
	Michinoku Bank, Ltd. (The)	15,291	127,526
	Micronics Japan Co., Ltd.	15,300	195,187
	Mie Kotsu Group Holdings, Inc.	47,700	208,864
	Mikuni Corp.	22,800	68,252
	Milbon Co., Ltd.	9,504	524,295
	Mimaki Engineering Co., Ltd.	14,100	104,632
	Mimasu Semiconductor Industry Co., Ltd.	14,900	334,856
	Minebea Mitsumi, Inc.	54,639	1,475,302
	Ministop Co., Ltd.	18,200	237,137
	Mirai Industry Co., Ltd.	6,700	99,639
	Miraial Co., Ltd.	6,700	76,039
*	Mirainovate Co., Ltd.	441,000	108,705
	Mirait Holdings Corp.	79,510	1,567,754
	Miroku Jyoho Service Co., Ltd.	10,000	143,661
	MISUMI Group, Inc.	11,100	386,892
	Mitani Corp.	8,000	600,725
	Mitani Sangyo Co., Ltd.	14,200	49,524
	Mitani Sekisan Co., Ltd.	5,200	211,361
	Mito Securities Co., Ltd.	48,000	128,425
*	Mitsuba Corp.	42,001	303,664
	Mitsubishi Chemical Holdings Corp.	398,180	3,341,090
	Mitsubishi Corp.	121,900	3,419,144
	Mitsubishi Electric Corp.	98,000	1,329,589
	Mitsubishi Estate Co., Ltd.	51,100	801,601
	Mitsubishi Gas Chemical Co., Inc.	63,695	1,326,813
	Mitsubishi HC Capital, Inc.	561,770	3,064,076
	Mitsubishi Heavy Industries, Ltd.	131,600	3,802,348
#	Mitsubishi Kakoki Kaisha, Ltd.	5,200	116,836
	Mitsubishi Logisnext Co., Ltd.	29,000	263,204
	Mitsubishi Logistics Corp.	32,399	962,525
	Mitsubishi Materials Corp.	63,180	1,318,172
*	Mitsubishi Motors Corp.	274,800	772,112
*	Mitsubishi Paper Mills, Ltd.	19,900	66,340
	Mitsubishi Pencil Co., Ltd.	11,150	143,999
	Mitsubishi Research Institute, Inc.	7,800	284,061
	Mitsubishi Shokuhin Co., Ltd.	13,600	351,940
*	Mitsubishi Steel Manufacturing Co., Ltd.	12,100	119,092
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	5,900,750
	Mitsuboshi Belting, Ltd.	22,300	372,370
	Mitsui & Co., Ltd., Sponsored ADR	106	48,764

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co., Ltd.	147,500	$3,385,480
	Mitsui Chemicals, Inc.	68,500	2,184,390
	Mitsui DM Sugar Holdings Co., Ltd.	17,800	302,941
*	Mitsui E&S Holdings Co., Ltd.	58,400	273,176
	Mitsui Fudosan Co., Ltd.	82,700	1,934,126
	Mitsui High-Tec, Inc.	15,300	896,212
	Mitsui Matsushima Holdings Co., Ltd.	13,300	119,939
	Mitsui Mining & Smelting Co., Ltd.	69,200	1,970,449
	Mitsui OSK Lines, Ltd.	69,800	3,621,758
	Mitsui-Soko Holdings Co., Ltd.	28,300	659,305
	Mitsuuroko Group Holdings Co., Ltd.	33,400	383,163
	Miura Co., Ltd.	1,900	83,902
	Mixi, Inc.	41,200	1,037,770
	Miyaji Engineering Group, Inc.	5,800	133,670
	Miyazaki Bank, Ltd. (The)	14,400	261,014
	Miyoshi Oil & Fat Co., Ltd.	7,500	85,543
	Mizuho Financial Group, Inc.	219,305	3,133,783
	Mizuho Leasing Co., Ltd.	25,800	856,274
	Mizuno Corp.	18,200	417,254
	Mochida Pharmaceutical Co., Ltd.	7,800	256,241
	Modec, Inc.	15,300	256,213
#	Molitec Steel Co., Ltd.	7,600	32,076
	Monex Group, Inc.	60,400	380,695
#	Money Partners Group Co., Ltd.	13,100	25,670
	Monogatari Corp. (The)	9,000	559,228
	MonotaRO Co., Ltd.	32,400	745,289
	MORESCO Corp.	4,200	44,237
	Morinaga & Co., Ltd.	24,900	789,985
	Morinaga Milk Industry Co., Ltd.	32,100	1,798,669
	Moriroku Holdings Co., Ltd.	6,700	135,980
	Morita Holdings Corp.	26,900	379,516
	Morito Co., Ltd.	12,400	74,274
	Morningstar Japan KK	12,800	53,730
	Morozoff, Ltd.	2,600	127,639
	Mortgage Service Japan, Ltd.	3,500	32,440
	Mory Industries, Inc.	4,800	101,212
	MrMax Holdings, Ltd.	38,200	230,350
	MS&AD Insurance Group Holdings, Inc.	41,282	1,276,070
*	MTG Co., Ltd.	6,400	104,850
	MTI, Ltd.	17,200	114,861
	Mugen Estate Co., Ltd.	12,100	54,239
	m-up Holdings, Inc.	3,100	93,323
	Murakami Corp.	4,500	130,182
	Murata Manufacturing Co., Ltd.	19,300	1,601,625
	Musashi Seimitsu Industry Co., Ltd.	52,600	1,093,530
	Musashino Bank, Ltd. (The)	28,600	428,924
	Mutoh Holdings Co., Ltd.	1,900	27,163
	Nabtesco Corp.	8,400	318,162
#	NAC Co., Ltd.	7,600	63,530
	Nachi-Fujikoshi Corp.	15,600	635,334
	Nadex Co., Ltd.	4,800	31,961
	Nafco Co., Ltd.	7,100	121,434
	Nagaileben Co., Ltd.	3,300	77,842
	Nagano Bank, Ltd. (The)	7,500	76,058
	Nagano Keiki Co., Ltd.	13,900	132,079
	Nagase & Co., Ltd.	100,900	1,544,226
	Nagatanien Holdings Co., Ltd.	10,200	197,512
	Nagawa Co., Ltd.	1,300	104,228
*	Nagoya Railroad Co., Ltd.	4,800	80,830

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Naigai Trans Line, Ltd.	1,700	$29,519
	Nakabayashi Co., Ltd.	16,400	88,600
	Nakamoto Packs Co., Ltd.	3,100	50,336
	Nakamuraya Co., Ltd.	3,208	109,537
	Nakanishi, Inc.	11,900	247,072
	Nakano Corp.	13,000	48,722
	Nakayama Steel Works, Ltd.	26,200	95,172
	Nakayamafuku Co., Ltd.	4,900	19,580
	Nakayo, Inc.	1,800	23,815
*	Namura Shipbuilding Co., Ltd.	38,900	73,453
	Nankai Electric Railway Co., Ltd.	5,000	106,175
	Nanto Bank, Ltd. (The)	31,200	535,691
	Nanyo Corp.	1,500	26,900
	Narasaki Sangyo Co., Ltd.	2,400	46,038
	Nasu Denki Tekko Co., Ltd.	600	44,733
	Natori Co., Ltd.	6,100	107,625
	NEC Capital Solutions, Ltd.	11,100	217,716
	NEC Corp.	84,300	4,275,445
	NEC Networks & System Integration Corp.	16,400	290,830
#	NEOJAPAN, Inc.	800	10,130
	NET One Systems Co., Ltd.	19,600	672,171
	Neturen Co., Ltd.	29,000	153,542
	New Art Holdings Co., Ltd.	1,300	15,044
	Nexon Co., Ltd.	10,600	218,107
	Nextage Co., Ltd.	29,500	606,741
	NF Holdings Corp.	3,200	50,860
	NGK Insulators, Ltd.	26,600	425,995
	NGK Spark Plug Co., Ltd.	118,800	1,749,588
	NH Foods, Ltd.	51,300	2,069,140
	NHK Spring Co., Ltd.	191,200	1,477,265
	Nicca Chemical Co., Ltd.	4,600	46,958
	Nice Corp.	5,300	101,073
#	Nichia Steel Works, Ltd.	27,100	73,627
	Nichias Corp.	47,200	1,199,905
	Nichiban Co., Ltd.	7,400	117,590
	Nichicon Corp.	55,500	591,145
	Nichiden Corp.	10,600	215,226
	Nichiha Corp.	25,000	656,750
#	Nichi-iko Pharmaceutical Co., Ltd.	50,600	391,090
	Nichimo Co., Ltd.	1,300	24,473
	Nichirei Corp.	30,000	820,784
	Nichireki Co., Ltd.	25,300	311,988
	Nichirin Co., Ltd.	7,920	117,080
	Nifco, Inc.	34,800	1,156,642
	Nihon Chouzai Co., Ltd.	12,880	201,466
#*	Nihon Dempa Kogyo Co., Ltd.	20,100	155,358
	Nihon Dengi Co., Ltd.	2,200	78,115
	Nihon Denkei Co., Ltd.	4,400	71,785
	Nihon Flush Co., Ltd.	11,200	125,309
	Nihon House Holdings Co., Ltd.	42,200	147,304
	Nihon Kagaku Sangyo Co., Ltd.	9,900	120,080
	Nihon Kohden Corp.	16,700	510,171
	Nihon M&A Center, Inc.	35,400	985,855
	Nihon Nohyaku Co., Ltd.	30,300	141,408
	Nihon Parkerizing Co., Ltd.	57,500	592,367
	Nihon Plast Co., Ltd.	14,500	93,580
	Nihon Tokushu Toryo Co., Ltd.	11,600	117,317
	Nihon Trim Co., Ltd.	3,400	116,561
	Nihon Unisys, Ltd.	17,600	530,709

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Yamamura Glass Co., Ltd.	7,900	$69,905
	Niitaka Co., Ltd.	2,400	44,578
	Nikkato Corp.	5,800	35,719
	Nikkiso Co., Ltd.	80,000	829,745
	Nikko Co., Ltd.	28,400	177,787
	Nikkon Holdings Co., Ltd.	58,000	1,277,398
	Nikon Corp.	127,900	1,190,666
	Nippi, Inc.	1,599	51,764
	Nippn Corp.	47,300	680,024
	Nippo Corp.	32,700	908,373
	Nippon Air Conditioning Services Co., Ltd.	16,100	107,122
	Nippon Aqua Co., Ltd.	9,500	46,717
	Nippon Beet Sugar Manufacturing Co., Ltd.	11,800	177,165
	Nippon Carbide Industries Co., Inc.	6,000	70,496
	Nippon Carbon Co., Ltd.	9,400	352,524
	Nippon Chemical Industrial Co., Ltd.	5,900	163,004
*	Nippon Chemi-Con Corp.	16,400	380,462
	Nippon Chemiphar Co., Ltd.	1,600	32,493
	Nippon Coke & Engineering Co., Ltd.	160,700	149,738
	Nippon Commercial Development Co., Ltd.	11,300	176,932
	Nippon Concrete Industries Co., Ltd.	38,600	110,216
#	Nippon Denko Co., Ltd.	100,165	277,041
	Nippon Densetsu Kogyo Co., Ltd.	30,100	526,772
	Nippon Dry-Chemical Co., Ltd.	2,900	49,541
	Nippon Electric Glass Co., Ltd.	70,600	1,603,102
	Nippon Express Co., Ltd.	24,300	1,775,109
#	Nippon Filcon Co., Ltd.	6,700	30,385
	Nippon Fine Chemical Co., Ltd.	12,300	198,367
	Nippon Gas Co., Ltd.	68,400	1,080,380
	Nippon Hume Corp.	18,900	125,288
	Nippon Kayaku Co., Ltd.	110,800	1,148,992
#	Nippon Kodoshi Corp.	5,300	166,712
	Nippon Koei Co., Ltd.	11,800	322,850
	Nippon Light Metal Holdings Co., Ltd.	65,800	1,158,295
	Nippon Paint Holdings Co., Ltd.	15,500	197,845
	Nippon Paper Industries Co., Ltd.	107,424	1,255,714
#	Nippon Parking Development Co., Ltd.	143,500	203,462
	Nippon Pillar Packing Co., Ltd.	23,300	481,075
	Nippon Piston Ring Co., Ltd.	5,800	71,323
	Nippon Rietec Co., Ltd.	1,700	26,819
	Nippon Road Co., Ltd. (The)	6,700	497,131
	Nippon Sanso Holdings Corp.	25,000	553,401
	Nippon Seiki Co., Ltd.	44,400	514,971
	Nippon Seisen Co., Ltd.	3,500	168,856
	Nippon Sharyo, Ltd.	7,300	138,503
	Nippon Shinyaku Co., Ltd.	3,600	270,833
	Nippon Shokubai Co., Ltd.	11,500	553,158
	Nippon Signal Co., Ltd.	29,200	244,327
	Nippon Soda Co., Ltd.	24,800	796,034
	Nippon Steel Corp.	139,850	2,426,026
	Nippon Steel Trading Corp.	15,100	648,133
	Nippon Suisan Kaisha, Ltd.	284,900	1,478,030
	Nippon Systemware Co., Ltd.	8,700	191,413
	Nippon Thompson Co., Ltd.	76,800	465,417
	Nippon Yakin Kogyo Co., Ltd.	19,500	422,689
	Nippon Yusen K.K.	101,122	5,463,808
	Nipro Corp.	127,200	1,579,913
	Nishikawa Rubber Co., Ltd.	1,400	19,663
	Nishimatsu Construction Co., Ltd.	51,600	1,677,879

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nishimatsuya Chain Co., Ltd.	27,800	$339,643
	Nishimoto Co., Ltd.	3,700	90,652
	Nishi-Nippon Financial Holdings, Inc.	120,100	675,232
	Nishi-Nippon Railroad Co., Ltd.	9,100	218,138
	Nishio Rent All Co., Ltd.	25,100	686,821
	Nissan Chemical Corp.	12,300	602,868
*	Nissan Motor Co., Ltd.	297,700	1,727,802
	Nissan Shatai Co., Ltd.	58,100	382,055
	Nissan Tokyo Sales Holdings Co., Ltd.	18,900	44,553
	Nissei ASB Machine Co., Ltd.	5,700	252,455
	Nissei Plastic Industrial Co., Ltd.	12,600	158,033
	Nissha Co., Ltd.	44,000	619,498
	Nisshin Group Holdings Co., Ltd.	25,100	108,449
	Nisshin Oillio Group, Ltd. (The)	23,700	652,640
	Nisshin Seifun Group, Inc.	85,400	1,376,869
	Nisshinbo Holdings, Inc.	166,238	1,398,648
	Nissin Corp.	11,200	151,333
	Nissin Electric Co., Ltd.	37,100	432,526
	Nissin Foods Holdings Co., Ltd.	1,900	135,205
	Nissin Sugar Co., Ltd.	12,200	188,413
	Nisso Corp.	24,300	184,797
	Nissui Pharmaceutical Co., Ltd.	14,400	132,493
	Nitori Holdings Co., Ltd.	2,500	475,190
	Nitta Corp.	19,700	474,686
	Nitta Gelatin, Inc.	12,000	68,926
	Nittan Valve Co., Ltd.	20,800	61,613
	Nittetsu Mining Co., Ltd.	4,600	252,836
	Nitto Boseki Co., Ltd.	12,200	373,259
	Nitto Denko Corp.	10,500	780,133
	Nitto Fuji Flour Milling Co., Ltd.	1,300	78,424
	Nitto Kogyo Corp.	22,900	377,897
	Nitto Kohki Co., Ltd.	10,500	177,898
	Nitto Seiko Co., Ltd.	27,700	148,930
	Nittoc Construction Co., Ltd.	27,600	192,626
	NJS Co., Ltd.	5,300	92,842
	Noda Corp.	10,400	75,343
	Noevir Holdings Co., Ltd.	6,800	339,664
	NOF Corp.	5,300	269,581
	Nohmi Bosai, Ltd.	12,700	243,209
	Nojima Corp.	26,700	693,993
	NOK Corp.	64,700	855,827
#	Nomura Co., Ltd.	53,400	416,282
	Nomura Holdings, Inc.	302,700	1,515,795
	Nomura Holdings, Inc., Sponsored ADR	13,920	69,322
#	Nomura Micro Science Co., Ltd.	1,800	71,619
	Nomura Real Estate Holdings, Inc.	87,800	2,177,128
	Noritake Co., Ltd.	10,700	413,038
	Noritsu Koki Co., Ltd.	21,100	439,557
	Noritz Corp.	24,700	420,292
	North Pacific Bank, Ltd.	289,100	618,406
	Nozawa Corp.	6,200	40,311
	NS Solutions Corp.	9,800	311,979
	NS Tool Co., Ltd.	2,600	35,389
	NS United Kaiun Kaisha, Ltd.	9,900	249,388
	NSD Co., Ltd.	28,480	488,292
	NSK, Ltd.	152,400	1,257,736
*	NTN Corp.	376,500	966,144
	NTT Data Corp.	26,500	410,473
*	OAK Capital Corp.	40,800	41,644

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Obara Group, Inc.	8,300	$297,048
	Obayashi Corp.	289,800	2,369,768
	OBIC Business Consultants Co., Ltd.	1,100	56,306
#	Oenon Holdings, Inc.	45,000	152,636
	Ogaki Kyoritsu Bank, Ltd. (The)	35,500	598,132
	Ohara, Inc.	3,100	38,331
	Ohashi Technica, Inc.	10,800	147,902
	Ohmoto Gumi Co., Ltd.	700	34,795
	Ohsho Food Service Corp.	3,500	187,551
#*	OIE Sangyo Co., Ltd.	1,187	13,020
	Oiles Corp.	25,016	369,857
*	Oisix ra daichi, Inc.	5,000	177,792
	Oita Bank, Ltd. (The)	13,700	211,068
	Oji Holdings Corp.	387,200	2,232,395
	Okabe Co., Ltd.	33,600	201,343
	Okamoto Industries, Inc.	5,700	215,265
	Okamoto Machine Tool Works, Ltd.	3,700	205,515
	Okamura Corp.	63,800	903,639
	Okasan Securities Group, Inc.	125,100	455,802
	Oki Electric Industry Co., Ltd.	90,200	842,758
	Okinawa Cellular Telephone Co.	8,100	385,313
	Okinawa Electric Power Co., Inc. (The)	11,152	142,518
	OKUMA Corp.	19,800	991,927
	Okumura Corp.	24,000	652,274
	Okura Industrial Co., Ltd.	5,700	121,777
	Okuwa Co., Ltd.	24,500	243,930
#	Olympic Group Corp.	7,700	54,088
	Omron Corp.	800	68,460
	Onamba Co., Ltd.	5,100	37,102
	Ono Pharmaceutical Co., Ltd.	16,700	381,230
	ONO Sokki Co., Ltd.	8,300	43,136
	Onoken Co., Ltd.	10,800	132,081
	Onward Holdings Co., Ltd.	91,300	250,693
	Open House Co., Ltd.	15,300	773,564
	Optex Group Co., Ltd.	10,400	160,418
*	Optim Corp.	7,600	139,377
	Optorun Co., Ltd.	9,600	193,453
	Oracle Corp.	1,000	74,700
	Organo Corp.	6,600	378,967
	Oricon, Inc.	2,800	23,092
#	Orient Corp.	429,400	538,967
*	Oriental Shiraishi Corp.	119,700	299,949
	Origin Co., Ltd.	4,200	51,222
	ORIX Corp.	171,000	2,991,713
	Oro Co., Ltd.	3,600	126,313
	Osaka Organic Chemical Industry, Ltd.	12,000	411,448
	Osaka Soda Co., Ltd.	9,700	213,861
	Osaka Steel Co., Ltd.	11,000	119,162
*	OSAKA Titanium Technologies Co., Ltd.	24,900	180,296
	Osaki Electric Co., Ltd.	33,500	192,464
	OSG Corp.	43,500	813,657
	Otsuka Corp.	8,400	436,469
	Otsuka Holdings Co., Ltd.	16,700	663,809
	OUG Holdings, Inc.	2,000	52,522
	Outsourcing, Inc.	112,600	2,155,256
	Oyo Corp.	14,100	166,236
	Pacific Industrial Co., Ltd.	52,200	635,364
	Pacific Metals Co., Ltd.	19,499	302,717
#	Pack Corp. (The)	11,300	292,774

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PAL GROUP Holdings Co., Ltd.	13,700	$218,910
	PALTAC Corp.	7,250	336,704
	Pan Pacific International Holdings Corp.	36,800	768,164
	Panasonic Corp.	161,523	1,950,400
#	Panasonic Corp., Sponsored ADR	26,580	322,415
	PAPYLESS Co., Ltd.	3,600	51,523
	Paraca, Inc.	3,600	55,058
	Paramount Bed Holdings Co., Ltd.	34,100	609,507
	Paris Miki Holdings, Inc.	24,000	58,554
*	Park24 Co., Ltd.	15,800	297,918
	Parker Corp.	8,500	42,873
	Pasco Corp.	2,600	35,037
	Pasona Group, Inc.	27,400	555,772
#	PC Depot Corp.	26,500	115,629
	PCA Corp.	2,400	105,246
	PCI Holdings, Inc.	3,400	34,194
	Pegasus Sewing Machine Manufacturing Co., Ltd.	14,400	61,320
	Penta-Ocean Construction Co., Ltd.	252,600	1,711,680
*	PeptiDream, Inc.	3,300	136,197
	Persol Holdings Co., Ltd.	53,600	1,081,400
	Pickles Corp.	5,900	199,208
	Pigeon Corp.	8,400	241,863
	Pilot Corp.	12,400	426,196
	Piolax, Inc.	32,600	453,273
	Plenus Co., Ltd.	4,800	92,439
	Pola Orbis Holdings, Inc.	2,800	66,932
	Poletowin Pitcrew Holdings, Inc.	21,400	202,849
*	PR Times, Inc.	900	26,057
#*	Precision System Science Co., Ltd.	6,800	45,415
	Premium Group Co., Ltd.	9,200	281,881
	Press Kogyo Co., Ltd.	94,800	311,060
#	Pressance Corp.	20,800	303,661
	Prestige International, Inc.	46,400	297,075
	Prima Meat Packers, Ltd.	24,200	656,177
	Pronexus, Inc.	11,500	105,671
*	Prored Partners Co., Ltd.	2,600	63,008
	Pro-Ship, Inc.	900	12,012
	Proto Corp.	26,000	329,729
	PS Mitsubishi Construction Co., Ltd.	40,900	229,591
	Punch Industry Co., Ltd.	17,500	93,046
*	QB Net Holdings Co., Ltd.	8,300	122,707
	Qol Holdings Co., Ltd.	24,100	334,094
	Quick Co., Ltd.	5,300	58,032
	Raccoon Holdings, Inc.	7,100	152,550
	Raito Kogyo Co., Ltd.	26,400	472,715
	Raiznext Corp.	24,900	260,293
	Rakus Co., Ltd.	18,800	529,208
	RareJob, Inc.	1,900	29,490
	Rasa Corp.	5,700	46,297
	Rasa Industries, Ltd.	7,800	129,065
	Raysum Co., Ltd.	14,300	107,609
	Relia, Inc.	36,900	452,146
	Relo Group, Inc.	24,300	536,273
	Renaissance, Inc.	10,500	107,702
*	Renesas Electronics Corp.	104,000	1,128,778
	Rengo Co., Ltd.	196,300	1,671,190
*	RENOVA, Inc.	10,800	487,467
	Resona Holdings, Inc.	572,931	2,151,173
	Resorttrust, Inc.	53,400	877,683

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Restar Holdings Corp.	15,900	$282,387
	Retail Partners Co., Ltd.	18,600	204,536
	Rever Holdings Corp.	4,200	60,137
	Rheon Automatic Machinery Co., Ltd.	13,100	172,668
	Rhythm Co., Ltd.	5,400	41,373
	Riberesute Corp.	7,200	52,055
	Ricoh Co., Ltd.	174,700	1,908,920
	Ricoh Leasing Co., Ltd.	18,800	592,494
#	Ride On Express Holdings Co., Ltd.	900	12,112
*	Right On Co., Ltd.	6,100	42,460
	Riken Corp.	9,100	215,910
	Riken Keiki Co., Ltd.	8,300	195,619
	Riken Technos Corp.	35,100	193,118
	Riken Vitamin Co., Ltd.	10,000	145,474
	Rinnai Corp.	10,600	984,735
	Rion Co., Ltd.	5,500	133,332
	Riso Kagaku Corp.	12,900	213,156
	Riso Kyoiku Co., Ltd.	76,100	251,454
	Rix Corp.	800	11,362
	Rock Field Co., Ltd.	11,300	150,516
	Rohm Co., Ltd.	4,300	419,499
	Rohto Pharmaceutical Co., Ltd.	19,100	503,535
	Rokko Butter Co., Ltd.	11,300	157,042
	Roland Corp.	1,300	61,859
	Roland DG Corp.	13,700	346,053
	Rorze Corp.	9,300	717,665
#	Rozetta Corp.	4,500	64,250
	RS Technologies Co., Ltd.	1,700	90,996
	Ryobi, Ltd.	22,700	298,705
	Ryoden Corp.	16,900	257,107
	Ryohin Keikaku Co., Ltd.	56,300	1,142,112
	Ryosan Co., Ltd.	21,700	458,403
	Ryoyo Electro Corp.	1,100	24,238
	S Foods, Inc.	16,000	499,739
	S&B Foods, Inc.	3,300	142,159
	Sac's Bar Holdings, Inc.	14,850	80,014
	Sagami Rubber Industries Co., Ltd.	1,100	10,527
	Saibu Gas Holdings Co., Ltd.	9,000	199,544
	Saizeriya Co., Ltd.	8,300	204,458
	Sakai Chemical Industry Co., Ltd.	10,500	181,676
	Sakai Heavy Industries, Ltd.	3,400	79,564
	Sakai Moving Service Co., Ltd.	5,700	274,987
	Sakai Ovex Co., Ltd.	3,400	118,132
	Sakata INX Corp.	46,600	456,704
	Sakura Internet, Inc.	14,000	74,781
	Sala Corp.	57,300	309,881
	SAMTY Co., Ltd.	29,000	585,116
	San Holdings, Inc.	8,400	97,271
	San ju San Financial Group, Inc.	15,760	205,007
	San-A Co., Ltd.	16,100	600,497
#	San-Ai Oil Co., Ltd.	62,600	780,535
	Sanei Architecture Planning Co., Ltd.	7,900	142,443
	Sangetsu Corp.	35,500	515,874
	San-In Godo Bank, Ltd. (The)	155,000	771,804
*	Sanix, Inc.	35,600	120,145
*	Sanken Electric Co., Ltd.	19,900	944,359
	Sanki Engineering Co., Ltd.	41,700	570,181
	Sanko Gosei, Ltd.	30,700	143,128
	Sanko Metal Industrial Co., Ltd.	3,300	71,036

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sankyo Co., Ltd.	35,900	$895,928
	Sankyo Frontier Co., Ltd.	3,200	125,915
	Sankyo Seiko Co., Ltd.	35,800	178,497
	Sankyo Tateyama, Inc.	22,900	164,776
	Sankyu, Inc.	25,500	1,146,158
	Sanoh Industrial Co., Ltd.	35,200	398,741
	Sanoyas Holdings Corp.	14,700	20,154
	Sansei Technologies, Inc.	6,200	46,543
	Sansha Electric Manufacturing Co., Ltd.	10,000	97,190
	Sanshin Electronics Co., Ltd.	9,400	182,143
	Santec Corp.	6,300	85,113
	Santen Pharmaceutical Co., Ltd.	31,900	432,240
	Sanwa Holdings Corp.	160,900	1,958,052
	Sanyo Chemical Industries, Ltd.	11,500	621,766
	Sanyo Denki Co., Ltd.	8,000	517,049
	Sanyo Electric Railway Co., Ltd.	5,100	90,196
	Sanyo Engineering & Construction, Inc.	4,000	25,282
*	Sanyo Shokai, Ltd.	11,237	88,518
*	Sanyo Special Steel Co., Ltd.	20,300	340,144
	Sanyo Trading Co., Ltd.	25,100	276,594
	Sapporo Holdings, Ltd.	39,900	848,466
	Sata Construction Co., Ltd.	11,300	49,494
	Sato Holdings Corp.	17,000	434,259
	Sato Shoji Corp.	13,300	147,202
	Satori Electric Co., Ltd.	8,800	69,352
	Sawada Holdings Co., Ltd.	21,400	198,633
	Sawai Group Holdings Co., Ltd.	35,900	1,537,638
	Saxa Holdings, Inc.	4,800	58,286
	SB Technology Corp.	5,700	156,360
	SBI Holdings, Inc.	32,450	776,787
*	SBI Insurance Group Co., Ltd.	3,000	38,007
	SBS Holdings, Inc.	18,600	572,528
	Scala, Inc.	4,800	32,181
	SCREEN Holdings Co., Ltd.	2,300	208,348
#	Scroll Corp.	25,900	204,199
	SCSK Corp.	2,855	172,071
#	SEC Carbon, Ltd.	2,100	119,427
	Secom Co., Ltd.	8,200	620,662
	Seed Co., Ltd.	3,600	23,523
	Sega Sammy Holdings, Inc.	45,000	567,601
	Segue Group Co., Ltd.	4,000	38,366
*	Seibu Holdings, Inc.	61,500	693,937
	Seika Corp.	7,000	105,173
	Seikagaku Corp.	35,500	347,947
	Seikitokyu Kogyo Co., Ltd.	28,400	227,283
#	Seiko Electric Co., Ltd.	3,200	50,319
	Seiko Epson Corp.	96,200	1,655,209
	Seiko Holdings Corp.	23,800	497,092
	Seiko PMC Corp.	7,600	64,460
	Seikoh Giken Co., Ltd.	2,100	42,410
	Seino Holdings Co., Ltd.	80,000	1,018,204
	Seiren Co., Ltd.	35,000	711,821
	Sekisui Chemical Co., Ltd.	48,200	831,713
#	Sekisui House, Ltd.	130,840	2,591,350
	Sekisui Jushi Corp.	19,400	386,260
	Sekisui Kasei Co., Ltd.	18,900	104,413
	SEMITEC Corp.	300	14,452
	Senko Group Holdings Co., Ltd.	99,500	1,006,951
	Senshu Electric Co., Ltd.	6,700	232,822

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Senshu Ikeda Holdings, Inc.	197,440	$284,507
	Senshukai Co., Ltd.	23,300	78,689
#	Septeni Holdings Co., Ltd.	16,800	63,337
#	SERAKU Co., Ltd.	4,500	76,888
	Seria Co., Ltd.	11,600	417,262
	Seven & I Holdings Co., Ltd.	57,000	2,543,363
	Seven Bank, Ltd.	462,200	1,008,265
	SG Holdings Co., Ltd.	11,000	295,779
	Sharp Corp.	27,800	426,993
	Shibaura Electronics Co., Ltd.	6,000	271,425
	Shibaura Machine Co., Ltd.	15,300	363,603
	Shibaura Mechatronics Corp.	4,700	319,874
	Shibusawa Warehouse Co., Ltd. (The)	9,500	182,181
	Shibuya Corp.	8,300	232,337
	Shiga Bank, Ltd. (The)	41,222	700,035
	Shikibo, Ltd.	13,500	115,061
	Shikoku Bank, Ltd. (The)	31,700	202,317
	Shikoku Chemicals Corp.	29,500	349,417
	Shikoku Electric Power Co., Inc.	40,900	269,121
	Shima Seiki Manufacturing, Ltd.	28,700	477,778
	Shimadzu Corp.	10,800	435,569
	Shimamura Co., Ltd.	11,200	1,082,656
	Shimizu Bank, Ltd. (The)	12,300	172,781
	Shimizu Corp.	148,400	1,092,898
	Shimojima Co., Ltd.	7,600	74,462
	Shin Nippon Air Technologies Co., Ltd.	9,800	201,043
	Shin Nippon Biomedical Laboratories, Ltd.	17,300	163,878
	Shinagawa Refractories Co., Ltd.	4,300	161,192
*	Shindengen Electric Manufacturing Co., Ltd.	6,200	252,091
	Shin-Etsu Chemical Co., Ltd.	9,000	1,468,162
	Shin-Etsu Polymer Co., Ltd.	47,100	439,548
	Shin-Keisei Electric Railway Co., Ltd.	1,900	37,121
	Shinki Bus Co., Ltd.	400	11,715
	Shinko Electric Industries Co., Ltd.	20,700	703,609
	Shinko Shoji Co., Ltd.	30,300	219,061
	Shinmaywa Industries, Ltd.	39,900	349,328
	Shinnihon Corp.	20,800	163,291
	Shin-Nihon Tatemono Co., Ltd.	8,700	31,955
	Shinnihonseiyaku Co., Ltd.	6,800	125,925
	Shinoken Group Co., Ltd.	29,900	349,122
	Shinsei Bank, Ltd.	95,200	1,259,147
	Shinsho Corp.	4,800	129,950
	Shinwa Co., Ltd.	8,300	171,118
	Shinwa Co., Ltd.	7,500	47,653
	Shionogi & Co., Ltd.	7,100	373,919
	Ship Healthcare Holdings, Inc.	28,900	728,794
	Shizuki Electric Co., Inc.	12,600	83,722
	Shizuoka Bank, Ltd. (The)	156,500	1,130,190
	Shizuoka Gas Co., Ltd.	51,900	542,570
	SHO-BOND Holdings Co., Ltd.	4,600	194,311
*	Shobunsha Holdings, Inc.	10,700	48,256
	Shoei Co., Ltd.	13,000	544,636
	Shoei Foods Corp.	6,600	235,951
	Shofu, Inc.	7,700	143,986
	Showa Denko K.K.	44,600	1,279,742
	Showa Sangyo Co., Ltd.	17,200	469,960
	Sigma Koki Co., Ltd.	3,400	61,022
	SIGMAXYZ, Inc.	10,900	237,195
	Siix Corp.	26,500	341,966

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Silver Life Co., Ltd.	600	$10,315
	Sinanen Holdings Co., Ltd.	8,100	224,934
	Sinfonia Technology Co., Ltd.	26,300	304,365
	Sinko Industries, Ltd.	20,300	390,469
	Sintokogio, Ltd.	31,500	233,699
	SK-Electronics Co., Ltd.	9,900	90,718
	SKY Perfect JSAT Holdings, Inc.	128,700	486,904
*	Skylark Holdings Co., Ltd.	51,700	696,347
	SMC Corp.	500	297,237
	SMK Corp.	4,000	89,876
	SMS Co., Ltd.	25,000	700,260
	Snow Peak, Inc.	5,100	189,708
	SNT Corp.	33,600	76,151
	Soda Nikka Co., Ltd.	14,300	68,866
	Sodick Co., Ltd.	37,900	353,745
	Soft99 Corp.	7,600	90,529
	SoftBank Group Corp.	82,100	5,162,910
	Softcreate Holdings Corp.	1,700	44,568
	Software Service, Inc.	1,300	116,805
	Sohgo Security Services Co., Ltd.	12,600	589,184
#	Soiken Holdings, Inc.	10,600	40,821
	Sojitz Corp.	706,200	2,160,467
	Soken Chemical & Engineering Co., Ltd.	6,600	118,477
	Solasto Corp.	19,900	243,163
#	Soliton Systems K.K.	3,800	54,883
	Solxyz Co., Ltd.	1,500	13,081
	Sompo Holdings, Inc.	66,050	2,730,644
	Sony Group Corp.	26,100	2,726,575
	Sony Group Corp., Sponsored ADR	54,920	5,728,156
	Sotetsu Holdings, Inc.	10,800	213,643
	Sotoh Co., Ltd.	4,900	36,116
	Space Co., Ltd.	7,900	64,912
	Space Value Holdings Co., Ltd.	37,200	265,941
	Sparx Group Co., Ltd.	82,900	187,612
	SPK Corp.	6,364	79,603
	S-Pool, Inc.	36,200	312,046
	Square Enix Holdings Co., Ltd.	5,100	264,622
	SRA Holdings	8,200	198,949
	ST Corp.	6,800	107,643
	St Marc Holdings Co., Ltd.	16,300	237,222
	Stanley Electric Co., Ltd.	9,400	245,274
	Star Mica Holdings Co., Ltd.	8,600	100,205
	Star Micronics Co., Ltd.	23,000	346,060
	Starts Corp., Inc.	25,700	672,669
	Starzen Co., Ltd.	13,700	271,815
	St-Care Holding Corp.	10,200	88,021
	Stella Chemifa Corp.	10,100	261,727
	Step Co., Ltd.	8,400	137,759
	Strike Co., Ltd.	3,900	130,584
	Studio Alice Co., Ltd.	9,500	206,379
	Subaru Corp.	243,300	4,780,107
	Subaru Enterprise Co., Ltd.	2,000	145,186
	Sugi Holdings Co., Ltd.	7,300	538,715
	Sugimoto & Co., Ltd.	7,500	169,146
	SUMCO Corp.	82,500	1,908,086
	Sumida Corp.	34,800	409,818
	Suminoe Textile Co., Ltd.	2,800	52,172
	Sumiseki Holdings, Inc.	38,800	46,062
	Sumitomo Bakelite Co., Ltd.	34,000	1,479,986

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Chemical Co., Ltd.	608,600	$3,168,077
	Sumitomo Corp.	107,300	1,458,197
	Sumitomo Dainippon Pharma Co., Ltd.	19,700	341,111
	Sumitomo Densetsu Co., Ltd.	14,200	279,610
	Sumitomo Electric Industries, Ltd.	243,700	3,462,176
	Sumitomo Forestry Co., Ltd.	102,500	1,939,213
	Sumitomo Heavy Industries, Ltd.	80,100	2,218,589
	Sumitomo Metal Mining Co., Ltd.	40,900	1,657,569
	Sumitomo Mitsui Construction Co., Ltd.	187,560	828,351
	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	674,135
	Sumitomo Mitsui Financial Group, Inc.	104,441	3,520,608
	Sumitomo Mitsui Trust Holdings, Inc.	52,700	1,729,922
	Sumitomo Osaka Cement Co., Ltd.	34,000	972,276
*	Sumitomo Precision Products Co., Ltd.	3,700	90,213
	Sumitomo Realty & Development Co., Ltd.	10,400	338,969
	Sumitomo Riko Co., Ltd.	36,600	269,879
	Sumitomo Rubber Industries, Ltd.	146,953	1,977,857
	Sumitomo Seika Chemicals Co., Ltd.	10,700	362,091
	Sumitomo Warehouse Co., Ltd. (The)	61,600	898,852
	Sun Frontier Fudousan Co., Ltd.	49,500	467,085
	Suncall Corp.	17,300	71,665
	Sundrug Co., Ltd.	15,000	486,931
	Suntory Beverage & Food, Ltd.	14,800	518,924
	Sun-Wa Technos Corp.	8,900	109,603
*	SuRaLa Net Co., Ltd.	400	7,278
	Suruga Bank, Ltd.	150,400	455,039
	Suzuken Co., Ltd.	36,560	1,055,040
	Suzuki Co., Ltd.	14,100	117,755
	Suzuki Motor Corp.	24,000	976,452
	SWCC Showa Holdings Co., Ltd.	51,900	849,000
	System Information Co., Ltd.	5,700	47,911
	System Research Co., Ltd.	1,100	21,660
	Systems Engineering Consultants Co., Ltd.	800	18,914
	Systena Corp.	31,000	574,583
	Syuppin Co., Ltd.	18,300	187,802
	T Hasegawa Co., Ltd.	23,100	538,119
*	T RAD Co., Ltd.	5,900	151,205
	T&D Holdings, Inc.	126,600	1,619,815
	T&K Toka Co., Ltd.	17,100	127,467
	Tachibana Eletech Co., Ltd.	18,120	237,163
	Tachikawa Corp.	10,200	122,586
	Tachi-S Co., Ltd.	33,100	441,306
	Tadano, Ltd.	98,000	1,008,469
	Taihei Dengyo Kaisha, Ltd.	16,500	399,404
	Taiheiyo Cement Corp.	111,067	2,587,724
	Taiheiyo Kouhatsu, Inc.	6,300	36,752
#	Taiho Kogyo Co., Ltd.	16,200	137,753
	Taikisha, Ltd.	18,700	590,655
	Taiko Bank, Ltd. (The)	5,600	64,691
#	Taiko Pharmaceutical Co., Ltd.	12,700	113,721
	Taisei Corp.	73,900	2,490,531
	Taisei Lamick Co., Ltd.	4,500	113,904
	Taisei Oncho Co., Ltd.	600	10,664
	Taisho Pharmaceutical Holdings Co., Ltd.	20,000	1,120,061
	Taiyo Holdings Co., Ltd.	12,600	582,214
	Taiyo Yuden Co., Ltd.	27,500	1,411,323
	Takachiho Koheki Co., Ltd.	5,500	58,923
	Takamatsu Construction Group Co., Ltd.	14,100	260,039
	Takamatsu Machinery Co., Ltd.	4,100	27,158

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takamiya Co., Ltd.	15,500	$70,336
#	Takano Co., Ltd.	4,800	29,103
	Takaoka Toko Co., Ltd.	8,664	106,771
#	Takara & Co., Ltd.	7,600	122,343
	Takara Bio, Inc.	1,400	34,997
	Takara Holdings, Inc.	50,900	592,283
	Takara Leben Co., Ltd.	110,200	344,755
	Takara Standard Co., Ltd.	33,000	480,622
	Takasago International Corp.	14,800	367,879
	Takasago Thermal Engineering Co., Ltd.	34,300	630,021
	Takashima & Co., Ltd.	2,500	40,428
	Takashimaya Co., Ltd.	122,700	1,273,232
#	Takasho Co., Ltd.	9,600	77,263
*	Take And Give Needs Co., Ltd.	10,270	86,150
	TAKEBISHI Corp.	5,800	81,624
	Takeda Pharmaceutical Co., Ltd.	55,152	1,835,818
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	17,126	282,574
	Takeei Corp.	23,500	418,711
	Takemoto Yohki Co., Ltd.	4,100	37,501
	Takeuchi Manufacturing Co., Ltd.	24,100	600,857
	Takihyo Co., Ltd.	5,600	95,315
	Takisawa Machine Tool Co., Ltd.	5,000	51,848
	Takuma Co., Ltd.	28,400	456,029
	Tama Home Co., Ltd.	14,600	339,993
#	Tamagawa Holdings Co., Ltd.	1,800	19,628
	Tamron Co., Ltd.	12,100	290,650
#	Tamura Corp.	80,800	637,101
	Tanabe Engineering Corp.	3,100	24,950
	Tanseisha Co., Ltd.	44,250	342,053
#	Taoka Chemical Co., Ltd.	400	45,563
	Tatsuta Electric Wire and Cable Co., Ltd.	47,200	232,044
	Tayca Corp.	14,400	159,340
	Tazmo Co., Ltd.	4,000	66,811
	Tbk Co., Ltd.	14,600	54,802
	TBS Holdings, Inc.	22,000	331,103
	TDC Soft, Inc.	9,500	95,240
	TDK Corp.	21,400	2,441,740
	TechMatrix Corp.	20,800	327,882
	Techno Medica Co., Ltd.	4,900	71,429
	Techno Ryowa, Ltd.	7,000	57,898
#	Techno Smart Corp.	8,600	102,341
	Technoflex Corp.	4,500	41,277
	TechnoPro Holdings, Inc.	26,700	667,797
	Tecnos Japan, Inc.	8,600	47,290
	Teijin, Ltd.	161,100	2,425,678
	Teikoku Electric Manufacturing Co., Ltd.	6,300	69,633
	Teikoku Sen-I Co., Ltd.	17,100	306,375
	Teikoku Tsushin Kogyo Co., Ltd.	5,200	55,191
	Tekken Corp.	11,400	193,630
	Tenma Corp.	16,800	394,211
	Tenox Corp.	2,700	21,449
	Teraoka Seisakusho Co., Ltd.	8,000	27,175
	Terumo Corp.	17,000	659,782
	T-Gaia Corp.	10,700	192,957
	THK Co., Ltd.	10,800	309,412
#	Tigers Polymer Corp.	8,200	33,428
	TIS, Inc.	33,000	855,896
	TKC Corp.	11,500	341,387
	Toa Corp.	20,800	156,227

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toa Corp.	19,500	$439,802
	Toa Oil Co., Ltd.	6,600	167,131
	TOA ROAD Corp.	4,400	187,364
	Toabo Corp.	3,800	14,790
	Toagosei Co., Ltd.	94,000	981,950
	Tobishima Corp.	22,550	224,694
	TOC Co., Ltd.	40,000	234,795
	Tocalo Co., Ltd.	57,300	719,983
	Tochigi Bank, Ltd. (The)	110,900	169,949
	Toda Corp.	144,700	1,031,368
*	Toda Kogyo Corp.	3,100	73,364
	Toei Animation Co., Ltd.	3,400	465,209
	Toei Co., Ltd.	1,000	180,415
	Toell Co., Ltd.	1,700	12,761
	Toenec Corp.	6,900	235,224
	Togami Electric Manufacturing Co., Ltd.	2,000	34,819
	Toho Bank, Ltd. (The)	187,500	354,493
	Toho Co., Ltd.	2,900	126,250
*	Toho Co., Ltd.	6,600	91,450
	Toho Gas Co., Ltd.	2,900	140,962
	Toho Holdings Co., Ltd.	54,300	912,019
	Toho Titanium Co., Ltd.	31,400	342,170
	Toho Zinc Co., Ltd.	12,500	215,392
	Tohoku Bank, Ltd. (The)	7,400	67,366
	Tohoku Electric Power Co., Inc.	11,900	90,157
	Tohoku Steel Co., Ltd.	1,900	29,633
	Tohokushinsha Film Corp.	11,900	71,388
	Tokai Carbon Co., Ltd.	86,800	1,146,572
	Tokai Corp.	16,500	363,940
	TOKAI Holdings Corp.	69,000	565,441
	Tokai Lease Co., Ltd.	500	7,146
	Tokai Rika Co., Ltd.	57,600	897,657
	Tokai Tokyo Financial Holdings, Inc.	213,500	755,895
	Token Corp.	3,020	272,632
	Tokio Marine Holdings, Inc.	36,716	1,749,924
	Tokushu Tokai Paper Co., Ltd.	7,300	294,818
	Tokuyama Corp.	60,700	1,285,421
*	Tokyo Base Co., Ltd.	4,700	31,577
	Tokyo Century Corp.	13,000	715,429
	Tokyo Electron Device, Ltd.	5,300	246,942
	Tokyo Energy & Systems, Inc.	20,900	192,176
	Tokyo Individualized Educational Institute, Inc.	400	2,269
	Tokyo Keiki, Inc.	8,400	78,613
	Tokyo Kiraboshi Financial Group, Inc.	25,687	358,849
	Tokyo Ohka Kogyo Co., Ltd.	3,300	213,878
	Tokyo Printing Ink Manufacturing Co., Ltd.	1,100	22,807
	Tokyo Radiator Manufacturing Co., Ltd.	4,000	22,619
#	Tokyo Rakutenchi Co., Ltd.	3,200	115,850
*	Tokyo Rope Manufacturing Co., Ltd.	1,300	12,988
	Tokyo Sangyo Co., Ltd.	14,200	91,013
	Tokyo Seimitsu Co., Ltd.	20,400	873,402
	Tokyo Steel Manufacturing Co., Ltd.	58,600	588,641
	Tokyo Tatemono Co., Ltd.	131,900	1,984,421
	Tokyo Tekko Co., Ltd.	7,900	111,809
*	Tokyo Theatres Co., Inc.	7,000	79,128
	Tokyotokeiba Co., Ltd.	8,500	338,514
	Tokyu Construction Co., Ltd.	97,730	688,447
	Tokyu Fudosan Holdings Corp.	330,382	1,865,121
	Tokyu Recreation Co., Ltd.	1,971	85,669

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toli Corp.	35,000	$75,587
	Tomato Bank, Ltd.	6,200	58,757
	Tomen Devices Corp.	2,800	129,481
	Tomoe Corp.	20,300	70,830
	Tomoe Engineering Co., Ltd.	6,200	126,037
	Tomoku Co., Ltd.	8,000	139,288
	TOMONY Holdings, Inc.	159,100	433,389
	Tomy Co., Ltd.	85,900	754,571
	Tonami Holdings Co., Ltd.	5,600	250,973
	Topcon Corp.	74,900	1,056,252
	Toppan Forms Co., Ltd.	51,300	494,137
	Toppan, Inc.	56,900	965,199
	Topre Corp.	38,100	550,779
	Topy Industries, Ltd.	12,700	148,412
	Toray Industries, Inc.	532,900	3,508,712
	Torex Semiconductor, Ltd.	2,100	54,773
	Toridoll Holdings Corp.	25,200	465,143
	Torigoe Co., Ltd. (The)	13,900	100,973
	Torii Pharmaceutical Co., Ltd.	12,200	282,991
	Torishima Pump Manufacturing Co., Ltd.	14,500	115,050
	Tosei Corp.	28,900	300,082
	Toshiba Corp.	17,000	731,705
	Toshiba TEC Corp.	15,800	636,556
	Tosho Co., Ltd.	12,700	193,979
	Tosoh Corp.	100,600	1,765,436
	Totech Corp.	2,400	57,352
	Totetsu Kogyo Co., Ltd.	20,470	435,017
	TOTO, Ltd.	4,899	254,014
	Tottori Bank, Ltd. (The)	6,400	65,230
	Toukei Computer Co., Ltd.	1,400	60,769
#	Tow Co., Ltd.	23,400	67,293
	Towa Bank, Ltd. (The)	31,800	143,055
	Towa Corp.	13,400	294,072
	Towa Pharmaceutical Co., Ltd.	26,100	666,652
	Toyo Construction Co., Ltd.	94,700	507,109
	Toyo Corp.	22,900	239,839
	Toyo Denki Seizo K.K.	4,800	50,467
*	Toyo Engineering Corp.	33,799	257,621
	Toyo Gosei Co., Ltd.	2,700	297,759
	Toyo Ink SC Holdings Co., Ltd.	29,500	540,226
	Toyo Kanetsu K.K.	6,600	143,410
	Toyo Machinery & Metal Co., Ltd.	12,000	56,266
	Toyo Securities Co., Ltd.	47,300	65,466
	Toyo Seikan Group Holdings, Ltd.	86,800	1,181,025
	Toyo Sugar Refining Co., Ltd.	800	8,741
	Toyo Suisan Kaisha, Ltd.	26,700	1,019,335
	Toyo Tanso Co., Ltd.	13,800	362,444
	Toyo Tire Corp.	112,700	2,128,002
	Toyo Wharf & Warehouse Co., Ltd.	3,700	48,497
	Toyobo Co., Ltd.	91,000	1,154,794
	Toyoda Gosei Co., Ltd.	41,300	970,786
	Toyota Boshoku Corp.	59,900	1,208,399
	Toyota Industries Corp.	14,600	1,224,722
#	Toyota Motor Corp., Sponsored ADR	34,806	6,259,511
	Toyota Motor Corp.	86,018	7,722,307
	Toyota Tsusho Corp.	29,600	1,397,560
	TPR Co., Ltd.	21,200	296,984
	Traders Holdings Co., Ltd.	20,039	61,717
	Trancom Co., Ltd.	6,900	538,421

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Trans Genic, Inc.	12,100	$58,632
#	Transaction Co., Ltd.	8,200	95,123
	Transcosmos, Inc.	9,300	263,880
	Trend Micro, Inc.	7,300	380,061
	Tri Chemical Laboratories, Inc.	12,000	332,646
	Trinity Industrial Corp.	1,800	14,368
	Trusco Nakayama Corp.	18,800	496,956
	TS Tech Co., Ltd.	79,400	1,181,258
*	TSI Holdings Co., Ltd.	57,105	176,573
	Tsubaki Nakashima Co., Ltd.	42,600	642,176
	Tsubakimoto Chain Co.	26,500	807,011
	Tsubakimoto Kogyo Co., Ltd.	2,900	93,734
*	Tsudakoma Corp.	2,500	19,758
	Tsugami Corp.	34,300	485,974
*	Tsukada Global Holdings, Inc.	11,700	32,406
	Tsukishima Kikai Co., Ltd.	28,100	298,100
	Tsukuba Bank, Ltd.	85,900	132,494
	Tsumura & Co.	20,400	643,497
	Tsuruha Holdings, Inc.	2,900	342,388
	Tsurumi Manufacturing Co., Ltd.	13,600	221,340
	Tsutsumi Jewelry Co., Ltd.	4,600	100,457
	Tsuzuki Denki Co., Ltd.	2,300	33,301
	TV Asahi Holdings Corp.	21,600	335,731
	Tv Tokyo Holdings Corp.	11,900	223,790
	TYK Corp.	14,700	42,629
*	UACJ Corp.	33,707	889,681
	Ube Industries, Ltd.	118,720	2,384,432
#	Ubicom Holdings, Inc.	1,300	40,785
	Uchida Yoko Co., Ltd.	8,200	377,796
	Ueki Corp.	3,600	48,151
	Ulvac, Inc.	25,700	1,251,460
	Uniden Holdings Corp.	5,400	134,350
	Union Tool Co.	4,700	173,531
	Unipres Corp.	39,400	355,857
*	United Arrows, Ltd.	10,300	179,047
	United Super Markets Holdings, Inc.	52,300	511,628
	UNITED, Inc.	8,900	137,370
*	Unitika, Ltd.	59,300	181,741
*	Universal Entertainment Corp.	20,800	449,087
	UPR Corp.	1,400	32,361
	Urbanet Corp. Co., Ltd.	16,300	44,490
	Usen-Next Holdings Co., Ltd.	4,200	92,631
	Ushio, Inc.	84,000	1,505,200
	USS Co., Ltd.	15,900	276,786
	UT Group Co., Ltd.	11,700	367,204
	Utoc Corp.	7,500	35,303
#*	UUUM, CO., Ltd.	5,300	65,670
	V Technology Co., Ltd.	3,900	170,968
	Valor Holdings Co., Ltd.	43,700	928,045
	Valqua, Ltd.	12,400	242,196
	ValueCommerce Co., Ltd.	6,800	235,979
#	V-Cube, Inc.	8,200	175,595
	Vector, Inc.	21,300	201,339
	Vega Corp. Co., Ltd.	1,200	12,027
	Vertex Corp.	7,160	199,276
	VINX Corp.	4,200	34,851
	Vital KSK Holdings, Inc.	43,800	296,095
	VT Holdings Co., Ltd.	88,400	394,710
	Wacoal Holdings Corp.	40,500	922,435

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wacom Co., Ltd.	107,100	$620,573
	Waida Manufacturing Co., Ltd.	2,600	33,315
	Wakachiku Construction Co., Ltd.	9,500	150,158
	Wakita & Co., Ltd.	37,200	348,076
	Warabeya Nichiyo Holdings Co., Ltd.	14,500	308,282
	Waseda Academy Co., Ltd.	3,700	30,960
	Watahan & Co., Ltd.	15,200	172,929
	Watts Co., Ltd.	3,700	31,119
	Wavelock Holdings Co., Ltd.	5,600	35,212
	WDB Holdings Co., Ltd.	4,700	130,001
	Weathernews, Inc.	2,800	138,595
	Welbe, Inc.	4,000	47,593
	Welcia Holdings Co., Ltd.	11,800	401,668
	Wellnet Corp.	7,700	35,143
	West Holdings Corp.	21,281	956,767
	Will Group, Inc.	5,300	46,582
	WIN-Partners Co., Ltd.	6,800	61,828
	Wood One Co., Ltd.	5,300	57,981
	Workman Co., Ltd.	900	62,094
*	World Co., Ltd.	20,500	250,896
	World Holdings Co., Ltd.	9,600	279,088
	Wowow, Inc.	6,300	136,867
	Xebio Holdings Co., Ltd.	27,600	253,059
	YAC Holdings Co., Ltd.	6,500	71,122
	Yachiyo Industry Co., Ltd.	13,800	74,588
	Yahagi Construction Co., Ltd.	24,500	157,673
	Yaizu Suisankagaku Industry Co., Ltd.	5,200	45,350
	Yakult Honsha Co., Ltd.	3,700	218,651
	YAKUODO Holdings Co., Ltd.	12,600	265,529
	YAMABIKO Corp.	41,800	478,550
	Yamada Holdings Co., Ltd.	312,308	1,475,483
	Yamae Hisano Co., Ltd.	3,600	36,294
	Yamagata Bank, Ltd. (The)	24,499	189,599
	Yamaguchi Financial Group, Inc.	199,300	1,145,750
	Yamaha Corp.	1,700	94,204
	Yamaha Motor Co., Ltd.	93,100	2,331,288
	Yamaichi Electronics Co., Ltd.	23,500	349,472
	YA-MAN, Ltd.	15,500	174,793
	Yamanashi Chuo Bank, Ltd. (The)	23,900	178,425
	Yamatane Corp.	9,400	134,208
	Yamato Corp.	16,500	118,343
	Yamato Holdings Co., Ltd.	10,500	302,611
	Yamato Kogyo Co., Ltd.	35,900	1,220,782
	Yamaya Corp.	4,200	88,965
#	Yamazaki Baking Co., Ltd.	74,600	1,024,258
	Yamazen Corp.	50,900	480,346
#	Yaoko Co., Ltd.	8,900	537,071
	Yashima Denki Co., Ltd.	11,200	98,632
	Yaskawa Electric Corp.	5,400	267,390
	Yasuda Logistics Corp.	13,600	118,168
	Yasunaga Corp.	6,200	63,437
	YE DIGITAL Corp.	7,100	35,869
	Yellow Hat, Ltd.	31,600	609,073
	Yodogawa Steel Works, Ltd.	21,500	463,880
	Yokogawa Bridge Holdings Corp.	24,800	499,328
	Yokogawa Electric Corp.	68,900	1,059,970
	Yokohama Reito Co., Ltd.	50,700	411,457
	Yokohama Rubber Co., Ltd. (The)	107,999	2,156,572
	Yokowo Co., Ltd.	17,900	436,240

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yomeishu Seizo Co., Ltd.	7,600	$125,742
	Yondenko Corp.	4,000	108,024
	Yondoshi Holdings, Inc.	13,800	228,113
	Yorozu Corp.	21,500	239,912
*	Yoshimura Food Holdings KK	4,900	34,621
	Yotai Refractories Co., Ltd.	12,200	139,129
	Yuasa Funashoku Co., Ltd.	1,500	41,553
	Yuasa Trading Co., Ltd.	17,800	508,681
	Yuken Kogyo Co., Ltd.	2,300	36,846
	Yurtec Corp.	32,100	210,495
	Yushin Precision Equipment Co., Ltd.	13,400	105,519
	Yushiro Chemical Industry Co., Ltd.	7,600	82,016
	Yutaka Giken Co., Ltd.	1,200	22,110
	Z Holdings Corp.	88,800	444,460
	Zaoh Co., Ltd.	3,100	44,350
	Zenitaka Corp. (The)	2,200	80,770
	Zenkoku Hosho Co., Ltd.	19,700	893,807
	Zenrin Co., Ltd.	23,800	235,474
	Zensho Holdings Co., Ltd.	14,850	376,749
	Zeon Corp.	60,400	825,261
	ZERIA Pharmaceutical Co., Ltd.	11,100	210,320
	ZOZO, Inc.	14,100	480,228
	Zuiko Corp.	8,200	73,558
TOTAL JAPAN			866,906,648
LUXEMBOURG — (0.0%)
	B&S Group Sarl	19,292	191,784
NETHERLANDS — (4.2%)
	Aalberts NV	90,035	5,488,810
*	ABN AMRO Bank NV	161,364	1,880,958
*	Accell Group NV	24,245	1,200,671
#	Aegon NV	1,257,633	5,354,497
	Aegon NV	33,399	140,609
*	AFC Ajax NV	70	1,242
	Akzo Nobel NV	8,366	1,033,484
	AMG Advanced Metallurgical Group NV	19,117	597,942
	Amsterdam Commodities NV	19,115	545,698
	APERAM SA	37,199	2,331,303
	Arcadis NV	89,439	3,960,853
	ArcelorMittal SA	93,425	3,292,318
	ASM International NV	13,064	4,636,544
	ASML Holding NV	9,650	7,398,788
	ASR Nederland NV	149,446	6,141,722
#*	Basic-Fit NV	25,729	1,189,228
	BE Semiconductor Industries NV	51,270	4,499,382
	Boskalis Westminster	84,447	2,657,470
	Brunel International NV	24,707	327,190
	Coca-Cola European Partners P.L.C.	54,642	3,380,282
	Corbion NV	48,933	2,678,813
	Euronext NV	33,165	3,689,479
	Flow Traders	44,869	1,824,766
	ForFarmers NV	43,098	244,686
*	Fugro NV	47,361	447,714
*	GrandVision NV	485	16,323
	Heijmans NV	33,598	500,039
#	Heineken NV	16,440	1,914,466
	IMCD NV	23,623	4,092,969
	ING Groep NV, Sponsored ADR	33,099	423,667

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ING Groep NV	341,104	$4,376,601
*	Intertrust NV	82,149	1,356,298
*	Just Eat Takeaway.com NV	1,432	127,163
*	Just Eat Takeaway.com NV	4,349	385,083
	Kendrion NV	15,329	407,255
	Koninklijke Ahold Delhaize NV, Sponsored ADR	10,001	311,023
	Koninklijke Ahold Delhaize NV	437,995	13,615,003
*	Koninklijke BAM Groep NV	262,891	743,233
#	Koninklijke DSM NV	11,608	2,339,956
#	Koninklijke KPN NV	1,340,874	4,399,905
#	Koninklijke Philips NV	7,654	352,922
	Koninklijke Philips NV	40,620	1,870,140
	Koninklijke Vopak NV	61,770	2,615,498
	Nedap NV	3,190	238,749
#	NN Group NV	99,389	4,941,259
*	OCI NV	20,131	488,357
	Ordina NV	115,800	494,635
#	PostNL NV	255,673	1,383,594
	Prosus NV	3,798	338,851
	Randstad NV	97,050	7,041,034
	SBM Offshore NV	162,450	2,358,176
	Signify NV	139,981	7,841,560
*	Sligro Food Group NV	24,420	708,785
#	SNS NV	28,066	0
	Stellantis NV	684,296	13,139,323
	Stellantis NV	314,906	6,036,748
	TKH Group NV	38,856	2,065,738
*	TomTom NV	82,767	695,184
	Van Lanschot Kempen NV	19,704	506,030
	Wolters Kluwer NV	51,502	5,871,400
TOTAL NETHERLANDS			158,941,416
NEW ZEALAND — (0.5%)
#*	a2 Milk Co., Ltd. (The)	62,288	270,820
*	Air New Zealand, Ltd.	498,312	520,946
	Arvida Group, Ltd.	197,394	283,140
*	Auckland International Airport, Ltd.	125,345	632,412
	Chorus, Ltd.	312,524	1,341,485
	Chorus, Ltd., ADR	462	9,753
#*	Comvita, Ltd.	15,006	34,205
	EBOS Group, Ltd.	28,673	620,242
	Fletcher Building, Ltd.	332,287	1,769,330
	Fletcher Building, Ltd.	3,803	20,113
	Fonterra Co-operative Group, Ltd.	18,144	47,271
	Freightways, Ltd.	120,190	1,071,823
	Genesis Energy, Ltd.	63,571	152,052
*	Gentrack Group, Ltd.	19,890	29,365
	Hallenstein Glasson Holdings, Ltd.	23,447	118,166
	Heartland Group Holdings, Ltd.	530,812	758,320
	Infratil, Ltd.	104,741	533,543
	Investore Property, Ltd.	51,879	73,438
	Kathmandu Holdings, Ltd.	593,916	566,481
	Mainfreight, Ltd.	19,758	1,129,508
#	Napier Port Holdings, Ltd.	24,267	54,491
#*	New Zealand Refining Co., Ltd. (The)	154,623	89,305
#*	NZME, Ltd.	54,625	36,975
	NZX, Ltd.	165,499	221,394
	Oceania Healthcare, Ltd.	524,212	544,133
	PGG Wrightson, Ltd.	5,415	12,977

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Port of Tauranga, Ltd.	33,224	$165,257
*	Pushpay Holdings, Ltd.	53,480	63,411
*	Restaurant Brands New Zealand, Ltd.	16,705	186,375
	Ryman Healthcare, Ltd.	9,270	85,144
#*	Sanford, Ltd.	53,079	184,501
	Scales Corp., Ltd.	76,184	242,160
#*	Serko, Ltd.	6,303	31,345
	Skellerup Holdings, Ltd.	123,931	440,360
*	SKY Network Television, Ltd.	1,440,740	165,545
*	SKYCITY Entertainment Group, Ltd.	547,295	1,228,109
	Spark New Zealand, Ltd.	155,534	513,382
	Steel & Tube Holdings, Ltd.	101,052	81,076
	Summerset Group Holdings, Ltd.	212,479	1,911,473
#*	Synlait Milk, Ltd.	20,369	52,981
#*	Tourism Holdings, Ltd.	98,466	161,498
	TOWER, Ltd.	144,862	71,070
	Trustpower, Ltd.	8,621	47,204
	Turners Automotive Group, Ltd.	20,348	60,978
	Vector, Ltd.	33,846	96,035
*	Vista Group International, Ltd.	119,972	194,825
	Warehouse Group, Ltd. (The)	68,182	163,444
	Z Energy, Ltd.	331,508	681,136
TOTAL NEW ZEALAND			17,768,997
NORWAY — (0.8%)
	ABG Sundal Collier Holding ASA	325,871	362,504
	AF Gruppen ASA	7,627	161,220
#*	Akastor ASA	111,833	73,456
	Aker ASA, Class A	1,420	108,872
	Aker BP ASA	9,134	246,059
#*	Aker Solutions ASA	194,409	369,782
	American Shipping Co. ASA	50,675	176,686
#*	Archer, Ltd.	112,942	55,846
#*	ArcticZymes Technologies ASA	3,893	46,892
	Atea ASA	46,433	884,684
#	Austevoll Seafood ASA	37,855	477,248
	Avance Gas Holding, Ltd.	67,470	286,178
#*	Axactor SE	123,055	129,175
*	B2Holding ASA	166,279	169,728
	Bakkafrost P/F	644	54,729
	Bank Norwegian ASA	142,285	1,666,802
	Bonheur ASA	24,393	778,048
#*	Borr Drilling, Ltd.	1,670	1,273
*	Borr Drilling, Ltd.	712	527
	Borregaard ASA	39,309	1,022,582
#*	BW Energy, Ltd.	39,207	118,409
	BW LPG, Ltd.	97,983	565,919
	BW Offshore, Ltd.	105,723	358,635
*	Crayon Group Holding ASA	4,176	72,324
	DNB Bank ASA	108,244	2,216,450
*	DNO ASA	530,277	502,057
	Entra ASA	1,513	36,855
	Equinor ASA	102,610	1,998,759
	Europris ASA	171,503	1,153,997
	FLEX LNG, Ltd.	39,625	535,181
#	Frontline, Ltd.	56,139	450,553
	Gjensidige Forsikring ASA	4,148	94,919
*	Golar LNG, Ltd.	3,400	37,944
	Golden Ocean Group, Ltd.	50,488	497,478

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#*	Grieg Seafood ASA	14,173	$136,590
*	Hexagon Composites ASA	7,252	26,877
	Kid ASA	9,787	128,035
	Kitron ASA	49,059	107,790
	Komplett Bank ASA	101,556	98,424
*	Kongsberg Automotive ASA	64,131	20,178
	Kongsberg Gruppen ASA	17,712	507,289
	Leroy Seafood Group ASA	9,438	85,986
	Medistim ASA	1,204	42,990
	Mowi ASA	9,964	253,891
*	MPC Container Ships A/S	21,093	54,672
	Multiconsult ASA	501	10,151
*	Nordic Semiconductor ASA	15,788	516,975
	Norsk Hydro ASA	218,617	1,454,457
	Norske Skog ASA	7,948	27,386
	Norway Royal Salmon ASA	5,466	129,971
*	Norwegian Energy Co. ASA	6,879	112,393
#	Ocean Yield ASA	63,531	212,275
*	Odfjell Drilling, Ltd.	113,637	260,077
*	Odfjell SE, Class A	11,269	40,325
	Okeanis Eco Tankers Corp.	4,925	43,474
	Orkla ASA	38,360	348,401
*	Otello Corp. ASA	84,226	318,794
	Pareto Bank ASA	6,619	41,132
*	PGS ASA	399,196	195,535
	Protector Forsikring ASA	29,964	307,679
*	Q-Free ASA	37,365	42,793
*	REC Silicon ASA	170,410	334,531
	Salmar ASA	5,680	376,765
*	SATS ASA	6,325	15,019
	Sbanken ASA	84,781	1,032,433
	Selvaag Bolig ASA	38,194	252,866
	Sparebank 1 Oestlandet	874	12,144
	SpareBank 1 SR-Bank ASA	143,806	1,882,530
	Stolt-Nielsen, Ltd.	26,310	358,730
	Storebrand ASA	244,700	2,101,004
	Subsea 7 SA	139,295	1,115,215
	Telenor ASA	10,793	187,390
	TGS ASA	94,847	1,085,143
#*	Thin Film Electronics ASA	451,052	33,576
	Tomra Systems ASA	7,734	446,926
	Treasure ASA	54,160	101,424
	Veidekke ASA	44,267	570,160
*	Wallenius Wilhelmsen ASA	42,394	133,810
	Wilh Wilhelmsen Holding ASA, Class A	10,229	205,987
*	XXL ASA	4,783	10,462
	Yara International ASA	12,686	668,635
TOTAL NORWAY			32,161,061
PORTUGAL — (0.2%)
	Altri SGPS SA	71,462	431,668
*	Banco Comercial Portugues SA, Class R	7,742,386	1,102,027
	Banco Espirito Santo SA	712,067	0
	Corticeira Amorim SGPS SA	8,782	109,413
	CTT-Correios de Portugal SA	93,324	485,542
	EDP Renovaveis SA	16,322	383,265
	Galp Energia SGPS SA	224,720	2,191,406
*	Greenvolt-Energias Renovaveis SA	1,299	7,329
*	Ibersol SGPS SA	4,510	31,549

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Jeronimo Martins SGPS SA	16,289	$332,020
*	Mota-Engil SGPS SA	64,984	96,335
	Navigator Co. SA (The)	253,850	914,239
	NOS SGPS SA	223,270	827,790
#*	Novabase SGPS SA	3,851	21,246
	REN - Redes Energeticas Nacionais SGPS SA	38,179	106,534
	Sonae SGPS SA	907,317	895,702
TOTAL PORTUGAL			7,936,065
SINGAPORE — (0.9%)
	Accordia Golf Trust	702,300	11,040
#	AEM Holdings, Ltd.	84,500	243,776
	Amara Holdings, Ltd.	90,000	24,612
	Ascendas India Trust	234,200	250,679
	Avarga, Ltd.	188,200	41,728
*	Banyan Tree Holdings, Ltd.	176,900	39,930
	Bonvests Holdings, Ltd.	30,000	20,434
	Boustead Projects, Ltd.	26,174	25,240
	Boustead Singapore, Ltd.	181,732	159,551
	Bukit Sembawang Estates, Ltd.	128,900	522,348
	Bund Center Investment, Ltd.	22,000	8,744
	CapitaLand, Ltd.	114,501	340,179
*	Centurion Corp., Ltd.	103,500	25,960
#	China Aviation Oil Singapore Corp., Ltd.	289,100	215,452
	China Sunsine Chemical Holdings, Ltd.	346,200	130,032
	Chip Eng Seng Corp., Ltd.	367,100	120,620
	City Developments, Ltd.	66,300	334,450
#	Civmec, Ltd.	140,800	74,716
	ComfortDelGro Corp., Ltd.	487,600	565,671
#*	COSCO Shipping International Singapore Co., Ltd.	778,800	169,509
	CSE Global, Ltd.	144,800	54,999
	Dairy Farm International Holdings, Ltd.	37,000	139,043
	DBS Group Holdings, Ltd.	58,098	1,300,021
#	Del Monte Pacific, Ltd.	590,559	178,423
	Delfi, Ltd.	61,100	38,133
*	Ezion Holdings, Ltd.	70,344	421
#*	Ezra Holdings, Ltd.	730,927	1,111
	Far East Orchard, Ltd.	133,284	111,005
#	First Resources, Ltd.	427,300	428,370
	Food Empire Holdings, Ltd.	115,500	71,519
*	Fragrance Group, Ltd.	222,000	22,498
#	Frasers Property, Ltd.	193,800	161,638
	Frencken Group, Ltd.	276,400	387,900
	Fu Yu Corp., Ltd.	518,400	112,791
*	Gallant Venture, Ltd.	254,500	24,112
	Genting Singapore, Ltd.	169,100	100,902
	Geo Energy Resources, Ltd.	373,800	70,212
	Golden Agri-Resources, Ltd.	5,570,100	943,252
*	Golden Energy & Resources, Ltd.	70,900	20,132
	Great Eastern Holdings, Ltd.	6,000	95,708
*	GSH Corp., Ltd.	32,600	4,209
	GuocoLand, Ltd.	272,133	321,215
	Hafnia, Ltd.	49,473	95,444
*	Halcyon Agri Corp., Ltd.	145,408	27,293
	Hanwell Holdings, Ltd.	226,500	70,985
	Haw Par Corp., Ltd.	75,500	745,785
	Hiap Hoe, Ltd.	39,000	18,781
	Ho Bee Land, Ltd.	180,200	371,042
#	Hong Fok Corp., Ltd.	353,680	210,162

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hong Leong Asia, Ltd.	209,500	$137,543
	Hong Leong Finance, Ltd.	101,500	182,104
	Hongkong Land Holdings, Ltd.	236,000	1,070,726
	Hotel Grand Central, Ltd.	68,447	52,987
#	Hour Glass, Ltd. (The)	179,100	203,198
	Hutchison Port Holdings Trust	4,103,000	962,839
	Hwa Hong Corp., Ltd.	21,000	4,507
*	Hyflux, Ltd.	455,600	27,909
#	iFAST Corp., Ltd.	47,400	280,091
	IGG, Inc.	703,000	799,155
*	Indofood Agri Resources, Ltd.	512,100	120,648
	InnoTek, Ltd.	93,900	62,294
	Japfa, Ltd.	601,540	339,699
	Jardine Cycle & Carriage, Ltd.	44,044	666,334
	k1 Ventures, Ltd.	113,100	0
	Keppel Corp., Ltd.	224,100	905,988
	Keppel Infrastructure Trust	552,199	224,394
	KSH Holdings, Ltd.	112,625	30,321
	Low Keng Huat Singapore, Ltd.	98,100	33,425
*	Mandarin Oriental International, Ltd.	73,600	146,341
	Metro Holdings, Ltd.	401,100	234,846
	Micro-Mechanics Holdings, Ltd.	5,500	12,862
#*	Midas Holdings, Ltd.	1,120,000	29,758
*	mm2 Asia, Ltd.	250,000	12,584
	NetLink NBN Trust	197,100	141,788
	NSL, Ltd.	11,500	6,795
#*	Oceanus Group, Ltd.	2,520,200	64,867
	Olam International, Ltd.	134,435	130,704
	OUE, Ltd.	245,700	226,615
	Oversea-Chinese Banking Corp., Ltd.	102,646	928,662
	Oxley Holdings, Ltd.	726,344	123,348
	Pacific Century Regional Developments, Ltd.	79,400	21,097
	Pan-United Corp., Ltd.	58,750	13,924
	Propnex, Ltd.	9,000	12,749
	Q&M Dental Group Singapore, Ltd.	111,700	68,375
	QAF, Ltd.	135,353	98,458
*	Raffles Education Corp., Ltd.	646,646	47,761
	Raffles Medical Group, Ltd.	197,898	210,424
	Riverstone Holdings, Ltd.	196,800	176,057
*	SATS, Ltd.	20,880	61,746
	Sembcorp Industries, Ltd.	805,400	1,242,369
#*	Sembcorp Marine, Ltd.	7,678,056	650,709
	Sheng Siong Group, Ltd.	408,200	473,147
*	SHS Holdings, Ltd.	141,000	16,212
*	SIA Engineering Co., Ltd.	52,300	81,393
#	SIIC Environment Holdings, Ltd.	1,140,660	162,049
	Sinarmas Land, Ltd.	694,700	145,645
	Sing Holdings, Ltd.	86,800	24,361
	Sing Investments & Finance, Ltd.	13,500	14,817
*	Singapore Airlines, Ltd.	415,050	1,556,028
	Singapore Exchange, Ltd.	61,300	536,374
#	Singapore Land Group, Ltd.	91,984	182,900
	Singapore Post, Ltd.	835,400	394,752
	Singapore Press Holdings, Ltd.	768,900	1,066,834
	Singapore Technologies Engineering, Ltd.	82,600	243,933
	Singapore Telecommunications, Ltd.	21,700	36,375
#	Sinostar PEC Holdings, Ltd.	133,500	36,410
#	Stamford Land Corp., Ltd.	275,700	106,841
	StarHub, Ltd.	241,400	215,658

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Straits Trading Co., Ltd.	55,200	$115,270
#*	Swiber Holdings, Ltd.	189,500	2,853
	Tiong Woon Corp. Holding, Ltd.	68,000	26,301
	Tuan Sing Holdings, Ltd.	460,291	178,553
	UMS Holdings, Ltd.	222,662	264,701
	United Overseas Bank, Ltd.	65,282	1,262,135
	UOB-Kay Hian Holdings, Ltd.	234,635	272,000
	UOL Group, Ltd.	241,287	1,296,814
	Venture Corp., Ltd.	60,700	851,430
	Wee Hur Holdings, Ltd.	112,000	17,366
	Wilmar International, Ltd.	80,500	257,806
#	Wing Tai Holdings, Ltd.	479,068	647,004
	XP Power, Ltd.	6,054	432,493
	Yangzijiang Shipbuilding Holdings, Ltd.	1,300,600	1,316,113
	Yeo Hiap Seng, Ltd.	10,387	6,895
TOTAL SINGAPORE			32,460,241
SOUTH AFRICA — (0.0%)
*	Thungela Resources, Ltd.	6,023	18,660
SPAIN — (1.9%)
	Acciona SA	22,942	3,517,312
	Acerinox SA	91,008	1,216,579
	ACS Actividades de Construccion y Servicios SA	38,721	1,018,490
	Aedas Homes SA	4,391	133,049
*	Aena SME SA	2,627	418,341
	Alantra Partners SA	1,451	27,290
	Almirall SA	51,728	820,755
*	Amadeus IT Group SA	9,154	600,326
*	Amper SA	490,630	100,197
	Applus Services SA	82,628	795,458
*	Atresmedia Corp. de Medios de Comunicacion SA	66,451	274,722
	Banco Bilbao Vizcaya Argentaria SA	577,300	3,695,573
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	402,506	2,563,963
*	Banco de Sabadell SA	4,141,513	2,879,383
	Banco Santander SA	1,654,793	6,061,759
	Banco Santander SA, Sponsored ADR	76,315	280,075
	Bankinter SA	351,523	1,920,397
	Befesa SA	20,979	1,647,188
	CaixaBank SA	1,623,701	4,822,243
*	Caja de Ahorros del Mediterraneo	8,736	0
	Cellnex Telecom SA	9,412	613,819
	Cia de Distribucion Integral Logista Holdings SA	34,685	747,669
	CIE Automotive SA	37,064	1,104,957
*	Construcciones y Auxiliar de Ferrocarriles SA	17,533	743,783
*	Deoleo SA	100,407	42,050
#*	Distribuidora Internacional de Alimentacion SA	534,721	16,178
	Distribuidora Internacional de Alimentacion SA	4,113,200	124,422
	Ebro Foods SA	46,125	935,981
*	eDreams ODIGEO SA	37,385	309,475
	Elecnor SA	21,392	261,460
	Enagas SA	149,624	3,436,491
*	Ence Energia y Celulosa SA	107,249	331,505
	Endesa SA	30,179	733,066
*	Ercros SA	80,582	334,888
	Euskaltel SA	73,973	963,657
	Faes Farma SA	281,521	1,098,809
	Ferrovial SA	18,137	538,218
	Fluidra SA	13,543	549,016

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Fomento de Construcciones y Contratas SA	39,502	$452,376
*	Gestamp Automocion SA	112,558	550,427
	Global Dominion Access SA	67,965	363,003
	Grifols SA	6,187	157,347
	Grupo Catalana Occidente SA	21,853	818,120
	Grupo Empresarial San Jose SA	8,089	46,686
#*	Grupo Ezentis SA	71,326	27,444
	Iberdrola SA	354,335	4,264,450
	Iberpapel Gestion SA	3,316	73,420
#*	Indra Sistemas SA	105,913	1,108,743
	Industria de Diseno Textil SA	27,443	930,767
#	Laboratorio Reig Jofre SA	5,567	34,358
	Laboratorios Farmaceuticos Rovi SA	3,920	276,710
	Liberbank SA	1,790,193	601,603
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	708,689
	Mapfre SA	317,082	653,230
*	Mediaset Espana Comunicacion SA	170,055	1,013,691
*	Melia Hotels International SA	95,055	655,867
	Metrovacesa SA	13,275	110,504
	Miquel y Costas & Miquel SA	16,432	319,361
	Naturgy Energy Group SA	52,792	1,362,562
	Neinor Homes SA	23,518	342,287
#*	Obrascon Huarte Lain SA	211,775	153,429
	Pharma Mar SA	5,445	465,559
*	Promotora de Informaciones SA, Class A	93,235	97,437
	Prosegur Cash SA	88,443	86,621
	Prosegur Cia de Seguridad SA	181,048	618,518
*	Realia Business SA	69,253	61,041
	Red Electrica Corp. SA	38,398	760,617
	Repsol SA, Sponsored ADR	4,116	45,194
#	Repsol SA	352,421	3,860,036
	Sacyr SA	315,513	767,158
*	Solaria Energia y Medio Ambiente SA	8,776	169,538
*	Solarpack Corp. Tecnologica SA	7,836	243,184
*	Talgo SA	35,381	181,057
#*	Tecnicas Reunidas SA	23,011	194,554
#	Telefonica SA, Sponsored ADR	109,435	502,308
	Telefonica SA	107,291	490,841
#*	Tubacex SA	100,107	178,084
	Unicaja Banco SA	721,930	663,833
	Vidrala SA	9,725	1,169,132
	Viscofan SA	28,060	1,948,556
*	Vocento SA	22,927	31,022
	Zardoya Otis SA	91,505	620,110
TOTAL SPAIN			73,858,018
SWEDEN — (3.6%)
	AAK AB	12,309	293,440
	AcadeMedia AB	99,418	962,565
	Adapteo Oyj	36,052	692,282
	AddLife AB, Class B	18,116	604,333
	AddNode Group AB, Class B	9,944	431,108
	AddTech AB, Class B	123,980	2,579,715
	AFRY AB	58,787	2,003,370
	Alfa Laval AB	16,242	678,281
	Alimak Group AB	31,764	552,948
#	Ambea AB	35,299	259,334
*	Annehem Fastigheter AB, Class B	23,093	95,384
*	AQ Group AB	2,464	90,691

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Arise AB	14,632	$71,271
	Arjo AB, Class B	165,350	2,088,664
	Assa Abloy AB, Class B	26,509	850,310
*	Attendo AB	99,827	488,574
	Avanza Bank Holding AB	35,508	1,150,061
	Axfood AB	19,709	533,457
	Beijer Alma AB	29,777	726,258
*	Beijer Electronics Group AB	17,085	100,254
	Beijer Ref AB, Class B	40,747	860,429
	Bergman & Beving AB	20,380	398,664
	Bergs Timber AB, Class B	2,388	1,520
	Betsson AB, Class B	134,138	1,079,555
*	Better Collective A.S.	5,875	137,558
	Bilia AB, Class A	81,311	1,744,680
	BillerudKorsnas AB	170,727	3,693,215
	BioGaia AB, Class B	9,899	591,922
	Biotage AB	27,583	789,147
	Boliden AB	121,873	4,749,630
	Bonava AB, Class B	65,816	703,939
*	Boozt AB	9,987	215,207
	Boule Diagnostics AB	2,755	19,180
	Bravida Holding AB	109,539	1,694,842
	Bufab AB	32,505	1,257,943
	Bulten AB	14,852	158,488
	Bure Equity AB	62,993	3,398,573
	Byggmax Group AB	90,699	767,064
	Catella AB	17,101	59,013
	Catena AB	5,215	312,715
*	Catena Media P.L.C.	33,380	233,683
*	Cavotec SA	14,187	43,624
	Cellavision AB	2,702	142,335
*	CELLINK AB, Class B	2,095	136,776
*	Clas Ohlson AB, Class B	32,394	332,280
	Cloetta AB, Class B	250,153	811,855
*	Collector AB	15,782	65,797
#	Coor Service Management Holding AB	31,990	294,522
	Corem Property Group AB, Class B	61,043	155,048
	Dios Fastigheter AB	9,684	109,912
	Dometic Group AB	109,944	1,866,121
*	Doro AB	18,675	128,665
*	Duni AB	32,819	431,772
#	Dustin Group AB	67,622	784,817
	Eastnine AB	14,309	247,067
	Elanders AB, Class B	11,099	218,928
	Electrolux AB, Class B	34,960	918,167
*	Electrolux Professional AB, Class B	37,262	276,982
	Elekta AB, Class B	31,794	464,050
*	Eltel AB	39,179	104,691
*	Enea AB	12,041	332,158
	Eolus Vind AB, Class B	4,255	96,561
	Epiroc AB, Class A	13,996	326,032
	Epiroc AB, Class B	7,993	160,591
	Essity AB, Class A	1,404	45,780
	Essity AB, Class B	26,375	862,930
#	Evolution Gaming Group AB	8,962	1,559,390
	Fagerhult AB	32,127	295,741
	FastPartner AB, Class A	7,206	97,693
*	Fingerprint Cards AB, Class B	137,190	488,989
	G5 Entertainment AB	2,574	134,528

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	GARO AB	1,680	$24,424
	Getinge AB, Class B	28,478	1,237,569
	GHP Specialty Care AB	21,244	73,168
	Granges AB	108,665	1,436,225
*	Green Landscaping Group AB	1,084	11,012
#*	H & M Hennes & Mauritz AB, Class B	25,878	541,024
*	Haldex AB	44,109	271,221
	Heba Fastighets AB, Class B	2,700	43,846
	Hexagon AB, Class B	6,426	106,373
	Hexatronic Group AB	12,559	255,424
	Hexpol AB	92,753	1,262,827
	HMS Networks AB	2,565	120,419
#*	Hoist Finance AB	69,967	270,846
	Holmen AB, Class B	15,293	805,056
	Hufvudstaden AB, Class A	1,543	28,204
*	Humana AB	34,312	262,997
	Husqvarna AB, Class A	5,896	82,744
	Husqvarna AB, Class B	70,333	984,214
	ICA Gruppen AB	10,484	518,277
	Indutrade AB	49,394	1,611,151
	Instalco AB	10,187	548,584
#*	International Petroleum Corp.	65,905	319,594
	Intrum AB	39,889	1,235,968
	INVISIO AB	5,605	116,029
	Inwido AB	92,865	1,720,966
*	ITAB Shop Concept AB	3,909	8,106
	JM AB	43,406	1,531,691
*	Karo Pharma AB	6,482	41,184
	Kindred Group P.L.C.	109,207	1,787,558
	KNOW IT AB	20,767	728,311
	Kungsleden AB	26,023	351,339
	Lagercrantz Group AB, Class B	114,777	1,569,395
	LeoVegas AB	46,763	201,180
	Lifco AB, Class B	39,140	1,147,972
	Lime Technologies AB	2,574	119,313
	Lindab International AB	78,498	2,290,980
	Loomis AB, Class B	64,967	2,178,344
	Lundin Energy AB	7,830	244,095
*	Medcap AB	1,778	42,428
	Medicover AB, Class B	4,365	126,781
*	Mekonomen AB	47,993	767,626
	Midsona AB, Class B	5,387	44,914
#*	Millicom International Cellular SA	64,528	2,575,083
	MIPS AB	4,424	467,178
*	Modern Times Group MTG AB, Class B	85,462	1,214,111
	Momentum Group AB, Class B	21,198	472,045
	Munters Group AB	14,424	132,209
	Mycronic AB	35,726	1,049,228
	NCC AB, Class B	48,390	859,866
*	Nederman Holding AB	796	19,581
*	Nelly Group AB	7,354	29,122
*	Net Insight AB, Class B	243,578	100,644
*	New Wave Group AB, Class B	47,435	760,046
	Nibe Industrier AB, Class B	9,620	114,959
	Nobia AB	127,874	1,048,150
	Nobina AB	119,787	1,104,533
	Nolato AB, Class B	127,300	1,413,053
*	Nordic Entertainment Group AB, Class B	16,107	860,130
	Nordic Waterproofing Holding AB	6,260	150,809

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	NP3 Fastigheter AB	4,103	$103,233
	Nyfosa AB	52,318	809,552
	OEM International AB, Class B	10,872	174,926
#*	Orexo AB	6,724	30,588
*	Pandox AB, Class B	48,897	818,176
	Peab AB, Class B	115,465	1,346,499
	Platzer Fastigheter Holding AB, Class B	16,219	303,007
	Pricer AB, Class B	107,548	390,795
	Proact IT Group AB	21,402	200,409
#*	Qliro AB	7,354	30,607
	Ratos AB, Class B	233,127	1,652,492
*	RaySearch Laboratories AB	22,896	225,262
	Resurs Holding AB	132,449	638,839
*	Rottneros AB	66,194	77,871
	Saab AB, Class B	44,120	1,338,725
	Sagax AB, Class B	6,790	238,258
	Samhallsbyggnadsbolaget i Norden AB	189,129	947,522
	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	48,564
	Sandvik AB	23,722	618,582
#*	SAS AB	1,987,060	484,081
	Scandi Standard AB	48,812	324,373
#*	Scandic Hotels Group AB	4,659	18,979
	Sectra AB, Class B	11,719	933,841
	Securitas AB, Class B	55,019	970,174
	Semcon AB	12,800	192,643
*	Sensys Gatso Group AB	659,140	81,437
	Skandinaviska Enskilda Banken AB, Class A	163,787	2,215,209
	Skanska AB, Class B	62,229	1,756,703
	SKF AB, Class A	3,579	95,209
	SKF AB, Class B	82,575	2,197,044
*	SkiStar AB	23,926	447,068
*	SSAB AB, Class A	19,797	113,452
*	SSAB AB, Class A	107,286	612,686
*	SSAB AB, Class B	112,074	573,156
*	SSAB AB, Class B	222,527	1,137,522
	Svenska Cellulosa AB SCA, Class A	4,829	90,978
	Svenska Cellulosa AB SCA, Class B	108,105	2,010,768
	Svenska Handelsbanken AB, Class A	156,981	1,769,066
	Svenska Handelsbanken AB, Class B	4,398	52,847
	Sweco AB, Class B	39,241	627,492
#	Swedbank AB, Class A	91,154	1,775,098
	Swedish Match AB	100,420	899,258
*	Swedish Orphan Biovitrum AB	23,028	450,042
*	Systemair AB	9,720	383,238
	Tele2 AB, Class B	185,643	2,726,914
	Telefonaktiebolaget LM Ericsson, Class A	5,440	63,336
	Telefonaktiebolaget LM Ericsson, Class B	132,975	1,533,757
	Telia Co. AB	344,690	1,511,916
	Tethys Oil AB	25,559	170,079
	Thule Group AB	31,512	1,591,007
	Trelleborg AB, Class B	114,335	2,826,317
	Troax Group AB	16,507	597,571
	VBG Group AB, Class B	5,255	111,724
	Vitec Software Group AB, Class B	1,818	90,261
	Vitrolife AB	7,276	414,626
	Volati AB	1,181	20,928
	Volvo AB, Class A	26,969	655,735
	Volvo AB, Class B	195,670	4,614,243
	Wallenstam AB, Class B	5,314	89,232

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Wihlborgs Fastigheter AB	7,467	$173,971
TOTAL SWEDEN			136,891,083
SWITZERLAND — (7.2%)
	ABB, Ltd.	85,737	3,134,403
	Adecco Group AG	75,159	4,500,983
	Alcon, Inc.	55,359	4,030,135
	Alcon, Inc.	33,230	2,419,113
	Allreal Holding AG	16,566	3,425,906
	ALSO Holding AG	7,329	2,254,969
*	APG SGA SA	869	213,426
#	Arbonia AG	42,331	803,690
*	Aryzta AG	983,489	1,309,181
*	Ascom Holding AG	14,613	250,612
*	Autoneum Holding AG	3,722	714,687
	Bachem Holding AG, Class B	1,376	911,054
	Baloise Holding AG	27,155	4,281,542
	Banque Cantonale de Geneve	1,622	299,001
	Banque Cantonale Vaudoise	20,340	1,815,791
	Barry Callebaut AG	994	2,519,841
	Belimo Holding AG	3,269	1,688,345
	Bell Food Group AG	2,481	763,251
	Bellevue Group AG	10,612	499,083
	Berner Kantonalbank AG	5,066	1,160,376
	BKW AG	1,796	197,845
*	Bobst Group SA	9,691	832,256
	Bossard Holding AG, Class A	6,265	2,029,380
	Bucher Industries AG	7,508	4,178,342
	Burckhardt Compression Holding AG	955	374,693
	Burkhalter Holding AG	2,548	179,732
	Bystronic AG	1,460	2,008,926
	Calida Holding AG	4,273	202,768
	Carlo Gavazzi Holding AG	371	106,684
	Cembra Money Bank AG	27,958	2,904,414
#	Chocoladefabriken Lindt & Spruengli AG	7	810,864
	Cicor Technologies, Ltd.	1,805	127,115
	Cie Financiere Richemont SA	37,519	4,801,276
	Cie Financiere Tradition SA	1,331	168,947
#	Clariant AG	214,149	4,455,047
	Coltene Holding AG	4,044	540,009
	Comet Holding AG	875	286,513
*	COSMO Pharmaceuticals NV	2,669	250,439
	Credit Suisse Group AG	164,338	1,649,838
#	Credit Suisse Group AG, Sponsored ADR	205,612	2,066,397
	Daetwyler Holding AG	2,098	761,642
	DKSH Holding AG	39,733	3,358,889
	dormakaba Holding AG	1,607	1,111,680
*	Dufry AG	39,940	2,113,136
*	EDAG Engineering Group AG	6,901	91,672
	EFG International AG	164,502	1,336,404
	Emmi AG	2,346	2,583,219
	EMS-Chemie Holding AG	307	340,328
	Energiedienst Holding AG	1,651	70,085
#*	Evolva Holding SA	335,938	67,462
#*	Feintool International Holding AG	1,967	140,239
	Fenix Outdoor International AG	403	59,692
*	Flughafen Zurich AG	15,923	2,558,625
	Forbo Holding AG	826	1,767,928
	Galenica AG	38,455	2,919,235

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	GAM Holding AG	141,610	$306,356
	Geberit AG	3,368	2,765,390
	Georg Fischer AG	4,182	6,768,393
	Givaudan SA	466	2,325,919
	Gurit Holding AG	392	887,013
	Helvetia Holding AG	26,681	2,901,934
	Hiag Immobilien Holding AG	1,074	121,545
*	HOCHDORF Holding AG	837	49,820
	Holcim, Ltd.	86,588	5,075,887
	Holcim, Ltd.	28,089	1,643,095
	Huber & Suhner AG	16,084	1,367,909
*	Implenia AG	16,861	447,631
*	Ina Invest Holding AG	3,371	68,892
	Inficon Holding AG	1,156	1,392,692
	Interroll Holding AG	568	2,596,399
	Intershop Holding AG	491	338,652
	Investis Holding SA	928	105,381
*	IWG P.L.C.	457,454	1,993,026
	Julius Baer Group, Ltd.	125,844	8,305,950
*	Jungfraubahn Holding AG	3,075	491,544
	Kardex Holding AG	5,933	1,595,728
*	Komax Holding AG	3,885	1,141,452
#	Kudelski SA	29,355	132,779
	Kuehne + Nagel International AG	4,892	1,650,233
	Landis+Gyr Group AG	23,146	1,831,955
*	Lastminute.com NV	3,078	130,622
	LEM Holding SA	284	709,902
	Liechtensteinische Landesbank AG	15,182	896,031
	Logitech International SA	22,187	2,437,672
	Lonza Group AG	1,237	963,160
	Luzerner Kantonalbank AG	3,223	1,491,773
*	Medartis Holding AG	815	97,526
*	Meier Tobler Group AG	5,366	111,926
	Metall Zug AG	190	461,506
*	Meyer Burger Technology AG	395,364	204,709
*	Mikron Holding AG	4,766	35,761
	Mobilezone Holding AG	27,329	328,802
	Mobimo Holding AG	8,667	2,973,345
	Nestle SA	126,847	16,062,592
	Novartis AG, Sponsored ADR	70,669	6,529,109
	Novartis AG	26,754	2,474,167
	OC Oerlikon Corp. AG	150,757	1,706,494
*	Orascom Development Holding AG	10,410	135,572
#	Orell Fuessli AG	184	20,193
	Orior AG	6,068	572,647
	Partners Group Holding AG	1,784	3,047,721
	Peach Property Group AG	554	34,485
	Phoenix Mecano AG	622	318,732
	Plazza AG, Class A	757	278,230
	PSP Swiss Property AG	5,885	796,405
*	Rieter Holding AG	3,078	723,795
	Roche Holding AG	276	118,466
	Roche Holding AG	5,343	2,064,065
	Romande Energie Holding SA	77	113,372
	Schaffner Holding AG	381	121,448
	Schindler Holding AG	2,586	805,802
	Schweiter Technologies AG	1,082	1,694,556
*	Sensirion Holding AG	4,850	472,652
	SFS Group AG	17,673	2,634,940

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	SGS SA	364	$1,178,149
	Siegfried Holding AG	3,927	3,973,659
#*	Siemens Energy AG	62,359	1,696,466
	SIG Combibloc Group AG	198,730	5,863,683
	Sika AG	13,419	4,727,117
	Sonova Holding AG	3,691	1,449,215
	St Galler Kantonalbank AG	2,827	1,314,687
#	Straumann Holding AG	77	142,759
	Sulzer AG	16,925	2,483,550
	Swatch Group AG (The)	13,143	4,384,279
	Swatch Group AG (The)	17,789	1,155,284
	Swiss Life Holding AG	15,229	7,855,161
#	Swiss Prime Site AG	50,325	5,358,750
	Swiss Re AG	55,795	5,058,403
*	Swiss Steel Holding AG	392,344	194,550
	Swisscom AG	13,961	8,390,585
	Swissquote Group Holding SA	15,093	2,396,597
	Tecan Group AG	3,599	2,075,432
	Temenos AG	11,645	1,849,790
	Thurgauer Kantonalbank	690	79,974
#*	Tornos Holding AG	5,138	31,771
*	TX Group AG	2,598	259,541
*	u-blox Holding AG	7,016	553,550
	UBS Group AG	200,304	3,300,164
*	UBS Group AG	156,997	2,587,311
	Valiant Holding AG	13,190	1,371,781
*	Valora Holding AG	4,630	1,048,179
	Varia US Properties AG	523	22,270
	VAT Group AG	9,825	3,856,851
	Vaudoise Assurances Holding SA	1,091	553,682
	Vetropack Holding AG	10,541	696,664
	Vifor Pharma AG	14,889	2,082,253
*	Von Roll Holding AG	8,846	8,787
	Vontobel Holding AG	44,883	3,957,455
	VP Bank AG, Class A	3,915	465,774
	VZ Holding AG	9,565	861,953
*	V-ZUG Holding AG	1,900	290,020
	Walliser Kantonalbank	1,247	142,554
	Warteck Invest AG	32	86,884
#	Ypsomed Holding AG	3,233	513,951
	Zehnder Group AG	10,509	1,116,311
	Zug Estates Holding AG, Class B	246	528,174
	Zuger Kantonalbank AG	76	586,004
	Zurich Insurance Group AG	14,535	5,860,145
TOTAL SWITZERLAND			274,730,982
TAIWAN — (0.0%)
*	FIT Hon Teng, Ltd.	315,000	67,862
UNITED ARAB EMIRATES — (0.0%)
*	Lamprell P.L.C.	208,486	120,069
*	Shelf Drilling, Ltd.	49,021	26,342
TOTAL UNITED ARAB EMIRATES			146,411
UNITED KINGDOM — (12.3%)
	3i Group P.L.C.	79,240	1,408,348
*	4imprint Group P.L.C.	8,121	316,309
	888 Holdings P.L.C.	181,616	937,889

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	A.G. Barr P.L.C.	66,866	$534,155
	Aberdeen P.L.C.	1,072,476	4,230,848
	Admiral Group P.L.C.	25,512	1,205,149
	Afren P.L.C.	449,270	0
	Aggreko P.L.C.	219,743	2,653,063
	AJ Bell P.L.C.	41,138	240,184
	Alliance Pharma P.L.C.	174,269	251,935
*	Allied Minds P.L.C.	36,703	10,198
	Anglo American P.L.C.	60,227	2,668,897
	Anglo Pacific Group P.L.C.	95,643	180,379
	Anglo-Eastern Plantations P.L.C.	5,452	46,672
	Antofagasta P.L.C.	49,613	1,030,127
*	AO World P.L.C.	3,473	10,869
*	Arrow Global Group P.L.C.	135,228	573,189
*	Ascential P.L.C.	71,279	428,613
#	Ashmore Group P.L.C.	145,682	769,342
	Ashtead Group P.L.C.	37,817	2,829,825
*	ASOS P.L.C.	13,541	716,006
	Associated British Foods P.L.C.	25,421	706,879
*	Aston Martin Lagonda Global Holdings P.L.C.	850	23,040
*	Auto Trader Group P.L.C.	189,965	1,721,113
	Avast P.L.C.	5,659	45,605
	AVEVA Group P.L.C.	3,356	183,110
	Aviva P.L.C.	1,051,807	5,648,874
	Avon Protection P.L.C.	21,764	821,152
	B&M European Value Retail SA	337,744	2,594,832
*	Babcock International Group P.L.C.	494,042	1,755,893
	BAE Systems P.L.C.	220,942	1,771,412
	Bakkavor Group P.L.C.	23,751	41,664
	Balfour Beatty P.L.C.	320,189	1,348,403
*	Bank of Georgia Group P.L.C.	39,753	828,743
#	Barclays P.L.C., Sponsored ADR	449,799	4,403,532
	Barclays P.L.C.	833,914	2,017,304
	Barratt Developments P.L.C.	92,594	904,890
*	Beazley P.L.C.	260,616	1,418,691
	Begbies Traynor Group P.L.C.	23,992	46,307
	Bellway P.L.C.	63,655	2,906,317
	Berkeley Group Holdings P.L.C.	22,437	1,510,638
#	BHP Group P.L.C., ADR	67,738	4,422,614
*	Biffa P.L.C.	145,859	724,522
	Bloomsbury Publishing P.L.C.	50,401	252,774
	Bodycote P.L.C.	160,767	2,016,135
*	Boohoo Group P.L.C.	207,345	751,191
	BP P.L.C., Sponsored ADR	193,575	4,680,647
	BP P.L.C.	2,030,060	8,148,712
	Braemar Shipping Services P.L.C.	15,684	63,247
	Brewin Dolphin Holdings P.L.C.	255,441	1,273,207
	British American Tobacco P.L.C., Sponsored ADR	7,962	298,177
	British American Tobacco P.L.C.	154,373	5,741,501
	Britvic P.L.C.	193,215	2,613,358
*	BT Group P.L.C.	2,396,742	5,773,117
	Bunzl P.L.C.	29,104	1,078,223
	Burberry Group P.L.C.	29,279	839,824
	Burford Capital, Ltd.	69,102	755,637
	Cairn Energy P.L.C.	483,434	857,175
*	Capita P.L.C.	648,576	317,739
*	Card Factory P.L.C.	249,676	206,948
	CareTech Holdings P.L.C.	48,296	426,322
*	Carnival P.L.C.	10,040	198,730

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Carr's Group P.L.C.	10,633	$23,314
	Castings P.L.C.	9,986	54,665
	Centamin P.L.C.	1,175,120	1,749,031
	Centaur Media P.L.C.	24,139	16,097
	Central Asia Metals P.L.C.	50,043	170,344
*	Centrica P.L.C.	4,038,376	2,548,330
	Chemring Group P.L.C.	212,059	905,392
	Chesnara P.L.C.	74,404	282,274
#*	Cineworld Group P.L.C.	812,302	716,525
*	Circassia Group P.L.C.	36,010	16,950
	Clarkson P.L.C.	22,442	1,006,004
	Clinigen Group P.L.C.	75,986	633,410
	Clipper Logistics P.L.C.	11,529	135,211
	Close Brothers Group P.L.C.	96,860	2,076,189
	CLS Holdings P.L.C.	40,437	142,790
	CMC Markets P.L.C.	91,464	570,122
	CNH Industrial NV	18,151	303,351
	Coats Group P.L.C.	679,070	661,486
	Coca-Cola HBC AG	31,360	1,184,244
*	Compass Group P.L.C.	35,445	748,949
	Computacenter P.L.C.	61,493	2,324,546
	Concentric AB	24,609	566,286
	ContourGlobal P.L.C.	6,320	17,231
	ConvaTec Group P.L.C.	324,472	1,068,417
*	Costain Group P.L.C.	143,300	111,179
*	Countryside Properties P.L.C.	229,774	1,679,169
	Cranswick P.L.C.	30,099	1,691,190
*	Crest Nicholson Holdings P.L.C.	292,324	1,683,649
	Croda International P.L.C.	12,539	1,467,773
*	CVS Group P.L.C.	14,981	500,268
	Daily Mail & General Trust P.L.C., Class A	63,324	963,017
	DCC P.L.C.	4,586	383,955
*	De La Rue P.L.C.	48,430	121,038
#	Debenhams P.L.C.	2,335,023	0
	Dechra Pharmaceuticals P.L.C.	772	53,312
	Devro P.L.C.	164,604	507,272
*	DFS Furniture P.L.C.	73,949	272,648
	Diageo P.L.C., Sponsored ADR	2,322	460,244
*	Dialight P.L.C.	11,223	49,039
*	Dialog Semiconductor P.L.C.	45,634	3,509,779
#*	Dignity P.L.C.	18,727	207,031
	Diploma P.L.C.	50,015	2,054,583
	Direct Line Insurance Group P.L.C.	492,662	2,036,532
	DiscoverIE Group P.L.C.	57,635	831,582
	Diversified Energy Co., P.L.C.	322,312	471,800
*	Dixons Carphone P.L.C.	1,166,476	2,092,345
	Domino's Pizza Group P.L.C.	202,025	1,177,132
	dotdigital group P.L.C.	27,407	94,448
	Drax Group P.L.C.	452,646	2,530,786
	DS Smith P.L.C.	555,186	3,261,378
	Dunelm Group P.L.C.	58,420	1,076,408
*	easyJet P.L.C.	48,161	565,116
	EKF Diagnostics Holdings P.L.C.	11,782	12,283
	Electrocomponents P.L.C.	307,730	4,347,525
*	Elementis P.L.C.	559,831	1,108,305
	EMIS Group P.L.C.	37,849	678,647
*	Energean P.L.C	14,524	130,796
*	EnQuest P.L.C.	818,856	275,894
*	Entain P.L.C.	100,665	2,538,396

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Epwin Group P.L.C.	20,620	$32,393
*	Equiniti Group P.L.C.	324,964	808,323
#*	Esken, Ltd.	179,523	44,618
	ESKEN, Ltd.	22,440	1,216
	Essentra P.L.C.	199,994	787,970
	Euromoney Institutional Investor P.L.C.	57,101	807,001
	Evraz P.L.C.	92,690	791,932
	Experian P.L.C.	52,061	2,292,027
*	FD Technologies P.L.C.	637	20,725
	FDM Group Holdings P.L.C.	24,921	410,210
	Ferguson P.L.C.	15,967	2,238,348
	Ferrexpo P.L.C.	371,543	2,483,438
	Fevertree Drinks P.L.C.	1,483	49,318
*	Firstgroup P.L.C.	1,380,755	1,584,054
	Forterra P.L.C.	26,562	111,411
*	Foxtons Group P.L.C.	184,772	140,268
*	Frasers Group P.L.C.	245,013	2,052,898
	Fresnillo P.L.C.	11,378	129,440
*	Frontier Developments P.L.C.	1,251	46,084
*	Fuller Smith & Turner P.L.C., Class A	8,312	97,294
*	Funding Circle Holdings P.L.C.	4,666	9,014
	Future P.L.C.	12,107	579,982
	Galliford Try Holdings P.L.C.	93,014	205,593
	Games Workshop Group P.L.C.	11,163	1,763,641
	Gamesys Group P.L.C.	25,675	657,409
	Gamma Communications P.L.C.	11,686	336,403
	GB Group P.L.C.	962	11,633
	Gem Diamonds, Ltd.	187,716	161,726
	Genel Energy P.L.C.	158,881	317,442
	Genuit Group P.L.C.	127,903	1,135,455
	Genus P.L.C.	10,850	831,387
*	Georgia Capital P.L.C.	30,764	269,061
#	GlaxoSmithKline P.L.C., Sponsored ADR	77,488	3,110,368
	GlaxoSmithKline P.L.C.	16,968	335,013
	Glencore P.L.C.	919,409	4,129,205
*	Go-Ahead Group P.L.C. (The)	45,314	648,124
	Gooch & Housego P.L.C.	899	16,984
	Grafton Group P.L.C.	152,989	2,729,412
	Grainger P.L.C.	305,870	1,286,389
*	Greggs P.L.C.	109,352	4,190,125
	Gulf Keystone Petroleum, Ltd.	211,119	482,285
*	Gym Group P.L.C. (The)	52,794	201,942
	H&T Group P.L.C.	11,612	42,313
*	Halfords Group P.L.C.	242,686	1,199,463
	Halma P.L.C.	17,896	718,363
*	Harbour Energy P.L.C.	45,155	205,091
	Hargreaves Lansdown P.L.C.	31,344	710,906
	Harworth Group P.L.C.	6,436	14,026
*	Hays P.L.C.	378,396	777,859
	Headlam Group P.L.C.	39,397	289,502
	Helical P.L.C.	131,806	832,294
*	Helios Towers P.L.C.	19,042	43,347
	Henry Boot P.L.C.	36,616	139,060
	Hikma Pharmaceuticals P.L.C.	25,999	956,021
	Hill & Smith Holdings P.L.C.	74,079	1,672,380
	Hilton Food Group P.L.C.	22,753	360,467
*	Hiscox, Ltd.	101,137	1,228,134
	Hochschild Mining P.L.C.	267,038	572,104
*	Hollywood Bowl Group P.L.C.	39,371	128,709

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	HomeServe P.L.C.	115,256	$1,495,403
	Howden Joinery Group P.L.C.	314,734	3,922,080
	HSBC Holdings P.L.C.	160,618	886,643
	HSBC Holdings P.L.C., Sponsored ADR	320,826	8,845,173
*	HSS Hire Group P.L.C.	43,916	11,350
	Hunting P.L.C.	139,025	405,399
*	Hyve Group P.L.C.	127,871	233,802
	Ibstock P.L.C.	337,935	1,004,117
	IG Group Holdings P.L.C.	185,355	2,296,296
	IMI P.L.C.	164,140	4,015,671
	Impax Asset Management Group P.L.C.	11,846	198,810
	Imperial Brands P.L.C.	119,510	2,558,745
	Inchcape P.L.C.	463,838	5,478,735
*	Indivior P.L.C.	677,711	1,553,830
*	Informa P.L.C.	84,888	583,292
	IntegraFin Holdings P.L.C.	30,815	227,242
*	InterContinental Hotels Group P.L.C., ADR	4,801	317,137
*	InterContinental Hotels Group P.L.C.	7,890	521,115
	Intermediate Capital Group P.L.C.	11,592	349,328
*	International Personal Finance P.L.C.	201,729	418,747
#	Interserve P.L.C.	462,402	0
	Intertek Group P.L.C.	21,290	1,525,342
	Investec P.L.C.	365,968	1,390,354
	iomart Group P.L.C.	32,214	116,497
	IP Group P.L.C.	898,090	1,436,997
*	IQE P.L.C.	154,218	101,943
*	ITV P.L.C.	1,883,666	2,929,008
*	J D Wetherspoon P.L.C.	74,190	1,169,627
	J Sainsbury P.L.C.	1,144,272	4,505,946
	James Fisher & Sons P.L.C.	33,654	432,096
	James Halstead P.L.C.	3,697	27,518
	JD Sports Fashion P.L.C.	106,582	1,328,032
*	JET2 P.L.C.	15,834	272,626
	John Laing Group P.L.C.	277,560	1,545,717
*	John Menzies P.L.C.	41,277	182,764
*	John Wood Group P.L.C.	509,590	1,543,636
	Johnson Matthey P.L.C.	60,735	2,510,438
*	Johnson Service Group P.L.C.	126,967	274,791
	JTC P.L.C.	16,547	147,230
	Jupiter Fund Management P.L.C.	430,542	1,618,084
*	Just Group P.L.C.	1,047,216	1,451,455
	Kainos Group P.L.C.	43,100	1,034,608
	Keller Group P.L.C.	88,069	1,078,059
*	Keywords Studios P.L.C.	3,552	144,528
*	Kier Group P.L.C.	275,235	482,389
*	Kin & Carta P.L.C.	109,862	366,611
	Kingfisher P.L.C.	1,314,662	6,752,666
	Lancashire Holdings, Ltd.	117,130	1,036,579
	Learning Technologies Group P.L.C.	11,290	33,667
	Legal & General Group P.L.C.	391,537	1,418,330
*	Liberty Global P.L.C., Class A	12,962	348,030
*	Liberty Global P.L.C., Class C	31,782	853,665
	Liontrust Asset Management P.L.C.	5,493	159,771
	Lloyds Banking Group P.L.C.	7,117,813	4,500,358
	Lloyds Banking Group P.L.C., ADR	464,511	1,156,632
	London Stock Exchange Group P.L.C.	6,844	713,652
*	Lookers P.L.C.	248,660	231,854
*	LSL Property Services P.L.C.	36,412	213,086
	Luceco P.L.C.	7,552	40,790

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	M&G P.L.C.	1,352,385	$4,234,644
	Macfarlane Group P.L.C.	38,710	60,210
	Man Group P.L.C.	889,645	2,442,977
*	Marks & Spencer Group P.L.C.	1,407,901	2,650,416
	Marshalls P.L.C.	166,424	1,688,181
*	Marston's P.L.C.	694,415	808,828
	McBride P.L.C.	155,514	181,931
*	Mears Group P.L.C.	103,068	272,169
*	Mediclinic International P.L.C.	425,851	1,648,443
*	Meggitt P.L.C.	232,174	1,513,140
	Melrose Industries P.L.C.	1,127,603	2,505,838
	Micro Focus International P.L.C., Sponsored ADR	27,626	153,049
	Micro Focus International P.L.C.	182,135	1,014,806
	Midwich Group P.L.C.	1,516	12,404
*	Mitchells & Butlers P.L.C.	269,314	1,043,828
*	Mitie Group P.L.C.	841,211	741,009
	MJ Gleeson P.L.C.	12,801	146,930
	Mondi P.L.C.	94,607	2,622,861
	Moneysupermarket.com Group P.L.C.	296,633	1,046,915
	Morgan Advanced Materials P.L.C.	268,050	1,433,251
	Morgan Sindall Group P.L.C.	37,370	1,215,964
	Mortgage Advice Bureau Holdings, Ltd.	759	14,037
*	Motorpoint group P.L.C.	16,362	80,052
#*	N Brown Group P.L.C.	170,573	118,753
*	Naked Wines P.L.C.	21,040	256,699
*	National Express Group P.L.C.	256,547	969,505
	Natwest Group P.L.C.	900,334	2,526,983
	Natwest Group P.L.C., Sponsored ADR	46,608	260,539
	NCC Group P.L.C.	153,476	671,053
	Next Fifteen Communications Group P.L.C.	11,261	140,764
*	Next P.L.C.	12,595	1,379,701
	Ninety One P.L.C.	162,343	512,913
*	NMC Health P.L.C.	3,427	925
	Norcros P.L.C.	33,409	137,432
	Numis Corp. P.L.C.	30,521	151,763
*	On the Beach Group P.L.C.	95,956	433,687
	OSB Group P.L.C.	166,875	1,122,055
	Oxford Instruments P.L.C.	40,733	1,365,854
*	Pagegroup P.L.C.	203,479	1,738,295
	Pan African Resources P.L.C.	38,205	9,213
*	Pantheon Resources P.L.C.	149,011	114,446
	Paragon Banking Group P.L.C.	319,412	2,452,133
*	Parkmead Group P.L.C. (The)	27,786	18,750
	PayPoint P.L.C.	44,988	368,788
	Pearson P.L.C.	110,820	1,335,433
	Pearson P.L.C., Sponsored ADR	70,133	852,817
*	Pendragon P.L.C.	1,498,088	374,959
	Pennon Group P.L.C.	49,701	881,926
	Persimmon P.L.C.	39,922	1,610,358
#*	Petrofac, Ltd.	158,324	227,166
#*	Petropavlovsk P.L.C.	2,970,905	884,965
	Pets at Home Group P.L.C.	418,995	2,722,137
*	Pharos Energy P.L.C.	242,538	80,020
	Phoenix Group Holdings P.L.C.	328,239	3,093,270
*	Photo-Me International P.L.C.	267,503	278,631
*	Playtech P.L.C.	228,110	1,172,696
	Plus500, Ltd.	79,430	1,545,810
	Polar Capital Holdings P.L.C.	16,680	203,933
	Porvair P.L.C.	5,901	50,835

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	PPHE Hotel Group, Ltd.	3,390	$72,859
	Premier Foods P.L.C.	1,507,427	2,332,066
*	Provident Financial P.L.C.	114,010	448,794
#	Prudential P.L.C., ADR	17,767	666,085
	Prudential P.L.C.	25,712	482,841
*	PureTech Health P.L.C.	51,734	231,316
	PZ Cussons P.L.C.	211,344	737,491
	QinetiQ Group P.L.C.	218,543	999,156
	Quilter P.L.C.	576,245	1,284,533
*	Rank Group P.L.C.	148,414	339,259
	Rathbone Brothers P.L.C.	29,264	762,437
*	Raven Property Group, Ltd.	35,256	13,836
	Reach P.L.C.	740,087	3,956,146
	Reckitt Benckiser Group P.L.C.	18,830	1,440,489
	Record P.L.C.	26,741	32,757
	Redde Northgate P.L.C.	231,361	1,360,156
	Redrow P.L.C.	154,155	1,377,295
	RELX P.L.C., Sponsored ADR	35,523	1,052,546
	RELX P.L.C.	1,141	33,889
	Renew Holdings P.L.C.	1,669	17,313
*	Renewi P.L.C.	85,721	614,520
*	Renold P.L.C.	12,120	3,577
	Rentokil Initial P.L.C.	263,331	2,074,386
*	Restaurant Group P.L.C. (The)	391,897	625,134
	Ricardo P.L.C.	35,937	189,169
	Rightmove P.L.C.	179,160	1,747,608
	Rio Tinto P.L.C.	5,471	464,709
#	Rio Tinto P.L.C., Sponsored ADR	73,351	6,330,925
	RM P.L.C.	21,947	76,199
	Robert Walters P.L.C.	33,331	309,710
*	Rolls-Royce Holdings P.L.C.	382,912	528,847
	Rotork P.L.C.	405,807	2,035,010
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	301,345	11,918,195
	Royal Dutch Shell P.L.C., Class B	74,667	1,475,358
	Royal Mail P.L.C.	680,062	4,764,767
*	RPS Group P.L.C.	189,098	286,490
	RWS Holdings P.L.C.	74,224	584,171
	Sabre Insurance Group P.L.C.	18,819	60,647
*	Saga P.L.C.	74,272	365,468
	Sage Group P.L.C. (The)	105,369	1,027,073
	Sanne Group P.L.C.	3,771	44,195
	Savills P.L.C.	123,010	1,964,624
	Schroders P.L.C.	11,345	576,146
	Schroders P.L.C.	4,379	155,468
	ScS Group P.L.C.	3,189	12,924
	Secure Trust Bank P.L.C.	460	8,172
*	Senior P.L.C.	341,631	768,679
	Serco Group P.L.C.	172,819	339,751
	Serica Energy P.L.C.	72,783	158,141
	Severfield P.L.C.	95,528	105,010
	Severn Trent P.L.C.	20,628	801,843
*	SIG P.L.C.	449,991	284,924
	Smart Metering Systems P.L.C.	32,593	408,876
	Smith & Nephew P.L.C., Sponsored ADR	6,168	252,456
	Smith & Nephew P.L.C.	40,935	835,351
	Smiths Group P.L.C.	23,705	512,179
	Softcat P.L.C.	37,839	1,016,867
	Spectris P.L.C.	30,956	1,536,544
*	Speedy Hire P.L.C.	374,994	364,780

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirax-Sarco Engineering P.L.C.	13,079	$2,724,993
*	Spire Healthcare Group P.L.C.	301,858	930,680
	Spirent Communications P.L.C.	200,063	706,310
	SSE P.L.C.	144,102	2,889,171
*	SSP Group P.L.C.	223,317	809,830
	St James's Place P.L.C.	121,396	2,674,595
	St. Modwen Properties P.L.C.	285,035	2,212,291
*	Stagecoach Group P.L.C.	202,756	210,522
	Standard Chartered P.L.C.	631,178	3,783,789
	SThree P.L.C.	84,180	585,789
	Stock Spirits Group P.L.C.	117,640	419,856
	Strix Group P.L.C.	10,709	50,949
*	Studio Retail Group P.L.C.	41,980	166,851
*	Superdry P.L.C.	58,169	302,947
	Synthomer P.L.C.	300,635	2,211,252
	Tate & Lyle P.L.C.	278,416	2,856,221
	Taylor Wimpey P.L.C.	672,200	1,536,828
*	TBC Bank Group P.L.C.	26,107	440,180
*	Ted Baker P.L.C.	41,473	75,552
	Telecom Plus P.L.C.	53,037	755,338
*	Telit Communications P.L.C.	4,128	13,036
*	TEN Entertainment Group P.L.C.	4,386	15,318
	Tesco P.L.C.	896,708	2,903,005
	Thomas Cook Group P.L.C.	850,887	0
	TI Fluid Systems P.L.C., Class B	78,905	339,837
*	Topps Tiles P.L.C.	105,193	99,936
	TP ICAP Group P.L.C.	620,624	1,687,367
*	Travis Perkins P.L.C.	216,587	5,122,727
*	Trifast P.L.C.	53,698	106,233
	TT Electronics P.L.C.	100,427	372,687
*	TUI AG	40,169	188,598
*	Tullow Oil P.L.C.	1,179,618	735,218
	Tyman P.L.C.	37,939	223,143
*	U & I Group P.L.C.	131,215	166,748
	UDG Healthcare P.L.C.	83,586	1,251,821
	Ultra Electronics Holdings P.L.C.	56,105	2,470,507
	Unilever P.L.C., Sponsored ADR	9,677	556,718
	United Utilities Group P.L.C.	34,058	507,106
	Vectura Group P.L.C.	400,473	844,400
*	Vertu Motors P.L.C.	177,200	115,128
	Vesuvius P.L.C.	196,057	1,454,326
	Victrex P.L.C.	30,047	1,108,064
*	Virgin Money UK P.L.C.	623,246	1,730,473
	Vistry Group P.L.C.	116,853	1,936,639
	Vitec Group P.L.C. (The)	12,223	227,561
	Vivo Energy P.L.C.	159,413	232,531
	Vodafone Group P.L.C.	727,386	1,169,602
#	Vodafone Group P.L.C., Sponsored ADR	137,989	2,253,363
	Volex P.L.C.	27,147	132,441
	Vp P.L.C.	2,603	34,366
*	Watches of Switzerland Group P.L.C.	25,007	349,752
	Watkin Jones P.L.C.	58,999	190,684
*	Weir Group P.L.C. (The)	101,101	2,434,559
*	WH Smith P.L.C.	56,421	1,272,509
*	Whitbread P.L.C.	27,287	1,153,306
*	Wickes Group P.L.C.	242,688	847,656
	Wincanton P.L.C.	41,710	239,867
	Wm Morrison Supermarkets P.L.C.	1,071,069	3,980,709
	WPP P.L.C.	104,858	1,356,132

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#*	Xaar P.L.C.	62,087	$186,419
*	Young & Co's Brewery P.L.C., Class A	5,761	129,645
TOTAL UNITED KINGDOM			466,023,092
UNITED STATES — (0.1%)
*	Arko Corp.	10,269	85,076
	Clean Seas Seafood, Ltd.	9,318	3,693
	Ovintiv, Inc.	46,768	1,202,198
	Primo Water Corp.	34,578	570,664
	Primo Water Corp.	61,039	1,008,975
*	Samsonite International SA	588,000	1,094,444
TOTAL UNITED STATES			3,965,050
TOTAL COMMON STOCKS			3,643,873,819
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	11,102	952,929
	Biotest AG	11,540	489,957
	Draegerwerk AG & Co., KGaA	8,555	786,307
	Fuchs Petrolub SE	35,829	1,785,305
	Henkel AG & Co., KGaA	5,107	517,771
	Jungheinrich AG	31,493	1,732,487
	Porsche Automobil Holding SE	33,026	3,574,442
	Sartorius AG	3,894	2,355,530
	Sixt SE	9,270	768,152
	STO SE & Co., KGaA	1,933	490,597
	Villeroy & Boch AG	8,449	206,458
	Volkswagen AG	26,872	6,545,226
TOTAL GERMANY			20,205,161
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	107,712	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	14,098	0
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	10,911	52,473
*	Pan American Silver Corp. Rights 02/22/29	212,979	176,773
*	Pan American Silver Corp. Rights 02/22/29	122,913	102,018
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	1,840
TOTAL CANADA			333,104
ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	95,147	6,422
SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	926,727	0
TOTAL RIGHTS/WARRANTS			339,526
TOTAL INVESTMENT SECURITIES (Cost $2,649,586,463)			3,664,418,506

International Vector Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	11,465,230	$132,652,711
TOTAL INVESTMENTS — (100.0%)
(Cost $2,782,218,764)^^			$3,797,071,217
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$416,500	$218,049,082	—	$218,465,582
Austria	—	31,547,795	—	31,547,795
Belgium	1,739,680	43,942,901	—	45,682,581
Canada	362,477,036	991,509	—	363,468,545
China	—	347,653	—	347,653
Denmark	—	94,770,324	—	94,770,324
Finland	—	68,431,141	—	68,431,141
France	313,925	271,159,868	—	271,473,793
Germany	7,108,196	217,554,420	—	224,662,616
Hong Kong	291,990	86,285,779	—	86,577,769
Ireland	14,648,602	17,925,473	—	32,574,075
Israel	2,361,554	32,037,086	—	34,398,640
Italy	1,086,521	98,319,414	—	99,405,935
Japan	14,965,126	851,941,522	—	866,906,648
Luxembourg	—	191,784	—	191,784
Netherlands	19,921,007	139,020,409	—	158,941,416
New Zealand	9,753	17,759,244	—	17,768,997
Norway	38,471	32,122,590	—	32,161,061
Portugal	7,329	7,928,736	—	7,936,065
Singapore	18,781	32,441,460	—	32,460,241
South Africa	18,660	—	—	18,660
Spain	3,515,962	70,342,056	—	73,858,018
Sweden	425,967	136,465,116	—	136,891,083
Switzerland	15,212,952	259,518,030	—	274,730,982
Taiwan	—	67,862	—	67,862
United Arab Emirates	—	146,411	—	146,411
United Kingdom	53,194,128	412,828,964	—	466,023,092
United States	2,785,530	1,179,520	—	3,965,050
Preferred Stocks
Germany	—	20,205,161	—	20,205,161
Rights/Warrants
Canada	—	333,104	—	333,104
Italy	—	6,422	—	6,422
Securities Lending Collateral	—	132,652,711	—	132,652,711
TOTAL	$500,557,670	$3,296,513,547	—	$3,797,071,217

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$181,760,224
Investment in Dimensional Emerging Markets Value Fund		97,181,560
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,270,945	27,706,601
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $260,691,914)^^		$306,648,385
Summary of the Portfolio’s investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$306,648,385	—	—	$306,648,385
TOTAL	$306,648,385	—	—	$306,648,385

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.1%)
AUSTRALIA — (4.4%)
*	A2B Australia, Ltd.	25,878	$25,276
	Accent Group, Ltd.	81,685	164,003
	Adbri, Ltd.	73,673	191,889
*	Ainsworth Game Technology, Ltd.	23,871	17,558
*	Alliance Aviation Services, Ltd.	13,679	43,142
	Alumina, Ltd.	104,514	128,168
*	AMA Group, Ltd.	85,852	30,901
	AMP, Ltd.	720,370	551,859
	Ansell, Ltd.	16,779	485,153
*	Ardent Leisure Group, Ltd.	13,661	9,837
	Aurelia Metals, Ltd.	213,133	57,609
	Aurizon Holdings, Ltd.	269,336	764,350
	Austal, Ltd.	102,435	162,678
	Austin Engineering, Ltd.	60,306	7,300
*	Australian Agricultural Co., Ltd.	71,429	73,151
	Australian Pharmaceutical Industries, Ltd.	118,673	122,845
*	Australian Strategic Materials, Ltd.	11,239	71,786
	Australian Vintage, Ltd.	49,798	28,312
	Auswide Bank, Ltd.	8,313	38,180
	AVJennings, Ltd.	21,750	9,940
	Bank of Queensland, Ltd.	143,238	949,423
	Bapcor, Ltd.	55,304	332,573
	Base Resources, Ltd.	147,181	30,831
*	BCI Minerals, Ltd.	46,417	19,231
	Beach Energy, Ltd.	321,397	282,708
	Bega Cheese, Ltd.	38,123	144,494
	Bell Financial Group, Ltd.	35,130	45,213
	Bendigo & Adelaide Bank, Ltd.	148,589	1,127,981
	Bravura Solutions, Ltd.	43,622	108,844
	Brickworks, Ltd.	20,482	365,519
	BWX, Ltd.	29,236	107,175
	Capitol Health, Ltd.	129,634	33,827
	Capral, Ltd.	2,226	12,221
	Cardno, Ltd.	77,867	53,797
	Cash Converters International, Ltd.	185,464	36,085
*	Catapult Group International, Ltd.	3,119	3,944
	Cedar Woods Properties, Ltd.	18,857	91,925
	Challenger, Ltd.	121,097	506,848
	Cleanaway Waste Management, Ltd.	407,020	762,741
*	ClearView Wealth, Ltd.	3,322	1,119
*	Collection House, Ltd.	26,152	3,463
*	Cooper Energy, Ltd.	312,489	52,766
*	Corporate Travel Management, Ltd.	1,740	27,777
	Costa Group Holdings, Ltd.	75,042	177,121
	Credit Corp. Group, Ltd.	11,969	246,391
*	Crown Resorts, Ltd.	72,403	459,351
	CSR, Ltd.	102,646	421,066
*	Dacian Gold, Ltd.	42,131	7,694
*	Decmil Group, Ltd.	30,612	8,452
*	Domain Holdings Australia, Ltd.	52,665	188,838
	Downer EDI, Ltd.	132,626	515,978
	Earlypay, Ltd.	23,230	8,504
*	Eclipx Group, Ltd.	67,722	117,178
	Elanor Investor Group	16,331	23,126
	Elders, Ltd.	24,438	203,361

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Electro Optic Systems Holdings, Ltd.	15,960	$48,376
*	Elmo Software, Ltd.	3,827	13,364
*	Emeco Holdings, Ltd.	75,206	66,025
*	EML Payments, Ltd.	50,474	132,410
	Empired, Ltd.	18,885	18,149
	Enero Group, Ltd.	11,466	26,286
	EQT Holdings, Ltd.	4,779	95,336
*	Estia Health, Ltd.	63,584	110,231
	Eureka Group Holdings, Ltd.	31,844	14,601
*	EVENT Hospitality and Entertainment, Ltd.	17,248	158,367
	Evolution Mining, Ltd.	97,695	297,117
*	Experience Co., Ltd.	51,659	10,678
	Finbar Group, Ltd.	16,583	10,321
	Fleetwood, Ltd.	20,567	38,633
*	Flight Centre Travel Group, Ltd.	9,004	99,577
*	Frontier Digital Ventures, Ltd.	21,370	24,410
*	G8 Education, Ltd.	201,393	143,571
*	Genworth Mortgage Insurance Australia, Ltd.	90,733	135,729
	Gold Road Resources, Ltd.	166,474	160,681
*	Good Drinks Australia, Ltd.	87,656	5,478
	GrainCorp, Ltd., Class A	50,444	194,416
	GUD Holdings, Ltd.	18,647	161,484
	GWA Group, Ltd.	46,081	95,182
	Hansen Technologies, Ltd.	22,551	102,909
	Harvey Norman Holdings, Ltd.	107,795	450,197
	Healius, Ltd.	129,863	465,894
*	Helloworld Travel, Ltd.	5,910	6,853
*	Horizon Oil, Ltd.	246,669	21,609
*	HT&E, Ltd.	48,748	59,444
*	Humm Group, Ltd.	81,087	55,717
*	Huon Aquaculture Group, Ltd.	6,856	13,988
	IGO, Ltd.	138,594	945,618
	Iluka Resources, Ltd.	69,819	508,971
	Incitec Pivot, Ltd.	550,502	1,085,179
	Intega Group, Ltd.	77,867	30,037
	InvoCare, Ltd.	15,810	124,439
	IOOF Holdings, Ltd.	128,806	396,179
	iSelect, Ltd.	34,723	13,205
	IVE Group, Ltd.	19,904	21,986
*	Japara Healthcare, Ltd.	61,133	61,982
	Jupiter Mines, Ltd.	301,697	65,216
	Lindsay Australia, Ltd.	15,414	4,421
	Link Administration Holdings, Ltd.	110,117	392,863
*	Lynas Rare Earths, Ltd.	92,625	500,640
	MACA, Ltd.	85,857	56,422
	Macmahon Holdings, Ltd.	268,775	43,383
*	Maggie Beer Holdings, Ltd.	39,479	12,002
	MaxiTRANS Industries, Ltd.	44,156	23,392
*	Mayne Pharma Group, Ltd.	404,418	95,213
	McPherson's, Ltd.	30,963	24,120
	Medusa Mining, Ltd.	76,973	46,289
*	Metals X, Ltd.	140,780	28,322
	Metcash, Ltd.	171,340	507,241
	Michael Hill International, Ltd.	12,726	8,160
	Mineral Resources, Ltd.	9,253	428,129
*	MMA Offshore, Ltd.	94,336	25,621
	Monadelphous Group, Ltd.	14,090	111,844
	Monash IVF Group, Ltd.	81,202	51,804
	Money3 Corp., Ltd.	40,091	89,645

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Motorcycle Holdings, Ltd.	5,024	$10,140
	Mount Gibson Iron, Ltd.	117,936	74,639
*	Myer Holdings, Ltd.	241,875	87,948
	MyState, Ltd.	23,658	85,995
	Navigator Global Investments, Ltd.	25,565	33,033
	New Hope Corp., Ltd.	90,451	132,452
	Nickel Mines, Ltd.	130,734	105,485
	Nine Entertainment Co. Holdings, Ltd.	366,679	747,664
	NRW Holdings, Ltd.	79,987	100,601
*	Nufarm, Ltd.	69,779	221,324
	Oil Search, Ltd.	280,846	784,961
*	OM Holdings, Ltd.	28,351	16,770
	Omni Bridgeway, Ltd.	17,545	44,530
*	oOh!media, Ltd.	132,274	159,485
	Orica, Ltd.	42,831	390,651
	Origin Energy, Ltd.	257,433	777,766
*	Orocobre, Ltd.	38,073	230,338
	Orora, Ltd.	167,128	442,949
	Over the Wire Holdings, Ltd.	5,656	18,999
	OZ Minerals, Ltd.	93,279	1,581,452
	Pact Group Holdings, Ltd.	35,224	95,761
	Peet, Ltd.	77,093	66,118
	Pendal Group, Ltd.	51,578	306,187
*	Peninsula Energy, Ltd.	89,991	9,882
	Perenti Global, Ltd.	179,324	120,428
	Perpetual, Ltd.	10,197	281,821
*	Perseus Mining, Ltd.	282,700	345,487
	Premier Investments, Ltd.	24,711	489,181
	Probiotec, Ltd.	6,809	10,643
	Propel Funeral Partners, Ltd.	9,764	25,786
	QANTM Intellectual Property, Ltd.	10,224	8,483
	Qube Holdings, Ltd.	279,897	603,149
	Ramelius Resources, Ltd.	95,605	118,513
*	Red 5, Ltd.	81,314	11,621
	Regis Resources, Ltd.	12,007	22,631
*	Reject Shop, Ltd. (The)	5,847	22,699
	Reliance Worldwide Corp., Ltd.	110,296	450,522
*	Resolute Mining, Ltd.	247,450	97,537
*	Retail Food Group, Ltd.	464,641	27,241
*	Ridley Corp., Ltd.	59,215	49,562
	Sandfire Resources, Ltd.	38,140	193,047
	SeaLink Travel Group, Ltd.	921	6,292
	Select Harvests, Ltd.	25,199	147,215
	Senex Energy, Ltd.	43,644	101,973
	Servcorp, Ltd.	9,721	23,611
	Service Stream, Ltd.	66,636	44,361
	SG Fleet Group, Ltd.	17,725	38,690
	Shaver Shop Group, Ltd.	17,609	13,206
	Shriro Holdings, Ltd.	11,748	9,380
	Sigma Healthcare, Ltd.	198,428	91,729
*	Silver Lake Resources, Ltd.	219,062	244,834
*	Silver Mines, Ltd.	67,594	11,231
	Sims, Ltd.	38,162	461,342
	Southern Cross Electrical Engineering, Ltd.	15,526	5,815
*	Southern Cross Media Group, Ltd.	69,754	100,033
*	Speedcast International, Ltd.	40,831	0
*	Spirit Technology Solutions, Ltd.	44,550	10,173
	SRG Global, Ltd.	67,640	29,027
	St Barbara, Ltd.	112,592	145,774

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Star Entertainment Grp, Ltd. (The)	186,498	$470,057
	Sunland Group, Ltd.	37,093	70,426
	Super Retail Group, Ltd.	37,069	361,591
*	Superloop, Ltd.	71,562	46,096
*	Syrah Resources, Ltd.	91,137	94,046
	Tabcorp Holdings, Ltd.	38,743	141,416
	Tassal Group, Ltd.	58,211	138,606
	Treasury Wine Estates, Ltd.	4,289	37,622
	Tribune Resources, Ltd.	2,830	11,213
*	Tuas, Ltd.	29,329	13,730
	United Malt Grp, Ltd.	57,748	191,051
	Virtus Health, Ltd.	19,783	101,371
	Vita Group, Ltd.	30,083	22,270
	Viva Energy Group, Ltd.	123,200	186,849
*	Webjet, Ltd.	46,700	171,478
	Western Areas, Ltd.	87,370	167,906
*	Westgold Resources, Ltd.	71,484	91,714
*	Whitehaven Coal, Ltd.	205,118	334,304
	Worley, Ltd.	68,218	560,165
TOTAL AUSTRALIA			33,500,936
AUSTRIA — (1.0%)
	Addiko Bank AG	2,488	42,022
	Agrana Beteiligungs AG	3,056	64,898
*	ams AG	45,490	869,259
	BAWAG Group AG	12,520	711,255
	Erste Group Bank AG	35,387	1,371,267
	EVN AG	8,148	197,268
	OMV AG	7,058	381,088
	POLYTEC Holding AG	3,462	41,388
*	Porr AG	2,217	43,277
	Raiffeisen Bank International AG	46,243	1,093,404
	Rhi Magnesita NV	2,226	117,289
	Rosenbauer International AG	685	39,530
	S&T AG	1,230	31,216
	Semperit AG Holding	1,824	67,188
	Strabag SE	3,802	172,504
	Telekom Austria AG, Class A	12,183	103,827
	UNIQA Insurance Group AG	33,078	283,526
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,748	268,641
	voestalpine AG	34,921	1,540,563
	Zumtobel Group AG	5,267	55,823
TOTAL AUSTRIA			7,495,233
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,082	1,048,069
	Ageas SA	41,644	2,199,040
*	AGFA-Gevaert NV	48,553	239,479
	Atenor	834	59,750
	Banque Nationale de Belgique	33	68,526
	Bekaert SA	8,217	390,242
	Cie d'Entreprises CFE	1,715	175,165
	Deceuninck NV	15,841	64,843
	D'ieteren Group	5,147	824,953
	Econocom Group SA	25,073	109,036
	Euronav NV	42,244	367,095
*	Euronav NV	15,884	137,397
	EVS Broadcast Equipment SA	3,184	66,123

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Exmar NV	8,225	$36,102
*	Galapagos NV, Sponsored ADR	300	18,162
	Gimv NV	5,685	362,749
*	Greenyard NV	4,219	46,044
	Immobel SA	1,012	85,710
	Jensen-Group NV	937	32,730
*	Ontex Group NV	20,561	228,708
*	Picanol	480	43,433
	Proximus SADP	34,156	701,915
	Recticel SA	10,448	172,168
	Sipef NV	1,661	92,497
	Solvay SA	9,961	1,330,356
	TER Beke SA	150	20,262
*	Tessenderlo Group SA	5,297	224,070
	Titan Cement International SA	6,516	123,324
	Van de Velde NV	471	13,915
	VGP NV	79	16,264
	Viohalco SA	1,948	10,465
TOTAL BELGIUM			9,308,592
BRAZIL — (1.1%)
*	Alliar Medicos A Frente SA	8,300	16,159
	Alper Consultoria e Corretora de Seguros SA	1,600	16,214
*	Anima Holding SA	38,436	84,868
	Atacadao SA	41,953	152,966
*	BK Brasil Operacao e Assessoria a Restaurantes SA	34,800	70,292
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	18,021	99,962
*	BRF SA	102,300	503,226
*	C&A Modas Ltda	19,500	44,367
	Camil Alimentos SA	30,200	51,607
	CCR SA	151,308	377,671
	Cia Brasileira de Distribuicao	28,519	169,912
	Cia de Locacao das Americas	58,260	304,150
	Cia Hering	12,800	91,424
	Cielo SA	226,686	147,112
*	Cogna Educacao	334,586	233,839
	Construtora Tenda SA	22,584	97,261
	CSU Cardsystem SA	11,000	46,254
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	42,324	169,434
	Dimed SA Distribuidora da Medicamentos	12,400	45,712
	Direcional Engenharia SA	24,900	60,765
	Duratex SA	87,395	369,666
*	Embraer SA	74,689	266,590
*	Embraer SA, Sponsored ADR	13,637	195,009
	Enauta Participacoes SA	27,900	80,300
	Even Construtora e Incorporadora SA	37,197	64,349
	Ez Tec Empreendimentos e Participacoes SA	12,335	65,130
	Fras-Le SA	7,200	21,884
*	Gafisa SA	27,314	19,719
	Grendene SA	73,400	155,446
	Guararapes Confeccoes SA	24,500	82,886
	Helbor Empreendimentos SA	11,820	17,612
	Hypera SA	28,912	197,900
	Iguatemi Empresa de Shopping Centers SA	16,100	126,216
	Industrias Romi SA	4,783	21,251
*	International Meal Co. Alimentacao SA, Class A	52,337	38,990
*	Iochpe-Maxion SA	24,626	68,465
	IRB Brasil Resseguros SA	131,641	143,565
	JHSF Participacoes SA	55,576	79,604

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Kepler Weber SA	7,900	$82,819
	M Dias Branco SA	14,078	84,226
	Mahle-Metal Leve SA	9,500	58,241
	Marcopolo SA	31,900	17,150
*	Marisa Lojas SA	8,732	12,960
	Mills Estruturas e Servicos de Engenharia SA	27,900	42,801
	Movida Participacoes SA	18,376	79,068
	MRV Engenharia e Participacoes SA	71,100	195,761
	Multiplan Empreendimentos Imobiliarios SA	44,891	201,259
*	Petro Rio SA	105,105	360,222
	Porto Seguro SA	18,884	187,308
	Portobello SA	12,600	34,256
	Positivo Tecnologia SA	18,900	45,905
*	Santos Brasil Participacoes SA	37,300	64,885
	Sao Carlos Empreendimentos e Participacoes SA	3,700	29,660
	Sao Martinho SA	36,952	227,533
	Ser Educacional SA	13,793	42,346
	SLC Agricola SA	26,745	231,080
	Sul America SA	43,466	249,784
*	Tecnisa SA	7,380	9,990
	Tegma Gestao Logistica SA	7,300	30,247
	TIM SA	114,485	248,830
	Trisul SA	15,300	25,616
*	Tupy SA	18,296	76,932
	Ultrapar Participacoes SA	89,597	304,147
	Unipar Carbocloro SA	2,916	54,308
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,000	96,723
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,559	31,536
*	Vulcabras Azaleia SA	17,600	30,481
	YDUQS Participacoes SA	45,400	246,341
TOTAL BRAZIL			8,200,192
CANADA — (7.1%)
*	5N Plus, Inc.	8,500	18,123
	Acadian Timber Corp.	3,300	46,448
*	Advantage Energy, Ltd.	43,500	163,526
	Aecon Group, Inc.	14,609	238,292
	AG Growth International, Inc.	2,000	51,860
	AGF Management, Ltd., Class B	22,400	135,556
*	Aimia, Inc.	11,148	42,265
	Alamos Gold, Inc., Class A	103,657	842,483
	Alamos Gold, Inc., Class A	1,380	11,206
	Alaris Equity Partners Income	11,300	161,222
*	Alcanna, Inc.	5,500	28,699
	Algoma Central Corp.	2,700	33,609
	AltaGas, Ltd.	65,573	1,388,091
	Altius Minerals Corp.	7,000	95,944
	Andrew Peller, Ltd., Class A	3,700	26,424
	ARC Resources, Ltd.	184,502	1,396,039
*	Argonaut Gold, Inc.	50,107	134,947
*	ATS Automation Tooling Systems, Inc.	3,400	102,360
*	Aurora Cannabis, Inc.	14,748	103,531
*	AutoCanada, Inc.	6,478	263,565
	B2Gold Corp.	63,280	265,143
	Birchcliff Energy, Ltd.	79,334	299,506
	Bird Construction, Inc.	5,928	40,578
*	Black Diamond Group, Ltd.	9,300	30,190
	Calian Group, Ltd.	1,200	58,750

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Calibre Mining Corp.	9,100	$11,014
	Cameco Corp.	60,565	1,077,218
	Cameco Corp.	24,071	428,464
	Canaccord Genuity Group, Inc.	17,950	195,672
	Canacol Energy, Ltd.	21,949	56,122
	Canadian Tire Corp., Ltd., Class A	7,611	1,170,932
	Canadian Western Bank	25,124	684,889
*	Canfor Corp.	13,400	258,742
*	Canfor Pulp Products, Inc.	8,800	47,752
*	Capstone Mining Corp.	118,700	531,848
	Cascades, Inc.	27,037	346,523
*	Celestica, Inc.	15,058	133,564
*	Celestica, Inc.	14,941	132,093
	Cenovus Energy, Inc.	41,522	346,460
	Cenovus Energy, Inc.	53,312	444,622
	Centerra Gold, Inc.	52,346	420,832
	Cervus Equipment Corp.	2,400	27,778
*	CES Energy Solutions Corp.	77,075	100,081
	China Gold International Resources Corp., Ltd.	61,049	154,139
	CI Financial Corp.	5,100	92,999
	Cogeco Communications, Inc.	2,921	276,577
	Cogeco, Inc.	1,100	81,989
*	Colabor Group, Inc.	12,300	11,141
*	Copper Mountain Mining Corp.	45,910	132,843
	Corus Entertainment, Inc., Class B	45,180	209,676
	Crescent Point Energy Corp.	108,306	395,860
*	Cronos Group, Inc.	18,042	132,970
	Dexterra Group, Inc.	11,120	59,272
	Doman Building Materials Group, Ltd.	15,457	85,487
*	Dorel Industries, Inc., Class B	8,800	99,949
	DREAM Unlimited Corp., Class A	10,700	230,278
	Dundee Precious Metals, Inc.	49,900	301,976
	Dynacor Gold Mines, Inc.	5,700	12,062
	ECN Capital Corp.	78,797	662,536
	E-L Financial Corp., Ltd.	400	295,608
*	Eldorado Gold Corp.	40,242	376,103
	Element Fleet Management Corp.	116,683	1,335,551
	Empire Co., Ltd., Class A	25,125	825,081
	Endeavour Mining P.L.C.	28,875	687,628
	Enerflex, Ltd.	26,929	156,273
	Enerplus Corp.	62,163	387,149
*	Ensign Energy Services, Inc.	38,662	56,090
*	Equinox Gold Corp.	10,284	71,550
	Equitable Group, Inc.	2,653	318,972
	Exchange Income Corp.	2,667	88,052
	Exco Technologies, Ltd.	7,000	57,679
*	EXFO, Inc.	7,100	40,462
	Fairfax Financial Holdings, Ltd.	4,683	1,972,671
	Fiera Capital Corp., Class A	9,080	80,640
	Finning International, Inc.	25,785	666,739
*	Fortuna Silver Mines, Inc.	40,777	193,818
*	Frontera Energy Corp.	8,265	50,679
*	Galiano Gold, Inc.	46,170	45,519
	George Weston, Ltd.	800	82,962
	Gildan Activewear, Inc.	2,300	79,327
*	GoldMoney, Inc.	8,400	19,121
*	Gran Tierra Energy, Inc.	122,760	73,798
	Hardwoods Distribution, Inc.	1,900	53,698
*	Heroux-Devtek, Inc.	6,600	91,996

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	High Liner Foods, Inc.	6,800	$71,510
	HLS Therapeutics, Inc.	1,200	16,371
*	Home Capital Group, Inc., Class B	16,933	527,290
	Hudbay Minerals, Inc.	63,353	452,449
*	i-80 Gold Corp.	20,913	43,918
	iA Financial Corp., Inc.	19,844	1,097,814
*	IAMGOLD Corp.	128,872	352,239
	IGM Financial, Inc.	10,536	371,834
	Imperial Oil, Ltd.	13,171	360,622
	Inter Pipeline, Ltd.	56,121	898,764
	Interfor Corp.	15,644	320,880
	K-Bro Linen, Inc.	1,000	34,779
*	Kelt Exploration, Ltd.	39,890	108,390
	Keyera Corp.	31,474	842,603
	Kinross Gold Corp.	147,235	964,179
	Kinross Gold Corp.	15,197	99,692
	KP Tissue, Inc.	3,200	26,778
	Lassonde Industries, Inc., Class A	500	69,161
	Laurentian Bank of Canada	12,495	424,646
	Leon's Furniture, Ltd.	6,700	124,537
*	Lightstream Resources, Ltd.	32,000	0
	Linamar Corp.	11,026	652,404
*	Lucara Diamond Corp.	52,116	30,077
	Lundin Mining Corp.	149,714	1,364,418
	Magellan Aerospace Corp.	4,179	34,267
*	Major Drilling Group International, Inc.	24,450	168,540
	Maple Leaf Foods, Inc.	8,200	162,409
	Martinrea International, Inc.	21,337	216,517
*	Mav Beauty Brands, Inc.	2,700	8,851
*	MDF Commerce, Inc.	2,900	23,245
	Medical Facilities Corp.	7,992	52,849
*	MEG Energy Corp.	55,409	353,523
	Melcor Developments, Ltd.	4,500	45,483
	Methanex Corp.	6,800	229,138
	Methanex Corp.	2,792	93,979
	MTY Food Group, Inc.	2,400	130,773
	Mullen Group, Ltd.	26,838	291,484
*	New Gold, Inc.	163,375	267,141
	NFI Group, Inc.	10,406	225,953
	North American Construction Group, Ltd.	5,300	79,394
*	NuVista Energy, Ltd.	38,400	107,727
*	OceanaGold Corp.	171,419	333,880
	Osisko Gold Royalties, Ltd.	20,443	278,723
	Osisko Gold Royalties, Ltd.	2,180	29,735
	Pan American Silver Corp.	10,485	294,314
	Paramount Resources, Ltd., Class A	16,672	215,812
*	Parex Resources, Inc.	30,636	503,397
	Park Lawn Corp.	6,223	179,916
	Pason Systems, Inc.	15,200	96,736
	Peyto Exploration & Development Corp.	41,697	241,639
	PFB Corp.	700	12,736
	PHX Energy Services Corp.	11,400	37,647
	Pizza Pizza Royalty Corp.	7,500	68,892
	Polaris Infrastructure, Inc.	6,400	96,133
*	Precision Drilling Corp.	4,380	145,696
*	Pretium Resources, Inc.	35,160	327,758
	Quarterhill, Inc.	34,899	66,575
*	Recipe Unlimited Corp.	1,300	23,184
	Rogers Sugar, Inc.	21,100	98,769

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Russel Metals, Inc.	13,098	$369,549
*	Sandstorm Gold, Ltd.	26,758	210,318
	Secure Energy Services, Inc.	45,410	153,599
	Shaw Communications, Inc., Class B	49,246	1,436,998
*	ShawCor, Ltd.	19,761	78,404
	Sienna Senior Living, Inc.	14,600	186,186
*	Sierra Metals, Inc.	7,073	19,592
*	Sierra Wireless, Inc.	9,362	180,772
	Sleep Country Canada Holdings, Inc.	3,300	77,792
	SNC-Lavalin Group, Inc.	26,569	707,030
	SSR Mining, Inc.	45,730	744,443
	SSR Mining, Inc.	2,000	32,520
	Stantec, Inc.	2,900	135,005
	Stella-Jones, Inc.	9,609	348,669
*	Storm Resources, Ltd.	23,000	66,736
	Superior Plus Corp.	30,934	388,783
*	Tamarack Valley Energy, Ltd.	61,000	131,525
*	Taseko Mines, Ltd.	51,903	93,189
	Teck Resources, Ltd., Class B	76,113	1,738,421
	TerraVest Industries, Inc.	700	11,216
	Tidewater Midstream and Infrastructure, Ltd.	79,505	89,854
	Timbercreek Financial Corp.	19,632	152,637
	TMX Group, Ltd.	4,789	525,922
*	Torex Gold Resources, Inc.	19,551	219,863
*	Total Energy Services, Inc.	13,332	42,958
	Tourmaline Oil Corp.	65,693	1,793,446
	TransAlta Corp.	85,610	892,743
	Transcontinental, Inc., Class A	19,296	381,868
*	TransGlobe Energy Corp.	24,100	40,373
*	Trican Well Service, Ltd.	70,475	148,001
*	Turquoise Hill Resources, Ltd.	10,890	181,863
*	Turquoise Hill Resources, Ltd.	8,931	149,039
*	Uni-Select, Inc.	12,250	151,701
*	Vermilion Energy, Inc.	29,347	210,999
	VersaBank	3,835	40,883
	Wajax Corp.	6,900	123,112
	West Fraser Timber Co., Ltd.	15,631	1,121,207
	West Fraser Timber Co., Ltd.	3,645	261,237
	Western Forest Products, Inc.	106,255	164,373
	Westshore Terminals Investment Corp.	7,400	127,762
	Whitecap Resources, Inc.	137,065	627,316
	Winpak, Ltd.	4,812	157,250
	Yamana Gold, Inc.	273,095	1,223,630
TOTAL CANADA			54,176,837
CHILE — (0.1%)
	Besalco SA	26,110	9,290
*	Camanchaca SA	88,923	4,839
	CAP SA	11,785	204,211
	Cencosud SA	23,688	42,963
	Cia Sud Americana de Vapores SA	4,147,054	325,585
*	Clinica Las Condes SA	742	22,929
	Empresa Nacional de Telecomunicaciones SA	19,040	91,602
	Forus SA	12,068	19,878
	Grupo Security SA	170,532	26,730
	Hortifrut SA	23,978	26,857
	Inversiones Aguas Metropolitanas SA	44,611	23,925
	Inversiones La Construccion SA	3,485	14,236
*	Itau CorpBanca Chile SA	18,222,290	46,295

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
*	Itau CorpBanca Chile SA, ADR	900	$3,411
	PAZ Corp. SA	7,807	4,119
*	Ripley Corp. SA	146,339	31,341
	Salfacorp SA	101,136	50,109
	Sigdo Koppers SA	26,706	23,015
	SMU SA	314,096	32,201
	Sociedad Matriz SAAM SA	862,403	53,411
	Socovesa SA	37,323	7,338
	SONDA SA	34,230	18,042
	Vina Concha y Toro SA	2,827	4,913
TOTAL CHILE			1,087,240
CHINA — (8.2%)
*	21Vianet Group, Inc., ADR	16,071	278,510
*	360 DigiTech, Inc., ADR	4,209	89,441
*	3SBio, Inc.	192,500	160,394
	5I5J Holding Group Co., Ltd., Class A	28,000	15,598
	AAC Technologies Holdings, Inc.	97,500	585,206
	AAG Energy Holdings, Ltd.	149,000	21,095
	Advanced Technology & Materials Co., Ltd., Class A	23,600	36,442
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	15,800	20,660
	Agile Group Holdings, Ltd.	338,000	369,790
*	Air China, Ltd., Class H	90,000	57,389
*	Alpha Group, Class A	23,900	19,899
*	Aluminum Corp. of China, Ltd., Class H	930,000	567,256
	Angang Steel Co., Ltd., Class H	334,200	228,482
	Anhui Construction Engineering Group Co., Ltd., Class A	36,100	21,318
	Anhui Guangxin Agrochemical Co., Ltd., Class A	5,100	22,305
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	84,200	232,121
*	Anhui Tatfook Technology Co., Ltd., Class A	13,500	24,290
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	14,300	21,304
	Anhui Xinhua Media Co., Ltd., Class A	51,300	34,208
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	11,700	26,608
*	Anton Oilfield Services Group	432,000	24,715
	APT Satellite Holdings, Ltd.	81,000	24,096
	Asia Cement China Holdings Corp.	100,500	68,365
	AsiaInfo Technologies, Ltd.	26,000	38,881
	Ausnutria Dairy Corp., Ltd.	64,000	60,639
	AVIC Industry-Finance Holdings Co., Ltd., Class A	83,100	49,848
	AviChina Industry & Technology Co., Ltd., Class H	532,000	398,828
	BAIC Motor Corp., Ltd., Class H	320,500	114,418
	Bank of Changsha Co., Ltd., Class A	29,100	35,365
	Bank of Chengdu Co., Ltd., Class A	21,500	36,035
	Bank of Chongqing Co., Ltd., Class H	124,500	73,832
	Bank of Guiyang Co., Ltd., Class A	25,200	25,966
	Bank of Suzhou Co., Ltd., Class A	28,100	30,121
*	Bank of Tianjin Co., Ltd., Class H	63,000	27,769
*	Bank of Zhengzhou Co., Ltd., Class H	30,800	7,139
*	Baoye Group Co., Ltd., Class H	46,000	23,145
*	Baozun, Inc., Class A	1,400	11,667
	BBMG Corp., Class H	521,000	91,885
	Beibuwan Port Co., Ltd., Class A	16,200	19,291
	Beijing Capital Development Co., Ltd., Class A	82,700	61,044
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	98,890	48,608
*	Beijing Capital International Airport Co., Ltd., Class H	420,000	241,384
*	Beijing Capital Land, Ltd., Class H	387,999	121,988
*	Beijing Energy International Holding Co., Ltd.	574,000	18,821
*	Beijing Enterprises Clean Energy Group, Ltd.	2,900,000	34,311
	Beijing Enterprises Holdings, Ltd.	125,000	388,816

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Water Group, Ltd.	1,018,000	$373,683
*	Beijing Gas Blue Sky Holdings, Ltd.	824,000	9,225
*	Beijing Jetsen Technology Co., Ltd., Class A	40,700	26,461
	Beijing North Star Co., Ltd., Class H	266,000	44,850
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	28,700	12,235
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	10,800	17,933
	Beijing Originwater Technology Co., Ltd., Class A	32,200	34,510
*	Beijing Shougang Co., Ltd., Class A	34,501	37,818
	Beijing Sinnet Technology Co., Ltd., Class A	10,200	25,575
	Beijing SL Pharmaceutical Co., Ltd., Class A	5,700	8,191
	Beijing Thunisoft Corp., Ltd., Class A	7,700	20,932
*	Beijing Ultrapower Software Co., Ltd., Class A	28,300	19,981
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	83,000	19,983
	Beijing Yanjing Brewery Co., Ltd., Class A	21,089	20,417
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	15,200	28,443
	Bestsun Energy Co., Ltd., Class A	22,800	15,944
	Bestway Global Holding, Inc.	24,000	12,870
	Better Life Commercial Chain Share Co., Ltd., Class A	9,100	9,424
	Binhai Investment Co., Ltd.	52,000	11,604
	Blue Sail Medical Co., Ltd., Class A	12,400	39,654
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	23,800	20,282
*	Bohai Leasing Co., Ltd., Class A	39,800	15,602
	Bosideng International Holdings, Ltd.	220,000	137,746
	Bright Dairy & Food Co., Ltd., Class A	10,100	20,349
	Brilliance China Automotive Holdings, Ltd.	712,000	501,625
*	BTG Hotels Group Co., Ltd., Class A	7,900	22,810
#*	CA Cultural Technology Group, Ltd.	63,000	23,719
	Cabbeen Fashion, Ltd.	48,000	24,169
	Caitong Securities Co., Ltd., Class A	33,400	50,418
	Camel Group Co., Ltd., Class A	11,700	25,401
*	Capital Environment Holdings, Ltd.	1,066,000	24,444
	Carrianna Group Holdings Co., Ltd.	118,000	12,750
	CECEP Solar Energy Co., Ltd., Class A	24,200	26,332
	CECEP Wind-Power Corp., Class A	52,500	34,102
*	Central China Management Co., Ltd.	166,000	41,227
	Central China Real Estate, Ltd.	166,000	37,013
	Central China Securities Co., Ltd., Class H	117,000	21,390
	CGN New Energy Holdings Co., Ltd.	292,000	112,814
	Changjiang Securities Co., Ltd., Class A	57,600	61,624
	Chaowei Power Holdings, Ltd.	129,000	63,947
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	10,900	20,194
	Chengdu Hongqi Chain Co., Ltd., Class A	22,200	15,631
	Chengtun Mining Group Co., Ltd., Class A	29,600	43,213
	China Aerospace International Holdings, Ltd.	540,000	44,492
	China Aoyuan Group, Ltd.	256,000	163,718
#*	China Boton Group Co., Ltd.	52,000	26,379
	China CAMC Engineering Co., Ltd., Class A	10,100	9,783
	China Cinda Asset Management Co., Ltd., Class H	2,690,000	456,923
	China Coal Energy Co., Ltd., Class H	460,000	276,609
	China Communications Services Corp., Ltd., Class H	316,000	135,564
	China Conch Venture Holdings, Ltd.	170,500	621,619
*	China CYTS Tours Holding Co., Ltd., Class A	12,000	17,321
	China Development Bank Financial Leasing Co., Ltd., Class H	218,000	30,050
#*	China Dili Group	200,800	52,410
	China Eastern Airlines Corp., Ltd., ADR	4,767	88,333
*	China Eastern Airlines Corp., Ltd., Class H	186,000	67,925
*	China Electronics Huada Technology Co., Ltd.	240,000	27,820

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Electronics Optics Valley Union Holding Co., Ltd.	656,000	$39,591
	China Energy Engineering Corp., Ltd., Class H	834,000	78,265
#	China Everbright Greentech, Ltd.	157,000	53,969
	China Everbright Water, Ltd.	62,444	11,115
#	China Evergrande Group	271,000	183,353
	China Foods, Ltd.	162,000	52,444
*	China Fortune Land Development Co., Ltd., Class A	42,200	28,356
	China Galaxy Securities Co., Ltd., Class H	538,500	281,362
	China Gezhouba Group Co., Ltd., Class A	53,500	68,811
*	China Glass Holdings, Ltd.	94,000	41,050
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	130,000	103,412
	China Great Wall Securities Co., Ltd., Class A	26,200	37,531
	China Hanking Holdings, Ltd.	63,000	11,205
	China Harmony Auto Holding, Ltd.	209,500	97,793
*	China High Speed Railway Technology Co., Ltd., Class A	61,400	19,420
*	China High Speed Transmission Equipment Group Co., Ltd.	102,000	63,385
	China Hongqiao Group, Ltd.	381,500	505,809
	China International Marine Containers Group Co., Ltd., Class H	129,480	260,069
	China Jinmao Holdings Group, Ltd.	898,000	250,782
#	China Kepei Education Group, Ltd.	46,000	26,386
	China Lesso Group Holdings, Ltd.	138,000	288,158
	China Lilang, Ltd.	89,000	55,620
#*	China Maple Leaf Educational Systems, Ltd.	366,000	74,512
	China Medical System Holdings, Ltd.	164,000	333,052
	China Meheco Co., Ltd., Class A	9,200	15,533
	China Merchants Energy Shipping Co., Ltd., Class A	83,880	49,057
	China Merchants Land, Ltd.	330,000	42,919
	China Merchants Port Holdings Co., Ltd.	359,299	500,639
#	China Modern Dairy Holdings, Ltd.	635,000	114,646
	China National Accord Medicines Corp., Ltd., Class A	5,600	30,310
	China National Building Material Co., Ltd., Class H	918,200	994,504
	China National Medicines Corp., Ltd., Class A	13,000	61,201
	China New Higher Education Group, Ltd.	126,000	65,721
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	25,200	23,597
*	China Oil & Gas Group, Ltd.	1,120,000	59,794
	China Oilfield Services, Ltd., Class H	308,000	223,884
	China Overseas Grand Oceans Group, Ltd.	394,500	227,205
	China Publishing & Media Co., Ltd., Class A	20,600	16,877
	China Railway Group, Ltd., Class H	334,000	154,859
#	China Railway Signal & Communication Corp., Ltd., Class H	205,000	73,329
	China Reinsurance Group Corp., Class H	1,262,000	121,867
	China Renaissance Holdings, Ltd.	25,500	57,779
	China Resources Cement Holdings, Ltd.	500,000	413,070
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	10,600	18,270
	China Resources Medical Holdings Co., Ltd.	199,500	185,157
	China Resources Pharmaceutical Group, Ltd.	365,000	195,499
	China Sanjiang Fine Chemicals Co., Ltd.	169,000	64,717
	China SCE Group Holdings, Ltd.	458,000	159,850
*	China Shanshui Cement Group, Ltd.	270,000	80,779
*	China Shengmu Organic Milk, Ltd.	623,000	50,562
	China Shuifa Singyes Energy Holdings, Ltd.	151,000	33,504
*	China Silver Group, Ltd.	182,000	14,711
	China South City Holdings, Ltd.	1,034,000	98,546
	China South Publishing & Media Group Co., Ltd., Class A	18,500	23,808
*	China Southern Airlines Co., Ltd., Class H	412,000	216,676
*	China Sunshine Paper Holdings Co., Ltd.	46,000	9,781
	China Taiping Insurance Holdings Co., Ltd.	406,000	570,330
#*	China Tianrui Group Cement Co., Ltd.	50,000	37,703

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Tianying, Inc., Class A	27,400	$17,739
	China Traditional Chinese Medicine Holdings Co., Ltd.	530,000	331,209
*	China Travel International Investment Hong Kong, Ltd.	538,000	77,424
	China Vast Industrial Urban Development Co., Ltd.	95,000	34,696
	China West Construction Group Co., Ltd., Class A	13,900	16,901
	China Xinhua Education Group, Ltd.	30,000	7,025
	China XLX Fertiliser, Ltd.	112,000	59,815
	China Yongda Automobiles Services Holdings, Ltd.	187,500	350,105
*	China ZhengTong Auto Services Holdings, Ltd.	133,500	21,015
#	China Zheshang Bank Co., Ltd., Class H	174,000	75,640
*	China Zhongwang Holdings, Ltd.	367,600	73,908
	Chongqing Department Store Co., Ltd., Class A	4,700	19,161
*	Chongqing Iron & Steel Co., Ltd., Class H	44,000	11,311
	Chongqing Rural Commercial Bank Co., Ltd., Class H	615,000	229,539
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	18,200	20,539
	CIFI Holdings Group Co., Ltd.	418,779	252,559
	CIMC Enric Holdings, Ltd.	150,000	145,187
*	Cinda Real Estate Co., Ltd., Class A	18,201	8,998
	Cisen Pharmaceutical Co., Ltd., Class A	10,900	21,685
*	CITIC Guoan Information Industry Co., Ltd., Class A	61,500	20,318
*	CITIC Resources Holdings, Ltd.	702,000	38,807
*	Citychamp Watch & Jewellery Group, Ltd.	196,000	36,841
	CMST Development Co., Ltd., Class A	78,700	63,944
	CNHTC Jinan Truck Co., Ltd., Class A	4,600	16,461
	COFCO Biotechnology Co., Ltd., Class A	24,800	32,902
	COFCO Joycome Foods, Ltd.	338,000	98,371
*	Cogobuy Group	38,000	11,463
	Colour Life Services Group Co., Ltd.	85,346	27,607
	Comba Telecom Systems Holdings, Ltd.	62,000	14,457
	Concord New Energy Group, Ltd.	1,350,000	99,121
	Consun Pharmaceutical Group, Ltd.	68,000	40,137
#*	Continental Aerospace Technologies Holding, Ltd.	846,000	15,022
*	Coolpad Group, Ltd.	768,000	26,694
	COSCO SHIPPING Development Co., Ltd., Class H	845,000	157,867
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	288,000	108,573
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	155,999	235,326
*	Cosmo Lady China Holdings Co., Ltd.	71,000	9,068
	CP Pokphand Co., Ltd.	1,350,000	137,262
	CPMC Holdings, Ltd.	145,000	82,202
	CSG Holding Co., Ltd., Class A	23,200	34,941
*	CT Environmental Group, Ltd.	532,000	4,368
	D&O Home Collection Co., Ltd., Class A	5,700	11,704
	Da Ming International Holdings, Ltd.	72,000	30,058
#	DaFa Properties Group, Ltd.	32,000	25,276
	Dali Foods Group Co., Ltd.	107,000	57,970
	Dare Power Dekor Home Co., Ltd., Class A	6,400	11,801
	Dashang Co., Ltd., Class A	12,618	36,709
	Dawnrays Pharmaceutical Holdings, Ltd.	184,000	42,101
	Dazzle Fashion Co., Ltd., Class A	7,000	23,467
	DBG Technology Co., Ltd., Class A	11,100	21,496
	Deppon Logistics Co., Ltd., Class A	6,000	9,121
#	Dexin China Holdings Co., Ltd.	108,000	40,308
	DHC Software Co., Ltd., Class A	27,900	30,784
	Digital China Group Co., Ltd., Class A	8,002	23,291
	Digital China Information Service Co., Ltd., Class A	10,300	20,748
	Dong-E-E-Jiao Co., Ltd., Class A	6,500	30,744
	Dongfeng Motor Group Co., Ltd., Class H	452,000	400,965
	Dongjiang Environmental Co., Ltd., Class H	33,400	17,644
	Dongxing Securities Co., Ltd., Class A	24,600	39,298

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongyue Group, Ltd.	282,000	$592,164
*	DouYu International Holdings, Ltd., ADR	14,089	56,779
	Dynagreen Environmental Protection Group Co., Ltd., Class H	23,000	10,159
	East Group Co., Ltd., Class A	21,900	35,526
*	Easy Visible Supply Chain Management Co., Ltd., Class A	6,200	2,429
#	EEKA Fashion Holdings, Ltd.	4,000	5,399
	E-House China Enterprise Holdings, Ltd.	45,600	19,454
	Electric Connector Technology Co., Ltd., Class A	7,350	40,375
	ENN Natural Gas Co., Ltd., Class A	11,100	30,188
	Essex Bio-technology, Ltd.	43,000	36,959
	Ev Dynamics Holdings, Ltd.	430,000	7,470
*	EVA Precision Industrial Holdings, Ltd.	164,000	20,307
	Fangda Special Steel Technology Co., Ltd., Class A	26,900	31,930
	Fanhua, Inc., Sponsored ADR	6,166	83,796
#	Fantasia Holdings Group Co., Ltd.	432,000	40,055
	Far East Horizon, Ltd.	524,000	557,699
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	9,620	29,660
*	FIH Mobile, Ltd.	833,000	113,818
	Financial Street Holdings Co., Ltd., Class A	67,200	59,046
	FinVolution Group, ADR	17,358	113,348
	Fosun International, Ltd.	606,000	802,236
	FriendTimes, Inc.	40,000	10,576
	Fufeng Group, Ltd.	367,000	117,611
	Fujian Longking Co., Ltd., Class A	40,900	53,564
	Fujian Sunner Development Co., Ltd., Class A	13,100	37,876
*	Fullshare Holdings, Ltd.	2,040,000	27,502
	Gansu Qilianshan Cement Group Co., Ltd., Class A	7,600	11,353
	Gansu Shangfeng Cement Co., Ltd., Class A	7,600	18,349
	GCI Science & Technology Co., Ltd., Class A	10,000	21,519
#*	GCL-Poly Energy Holdings, Ltd.	3,045,000	581,873
	Gemdale Corp., Class A	50,904	66,117
	Gemdale Properties & Investment Corp., Ltd.	1,168,000	126,224
	Genertec Universal Medical Group Co., Ltd.	257,000	212,779
*	Genimous Technology Co., Ltd., Class A	25,100	20,876
	GF Securities Co., Ltd., Class H	166,400	236,431
	Giant Network Group Co., Ltd., Class A	12,500	21,096
*	Glorious Property Holdings, Ltd.	64,000	1,706
*	Glory Sun Financial Group, Ltd.	976,000	29,248
	Golden Eagle Retail Group, Ltd.	46,000	40,515
*	Golden Wheel Tiandi Holdings Co., Ltd.	110,000	5,577
	Goldlion Holdings, Ltd.	60,000	13,576
*	Grand Baoxin Auto Group, Ltd.	153,000	22,834
*	Grandjoy Holdings Group Co., Ltd., Class A	67,200	33,670
	Greattown Holdings, Ltd., Class A	24,300	12,850
	Greatview Aseptic Packaging Co., Ltd.	145,000	61,594
	Greenland Hong Kong Holdings, Ltd.	219,000	53,626
	Greentown China Holdings, Ltd.	160,500	177,273
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	7,300	8,544
*	Guangdong HEC Technology Holding Co., Ltd., Class A	32,900	26,933
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	12,600	11,232
	Guangdong Tapai Group Co., Ltd., Class A	11,600	16,870
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	6,700	21,690
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,100	12,483
*	Guanghui Energy Co., Ltd., Class A	139,750	87,160
*	Guangshen Railway Co., Ltd., Class H	366,000	63,203
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	5,700	17,662
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	39,700	20,004
	Guangzhou Baiyun International Airport Co., Ltd., Class A	23,000	31,244
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	26,000	70,297

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	$47,316
	Guangzhou R&F Properties Co., Ltd., Class H	306,800	269,221
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	17,900	18,948
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	18,503	21,181
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	30,400	41,637
*	Guosheng Financial Holding, Inc., Class A	16,000	23,108
	Guoyuan Securities Co., Ltd., Class A	62,010	69,089
*	Haichang Ocean Park Holdings, Ltd.	264,000	26,272
*	Hainan Meilan International Airport Co., Ltd., Class H	10,000	32,120
	Haitian International Holdings, Ltd.	84,000	307,250
	Haitong Securities Co., Ltd., Class H	343,600	283,175
	Hand Enterprise Solutions Co., Ltd., Class A	15,300	16,046
	Hangcha Group Co., Ltd., Class A	8,200	20,085
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	30,400	18,396
	Hangzhou Electronic Soul Network Technology Co., Ltd., Class A	2,900	10,526
*	Harbin Bank Co., Ltd., Class H	258,000	30,846
	Harbin Electric Co., Ltd., Class H	166,000	41,701
*	Harbin Pharmaceutical Group Co., Ltd., Class A	112,200	52,460
	HBIS Resources Co., Ltd., Class A	5,700	16,229
#*	HC Group, Inc.	168,000	17,377
	Health and Happiness H&H International Holdings, Ltd.	33,500	120,173
	Hello Group, Inc.	26,882	333,068
	Henan Pinggao Electric Co., Ltd., Class A	20,100	20,314
	Hengan International Group Co., Ltd.	82,500	489,362
	Hengtong Optic-electric Co., Ltd., Class A	23,600	46,645
	Hesteel Co., Ltd., Class A	133,300	55,740
	Hexing Electrical Co., Ltd., Class A	5,492	10,603
	Hisense Home Appliances Group Co., Ltd., Class H	90,000	104,840
*	Holitech Technology Co., Ltd., Class A	31,600	17,829
*	Honghua Group, Ltd.	573,000	15,835
	Honworld Group, Ltd.	49,000	14,518
	Hope Education Group Co., Ltd.	396,000	74,483
	Hopson Development Holdings, Ltd.	170,000	563,394
*	Hua Hong Semiconductor, Ltd.	97,000	614,695
	Huaan Securities Co., Ltd., Class A	44,460	35,005
	Huafa Industrial Co., Ltd. Zhuhai, Class A	22,100	19,641
*	Huafon Microfibre Shanghai Technology Co., Ltd.	20,900	16,606
*	Huafu Fashion Co., Ltd., Class A	27,700	21,501
	Huatai Securities Co., Ltd., Class H	69,400	91,957
	Huaxi Securities Co., Ltd., Class A	25,400	34,697
	Huaxin Cement Co., Ltd., Class A	17,300	39,751
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	116,000	59,882
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	9,000	21,099
*	Hubei Kaile Science & Technology Co., Ltd., Class A	5,500	3,908
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	9,500	36,023
*	Huishang Bank Corp., Ltd., Class H	173,800	57,277
*	Hunan Gold Corp., Ltd., Class A	19,200	25,872
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	12,300	19,780
*	HUYA, Inc., ADR	11,045	141,266
	Hytera Communications Corp., Ltd., Class A	23,700	16,355
*	HyUnion Holding Co., Ltd., Class A	23,200	18,806
*	iDreamSky Technology Holdings, Ltd.	71,600	57,861
	IKD Co., Ltd., Class A	4,900	10,138
	IMAX China Holding, Inc.	13,500	18,665
	Infore Environment Technology Group Co., Ltd., Class A	36,100	34,733
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	6,500	23,740
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	58,500	44,070
	Inner Mongolia Yitai Coal Co., Ltd., Class H	28,300	18,207

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	29,400	$32,790
*	Inspur International, Ltd.	72,000	24,125
*	IRICO Group New Energy Co., Ltd., Class H	3,400	14,476
	Jiangling Motors Corp., Ltd., Class A	5,500	15,812
#	Jiangnan Group, Ltd.	1,026,000	50,847
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	64,400	58,762
	Jiangsu Guotai International Group Co., Ltd., Class A	14,900	27,822
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	33,300	19,350
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	29,000	46,381
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	21,900	21,591
	Jiangsu Linyang Energy Co., Ltd., Class A	10,700	18,204
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	12,900	21,654
	Jiangsu Shuangxing Color Plastic New Materials Co., Ltd., Class A	10,400	30,225
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	21,600	17,957
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	33,100	23,417
	Jiangsu Zhongtian Technology Co., Ltd., Class A	33,600	39,583
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	31,800	15,810
	Jiangxi Bank Co., Ltd., Class H	25,500	10,825
	Jiangxi Copper Co., Ltd., Class H	299,000	627,754
	Jiangxi Wannianqing Cement Co., Ltd., Class A	9,600	15,190
	Jiangxi Zhengbang Technology Co., Ltd., Class A	38,000	56,048
	Jiangzhong Pharmaceutical Co., Ltd., Class A	11,300	20,813
	Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd., Class A	16,700	23,043
	Jiayuan International Group, Ltd.	217,418	84,585
	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	32,411	10,296
	Jinduicheng Molybdenum Co., Ltd., Class A	20,700	22,627
	Jingrui Holdings, Ltd.	113,000	38,251
*	JinkoSolar Holding Co., Ltd., ADR	9,956	536,529
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	93,800	116,061
	Jinneng Science&Technology Co., Ltd., Class A	5,500	13,695
	Jiuzhitang Co., Ltd., Class A	14,600	20,581
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	15,700	28,706
	Jointown Pharmaceutical Group Co., Ltd., Class A	23,900	52,196
	Joy City Property, Ltd.	934,000	51,197
	JSTI Group, Class A	22,800	22,091
	Ju Teng International Holdings, Ltd.	238,000	49,439
	Kaisa Group Holdings, Ltd.	715,428	194,335
	Kaisa Prosperity Holdings, Ltd.	9,000	29,577
	Kaiser China Cultural Co., Ltd., Class A	14,400	17,395
	Kaishan Group Co., Ltd., Class A	9,700	20,917
*	Kangda International Environmental Co., Ltd.	94,000	7,990
*	Kasen International Holdings, Ltd.	167,000	18,047
	Kehua Data Co., Ltd., Class A	4,900	20,048
	Kinetic Mines and Energy, Ltd.	220,000	17,023
	Kingboard Holdings, Ltd.	160,500	840,872
	Kingsoft Corp., Ltd.	119,400	558,700
	Konka Group Co., Ltd., Class A	21,700	20,042
	KPC Pharmaceuticals, Inc., Class A	16,600	23,794
	Kunlun Energy Co., Ltd.	926,000	800,572
	Kunlun Tech Co., Ltd., Class A	14,100	37,073
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	7,600	17,030
	KWG Group Holdings, Ltd.	304,000	333,637
	KWG Living Group Holdings, Ltd.	152,000	145,388
	Lao Feng Xiang Co., Ltd., Class A	2,200	16,247
*	Launch Tech Co., Ltd., Class H	62,500	32,678
	Lee & Man Chemical Co., Ltd.	50,000	38,651
	Lee & Man Paper Manufacturing, Ltd.	302,000	225,505
	Lee's Pharmaceutical Holdings, Ltd.	48,000	24,613
	Legend Holdings Corp., Class H	106,600	151,830

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lenovo Group, Ltd.	780,000	$727,336
	Leo Group Co., Ltd., Class A	102,800	37,178
*	LexinFintech Holdings, Ltd., ADR	17,870	140,458
	Leyard Optoelectronic Co., Ltd., Class A	16,500	24,358
*	Lianhua Supermarket Holdings Co., Ltd., Class H	70,000	8,729
	Liaoning Port Co., Ltd., Class H	284,000	26,333
*	Lifestyle China Group, Ltd.	194,000	28,675
	Livzon Pharmaceutical Group, Inc., Class H	21,800	82,282
	Lizhong Sitong Light Alloys Group Co., Ltd., Class A	11,100	31,002
	Logan Group Co., Ltd.	171,000	182,216
	Loncin Motor Co., Ltd., Class A	38,300	19,736
	Long Yuan Construction Group Co., Ltd., Class A	13,100	8,492
	Lonking Holdings, Ltd.	461,000	143,681
	Luenmei Quantum Co., Ltd., Class A	7,700	10,174
	Luolai Lifestyle Technology Co., Ltd., Class A	7,800	13,773
	Luoniushan Co., Ltd., Class A	14,800	15,431
	Luxi Chemical Group Co., Ltd., Class A	20,200	62,849
#	Luye Pharma Group, Ltd.	327,500	176,138
#*	LVGEM China Real Estate Investment Co., Ltd.	210,000	49,418
	Maanshan Iron & Steel Co., Ltd., Class H	130,000	66,545
*	Markor International Home Furnishings Co., Ltd., Class A	33,600	19,404
*	Meitu, Inc.	269,000	54,317
	Metallurgical Corp. of China, Ltd., Class H	685,000	209,145
	Minmetals Land, Ltd.	340,000	34,511
	Minsheng Education Group Co., Ltd.	128,000	18,925
	Minth Group, Ltd.	162,000	685,103
	MLS Co., Ltd., Class A	11,900	29,918
*	Mobvista, Inc.	10,000	9,356
	Modern Land China Co., Ltd.	247,600	20,341
*	Montnets Cloud Technology Group Co., Ltd., Class A	6,900	24,662
*	Nan Hai Corp., Ltd.	1,800,000	12,317
*	Nanjing Sample Technology Co., Ltd., Class H	29,500	18,947
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	9,200	12,838
*	Nature Home Holding Co., Ltd.	88,000	17,778
	NetDragon Websoft Holdings, Ltd.	34,000	79,399
	New China Life Insurance Co., Ltd., Class H	130,300	356,527
*	New World Department Store China, Ltd.	124,000	20,593
	Newland Digital Technology Co., Ltd., Class A	9,700	23,207
	Nexteer Automotive Group, Ltd.	186,000	232,464
	Nine Dragons Paper Holdings, Ltd.	396,000	499,668
	Ningbo Huaxiang Electronic Co., Ltd., Class A	8,500	25,495
*	Ningbo Jifeng Auto Parts Co., Ltd., Class A	14,900	20,617
	Ningbo Joyson Electronic Corp., Class A	14,800	58,182
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	10,800	23,981
	Northeast Securities Co., Ltd., Class A	51,900	62,703
*	Oceanwide Holdings Co., Ltd., Class A	49,000	15,127
	Offshore Oil Engineering Co., Ltd., Class A	93,200	59,453
	ORG Technology Co., Ltd., Class A	27,900	22,377
*	Orient Group, Inc., Class A	68,600	30,766
	Orient Securities Co., Ltd., Class H	58,800	50,955
	Oriental Pearl Group Co., Ltd., Class A	41,011	49,692
*	Ourpalm Co., Ltd., Class A	26,600	15,727
	Pacific Online, Ltd.	71,000	15,699
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	69,400	30,771
	PCI Technology Group Co., Ltd., Class A	18,500	21,529
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	57,584	20,170
	PhiChem Corp., Class A	4,600	15,675
	PICC Property & Casualty Co., Ltd., Class H	1,052,000	849,822
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	35,800	38,573

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Polaris Bay Group Co., Ltd., Class A	6,800	$9,875
	Poly Property Group Co., Ltd.	541,000	131,741
*	Pou Sheng International Holdings, Ltd.	447,000	89,141
	Powerlong Real Estate Holdings, Ltd.	329,000	222,592
	Prinx Chengshan Holding, Ltd.	20,000	21,282
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	7,100	19,807
	Qingdao Gon Technology Co., Ltd., Class A	4,200	15,100
	Qingdao Hanhe Cable Co., Ltd., Class A	35,600	20,105
	Qingdao Rural Commercial Bank Corp., Class A	54,000	32,566
	Qinhuangdao Port Co., Ltd., Class H	148,000	23,224
	Rainbow Digital Commercial Co., Ltd., Class A	15,000	13,675
	Realcan Pharmaceutical Group Co., Ltd., Class A	29,300	17,493
*	Red Star Macalline Group Corp., Ltd., Class H	131,120	77,117
	Redco Properties Group, Ltd.	156,000	44,587
	Redsun Properties Group, Ltd.	110,000	32,429
	Renhe Pharmacy Co., Ltd., Class A	12,900	19,726
	RiseSun Real Estate Development Co., Ltd., Class A	38,900	27,447
#	Ronshine China Holdings, Ltd.	162,500	84,391
*	RYB Education, Inc., ADR	4,837	16,156
	Sailun Group Co., Ltd., Class A	31,600	44,819
	Sansteel Minguang Co., Ltd. Fujian, Class A	21,400	29,458
	Sany Heavy Equipment International Holdings Co., Ltd.	203,000	222,829
*	Saurer Intelligent Technology Co., Ltd., Class A	29,600	11,374
	Sealand Securities Co., Ltd., Class A	127,800	77,527
	Seazen Group, Ltd.	424,000	315,615
*	Secoo Holding, Ltd., ADR	6,799	12,918
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	58,616	87,475
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	8,800	27,476
#	Shandong Chenming Paper Holdings, Ltd., Class H	93,000	50,262
	Shandong Humon Smelting Co., Ltd., Class A	11,000	20,110
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	5,800	28,680
	Shandong Linglong Tyre Co., Ltd., Class A	10,800	62,706
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	14,400	20,117
*	Shandong Molong Petroleum Machinery Co., Ltd., Class H	16,400	9,800
	Shandong Nanshan Aluminum Co., Ltd., Class A	123,500	98,113
	Shandong Publishing & Media Co., Ltd., Class A	25,200	20,502
	Shandong Sun Paper Industry JSC, Ltd., Class A	20,000	35,928
	Shandong Xiantan Co., Ltd., Class A	20,500	21,162
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	28,600	14,066
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	49,000	14,433
	Shanghai AJ Group Co., Ltd., Class A	15,900	15,922
	Shanghai Bailian Group Co., Ltd., Class A	17,600	41,592
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	7,400	17,913
	Shanghai Electric Group Co., Ltd., Class H	418,000	103,394
	Shanghai Environment Group Co., Ltd., Class A	11,300	19,567
	Shanghai Industrial Development Co., Ltd., Class A	59,300	37,324
	Shanghai Industrial Holdings, Ltd.	124,000	189,331
	Shanghai Industrial Urban Development Group, Ltd.	550,800	46,884
	Shanghai Jin Jiang Capital Co., Ltd., Class H	290,000	60,030
	Shanghai Kinetic Medical Co., Ltd., Class A	13,900	21,821
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	8,600	15,465
	Shanghai Maling Aquarius Co., Ltd., Class A	15,300	17,570
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	28,900	64,852
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	107,900	230,280
	Shanghai Shimao Co., Ltd., Class A	94,100	48,490
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	12,100	17,408
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	3,400	32,585
	Shanghai Tunnel Engineering Co., Ltd., Class A	53,000	40,089
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	9,000	18,964

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	31,600	$47,810
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	119,730	164,492
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	19,600	26,515
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	99,100	192,433
*	Shanxi Meijin Energy Co., Ltd., Class A	36,800	49,562
	Shanxi Securities Co., Ltd., Class A	45,300	44,219
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	113,200	179,180
	Shanying International Holding Co., Ltd., Class A	45,500	22,707
#	Sheng Ye Capital, Ltd.	34,500	41,603
	Shenghe Resources Holding Co., Ltd., Class A	19,100	73,206
#*	Shengjing Bank Co., Ltd., Class H	95,000	84,395
	Shenwan Hongyuan Group Co., Ltd., Class H	38,400	9,693
	Shenzhen Agricultural Products Group Co., Ltd., Class A	17,700	15,238
*	Shenzhen Airport Co., Ltd., Class A	18,000	19,430
	Shenzhen Aisidi Co., Ltd., Class A	14,000	20,553
	Shenzhen Center Power Tech Co., Ltd., Class A	8,100	23,793
	Shenzhen Comix Group Co., Ltd., Class A	11,600	14,434
	Shenzhen Das Intellitech Co., Ltd., Class A	39,700	22,915
	Shenzhen Gas Corp., Ltd., Class A	10,200	11,418
	Shenzhen Gongjin Electronics Co., Ltd., Class A	11,500	17,397
	Shenzhen International Holdings, Ltd.	246,026	324,294
	Shenzhen Investment, Ltd.	819,199	230,216
	Shenzhen Jinjia Group Co., Ltd., Class A	13,300	20,206
*	Shenzhen MTC Co., Ltd., Class A	36,300	35,174
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	15,800	7,789
*	Shenzhen SDG Information Co., Ltd., Class A	18,100	20,717
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	6,000	13,983
	Shenzhen Tagen Group Co., Ltd., Class A	12,900	9,879
	Shenzhen World Union Group, Inc., Class A	22,800	26,320
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	24,996	19,734
	Shenzhen Yinghe Technology Co., Ltd., Class A	7,100	29,678
	Shenzhen Zhenye Group Co., Ltd., Class A	14,700	10,070
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	86,300	69,987
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	14,100	18,371
	Shimao Group Holdings, Ltd.	203,500	401,687
	Shinva Medical Instrument Co., Ltd., Class A	7,100	22,283
	Shougang Fushan Resources Group, Ltd.	483,728	122,055
*	Shui On Land, Ltd.	943,500	150,714
*	Sichuan Haite High-tech Co., Ltd., Class A	9,300	22,495
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	97,600	36,298
	Sichuan Languang Development Co., Ltd., Class A	26,500	9,782
	Sichuan Shuangma Cement Co., Ltd., Class A	6,200	17,590
	Sieyuan Electric Co., Ltd., Class A	5,500	24,347
	Sihuan Pharmaceutical Holdings Group, Ltd.	485,000	165,095
	Sinochem International Corp., Class A	58,300	69,846
	Sinofert Holdings, Ltd.	518,000	90,000
	Sinolink Securities Co., Ltd., Class A	30,400	50,558
	Sinoma International Engineering Co., Class A	72,700	119,735
	Sinoma Science & Technology Co., Ltd., Class A	9,000	35,786
	Sino-Ocean Group Holding, Ltd.	583,000	121,706
	Sinopec Engineering Group Co., Ltd., Class H	312,500	178,158
	Sinopec Kantons Holdings, Ltd.	254,000	90,573
	Sinopharm Group Co., Ltd., Class H	199,200	522,345
	Sinosoft Technology Group, Ltd.	53,000	8,068
	Sinotrans, Ltd., Class H	538,000	199,026
	Sinotruk Hong Kong, Ltd.	128,500	220,279
	Skyfame Realty Holdings, Ltd.	304,000	35,963
	Skyworth Digital Co., Ltd., Class A	14,600	18,658
*	Skyworth Group, Ltd.	249,749	68,613

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Smoore International Holdings, Ltd.	1,212,000	$3,447
*	SOHO China, Ltd.	495,500	183,771
	SooChow Securities Co., Ltd., Class A	37,300	45,358
	Southwest Securities Co., Ltd., Class A	72,100	50,744
	SSY Group, Ltd.	174,000	111,716
*	Starrise Media Holdings, Ltd.	82,000	1,436
	Sun King Technology Group, Ltd.	146,000	73,798
*	Sunac China Holdings, Ltd.	387,000	1,004,169
*	Sunac Services Holdings, Ltd.	9,491	25,746
	Sunflower Pharmaceutical Group Co., Ltd., Class A	8,700	20,497
*	Suning Universal Co., Ltd., Class A	36,974	33,103
	Sunshine 100 China Holdings, Ltd.	231,000	34,177
	Sunward Intelligent Equipment Co., Ltd., Class A	16,400	22,032
	Suzhou Anjie Technology Co., Ltd., Class A	11,300	21,686
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	18,600	60,976
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	28,600	30,310
	Symphony Holdings, Ltd.	280,000	32,113
	Tangrenshen Group Co., Ltd., Class A	21,700	19,744
	Tangshan Jidong Cement Co., Ltd., Class A	22,800	42,030
	TangShan Port Group Co., Ltd., Class A	58,200	21,926
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	54,200	103,595
	TBEA Co., Ltd., Class A	34,800	81,791
	TCL Electronics Holdings, Ltd.	176,000	89,696
	Tech-Bank Food Co., Ltd., Class A	13,300	11,587
	Ten Pao Group Holdings, Ltd.	40,000	11,787
	Tian An China Investment Co., Ltd.	133,000	77,662
	Tian Di Science & Technology Co., Ltd., Class A	116,000	76,546
*	Tian Shan Development Holding, Ltd.	62,000	15,162
	Tiangong International Co., Ltd.	194,000	97,832
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	110,000	45,247
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	42,900	28,960
	Tianjin Guangyu Development Co., Ltd., Class A	18,800	12,733
	Tianjin Port Development Holdings, Ltd.	478,000	35,672
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	26,200	104,532
#	Tianli Education International Holdings, Ltd.	165,000	45,570
	Tianma Microelectronics Co., Ltd., Class A	25,300	54,962
#	Tianneng Power International, Ltd.	178,000	341,540
*	Tianyun International Holdings, Ltd.	66,000	13,172
#*	Tibet Water Resources, Ltd.	488,000	47,812
	Times China Holdings, Ltd.	61,000	57,689
	Titan Wind Energy Suzhou Co., Ltd., Class A	19,900	33,970
	Tomson Group, Ltd.	136,160	32,707
	Tong Ren Tang Technologies Co., Ltd., Class H	133,000	98,064
*	Tongcheng-Elong Holdings, Ltd.	104,400	234,950
*	Tongda Group Holdings, Ltd.	1,050,000	39,964
*	Tongdao Liepin Group	3,400	6,285
	TongFu Microelectronics Co., Ltd., Class A	10,500	37,919
	Tongkun Group Co., Ltd., Class A	19,400	78,042
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	24,300	35,283
	Tongyu Heavy Industry Co., Ltd., Class A	39,700	20,891
#	Top Spring International Holdings, Ltd.	79,000	13,108
	Topsec Technologies Group, Inc., Class A	14,400	40,779
	TravelSky Technology, Ltd., Class H	130,000	220,841
*	Trigiant Group, Ltd.	238,000	19,909
*	Trip.com Group, Ltd., ADR	15,723	407,697
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	34,600	11,055
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	36,400	25,520
	Unilumin Group Co., Ltd., Class A	16,800	24,738

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Uni-President China Holdings, Ltd.	158,000	$158,863
	United Energy Group, Ltd.	1,022,000	139,343
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	15,100	32,153
	Valiant Co., Ltd., Class A	9,300	26,146
	Vatti Corp., Ltd., Class A	9,200	9,877
	Vinda International Holdings, Ltd.	49,000	138,407
*	Viomi Technology Co., Ltd., ADR	7,930	44,249
*	Vipshop Holdings, Ltd., ADR	11,102	184,626
	Virscend Education Co., Ltd.	194,000	18,992
	Visual China Group Co., Ltd., Class A	10,700	18,470
	Wangfujing Group Co., Ltd., Class A	32,600	130,546
	Wangsu Science & Technology Co., Ltd., Class A	21,800	20,966
	Wanxiang Qianchao Co., Ltd., Class A	44,640	37,917
	Wasion Holdings, Ltd.	140,000	44,335
	Wasu Media Holding Co., Ltd., Class A	15,600	17,088
	Weichai Power Co., Ltd., Class H	199,000	436,165
	Wellhope Foods Co., Ltd., Class A	8,300	12,123
	West China Cement, Ltd.	698,000	104,322
	Western Securities Co., Ltd., Class A	41,100	46,923
	Wharf Holdings, Ltd. (The)	270,000	916,151
	Wisdom Education International Holdings Co., Ltd.	126,000	27,291
	Wolong Electric Group Co., Ltd., Class A	10,300	20,528
	Wuchan Zhongda Group Co., Ltd., Class A	60,523	54,993
	Wuhan Department Store Group Co., Ltd., Class A	11,700	19,081
	Wuhu Token Science Co., Ltd., Class A	18,300	25,471
	Wuxi Taiji Industry Co., Ltd., Class A	17,400	25,193
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	9,200	22,667
	Xiamen International Port Co., Ltd., Class H	230,000	24,866
	Xiamen ITG Group Corp., Ltd., Class A	19,700	21,687
	Xinfengming Group Co., Ltd., Class A	9,000	26,797
	Xingda International Holdings, Ltd.	271,932	57,095
	Xingfa Aluminium Holdings, Ltd.	46,000	72,546
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	99,200	186,401
	Xinjiang Tianshan Cement Co., Ltd., Class A	11,600	21,997
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	26,100	46,561
#	Xinte Energy Co., Ltd., Class H	22,000	50,384
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	38,300	24,037
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	11,800	33,951
	Xinyi Energy Holdings, Ltd.	58,000	37,264
	Xinyu Iron & Steel Co., Ltd., Class A	32,400	39,325
	Xinyuan Real Estate Co., Ltd., ADR	14,353	29,854
#	Xtep International Holdings, Ltd.	324,990	451,956
	Xuji Electric Co., Ltd., Class A	8,700	19,232
*	YaGuang Technology Group Co., Ltd., Class A	13,100	25,747
	Yango Group Co., Ltd., Class A	45,200	30,624
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	4,900	23,495
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	10,400	60,993
	Yanzhou Coal Mining Co., Ltd., Class H	426,000	633,297
*	Yashili International Holdings, Ltd.	225,000	18,049
	Yeebo International Holdings, Ltd.	102,000	42,641
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	39,600	30,534
	Yifan Pharmaceutical Co., Ltd., Class A	12,000	25,377
	Yincheng International Holding Co., Ltd.	28,000	10,916
	Yintai Gold Co., Ltd., Class A	30,600	43,309
#	Yip's Chemical Holdings, Ltd.	78,000	51,174
*	Yiren Digital, Ltd., Sponsored ADR	24,354	98,877
*	Yixin Group, Ltd.	89,500	22,371
	Yotrio Group Co., Ltd., Class A	32,900	16,952
	Youngor Group Co., Ltd., Class A	46,384	45,777

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Youzu Interactive Co., Ltd., Class A	9,300	$19,616
	Yuexiu Property Co., Ltd.	350,000	325,908
*	Yunnan Aluminium Co., Ltd., Class A	18,100	40,044
	Yunnan Copper Co., Ltd., Class A	13,500	28,465
*	Yunnan Tin Co., Ltd., Class A	14,000	38,089
	Yuzhou Group Holdings Co., Ltd.	546,223	112,574
#*	Zall Smart Commerce Group, Ltd.	380,000	27,367
*	Zepp Health Corp., ADR	4,645	51,745
	Zhaojin Mining Industry Co., Ltd., Class H	153,000	149,559
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	27,600	18,441
	Zhejiang Crystal-Optech Co., Ltd., Class A	13,000	27,556
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	10,200	21,877
	Zhejiang Hailiang Co., Ltd., Class A	17,900	31,558
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	15,200	17,824
	Zhejiang Huace Film & Television Co., Ltd., Class A	22,700	20,002
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	27,100	38,514
*	Zhejiang Jingu Co., Ltd., Class A	21,900	18,454
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	15,400	18,585
	Zhejiang JIULI Hi-tech Metals Co., Ltd., Class A	13,500	22,491
	Zhejiang Juhua Co., Ltd., Class A	30,900	56,519
	Zhejiang Longsheng Group Co., Ltd., Class A	29,800	56,701
	Zhejiang Medicine Co., Ltd., Class A	8,100	20,041
	Zhejiang Narada Power Source Co., Ltd., Class A	9,500	21,238
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	32,500	19,100
	Zhejiang Runtu Co., Ltd., Class A	8,300	11,412
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	10,780	60,887
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	22,300	18,150
	Zhejiang Wanliyang Co., Ltd., Class A	16,100	22,101
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	9,400	32,140
	Zhejiang Yasha Decoration Co., Ltd., Class A	5,700	6,425
	Zhejiang Yinlun Machinery Co., Ltd., Class A	14,100	26,864
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	53,400	62,619
	Zhenro Properties Group, Ltd.	146,000	81,519
	Zhong An Group, Ltd.	445,000	21,235
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	25,200	25,685
*	Zhongtian Financial Group Co., Ltd., Class A	82,600	27,821
*	Zhongyuan Bank Co., Ltd., Class H	145,000	20,646
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,700	864,742
	Zhuzhou Kibing Group Co., Ltd., Class A	17,500	56,501
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	12,900	23,869
TOTAL CHINA			62,440,772
COLOMBIA — (0.0%)
	Cementos Argos SA	61,518	88,755
	Grupo Argos SA	45,600	118,645
	Grupo de Inversiones Suramericana SA	12,863	57,382
	Mineros SA	14,776	14,079
TOTAL COLOMBIA			278,861
DENMARK — (2.1%)
*	ALK-Abello A.S.	930	458,497
	Alm Brand A.S.	12,876	93,484
*	Bang & Olufsen A.S.	27,003	150,498
	BankNordik P/F	1,321	35,171
*	Bavarian Nordic A.S.	12,119	491,857
*	Brodrene Hartmann A.S.	569	45,910
	Chr Hansen Holding A.S.	7,872	707,934
	Columbus A.S.	16,530	28,187

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	D/S Norden A.S.	7,133	$203,580
	Danske Bank A.S.	118,281	2,072,994
*	Dfds A.S.	11,348	626,780
*	Drilling Co. of 1972 A.S. (The)	4,276	164,941
	FLSmidth & Co. A.S.	11,575	429,015
	Gabriel Holding A.S.	100	11,197
	GronlandsBANKEN A.S.	210	20,831
	H Lundbeck A.S.	12,841	387,487
*	H+H International A.S., Class B	7,071	238,523
*	Harboes Bryggeri A.S., Class B	929	15,706
*	ISS A.S.	19,078	450,215
*	Jyske Bank A.S.	18,160	881,190
	Matas A.S.	11,922	212,542
*	Nilfisk Holding A.S.	3,900	136,859
*	NKT A.S.	5,714	271,530
	NNIT A.S.	2,174	46,846
	North Media A.S.	1,885	33,038
	Pandora A.S.	19,199	2,483,525
	Per Aarsleff Holding A.S.	6,694	288,498
	Ringkjoebing Landbobank A.S.	7,784	883,931
	Rockwool International A.S., Class A	983	453,964
	Rockwool International A.S., Class B	1,153	611,812
	Royal Unibrew A.S.	41	5,556
	RTX A.S.	1,806	49,883
	Scandinavian Tobacco Group A.S., Class A	19,548	400,465
	Schouw & Co., A.S.	3,920	419,401
	Solar A.S., Class B	1,306	127,009
	SP Group A.S.	1,335	81,960
	Spar Nord Bank A.S.	28,409	341,513
	Sydbank A.S.	17,418	533,246
*	Tivoli A.S.	375	52,029
	Topdanmark A.S.	7,594	386,711
	TORM P.L.C., Class A	6,338	54,370
	Tryg A.S.	23,811	588,483
TOTAL DENMARK			15,977,168
FINLAND — (1.7%)
	Aktia Bank Oyj	10,563	148,085
	Alandsbanken Abp, Class B	1,209	40,439
	Alma Media Oyj	2,917	38,703
	Altia Oyj	2,202	27,268
	Apetit Oyj	697	10,995
	Aspo Oyj	4,867	55,857
	Atria Oyj, Class A	3,506	51,084
	Bittium Oyj	5,009	37,378
	Cargotec Oyj, Class B	10,261	551,582
	Digia Oyj	4,078	38,747
	Enento Group Oyj	3,638	166,105
*	Finnair Oyj	217,618	174,458
	Fiskars Oyj Abp	10,426	255,506
	Glaston Oyj ABP	8,852	11,081
	HKScan Oyj, Class A	8,775	22,546
	Huhtamaki Oyj	11,297	601,682
	Kemira Oyj	33,361	562,216
	Kesko Oyj, Class B	17,914	767,829
	Konecranes Oyj, Class A	15,607	671,781
	Lassila & Tikanoja Oyj	5,065	89,634
	Metsa Board Oyj	47,410	524,079
	Metsa Board Oyj	2,149	24,364

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metso Outotec Oyj	13,235	$150,272
	Nokian Renkaat Oyj	32,175	1,356,996
	Olvi Oyj, Class A	1,803	113,159
	Oriola Oyj, Class A	4,300	10,251
	Oriola Oyj, Class B	28,797	66,413
*	Outokumpu Oyj	95,997	684,896
	Pihlajalinna Oyj	4,109	57,504
	Ponsse Oyj	680	34,678
	Raisio Oyj, Class V	37,349	175,199
*	Rapala VMC Oyj	4,631	55,752
	Rovio Entertainment Oyj	7,669	64,957
	Sanoma Oyj	19,907	369,209
*	SRV Group Oyj	13,474	10,708
	Stora Enso Oyj, Class R	106,746	2,113,750
	Taaleri Oyj	3,010	38,050
	Teleste Oyj	3,463	25,657
	Terveystalo Oyj	15,997	217,461
	TietoEVRY Oyj	22,625	760,977
	Valmet Oyj	5,280	220,350
	Wartsila OYJ Abp	94,494	1,423,510
	YIT Oyj	40,932	248,194
TOTAL FINLAND			13,069,362
FRANCE — (4.0%)
*	Accor SA	8,882	314,335
*	Air France-KLM	7,668	35,587
	AKWEL	2,241	64,597
	Albioma SA	2,766	110,527
	ALD SA	22,243	325,635
	Arkema SA	10,149	1,291,809
	Assystem SA	1,526	54,920
	Atos SE	15,454	739,052
	Axway Software SA	1,894	63,808
*	Beneteau SA	9,380	153,306
*	Bigben Interactive	4,235	77,504
	Boiron SA	1,113	57,769
	Bollore SA	54,550	304,843
	Bonduelle SCA	4,150	103,832
	Bouygues SA	53,217	2,051,060
	Burelle SA	63	53,955
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	31,083
	Carrefour SA	99,262	1,843,719
*	Casino Guichard Perrachon SA	12,265	346,724
	CBo Territoria	7,931	33,662
*	Cegedim SA	1,538	52,002
*	CGG SA	179,720	125,640
	Chargeurs SA	4,117	106,877
*	Cie des Alpes	4,802	70,062
	Cie Plastic Omnium SA	11,175	354,660
	CNP Assurances	37,265	633,437
*	Coface SA	25,598	321,327
	Dassault Aviation SA	35	41,673
*	Derichebourg SA	23,770	251,081
	Eiffage SA	16,970	1,730,001
*	Ekinops SAS	1,214	10,997
*	Elior Group SA	33,250	227,927
*	Elis SA	44,128	791,338
*	Eramet SA	2,084	166,649
*	Etablissements Maurel et Prom SA	14,368	32,178

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eutelsat Communications SA	43,783	$476,405
*	Exel Industries, Class A	396	39,061
	Faurecia SE	23,560	1,051,542
	Fleury Michon SA	234	6,579
	Fnac Darty SA	4,674	324,432
*	GL Events	3,103	49,373
	Groupe Crit	832	67,605
	Guerbet	1,201	44,787
*	Haulotte Group SA	3,289	23,404
	HEXAOM	794	41,370
	Iliad SA	7,137	1,538,059
	Imerys SA	7,797	361,158
	IPSOS	10,300	478,520
	Jacquet Metals SACA	3,466	82,841
*	JCDecaux SA	3,638	99,241
	Korian SA	18,023	684,195
	Laurent-Perrier	630	76,206
	Linedata Services	828	39,975
	LISI	5,553	189,323
	Maisons du Monde SA	9,804	224,327
	Manitou BF SA	2,169	71,324
	Manutan International	613	57,019
	Mersen SA	4,703	186,815
	Metropole Television SA	4,954	99,199
	Nexity SA	9,389	472,963
	NRJ Group	4,442	32,354
*	OL Groupe SA	4,185	11,072
	Publicis Groupe SA	31,947	2,016,834
	Quadient SA	9,790	287,350
*	Renault SA	39,721	1,508,629
	Rexel SA	82,278	1,737,046
	Rothschild & Co.	8,687	325,105
	Samse SA	216	47,411
	Savencia SA	1,209	96,948
	SCOR SE	39,667	1,107,765
	Seche Environnement SA	1,014	58,820
	SES SA, Class A	74,977	578,026
*	SMCP SA	8,807	55,289
	Societe BIC SA	4,643	314,776
	Societe LDC SA	368	44,955
	Sopra Steria Group SACA	2,131	423,597
	SPIE SA	14,164	335,496
	Stef SA	798	92,762
	Synergie SE	1,714	75,224
*	Technip Energies NV	9,267	125,606
	Television Francaise 1	12,258	117,042
	Total Gabon	282	45,331
	Union Financiere de France BQE SA	1,051	22,128
	Valeo	22,505	650,750
*	Vallourec SA	10,397	100,867
	Vicat SA	5,352	269,795
	VIEL & Cie SA	3,477	24,999
	Vilmorin & Cie SA	1,543	103,572
*	Vranken-Pommery Monopole SA	1,043	22,145
*	X-Fab Silicon Foundries SE	10,029	95,063
TOTAL FRANCE			30,486,056
GERMANY — (4.4%)
	1&1 AG	11,903	353,165

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	7C Solarparken AG	8,896	$40,085
	Aareal Bank AG	16,963	427,769
*	ADVA Optical Networking SE	13,991	208,128
	AIXTRON SE	8,896	219,445
	Allgeier SE	576	16,257
	Aurubis AG	9,099	921,463
*	Bauer AG	3,516	52,296
	BayWa AG	4,365	200,138
	Bertrandt AG	1,590	94,043
*	Bijou Brigitte AG	1,051	29,290
	Bilfinger SE	7,305	224,668
*	Borussia Dortmund GmbH & Co., KGaA	14,361	104,304
	CANCOM SE	8,892	558,821
*	CECONOMY AG	35,445	170,048
	CENIT AG	1,654	29,126
	Cewe Stiftung & Co., KGaA	682	102,234
*	Commerzbank AG	221,642	1,427,362
*	Corestate Capital Holding SA	2,886	43,146
	Covestro AG	44,682	2,878,467
	CropEnergies AG	6,697	78,859
	Deutsche Pfandbriefbank AG	34,394	378,870
*	Deutz AG	37,189	315,874
	DMG Mori AG	1,172	58,030
	Draegerwerk AG & Co., KGaA	699	62,329
	Duerr AG	9,425	450,352
	Elmos Semiconductor SE	2,524	113,553
*	ElringKlinger AG	6,411	104,615
	FORTEC Elektronik AG	585	13,533
*	Fraport AG Frankfurt Airport Services Worldwide	7,753	509,944
	Freenet AG	29,133	696,782
	Fuchs Petrolub SE	4,007	160,405
	GEA Group AG	33,066	1,466,158
	Gerresheimer AG	6,634	692,683
*	Gesco AG	2,252	57,727
	GFT Technologies SE	4,908	164,148
*	Grammer AG	681	19,549
*	H&R GmbH & Co., KGaA	2,693	30,667
	Hamburger Hafen und Logistik AG	7,205	170,899
	Hapag-Lloyd AG	618	133,512
	HeidelbergCement AG	3,930	348,268
*	Heidelberger Druckmaschinen AG	15,016	35,127
#*	Hella GmbH & Co., KGaA	8,240	576,883
*	Highlight Communications AG	1,774	8,132
#*	HolidayCheck Group AG	7,182	21,465
#	Hornbach Baumarkt AG	2,035	81,966
	Hornbach Holding AG & Co., KGaA	2,631	295,619
	Hugo Boss AG	10,079	603,820
	Indus Holding AG	4,931	207,893
	Instone Real Estate Group AG	10,584	327,315
	Jenoptik AG	10,888	373,661
	JOST Werke AG	3,054	186,496
*	K+S AG	49,523	710,384
	KION Group AG	14,834	1,575,281
*	Kloeckner & Co. SE	21,008	319,586
*	Koenig & Bauer AG	2,894	99,075
#	KPS AG	2,103	13,276
	Krones AG	3,314	326,742
	KSB SE & Co., KGaA	62	30,584
	KWS Saat SE & Co., KGaA	2,415	203,016

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Lanxess AG	17,805	$1,289,500
#*	Leoni AG	5,261	91,879
#*	Manz AG	474	35,591
*	MAX Automation SE	1,060	5,673
*	Mediclin AG	5,270	25,883
*	Medios AG	1,299	52,451
	METRO AG	45,116	584,836
	MLP SE	17,665	144,601
*	Nordex SE	16,716	321,489
	Norma Group SE	7,582	401,489
	OHB SE	935	44,390
	Patrizia AG	13,312	339,286
	PNE AG	16,656	139,168
#	ProSiebenSat.1 Media SE	39,750	755,208
*	q.beyond AG	31,370	67,690
	Rheinmetall AG	9,752	935,800
	RTL Group SA	5,462	309,221
*	SAF-Holland SE	14,002	194,937
*	Salzgitter AG	9,223	359,091
	Schloss Wachenheim AG	674	14,789
	Scout24 AG	11,363	973,061
*	SGL Carbon SE	9,662	107,408
#	Siltronic AG	1,160	189,173
*	Sixt SE	1,129	157,073
	SMA Solar Technology AG	580	30,354
	Softing AG	1,101	8,883
	Software AG	13,806	667,187
	Stabilus SA	4,373	347,162
	Suedzucker AG	18,581	279,690
*	SUESS MicroTec SE	4,556	143,275
	Surteco Group SE	1,940	70,375
	Syzygy AG	1,064	9,077
	Takkt AG	9,644	158,519
*	Talanx AG	11,607	493,165
	Technotrans SE	1,533	52,254
	Telefonica Deutschland Holding AG	225,878	608,867
*	thyssenkrupp AG	86,725	864,028
	Uniper SE	11,908	464,923
	United Internet AG	21,842	903,982
	VERBIO Vereinigte BioEnergie AG	1,844	99,890
	Vossloh AG	2,607	131,243
	Wacker Neuson SE	8,184	246,658
	Wuestenrot & Wuerttembergische AG	6,861	150,044
	Zeal Network SE	3,342	164,447
TOTAL GERMANY			33,557,043
GREECE — (0.1%)
*	Alpha Services and Holdings SA	215,675	278,515
	Autohellas Tourist and Trading SA	2,402	20,818
	Bank of Greece	3,495	64,340
*	Fourlis Holdings SA	4,263	21,077
	Hellenic Petroleum SA	5,295	36,232
*	Intracom Holdings SA	11,350	24,373
*	LAMDA Development SA	5,410	54,069
*	Motor Oil Hellas Corinth Refineries SA	3,218	51,719
*	National Bank of Greece SA	11,097	31,423
*	Piraeus Financial Holdings SA	2,884	4,959

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Piraeus Port Authority SA	966	$22,163
TOTAL GREECE			609,688
HONG KONG — (1.9%)
	Aeon Credit Service Asia Co., Ltd.	38,000	24,109
	Asia Financial Holdings, Ltd.	32,000	13,873
	Associated International Hotels, Ltd.	12,000	22,242
	Atlas Corp.	12,133	158,578
	Automated Systems Holdings, Ltd.	110,400	19,124
	Bank of East Asia, Ltd. (The)	223,800	368,739
	BOC Aviation, Ltd.	43,200	317,635
	BOCOM International Holdings Co., Ltd.	178,000	39,826
	Brightoil Petroleum Holdings, Ltd.	238,000	8,615
	Build King Holdings, Ltd.	120,000	16,060
*	Burwill Holdings, Ltd.	664,000	1,136
#*	Cathay Pacific Airways, Ltd.	295,909	237,437
*	Century City International Holdings, Ltd.	360,000	20,365
	Cheuk Nang Holdings, Ltd.	37,997	13,207
	Chevalier International Holdings, Ltd.	20,000	24,976
*	China Energy Development Holdings, Ltd.	2,198,000	27,139
	China Huiyuan Juice Group, Ltd.	110,500	4,985
	Chong Hing Bank, Ltd.	43,000	113,252
	Chow Sang Sang Holdings International, Ltd.	88,000	147,251
	Chuang's China Investments, Ltd.	220,000	13,447
	Chuang's Consortium International, Ltd.	180,000	21,827
	CITIC Telecom International Holdings, Ltd.	347,000	112,576
	CNT Group, Ltd.	150,000	7,524
	Crystal International Group, Ltd.	121,500	48,830
	CSI Properties, Ltd.	1,310,000	41,320
	Dah Sing Banking Group, Ltd.	112,400	115,710
	Dah Sing Financial Holdings, Ltd.	42,400	133,657
	Eagle Nice International Holdings, Ltd.	44,000	28,264
	EcoGreen International Group, Ltd.	84,000	21,813
*	Emperor Capital Group, Ltd.	780,000	11,513
	Emperor International Holdings, Ltd.	270,000	38,697
	Emperor Watch & Jewellery, Ltd.	350,000	9,653
*	Esprit Holdings, Ltd.	555,000	44,343
	Far East Consortium International, Ltd.	302,169	119,695
	Fiber Optic Center, Inc.	344,000	2,324
	First Pacific Co., Ltd.	648,000	216,185
*	First Shanghai Investments, Ltd.	208,000	7,646
	Fosun Tourism Group	7,400	8,621
	Fountain SET Holdings, Ltd.	142,000	24,095
*	Genting Hong Kong, Ltd.	136,000	9,239
	Get Nice Financial Group, Ltd.	105,050	11,913
	Giordano International, Ltd.	314,000	61,084
*	Goodbaby International Holdings, Ltd.	231,000	53,649
	Great Eagle Holdings, Ltd.	46,691	146,223
	Guotai Junan International Holdings, Ltd.	650,000	98,090
#	Haitong International Securities Group, Ltd.	694,657	179,026
	Hang Lung Group, Ltd.	208,000	509,348
	Hang Lung Properties, Ltd.	113,000	292,488
	Hanison Construction Holdings, Ltd.	105,877	17,318
*	Hans Energy Co., Ltd.	310,000	15,774
	Harbour Centre Development, Ltd.	17,000	18,040
	Harmonicare Medical Holdings Ltd.	118,000	5,808
	HKR International, Ltd.	199,040	80,323
	HKT Trust & HKT, Ltd.	79,000	107,383
	Hon Kwok Land Investment Co., Ltd.	54,000	24,797

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Hongkong & Shanghai Hotels, Ltd. (The)	135,716	$119,426
	Hsin Chong Group Holdings, Ltd.	532,000	4,491
	Hua Han Health Industry Holdings, Ltd.	604,000	8,744
*	IRC, Ltd.	1,186,000	42,825
#*	ITC Properties Group, Ltd.	84,761	9,942
	Jacobson Pharma Corp., Ltd.	180,000	14,599
*	JBM Healthcare, Ltd.	22,500	3,413
	Johnson Electric Holdings, Ltd.	76,500	179,291
	K Wah International Holdings, Ltd.	284,000	128,371
*	Kader Holdings Co., Ltd.	136,000	7,409
	Kerry Logistics Network, Ltd.	131,500	391,856
	Kerry Properties, Ltd.	150,000	442,983
	Kowloon Development Co., Ltd.	105,000	121,910
*	Lai Sun Development Co., Ltd.	58,800	46,802
*	Lai Sun Garment International, Ltd.	90,973	39,802
*	Landing International Development, Ltd.	385,200	11,319
	Landsea Green Properties Co., Ltd.	264,000	15,448
	Liu Chong Hing Investment, Ltd.	40,000	40,819
	Luk Fook Holdings International, Ltd.	85,000	272,056
	Luks Group Vietnam Holdings Co., Ltd.	30,000	5,870
	Lung Kee Bermuda Holdings	32,000	14,933
*	Meilleure Health International Industry Group, Ltd.	432,000	22,261
*	Midland Holdings, Ltd.	187,517	32,254
	Ming Fai International Holdings, Ltd.	106,000	8,706
	Miramar Hotel & Investment	62,000	115,658
*	Mongolian Mining Corp.	102,000	28,218
	Nameson Holdings, Ltd.	134,000	10,162
	New World Development Co., Ltd.	346,000	1,640,303
#*	NewOcean Energy Holdings, Ltd.	242,000	12,129
	Nissin Foods Co., Ltd.	66,000	47,493
	Orient Overseas International, Ltd.	5,000	91,409
	Pacific Andes International Holdings, Ltd.	668,000	2,355
*	Paliburg Holdings, Ltd.	86,000	23,512
	PAX Global Technology, Ltd.	86,000	93,287
	PC Partner Group, Ltd.	28,000	17,386
	Pico Far East Holdings, Ltd.	278,000	46,498
	Public Financial Holdings, Ltd.	116,000	35,906
*	Regal Hotels International Holdings, Ltd.	68,000	34,706
	Regina Miracle International Holdings, Ltd.	52,000	18,472
	SAS Dragon Holdings, Ltd.	64,000	30,635
*	Shangri-La Asia, Ltd.	276,000	245,208
#	Shenwan Hongyuan HK, Ltd.	65,000	7,951
	Sing Tao News Corp., Ltd.	182,000	20,880
*	Singamas Container Holdings, Ltd.	432,000	61,739
	Sino Land Co., Ltd.	689,699	1,056,872
	SmarTone Telecommunications Holdings, Ltd.	75,000	42,035
	SMI Culture & Travel Group Holdings, Ltd.	265,598	3,206
	Soundwill Holdings, Ltd.	23,500	24,844
*	South China Holdings Co., Ltd.	190,000	2,636
*	Stella International Holdings, Ltd.	95,500	121,798
	Sun Hung Kai & Co., Ltd.	143,000	73,578
	Swire Pacific, Ltd., Class A	118,500	736,102
	Swire Pacific, Ltd., Class B	212,500	217,061
	Tao Heung Holdings, Ltd.	133,000	17,105
*	Television Broadcasts, Ltd.	82,600	69,641
	Tenwow International Holdings, Ltd.	120,000	2,200
	Texhong Textile Group, Ltd.	61,000	89,189
	Texwinca Holdings, Ltd.	228,000	51,406
*	Town Health International Medical Group, Ltd.	764,000	55,518

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Transport International Holdings, Ltd.	56,736	$105,829
*	Truly International Holdings, Ltd.	218,000	79,450
	United Laboratories International Holdings, Ltd. (The)	222,000	155,916
	Untrade CW Group Holdings	183,500	1,022
	Untrade Youyuan Holdings	79,000	0
	Value Partners Group, Ltd.	223,000	128,214
	Valuetronics Holdings, Ltd.	69,500	30,492
	Vedan International Holdings, Ltd.	80,000	7,717
	VPower Group International Holdings, Ltd.	154,000	31,720
	VSTECS Holdings, Ltd.	158,000	126,183
	Wai Kee Holdings, Ltd.	72,000	37,810
	Wang On Group, Ltd.	1,400,000	11,520
	WH Group, Ltd.	1,599,500	1,325,293
	Wing Tai Properties, Ltd.	72,000	40,868
*	Yue Yuen Industrial Holdings, Ltd.	177,000	373,541
#*	Yunfeng Financial Group, Ltd.	190,000	57,083
#	Zensun Enterprises, Ltd.	2,480,000	207,536
	Zhuguang Holdings Group Co., Ltd.	250,000	50,164
TOTAL HONG KONG			14,139,778
HUNGARY — (0.0%)
*	Opus Global Nyrt	12,916	10,188
INDIA — (4.1%)
	ACC, Ltd.	10,576	341,000
*	Adani Transmission, Ltd.	15,110	180,549
*	Aditya Birla Capital, Ltd.	66,623	104,089
	Advanced Enzyme Technologies, Ltd.	6,791	36,257
*	Ahluwalia Contracts India, Ltd.	1,863	9,798
*	AIA Engineering, Ltd.	2,371	63,793
	Ajanta Pharma, Ltd.	552	17,087
	Alembic Pharmaceuticals, Ltd.	3,741	39,608
	Alembic, Ltd.	15,848	25,808
	Alkem Laboratories, Ltd.	714	33,243
	Allcargo Logistics, Ltd.	6,482	17,253
	Amara Raja Batteries, Ltd.	11,733	113,907
	Ambuja Cements, Ltd.	40,041	222,130
	Anant Raj, Ltd.	11,744	10,145
*	Andhra Sugars, Ltd. (The)	1,435	10,868
*	Apar Industries, Ltd.	2,681	23,436
*	APL Apollo Tubes, Ltd.	3,800	89,336
	Apollo Tyres, Ltd.	59,452	179,023
*	Arvind Fashions, Ltd.	9,366	26,391
*	Arvind, Ltd.	17,226	24,262
*	Ashok Leyland, Ltd.	17,078	30,495
*	Aster DM Healthcare, Ltd.	14,600	32,055
	Astra Microwave Products, Ltd.	4,575	10,564
	Aurobindo Pharma, Ltd.	36,845	455,147
	Automotive Axles, Ltd.	280	5,444
	Avanti Feeds, Ltd.	4,356	37,416
*	Bajaj Hindusthan Sugar, Ltd.	83,960	21,479
	Balmer Lawrie & Co., Ltd.	13,192	24,051
	Balrampur Chini Mills, Ltd.	22,343	115,542
*	Bank of Baroda	126,798	137,366
*	Bank of India	11,252	11,360
*	Bank of Maharashtra	144,375	42,785
	Bannari Amman Sugars, Ltd.	400	9,607
	BASF India, Ltd.	1,695	66,141
	BEML, Ltd.	3,201	56,259

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bhansali Engineering Polymers, Ltd.	8,728	$22,075
	Bharat Dyanamics, Ltd.	2,070	11,730
	Bharat Electronics, Ltd.	145,018	359,986
	Bharat Forge, Ltd.	28,706	298,985
*	Bharat Heavy Electricals, Ltd.	142,826	114,534
	Birla Corp., Ltd.	4,098	82,442
	Birlasoft, Ltd.	27,966	151,424
	Bliss Gvs Pharma, Ltd.	9,745	14,111
*	Bodal Chemicals, Ltd.	4,733	7,585
	Bombay Burmah Trading Co.	601	10,055
*	Brigade Enterprises, Ltd.	11,602	49,897
*	Camlin Fine Sciences, Ltd.	5,191	13,161
	Can Fin Homes, Ltd.	7,363	53,554
*	Canara Bank	53,624	110,229
*	Capacit'e Infraprojects, Ltd.	3,450	10,671
	Caplin Point Laboratories, Ltd.	1,579	18,742
	Carborundum Universal, Ltd.	13,227	120,834
	Care Ratings, Ltd.	3,455	33,714
	CCL Products India, Ltd.	3,059	18,098
*	Ceat, Ltd.	4,557	82,889
*	Central Bank of India	76,535	25,244
	Century Textiles & Industries, Ltd.	6,859	74,073
	Chambal Fertilizers & Chemicals, Ltd.	29,997	123,466
	Chennai Super Kings Cricket, Ltd.	33,314	189
	Cholamandalam Financial Holdings, Ltd.	14,463	130,287
	Cholamandalam Investment and Finance Co., Ltd.	3,978	25,435
	Cigniti Technologies, Ltd.	1,421	10,947
	City Union Bank, Ltd.	57,306	116,265
	Clariant Chemicals India, Ltd.	1,273	10,535
	Cochin Shipyard, Ltd.	5,431	27,518
	Container Corp. Of India, Ltd.	34,329	297,799
	Coromandel International, Ltd.	6,376	78,533
	Cosmo Films, Ltd.	1,695	27,059
*	CreditAccess Grameen, Ltd.	4,005	35,786
	Cummins India, Ltd.	16,181	185,550
	Cyient, Ltd.	10,755	142,988
*	Dalmia Bharat, Ltd.	9,678	278,785
*	DB Corp., Ltd.	5,522	6,922
*	DCB Bank, Ltd.	35,470	50,225
	DCM Shriram, Ltd.	8,218	103,040
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	7,339	42,353
	Delta Corp., Ltd.	17,684	43,798
	Dhampur Sugar Mills, Ltd.	5,982	28,772
*	Dhani Services, Ltd.	7,901	24,565
	Dhanuka Agritech, Ltd.	1,826	23,284
	Dilip Buildcon, Ltd.	4,729	35,891
*	Dish TV India, Ltd.	164,378	31,293
*	Dishman Carbogen Amcis, Ltd.	9,244	25,952
	eClerx Services, Ltd.	2,848	86,200
	Edelweiss Financial Services, Ltd.	59,918	74,147
*	EID Parry India, Ltd.	10,423	61,096
*	EIH, Ltd.	22,745	34,122
	Electrosteel Castings, Ltd.	4,071	2,113
	Elgi Equipments, Ltd.	5,850	17,200
	Engineers India, Ltd.	42,292	42,786
	EPL, Ltd.	6,126	20,395
	Escorts, Ltd.	7,805	124,819
*	Eveready Industries India, Ltd.	5,102	25,412
*	Excel Industries, Ltd.	588	9,224

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Exide Industries, Ltd.	61,047	$146,592
*	FDC, Ltd.	6,655	33,306
	Federal Bank, Ltd.	305,791	360,328
*	Filatex India, Ltd.	7,311	9,782
	Finolex Cables, Ltd.	10,454	73,399
*	Finolex Industries, Ltd.	34,955	83,290
	Firstsource Solutions, Ltd.	49,505	129,108
	Force Motors, Ltd.	577	11,636
*	Fortis Healthcare, Ltd.	72,224	243,100
*	Future Consumer, Ltd.	86,904	9,717
	Gabriel India, Ltd.	5,953	11,167
	GAIL India, Ltd.	240,061	452,132
	Gateway Distriparks, Ltd.	1,012	3,828
	GE Power India, Ltd.	2,259	10,126
*	GE T&D India, Ltd.	10,963	21,030
	Genus Power Infrastructures, Ltd.	11,329	10,888
	GHCL, Ltd.	8,621	43,561
	GIC Housing Finance, Ltd.	8,542	19,891
	Glenmark Pharmaceuticals, Ltd.	23,392	191,680
	Godawari Power and Ispat, Ltd.	713	16,194
	Godfrey Phillips India, Ltd.	2,053	28,251
*	Godrej Industries, Ltd.	9,179	67,926
	Granules India, Ltd.	24,708	126,291
*	Graphite India, Ltd.	8,559	81,675
	Grasim Industries, Ltd.	11,421	239,347
	Great Eastern Shipping Co., Ltd. (The)	16,848	76,859
*	Greaves Cotton, Ltd.	12,308	26,689
*	Greenpanel Industries, Ltd.	3,185	10,868
	Gujarat Alkalies & Chemicals, Ltd.	5,495	35,578
*	Gujarat Ambuja Exports, Ltd.	11,322	29,359
*	Gujarat Fluorochemicals, Ltd.	5,043	117,568
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	10,975	56,722
	Gujarat Pipavav Port, Ltd.	36,112	53,751
	Gujarat State Fertilizers & Chemicals, Ltd.	16,942	27,789
	Gujarat State Petronet, Ltd.	38,546	179,547
	HBL Power Systems, Ltd.	14,954	10,450
	HEG, Ltd.	1,912	58,645
	HeidelbergCement India, Ltd.	11,926	42,471
	Hero MotoCorp, Ltd.	11,158	416,144
*	HFCL, Ltd.	103,165	104,862
*	HG Infra Engineering, Ltd.	1,511	10,731
	Hikal, Ltd.	9,005	64,790
	HIL, Ltd.	480	41,559
	Himadri Speciality Chemical, Ltd.	32,981	23,079
	Himatsingka Seide, Ltd.	3,001	10,892
	Hindalco Industries, Ltd.	30,120	181,677
	Hinduja Global Solutions, Ltd.	1,469	58,651
	Hindustan Aeronautics, Ltd.	5,367	80,590
	Honda India Power Products, Ltd.	598	9,742
	Huhtamaki India, Ltd.	2,798	11,370
	I G Petrochemicals, Ltd.	1,432	13,408
	ICRA, Ltd.	259	13,044
*	IDFC First Bank, Ltd.	335,274	234,646
*	IDFC, Ltd.	193,597	151,531
*	IFCI, Ltd.	141,393	27,356
	IIFL Finance, Ltd.	15,457	62,785
	IIFL Securities, Ltd.	13,052	19,776
	IIFL Wealth Management, Ltd.	4,690	87,507
	India Cements, Ltd. (The)	48,461	125,745

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	India Glycols, Ltd.	1,339	$12,313
	Indiabulls Housing Finance, Ltd.	40,187	149,122
*	Indiabulls Real Estate, Ltd.	23,120	47,322
	Indian Bank	27,513	51,521
	Indian Hotels Co., Ltd. (The)	44,894	87,164
	Indian Hume Pipe Co., Ltd. (The)	4,202	13,019
*	Indian Overseas Bank	224,728	74,343
	Indo Count Industries, Ltd.	11,162	39,966
	Indoco Remedies, Ltd.	2,710	16,361
	Indus Towers, Ltd.	67,310	202,098
*	IndusInd Bank, Ltd.	44,358	586,987
*	INEOS Styrolution India, Ltd.	1,405	26,664
*	Inox Leisure, Ltd.	2,775	12,186
*	Intellect Design Arena, Ltd.	7,679	77,525
	IRCON International, Ltd.	17,224	10,211
	ITD Cementation India, Ltd.	8,815	10,190
	J Kumar Infraprojects, Ltd.	5,857	17,372
	Jai Corp., Ltd.	4,762	9,827
*	Jaiprakash Associates, Ltd.	207,183	33,265
*	Jammu & Kashmir Bank, Ltd. (The)	20,472	10,516
	Jamna Auto Industries, Ltd.	6,298	7,620
	JB Chemicals & Pharmaceuticals, Ltd.	3,415	83,610
	Jindal Poly Films, Ltd.	3,088	41,678
	Jindal Saw, Ltd.	28,520	53,719
*	Jindal Stainless Hisar, Ltd.	15,689	61,933
*	Jindal Stainless, Ltd.	31,443	68,776
*	Jindal Steel & Power, Ltd.	67,984	395,375
*	JK Cement, Ltd.	2,315	101,153
*	JK Lakshmi Cement, Ltd.	6,522	60,731
*	JK Paper, Ltd.	12,273	43,290
	JK Tyre & Industries, Ltd.	17,886	35,883
	JM Financial, Ltd.	70,346	100,553
	JSW Energy, Ltd.	84,735	288,343
	JSW Steel, Ltd.	82,364	817,652
	JTEKT India, Ltd.	11,906	18,970
*	Jubilant Ingrevia, Ltd.	13,841	110,478
*	Jubilant Pharmova, Ltd.	13,841	127,752
*	Just Dial, Ltd.	2,448	31,900
	Jyothy Labs, Ltd.	10,173	23,301
	Kalpataru Power Transmission, Ltd.	9,211	58,791
*	Kalyani Steels, Ltd.	3,525	21,156
*	Karnataka Bank, Ltd. (The)	34,044	27,817
	Karur Vysya Bank, Ltd. (The)	66,610	43,319
	Kaveri Seed Co., Ltd.	2,051	20,013
	KCP, Ltd. (The)	5,104	11,103
	KEC International, Ltd.	15,039	86,211
	KEI Industries, Ltd.	7,094	68,715
	Kennametal India, Ltd.	562	9,486
	Kiri Industries, Ltd.	1,161	9,085
	Kirloskar Brothers, Ltd.	2,289	13,101
	Kirloskar Ferrous Industries, Ltd.	4,590	18,964
	Kirloskar Oil Engines, Ltd.	4,436	14,925
*	KNR Constructions, Ltd.	16,642	60,595
*	KPIT Technologies, Ltd.	27,966	106,294
	KPR Mill, Ltd.	2,394	61,211
*	KRBL, Ltd.	6,415	23,741
	KSB, Ltd.	2,271	35,533
*	L&T Finance Holdings, Ltd.	119,031	141,741
*	LA Opala RG, Ltd.	2,865	10,737

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lakshmi Machine Works, Ltd.	394	$46,213
	Laurus Labs, Ltd.	23,710	206,517
*	LG Balakrishnan & Bros, Ltd.	2,236	15,583
	LIC Housing Finance, Ltd.	50,112	277,133
	Linde India, Ltd.	3,348	79,268
	LT Foods, Ltd.	9,780	10,009
*	Magma Fincorp, Ltd.	34,863	80,393
	Maharashtra Seamless, Ltd.	3,404	14,333
	Mahindra & Mahindra Financial Services, Ltd.	88,800	180,869
	Mahindra & Mahindra, Ltd.	38,761	388,849
*	Mahindra CIE Automotive, Ltd.	19,585	71,405
*	Mahindra Lifespace Developers, Ltd.	5,046	51,589
*	Maithan Alloys, Ltd.	769	12,054
	Manappuram Finance, Ltd.	90,129	251,790
	Marksans Pharma, Ltd.	41,168	45,348
*	MAS Financial Services, Ltd.	824	9,105
*	Max Healthcare Institute, Ltd.	17,578	70,633
	Mayur Uniquoters, Ltd.	2,063	14,159
*	Meghmani Finechem, Ltd.	870	11,850
	Meghmani Organics, Ltd.	9,255	5,344
	Minda Corp., Ltd.	5,533	10,326
*	Morepen Laboratories, Ltd.	21,168	18,693
	Motilal Oswal Financial Services, Ltd.	4,623	58,674
	Mphasis, Ltd.	10,320	362,368
	MRF, Ltd.	148	159,555
	Multi Commodity Exchange of India, Ltd.	485	10,410
	Muthoot Finance, Ltd.	18,709	391,258
	Natco Pharma, Ltd.	10,895	149,041
	National Aluminium Co., Ltd.	156,240	198,129
*	Nava Bharat Ventures, Ltd.	13,685	22,843
*	Navneet Education, Ltd.	6,550	8,812
	NBCC India, Ltd.	72,069	50,032
	NCC, Ltd.	83,988	99,234
	NCL Industries, Ltd.	2,948	10,223
*	NESCO, Ltd.	2,733	22,421
	Neuland Laboratories, Ltd.	584	15,570
	Nilkamal, Ltd.	984	34,409
	NMDC, Ltd.	70,715	172,754
	NOCIL, Ltd.	11,119	39,285
*	Oberoi Realty, Ltd.	14,931	134,797
*	Olectra Greentech, Ltd.	3,169	12,953
	OnMobile Global, Ltd.	5,634	10,486
	Oracle Financial Services Software, Ltd.	1,098	63,690
	Orient Cement, Ltd.	12,098	26,090
	Oriental Carbon & Chemicals, Ltd.	1,088	16,521
	Paisalo Digital, Ltd.	2,324	20,559
	Persistent Systems, Ltd.	9,041	382,564
	Petronet LNG, Ltd.	85,218	251,476
	Phillips Carbon Black, Ltd.	8,230	30,143
*	Phoenix Mills, Ltd. (The)	13,248	152,677
	Piramal Enterprises, Ltd.	17,441	545,753
*	PNB Housing Finance, Ltd.	8,436	76,744
*	PNC Infratech, Ltd.	10,658	44,894
	Polyplex Corp., Ltd.	2,840	57,781
	Power Finance Corp., Ltd.	162,888	285,006
*	Praj Industries, Ltd.	14,719	73,130
*	Prakash Industries, Ltd.	14,115	15,878
*	Prestige Estates Projects, Ltd.	25,451	116,747
*	Prism Johnson, Ltd.	10,815	20,113

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PTC India, Ltd.	42,176	$58,409
*	Punjab & Sind Bank	90,423	24,333
*	Punjab National Bank	178,425	94,572
	Quess Corp., Ltd.	8,494	100,034
	Radico Khaitan, Ltd.	8,247	100,400
	Rain Industries, Ltd.	25,025	87,313
	Rajesh Exports, Ltd.	9,559	79,663
	Rallis India, Ltd.	9,419	41,000
	Ramco Cements, Ltd. (The)	16,012	234,829
*	Ramkrishna Forgings, Ltd.	867	9,624
	Rashtriya Chemicals & Fertilizers, Ltd.	39,338	44,612
*	Ratnamani Metals & Tubes, Ltd.	2,824	82,323
*	Raymond, Ltd.	5,379	31,891
*	RBL Bank, Ltd.	55,183	143,610
	REC, Ltd.	166,633	341,700
	Redington India, Ltd.	52,396	231,791
	Reliance Industrial Infrastructure, Ltd.	1,095	10,364
*	Reliance Power, Ltd.	199,364	32,424
	Repco Home Finance, Ltd.	6,568	30,072
	Sagar Cements, Ltd.	695	12,255
	Sarda Energy & Minerals, Ltd.	937	10,073
*	Savita Oil Technologies, Ltd.	524	10,496
	SH Kelkar & Co., Ltd.	6,301	14,382
*	Shakti Pumps India, Ltd.	993	10,320
	Sharda Cropchem, Ltd.	3,427	16,043
*	Shilpa Medicare, Ltd.	4,949	42,055
	Shipping Corp. of India, Ltd.	20,352	30,320
	Shriram City Union Finance, Ltd.	3,568	89,122
	Shriram Transport Finance Co., Ltd.	28,590	538,930
*	SIS, Ltd.	3,574	23,160
	Sobha, Ltd.	10,497	83,956
	Solar Industries India, Ltd.	2,369	54,446
	Solara Active Pharma Sciences, Ltd.	1,721	38,009
	Somany Ceramics, Ltd.	2,216	20,888
	Somany Home Innovation, Ltd.	5,251	26,086
	Sonata Software, Ltd.	4,254	44,252
*	South Indian Bank, Ltd. (The)	333,891	48,350
	Steel Authority of India, Ltd.	129,628	247,991
	Sterlite Technologies, Ltd.	19,851	77,932
	Strides Pharma Science, Ltd.	8,161	84,590
	Subros, Ltd.	2,637	11,661
	Sun TV Network, Ltd.	11,183	86,415
	Sundaram Finance, Ltd.	7,131	247,969
	Sundaram-Clayton, Ltd.	609	29,829
	Sunteck Realty, Ltd.	5,883	30,067
	Suprajit Engineering, Ltd.	7,749	35,050
	Supreme Petrochem, Ltd.	3,109	30,065
	Surya Roshni, Ltd.	1,931	13,780
	Suven Pharmaceuticals, Ltd.	286	1,948
	Tamilnadu Petroproducts, Ltd.	5,668	10,212
	Tata Chemicals, Ltd.	26,756	276,323
	Tata Consumer Products, Ltd.	66,537	675,805
	Tata Metaliks, Ltd.	1,163	20,718
*	Tata Motors, Ltd.	189,875	753,085
*	Tata Steel BSL, Ltd.	42,200	54,151
	Tata Steel, Ltd.	45,653	882,293
*	TCNS Clothing Co., Ltd.	1,568	12,390
	Techno Electric & Engineering Co., Ltd.	5,088	20,532
*	Tejas Networks, Ltd.	8,361	28,828

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Thermax, Ltd.	5,047	$96,526
	Thirumalai Chemicals, Ltd.	4,089	10,771
	Tide Water Oil Co. India, Ltd.	588	24,590
	Tide Water Oil Co., India, Ltd.	588	24,674
	Time Technoplast, Ltd.	9,013	9,969
	Tinplate Co. of India, Ltd. (The)	4,824	16,823
	Transport Corp. of India, Ltd.	3,428	19,478
	Trident, Ltd.	166,130	46,210
*	Triveni Engineering & Industries, Ltd.	27,862	70,394
	Tube Investments of India, Ltd.	1,672	25,160
	TV Today Network, Ltd.	2,359	9,266
*	TV18 Broadcast, Ltd.	70,676	37,145
*	TVS Srichakra, Ltd.	255	7,427
*	UCO Bank	45,994	8,554
	Uflex, Ltd.	7,003	51,392
*	Union Bank of India	131,313	65,240
	UPL, Ltd.	87,352	947,482
*	Usha Martin, Ltd.	19,215	17,457
*	VA Tech Wabag, Ltd.	2,666	13,231
	Vakrangee, Ltd.	47,114	22,941
*	Vardhman Textiles, Ltd.	4,293	109,960
*	Varroc Engineering, Ltd.	1,708	7,779
	Venky's India, Ltd.	427	17,742
	Vesuvius India, Ltd.	1,245	22,073
	Vindhya Telelinks, Ltd.	1,060	19,097
*	Vodafone Idea, Ltd.	1,114,691	124,411
*	Voltamp Transformers, Ltd.	479	9,993
	VRL Logistics, Ltd.	2,993	12,231
*	VST Tillers Tractors, Ltd.	380	10,436
	Welspun Corp., Ltd.	15,728	29,400
	Welspun Enterprises, Ltd.	9,490	13,535
	Welspun India, Ltd.	49,609	89,504
*	West Coast Paper Mills, Ltd.	6,279	22,102
*	Wockhardt, Ltd.	6,164	43,928
*	Yes Bank, Ltd.	170,161	29,329
	Zee Entertainment Enterprises, Ltd.	127,292	347,934
	Zensar Technologies, Ltd.	10,425	58,347
	Zydus Wellness, Ltd.	2,015	58,927
TOTAL INDIA			31,505,813
INDONESIA — (0.5%)
	Adaro Energy Tbk PT	2,495,600	230,478
	Adhi Karya Persero Tbk PT	205,100	9,719
	AKR Corporindo Tbk PT	388,500	96,716
*	Alam Sutera Realty Tbk PT	2,956,900	31,913
	Astra Agro Lestari Tbk PT	98,200	54,001
	Astra Otoparts Tbk PT	172,500	12,649
*	Bank Bukopin Tbk PT	815,700	23,042
*	Bank Capital Indonesia Tbk PT	1,075,400	32,860
*	Bank China Construction Bank Indonesia Tbk PT	1,092,700	9,905
*	Bank Mayapada International Tbk PT	326,300	32,537
	Bank Maybank Indonesia Tbk PT	2,169,700	51,266
*	Bank Pan Indonesia Tbk PT	863,600	43,561
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	351,000	29,744
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	41,033
*	Bank Tabungan Negara Persero Tbk PT	865,100	78,634
	BFI Finance Indonesia Tbk PT	956,000	61,714
*	Buana Lintas Lautan Tbk PT	1,461,500	25,068
	Bukit Asam Tbk PT	544,800	84,016

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Serpong Damai Tbk PT	1,460,000	$94,338
	Ciputra Development Tbk PT	1,944,786	116,345
*	Delta Dunia Makmur Tbk PT	888,000	19,046
	Dharma Satya Nusantara Tbk PT	494,300	18,461
*	Eagle High Plantations Tbk PT	2,012,700	12,116
	Elnusa Tbk PT	1,110,000	20,102
	Erajaya Swasembada Tbk PT	1,768,000	80,756
*	Gajah Tunggal Tbk PT	310,300	16,753
	Gudang Garam Tbk PT	68,900	156,428
	Indah Kiat Pulp & Paper Corp. Tbk PT	456,800	214,718
*	Indika Energy Tbk PT	467,500	44,294
	Indo Tambangraya Megah Tbk PT	56,500	66,231
	Indofood Sukses Makmur Tbk PT	35,000	14,712
*	Intiland Development Tbk PT	1,209,000	13,645
	Japfa Comfeed Indonesia Tbk PT	790,900	85,463
	Jaya Real Property Tbk PT	516,300	16,218
*	Kawasan Industri Jababeka Tbk PT	3,135,500	36,850
*	KMI Wire & Cable Tbk PT	369,600	8,589
*	Krakatau Steel Persero Tbk PT	306,400	10,257
	Link Net Tbk PT	85,400	27,170
*	Lippo Karawaci Tbk PT	6,781,250	69,930
*	Medco Energi Internasional Tbk PT	2,070,972	69,833
*	Media Nusantara Citra Tbk PT	1,022,400	55,860
	Metrodata Electronics Tbk PT	92,100	16,747
*	MNC Kapital Indonesia Tbk PT	1,967,500	15,917
*	MNC Land Tbk PT	10,899,200	79,163
*	MNC Vision Networks Tbk PT	1,808,000	31,255
	Pabrik Kertas Tjiwi Kimia Tbk PT	201,800	95,201
*	Pakuwon Jati Tbk PT	2,451,800	67,861
*	Panin Financial Tbk PT	4,432,900	55,551
*	Paninvest Tbk PT	227,600	11,959
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	775,500	60,322
*	PP Persero Tbk PT	391,600	22,769
	Puradelta Lestari Tbk PT	1,263,400	16,622
	Ramayana Lestari Sentosa Tbk PT	603,300	26,299
*	Rimo International Lestari Tbk PT	4,191,900	2,717
*	Salim Ivomas Pratama Tbk PT	511,500	15,774
	Sawit Sumbermas Sarana Tbk PT	336,100	19,417
	Semen Baturaja Persero Tbk PT	247,700	10,027
	Semen Indonesia Persero Tbk PT	65,900	35,118
	Sri Rejeki Isman Tbk PT	1,787,400	18,044
*	Summarecon Agung Tbk PT	1,816,004	94,256
*	Surya Esa Perkasa Tbk PT	516,000	15,766
*	Surya Semesta Internusa Tbk PT	835,700	28,790
	Tempo Scan Pacific Tbk PT	117,300	11,844
*	Tiphone Mobile Indonesia Tbk PT	247,700	389
*	Trada Alam Minera Tbk PT	3,776,600	2,448
	Tunas Baru Lampung Tbk PT	599,800	33,190
	United Tractors Tbk PT	145,300	196,594
	Vale Indonesia Tbk PT	364,800	138,754
	Wijaya Karya Persero Tbk PT	837,300	53,314
	XL Axiata Tbk PT	653,500	121,655
TOTAL INDONESIA			3,514,734
IRELAND — (0.5%)
*	AIB Group P.L.C.	155,659	382,306
*	Bank of Ireland Group P.L.C.	210,231	1,115,315
*	C&C Group P.L.C.	149,452	491,145
*	Cairn Homes P.L.C.	174,081	231,535

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	FBD Holdings P.L.C.	9,915	$91,693
	Glanbia P.L.C.	14,936	256,409
*	Glenveagh Properties P.L.C.	132,660	157,324
*	Greencore Group P.L.C.	105,774	191,675
*	Irish Continental Group P.L.C.	6,703	35,222
*	Permanent TSB Group Holdings P.L.C.	37,825	65,473
	Smurfit Kappa Group P.L.C.	12,468	703,369
TOTAL IRELAND			3,721,466
ISRAEL — (0.9%)
	Afcon Holdings, Ltd.	502	31,675
	Africa Israel Residences, Ltd.	911	47,858
	Albaad Massuot Yitzhak, Ltd.	1,555	28,589
*	Alrov Properties and Lodgings, Ltd.	1,540	69,947
	Arad, Ltd.	3,363	44,859
	Ashtrom Group, Ltd.	8,375	180,114
	Aura Investments, Ltd.	23,216	23,301
*	Azorim-Investment Development & Construction Co., Ltd.	33,567	126,854
*	Bet Shemesh Engines Holdings 1997, Ltd.	955	19,300
	Carasso Motors, Ltd.	6,480	33,238
*	Cellcom Israel, Ltd.	6,577	24,745
*	Cellcom Israel, Ltd.	11,396	43,875
*	Clal Insurance Enterprises Holdings, Ltd.	13,160	261,999
	Delek Automotive Systems, Ltd.	7,987	100,773
*	Delek Group, Ltd.	2,187	130,644
	Delta-Galil Industries, Ltd.	2,465	104,628
	Dor Alon Energy in Israel 1988, Ltd.	748	20,500
	Duniec Brothers, Ltd.	990	46,385
*	Ellomay Capital, Ltd.	485	13,821
*	Equital, Ltd.	4,966	131,987
*	First International Bank Of Israel, Ltd. (The)	14,142	448,445
	FMS Enterprises Migun, Ltd.	889	25,098
	Formula Systems 1985, Ltd.	1,912	168,604
	Gilat Satellite Networks, Ltd.	6,182	63,784
	Hadera Paper, Ltd.	867	67,241
	Hamat Group, Ltd.	3,480	21,028
	Harel Insurance Investments & Financial Services, Ltd.	28,943	274,603
	IDI Insurance Co., Ltd.	1,856	63,134
*	Isracard, Ltd.	45,868	175,463
	Israel Canada T.R, Ltd.	25,831	110,016
*	Israel Discount Bank, Ltd., Class A	4,021	18,836
	Israel Land Development - Urban Renewal, Ltd.	3,342	42,214
	Isras Investment Co., Ltd.	443	97,634
*	Issta Lines, Ltd.	1,709	34,925
*	Kamada, Ltd.	5,675	30,872
	Kenon Holdings, Ltd.	4,051	136,868
	Kerur Holdings, Ltd.	1,355	38,762
	Klil Industries, Ltd.	195	19,230
	Magic Software Enterprises, Ltd.	12,472	217,761
	Magic Software Enterprises, Ltd.	3,745	65,541
	Mediterranean Towers, Ltd.	24,745	75,440
*	Mehadrin, Ltd.	111	4,722
	Meitav Dash Investments, Ltd.	8,070	42,034
	Menora Mivtachim Holdings, Ltd.	6,559	129,539
*	Migdal Insurance & Financial Holdings, Ltd.	90,712	116,232
*	Minrav Holdings, Ltd.	105	23,526
*	Naphtha Israel Petroleum Corp., Ltd.	6,846	31,515
	Nawi Brothers, Ltd.	6,138	46,579
*	Neto Malinda Trading, Ltd.	2,465	58,880

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Neto ME Holdings, Ltd.	526	$22,725
	NR Spuntech Industries, Ltd.	8,025	21,455
*	Oil Refineries, Ltd.	464,572	109,769
*	OPC Energy, Ltd.	10,806	102,330
	Palram Industries 1990, Ltd.	1,933	23,792
*	Partner Communications Co., Ltd.	32,533	139,808
	Paz Oil Co., Ltd.	2,419	292,075
*	Perion Network, Ltd.	5,377	100,653
	Phoenix Holdings, Ltd. (The)	36,935	352,964
	Plasson Industries, Ltd.	751	40,854
	Prashkovsky Investments and Construction, Ltd.	1,088	31,423
	Rapac Communication & Infrastructure, Ltd.	1,204	11,536
	Raval Ics, Ltd.	3,611	9,482
	Sano-Brunos Enterprises, Ltd.	440	42,157
	Scope Metals Group, Ltd.	1,581	47,931
	Shalag Industries, Ltd.	2,618	10,567
*	Shikun & Binui, Ltd.	50,589	286,609
	Shufersal, Ltd.	25,400	204,428
*	Suny Cellular Communication, Ltd.	38,993	17,186
	Tel Aviv Stock Exchange, Ltd.	11,929	73,745
	Telsys	571	20,347
*	Tower Semiconductor, Ltd.	14,423	389,238
	YH Dimri Construction & Development, Ltd.	1,491	96,020
TOTAL ISRAEL			6,580,712
ITALY — (2.6%)
	A2A SpA	344,420	730,738
	ACEA SpA	12,956	301,946
*	Aeffe SpA	11,709	23,766
	Alerion Cleanpower SpA	1,204	19,026
	Anima Holding SpA	66,808	329,100
*	Aquafil SpA	2,728	24,169
*	Arnoldo Mondadori Editore SpA	18,591	43,266
	Ascopiave SpA	18,489	76,878
*	Autogrill SpA	27,022	189,589
	Autostrade Meridionali SpA	328	11,090
	Avio SpA	4,608	64,797
	Azimut Holding SpA	18,011	463,318
*	Banca Carige SpA	22	32
*	Banca Generali SpA	10,245	425,008
	Banca IFIS SpA	7,189	118,543
	Banca Mediolanum SpA	44,822	441,131
*	Banca Monte dei Paschi di Siena SpA	7,614	10,555
	Banca Popolare di Sondrio SCPA	126,467	557,080
	Banca Profilo SpA	114,968	29,704
*	Banca Sistema SpA	15,855	40,040
	Banco BPM SpA	341,121	1,023,374
	Banco di Desio e della Brianza SpA	8,792	32,530
	BF SpA	11,931	52,674
	BFF Bank SpA	3,503	36,568
	BPER Banca	263,772	514,226
	Brembo SpA	19,543	273,116
	Buzzi Unicem SpA	23,183	612,790
	Cairo Communication SpA	21,556	39,285
	Cementir Holding NV	12,612	142,081
*	Cerved Group SpA	16,921	198,612
*	CIR SpA-Compagnie Industriali	227,785	138,371
	CNH Industrial NV	12,079	201,690
	Credito Emiliano SpA	22,870	146,574

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	d'Amico International Shipping SA	87,626	$9,973
	Danieli & C Officine Meccaniche SpA	10,257	188,235
	Danieli & C Officine Meccaniche SpA	3,068	90,931
	De' Longhi SpA	6,379	282,079
*	Elica SpA	8,847	35,051
	Emak SpA	24,049	49,877
*	Enav SpA	52,512	242,766
	ERG SpA	13,082	408,560
	Esprinet SpA	7,745	142,849
	Fila SpA	4,449	55,680
*	Fincantieri SpA	128,750	110,215
*	FNM SpA	40,686	29,203
	Gefran SpA	1,219	13,670
*	Geox SpA	17,855	24,601
	Hera SpA	148,625	631,574
*	Illimity Bank SpA	14,626	205,518
*	IMMSI SpA	62,616	37,876
*	IVS Group SA	2,689	19,293
	La Doria SpA	3,265	70,050
*	Leonardo SpA	78,703	618,503
	LU-VE SpA	1,303	30,611
	Maire Tecnimont SpA	25,227	93,301
	Mediaset SpA	91,865	281,129
*	Mediobanca Banca di Credito Finanziario SpA	137,838	1,613,313
*	Mondo TV SpA	5,850	9,766
	Openjobmetis SpA agenzia per il lavoro	2,188	26,836
	Orsero SpA	2,608	29,564
*	OVS SpA	61,905	127,243
	Piaggio & C SpA	37,201	142,894
	Pirelli & C SpA	90,044	543,758
	Poste Italiane SpA	69,400	918,334
*	Prima Industrie SpA	1,511	39,884
	Prysmian SpA	19,391	695,233
	Reno de Medici SpA	44,457	75,645
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	12,171
	Sabaf SpA	2,439	73,735
	SAES Getters SpA	1,585	30,059
*	Saipem SpA	154,322	354,050
*	Saras SpA	156,519	115,019
*	Societa Cattolica Di Assicurazione SpA	36,908	302,844
*	Sogefi SpA	11,260	18,255
	SOL SpA	8,739	191,815
	Telecom Italia SpA	1,859,543	814,315
	Telecom Italia SpA	1,196,338	557,766
	Tenaris SA	58,105	592,028
	Tenaris SA, ADR	28,091	574,180
*	Tod's SpA	2,551	160,173
	Unieuro SpA	1,499	42,013
	Unipol Gruppo SpA	104,593	555,853
	UnipolSai Assicurazioni SpA	114,738	318,547
	Webuild SpA	29,497	80,334
TOTAL ITALY			19,998,839
JAPAN — (15.8%)
	77 Bank, Ltd. (The)	17,200	182,464
	A&D Co., Ltd.	5,200	47,000
	Achilles Corp.	4,400	54,853
	AD Works Group Co., Ltd.	8,300	11,744
	ADEKA Corp.	23,100	466,386

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Advan Group Co., Ltd.	7,500	$61,430
*	Advanced Media, Inc.	3,500	22,628
	AEON Financial Service Co., Ltd.	30,000	369,598
	Agro-Kanesho Co., Ltd.	2,600	32,998
	AGS Corp.	1,900	15,272
	Ahresty Corp.	4,400	19,448
	Aichi Bank, Ltd. (The)	2,700	79,152
	Aichi Steel Corp.	3,100	82,222
	Aichi Tokei Denki Co., Ltd.	900	36,979
	Aida Engineering, Ltd.	13,400	123,914
	Aiful Corp.	81,800	257,103
	Ainavo Holdings Co., Ltd.	2,300	21,999
	Air Water, Inc.	43,700	653,280
	Airport Facilities Co., Ltd.	7,000	36,853
	Aisan Industry Co., Ltd.	11,200	97,834
	Akatsuki Corp.	9,400	32,649
	Akatsuki, Inc.	1,700	50,814
*	Akebono Brake Industry Co., Ltd.	27,300	42,500
	Akita Bank, Ltd. (The)	6,000	76,370
	Albis Co., Ltd.	2,000	42,501
	Alconix Corp.	7,000	93,035
	Alfresa Holdings Corp.	53,900	820,890
	Alinco, Inc.	4,500	41,054
	Alpen Co., Ltd.	4,900	137,741
	Alpha Corp.	2,400	25,405
	Alps Alpine Co., Ltd.	48,600	505,872
	Alps Logistics Co., Ltd.	4,800	42,774
	Amada Co., Ltd.	24,708	253,952
	Amiyaki Tei Co., Ltd.	500	13,201
	Anabuki Kosan, Inc.	1,200	22,091
	Anest Iwata Corp.	8,200	79,082
	AOKI Holdings, Inc.	11,700	70,009
	Aomori Bank, Ltd. (The)	6,700	121,349
*	Aoyama Trading Co., Ltd.	13,000	83,100
	Aozora Bank, Ltd.	32,700	736,010
	Arakawa Chemical Industries, Ltd.	5,500	59,764
	Arata Corp.	4,300	167,820
	Araya Industrial Co., Ltd.	1,000	13,698
	Arcland Sakamoto Co., Ltd.	1,000	13,794
	Arcs Co., Ltd.	12,700	258,661
	Arealink Co., Ltd.	3,400	49,196
	Artnature, Inc.	3,600	22,314
	Asahi Co., Ltd.	4,200	50,779
	Asahi Kogyosha Co., Ltd.	1,300	38,509
	Asahi Printing Co., Ltd.	3,000	24,758
	Asahi Yukizai Corp.	4,500	55,124
	Asanuma Corp.	1,800	77,453
	Asax Co., Ltd.	2,400	15,116
*	Ashimori Industry Co., Ltd.	900	9,473
	Asia Pile Holdings Corp.	10,700	46,979
	ASKA Pharmaceutical Holdings Co., Ltd.	5,900	52,888
	Astena Holdings Co., Ltd.	6,000	30,535
	Asti Corp.	1,400	35,003
	Autobacs Seven Co., Ltd.	15,900	233,897
	Avantia Co., Ltd.	2,800	23,477
	Awa Bank, Ltd. (The)	10,600	191,858
	Axial Retailing, Inc.	5,100	176,956
	Axyz Co., Ltd.	800	23,594
	Bando Chemical Industries, Ltd.	9,500	79,305

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Iwate, Ltd. (The)	5,000	$76,221
	Bank of Kochi, Ltd. (The)	2,701	19,696
	Bank of Nagoya, Ltd. (The)	3,900	88,001
	Bank of Okinawa, Ltd. (The)	6,580	148,414
	Bank of Saga, Ltd. (The)	4,300	53,831
	Bank of the Ryukyus, Ltd.	13,200	87,161
	Bank of Toyama, Ltd. (The)	700	13,120
	Belluna Co., Ltd.	16,100	136,745
	Benesse Holdings, Inc.	10,200	234,712
	Bourbon Corp.	2,500	58,505
	Broccoli Co., Ltd.	2,100	28,626
	Brother Industries, Ltd.	13,500	274,737
	Bunka Shutter Co., Ltd.	14,200	152,807
	C Uyemura & Co., Ltd.	3,400	142,542
	Canon Electronics, Inc.	5,700	83,349
	Carlit Holdings Co., Ltd.	5,500	37,239
	Cawachi, Ltd.	4,800	97,045
	Central Glass Co., Ltd.	11,100	224,407
	Central Sports Co., Ltd.	2,100	45,675
	Chiba Bank, Ltd. (The)	146,100	831,116
	Chiba Kogyo Bank, Ltd. (The)	17,300	40,314
	Chilled & Frozen Logistics Holdings Co., Ltd.	4,100	61,851
	Chino Corp.	1,700	23,606
	Chiyoda Co., Ltd.	6,500	51,658
	Chodai Co., Ltd.	2,300	40,327
	Chori Co., Ltd.	4,500	77,401
	Chubu Shiryo Co., Ltd.	6,300	65,817
*	Chuetsu Pulp & Paper Co., Ltd.	2,000	23,275
	Chugai Ro Co., Ltd.	2,700	48,559
	Chugoku Bank, Ltd. (The)	35,800	284,684
	Chugoku Marine Paints, Ltd.	11,700	96,873
	Chukyo Bank, Ltd. (The)	3,300	42,162
	Chuo Gyorui Co., Ltd.	500	13,417
	CI Takiron Corp.	11,600	63,502
	Citizen Watch Co., Ltd.	81,000	316,858
	CK-San-Etsu Co., Ltd.	1,300	34,537
	Cleanup Corp.	6,800	33,635
	CMIC Holdings Co., Ltd.	3,400	44,304
*	CMK Corp.	16,000	61,575
	Coca-Cola Bottlers Japan Holdings, Inc.	35,900	585,859
	Concordia Financial Group, Ltd.	303,600	1,086,823
	CONEXIO Corp.	3,700	54,025
	Cosel Co., Ltd.	6,800	63,293
	Cosmo Energy Holdings Co., Ltd.	16,700	388,396
	Cosmos Initia Co., Ltd.	2,700	10,818
	Create Medic Co., Ltd.	3,000	26,283
	Credit Saison Co., Ltd.	44,400	529,609
	CTI Engineering Co., Ltd.	3,300	70,407
	Dai Nippon Toryo Co., Ltd.	7,200	55,513
	Daicel Corp.	60,600	503,292
	Dai-Dan Co., Ltd.	4,100	98,702
	Daido Kogyo Co., Ltd.	2,100	21,038
	Daido Metal Co., Ltd.	12,900	71,230
	Daido Steel Co., Ltd.	7,800	368,218
	Daihatsu Diesel Manufacturing Co., Ltd.	7,400	32,784
	Daiho Corp.	5,000	194,038
	Dai-Ichi Cutter Kogyo K.K.	1,200	15,118
	Daiichi Jitsugyo Co., Ltd.	2,100	89,295
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	6,600	111,690

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Daiken Corp.	3,200	$64,802
Daiki Aluminium Industry Co., Ltd.	8,400	93,040
Daikoku Denki Co., Ltd.	2,500	20,599
Daikyonishikawa Corp.	10,800	69,634
Dainichi Co., Ltd.	3,100	21,460
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	3,500	73,833
Daio Paper Corp.	18,900	325,775
Daiseki Eco. Solution Co., Ltd.	1,100	12,908
Daishi Hokuetsu Financial Group, Inc.	10,350	228,784
Daishinku Corp.	1,700	55,274
Daisue Construction Co., Ltd.	3,500	31,926
Daito Bank, Ltd. (The)	2,700	15,110
Daito Chemix Corp.	2,000	21,026
Daito Pharmaceutical Co., Ltd.	3,100	94,087
Daitron Co., Ltd.	2,700	47,936
Daiwabo Holdings Co., Ltd.	8,000	161,490
DCM Holdings Co., Ltd.	36,700	361,705
Denka Co., Ltd.	19,300	667,935
Denyo Co., Ltd.	5,100	92,980
DIC Corp.	19,000	513,456
Digital Holdings, Inc.	900	17,494
DKK-Toa Corp.	3,400	25,630
DKS Co., Ltd.	2,000	61,556
Doutor Nichires Holdings Co., Ltd.	9,500	144,789
Dowa Holdings Co., Ltd.	11,900	462,418
Duskin Co., Ltd.	10,200	235,555
Eagle Industry Co., Ltd.	8,000	94,588
Ebara Foods Industry, Inc.	1,400	33,914
Eco's Co., Ltd.	1,400	23,869
EDION Corp.	24,200	250,194
EF-ON, Inc.	5,900	66,999
Ehime Bank, Ltd. (The)	10,500	72,057
Eidai Co., Ltd.	8,000	21,877
Eizo Corp.	4,100	172,910
Elematec Corp.	5,800	60,471
Endo Lighting Corp.	4,100	27,386
Enomoto Co., Ltd.	800	12,589
Enshu, Ltd.	1,100	8,374
Eslead Corp.	2,300	33,879
ESPEC Corp.	4,300	90,318
Exedy Corp.	8,500	128,720
Ezaki Glico Co., Ltd.	2,200	82,190
FALCO HOLDINGS Co., Ltd.	2,300	36,160
FCC Co., Ltd.	11,400	163,432
Feed One Co., Ltd.	7,100	47,873
FIDEA Holdings Co., Ltd.	59,200	65,459
First Bank of Toyama, Ltd. (The)	14,900	36,868
First Brothers Co., Ltd.	1,800	16,380
First Juken Co., Ltd.	2,300	24,287
FJ Next Co., Ltd.	3,800	35,691
Foster Electric Co., Ltd.	7,000	57,919
France Bed Holdings Co., Ltd.	7,200	60,107
F-Tech, Inc.	4,900	33,508
Fudo Tetra Corp.	4,400	74,489
Fuji Co., Ltd.	5,600	99,603
Fuji Corp.	16,400	385,933
Fuji Corp., Ltd.	9,800	57,423
Fuji Die Co., Ltd.	1,700	10,553
Fuji Furukawa Engineering & Construction Co., Ltd.	700	16,588

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Kosan Co., Ltd.	1,300	$12,379
	Fuji Oil Co., Ltd.	15,000	33,479
	Fuji Pharma Co., Ltd.	4,500	46,297
	Fuji Seal International, Inc.	9,500	192,974
	Fujibo Holdings, Inc.	2,500	91,076
	Fujicco Co., Ltd.	6,100	106,982
	Fujikura Composites, Inc.	6,200	28,150
	Fujikura Kasei Co., Ltd.	7,900	35,917
*	Fujikura, Ltd.	71,000	363,425
	Fujimori Kogyo Co., Ltd.	4,300	162,460
	Fujisash Co., Ltd.	25,800	18,156
	Fujiya Co., Ltd.	3,200	66,103
	FuKoKu Co., Ltd.	3,700	34,428
	Fukuda Corp.	2,100	95,040
	Fukuda Denshi Co., Ltd.	2,300	209,770
	Fukui Bank, Ltd. (The)	6,500	85,377
	Fukuoka Financial Group, Inc.	39,760	670,159
	Fukuyama Transporting Co., Ltd.	6,900	259,090
	Furukawa Co., Ltd.	9,300	108,932
	Furukawa Electric Co., Ltd.	20,100	517,578
	Furuno Electric Co., Ltd.	8,700	85,855
	Furusato Industries, Ltd.	3,200	57,952
	Fuso Pharmaceutical Industries, Ltd.	2,300	49,056
	Futaba Industrial Co., Ltd.	17,000	88,343
	Fuyo General Lease Co., Ltd.	5,200	339,773
	Gakken Holdings Co., Ltd.	7,300	85,772
	Gecoss Corp.	3,600	28,978
	Geo Holdings Corp.	9,900	110,613
	GL Sciences, Inc.	2,600	62,756
	GLOBERIDE, Inc.	2,000	96,919
	Glory, Ltd.	13,600	292,226
	Glosel Co., Ltd.	6,000	24,209
	Godo Steel, Ltd.	3,100	43,470
	Grandy House Corp.	4,100	16,267
	GS Yuasa Corp.	16,600	426,469
	GSI Creos Corp.	1,800	16,014
	G-Tekt Corp.	6,500	92,254
	Gunma Bank, Ltd. (The)	107,800	344,465
	Gunze, Ltd.	4,600	199,180
	H2O Retailing Corp.	26,800	202,928
	Hachijuni Bank, Ltd. (The)	108,200	350,052
	Hagihara Industries, Inc.	4,100	53,410
	Hagiwara Electric Holdings Co., Ltd.	2,500	52,190
	Hagoromo Foods Corp.	500	14,277
	Hakudo Co., Ltd.	1,700	34,405
	Hakuto Co., Ltd.	4,700	65,347
	Halows Co., Ltd.	2,100	54,343
	Hamakyorex Co., Ltd.	4,000	115,645
	Hanwa Co., Ltd.	10,100	298,859
	Happinet Corp.	4,400	58,347
	Hard Off Corp. Co., Ltd.	3,900	27,382
	Harima Chemicals Group, Inc.	4,400	36,370
	Haruyama Holdings, Inc.	2,000	11,495
	Haseko Corp.	61,800	836,295
	Hashimoto Sogyo Holdings Co., Ltd.	1,000	25,149
	Hazama Ando Corp.	44,200	336,257
	Heiwa Corp.	13,800	241,404
	Heiwa Real Estate Co., Ltd.	8,500	306,747
	Heiwado Co., Ltd.	8,700	165,738

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Helios Techno Holding Co., Ltd.	4,900	$15,331
	Himaraya Co., Ltd.	2,700	27,165
	Hirakawa Hewtech Corp.	4,100	44,498
	Hirogin Holdings, Inc.	80,100	431,014
*	Hiroshima Electric Railway Co., Ltd.	3,200	27,347
	Hitachi Zosen Corp.	53,500	386,539
	Hochiki Corp.	3,900	40,160
	Hodogaya Chemical Co., Ltd.	2,100	78,713
	Hogy Medical Co., Ltd.	6,000	188,685
	Hokkaido Coca-Cola Bottling Co., Ltd.	600	22,160
	Hokkan Holdings, Ltd.	2,600	33,440
	Hokko Chemical Industry Co., Ltd.	5,700	55,567
	Hokkoku Bank, Ltd. (The)	6,900	128,408
	Hokuetsu Corp.	39,600	220,682
	Hokuetsu Industries Co., Ltd.	4,900	49,053
	Hokuhoku Financial Group, Inc.	35,500	256,371
	Hokuriku Electric Industry Co., Ltd.	2,500	25,491
	Hokuto Corp.	5,700	99,995
	Honda Tsushin Kogyo Co., Ltd.	5,600	25,094
	H-One Co., Ltd.	5,000	33,801
	Honeys Holdings Co., Ltd.	4,700	48,778
	Hoosiers Holdings	10,600	69,965
	Hosokawa Micron Corp.	1,800	102,337
	Howa Machinery, Ltd.	3,900	28,783
	Hyakugo Bank, Ltd. (The)	64,500	180,091
	Hyakujushi Bank, Ltd. (The)	7,400	102,147
	Ichiken Co., Ltd.	1,200	21,096
	Ichikoh Industries, Ltd.	5,200	34,907
	Ichinen Holdings Co., Ltd.	6,400	72,512
	Ichiyoshi Securities Co., Ltd.	11,700	64,394
	IDEA Consultants, Inc.	1,600	26,824
*	IHI Corp.	31,800	735,535
	Iino Kaiun Kaisha, Ltd.	25,600	106,149
	IJTT Co., Ltd.	6,900	44,265
	Ikegami Tsushinki Co., Ltd.	800	5,962
*	Imagica Group, Inc.	6,500	26,406
	Imasen Electric Industrial	4,500	28,709
	Imura Envelope Co., Inc.	2,800	22,602
	Inaba Denki Sangyo Co., Ltd.	11,400	278,198
	Inaba Seisakusho Co., Ltd.	3,600	47,497
	Inabata & Co., Ltd.	13,500	210,085
	Ines Corp.	5,800	71,982
	Inui Global Logistics Co., Ltd.	2,900	33,579
	I-O Data Device, Inc.	2,400	22,059
	I-PEX, Inc.	2,500	56,394
	Ise Chemicals Corp.	500	15,686
*	Iseki & Co., Ltd.	6,200	84,362
	Isetan Mitsukoshi Holdings, Ltd.	80,100	542,396
	Ishihara Sangyo Kaisha, Ltd.	10,300	105,380
*	Ishizuka Glass Co., Ltd.	1,000	18,247
	Isolite Insulating Products Co., Ltd.	3,700	23,012
	Itochu Enex Co., Ltd.	13,800	126,565
	Itochu-Shokuhin Co., Ltd.	1,900	89,551
	Itoham Yonekyu Holdings, Inc.	35,800	238,129
	Itoki Corp.	10,300	34,256
	IwaiCosmo Holdings, Inc.	6,600	84,164
	Iwaki Co., Ltd.	2,900	24,115
	Iwasaki Electric Co., Ltd.	1,300	24,426
	Iyo Bank, Ltd. (The)	61,700	304,445

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Izumi Co., Ltd.	7,500	$256,720
	J Front Retailing Co., Ltd.	70,600	594,917
*	J Trust Co., Ltd.	19,100	63,870
	Jaccs Co., Ltd.	6,700	155,815
*	Jalux, Inc.	1,300	19,835
*	Jamco Corp.	1,000	9,660
	Janome Sewing Machine Co., Ltd.	6,900	48,313
	Japan Asia Group, Ltd.	6,900	61,063
	Japan Aviation Electronics Industry, Ltd.	10,000	159,228
*	Japan Cash Machine Co., Ltd.	5,700	29,156
*	Japan Display, Inc.	106,100	33,950
	Japan Investment Adviser Co., Ltd.	3,100	41,874
	Japan Oil Transportation Co., Ltd.	700	16,638
	Japan Pulp & Paper Co., Ltd.	3,300	110,846
	Japan Securities Finance Co., Ltd.	28,600	213,659
	Japan Transcity Corp.	10,000	52,242
	Japan Wool Textile Co., Ltd. (The)	15,600	140,309
	JBCC Holdings, Inc.	3,000	39,908
	JDC Corp.	8,500	44,868
	JGC Holdings Corp.	66,100	595,077
	Jichodo Co., Ltd.	200	11,861
	Jimoto Holdings, Inc.	5,050	29,385
	JK Holdings Co., Ltd.	4,200	31,003
	JMS Co., Ltd.	7,000	52,215
*	Joban Kosan Co., Ltd.	2,000	26,197
	J-Oil Mills, Inc.	6,900	116,566
	Joshin Denki Co., Ltd.	5,300	131,631
	Joyful Honda Co., Ltd.	13,400	169,147
	JSP Corp.	3,800	55,978
	JTEKT Corp.	59,000	560,564
	Juki Corp.	9,300	68,758
	Juroku Bank, Ltd. (The)	9,800	173,198
	JVCKenwood Corp.	53,400	115,095
	Kadoya Sesame Mills, Inc.	600	21,892
	Kaga Electronics Co., Ltd.	4,900	127,863
	Kamei Corp.	5,900	61,511
	Kamigumi Co., Ltd.	25,700	542,341
	Kanaden Corp.	5,000	47,737
	Kanagawa Chuo Kotsu Co., Ltd.	1,700	52,585
	Kaname Kogyo Co., Ltd.	1,300	10,858
	Kanamoto Co., Ltd.	9,400	219,736
	Kandenko Co., Ltd.	29,500	247,454
	Kaneka Corp.	11,200	443,489
	Kaneko Seeds Co., Ltd.	2,800	36,431
	Kanematsu Corp.	20,600	285,013
	Kanemi Co., Ltd.	1,200	32,942
	Kansai Super Market, Ltd.	5,000	53,866
	Kanto Denka Kogyo Co., Ltd.	11,000	105,766
*	Kasai Kogyo Co., Ltd.	7,400	27,152
	Katakura & Co-op Agri Corp.	1,200	13,325
	Kato Sangyo Co., Ltd.	6,100	185,570
	Kato Works Co., Ltd.	3,400	30,202
	Kawada Technologies, Inc.	1,400	46,729
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,500	60,343
*	Kawasaki Heavy Industries, Ltd.	32,900	690,542
	Kawata Manufacturing Co., Ltd.	1,900	15,516
	Keiyo Bank, Ltd. (The)	33,200	126,813
	Keiyo Co., Ltd.	10,700	81,638
	Kenko Mayonnaise Co., Ltd.	4,200	55,060

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KFC, Ltd.	1,400	$24,544
	Kimura Unity Co., Ltd.	1,300	15,387
	King Jim Co., Ltd.	4,900	39,486
	Kinki Sharyo Co., Ltd. (The)	800	8,705
	Kintetsu World Express, Inc.	8,500	207,124
	Kitagawa Corp.	2,800	42,528
	Kita-Nippon Bank, Ltd. (The)	3,400	48,593
	Kitano Construction Corp.	1,200	25,259
	Kito Corp.	4,000	62,025
	Kitz Corp.	15,000	108,618
	Kiyo Bank, Ltd. (The)	18,300	244,168
	Koa Corp.	8,400	129,174
	Koatsu Gas Kogyo Co., Ltd.	9,700	59,096
	Kobe Steel, Ltd.	88,200	588,517
	Kohnan Shoji Co., Ltd.	7,000	284,364
	Kohsoku Corp.	2,700	36,913
	Kojima Co., Ltd.	7,900	49,755
	Kokusai Co., Ltd.	2,400	15,238
	Kokusai Pulp & Paper Co., Ltd.	9,800	23,013
	Kokuyo Co., Ltd.	800	12,981
	KOMAIHALTEC, Inc.	1,200	18,656
	Komatsu Wall Industry Co., Ltd.	1,800	31,937
	Komehyo Holdings Co., Ltd.	2,800	32,599
	Komeri Co., Ltd.	9,400	227,977
	Konaka Co., Ltd.	7,500	23,804
	Kondotec, Inc.	5,400	49,209
	Konica Minolta, Inc.	128,700	661,834
	Konishi Co., Ltd.	7,600	112,771
	Konoike Transport Co., Ltd.	7,300	84,397
*	Kosaido Co., Ltd.	6,500	48,281
	Krosaki Harima Corp.	1,500	66,940
	KRS Corp.	1,800	28,056
	K's Holdings Corp.	42,500	502,124
	KU Holdings Co., Ltd.	3,300	30,186
	Kumagai Gumi Co., Ltd.	9,700	249,453
	Kumiai Chemical Industry Co., Ltd.	19,900	153,009
	Kunimine Industries Co., Ltd.	2,500	26,951
	Kurabo Industries, Ltd.	4,600	81,711
	Kuraray Co., Ltd.	83,900	779,060
	Kureha Corp.	4,900	322,102
	Kurimoto, Ltd.	3,200	48,919
	Kuriyama Holdings Corp.	3,600	26,542
	Kuroda Precision Industries, Ltd.	900	21,508
	KYB Corp.	5,400	177,615
	Kyoden Co., Ltd.	3,800	12,335
	Kyodo Printing Co., Ltd.	2,200	52,910
	Kyoei Steel, Ltd.	6,200	80,340
	Kyokuto Boeki Kaisha, Ltd.	2,400	57,223
	Kyokuto Kaihatsu Kogyo Co., Ltd.	9,400	134,664
	Kyokuto Securities Co., Ltd.	7,000	50,804
	Kyokuyo Co., Ltd.	2,400	65,026
	KYORIN Holdings, Inc.	9,400	152,321
*	Kyoritsu Printing Co., Ltd.	3,700	5,445
	Kyosan Electric Manufacturing Co., Ltd.	12,300	46,614
	Kyowa Electronic Instruments Co., Ltd.	6,500	22,287
	Kyowa Leather Cloth Co., Ltd.	4,900	31,101
	Kyudenko Corp.	10,200	363,500
	Kyushu Financial Group, Inc.	91,100	325,074
	Kyushu Leasing Service Co., Ltd.	2,800	16,573

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LEC, Inc.	5,500	$55,740
	LIFULL Co., Ltd.	21,100	64,176
	Lintec Corp.	10,400	226,722
	Lonseal Corp.	700	9,636
	Look Holdings, Inc.	1,800	22,245
	Mabuchi Motor Co., Ltd.	10,800	406,170
	Macnica Fuji Electronics Holdings, Inc.	13,100	336,689
	Macromill, Inc.	9,900	70,042
	Maeda Corp.	39,000	327,879
	Maeda Road Construction Co., Ltd.	5,900	112,664
	Maezawa Industries, Inc.	5,300	31,896
	Makino Milling Machine Co., Ltd.	6,900	260,331
	Mandom Corp.	3,600	61,037
	Marubun Corp.	5,500	34,506
	Marudai Food Co., Ltd.	6,100	96,386
	Marufuji Sheet Piling Co., Ltd.	600	11,431
	Maruha Nichiro Corp.	9,800	217,279
	Maruka Corp.	2,200	51,269
	Marusan Securities Co., Ltd.	17,500	94,869
	Maruyama Manufacturing Co., Inc.	1,100	18,065
	Maruzen CHI Holdings Co., Ltd.	3,000	10,713
	Maruzen Co., Ltd.	2,400	52,154
	Maruzen Showa Unyu Co., Ltd.	3,800	120,102
	Matsuda Sangyo Co., Ltd.	4,300	85,221
	Matsuoka Corp.	1,600	23,152
	Max Co., Ltd.	6,600	113,899
*	Maxell Holdings, Ltd.	15,300	179,092
	Maxvalu Nishinihon Co., Ltd.	1,500	25,125
	Maxvalu Tokai Co., Ltd.	2,200	50,373
	Mebuki Financial Group, Inc.	283,280	606,278
	Megmilk Snow Brand Co., Ltd.	12,100	227,414
	Meidensha Corp.	8,700	189,002
	Meiji Electric Industries Co., Ltd.	2,000	25,452
	Meiji Shipping Co., Ltd.	2,800	11,995
	Meisei Industrial Co., Ltd.	10,700	72,707
	Meiwa Corp.	7,300	31,229
	Meiwa Estate Co., Ltd.	2,900	16,150
	Melco Holdings, Inc.	900	48,332
	Mercuria Holdings Co., Ltd.	3,100	20,727
	Michinoku Bank, Ltd. (The)	5,400	45,036
	Mie Kotsu Group Holdings, Inc.	11,400	49,917
	Mikuni Corp.	6,100	18,260
	Mimaki Engineering Co., Ltd.	2,200	16,326
	Mimasu Semiconductor Industry Co., Ltd.	4,800	107,873
	Ministop Co., Ltd.	3,600	46,906
	Mirai Industry Co., Ltd.	1,400	20,820
	Mirait Holdings Corp.	20,810	410,325
	Mitani Sangyo Co., Ltd.	7,800	27,204
	Mito Securities Co., Ltd.	18,500	49,497
*	Mitsuba Corp.	11,500	83,144
	Mitsubishi HC Capital, Inc.	111,180	606,412
	Mitsubishi Kakoki Kaisha, Ltd.	1,800	40,443
	Mitsubishi Logistics Corp.	10,500	311,939
	Mitsubishi Materials Corp.	31,100	648,863
*	Mitsubishi Motors Corp.	37,600	105,646
*	Mitsubishi Paper Mills, Ltd.	7,800	26,002
	Mitsubishi Pencil Co., Ltd.	8,400	108,484
	Mitsubishi Research Institute, Inc.	2,400	87,403
	Mitsubishi Shokuhin Co., Ltd.	3,600	93,161

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Mitsubishi Steel Manufacturing Co., Ltd.	4,700	$46,259
	Mitsui DM Sugar Holdings Co., Ltd.	4,600	78,288
*	Mitsui E&S Holdings Co., Ltd.	21,900	102,441
	Mitsui Matsushima Holdings Co., Ltd.	4,400	39,679
	Mitsui Mining & Smelting Co., Ltd.	16,900	481,222
	Mitsui-Soko Holdings Co., Ltd.	5,900	137,452
	Miyaji Engineering Group, Inc.	1,600	36,875
	Miyazaki Bank, Ltd. (The)	4,600	83,379
	Miyoshi Oil & Fat Co., Ltd.	3,100	35,358
	Mizuho Leasing Co., Ltd.	7,400	245,598
	Mizuno Corp.	5,500	126,093
	Mochida Pharmaceutical Co., Ltd.	5,800	190,538
	Molitec Steel Co., Ltd.	2,600	10,973
	MORESCO Corp.	2,000	21,065
	Morinaga Milk Industry Co., Ltd.	6,700	375,423
	Moriroku Holdings Co., Ltd.	3,000	60,887
	Morita Holdings Corp.	8,300	117,100
	Morito Co., Ltd.	4,900	29,350
	Morozoff, Ltd.	900	44,183
	Mory Industries, Inc.	1,800	37,954
	MRK Holdings, Inc.	10,200	13,117
	MrMax Holdings, Ltd.	8,500	51,256
	Mugen Estate Co., Ltd.	4,100	18,378
	Musashino Bank, Ltd. (The)	8,900	133,476
	NAC Co., Ltd.	1,700	14,211
	Nachi-Fujikoshi Corp.	4,000	162,906
	Nafco Co., Ltd.	4,000	68,414
	Nagano Bank, Ltd. (The)	2,800	28,395
	Nagano Keiki Co., Ltd.	4,200	39,909
	Nagase & Co., Ltd.	29,500	451,483
	Nagatanien Holdings Co., Ltd.	3,300	63,901
	Nakabayashi Co., Ltd.	5,900	31,874
	Nakamoto Packs Co., Ltd.	800	12,990
	Nakamuraya Co., Ltd.	900	30,728
	Nakano Refrigerators Co., Ltd.	600	28,522
	Nakayama Steel Works, Ltd.	8,000	29,060
	Nakayamafuku Co., Ltd.	4,300	17,183
	Nanto Bank, Ltd. (The)	8,500	145,942
	Nasu Denki Tekko Co., Ltd.	400	29,822
	Natori Co., Ltd.	2,300	40,580
	NEC Capital Solutions, Ltd.	2,600	50,996
	Neturen Co., Ltd.	10,100	53,475
	NGK Spark Plug Co., Ltd.	43,300	637,687
	NHK Spring Co., Ltd.	59,400	458,941
	Nicca Chemical Co., Ltd.	2,600	26,542
	Nice Corp.	1,900	36,234
	Nichiban Co., Ltd.	3,400	54,028
	Nichicon Corp.	13,400	142,727
	Nichiden Corp.	4,700	95,430
	Nichiha Corp.	6,200	162,874
	Nichi-iko Pharmaceutical Co., Ltd.	15,400	119,027
	Nichimo Co., Ltd.	100	1,883
	Nichirin Co., Ltd.	2,750	40,653
	Nihon Chouzai Co., Ltd.	2,600	40,669
	Nihon Dengi Co., Ltd.	1,100	39,058
	Nihon Denkei Co., Ltd.	1,400	22,841
	Nihon House Holdings Co., Ltd.	13,000	45,378
	Nihon Nohyaku Co., Ltd.	13,700	63,937
	Nihon Parkerizing Co., Ltd.	19,400	199,859

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nihon Plast Co., Ltd.	4,500	$29,042
	Nihon Tokushu Toryo Co., Ltd.	4,400	44,500
	Nihon Yamamura Glass Co., Ltd.	2,700	23,892
	Niitaka Co., Ltd.	1,100	20,432
	Nikkato Corp.	2,400	14,780
	Nikkiso Co., Ltd.	14,000	145,205
	Nikko Co., Ltd.	8,200	51,333
	Nikkon Holdings Co., Ltd.	17,400	383,220
	Nippi, Inc.	900	29,136
	Nippn Corp.	14,000	201,275
	Nippo Corp.	12,700	352,793
	Nippon Air Conditioning Services Co., Ltd.	8,400	55,890
	Nippon Carbide Industries Co., Inc.	2,300	27,024
	Nippon Carbon Co., Ltd.	2,500	93,756
	Nippon Chemical Industrial Co., Ltd.	1,800	49,730
*	Nippon Chemi-Con Corp.	5,000	115,995
	Nippon Chemiphar Co., Ltd.	500	10,154
	Nippon Coke & Engineering Co., Ltd.	52,300	48,732
	Nippon Commercial Development Co., Ltd.	2,900	45,407
	Nippon Concrete Industries Co., Ltd.	17,600	50,254
	Nippon Denko Co., Ltd.	35,700	98,741
	Nippon Densetsu Kogyo Co., Ltd.	11,100	194,258
	Nippon Dry-Chemical Co., Ltd.	1,400	23,916
	Nippon Electric Glass Co., Ltd.	23,200	526,798
	Nippon Filcon Co., Ltd.	3,100	14,059
	Nippon Kayaku Co., Ltd.	20,900	216,732
	Nippon Koei Co., Ltd.	4,000	109,441
	Nippon Light Metal Holdings Co., Ltd.	18,000	316,859
	Nippon Paper Industries Co., Ltd.	29,800	348,342
	Nippon Pillar Packing Co., Ltd.	5,300	109,429
	Nippon Piston Ring Co., Ltd.	2,200	27,054
	Nippon Rietec Co., Ltd.	3,600	56,794
	Nippon Road Co., Ltd. (The)	1,700	126,138
	Nippon Seisen Co., Ltd.	1,200	57,893
	Nippon Sharyo, Ltd.	2,800	53,125
	Nippon Shokubai Co., Ltd.	5,900	283,794
	Nippon Signal Co., Ltd.	14,400	120,490
	Nippon Soda Co., Ltd.	6,600	211,848
	Nippon Steel Trading Corp.	4,400	188,860
	Nippon Suisan Kaisha, Ltd.	73,600	381,829
	Nippon Systemware Co., Ltd.	1,000	22,001
	Nippon Thompson Co., Ltd.	17,000	103,022
	Nippon Yakin Kogyo Co., Ltd.	4,400	95,376
	Nishimatsu Construction Co., Ltd.	15,600	507,266
	Nishi-Nippon Financial Holdings, Inc.	35,900	201,839
	Nishio Rent All Co., Ltd.	5,500	150,499
	Nissan Tokyo Sales Holdings Co., Ltd.	4,700	11,079
	Nissei Plastic Industrial Co., Ltd.	3,700	46,407
	Nissha Co., Ltd.	10,700	150,651
	Nisshin Oillio Group, Ltd. (The)	7,700	212,039
	Nisshinbo Holdings, Inc.	45,204	380,325
	Nissin Corp.	4,100	55,399
	Nissin Electric Co., Ltd.	11,800	137,569
	Nitta Gelatin, Inc.	3,800	21,827
	Nitto Boseki Co., Ltd.	2,900	88,726
	Nitto Fuji Flour Milling Co., Ltd.	400	24,130
	Nitto Kogyo Corp.	7,400	122,115
	Nitto Seiko Co., Ltd.	8,700	46,776
	Nittoc Construction Co., Ltd.	3,700	25,823

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nohmi Bosai, Ltd.	5,400	$103,412
	Nojima Corp.	7,700	200,140
	NOK Corp.	25,600	338,627
	Nomura Real Estate Holdings, Inc.	28,500	706,699
	Noritake Co., Ltd.	3,000	115,805
	Noritsu Koki Co., Ltd.	6,100	127,076
	Noritz Corp.	9,000	153,143
	North Pacific Bank, Ltd.	76,400	163,425
	Nozawa Corp.	1,400	9,103
	NS United Kaiun Kaisha, Ltd.	2,900	73,053
*	NTN Corp.	104,500	268,159
	Ochi Holdings Co., Ltd.	900	10,628
	Odawara Engineering Co., Ltd.	300	6,585
	Oenon Holdings, Inc.	12,400	42,060
	Ogaki Kyoritsu Bank, Ltd. (The)	11,000	185,337
	Ohmoto Gumi Co., Ltd.	700	34,794
	Oiles Corp.	5,800	85,752
	Oita Bank, Ltd. (The)	4,300	66,248
	Okabe Co., Ltd.	10,500	62,920
	Okada Aiyon Corp.	1,100	13,276
	Okamoto Industries, Inc.	2,800	105,744
	Okamura Corp.	14,400	203,956
	Okasan Securities Group, Inc.	45,900	167,237
	Oki Electric Industry Co., Ltd.	21,000	196,208
	OKUMA Corp.	6,000	300,584
	Okumura Corp.	9,400	255,474
	Okura Industrial Co., Ltd.	2,300	49,138
	Okuwa Co., Ltd.	7,200	71,686
	Olba Healthcare Holdings, Inc.	1,600	24,722
	Olympic Group Corp.	2,600	18,263
	Onamba Co., Ltd.	3,300	24,007
	Onoken Co., Ltd.	5,000	61,149
	Onward Holdings Co., Ltd.	27,200	74,686
	Organo Corp.	1,700	97,613
	Orient Corp.	135,900	170,577
*	Oriental Shiraishi Corp.	12,500	31,323
	Origin Co., Ltd.	1,300	15,854
	Osaka Soda Co., Ltd.	3,400	74,962
*	OSAKA Titanium Technologies Co., Ltd.	5,100	36,928
	Osaki Electric Co., Ltd.	12,400	71,240
	OSG Corp.	19,000	355,390
	OUG Holdings, Inc.	1,100	28,887
	Pacific Industrial Co., Ltd.	12,200	148,495
	Pack Corp. (The)	3,000	77,728
	PAL GROUP Holdings Co., Ltd.	1,900	30,360
	Paraca, Inc.	800	12,235
	Paramount Bed Holdings Co., Ltd.	10,100	180,529
	PC Depot Corp.	9,200	40,143
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	25,550
	Press Kogyo Co., Ltd.	29,000	95,156
	Pressance Corp.	6,000	87,595
	Pronexus, Inc.	3,900	35,836
	PS Mitsubishi Construction Co., Ltd.	8,400	47,153
	Punch Industry Co., Ltd.	4,100	21,799
	Qol Holdings Co., Ltd.	2,700	37,430
	Raiznext Corp.	8,600	89,901
	Rasa Corp.	1,900	15,432
	Rasa Industries, Ltd.	1,600	26,475
	Raysum Co., Ltd.	4,400	33,110

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rengo Co., Ltd.	39,400	$335,430
	Resorttrust, Inc.	17,600	289,274
	Restar Holdings Corp.	5,900	104,785
	Retail Partners Co., Ltd.	7,200	79,175
	Rheon Automatic Machinery Co., Ltd.	1,100	14,499
	Riberesute Corp.	2,000	14,460
	Ricoh Leasing Co., Ltd.	4,200	132,366
*	Right On Co., Ltd.	6,100	42,460
	Riken Corp.	2,600	61,689
	Riken Keiki Co., Ltd.	3,700	87,204
	Riken Technos Corp.	11,500	63,272
	Riken Vitamin Co., Ltd.	5,400	78,556
	Rion Co., Ltd.	500	12,121
	Riso Kagaku Corp.	5,000	82,619
	Rix Corp.	600	8,522
	Rokko Butter Co., Ltd.	3,900	54,200
	Roland DG Corp.	3,200	80,830
	Ryobi, Ltd.	7,300	96,059
	Ryoden Corp.	4,800	73,024
	Ryosan Co., Ltd.	4,900	103,510
	S Foods, Inc.	4,700	146,798
	S LINE Co., Ltd.	1,800	14,781
	S&B Foods, Inc.	1,400	60,310
	Sac's Bar Holdings, Inc.	4,500	24,247
	Saizeriya Co., Ltd.	4,500	110,851
	Sakai Chemical Industry Co., Ltd.	4,000	69,210
	Sakai Heavy Industries, Ltd.	1,600	37,442
	Sakata INX Corp.	12,600	123,487
	Sala Corp.	16,900	91,396
	SAMTY Co., Ltd.	8,400	169,482
	San Holdings, Inc.	3,300	38,214
	San ju San Financial Group, Inc.	5,830	75,837
	San-A Co., Ltd.	4,800	179,030
	San-Ai Oil Co., Ltd.	16,300	203,238
	Sanei Architecture Planning Co., Ltd.	3,100	55,895
	Sangetsu Corp.	10,500	152,582
	San-In Godo Bank, Ltd. (The)	45,800	228,056
*	Sanken Electric Co., Ltd.	2,500	118,638
	Sanki Engineering Co., Ltd.	9,900	135,367
	Sanko Gosei, Ltd.	6,600	30,770
	Sanko Metal Industrial Co., Ltd.	1,000	21,526
	Sankyo Co., Ltd.	13,100	326,926
	Sankyo Frontier Co., Ltd.	800	31,479
	Sankyo Tateyama, Inc.	7,700	55,405
	Sankyu, Inc.	7,400	332,611
	Sanoh Industrial Co., Ltd.	7,100	80,428
	Sansei Landic Co., Ltd.	1,300	10,556
	Sansei Technologies, Inc.	800	6,006
	Sansha Electric Manufacturing Co., Ltd.	4,900	47,623
	Sanshin Electronics Co., Ltd.	2,200	42,629
	Sanyo Chemical Industries, Ltd.	3,500	189,233
	Sanyo Denki Co., Ltd.	2,300	148,652
*	Sanyo Special Steel Co., Ltd.	6,900	115,616
	Sanyo Trading Co., Ltd.	4,600	50,691
	Sapporo Holdings, Ltd.	16,100	342,363
	Sata Construction Co., Ltd.	7,600	33,288
	Sato Shoji Corp.	5,000	55,339
	Satori Electric Co., Ltd.	4,200	33,100
	Satudora Holdings Co., Ltd.	600	11,369

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sawada Holdings Co., Ltd.	6,000	$55,692
	Sawai Group Holdings Co., Ltd.	9,700	415,462
	Saxa Holdings, Inc.	1,300	15,786
*	SBI Insurance Group Co., Ltd.	900	11,402
	Scroll Corp.	6,900	54,401
	SEC Carbon, Ltd.	600	34,122
*	Seibu Holdings, Inc.	13,800	155,713
	Seika Corp.	2,600	39,064
	Seikitokyu Kogyo Co., Ltd.	8,500	68,025
	Seiko Epson Corp.	26,900	462,839
	Seiko Holdings Corp.	7,000	146,203
	Seiko PMC Corp.	4,100	34,774
	Seino Holdings Co., Ltd.	40,000	509,102
	Sekisui Jushi Corp.	6,600	131,408
	Sekisui Kasei Co., Ltd.	8,100	44,749
	SEMITEC Corp.	400	19,270
	Senko Group Holdings Co., Ltd.	29,600	299,555
	Senshu Electric Co., Ltd.	2,300	79,924
	Senshu Ikeda Holdings, Inc.	62,500	90,061
	Seven Bank, Ltd.	138,300	301,694
	Shibaura Machine Co., Ltd.	6,300	149,719
	Shibusawa Warehouse Co., Ltd. (The)	3,100	59,448
	Shibuya Corp.	3,300	92,375
	Shiga Bank, Ltd. (The)	11,600	196,994
	Shikibo, Ltd.	2,500	21,308
	Shikoku Bank, Ltd. (The)	13,000	82,969
	Shima Seiki Manufacturing, Ltd.	7,100	118,196
	Shimizu Bank, Ltd. (The)	3,500	49,165
	Shimojima Co., Ltd.	2,900	28,413
	Shin Nippon Air Technologies Co., Ltd.	3,200	65,647
	Shinagawa Refractories Co., Ltd.	1,700	63,727
*	Shindengen Electric Manufacturing Co., Ltd.	2,400	97,583
	Shin-Etsu Polymer Co., Ltd.	11,300	105,454
	Shinko Shoji Co., Ltd.	8,100	58,561
	Shinmaywa Industries, Ltd.	6,000	52,531
	Shin-Nihon Tatemono Co., Ltd.	3,600	13,223
	Shinoken Group Co., Ltd.	5,100	59,549
	Shinsei Bank, Ltd.	41,700	551,538
	Shinsho Corp.	1,500	40,609
	Shinwa Co., Ltd.	2,900	59,788
	Shinwa Co., Ltd.	3,500	22,238
	Shizuki Electric Co., Inc.	4,800	31,894
	Shizuoka Bank, Ltd. (The)	122,800	886,820
	Shizuoka Gas Co., Ltd.	14,700	153,676
	Shofu, Inc.	2,700	50,489
	Showa Sangyo Co., Ltd.	5,000	136,616
	Showa Shinku Co., Ltd.	700	10,056
	Siix Corp.	7,900	101,944
	Sinanen Holdings Co., Ltd.	2,300	63,870
	Sinfonia Technology Co., Ltd.	5,800	67,122
	Sinko Industries, Ltd.	4,300	82,710
	SK-Electronics Co., Ltd.	2,400	21,992
	SKY Perfect JSAT Holdings, Inc.	37,100	140,358
	SMK Corp.	1,500	33,703
	Soda Nikka Co., Ltd.	6,400	30,821
	Sodick Co., Ltd.	13,600	126,937
	Sojitz Corp.	330,700	1,011,706
	Soken Chemical & Engineering Co., Ltd.	2,200	39,492
	Space Co., Ltd.	4,920	40,426

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Space Value Holdings Co., Ltd.	7,300	$52,187
	SPK Corp.	2,100	26,268
	ST Corp.	3,700	58,570
	St Marc Holdings Co., Ltd.	2,500	36,384
	Star Mica Holdings Co., Ltd.	3,800	44,277
	Starts Corp., Inc.	7,300	191,069
	Starzen Co., Ltd.	3,800	75,394
	Stella Chemifa Corp.	2,900	75,149
	Step Co., Ltd.	1,700	27,880
	Sugimoto & Co., Ltd.	2,800	63,148
	Sumida Corp.	7,600	89,501
	Suminoe Textile Co., Ltd.	1,700	31,676
	Sumitomo Bakelite Co., Ltd.	8,100	352,585
	Sumitomo Densetsu Co., Ltd.	4,000	78,763
	Sumitomo Forestry Co., Ltd.	33,600	635,683
	Sumitomo Heavy Industries, Ltd.	30,800	853,090
	Sumitomo Mitsui Construction Co., Ltd.	43,000	189,908
	Sumitomo Osaka Cement Co., Ltd.	9,900	283,104
*	Sumitomo Precision Products Co., Ltd.	600	14,629
	Sumitomo Riko Co., Ltd.	12,000	88,485
	Sumitomo Rubber Industries, Ltd.	49,154	661,576
	Sumitomo Seika Chemicals Co., Ltd.	2,600	87,985
	Sun Frontier Fudousan Co., Ltd.	8,200	77,376
	Suncall Corp.	7,300	30,240
	Sunnexta Group, Inc.	500	4,466
	Sun-Wa Technos Corp.	2,500	30,787
	Suruga Bank, Ltd.	53,800	162,773
	Suzuden Corp.	1,700	23,416
	Suzuken Co., Ltd.	16,300	470,382
	Suzuki Co., Ltd.	4,300	35,911
	SWCC Showa Holdings Co., Ltd.	6,200	101,422
	T Hasegawa Co., Ltd.	7,700	179,373
*	T RAD Co., Ltd.	1,700	43,568
	T&K Toka Co., Ltd.	6,700	49,943
	Tachibana Eletech Co., Ltd.	4,500	58,898
	Tachi-S Co., Ltd.	8,500	113,326
	Tadano, Ltd.	27,900	287,105
	Taihei Dengyo Kaisha, Ltd.	4,000	96,825
	Taiheiyo Cement Corp.	30,600	712,939
	Taiheiyo Kouhatsu, Inc.	1,500	8,751
	Taiho Kogyo Co., Ltd.	6,200	52,720
	Taikisha, Ltd.	6,000	189,515
	Taiko Bank, Ltd. (The)	2,400	27,725
	Taisei Lamick Co., Ltd.	1,500	37,968
	Takamatsu Construction Group Co., Ltd.	4,700	86,680
	Takamatsu Machinery Co., Ltd.	2,400	15,897
	Takamiya Co., Ltd.	5,300	24,050
	Takaoka Toko Co., Ltd.	3,700	45,597
	Takara & Co., Ltd.	1,900	30,586
	Takara Leben Co., Ltd.	31,200	97,608
	Takara Standard Co., Ltd.	10,400	151,469
	Takasago International Corp.	4,100	101,912
	Takasago Thermal Engineering Co., Ltd.	10,400	191,027
	Takashima & Co., Ltd.	700	11,320
	Takashimaya Co., Ltd.	42,400	439,976
	Takasho Co., Ltd.	4,200	33,802
*	Take And Give Needs Co., Ltd.	2,900	24,327
	TAKEBISHI Corp.	2,800	39,404
	Takeei Corp.	6,700	119,377

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takemoto Yohki Co., Ltd.	1,400	$12,805
	Takihyo Co., Ltd.	1,600	27,233
	Takisawa Machine Tool Co., Ltd.	1,800	18,665
	Tamron Co., Ltd.	4,200	100,887
	Tatsuta Electric Wire and Cable Co., Ltd.	11,500	56,536
	Tayca Corp.	4,400	48,687
	Tbk Co., Ltd.	9,300	34,908
	TECHNO ASSOCIE Co., Ltd.	1,200	11,961
	Techno Medica Co., Ltd.	1,500	21,866
	Teijin, Ltd.	44,800	674,552
	Tekken Corp.	3,900	66,242
	Terasaki Electric Co., Ltd.	900	10,432
	Toa Corp.	7,300	54,830
	Toa Corp.	4,300	96,982
	Toa Oil Co., Ltd.	2,000	50,646
	TOA ROAD Corp.	1,700	72,391
	Tobishima Corp.	5,740	57,195
	Tochigi Bank, Ltd. (The)	31,600	48,426
	Toda Corp.	50,700	361,371
*	Toda Kogyo Corp.	1,200	28,399
	Toenec Corp.	2,600	88,635
	Togami Electric Manufacturing Co., Ltd.	700	12,187
	Toho Acetylene Co., Ltd.	1,200	12,737
	Toho Bank, Ltd. (The)	61,900	117,030
	Toho Chemical Industry Co., Ltd.	3,000	14,094
*	Toho Co., Ltd.	2,100	29,098
	Toho Holdings Co., Ltd.	14,500	243,541
	Toho Titanium Co., Ltd.	4,300	46,858
	Toho Zinc Co., Ltd.	3,500	60,310
	Tohoku Bank, Ltd. (The)	2,800	25,490
	Tokai Corp.	4,800	105,873
	Tokai Lease Co., Ltd.	800	11,434
	Tokai Rika Co., Ltd.	17,000	264,934
	Tokai Tokyo Financial Holdings, Inc.	56,000	198,267
	Tokushu Tokai Paper Co., Ltd.	2,500	100,965
	Tokuyama Corp.	9,200	194,825
	Tokyo Keiki, Inc.	3,800	35,563
	Tokyo Kiraboshi Financial Group, Inc.	7,500	104,775
	Tokyo Rakutenchi Co., Ltd.	900	32,583
*	Tokyo Rope Manufacturing Co., Ltd.	3,800	37,963
	Tokyo Sangyo Co., Ltd.	4,000	25,638
	Tokyo Steel Manufacturing Co., Ltd.	20,900	209,942
	Tokyo Tatemono Co., Ltd.	46,400	698,083
	Tokyo Tekko Co., Ltd.	3,100	43,875
*	Tokyo Theatres Co., Inc.	3,000	33,912
	Tokyu Construction Co., Ltd.	21,600	152,159
	Tokyu Fudosan Holdings Corp.	170,900	964,790
	Tokyu Recreation Co., Ltd.	600	26,084
	Toli Corp.	12,400	26,779
	Tomato Bank, Ltd.	3,100	29,378
	Tomen Devices Corp.	800	36,994
	Tomoe Corp.	6,700	23,377
	Tomoe Engineering Co., Ltd.	2,300	46,756
*	Tomoegawa Co., Ltd.	1,400	11,755
	Tomoku Co., Ltd.	3,200	55,715
	TOMONY Holdings, Inc.	44,100	120,128
	Tomy Co., Ltd.	11,100	97,506
	Tonami Holdings Co., Ltd.	1,600	71,706
	Toppan Forms Co., Ltd.	14,000	134,852

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Topre Corp.	9,300	$134,442
	Topy Industries, Ltd.	4,300	50,250
	Torex Semiconductor, Ltd.	2,700	70,423
	Torishima Pump Manufacturing Co., Ltd.	5,200	41,259
	Tosei Corp.	9,200	95,528
	Totech Corp.	600	14,338
	Totetsu Kogyo Co., Ltd.	6,100	129,634
	Totoku Electric Co., Ltd.	500	11,985
	Tottori Bank, Ltd. (The)	3,000	30,577
	Towa Bank, Ltd. (The)	9,700	43,636
	Towa Pharmaceutical Co., Ltd.	6,900	176,241
	Toyo Construction Co., Ltd.	22,200	118,879
	Toyo Denki Seizo K.K.	1,900	19,976
*	Toyo Engineering Corp.	4,800	36,586
	Toyo Ink SC Holdings Co., Ltd.	10,200	186,790
	Toyo Kanetsu K.K.	1,800	39,112
	Toyo Logistics Co., Ltd.	6,200	17,776
	Toyo Machinery & Metal Co., Ltd.	5,300	24,851
	Toyo Securities Co., Ltd.	18,000	24,913
	Toyo Seikan Group Holdings, Ltd.	39,000	530,645
	Toyo Tanso Co., Ltd.	4,200	110,309
	Toyo Tire Corp.	25,200	475,827
	Toyo Wharf & Warehouse Co., Ltd.	1,800	23,593
	Toyobo Co., Ltd.	24,100	305,830
	Toyoda Gosei Co., Ltd.	15,500	364,338
	Toyota Boshoku Corp.	16,000	322,778
	TPR Co., Ltd.	6,800	95,259
	Trusco Nakayama Corp.	5,400	142,743
	Tsubaki Nakashima Co., Ltd.	7,300	110,044
	Tsubakimoto Chain Co.	7,600	231,445
	Tsubakimoto Kogyo Co., Ltd.	1,000	32,322
*	Tsudakoma Corp.	800	6,322
*	Tsukada Global Holdings, Inc.	5,400	14,957
	Tsukishima Kikai Co., Ltd.	7,700	81,686
	Tsukuba Bank, Ltd.	24,100	37,172
	Tsumura & Co.	13,300	419,535
	Tsurumi Manufacturing Co., Ltd.	4,800	78,120
	Tv Tokyo Holdings Corp.	3,900	73,343
*	UACJ Corp.	9,500	250,750
	Ube Industries, Ltd.	30,400	610,569
	Ueki Corp.	1,000	13,375
	Uniden Holdings Corp.	2,100	52,247
	Union Tool Co.	1,900	70,151
	Unipres Corp.	11,900	107,480
	United Super Markets Holdings, Inc.	14,600	142,825
	UNITED, Inc.	2,700	41,674
*	Unitika, Ltd.	12,700	38,923
*	Universal Entertainment Corp.	7,100	153,294
	Urbanet Corp. Co., Ltd.	7,300	19,925
	Utoc Corp.	3,300	15,533
	Valor Holdings Co., Ltd.	8,700	184,759
	Valqua, Ltd.	4,700	91,800
	Vertex Corp.	1,600	44,531
	Vital KSK Holdings, Inc.	12,300	83,150
	VT Holdings Co., Ltd.	16,200	72,334
	Wacoal Holdings Corp.	11,400	259,648
	Waida Manufacturing Co., Ltd.	900	11,532
	Wakachiku Construction Co., Ltd.	3,700	58,483
	Wakita & Co., Ltd.	11,300	105,733

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Warabeya Nichiyo Holdings Co., Ltd.	3,900	$82,917
	Watahan & Co., Ltd.	2,500	28,442
	Watts Co., Ltd.	2,800	23,550
	Wood One Co., Ltd.	2,403	26,289
*	World Co., Ltd.	6,700	82,000
	Wowow, Inc.	2,200	47,795
	Xebio Holdings Co., Ltd.	8,300	76,101
	YAC Holdings Co., Ltd.	1,800	19,695
	Yachiyo Industry Co., Ltd.	3,600	19,458
	Yagi & Co., Ltd.	800	10,880
	Yahagi Construction Co., Ltd.	7,300	46,980
	YAMABIKO Corp.	11,300	129,369
	Yamada Holdings Co., Ltd.	187,700	886,779
	Yamae Hisano Co., Ltd.	1,100	11,090
	Yamagata Bank, Ltd. (The)	7,400	57,269
	Yamaguchi Financial Group, Inc.	56,328	323,822
	Yamanashi Chuo Bank, Ltd. (The)	8,100	60,470
	Yamashina Corp.	27,600	19,433
	Yamatane Corp.	1,500	21,416
	Yamaura Corp.	1,300	10,705
	Yamaya Corp.	1,800	38,128
	Yamazawa Co., Ltd.	800	12,573
	Yamazen Corp.	13,500	127,400
	Yashima Denki Co., Ltd.	4,000	35,226
	Yellow Hat, Ltd.	9,600	185,035
	Yokogawa Bridge Holdings Corp.	7,800	157,047
	Yokohama Reito Co., Ltd.	14,900	120,921
	Yokohama Rubber Co., Ltd. (The)	33,000	658,959
	Yondenko Corp.	1,500	40,509
	Yondoshi Holdings, Inc.	3,600	59,508
	Yorozu Corp.	6,400	71,416
	Yotai Refractories Co., Ltd.	5,200	59,301
	Yuasa Funashoku Co., Ltd.	500	13,851
	Yuasa Trading Co., Ltd.	4,500	128,599
	Yurtec Corp.	11,800	77,378
	Yushin Precision Equipment Co., Ltd.	4,900	38,585
	Yushiro Chemical Industry Co., Ltd.	2,100	22,662
	Yutaka Giken Co., Ltd.	1,300	23,952
	Zuiko Corp.	3,700	33,191
TOTAL JAPAN			119,669,431
LUXEMBOURG — (0.0%)
	B&S Group Sarl	6,434	63,961
MALAYSIA — (0.5%)
	Able Global Bhd	27,200	9,807
#	Aeon Co. M Bhd	96,500	29,729
	AEON Credit Service M Bhd	9,100	25,802
	AFFIN Bank Bhd	82,408	32,619
	Ajinomoto Malaysia Bhd	3,900	14,670
	Alliance Bank Malaysia Bhd	160,800	91,000
	Allianz Malaysia Bhd	10,200	30,822
	Amcorp Properties Bhd	49,100	10,353
	AMMB Holdings Bhd	326,900	220,759
	Batu Kawan Bhd	13,700	63,305
*	Berjaya Assets Bhd	139,400	8,534
#*	Berjaya Corp. Bhd	528,042	34,408
	BIMB Holdings Bhd	81,700	72,555
#*	Boustead Holdings Bhd	106,008	14,958

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Bumi Armada Bhd	415,900	$41,804
#	Cahya Mata Sarawak Bhd	111,300	29,545
#	Comfort Glove Bhd	41,400	18,255
#*	Cypark Resources Bhd	33,050	6,972
#*	Dayang Enterprise Holdings Bhd	73,040	18,483
#	DRB-Hicom Bhd	155,700	61,574
#	Duopharma Biotech Bhd	49,073	33,261
	Eco World Development Group Bhd	232,300	38,257
#	Ekovest BHD	194,300	18,651
	Formosa Prosonic Industries Bhd	22,200	13,867
*	Gamuda Bhd	280,818	186,354
	George Kent Malaysia Bhd	66,200	10,981
#	Guan Chong Bhd	46,700	30,990
	Hai-O Enterprise Bhd	16,303	7,767
#	Hengyuan Refining Co. Bhd	35,300	36,084
	Hiap Teck Venture Bhd	188,100	22,528
	Hibiscus Petroleum Bhd	158,000	24,111
	Hong Leong Industries Bhd	10,900	23,467
*	IGB Bhd	51,450	23,672
	IJM Corp. Bhd	555,300	243,502
#	IJM Plantations Bhd	7,000	5,057
	IOI Properties Group Bhd	201,749	54,069
*	JAKS Resources Bhd	220,220	25,578
#*	Jaya Tiasa Holdings Bhd	64,000	9,320
	Kenanga Investment Bank Bhd	44,700	13,466
	Kerjaya Prospek Group Bhd	39,895	11,151
	Kim Loong Resources Bhd	32,700	11,399
*	KNM Group Bhd	444,200	18,392
#	KPJ Healthcare Bhd	289,500	74,096
*	LBS Bina Group Bhd	122,590	12,939
	Leong Hup International Bhd	134,700	22,024
	Lii Hen Industries Bhd	15,400	10,830
	Lotte Chemical Titan Holding Bhd	71,621	44,464
	Magni-Tech Industries Bhd	28,266	14,609
	Magnum Bhd	144,430	67,798
#	Mah Sing Group Bhd	217,100	43,548
#	Malayan Flour Mills Bhd	85,950	15,681
	Malaysia Building Society Bhd	251,084	34,822
#	Malaysian Resources Corp. Bhd	381,477	34,809
	Matrix Concepts Holdings Bhd	66,750	31,647
#	Mega First Corp. Bhd	82,000	68,918
	MKH Bhd	42,400	12,761
	MMC Corp. Bhd	147,400	61,146
	MNRB Holdings Bhd	102,843	31,478
*	MPHB Capital Bhd	107,000	36,743
	Muda Holdings Bhd	36,200	23,761
	Muhibbah Engineering M Bhd	57,500	12,399
*	Mulpha International Bhd	20,120	9,972
	Padini Holdings Bhd	38,400	25,572
#	Paramount Corp. Bhd	41,580	7,738
#	Petron Malaysia Refining & Marketing Bhd	17,400	17,095
*	Sapura Energy Bhd	1,048,700	31,008
#	Sarawak Oil Palms Bhd	45,385	37,336
	Scientex Bhd	86,700	85,914
#	Serba Dinamik Holdings Bhd	205,400	19,202
	Sime Darby Property Bhd	390,900	56,094
*	SP Setia Bhd Group	290,657	70,872
	Sunway Bhd	172,400	69,521
	Syarikat Takaful Malaysia Keluarga Bhd	41,700	42,578

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ta Ann Holdings Bhd	39,440	$24,105
#	Taliworks Corp. Bhd	69,900	14,080
	Tan Chong Motor Holdings Bhd	37,700	10,546
#	Thong Guan Industries Bhd	26,000	15,407
	TIME dotCom Bhd	11,800	40,262
*	Tropicana Corp. Bhd	116,928	25,183
#	TSH Resources Bhd	96,200	23,512
*	UEM Edgenta Bhd	59,000	22,231
#*	UEM Sunrise Bhd	347,300	31,691
	UMW Holdings Bhd	60,200	41,228
#	United Malacca Bhd	15,200	18,312
#	United Plantations Bhd	12,700	40,891
	UOA Development Bhd	137,100	51,616
*	Velesto Energy Bhd	594,639	19,678
	VS Industry Bhd	156,900	51,290
*	WCT Holdings Bhd	178,248	21,965
	Yinson Holdings Bhd	88,100	99,823
	YNH Property Bhd	52,616	33,676
*	YTL Corp. Bhd	708,434	104,962
TOTAL MALAYSIA			3,515,711
MEXICO — (0.9%)
	ALEATICA S.A.B. de C.V.	32,376	33,342
	Alfa S.A.B. de C.V., Class A	346,918	262,460
	Alpek S.A.B. de C.V.	72,844	90,349
*	Alterna Asesoria Internacional S.A.B. de C.V.	15,000	1,002
	Banco del Bajio SA	121,511	216,942
*	Cemex S.A.B. de C.V.	2,301,987	1,873,391
*	Cia Minera Autlan S.A.B. de C.V.	33,523	20,815
*	Consorcio ARA S.A.B. de C.V.	158,657	37,619
*	Controladora Nemak SAB de C.V.	543,297	87,337
	Corp. Actinver S.A.B. de C.V., Class B	15,000	7,309
*	Corpovael S.A. de C.V.	10,092	2,155
*	Credito Real S.A.B. de C.V. Sofom ER	65,673	56,910
	Cydsa S.A.B. de C.V.	1,721	1,197
	El Puerto de Liverpool S.A.B. de C.V., Class C1	23,036	109,126
*	Genomma Lab Internacional S.A.B. de C.V., Class B	123,180	119,305
*	Gentera S.A.B. de C.V.	134,521	78,254
	Grupo Carso S.A.B. de C.V.	25,714	83,370
	Grupo Cementos de Chihuahua S.A.B. de C.V.	27,500	224,089
	Grupo Comercial Chedraui S.A. de C.V.	75,946	120,865
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	209,469	201,722
	Grupo Herdez S.A.B. de C.V.	18,613	38,991
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	34,842	8,664
	Grupo Industrial Saltillo S.A.B. de C.V.	37,531	55,619
	Grupo Lala S.A.B. de C.V.	78,382	64,143
	Grupo Rotoplas S.A.B. de C.V.	19,309	31,341
*	Grupo Sanborns S.A.B. de C.V.	56,188	57,144
*	Grupo Simec S.A.B. de C.V., Class B	17,895	145,632
	Grupo Televisa S.A.B., Sponsored ADR	7,020	95,121
	Grupo Televisa S.A.B.	159,470	432,036
*	Hoteles City Express S.A.B. de C.V.	61,700	21,232
	Industrias Bachoco S.A.B. de C.V.	31,651	115,275
*	Industrias CH S.A.B. de C.V.	36,248	324,090
*	Industrias Penoles S.A.B. de C.V.	15,986	224,103
	La Comer S.A.B. de C.V.	88,702	177,794
	Megacable Holdings S.A.B. de C.V.	61,160	215,375
*	Minera Frisco S.A.B. de C.V., Class A1	273,397	62,765
*	Nemak S.A.B. de C.V.	128,545	43,395

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Orbia Advance Corp. S.A.B. de C.V.	140,399	$382,626
	Organizacion Cultiba S.A.B. de C.V.	69,200	38,691
*	Organizacion Soriana S.A.B. de C.V., Class B	40,351	38,534
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	22,470	169,702
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	1,500	7,761
	Qualitas Controladora S.A.B. de C.V.	7,141	34,696
	Regional S.A.B. de C.V.	21,120	131,020
*	Unifin Financiera S.A.B. de C.V.	26,567	38,704
	Vitro S.A.B. de C.V.	22,198	30,666
TOTAL MEXICO			6,612,679
NETHERLANDS — (1.8%)
	Aalberts NV	13,996	853,239
*	ABN AMRO Bank NV	86,776	1,011,515
*	Accell Group NV	2,917	144,457
	Aegon NV	203,508	866,455
	Aegon NV	91,325	384,478
	APERAM SA	13,306	833,902
	Arcadis NV	20,171	893,283
	ASR Nederland NV	38,573	1,585,219
	Boskalis Westminster	23,172	729,202
	Brunel International NV	4,689	62,096
	ForFarmers NV	7,360	41,786
*	Fugro NV	15,277	144,417
	Heijmans NV	7,354	109,450
*	Intertrust NV	18,136	299,429
	Kendrion NV	3,256	86,504
*	Koninklijke BAM Groep NV	74,029	209,291
	Koninklijke Vopak NV	13,369	566,077
*	Lucas Bols NV	1,767	21,758
	NN Group NV	2,757	137,068
*	OCI NV	5,175	125,540
	Ordina NV	26,153	111,711
	Randstad NV	13,712	994,814
	SBM Offshore NV	42,654	619,179
	Signify NV	30,082	1,685,156
*	Sligro Food Group NV	5,323	154,499
	TKH Group NV	9,709	516,169
*	TomTom NV	13,039	109,518
	Van Lanschot Kempen NV	7,735	198,647
TOTAL NETHERLANDS			13,494,859
NEW ZEALAND — (0.4%)
*	Air New Zealand, Ltd.	129,552	135,436
	Arvida Group, Ltd.	70,904	101,704
	Chorus, Ltd.	55,886	239,886
*	Comvita, Ltd.	6,699	15,270
	EBOS Group, Ltd.	709	15,337
	Fletcher Building, Ltd.	136,916	729,037
	Heartland Group Holdings, Ltd.	70,976	101,397
	Kathmandu Holdings, Ltd.	102,684	97,941
	Napier Port Holdings, Ltd.	10,605	23,813
*	NEW Zealand King Salmon Investments, Ltd.	7,515	7,330
*	New Zealand Refining Co., Ltd. (The)	37,173	21,470
*	NZME, Ltd.	28,793	19,489
	Oceania Healthcare, Ltd.	84,344	87,549
	PGG Wrightson, Ltd.	2,747	6,583
*	Sanford, Ltd.	10,820	37,610

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Scales Corp., Ltd.	15,450	$49,110
*	SKY Network Television, Ltd.	264,812	30,428
*	SKYCITY Entertainment Group, Ltd.	136,942	307,293
	Steel & Tube Holdings, Ltd.	30,627	24,573
	Summerset Group Holdings, Ltd.	44,775	402,798
*	Tourism Holdings, Ltd.	27,410	44,956
	TOWER, Ltd.	88,719	43,526
	Turners Automotive Group, Ltd.	14,592	43,729
*	Vista Group International, Ltd.	31,522	51,189
	Warehouse Group, Ltd. (The)	13,394	32,108
	Z Energy, Ltd.	68,518	140,781
TOTAL NEW ZEALAND			2,810,343
NORWAY — (0.7%)
	2020 Bulkers, Ltd.	1,235	15,835
*	Akastor ASA	22,420	14,726
*	Aker Solutions ASA	63,851	121,450
	American Shipping Co. ASA	8,329	29,040
*	Archer, Ltd.	35,185	17,398
	Austevoll Seafood ASA	18,044	227,486
	Avance Gas Holding, Ltd.	12,469	52,888
*	Axactor SE	32,180	33,780
*	B2Holding ASA	51,404	52,470
	Bank Norwegian ASA	23,696	277,587
	Bonheur ASA	5,585	178,142
*	BW Energy, Ltd.	13,481	40,714
	BW LPG, Ltd.	25,720	148,551
	BW Offshore, Ltd.	28,748	97,519
*	DNO ASA	130,938	123,970
	FLEX LNG, Ltd.	6,935	93,670
	Frontline, Ltd.	19,067	153,026
	Golden Ocean Group, Ltd.	21,256	209,444
*	Grieg Seafood ASA	7,964	76,752
*	Hexagon Composites ASA	6,099	22,604
*	Kongsberg Automotive ASA	61,024	19,201
	Kongsberg Gruppen ASA	6,783	194,272
	Norske Skog ASA	2,691	9,272
	Norway Royal Salmon ASA	1,085	25,799
*	Norwegian Energy Co. ASA	2,155	35,210
*	NRC Group ASA	5,736	10,566
	Ocean Yield ASA	13,737	45,899
*	Odfjell Drilling, Ltd.	25,170	57,606
*	Odfjell SE, Class A	8,358	29,908
	Okeanis Eco Tankers Corp.	1,215	10,725
*	Otello Corp. ASA	32,773	124,045
*	Panoro Energy ASA	645	1,544
	Pareto Bank ASA	5,115	31,786
*	PGS ASA	101,345	49,641
	Protector Forsikring ASA	14,114	144,926
*	Q-Free ASA	15,214	17,424
	Sbanken ASA	20,792	253,198
	Selvaag Bolig ASA	8,806	58,301
*	Solon Eiendom ASA	2,836	11,739
	SpareBank 1 Sorost-Norge	10,492	57,257
	SpareBank 1 SR-Bank ASA	42,010	549,943
	Sparebanken More	247	10,707
	Stolt-Nielsen, Ltd.	4,606	62,802
	Storebrand ASA	63,681	546,768
	Subsea 7 SA	58,964	472,074

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	TGS ASA	24,798	$283,710
*	Wallenius Wilhelmsen ASA	9,122	28,792
*	XXL ASA	28,771	62,933
TOTAL NORWAY			5,193,100
PHILIPPINES — (0.2%)
	Alliance Global Group, Inc.	697,900	141,954
*	Belle Corp.	514,000	14,097
*	Cebu Air, Inc.	41,100	36,291
*	CEMEX Holdings Philippines, Inc.	615,323	14,902
	China Banking Corp.	156,400	76,941
	Cosco Capital, Inc.	415,800	40,772
	DMCI Holdings, Inc.	440,600	52,914
*	DoubleDragon Properties Corp.	56,800	11,490
*	East West Banking Corp.	126,750	23,953
	Filinvest Land, Inc.	2,215,000	49,238
	First Philippine Holdings Corp.	35,390	52,215
	GT Capital Holdings, Inc.	8,275	90,024
	LT Group, Inc.	166,200	32,514
	Megaworld Corp.	1,811,000	100,584
	Metropolitan Bank & Trust Co.	177,200	152,428
*	Petron Corp.	450,100	27,449
	Philex Mining Corp.	153,000	18,794
*	Philippine National Bank	69,743	28,058
*	Phoenix Petroleum Philippines, Inc.	68,700	17,794
	PNB Holdings Corp.	10,942	70
	RFM Corp.	131,000	11,588
	Rizal Commercial Banking Corp.	59,520	23,773
	Robinsons Land Corp.	311,531	100,400
	Robinsons Retail Holdings, Inc.	38,480	41,370
	Security Bank Corp.	40,480	89,095
	Semirara Mining & Power Corp.	50,900	16,628
*	Top Frontier Investment Holdings, Inc.	3,550	9,741
	Union Bank of the Philippines	42,760	65,571
	Vista Land & Lifescapes, Inc.	767,200	52,346
TOTAL PHILIPPINES			1,392,994
POLAND — (0.3%)
	AB SA	1,594	24,138
*	Agora SA	7,238	17,747
*	Alior Bank SA	15,355	147,152
	Alumetal SA	1,300	20,181
	Amica SA	1,011	39,370
	Apator SA	1,584	9,982
	Asseco Poland SA	6,936	144,360
*	Bank Handlowy w Warszawie SA	4,607	54,111
*	Bank Millennium SA	102,904	131,761
*	Bank Ochrony Srodowiska SA	9,806	19,852
*	Boryszew SA	12,442	10,919
	Ciech SA	4,173	51,827
*	Cognor Holding SA	5,601	5,586
	ComArch SA	726	51,439
	Cyfrowy Polsat SA	3,552	31,508
	Develia SA	100,947	88,825
	Echo Investment SA	21,847	25,814
*	Enea SA	48,019	106,509
	Eurocash SA	11,501	36,624
	Fabryki Mebli Forte SA	2,722	40,586

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Famur SA	22,901	$13,096
*	Grupa Azoty SA	8,145	63,253
	Grupa Lotos SA	4,332	59,702
	Inter Cars SA	301	32,029
*	Jastrzebska Spolka Weglowa SA	9,070	81,887
	Kernel Holding SA	11,673	161,500
*	Lubelski Wegiel Bogdanka SA	1,672	11,101
*	mBank SA	1,977	164,533
*	PGE Polska Grupa Energetyczna SA	139,761	314,439
*	PKP Cargo SA	8,830	43,520
*	Polimex-Mostostal SA	16,878	19,951
*	Tauron Polska Energia SA	263,439	222,059
*	VRG SA	30,608	28,239
	Warsaw Stock Exchange	2,325	26,240
	Wawel SA	130	20,176
TOTAL POLAND			2,320,016
PORTUGAL — (0.3%)
	Altri SGPS SA	20,536	124,048
*	Banco Comercial Portugues SA, Class R	2,855,427	406,432
	Galp Energia SGPS SA	36,568	356,601
*	Greenvolt-Energias Renovaveis SA	373	2,106
*	Ibersol SGPS SA	1,667	11,661
	Navigator Co. SA (The)	87,325	314,501
	NOS SGPS SA	102,546	380,196
*	Novabase SGPS SA	4,522	24,948
	Sonae SGPS SA	376,748	371,925
TOTAL PORTUGAL			1,992,418
QATAR — (0.2%)
	Aamal Co.	303,573	78,962
	Al Khalij Commercial Bank PQSC	51,850	30,883
	Barwa Real Estate Co.	223,562	187,683
	Commercial Bank PSQC (The)	22,167	33,532
	Doha Bank QPSC	162,450	131,733
	Doha Insurance Co. QSC	77,894	41,006
*	Gulf International Services QSC	191,307	74,081
	Gulf Warehousing Co.	14,441	20,442
*	Investment Holding Group	73,293	21,134
	Mannai Corp. QSC	21,980	22,438
	Mazaya Real Estate Development QPSC	439,951	125,347
	Ooredoo QPSC	6,290	12,231
	Qatar Industrial Manufacturing Co. QSC	45,582	35,547
*	Qatar Insurance Co. SAQ	157,947	108,069
	Qatar National Cement Co., QSC	45,228	62,855
*	Salam International Investment, Ltd. QSC	258,928	62,502
	United Development Co. QSC	333,291	133,645
	Vodafone Qatar QSC	147,083	63,507
TOTAL QATAR			1,245,597
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	30,431	49,968
	Globaltrans Investment P.L.C., GDR	16,500	129,690
*	Lenta P.L.C, GDR	3,874	12,339
	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	275,826
	O'Key Group SA, GDR	7,059	4,941
	QIWI P.L.C., Sponsored ADR	5,700	58,140
	Ros Agro P.L.C., GDR	370	5,381

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Ros Agro P.L.C., GDR	14,413	$210,142
	RusHydro PJSC, ADR	154,685	167,060
	Tatneft PJSC, Sponsored ADR	9,736	388,515
	VTB Bank PJSC, GDR	147,458	192,580
TOTAL RUSSIA			1,494,582
SAUDI ARABIA — (0.8%)
	Al Babtain Power & Telecommunication Co.	4,511	48,534
*	Al Etihad Cooperative Insurance Co.	2,027	13,136
*	Al Jouf Cement Co.	17,106	64,029
	Al Khaleej Training and Education Co.	3,243	25,680
*	AlAbdullatif Industrial Investment Co.	9,672	91,595
*	AlJazira Takaful Ta'awuni Co.	5,415	45,823
*	Allianz Saudi Fransi Cooperative Insurance Co.	2,744	19,563
	Arabian Cement Co.	9,516	118,378
*	Arabian Shield Cooperative Insurance Co.	8,713	55,582
	Arriyadh Development Co.	5,777	44,299
*	Aseer Trading Tourism & Manufacturing Co.	9,803	68,251
	Astra Industrial Group	4,544	56,911
*	AXA Cooperative Insurance Co.	2,917	33,339
*	Bank AlBilad	11,029	107,896
*	Bank Al-Jazira	53,658	276,817
*	Basic Chemical Industries, Ltd.	1,878	20,811
	City Cement Co.	8,558	70,268
*	Dar Al Arkan Real Estate Development Co.	78,822	221,281
*	Dur Hospitality Co.	8,909	81,067
	Eastern Province Cement Co.	2,799	36,839
	Electrical Industries Co.	3,038	28,148
*	Emaar Economic City	42,215	152,795
	Etihad Etisalat Co.	57,535	494,158
	Fitaihi Holding Group	8,177	74,694
	Hail Cement Co.	26,274	133,787
*	Jazan Energy and Development Co.	2,144	15,250
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	5,537	37,234
*	Methanol Chemicals Co.	7,770	62,587
*	Middle East Healthcare Co.	1,173	11,971
*	Middle East Paper Co.	5,322	53,881
*	Mobile Telecommunications Co. Saudi Arabia	82,390	311,639
	Najran Cement Co.	25,786	163,083
*	National Co., for Glass Manufacturing (The)	2,577	29,242
*	National Industrialization Co.	44,953	259,102
	National Medical Care Co.	1,080	20,267
	Northern Region Cement Co.	21,521	106,377
	Sahara International Petrochemical Co.	55,155	492,805
*	Saudi Ceramic Co.	6,496	106,679
	Saudi Chemical Co., Holding.	10,917	120,862
	Saudi Investment Bank (The)	15,344	70,609
*	Saudi Kayan Petrochemical Co.	87,049	449,183
*	Saudi Printing & Packaging Co.	2,635	21,258
*	Saudi Re for Cooperative Reinsurance Co.	14,082	68,725
*	Seera Group Holding	77,203	439,542
*	Tabuk Cement Co.	24,153	151,331
	Umm Al-Qura Cement Co.	4,244	37,455
	United International Transportation Co.	6,483	83,191
*	Walaa Cooperative Insurance Co.	4,683	30,771
*	Yamama Cement Co.	7,643	69,251
	Yanbu Cement Co.	22,422	279,020

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Zamil Industrial Investment Co.	14,756	$160,233
TOTAL SAUDI ARABIA			6,035,229
SINGAPORE — (0.5%)
	Accordia Golf Trust	159,100	2,501
	Avarga, Ltd.	100,900	22,372
*	Banyan Tree Holdings, Ltd.	47,800	10,790
	Bukit Sembawang Estates, Ltd.	45,200	183,166
	China Aviation Oil Singapore Corp., Ltd.	74,600	55,596
	China Sunsine Chemical Holdings, Ltd.	62,400	23,437
	Chip Eng Seng Corp., Ltd.	116,100	38,148
	City Developments, Ltd.	24,700	124,599
*	COSCO Shipping International Singapore Co., Ltd.	301,000	65,514
	CSE Global, Ltd.	65,300	24,803
	Del Monte Pacific, Ltd.	197,000	59,519
*	Ezion Holdings, Ltd.	1,083,800	6,479
#*	Ezra Holdings, Ltd.	468,200	712
	Far East Orchard, Ltd.	50,700	42,225
	Food Empire Holdings, Ltd.	39,100	24,211
	Frasers Property, Ltd.	71,200	59,384
	Fu Yu Corp., Ltd.	116,400	25,326
	Golden Agri-Resources, Ltd.	1,539,800	260,753
	GuocoLand, Ltd.	86,300	101,865
	Hafnia, Ltd.	7,376	14,230
*	Halcyon Agri Corp., Ltd.	98,900	18,563
	Ho Bee Land, Ltd.	50,700	104,394
	Hong Fok Corp., Ltd.	89,090	52,939
	Hong Leong Asia, Ltd.	61,800	40,574
	Hong Leong Finance, Ltd.	76,400	137,071
	Hotel Grand Central, Ltd.	35,281	27,312
	Hour Glass, Ltd. (The)	17,200	19,514
	Hutchison Port Holdings Trust	1,195,700	280,591
*	Hyflux, Ltd.	124,600	7,633
*	Indofood Agri Resources, Ltd.	57,000	13,429
	Japfa, Ltd.	104,400	58,956
*	Mandarin Oriental International, Ltd.	57,100	113,534
	Mewah International, Inc.	86,100	25,954
*	Midas Holdings, Ltd.	343,400	9,124
*	mm2 Asia, Ltd.	129,600	6,523
	NetLink NBN Trust	318,600	229,191
	Olam International, Ltd.	125,120	121,648
	OUE, Ltd.	79,600	73,417
	Oxley Holdings, Ltd.	229,402	38,957
	QAF, Ltd.	53,800	39,135
*	Raffles Education Corp., Ltd.	137,540	10,159
	Sembcorp Industries, Ltd.	216,500	333,962
*	Sembcorp Marine, Ltd.	2,159,731	183,036
*	SIA Engineering Co., Ltd.	49,800	77,503
	SIIC Environment Holdings, Ltd.	263,000	37,363
	Sinarmas Land, Ltd.	163,500	34,278
	Sing Holdings, Ltd.	63,000	17,681
	Singapore Land Group, Ltd.	44,900	89,279
	Stamford Land Corp., Ltd.	74,600	28,910
*	Swiber Holdings, Ltd.	92,600	1,394
	Tai Sin Electric, Ltd.	34,116	9,181
	Tuan Sing Holdings, Ltd.	144,420	56,022
	UOB-Kay Hian Holdings, Ltd.	58,837	68,206
	UOL Group, Ltd.	85,300	458,451
	Wee Hur Holdings, Ltd.	60,800	9,427

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wing Tai Holdings, Ltd.	96,300	$130,058
TOTAL SINGAPORE			4,108,999
SOUTH AFRICA — (1.3%)
*	Absa Group, Ltd.	108,816	1,012,350
	Adcock Ingram Holdings, Ltd.	7,118	21,739
	Advtech, Ltd.	87,594	86,100
	AECI, Ltd.	21,022	143,149
	African Rainbow Minerals, Ltd.	18,409	374,682
	Alexander Forbes Group Holdings, Ltd.	136,065	32,716
	Allied Electronics Corp., Ltd., Class A	34,495	24,956
	Alviva Holdings, Ltd.	32,995	29,513
*	Aspen Pharmacare Holdings, Ltd.	52,774	650,161
	Astral Foods, Ltd.	6,825	71,587
*	Aveng, Ltd.	3,601,599	12,291
	Barloworld, Ltd.	34,363	253,504
	Bidvest Group, Ltd. (The)	13,490	184,033
*	Blue Label Telecoms, Ltd.	32,476	10,045
	Capitec Bank Holdings, Ltd.	335	37,186
	DataTec, Ltd.	78,071	125,448
*	Distell Group Holdings, Ltd.	8,085	94,286
	Exxaro Resources, Ltd.	31,666	392,052
*	Foschini Group, Ltd. (The)	35,014	369,599
*	Grindrod Shipping Holdings, Ltd.	2,680	26,778
*	Grindrod, Ltd.	107,193	32,531
	Harmony Gold Mining Co., Ltd.	11,227	46,033
	Harmony Gold Mining Co., Ltd., Sponsored ADR	39,994	163,975
	Hudaco Industries, Ltd.	3,075	26,887
	Imperial Logistics, Ltd.	24,834	103,590
	Investec, Ltd.	40,621	151,555
	Invicta Holdings, Ltd.	8,097	14,623
*	KAP Industrial Holdings, Ltd.	428,548	115,801
	Lewis Group, Ltd.	12,017	31,552
*	Liberty Holdings, Ltd.	23,198	130,043
	Libstar Holdings, Ltd.	33,738	15,409
*	Life Healthcare Group Holdings, Ltd.	203,975	328,582
*	Long4Life, Ltd.	66,890	19,188
*	Massmart Holdings, Ltd.	1,139	4,480
*	Merafe Resources, Ltd.	340,993	21,094
	Metair Investments, Ltd.	45,761	75,396
	Momentum Metropolitan Holdings	185,757	243,802
	Motus Holdings, Ltd.	17,547	101,979
	Mpact, Ltd.	39,733	67,159
*	Murray & Roberts Holdings, Ltd.	91,852	62,451
*	Nampak, Ltd.	49,613	9,494
*	Nedbank Group, Ltd.	57,992	670,484
*	Netcare, Ltd.	154,040	160,093
	Oceana Group, Ltd.	12,267	52,312
	Old Mutual, Ltd.	590,707	521,015
*	Omnia Holdings, Ltd.	31,449	119,670
*	Pepkor Holdings, Ltd.	137,562	196,656
*	PPC, Ltd.	351,187	87,541
	PSG Group, Ltd.	26,770	138,787
	Raubex Group, Ltd.	28,364	55,053
	RCL Foods, Ltd.	33,526	21,030
	Reunert, Ltd.	28,836	93,383
	RFG Holdings, Ltd.	21,827	18,155
	Royal Bafokeng Platinum, Ltd.	20,360	161,225
*	Sappi, Ltd.	94,745	266,140

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Sasol, Ltd.	73,279	$1,092,513
*	Sun International, Ltd.	19,245	23,695
*	Super Group, Ltd.	70,504	153,365
*	Telkom SA SOC, Ltd.	57,928	167,720
	Tiger Brands, Ltd.	13,670	179,981
	Truworths International, Ltd.	3,021	12,758
*	Tsogo Sun Hotels, Ltd.	64,667	13,220
*	Wilson Bayly Holmes-Ovcon, Ltd.	9,367	70,558
TOTAL SOUTH AFRICA			9,993,153
SOUTH KOREA — (5.1%)
	Aekyung Industrial Co., Ltd.	502	10,904
	Aekyung Petrochemical Co., Ltd.	3,458	39,435
*	Agabang&Company	4,211	22,258
	Ahn-Gook Pharmaceutical Co., Ltd.	1,627	18,419
	AK Holdings, Inc.	1,058	25,597
*	ALUKO Co., Ltd.	7,684	31,879
*	Amotech Co., Ltd.	1,746	45,791
*	APS Holdings Corp.	2,621	44,496
*	Ascendio Co., Ltd.	1,488	3,133
	Asia Cement Co., Ltd.	480	49,600
	ASIA Holdings Co., Ltd.	317	35,738
	Asia Paper Manufacturing Co., Ltd.	1,356	63,672
	Aurora World Corp.	2,182	20,684
	Austem Co., Ltd.	6,351	19,268
	Autech Corp.	2,921	33,940
	Avaco Co., Ltd.	1,836	20,561
	Baiksan Co., Ltd.	1,801	17,166
	Bcworld Pharm Co., Ltd.	856	14,367
	BH Co., Ltd.	3,959	66,093
	Binggrae Co., Ltd.	1,104	58,395
*	BioSmart Co., Ltd.	2,366	14,907
	BNK Financial Group, Inc.	55,275	372,073
*	Bohae Brewery Co., Ltd.	20,600	20,385
	Bookook Securities Co., Ltd.	475	10,113
*	Bubang Co., Ltd.	3,563	10,204
	Busan City Gas Co., Ltd.	594	31,593
	BYC Co., Ltd.	48	16,527
	Byucksan Corp.	12,763	47,233
*	CammSys Corp.	18,663	34,453
*	Capro Corp.	10,154	41,627
	Cell Biotech Co., Ltd.	844	14,373
	Changhae Ethanol Co., Ltd.	1,848	22,187
	Chongkundang Holdings Corp.	476	41,640
*	CHOROKBAEM Co Co., Ltd.	7,569	10,682
	CJ CheilJedang Corp.	1,197	486,642
	CJ Corp.	2,866	244,349
	CJ ENM Co., Ltd.	1,880	267,004
*	CJ Freshway Corp.	1,175	34,728
	CKD Bio Corp.	856	42,351
	Commax Co., Ltd.	2,940	20,919
*	Comtec Systems Co., Ltd.	14,999	17,301
	Coweaver Co., Ltd.	1,562	12,562
	Cowell Fashion Co., Ltd.	4,057	25,687
	CROWNHAITAI Holdings Co., Ltd.	1,460	14,391
	CS Wind Corp.	1,806	129,320
	Cuckoo Holdings Co., Ltd.	236	26,272
	Cuckoo Homesys Co., Ltd.	382	15,042
*	Curo Co., Ltd.	36,601	18,825

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cymechs, Inc.	618	$10,846
	D.I Corp.	4,636	36,482
	Dae Hyun Co., Ltd.	8,359	20,410
	Dae Won Kang Up Co., Ltd.	6,480	22,971
*	Daechang Co., Ltd.	17,888	40,114
	Daedong Corp.	5,164	55,984
	Daeduck Co., Ltd.	5,917	40,002
	Daejung Chemicals & Metals Co., Ltd.	560	12,368
	Daesang Corp.	5,375	126,935
	Daesang Holdings Co., Ltd.	3,226	31,307
*	Daesung Fine Tech Co., Ltd.	9,085	20,798
	Daesung Holdings Co., Ltd.	788	26,186
*	Daesung Industrial Co., Ltd.	3,004	12,914
	Daewon Pharmaceutical Co., Ltd.	1,591	21,885
*	Daewoo Engineering & Construction Co., Ltd.	39,066	253,166
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,680	274,183
	Daihan Pharmaceutical Co., Ltd.	1,150	32,388
	Daishin Securities Co., Ltd.	6,759	105,379
*	Daiyang Metal Co., Ltd.	4,030	19,924
*	Danal Co., Ltd.	5,031	32,865
*	Dayou Automotive Seat Technology Co., Ltd.	17,022	20,432
	DB Financial Investment Co., Ltd.	6,876	40,708
	DB Insurance Co., Ltd.	10,464	519,903
	Deutsch Motors, Inc.	5,107	39,204
	DGB Financial Group, Inc.	39,399	323,116
	DI Dong Il Corp.	433	113,732
	Digital Daesung Co., Ltd.	2,831	21,689
*	DL E&C Co., Ltd.	3,570	455,066
	DL Holdings Co., Ltd.	2,847	195,636
	DMS Co., Ltd.	3,345	24,382
	Dong-A Hwasung Co., Ltd.	1,979	23,468
	Dong-A ST Co., Ltd.	921	65,494
	Dong-Ah Geological Engineering Co., Ltd.	1,769	32,874
	Dongkuk Industries Co., Ltd.	7,943	26,366
	Dongkuk Steel Mill Co., Ltd.	17,575	324,405
	Dongkuk Structures & Construction Co., Ltd.	8,156	43,389
	Dongsung Chemical Co., Ltd.	3,261	17,202
	Dongwha Pharm Co., Ltd.	5,100	65,143
	Dongwon F&B Co., Ltd.	296	57,092
	Dongwon Industries Co., Ltd.	346	73,110
	Dongwon Systems Corp.	1,184	44,444
*	Doosan Bobcat, Inc.	8,329	334,565
	Doosan Co., Ltd.	1,141	96,142
*	Doosan Fuel Cell Co., Ltd.	1,407	60,147
*	Doosan Heavy Industries & Construction Co., Ltd.	13,308	251,699
*	Doosan Infracore Co., Ltd.	8,754	122,959
	DoubleUGames Co., Ltd.	1,391	73,668
	DTR Automotive Corp.	1,077	37,387
*	Duksan Hi-Metal Co., Ltd.	1,014	13,924
	DY Corp.	2,973	14,838
	DY POWER Corp.	1,196	17,505
	Eagon Industrial, Ltd.	1,500	19,970
	Easy Holdings Co., Ltd.	11,546	51,748
	eBEST Investment & Securities Co., Ltd.	2,178	16,742
	Elentec Co., Ltd.	4,032	25,633
	E-MART, Inc.	4,315	632,910
*	EM-Tech Co., Ltd.	1,604	29,591
	ENF Technology Co., Ltd.	1,156	34,457
	Estechpharma Co., Ltd.	2,011	21,109

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Eugene Investment & Securities Co., Ltd.	10,226	$35,699
	Eusu Holdings Co., Ltd.	2,459	13,775
	Farmsco	3,270	20,497
	FarmStory Co., Ltd.	11,495	27,391
	Fila Holdings Corp.	6,843	311,025
*	Gamevil, Inc.	671	20,638
*	Gemvaxlink Co., Ltd.	14,448	21,959
*	Genie Music Corp.	7,762	42,198
	Global Standard Technology Co., Ltd.	1,206	31,679
*	GMB Korea Corp.	2,702	16,011
	Golfzon Newdin Holdings Co., Ltd.	8,152	65,193
	Green Cross Holdings Corp.	3,606	98,980
	GS Engineering & Construction Corp.	11,520	441,841
*	GS Global Corp.	14,500	34,217
	GS Holdings Corp.	9,384	349,369
	GS Retail Co., Ltd.	6,392	196,314
	Gwangju Shinsegae Co., Ltd.	168	27,112
	Haatz, Inc.	1,026	10,464
	Haesung Industrial Co., Ltd.	1,180	16,814
	Haitai Confectionery & Foods Co., Ltd.	1,329	11,803
	Halla Corp.	2,965	14,444
	Halla Holdings Corp.	1,788	71,609
	Han Kuk Carbon Co., Ltd.	5,432	54,917
	Hana Pharm Co., Ltd.	872	16,317
*	Hana Tour Service, Inc.	680	45,395
	HanChang Paper Co., Ltd.	12,299	26,342
*	Hancom, Inc.	2,591	53,087
	Handok, Inc.	1,695	39,323
	Handsome Co., Ltd.	3,853	131,393
	Hanil Holdings Co., Ltd.	2,080	24,346
*	Hanjin Heavy Industries & Construction Co., Ltd.	3,155	21,959
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd.	3,304	16,115
	Hanjin Transportation Co., Ltd.	2,970	105,530
	Hankook Tire & Technology Co., Ltd.	14,682	617,971
	HanmiGlobal Co., Ltd.	2,096	20,442
	Hansae Co., Ltd.	1,894	34,590
	Hansae Yes24 Holdings Co., Ltd.	1,461	14,043
	Hanshin Construction	1,594	31,899
	Hansol Holdings Co., Ltd.	9,825	37,523
*	Hansol HomeDeco Co., Ltd.	24,580	49,642
	Hansol Logistics Co., Ltd.	6,962	24,791
	Hansol Paper Co., Ltd.	4,708	65,568
*	Hansol Technics Co., Ltd.	5,680	40,989
	Hanwha Aerospace Co., Ltd.	5,944	268,126
	Hanwha Corp.	10,490	272,553
*	Hanwha General Insurance Co., Ltd.	15,243	61,347
*	Hanwha Investment & Securities Co., Ltd.	25,875	103,901
	Hanwha Life Insurance Co., Ltd.	60,781	179,540
	Hanyang Eng Co., Ltd.	2,781	40,926
	Hanyang Securities Co., Ltd.	1,069	14,691
*	Harim Co., Ltd.	8,073	22,303
	Harim Holdings Co., Ltd.	6,177	52,653
	HB Technology Co., Ltd.	10,732	29,065
	HDC Hyundai Engineering Plastics Co., Ltd.	2,805	14,391
*	Heungkuk Fire & Marine Insurance Co., Ltd.	12,193	43,931
	HIMS Co., Ltd.	2,182	21,009
	Hitejinro Holdings Co., Ltd.	1,659	21,966
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,441	22,987
*	Home Center Holdings Co., Ltd.	14,297	15,176

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HS Industries Co., Ltd.	7,260	$46,329
*	HSD Engine Co., Ltd.	3,091	22,889
	Huchems Fine Chemical Corp.	3,216	68,622
*	Humax Co., Ltd.	6,520	29,399
*	Huneed Technologies	1,951	12,627
	Huons Global Co., Ltd.	862	48,911
	Huvis Corp.	2,628	26,984
	Huvitz Co., Ltd.	3,099	25,540
	Hwa Shin Co., Ltd.	3,952	33,847
*	Hwail Pharm Co., Ltd.	8,763	27,447
	Hwaseung Corp Co., Ltd.	4,858	13,531
	Hwaseung Enterprise Co., Ltd.	2,016	28,408
*	Hyosung Heavy Industries Corp.	667	45,460
	Hyundai BNG Steel Co., Ltd.	2,003	39,068
*	Hyundai Construction Equipment Co., Ltd.	2,996	147,642
	Hyundai Department Store Co., Ltd.	3,368	234,616
*	Hyundai Electric & Energy System Co., Ltd.	1,945	39,875
	Hyundai Elevator Co., Ltd.	4,057	190,718
	Hyundai Engineering & Construction Co., Ltd.	13,801	657,315
	Hyundai Glovis Co., Ltd.	2,720	460,987
	Hyundai Greenfood Co., Ltd.	8,602	75,296
	Hyundai Heavy Industries Holdings Co., Ltd.	6,250	372,758
	Hyundai Home Shopping Network Corp.	802	56,724
	Hyundai Livart Furniture Co., Ltd.	2,651	44,909
	Hyundai Marine & Fire Insurance Co., Ltd.	12,533	282,763
	Hyundai Motor Securities Co., Ltd.	4,374	48,582
*	Hyundai Rotem Co., Ltd.	1,185	25,656
	Hyundai Steel Co.	16,825	791,440
	Hyundai Wia Corp.	3,635	310,271
	HyVision System, Inc.	2,537	41,366
	ICD Co., Ltd.	1,527	20,017
*	Il Dong Pharmaceutical Co., Ltd.	1,626	21,539
	Iljin Holdings Co., Ltd.	6,410	33,243
	iMarketKorea, Inc.	4,396	46,137
	InBody Co., Ltd.	905	22,932
	Industrial Bank of Korea	44,589	398,949
	INFAC Corp.	1,852	20,946
	Innocean Worldwide, Inc.	1,060	56,597
*	Insung Information Co., Ltd.	8,677	22,044
	Intelligent Digital Integrated Security Co., Ltd.	805	17,827
	Interojo Co., Ltd.	1,084	28,250
	Interpark Corp.	11,036	81,072
	Inzi Controls Co., Ltd.	1,028	13,940
	INZI Display Co., Ltd.	3,850	10,748
*	Iones Co., Ltd.	3,732	30,953
	IS Dongseo Co., Ltd.	2,486	118,098
	ISC Co., Ltd.	1,366	30,951
	i-SENS, Inc.	1,249	35,254
	ISU Chemical Co., Ltd.	3,235	33,226
*	Jahwa Electronics Co., Ltd.	3,016	52,042
	JB Financial Group Co., Ltd.	21,369	143,616
	JC Hyun System, Inc.	2,565	17,931
*	Jeju Air Co., Ltd.	562	10,961
	Jinsung T.E.C.	2,323	25,348
	JLS Co., Ltd.	1,761	10,950
*	JNK Heaters Co., Ltd.	3,078	17,793
	KAON Media Co., Ltd.	2,221	34,201
*	KB Metal Co., Ltd.	8,694	20,551
	KC Tech Co., Ltd.	1,733	43,112

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KCC Glass Corp.	1,127	$72,918
	KCTC	3,170	21,498
	KEPCO Plant Service & Engineering Co., Ltd.	3,469	128,641
	Keyang Electric Machinery Co., Ltd.	4,355	19,051
	KG Chemical Corp.	1,048	35,082
	KG Eco Technology Service Co., Ltd.	3,707	63,996
	Kginicis Co., Ltd.	2,707	50,900
	KGMobilians Co., Ltd.	5,395	49,310
	KISWIRE, Ltd.	2,132	46,216
	KIWOOM Securities Co., Ltd.	2,313	237,616
	KleanNara Co., Ltd.	3,346	19,009
	Kocom Co., Ltd.	1,980	14,085
	Kolon Global Corp.	1,233	26,025
	Kolon Industries, Inc.	4,021	283,208
	Korea Asset In Trust Co., Ltd.	13,231	52,342
	Korea Business News Co., Ltd.	1,474	10,502
	Korea Cast Iron Pipe Industries Co., Ltd.	2,203	19,551
*	Korea Circuit Co., Ltd.	2,209	29,220
	Korea Electric Terminal Co., Ltd.	1,465	120,680
	Korea Flange Co., Ltd.	3,328	9,487
	Korea Industrial Co., Ltd.	3,776	13,515
*	Korea Information & Communications Co., Ltd.	2,187	18,805
	Korea Investment Holdings Co., Ltd.	5,742	479,778
*	Korea Line Corp.	45,007	121,374
	Korea Petrochemical Ind Co., Ltd.	876	194,188
	Korea Petroleum Industries Co.	1,279	16,515
	Korea Real Estate Investment & Trust Co., Ltd.	38,820	74,339
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,779	656,607
*	Korean Air Lines Co., Ltd.	28,630	743,022
	Korean Reinsurance Co.	23,087	191,341
	KSS LINE, Ltd.	4,280	43,960
*	KT Alpha Co., Ltd.	2,230	19,401
	KT Submarine Co., Ltd.	3,719	23,331
	KTB Investment & Securities Co., Ltd.	11,121	73,142
	KTCS Corp.	8,880	23,990
	Kukdo Chemical Co., Ltd.	1,020	84,257
	Kukdong Corp.	5,119	15,742
	Kukdong Oil & Chemicals Co., Ltd.	4,391	17,684
	Kumho Petrochemical Co., Ltd.	1,971	349,154
*	Kumho Tire Co., Inc.	16,572	96,440
	KUMHOE&C Co., Ltd.	3,880	42,232
	Kwang Dong Pharmaceutical Co., Ltd.	9,258	71,263
	Kwang Myung Electric Co., Ltd.	6,027	18,314
	Kyeryong Construction Industrial Co., Ltd.	1,246	35,497
	Kyobo Securities Co., Ltd.	6,572	48,861
	Kyung Dong Navien Co., Ltd.	589	37,730
	Kyungbang Co., Ltd.	2,863	33,873
*	Kyungchang Industrial Co., Ltd.	3,820	9,336
	Kyung-In Synthetic Corp.	6,925	41,042
	Leadcorp, Inc. (The)	3,249	25,971
*	LG Display Co., Ltd.	41,376	795,004
	LG HelloVision Co., Ltd.	7,875	49,844
	LG Innotek Co., Ltd.	2,242	443,161
	LG Uplus Corp.	38,235	484,208
	LIG Nex1 Co., Ltd.	1,198	44,685
*	Lock & Lock Co., Ltd.	2,751	31,705
	LOT Vacuum Co., Ltd.	1,859	27,628
	Lotte Chemical Corp.	2,949	665,428
	Lotte Chilsung Beverage Co., Ltd.	810	102,089

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Confectionery Co., Ltd.	95	$11,725
	Lotte Corp.	5,594	183,658
*	Lotte Data Communication Co.	593	21,236
	LOTTE Fine Chemical Co., Ltd.	2,794	176,305
	Lotte Food Co., Ltd.	115	43,811
	LOTTE Himart Co., Ltd.	2,005	62,206
*	Lotte Non-Life Insurance Co., Ltd.	17,091	27,521
	Lotte Shopping Co., Ltd.	2,191	205,012
	LS Corp.	4,224	267,316
	LS Electric Co., Ltd.	2,670	150,942
*	Lumens Co., Ltd.	6,628	7,730
*	LVMC Holdings	9,650	29,100
	LX Hausys, Ltd.	1,643	142,788
	LX International Corp.	6,246	168,027
	Maeil Dairies Co., Ltd.	532	35,462
*	Mando Corp.	4,571	245,732
	MegaStudyEdu Co., Ltd.	890	61,595
	Meritz Financial Group, Inc.	7,348	160,567
	Meritz Fire & Marine Insurance Co., Ltd.	9,140	202,900
	Meritz Securities Co., Ltd.	66,680	284,966
	Minwise Co., Ltd.	859	15,413
	Mirae Asset Life Insurance Co., Ltd.	21,444	76,089
	Mirae Asset Securities Co., Ltd.	51,903	403,758
*	Mobase Electronics Co., Ltd.	7,935	15,955
	MonAmi Co., Ltd.	3,796	18,889
	Moorim P&P Co., Ltd.	5,847	25,515
	Moorim Paper Co., Ltd.	5,143	14,243
	Namhae Chemical Corp.	2,788	30,594
*	NDFOS Co., Ltd.	2,190	19,704
*	Neowiz	2,553	57,718
	Nexen Corp.	7,723	34,279
	Nexen Tire Corp.	11,041	89,046
	NH Investment & Securities Co., Ltd.	25,430	281,254
	NI Steel Co., Ltd.	3,330	14,884
	NICE Holdings Co., Ltd.	4,219	68,467
	Nice Information & Telecommunication, Inc.	884	26,062
*	NK Co., Ltd.	17,710	18,969
	Nong Shim Holdings Co., Ltd.	504	34,800
	Nong Woo Bio Co., Ltd.	2,119	25,899
	NongShim Co., Ltd.	565	161,567
	NOROO Paint & Coatings Co., Ltd.	2,353	24,675
*	NuriFlex Co., Ltd.	2,154	16,289
	Okong Corp.	2,812	12,408
*	OPTRON-TEC, Inc.	5,031	37,603
	Orion Holdings Corp.	4,848	70,841
	Ottogi Corp.	246	115,228
	Paik Kwang Industrial Co., Ltd.	5,088	31,026
	Pan Ocean Co., Ltd.	38,395	252,463
*	Pan-Pacific Co., Ltd.	6,121	12,484
*	Paradise Co., Ltd.	3,934	57,396
	Partron Co., Ltd.	7,264	64,587
	Poongsan Corp.	4,379	146,783
	POSCO Coated & Color Steel Co., Ltd.	339	20,505
	Posco International Corp.	8,335	187,702
*	Power Logics Co., Ltd.	6,699	50,785
	Protec Co., Ltd.	1,431	34,167
	Pulmuone Co., Ltd.	2,268	38,297
	Pungkuk Alcohol Industry Co., Ltd.	1,107	18,263
	Pyeong Hwa Automotive Co., Ltd.	2,104	19,993

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Rayence Co., Ltd.	1,788	$21,552
*	Redrover Co., Ltd.	4,378	1,306
	Reyon Pharmaceutical Co., Ltd.	1,323	58,890
*	RFTech Co., Ltd.	6,444	39,554
	S Net Systems, Inc.	3,825	25,026
	Sajo Industries Co., Ltd.	390	23,502
	Sajodaerim Corp.	742	17,322
*	Sajodongaone Co., Ltd.	16,995	22,181
*	Sambo Motors Co., Ltd.	2,209	12,961
	Samchuly Bicycle Co., Ltd.	1,926	20,871
	SAMHWA Paints Industrial Co., Ltd.	1,739	17,100
	Samick Musical Instruments Co., Ltd.	9,536	15,668
	Samick THK Co., Ltd.	2,172	25,319
	Samji Electronics Co., Ltd.	2,577	29,976
	Samjin LND Co., Ltd.	6,197	20,000
	Samjin Pharmaceutical Co., Ltd.	1,423	33,253
*	Samkee Corp.	5,231	21,298
	SAMPYO Cement Co., Ltd.	8,391	41,033
	Samsung Card Co., Ltd.	4,793	145,965
*	Samsung Engineering Co., Ltd.	12,521	254,538
	Samsung Fire & Marine Insurance Co., Ltd.	5,217	973,221
	Samsung Securities Co., Ltd.	11,443	440,856
	SAMT Co., Ltd.	20,892	76,697
	Samyang Corp.	930	51,490
	Samyang Foods Co., Ltd.	574	45,816
	Samyoung M-Tek Co., Ltd.	3,250	16,546
*	Sangsangin Co., Ltd.	6,107	41,298
	SAVEZONE I&C Corp.	3,550	11,048
*	SDN Co., Ltd.	7,926	20,877
	Seah Besteel Corp.	3,572	97,565
	SeAH Holdings Corp.	197	17,901
	SeAH Steel Corp.	395	36,469
	SeAH Steel Holdings Corp.	440	29,945
	Sejong Industrial Co., Ltd.	2,921	24,649
	Sempio Co.	123	5,958
	S-Energy Co., Ltd.	2,604	10,905
	Seohan Co., Ltd.	18,570	34,013
	Seoul Semiconductor Co., Ltd.	7,302	117,082
*	Seowon Co., Ltd.	10,826	28,793
	Seoyon Co., Ltd.	1,718	24,611
*	Sewon E&C Co., Ltd.	13,152	11,956
	SFA Engineering Corp.	3,018	106,776
*	SG Corp.	15,329	11,003
	SGC e Tec E&C Co., Ltd.	254	16,364
	Shindaeyang Paper Co., Ltd.	172	14,497
	Shinsegae Engineering & Construction Co., Ltd.	481	18,753
	Shinsegae Food Co., Ltd.	411	34,964
	Shinsegae Information & Communication Co., Ltd.	186	31,723
	Shinsegae International, Inc.	371	62,708
	Shinsegae, Inc.	1,250	289,469
*	Shinsung Tongsang Co., Ltd.	20,031	69,617
	Shinwha Intertek Corp.	8,653	28,026
*	Shinwon Corp.	13,837	27,537
	SK D&D Co., Ltd.	1,109	35,672
	SK Discovery Co., Ltd.	3,132	132,951
	SK Gas, Ltd.	546	55,396
	SK Networks Co., Ltd.	34,687	186,915
	SK Securities Co., Ltd.	75,285	63,809
	SL Corp.	3,492	100,434

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SM Entertainment Co., Ltd.	1,025	$52,596
*	S-MAC Co., Ltd.	35,334	41,095
	SNT Motiv Co., Ltd.	1,600	85,533
*	SNU Precision Co., Ltd.	4,032	15,945
	Songwon Industrial Co., Ltd.	4,004	67,322
	Soosan Heavy Industries Co., Ltd.	6,373	20,880
	Soulbrain Co., Ltd.	713	210,997
*	Soulbrain Holdings Co., Ltd.	1,089	35,955
	SPG Co., Ltd.	2,138	23,090
	Spigen Korea Co., Ltd.	353	16,603
	Suheung Co., Ltd.	745	35,601
	Sun Kwang Co., Ltd.	1,102	46,421
	Sung Kwang Bend Co., Ltd.	2,225	18,914
*	Sungchang Enterprise Holdings, Ltd.	15,703	41,153
	Sungshin Cement Co., Ltd.	6,047	61,357
	Sungwoo Hitech Co., Ltd.	15,556	89,205
	Sunjin Co., Ltd.	1,884	25,706
*	Suprema, Inc.	815	19,918
	Systems Technology, Inc.	1,944	28,935
	Tae Kyung Industrial Co., Ltd.	2,320	13,561
	Taekyung BK Co., Ltd.	6,589	38,090
*	Taewoong Co., Ltd.	3,164	25,788
	Taeyoung Engineering & Construction Co., Ltd.	4,126	44,012
*	Taihan Textile Co., Ltd.	350	13,393
*	Tailim Packaging Co., Ltd.	2,441	10,568
	TCC Steel	3,926	21,780
*	Theragen Etex Co., Ltd.	8,146	58,190
*	Thinkware Systems Corp.	1,121	15,487
	TK Corp.	813	8,880
	Tongyang Life Insurance Co., Ltd.	7,364	34,341
*	Top Engineering Co., Ltd.	3,622	26,820
	Toptec Co., Ltd.	3,910	38,491
*	Tovis Co., Ltd.	3,257	21,868
	TS Corp.	13,340	36,178
*	Tuksu Construction Co., Ltd.	2,180	25,627
*	TY Holdings Co., Ltd.	3,978	110,504
	Ubiquoss Holdings, Inc.	1,157	20,598
	Uni-Chem Co., Ltd.	17,518	25,061
*	Unick Corp.	2,616	17,415
	Unid Co., Ltd.	1,325	136,084
	Uniquest Corp.	2,969	28,444
	Value Added Technology Co., Ltd.	1,125	35,242
	Vieworks Co., Ltd.	1,268	40,573
	Vitzro Tech Co., Ltd.	2,200	19,917
*	Vivien Corp.	3,119	9,688
*	Welcron Co., Ltd.	4,623	19,364
*	WillBes & Co. (The)	9,359	19,176
	Wins Co., Ltd.	1,360	20,246
	WiSoL Co., Ltd.	3,382	37,859
*	WONIK CUBE Corp.	5,623	20,500
*	Wonik Holdings Co., Ltd.	9,905	52,751
	Wonik Materials Co., Ltd.	1,400	41,957
	Woojin, Inc.	2,607	20,940
	Woongjin Thinkbig Co., Ltd.	5,558	19,818
*	Wooree Bio Co., Ltd.	5,593	25,635
*	Wooree Lighting Co., Ltd.	4,049	12,207
	Woori Financial Group, Inc.	82,513	777,967
	Woori Investment Bank Co., Ltd.	77,941	66,554
	Woory Industrial Co., Ltd.	1,010	19,842

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Woowon Development Co., Ltd.	4,466	$28,870
	Y G-1 Co., Ltd.	4,751	38,244
*	Y-entec Co., Ltd.	1,168	14,842
	Youlchon Chemical Co., Ltd.	2,408	44,447
	Youngone Corp.	3,664	126,952
	Youngone Holdings Co., Ltd.	1,299	52,223
	Yuanta Securities Korea Co., Ltd.	24,539	95,435
	Zeus Co., Ltd.	1,279	29,593
TOTAL SOUTH KOREA			38,826,594
SPAIN — (1.4%)
	Acciona SA	139	21,311
	Acerinox SA	44,231	591,272
	ACS Actividades de Construccion y Servicios SA	35,702	939,080
	Aedas Homes SA	1,627	49,299
	Almirall SA	10,688	169,585
	Applus Services SA	15,344	147,716
*	Atresmedia Corp. de Medios de Comunicacion SA	14,744	60,955
	Azkoyen SA	2,368	16,803
*	Banco de Sabadell SA	954,855	663,862
	Bankinter SA	139,381	761,449
	CaixaBank SA	475,628	1,412,571
*	Construcciones y Auxiliar de Ferrocarriles SA	2,009	85,226
	Ebro Foods SA	15,774	320,088
*	eDreams ODIGEO SA	22,572	186,852
	Elecnor SA	5,520	67,467
	Enagas SA	35,353	811,970
*	Ence Energia y Celulosa SA	32,264	99,728
*	Ercros SA	22,936	95,319
	Euskaltel SA	25,051	326,343
	Faes Farma SA	19,496	76,095
	Fomento de Construcciones y Contratas SA	8,706	99,699
*	Gestamp Automocion SA	18,767	91,774
	Grupo Catalana Occidente SA	11,471	429,445
	Iberpapel Gestion SA	1,211	26,815
*	Indra Sistemas SA	19,271	201,738
	Liberbank SA	552,072	185,527
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	139,381	280,999
	Mapfre SA	235,192	484,526
*	Mediaset Espana Comunicacion SA	21,251	126,676
	Metrovacesa SA	4,876	40,589
	Miquel y Costas & Miquel SA	2,572	49,989
	Neinor Homes SA	6,509	94,734
*	Obrascon Huarte Lain SA	32,182	23,316
	Prim SA	827	13,146
	Prosegur Cia de Seguridad SA	24,503	83,710
	Repsol SA	96,907	1,061,414
	Sacyr SA	102,127	248,318
*	Talgo SA	9,082	46,476
*	Tubacex SA	30,279	53,864
	Unicaja Banco SA	141,426	130,045
*	Vocento SA	20,755	28,083
TOTAL SPAIN			10,703,874
SWEDEN — (2.4%)
	AcadeMedia AB	24,057	232,920
	Adapteo Oyj	5,488	105,382
	AFRY AB	23,184	790,075

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Alimak Group AB	10,032	$174,637
	Ambea AB	11,691	85,891
*	Annehem Fastigheter AB, Class B	11,051	45,646
*	AQ Group AB	2,256	83,035
*	Arise AB	3,697	18,008
	Arjo AB, Class B	69,470	877,530
*	Attendo AB	28,387	138,932
*	Balco Group AB	1,235	16,206
	Beijer Alma AB	8,544	208,387
*	Beijer Electronics Group AB	6,362	37,332
	Bergman & Beving AB	7,540	147,494
	Besqab AB	759	15,762
	Betsson AB, Class B	31,487	253,410
*	BHG Group AB	8,898	137,245
	Bilia AB, Class A	11,022	236,498
	BillerudKorsnas AB	41,832	904,922
	Bonava AB, Class B	22,208	237,527
	Boule Diagnostics AB	1,489	10,366
	Bravida Holding AB	33,779	522,646
	Bufab AB	7,561	292,610
	Bulten AB	4,289	45,769
	Byggmax Group AB	21,543	182,194
*	Catena Media P.L.C.	11,181	78,275
*	Cavotec SA	4,372	13,443
*	Clas Ohlson AB, Class B	6,520	66,879
	Cloetta AB, Class B	55,382	179,739
*	Collector AB	2,979	12,420
	Coor Service Management Holding AB	14,641	134,795
	Dometic Group AB	40,755	691,750
*	Doro AB	6,752	46,519
*	Duni AB	9,087	119,550
	Dustin Group AB	10,006	116,129
	Eastnine AB	4,151	71,673
	Elanders AB, Class B	3,507	69,175
*	Electrolux Professional AB, Class B	28,797	214,058
*	Eltel AB	7,336	19,603
*	Enea AB	4,344	119,832
	Fagerhult AB	8,732	80,381
	Ferronordic AB	1,830	49,231
	FormPipe Software AB	3,001	12,343
	GHP Specialty Care AB	9,374	32,286
	Granges AB	26,611	351,718
*	Haldex AB	8,793	54,067
	Hexpol AB	39,738	541,031
*	Hoist Finance AB	15,737	60,919
*	Humana AB	6,537	50,105
*	IAR Systems Group AB	1,899	30,735
#*	International Petroleum Corp.	15,048	72,972
	Intrum AB	18,819	583,110
	Inwido AB	19,046	352,959
	JM AB	12,821	452,422
	Karnov Group AB	11,972	71,634
*	Karo Pharma AB	3,660	23,254
	KNOW IT AB	4,542	159,291
	LeoVegas AB	11,221	48,274
	Lindab International AB	26,759	780,967
	Loomis AB, Class B	12,861	431,229
*	Mekonomen AB	9,385	150,109
	Midsona AB, Class B	5,226	43,572

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Millicom International Cellular SA	21,335	$851,379
*	Modern Times Group MTG AB, Class B	17,404	247,249
	Momentum Group AB, Class B	1,299	28,927
	Munters Group AB	17,727	162,484
	NCC AB, Class B	10,188	181,036
*	Nederman Holding AB	3,960	97,413
*	Nelly Group AB	2,292	9,076
*	Net Insight AB, Class B	42,520	17,569
*	New Wave Group AB, Class B	15,102	241,978
	Nobia AB	29,370	240,738
	Nobina AB	17,133	157,980
*	Nordic Entertainment Group AB, Class B	3,992	213,177
	Nordic Waterproofing Holding AB	5,586	134,572
	Peab AB, Class B	55,257	644,381
	Prevas AB, Class B	2,336	25,133
	Pricer AB, Class B	39,134	142,201
	Proact IT Group AB	4,974	46,577
	Probi AB	502	29,607
*	Qliro AB	2,292	9,539
	Ratos AB, Class B	51,449	364,690
*	RaySearch Laboratories AB	4,305	42,355
*	Rejlers AB	1,755	31,682
	Resurs Holding AB	29,019	139,967
*	Rottneros AB	28,710	33,775
	Saab AB, Class B	14,553	441,579
	Scandi Standard AB	10,318	68,567
	Securitas AB, Class B	5,258	92,717
	Semcon AB	4,616	69,472
*	SkiStar AB	8,179	152,828
*	SSAB AB, Class A	45,998	262,684
*	SSAB AB, Class B	113,324	579,294
*	Systemair AB	4,580	180,579
	Tethys Oil AB	5,612	37,344
	VBG Group AB, Class B	2,173	46,199
TOTAL SWEDEN			18,211,621
SWITZERLAND — (3.9%)
	Adecco Group AG	28,434	1,702,803
	Allreal Holding AG	4,110	849,962
	Arbonia AG	16,275	308,995
*	Aryzta AG	218,303	290,596
*	Autoneum Holding AG	778	149,389
	Baloise Holding AG	14,424	2,274,239
	Banque Cantonale de Geneve	566	104,337
	Banque Cantonale Vaudoise	5,570	497,245
	Bell Food Group AG	577	177,507
	Bellevue Group AG	2,218	104,313
	Berner Kantonalbank AG	1,189	272,342
*	Bobst Group SA	2,190	188,076
	Bucher Industries AG	1,390	773,561
	Bystronic AG	274	377,018
	Calida Holding AG	1,393	66,103
	Carlo Gavazzi Holding AG	128	36,807
	Cembra Money Bank AG	6,173	641,282
	Cicor Technologies, Ltd.	570	40,141
	Cie Financiere Tradition SA	441	55,977
	Clariant AG	32,895	684,331
	DKSH Holding AG	7,394	625,063
*	Dufry AG	4,332	229,196

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	EDAG Engineering Group AG	1,985	$26,368
	EFG International AG	28,128	228,510
	Energiedienst Holding AG	4,333	183,937
*	Evolva Holding SA	156,763	31,480
*	Feintool International Holding AG	614	43,776
*	Flughafen Zurich AG	3,397	545,855
	Galenica AG	3,478	264,025
*	GAM Holding AG	35,013	75,746
	Georg Fischer AG	497	804,374
	Helvetia Holding AG	8,062	876,856
*	HOCHDORF Holding AG	202	12,023
	Huber & Suhner AG	3,696	314,337
	Hypothekarbank Lenzburg AG	16	75,896
*	Implenia AG	3,786	100,512
*	Ina Invest Holding AG	757	15,474
	Investis Holding SA	680	77,219
	Julius Baer Group, Ltd.	22,070	1,456,663
*	Jungfraubahn Holding AG	1,182	188,945
	Kudelski SA	7,542	34,114
	Landis+Gyr Group AG	4,988	394,789
	Liechtensteinische Landesbank AG	3,350	197,715
	Luzerner Kantonalbank AG	830	384,167
*	Meier Tobler Group AG	1,437	29,973
	Metall Zug AG	45	109,304
*	Mikron Holding AG	1,680	12,606
	Mobimo Holding AG	1,804	618,889
	OC Oerlikon Corp. AG	50,529	571,963
*	Orascom Development Holding AG	3,061	39,864
	Orell Fuessli AG	25	2,744
	Phoenix Mecano AG	158	80,964
	Plazza AG, Class A	84	30,874
*	Rieter Holding AG	647	152,143
	Schaffner Holding AG	95	30,282
	Schweiter Technologies AG	289	452,407
	Siegfried Holding AG	328	331,897
	St Galler Kantonalbank AG	771	358,551
	Sulzer AG	4,068	596,932
	Swatch Group AG (The)	1,063	354,599
	Swatch Group AG (The)	2,865	186,064
	Swiss Life Holding AG	7,900	4,074,842
	Swiss Prime Site AG	15,544	1,655,170
*	Swiss Steel Holding AG	118,904	58,961
*	TX Group AG	831	83,017
*	u-blox Holding AG	1,706	134,600
	Valiant Holding AG	4,593	477,679
*	Valora Holding AG	1,137	257,404
	Vaudoise Assurances Holding SA	306	155,295
	Vetropack Holding AG	3,307	218,563
*	Von Roll Holding AG	8,880	8,821
	Vontobel Holding AG	6,793	598,957
	VP Bank AG, Class A	1,034	123,017
*	V-ZUG Holding AG	450	68,689
	Walliser Kantonalbank	1,138	130,094
	Zehnder Group AG	2,702	287,018
	Zug Estates Holding AG, Class B	72	154,588
	Zuger Kantonalbank AG	29	223,607
TOTAL SWITZERLAND			29,452,442

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (5.4%)
	Aaeon Technology, Inc.	10,000	$23,995
	ABC Taiwan Electronics Corp.	20,000	21,877
	AcBel Polytech, Inc.	69,000	66,749
#	Acer, Inc.	539,000	526,179
	ACES Electronic Co., Ltd.	18,000	35,641
*	Acon Holding, Inc.	50,000	16,531
	Acter Group Corp., Ltd.	4,000	27,069
	Actron Technology Corp.	4,000	30,071
	Advanced International Multitech Co., Ltd.	32,000	86,289
	Advancetek Enterprise Co., Ltd.	41,987	28,016
	Aerospace Industrial Development Corp.	80,000	85,322
	Allis Electric Co., Ltd.	61,645	58,624
	Alltek Technology Corp.	33,791	37,071
	Alpha Networks, Inc.	37,000	37,346
*	Ambassador Hotel (The)	48,000	48,478
	Ampire Co., Ltd.	19,000	16,572
	AMPOC Far-East Co., Ltd.	23,000	32,046
	Anji Technology Co., Ltd.	13,000	20,923
	Apac Opto Electronics, Inc.	8,000	8,256
	Apacer Technology, Inc.	19,000	31,843
	APCB, Inc.	39,000	30,175
	Apex Biotechnology Corp.	14,000	11,993
	Apex International Co., Ltd.	33,760	69,898
	Apex Medical Corp.	16,000	18,720
	Apex Science & Engineering	23,000	9,893
	Arcadyan Technology Corp.	24,000	83,843
	Ardentec Corp.	68,430	145,358
#	Asia Cement Corp.	342,000	634,851
	Asia Optical Co., Inc.	25,000	76,994
*	Asia Pacific Telecom Co., Ltd.	351,033	101,066
	Asia Tech Image, Inc.	13,000	25,883
	Aten International Co., Ltd.	6,000	17,919
#	AU Optronics Corp.	1,141,000	845,752
	Audix Corp.	16,000	31,293
	Avalue Technology, Inc.	6,000	11,702
	AVY Precision Technology, Inc.	17,533	16,714
	Bank of Kaohsiung Co., Ltd.	140,100	56,691
	BenQ Materials Corp.	41,000	60,540
	BES Engineering Corp.	293,000	91,468
	Bin Chuan Enterprise Co., Ltd.	17,000	17,314
	Bright Led Electronics Corp.	16,000	17,380
*	Brighton-Best International Taiwan, Inc.	54,000	78,128
	Browave Corp.	12,000	18,931
*	Cameo Communications, Inc.	38,531	18,044
	Capital Futures Corp.	19,043	27,094
	Capital Securities Corp.	386,440	221,695
	Career Technology MFG. Co., Ltd.	82,528	86,791
	Cathay Real Estate Development Co., Ltd.	113,600	84,960
	Cayman Engley Industrial Co., Ltd.	4,261	13,177
	Celxpert Energy Corp.	21,000	35,547
#	Central Reinsurance Co., Ltd.	37,800	40,740
*	Chain Chon Industrial Co., Ltd.	32,000	29,875
	ChainQui Construction Development Co., Ltd.	31,000	23,432
*	Champion Building Materials Co., Ltd.	77,000	33,027
	Chang Hwa Commercial Bank, Ltd.	781,000	462,830
	CHC Healthcare Group	20,000	25,014
	CHC Resources Corp.	14,000	23,588
	Chen Full International Co., Ltd.	14,000	19,648
	Cheng Loong Corp.	134,000	202,244

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Cheng Mei Materials Technology Corp.	110,000	$51,670
	Cheng Shin Rubber Industry Co., Ltd.	259,000	400,287
	Cheng Uei Precision Industry Co., Ltd.	77,000	111,563
	Chilisin Electronics Corp.	41,488	159,664
*	China Airlines, Ltd.	596,000	368,293
	China Bills Finance Corp.	192,000	116,440
	China Chemical & Pharmaceutical Co., Ltd.	61,000	51,417
	China Development Financial Holding Corp.	2,224,000	1,124,173
	China General Plastics Corp.	61,444	87,409
	China Life Insurance Co., Ltd.	318,000	299,884
	China Metal Products	53,000	62,963
	China Steel Structure Co., Ltd.	14,000	21,883
#	China Wire & Cable Co., Ltd.	26,000	26,870
#	Chinese Maritime Transport, Ltd.	26,710	56,675
	Ching Feng Home Fashions Co., Ltd.	28,000	22,774
	Chin-Poon Industrial Co., Ltd.	72,000	83,243
	Chipbond Technology Corp.	101,000	271,436
	ChipMOS Techinologies, Inc.	78,344	150,141
	Chong Hong Construction Co., Ltd.	40,000	114,830
	Chun YU Works & Co., Ltd.	31,000	36,859
	Chun Yuan Steel Industry Co., Ltd.	104,000	107,045
	Chung Hsin Electric & Machinery Manufacturing Corp.	45,000	81,533
*	Chung Hwa Pulp Corp.	96,015	87,851
	Compal Broadband Networks, Inc.	11,000	11,424
	Compal Electronics, Inc.	811,000	627,331
	Compeq Manufacturing Co., Ltd.	154,000	236,586
	Compucase Enterprise	8,000	12,216
	Concord Securities Co., Ltd.	106,142	61,241
	Concraft Holding Co., Ltd.	6,000	15,269
	Continental Holdings Corp.	102,000	87,445
	Contrel Technology Co., Ltd.	15,000	11,181
	Coremax Corp.	3,727	14,413
	CTCI Corp.	104,000	142,399
	CviLux Corp.	17,000	28,422
	Cyberlink Corp.	8,000	22,286
	CyberPower Systems, Inc.	9,000	25,834
	CyberTAN Technology, Inc.	73,000	51,026
	DA CIN Construction Co., Ltd.	37,000	39,738
	Dafeng TV, Ltd.	12,000	18,865
	Da-Li Development Co., Ltd.	23,159	25,830
	Darfon Electronics Corp.	37,000	62,403
*	Darwin Precisions Corp.	76,000	36,305
	De Licacy Industrial Co., Ltd.	71,000	45,146
	Depo Auto Parts Ind Co., Ltd.	20,000	43,808
	D-Link Corp.	95,000	66,000
*	Dynamic Electronics Co., Ltd.	70,688	55,903
	Dynapack International Technology Corp.	22,000	80,070
	Eastern Media International Corp.	35,000	58,121
*	Edimax Technology Co., Ltd.	60,000	23,799
	Edom Technology Co., Ltd.	21,000	27,716
	Elite Advanced Laser Corp.	19,000	41,612
*	Elitegroup Computer Systems Co., Ltd.	67,000	51,926
	Emerging Display Technologies Corp.	17,000	11,441
*	Ennostar, Inc.	99,400	292,581
	EnTie Commercial Bank Co., Ltd.	110,000	65,368
	Eson Precision Ind. Co., Ltd.	15,000	35,893
	Eva Airways Corp.	482,648	315,350
*	Everest Textile Co., Ltd.	54,440	23,019
	Evergreen International Storage & Transport Corp.	93,000	107,400

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Everlight Chemical Industrial Corp.	81,450	$56,905
	Everlight Electronics Co., Ltd.	90,000	202,320
	Excel Cell Electronic Co., Ltd.	28,000	25,672
	Excelsior Medical Co., Ltd.	23,673	47,416
#	Far Eastern Department Stores, Ltd.	193,000	157,500
	Far Eastern International Bank	454,041	174,744
	Far Eastern New Century Corp.	470,000	498,068
	Faraday Technology Corp.	29,000	117,400
	Farglory F T Z Investment Holding Co., Ltd.	17,000	22,614
	Farglory Land Development Co., Ltd.	67,000	134,288
#*	Federal Corp.	75,480	77,715
	Feedback Technology Corp.	8,400	17,870
	Feng Hsin Steel Co., Ltd.	56,000	163,463
	First Insurance Co., Ltd. (The)	37,000	17,270
	First Steamship Co., Ltd.	134,806	82,074
*	FIT Holding Co., Ltd.	28,000	36,160
*	FIT Hon Teng, Ltd.	116,000	24,991
	FLEXium Interconnect, Inc.	50,000	233,448
	Flytech Technology Co., Ltd.	12,000	28,319
	Forest Water Environment Engineering Co., Ltd.	11,349	16,203
	Formosa Advanced Technologies Co., Ltd.	27,000	40,030
*	Formosa Laboratories, Inc.	21,322	52,093
	Formosa Optical Technology Co., Ltd.	1,000	2,257
	Formosan Union Chemical	58,179	43,413
	Founding Construction & Development Co., Ltd.	24,000	14,610
	Froch Enterprise Co., Ltd.	27,000	42,338
	Fu Chun Shin Machinery Manufacture Co., Ltd.	39,000	21,878
	Fulgent Sun International Holding Co., Ltd.	12,000	39,888
*	Fulltech Fiber Glass Corp.	72,720	51,025
	Fwusow Industry Co., Ltd.	37,000	29,677
	Gamania Digital Entertainment Co., Ltd.	10,000	22,829
	GCS Holdings, Inc.	12,000	20,685
	Gemtek Technology Corp.	73,000	85,953
	General Interface Solution Holding, Ltd.	39,000	163,255
	General Plastic Industrial Co., Ltd.	13,000	11,582
	Genmont Biotech, Inc.	14,000	12,127
	Getac Technology Corp.	46,000	92,533
	Giantplus Technology Co., Ltd.	73,000	34,774
#	Gigabyte Technology Co., Ltd.	73,000	262,288
	Gigasolar Materials Corp.	4,000	32,955
*	Gigastorage Corp.	10,209	9,632
	Ginko International Co., Ltd.	8,400	68,076
	Global Brands Manufacture, Ltd.	72,000	91,773
	Globe Union Industrial Corp.	44,000	27,178
	Gloria Material Technology Corp.	88,880	86,743
	Goldsun Building Materials Co., Ltd.	216,520	176,070
	Grand Fortune Securities Co., Ltd.	33,000	20,642
	Grand Ocean Retail Group, Ltd.	18,000	13,323
	Great China Metal Industry	26,000	26,436
	Greatek Electronics, Inc.	51,000	174,217
	Group Up Industrial Co., Ltd.	5,000	12,337
	GTM Holdings Corp.	21,000	18,834
	HannsTouch Solution, Inc.	85,713	41,423
*	Harvatek Corp.	29,000	30,127
	Hey Song Corp.	61,000	78,349
	Highlight Tech Corp.	7,000	10,611
#	Highwealth Construction Corp.	124,400	218,500
	Hiroca Holdings, Ltd.	13,000	31,022
	Hitron Technology, Inc.	15,204	11,041

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Ho Tung Chemical Corp.	154,577	$62,273
	Hocheng Corp.	56,000	23,179
	Hong Pu Real Estate Development Co., Ltd.	47,000	36,572
	Hong TAI Electric Industrial	39,000	32,817
	Horizon Securities Co., Ltd.	56,000	45,089
	Hotai Finance Co., Ltd.	22,000	67,762
	Hsing TA Cement Co.	21,000	19,096
	Hua Yu Lien Development Co., Ltd.	9,000	13,174
	Huaku Development Co., Ltd.	37,000	112,499
	Huang Hsiang Construction Corp.	29,000	44,840
	Hung Ching Development & Construction Co., Ltd.	33,000	30,902
	Hung Sheng Construction, Ltd.	88,352	65,929
*	Hwa Fong Rubber Industrial Co., Ltd.	72,117	46,986
	IBF Financial Holdings Co., Ltd.	416,109	245,001
	Ichia Technologies, Inc.	84,000	56,803
	Innolux Corp.	1,734,000	1,163,782
	Inpaq Technology Co., Ltd.	17,000	40,926
	Integrated Service Technology, Inc.	12,000	21,802
	International CSRC Investment Holdings Co.	129,310	124,243
	Iron Force Industrial Co., Ltd.	4,000	10,390
	I-Sheng Electric Wire & Cable Co., Ltd.	16,000	25,896
*	I-Sunny Construction & Development Co., Ltd.	5,000	12,978
	Jarllytec Co., Ltd.	6,000	14,870
	Jess-Link Products Co., Ltd.	17,250	22,543
	Jiin Yeeh Ding Enterprise Co., Ltd.	11,000	16,458
	K Laser Technology, Inc.	43,000	34,254
	Kaulin Manufacturing Co., Ltd.	16,000	8,699
	KEE TAI Properties Co., Ltd.	104,000	39,474
	Kenda Rubber Industrial Co., Ltd.	109,200	148,872
	Kenmec Mechanical Engineering Co., Ltd.	28,000	27,001
	Key Ware Electronics Co., Ltd.	18,000	12,530
	Kindom Development Co., Ltd.	73,000	112,604
	King Chou Marine Technology Co., Ltd.	10,200	13,747
	King Yuan Electronics Co., Ltd.	171,000	285,062
	King's Town Bank Co., Ltd.	148,000	213,978
*	King's Town Construction Co., Ltd.	27,000	34,332
	Kinik Co.	11,000	25,460
*	Kinko Optical Co., Ltd.	17,000	20,679
	Kinpo Electronics	263,000	120,862
*	Kung Sing Engineering Corp.	67,660	23,550
	Kuo Toong International Co., Ltd.	40,551	35,439
	Kuo Yang Construction Co., Ltd.	30,183	31,853
	Kwong Lung Enterprise Co., Ltd.	12,000	18,832
	L&K Engineering Co., Ltd.	41,000	45,844
	Lanner Electronics, Inc.	13,000	27,326
	Laser Tek Taiwan Co., Ltd.	9,000	10,841
*	Lealea Enterprise Co., Ltd.	153,000	64,700
#	LEE CHI Enterprises Co., Ltd.	53,000	60,548
	Lelon Electronics Corp.	11,508	29,813
	Leo Systems, Inc.	13,000	11,256
	Li Cheng Enterprise Co., Ltd.	20,367	16,309
*	Li Peng Enterprise Co., Ltd.	113,000	46,095
*	Lingsen Precision Industries, Ltd.	91,000	87,353
	Lite-On Technology Corp.	109,000	250,529
	Long Da Construction & Development Corp.	27,000	21,479
#	Longchen Paper & Packaging Co., Ltd.	142,031	144,129
	Longwell Co.	18,000	44,838
	Lucky Cement Corp.	46,000	21,119
	Lumax International Corp., Ltd.	15,000	36,823

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lung Yen Life Service Corp.	28,000	$48,515
	Macroblock, Inc.	6,000	33,642
	Macronix International Co., Ltd.	269,000	402,010
	Mayer Steel Pipe Corp.	27,000	34,485
	Meiloon Industrial Co.	17,000	20,351
	Mercuries & Associates Holding, Ltd.	57,700	48,026
*	Mercuries Life Insurance Co., Ltd.	249,835	82,594
	Merry Electronics Co., Ltd.	33,000	131,523
	Mildef Crete, Inc.	10,000	22,489
*	MIN AIK Technology Co., Ltd.	44,000	38,465
	Mirle Automation Corp.	31,000	49,623
	MOSA Industrial Corp.	15,000	26,394
	MPI Corp.	14,000	78,216
	Namchow Holdings Co., Ltd.	22,000	39,761
	Nan Pao Resins Chemical Co., Ltd.	5,000	26,845
	Nang Kuang Pharmaceutical Co., Ltd.	9,000	12,281
	Netronix, Inc.	9,000	20,164
	New Best Wire Industrial Co., Ltd.	10,000	15,660
*	Newmax Technology Co., Ltd.	16,000	24,839
	Nexcom International Co., Ltd.	12,000	9,877
*	Nien Hsing Textile Co., Ltd.	17,000	14,115
#	Niko Semiconductor Co., Ltd.	16,000	47,429
	Nuvoton Technology Corp.	12,645	61,440
	O-Bank Co., Ltd.	151,375	38,013
*	Ocean Plastics Co., Ltd.	35,000	45,426
	OK Biotech Co., Ltd.	17,000	14,423
	OptoTech Corp.	71,551	82,018
	Orient Europharma Co., Ltd.	7,000	10,394
	Orient Semiconductor Electronics, Ltd.	90,880	88,275
*	Oriental Union Chemical Corp.	75,000	60,269
	Pacific Construction Co.	25,000	8,837
	Pacific Hospital Supply Co., Ltd.	9,000	22,853
	Pan German Universal Motors, Ltd.	2,000	16,123
	Pan-International Industrial Corp.	83,000	124,915
	Pegatron Corp.	345,000	831,725
*	Pharmally International Holding Co., Ltd.	5,000	1,897
	Phison Electronics Corp.	15,000	256,347
	Plastron Precision Co., Ltd.	22,000	10,319
	Plotech Co., Ltd.	26,000	25,004
	Powertech Technology, Inc.	104,000	412,123
#	President Securities Corp.	173,513	167,980
	Primax Electronics, Ltd.	36,000	79,385
	Prince Housing & Development Corp.	252,000	107,836
	Promate Electronic Co., Ltd.	21,000	31,756
	Prosperity Dielectrics Co., Ltd.	17,000	41,375
	Qisda Corp.	272,000	288,147
	QST International Corp.	9,000	20,660
	Qualipoly Chemical Corp.	18,900	23,839
	Quang Viet Enterprise Co., Ltd.	10,000	41,515
	Quanta Storage, Inc.	41,000	55,642
*	Quintain Steel Co., Ltd.	64,789	66,864
	Radiant Opto-Electronics Corp.	56,000	211,741
	Radium Life Tech Co., Ltd.	148,760	59,716
	Rechi Precision Co., Ltd.	44,000	31,833
	Rich Development Co., Ltd.	92,000	30,942
*	Ritek Corp.	130,724	44,702
*	Roo Hsing Co., Ltd.	134,000	42,454
	Ruentex Development Co., Ltd.	156,000	348,842
	Sampo Corp.	58,800	63,712

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	San Fang Chemical Industry Co., Ltd.	33,000	$27,707
	San Far Property, Ltd.	42,068	23,022
	Sanyang Motor Co., Ltd.	85,000	87,570
	SCI Pharmtech, Inc.	11,000	35,434
	ScinoPharm Taiwan, Ltd.	44,000	40,644
	Senao International Co., Ltd.	22,000	25,106
	Senao Networks, Inc.	4,000	14,119
	Sercomm Corp.	37,000	86,125
#	Sesoda Corp.	32,505	39,473
	Shanghai Commercial & Savings Bank, Ltd. (The)	340,000	508,593
	Shan-Loong Transportation Co., Ltd.	28,000	35,735
*	Sharehope Medicine Co., Ltd.	10,000	10,734
	Shih Her Technologies, Inc.	10,000	20,605
	Shihlin Electric & Engineering Corp.	40,000	76,565
	Shin Kong Financial Holding Co., Ltd.	2,060,138	676,369
	Shin Ruenn Development Co., Ltd.	11,000	11,357
	Shin Zu Shing Co., Ltd.	25,000	95,913
*	Shining Building Business Co., Ltd.	102,444	43,317
	Shinkong Insurance Co., Ltd.	36,000	53,601
	ShunSin Technology Holding, Ltd.	6,000	22,951
*	Shuttle, Inc.	85,000	36,005
	Sigurd Microelectronics Corp.	66,046	151,979
	Simplo Technology Co., Ltd.	11,000	145,515
	Sincere Navigation Corp.	62,830	86,488
	Sinher Technology, Inc.	6,000	9,715
	Sinon Corp.	72,000	59,276
	SinoPac Financial Holdings Co., Ltd.	1,642,000	826,628
#*	Sinphar Pharmaceutical Co., Ltd.	34,000	35,753
	Sinyi Realty, Inc.	33,000	35,724
	Siward Crystal Technology Co., Ltd.	49,000	65,857
	Southeast Cement Co., Ltd.	19,000	12,255
	Standard Chemical & Pharmaceutical Co., Ltd.	25,000	34,145
	Sunko INK Co., Ltd.	30,600	10,943
	Sunrex Technology Corp.	32,685	64,850
	Sunspring Metal Corp.	32,000	35,405
	Supreme Electronics Co., Ltd.	57,765	91,749
	Sweeten Real Estate Development Co., Ltd.	42,768	38,259
	Syncmold Enterprise Corp.	13,000	38,232
	Synmosa Biopharma Corp.	39,000	35,290
	Sysage Technology Co., Ltd.	15,000	21,453
	Systex Corp.	32,000	100,303
	T3EX Global Holdings Corp.	10,181	66,950
	TA Chen Stainless Pipe	192,697	360,238
	Ta Ya Electric Wire & Cable	112,320	109,802
#	TA-I Technology Co., Ltd.	19,000	46,632
*	Tai Tung Communication Co., Ltd.	17,000	10,538
	Taichung Commercial Bank Co., Ltd.	547,649	233,222
	Taiflex Scientific Co., Ltd.	36,460	72,705
	Tainan Enterprises Co., Ltd.	18,000	11,599
	Tainan Spinning Co., Ltd.	234,000	203,374
	Taishin Financial Holding Co., Ltd.	1,740,430	1,056,122
	Taisun Enterprise Co., Ltd.	24,000	24,935
#	Taita Chemical Co., Ltd.	65,137	100,837
#	Taiwan Business Bank	1,066,163	361,811
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	12,360	21,616
	Taiwan Cogeneration Corp.	60,000	82,323
	Taiwan Fertilizer Co., Ltd.	134,000	287,199
	Taiwan Fire & Marine Insurance Co., Ltd.	48,000	33,672
	Taiwan FU Hsing Industrial Co., Ltd.	24,000	36,883

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co., Ltd.	49,000	$137,047
*	Taiwan Land Development Corp.	129,466	29,372
	Taiwan Line Tek Electronic	10,000	10,417
	Taiwan Navigation Co., Ltd.	35,000	55,835
	Taiwan PCB Techvest Co., Ltd.	48,000	79,890
	Taiwan Sanyo Electric Co., Ltd.	27,000	32,975
	Taiwan Shin Kong Security Co., Ltd.	37,000	52,343
	Taiwan Styrene Monomer	85,000	59,517
*	Taiwan TEA Corp.	133,000	98,309
	Taiyen Biotech Co., Ltd.	28,000	32,140
*	Tatung Co., Ltd.	190,000	177,769
*	TBI Motion Technology Co., Ltd.	12,000	23,315
	Te Chang Construction Co., Ltd.	10,000	10,276
	Teco Electric and Machinery Co., Ltd.	391,000	435,148
	Test-Rite International Co., Ltd.	44,000	39,647
#*	Tex-Ray Industrial Co., Ltd.	25,000	13,308
	Thinking Electronic Industrial Co., Ltd.	7,000	55,429
	Thye Ming Industrial Co., Ltd.	25,000	37,282
*	Ton Yi Industrial Corp.	170,000	90,607
	Tong Yang Industry Co., Ltd.	71,000	92,743
*	Tong-Tai Machine & Tool Co., Ltd.	27,000	17,172
	Top Union Electronics Corp.	17,000	13,705
	Topco Technologies Corp.	8,999	24,595
	Topoint Technology Co., Ltd.	28,800	48,130
	Toung Loong Textile Manufacturing	27,000	40,163
	TPK Holding Co., Ltd.	74,000	113,850
	Transcend Information, Inc.	25,000	62,722
	Tripod Technology Corp.	65,000	279,500
	Tsann Kuen Enterprise Co., Ltd.	20,000	26,461
	TSRC Corp.	98,000	106,558
	TST Group Holding, Ltd.	4,000	21,386
	Tung Ho Steel Enterprise Corp.	157,000	262,759
	Tung Ho Textile Co., Ltd.	29,000	15,993
	TYC Brother Industrial Co., Ltd.	42,000	32,753
	Tyntek Corp.	63,000	58,785
	UDE Corp.	10,000	10,117
	U-Ming Marine Transport Corp.	36,000	80,830
*	Union Bank Of Taiwan	275,943	119,394
	Unitech Computer Co., Ltd.	20,000	21,203
	Unitech Printed Circuit Board Corp.	101,000	75,467
	United Orthopedic Corp.	10,000	12,214
	United Radiant Technology	31,000	21,453
	Unity Opto Technology Co., Ltd.	91,000	2,514
	Universal Cement Corp.	76,277	62,591
*	Unizyx Holding Corp.	64,000	62,697
	UPC Technology Corp.	175,664	167,307
	USI Corp.	180,091	211,718
*	Usun Technology Co., Ltd.	8,000	10,718
	Utechzone Co., Ltd.	11,000	23,559
	Ve Wong Corp.	16,000	19,327
	Wah Hong Industrial Corp.	15,000	18,595
	Wah Lee Industrial Corp.	34,000	108,193
	Walsin Lihwa Corp.	517,000	529,464
*	We & Win Development Co., Ltd.	49,000	17,464
	Wei Chuan Foods Corp.	51,000	39,175
	Weikeng Industrial Co., Ltd.	71,661	61,636
	Well Shin Technology Co., Ltd.	18,000	32,742
	Winbond Electronics Corp.	540,363	666,508
	Wisdom Marine Lines Co., Ltd.	32,756	91,676

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Wistron Corp.	505,841	$503,019
	Wistron NeWeb Corp.	45,040	119,903
	Wonderful Hi-Tech Co., Ltd.	7,000	6,419
	WPG Holdings, Ltd.	235,000	459,404
	WT Microelectronics Co., Ltd.	59,207	131,801
	XAC Automation Corp.	19,000	19,650
	Xxentria Technology Materials Corp.	26,000	67,107
#	YC INOX Co., Ltd.	53,396	83,069
	Yea Shin International Development Co., Ltd.	29,632	22,008
#	Yem Chio Co., Ltd.	87,176	53,402
	Yeong Guan Energy Technology Group Co., Ltd.	18,766	47,654
	YFC-Boneagle Electric Co., Ltd.	15,000	13,178
	YFY, Inc.	280,000	399,080
	Yi Jinn Industrial Co., Ltd.	34,200	22,072
	Youngtek Electronics Corp.	24,000	78,649
	Yuanta Futures Co., Ltd.	11,280	19,872
	Yulon Finance Corp.	20,400	120,503
*	Yulon Motor Co., Ltd.	105,000	150,310
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	13,000	35,581
	Yungshin Construction & Development Co., Ltd.	12,000	22,136
	YungShin Global Holding Corp.	29,000	45,896
	Zeng Hsing Industrial Co., Ltd.	9,000	52,501
	Zenitron Corp.	27,000	27,074
	Zero One Technology Co., Ltd.	22,000	34,334
	Zhen Ding Technology Holding, Ltd.	110,000	412,454
*	Zig Sheng Industrial Co., Ltd.	79,000	59,822
*	Zinwell Corp.	64,000	46,607
	Zippy Technology Corp.	9,000	13,205
	ZongTai Real Estate Development Co., Ltd.	24,300	37,403
TOTAL TAIWAN			41,015,828
THAILAND — (0.7%)
	AAPICO Hitech PCL	39,160	25,020
	Advanced Information Technology PCL, Class F	22,400	14,653
	AJ Plast PCL	46,500	27,022
	Allianz Ayudhya Capital PCL	11,000	11,630
	Amata Corp. PCL	122,800	67,999
*	Ananda Development PCL	334,800	17,826
	AP Thailand PCL	365,700	87,899
	Asia Plus Group Holdings PCL	204,100	21,610
	Asia Sermkij Leasing PCL	19,150	21,995
	Asian Insulators PCL	309,800	18,851
	Bangchak Corp. PCL	166,100	116,739
	Bangkok Insurance PCL	10,000	81,844
	Bangkok Land PCL	2,507,300	79,337
	Bangkok Life Assurance PCL	72,200	56,016
	Banpu PCL	660,400	267,234
	Cal-Comp Electronics Thailand PCL, Class F	463,883	45,446
	CH Karnchang PCL	207,800	115,699
	CIMB Thai Bank PCL	1,716,700	38,651
*	Country Group Development PCL	992,900	16,011
	Dhipaya Insurance PCL	79,000	67,901
	Eastern Water Resources Development and Management PCL, Class F	105,500	31,938
*	Erawan Group PCL (The)	789,480	65,335
*	Esso Thailand PCL	136,300	30,273
	Frasers Property Thailand PCL	25,000	8,443
*	G J Steel PCL	998,200	9,719
	GFPT PCL	144,700	55,912
	Global Green Chemicals PCL, Class F	86,200	27,013

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gunkul Engineering PCL	328,800	$46,418
	Haad Thip PCL	20,200	21,050
	Ichitan Group PCL	73,700	25,338
	IRPC PCL	1,743,200	186,691
*	Italian-Thai Development PCL	923,000	56,165
	KGI Securities Thailand PCL	149,900	29,189
*	Khon Kaen Sugar Industry PCL	362,960	38,209
	Kiatnakin Phatra Bank PCL	24,800	38,482
	Lalin Property PCL	107,600	27,172
	Lam Soon Thailand PCL	56,200	8,720
	Lanna Resources PCL	28,000	15,249
	LH Financial Group PCL	1,023,100	33,307
*	Loxley PCL	479,200	39,365
	LPN Development PCL	296,700	44,053
*	MBK PCL	144,248	55,299
	MC Group PCL	23,500	6,399
	MCS Steel PCL	67,100	29,398
	Millcon Steel PCL	225,621	7,826
*	Minor International PCL	58,070	52,562
	Namyong Terminal PCL	91,000	13,982
*	Nawarat Patanakarn PCL	340,100	9,416
	Noble Development PCL	70,800	14,756
	Origin Property PCL, Class F	149,500	39,345
	PCS Machine Group Holding PCL	86,800	13,733
*	Platinum Group PCL (The), Class F	124,000	10,564
	Polyplex Thailand PCL	85,200	62,991
*	Power Solution Technologies PCL, Class F	161,200	11,280
	Praram 9 Hospital PCL	32,700	10,944
	Prima Marine PCL	82,900	16,773
	Property Perfect PCL	2,370,530	32,456
	Pruksa Holding PCL	177,200	67,931
	Quality Houses PCL	1,493,100	99,941
*	Raimon Land PCL	515,800	13,967
	Rojana Industrial Park PCL	220,300	45,578
*	Samart Corp. PCL	178,900	37,557
	Sansiri PCL	1,500,600	53,418
	SC Asset Corp. PCL	339,100	30,745
	SEAFCO PCL	147,500	19,656
	Sena Development PCL	196,116	22,435
	Siam City Cement PCL	13,900	68,300
	Siam Future Development PCL	196,440	69,330
	Siamgas & Petrochemicals PCL	167,600	55,072
*	Singha Estate PCL	546,200	31,242
	Sino-Thai Engineering & Construction PCL	168,000	62,360
	Somboon Advance Technology PCL	57,400	36,151
	SPCG PCL	112,000	59,293
	Sri Trang Agro-Industry PCL	125,400	144,028
*	Star Petroleum Refining PCL	59,100	15,104
	Supalai PCL	252,825	162,306
	Super Energy Corp. PCL	2,470,900	68,412
	Syntec Construction PCL	380,800	20,855
*	Tata Steel Thailand PCL	749,600	37,403
	Thai Oil PCL	57,100	76,440
	Thai Reinsurance PCL	428,800	17,873
*	Thai Rubber Latex Group PCL	121,400	11,672
	Thai Stanley Electric PCL, Class F	5,700	29,135
	Thai Union Group PCL, Class F	417,800	282,199
	Thai Wah PCL, Class F	75,200	13,385
	Thanachart Capital PCL	101,900	100,761

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thitikorn PCL	41,600	$11,201
	Thoresen Thai Agencies PCL	261,800	125,055
	Tipco Asphalt PCL	92,300	53,076
	TIPCO Foods PCL	84,900	24,927
	Tisco Financial Group PCL	23,100	61,848
	TKS Technologies PCL	42,400	11,933
	TMBThanachart Bank PCL	3,818,596	112,696
	TPI Polene PCL	1,534,100	77,948
	TPI Polene Power PCL	413,700	55,382
	True Corp. PCL	1,782,200	174,601
*	U City PCL, Class F	545,400	15,100
*	Unique Engineering & Construction PCL	138,400	25,686
	Univanich Palm Oil PCL	46,900	9,275
	Univentures PCL	165,100	19,189
*	Vanachai Group PCL	88,600	21,565
	Vinythai PCL	88,700	101,202
	WHA Corp. PCL	1,248,700	116,255
	Workpoint Entertainment PCL	70,000	40,891
TOTAL THAILAND			5,235,527
TURKEY — (0.2%)
	Aksa Akrilik Kimya Sanayii A.S.	33,356	64,585
*	Aksa Enerji Uretim A.S., Class B	24,121	36,468
	Alarko Holding A.S.	33,735	37,789
*	Albaraka Turk Katilim Bankasi A.S.	224,420	40,001
	Anadolu Anonim Turk Sigorta Sirketi	39,175	30,431
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	29,212	77,030
	Aygaz A.S.	20,460	35,241
*	Bera Holding A.S.	122,261	160,535
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	9,716	29,586
*	Cimsa Cimento Sanayi VE Ticaret A.S.	16,339	46,552
	Coca-Cola Icecek A.S.	10,349	104,081
*	Global Yatirim Holding A.S.	23,941	8,732
*	GSD Holding A.S.	62,912	13,628
*	Is Finansal Kiralama A.S.	43,783	15,022
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	50,203	42,541
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	170,857	159,174
*	Kordsa Teknik Tekstil A.S.	15,368	42,632
*	Koza Altin Isletmeleri A.S.	3,703	45,833
*	Petkim Petrokimya Holding A.S.	146,264	98,518
*	Sekerbank Turk A.S.	212,367	26,164
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	24,464	24,431
*	TAV Havalimanlari Holding A.S.	25,233	67,532
	Tekfen Holding A.S.	28,128	47,468
*	Turk Hava Yollari AO	38,874	58,676
*	Turkiye Halk Bankasi A.S.	124,433	67,826
	Turkiye Sinai Kalkinma Bankasi A.S.	219,671	32,685
	Turkiye Sise ve Cam Fabrikalari A.S.	33,888	30,525
*	Turkiye Vakiflar Bankasi TAO, Class D	79,454	32,640
	Ulker Biskuvi Sanayi A.S.	13,919	32,949
	Vestel Elektronik Sanayi ve Ticaret A.S.	13,751	48,821
*	Zorlu Enerji Elektrik Uretim A.S.	78,322	16,503
TOTAL TURKEY			1,574,599
UNITED ARAB EMIRATES — (0.2%)
*	Ajman Bank PJSC	54,612	11,158
	Aldar Properties PJSC	213,657	230,603
*	DAMAC Properties Dubai Co. PJSC	198,981	66,443

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dana Gas PJSC	100,173	$24,028
*	Deyaar Development PJSC	556,563	43,907
*	Dubai Financial Market PJSC	180,869	53,933
	Dubai Investments PJSC	396,632	183,635
*	Emaar Development PJSC	32,034	32,673
	Emaar Properties PJSC	576,818	623,509
*	Eshraq Investments PJSC	368,245	35,108
	Islamic Arab Insurance Co.	20,149	4,495
*	Lamprell P.L.C.	66,081	38,057
*	Manazel Real Estate PJSC	339,566	35,838
*	RAK Properties PJSC	230,019	43,587
	Ras Al Khaimah Ceramics	90,280	56,184
*	Shelf Drilling, Ltd.	17,494	9,401
	SHUAA Capital PSC	184,558	38,535
*	Union Properties PJSC	502,430	33,691
TOTAL UNITED ARAB EMIRATES			1,564,785
UNITED KINGDOM — (9.9%)
*	A.G. Barr P.L.C.	17,571	140,365
	Aberdeen P.L.C.	360,501	1,422,153
*	Accsys Technologies P.L.C.	9,849	22,833
	Advanced Medical Solutions Group P.L.C.	41,877	163,286
	Aggreko P.L.C.	66,641	804,587
	Airtel Africa P.L.C.	40,002	49,442
	Alliance Pharma P.L.C.	88,974	128,627
*	Allied Minds P.L.C.	19,783	5,497
	Anglo-Eastern Plantations P.L.C.	6,082	52,065
*	Arrow Global Group P.L.C.	27,905	118,280
	Ashmore Group P.L.C.	11,780	62,210
*	Babcock International Group P.L.C.	122,206	434,337
	Bakkavor Group P.L.C.	26,960	47,293
	Balfour Beatty P.L.C.	170,959	719,955
*	Bank of Georgia Group P.L.C.	10,623	221,461
	Barratt Developments P.L.C.	163,164	1,594,546
*	Beazley P.L.C.	112,401	611,867
	Begbies Traynor Group P.L.C.	12,789	24,684
	Bellway P.L.C.	38,125	1,740,686
	Berkeley Group Holdings P.L.C.	14,539	978,881
*	Biffa P.L.C.	65,515	325,431
	Bloomsbury Publishing P.L.C.	20,008	100,345
	Bodycote P.L.C.	49,089	615,612
	Braemar Shipping Services P.L.C.	4,667	18,820
	Brewin Dolphin Holdings P.L.C.	61,403	306,054
	Brooks Macdonald Group P.L.C.	342	11,572
	Burford Capital, Ltd.	29,413	321,634
*	Bytes Technology Group P.L.C.	4,002	25,760
	Cairn Energy P.L.C.	116,553	206,661
*	Card Factory P.L.C.	60,215	49,910
	CareTech Holdings P.L.C.	18,706	165,124
	Carr's Group P.L.C.	11,580	25,390
	Castings P.L.C.	4,281	23,435
	Centamin P.L.C.	316,269	470,730
	Centaur Media P.L.C.	16,082	10,725
	Central Asia Metals P.L.C.	35,248	119,983
*	Centrica P.L.C.	1,029,935	649,918
	Chemring Group P.L.C.	75,743	323,387
	Chesnara P.L.C.	36,124	137,047
*	Cineworld Group P.L.C.	212,569	187,505
	Clarkson P.L.C.	7,758	347,767

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Clinigen Group P.L.C.	18,024	$150,246
	Close Brothers Group P.L.C.	43,721	937,158
	CMC Markets P.L.C.	6,418	40,005
	CNH Industrial NV	130	2,173
	ConvaTec Group P.L.C.	197,137	649,130
*	Costain Group P.L.C.	15,318	11,884
*	Countryside Properties P.L.C.	95,976	701,384
	Cranswick P.L.C.	6,207	348,756
*	Crest Nicholson Holdings P.L.C.	77,112	444,129
	Daily Mail & General Trust P.L.C., Class A	40,319	613,157
*	DFS Furniture P.L.C.	45,704	168,509
*	Dialight P.L.C.	7,087	30,967
*	Dialog Semiconductor P.L.C.	15,357	1,181,130
	Direct Line Insurance Group P.L.C.	228,546	944,747
	DiscoverIE Group P.L.C.	17,330	250,045
	Diversified Energy Co., P.L.C.	155,630	227,811
*	Dixons Carphone P.L.C.	257,107	461,181
	Drax Group P.L.C.	112,465	628,802
	DS Smith P.L.C.	296,262	1,740,358
*	Elementis P.L.C.	143,884	284,849
*	EnQuest P.L.C.	330,096	111,218
	Epwin Group P.L.C.	14,280	22,433
*	Equiniti Group P.L.C.	104,888	260,901
*	Esken, Ltd.	45,051	11,197
	ESKEN, Ltd.	5,631	305
	Essentra P.L.C.	63,219	249,081
	Euromoney Institutional Investor P.L.C.	23,394	330,622
	Ferrexpo P.L.C.	92,224	616,436
	Fintel PLC	1,018	3,269
*	Firstgroup P.L.C.	344,809	395,578
*	Flowtech Fluidpower P.L.C.	7,489	13,131
	Forterra P.L.C.	43,687	183,239
*	Foxtons Group P.L.C.	71,351	54,166
*	Frasers Group P.L.C.	49,289	412,979
*	Fuller Smith & Turner P.L.C., Class A	7,754	90,762
	Galliford Try Holdings P.L.C.	37,963	83,912
	Gamesys Group P.L.C.	3,963	101,473
	Gem Diamonds, Ltd.	32,180	27,725
	Genel Energy P.L.C.	28,175	56,293
	Genuit Group P.L.C.	33,632	298,567
*	Georgia Capital P.L.C.	10,678	93,389
*	Go-Ahead Group P.L.C. (The)	9,802	140,198
	Gooch & Housego P.L.C.	2,050	38,728
	Goodwin P.L.C.	314	13,036
	Grafton Group P.L.C.	68,236	1,217,370
	Grainger P.L.C.	147,691	621,140
	Gulf Keystone Petroleum, Ltd.	67,566	154,349
*	Gym Group P.L.C. (The)	30,009	114,787
	H&T Group P.L.C.	10,598	38,618
*	Halfords Group P.L.C.	59,725	295,188
*	Harbour Energy P.L.C.	9,967	45,269
	Hargreaves Services P.L.C.	7,040	51,332
	Harworth Group P.L.C.	18,658	40,660
*	Hays P.L.C.	191,869	394,420
	Headlam Group P.L.C.	22,372	164,397
	Helical P.L.C.	28,689	181,158
	Henry Boot P.L.C.	19,676	74,725
*	Hiscox, Ltd.	45,636	554,169
	Hochschild Mining P.L.C.	65,061	139,387

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Hostelworld Group P.L.C.	20,713	$28,261
*	HSS Hire Group P.L.C.	29,170	7,539
	Hunting P.L.C.	36,382	106,091
*	Hyve Group P.L.C.	54,570	99,776
	Ibstock P.L.C.	95,414	283,507
	Inchcape P.L.C.	93,532	1,104,776
*	Informa P.L.C.	152,893	1,050,576
*	International Personal Finance P.L.C.	55,207	114,598
	Investec P.L.C.	201,254	764,587
	iomart Group P.L.C.	23,351	84,446
*	IQE P.L.C.	155,596	102,853
	J Sainsbury P.L.C.	413,448	1,628,087
	James Fisher & Sons P.L.C.	9,880	126,853
	John Laing Group P.L.C.	85,324	475,165
*	John Menzies P.L.C.	6,811	30,157
*	John Wood Group P.L.C.	173,764	526,362
*	Johnson Service Group P.L.C.	96,769	209,435
*	Joules Group P.L.C.	8,474	31,795
	Jupiter Fund Management P.L.C.	97,051	364,742
*	Just Group P.L.C.	235,678	326,653
	Keller Group P.L.C.	20,765	254,186
*	Kier Group P.L.C.	62,148	108,923
*	Kin & Carta P.L.C.	11,522	38,449
	Kingfisher P.L.C.	9,787	50,270
	Lancashire Holdings, Ltd.	42,269	374,073
*	Lookers P.L.C.	89,330	83,292
*	LSL Property Services P.L.C.	23,302	136,365
	Macfarlane Group P.L.C.	36,009	56,009
	Man Group P.L.C.	421,779	1,158,211
*	Marks & Spencer Group P.L.C.	358,579	675,036
*	Marston's P.L.C.	187,638	218,554
	McBride P.L.C.	28,788	33,678
*	Mears Group P.L.C.	31,020	81,914
*	Mediclinic International P.L.C.	91,030	352,371
*	Meggitt P.L.C.	160,054	1,043,114
	Melrose Industries P.L.C.	913,816	2,030,747
*	Metro Bank P.L.C.	8,823	11,781
	Micro Focus International P.L.C.	72,707	405,101
*	Mitchells & Butlers P.L.C.	84,901	329,068
*	Mitie Group P.L.C.	314,515	277,051
	MJ Gleeson P.L.C.	11,285	129,529
	Morgan Sindall Group P.L.C.	9,270	301,632
	Morses Club P.L.C.	13,146	14,995
	MP Evans Group P.L.C.	2,814	27,809
*	N Brown Group P.L.C.	41,484	28,881
*	National Express Group P.L.C.	118,847	449,129
	NCC Group P.L.C.	55,476	242,561
	Norcros P.L.C.	16,487	67,821
	Numis Corp. P.L.C.	16,881	83,939
	OSB Group P.L.C.	73,441	493,812
	Pan African Resources P.L.C.	335,556	80,920
	Paragon Banking Group P.L.C.	66,758	512,503
	Pearson P.L.C.	59,614	718,376
	Pearson P.L.C., Sponsored ADR	119,471	1,452,767
*	Pendragon P.L.C.	413,098	103,395
*	Petrofac, Ltd.	58,292	83,638
*	Petropavlovsk P.L.C.	772,464	230,099
	Pets at Home Group P.L.C.	141,097	916,683
*	Pharos Energy P.L.C.	29,155	9,619

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Phoenix Group Holdings P.L.C.	137,472	$1,295,513
*	Photo-Me International P.L.C.	47,556	49,534
*	Playtech P.L.C.	62,660	322,130
	Porvair P.L.C.	3,667	31,590
*	PPHE Hotel Group, Ltd.	860	18,483
	Premier Foods P.L.C.	195,519	302,478
*	Provident Financial P.L.C.	65,571	258,117
	PZ Cussons P.L.C.	68,877	240,348
	QinetiQ Group P.L.C.	155,098	709,092
*	Rank Group P.L.C.	47,930	109,563
	Reach P.L.C.	91,064	486,784
	Redcentric P.L.C.	20,006	37,865
	Redde Northgate P.L.C.	56,891	334,458
	Redrow P.L.C.	73,870	659,995
*	Renewi P.L.C.	17,275	123,840
*	Restaurant Group P.L.C. (The)	147,129	234,693
	Ricardo P.L.C.	16,358	86,107
	River & Mercantile Group P.L.C.	3,528	10,185
	Robert Walters P.L.C.	4,774	44,360
*	Rockhopper Exploration P.L.C.	89,812	12,108
	Royal Mail P.L.C.	180,633	1,265,582
*	RPS Group P.L.C.	71,599	108,475
	RWS Holdings P.L.C.	24,988	196,665
	S&U P.L.C.	1,466	54,985
	Sabre Insurance Group P.L.C.	38,764	124,923
*	Saga P.L.C.	24,586	120,977
	Savills P.L.C.	22,452	358,587
	ScS Group P.L.C.	5,486	22,233
*	Senior P.L.C.	107,291	241,408
	Serco Group P.L.C.	145,712	286,461
	Serica Energy P.L.C.	36,454	79,206
	Severfield P.L.C.	72,549	79,750
*	SIG P.L.C.	35,639	22,566
	Smart Metering Systems P.L.C.	21,009	263,556
	Spectris P.L.C.	18,683	927,356
*	Speedy Hire P.L.C.	122,343	119,011
*	Spire Healthcare Group P.L.C.	59,487	183,409
*	SSP Group P.L.C.	537	1,947
	St. Modwen Properties P.L.C.	55,429	430,211
	Stock Spirits Group P.L.C.	45,455	162,229
*	Studio Retail Group P.L.C.	5,383	21,395
*	Superdry P.L.C.	10,757	56,023
	T Clarke P.L.C.	15,910	30,322
	Tate & Lyle P.L.C.	93,562	959,836
	Taylor Wimpey P.L.C.	556,063	1,271,308
*	TBC Bank Group P.L.C.	6,463	108,970
*	Ted Baker P.L.C.	35,215	64,152
*	Telit Communications P.L.C.	6,281	19,836
	TI Fluid Systems P.L.C., Class B	16,526	71,176
	TP ICAP Group P.L.C.	241,910	657,711
*	Travis Perkins P.L.C.	58,090	1,373,959
*	Trifast P.L.C.	28,237	55,863
	TT Electronics P.L.C.	44,672	165,779
*	Tungsten Corp. P.L.C.	20,245	10,951
	Tyman P.L.C.	40,253	236,753
*	U & I Group P.L.C.	37,908	48,174
	UDG Healthcare P.L.C.	43,014	644,197
	Ultra Electronics Holdings P.L.C.	6,561	288,905
	Vectura Group P.L.C.	189,631	399,838

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Vertu Motors P.L.C.	66,994	$43,527
	Vesuvius P.L.C.	61,001	452,498
*	Virgin Money UK P.L.C.	194,519	540,091
	Vistry Group P.L.C.	69,728	1,155,622
	Vitec Group P.L.C. (The)	5,645	105,095
	Vivo Energy P.L.C.	70,661	103,071
	Volution Group P.L.C.	37,985	249,563
	Vp P.L.C.	3,920	51,754
	Watkin Jones P.L.C.	34,139	110,337
*	Weir Group P.L.C. (The)	37,809	910,458
*	Wickes Group P.L.C.	65,091	227,349
	Wm Morrison Supermarkets P.L.C.	534,999	1,988,364
*	Xaar P.L.C.	19,705	59,165
*	Young & Co's Brewery P.L.C.	3,177	38,957
*	Young & Co's Brewery P.L.C., Class A	4,272	96,137
	Zotefoams P.L.C.	9,636	59,611
TOTAL UNITED KINGDOM			75,523,980
UNITED STATES — (0.1%)
	Ovintiv, Inc.	13,948	358,538
	Primo Water Corp.	36,100	595,783
TOTAL UNITED STATES			954,321
TOTAL COMMON STOCKS			752,666,153
PREFERRED STOCKS — (0.5%)
AUSTRALIA — (0.0%)
	Catapult Group International, Ltd.	2,945	3,717
BRAZIL — (0.2%)
	Banco ABC Brasil SA	18,556	53,086
	Banco do Estado do Rio Grande do Sul SA Class B	42,400	100,459
	Banco Pan SA	32,265	127,431
	Cia Ferro Ligas da Bahia - FERBASA	9,400	93,328
	Eucatex SA Industria e Comercio	14,000	24,784
	Grazziotin SA	1,600	10,131
	Marcopolo SA	156,673	90,546
	Randon SA Implementos e Participacoes	53,554	139,637
	Unipar Carbocloro SA	11,184	196,526
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	84,000	331,758
TOTAL BRAZIL			1,167,686
COLOMBIA — (0.0%)
	Grupo de Inversiones Suramericana SA	8,905	37,383
GERMANY — (0.3%)
	Biotest AG	2,716	115,314
	Draegerwerk AG & Co., KGaA	2,384	219,118
	Fuchs Petrolub SE	9,133	455,084
	Jungheinrich AG	12,365	680,221
	Schaeffler AG	27,512	239,567
	Sixt SE	659	54,608
	STO SE & Co., KGaA	618	156,849
	Villeroy & Boch AG	889	21,723
TOTAL GERMANY			1,942,484

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	$19,982
THAILAND — (0.0%)
*	U City PCL	1,636,200	38,332
TOTAL PREFERRED STOCKS			3,209,584
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	14,797	0
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	5,783	89
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	3,445	16,568
*	Pan American Silver Corp. Rights 02/22/29	66,848	55,484
TOTAL CANADA			72,052
JAPAN — (0.0%)
*	Fuji Kosan Co., Ltd. Anrechte Rights 09/30/22	1,300	0
MALAYSIA — (0.0%)
*	Scientex BHD Warrants 01/14/26	4,380	1,246
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	196,236	0
SOUTH KOREA — (0.0%)
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	9,408	2,257
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	239	6,659
*	Tuksu Construction Co., Ltd. Rights 08/10/21	209	591
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	3,020	0
TOTAL SOUTH KOREA			9,507
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	1,147	0
*	Everest Textile Co., Ltd. Rights 09/10/21	33,107	2,131
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	116,022	4,024
TOTAL TAIWAN			6,155
THAILAND — (0.0%)
*	Erawan Group PCL (The) Warrants 06/14/24	62,657	2,040
*	MBK PCL Warrants 05/15/24	5,770	1,667
*	Millcon Steel PCL Rights 05/23/24	2,822	33
*	Noble W2 Warrants 01/05/22	5,900	0
TOTAL THAILAND			3,740
TOTAL RIGHTS/WARRANTS			92,789
TOTAL INVESTMENT SECURITIES (Cost $666,707,724)			755,968,526

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	293,020	$3,390,237
TOTAL INVESTMENTS — (100.0%)
(Cost $670,096,872)^^			$759,358,763
As of July 31, 2021, World ex U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	5	09/17/21	$1,098,878	$1,097,375	$(1,503)
Total Futures Contracts			$1,098,878	$1,097,375	$(1,503)
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$33,500,936	—	$33,500,936
Austria	—	7,495,233	—	7,495,233
Belgium	$155,559	9,153,033	—	9,308,592
Brazil	8,200,192	—	—	8,200,192
Canada	54,176,837	—	—	54,176,837
Chile	1,087,240	—	—	1,087,240
China	2,748,877	59,691,895	—	62,440,772
Colombia	278,861	—	—	278,861
Denmark	—	15,977,168	—	15,977,168
Finland	—	13,069,362	—	13,069,362
France	—	30,486,056	—	30,486,056
Germany	—	33,557,043	—	33,557,043
Greece	—	609,688	—	609,688
Hong Kong	158,578	13,981,200	—	14,139,778
Hungary	—	10,188	—	10,188
India	24,674	31,481,139	—	31,505,813
Indonesia	—	3,514,734	—	3,514,734
Ireland	—	3,721,466	—	3,721,466
Israel	292,508	6,288,204	—	6,580,712
Italy	574,212	19,424,627	—	19,998,839
Japan	—	119,669,431	—	119,669,431
Luxembourg	—	63,961	—	63,961
Malaysia	—	3,515,711	—	3,515,711
Mexico	6,612,679	—	—	6,612,679
Netherlands	528,895	12,965,964	—	13,494,859
New Zealand	—	2,810,343	—	2,810,343
Norway	—	5,193,100	—	5,193,100
Philippines	—	1,392,994	—	1,392,994
Poland	—	2,320,016	—	2,320,016
Portugal	2,106	1,990,312	—	1,992,418
Qatar	—	1,245,597	—	1,245,597
Russia	1,213,375	281,207	—	1,494,582
Saudi Arabia	—	6,035,229	—	6,035,229
Singapore	—	4,108,999	—	4,108,999
South Africa	176,266	9,816,887	—	9,993,153

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
South Korea	—	$38,826,594	—	$38,826,594
Spain	—	10,703,874	—	10,703,874
Sweden	$72,972	18,138,649	—	18,211,621
Switzerland	—	29,452,442	—	29,452,442
Taiwan	—	41,015,828	—	41,015,828
Thailand	5,235,527	—	—	5,235,527
Turkey	—	1,574,599	—	1,574,599
United Arab Emirates	—	1,564,785	—	1,564,785
United Kingdom	1,453,072	74,070,908	—	75,523,980
United States	954,321	—	—	954,321
Preferred Stocks
Australia	3,717	—	—	3,717
Brazil	1,167,686	—	—	1,167,686
Colombia	37,383	—	—	37,383
Germany	—	1,942,484	—	1,942,484
Philippines	—	19,982	—	19,982
Thailand	38,332	—	—	38,332
Rights/Warrants
Brazil	—	89	—	89
Canada	—	72,052	—	72,052
Malaysia	—	1,246	—	1,246
South Korea	—	9,507	—	9,507
Taiwan	—	6,155	—	6,155
Thailand	—	3,740	—	3,740
Securities Lending Collateral	—	3,390,237	—	3,390,237
Futures Contracts**	(1,503)	—	—	(1,503)
TOTAL	$85,192,366	$674,164,894	—	$759,357,260
** Valued at the unrealized appreciation/(depreciation) on the investment.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (0.0%)
INDIA — (0.0%)
Britannia Industries, Ltd.
5.500%, 06/03/24	INR	209	$2,816

		Shares	Value»
COMMON STOCKS — (96.4%)
AUSTRALIA — (4.2%)
*	A2B Australia, Ltd.	61,896	60,456
	Accent Group, Ltd.	105,492	211,802
	Adairs, Ltd.	81,527	249,344
	Adbri, Ltd.	147,407	383,938
*	Afterpay, Ltd.	1,146	81,460
	AGL Energy, Ltd.	57,889	306,559
*	Ainsworth Game Technology, Ltd.	68,629	50,478
#*	Alkane Resources, Ltd.	90,017	75,845
*	Alliance Aviation Services, Ltd.	11,891	37,503
	ALS, Ltd.	116,794	1,096,862
	Altium, Ltd.	33,183	828,748
	Alumina, Ltd.	242,873	297,842
#*	AMA Group, Ltd.	101,999	36,712
	AMP, Ltd.	1,014,346	777,067
	Ampol, Ltd.	59,726	1,243,386
	Ansell, Ltd.	27,424	792,945
	APA Group	108,035	758,080
	APN Property Group, Ltd.	29,443	19,389
	Appen, Ltd.	9,531	79,863
*	Arafura Resources, Ltd.	19,311	1,777
	ARB Corp., Ltd.	19,817	681,678
#*	Ardent Leisure Group, Ltd.	111,234	80,095
	Aristocrat Leisure, Ltd.	65,365	2,003,123
	ASX, Ltd.	4,901	277,640
	Atlas Arteria, Ltd.	113,300	523,425
	AUB Group, Ltd.	7,273	123,108
	Aurelia Metals, Ltd.	371,492	100,413
	Aurizon Holdings, Ltd.	530,339	1,505,051
	AusNet Services, Ltd.	190,189	254,355
	Austal, Ltd.	104,574	166,075
	Australia & New Zealand Banking Group, Ltd.	199,536	4,062,269
*	Australian Agricultural Co., Ltd.	61,076	62,549
	Australian Ethical Investment, Ltd.	11,755	70,797
	Australian Finance Group, Ltd.	51,890	98,855
	Australian Pharmaceutical Industries, Ltd.	206,019	213,261
#*	Australian Strategic Materials, Ltd.	20,052	128,076
	Auswide Bank, Ltd.	5,930	27,235
	Baby Bunting Group, Ltd.	30,773	129,973
	Bank of Queensland, Ltd.	230,570	1,528,285
	Bapcor, Ltd.	102,141	614,229
	Base Resources, Ltd.	56,903	11,920
	Beach Energy, Ltd.	858,441	755,104
	Beacon Lighting Group, Ltd.	18,860	23,525
	Bega Cheese, Ltd.	93,777	355,434
	Bendigo & Adelaide Bank, Ltd.	140,066	1,063,281
	BHP Group, Ltd.	352,621	13,850,532
#	BHP Group, Ltd., Sponsored ADR	13,830	1,086,485
	Blackmores, Ltd.	2,450	130,961

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Blue Sky Alternative Investment	5,525	$0
	BlueScope Steel, Ltd.	156,292	2,771,576
	Brambles, Ltd.	118,372	1,013,462
	Bravura Solutions, Ltd.	49,240	122,862
	Breville Group, Ltd.	31,302	744,138
	Brickworks, Ltd.	27,903	497,953
	BWX, Ltd.	27,759	101,760
*	Byron Energy, Ltd.	59,304	4,354
	Capitol Health, Ltd.	106,976	27,915
	Cardno, Ltd.	70,457	48,677
	Carsales.com, Ltd.	65,128	1,050,189
	Cash Converters International, Ltd.	184,747	35,946
	Cedar Woods Properties, Ltd.	23,481	114,466
	Challenger, Ltd.	184,675	772,952
*	Champion Iron, Ltd.	26,421	147,639
#	CIMIC Group, Ltd.	6,319	95,817
*	City Chic Collective, Ltd.	26,152	102,481
	Class, Ltd.	19,682	24,600
	Cleanaway Waste Management, Ltd.	611,584	1,146,086
	Clinuvel Pharmaceuticals, Ltd.	5,525	113,155
#	Clover Corp., Ltd.	24,457	31,454
	Cochlear, Ltd.	5,187	938,426
	Codan, Ltd.	54,165	671,797
	Coles Group, Ltd.	132,804	1,709,126
*	Collection House, Ltd.	64,782	8,577
	Collins Foods, Ltd.	70,593	573,128
	Commonwealth Bank of Australia	87,813	6,437,401
	Computershare, Ltd.	115,812	1,331,570
#*	Cooper Energy, Ltd.	474,722	80,160
*	Corporate Travel Management, Ltd.	14,296	228,222
	Costa Group Holdings, Ltd.	162,998	384,722
	Credit Corp. Group, Ltd.	10,035	206,578
*	Crown Resorts, Ltd.	75,054	476,170
	CSL, Ltd.	28,867	6,145,512
	CSR, Ltd.	273,453	1,121,737
	Data#3, Ltd.	37,256	127,682
*	Decmil Group, Ltd.	54,766	15,120
	Deterra Royalties, Ltd.	82,122	282,124
#	Dicker Data, Ltd.	8,078	68,921
*	Domain Holdings Australia, Ltd.	31,602	113,314
	Domino's Pizza Enterprises, Ltd.	18,521	1,593,551
	Downer EDI, Ltd.	307,376	1,195,838
	Eagers Automotive, Ltd.	48,592	567,457
*	Eclipx Group, Ltd.	141,679	245,145
	Elanor Investor Group	19,470	27,571
	Elders, Ltd.	42,720	355,494
#*	Emeco Holdings, Ltd.	84,755	74,408
*	Endeavour Group, Ltd.	85,461	415,804
	EQT Holdings, Ltd.	2,646	52,785
*	Estia Health, Ltd.	97,068	168,280
*	EVENT Hospitality and Entertainment, Ltd.	26,649	244,685
	Evolution Mining, Ltd.	513,751	1,562,458
*	FAR, Ltd.	10,636	10,576
	Fleetwood, Ltd.	28,254	53,072
#*	Flight Centre Travel Group, Ltd.	29,786	329,410
	Fortescue Metals Group, Ltd.	379,329	6,931,328
*	G8 Education, Ltd.	356,108	253,865
#*	Galaxy Resources, Ltd.	63,839	218,638
#*	Genex Power, Ltd.	32,729	5,652

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Genworth Mortgage Insurance Australia, Ltd.	140,657	$210,412
	Gold Road Resources, Ltd.	141,107	136,197
	GrainCorp, Ltd., Class A	73,533	283,404
	Grange Resources, Ltd.	238,429	148,208
#*	Greenland Minerals, Ltd.	177,454	11,896
	GUD Holdings, Ltd.	33,523	290,311
	GWA Group, Ltd.	107,097	221,213
	Hansen Technologies, Ltd.	40,822	186,287
	Harvey Norman Holdings, Ltd.	180,374	753,317
	Healius, Ltd.	238,369	855,169
#*	Helloworld Travel, Ltd.	3,137	3,638
*	HT&E, Ltd.	85,589	104,369
	HUB24, Ltd.	3,551	62,794
#*	Humm Group, Ltd.	157,069	107,925
*	Huon Aquaculture Group, Ltd.	11,190	22,830
	IDP Education, Ltd.	45,706	947,087
	IGO, Ltd.	227,758	1,553,978
	Iluka Resources, Ltd.	82,122	598,658
	Imdex, Ltd.	130,607	200,950
	Incitec Pivot, Ltd.	458,345	903,514
	Infomedia, Ltd.	124,521	127,566
	Inghams Group, Ltd.	100,256	279,929
	Insurance Australia Group, Ltd.	182,100	649,397
	Intega Group, Ltd.	70,457	27,178
	Integral Diagnostics, Ltd.	32,119	124,771
	Integrated Research, Ltd.	34,225	46,415
#	InvoCare, Ltd.	18,716	147,311
	IOOF Holdings, Ltd.	248,151	763,258
	IPH, Ltd.	45,859	272,714
	IRESS, Ltd.	55,985	581,016
	IVE Group, Ltd.	58,367	64,473
	James Hardie Industries P.L.C.	57,444	1,938,077
#	James Hardie Industries P.L.C., Sponsored ADR	1,045	35,279
*	Japara Healthcare, Ltd.	122,823	124,528
	JB Hi-Fi, Ltd.	80,360	2,837,804
	Johns Lyng Group, Ltd.	23,834	99,516
	Jumbo Interactive, Ltd.	12,500	152,119
	Jupiter Mines, Ltd.	520,847	112,588
*	Karoon Energy, Ltd.	210,222	193,049
#	Kogan.com, Ltd.	8,258	63,235
	Lendlease Corp., Ltd.	78,586	705,372
	Lifestyle Communities, Ltd.	5,731	71,878
	Link Administration Holdings, Ltd.	232,345	828,934
	Lovisa Holdings, Ltd.	12,650	146,381
*	Lynas Rare Earths, Ltd.	66,222	357,931
	MACA, Ltd.	167,376	109,993
	Macmahon Holdings, Ltd.	300,111	48,441
	Macquarie Group, Ltd.	18,849	2,176,465
	Magellan Financial Group, Ltd.	19,802	714,439
*	Mayne Pharma Group, Ltd.	699,050	164,579
	McMillan Shakespeare, Ltd.	32,345	301,204
#	McPherson's, Ltd.	24,606	19,168
	Medibank Pvt, Ltd.	510,412	1,244,835
	Medusa Mining, Ltd.	85,990	51,711
#*	Mesoblast, Ltd.	58,643	81,605
#*	Metals X, Ltd.	194,260	39,081
#	Metcash, Ltd.	580,173	1,717,564
	Mineral Resources, Ltd.	60,820	2,814,091
*	MMA Offshore, Ltd.	76,024	20,647

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	MNF Group, Ltd.	6,933	$27,997
	Monadelphous Group, Ltd.	24,054	190,937
	Monash IVF Group, Ltd.	164,283	104,806
	Money3 Corp., Ltd.	70,036	156,604
	Mount Gibson Iron, Ltd.	140,718	89,058
*	Myer Holdings, Ltd.	341,996	124,353
	MyState, Ltd.	31,057	112,889
	National Australia Bank, Ltd.	231,851	4,421,339
	Navigator Global Investments, Ltd.	35,916	46,408
	Netwealth Group, Ltd.	24,166	279,320
	New Energy Solar	12,676	7,732
#	New Hope Corp., Ltd.	195,956	286,949
	Newcrest Mining, Ltd.	59,643	1,152,753
*	NEXTDC, Ltd.	31,711	298,085
	nib holdings, Ltd.	157,246	829,202
	Nick Scali, Ltd.	21,590	194,586
	Nine Entertainment Co. Holdings, Ltd.	489,616	998,335
	Northern Star Resources, Ltd.	300,084	2,235,977
	NRW Holdings, Ltd.	233,457	293,624
*	Nufarm, Ltd.	108,559	344,327
	OFX Group, Ltd.	72,450	77,693
	Oil Search, Ltd.	343,919	961,249
*	OM Holdings, Ltd.	46,008	27,215
	Omni Bridgeway, Ltd.	37,694	95,668
*	oOh!media, Ltd.	276,860	333,815
	Orica, Ltd.	28,057	255,901
	Origin Energy, Ltd.	338,070	1,021,389
	Orora, Ltd.	426,136	1,129,412
	OZ Minerals, Ltd.	120,969	2,050,890
	Pacific Current Group, Ltd.	15,421	64,271
	Pacific Smiles Group, Ltd.	7,482	13,775
	Pact Group Holdings, Ltd.	71,659	194,815
*	Panoramic Resources, Ltd.	449,671	59,433
	Peet, Ltd.	131,518	112,795
	Pendal Group, Ltd.	74,588	442,783
	People Infrastructure, Ltd.	5,360	16,930
	Perenti Global, Ltd.	298,302	200,330
	Perpetual, Ltd.	20,237	559,303
*	Perseus Mining, Ltd.	459,094	561,058
*	Pilbara Minerals, Ltd.	23,287	32,369
	Platinum Asset Management, Ltd.	90,485	272,629
#*	Praemium, Ltd.	17,729	14,610
	Premier Investments, Ltd.	16,297	322,617
#	Pro Medicus, Ltd.	13,699	585,594
	Propel Funeral Partners, Ltd.	5,216	13,775
	PSC Insurance Group, Ltd.	6,696	17,205
	PWR Holdings, Ltd.	20,749	111,457
*	Qantas Airways, Ltd.	6,921	23,330
	QBE Insurance Group, Ltd.	185,516	1,486,707
	Qube Holdings, Ltd.	306,853	661,237
	Ramelius Resources, Ltd.	272,182	337,399
	Ramsay Health Care, Ltd.	23,595	1,115,897
	REA Group, Ltd.	5,612	668,523
#	Reckon, Ltd.	16,236	11,285
*	Red 5, Ltd.	539,792	77,143
	Reece, Ltd.	18,541	321,644
	Regis Healthcare, Ltd.	48,428	74,113
	Regis Resources, Ltd.	358,016	674,806
*	Reject Shop, Ltd. (The)	13,887	53,911

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Reliance Worldwide Corp., Ltd.	98,249	$401,314
#*	Resolute Mining, Ltd.	380,087	149,819
*	Retail Food Group, Ltd.	487,291	28,569
*	Ridley Corp., Ltd.	99,459	83,246
	Rio Tinto, Ltd.	46,356	4,543,350
*	RPMGlobal Holdings, Ltd.	22,062	32,569
	Sandfire Resources, Ltd.	128,155	648,662
	Santos, Ltd.	443,478	2,092,721
	SeaLink Travel Group, Ltd.	22,749	155,408
	SEEK, Ltd.	7,870	170,243
	Select Harvests, Ltd.	36,320	212,186
#	Senex Energy, Ltd.	61,288	143,198
	Servcorp, Ltd.	11,131	27,036
	Service Stream, Ltd.	239,973	159,757
	Seven Group Holdings, Ltd.	45,814	785,743
#*	Seven West Media, Ltd.	497,856	171,525
	SG Fleet Group, Ltd.	29,150	63,629
	Shaver Shop Group, Ltd.	23,611	17,707
	Sigma Healthcare, Ltd.	462,744	213,917
#*	Silver Lake Resources, Ltd.	306,707	342,790
	Sims, Ltd.	69,596	841,350
	SmartGroup Corp., Ltd.	28,813	152,706
	Sonic Healthcare, Ltd.	31,232	922,793
	South32, Ltd., ADR	8,829	97,296
	South32, Ltd.	554,490	1,215,049
*	Southern Cross Media Group, Ltd.	113,209	162,350
	Spark Infrastructure Group	257,414	511,939
#*	Speedcast International, Ltd.	165,938	0
#	SRG Global, Ltd.	103,215	44,294
	St Barbara, Ltd.	260,418	337,165
*	Star Entertainment Grp, Ltd. (The)	294,772	742,955
	Steadfast Group, Ltd.	143,712	470,204
	Suncorp Group, Ltd.	140,768	1,195,525
	Super Retail Group, Ltd.	147,085	1,434,747
*	Superloop, Ltd.	22,155	14,271
*	Sydney Airport	104,912	603,682
*	Syrah Resources, Ltd.	103,264	106,560
	Tabcorp Holdings, Ltd.	340,266	1,242,009
	Tassal Group, Ltd.	105,184	250,453
	Technology One, Ltd.	87,429	607,689
	Telstra Corp., Ltd.	411,065	1,144,990
	Telstra Corp., Ltd., ADR	939	13,099
	TPG Telecom, Ltd.	68,642	313,199
	Transurban Group	72,877	768,691
	Treasury Wine Estates, Ltd.	98,265	861,953
*	Tuas, Ltd.	91,124	42,659
	United Malt Grp, Ltd.	123,108	407,285
*	Uniti Group, Ltd.	4,357	11,180
	Virtus Health, Ltd.	42,133	215,896
	Vita Group, Ltd.	66,012	48,868
	Viva Energy Group, Ltd.	40,111	60,834
#*	Webjet, Ltd.	45,166	165,845
	Wesfarmers, Ltd.	95,120	4,288,663
	Western Areas, Ltd.	159,163	305,877
*	Westgold Resources, Ltd.	105,119	134,868
	Westpac Banking Corp.	218,195	3,919,315
*	Whitehaven Coal, Ltd.	328,931	536,097
	WiseTech Global, Ltd.	2,252	51,081
	Woodside Petroleum, Ltd.	83,948	1,348,537

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Woolworths Group, Ltd.	85,461	$2,444,716
	Worley, Ltd.	86,099	706,993
*	Xero, Ltd.	2,656	275,566
TOTAL AUSTRALIA			176,081,170
AUSTRIA — (0.4%)
	Agrana Beteiligungs AG	5,588	118,669
*	ams AG	64,780	1,237,868
	ANDRITZ AG	23,896	1,315,595
	AT&S Austria Technologie & Systemtechnik AG	15,848	726,061
	Atrium European Real Estate, Ltd.	37,795	131,242
	BAWAG Group AG	6,375	362,160
#*	DO & CO AG	430	35,124
	Erste Group Bank AG	47,727	1,849,449
	EVN AG	13,290	321,758
*	FACC AG	1,947	20,079
*	Flughafen Wien AG	1,332	44,224
*	IMMOFINANZ AG	12,053	285,794
*	Lenzing AG	5,408	697,491
	Mayr Melnhof Karton AG	2,109	448,758
#	Oesterreichische Post AG	11,224	592,505
	OMV AG	29,916	1,615,277
	Palfinger AG	3,950	170,873
	POLYTEC Holding AG	4,035	48,238
*	Porr AG	2,136	41,696
	Raiffeisen Bank International AG	55,975	1,323,515
	Rhi Magnesita NV	7,801	419,085
	Rhi Magnesita NV	7,100	374,101
#	Rosenbauer International AG	582	33,586
	S IMMO AG	7,826	186,539
#	S&T AG	11,418	289,768
*	Schoeller-Bleckmann Oilfield Equipment AG	1,208	44,057
	Semperit AG Holding	1,666	61,368
	Strabag SE	8,022	363,973
	Telekom Austria AG, Class A	54,154	461,517
	UBM Development AG	1,357	67,480
	UNIQA Insurance Group AG	47,128	403,955
#	Verbund AG	3,126	288,341
	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,637	513,610
	voestalpine AG	44,027	1,942,280
	Wienerberger AG	31,530	1,288,823
	Zumtobel Group AG	4,990	52,888
TOTAL AUSTRIA			18,177,747
BELGIUM — (0.7%)
	Ackermans & van Haaren NV	9,235	1,591,404
	Ageas SA	46,157	2,437,352
*	AGFA-Gevaert NV	67,716	333,996
	Anheuser-Busch InBev SA	69,892	4,411,031
#	Anheuser-Busch InBev SA, Sponsored ADR	1,081	68,081
*	Argenx SE	23	7,024
*	Argenx SE	330	100,774
	Atenor	822	58,890
	Banque Nationale de Belgique	10	20,765
	Barco NV	11,391	284,568
	Bekaert SA	16,807	798,199
*	bpost SA	33,088	371,570
	Cie d'Entreprises CFE	5,331	544,493

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Deceuninck NV	24,144	$98,830
	D'ieteren Group	10,161	1,628,588
	Econocom Group SA	51,414	223,586
#	Elia Group SA	8,138	961,837
	Etablissements Franz Colruyt NV	23,970	1,362,877
	Euronav NV	63,745	553,936
*	Euronav NV	22,697	196,329
	EVS Broadcast Equipment SA	5,263	109,299
	Exmar NV	15,568	68,332
	Fagron	22,568	468,111
*	Galapagos NV	763	46,236
	Gimv NV	7,130	454,952
	Immobel SA	2,633	222,998
	Ion Beam Applications	1,711	32,453
	Jensen-Group NV	1,808	63,154
	KBC Group NV	26,644	2,145,446
*	Kinepolis Group NV	2,848	147,917
	Lotus Bakeries NV	105	612,816
*	MDxHealth	497	775
	Melexis NV	6,483	722,593
#*	Ontex Group NV	27,188	302,423
*	Picanol	858	77,637
	Proximus SADP	49,493	1,017,095
	Recticel SA	25,013	412,179
	Resilux	566	118,459
	Shurgard Self Storage SA	2,788	149,449
	Sipef NV	2,254	125,519
	Solvay SA	20,372	2,720,813
	Telenet Group Holding NV	10,896	408,943
	TER Beke SA	245	33,094
*	Tessenderlo Group SA	13,271	561,382
	Titan Cement International SA	2,126	39,914
	UCB SA	6,529	706,159
#	Umicore SA	30,376	1,885,339
	Van de Velde NV	1,633	48,245
	Viohalco SA	4,480	24,068
TOTAL BELGIUM			29,779,930
BRAZIL — (1.4%)
	AES Brasil Energia SA	82,476	219,639
	Aliansce Sonae Shopping Centers SA	23,052	125,081
*	Alliar Medicos A Frente SA	41,200	80,213
	Alupar Investimento SA	39,538	186,369
	Ambev SA, ADR	79,200	251,064
	Ambev SA	61,503	196,498
*	Americanas SA	15,349	144,704
*	Anima Holding SA	72,214	159,451
	Atacadao SA	79,268	289,022
	B3 SA - Brasil Bolsa Balcao	162,441	475,635
	Banco Bradesco SA	89,270	353,943
	Banco BTG Pactual SA	74,516	418,632
	Banco do Brasil SA	89,350	542,628
	Banco Santander Brasil SA	32,700	254,530
	BB Seguridade Participacoes SA	91,840	376,829
*	BK Brasil Operacao e Assessoria a Restaurantes SA	47,300	95,540
*	BR Malls Participacoes SA	122,640	236,179
	BR Properties SA	34,800	57,730
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	26,922	149,336
*	Braskem SA, Sponsored ADR	3,700	82,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	BRF SA	131,288	$645,821
*	C&A Modas Ltda	10,000	22,752
	Camil Alimentos SA	54,757	93,570
	CCR SA	426,387	1,064,279
	Centrais Eletricas Brasileiras SA	28,800	222,570
	Cia Brasileira de Distribuicao	19,843	118,222
	Cia de Locacao das Americas	109,500	571,652
	Cia de Saneamento Basico do Estado de Sao Paulo	47,924	326,287
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	6,900	46,851
	Cia de Saneamento de Minas Gerais-COPASA	50,202	133,596
	Cia de Saneamento do Parana	85,475	319,367
	Cia de Saneamento do Parana	50,100	37,227
#	Cia Energetica de Minas Gerais, Sponsored ADR	10,214	22,879
	Cia Energetica de Minas Gerais	36,101	101,893
	Cia Hering	26,077	186,255
	Cia Paranaense de Energia	17,000	18,736
	Cia Paranaense de Energia, Sponsored ADR	4,800	27,360
	Cia Paranaense de Energia	7,400	43,477
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	250,980
	Cia Siderurgica Nacional SA	244,382	2,193,608
	Cielo SA	273,266	177,342
*	Cogna Educacao	511,787	357,683
	Construtora Tenda SA	22,188	95,555
	Cosan SA	41,298	202,595
	CSU Cardsystem SA	19,900	83,677
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	88,916	355,954
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	7,300	15,796
	Direcional Engenharia SA	30,000	73,211
	Duratex SA	111,659	472,298
*	EcoRodovias Infraestrutura e Logistica SA	99,303	208,015
	EDP - Energias do Brasil SA	81,688	268,673
*	Embraer SA	288,217	1,028,744
	Enauta Participacoes SA	50,328	144,850
	Energisa SA	68,004	558,186
*	Eneva SA	125,772	397,486
	Engie Brasil Energia SA	20,282	147,707
	Equatorial Energia SA	267,350	1,242,235
	Even Construtora e Incorporadora SA	29,712	51,400
	Ez Tec Empreendimentos e Participacoes SA	34,643	182,918
	Fleury SA	76,842	344,651
	Fras-Le SA	13,100	39,816
*	Gafisa SA	57,300	41,367
	Grendene SA	50,250	106,419
	Guararapes Confeccoes SA	20,600	69,692
	Hapvida Participacoes e Investimentos SA	14,475	39,549
	Helbor Empreendimentos SA	25,913	38,609
	Hypera SA	41,046	280,956
	Iguatemi Empresa de Shopping Centers SA	14,100	110,537
	Industrias Romi SA	21,116	93,817
	Instituto Hermes Pardini SA	20,471	77,195
*	International Meal Co. Alimentacao SA, Class A	110,406	82,249
*	Iochpe-Maxion SA	29,623	82,358
	IRB Brasil Resseguros SA	160,561	175,104
	Itau Unibanco Holding SA	17,236	90,908
	JBS SA	271,100	1,668,268
	JHSF Participacoes SA	105,559	151,197
	JSL SA	2,209	4,873
	Kepler Weber SA	7,800	81,770
*	Klabin SA	134,786	633,008

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Light SA	77,981	$217,103
	Localiza Rent a Car SA	125,140	1,493,294
	LOG Commercial Properties e Participacoes SA	12,594	69,425
*	Log-in Logistica Intermodal SA	12,494	43,300
	Lojas Americanas SA	19,994	25,337
	Lojas Renner SA	207,257	1,643,491
	M Dias Branco SA	12,958	77,525
	Magazine Luiza SA	54,154	214,193
	Mahle-Metal Leve SA	5,168	31,683
	Marcopolo SA	38,800	20,859
	Marfrig Global Foods SA	89,592	337,330
*	Marisa Lojas SA	26,823	39,810
	Mills Estruturas e Servicos de Engenharia SA	64,273	98,602
	Minerva SA	53,271	91,747
	MRV Engenharia e Participacoes SA	101,900	280,564
	Multiplan Empreendimentos Imobiliarios SA	44,500	199,506
*	Natura & Co. Holding SA	116,631	1,203,651
	Notre Dame Intermedica Participacoes SA	25,876	397,462
	Odontoprev SA	110,274	275,248
*	Omega Geracao SA	10,400	72,126
*	Petro Rio SA	228,655	783,659
	Petrobras Distribuidora SA	132,488	720,661
	Petroleo Brasileiro SA, Sponsored ADR	42,200	432,972
	Petroleo Brasileiro SA, Sponsored ADR	31,500	336,105
	Petroleo Brasileiro SA	699,723	3,694,597
	Porto Seguro SA	65,943	654,081
	Portobello SA	21,637	58,826
	Positivo Tecnologia SA	15,800	38,376
*	Profarma Distribuidora de Produtos Farmaceuticos SA	25,500	30,747
	Qualicorp Consultoria e Corretora de Seguros SA	96,681	477,999
	Raia Drogasil SA	179,000	867,462
*	Rumo SA	144,340	572,566
	Sao Carlos Empreendimentos e Participacoes SA	9,300	74,550
	Sao Martinho SA	82,184	506,051
	Sendas Distribuidora SA	19,843	330,244
	Ser Educacional SA	27,270	83,722
	SIMPAR SA	6,300	84,250
	SLC Agricola SA	37,100	320,549
*	StoneCo Ltd., Class A	37	2,162
	Sul America SA	62,919	361,574
*	Suzano SA	94,065	976,546
*	Suzano SA, Sponsored ADR	1,917	19,995
*	Tecnisa SA	25,185	34,091
	Tegma Gestao Logistica SA	7,318	30,322
	Telefonica Brasil SA	28,570	226,059
	Telefonica Brasil SA, ADR	3,300	26,334
*	Terra Santa Agro SA	6,900	63,591
	TIM SA	241,221	524,288
	TOTVS SA	47,682	323,724
	Transmissora Alianca de Energia Eletrica SA	65,432	477,400
	Trisul SA	36,232	60,662
*	Tupy SA	38,083	160,134
	Ultrapar Participacoes SA	129,406	439,283
	Unipar Carbocloro SA	7,116	132,531
	Usinas Siderurgicas de Minas Gerais SA Usiminas	17,700	71,334
	Vale SA	628,010	13,114,263
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	24,332	41,346
*	Vulcabras Azaleia SA	46,000	79,666

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	WEG SA	40,068	$274,723
	Wiz Solucoes e Corretagem de Seguros SA	29,500	87,850
	YDUQS Participacoes SA	41,286	224,018
TOTAL BRAZIL			56,070,708
CANADA — (6.8%)
*	5N Plus, Inc.	22,100	47,119
#	Absolute Software Corp.	14,673	201,230
#	Acadian Timber Corp.	4,133	58,172
#*	AcuityAds Holdings, Inc.	2,700	22,031
#*	Advantage Energy, Ltd.	83,829	315,131
	Aecon Group, Inc.	32,656	532,662
#*	Africa Oil Corp.	64,590	63,679
	AG Growth International, Inc.	2,199	57,032
	AGF Management, Ltd., Class B	30,300	183,364
	Agnico Eagle Mines, Ltd.	11,405	737,675
#*	Aimia, Inc.	28,292	107,263
#*	Air Canada	4,209	84,274
#	AirBoss of America Corp.	9,083	270,248
	Alamos Gold, Inc., Class A	118,945	966,737
	Alamos Gold, Inc., Class A	39,729	322,599
*	Alcanna, Inc.	6,348	33,124
#*	Alexco Resource Corp.	15,300	33,479
	Algoma Central Corp.	1,200	14,937
#	Algonquin Power & Utilities Corp.	27,289	434,839
	Alimentation Couche-Tard, Inc., Class B	71,248	2,871,964
#	AltaGas, Ltd.	83,860	1,775,202
	Altius Minerals Corp.	8,140	111,569
	Altus Group, Ltd.	5,525	260,042
#*	Americas Gold & Silver Corp.	3,200	4,360
*	Amerigo Resources, Ltd.	65,100	66,269
	Andrew Peller, Ltd., Class A	10,400	74,274
	ARC Resources, Ltd.	269,709	2,040,764
*	Argonaut Gold, Inc.	83,845	225,810
*	Aritzia, Inc.	29,744	872,341
	Atco, Ltd., Class I	13,642	492,932
*	Athabasca Oil Corp.	187,300	118,601
#*	ATS Automation Tooling Systems, Inc.	9,191	276,702
#*	Aurora Cannabis, Inc.	5,524	38,790
#*	Aurora Cannabis, Inc.	4,709	33,061
*	AutoCanada, Inc.	10,001	406,902
	B2Gold Corp.	547,268	2,294,174
	Badger Infrastructure Solutions, Ltd.	12,872	359,562
	Bank of Montreal	65,266	6,507,020
	Bank of Nova Scotia (The)	94,722	5,914,442
	Barrick Gold Corp.	6,334	137,890
	Barrick Gold Corp.	35,828	779,976
	Barrick Gold Corp.	36,590	792,579
*	Bausch Health Cos., Inc.	4,180	122,265
*	Bausch Health Cos., Inc.	64,340	1,882,342
#	BCE, Inc.	3,587	179,014
	BCE, Inc.	11,595	578,706
#	Birchcliff Energy, Ltd.	116,115	438,363
	Bird Construction, Inc.	6,834	46,783
*	Black Diamond Group, Ltd.	21,800	70,768
#*	BlackBerry, Ltd.	24,028	244,124
	BMTC Group, Inc.	1,900	24,169
#*	Bombardier, Inc., Class A	12,600	17,573
#*	Bombardier, Inc., Class B	43,126	51,505

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Bonterra Energy Corp.	12,185	$55,377
	Boralex, Inc., Class A	18,016	567,079
	Bridgemarq Real Estate Services	1,900	25,509
*	Brookfield Asset Management Reinsurance Partners, Ltd., Class A	92	4,979
#	Brookfield Asset Management, Inc., Class A	13,319	719,120
	Brookfield Infrastructure Corp., Class A	299	19,388
#	BRP, Inc.	10,418	872,871
*	CAE, Inc.	11,683	356,502
*	CAE, Inc.	4,595	140,285
	Calian Group, Ltd.	1,200	58,750
#	Cameco Corp.	59,204	1,053,011
	Cameco Corp.	64,622	1,150,272
	Canaccord Genuity Group, Inc.	23,651	257,818
#	Canacol Energy, Ltd.	54,484	139,311
*	Canada Goose Holdings, Inc.	10,400	441,475
*	Canada Goose Holdings, Inc.	2,827	119,950
#	Canadian Imperial Bank of Commerce	3,291	382,675
	Canadian Imperial Bank of Commerce	49,929	5,803,747
	Canadian National Railway Co.	8,600	934,447
	Canadian National Railway Co.	47,248	5,132,550
#	Canadian Natural Resources, Ltd.	164,318	5,422,389
	Canadian Natural Resources, Ltd.	155,586	5,137,450
#	Canadian Pacific Railway, Ltd.	9,000	668,291
	Canadian Pacific Railway, Ltd.	40,480	3,008,474
#	Canadian Tire Corp., Ltd., Class A	8,029	1,235,241
#	Canadian Utilities, Ltd., Class A	12,650	370,598
	Canadian Utilities, Ltd., Class B	900	26,071
	Canadian Western Bank	35,424	965,670
*	Canfor Corp.	34,557	667,264
*	Canfor Pulp Products, Inc.	14,588	79,161
#*	Canopy Growth Corp.	8,400	159,099
	Capital Power Corp.	27,586	935,306
#*	Capstone Mining Corp.	127,715	572,240
*	Cardinal Energy, Ltd.	41,298	103,940
#	Cargojet, Inc.	1,100	171,225
	Cascades, Inc.	50,702	649,828
	CCL Industries, Inc., Class B	18,900	1,083,917
*	Celestica, Inc.	18,645	165,381
*	Celestica, Inc.	21,675	191,628
	Cenovus Energy, Inc.	183,929	1,534,707
	Cenovus Energy, Inc.	74,991	625,425
#	Centerra Gold, Inc.	102,168	821,373
	Cervus Equipment Corp.	5,000	57,871
*	CES Energy Solutions Corp.	82,567	107,213
*	CGI, Inc.	12,981	1,180,362
*	CGI, Inc.	22,605	2,056,301
#	Chesswood Group, Ltd.	4,500	42,273
	China Gold International Resources Corp., Ltd.	94,140	237,689
	CI Financial Corp.	62,496	1,139,615
	Cogeco Communications, Inc.	8,612	815,434
	Cogeco, Inc.	6,307	470,093
	Colliers International Group, Inc.	2,100	269,452
	Colliers International Group, Inc.	10,823	1,391,730
	Computer Modelling Group, Ltd.	29,984	104,305
	Constellation Software, Inc.	1,641	2,628,586
#*	Copper Mountain Mining Corp.	54,534	157,797
	Corby Spirit and Wine, Ltd.	3,900	58,081
#	Corus Entertainment, Inc., Class B	89,165	413,807
#	Crescent Point Energy Corp.	150,009	548,286

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Crescent Point Energy Corp.	28,949	$106,243
*	Crew Energy, Inc.	63,989	110,786
*	Denison Mines Corp.	169,974	183,925
*	Descartes Systems Group, Inc. (The)	2,799	203,375
	Dexterra Group, Inc.	13,416	71,509
*	DIRTT Environmental Solutions	6,900	31,635
	Dollarama, Inc.	27,000	1,271,441
	Doman Building Materials Group, Ltd.	31,012	171,516
*	Dorel Industries, Inc., Class B	11,212	127,344
	DREAM Unlimited Corp., Class A	20,200	434,731
	Dundee Precious Metals, Inc.	70,644	427,511
	ECN Capital Corp.	127,155	1,069,137
	E-L Financial Corp., Ltd.	400	295,608
*	Eldorado Gold Corp.	71,439	667,661
*	Eldorado Gold Corp.	3,487	32,534
	Element Fleet Management Corp.	215,383	2,465,269
#	Emera, Inc.	21,500	1,002,793
	Empire Co., Ltd., Class A	36,848	1,210,053
	Enbridge, Inc.	31,909	1,257,829
	Enbridge, Inc.	59,848	2,355,019
	Endeavour Mining P.L.C.	64,658	1,539,746
*	Endeavour Silver Corp.	14,200	74,893
	Enerflex, Ltd.	41,584	241,318
*	Energy Fuels, Inc.	30,000	157,021
	Enerplus Corp.	100,929	628,582
#	Enghouse Systems, Ltd.	14,122	637,392
*	Ensign Energy Services, Inc.	47,242	68,538
*	Equinox Gold Corp.	15,647	108,861
	Equitable Group, Inc.	5,340	642,033
#*	ERO Copper Corp.	15,478	311,520
	Evertz Technologies, Ltd.	9,000	102,869
	Exchange Income Corp.	7,900	260,822
	Exco Technologies, Ltd.	11,598	95,565
#	Extendicare, Inc.	32,374	214,858
	Fairfax Financial Holdings, Ltd.	4,155	1,750,255
	Fiera Capital Corp., Class A	17,500	155,418
	Finning International, Inc.	56,844	1,469,852
	Firm Capital Mortgage Investment Corp.	12,344	151,480
#	First Majestic Silver Corp.	10,702	146,342
#	First Majestic Silver Corp.	3,500	47,985
	First National Financial Corp.	5,700	210,666
	First Quantum Minerals, Ltd.	80,097	1,715,447
	FirstService Corp.	9,837	1,829,289
	FirstService Corp.	1,700	316,645
*	Fission Uranium Corp.	126,692	54,836
#	Fortis, Inc.	23,941	1,085,750
	Fortis, Inc.	3,499	158,645
#*	Fortuna Silver Mines, Inc.	83,472	396,753
	Franco-Nevada Corp.	2,794	446,789
#	Freehold Royalties, Ltd.	50,998	356,855
*	Frontera Energy Corp.	5,281	32,382
#*	Galiano Gold, Inc.	42,200	41,605
*	Gamehost, Inc.	14,487	94,172
*	GDI Integrated Facility Services, Inc.	1,839	84,904
#	George Weston, Ltd.	14,524	1,506,184
	Gibson Energy, Inc.	56,959	1,043,670
	Gildan Activewear, Inc.	389	13,410
	Gildan Activewear, Inc.	8,015	276,437
	goeasy, Ltd.	7,800	1,069,093

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Golden Star Resources, Ltd.	18,080	$47,533
#*	GoldMoney, Inc.	5,600	12,748
#*	Gran Tierra Energy, Inc.	171,137	102,880
*	Great Canadian Gaming Corp.	21,408	760,159
	Great-West Lifeco, Inc.	31,426	945,601
	Guardian Capital Group, Ltd., Class A	8,800	232,767
*	Headwater Exploration, Inc.	6,200	19,580
*	Heroux-Devtek, Inc.	10,900	151,932
	High Liner Foods, Inc.	9,675	101,744
	HLS Therapeutics, Inc.	2,000	27,284
*	Home Capital Group, Inc., Class B	19,041	592,933
	Hudbay Minerals, Inc.	106,008	757,079
	Hydro One, Ltd.	27,371	675,719
#*	i-80 Gold Corp.	31,818	66,819
	iA Financial Corp., Inc.	36,578	2,023,576
*	IAMGOLD Corp.	194,387	531,308
*	IBI Group, Inc.	5,000	41,640
	IGM Financial, Inc.	15,996	564,527
*	Imperial Metals Corp.	21,384	81,073
#	Imperial Oil, Ltd.	20,122	551,274
	Imperial Oil, Ltd.	15,058	412,288
	Information Services Corp.	4,900	111,110
#	Innergex Renewable Energy, Inc.	31,929	556,639
	Intact Financial Corp.	8,286	1,129,064
	Inter Pipeline, Ltd.	51,678	827,610
	Interfor Corp.	36,864	756,132
	Intertape Polymer Group, Inc.	18,192	404,931
#*	Invesque, Inc.	10,197	26,308
#*	Ivanhoe Mines, Ltd., Class A	109,767	814,718
#	Jamieson Wellness, Inc.	8,711	244,168
	K-Bro Linen, Inc.	1,900	66,080
#*	Kelt Exploration, Ltd.	71,264	193,640
#	Keyera Corp.	48,333	1,293,942
*	Kinaxis, Inc.	138	17,904
	Kinross Gold Corp.	445,385	2,916,636
	Kirkland Lake Gold, Ltd.	88,622	3,789,675
*	Knight Therapeutics, Inc.	46,627	191,352
#	KP Tissue, Inc.	2,889	24,175
#	Labrador Iron Ore Royalty Corp.	20,388	810,716
#*	Largo Resources, Ltd.	4,970	81,266
	Lassonde Industries, Inc., Class A	400	55,329
#	Laurentian Bank of Canada	19,430	660,333
	Leon's Furniture, Ltd.	10,815	201,026
	LifeWorks, Inc.	16,211	461,148
*	Lightspeed POS, Inc.	600	51,318
	Linamar Corp.	30,632	1,812,483
	Loblaw Cos., Ltd.	19,900	1,346,233
	Logistec Corp., Class B	400	14,065
#*	Lucara Diamond Corp.	157,133	90,683
#*	Lundin Gold, Inc.	9,800	88,841
	Lundin Mining Corp.	215,706	1,965,836
	Magellan Aerospace Corp.	7,228	59,268
	Magna International, Inc.	14,837	1,243,949
	Magna International, Inc.	87,254	7,314,503
*	Mainstreet Equity Corp.	1,200	106,274
*	Major Drilling Group International, Inc.	36,771	253,471
	Manulife Financial Corp.	42,808	827,612
	Manulife Financial Corp.	89,032	1,720,989
	Maple Leaf Foods, Inc.	27,700	548,627

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Marathon Gold Corp.	25,300	$66,920
	Martinrea International, Inc.	58,998	598,681
*	Mav Beauty Brands, Inc.	4,483	14,697
*	MDF Commerce, Inc.	2,100	16,832
	Medical Facilities Corp.	18,722	123,803
*	MEG Energy Corp.	119,337	761,400
	Melcor Developments, Ltd.	900	9,097
	Methanex Corp.	3,300	111,199
	Methanex Corp.	20,253	681,716
	Metro, Inc.	24,325	1,261,474
	Morguard Corp.	1,200	132,658
#*	Mountain Province Diamonds, Inc.	3,100	1,168
	MTY Food Group, Inc.	1,360	74,094
#	Mullen Group, Ltd.	46,713	507,343
	National Bank of Canada	93,086	7,124,705
	Neo Performance Materials, Inc.	2,000	30,010
*	New Gold, Inc.	258,942	423,406
#	NFI Group, Inc.	7,211	156,577
	North American Construction Group, Ltd.	19,257	288,639
	North West Co., Inc. (The)	18,436	537,298
	Northland Power, Inc.	48,894	1,715,758
	Nutrien, Ltd.	24,152	1,436,033
	Nutrien, Ltd.	34,922	2,074,351
*	NuVista Energy, Ltd.	62,611	175,648
*	OceanaGold Corp.	290,546	565,908
	Onex Corp.	22,853	1,742,001
	Open Text Corp.	23,300	1,210,196
	Open Text Corp.	13,610	706,495
	Osisko Gold Royalties, Ltd.	34,730	473,515
	Pan American Silver Corp.	41,105	1,154,153
	Paramount Resources, Ltd., Class A	29,332	379,695
*	Parex Resources, Inc.	69,096	1,135,354
	Park Lawn Corp.	9,020	260,782
#	Parkland Corp.	45,750	1,456,182
	Pason Systems, Inc.	16,655	105,996
	Pembina Pipeline Corp.	70,348	2,325,381
	Pembina Pipeline Corp.	5,287	174,735
#	Peyto Exploration & Development Corp.	70,023	405,792
	PHX Energy Services Corp.	16,900	55,810
	Pizza Pizza Royalty Corp.	11,300	103,798
*	Points International, Ltd.	800	13,318
	Polaris Infrastructure, Inc.	7,100	106,648
	Pollard Banknote, Ltd.	3,783	152,521
#	PrairieSky Royalty, Ltd.	74,675	836,772
*	Precision Drilling Corp.	6,009	199,881
#	Premium Brands Holdings Corp., Class A	11,928	1,219,761
*	Pretium Resources, Inc.	45,900	427,875
	Quarterhill, Inc.	54,482	103,933
	Quebecor, Inc., Class B	27,877	729,325
#*	Real Matters, Inc.	20,018	204,897
*	Recipe Unlimited Corp.	3,272	58,354
	Restaurant Brands International, Inc.	21,148	1,442,864
	Restaurant Brands International, Inc.	1,712	116,741
#*	RF Capital Group, Inc.	15,205	30,347
	Richelieu Hardware, Ltd.	14,400	502,199
	Ritchie Bros Auctioneers, Inc.	4,400	262,674
	Ritchie Bros Auctioneers, Inc.	14,889	889,320
	Rogers Communications, Inc., Class B	8,675	442,789
	Rogers Communications, Inc., Class B	25,624	1,307,593

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Rogers Sugar, Inc.	38,387	$179,689
	Royal Bank of Canada	120,786	12,216,077
	Royal Bank of Canada	97,598	9,871,062
#	Russel Metals, Inc.	21,780	614,505
*	Sabina Gold & Silver Corp.	83,900	127,773
*	Sandstorm Gold, Ltd.	27,208	214,157
#	Saputo, Inc.	23,603	681,074
#	Savaria Corp.	4,000	67,425
*	Seabridge Gold, Inc.	3,600	65,184
#	Secure Energy Services, Inc.	66,658	225,470
	Shaw Communications, Inc., Class B	42,973	1,255,159
	Shaw Communications, Inc., Class B	51,924	1,515,142
*	ShawCor, Ltd.	32,243	127,928
*	Shopify, Inc., Class A	685	1,027,452
#	Sienna Senior Living, Inc.	21,296	271,577
*	Sierra Wireless, Inc.	3,500	67,582
*	Sierra Wireless, Inc.	9,431	182,396
	Sleep Country Canada Holdings, Inc.	15,500	365,386
#	SNC-Lavalin Group, Inc.	42,949	1,142,920
*	Spin Master Corp.	4,592	176,046
#	Sprott, Inc.	2,789	102,788
#	SSR Mining, Inc.	93,055	1,514,866
	Stantec, Inc.	13,110	610,315
	Stantec, Inc.	11,912	553,789
	Stella-Jones, Inc.	15,785	572,769
	Sun Life Financial, Inc.	37,134	1,932,082
	Suncor Energy, Inc.	29,216	575,137
	Suncor Energy, Inc.	165,422	3,247,234
*	SunOpta, Inc.	11,062	116,507
#	Superior Plus Corp.	81,148	1,019,879
*	Surge Energy, Inc.	45,776	19,813
*	Tamarack Valley Energy, Ltd.	101,513	218,876
#*	Taseko Mines, Ltd.	90,127	161,818
	TC Energy Corp.	75,871	3,698,681
	TC Energy Corp.	13,860	675,398
	Teck Resources, Ltd., Class B	33,093	755,441
	Teck Resources, Ltd., Class B	62,900	1,436,636
	TELUS Corp.	7,002	155,519
*	TeraGo, Inc.	1,400	6,396
	TFI International, Inc.	41,795	4,678,655
	Thomson Reuters Corp.	8,859	938,965
	Tidewater Midstream and Infrastructure, Ltd.	119,343	134,878
#*	Tilray, Inc.	32,074	468,601
	Timbercreek Financial Corp.	29,944	232,812
	TMX Group, Ltd.	5,875	645,186
*	Topicus.com, Inc.	2,639	198,832
*	Torex Gold Resources, Inc.	36,072	405,651
	Toromont Industries, Ltd.	21,373	1,806,152
	Toronto-Dominion Bank (The)	9,544	634,558
	Toronto-Dominion Bank (The)	89,325	5,935,646
*	Total Energy Services, Inc.	20,525	66,135
*	Touchstone Exploration, Inc.	17,050	20,773
#	Tourmaline Oil Corp.	111,613	3,047,081
	TransAlta Corp.	170,598	1,779,000
#	TransAlta Renewables, Inc.	24,408	429,820
	Transcontinental, Inc., Class A	48,608	961,952
*	Trevali Mining Corp.	218,560	40,292
*	Trican Well Service, Ltd.	141,920	298,037
	Tricon Residential, Inc.	40,447	484,677

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Trisura Group, Ltd.	3,798	$141,849
*	Trisura Group, Ltd.	245	9,065
*	Turquoise Hill Resources, Ltd.	6,796	113,415
*	Uni-Select, Inc.	16,616	205,769
#*	Vermilion Energy, Inc.	40,028	287,793
*	Vermilion Energy, Inc.	18,918	136,020
	VersaBank	2,000	21,321
	Wajax Corp.	14,444	257,714
	Waste Connections, Inc.	2,045	259,040
	Waste Connections, Inc.	2,961	375,138
*	Wesdome Gold Mines, Ltd.	50,400	509,817
	West Fraser Timber Co., Ltd.	19,454	1,395,430
#	West Fraser Timber Co., Ltd.	7,824	560,741
#	Western Forest Products, Inc.	171,285	264,973
#	Westshore Terminals Investment Corp.	22,832	394,198
	Wheaton Precious Metals Corp.	8,399	387,614
#	Whitecap Resources, Inc.	222,473	1,018,210
#*	WildBrain, Ltd.	32,791	68,599
	Winpak, Ltd.	10,327	337,473
	WSP Global, Inc.	12,365	1,467,724
#	Yamana Gold, Inc.	349,132	1,564,322
	Yamana Gold, Inc.	3,700	16,613
#*	Yangarra Resources, Ltd.	39,182	42,712
#	Yellow Pages, Ltd.	7,290	83,792
TOTAL CANADA			284,440,546
CHILE — (0.1%)
	AES Gener SA	893,087	114,742
	Aguas Andinas SA, Class A	419,596	85,314
	Banco de Chile	213,351	19,539
#	Banco de Chile, ADR	3,915	71,406
	Banco de Credito e Inversiones SA	5,248	216,452
	Banco Santander Chile, ADR	2,765	54,028
	Besalco SA	160,822	57,218
	CAP SA	23,985	415,613
	Cencosud SA	305,318	553,759
	Cencosud Shopping SA	14,671	22,598
	Cia Sud Americana de Vapores SA	6,550,063	514,245
	Colbun SA	1,072,013	156,800
	Embotelladora Andina SA, ADR, Class B	1,917	27,260
	Empresa Nacional de Telecomunicaciones SA	66,171	318,349
	Empresas CMPC SA	139,125	300,658
	Empresas COPEC SA	21,309	183,920
*	Empresas Hites SA	18,149	3,192
#	Enel Americas SA, ADR	52,803	361,173
	Enel Americas SA	1,224,078	170,123
	Enel Chile SA, ADR	29,101	75,663
	Enel Chile SA	1,250,268	64,895
	Engie Energia Chile SA	105,813	82,809
	Falabella SA	37,462	145,625
	Forus SA	8,525	14,042
	Grupo Security SA	399,250	62,580
	Hortifrut SA	14,772	16,546
	Inversiones Aguas Metropolitanas SA	206,127	110,549
	Inversiones La Construccion SA	13,361	54,577
*	Itau CorpBanca Chile SA	40,249,941	102,258
*	Itau CorpBanca Chile SA, ADR	900	3,411
*	Multiexport Foods SA	25,298	9,333
*	Parque Arauco SA	94,350	119,480

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	PAZ Corp. SA	29,524	$15,578
	Plaza SA	23,849	34,098
*	Ripley Corp. SA	328,431	70,340
	Salfacorp SA	149,065	73,856
	Sigdo Koppers SA	12,552	10,817
	SMU SA	193,983	19,887
	Sociedad Matriz SAAM SA	1,440,321	89,203
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,175	340,813
	SONDA SA	190,611	100,469
	Vina Concha y Toro SA	73,365	127,514
TOTAL CHILE			5,390,732
CHINA — (9.3%)
*	21Vianet Group, Inc., ADR	22,328	386,944
#*	360 DigiTech, Inc., ADR	7,855	166,919
*	360 Security Technology, Inc., Class A	19,500	36,126
*	361 Degrees International, Ltd.	364,000	155,048
*	3SBio, Inc.	415,000	345,785
*	51job, Inc., ADR	5,395	388,548
	5I5J Holding Group Co., Ltd., Class A	67,400	37,546
	AAC Technologies Holdings, Inc.	275,000	1,650,580
	AAG Energy Holdings, Ltd.	70,000	9,910
	Accelink Technologies Co., Ltd., Class A	10,710	45,546
	Addsino Co., Ltd., Class A	14,100	43,030
	Advanced Technology & Materials Co., Ltd., Class A	24,500	37,832
	AECC Aero-Engine Control Co., Ltd., Class A	18,600	59,469
	AECC Aviation Power Co., Ltd., Class A	16,200	137,652
*	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	17,000	22,229
	Agile Group Holdings, Ltd.	954,000	1,043,727
	Agricultural Bank of China, Ltd., Class H	3,201,000	1,067,448
	Aier Eye Hospital Group Co., Ltd., Class A	12,823	117,088
*	Air China, Ltd., Class H	538,000	343,061
	Aisino Corp., Class A	40,611	75,727
	Ajisen China Holdings, Ltd.	255,000	46,892
	Ak Medical Holdings, Ltd.	98,000	121,298
	AKM Industrial Co., Ltd.	100,000	11,980
*	Alibaba Group Holding, Ltd., Sponsored ADR	44,024	8,593,045
*	Alibaba Group Holding, Ltd.	88,500	2,161,413
*	Alibaba Health Information Technology, Ltd.	26,000	40,524
#*	Alibaba Pictures Group, Ltd.	4,290,000	519,442
	A-Living Smart City Services Co., Ltd.	222,500	848,653
*	Alpha Group, Class A	17,100	14,237
*	Aluminum Corp. of China, Ltd., Class H	1,192,000	727,064
	Amoy Diagnostics Co., Ltd., Class A	1,700	21,695
	Angang Steel Co., Ltd., Class H	696,800	476,381
	Angel Yeast Co., Ltd., Class A	8,672	62,901
	Anhui Conch Cement Co., Ltd., Class H	326,500	1,561,617
	Anhui Construction Engineering Group Co., Ltd., Class A	62,100	36,671
	Anhui Expressway Co., Ltd., Class H	114,000	68,131
	Anhui Genuine New Materials Co., Ltd., Class A	5,200	21,078
	Anhui Guangxin Agrochemical Co., Ltd., Class A	14,100	61,668
	Anhui Gujing Distillery Co., Ltd., Class A	2,616	75,557
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	29,900	30,060
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	53,200	42,080
	Anhui Jinhe Industrial Co., Ltd., Class A	6,600	30,216
	Anhui Korrun Co., Ltd., Class A	2,300	5,932
	Anhui Kouzi Distillery Co., Ltd., Class A	12,800	109,103
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	10,000	12,740
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	34,600	51,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Xinhua Media Co., Ltd., Class A	19,800	$13,203
	Anhui Yingjia Distillery Co., Ltd., Class A	14,000	78,214
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	24,000	54,581
	Animal Health Holdings, Inc.	42,000	507
	ANTA Sports Products, Ltd.	169,000	3,679,358
*	Anton Oilfield Services Group	980,000	56,066
	Aoshikang Technology Co., Ltd., Class A	2,600	42,244
*	Aowei Holdings, Ltd.	114,000	11,662
	Apeloa Pharmaceutical Co., Ltd., Class A	16,800	71,943
	APT Satellite Holdings, Ltd.	134,750	40,085
*	Ascletis Pharma, Inc.	95,000	35,876
	Asia Cement China Holdings Corp.	255,500	173,803
	AsiaInfo Technologies, Ltd.	49,600	74,173
	Asymchem Laboratories Tianjin Co., Ltd., Class A	800	49,355
	Ausnutria Dairy Corp., Ltd.	234,000	221,710
	Autobio Diagnostics Co., Ltd., Class A	2,340	22,404
	Avary Holding Shenzhen Co., Ltd., Class A	9,000	51,470
	AVIC Electromechanical Systems Co., Ltd., Class A	37,700	57,884
	AVIC Industry-Finance Holdings Co., Ltd., Class A	73,700	44,209
	AviChina Industry & Technology Co., Ltd., Class H	779,000	583,997
	AVICOPTER P.L.C., Class A	4,300	34,005
	BAIC Motor Corp., Ltd., Class H	710,500	253,648
*	Baidu, Inc., Sponsored ADR	26,492	4,344,953
	BAIOO Family Interactive, Ltd.	138,000	22,516
	Bank of Beijing Co., Ltd., Class A	130,000	86,412
	Bank of Changsha Co., Ltd., Class A	60,500	73,525
	Bank of Chengdu Co., Ltd., Class A	98,400	164,922
	Bank of China, Ltd., Class H	6,545,000	2,274,324
	Bank of Chongqing Co., Ltd., Class H	235,000	139,361
	Bank of Communications Co., Ltd., Class H	1,439,000	832,389
	Bank of Guiyang Co., Ltd., Class A	49,900	51,417
	Bank of Hangzhou Co., Ltd., Class A	83,100	155,957
	Bank of Jiangsu Co., Ltd., Class A	192,400	186,633
	Bank of Nanjing Co., Ltd., Class A	236,600	320,161
	Bank of Ningbo Co., Ltd., Class A	67,700	340,187
	Bank of Shanghai Co., Ltd., Class A	89,793	99,517
#*	Bank of Zhengzhou Co., Ltd., Class H	172,700	40,029
	Baoshan Iron & Steel Co., Ltd., Class A	122,300	149,944
	Baosheng Science and Technology Innovation Co., Ltd., Class A	38,000	23,610
*	Baoye Group Co., Ltd., Class H	78,000	39,246
*	Baozun, Inc., Sponsored ADR	10,967	271,104
*	Baozun, Inc., Class A	2,300	19,167
	BBMG Corp., Class H	767,000	135,270
	Bear Electric Appliance Co., Ltd., Class A	2,000	16,082
	Befar Group Co., Ltd., Class A	48,200	59,714
	Beibuwan Port Co., Ltd., Class A	10,100	12,027
*	BeiGene, Ltd.	5,200	122,827
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	10,600	19,976
	Beijing Capital Development Co., Ltd., Class A	50,627	37,370
	Beijing Capital Eco-Environment Protection Group Co., Ltd., Class A	167,830	82,494
*	Beijing Capital International Airport Co., Ltd., Class H	786,000	451,733
*	Beijing Capital Land, Ltd., Class H	707,000	222,283
#*	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	22,500	60,601
	Beijing Dabeinong Technology Group Co., Ltd., Class A	40,600	49,882
	Beijing E-Hualu Information Technology Co., Ltd., Class A	4,200	17,208
#*	Beijing Energy International Holding Co., Ltd.	1,960,000	64,268
	Beijing Enlight Media Co., Ltd., Class A	10,300	14,224
*	Beijing Enterprises Clean Energy Group, Ltd.	9,445,714	111,755
	Beijing Enterprises Holdings, Ltd.	196,000	609,663

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enterprises Water Group, Ltd.	1,844,000	$676,888
*	Beijing Gas Blue Sky Holdings, Ltd.	2,136,000	23,913
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,390	31,002
*	Beijing Health Holdings, Ltd.	1,836,000	28,624
*	Beijing Jetsen Technology Co., Ltd., Class A	70,230	45,659
	Beijing Jingneng Clean Energy Co., Ltd., Class H	466,000	112,288
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	11,700	8,471
	Beijing Konruns Pharmaceutical Co., Ltd., Class A	2,500	12,325
	Beijing New Building Materials P.L.C., Class A	26,300	132,602
	Beijing North Star Co., Ltd., Class H	286,000	48,222
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	64,300	27,411
*	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	15,100	25,073
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	16,200	128,026
	Beijing Originwater Technology Co., Ltd., Class A	77,800	83,380
*	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	58,600	52,513
	Beijing Shiji Information Technology Co., Ltd., Class A	13,300	41,661
*	Beijing Shougang Co., Ltd., Class A	53,700	58,863
	Beijing Shunxin Agriculture Co., Ltd., Class A	6,300	30,444
	Beijing Sinnet Technology Co., Ltd., Class A	26,200	65,693
	Beijing SL Pharmaceutical Co., Ltd., Class A	11,700	16,812
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	23,273	17,363
	Beijing SuperMap Software Co., Ltd., Class A	6,600	27,831
	Beijing Thunisoft Corp., Ltd., Class A	3,859	10,491
	Beijing Tongrentang Co., Ltd., Class A	12,346	65,528
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	98,000	23,594
	Beijing Yanjing Brewery Co., Ltd., Class A	53,400	51,699
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	16,500	30,875
#	Best Pacific International Holdings, Ltd.	180,000	53,134
	Bestsun Energy Co., Ltd., Class A	42,700	29,861
	Betta Pharmaceuticals Co., Ltd., Class A	2,200	28,180
	Better Life Commercial Chain Share Co., Ltd., Class A	22,300	23,095
	BGI Genomics Co., Ltd., Class A	1,600	27,892
	Biem.L.Fdlkk Garment Co., Ltd., Class A	11,700	42,957
	BII Railway Transportation Technology Holdings Co., Ltd.	104,000	5,354
*	Bilibili, Inc., Class Z	420	35,960
	Blue Sail Medical Co., Ltd., Class A	16,800	53,725
*	Bluedon Information Security Technology Co., Ltd., Class A	41,200	30,145
	Bluefocus Intelligent Communications Group Co., Ltd., Class A	57,800	49,255
	BOE Technology Group Co., Ltd., Class A	253,900	226,296
*	Bohai Leasing Co., Ltd., Class A	144,400	56,608
	Bosideng International Holdings, Ltd.	1,184,000	741,322
	Bright Dairy & Food Co., Ltd., Class A	22,800	45,935
	Bright Real Estate Group Co., Ltd., Class A	44,700	15,381
	Brilliance China Automotive Holdings, Ltd.	1,032,000	727,074
	B-Soft Co., Ltd., Class A	6,045	7,313
*	BTG Hotels Group Co., Ltd., Class A	21,200	61,213
	BYD Co., Ltd., Class H	116,500	3,600,832
	BYD Electronic International Co., Ltd.	504,500	2,562,939
	By-health Co., Ltd., Class A	7,900	33,617
#	C C Land Holdings, Ltd.	758,499	182,544
	C&S Paper Co., Ltd., Class A	22,100	67,178
#*	CA Cultural Technology Group, Ltd.	173,000	65,133
	Cabbeen Fashion, Ltd.	101,000	50,857
	Caitong Securities Co., Ltd., Class A	35,900	54,191
	Camel Group Co., Ltd., Class A	41,308	89,679
	Canny Elevator Co., Ltd., Class A	13,800	17,141
	Canvest Environmental Protection Group Co., Ltd.	166,000	86,550

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Capital Environment Holdings, Ltd.	1,420,000	$32,561
	Carrianna Group Holdings Co., Ltd.	214,000	23,123
	CCS Supply Chain Management Co., Ltd., Class A	10,500	8,645
	CECEP Solar Energy Co., Ltd., Class A	68,300	74,318
*	CECEP Techand Ecology & Environment Co., Ltd., Class A	52,800	22,848
	CECEP Wind-Power Corp., Class A	92,400	60,019
*	Central China Management Co., Ltd.	355,000	88,166
#	Central China Real Estate, Ltd.	355,000	79,153
	Central China Securities Co., Ltd., Class H	241,000	44,061
	CETC Digital Technology Co., Ltd., Class A	10,600	39,343
#	CGN New Energy Holdings Co., Ltd.	866,000	334,579
	CGN Nuclear Technology Development Co., Ltd., Class A	22,700	32,926
	CGN Power Co., Ltd., Class H	841,000	181,788
	Chacha Food Co., Ltd., Class A	6,900	40,332
	Changchun Faway Automobile Components Co., Ltd., Class A	14,500	19,994
	Changchun High & New Technology Industry Group, Inc., Class A	1,700	80,708
	Changjiang Securities Co., Ltd., Class A	53,700	57,452
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	1,200	38,362
	Chaowei Power Holdings, Ltd.	372,000	184,406
	Chaozhou Three-Circle Group Co., Ltd., Class A	7,400	53,391
*	Cheetah Mobile, Inc., ADR	20,368	41,347
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	5,500	10,190
	Chengdu Hongqi Chain Co., Ltd., Class A	29,400	20,700
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	3,300	5,979
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	10,752	31,026
	Chengdu Xingrong Environment Co., Ltd., Class A	33,500	25,768
*	Chifeng Jilong Gold Mining Co., Ltd., Class A	11,500	28,122
	China Aerospace International Holdings, Ltd.	690,000	56,851
	China Aircraft Leasing Group Holdings, Ltd.	85,000	61,126
	China Aoyuan Group, Ltd.	702,000	448,946
	China Baoan Group Co., Ltd., Class A	48,800	161,088
	China BlueChemical, Ltd., Class H	924,000	291,705
#*	China Boton Group Co., Ltd.	130,000	65,946
	China Building Material Test & Certification Group Co., Ltd., Class A	4,620	12,511
	China CAMC Engineering Co., Ltd., Class A	30,400	29,446
	China Chengtong Development Group, Ltd.	788,000	18,169
	China Cinda Asset Management Co., Ltd., Class H	3,007,000	510,768
	China CITIC Bank Corp., Ltd., Class H	1,089,000	487,354
	China Coal Energy Co., Ltd., Class H	804,000	483,464
	China Common Rich Renewable Energy Investments, Ltd.	190,000	22,921
	China Communications Services Corp., Ltd., Class H	916,000	392,963
	China Conch Venture Holdings, Ltd.	413,500	1,507,562
	China Construction Bank Corp., Class H	10,898,000	7,590,930
	China CSSC Holdings, Ltd., Class A	14,000	32,160
*	China CYTS Tours Holding Co., Ltd., Class A	8,700	12,558
	China Datang Corp. Renewable Power Co., Ltd., Class H	865,000	261,673
#*	China Daye Non-Ferrous Metals Mining, Ltd.	1,212,000	19,589
	China Development Bank Financial Leasing Co., Ltd., Class H	70,000	9,649
*	China Dili Group	671,599	175,290
	China Dongxiang Group Co., Ltd.	1,499,000	203,004
	China Eastern Airlines Corp., Ltd., ADR	1,000	18,530
*	China Eastern Airlines Corp., Ltd., Class H	736,000	268,777
	China Education Group Holdings, Ltd.	169,000	306,456
*	China Electronics Huada Technology Co., Ltd.	276,000	31,994
	China Electronics Optics Valley Union Holding Co., Ltd.	824,000	49,730
	China Energy Engineering Corp., Ltd., Class H	726,000	68,130
	China Enterprise Co., Ltd., Class A	69,300	29,209
	China Everbright Bank Co., Ltd., Class H	849,000	289,420
	China Everbright Environment Group, Ltd.	920,111	499,022

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	China Everbright Greentech, Ltd.	282,000	$96,938
	China Everbright Water, Ltd.	52,712	9,382
	China Everbright, Ltd.	398,000	437,448
#	China Evergrande Group	763,000	516,229
#*	China Evergrande New Energy Vehicle Group, Ltd.	38,500	62,183
	China Express Airlines Co., Ltd., Class A	13,700	21,798
	China Feihe Ltd.	65,000	124,963
	China Film Co., Ltd., Class A	31,441	55,996
*	China Financial Services Holdings, Ltd.	19,600	3,216
	China Foods, Ltd.	576,000	186,466
*	China Fortune Land Development Co., Ltd., Class A	103,950	69,848
	China Galaxy Securities Co., Ltd., Class H	954,500	498,719
	China Gas Holdings, Ltd.	549,400	1,691,486
	China Gezhouba Group Co., Ltd., Class A	99,200	127,589
*	China Glass Holdings, Ltd.	202,000	88,214
*	China Grand Automotive Services Group Co., Ltd., Class A	77,200	32,621
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	344,000	273,643
	China Greatwall Technology Group Co., Ltd., Class A	11,800	29,185
*	China Greenland Broad Greenstate Group Co., Ltd.	160,000	6,382
	China Hanking Holdings, Ltd.	274,000	48,735
#	China Harmony Auto Holding, Ltd.	382,500	178,549
*	China High Speed Railway Technology Co., Ltd., Class A	90,100	28,497
*	China High Speed Transmission Equipment Group Co., Ltd.	167,000	103,777
	China Hongqiao Group, Ltd.	627,000	831,303
	China Huarong Asset Management Co., Ltd., Class H	3,800,000	374,076
	China International Capital Corp., Ltd., Class H	365,200	841,246
	China International Marine Containers Group Co., Ltd., Class H	217,800	437,465
#	China Isotope & Radiation Corp.	8,000	28,664
	China Jinmao Holdings Group, Ltd.	1,838,000	513,293
	China Jushi Co., Ltd., Class A	66,065	153,447
	China Kepei Education Group, Ltd.	110,000	63,096
	China Kings Resources Group Co., Ltd., Class A	8,381	36,893
	China Lesso Group Holdings, Ltd.	742,000	1,549,373
	China Life Insurance Co., Ltd., ADR	7,800	65,052
	China Life Insurance Co., Ltd., Class H	495,000	825,038
	China Lilang, Ltd.	281,000	175,610
*	China Literature, Ltd.	54,600	506,690
*	China Logistics Property Holdings Co., Ltd.	162,000	68,891
	China Longyuan Power Group Corp., Ltd., Class H	728,000	1,363,301
*	China Machinery Engineering Corp., Class H	438,000	208,541
#*	China Maple Leaf Educational Systems, Ltd.	350,000	71,254
	China Medical System Holdings, Ltd.	746,000	1,514,980
	China Meheco Co., Ltd., Class A	29,100	49,132
	China Meidong Auto Holdings, Ltd.	226,000	1,219,894
	China Mengniu Dairy Co., Ltd.	697,000	3,784,301
	China Merchants Bank Co., Ltd., Class H	620,500	4,720,486
	China Merchants Energy Shipping Co., Ltd., Class A	87,720	51,303
	China Merchants Land, Ltd.	654,000	85,057
	China Merchants Port Holdings Co., Ltd.	546,675	761,725
	China Merchants Securities Co., Ltd., Class H	51,220	69,802
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	24,700	35,858
#	China Minsheng Banking Corp., Ltd., Class H	958,900	390,089
#	China Modern Dairy Holdings, Ltd.	922,000	166,462
	China Molybdenum Co., Ltd., Class H	621,000	454,535
	China National Accord Medicines Corp., Ltd., Class A	10,100	54,667
	China National Building Material Co., Ltd., Class H	1,810,350	1,960,792
	China National Medicines Corp., Ltd., Class A	13,900	65,438
	China National Nuclear Power Co., Ltd., Class A	285,772	212,878
	China New Higher Education Group, Ltd.	196,000	102,232

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China New Town Development Co., Ltd.	612,500	$7,634
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	57,900	54,216
	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	20,900	155,543
*	China Oceanwide Holdings, Ltd.	1,074,000	22,562
*	China Oil & Gas Group, Ltd.	2,268,000	121,084
	China Oilfield Services, Ltd., Class H	684,000	497,197
	China Oriental Group Co., Ltd.	596,000	190,742
	China Overseas Grand Oceans Group, Ltd.	774,000	445,771
	China Overseas Land & Investment, Ltd.	1,374,000	2,879,826
	China Overseas Property Holdings, Ltd.	665,000	623,298
	China Pacific Insurance Group Co., Ltd., Class H	814,800	2,294,495
	China Petroleum & Chemical Corp., ADR	510	23,317
	China Petroleum & Chemical Corp., Class H	2,528,000	1,155,980
	China Pioneer Pharma Holdings, Ltd.	237,000	32,651
#	China Power International Development, Ltd.	1,000,999	229,165
*	China Properties Group, Ltd.	81,000	3,244
	China Publishing & Media Co., Ltd., Class A	24,900	20,400
	China Railway Group, Ltd., Class H	995,000	461,332
	China Railway Hi-tech Industry Co., Ltd., Class A	34,600	40,930
	China Railway Signal & Communication Corp., Ltd., Class H	506,000	180,996
	China Railway Tielong Container Logistics Co., Ltd., Class A	36,500	26,035
*	China Rare Earth Holdings, Ltd.	768,399	92,119
	China Reinsurance Group Corp., Class H	2,090,000	201,824
	China Renaissance Holdings, Ltd.	28,000	63,444
	China Resources Beer Holdings Co., Ltd.	189,807	1,423,212
	China Resources Cement Holdings, Ltd.	1,088,000	898,840
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	29,700	51,190
	China Resources Gas Group, Ltd.	400,000	2,465,904
	China Resources Land, Ltd.	1,014,000	3,388,643
	China Resources Medical Holdings Co., Ltd.	337,000	312,772
	China Resources Pharmaceutical Group, Ltd.	552,500	295,927
	China Resources Power Holdings Co., Ltd.	344,690	594,227
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	25,580	94,559
	China Sanjiang Fine Chemicals Co., Ltd.	461,000	176,536
	China SCE Group Holdings, Ltd.	1,173,000	409,398
	China Science Publishing & Media, Ltd., Class A	10,400	12,713
#*	China Shanshui Cement Group, Ltd.	204,000	61,033
*	China Shengmu Organic Milk, Ltd.	1,189,000	96,497
	China Shenhua Energy Co., Ltd., Class H	1,060,500	2,006,700
	China Shineway Pharmaceutical Group, Ltd.	147,000	148,894
	China Shuifa Singyes Energy Holdings, Ltd.	342,000	75,884
*	China Silver Group, Ltd.	554,000	44,779
	China South City Holdings, Ltd.	1,822,000	173,647
	China South Publishing & Media Group Co., Ltd., Class A	32,100	41,311
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,392	63,436
*	China Southern Airlines Co., Ltd., Class H	850,000	447,025
	China State Construction Engineering Corp., Ltd., Class A	270,029	186,765
	China State Construction International Holdings, Ltd.	16,000	9,967
*	China Sunshine Paper Holdings Co., Ltd.	260,000	55,283
	China Suntien Green Energy Corp., Ltd., Class H	395,000	204,761
	China Taiping Insurance Holdings Co., Ltd.	613,000	861,115
#	China Tian Lun Gas Holdings, Ltd.	73,500	75,359
#*	China Tianrui Group Cement Co., Ltd.	28,000	21,114
*	China Tianying, Inc., Class A	79,700	51,598
	China Tourism Group Duty Free Corp., Ltd., Class A	2,200	82,284
	China Tower Corp., Ltd., Class H	11,298,000	1,498,777
	China Traditional Chinese Medicine Holdings Co., Ltd.	1,066,000	666,168
	China TransInfo Technology Co., Ltd., Class A	23,100	55,240

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	China Travel International Investment Hong Kong, Ltd.	966,000	$139,018
	China Vanke Co., Ltd., Class H	423,800	1,104,022
#	China Vast Industrial Urban Development Co., Ltd.	191,000	69,756
*	China Vered Financial Holding Corp., Ltd.	2,070,000	22,650
	China Water Affairs Group, Ltd.	244,000	183,892
	China West Construction Group Co., Ltd., Class A	32,100	39,031
*	China Wood Optimization Holding, Ltd.	56,000	4,864
	China World Trade Center Co., Ltd., Class A	11,800	27,887
	China Xinhua Education Group, Ltd.	71,000	16,625
	China XLX Fertiliser, Ltd.	218,000	116,425
	China Yangtze Power Co., Ltd., Class A	66,200	194,971
	China Yongda Automobiles Services Holdings, Ltd.	250,500	467,741
	China Yuhua Education Corp., Ltd.	338,000	209,509
*	China ZhengTong Auto Services Holdings, Ltd.	506,000	79,651
	China Zhenhua Group Science & Technology Co., Ltd., Class A	7,200	91,700
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	40,900	17,321
#*	China Zhongwang Holdings, Ltd.	809,600	162,775
	Chinasoft International, Ltd.	706,000	1,265,872
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	38,900	64,876
*	Chongqing Brewery Co., Ltd., Class A	2,500	59,971
	Chongqing Changan Automobile Co., Ltd., Class A	49,980	142,796
	Chongqing Department Store Co., Ltd., Class A	11,000	44,846
	Chongqing Dima Industry Co., Ltd., Class A	47,700	17,742
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	16,268	36,185
*	Chongqing Fuling Zhacai Group Co., Ltd., Class A	11,400	53,671
	Chongqing Machinery & Electric Co., Ltd., Class H	482,000	30,754
	Chongqing Rural Commercial Bank Co., Ltd., Class H	935,000	348,974
	Chongqing Zhifei Biological Products Co., Ltd., Class A	5,700	139,972
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	17,900	20,200
	Chow Tai Seng Jewellery Co., Ltd., Class A	10,800	30,727
	Chu Kong Shipping Enterprise Group Co., Ltd.	160,000	20,176
	CIFI Holdings Group Co., Ltd.	1,217,305	734,137
	CIMC Enric Holdings, Ltd.	294,000	284,566
*	Cinda Real Estate Co., Ltd., Class A	61,100	30,207
	Cisen Pharmaceutical Co., Ltd., Class A	14,900	29,642
*	CITIC Guoan Information Industry Co., Ltd., Class A	118,600	39,183
*	CITIC Resources Holdings, Ltd.	1,542,000	85,243
	CITIC Securities Co., Ltd., Class H	226,500	504,410
	CITIC, Ltd.	771,000	832,749
*	Citychamp Watch & Jewellery Group, Ltd.	758,000	142,478
	CMST Development Co., Ltd., Class A	63,900	51,919
	CNHTC Jinan Truck Co., Ltd., Class A	14,600	52,246
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	25,900	69,142
	CNOOC Energy Technology & Services, Ltd., Class A	53,200	20,079
	COFCO Biotechnology Co., Ltd., Class A	60,100	79,735
	COFCO Joycome Foods, Ltd.	681,000	198,198
	COFCO Sugar Holding Co., Ltd., Class A	34,300	46,498
#*	Cogobuy Group	206,000	62,140
	Colour Life Services Group Co., Ltd.	231,360	74,840
#	Comba Telecom Systems Holdings, Ltd.	188,000	43,837
	Concord New Energy Group, Ltd.	2,470,000	181,354
	Consun Pharmaceutical Group, Ltd.	207,000	122,182
	Contemporary Amperex Technology Co., Ltd., Class A	11,700	1,004,094
*	Continental Aerospace Technologies Holding, Ltd.	1,270,866	22,567
*	Coolpad Group, Ltd.	858,900	29,854
	COSCO SHIPPING Development Co., Ltd., Class H	1,204,000	224,937
#	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	470,000	177,186
#*	COSCO SHIPPING Holdings Co., Ltd., Class H	1,210,300	1,825,750
	COSCO SHIPPING International Hong Kong Co., Ltd.	224,000	73,272

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Ports, Ltd.	782,182	$558,209
*	Cosmo Lady China Holdings Co., Ltd.	196,000	25,033
	Country Garden Holdings Co., Ltd.	2,759,592	2,697,833
	Country Garden Services Holdings Co., Ltd.	282,712	2,295,590
	CP Pokphand Co., Ltd.	3,320,000	337,562
	CPMC Holdings, Ltd.	299,000	169,505
*	CQ Pharmaceutical Holding Co., Ltd., Class A	26,700	20,579
#*	Crazy Sports Group, Ltd.	846,000	56,509
	CSC Financial Co., Ltd., Class H	101,000	99,731
	CSG Holding Co., Ltd., Class A	62,295	93,821
	CSPC Pharmaceutical Group, Ltd.	3,244,800	4,379,956
	CSSC Science & Technology Co., Ltd., Class A	10,000	16,876
*	CT Environmental Group, Ltd.	1,228,000	10,082
	CTS International Logistics Corp., Ltd., Class A	45,970	92,152
*	CWT International, Ltd.	1,480,000	15,061
*	Cybernaut International Holdings Co., Ltd.	316,000	10,155
	D&O Home Collection Co., Ltd., Class A	6,500	13,347
	Da Ming International Holdings, Ltd.	36,000	15,029
	Daan Gene Co., Ltd., Class A	6,400	21,698
#	DaFa Properties Group, Ltd.	15,000	11,848
	Dali Foods Group Co., Ltd.	752,500	407,690
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	60,800	33,468
	Daqin Railway Co., Ltd., Class A	167,965	153,015
	Dare Power Dekor Home Co., Ltd., Class A	17,700	32,637
	Dashang Co., Ltd., Class A	5,700	16,583
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	6,024	39,651
	Datang International Power Generation Co., Ltd., Class H	592,000	90,614
	Dawnrays Pharmaceutical Holdings, Ltd.	141,000	32,262
	Dazhong Transportation Group Co., Ltd., Class A	59,100	29,958
	Dazzle Fashion Co., Ltd., Class A	4,800	16,092
	DBG Technology Co., Ltd., Class A	14,100	27,305
#	Dexin China Holdings Co., Ltd.	54,000	20,154
	DHC Software Co., Ltd., Class A	38,700	42,700
	Dian Diagnostics Group Co., Ltd., Class A	1,100	6,034
#	Differ Group Holding Co., Ltd.	904,000	285,978
	Digital China Group Co., Ltd., Class A	15,500	45,114
	Digital China Holdings, Ltd.	344,000	197,109
	Digital China Information Service Co., Ltd., Class A	17,800	35,856
	Dong-E-E-Jiao Co., Ltd., Class A	9,100	43,042
	Dongfang Electric Corp., Ltd., Class H	168,400	142,536
	Dongfang Electronics Co., Ltd., Class A	26,700	19,119
	Dongfeng Motor Group Co., Ltd., Class H	924,000	819,671
	Dongjiang Environmental Co., Ltd., Class H	104,400	55,151
	Dongxing Securities Co., Ltd., Class A	27,600	44,091
#	Dongyue Group, Ltd.	894,000	1,877,287
*	DouYu International Holdings, Ltd., ADR	34,662	139,688
	Dynagreen Environmental Protection Group Co., Ltd., Class H	88,000	38,870
	East Group Co., Ltd., Class A	21,700	35,202
	East Money Information Co., Ltd., Class A	11,880	57,296
*	Easy Visible Supply Chain Management Co., Ltd., Class A	18,400	7,208
*	E-Commodities Holdings, Ltd.	948,000	47,644
	Elion Energy Co., Ltd., Class A	30,900	16,967
	ENN Energy Holdings, Ltd.	113,600	2,370,638
	ENN Natural Gas Co., Ltd., Class A	40,000	108,785
*	ESR Cayman, Ltd	49,600	174,335
	Essex Bio-technology, Ltd.	122,000	104,859
	Eternal Asia Supply Chain Management, Ltd., Class A	55,800	47,074
*	EVA Precision Industrial Holdings, Ltd.	414,000	51,262
	Eve Energy Co., Ltd., Class A	3,611	63,304

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Everbright Jiabao Co., Ltd., Class A	35,500	$14,538
	Everbright Securities Co., Ltd., Class H	80,600	62,192
*	EverChina International Holdings Co., Ltd.	335,000	8,059
*	Fang Holdings, Ltd., ADR	930	9,022
	Fangda Carbon New Material Co., Ltd., Class A	80,400	109,695
	Fangda Special Steel Technology Co., Ltd., Class A	69,640	82,661
*	Fangdd Network Group, Ltd.	4,407	7,580
#	Fanhua, Inc., Sponsored ADR	12,110	164,575
	Fantasia Holdings Group Co., Ltd.	753,000	69,818
	Far East Horizon, Ltd.	1,030,000	1,096,241
	FAWER Automotive Parts Co., Ltd., Class A	20,400	17,150
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	26,200	80,780
	Fibocom Wireless, Inc., Class A	3,800	33,499
*	FIH Mobile, Ltd.	1,512,000	206,595
	Financial Street Holdings Co., Ltd., Class A	69,000	60,628
	FinVolution Group, ADR	1,600	10,448
*	First Capital Securities Co., Ltd., Class A	45,400	43,895
	First Tractor Co., Ltd., Class H	102,000	50,883
#	Flat Glass Group Co., Ltd., Class H	116,000	518,748
	Focus Media Information Technology Co., Ltd., Class A	59,500	69,403
	Focused Photonics Hangzhou, Inc., Class A	5,000	8,641
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	13,650	242,744
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	16,500	28,282
	Fosun International, Ltd.	685,072	906,913
*	Founder Securities Co., Ltd., Class A	80,100	109,231
	Fu Shou Yuan International Group, Ltd.	355,000	338,780
	Fuan Pharmaceutical Group Co., Ltd., Class A	23,900	15,610
	Fufeng Group, Ltd.	815,000	261,179
	Fuguiniao Co., Ltd.	37,999	0
	Fujian Funeng Co., Ltd., Class A	13,300	23,556
	Fujian Longking Co., Ltd., Class A	33,901	44,398
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	4,400	9,530
	Fujian Star-net Communication Co., Ltd., Class A	9,800	42,248
	Fujian Sunner Development Co., Ltd., Class A	23,000	66,500
*	Fullshare Holdings, Ltd.	2,975,000	40,106
#	Fusen Pharmaceutical Co., Ltd.	24,000	7,861
*	Futu Holdings, Ltd., ADR	985	100,923
	Fuyao Glass Industry Group Co., Ltd., Class H	234,000	1,489,766
	Gansu Jingyuan Coal Industry and Electricity Power Co., Ltd., Class A	69,800	30,433
	Gansu Qilianshan Cement Group Co., Ltd., Class A	23,800	35,552
	Gansu Shangfeng Cement Co., Ltd., Class A	19,900	48,045
	G-bits Network Technology Xiamen Co., Ltd., Class A	600	41,044
*	GCL New Energy Holdings, Ltd.	1,916,000	91,644
#*	GCL-Poly Energy Holdings, Ltd.	4,837,000	924,309
*	GDS Holdings, Ltd., ADR	4,561	268,917
*	GDS Holdings, Ltd., Class A	39,800	295,099
	Geely Automobile Holdings, Ltd.	1,669,000	5,598,473
	GEM Co., Ltd., Class A	87,500	162,464
	Gemdale Corp., Class A	55,500	72,087
	Gemdale Properties & Investment Corp., Ltd.	1,916,000	207,059
	Genertec Universal Medical Group Co., Ltd.	474,000	392,440
*	Genimous Technology Co., Ltd., Class A	34,000	28,278
	Getein Biotech, Inc., Class A	5,740	16,935
	GF Securities Co., Ltd., Class H	338,800	481,386
	Giant Network Group Co., Ltd., Class A	8,700	14,683
	Gigadevice Semiconductor Beijing, Inc., Class A	980	35,015
*	Glorious Property Holdings, Ltd.	1,282,000	34,180
	GoerTek, Inc., Class A	24,800	146,906
	Goldcard Smart Group Co., Ltd.	9,300	17,222

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Golden Eagle Retail Group, Ltd.	273,000	$240,449
	Golden Throat Holdings Group Co., Ltd.	79,000	18,627
	GoldenHome Living Co., Ltd., Class A	3,640	19,107
	Goldpac Group, Ltd.	120,000	24,575
#*	GOME Retail Holdings, Ltd.	2,956,000	322,996
*	Gosuncn Technology Group Co., Ltd., Class A	16,800	12,627
*	Gotion High-tech Co., Ltd., Class A	10,360	87,971
*	Grand Baoxin Auto Group, Ltd.	386,164	57,632
	Grandblue Environment Co., Ltd., Class A	4,400	14,814
*	Grandjoy Holdings Group Co., Ltd., Class A	63,200	31,666
	Great Wall Motor Co., Ltd., Class H	667,500	3,225,065
	Greattown Holdings, Ltd., Class A	69,200	36,594
	Greatview Aseptic Packaging Co., Ltd.	481,000	204,323
	Gree Electric Appliances, Inc., Class A	30,779	226,526
*	Gree Real Estate Co., Ltd., Class A	23,800	27,575
	Greenland Holdings Corp., Ltd., Class A	116,970	78,360
	Greenland Hong Kong Holdings, Ltd.	549,000	134,431
#	Greentown China Holdings, Ltd.	317,500	350,679
#	Greentown Service Group Co., Ltd.	360,000	391,904
	GRG Banking Equipment Co., Ltd., Class A	12,000	19,424
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	30,000	23,305
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	11,500	13,460
	Guangdong Haid Group Co., Ltd., Class A	11,700	113,967
*	Guangdong HEC Technology Holding Co., Ltd., Class A	74,100	60,661
	Guangdong Hongda Blasting Co., Ltd., Class A	7,300	35,435
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	22,286
	Guangdong Investment, Ltd.	396,000	554,115
	Guangdong Land Holdings, Ltd.	136,000	15,961
	Guangdong Provincial Expressway Development Co., Ltd., Class A	12,000	12,553
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	13,100	13,624
	Guangdong Shirongzhaoye Co., Ltd., Class A	15,300	14,114
	Guangdong South New Media Co., Ltd., Class A	2,800	20,449
	Guangdong Tapai Group Co., Ltd., Class A	34,600	50,319
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	7,200	23,308
*	Guangdong Yueyun Transportation Co., Ltd., Class H	37,000	7,000
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	9,900	13,581
*	Guanghui Energy Co., Ltd., Class A	184,000	114,758
	Guangshen Railway Co., Ltd., Sponsored ADR	600	5,148
*	Guangshen Railway Co., Ltd., Class H	672,000	116,044
	Guangxi Liugong Machinery Co., Ltd., Class A	43,100	48,848
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	12,200	37,803
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	95,300	48,020
	Guangzhou Automobile Group Co., Ltd., Class H	769,200	666,725
	Guangzhou Baiyun International Airport Co., Ltd., Class A	44,100	59,907
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	66,000	178,447
	Guangzhou Haige Communications Group, Inc. Co., Class A	31,800	48,853
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,300	67,794
	Guangzhou R&F Properties Co., Ltd., Class H	740,800	650,061
	Guangzhou Restaurant Group Co., Ltd., Class A	6,720	22,516
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	5,400	92,918
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	6,290	98,708
	Guangzhou Wondfo Biotech Co., Ltd., Class A	2,340	19,589
*	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	13,700	22,402
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	6,000	8,729
*	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	16,400	17,361
*	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	15,700	11,056
	Guizhou Gas Group Corp., Ltd., Class A	21,400	29,791
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	42,371	48,503
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	48,300	66,153

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Guolian Securities Co., Ltd., Class H	130,000	$56,058
	Guomai Technologies, Inc., Class A	8,500	7,645
	Guosen Securities Co., Ltd., Class A	9,100	14,927
*	Guosheng Financial Holding, Inc., Class A	32,300	46,648
	Guotai Junan Securities Co., Ltd., Class H	65,400	82,229
	Guoyuan Securities Co., Ltd., Class A	80,730	89,945
*	Haichang Ocean Park Holdings, Ltd.	628,000	62,495
	Haier Smart Home Co., Ltd., Class A	47,100	182,357
	Haier Smart Home Co., Ltd., Class H	743,999	2,551,674
*	Hailiang Education Group, Inc., ADR	3,061	107,747
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	5,740	14,826
*	Hainan Meilan International Airport Co., Ltd., Class H	50,000	160,600
	Hainan Strait Shipping Co., Ltd., Class A	20,250	17,954
	Haisco Pharmaceutical Group Co., Ltd., Class A	6,200	19,342
	Haitian International Holdings, Ltd.	270,000	987,589
	Haitong Securities Co., Ltd., Class H	404,800	333,613
	Hand Enterprise Solutions Co., Ltd., Class A	15,900	16,676
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	24,500	110,768
	Hangcha Group Co., Ltd., Class A	11,640	28,511
	Hangjin Technology Co., Ltd., Class A	7,000	37,299
	Hangxiao Steel Structure Co., Ltd., Class A	35,100	21,329
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	64,700	39,152
	Hangzhou Century Co., Ltd., Class A	10,200	11,412
	Hangzhou First Applied Material Co., Ltd., Class A	2,520	52,420
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	21,100	113,749
	Hangzhou Robam Appliances Co., Ltd., Class A	11,500	69,352
	Hangzhou Silan Microelectronics Co., Ltd., Class A	10,900	118,063
	Hangzhou Tigermed Consulting Co., Ltd., Class A	1,400	34,291
	Hangzhou Tigermed Consulting Co., Ltd., Class H	3,400	66,030
	Han's Laser Technology Industry Group Co., Ltd., Class A	18,100	103,527
#*	Harbin Bank Co., Ltd., Class H	359,000	42,921
	Harbin Boshi Automation Co., Ltd., Class A	13,300	25,550
	Harbin Electric Co., Ltd., Class H	312,000	78,378
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	28,000	10,857
	HBIS Resources Co., Ltd., Class A	12,100	34,451
#*	HC Group, Inc.	226,000	23,376
	Health and Happiness H&H International Holdings, Ltd.	108,500	389,218
	Hebei Chengde Lolo Co., Class A	17,700	26,720
	Hebei Construction Group Corp., Ltd., Class H	8,500	2,289
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	21,100	69,022
	Hefei Meiya Optoelectronic Technology, Inc., Class A	1,500	11,497
	Heilongjiang Agriculture Co., Ltd., Class A	35,000	80,718
	Hello Group, Inc.	56,336	698,003
	Henan Lingrui Pharmaceutical Co., Class A	6,200	9,647
	Henan Pinggao Electric Co., Ltd., Class A	37,500	37,900
*	Henan Senyuan Electric Co., Ltd., Class A	28,300	11,985
	Henan Shenhuo Coal & Power Co., Ltd., Class A	53,200	96,634
	Henan Shuanghui Investment & Development Co., Ltd., Class A	32,200	128,271
	Henan Yuguang Gold & Lead Co., Ltd., Class A	20,400	18,509
	Henan Zhongyuan Expressway Co., Ltd., Class A	51,100	24,396
	Henderson Investment, Ltd.	129,000	6,810
	Hengan International Group Co., Ltd.	270,000	1,601,548
*	Hengdeli Holdings, Ltd.	1,112,000	44,367
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	31,100	73,483
	Hengli Petrochemical Co., Ltd.,, Class A	60,700	275,147
	Hengtong Optic-electric Co., Ltd., Class A	37,500	74,119
	Hengyi Petrochemical Co., Ltd., Class A	74,250	139,927
	Hesteel Co., Ltd., Class A	335,900	140,458
	Hexing Electrical Co., Ltd., Class A	15,400	29,732

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Hi Sun Technology China, Ltd.	819,000	$137,158
	Hisense Home Appliances Group Co., Ltd., Class H	74,000	86,202
	Hithink RoyalFlush Information Network Co., Ltd., Class A	3,500	50,371
*	Holitech Technology Co., Ltd., Class A	95,400	53,825
	Hongda Xingye Co., Ltd., Class A	56,700	41,222
	Hongfa Technology Co., Ltd., Class A	10,900	111,114
*	Honghua Group, Ltd.	1,432,000	39,574
	Honworld Group, Ltd.	72,000	21,333
	Hope Education Group Co., Ltd.	514,000	96,677
	Hopson Development Holdings, Ltd.	316,000	1,047,250
	Hosa International, Inc.	144,000	1,008
*	Hua Hong Semiconductor, Ltd.	132,000	836,492
	Huaan Securities Co., Ltd., Class A	94,120	74,103
	Huadian Power International Corp., Ltd., Class H	402,000	111,136
	Huadong Medicine Co., Ltd., Class A	28,080	155,041
	Huafa Industrial Co., Ltd. Zhuhai, Class A	44,900	39,904
	Huafon Chemical Co., Ltd., Class A	60,500	115,580
*	Huafon Microfibre Shanghai Technology Co., Ltd.	15,100	11,997
*	Huafu Fashion Co., Ltd., Class A	26,800	20,802
	Huagong Tech Co., Ltd., Class A	5,700	24,796
	Hualan Biological Engineering, Inc., Class A	9,569	54,637
	Huaneng Power International, Inc., Class H	646,000	219,447
*	Huanxi Media Group, Ltd.	20,000	4,641
	Huapont Life Sciences Co., Ltd., Class A	52,000	43,526
	Huatai Securities Co., Ltd., Class H	195,600	259,174
*	Huawen Media Group, Class A	59,000	21,181
	Huaxi Securities Co., Ltd., Class A	51,300	70,077
	Huaxia Bank Co., Ltd., Class A	75,900	64,447
	Huaxin Cement Co., Ltd., Class A	33,600	77,203
	Huayu Automotive Systems Co., Ltd., Class A	38,951	116,691
#	Huazhong In-Vehicle Holdings Co., Ltd.	286,000	73,937
*	Huazhu Group, Ltd., ADR	19,145	861,142
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	96,300	49,713
	Hubei Energy Group Co., Ltd., Class A	31,500	20,314
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	16,900	39,619
*	Hubei Kaile Science & Technology Co., Ltd., Class A	29,520	20,975
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	28,300	107,312
*	Huishang Bank Corp., Ltd., Class H	268,400	88,453
	Hunan Aihua Group Co., Ltd., Class A	5,600	30,313
*	Hunan Gold Corp., Ltd., Class A	43,400	58,482
	Hunan New Wellful Co., Ltd., Class A	12,800	12,057
	Hunan Valin Steel Co., Ltd., Class A	202,040	240,359
	Hundsun Technologies, Inc., Class A	2,520	21,793
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	62,200	100,023
#*	HUYA, Inc., ADR	11,534	147,520
	Hytera Communications Corp., Ltd., Class A	36,400	25,119
*	HyUnion Holding Co., Ltd., Class A	21,900	17,753
*	iDreamSky Technology Holdings, Ltd.	110,000	88,893
	Iflytek Co., Ltd., Class A	4,800	43,657
	IKD Co., Ltd., Class A	5,600	11,587
	IMAX China Holding, Inc.	41,400	57,240
	Industrial & Commercial Bank of China, Ltd., Class H	8,614,000	4,783,294
	Industrial Bank Co., Ltd., Class A	147,900	405,416
	Industrial Securities Co., Ltd., Class A	64,400	88,824
	Infore Environment Technology Group Co., Ltd., Class A	49,800	47,914
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	452,400	200,105
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	15,000	54,786
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	143,500	108,103

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd., Class A	61,600	$22,172
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	35,700	184,974
	Inner Mongolia Yitai Coal Co., Ltd., Class H	52,800	33,969
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	78,600	87,663
*	Innovent Biologics, Inc.	25,500	261,101
	Inspur Electronic Information Industry Co., Ltd., Class A	8,000	37,826
*	Inspur International, Ltd.	132,000	44,229
*	Inspur Software Co., Ltd., Class A	8,000	16,064
*	iQIYI, Inc., ADR	40,270	449,413
*	IRICO Group New Energy Co., Ltd., Class H	4,500	19,159
	Jafron Biomedical Co., Ltd., Class A	4,500	46,852
	Jason Furniture Hangzhou Co., Ltd., Class A	3,300	33,150
	JCET Group Co., Ltd., Class A	27,900	170,048
*	JD.com, Inc., ADR	9,094	644,583
*	JD.com, Inc., Class A	25,750	897,742
	Jiajiayue Group Co., Ltd., Class A	10,300	23,442
	Jiangling Motors Corp., Ltd., Class A	9,800	28,174
	Jiangnan Group, Ltd.	756,000	37,466
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	76,400	26,674
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	65,800	60,040
*	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	5,700	30,656
	Jiangsu Eastern Shenghong Co., Ltd., Class A	55,600	234,740
*	Jiangsu Etern Co., Ltd., Class A	25,300	13,747
	Jiangsu Expressway Co., Ltd., Class H	216,000	230,783
	Jiangsu Guotai International Group Co., Ltd., Class A	47,900	89,440
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	6,596	100,280
	Jiangsu Hengrui Medicine Co., Ltd., Class A	16,353	138,178
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	16,004	40,027
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	38,583	22,420
*	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	14,200	22,711
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	7,987	50,991
	Jiangsu Lihua Animal Husbandry Stock Co., Ltd., Class A	1,975	8,655
	Jiangsu Linyang Energy Co., Ltd., Class A	20,800	35,388
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	18,500	37,959
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	23,100	38,776
	Jiangsu Shagang Co., Ltd., Class A	51,900	57,200
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,000	354,491
	Jiangsu Yangnong Chemical Co., Ltd., Class A	7,600	148,232
	Jiangsu Yoke Technology Co., Ltd., Class A	2,500	41,317
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	11,100	58,676
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	40,600	33,753
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	54,300	38,415
	Jiangsu Zhongtian Technology Co., Ltd., Class A	37,700	44,413
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	78,200	38,878
	Jiangxi Copper Co., Ltd., Class H	345,000	724,332
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	3,300	7,141
	Jiangxi Wannianqing Cement Co., Ltd., Class A	16,700	26,424
	Jiangxi Zhengbang Technology Co., Ltd., Class A	59,300	87,464
	Jiangzhong Pharmaceutical Co., Ltd., Class A	16,900	31,128
	Jiayuan International Group, Ltd.	510,471	198,596
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	21,900	50,439
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	38,300	15,549
	Jinchuan Group International Resources Co., Ltd.	366,000	60,364
	Jinduicheng Molybdenum Co., Ltd., Class A	61,600	67,333
	Jingrui Holdings, Ltd.	262,000	88,687
	Jingwei Textile Machinery Co., Ltd., Class A	17,144	21,456
	Jinke Properties Group Co., Ltd., Class A	44,400	29,630
#*	JinkoSolar Holding Co., Ltd., ADR	15,168	817,404
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	41,400	51,225

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinneng Science&Technology Co., Ltd., Class A	22,700	$56,524
	Jinyu Bio-Technology Co., Ltd., Class A	9,900	27,242
	Jinyuan EP Co., Ltd., Class A	18,500	18,215
	JiuGui Liquor Co., Ltd., Class A	3,100	92,191
	Jiuzhitang Co., Ltd., Class A	27,700	39,047
	Jizhong Energy Resources Co., Ltd., Class A	110,900	69,205
	JL Mag Rare-Earth Co., Ltd., Class A	5,920	37,407
	JNBY Design, Ltd.	135,500	284,018
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	16,900	30,900
	Joinn Laboratories China Co., Ltd., Class A	1,700	50,129
	Jointown Pharmaceutical Group Co., Ltd., Class A	49,600	108,323
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	6,600	37,464
	Joy City Property, Ltd.	1,858,000	101,847
	Joyoung Co., Ltd., Class A	11,416	44,454
	JOYY, Inc., ADR	20,495	1,095,458
	JSTI Group, Class A	30,744	29,788
	Ju Teng International Holdings, Ltd.	328,000	68,135
	Juewei Food Co., Ltd., Class A	4,700	49,798
	Juneyao Airlines Co., Ltd., Class A	46,500	85,106
	Kaisa Group Holdings, Ltd.	1,273,142	345,829
	Kaisa Prosperity Holdings, Ltd.	12,750	41,900
	Kaiser China Cultural Co., Ltd., Class A	13,000	15,704
	Kaishan Group Co., Ltd., Class A	4,700	10,135
*	Kangda International Environmental Co., Ltd.	244,000	20,740
#*	Kasen International Holdings, Ltd.	310,000	33,501
	Kingboard Holdings, Ltd.	273,500	1,432,888
	Kingboard Laminates Holdings, Ltd.	697,000	1,398,137
	KingClean Electric Co., Ltd., Class A	3,500	16,171
*	Kingdee International Software Group Co., Ltd.	69,000	215,500
	Kingsoft Corp., Ltd.	314,800	1,473,022
	Konka Group Co., Ltd., Class A	25,800	23,829
	KPC Pharmaceuticals, Inc., Class A	24,300	34,831
	Kunlun Energy Co., Ltd.	1,904,000	1,646,100
	Kunlun Tech Co., Ltd., Class A	16,900	44,435
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	4,100	9,187
	Kweichow Moutai Co., Ltd., Class A	5,138	1,338,241
	KWG Group Holdings, Ltd.	651,500	715,014
	KWG Living Group Holdings, Ltd.	325,750	311,579
*	Lanzhou Lishang Guochao Industrial Group Co., Ltd., Class A	25,500	24,769
	Lao Feng Xiang Co., Ltd., Class A	3,800	28,063
	Laobaixing Pharmacy Chain JSC, Class A	8,777	59,565
	LB Group Co., Ltd., Class A	32,000	148,464
	Lee & Man Chemical Co., Ltd.	38,000	29,375
	Lee & Man Paper Manufacturing, Ltd.	696,000	519,707
#	Lee's Pharmaceutical Holdings, Ltd.	116,500	59,738
	Legend Holdings Corp., Class H	198,500	282,723
	Lenovo Group, Ltd.	3,464,000	3,230,118
	Lens Technology Co., Ltd., Class A	33,900	133,689
	Leo Group Co., Ltd., Class A	145,700	52,693
	Lepu Medical Technology Beijing Co., Ltd., Class A	12,700	50,813
*	LexinFintech Holdings, Ltd., ADR	38,480	302,453
	Leyard Optoelectronic Co., Ltd., Class A	75,300	111,162
	Li Ning Co., Ltd.	486,000	5,132,798
	LianChuang Electronic Technology Co., Ltd., Class A	12,320	33,261
*	Lianhua Supermarket Holdings Co., Ltd., Class H	64,000	7,981
	Liaoning Cheng Da Co., Ltd., Class A	20,500	62,122
	Lier Chemical Co., Ltd., Class A	6,500	31,361
*	Lifestyle China Group, Ltd.	232,000	34,292
*	Lifetech Scientific Corp.	712,000	398,522

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	LingNan Eco&Culture-Tourism Co., Ltd., Class A	57,600	$24,901
	Lingyi iTech Guangdong Co., Class A	80,300	86,066
*	Link Motion, Inc., Sponsored ADR	31,632	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	14,000	20,798
	Livzon Pharmaceutical Group, Inc., Class H	36,971	139,544
	Logan Group Co., Ltd.	634,000	675,583
	Loncin Motor Co., Ltd., Class A	55,897	28,804
	Long Yuan Construction Group Co., Ltd., Class A	40,000	25,929
	Longfor Group Holdings, Ltd.	475,000	2,207,897
	LONGi Green Energy Technology Co., Ltd., Class A	59,360	793,465
	Lonking Holdings, Ltd.	1,099,000	342,528
	Luenmei Quantum Co., Ltd., Class A	19,608	25,909
	Luolai Lifestyle Technology Co., Ltd., Class A	9,300	16,421
	Luoniushan Co., Ltd., Class A	14,100	14,701
#*	Luoyang Glass Co., Ltd., Class H	28,000	45,873
	Luxi Chemical Group Co., Ltd., Class A	47,000	146,233
	Luxshare Precision Industry Co., Ltd., Class A	24,909	143,155
#	Luye Pharma Group, Ltd.	724,000	389,385
	Luzhou Laojiao Co., Ltd., Class A	9,000	239,436
*	LVGEM China Real Estate Investment Co., Ltd.	376,000	88,482
	Maccura Biotechnology Co., Ltd., Class A	3,900	21,790
*	Macrolink Culturaltainment Development Co., Ltd., Class A	40,600	12,780
	Mango Excellent Media Co., Ltd., Class A	6,102	52,159
#*	Maoyan Entertainment	111,400	140,747
*	Maoye International Holdings, Ltd.	446,000	18,326
*	Markor International Home Furnishings Co., Ltd., Class A	50,200	28,991
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	6,400	25,057
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	16,900	19,718
*	Meitu, Inc.	549,000	110,855
*	Meituan, Class B	22,600	625,374
	Metallurgical Corp. of China, Ltd., Class H	834,000	254,637
	Midea Group Co., Ltd., Class A	52,200	514,913
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	2,200	30,172
	Min Xin Holdings, Ltd.	48,000	24,470
	Ming Yang Smart Energy Group, Ltd., Class A	31,800	106,523
*	Mingfa Group International Co., Ltd.	299,000	20,244
	Minmetals Land, Ltd.	846,000	85,871
	Minsheng Education Group Co., Ltd.	92,000	13,603
	Minth Group, Ltd.	494,000	2,089,142
*	Misho Ecology & Landscape Co., Ltd., Class A	11,600	5,832
	MLS Co., Ltd., Class A	32,700	82,211
*	MMG, Ltd.	1,556,000	793,470
*	MOBI Development Co., Ltd.	274,000	14,125
#	Modern Land China Co., Ltd.	351,000	28,835
*	Montnets Cloud Technology Group Co., Ltd., Class A	10,400	37,172
	Muyuan Foods Co., Ltd., Class A	30,067	197,131
*	Myhome Real Estate Development Group Co., Ltd., Class A	43,700	10,969
	MYS Group Co., Ltd., Class A	47,900	24,061
*	Nan Hai Corp., Ltd.	7,550,000	51,662
	NanJi E-Commerce Co., Ltd., Class A	47,100	74,887
	Nanjing Hanrui Cobalt Co., Ltd., Class A	2,300	31,599
	Nanjing Iron & Steel Co., Ltd., Class A	58,300	33,846
*	Nanjing Sample Technology Co., Ltd., Class H	45,500	29,223
	Nanjing Securities Co., Ltd., Class A	25,800	41,190
	Nanjing Xinjiekou Department Store Co., Ltd., Class A	30,600	42,702
	NARI Technology Co., Ltd., Class A	45,120	219,756
*	Natural Food International Holding, Ltd.	98,000	5,817
*	Nature Home Holding Co., Ltd.	199,000	40,203
	NetDragon Websoft Holdings, Ltd.	71,000	165,803

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NetEase, Inc., ADR	47,366	$4,841,279
	New China Life Insurance Co., Ltd., Class H	290,300	794,319
*	New Hope Liuhe Co., Ltd., Class A	39,700	70,257
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	88,360	191,741
#*	New Oriental Education & Technology Group, Inc.	42,000	90,693
*	New World Department Store China, Ltd.	182,000	30,226
	Newland Digital Technology Co., Ltd., Class A	17,900	42,826
	Nexteer Automotive Group, Ltd.	346,000	432,432
	Nine Dragons Paper Holdings, Ltd.	946,000	1,193,652
	Ninestar Corp., Class A	14,400	80,226
	Ningbo Construction Co., Ltd., Class A	28,900	15,368
	Ningbo Huaxiang Electronic Co., Ltd., Class A	14,300	42,891
	Ningbo Joyson Electronic Corp., Class A	33,700	132,483
	Ningbo Orient Wires & Cables Co., Ltd., Class A	12,900	49,395
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	30,922	68,661
	Ningbo Tuopu Group Co., Ltd., Class A	9,300	48,838
	Ningbo Yunsheng Co., Ltd., Class A	34,900	56,017
	Ningbo Zhoushan Port Co., Ltd., Class A	111,900	64,158
	Ningxia Baofeng Energy Group Co., Ltd., Class A	9,000	21,872
	Ningxia Jiaze New Energy Co., Ltd., Class A	51,600	32,709
*	NIO, Inc., ADR	5,516	246,455
#*	Niu Technologies, Sponsored ADR	1,856	47,514
*	Noah Holdings, Ltd., Sponsored ADR	3,563	137,532
	Norinco International Cooperation, Ltd., Class A	27,600	30,951
	North Huajin Chemical Industries Co., Ltd., Class A	47,400	46,612
	Northeast Pharmaceutical Group Co., Ltd., Class A	13,074	10,421
	Northeast Securities Co., Ltd., Class A	43,500	52,555
	NSFOCUS Technologies Group Co., Ltd., Class A	14,100	49,252
#*	NVC International Holdings, Ltd.	1,091,000	26,936
*	Oceanwide Holdings Co., Ltd., Class A	82,800	25,562
*	Offcn Education Technology Co., Ltd., Class A	4,700	9,511
	Offshore Oil Engineering Co., Ltd., Class A	83,400	53,201
	OFILM Group Co., Ltd., Class A	46,000	52,570
	Oppein Home Group, Inc., Class A	1,400	31,240
	Opple Lighting Co., Ltd., Class A	10,400	39,935
	ORG Technology Co., Ltd., Class A	67,184	53,884
*	Orient Group, Inc., Class A	113,200	50,768
	Orient Securities Co., Ltd., Class H	192,400	166,730
	Oriental Pearl Group Co., Ltd., Class A	69,700	84,455
*	Ourpalm Co., Ltd., Class A	51,000	30,153
	Ovctek China, Inc., Class A	1,680	23,811
*	Overseas Chinese Town Asia Holdings, Ltd.	120,000	22,539
	Pacific Online, Ltd.	129,000	28,523
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	210,400	93,288
	PCI Technology Group Co., Ltd., Class A	30,640	35,657
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	113,300	39,686
	People's Insurance Co. Group of China, Ltd. (The), Class H	1,098,000	340,741
	Perennial Energy Holdings, Ltd.	80,000	15,446
	Perfect World Co., Ltd., Class A	17,000	42,043
	PetroChina Co., Ltd., Class H	3,612,000	1,508,883
	PharmaBlock Sciences Nanjing, Inc., Class A	1,560	35,799
	PhiChem Corp., Class A	7,100	24,194
*	Phoenix Media Investment Holdings, Ltd.	556,000	38,720
	Phoenix New Media, Ltd., ADR	9,125	12,410
	PICC Property & Casualty Co., Ltd., Class H	1,308,000	1,056,623
*	Pinduoduo, Inc., ADR	1,070	98,023
	Ping An Bank Co., Ltd., Class A	129,800	355,874
#*	Ping An Healthcare and Technology Co., Ltd.	18,700	174,967
	Ping An Insurance Group Co. of China, Ltd., Class H	878,500	7,687,613

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	70,500	$75,961
*	Polaris Bay Group Co., Ltd., Class A	35,100	50,973
*	Poly Developments and Holdings Group Co., Ltd., Class A	31,800	49,379
	Poly Property Group Co., Ltd.	982,000	239,132
	Poly Property Services Co., Ltd., Class H	19,800	111,909
	Postal Savings Bank of China Co., Ltd., Class H	1,149,000	742,179
*	Pou Sheng International Holdings, Ltd.	921,000	183,667
	Power Construction Corp. of China, Ltd., Class A	153,500	115,963
	Powerlong Real Estate Holdings, Ltd.	818,000	553,436
	Prinx Chengshan Holding, Ltd.	10,000	10,641
	Proya Cosmetics Co., Ltd., Class A	1,200	30,007
	Q Technology Group Co., Ltd.	154,000	263,677
	Qianhe Condiment and Food Co., Ltd., Class A	5,160	19,195
	Qingdao East Steel Tower Stock Co., Ltd., Class A	17,100	22,472
	Qingdao Gon Technology Co., Ltd., Class A	4,700	16,897
	Qingdao Hanhe Cable Co., Ltd., Class A	29,200	16,490
	Qingdao Port International Co., Ltd., Class H	81,000	41,719
	Qingdao TGOOD Electric Co., Ltd., Class A	14,200	66,075
	Qingdao Topscomm Communication, Inc., Class A	6,800	8,279
	Qingling Motors Co., Ltd., Class H	330,000	70,071
	Qinhuangdao Port Co., Ltd., Class H	125,500	19,693
*	Qudian, Inc., Sponsored ADR	72,373	130,995
	Rainbow Digital Commercial Co., Ltd., Class A	31,800	28,990
	Raisecom Technology Co., Ltd., Class A	5,700	6,328
	Rastar Group, Class A	39,100	18,806
	Raytron Technology Co., Ltd., Class A	1,700	29,756
	Realcan Pharmaceutical Group Co., Ltd., Class A	39,500	23,583
	Red Avenue New Materials Group Co., Ltd., Class A	3,400	39,651
*	Red Star Macalline Group Corp., Ltd., Class H	145,068	85,320
	Redco Properties Group, Ltd.	656,000	187,496
#	Redsun Properties Group, Ltd.	198,000	58,372
	Renhe Pharmacy Co., Ltd., Class A	37,500	57,342
	REXLot Holdings, Ltd.	4,800,000	2,409
	Rianlon Corp., Class A	4,200	23,450
*	RISE Education Cayman, Ltd., ADR	4,037	4,885
	Risen Energy Co., Ltd., Class A	7,900	24,710
	RiseSun Real Estate Development Co., Ltd., Class A	117,500	82,906
	Road King Infrastructure, Ltd.	83,000	96,733
	Rongan Property Co., Ltd., Class A	57,100	21,095
	Rongsheng Petro Chemical Co., Ltd., Class A	56,150	162,321
#	Ronshine China Holdings, Ltd.	326,500	169,560
	Runjian Co., Ltd., Class A	5,100	22,285
	SAIC Motor Corp, Ltd., Class A	38,465	109,528
	Sailun Group Co., Ltd., Class A	71,500	101,410
	Sanan Optoelectronics Co., Ltd., Class A	12,000	79,362
*	SanFeng Intelligent Equipment Group Co., Ltd., Class A	30,204	18,124
	Sangfor Technologies, Inc., Class A	900	33,846
	Sanquan Food Co., Ltd., Class A	14,960	35,357
	Sansteel Minguang Co., Ltd. Fujian, Class A	51,200	70,478
	Sany Heavy Equipment International Holdings Co., Ltd.	370,000	406,142
	Sany Heavy Industry Co., Ltd., Class A	102,600	395,949
*	Saurer Intelligent Technology Co., Ltd., Class A	42,600	16,369
	SDIC Power Holdings Co., Ltd., Class A	35,400	46,570
	Sealand Securities Co., Ltd., Class A	118,519	71,897
	Seazen Group, Ltd.	1,108,000	824,768
	Seazen Holdings Co., Ltd. , Class A	52,300	257,057
	S-Enjoy Service Group Co., Ltd.	42,000	95,933
	SF Holding Co., Ltd., Class A	27,200	249,712
	SGIS Songshan Co., Ltd., Class A	57,100	42,351

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shaanxi Coal Industry Co., Ltd., Class A	227,700	$394,802
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	89,700	133,863
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	31,342	97,859
#	Shandong Chenming Paper Holdings, Ltd., Class H	114,250	61,747
#	Shandong Gold Mining Co., Ltd., Class H	165,250	292,032
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	10,600	45,164
	Shandong Hi-speed Co., Ltd., Class A	12,100	11,553
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	33,930	163,093
	Shandong Humon Smelting Co., Ltd., Class A	8,400	15,357
	Shandong Linglong Tyre Co., Ltd., Class A	15,500	89,994
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	13,500	18,860
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	6,300	13,026
	Shandong Nanshan Aluminum Co., Ltd., Class A	227,335	180,604
	Shandong New Beiyang Information Technology Co., Ltd., Class A	15,500	20,572
	Shandong Publishing & Media Co., Ltd., Class A	21,300	17,329
	Shandong Sinocera Functional Material Co., Ltd., Class A	3,000	21,804
	Shandong Sun Paper Industry JSC, Ltd., Class A	64,200	115,328
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	664,000	1,191,362
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	116,200	57,151
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	18,900	29,044
*	Shanghai 2345 Network Holding Group Co., Ltd., Class A	167,900	49,454
	Shanghai AJ Group Co., Ltd., Class A	28,600	28,640
	Shanghai Bailian Group Co., Ltd., Class A	16,000	37,811
	Shanghai Baosight Software Co., Ltd., Class A	7,930	82,134
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	5,075	12,285
	Shanghai Electric Group Co., Ltd., Class H	694,000	171,664
	Shanghai Electric Power Co., Ltd., Class A	16,600	17,431
	Shanghai Environment Group Co., Ltd., Class A	24,600	42,596
	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	11,165	26,959
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	62,000	568,210
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	8,000	32,233
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	93,000	52,507
	Shanghai Industrial Development Co., Ltd., Class A	38,400	24,170
	Shanghai Industrial Holdings, Ltd.	218,000	332,856
	Shanghai Industrial Urban Development Group, Ltd.	1,013,600	86,278
	Shanghai International Airport Co., Ltd., Class A	5,000	29,912
	Shanghai International Port Group Co., Ltd., Class A	38,600	29,509
	Shanghai Jahwa United Co., Ltd., Class A	6,400	48,238
	Shanghai Jin Jiang Capital Co., Ltd., Class H	702,000	145,313
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	3,200	20,105
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	10,600	19,071
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	21,300	38,302
	Shanghai M&G Stationery, Inc., Class A	7,700	84,372
	Shanghai Maling Aquarius Co., Ltd., Class A	27,800	31,925
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	19,900	44,656
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	285,300	608,887
	Shanghai Pudong Construction Co., Ltd., Class A	21,500	20,190
	Shanghai Pudong Development Bank Co., Ltd., Class A	192,834	270,038
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	4,130	82,049
	Shanghai RAAS Blood Products Co., Ltd., Class A	35,000	39,846
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	2,200	11,027
*	Shanghai Shenda Co., Ltd., Class A	26,200	15,774
	Shanghai Shimao Co., Ltd., Class A	73,800	38,029
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	26,000	37,405
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	17,300	21,030
	Shanghai Tunnel Engineering Co., Ltd., Class A	82,200	62,176
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	19,200	40,456
	Shanghai Wanye Enterprises Co., Ltd., Class A	8,160	32,532
	Shanghai Weaver Network Co., Ltd., Class A	2,160	23,704

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	33,213	$50,250
*	Shanghai Zendai Property, Ltd.	1,300,000	8,329
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	28,700	32,527
	Shanxi Blue Flame Holding Co., Ltd., Class A	30,100	27,120
	Shanxi Coking Co., Ltd., Class A	56,160	42,794
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	131,500	180,662
	Shanxi Lanhua Sci-Tech Venture Co., Ltd., Class A	32,700	44,237
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	70,500	136,898
*	Shanxi Meijin Energy Co., Ltd., Class A	103,500	139,394
	Shanxi Securities Co., Ltd., Class A	18,460	18,020
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	159,000	251,675
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	5,040	224,094
	Shanying International Holding Co., Ltd., Class A	140,300	70,018
	Shede Spirits Co., Ltd., Class A	6,500	182,088
	Shenergy Co., Ltd., Class A	31,800	28,254
*	Shengda Resources Co., Ltd., Class A	12,200	25,301
	Shenghe Resources Holding Co., Ltd., Class A	19,700	75,505
*	Shengjing Bank Co., Ltd., Class H	152,500	135,476
	Shengyi Technology Co., Ltd., Class A	18,531	79,081
	Shennan Circuits Co., Ltd., Class A	4,085	77,068
	Shenwan Hongyuan Group Co., Ltd., Class H	120,800	30,494
	Shenzhen Agricultural Products Group Co., Ltd., Class A	18,100	15,583
*	Shenzhen Airport Co., Ltd., Class A	46,800	50,518
	Shenzhen Aisidi Co., Ltd., Class A	36,600	53,730
	Shenzhen Anche Technologies Co., Ltd., Class A	2,200	8,291
	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	29,100	13,486
	Shenzhen Capchem Technology Co., Ltd., Class A	1,700	30,103
	Shenzhen Center Power Tech Co., Ltd., Class A	5,700	16,743
	Shenzhen Comix Group Co., Ltd., Class A	8,600	10,701
	Shenzhen Das Intellitech Co., Ltd., Class A	35,900	20,722
	Shenzhen Desay Battery Technology Co., Class A	5,075	32,626
	Shenzhen Energy Group Co., Ltd., Class A	33,500	44,561
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	15,480	42,679
	Shenzhen Expressway Co., Ltd., Class H	178,000	168,194
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	11,900	27,077
	Shenzhen FRD Science & Technology Co., Ltd.	7,869	26,403
	Shenzhen Gas Corp., Ltd., Class A	35,600	39,852
	Shenzhen Gongjin Electronics Co., Ltd., Class A	24,700	37,365
	Shenzhen Goodix Technology Co., Ltd., Class A	2,700	49,998
*	Shenzhen Grandland Group Co., Ltd., Class A	32,000	12,248
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	10,900	44,517
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	16,400	38,401
	Shenzhen Heungkong Holding Co., Ltd., Class A	67,300	18,482
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	19,300	12,038
	Shenzhen Inovance Technology Co., Ltd., Class A	6,600	79,837
	Shenzhen International Holdings, Ltd.	653,639	861,580
	Shenzhen Investment, Ltd.	1,293,262	363,440
	Shenzhen Jinjia Group Co., Ltd., Class A	35,900	54,540
	Shenzhen Kaifa Technology Co., Ltd., Class A	6,700	19,174
	Shenzhen Kinwong Electronic Co., Ltd., Class A	8,900	40,830
	Shenzhen Laibao Hi-tech Co., Ltd., Class A	11,200	17,186
	Shenzhen Megmeet Electrical Co., Ltd., Class A	8,600	41,381
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	3,821	231,818
*	Shenzhen MTC Co., Ltd., Class A	72,100	69,864
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	82,000	40,422
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	112,906	112,913
*	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	9,700	40,868
	Shenzhen SC New Energy Technology Corp., Class A	1,800	45,524
*	Shenzhen SDG Information Co., Ltd., Class A	17,200	19,687

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sinovatio Technology Co., Ltd., Class A	2,880	$15,744
	Shenzhen Sunline Tech Co., Ltd., Class A	6,900	15,788
	Shenzhen Sunlord Electronics Co., Ltd., Class A	9,800	61,538
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	16,600	38,686
	Shenzhen Sunway Communication Co., Ltd., Class A	17,700	71,102
	Shenzhen Tagen Group Co., Ltd., Class A	50,500	38,672
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	34,383	38,682
	Shenzhen World Union Group, Inc., Class A	22,800	26,320
	Shenzhen Yan Tian Port Holding Co., Ltd., Class A	36,700	28,975
	Shenzhen Yinghe Technology Co., Ltd., Class A	5,100	21,318
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	16,700	69,892
	Shenzhen Zhenye Group Co., Ltd., Class A	20,300	13,906
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	27,400	22,221
	Shenzhou International Group Holdings, Ltd.	187,200	4,154,581
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	29,750	38,761
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	15,540	45,305
	Shimao Group Holdings, Ltd.	733,000	1,446,864
	Shinva Medical Instrument Co., Ltd., Class A	4,600	14,437
	Shoucheng Holdings, Ltd.	676,800	152,547
	Shougang Fushan Resources Group, Ltd.	925,525	233,531
*	Shouhang High-Tech Energy Co., Ltd., Class A	58,700	19,194
*	Shui On Land, Ltd.	1,562,500	249,593
*	Siasun Robot & Automation Co., Ltd., Class A	18,000	31,096
	Sichuan Chuantou Energy Co., Ltd., Class A	16,200	27,479
*	Sichuan Development Lomon Co., Ltd., Class A	16,200	27,551
	Sichuan Expressway Co., Ltd., Class H	138,000	30,750
*	Sichuan Haite High-tech Co., Ltd., Class A	10,800	26,123
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	207,700	77,246
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	2,700	7,239
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	26,919	76,583
	Sichuan Languang Development Co., Ltd., Class A	83,260	30,733
	Sichuan Shuangma Cement Co., Ltd., Class A	11,400	32,343
	Sichuan Swellfun Co., Ltd., Class A	4,400	69,675
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	5,900	18,944
	Sichuan Yahua Industrial Group Co., Ltd., Class A	15,200	77,162
	Sieyuan Electric Co., Ltd., Class A	11,000	48,694
	Sihuan Pharmaceutical Holdings Group, Ltd.	1,583,000	538,856
*	Silver Grant International Holdings Group, Ltd.	676,000	53,009
	Sino Biopharmaceutical, Ltd.	1,948,250	1,655,031
	Sino Wealth Electronic, Ltd., Class A	5,720	61,778
	Sinocare, Inc., Class A	5,900	27,565
	Sinochem International Corp., Class A	74,300	89,015
	Sinofert Holdings, Ltd.	910,000	158,108
	Sinolink Securities Co., Ltd., Class A	39,100	65,027
*	Sinolink Worldwide Holdings, Ltd.	1,173,600	43,084
	Sinoma International Engineering Co., Class A	54,000	88,937
	Sinoma Science & Technology Co., Ltd., Class A	32,600	129,626
	Sinomach Automobile Co., Ltd., Class A	14,500	11,184
	Sino-Ocean Group Holding, Ltd.	1,280,000	267,211
	Sinopec Engineering Group Co., Ltd., Class H	659,000	375,700
	Sinopec Kantons Holdings, Ltd.	530,000	188,991
*	Sinopec Oilfield Service Corp., Class H	954,000	78,602
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,240,000	258,337
	Sinopharm Group Co., Ltd., Class H	524,400	1,375,089
	Sino-Platinum Metals Co., Ltd., Class A	6,630	28,477
	Sinosoft Technology Group, Ltd.	234,400	35,682
	Sinotrans, Ltd., Class H	858,000	317,405
	Sinotruk Hong Kong, Ltd.	435,500	746,548
	Skshu Paint Co., Ltd., Class A	2,548	60,471

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyfame Realty Holdings, Ltd.	1,586,000	$187,621
	Skyworth Digital Co., Ltd., Class A	21,087	26,947
*	Skyworth Group, Ltd.	408,239	112,155
*	SOHO China, Ltd.	1,065,500	395,172
*	Sohu.com, Ltd., ADR	5,397	107,238
*	Sou Yu Te Group Co., Ltd., Class A	52,900	13,186
*	South Manganese Investment, Ltd.	460,000	74,003
*	Sparkle Roll Group, Ltd.	648,000	16,345
*	Spring Airlines Co., Ltd., Class A	6,800	50,006
*	SPT Energy Group, Inc.	558,000	17,844
	SSY Group, Ltd.	897,026	575,932
*	Starrise Media Holdings, Ltd.	122,000	2,136
	Sun King Technology Group, Ltd.	206,000	104,127
*	Sunac China Holdings, Ltd.	869,000	2,254,839
*	Sunac Services Holdings, Ltd.	27,960	75,846
	Sun-Create Electronics Co., Ltd., Class A	900	5,119
	Sunflower Pharmaceutical Group Co., Ltd., Class A	9,900	23,324
	Sunfly Intelligent Technology Co., Ltd., Class A	10,400	18,702
	Sungrow Power Supply Co., Ltd., Class A	26,100	681,422
*	Suning Universal Co., Ltd., Class A	63,500	56,853
*	Suning.com Co., Ltd., Class A	59,800	54,712
	Sunny Optical Technology Group Co., Ltd.	111,200	3,376,201
	Sunresin New Materials Co., Ltd., Class A	5,540	76,651
	Sunshine 100 China Holdings, Ltd.	272,000	40,243
	Sunward Intelligent Equipment Co., Ltd., Class A	35,600	47,825
	Sunwoda Electronic Co., Ltd., Class A	25,282	132,641
	Suofeiya Home Collection Co., Ltd., Class A	5,000	14,797
	Suzhou Anjie Technology Co., Ltd., Class A	6,200	11,898
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	20,500	14,179
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	32,800	107,527
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	62,300	66,024
	Suzhou Maxwell Technologies Co., Ltd., Class A	1,440	145,940
	Suzhou Secote Precision Electronic Co., Ltd., Class A	3,500	19,949
	Suzhou TFC Optical Communication Co., Ltd., Class A	2,160	11,403
#	Symphony Holdings, Ltd.	680,000	77,990
*	Tahoe Group Co., Ltd., Class A	28,500	8,671
	Taiji Computer Corp., Ltd., Class A	5,319	19,152
	Tang Palace China Holdings, Ltd.	222,000	22,992
	Tangrenshen Group Co., Ltd., Class A	20,000	18,198
	Tangshan Jidong Cement Co., Ltd., Class A	37,308	68,775
	TangShan Port Group Co., Ltd., Class A	160,437	60,442
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	53,000	101,301
*	Taung Gold International, Ltd.	4,680,000	15,625
	TBEA Co., Ltd., Class A	66,500	156,296
	TCL Electronics Holdings, Ltd.	327,666	166,991
	TCL Technology Group Corp., Class A	15,500	17,779
	Tech-Bank Food Co., Ltd., Class A	31,360	27,320
	Ten Pao Group Holdings, Ltd.	116,000	34,182
	Tencent Holdings, Ltd.	442,200	26,668,263
*	Tencent Music Entertainment Group, ADR	16,894	178,570
	Thunder Software Technology Co., Ltd., Class A	1,190	26,974
	Tian An China Investment Co., Ltd.	148,000	86,421
	Tian Di Science & Technology Co., Ltd., Class A	122,500	80,835
*	Tian Ge Interactive Holdings, Ltd.	239,000	37,693
#	Tiangong International Co., Ltd.	390,000	196,672
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	5,700	35,622
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	120,000	49,361
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	78,900	53,262
	Tianjin Guangyu Development Co., Ltd., Class A	32,600	22,080

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Port Development Holdings, Ltd.	1,154,000	$86,121
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	16,100	125,134
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	15,500	61,842
#	Tianli Education International Holdings, Ltd.	145,000	40,047
	Tianma Microelectronics Co., Ltd., Class A	28,800	62,566
#	Tianneng Power International, Ltd.	346,000	663,892
	Tianshui Huatian Technology Co., Ltd., Class A	47,600	105,036
*	Tianyun International Holdings, Ltd.	138,000	27,542
	Tibet Summit Resources Co., Ltd., Class A	8,600	34,336
	Tibet Tianlu Co., Ltd., Class A	16,348	16,072
*	Tibet Water Resources, Ltd.	405,000	39,680
	Times China Holdings, Ltd.	104,000	98,354
	Tingyi Cayman Islands Holding Corp.	810,000	1,460,364
	Titan Wind Energy Suzhou Co., Ltd., Class A	59,400	101,399
	TK Group Holdings, Ltd.	96,000	34,753
	Toly Bread Co., Ltd., Class A	4,060	17,437
	Tomson Group, Ltd.	220,196	52,893
	Tong Ren Tang Technologies Co., Ltd., Class H	231,000	170,321
*	Tongcheng-Elong Holdings, Ltd.	180,800	406,886
#*	Tongda Group Holdings, Ltd.	1,660,000	63,182
*	Tongding Interconnection Information Co., Ltd., Class A	13,900	8,877
	TongFu Microelectronics Co., Ltd., Class A	16,800	60,670
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	38,825	66,540
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	29,700	22,551
	Tongkun Group Co., Ltd., Class A	47,200	189,875
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	43,400	63,016
	Tongling Nonferrous Metals Group Co., Ltd., Class A	247,850	141,235
	Tongwei Co., Ltd., Class A	42,537	285,616
	Tongyu Heavy Industry Co., Ltd., Class A	44,600	23,469
#	Top Spring International Holdings, Ltd.	91,000	15,099
*	Topchoice Medical Corp., Class A	1,200	58,846
	Topsec Technologies Group, Inc., Class A	15,700	44,460
	Topsports International Holdings, Ltd.	23,000	32,098
	Towngas China Co., Ltd.	231,928	152,382
	Transfar Zhilian Co., Ltd., Class A	55,900	61,512
	TravelSky Technology, Ltd., Class H	287,000	487,550
*	Trigiant Group, Ltd.	330,000	27,604
*	Trip.com Group, Ltd., ADR	76,161	1,974,855
#	Tsaker Chemical Group, Ltd.	108,500	20,956
	Tsingtao Brewery Co., Ltd., Class H	86,000	679,722
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	141,300	45,148
*	Tuniu Corp., Sponsored ADR	18,660	37,693
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	34,100	23,908
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	3,800	112,675
	Unilumin Group Co., Ltd., Class A	18,296	26,941
	Uni-President China Holdings, Ltd.	628,000	631,429
	Unisplendour Corp., Ltd., Class A	21,300	87,083
	United Energy Group, Ltd.	3,974,000	541,828
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	14,000	29,811
	Valiant Co., Ltd., Class A	15,700	44,139
	Vats Liquor Chain Store Management JSC, Ltd., Class A	5,100	26,335
	Vatti Corp., Ltd., Class A	27,300	29,309
*	VCredit Holdings, Ltd.	23,000	15,720
	Victory Giant Technology Huizhou Co., Ltd., Class A	19,700	76,403
	Vinda International Holdings, Ltd.	110,000	310,709
*	Vipshop Holdings, Ltd., ADR	161,481	2,685,429
	Visual China Group Co., Ltd., Class A	8,757	15,116
*	Wanda Film Holding Co., Ltd., Class A	7,300	14,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wangfujing Group Co., Ltd., Class A	9,800	$39,244
	Wangneng Environment Co., Ltd., Class A	12,800	32,092
	Wangsu Science & Technology Co., Ltd., Class A	37,100	35,681
	Wanhua Chemical Group Co., Ltd., Class A	37,900	670,278
	Want Want China Holdings, Ltd.	1,659,000	1,119,835
	Wanxiang Qianchao Co., Ltd., Class A	48,700	41,366
	Wasion Holdings, Ltd.	254,000	80,436
	Wasu Media Holding Co., Ltd., Class A	33,200	36,367
#*	Weibo Corp., Sponsored ADR	17,425	982,770
	Weichai Power Co., Ltd., Class H	787,000	1,724,933
	Weifu High-Technology Group Co., Ltd., Class A	15,900	49,830
	Weihai Guangwei Composites Co., Ltd., Class A	2,800	29,666
	Weiqiao Textile Co., Class H	176,000	55,508
	Wellhope Foods Co., Ltd., Class A	19,600	28,628
	Wens Foodstuffs Group Co., Ltd., Class A	74,840	145,971
	West China Cement, Ltd.	1,502,000	224,486
	Western Region Gold Co., Ltd., Class A	8,700	15,437
	Western Securities Co., Ltd., Class A	63,600	72,610
	Wharf Holdings, Ltd. (The)	417,000	1,414,944
	Will Semiconductor Co., Ltd., Class A	900	42,269
	Wingtech Technology Co., Ltd., Class A	1,500	25,467
	Wisdom Education International Holdings Co., Ltd.	282,000	61,079
	Wolong Electric Group Co., Ltd., Class A	27,800	55,407
	Wuchan Zhongda Group Co., Ltd., Class A	121,200	110,126
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	18,500	16,902
	Wuhan Department Store Group Co., Ltd., Class A	15,200	24,789
	Wuhan Guide Infrared Co., Ltd., Class A	8,680	36,910
	Wuhan Jingce Electronic Group Co., Ltd., Class A	4,500	50,694
*	Wuhan P&S Information Technology Co., Ltd., Class A	45,100	48,633
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	2,400	39,393
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	13,100	39,357
	Wuhu Token Science Co., Ltd., Class A	56,700	78,918
	Wuliangye Yibin Co., Ltd., Class A	22,600	775,555
	WUS Printed Circuit Kunshan Co., Ltd., Class A	35,423	72,653
	WuXi AppTec Co., Ltd., Class H	17,639	390,973
*	Wuxi Biologics Cayman, Inc.	27,000	412,405
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	8,000	94,463
	Wuxi Taiji Industry Co., Ltd., Class A	41,000	59,362
	XCMG Construction Machinery Co., Ltd., Class A	82,300	74,347
*	XD, Inc.	10,200	64,837
	Xiabuxiabu Catering Management China Holdings Co., Ltd.	253,000	225,373
	Xiamen C & D, Inc., Class A	68,600	75,173
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	12,045	29,677
	Xiamen Faratronic Co., Ltd., Class A	5,100	141,696
	Xiamen International Airport Co., Ltd., Class A	5,200	12,355
	Xiamen International Port Co., Ltd., Class H	488,000	52,760
	Xiamen Intretech, Inc., Class A	9,180	54,307
	Xiamen ITG Group Corp., Ltd., Class A	48,620	53,524
	Xiamen Kingdomway Group Co., Class A	7,423	39,554
	Xiamen Meiya Pico Information Co., Ltd., Class A	7,500	21,881
	Xiamen Tungsten Co., Ltd., Class A	31,500	146,463
	Xiamen Xiangyu Co., Ltd., Class A	52,100	58,195
	Xiandai Investment Co., Ltd., Class A	58,000	35,527
*	Xiaomi Corp., Class B	337,800	1,106,388
	Xilinmen Furniture Co., Ltd., Class A	4,500	18,257
	Xinfengming Group Co., Ltd., Class A	23,200	69,077
	Xingda International Holdings, Ltd.	462,938	97,200
	Xingfa Aluminium Holdings, Ltd.	55,000	86,740

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinhu Zhongbao Co., Ltd., Class A	168,300	$76,506
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	129,000	83,499
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	197,747	371,575
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	37,900	21,636
	Xinjiang Tianshan Cement Co., Ltd., Class A	24,600	46,649
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	5,280	14,639
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	51,100	91,159
#	Xinte Energy Co., Ltd., Class H	34,800	79,699
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	103,000	64,642
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	33,700	96,963
	Xinyi Energy Holdings, Ltd.	252,000	161,904
	Xinyi Solar Holdings, Ltd.	1,590,273	3,203,240
	Xinyu Iron & Steel Co., Ltd., Class A	95,802	116,279
	Xinyuan Real Estate Co., Ltd., ADR	22,525	46,852
#	Xtep International Holdings, Ltd.	385,131	535,593
	Xuji Electric Co., Ltd., Class A	31,400	69,413
*	Xunlei, Ltd., ADR	27,524	100,187
	Yadea Group Holdings, Ltd.	600,000	1,032,554
*	YaGuang Technology Group Co., Ltd., Class A	7,900	15,527
*	Yanchang Petroleum International, Ltd.	1,420,000	10,381
	Yango Group Co., Ltd., Class A	100,000	67,753
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	12,000	17,150
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	5,800	52,524
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	6,900	33,084
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	12,900	37,130
	Yantai Eddie Precision Machinery Co., Ltd., Class A	3,300	18,388
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	19,600	114,948
	YanTai Shuangta Food Co., Ltd., Class A	9,700	16,976
	Yantai Tayho Advanced Materials Co., Ltd., Class A	10,200	32,387
	Yanzhou Coal Mining Co., Ltd., Class H	1,122,000	1,667,980
*	Yashili International Holdings, Ltd.	408,000	32,728
	Yealink Network Technology Corp., Ltd., Class A	5,000	71,552
	Yeebo International Holdings, Ltd.	76,000	31,772
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	114,800	88,518
*	Yida China Holdings, Ltd.	84,000	10,320
	Yifan Pharmaceutical Co., Ltd., Class A	9,300	19,667
	Yifeng Pharmacy Chain Co., Ltd., Class A	8,780	66,439
	Yihai International Holding, Ltd.	139,000	838,462
	Yijiahe Technology Co., Ltd., Class A	2,884	27,249
	Yintai Gold Co., Ltd., Class A	45,360	64,199
	Yip's Chemical Holdings, Ltd.	84,000	55,110
*	Yiren Digital, Ltd., Sponsored ADR	18,856	76,555
	Yixintang Pharmaceutical Group Co., Ltd., Class A	8,200	37,036
	Yonghui Superstores Co., Ltd., Class A	72,800	45,576
	Yonyou Network Technology Co., Ltd., Class A	4,300	23,906
	Yotrio Group Co., Ltd., Class A	27,700	14,273
	Youngor Group Co., Ltd., Class A	88,720	87,560
	Youzu Interactive Co., Ltd., Class A	11,700	24,679
	YTO Express Group Co., Ltd., Class A	12,800	17,917
	Yuexiu Property Co., Ltd.	670,800	624,626
	Yuexiu Transport Infrastructure, Ltd.	238,000	125,557
	Yum China Holdings, Inc.	58,101	3,613,301
	Yunda Holding Co., Ltd., Class A	48,610	98,377
*	Yunnan Aluminium Co., Ltd., Class A	64,800	143,362
	Yunnan Baiyao Group Co., Ltd., Class A	3,500	53,766
	Yunnan Copper Co., Ltd., Class A	41,200	86,872
	Yunnan Energy New Material Co., Ltd., Class A	6,200	239,247
*	Yunnan Tin Co., Ltd., Class A	46,900	127,599
	Yunnan Water Investment Co., Ltd., Class H	54,000	7,920

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yutong Bus Co., Ltd., Class A	43,440	$76,506
	Yuzhou Group Holdings Co., Ltd.	1,335,426	275,226
	ZBOM Home Collection Co., Ltd., Class A	5,040	20,463
#*	Zepp Health Corp., ADR	2,605	29,020
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	1,000	56,892
	Zhaojin Mining Industry Co., Ltd., Class H	309,500	302,539
	Zhefu Holding Group Co., Ltd., Class A	31,900	27,747
*	Zhejiang Century Huatong Group Co., Ltd., Class A	57,180	49,512
	Zhejiang Chint Electrics Co., Ltd., Class A	36,602	240,357
	Zhejiang Communications Technology Co., Ltd.	23,300	17,927
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	25,400	16,971
	Zhejiang Crystal-Optech Co., Ltd., Class A	17,700	37,519
	Zhejiang Dahua Technology Co., Ltd., Class A	36,344	119,272
	Zhejiang Dingli Machinery Co., Ltd., Class A	5,480	47,740
	Zhejiang Expressway Co., Ltd., Class H	400,000	337,699
	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	8,900	19,088
	Zhejiang Hailiang Co., Ltd., Class A	63,100	111,248
	Zhejiang Hangmin Co., Ltd., Class A	18,000	12,996
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	35,400	41,510
	Zhejiang Huace Film & Television Co., Ltd., Class A	17,900	15,773
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	25,600	77,422
	Zhejiang Huayou Cobalt Co., Ltd., Class A	4,600	93,812
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	38,900	55,284
	Zhejiang Jianfeng Group Co., Ltd., Class A	9,500	15,372
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	4,900	36,820
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	5,800	30,210
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	6,300	62,403
*	Zhejiang Jingu Co., Ltd., Class A	27,500	23,172
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	9,360	11,296
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	40,500	19,731
	Zhejiang Juhua Co., Ltd., Class A	44,800	81,943
	Zhejiang Longsheng Group Co., Ltd., Class A	72,600	138,138
	Zhejiang Medicine Co., Ltd., Class A	26,043	64,437
	Zhejiang Meida Industrial Co., Ltd., Class A	14,800	34,363
	Zhejiang Narada Power Source Co., Ltd., Class A	25,000	55,891
	Zhejiang NHU Co., Ltd., Class A	32,230	129,520
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	31,590	18,565
	Zhejiang Runtu Co., Ltd., Class A	37,200	51,146
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	28,370	94,213
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	41,160	232,476
	Zhejiang Semir Garment Co., Ltd., Class A	49,100	74,081
	Zhejiang Supor Co., Ltd., Class A	3,300	26,497
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	7,380	31,408
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	41,400	33,696
	Zhejiang Wanliyang Co., Ltd., Class A	40,300	55,321
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	13,290	57,251
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	37,700	111,591
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	4,100	38,170
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	17,400	29,790
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	15,800	54,023
	Zhejiang Yankon Group Co., Ltd., Class A	40,200	22,631
	Zhejiang Yasha Decoration Co., Ltd., Class A	25,400	28,632
	Zhejiang Yinlun Machinery Co., Ltd., Class A	12,800	24,387
#	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	99,800	117,029
	Zhenro Properties Group, Ltd.	249,000	139,029
*	Zheshang Securities Co., Ltd., Class A	34,300	59,051
	Zhong An Group, Ltd.	1,185,000	56,548
*	ZhongAn Online P&C Insurance Co., Ltd., Class H	10,800	58,638
	Zhongji Innolight Co., Ltd., Class A	6,100	40,384

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongjin Gold Corp., Ltd., Class A	30,000	$38,180
	Zhongshan Broad Ocean Motor Co., Ltd., Class A	52,500	53,511
	Zhongshan Public Utilities Group Co., Ltd., Class A	20,300	24,172
	Zhongsheng Group Holdings, Ltd.	280,500	2,585,155
*	Zhongtian Financial Group Co., Ltd., Class A	133,355	44,916
	Zhongyu Gas Holdings, Ltd.	189,477	162,567
	Zhongyuan Environment-Protection Co., Ltd., Class A	18,500	16,977
#	Zhou Hei Ya International Holdings Co., Ltd.	229,500	198,997
*	Zhuzhou CRRC Times Electric Co., Ltd., Class H	214,500	1,675,584
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	2,900	34,530
	Zhuzhou Kibing Group Co., Ltd., Class A	73,800	238,272
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	46,700	86,410
	Zijin Mining Group Co., Ltd., Class H	2,378,000	3,372,460
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	406,800	350,363
	ZTE Corp., Class H	160,360	572,931
	ZTO Express Cayman, Inc., ADR	80,944	2,190,345
TOTAL CHINA			385,474,774
COLOMBIA — (0.1%)
	Banco de Bogota SA	4,188	73,749
	Bancolombia SA, Sponsored ADR	5,146	146,404
	Bancolombia SA	13,361	93,369
	Celsia SA ESP	133,798	139,456
	Cementos Argos SA	49,858	71,933
*	CEMEX Latam Holdings SA	45,944	43,243
*	Corp. Financiera Colombiana SA	31,755	239,760
	Ecopetrol SA	343,135	232,974
	Grupo Argos SA	74,124	192,860
	Grupo Aval Acciones y Valores SA, ADR	15,916	83,082
	Grupo de Inversiones Suramericana SA	21,332	95,163
	Grupo Energia Bogota SA ESP	61,864	40,344
	Grupo Nutresa SA	33,010	176,201
	Interconexion Electrica SA ESP	65,066	366,101
	Mineros SA	11,167	10,640
	Promigas SA ESP	11,599	20,054
TOTAL COLOMBIA			2,025,333
CZECH REPUBLIC — (0.0%)
	CEZ A.S.	19,780	548,701
*	Komercni banka A.S.	7,405	274,879
	O2 Czech Republic A.S.	13,360	163,087
	Philip Morris CR A.S.	60	40,527
TOTAL CZECH REPUBLIC			1,027,194
DENMARK — (1.6%)
*	ALK-Abello A.S.	1,854	914,036
#	Alm Brand A.S.	29,528	214,383
	Ambu A.S., Class B	5,839	216,023
	AP Moller - Maersk A.S., Class A	218	582,802
	AP Moller - Maersk A.S., Class B	219	607,774
*	Bang & Olufsen A.S.	38,004	211,811
	BankNordik P/F	1,133	30,165
*	Bavarian Nordic A.S.	21,139	857,939
*	Brodrene Hartmann A.S.	1,589	128,210
	Carlsberg A.S., Class B	13,795	2,549,115
	Chemometec A.S.	954	152,726
	Chr Hansen Holding A.S.	16,177	1,454,808
	Coloplast A.S., Class B	7,723	1,412,255

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Columbus A.S.	29,642	$50,546
	D/S Norden A.S.	14,223	405,932
	Danske Bank A.S.	82,240	1,441,339
#*	Demant A.S.	19,799	1,210,065
*	Dfds A.S.	14,528	802,420
*	Drilling Co. of 1972 A.S. (The)	3,667	141,450
	DSV Panalpina A.S.	9,916	2,417,203
	FLSmidth & Co. A.S.	16,862	624,972
*	Genmab A.S.	6,427	2,904,868
	GN Store Nord A.S.	44,914	3,935,965
	H Lundbeck A.S.	21,573	650,981
*	H+H International A.S., Class B	9,383	316,512
*	ISS A.S.	45,968	1,084,783
	Jeudan A.S.	1,225	50,962
*	Jyske Bank A.S.	23,137	1,122,693
	Matas A.S.	11,391	203,076
	Netcompany Group A.S.	4,599	568,155
*	Nilfisk Holding A.S.	11,981	420,437
*	NKT A.S.	13,785	655,065
#	NNIT A.S.	5,091	109,703
	North Media A.S.	1,904	33,371
	Novo Nordisk A.S., Class B	144,089	13,338,502
	Novozymes A.S., Class B	25,792	2,026,343
	Orsted A.S.	6,113	906,681
	Pandora A.S.	42,470	5,493,792
*	Parken Sport & Entertainment A.S.	2,257	28,272
	Per Aarsleff Holding A.S.	8,213	353,963
	Ringkjoebing Landbobank A.S.	9,915	1,125,849
	Rockwool International A.S., Class A	1,772	818,335
	Rockwool International A.S., Class B	2,203	1,168,969
	Royal Unibrew A.S.	19,787	2,681,417
#	RTX A.S.	3,370	93,082
	Scandinavian Tobacco Group A.S., Class A	23,976	491,178
	Schouw & Co., A.S.	5,347	572,076
	SimCorp A.S.	15,314	2,127,820
	Solar A.S., Class B	2,972	289,028
	Spar Nord Bank A.S.	38,522	463,084
	Sydbank A.S.	27,804	851,210
*	Tivoli A.S.	652	90,462
	Topdanmark A.S.	16,733	852,099
#	TORM P.L.C., Class A	14,637	125,562
	Tryg A.S.	47,378	1,170,936
	UIE P.L.C.	639	174,034
#	Vestas Wind Systems A.S.	91,565	3,376,417
*	Zealand Pharma A.S.	7,652	231,938
TOTAL DENMARK			67,333,594
EGYPT — (0.0%)
*	Commercial International Bank Egypt S.A.E., GDR	33,637	122,214
*	Commercial International Bank Egypt S.A.E., GDR	26,696	96,906
*	Egyptian Financial Group-Hermes Holding Co., GDR	6,886	11,155
TOTAL EGYPT			230,275
FINLAND — (1.2%)
	Aktia Bank Oyj	18,893	264,865
	Alma Media Oyj	7,872	104,446
	Atria Oyj, Class A	5,381	78,404
*	BasWare Oyj	560	25,785

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Bittium Oyj	6,855	$51,153
	Cargotec Oyj, Class B	11,454	615,712
	Caverion Oyj	20,214	175,381
	Citycon Oyj	15,706	138,155
	Digia Oyj	4,257	40,448
	Elisa Oyj	23,629	1,518,664
	Enento Group Oyj	1,242	56,708
#*	Finnair Oyj	388,234	311,235
	Fiskars Oyj Abp	9,074	222,373
	Fortum Oyj	81,677	2,250,223
	F-Secure Oyj	26,483	129,898
	Harvia Oyj	397	28,938
	HKScan Oyj, Class A	13,829	35,532
	Huhtamaki Oyj	43,186	2,300,101
	Kemira Oyj	76,521	1,289,570
	Kesko Oyj, Class A	25,288	982,124
	Kesko Oyj, Class B	85,416	3,661,096
	Kojamo Oyj	23,302	574,525
#	Kone Oyj, Class B	24,211	2,005,315
	Konecranes Oyj, Class A	23,775	1,023,361
	Lassila & Tikanoja Oyj	17,978	318,151
	Metsa Board Oyj	40,805	451,067
	Metso Outotec Oyj	171,696	1,949,456
	Neles Oyj	31,139	481,728
	Neste Oyj	41,460	2,548,578
*	Nokia Oyj	357,465	2,196,386
*	Nokia Oyj	66,112	405,788
	Nokian Renkaat Oyj	52,616	2,219,105
	Nordea Bank Abp	201,732	2,362,364
	Nordea Bank Abp	3,250	38,142
	Olvi Oyj, Class A	5,575	349,894
	Oriola Oyj, Class B	71,422	164,716
	Orion Oyj, Class A	8,341	355,218
	Orion Oyj, Class B	38,175	1,624,937
*	Outokumpu Oyj	140,430	1,001,906
	Pihlajalinna Oyj	890	12,455
	Ponsse Oyj	3,929	200,369
	Raisio Oyj, Class V	13,212	61,976
*	Rapala VMC Oyj	4,345	52,309
	Revenio Group Oyj	7,382	599,040
	Sampo Oyj, Class A	42,505	2,045,706
	Sanoma Oyj	54,111	1,003,580
	Stora Enso Oyj, Class R	105,372	2,086,542
	Teleste Oyj	754	5,586
	Terveystalo Oyj	1,798	24,442
	TietoEVRY Oyj	18,537	623,480
	Tokmanni Group Corp.	24,258	700,389
	UPM-Kymmene Oyj	64,431	2,632,997
	Uponor Oyj	16,645	530,827
	Vaisala Oyj, Class A	4,331	201,288
	Valmet Oyj	77,800	3,246,821
	Wartsila OYJ Abp	94,983	1,430,871
#	YIT Oyj	51,764	313,876
TOTAL FINLAND			50,124,002
FRANCE — (5.2%)
	ABC arbitrage	6,200	52,684
*	Accor SA	26,429	935,325
#*	Aeroports de Paris	3,577	433,591

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Air Liquide SA	31,685	$5,510,289
*	Airbus SE	46,119	6,326,080
#*	Akka Technologies	5,906	329,907
	AKWEL	4,438	127,926
#	Albioma SA	14,179	566,580
*	Alstom SA	15,576	646,036
	Altamir	3,771	104,633
	Alten SA	9,932	1,578,847
	Amundi SA	7,669	708,258
	Arkema SA	37,485	4,771,256
	Assystem SA	2,373	85,403
#*	Atari SA	17,547	7,570
	Atos SE	33,872	1,619,850
	Aubay	3,407	196,416
	AXA SA	141,282	3,658,783
	Axway Software SA	3,324	111,984
	Bastide le Confort Medical	1,878	106,042
*	Beneteau SA	17,013	278,060
*	Bigben Interactive	6,565	120,145
	BioMerieux	1,447	172,535
	BNP Paribas SA	75,527	4,605,571
	Boiron SA	3,519	182,648
	Bollore SA	192,166	1,073,885
	Bonduelle SCA	9,646	241,340
	Bourbon Corp.	4,401	0
	Bouygues SA	71,560	2,758,025
	Bureau Veritas SA	63,856	2,108,763
	Burelle SA	16	13,703
	Capgemini SE	23,575	5,095,799
	Carrefour SA	150,117	2,788,314
*	Casino Guichard Perrachon SA	18,513	523,351
*	Cegedim SA	2,736	92,508
*	CGG SA	315,177	220,337
	Chargeurs SA	6,064	157,421
	Cie de Saint-Gobain	85,407	6,104,743
#*	Cie des Alpes	11,970	174,643
	Cie Generale des Etablissements Michelin SCA	36,581	5,975,225
	Cie Plastic Omnium SA	36,230	1,149,828
#*	Claranova SADIR	4,482	41,203
	CNP Assurances	34,280	582,698
*	Coface SA	41,198	517,151
	Credit Agricole SA	65,620	914,973
	Danone SA, Sponsored ADR	930	13,690
	Danone SA	53,856	3,961,297
	Dassault Aviation SA	24	28,576
	Dassault Systemes SE	13,035	719,039
	Delta Plus Group	100	10,493
*	Derichebourg SA	50,289	531,200
	Edenred	23,642	1,373,504
	Eiffage SA	35,461	3,615,059
	Electricite de France SA	81,164	985,294
	Electricite de Strasbourg SA	236	31,337
*	Elior Group SA	42,103	288,614
*	Elis SA	68,675	1,231,534
	Engie SA	109,817	1,464,443
*	Eramet SA	4,210	336,657
	EssilorLuxottica SA	11,553	2,181,009
*	Etablissements Maurel et Prom SA	7,093	15,885
	Eurazeo SE	1,949	188,783

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Eurofins Scientific SE	32,600	$3,899,361
#*	Europcar Mobility Group	134,060	79,378
	Eutelsat Communications SA	78,756	856,949
*	Exel Industries, Class A	664	65,495
	Faurecia SE	43,546	1,943,567
	Faurecia SE	4,445	202,530
	Fnac Darty SA	9,670	671,215
	Gaztransport Et Technigaz SA	7,924	635,408
	Getlink SE	34,722	556,197
*	GL Events	2,338	37,201
	Groupe Crit	1,957	159,019
	Groupe Gorge SA	782	14,682
	Guerbet	4,015	149,727
*	Haulotte Group SA	4,122	29,331
	Hermes International	2,765	4,227,065
	HEXAOM	1,748	91,077
*	ID Logistics Group	1,050	336,267
#	Iliad SA	2,434	524,539
	Imerys SA	14,116	653,854
	Infotel SA	254	15,068
	Ipsen SA	4,669	498,931
	IPSOS	18,653	866,586
	Jacquet Metals SACA	7,037	168,191
*	JCDecaux SA	31,152	849,797
	Kaufman & Broad SA	9,388	416,556
	Kering SA	5,623	5,044,611
#	Korian SA	31,391	1,191,676
*	Lagardere SA	27,324	762,130
	Laurent-Perrier	280	33,869
	Lectra	12,530	510,535
	Legrand SA	33,168	3,737,896
	Linedata Services	2,487	120,070
	LISI	10,273	350,245
	LNA Sante SA	2,659	167,531
	L'Oreal SA	5,558	2,542,749
	LVMH Moet Hennessy Louis Vuitton SE	21,810	17,462,547
	Maisons du Monde SA	5,640	129,050
	Manitou BF SA	3,915	128,738
	Manutan International	283	26,324
	Mersen SA	7,475	296,926
#*	METabolic EXplorer SA	10,529	52,674
	Metropole Television SA	18,765	375,751
	Nexans SA	10,687	1,022,889
	Nexity SA	19,250	969,702
#*	Nicox	5,711	21,879
	NRJ Group	7,862	57,265
#*	Oeneo SA	10,332	159,081
*	OL Groupe SA	7,499	19,839
*	Onxeo SA	18,073	12,523
	Orange SA	535,579	5,960,530
	Orpea SA	11,147	1,415,528
	Pernod Ricard SA	5,241	1,156,723
	Pharmagest Interactive	247	27,773
	Plastiques Du Val De Loire	5,908	46,353
	Publicis Groupe SA, ADR	2,568	40,754
	Publicis Groupe SA	84,258	5,319,260
	Quadient SA	14,778	433,755
*	Rallye SA	5,019	33,391
#*	Recylex SA	5,631	2,315

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Remy Cointreau SA	571	$125,432
*	Renault SA	49,492	1,879,738
	Rexel SA	90,924	1,919,579
	Robertet SA	144	170,922
	Rothschild & Co.	10,385	388,652
	Rubis SCA	18,143	727,810
	Safran SA	11,575	1,514,870
	Sanofi	41,889	4,317,634
#	Sartorius Stedim Biotech	3,380	1,929,452
	Savencia SA	1,851	148,428
	Schneider Electric SE	19,747	3,307,392
	Schneider Electric SE	523	87,844
	SCOR SE	56,519	1,578,385
	SEB SA	9,099	1,511,873
	Seche Environnement SA	808	46,870
	SES SA, Class A	161,593	1,245,782
	Societe BIC SA	9,439	639,924
	Societe Generale SA	96,106	2,814,531
	Societe Marseillaise du Tunnel Prado-Carenage SA	433	10,840
	Societe pour l'Informatique Industrielle	3,659	151,008
*	Sodexo SA	7,839	667,926
*	SOITEC	6,172	1,479,697
#*	Solocal Group	29,165	55,045
	Somfy SA	3,652	699,248
	Sopra Steria Group SACA	7,112	1,413,714
	SPIE SA	40,989	970,886
	Stef SA	2,121	246,552
	STMicroelectronics NV	49,318	2,029,621
#	STMicroelectronics NV	9,590	395,779
	Suez SA	60,158	1,403,281
	Sword Group	2,456	132,141
	Synergie SE	3,392	148,868
	Teleperformance	9,074	3,827,382
	Television Francaise 1	34,570	330,082
	Thales SA	17,041	1,788,534
	Thermador Groupe	1,268	141,392
	Tikehau Capital SCA	355	11,139
	Total Gabon	398	63,977
	TotalEnergies SE	176,070	7,677,833
	Trigano SA	4,185	905,218
*	Ubisoft Entertainment SA	25,742	1,631,883
	Union Financiere de France BQE SA	1,562	32,887
	Valeo	106,552	3,081,038
*	Vallourec SA	19,762	191,731
	Veolia Environnement SA, ADR	1,217	40,003
	Veolia Environnement SA	46,913	1,538,626
	Verallia SA	1,786	66,228
	Vetoquinol SA	997	144,739
	Vicat SA	8,127	409,684
	Vilmorin & Cie SA	2,607	174,991
	Vinci SA	66,251	7,014,286
	Virbac SA	710	286,758
#	Vivendi SE	29,844	1,008,322
*	Vranken-Pommery Monopole SA	1,450	30,786
*	Wavestone	305	15,193
*	Worldline SA	37,439	3,504,267
*	Xilam Animation S.A.	206	9,455
TOTAL FRANCE			216,413,774

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (4.4%)
	1&1 AG	14,785	$438,674
	7C Solarparken AG	12,717	57,302
	Aareal Bank AG	24,766	624,544
	Adidas AG	13,360	4,849,057
*	ADVA Optical Networking SE	25,606	380,911
	AIXTRON SE	7,416	182,937
	All for One Group SE	816	64,867
#	Allgeier SE	1,536	43,351
	Allianz SE	22,732	5,650,342
	Allianz SE, Sponsored ADR	14,883	369,768
	Amadeus Fire AG	1,040	208,937
	Aroundtown SA	150,025	1,174,253
	Atoss Software AG	1,346	273,724
	Aurubis AG	15,226	1,541,949
	BASF SE	38,903	3,056,936
	Basler AG	1,428	187,339
*	Bauer AG	7,011	104,280
	Bayer AG, Sponsored ADR	1,092	16,222
	Bayer AG	87,779	5,229,784
	Bayerische Motoren Werke AG	72,976	7,256,096
	BayWa AG	6,370	292,069
	Bechtle AG	13,344	2,755,305
	Beiersdorf AG	3,430	407,394
	Bertrandt AG	2,454	145,146
	bet-at-home.com AG	1,209	42,802
*	Bijou Brigitte AG	671	18,700
	Bilfinger SE	13,078	402,218
*	Borussia Dortmund GmbH & Co., KGaA	14,133	102,648
	Brenntag SE	45,305	4,525,032
	CANCOM SE	4,052	254,649
	Carl Zeiss Meditec AG	1,094	243,648
*	CECONOMY AG	68,480	328,535
	CENIT AG	3,712	65,367
	Cewe Stiftung & Co., KGaA	4,089	612,953
*	Commerzbank AG	371,066	2,389,644
	CompuGroup Medical SE & Co., KgaA	9,159	734,745
*	Continental AG	18,987	2,579,291
#*	Corestate Capital Holding SA	6,754	100,973
	Covestro AG	58,134	3,745,061
	CropEnergies AG	12,538	147,639
*	CTS Eventim AG & Co., KGaA	18,088	1,228,991
	Daimler AG	116,609	10,406,120
*	Delivery Hero SE	1,538	229,920
	Dermapharm Holding SE	125	9,999
*	Deutsche Bank AG	232,746	2,934,055
*	Deutsche Bank AG	22,682	283,752
	Deutsche Beteiligungs AG	7,006	309,702
	Deutsche Boerse AG	21,374	3,566,550
	Deutsche EuroShop AG	11,503	273,006
#*	Deutsche Lufthansa AG	62,847	709,817
	Deutsche Pfandbriefbank AG	56,777	625,432
	Deutsche Post AG	93,242	6,319,119
	Deutsche Telekom AG	371,759	7,715,541
	Deutsche Wohnen SE	24,870	1,552,687
*	Deutz AG	57,564	488,933
	DIC Asset AG	13,392	241,945
	DMG Mori AG	3,732	184,785
#	Dr Hoenle AG	1,020	58,597
	Draegerwerk AG & Co., KGaA	1,349	120,289

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Duerr AG	23,694	$1,132,163
	E.ON SE	118,424	1,455,846
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,696	645,914
	Elmos Semiconductor SE	2,084	93,758
*	ElringKlinger AG	12,064	196,861
	Energiekontor AG	4,020	265,940
	Evonik Industries AG	29,097	1,011,706
	Fielmann AG	8,958	672,708
	First Sensor AG	2,116	108,987
#*	flatexDEGIRO AG	1,822	220,172
	FORTEC Elektronik AG	461	10,665
*	Francotyp-Postalia Holding AG, Class A	4,794	16,795
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	950,826
	Freenet AG	53,644	1,283,019
	Fresenius Medical Care AG & Co., KGaA	35,908	2,830,311
	Fresenius SE & Co., KGaA	61,375	3,225,868
	Fuchs Petrolub SE	7,989	319,810
	GEA Group AG	19,001	842,511
	Gerresheimer AG	14,689	1,533,738
*	Gesco AG	3,358	86,078
	GFT Technologies SE	10,615	355,019
*	Grammer AG	1,202	34,504
	Grand City Properties SA	21,864	580,715
*	H&R GmbH & Co., KGaA	5,091	57,972
	Hamburger Hafen und Logistik AG	12,923	306,528
	Hannover Rueck SE	5,621	944,797
#	Hapag-Lloyd AG	10,234	2,210,933
	Hawesko Holding AG	171	12,324
	HeidelbergCement AG	20,218	1,791,673
*	Heidelberger Druckmaschinen AG	124,613	291,508
#*	Hella GmbH & Co., KGaA	7,605	532,426
*	HelloFresh SE	7,055	661,331
	Henkel AG & Co., KGaA	3,516	319,692
*	Highlight Communications AG	2,448	11,222
	Hochtief AG	1,201	95,296
#*	HolidayCheck Group AG	16,422	49,081
	Hornbach Baumarkt AG	4,042	162,804
	Hornbach Holding AG & Co., KGaA	3,557	399,664
#	Hugo Boss AG	21,212	1,270,784
*	Hypoport SE	949	571,781
	Indus Holding AG	9,144	385,515
	Infineon Technologies AG	28,146	1,075,575
	Infineon Technologies AG, ADR	2,548	97,537
	Instone Real Estate Group AG	5,878	181,780
	IVU Traffic Technologies AG	3,385	84,695
	Jenoptik AG	10,649	365,459
	JOST Werke AG	3,836	234,250
*	K+S AG	81,739	1,172,506
	KION Group AG	46,337	4,920,709
*	Kloeckner & Co. SE	35,562	540,991
	Knorr-Bremse AG	1,565	177,220
*	Koenig & Bauer AG	6,842	234,233
	Krones AG	3,585	353,461
	KWS Saat SE & Co., KGaA	2,729	229,412
	Lanxess AG	30,625	2,217,969
	LEG Immobilien SE	12,767	2,017,782
	Leifheit AG	2,142	109,311
#*	Leoni AG	8,992	157,037
	LPKF Laser & Electronics AG	1,661	42,698

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	Manz AG	584	$43,851
*	Medigene AG	1,354	6,296
	Merck KGaA	4,543	929,970
	METRO AG	95,603	1,239,295
	MLP SE	19,700	161,258
	MTU Aero Engines AG	4,373	1,093,850
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,135	1,925,194
*	Multitude SE	610	3,632
*	Nagarro SE	1,536	234,047
	Nemetschek SE	16,893	1,490,770
	New Work SE	996	299,318
	Nexus AG	2,162	171,923
#*	Nordex SE	22,130	425,614
	Norma Group SE	10,494	555,688
	OHB SE	2,856	135,591
	Patrizia AG	13,156	335,305
	Pfeiffer Vacuum Technology AG	1,648	336,195
	PNE AG	25,311	211,485
*	Progress-Werk Oberkirch AG	638	23,021
	ProSiebenSat.1 Media SE	84,797	1,611,053
	PSI Software AG	1,986	97,483
	Puma SE	1,099	134,814
	Puma SE	2,090	256,379
*	q.beyond AG	47,394	102,267
*	QIAGEN NV	14,153	758,509
	Rational AG	995	1,083,478
	Rheinmetall AG	20,377	1,955,373
	RTL Group SA	14,468	819,080
	RWE AG	80,928	2,877,449
*	SAF-Holland SE	20,283	282,381
*	Salzgitter AG	18,233	709,890
	SAP SE, Sponsored ADR	1,405	201,927
	SAP SE	27,602	3,961,197
*	Schaltbau Holding AG	1,428	69,021
	Schloss Wachenheim AG	576	12,639
	Scout24 AG	9,083	777,815
	Secunet Security Networks AG	408	233,080
*	SGL Carbon SE	3,031	33,694
	Siemens AG	25,310	3,949,196
	Siemens Healthineers AG	1,382	91,241
#	Siltronic AG	9,824	1,602,095
*	Sixt SE	6,784	943,827
	SMA Solar Technology AG	1,185	62,017
	Softing AG	1,374	11,085
#	Software AG	15,029	726,290
	Stabilus SA	7,794	618,748
	STRATEC SE	1,048	162,620
	Stroeer SE & Co., KGaA	12,131	959,505
	Suedzucker AG	23,693	356,639
*	SUESS MicroTec SE	6,740	211,957
	Surteco Group SE	3,208	116,373
	Symrise AG, Class A	14,502	2,138,304
	TAG Immobilien AG	32,978	1,093,695
	Takkt AG	13,964	229,527
*	Talanx AG	14,201	603,381
#*	TeamViewer AG	5,811	195,374
	Technotrans SE	2,550	86,920
	Telefonica Deutschland Holding AG	442,048	1,191,565
*	thyssenkrupp AG	98,157	977,923

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Traffic Systems SE	789	$39,319
	Uniper SE	21,982	858,242
	United Internet AG	58,783	2,432,870
	Varta AG	551	95,577
	VERBIO Vereinigte BioEnergie AG	10,179	551,398
	Volkswagen AG	4,817	1,598,695
	Vonovia SE	26,158	1,741,557
	Vossloh AG	3,070	154,552
	Wacker Chemie AG	8,087	1,189,630
	Wacker Neuson SE	13,053	393,405
	Washtec AG	4,170	284,894
	Wuestenrot & Wuerttembergische AG	11,256	246,159
*	Zalando SE	5,048	560,895
	Zeal Network SE	2,653	130,544
*	zooplus AG	626	213,155
TOTAL GERMANY			183,445,209
GREECE — (0.1%)
*	Alpha Services and Holdings SA	214,461	276,948
	Athens Water Supply & Sewage Co. SA	990	9,263
	Autohellas Tourist and Trading SA	3,700	32,068
	Bank of Greece	4,789	88,161
*	Ellaktor SA	26,314	40,276
*	Eurobank Ergasias Services and Holdings SA, Class A	271,450	255,848
*	FF Group	1,384	1,478
*	Fourlis Holdings SA	4,698	23,228
*	GEK Terna Holding Real Estate Construction SA	10,043	113,396
	Hellenic Exchanges - Athens Stock Exchange SA	7,508	35,540
	Hellenic Petroleum SA	4,975	34,042
	Hellenic Telecommunications Organization SA	19,115	348,816
	Holding Co. ADMIE IPTO SA	19,838	61,167
	JUMBO SA	3,562	56,589
*	LAMDA Development SA	8,468	84,632
*	Motor Oil Hellas Corinth Refineries SA	6,636	106,652
	Mytilineos SA	7,593	140,840
*	National Bank of Greece SA	48,124	136,271
	OPAP SA	7,230	104,436
*	Piraeus Financial Holdings SA	7,219	12,413
*	Public Power Corp. SA	4,356	46,761
	Sarantis SA	2,316	24,182
	Terna Energy SA	12,421	166,921
TOTAL GREECE			2,199,928
HONG KONG — (1.6%)
*	Aceso Life Science Group, Ltd.	500,500	14,053
	Aeon Credit Service Asia Co., Ltd.	96,000	60,907
	AIA Group, Ltd.	608,200	7,277,576
	Allied Group, Ltd.	26,000	10,152
	APAC Resources, Ltd.	146,000	25,922
*	Applied Development Holdings, Ltd.	415,000	5,620
	Asia Financial Holdings, Ltd.	72,000	31,215
*	Asia Standard International Group, Ltd.	326,000	43,140
*	Asiasec Properties, Ltd.	63,900	12,910
	ASM Pacific Technology, Ltd.	42,900	553,139
#	Atlas Corp.	30,443	397,890
	Bank of East Asia, Ltd. (The)	254,690	419,634
	Best Mart 360 Holdings, Ltd.	40,000	10,070
*	Blue River Holdings, Ltd.	89,200	2,824

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	BOC Aviation, Ltd.	83,000	$610,271
	BOC Hong Kong Holdings, Ltd.	305,500	981,046
	BOCOM International Holdings Co., Ltd.	215,000	48,104
	BOE Varitronix, Ltd.	270,000	280,669
	Brightoil Petroleum Holdings, Ltd.	789,000	28,560
	Budweiser Brewing Co. APAC, Ltd.	16,000	44,653
	Build King Holdings, Ltd.	90,000	12,045
*	Burwill Holdings, Ltd.	882,000	1,510
	Cafe de Coral Holdings, Ltd.	164,000	319,281
#*	Cathay Pacific Airways, Ltd.	439,454	352,617
*	Century City International Holdings, Ltd.	320,000	18,103
	CGN Mining Co., Ltd.	475,000	38,605
*	China Best Group Holding, Ltd.	371,998	17,276
*	China Display Optoelectronics Technology Holdings, Ltd.	400,000	33,923
*	China Energy Development Holdings, Ltd.	1,658,000	20,471
	China Huiyuan Juice Group, Ltd.	324,500	14,640
	China Motor Bus Co., Ltd.	2,400	33,084
#*	China Star Entertainment, Ltd.	940,000	134,579
*	China Strategic Holdings, Ltd.	5,605,000	50,441
	Chinese Estates Holdings, Ltd.	189,000	74,121
	Chinney Investments, Ltd.	48,000	10,875
	Chong Hing Bank, Ltd.	10,000	26,338
	Chow Sang Sang Holdings International, Ltd.	134,000	224,223
	Chow Tai Fook Jewellery Group, Ltd.	269,600	565,215
	Chuang's China Investments, Ltd.	440,000	26,895
	Chuang's Consortium International, Ltd.	444,000	53,840
	CITIC Telecom International Holdings, Ltd.	1,036,000	336,105
	CK Asset Holdings, Ltd.	53,677	365,202
	CK Hutchison Holdings, Ltd.	183,200	1,338,514
	CK Infrastructure Holdings, Ltd.	72,500	437,674
#	CK Life Sciences Int'l Holdings, Inc.	596,000	62,150
	CLP Holdings, Ltd.	75,500	778,512
	CNQC International Holdings, Ltd.	342,500	34,314
	Convenience Retail Asia, Ltd.	92,000	9,590
	CSI Properties, Ltd.	2,250,000	70,970
	Dah Sing Banking Group, Ltd.	130,000	133,828
	Dah Sing Financial Holdings, Ltd.	66,400	209,311
	Dickson Concepts International, Ltd.	75,000	43,955
	Dynamic Holdings, Ltd.	12,000	20,371
	Eagle Nice International Holdings, Ltd.	128,000	82,224
	EC Healthcare	47,000	72,939
	EcoGreen International Group, Ltd.	50,000	12,984
*	Emperor Capital Group, Ltd.	2,052,000	30,289
	Emperor Entertainment Hotel, Ltd.	220,000	28,031
#	Emperor International Holdings, Ltd.	598,000	85,707
	Emperor Watch & Jewellery, Ltd.	1,680,000	46,336
*	ENM Holdings, Ltd.	360,000	29,677
*	Esprit Holdings, Ltd.	1,237,200	98,849
	Fairwood Holdings, Ltd.	31,500	70,789
	Far East Consortium International, Ltd.	476,572	188,779
	Fiber Optic Center, Inc.	310,000	2,094
	First Pacific Co., Ltd.	962,000	320,941
*	First Shanghai Investments, Ltd.	392,000	14,411
	Fountain SET Holdings, Ltd.	350,000	59,390
*	Freeman Fintech Corp., Ltd.	532,000	1,157
*	Galaxy Entertainment Group, Ltd.	24,000	162,649
*	Genting Hong Kong, Ltd.	188,000	12,771
	Giordano International, Ltd.	596,000	115,942
	Golden Resources Development International, Ltd.	152,000	10,745

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Goldin Financial Holdings, Ltd.	184,000	$0
*	Good Resources Holdings, Ltd.	630,000	1,289
*	Goodbaby International Holdings, Ltd.	422,000	98,007
*	GR Properties, Ltd.	186,000	23,022
	Great Eagle Holdings, Ltd.	93,015	291,297
*	G-Resources Group, Ltd.	132,950	48,848
	Guoco Group, Ltd.	2,000	22,909
	Guotai Junan International Holdings, Ltd.	1,273,000	192,105
#	Haitong International Securities Group, Ltd.	1,043,770	268,998
	Hang Lung Group, Ltd.	328,000	803,202
	Hang Lung Properties, Ltd.	365,000	944,762
	Hang Seng Bank, Ltd.	38,300	733,501
	Hanison Construction Holdings, Ltd.	60,757	9,938
	Harmonicare Medical Holdings Ltd.	99,000	4,873
	Henderson Land Development Co., Ltd.	188,909	844,026
	HK Electric Investments & HK Electric Investments, Ltd.	260,000	263,692
	HKBN, Ltd.	247,000	287,610
	HKR International, Ltd.	302,560	122,099
	HKT Trust & HKT, Ltd.	825,000	1,121,405
	Hon Kwok Land Investment Co., Ltd.	22,000	10,102
	Hong Kong & China Gas Co., Ltd.	279,168	454,021
	Hong Kong Exchanges & Clearing, Ltd.	68,746	4,393,535
	Hong Kong Ferry Holdings Co., Ltd.	18,000	13,227
*	Hong Kong Technology Venture Co., Ltd.	22,000	30,870
*	Hongkong & Shanghai Hotels, Ltd. (The)	161,683	142,276
	Honma Golf, Ltd.	53,500	25,030
	Hsin Chong Group Holdings, Ltd.	620,000	5,234
	Hua Han Health Industry Holdings, Ltd.	1,174,000	16,996
	Hung Hing Printing Group, Ltd.	74,000	12,492
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	746,000	145,120
	Hysan Development Co., Ltd.	115,000	452,615
*	Imagi International Holdings, Ltd.	90,300	12,807
	International Housewares Retail Co., Ltd.	113,000	42,055
	IPE Group, Ltd.	180,000	15,513
*	IRC, Ltd.	1,928,000	69,618
*	ITC Properties Group, Ltd.	201,073	23,585
	Jacobson Pharma Corp., Ltd.	54,000	4,380
*	JBM Healthcare, Ltd.	6,750	1,024
	Johnson Electric Holdings, Ltd.	182,500	427,720
	JS Global Lifestyle Co., Ltd.	33,500	84,470
	K Wah International Holdings, Ltd.	499,072	225,585
	Karrie International Holdings, Ltd.	338,000	73,080
	Kerry Logistics Network, Ltd.	283,500	844,801
	Kerry Properties, Ltd.	209,000	617,223
	Kingmaker Footwear Holdings, Ltd.	158,000	18,746
	Kingston Financial Group, Ltd.	962,000	61,013
	Kowloon Development Co., Ltd.	150,000	174,157
*	Kwoon Chung Bus Holdings, Ltd.	22,000	6,348
*	Lai Sun Development Co., Ltd.	95,180	75,759
*	Landing International Development, Ltd.	679,800	19,976
*	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	505,500	59,141
*	Lifestyle International Holdings, Ltd.	220,500	157,346
	Lippo China Resources, Ltd.	810,000	12,069
	Lippo, Ltd.	58,000	18,492
	Liu Chong Hing Investment, Ltd.	84,000	85,720
	L'Occitane International SA	195,500	679,647
	Luk Fook Holdings International, Ltd.	144,000	460,896
	Lung Kee Bermuda Holdings	74,000	34,533

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Man Wah Holdings, Ltd.	668,000	$1,340,339
#*	Mason Group Holdings, Ltd.	9,010,798	31,450
	Master Glory Group, Ltd.	197,847	1,242
*	Meilleure Health International Industry Group, Ltd.	222,000	11,440
	Melco International Development, Ltd.	185,000	295,437
*	Melco Resorts & Entertainment, Ltd., ADR	3,081	42,888
*	MH Development, Ltd.	24,000	672
*	Midland Holdings, Ltd.	154,854	26,636
	Ming Fai International Holdings, Ltd.	139,000	11,416
	Miramar Hotel & Investment	79,000	147,371
	Modern Dental Group, Ltd.	140,000	121,196
*	Mongolian Mining Corp.	93,000	25,728
	MTR Corp., Ltd.	106,333	630,411
	NagaCorp., Ltd.	690,000	506,960
	Nameson Holdings, Ltd.	354,000	26,847
#	New World Development Co., Ltd.	165,952	786,739
#*	NewOcean Energy Holdings, Ltd.	370,000	18,545
	Nissin Foods Co., Ltd.	65,000	46,773
	NWS Holdings, Ltd.	485,116	488,896
	Orient Overseas International, Ltd.	18,000	329,071
	Oriental Watch Holdings	155,596	83,064
*	Oshidori International Holdings, Ltd.	1,594,198	102,712
*	Pacific Basin Shipping, Ltd.	1,992,000	887,891
*	Pacific Century Premium Developments, Ltd.	218,483	18,836
	Pacific Textiles Holdings, Ltd.	508,000	275,249
*	Paliburg Holdings, Ltd.	128,000	34,994
*	Paradise Entertainment, Ltd.	132,000	16,723
	PAX Global Technology, Ltd.	334,000	362,300
	PC Partner Group, Ltd.	122,000	75,753
	PCCW, Ltd.	1,832,658	960,000
	Pentamaster International, Ltd.	90,000	12,155
	Perfect Medical Health Management, Ltd.	124,000	128,582
	Pico Far East Holdings, Ltd.	324,000	54,192
	Playmates Holdings, Ltd.	260,000	31,540
	Power Assets Holdings, Ltd.	122,000	788,753
	Prada SpA	153,700	1,204,352
*	PT International Development Co., Ltd.	454,000	17,573
	Public Financial Holdings, Ltd.	156,000	48,288
#*	Regal Hotels International Holdings, Ltd.	120,000	61,247
	Regina Miracle International Holdings, Ltd.	81,000	28,774
	Safety Godown Co., Ltd.	24,000	12,068
*	Sands China, Ltd.	20,400	69,483
	SAS Dragon Holdings, Ltd.	88,000	42,123
	SEA Holdings, Ltd.	60,582	46,181
*	Shangri-La Asia, Ltd.	422,000	374,919
*	Shun Tak Holdings, Ltd.	648,000	187,729
*	Sincere Watch Hong Kong, Ltd.	430,000	3,131
	Sing Tao News Corp., Ltd.	146,000	16,750
*	Singamas Container Holdings, Ltd.	444,000	63,454
	Sino Land Co., Ltd.	604,567	926,419
	SITC International Holdings Co., Ltd.	570,000	2,351,462
*	SJM Holdings, Ltd.	382,000	344,533
	SmarTone Telecommunications Holdings, Ltd.	218,000	122,181
	SMI Culture & Travel Group Holdings, Ltd.	336,796	4,065
	Soundwill Holdings, Ltd.	41,000	43,345
*	Stella International Holdings, Ltd.	163,000	207,885
#*	Summit Ascent Holdings, Ltd.	76,000	6,449
	Sun Hung Kai & Co., Ltd.	211,000	108,567
	Sun Hung Kai Properties, Ltd.	70,500	1,008,528

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	SUNeVision Holdings, Ltd.	80,000	$84,406
	Swire Pacific, Ltd., Class A	110,500	686,407
	Swire Pacific, Ltd., Class B	187,500	191,525
	Swire Properties, Ltd.	90,000	255,974
	TAI Cheung Holdings, Ltd.	164,000	112,516
	Tao Heung Holdings, Ltd.	168,000	21,607
	Tech-Pro, Inc.	1,538,000	2,533
	Techtronic Industries Co., Ltd.	180,500	3,218,727
*	Television Broadcasts, Ltd.	138,200	116,517
	Tenwow International Holdings, Ltd.	224,000	4,107
	Texhong Textile Group, Ltd.	195,000	285,111
	Texwinca Holdings, Ltd.	332,000	74,854
	Tradelink Electronic Commerce, Ltd.	290,000	42,921
	Transport International Holdings, Ltd.	83,646	156,023
*	Truly International Holdings, Ltd.	234,000	85,281
	United Laboratories International Holdings, Ltd. (The)	338,000	237,386
	Untrade Convoy	1,758,000	7,081
	Untrade CW Group Holdings	193,500	1,078
	Untrade Youyuan Holdings	239,000	0
	Value Partners Group, Ltd.	192,000	110,391
	Valuetronics Holdings, Ltd.	195,980	85,984
	Vedan International Holdings, Ltd.	124,000	11,962
#	Vitasoy International Holdings, Ltd.	262,000	736,078
	VPower Group International Holdings, Ltd.	156,000	32,131
	VSTECS Holdings, Ltd.	350,000	279,519
	VTech Holdings, Ltd.	58,600	581,125
	Wai Kee Holdings, Ltd.	62,000	32,559
	Wang On Group, Ltd.	4,680,000	38,509
*	Wealthking Investments, Ltd.	148,000	14,119
	WH Group, Ltd.	2,708,000	2,243,759
	Wharf Real Estate Investment Co., Ltd.	97,000	547,844
#	Wing Tai Properties, Ltd.	52,000	29,516
#*	Wynn Macau, Ltd.	184,800	236,841
*	Xingye Alloy Materials Group, Ltd.	86,000	11,674
	Xinyi Glass Holdings, Ltd.	708,000	2,646,051
	YTO Express Holdings, Ltd.	18,000	7,410
*	Yue Yuen Industrial Holdings, Ltd.	333,500	703,820
	Zensun Enterprises, Ltd.	540,000	45,189
*	Zhaobangji Properties Holdings, Ltd.	136,000	11,029
	Zhuguang Holdings Group Co., Ltd.	206,000	41,335
TOTAL HONG KONG			64,315,648
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications P.L.C.	174,917	247,524
*	MOL Hungarian Oil & Gas P.L.C.	176,173	1,403,538
*	Opus Global Nyrt	47,307	37,316
*	OTP Bank Nyrt	19,097	1,029,823
	Richter Gedeon Nyrt	15,370	421,687
TOTAL HUNGARY			3,139,888
INDIA — (4.1%)
*	3M India, Ltd.	287	94,944
	Aarti Drugs, Ltd.	15,517	139,300
	Aarti Industries, Ltd.	40,532	511,871
	ABB Power Products & System India, Ltd.	229	5,972
	Abbott India, Ltd.	863	218,961
	ACC, Ltd.	11,892	383,432
	Adani Enterprises, Ltd.	23,319	447,253

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Adani Green Energy, Ltd.	61,444	$723,484
	Adani Ports & Special Economic Zone, Ltd.	82,442	749,701
*	Adani Power, Ltd.	468,478	605,215
	Adani Total Gas, Ltd.	36,002	438,645
*	Adani Transmission, Ltd.	105,739	1,263,471
*	Aditya Birla Capital, Ltd.	190,334	297,370
	Advanced Enzyme Technologies, Ltd.	14,719	78,584
	Aegis Logistics, Ltd.	20,608	88,751
	Agro Tech Foods, Ltd.	1,165	15,553
*	Ahluwalia Contracts India, Ltd.	1,883	9,903
*	AIA Engineering, Ltd.	6,681	179,757
	Ajanta Pharma, Ltd.	12,007	371,656
	Akzo Nobel India, Ltd.	2,300	70,010
	Alembic Pharmaceuticals, Ltd.	25,708	272,185
	Alembic, Ltd.	28,091	45,745
	Alkyl Amines Chemicals	2,520	148,546
	Allcargo Logistics, Ltd.	31,372	83,504
	Amara Raja Batteries, Ltd.	20,590	199,894
	Ambuja Cements, Ltd.	205,102	1,137,816
*	Amtek Auto, Ltd.	25,857	179
*	Andhra Sugars, Ltd. (The)	1,788	13,542
*	APL Apollo Tubes, Ltd.	18,790	441,744
	Apollo Hospitals Enterprise, Ltd.	11,573	627,778
	Apollo Tyres, Ltd.	127,582	384,178
*	Arvind Fashions, Ltd.	22,490	63,371
*	Asahi India Glass, Ltd.	12,128	62,489
*	Ashok Leyland, Ltd.	395,242	705,755
*	Ashoka Buildcon, Ltd.	26,970	39,194
	Asian Paints, Ltd.	22,199	882,500
*	Aster DM Healthcare, Ltd.	22,456	49,303
	Astral, Ltd.	14,119	393,826
	Atul, Ltd.	3,254	394,976
*	AU Small Finance Bank, Ltd.	6,828	111,412
	Aurobindo Pharma, Ltd.	130,293	1,609,513
	Automotive Axles, Ltd.	3,296	64,089
	Avanti Feeds, Ltd.	16,178	138,963
*	Avenue Supermarts, Ltd.	1,757	82,753
*	Axis Bank, Ltd.	161,824	1,546,293
*	Axis Bank, Ltd., GDR	1,036	49,210
	Bajaj Auto, Ltd.	5,912	305,766
	Bajaj Consumer Care, Ltd.	18,382	70,854
*	Bajaj Electricals, Ltd.	6,321	97,662
	Bajaj Finance, Ltd.	11,609	975,204
	Bajaj Finserv, Ltd.	3,952	758,562
*	Bajaj Hindusthan Sugar, Ltd.	60,944	15,591
	Bajaj Holdings & Investment, Ltd.	8,383	452,903
	Balaji Amines, Ltd.	4,219	185,658
	Balkrishna Industries, Ltd.	23,789	762,484
	Balmer Lawrie & Co., Ltd.	31,203	56,885
	Balrampur Chini Mills, Ltd.	73,082	377,926
*	Bank of Baroda	293,975	318,474
*	Bank of India	10,762	10,866
*	Bank of Maharashtra	390,782	115,807
	BASF India, Ltd.	2,387	93,143
	Bata India, Ltd.	8,574	187,942
	BEML, Ltd.	3,877	68,140
	Berger Paints India, Ltd.	33,662	382,584
	Bharat Dyanamics, Ltd.	6,506	36,867
	Bharat Electronics, Ltd.	242,806	602,731

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Forge, Ltd.	43,847	$456,685
*	Bharat Heavy Electricals, Ltd.	230,563	184,892
	Bharat Petroleum Corp., Ltd.	60,550	363,494
	Bharat Rasayan, Ltd.	275	49,192
	Bharti Airtel, Ltd.	311,794	2,371,488
*	Biocon, Ltd.	24,159	125,658
	Birla Corp., Ltd.	9,881	198,782
	Birlasoft, Ltd.	76,048	411,767
	Bliss Gvs Pharma, Ltd.	16,236	23,510
	Blue Dart Express, Ltd.	1,564	115,097
	Blue Star, Ltd.	6,502	73,778
*	Bodal Chemicals, Ltd.	20,599	33,010
*	Borosil Renewables, Ltd.	5,071	21,593
	Bosch, Ltd.	1,298	261,000
*	Brigade Enterprises, Ltd.	23,168	99,632
	Britannia Industries, Ltd.	7,461	343,944
	BSE, Ltd.	5,002	84,100
	Cadila Healthcare, Ltd.	66,448	524,309
	Can Fin Homes, Ltd.	23,250	169,107
*	Canara Bank	96,339	198,033
*	Capacit'e Infraprojects, Ltd.	8,742	27,040
	Caplin Point Laboratories, Ltd.	5,976	70,933
	Carborundum Universal, Ltd.	21,129	193,021
	Care Ratings, Ltd.	3,646	35,577
	Castrol India, Ltd.	102,916	191,595
	CCL Products India, Ltd.	36,778	217,587
*	Ceat, Ltd.	8,354	151,955
*	Central Bank of India	268,110	88,433
	Central Depository Services India, Ltd.	5,637	101,173
*	Century Plyboards India, Ltd.	21,503	122,281
	Century Textiles & Industries, Ltd.	14,244	153,827
	Cera Sanitaryware, Ltd.	2,216	132,981
	CESC, Ltd.	15,790	177,808
	Chambal Fertilizers & Chemicals, Ltd.	67,533	277,962
*	Chennai Petroleum Corp., Ltd.	7,722	11,874
	Chennai Super Kings Cricket, Ltd.	52,326	297
	Cholamandalam Financial Holdings, Ltd.	25,504	229,747
	Cholamandalam Investment and Finance Co., Ltd.	100,903	645,165
*	Cipla, Ltd.	52,929	655,330
	City Union Bank, Ltd.	79,426	161,143
	Coal India, Ltd.	125,372	243,025
	Cochin Shipyard, Ltd.	16,230	82,236
	Coforge, Ltd.	3,028	207,171
	Colgate-Palmolive India, Ltd.	14,777	338,483
	Container Corp. Of India, Ltd.	45,196	392,065
	Coromandel International, Ltd.	43,719	538,483
	Cosmo Films, Ltd.	1,290	20,594
*	CreditAccess Grameen, Ltd.	3,366	30,077
	CRISIL, Ltd.	5,681	213,099
	Crompton Greaves Consumer Electricals, Ltd.	118,788	774,402
	Cummins India, Ltd.	9,407	107,872
	Cyient, Ltd.	9,656	128,377
	Dabur India, Ltd.	53,464	432,769
*	Dalmia Bharat, Ltd.	24,001	691,373
*	DB Corp., Ltd.	24,605	30,844
*	DCB Bank, Ltd.	84,198	119,223
	DCM Shriram, Ltd.	20,669	259,155
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	12,703	73,308
	Deepak Nitrite, Ltd.	7,234	198,379

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Delta Corp., Ltd.	32,285	$79,960
*	DEN Networks, Ltd.	14,544	10,377
	Dhampur Sugar Mills, Ltd.	11,915	57,308
*	Dhani Services, Ltd.	81,210	252,489
*	Dhani Services, Ltd.	1,855	2,744
	Dhanuka Agritech, Ltd.	5,690	72,556
	Dilip Buildcon, Ltd.	15,884	120,553
*	Dish TV India, Ltd.	100,541	19,140
*	Dishman Carbogen Amcis, Ltd.	27,694	77,749
*	Divi's Laboratories, Ltd.	18,399	1,210,698
*	Dixon Technologies India, Ltd.	2,765	160,175
	DLF, Ltd.	130,737	594,360
	Dr Lal PathLabs, Ltd.	4,848	232,279
	Dr Reddy's Laboratories, Ltd.	8,129	515,079
*	DRC Systems India, Ltd.	206	806
*	Dredging Corp. of India, Ltd.	1,813	9,424
	eClerx Services, Ltd.	10,525	318,568
	Edelweiss Financial Services, Ltd.	141,455	175,046
*	Eicher Motors, Ltd.	16,530	563,256
*	EID Parry India, Ltd.	27,575	161,636
*	EIH, Ltd.	42,037	63,063
	Electrosteel Castings, Ltd.	23,321	12,105
	Elgi Equipments, Ltd.	13,736	40,387
	Emami, Ltd.	31,132	234,637
*	Endurance Technologies, Ltd.	4,761	110,720
	Engineers India, Ltd.	57,705	58,379
	EPL, Ltd.	10,881	36,226
	Eris Lifesciences, Ltd.	3,716	39,490
	Escorts, Ltd.	21,460	343,191
*	Excel Industries, Ltd.	767	12,032
	Exide Industries, Ltd.	110,985	266,508
*	Fairchem Organics, Ltd.	494	11,888
*	FDC, Ltd.	13,235	66,237
	Federal Bank, Ltd.	595,372	701,556
*	Filatex India, Ltd.	10,991	14,705
	Fine Organic Industries, Ltd.	725	29,129
	Finolex Cables, Ltd.	19,810	139,090
*	Finolex Industries, Ltd.	72,005	171,572
	Firstsource Solutions, Ltd.	78,315	204,244
	Force Motors, Ltd.	3,168	63,888
*	Fortis Healthcare, Ltd.	183,158	616,494
*	Future Consumer, Ltd.	53,466	5,978
	Gabriel India, Ltd.	18,231	34,200
	GAIL India, Ltd.	424,620	799,731
	Galaxy Surfactants, Ltd.	1,273	53,400
*	Garware Technical Fibres, Ltd.	4,218	195,699
	Gateway Distriparks, Ltd.	24,186	91,476
*	GE T&D India, Ltd.	23,648	45,363
*	General Insurance Corp. of India	16,865	40,967
*	GFL, Ltd.	10,933	11,113
	GHCL, Ltd.	18,451	93,231
	Gillette India, Ltd.	1,460	117,704
	GlaxoSmithKline Pharmaceuticals, Ltd.	4,376	94,776
	Glenmark Pharmaceuticals, Ltd.	58,036	475,561
	GMM Pfaudler, Ltd.	529	32,749
	Godawari Power and Ispat, Ltd.	959	21,781
	Godfrey Phillips India, Ltd.	5,565	76,578
*	Godrej Consumer Products, Ltd.	33,599	448,364
*	Godrej Industries, Ltd.	28,932	214,101

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Godrej Properties, Ltd.	845	$18,299
	Granules India, Ltd.	57,964	296,275
*	Graphite India, Ltd.	7,343	70,072
	Grasim Industries, Ltd.	76,559	1,604,435
	Great Eastern Shipping Co., Ltd. (The)	27,663	126,196
*	Greaves Cotton, Ltd.	16,861	36,563
	Greenply Industries, Ltd.	11,914	30,628
	Grindwell Norton, Ltd.	6,276	106,588
	Gujarat Alkalies & Chemicals, Ltd.	9,787	63,366
*	Gujarat Ambuja Exports, Ltd.	36,412	94,420
*	Gujarat Fluorochemicals, Ltd.	10,933	254,882
	Gujarat Gas, Ltd.	49,860	481,804
	Gujarat Industries Power Co., Ltd.	5,497	7,179
	Gujarat Mineral Development Corp., Ltd.	43,682	40,953
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	19,478	100,669
	Gujarat Pipavav Port, Ltd.	89,581	133,337
	Gujarat State Fertilizers & Chemicals, Ltd.	6,481	10,630
	Gujarat State Petronet, Ltd.	79,360	369,658
	Gulf Oil Lubricants India, Ltd.	3,107	27,185
	Hatsun Agro Products, Ltd.	11,212	139,745
	Havells India, Ltd.	37,085	585,296
	HCL Technologies, Ltd.	172,553	2,373,229
	HDFC Asset Management Co., Ltd.	3,334	128,168
	HDFC Bank, Ltd.	182,588	3,510,185
	HDFC Life Insurance Co., Ltd.	14,627	130,784
*	HealthCare Global Enterprises, Ltd.	2,300	7,848
	HEG, Ltd.	3,008	92,262
	HeidelbergCement India, Ltd.	34,643	123,370
*	Hemisphere Properties India, Ltd.	14,869	28,542
	Heritage Foods, Ltd.	7,562	49,825
	Hero MotoCorp, Ltd.	36,123	1,347,228
	Hester Biosciences, Ltd.	789	25,209
*	HFCL, Ltd.	235,479	239,353
	Hikal, Ltd.	22,547	162,232
	HIL, Ltd.	1,370	118,615
	Himadri Speciality Chemical, Ltd.	41,325	28,918
	Himatsingka Seide, Ltd.	16,762	60,837
	Hindalco Industries, Ltd.	335,067	2,021,047
	Hinduja Global Solutions, Ltd.	3,563	142,255
	Hindustan Aeronautics, Ltd.	4,798	72,046
*	Hindustan Oil Exploration Co., Ltd.	6,123	10,403
	Hindustan Petroleum Corp., Ltd.	107,239	377,387
	Hindustan Unilever, Ltd.	36,054	1,135,730
	Honda India Power Products, Ltd.	538	8,764
	Honeywell Automation India, Ltd.	113	64,906
	Housing Development Finance Corp., Ltd.	71,710	2,362,020
	Huhtamaki India, Ltd.	7,123	28,945
	I G Petrochemicals, Ltd.	1,766	16,535
	ICICI Bank, Ltd., Sponsored ADR	87,297	1,622,851
	ICICI Bank, Ltd.	115,986	1,066,493
	ICICI Lombard General Insurance Co., Ltd.	8,915	177,168
	ICICI Prudential Life Insurance Co., Ltd.	17,268	146,806
	ICICI Securities, Ltd.	18,452	181,076
	ICRA, Ltd.	239	12,037
*	IDFC First Bank, Ltd.	965,670	675,837
*	IDFC, Ltd.	434,035	339,725
*	IFCI, Ltd.	305,817	59,168
	IIFL Finance, Ltd.	55,498	225,430
	IIFL Securities, Ltd.	28,342	42,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IIFL Wealth Management, Ltd.	4,889	$91,225
	India Cements, Ltd. (The)	86,812	225,256
*	India Glycols, Ltd.	4,576	42,081
	Indiabulls Housing Finance, Ltd.	113,310	420,460
*	Indiabulls Real Estate, Ltd.	108,361	221,794
	Indian Bank	59,005	110,495
	Indian Energy Exchange, Ltd.	12,601	73,096
	Indian Hotels Co., Ltd. (The)	120,980	234,890
	Indian Hume Pipe Co., Ltd. (The)	6,838	21,186
	Indian Oil Corp., Ltd.	183,460	255,127
*	Indian Overseas Bank	508,726	168,293
	Indo Count Industries, Ltd.	29,913	107,106
	Indoco Remedies, Ltd.	3,978	24,017
	Indraprastha Gas, Ltd.	42,275	318,371
	Indus Towers, Ltd.	117,400	352,493
*	IndusInd Bank, Ltd.	35,507	469,864
*	Infibeam Avenues, Ltd.	169,398	100,713
	Info Edge India, Ltd.	1,739	121,858
	Infosys, Ltd., Sponsored ADR	57,600	1,274,112
	Infosys, Ltd.	347,300	7,574,895
*	Inox Leisure, Ltd.	26,126	114,726
*	Inox Wind Energy, Ltd.	1,093	12,124
*	Intellect Design Arena, Ltd.	4,799	48,450
*	InterGlobe Aviation, Ltd.	2,616	58,012
	IOL Chemicals and Pharmaceuticals, Ltd.	8,855	79,382
	Ipca Laboratories, Ltd.	10,606	297,681
	IRB Infrastructure Developers, Ltd.	46,610	104,018
	IRCON International, Ltd.	61,206	36,286
	ITC, Ltd.	482,305	1,330,502
	ITD Cementation India, Ltd.	22,260	25,732
	J Kumar Infraprojects, Ltd.	11,676	34,632
	Jai Corp., Ltd.	15,986	32,988
*	Jaiprakash Power Ventures, Ltd.	239,763	15,793
	Jamna Auto Industries, Ltd.	20,247	24,496
	JB Chemicals & Pharmaceuticals, Ltd.	8,492	207,910
	Jindal Poly Films, Ltd.	4,651	62,773
	Jindal Saw, Ltd.	68,205	128,467
*	Jindal Stainless Hisar, Ltd.	44,114	174,142
*	Jindal Stainless, Ltd.	65,731	143,776
*	Jindal Steel & Power, Ltd.	127,168	739,571
*	JK Cement, Ltd.	9,251	404,218
*	JK Lakshmi Cement, Ltd.	14,891	138,660
*	JK Paper, Ltd.	39,899	140,734
	JK Tyre & Industries, Ltd.	33,904	68,018
	JM Financial, Ltd.	118,794	169,805
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,702	52,582
	JSW Energy, Ltd.	162,361	552,495
	JSW Steel, Ltd.	336,504	3,340,575
	JTEKT India, Ltd.	27,645	44,048
*	Jubilant Foodworks, Ltd.	20,141	1,023,676
*	Jubilant Ingrevia, Ltd.	47,407	378,399
*	Jubilant Pharmova, Ltd.	47,407	437,565
*	Just Dial, Ltd.	8,916	116,183
	Jyothy Labs, Ltd.	16,716	38,287
	Kajaria Ceramics, Ltd.	35,331	472,700
	Kalpataru Power Transmission, Ltd.	20,554	131,189
*	Kalyani Steels, Ltd.	8,932	53,608
	Kansai Nerolac Paints, Ltd.	12,596	106,249
*	Karnataka Bank, Ltd. (The)	34,564	28,242

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank, Ltd. (The)	162,946	$105,969
	Kaveri Seed Co., Ltd.	10,833	105,704
	KCP, Ltd. (The)	6,735	14,651
	KEC International, Ltd.	37,781	216,579
	KEI Industries, Ltd.	27,752	268,816
	Kiri Industries, Ltd.	5,697	44,578
	Kirloskar Oil Engines, Ltd.	11,218	37,742
*	KNR Constructions, Ltd.	29,312	106,727
*	Kotak Mahindra Bank, Ltd.	31,361	699,999
*	KPIT Technologies, Ltd.	58,305	221,608
	KPR Mill, Ltd.	10,842	277,216
*	KRBL, Ltd.	25,487	94,324
	KSB, Ltd.	3,391	53,057
*	L&T Finance Holdings, Ltd.	328,652	391,354
	L&T Technology Services, Ltd.	4,029	201,729
	Lakshmi Machine Works, Ltd.	1,159	135,941
	Larsen & Toubro Infotech, Ltd.	7,341	464,105
	Larsen & Toubro, Ltd.	45,254	976,796
	Laurus Labs, Ltd.	42,298	368,420
*	LG Balakrishnan & Bros, Ltd.	1,990	13,869
	LIC Housing Finance, Ltd.	108,368	599,304
	Linde India, Ltd.	3,102	73,444
	LT Foods, Ltd.	41,256	42,224
	Lumax Industries, Ltd.	1,052	21,398
	Lupin, Ltd.	62,163	928,436
	LUX Industries, Ltd.	1,387	77,746
*	Magma Fincorp, Ltd.	31,466	72,560
	Mahanagar Gas, Ltd.	9,680	151,545
	Maharashtra Scooters, Ltd.	1,426	80,535
	Maharashtra Seamless, Ltd.	9,479	39,912
	Mahindra & Mahindra Financial Services, Ltd.	298,747	608,493
	Mahindra & Mahindra, Ltd.	145,183	1,456,472
*	Mahindra CIE Automotive, Ltd.	39,842	145,260
*	Mahindra Holidays & Resorts India, Ltd.	23,216	96,694
*	Mahindra Lifespace Developers, Ltd.	10,741	109,814
	Mahindra Logistics, Ltd.	1,951	19,673
*	Maithan Alloys, Ltd.	1,233	19,327
	Manappuram Finance, Ltd.	235,523	657,971
*	Mangalore Refinery & Petrochemicals, Ltd.	40,362	24,257
	Marico, Ltd.	102,266	752,789
	Marksans Pharma, Ltd.	74,161	81,690
	Maruti Suzuki India, Ltd.	5,648	531,908
*	MAS Financial Services, Ltd.	4,593	50,749
	Mastek, Ltd.	4,519	158,097
*	Max Financial Services, Ltd.	10,906	164,433
*	Max Healthcare Institute, Ltd.	38,891	156,271
*	Max India, Ltd.	3,243	3,196
	Mayur Uniquoters, Ltd.	8,509	58,401
*	Meghmani Finechem, Ltd.	3,103	42,272
	Meghmani Organics, Ltd.	33,015	19,064
	Minda Corp., Ltd.	7,622	14,225
	Minda Industries, Ltd.	28,189	286,249
	Mindtree, Ltd.	10,231	393,817
	Mishra Dhatu Nigam, Ltd.	5,601	14,298
	MOIL, Ltd.	25,672	65,650
*	Morepen Laboratories, Ltd.	25,505	22,523
*	Motherson Sumi Systems, Ltd.	370,814	1,170,429
	Motilal Oswal Financial Services, Ltd.	12,488	158,496
	Mphasis, Ltd.	33,803	1,186,931

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	MRF, Ltd.	485	$522,866
	Muthoot Finance, Ltd.	66,141	1,383,194
	Natco Pharma, Ltd.	28,761	393,444
	National Aluminium Co., Ltd.	270,256	342,714
*	Nava Bharat Ventures, Ltd.	42,413	70,797
	Navin Fluorine International, Ltd.	1,007	49,616
*	Navneet Education, Ltd.	39,220	52,762
	NBCC India, Ltd.	25,870	17,959
	NCC, Ltd.	105,665	124,846
*	NESCO, Ltd.	8,606	70,603
	Nestle India, Ltd.	2,994	714,248
	NHPC, Ltd.	332,705	117,712
	NIIT, Ltd.	20,370	88,581
	Nilkamal, Ltd.	2,650	92,665
	NLC India, Ltd.	66,590	53,150
	NMDC, Ltd.	262,907	642,273
	NOCIL, Ltd.	34,157	120,681
*	NRB Bearings, Ltd.	20,512	38,601
	NTPC, Ltd.	181,630	290,823
*	Oberoi Realty, Ltd.	36,793	332,167
	Oil & Natural Gas Corp., Ltd.	129,321	201,187
	Oil India, Ltd.	41,265	92,483
*	Olectra Greentech, Ltd.	3,467	14,171
*	Omaxe, Ltd.	19,919	23,178
	Oracle Financial Services Software, Ltd.	3,772	218,798
	Orient Cement, Ltd.	24,311	52,427
	Orient Electric, Ltd.	12,332	54,132
	Oriental Carbon & Chemicals, Ltd.	634	9,627
	Page Industries, Ltd.	938	397,253
	Paisalo Digital, Ltd.	5,849	51,743
	Parag Milk Foods, Ltd.	11,590	21,656
*	PC Jeweller, Ltd.	28,041	9,241
	Persistent Systems, Ltd.	16,947	717,101
	Petronet LNG, Ltd.	293,933	867,388
	Pfizer, Ltd.	2,126	168,103
	Phillips Carbon Black, Ltd.	30,584	112,015
*	Phoenix Mills, Ltd. (The)	13,613	156,883
	PI Industries, Ltd.	23,271	924,853
	Pidilite Industries, Ltd.	13,377	411,365
	Piramal Enterprises, Ltd.	31,460	984,428
*	PNB Housing Finance, Ltd.	5,256	47,815
*	PNC Infratech, Ltd.	30,500	128,475
*	Poly Medicure, Ltd.	3,192	42,206
	Polyplex Corp., Ltd.	5,156	104,902
	Power Finance Corp., Ltd.	337,298	590,172
	Power Grid Corp. of India, Ltd.	162,617	374,375
	Power Grid Corporation of India, Ltd.	54,206	124,561
*	Praj Industries, Ltd.	12,897	64,078
*	Prakash Industries, Ltd.	18,009	20,258
*	Prestige Estates Projects, Ltd.	51,311	235,370
*	Prism Johnson, Ltd.	43,150	80,247
	Privi Speciality Chemicals, Ltd.	1,483	31,760
	Procter & Gamble Health, Ltd.	1,041	75,703
	Procter & Gamble Hygiene & Health Care, Ltd.	1,703	290,603
*	PSP Projects, Ltd.	3,112	19,384
	PTC India Financial Services, Ltd.	58,589	16,143
	PTC India, Ltd.	80,783	111,876
*	Punjab & Sind Bank	41,027	11,041
*	Punjab National Bank	439,236	232,810

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	PVR, Ltd.	11,746	$221,794
	Quess Corp., Ltd.	19,671	231,671
	Radico Khaitan, Ltd.	16,295	198,378
	Rain Industries, Ltd.	46,310	161,577
	Rajesh Exports, Ltd.	33,725	281,058
	Rallis India, Ltd.	11,377	49,523
	Ramco Cements, Ltd. (The)	24,308	356,497
	Ramco Industries, Ltd.	13,704	61,973
	Rashtriya Chemicals & Fertilizers, Ltd.	35,779	40,576
*	Ratnamani Metals & Tubes, Ltd.	3,945	115,002
*	Raymond, Ltd.	11,792	69,912
*	RBL Bank, Ltd.	157,218	409,149
	REC, Ltd.	345,075	707,617
	Redington India, Ltd.	104,718	463,254
*	Relaxo Footwears, Ltd.	12,843	198,312
	Reliance Industries, Ltd.	235,961	6,473,582
*	Reliance Power, Ltd.	117,781	19,156
	Repco Home Finance, Ltd.	4,963	22,723
	Rhi Magnesita India, Ltd.	10,208	48,117
	Sagar Cements, Ltd.	1,061	18,708
	Sanofi India, Ltd.	2,330	261,141
	SBI Life Insurance Co., Ltd.	4,052	60,630
	Schaeffler India, Ltd.	912	85,107
*	Sequent Scientific, Ltd.	6,658	26,360
	SH Kelkar & Co., Ltd.	8,092	18,469
	Sharda Cropchem, Ltd.	10,452	48,929
*	Shilpa Medicare, Ltd.	7,390	62,798
	Shipping Corp. of India, Ltd.	59,327	88,384
*	Shoppers Stop, Ltd.	2,532	9,097
	Shree Cement, Ltd.	734	279,199
	Shriram City Union Finance, Ltd.	7,575	189,209
	Shriram Transport Finance Co., Ltd.	56,073	1,056,993
	Siemens, Ltd.	3,071	80,576
*	SIS, Ltd.	2,382	15,436
	SKF India, Ltd.	2,554	98,455
	Sobha, Ltd.	19,594	156,714
	Solar Industries India, Ltd.	6,105	140,310
	Solara Active Pharma Sciences, Ltd.	3,320	73,335
	Somany Home Innovation, Ltd.	8,539	42,421
	Sonata Software, Ltd.	20,977	218,212
*	South Indian Bank, Ltd. (The)	332,336	48,125
*	SpiceJet, Ltd.	21,747	22,077
	SRF, Ltd.	6,328	737,484
	Srikalahasthi Pipes, Ltd.	2,877	8,971
*	Star Cement, Ltd.	7,399	11,085
	State Bank of India	114,695	667,411
	State Bank of India, GDR	1,026	59,611
	Steel Authority of India, Ltd.	277,659	531,189
	Sterlite Technologies, Ltd.	52,825	207,383
	Strides Pharma Science, Ltd.	21,638	224,281
	Subros, Ltd.	10,122	44,760
	Sudarshan Chemical Industries	11,301	114,074
	Sun Pharmaceutical Industries, Ltd.	90,163	938,333
	Sun TV Network, Ltd.	29,483	227,826
	Sundaram Finance Holdings, Ltd.	7,208	7,810
	Sundaram Finance, Ltd.	9,849	342,482
	Sundaram-Clayton, Ltd.	599	29,340
	Sundram Fasteners, Ltd.	15,180	155,725
	Sunteck Realty, Ltd.	26,148	133,637

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Suprajit Engineering, Ltd.	15,006	$67,874
	Supreme Industries, Ltd.	13,018	367,577
	Supreme Petrochem, Ltd.	11,031	106,675
	Suven Pharmaceuticals, Ltd.	55,204	376,078
*	Suvidhaa Infoserve, Ltd.	11,124	3,575
	Swaraj Engines, Ltd.	1,242	30,029
	Symphony, Ltd.	1,873	23,852
*	Syngene International, Ltd.	19,425	166,498
*	TARC, Ltd.	44,042	24,469
	Tata Chemicals, Ltd.	51,501	531,877
	Tata Communications, Ltd.	14,869	289,203
	Tata Consultancy Services, Ltd.	68,829	2,934,664
	Tata Consumer Products, Ltd.	129,394	1,314,228
	Tata Elxsi, Ltd.	4,794	272,981
	Tata Metaliks, Ltd.	5,683	101,237
*	Tata Motors, Ltd.	667,548	2,647,637
	Tata Power Co., Ltd. (The)	176,417	297,362
*	Tata Steel BSL, Ltd.	85,356	109,528
	Tata Steel Long Products, Ltd.	7,583	115,527
	Tata Steel, Ltd.	157,080	3,035,738
	TCI Express, Ltd.	3,754	76,866
	Tech Mahindra, Ltd.	113,369	1,842,750
	Techno Electric & Engineering Co., Ltd.	15,018	60,603
	Thermax, Ltd.	5,791	110,755
*	Thomas Cook India, Ltd.	36,462	30,368
	Thyrocare Technologies, Ltd.	4,402	77,560
	Tide Water Oil Co. India, Ltd.	515	21,555
	Tide Water Oil Co., India, Ltd.	515	21,629
	Time Technoplast, Ltd.	58,614	64,833
	Timken India, Ltd.	3,329	70,263
	Tinplate Co. of India, Ltd. (The)	10,194	35,551
	Titan Co., Ltd.	44,521	1,031,502
	Torrent Pharmaceuticals, Ltd.	12,854	531,594
	Torrent Power, Ltd.	39,877	244,712
	Transport Corp. of India, Ltd.	10,050	57,103
	Trident, Ltd.	564,080	156,902
*	Triveni Engineering & Industries, Ltd.	40,732	102,910
*	Triveni Turbine, Ltd.	9,284	15,383
	TTK Prestige, Ltd.	1,020	119,456
	Tube Investments of India, Ltd.	36,180	544,441
	TV Today Network, Ltd.	13,324	52,333
*	TV18 Broadcast, Ltd.	207,389	108,996
*	TVS Srichakra, Ltd.	1,447	42,142
*	UCO Bank	262,100	48,744
	Uflex, Ltd.	11,771	86,382
	UltraTech Cement, Ltd.	11,251	1,155,232
	Unichem Laboratories, Ltd.	12,905	57,778
*	Union Bank of India	277,818	138,029
	United Breweries, Ltd.	2,372	45,537
*	United Spirits, Ltd.	47,033	406,564
	UPL, Ltd.	258,990	2,809,190
*	Usha Martin, Ltd.	48,729	44,271
*	VA Tech Wabag, Ltd.	10,297	51,101
	Vaibhav Global, Ltd.	17,605	196,749
	Vakrangee, Ltd.	221,710	107,957
*	Vardhman Textiles, Ltd.	6,194	158,651
*	Varroc Engineering, Ltd.	8,908	40,571
	Varun Beverages, Ltd.	14,041	143,078
	Vedanta, Ltd.	63,789	259,179

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
#	Vedanta, Ltd., ADR	3,300	$52,899
	Venky's India, Ltd.	636	26,426
	Vesuvius India, Ltd.	1,110	19,679
	V-Guard Industries, Ltd.	29,973	100,547
	Vinati Organics, Ltd.	9,924	264,345
	Vindhya Telelinks, Ltd.	1,308	23,565
*	V-Mart Retail, Ltd.	1,571	81,376
*	Vodafone Idea, Ltd.	1,720,446	192,019
*	Voltamp Transformers, Ltd.	1,111	23,179
	VRL Logistics, Ltd.	13,256	54,173
	VST Industries, Ltd.	1,677	77,523
*	VST Tillers Tractors, Ltd.	349	9,584
	Welspun Corp., Ltd.	34,836	65,119
	Welspun Enterprises, Ltd.	21,331	30,424
	Welspun India, Ltd.	149,156	269,104
*	West Coast Paper Mills, Ltd.	14,627	51,486
	Wheels India, Ltd.	735	8,314
	Whirlpool of India, Ltd.	4,402	130,076
	Wipro, Ltd.	135,883	1,072,049
*	Wockhardt, Ltd.	14,169	100,976
*	Yes Bank, Ltd.	644,005	111,001
	Zee Entertainment Enterprises, Ltd.	268,611	734,210
	Zensar Technologies, Ltd.	22,420	125,482
	Zydus Wellness, Ltd.	374	10,937
TOTAL INDIA			169,124,805
INDONESIA — (0.4%)
	Ace Hardware Indonesia Tbk PT	2,023,900	184,882
	Adaro Energy Tbk PT	4,921,100	454,482
	Adhi Karya Persero Tbk PT	754,695	35,761
*	Adi Sarana Armada Tbk PT	314,400	52,201
*	Agung Semesta Sejahtera Tbk PT	379,600	1,312
	AKR Corporindo Tbk PT	537,700	133,859
*	Alam Sutera Realty Tbk PT	5,422,500	58,524
	Aneka Tambang Tbk	1,041,846	181,554
*	Armidian Karyatama Tbk PT	544,900	353
	Astra Agro Lestari Tbk PT	132,800	73,028
	Astra International Tbk PT	2,213,700	722,803
	Astra Otoparts Tbk PT	109,700	8,044
	Bank BTPN Syariah Tbk PT	158,600	25,999
*	Bank Bukopin Tbk PT	2,905,400	82,073
	Bank Central Asia Tbk PT	342,800	707,662
	Bank Danamon Indonesia Tbk PT	628,000	93,781
	Bank Mandiri Persero Tbk PT	1,155,600	455,337
	Bank Maybank Indonesia Tbk PT	971,000	22,943
*	Bank Nationalnobu Tbk PT	65,200	6,016
	Bank Negara Indonesia Persero Tbk PT	1,009,600	333,431
*	Bank Pan Indonesia Tbk PT	974,200	49,140
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	960,500	81,393
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	78,292
	Bank Rakyat Indonesia Persero Tbk PT	2,587,400	663,788
*	Bank Tabungan Negara Persero Tbk PT	1,366,600	124,218
	Barito Pacific Tbk PT	6,064,200	406,905
*	Bekasi Fajar Industrial Estate Tbk PT	2,015,100	16,991
	BFI Finance Indonesia Tbk PT	536,000	34,601
*	Blue Bird Tbk PT	168,500	12,700
*	Buana Lintas Lautan Tbk PT	3,163,100	54,254
	Bukit Asam Tbk PT	1,380,500	212,892
*	Bumi Serpong Damai Tbk PT	2,039,100	131,757

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	$8,308
*	Capital Financial Indonesia Tbk PT	373,600	10,389
	Charoen Pokphand Indonesia Tbk PT	1,144,800	485,059
	Cikarang Listrindo Tbk PT	409,000	17,684
	Ciputra Development Tbk PT	4,754,247	284,419
*	Citra Marga Nusaphala Persada Tbk PT	166,518	19,522
*	Delta Dunia Makmur Tbk PT	2,924,600	62,726
	Dharma Satya Nusantara Tbk PT	1,024,000	38,245
*	Eagle High Plantations Tbk PT	4,013,600	24,160
	Elnusa Tbk PT	1,799,200	32,584
	Erajaya Swasembada Tbk PT	3,182,500	145,364
*	FKS Food Sejahtera Tbk PT	494,100	7,040
*	Gajah Tunggal Tbk PT	847,000	45,730
*	Garuda Indonesia Persero Tbk PT	2,201,200	33,789
	Gudang Garam Tbk PT	138,300	313,991
*	Hanson International Tbk PT	36,338,700	23,556
	Harum Energy Tbk PT	128,600	51,154
	Indah Kiat Pulp & Paper Corp. Tbk PT	830,400	390,328
*	Indika Energy Tbk PT	744,800	70,567
	Indo Tambangraya Megah Tbk PT	156,500	183,453
	Indocement Tunggal Prakarsa Tbk PT	244,700	148,990
	Indofood CBP Sukses Makmur Tbk PT	282,100	158,390
	Indofood Sukses Makmur Tbk PT	1,595,300	670,579
*	Indo-Rama Synthetics Tbk PT	28,100	7,293
*	Indosat Tbk PT	340,300	138,886
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,429,600	79,592
*	Inti Agri Resources Tbk PT	532,800	345
*	Intiland Development Tbk PT	2,720,500	30,703
	Japfa Comfeed Indonesia Tbk PT	2,060,300	222,631
	Jasa Marga Persero Tbk PT	334,204	91,094
	Jaya Real Property Tbk PT	1,298,300	40,781
	Kalbe Farma Tbk PT	2,196,200	191,409
*	Kapuas Prima Coal Tbk PT	1,002,500	10,538
*	Kawasan Industri Jababeka Tbk PT	2,914,410	34,252
*	KMI Wire & Cable Tbk PT	513,700	11,938
*	Krakatau Steel Persero Tbk PT	1,204,811	40,333
*	Kresna Graha Investama Tbk PT	1,585,300	17,987
	Link Net Tbk PT	322,400	102,570
*	Lippo Cikarang Tbk PT	725,340	46,738
*	Lippo Karawaci Tbk PT	9,529,800	98,274
*	Malindo Feedmill Tbk PT	521,400	25,963
*	Map Aktif Adiperkasa PT	60,800	6,876
	Mayora Indah Tbk PT	759,200	115,410
*	Medco Energi Internasional Tbk PT	5,409,600	182,411
*	Media Nusantara Citra Tbk PT	2,123,400	116,014
*	Mega Manunggal Property Tbk PT	404,800	20,445
*	Merdeka Copper Gold Tbk PT	223,300	45,694
	Metrodata Electronics Tbk PT	386,800	70,336
*	Mitra Adiperkasa Tbk PT	3,535,200	151,617
	Mitra Keluarga Karyasehat Tbk PT	378,700	67,838
	Mitra Pinasthika Mustika Tbk PT	324,700	15,851
*	MNC Kapital Indonesia Tbk PT	1,393,200	11,271
*	MNC Land Tbk PT	7,346,800	53,361
*	MNC Vision Networks Tbk PT	496,500	8,583
	Nippon Indosari Corpindo Tbk PT	326,544	30,470
	Pabrik Kertas Tjiwi Kimia Tbk PT	326,200	153,887
*	Pacific Strategic Financial Tbk PT	445,200	25,694
*	Pakuwon Jati Tbk PT	6,004,200	166,185
*	Panin Financial Tbk PT	5,284,100	66,217

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Perusahaan Gas Negara Tbk PT	1,577,700	$106,415
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	108,215
*	Pool Advista Indonesia Tbk PT	107,000	69
*	PP Persero Tbk PT	1,316,763	76,563
	Puradelta Lestari Tbk PT	2,101,200	27,645
	Ramayana Lestari Sentosa Tbk PT	717,500	31,277
*	Rimo International Lestari Tbk PT	17,222,700	11,164
*	Salim Ivomas Pratama Tbk PT	1,294,900	39,933
	Sarana Menara Nusantara Tbk PT	2,832,900	286,966
	Sariguna Primatirta Tbk PT	530,300	16,791
	Sawit Sumbermas Sarana Tbk PT	1,437,400	83,043
	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	50,480
	Semen Baturaja Persero Tbk PT	173,800	7,036
	Semen Indonesia Persero Tbk PT	606,100	322,994
	Siloam International Hospitals Tbk PT	95,646	55,054
	Sri Rejeki Isman Tbk PT	5,584,400	56,375
*	Summarecon Agung Tbk PT	3,451,323	179,133
*	Surya Citra Media Tbk PT	1,423,000	226,378
*	Surya Esa Perkasa Tbk PT	1,460,200	44,616
*	Surya Semesta Internusa Tbk PT	2,170,500	74,774
	Telkom Indonesia Persero Tbk PT	1,328,300	297,750
	Telkom Indonesia Persero Tbk PT, Sponsored ADR	6,000	134,100
*	Timah Tbk PT	375,700	43,265
*	Tiphone Mobile Indonesia Tbk PT	985,400	1,546
	Tower Bersama Infrastructure Tbk PT	2,037,500	452,557
*	Trada Alam Minera Tbk PT	8,033,600	5,208
	Tunas Baru Lampung Tbk PT	1,230,000	68,062
	Unilever Indonesia Tbk PT	523,000	152,761
	United Tractors Tbk PT	558,300	755,392
	Vale Indonesia Tbk PT	295,100	112,243
*	Waskita Beton Precast Tbk PT	4,441,600	40,235
*	Waskita Karya Persero Tbk PT	1,374,223	83,174
	Wijaya Karya Beton Tbk PT	1,250,300	19,723
	Wijaya Karya Persero Tbk PT	1,387,034	88,318
	XL Axiata Tbk PT	1,891,000	352,028
TOTAL INDONESIA			15,637,773
IRELAND — (0.7%)
*	AIB Group P.L.C.	242,041	594,464
*	Bank of Ireland Group P.L.C.	337,989	1,793,100
*	C&C Group P.L.C.	78,532	258,080
*	Cairn Homes P.L.C.	212,585	282,747
	CRH P.L.C., Sponsored ADR	228,603	11,405,004
*	FBD Holdings P.L.C.	12,798	118,354
*	Flutter Entertainment P.L.C.	2,501	426,389
*	Flutter Entertainment P.L.C.	15,054	2,570,935
	Glanbia P.L.C.	33,448	574,207
*	Glenveagh Properties P.L.C.	12,063	14,306
*	Greencore Group P.L.C.	149,646	271,177
*	Irish Continental Group P.L.C.	44,851	235,674
	Kerry Group P.L.C., Class A	3,823	566,464
	Kingspan Group P.L.C.	40,520	4,406,300
*	Permanent TSB Group Holdings P.L.C.	27,099	46,907
	Smurfit Kappa Group P.L.C.	85,945	4,848,499
TOTAL IRELAND			28,412,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.5%)
#	Adgar Investment and Development, Ltd.	12,310	$23,023
	Afcon Holdings, Ltd.	747	47,134
*	AFI Properties, Ltd.	4,496	214,760
*	Airport City, Ltd.	22,503	383,500
*	Allot, Ltd.	4,114	75,167
	Alony Hetz Properties & Investments, Ltd.	21,217	289,051
*	Alrov Properties and Lodgings, Ltd.	2,314	105,102
	Amot Investments, Ltd.	32,080	211,805
#	Arad, Ltd.	2,793	37,256
	Ashtrom Group, Ltd.	7,342	157,899
	AudioCodes, Ltd.	900	29,484
	Aura Investments, Ltd.	11,985	12,029
#*	Avgol Industries 1953, Ltd.	27,468	24,534
*	Azorim-Investment Development & Construction Co., Ltd.	31,669	119,681
	Azrieli Group, Ltd.	2,640	210,262
*	Bank Hapoalim BM	56,267	447,769
*	Bank Leumi Le-Israel BM	142,963	1,092,407
*	Bet Shemesh Engines Holdings 1997, Ltd.	1,218	24,615
*	Bezeq The Israeli Telecommunication Corp., Ltd.	142,355	152,048
*	Big Shopping Centers, Ltd.	1,233	172,409
	Blue Square Real Estate, Ltd.	1,087	83,240
*	Brack Capital Properties NV	732	78,202
*	Camtek, Ltd.	7,144	256,803
	Carasso Motors, Ltd.	9,001	46,169
*	Cellcom Israel, Ltd.	34,646	130,352
*	Ceragon Networks, Ltd.	10,169	40,676
*	Clal Insurance Enterprises Holdings, Ltd.	13,829	275,318
*	Compugen, Ltd.	2,509	18,190
	Danel Adir Yeoshua, Ltd.	1,378	293,934
	Delek Automotive Systems, Ltd.	11,971	151,040
*	Delek Group, Ltd.	1,477	88,243
	Delta-Galil Industries, Ltd.	6,471	274,664
	Dor Alon Energy in Israel 1988, Ltd.	1,754	48,072
	Duniec Brothers, Ltd.	333	15,602
	Elbit Systems, Ltd.	1,672	220,178
#	Elbit Systems, Ltd.	1,605	212,871
	Electra Consumer Products 1970, Ltd.	5,498	287,909
	Electra Real Estate, Ltd.	4,747	63,038
	Electra, Ltd.	739	415,305
	Energix-Renewable Energies, Ltd.	18,849	74,279
*	Enlight Renewable Energy, Ltd.	35,156	78,588
*	Equital, Ltd.	10,355	275,227
*	First International Bank Of Israel, Ltd. (The)	16,458	521,885
	FMS Enterprises Migun, Ltd.	1,064	30,038
	Formula Systems 1985, Ltd.	5,016	442,321
	Fox Wizel, Ltd.	4,827	569,087
	Gav-Yam Lands Corp., Ltd.	28,800	272,869
	Gilat Satellite Networks, Ltd.	6,757	69,716
	Hadera Paper, Ltd.	1,607	124,632
	Harel Insurance Investments & Financial Services, Ltd.	41,262	391,482
	Hilan, Ltd.	4,774	246,162
	ICL Group, Ltd.	77,014	561,208
	IDI Insurance Co., Ltd.	1,858	63,202
	IES Holdings, Ltd.	280	20,527
	Inrom Construction Industries, Ltd.	18,124	92,293
*	Isracard, Ltd.	29,098	111,310
	Israel Canada T.R, Ltd.	18,128	77,208
*	Israel Discount Bank, Ltd., Class A	151,789	711,056
	Israel Land Development - Urban Renewal, Ltd.	1,155	14,589

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Isras Investment Co., Ltd.	140	$30,855
*	Kamada, Ltd.	2,220	12,183
*	Kamada, Ltd.	2,761	15,020
	Kenon Holdings, Ltd.	4,298	145,213
	Kerur Holdings, Ltd.	1,856	53,094
	Klil Industries, Ltd.	492	48,518
	Levinstein Properties, Ltd.	621	14,705
	Magic Software Enterprises, Ltd.	3,777	65,946
	Magic Software Enterprises, Ltd.	1,425	24,939
	Malam - Team, Ltd.	2,210	73,630
	Matrix IT, Ltd.	10,705	294,562
	Maytronics, Ltd.	16,769	364,756
	Mediterranean Towers, Ltd.	17,620	53,718
	Mega Or Holdings, Ltd.	4,172	135,018
*	Mehadrin, Ltd.	232	9,848
	Meitav Dash Investments, Ltd.	8,052	41,941
#*	Melisron, Ltd.	3,680	271,350
	Menora Mivtachim Holdings, Ltd.	12,951	255,780
*	Migdal Insurance & Financial Holdings, Ltd.	135,296	173,358
	Mivne Real Estate KD, Ltd.	60,197	179,871
	Mivtach Shamir Holdings, Ltd.	2,452	81,791
*	Mizrahi Tefahot Bank, Ltd.	33,547	1,016,649
*	Naphtha Israel Petroleum Corp., Ltd.	22,374	102,996
	Nawi Brothers, Ltd.	5,014	38,049
*	Neto Malinda Trading, Ltd.	456	10,892
	Neto ME Holdings, Ltd.	612	26,440
*	Nice, Ltd.	2,632	732,441
*	Nice, Ltd., Sponsored ADR	305	84,988
*	Nova, Ltd.	8,722	835,840
*	Oil Refineries, Ltd.	830,008	196,114
#	One Software Technologies, Ltd.	11,900	181,710
#*	OPC Energy, Ltd.	13,623	129,006
*	Partner Communications Co., Ltd.	84,067	361,270
	Paz Oil Co., Ltd.	3,147	379,975
*	Perion Network, Ltd.	4,398	82,327
	Phoenix Holdings, Ltd. (The)	43,266	413,466
	Plasson Industries, Ltd.	1,820	99,008
	Prashkovsky Investments and Construction, Ltd.	705	20,361
	Priortech, Ltd.	2,831	72,695
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	125,442
	Scope Metals Group, Ltd.	3,658	110,899
	Shapir Engineering and Industry, Ltd.	38,800	287,370
#*	Shikun & Binui, Ltd.	112,999	640,189
	Shufersal, Ltd.	36,792	296,114
	Strauss Group, Ltd.	8,386	232,459
*	Summit Real Estate Holdings, Ltd.	15,262	231,405
*	Suny Cellular Communication, Ltd.	31,041	13,682
	Tadiran Group, Ltd.	1,079	126,636
	Tel Aviv Stock Exchange, Ltd.	2,128	13,155
*	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	73,404	708,349
*	Tower Semiconductor, Ltd.	29,264	815,002
#	Victory Supermarket Chain, Ltd.	820	17,697
	Vitania, Ltd.	1,561	10,764
	YH Dimri Construction & Development, Ltd.	757	48,751
TOTAL ISRAEL			22,385,657
ITALY — (1.6%)
	A2A SpA	601,238	1,275,616
	ACEA SpA	30,050	700,330

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Amplifon SpA	44,452	$2,195,239
	Anima Holding SpA	103,681	510,738
*	Arnoldo Mondadori Editore SpA	66,336	154,381
	Ascopiave SpA	27,198	113,090
	Assicurazioni Generali SpA	111,193	2,216,981
*	Atlantia SpA	64,821	1,175,754
*	Autogrill SpA	39,721	278,686
	Autostrade Meridionali SpA	137	4,632
	Avio SpA	4,330	60,888
	Azimut Holding SpA	45,235	1,163,633
	B&C Speakers SpA	836	11,611
#*	Banca Carige SpA	301	426
*	Banca Generali SpA	27,309	1,132,899
	Banca IFIS SpA	10,751	177,278
	Banca Mediolanum SpA	15,017	147,795
#*	Banca Monte dei Paschi di Siena SpA	520	720
	Banca Popolare di Sondrio SCPA	183,166	806,836
#	Banca Profilo SpA	46,449	12,001
*	Banca Sistema SpA	18,647	47,091
#	Banco BPM SpA	643,041	1,929,140
	Banco di Desio e della Brianza SpA	16,694	61,766
	Be Shaping The Future SpA	35,768	81,728
	BFF Bank SpA	47,549	496,366
*	Biesse SpA	4,465	169,822
	BPER Banca	354,637	691,369
#	Brembo SpA	37,656	526,248
#*	Brunello Cucinelli SpA	11,657	722,122
	Buzzi Unicem SpA	24,375	644,312
	Cairo Communication SpA	27,066	49,326
	Carel Industries SpA	4,807	114,370
	Cementir Holding NV	15,517	174,807
*	Cerved Group SpA	77,068	904,594
*	CIR SpA-Compagnie Industriali	286,336	173,939
	CNH Industrial NV	156,507	2,613,285
	Credito Emiliano SpA	35,737	229,038
	Danieli & C Officine Meccaniche SpA	11,892	218,241
	Danieli & C Officine Meccaniche SpA	7,008	207,706
	Davide Campari-Milano NV	499	7,015
	De' Longhi SpA	9,270	409,919
	DeA Capital SpA	39,122	59,633
	DiaSorin SpA	6,986	1,417,840
*	Elica SpA	3,965	15,709
	Emak SpA	23,116	47,942
	Enel SpA	435,419	4,012,618
	Eni SpA	146,761	1,735,539
	ERG SpA	22,428	700,442
	Esprinet SpA	9,068	167,251
#*	Eurotech SpA	8,670	47,759
	Ferrari NV	9,208	2,006,817
*	Fincantieri SpA	173,288	148,341
*	FinecoBank Banca Fineco SpA	109,674	1,963,869
*	FNM SpA	63,935	45,891
	Gefran SpA	1,857	20,825
	Gruppo MutuiOnline SpA	9,721	573,421
	Hera SpA	303,423	1,289,380
*	Illimity Bank SpA	14,149	198,816
*	IMMSI SpA	88,096	53,288
#	Infrastrutture Wireless Italiane SpA	26,731	301,958
*	Intek Group SpA	29,824	12,143

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Interpump Group SpA	18,673	$1,167,240
	Intesa Sanpaolo SpA	1,170,618	3,233,887
	Iren SpA	159,197	484,502
	Italgas SpA	133,957	906,712
	Italmobiliare SpA	5,062	193,185
*	IVS Group SA	3,130	22,457
#*	Juventus Football Club SpA	165,578	144,045
	La Doria SpA	7,923	169,986
*	Leonardo SpA	88,508	695,557
	Maire Tecnimont SpA	50,309	186,067
	Mediaset SpA	275,017	841,617
*	Mediobanca Banca di Credito Finanziario SpA	168,269	1,969,491
#	Moncler SpA	27,682	1,901,274
*	Nexi SpA	6,243	133,758
#*	OVS SpA	69,768	143,405
	Piaggio & C SpA	94,601	363,375
	Pirelli & C SpA	122,285	738,455
	Poste Italiane SpA	85,475	1,131,046
*	Prima Industrie SpA	1,946	51,366
	Prysmian SpA	29,394	1,053,874
	RAI Way SpA	37,554	221,915
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,341,933
	Reno de Medici SpA	85,220	145,004
	Reply SpA	5,731	1,024,502
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	46,050
	Sabaf SpA	2,401	72,586
#*	Saipem SpA	192,212	440,980
*	Saras SpA	206,603	151,824
*	Servizi Italia SpA	2,987	7,653
*	Sesa SpA	2,079	370,151
	Snam SpA	63,520	384,222
*	Societa Cattolica Di Assicurazione SpA	75,058	615,879
*	Sogefi SpA	29,462	47,766
	SOL SpA	12,728	279,371
	Tamburi Investment Partners SpA	29,116	284,787
	Technogym SpA	34,456	444,277
	Telecom Italia SpA	1,752,440	767,413
	Telecom Italia SpA	1,355,110	631,790
	Telecom Italia SpA, Sponsored ADR	8,643	37,683
	Tenaris SA	46,891	477,770
	Tenaris SA, ADR	28,235	577,123
#	Terna SpA	137,860	1,094,111
	Tinexta S.p.A.	6,776	295,587
*	Tod's SpA	2,352	147,678
	TXT e-solutions SpA	1,853	17,572
	UniCredit SpA	271,509	3,247,618
	Unieuro SpA	3,863	108,270
	Unipol Gruppo SpA	170,742	907,397
	UnipolSai Assicurazioni SpA	160,496	445,585
#	Webuild SpA	76,708	208,912
	Zignago Vetro SpA	7,898	160,133
TOTAL ITALY			67,966,061
JAPAN — (14.4%)
	77 Bank, Ltd. (The)	20,800	220,654
	A&A Material Corp.	1,900	17,647
	A&D Co., Ltd.	11,800	106,653
	ABC-Mart, Inc.	1,300	71,677
	Abist Co., Ltd.	1,200	32,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Achilles Corp.	6,100	$76,046
	Acom Co., Ltd.	32,300	132,573
	AD Works Group Co., Ltd.	13,910	19,682
	Adastria Co., Ltd.	11,700	201,812
	ADEKA Corp.	37,900	765,195
	Ad-sol Nissin Corp.	1,600	30,434
	Advan Group Co., Ltd.	6,600	54,059
	Advance Create Co., Ltd.	3,600	32,984
	Advanex, Inc.	700	8,099
	Advantage Risk Management Co., Ltd.	2,200	22,433
	Advantest Corp.	17,400	1,536,089
*	Adventure, Inc.	600	35,895
	Aeon Co., Ltd.	65,024	1,779,370
	Aeon Delight Co., Ltd.	9,500	312,571
	Aeon Fantasy Co., Ltd.	1,800	31,710
	AEON Financial Service Co., Ltd.	40,600	500,189
	Aeon Hokkaido Corp.	9,900	93,444
	Aeon Mall Co., Ltd.	17,800	271,310
	Aeria, Inc.	8,000	32,980
	AFC-HD AMS Life Science Co., Ltd.	4,100	47,515
	AGC, Inc.	36,100	1,543,749
	Agro-Kanesho Co., Ltd.	1,800	22,845
	Ahresty Corp.	9,600	42,433
	Ai Holdings Corp.	5,200	97,081
	Aica Kogyo Co., Ltd.	4,600	162,537
	Aichi Bank, Ltd. (The)	3,300	96,741
	Aichi Corp.	12,600	90,732
	Aichi Steel Corp.	4,600	122,007
	Aichi Tokei Denki Co., Ltd.	1,200	49,306
	Aida Engineering, Ltd.	21,800	201,591
	Aiful Corp.	103,400	324,993
	Ain Holdings, Inc.	13,200	808,036
	Ainavo Holdings Co., Ltd.	800	7,652
	Aiphone Co., Ltd.	4,500	81,188
	Air Water, Inc.	64,700	967,213
	Airport Facilities Co., Ltd.	10,500	55,279
	Aisan Industry Co., Ltd.	22,700	198,289
	Aisin Corp.	32,200	1,303,582
	Aizawa Securities Co., Ltd.	12,600	119,997
	Ajinomoto Co., Inc.	32,900	838,190
	Ajis Co., Ltd.	2,100	67,241
	Akatsuki Corp.	4,600	15,977
	Akatsuki, Inc.	2,400	71,737
*	Akebono Brake Industry Co., Ltd.	43,900	68,342
	Akita Bank, Ltd. (The)	5,900	75,098
	Albis Co., Ltd.	2,900	61,627
	Alconix Corp.	11,500	152,843
	Alfresa Holdings Corp.	30,900	470,603
	Alinco, Inc.	8,800	80,284
#	Alleanza Holdings Co., Ltd.	4,100	49,583
	Alpen Co., Ltd.	7,200	202,395
	Alpha Corp.	3,000	31,756
	Alpha Systems, Inc.	1,600	58,616
	Alps Alpine Co., Ltd.	71,844	747,817
	Alps Logistics Co., Ltd.	1,900	16,931
#	Altech Corp.	6,710	124,520
	Amada Co., Ltd.	80,000	822,250
	Amano Corp.	16,400	404,371
	Amiyaki Tei Co., Ltd.	1,600	42,244

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amuse, Inc.	200	$4,086
*	ANA Holdings, Inc.	9,900	231,988
	Anabuki Kosan, Inc.	1,900	34,977
	Anest Iwata Corp.	8,600	82,939
	Anicom Holdings, Inc.	4,600	36,302
	Anritsu Corp.	5,800	101,370
	AOI Electronics Co., Ltd.	2,000	42,076
	AOKI Holdings, Inc.	19,000	113,690
	Aomori Bank, Ltd. (The)	8,200	148,517
*	Aoyama Trading Co., Ltd.	17,800	113,783
	Aoyama Zaisan Networks Co., Ltd.	2,000	28,684
	Aozora Bank, Ltd.	29,600	666,236
	Apaman Co., Ltd.	3,200	16,812
	Arakawa Chemical Industries, Ltd.	6,700	72,803
	Arata Corp.	4,400	171,723
	Arcland Sakamoto Co., Ltd.	4,600	63,451
	Arcland Service Holdings Co., Ltd.	4,000	82,618
	Arcs Co., Ltd.	19,100	389,010
	Arealink Co., Ltd.	5,300	76,688
	Argo Graphics, Inc.	3,400	106,861
	Arisawa Manufacturing Co., Ltd.	10,600	86,512
	Artnature, Inc.	9,700	60,123
	ArtSpark Holdings, Inc.	16,000	142,371
*	Aruhi Corp.	1,500	18,977
	As One Corp.	500	67,932
	Asahi Broadcasting Group Holdings Corp.	4,500	28,958
	Asahi Co., Ltd.	6,500	78,587
	Asahi Diamond Industrial Co., Ltd.	23,700	116,584
	Asahi Group Holdings, Ltd.	39,800	1,790,782
	Asahi Holdings, Inc.	36,200	715,878
	Asahi Intecc Co., Ltd.	26,200	709,944
	Asahi Kasei Corp.	296,500	3,233,308
	Asahi Kogyosha Co., Ltd.	1,500	44,434
#	Asahi Net, Inc.	3,700	23,060
	Asahi Yukizai Corp.	7,200	88,198
	Asante, Inc.	1,900	30,035
	Asanuma Corp.	4,000	172,118
*	Ashimori Industry Co., Ltd.	1,900	19,998
	Asia Pile Holdings Corp.	14,000	61,468
	Asics Corp.	9,800	216,429
	ASKA Pharmaceutical Holdings Co., Ltd.	5,100	45,717
	ASKUL Corp.	9,400	141,893
	Astellas Pharma, Inc.	71,400	1,137,214
	Astena Holdings Co., Ltd.	11,000	55,980
	Asti Corp.	1,300	32,503
	Ateam, Inc.	800	10,718
#	Atom Corp.	28,800	204,130
*	Atsugi Co., Ltd.	9,100	52,882
	Aucnet, Inc.	2,400	34,891
	Autobacs Seven Co., Ltd.	17,500	257,434
#	Avant Corp.	5,000	74,956
	Avantia Co., Ltd.	4,700	39,408
	Avex, Inc.	17,500	248,874
	Awa Bank, Ltd. (The)	12,800	231,678
#	Axell Corp.	2,300	17,980
	Axial Retailing, Inc.	8,500	294,926
	Azbil Corp.	6,400	249,588
	Bandai Namco Holdings, Inc.	20,300	1,313,494
	Bando Chemical Industries, Ltd.	14,200	118,540

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Bank of Iwate, Ltd. (The)	6,900	$105,185
	Bank of Kochi, Ltd. (The)	4,100	29,904
	Bank of Kyoto, Ltd. (The)	14,600	628,740
	Bank of Nagoya, Ltd. (The)	5,100	115,079
	Bank of Okinawa, Ltd. (The)	8,300	187,209
	Bank of Saga, Ltd. (The)	6,800	85,128
	Bank of the Ryukyus, Ltd.	14,500	95,745
	Bank of Toyama, Ltd. (The)	300	5,623
	Baroque Japan, Ltd.	7,100	57,126
	BayCurrent Consulting, Inc.	5,100	2,030,976
	Belc Co., Ltd.	5,500	269,694
	Bell System24 Holdings, Inc.	17,200	264,136
	Belluna Co., Ltd.	24,700	209,788
	Benefit One, Inc.	19,400	638,820
	Benesse Holdings, Inc.	12,500	287,637
	BeNext-Yumeshin Group Co.	16,091	200,275
*	Bengo4.com, Inc.	500	37,751
#	Bic Camera, Inc.	17,600	181,903
#	B-Lot Co., Ltd.	2,200	11,536
	BML, Inc.	8,000	276,301
#	Bookoff Group Holdings, Ltd.	3,100	27,509
	Bourbon Corp.	700	16,381
	BP Castrol K.K.	2,900	35,776
#	Br Holdings Corp.	10,200	43,424
	Bridgestone Corp.	87,400	3,850,395
	Broadleaf Co., Ltd.	32,400	149,344
#*	Broadmedia Corp.	21,200	16,454
	Brother Industries, Ltd.	62,300	1,267,863
#	Bull-Dog Sauce Co., Ltd.	3,500	68,221
	Bunka Shutter Co., Ltd.	24,700	265,797
	C Uyemura & Co., Ltd.	800	33,539
	CAC Holdings Corp.	2,100	27,123
	Calbee, Inc.	17,200	395,159
	Can Do Co., Ltd.	2,100	36,343
	Canare Electric Co., Ltd.	700	10,982
	Canon Electronics, Inc.	8,800	128,679
	Canon Marketing Japan, Inc.	14,100	315,829
	Canon, Inc., Sponsored ADR	1,500	34,620
	Canon, Inc.	45,900	1,056,988
	Capcom Co., Ltd.	39,600	1,088,835
	Carlit Holdings Co., Ltd.	8,400	56,874
#	Casa, Inc.	2,200	18,851
	Casio Computer Co., Ltd.	15,300	249,375
	Cawachi, Ltd.	7,300	147,589
#	CDS Co., Ltd.	1,800	26,184
	Central Automotive Products, Ltd.	3,900	119,014
	Central Glass Co., Ltd.	15,900	321,448
	Central Japan Railway Co.	4,300	625,498
	Central Security Patrols Co., Ltd.	2,100	57,304
	Central Sports Co., Ltd.	2,600	56,550
	Charm Care Corp. KK	3,200	32,274
	Chiba Bank, Ltd. (The)	63,300	360,093
	Chiba Kogyo Bank, Ltd. (The)	17,300	40,314
	Chilled & Frozen Logistics Holdings Co., Ltd.	7,000	105,600
	Chino Corp.	3,100	43,046
	Chiyoda Co., Ltd.	7,300	58,016
	Chiyoda Integre Co., Ltd.	5,600	91,255
	Chodai Co., Ltd.	3,400	59,613
	Chofu Seisakusho Co., Ltd.	9,200	167,371

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chori Co., Ltd.	5,000	$86,001
	Chubu Electric Power Co., Inc.	33,500	402,019
	Chubu Shiryo Co., Ltd.	10,900	113,873
	Chudenko Corp.	11,500	241,388
*	Chuetsu Pulp & Paper Co., Ltd.	3,200	37,239
	Chugai Pharmaceutical Co., Ltd.	9,600	353,765
	Chugai Ro Co., Ltd.	2,300	41,365
	Chugoku Bank, Ltd. (The)	56,500	449,293
	Chugoku Electric Power Co., Inc. (The)	31,600	285,648
	Chugoku Marine Paints, Ltd.	12,500	103,497
	Chukyo Bank, Ltd. (The)	5,000	63,882
	Chuo Spring Co., Ltd.	8,000	87,476
	CI Takiron Corp.	19,100	104,560
	Citizen Watch Co., Ltd.	101,600	397,442
	CK-San-Etsu Co., Ltd.	1,500	39,850
	Cleanup Corp.	10,500	51,937
	CMIC Holdings Co., Ltd.	8,000	104,244
*	CMK Corp.	19,100	73,505
	Coca-Cola Bottlers Japan Holdings, Inc.	29,425	480,192
#	cocokara fine, Inc.	2,400	179,176
	COLOPL, Inc.	2,500	18,204
	Colowide Co., Ltd.	3,700	66,881
#	Computer Engineering & Consulting, Ltd.	8,400	122,597
	COMSYS Holdings Corp.	18,805	522,639
	Comture Corp.	7,800	167,883
	Concordia Financial Group, Ltd.	247,117	884,626
	CONEXIO Corp.	10,700	156,236
*	COOKPAD, Inc.	2,900	6,372
	Core Corp.	1,800	24,849
	Corona Corp., Class A	5,700	47,329
	Cosel Co., Ltd.	8,100	75,393
	Cosmo Energy Holdings Co., Ltd.	22,400	520,963
	Cosmos Initia Co., Ltd.	5,600	22,436
	Cosmos Pharmaceutical Corp.	2,800	475,307
	Cota Co., Ltd.	1,903	25,185
#	CRE, Inc.	1,100	15,190
	Create Medic Co., Ltd.	3,600	31,540
*	Create Restaurants Holdings, Inc.	26,400	223,527
	Create SD Holdings Co., Ltd.	12,000	402,784
	Credit Saison Co., Ltd.	66,600	794,414
	Creek & River Co., Ltd.	4,300	70,178
	Cresco, Ltd.	3,000	53,700
	CTI Engineering Co., Ltd.	4,900	104,544
	CTS Co., Ltd.	8,900	66,071
	Curves Holdings Co., Ltd.	11,300	84,233
	CyberAgent, Inc.	56,000	1,007,913
	Cybernet Systems Co., Ltd.	1,500	9,276
#	Cybozu, Inc.	7,100	155,348
	Dai Nippon Printing Co., Ltd.	28,800	678,682
	Dai Nippon Toryo Co., Ltd.	9,200	70,934
	Daibiru Corp.	8,600	109,870
	Daicel Corp.	64,700	537,343
	Dai-Dan Co., Ltd.	5,800	139,627
	Daido Kogyo Co., Ltd.	4,700	47,085
	Daido Metal Co., Ltd.	19,800	109,330
	Daido Steel Co., Ltd.	10,500	495,678
*	Daidoh, Ltd.	10,800	17,133
	Daifuku Co., Ltd.	7,700	689,991
	Daihatsu Diesel Manufacturing Co., Ltd.	7,700	34,113

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daihen Corp.	6,800	$304,965
#	Daiho Corp.	7,800	302,700
	Dai-Ichi Cutter Kogyo K.K.	5,000	62,992
	Daiichi Jitsugyo Co., Ltd.	3,600	153,077
	Daiichi Kensetsu Corp.	1,800	34,448
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	5,300	89,691
	Dai-ichi Life Holdings, Inc.	55,500	1,021,479
	Daiichi Sankyo Co., Ltd.	10,900	215,867
	Daiichikosho Co., Ltd.	12,000	420,308
	Daiken Corp.	5,500	111,378
	Daiken Medical Co., Ltd.	4,500	21,964
	Daiki Aluminium Industry Co., Ltd.	18,800	208,233
	Daiki Axis Co., Ltd.	3,000	22,716
	Daikin Industries, Ltd.	16,100	3,362,206
	Daikoku Denki Co., Ltd.	4,300	35,431
#	Daikokutenbussan Co., Ltd.	3,200	184,613
	Daikyonishikawa Corp.	19,900	128,306
	Dainichi Co., Ltd.	4,700	32,536
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,100	107,586
	Daio Paper Corp.	32,500	560,196
*	Daiohs Corp.	1,300	12,297
	Daiseki Co., Ltd.	6,600	305,482
	Daiseki Eco. Solution Co., Ltd.	1,200	14,081
	Daishi Hokuetsu Financial Group, Inc.	14,450	319,413
	Daishinku Corp.	2,600	84,537
	Daisue Construction Co., Ltd.	3,800	34,662
	Daito Bank, Ltd. (The)	4,300	24,064
	Daito Pharmaceutical Co., Ltd.	7,350	223,078
	Daito Trust Construction Co., Ltd.	11,100	1,304,138
	Daitron Co., Ltd.	3,300	58,588
	Daiwa House Industry Co., Ltd.	102,600	3,145,737
	Daiwa Industries, Ltd.	11,800	123,126
	Daiwa Securities Group, Inc.	183,100	962,803
	Daiwabo Holdings Co., Ltd.	43,000	868,006
	DCM Holdings Co., Ltd.	49,200	484,902
	Dear Life Co., Ltd.	11,300	48,582
	DeNA Co., Ltd.	22,800	429,322
	Denka Co., Ltd.	36,500	1,263,193
	Densan System Holdings Co., Ltd.	3,700	97,555
	Denso Corp.	16,700	1,147,309
	Dentsu Group, Inc.	22,200	771,538
	Denyo Co., Ltd.	6,100	111,211
	Dexerials Corp.	36,300	836,936
	DIC Corp.	38,800	1,048,532
	Digital Arts, Inc.	3,900	267,836
	Digital Garage, Inc.	7,100	294,719
	Digital Hearts Holdings Co., Ltd.	4,100	56,718
	Dip Corp.	10,400	304,160
	Disco Corp.	1,200	342,668
	DKK Co., Ltd.	3,400	70,287
	DKK-Toa Corp.	1,900	14,322
	DKS Co., Ltd.	4,500	138,500
	DMG Mori Co., Ltd.	43,000	671,887
	Doshisha Co., Ltd.	6,800	107,060
	Double Standard, Inc.	600	27,731
	Doutor Nichires Holdings Co., Ltd.	14,300	217,946
	Dowa Holdings Co., Ltd.	21,395	831,380
*	Drecom Co., Ltd.	4,400	21,684
	DTS Corp.	18,600	448,956

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Duskin Co., Ltd.	8,800	$203,224
	Dvx, Inc.	3,100	27,962
	DyDo Group Holdings, Inc.	4,400	213,595
	Dynic Corp.	3,300	21,526
	Eagle Industry Co., Ltd.	12,100	143,064
	Earth Corp.	3,400	201,352
	East Japan Railway Co.	9,000	599,601
	Ebara Corp.	21,600	1,068,444
	Ebara Foods Industry, Inc.	2,300	55,716
	Ebara Jitsugyo Co., Ltd.	3,800	99,030
	Ebase Co., Ltd.	6,400	47,389
*	eBook Initiative Japan Co., Ltd.	800	23,844
	Eco's Co., Ltd.	4,900	83,540
	EDION Corp.	34,400	355,648
#	EF-ON, Inc.	9,860	111,969
	eGuarantee, Inc.	5,700	122,062
	E-Guardian, Inc.	3,400	86,177
	Ehime Bank, Ltd. (The)	14,600	100,194
	Eidai Co., Ltd.	11,700	31,995
	Eiken Chemical Co., Ltd.	7,200	150,099
	Eisai Co., Ltd.	9,800	806,077
	Eizo Corp.	7,000	295,212
	EJ Holdings, Inc.	1,100	13,141
	Elan Corp.	7,200	78,308
	Elecom Co., Ltd.	13,000	228,879
	Electric Power Development Co., Ltd.	9,600	140,542
	Elematec Corp.	8,800	91,749
	EM Systems Co., Ltd.	4,900	36,627
	Endo Lighting Corp.	5,800	38,741
	ENEOS Holdings, Inc.	344,200	1,445,844
	Enigmo, Inc.	6,600	86,325
	en-japan, Inc.	10,600	370,159
	Enomoto Co., Ltd.	2,000	31,474
	Enplas Corp.	2,500	75,832
#	Enshu, Ltd.	3,500	26,644
	Ensuiko Sugar Refining Co., Ltd.	9,000	18,315
	Entrust, Inc.	2,100	12,733
	eRex Co., Ltd.	9,500	268,033
	ES-Con Japan, Ltd.	19,800	138,260
	Eslead Corp.	3,700	54,501
	ESPEC Corp.	4,400	92,419
	Exedy Corp.	13,000	196,866
#	Ezaki Glico Co., Ltd.	5,900	220,419
	F&M Co., Ltd.	1,700	20,713
#	Faith, Inc.	4,000	25,784
	FALCO HOLDINGS Co., Ltd.	2,100	33,015
	FAN Communications, Inc.	18,400	67,347
	Fancl Corp.	13,800	438,659
	FANUC Corp.	1,800	403,142
	Fast Retailing Co., Ltd.	4,000	2,712,812
	FCC Co., Ltd.	12,300	176,334
#*	FDK Corp.	3,899	44,661
	Feed One Co., Ltd.	10,780	72,686
	Fenwal Controls of Japan, Ltd.	700	9,910
	Ferrotec Holdings Corp.	21,600	573,631
*	FFRI Security, Inc.	800	12,649
	FIDEA Holdings Co., Ltd.	94,200	104,159
	Fields Corp.	6,800	33,112
	FINDEX, Inc.	5,100	50,455

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	First Bank of Toyama, Ltd. (The)	19,500	$48,250
	First Brothers Co., Ltd.	3,900	35,489
#	First Juken Co., Ltd.	4,100	43,295
	First-corp, Inc.	1,100	7,683
	Fixstars Corp.	4,500	32,334
	FJ Next Co., Ltd.	7,900	74,199
	Food & Life Cos., Ltd.	17,600	717,106
	Forval Corp.	1,400	12,275
	Foster Electric Co., Ltd.	9,500	78,605
	FP Corp.	19,200	739,136
	France Bed Holdings Co., Ltd.	7,200	60,107
#	Freebit Co., Ltd.	6,000	42,680
	Freund Corp.	4,300	33,062
	F-Tech, Inc.	10,000	68,383
	FTGroup Co., Ltd.	6,700	80,157
	Fudo Tetra Corp.	8,250	139,666
	Fuji Co., Ltd.	8,000	142,290
	Fuji Corp.	19,300	454,178
#	Fuji Corp.	7,200	80,172
	Fuji Corp., Ltd.	11,800	69,142
	Fuji Die Co., Ltd.	2,300	14,277
	Fuji Electric Co., Ltd.	16,900	739,601
	Fuji Kyuko Co., Ltd.	900	41,631
	Fuji Media Holdings, Inc.	17,500	189,856
	Fuji Oil Co., Ltd.	17,700	39,505
	Fuji Oil Holdings, Inc.	16,600	375,765
	Fuji Pharma Co., Ltd.	5,100	52,470
	Fuji Seal International, Inc.	18,400	373,761
	Fuji Soft, Inc.	6,300	318,328
	Fujibo Holdings, Inc.	4,500	163,936
	Fujicco Co., Ltd.	6,000	105,228
	FUJIFILM Holdings Corp.	14,200	1,019,032
	Fujikura Composites, Inc.	8,600	39,047
	Fujikura Kasei Co., Ltd.	10,400	47,283
*	Fujikura, Ltd.	141,200	722,756
	Fujimak Corp.	1,400	10,325
	Fujimori Kogyo Co., Ltd.	7,400	279,582
	Fujisash Co., Ltd.	35,600	25,052
	Fujishoji Co., Ltd.	3,200	26,486
	Fujitec Co., Ltd.	16,000	355,470
	Fujitsu General, Ltd.	9,400	242,487
	Fujitsu, Ltd.	25,800	4,389,364
	Fujiya Co., Ltd.	2,700	55,775
	FuKoKu Co., Ltd.	6,200	57,690
	Fukuda Corp.	2,600	117,668
	Fukuda Denshi Co., Ltd.	1,400	127,686
	Fukui Bank, Ltd. (The)	9,300	122,155
	Fukui Computer Holdings, Inc.	2,100	77,427
	Fukuoka Financial Group, Inc.	43,832	738,793
	Fukushima Galilei Co., Ltd.	5,100	210,367
	Fukuyama Transporting Co., Ltd.	10,200	383,003
	FULLCAST Holdings Co., Ltd.	6,400	131,874
	Fumakilla, Ltd.	1,200	15,359
	Funai Soken Holdings, Inc.	8,970	206,149
#	Furukawa Battery Co., Ltd. (The)	2,100	31,455
	Furukawa Co., Ltd.	13,300	155,785
	Furukawa Electric Co., Ltd.	27,800	715,854
	Furuno Electric Co., Ltd.	10,200	100,658
	Furusato Industries, Ltd.	4,200	76,062

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furuya Metal Co., Ltd.	800	$48,674
	Furyu Corp.	8,200	105,942
	Fuso Chemical Co., Ltd.	8,900	320,828
	Fuso Pharmaceutical Industries, Ltd.	2,900	61,854
	Futaba Corp.	16,300	118,994
	Futaba Industrial Co., Ltd.	35,800	186,041
	Future Corp.	8,700	146,035
	Fuyo General Lease Co., Ltd.	12,000	784,091
	G-7 Holdings, Inc.	8,200	273,487
	Gakken Holdings Co., Ltd.	4,400	51,698
#	Gakkyusha Co., Ltd.	3,000	36,883
	GCA Corp.	5,600	53,278
	Gecoss Corp.	7,000	56,346
	Genki Sushi Co., Ltd.	2,000	45,993
	Genky DrugStores Co., Ltd.	4,200	155,145
	Geo Holdings Corp.	19,600	218,991
	Geostr Corp.	7,300	23,176
	Giken, Ltd.	4,400	180,523
	GL Sciences, Inc.	1,700	41,033
	GLOBERIDE, Inc.	6,000	290,756
	Glory, Ltd.	16,100	345,944
#	Glosel Co., Ltd.	7,000	28,244
#	GMO Financial Holdings, Inc.	7,700	58,383
	GMO GlobalSign Holdings K.K.	1,300	50,209
	GMO internet, Inc.	17,000	448,260
	GMO Payment Gateway, Inc.	5,800	745,575
#	GMO Pepabo, Inc.	500	19,883
	Godo Steel, Ltd.	4,200	58,894
	Goldcrest Co., Ltd.	8,900	131,753
	Goldwin, Inc.	5,200	325,087
	Golf Digest Online, Inc.	6,700	101,043
	Good Com Asset Co., Ltd.	2,800	38,034
	Grandy House Corp.	4,200	16,664
	Gree, Inc.	16,800	92,624
	GS Yuasa Corp.	23,216	596,440
	GSI Creos Corp.	3,600	32,028
	G-Tekt Corp.	11,700	166,057
	Gun-Ei Chemical Industry Co., Ltd.	1,900	42,691
	GungHo Online Entertainment, Inc.	15,740	291,621
	Gunma Bank, Ltd. (The)	120,400	384,727
	Gunze, Ltd.	6,400	277,120
	H.U. Group Holdings, Inc.	29,400	763,233
	H2O Retailing Corp.	36,900	279,404
	HABA Laboratories, Inc.	900	31,359
	Hachijuni Bank, Ltd. (The)	129,200	417,992
	Hagihara Industries, Inc.	4,900	63,831
	Hagiwara Electric Holdings Co., Ltd.	2,500	52,190
	Hakudo Co., Ltd.	3,200	64,762
	Hakuhodo DY Holdings, Inc.	19,900	302,689
	Hakuto Co., Ltd.	4,900	68,128
	Halows Co., Ltd.	3,100	80,221
	Hamakyorex Co., Ltd.	9,700	280,439
	Hamamatsu Photonics KK	4,300	239,082
#	Hamee Corp.	1,400	19,930
	Handsman Co., Ltd.	800	11,314
	Hankyu Hanshin Holdings, Inc.	28,400	839,809
	Hanwa Co., Ltd.	15,800	467,522
	Happinet Corp.	7,100	94,152
	Harada Industry Co., Ltd.	4,800	39,847

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hard Off Corp. Co., Ltd.	4,500	$31,595
	Harima Chemicals Group, Inc.	6,100	50,422
	Haruyama Holdings, Inc.	4,600	26,438
	Haseko Corp.	133,700	1,809,266
	Hayashikane Sangyo Co., Ltd.	2,900	15,556
	Hazama Ando Corp.	106,100	807,169
	Heiwa Corp.	22,700	397,092
	Heiwa Real Estate Co., Ltd.	9,800	353,661
	Heiwado Co., Ltd.	14,000	266,705
	Helios Techno Holding Co., Ltd.	7,500	23,466
	Hibiya Engineering, Ltd.	7,600	130,053
	Hikari Tsushin, Inc.	2,900	502,079
	HI-LEX Corp.	7,200	109,362
	Hino Motors, Ltd.	55,100	483,044
	Hinokiya Group Co., Ltd.	100	2,249
	Hioki EE Corp.	2,000	139,496
	Hirakawa Hewtech Corp.	4,000	43,413
	Hirano Tecseed Co., Ltd.	4,100	98,273
	Hirata Corp.	1,000	56,294
	Hirogin Holdings, Inc.	82,300	442,852
	Hirose Electric Co., Ltd.	1,755	262,911
#	Hirose Tusyo, Inc.	1,900	40,745
	Hiroshima Gas Co., Ltd.	9,300	31,439
	Hisaka Works, Ltd.	6,800	50,423
	Hisamitsu Pharmaceutical Co., Inc.	2,100	91,981
	Hitachi Construction Machinery Co., Ltd.	12,500	353,193
*	Hitachi Metals, Ltd.	19,900	388,627
	Hitachi Transport System, Ltd.	19,000	761,521
	Hitachi Zosen Corp.	74,700	539,709
	Hitachi, Ltd.	96,200	5,533,345
	Hito Communications Holdings, Inc.	2,200	42,183
	Hochiki Corp.	5,600	57,666
	Hodogaya Chemical Co., Ltd.	3,100	116,196
	Hogy Medical Co., Ltd.	3,000	94,343
	Hokkaido Coca-Cola Bottling Co., Ltd.	700	25,854
	Hokkaido Electric Power Co., Inc.	57,300	257,268
	Hokkaido Gas Co., Ltd.	4,700	66,831
	Hokkan Holdings, Ltd.	5,200	66,881
	Hokko Chemical Industry Co., Ltd.	8,500	82,863
	Hokkoku Bank, Ltd. (The)	8,100	150,740
	Hokuetsu Corp.	50,400	280,869
	Hokuetsu Industries Co., Ltd.	8,800	88,095
	Hokuhoku Financial Group, Inc.	45,100	325,700
	Hokuriku Electric Industry Co., Ltd.	3,300	33,648
	Hokuriku Electric Power Co.	42,000	219,201
	Hokuriku Electrical Construction Co., Ltd.	5,000	58,936
	Hokuto Corp.	6,400	112,275
	Honda Motor Co., Ltd., Sponsored ADR	4,900	157,290
	Honda Motor Co., Ltd.	109,700	3,523,330
	Honda Tsushin Kogyo Co., Ltd.	6,800	30,471
	H-One Co., Ltd.	10,500	70,982
	Honeys Holdings Co., Ltd.	6,900	71,610
	Hoosiers Holdings	18,200	120,128
	Horiba, Ltd.	9,400	646,067
	Hoshizaki Corp.	2,200	184,740
	Hosiden Corp.	22,400	205,498
	Hosokawa Micron Corp.	3,400	193,304
#*	Hotland Co., Ltd.	2,600	30,585
	House Foods Group, Inc.	11,600	361,098

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Howa Machinery, Ltd.	5,400	$39,853
	Hoya Corp.	26,300	3,712,758
	Hulic Co., Ltd.	28,695	326,456
	Hyakugo Bank, Ltd. (The)	81,100	226,439
	Hyakujushi Bank, Ltd. (The)	9,100	125,613
	Ibiden Co., Ltd.	7,100	376,124
	IBJ, Inc.	7,100	70,084
	Ichibanya Co., Ltd.	1,998	88,714
	Ichigo, Inc.	137,900	414,028
	Ichiken Co., Ltd.	3,100	54,499
	Ichikoh Industries, Ltd.	17,800	119,489
	Ichimasa Kamaboko Co., Ltd.	3,500	29,500
	Ichinen Holdings Co., Ltd.	12,700	143,892
	Ichiyoshi Securities Co., Ltd.	11,900	65,495
	Icom, Inc.	3,300	72,092
	ID Holdings Corp.	5,550	47,302
	Idec Corp.	13,400	267,839
	Idemitsu Kosan Co., Ltd.	26,983	635,176
	IDOM, Inc.	37,000	338,893
	Ihara Science Corp.	3,500	62,461
*	IHI Corp.	64,400	1,489,573
	Iida Group Holdings Co., Ltd.	18,800	453,657
	Iino Kaiun Kaisha, Ltd.	36,600	151,759
	IJTT Co., Ltd.	9,300	59,661
	Ikegami Tsushinki Co., Ltd.	2,500	18,630
*	Imagica Group, Inc.	7,200	29,250
#	Imasen Electric Industrial	1,400	8,932
	Inaba Denki Sangyo Co., Ltd.	10,000	244,034
#	Inaba Seisakusho Co., Ltd.	4,800	63,329
	Inabata & Co., Ltd.	19,800	308,125
	Ines Corp.	5,600	69,500
	I-Net Corp.	7,310	94,662
	Infocom Corp.	13,200	313,721
	Infomart Corp.	62,600	516,520
	Information Services International-Dentsu, Ltd.	9,800	387,831
	Innotech Corp.	6,300	77,210
	Inpex Corp.	166,200	1,178,783
	Insource Co., Ltd.	3,400	61,642
	Intage Holdings, Inc.	15,600	218,582
#	Intelligent Wave, Inc.	4,800	25,692
	Inter Action Corp.	1,700	37,651
	Internet Initiative Japan, Inc.	26,600	844,621
	Inui Global Logistics Co., Ltd.	5,100	59,053
	I-O Data Device, Inc.	4,300	39,523
	I-PEX, Inc.	3,200	72,185
	IR Japan Holdings, Ltd.	2,200	272,241
	Iriso Electronics Co., Ltd.	5,200	248,445
#	I'rom Group Co., Ltd.	900	15,655
	Ise Chemicals Corp.	600	18,824
*	Iseki & Co., Ltd.	7,400	100,691
	Isetan Mitsukoshi Holdings, Ltd.	86,800	587,765
	Ishihara Chemical Co., Ltd.	2,000	41,098
	Ishihara Sangyo Kaisha, Ltd.	15,600	159,605
*	Ishizuka Glass Co., Ltd.	600	10,948
	Isolite Insulating Products Co., Ltd.	4,700	29,231
	Isuzu Motors, Ltd.	82,300	1,097,856
	Itfor, Inc.	5,500	36,824
	Ito En, Ltd.	8,500	501,533
#	ITOCHU Corp.	108,800	3,220,397

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Enex Co., Ltd.	26,700	$244,875
	Itochu Techno-Solutions Corp.	13,200	404,918
	Itochu-Shokuhin Co., Ltd.	2,500	117,830
	Itoham Yonekyu Holdings, Inc.	61,800	411,073
	Itoki Corp.	20,600	68,512
*	Itokuro, Inc.	1,600	15,089
	IwaiCosmo Holdings, Inc.	7,900	100,742
	Iwasaki Electric Co., Ltd.	3,500	65,764
	Iwatani Corp.	18,500	1,062,806
	Iwatsu Electric Co., Ltd.	4,300	37,221
	Iwatsuka Confectionery Co., Ltd.	1,600	58,064
	Iyo Bank, Ltd. (The)	90,300	445,566
	Izumi Co., Ltd.	13,300	455,251
	J Front Retailing Co., Ltd.	61,700	519,920
*	J Trust Co., Ltd.	25,100	83,934
	JAC Recruitment Co., Ltd.	4,600	73,642
	Jaccs Co., Ltd.	9,900	230,233
	Jafco Group Co., Ltd.	13,400	765,472
#*	Jalux, Inc.	3,200	48,824
*	Jamco Corp.	3,500	33,810
#	Janome Sewing Machine Co., Ltd.	7,000	49,013
*	Japan Airlines Co., Ltd.	42,800	892,269
*	Japan Airport Terminal Co., Ltd.	2,100	90,749
	Japan Asia Group, Ltd.	8,500	75,223
#*	Japan Asia Investment Co., Ltd.	9,000	28,642
*	Japan Asset Marketing Co., Ltd.	19,100	19,144
	Japan Aviation Electronics Industry, Ltd.	33,800	538,190
	Japan Best Rescue System Co., Ltd.	3,800	35,773
*	Japan Cash Machine Co., Ltd.	8,500	43,478
*	Japan Display, Inc.	136,800	43,773
	Japan Electronic Materials Corp.	2,800	45,676
	Japan Elevator Service Holdings Co., Ltd.	5,600	129,081
	Japan Exchange Group, Inc.	36,700	834,742
	Japan Foundation Engineering Co., Ltd.	9,800	54,397
	Japan Investment Adviser Co., Ltd.	3,000	40,523
	Japan Lifeline Co., Ltd.	15,300	192,599
	Japan Material Co., Ltd.	19,200	229,513
	Japan Medical Dynamic Marketing, Inc.	8,300	183,648
	Japan Oil Transportation Co., Ltd.	1,100	26,146
	Japan Petroleum Exploration Co., Ltd.	8,000	132,934
	Japan Post Holdings Co., Ltd.	89,600	760,564
	Japan Post Insurance Co., Ltd.	17,700	313,795
	Japan Property Management Center Co., Ltd.	4,600	53,981
	Japan Pulp & Paper Co., Ltd.	4,400	147,794
	Japan Securities Finance Co., Ltd.	29,000	216,647
	Japan Steel Works, Ltd. (The)	20,074	493,817
	Japan Tobacco, Inc.	104,700	2,045,869
	Japan Transcity Corp.	14,800	77,319
	Japan Wool Textile Co., Ltd. (The)	18,700	168,191
#	Jastec Co., Ltd.	2,800	31,123
	JBCC Holdings, Inc.	6,700	89,129
	JCR Pharmaceuticals Co., Ltd.	4,800	135,422
	JCU Corp.	10,500	385,744
	Jeol, Ltd.	18,700	1,216,046
	JFE Holdings, Inc.	56,900	691,890
#	JFLA Holdings, Inc.	7,200	25,418
	JGC Holdings Corp.	56,000	504,150
*	JIG-SAW, Inc.	800	62,665
#	Jimoto Holdings, Inc.	9,110	53,009

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JINS Holdings, Inc.	4,400	$288,152
#	JK Holdings Co., Ltd.	6,500	47,980
#	JM Holdings Co., Ltd.	5,400	103,253
	JMS Co., Ltd.	7,600	56,691
*	Joban Kosan Co., Ltd.	2,900	37,986
	J-Oil Mills, Inc.	7,400	125,013
	Joshin Denki Co., Ltd.	5,700	141,565
	Joyful Honda Co., Ltd.	1,000	12,623
#	JP-Holdings, Inc.	15,500	38,609
	JSP Corp.	4,700	69,236
	JSR Corp.	17,000	569,840
	JTEKT Corp.	63,100	599,519
	Juki Corp.	8,500	62,843
	Juroku Bank, Ltd. (The)	10,200	180,267
	Justsystems Corp.	5,800	336,964
	JVCKenwood Corp.	99,600	214,671
	K&O Energy Group, Inc.	5,900	70,194
	Kadokawa Corp.	7,700	300,671
	Kadoya Sesame Mills, Inc.	500	18,243
	Kaga Electronics Co., Ltd.	5,600	146,129
	Kagome Co., Ltd.	5,600	143,810
	Kajima Corp.	105,000	1,351,643
	Kakaku.com, Inc.	19,300	526,681
	Kaken Pharmaceutical Co., Ltd.	9,400	416,073
	Kakiyasu Honten Co., Ltd.	3,800	87,578
	Kameda Seika Co., Ltd.	1,600	66,057
	Kamei Corp.	9,400	98,001
	Kamigumi Co., Ltd.	23,700	500,135
	Kanaden Corp.	6,900	65,877
	Kanagawa Chuo Kotsu Co., Ltd.	2,100	64,958
	Kanamic Network Co., Ltd.	5,700	31,605
	Kanamoto Co., Ltd.	16,300	381,031
	Kandenko Co., Ltd.	40,400	338,886
	Kaneka Corp.	16,700	661,274
	Kaneko Seeds Co., Ltd.	3,900	50,743
	Kanematsu Corp.	34,500	477,328
	Kanematsu Electronics, Ltd.	6,100	200,452
	Kansai Electric Power Co., Inc. (The)	36,600	345,243
	Kansai Paint Co., Ltd.	4,300	105,605
	Kansai Super Market, Ltd.	6,000	64,640
	Kanto Denka Kogyo Co., Ltd.	27,400	263,453
	Kao Corp.	37,100	2,233,840
*	Kasai Kogyo Co., Ltd.	14,200	52,102
	Katakura Industries Co., Ltd.	8,000	112,015
	Katitas Co., Ltd.	4,600	137,200
	Kato Sangyo Co., Ltd.	5,000	152,106
	Kato Works Co., Ltd.	5,200	46,191
	Kawada Technologies, Inc.	1,900	63,419
#	Kawagishi Bridge Works Co., Ltd.	600	16,162
	Kawai Musical Instruments Manufacturing Co., Ltd.	1,800	72,411
*	Kawasaki Heavy Industries, Ltd.	60,500	1,269,842
*	Kawasaki Kisen Kaisha, Ltd.	3,874	132,580
	KDDI Corp.	165,200	5,052,411
	KeePer Technical Laboratory Co., Ltd.	3,600	96,032
	Keihan Holdings Co., Ltd.	12,700	349,147
	Keihanshin Building Co., Ltd.	7,700	99,378
	Keihin Co., Ltd.	1,500	18,735
	Keikyu Corp.	19,700	234,043
	Keio Corp.	5,500	308,078

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keisei Electric Railway Co., Ltd.	10,399	$309,709
	Keiyo Bank, Ltd. (The)	41,000	156,607
	Keiyo Co., Ltd.	8,300	63,327
	KEL Corp.	1,800	16,555
	Kenko Mayonnaise Co., Ltd.	4,700	61,615
	Kewpie Corp.	33,900	762,306
	Keyence Corp.	2,800	1,559,607
	KFC Holdings Japan, Ltd.	5,600	145,565
	KFC, Ltd.	1,500	26,297
	KH Neochem Co., Ltd.	8,300	196,265
	Kikkoman Corp.	8,200	502,143
	Kimoto Co., Ltd.	17,300	38,813
	Kimura Chemical Plants Co., Ltd.	5,900	49,222
	Kinden Corp.	34,500	559,461
	King Co., Ltd.	4,000	16,546
	King Jim Co., Ltd.	4,200	33,845
#	Kinki Sharyo Co., Ltd. (The)	1,800	19,586
*	Kintetsu Department Store Co., Ltd.	2,400	67,382
*	Kintetsu Group Holdings Co., Ltd.	9,000	304,119
	Kintetsu World Express, Inc.	17,700	431,306
	Kirin Holdings Co., Ltd.	29,600	541,408
	Kissei Pharmaceutical Co., Ltd.	11,300	232,476
	Ki-Star Real Estate Co., Ltd.	4,300	194,853
	Kitagawa Corp.	4,300	65,311
	Kita-Nippon Bank, Ltd. (The)	3,600	51,451
	Kitano Construction Corp.	1,600	33,678
	Kitanotatsujin Corp.	16,200	79,893
	Kito Corp.	15,500	240,348
	Kitz Corp.	25,100	181,755
	Kiyo Bank, Ltd. (The)	22,500	300,206
*	KLab, Inc.	10,300	61,102
	Koa Corp.	10,500	161,467
	Koatsu Gas Kogyo Co., Ltd.	12,700	77,373
	Kobayashi Pharmaceutical Co., Ltd.	1,300	103,694
	Kobe Bussan Co., Ltd.	15,200	511,789
*	Kobe Electric Railway Co., Ltd.	1,600	51,494
	Kobe Steel, Ltd.	121,300	809,378
	Koei Tecmo Holdings Co., Ltd.	910	42,755
	Kohnan Shoji Co., Ltd.	12,300	499,668
	Kohsoku Corp.	3,200	43,749
	Koito Manufacturing Co., Ltd.	6,500	397,804
#	Kojima Co., Ltd.	14,600	91,952
	Kokusai Co., Ltd.	1,000	6,349
	Kokusai Pulp & Paper Co., Ltd.	6,000	14,090
	Kokuyo Co., Ltd.	34,100	553,304
	KOMAIHALTEC, Inc.	900	13,992
	Komatsu Matere Co., Ltd.	8,200	69,271
	Komatsu Wall Industry Co., Ltd.	3,000	53,229
	Komatsu, Ltd.	50,100	1,255,457
	KOMEDA Holdings Co., Ltd.	14,000	262,465
	Komehyo Holdings Co., Ltd.	3,700	43,077
	Komeri Co., Ltd.	14,500	351,667
	Komori Corp.	17,600	133,421
#	Konaka Co., Ltd.	13,400	42,530
	Konami Holdings Corp.	11,200	620,318
	Kondotec, Inc.	7,700	70,169
	Konica Minolta, Inc.	137,000	704,516
	Konishi Co., Ltd.	13,800	204,768
	Konoike Transport Co., Ltd.	10,300	119,080

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoshima Chemical Co., Ltd.	3,900	$79,326
*	Kosaido Co., Ltd.	7,400	54,966
	Kose Corp.	200	31,602
	Kozo Keikaku Engineering, Inc.	500	12,249
	Krosaki Harima Corp.	3,300	147,268
	KRS Corp.	2,700	42,084
	K's Holdings Corp.	57,600	680,525
	KU Holdings Co., Ltd.	2,700	24,698
	Kubota Corp., Sponsored ADR	1,000	104,680
	Kubota Corp.	47,400	991,203
	Kumagai Gumi Co., Ltd.	15,300	393,468
	Kumiai Chemical Industry Co., Ltd.	29,763	228,845
	Kunimine Industries Co., Ltd.	2,500	26,951
	Kurabo Industries, Ltd.	6,000	106,580
	Kuraray Co., Ltd.	130,500	1,211,768
	Kureha Corp.	7,000	460,146
	Kurimoto, Ltd.	3,400	51,976
	Kurita Water Industries, Ltd.	21,900	1,063,651
	Kuriyama Holdings Corp.	5,600	41,288
#	Kusuri no Aoki Holdings Co., Ltd.	4,500	301,371
	KYB Corp.	8,300	273,001
	Kyocera Corp.	16,851	1,041,255
	Kyoden Co., Ltd.	10,500	34,085
	Kyodo Printing Co., Ltd.	2,700	64,935
	Kyoei Steel, Ltd.	9,300	120,510
#	Kyokuto Boeki Kaisha, Ltd.	3,000	71,529
	Kyokuto Kaihatsu Kogyo Co., Ltd.	13,200	189,103
	Kyokuto Securities Co., Ltd.	9,100	66,045
	Kyokuyo Co., Ltd.	3,700	100,248
	KYORIN Holdings, Inc.	14,200	230,102
#*	Kyoritsu Printing Co., Ltd.	16,700	24,575
	Kyosan Electric Manufacturing Co., Ltd.	19,800	75,037
	Kyowa Electronic Instruments Co., Ltd.	9,800	33,602
	Kyowa Exeo Corp.	22,145	550,465
	Kyowa Kirin Co., Ltd.	2,900	94,398
	Kyowa Leather Cloth Co., Ltd.	5,900	37,448
	Kyudenko Corp.	13,300	473,975
	Kyushu Electric Power Co., Inc.	38,100	288,005
	Kyushu Financial Group, Inc.	142,199	507,411
	Kyushu Railway Co.	14,400	324,720
#	LAC Co., Ltd.	4,500	43,079
	Lacto Japan Co., Ltd.	1,300	31,759
#*	Laox Co., Ltd.	19,000	38,591
	Lasertec Corp.	11,800	2,215,233
	Lawson, Inc.	7,900	397,055
	LEC, Inc.	10,800	109,454
	Life Corp.	3,500	122,267
	LIFULL Co., Ltd.	13,100	39,844
	Like Co., Ltd.	1,200	22,546
	Linical Co., Ltd.	2,800	23,099
	Link And Motivation, Inc.	11,200	90,086
	Lintec Corp.	17,400	379,323
	Lion Corp.	16,200	280,409
	LITALICO, Inc.	3,000	144,172
	Lixil Corp.	41,700	1,137,996
	Look Holdings, Inc.	2,300	28,424
*	M&A Capital Partners Co., Ltd.	5,000	242,092
	M3, Inc.	27,200	1,779,062
	Mabuchi Motor Co., Ltd.	8,500	319,671

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Macnica Fuji Electronics Holdings, Inc.	20,299	$521,715
	Macromill, Inc.	14,300	101,172
	Maeda Corp.	40,400	339,649
	Maeda Kosen Co., Ltd.	10,800	361,815
	Maeda Road Construction Co., Ltd.	6,500	124,121
	Maezawa Industries, Inc.	2,800	16,851
	Maezawa Kasei Industries Co., Ltd.	5,600	63,046
	Maezawa Kyuso Industries Co., Ltd.	6,800	61,253
	Makino Milling Machine Co., Ltd.	10,500	396,155
	Makita Corp.	5,800	301,594
	Mani, Inc.	3,200	68,303
	MarkLines Co., Ltd.	2,000	50,061
	Mars Group Holdings Corp.	5,800	86,403
	Marubeni Corp.	176,500	1,502,264
#	Marubun Corp.	6,700	42,034
	Marudai Food Co., Ltd.	9,000	142,208
	Marufuji Sheet Piling Co., Ltd.	400	7,621
	Maruha Nichiro Corp.	21,700	481,118
	Marui Group Co., Ltd.	26,900	471,210
	Maruichi Steel Tube, Ltd.	8,000	192,992
	Maruka Corp.	2,600	60,590
	Marusan Securities Co., Ltd.	17,700	95,953
	Maruwa Co., Ltd.	2,900	284,052
#	Maruwa Unyu Kikan Co., Ltd.	17,600	246,807
	Maruyama Manufacturing Co., Inc.	900	14,780
	Maruzen CHI Holdings Co., Ltd.	8,400	29,995
	Maruzen Showa Unyu Co., Ltd.	4,800	151,707
	Marvelous, Inc.	5,900	39,696
	Matching Service Japan Co., Ltd.	2,600	26,404
	Matsuda Sangyo Co., Ltd.	6,500	128,822
#	Matsui Construction Co., Ltd.	6,600	45,626
	Matsui Securities Co., Ltd.	9,300	66,832
	Matsumotokiyoshi Holdings Co., Ltd.	7,200	319,911
	Matsuyafoods Holdings Co., Ltd.	2,400	79,917
	Max Co., Ltd.	8,500	146,688
*	Maxell Holdings, Ltd.	21,900	256,348
	Maxvalu Tokai Co., Ltd.	2,400	54,952
*	Mazda Motor Corp.	66,600	657,002
	McDonald's Holdings Co. Japan, Ltd.	6,200	279,408
	MCJ Co., Ltd.	34,200	386,667
	Mebuki Financial Group, Inc.	242,290	518,551
	MEC Co., Ltd.	3,000	91,924
#	Media Do Co., Ltd.	2,600	107,326
	Medical Data Vision Co., Ltd.	3,400	62,266
	Medical System Network Co., Ltd.	15,500	104,726
	Medipal Holdings Corp.	29,600	557,463
	Medius Holdings Co., Ltd.	1,200	10,726
*	MedPeer, Inc.	300	11,013
	Megachips Corp.	6,600	195,291
	Megmilk Snow Brand Co., Ltd.	18,300	343,940
	Meidensha Corp.	20,800	451,867
	Meiji Electric Industries Co., Ltd.	1,000	12,726
	MEIJI Holdings Co., Ltd.	20,300	1,256,585
	Meiji Shipping Co., Ltd.	6,900	29,560
	Meiko Electronics Co., Ltd.	13,700	379,278
	Meiko Network Japan Co., Ltd.	4,300	23,497
	Meisei Industrial Co., Ltd.	17,000	115,516
	Meitec Corp.	8,300	468,809
	Meito Sangyo Co., Ltd.	3,300	48,626

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Meiwa Corp.	11,400	$48,769
	Meiwa Estate Co., Ltd.	3,900	21,719
	Melco Holdings, Inc.	1,800	96,663
	Members Co., Ltd.	2,000	57,713
	Menicon Co., Ltd.	13,100	957,543
#	Mercuria Holdings Co., Ltd.	900	6,018
	METAWATER Co., Ltd.	3,400	62,195
	Michinoku Bank, Ltd. (The)	8,699	72,550
	Mie Kotsu Group Holdings, Inc.	26,600	116,473
	Mikuni Corp.	11,100	33,228
	Milbon Co., Ltd.	5,900	325,478
	Mimaki Engineering Co., Ltd.	8,600	63,818
	Mimasu Semiconductor Industry Co., Ltd.	9,500	213,499
	Minebea Mitsumi, Inc.	65,461	1,767,506
	Ministop Co., Ltd.	5,900	76,874
	Minkabu The Infonoid, Inc.	300	10,659
	Mirai Industry Co., Ltd.	800	11,897
	Miraial Co., Ltd.	2,200	24,968
*	Mirainovate Co., Ltd.	169,000	41,658
	Mirait Holdings Corp.	35,000	690,119
	Miroku Jyoho Service Co., Ltd.	5,900	84,760
	MISUMI Group, Inc.	10,100	352,037
	Mitani Corp.	1,900	142,672
	Mitani Sangyo Co., Ltd.	9,700	33,830
	Mitani Sekisan Co., Ltd.	1,400	56,905
	Mito Securities Co., Ltd.	24,400	65,283
*	Mitsuba Corp.	13,600	98,327
	Mitsubishi Chemical Holdings Corp.	273,600	2,295,751
	Mitsubishi Corp.	68,600	1,924,145
	Mitsubishi Electric Corp.	95,900	1,301,098
	Mitsubishi Estate Co., Ltd.	53,900	845,525
	Mitsubishi Gas Chemical Co., Inc.	20,200	420,784
	Mitsubishi HC Capital, Inc.	299,200	1,631,934
	Mitsubishi Heavy Industries, Ltd.	75,800	2,190,106
#	Mitsubishi Kakoki Kaisha, Ltd.	3,200	71,899
	Mitsubishi Logisnext Co., Ltd.	16,000	145,216
	Mitsubishi Logistics Corp.	13,600	404,035
	Mitsubishi Materials Corp.	29,000	605,049
*	Mitsubishi Motors Corp.	131,900	370,603
*	Mitsubishi Paper Mills, Ltd.	11,200	37,337
	Mitsubishi Pencil Co., Ltd.	3,700	47,784
	Mitsubishi Research Institute, Inc.	3,500	127,463
	Mitsubishi Shokuhin Co., Ltd.	7,500	194,085
*	Mitsubishi Steel Manufacturing Co., Ltd.	5,400	53,149
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	233,980
	Mitsubishi UFJ Financial Group, Inc.	682,400	3,604,899
	Mitsuboshi Belting, Ltd.	9,800	163,643
	Mitsui & Co., Ltd., Sponsored ADR	336	154,573
	Mitsui & Co., Ltd.	83,400	1,914,231
	Mitsui Chemicals, Inc.	33,910	1,081,353
	Mitsui DM Sugar Holdings Co., Ltd.	6,200	105,519
*	Mitsui E&S Holdings Co., Ltd.	35,100	164,186
	Mitsui Fudosan Co., Ltd.	61,500	1,438,316
	Mitsui High-Tec, Inc.	5,900	345,598
	Mitsui Matsushima Holdings Co., Ltd.	5,300	47,795
	Mitsui Mining & Smelting Co., Ltd.	34,500	982,377
	Mitsui OSK Lines, Ltd.	22,500	1,167,472
	Mitsui-Soko Holdings Co., Ltd.	13,400	312,180
	Mitsuuroko Group Holdings Co., Ltd.	14,700	168,637

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mixi, Inc.	16,200	$408,055
	Miyaji Engineering Group, Inc.	2,100	48,398
	Miyazaki Bank, Ltd. (The)	7,100	128,694
	Miyoshi Oil & Fat Co., Ltd.	3,800	43,342
	Mizuho Financial Group, Inc.	134,500	1,921,952
	Mizuho Leasing Co., Ltd.	16,800	557,573
	Mizuho Medy Co., Ltd.	800	18,331
	Mizuno Corp.	7,100	162,775
*	Mobile Factory, Inc.	900	8,810
	Mochida Pharmaceutical Co., Ltd.	3,700	121,550
	Modec, Inc.	4,000	66,984
#	Molitec Steel Co., Ltd.	5,800	24,479
	Monex Group, Inc.	77,300	487,214
	Money Partners Group Co., Ltd.	8,500	16,656
	Monogatari Corp. (The)	3,000	186,409
	MonotaRO Co., Ltd.	40,800	938,512
	MORESCO Corp.	3,400	35,811
	Morinaga & Co., Ltd.	9,000	285,537
	Morinaga Milk Industry Co., Ltd.	22,200	1,243,940
	Morita Holdings Corp.	11,900	167,890
	Morito Co., Ltd.	9,000	53,909
	Morningstar Japan KK	4,500	18,890
	Morozoff, Ltd.	900	44,183
	Mortgage Service Japan, Ltd.	1,200	11,122
	Mory Industries, Inc.	1,600	33,737
	MrMax Holdings, Ltd.	10,500	63,316
	MS&AD Insurance Group Holdings, Inc.	25,700	794,414
	MTI, Ltd.	4,400	29,383
	Mugen Estate Co., Ltd.	6,100	27,343
	m-up Holdings, Inc.	1,000	30,104
	Murakami Corp.	400	11,572
	Murata Manufacturing Co., Ltd.	35,672	2,960,267
	Musashi Seimitsu Industry Co., Ltd.	32,000	665,266
	Musashino Bank, Ltd. (The)	11,800	176,969
	Mutoh Holdings Co., Ltd.	900	12,866
	Nabtesco Corp.	20,500	776,467
	NAC Co., Ltd.	6,900	57,679
	Nachi-Fujikoshi Corp.	10,000	407,265
	Nafco Co., Ltd.	5,700	97,490
	Nagano Bank, Ltd. (The)	4,300	43,606
	Nagano Keiki Co., Ltd.	7,000	66,514
	Nagase & Co., Ltd.	40,800	624,424
	Nagatanien Holdings Co., Ltd.	6,000	116,184
	Nagawa Co., Ltd.	1,400	112,245
*	Nagoya Railroad Co., Ltd.	15,100	254,279
#	Naigai Trans Line, Ltd.	2,200	38,201
	Nakabayashi Co., Ltd.	9,300	50,243
	Nakamoto Packs Co., Ltd.	1,400	22,733
	Nakamuraya Co., Ltd.	1,900	64,869
	Nakanishi, Inc.	9,900	205,547
	Nakano Corp.	6,400	23,986
	Nakayama Steel Works, Ltd.	10,100	36,688
	Nakayamafuku Co., Ltd.	6,200	24,775
	Nakayo, Inc.	1,200	15,877
*	Namura Shipbuilding Co., Ltd.	26,600	50,228
	Nankai Electric Railway Co., Ltd.	17,600	373,737
	Nanto Bank, Ltd. (The)	9,900	169,979
	Narasaki Sangyo Co., Ltd.	1,400	26,855
	Natori Co., Ltd.	2,500	44,108

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Capital Solutions, Ltd.	5,300	$103,954
	NEC Corp.	50,400	2,556,138
	NEC Networks & System Integration Corp.	9,100	161,375
	NET One Systems Co., Ltd.	22,600	775,055
	Neturen Co., Ltd.	15,200	80,477
#	New Japan Chemical Co., Ltd.	16,100	38,993
	Nexon Co., Ltd.	7,900	162,551
	Nextage Co., Ltd.	8,800	180,994
#	NFC Holdings, Inc.	600	10,924
	NGK Insulators, Ltd.	37,200	595,753
	NGK Spark Plug Co., Ltd.	54,100	796,740
	NH Foods, Ltd.	21,700	875,250
	NHK Spring Co., Ltd.	70,863	547,508
	Nicca Chemical Co., Ltd.	2,100	21,438
	Nice Corp.	2,400	45,769
#	Nichia Steel Works, Ltd.	12,900	35,048
	Nichias Corp.	23,800	605,037
	Nichiban Co., Ltd.	4,000	63,562
	Nichicon Corp.	14,600	155,508
	Nichiden Corp.	6,000	121,826
	Nichiha Corp.	9,600	252,192
	Nichi-iko Pharmaceutical Co., Ltd.	23,100	178,541
	Nichirei Corp.	32,500	889,183
	Nichireki Co., Ltd.	10,800	133,181
	Nichirin Co., Ltd.	4,500	66,522
	Nidec Corp.	7,400	830,602
	Nifco, Inc.	30,200	1,003,753
	Nihon Chouzai Co., Ltd.	9,400	147,033
	Nihon Dengi Co., Ltd.	1,400	49,710
	Nihon Denkei Co., Ltd.	2,600	42,418
	Nihon Flush Co., Ltd.	3,800	42,516
	Nihon House Holdings Co., Ltd.	24,600	85,869
	Nihon Kagaku Sangyo Co., Ltd.	5,600	67,924
	Nihon Kohden Corp.	9,500	290,217
	Nihon M&A Center, Inc.	43,200	1,203,077
	Nihon Nohyaku Co., Ltd.	16,300	76,071
	Nihon Parkerizing Co., Ltd.	31,200	321,424
	Nihon Plast Co., Ltd.	7,600	49,049
	Nihon Tokushu Toryo Co., Ltd.	5,000	50,568
	Nihon Unisys, Ltd.	25,300	762,894
	Nihon Yamamura Glass Co., Ltd.	3,600	31,856
	Nikkato Corp.	2,700	16,628
	Nikkiso Co., Ltd.	21,900	227,143
	Nikko Co., Ltd.	10,500	65,731
	Nikkon Holdings Co., Ltd.	23,000	506,555
	Nikon Corp.	64,400	599,522
	Nintendo Co., Ltd.	3,800	1,953,591
	Nippi, Inc.	1,000	32,373
	Nippn Corp.	17,300	248,719
	Nippo Corp.	14,500	402,795
	Nippon Air Conditioning Services Co., Ltd.	6,100	40,587
	Nippon Aqua Co., Ltd.	2,800	13,769
	Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	72,067
	Nippon Carbide Industries Co., Inc.	3,800	44,648
	Nippon Carbon Co., Ltd.	5,100	191,263
	Nippon Chemical Industrial Co., Ltd.	3,000	82,883
*	Nippon Chemi-Con Corp.	3,700	85,836
	Nippon Chemiphar Co., Ltd.	900	18,277
	Nippon Coke & Engineering Co., Ltd.	76,400	71,188

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Commercial Development Co., Ltd.	7,300	$114,301
	Nippon Computer Dynamics Co., Ltd.	1,800	10,983
	Nippon Concept Corp.	3,900	84,893
	Nippon Concrete Industries Co., Ltd.	16,800	47,969
#	Nippon Denko Co., Ltd.	55,800	154,334
	Nippon Densetsu Kogyo Co., Ltd.	13,300	232,760
	Nippon Dry-Chemical Co., Ltd.	2,800	47,833
	Nippon Electric Glass Co., Ltd.	31,400	712,994
	Nippon Express Co., Ltd.	26,100	1,906,598
	Nippon Filcon Co., Ltd.	6,000	27,210
	Nippon Fine Chemical Co., Ltd.	4,300	69,348
	Nippon Gas Co., Ltd.	57,900	914,532
	Nippon Hume Corp.	9,000	59,661
	Nippon Kayaku Co., Ltd.	40,900	424,132
#	Nippon Kodoshi Corp.	3,100	97,511
	Nippon Koei Co., Ltd.	5,000	136,801
	Nippon Light Metal Holdings Co., Ltd.	35,540	625,620
	Nippon Paint Holdings Co., Ltd.	8,500	108,496
	Nippon Paper Industries Co., Ltd.	45,700	534,202
#	Nippon Parking Development Co., Ltd.	60,600	85,922
	Nippon Pillar Packing Co., Ltd.	7,600	156,917
	Nippon Piston Ring Co., Ltd.	2,400	29,513
	Nippon Road Co., Ltd. (The)	2,900	215,176
	Nippon Sanso Holdings Corp.	24,400	540,119
	Nippon Seiki Co., Ltd.	18,900	219,211
	Nippon Seisen Co., Ltd.	1,200	57,893
	Nippon Sharyo, Ltd.	4,800	91,071
	Nippon Shinyaku Co., Ltd.	2,100	157,986
	Nippon Shokubai Co., Ltd.	9,000	432,906
	Nippon Signal Co., Ltd.	14,900	124,674
	Nippon Soda Co., Ltd.	9,000	288,883
	Nippon Steel Corp.	65,999	1,144,904
	Nippon Steel Trading Corp.	6,400	274,705
	Nippon Suisan Kaisha, Ltd.	161,400	837,326
	Nippon Systemware Co., Ltd.	3,100	68,205
	Nippon Telegraph & Telephone Corp.	56,600	1,449,419
	Nippon Thompson Co., Ltd.	24,600	149,079
	Nippon Tungsten Co., Ltd.	800	14,060
	Nippon Yakin Kogyo Co., Ltd.	7,790	168,859
	Nippon Yusen K.K.	68,600	3,706,595
	Nipro Corp.	67,100	833,429
	Nishikawa Rubber Co., Ltd.	300	4,214
	Nishimatsu Construction Co., Ltd.	20,900	679,606
#	Nishimatsuya Chain Co., Ltd.	8,700	106,291
	Nishimoto Co., Ltd.	2,300	56,351
	Nishi-Nippon Financial Holdings, Inc.	38,600	217,019
	Nishi-Nippon Railroad Co., Ltd.	11,700	280,463
	Nishio Rent All Co., Ltd.	12,200	333,834
	Nissan Chemical Corp.	17,300	847,936
*	Nissan Motor Co., Ltd.	188,900	1,096,345
	Nissan Shatai Co., Ltd.	23,200	152,559
	Nissan Tokyo Sales Holdings Co., Ltd.	10,900	25,694
	Nissei ASB Machine Co., Ltd.	2,200	97,439
	Nissei Corp.	1,700	16,228
	Nissei Plastic Industrial Co., Ltd.	5,600	70,237
	Nissha Co., Ltd.	14,200	199,929
	Nisshin Group Holdings Co., Ltd.	14,000	60,490
	Nisshin Oillio Group, Ltd. (The)	11,500	316,682
	Nisshin Seifun Group, Inc.	23,000	370,819

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nisshinbo Holdings, Inc.	46,448	$390,792
	Nissin Corp.	5,200	70,262
	Nissin Electric Co., Ltd.	17,100	199,358
	Nissin Foods Holdings Co., Ltd.	2,400	170,785
	Nissin Sugar Co., Ltd.	5,700	88,029
	Nisso Corp.	3,700	28,138
	Nissui Pharmaceutical Co., Ltd.	5,100	46,925
	Nitori Holdings Co., Ltd.	3,400	646,258
	Nitta Corp.	6,400	154,213
	Nitta Gelatin, Inc.	5,000	28,719
	Nittan Valve Co., Ltd.	12,900	38,212
	Nittetsu Mining Co., Ltd.	2,600	142,907
	Nitto Boseki Co., Ltd.	500	15,298
	Nitto Denko Corp.	20,000	1,485,968
	Nitto Fuji Flour Milling Co., Ltd.	500	30,163
	Nitto Kogyo Corp.	8,000	132,017
	Nitto Kohki Co., Ltd.	4,300	72,853
	Nitto Seiko Co., Ltd.	9,400	50,539
	Nittoc Construction Co., Ltd.	10,600	73,980
	NJS Co., Ltd.	2,700	47,297
	Noda Corp.	5,100	36,947
	Noevir Holdings Co., Ltd.	5,300	264,738
	NOF Corp.	9,800	498,470
	Nohmi Bosai, Ltd.	5,500	105,327
	Nojima Corp.	16,500	428,872
	NOK Corp.	28,500	376,987
	Nomura Co., Ltd.	13,100	102,122
	Nomura Holdings, Inc.	176,600	884,339
	Nomura Holdings, Inc., Sponsored ADR	10,300	51,294
	Nomura Real Estate Holdings, Inc.	36,300	900,111
	Nomura Research Institute, Ltd.	12,309	396,102
	Noritake Co., Ltd.	4,200	162,127
	Noritsu Koki Co., Ltd.	9,100	189,572
	Noritz Corp.	12,400	210,997
	North Pacific Bank, Ltd.	109,900	235,084
	Nozawa Corp.	2,600	16,905
	NS Solutions Corp.	9,300	296,061
#	NS Tool Co., Ltd.	5,600	76,222
	NS United Kaiun Kaisha, Ltd.	5,100	128,473
	NSD Co., Ltd.	14,340	245,861
	NSK, Ltd.	62,600	516,629
*	NTN Corp.	151,100	387,740
	NTT Data Corp.	36,000	557,623
*	OAK Capital Corp.	22,700	23,170
	Oat Agrio Co., Ltd.	2,000	24,243
#	Obara Group, Inc.	4,800	171,787
	Obayashi Corp.	111,100	908,493
	Obic Co., Ltd.	800	140,603
	Odakyu Electric Railway Co., Ltd.	17,299	412,860
	Oenon Holdings, Inc.	16,000	54,271
	Ogaki Kyoritsu Bank, Ltd. (The)	12,600	212,295
	Ohara, Inc.	2,000	24,730
	Ohashi Technica, Inc.	4,000	54,779
#	Ohba Co., Ltd.	4,600	33,764
	Ohki Healthcare Holdings Co., Ltd.	1,300	13,345
	Ohsho Food Service Corp.	3,200	171,475
	Oiles Corp.	8,600	127,150
	Oita Bank, Ltd. (The)	5,900	90,898
	Oji Holdings Corp.	146,000	841,760

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Okabe Co., Ltd.	14,700	$88,087
	Okada Aiyon Corp.	800	9,656
	Okamoto Industries, Inc.	3,600	135,957
	Okamoto Machine Tool Works, Ltd.	1,900	105,535
	Okamura Corp.	24,200	342,760
	Okasan Securities Group, Inc.	66,400	241,928
	Oki Electric Industry Co., Ltd.	52,100	486,782
	Okinawa Cellular Telephone Co.	4,700	223,576
	Okinawa Electric Power Co., Inc. (The)	11,007	140,665
	OKUMA Corp.	6,999	350,631
	Okumura Corp.	10,100	274,499
	Okura Industrial Co., Ltd.	3,400	72,639
	Okuwa Co., Ltd.	12,000	119,476
	Olympus Corp.	87,500	1,800,693
	Omron Corp.	4,400	376,530
	Ono Pharmaceutical Co., Ltd.	10,600	241,978
	ONO Sokki Co., Ltd.	3,300	17,150
	Onoken Co., Ltd.	6,700	81,939
	Onward Holdings Co., Ltd.	44,600	122,463
	Open House Co., Ltd.	21,100	1,066,810
	Optex Group Co., Ltd.	6,800	104,889
*	Optim Corp.	1,700	31,177
	Optorun Co., Ltd.	3,000	60,454
	Oracle Corp.	2,500	186,750
	Organo Corp.	2,200	126,322
	Orient Corp.	183,000	229,695
	Oriental Land Co., Ltd.	1,300	178,100
*	Oriental Shiraishi Corp.	55,500	139,074
	Origin Co., Ltd.	3,100	37,807
	ORIX Corp.	136,700	2,391,621
	Oro Co., Ltd.	1,500	52,631
	Osaka Gas Co., Ltd.	29,500	551,140
	Osaka Organic Chemical Industry, Ltd.	3,400	116,577
	Osaka Soda Co., Ltd.	4,400	97,009
	Osaka Steel Co., Ltd.	6,000	64,998
*	OSAKA Titanium Technologies Co., Ltd.	7,700	55,754
	Osaki Electric Co., Ltd.	17,000	97,668
	OSG Corp.	29,800	557,402
	Otsuka Corp.	13,200	685,880
	Otsuka Holdings Co., Ltd.	17,500	695,608
	OUG Holdings, Inc.	1,200	31,513
	Outsourcing, Inc.	40,600	777,117
	Oval Corp.	3,700	9,475
	Oyo Corp.	7,500	88,423
	Ozu Corp.	2,400	41,417
	Pacific Industrial Co., Ltd.	20,900	254,389
	Pacific Metals Co., Ltd.	7,000	108,673
#	Pack Corp. (The)	3,200	82,909
	PAL GROUP Holdings Co., Ltd.	7,300	116,645
	PALTAC Corp.	4,600	213,633
	Pan Pacific International Holdings Corp.	38,500	803,650
	Panasonic Corp.	388,700	4,693,577
	PAPYLESS Co., Ltd.	500	7,156
	Paraca, Inc.	2,700	41,294
	Paramount Bed Holdings Co., Ltd.	9,400	168,017
#	Paris Miki Holdings, Inc.	10,400	25,373
*	Park24 Co., Ltd.	26,700	503,444
	Pasco Corp.	1,600	21,561
	Pasona Group, Inc.	12,400	251,517

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PC Depot Corp.	9,900	$43,197
	PCI Holdings, Inc.	2,000	20,114
	Pegasus Sewing Machine Manufacturing Co., Ltd.	6,000	25,550
	Penta-Ocean Construction Co., Ltd.	127,900	866,682
*	PeptiDream, Inc.	2,300	94,925
	Persol Holdings Co., Ltd.	47,600	960,348
	Pickles Corp.	1,100	37,140
#	Pigeon Corp.	15,600	449,174
	Pilot Corp.	10,200	350,581
	Piolax, Inc.	11,800	164,068
	Plenus Co., Ltd.	3,200	61,626
	Pola Orbis Holdings, Inc.	3,600	86,056
	Poletowin Pitcrew Holdings, Inc.	12,000	113,747
	Premium Group Co., Ltd.	2,700	82,726
	Press Kogyo Co., Ltd.	37,100	121,733
#	Pressance Corp.	9,200	134,312
	Prestige International, Inc.	29,600	189,513
	Prima Meat Packers, Ltd.	17,900	485,354
	Pronexus, Inc.	4,200	38,593
	Properst Co., Ltd.	10,900	13,954
	Pro-Ship, Inc.	1,600	21,354
	Proto Corp.	6,400	81,164
	PS Mitsubishi Construction Co., Ltd.	16,400	92,061
	Punch Industry Co., Ltd.	8,700	46,257
	Qol Holdings Co., Ltd.	14,200	196,852
	Quick Co., Ltd.	4,000	43,798
	Raccoon Holdings, Inc.	3,100	66,606
	Raito Kogyo Co., Ltd.	17,700	316,934
	Raiznext Corp.	13,300	139,032
	Rakus Co., Ltd.	21,400	602,396
	Rakuten Group, Inc.	5,200	57,221
	Rasa Corp.	4,400	35,738
	Rasa Industries, Ltd.	4,400	72,806
	Raysum Co., Ltd.	7,100	53,428
	Recruit Holdings Co., Ltd.	88,300	4,576,644
	Relia, Inc.	11,000	134,786
	Relo Group, Inc.	25,200	556,135
	Renaissance, Inc.	4,300	44,107
*	Renesas Electronics Corp.	182,200	1,977,533
	Rengo Co., Ltd.	78,900	671,711
*	RENOVA, Inc.	8,800	397,195
	Resona Holdings, Inc.	296,750	1,114,200
	Resorttrust, Inc.	30,200	496,367
	Restar Holdings Corp.	7,300	129,649
	Retail Partners Co., Ltd.	8,300	91,271
	Rheon Automatic Machinery Co., Ltd.	6,000	79,085
	Rhythm Co., Ltd.	2,400	18,388
	Riberesute Corp.	4,400	31,812
	Ricoh Co., Ltd.	84,800	926,596
	Ricoh Leasing Co., Ltd.	6,700	211,155
	Ride On Express Holdings Co., Ltd.	2,800	37,682
*	Right On Co., Ltd.	6,500	45,244
	Riken Corp.	3,700	87,788
	Riken Keiki Co., Ltd.	2,900	68,349
	Riken Technos Corp.	18,200	100,135
	Riken Vitamin Co., Ltd.	4,400	64,009
	Rinnai Corp.	4,800	445,918
	Rion Co., Ltd.	1,800	43,636
	Riso Kagaku Corp.	6,100	100,795

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Riso Kyoiku Co., Ltd.	38,100	$125,892
	Rock Field Co., Ltd.	5,600	74,592
	Rohm Co., Ltd.	9,000	878,022
	Rohto Pharmaceutical Co., Ltd.	13,700	361,174
	Rokko Butter Co., Ltd.	5,300	73,657
	Roland DG Corp.	3,900	98,511
	Rorze Corp.	4,300	331,824
	Ryobi, Ltd.	11,900	156,590
	Ryoden Corp.	6,400	97,366
	Ryohin Keikaku Co., Ltd.	73,100	1,482,920
	Ryosan Co., Ltd.	7,600	160,546
	Ryoyo Electro Corp.	800	17,627
	S Foods, Inc.	6,900	215,513
	Sac's Bar Holdings, Inc.	8,500	45,799
	Sagami Rubber Industries Co., Ltd.	3,000	28,709
	Saibu Gas Holdings Co., Ltd.	10,000	221,716
	Saizeriya Co., Ltd.	3,900	96,071
	Sakai Chemical Industry Co., Ltd.	5,400	93,434
	Sakai Heavy Industries, Ltd.	1,400	32,762
	Sakai Moving Service Co., Ltd.	4,200	202,622
	Sakai Ovex Co., Ltd.	1,700	59,066
	Sakata INX Corp.	18,500	181,310
	Sakura Internet, Inc.	5,400	28,844
	Sala Corp.	25,600	138,446
	SAMTY Co., Ltd.	13,100	264,311
	San Holdings, Inc.	4,000	46,320
	San ju San Financial Group, Inc.	7,790	101,333
	San-A Co., Ltd.	4,900	182,760
	San-Ai Oil Co., Ltd.	26,600	331,665
	Sanei Architecture Planning Co., Ltd.	4,100	73,926
	Sangetsu Corp.	10,400	151,129
	San-In Godo Bank, Ltd. (The)	53,800	267,891
*	Sanix, Inc.	10,400	35,098
*	Sanken Electric Co., Ltd.	15,400	730,811
	Sanki Engineering Co., Ltd.	18,200	248,856
	Sanko Gosei, Ltd.	6,000	27,973
	Sanko Metal Industrial Co., Ltd.	1,400	30,136
	Sankyo Co., Ltd.	10,300	257,049
	Sankyo Frontier Co., Ltd.	1,000	39,348
	Sankyo Seiko Co., Ltd.	14,100	70,302
	Sankyo Tateyama, Inc.	9,400	67,637
	Sankyu, Inc.	20,300	912,432
	Sanoh Industrial Co., Ltd.	12,800	144,997
	Sanoyas Holdings Corp.	9,000	12,339
	Sansei Landic Co., Ltd.	4,200	34,104
	Sansei Technologies, Inc.	2,300	17,266
	Sansha Electric Manufacturing Co., Ltd.	4,500	43,736
	Sanshin Electronics Co., Ltd.	2,900	56,193
	Santen Pharmaceutical Co., Ltd.	35,200	476,954
	Sanwa Holdings Corp.	51,700	629,156
	Sanyo Chemical Industries, Ltd.	5,400	291,960
	Sanyo Denki Co., Ltd.	4,000	258,524
	Sanyo Electric Railway Co., Ltd.	4,200	74,279
	Sanyo Engineering & Construction, Inc.	2,400	15,169
*	Sanyo Shokai, Ltd.	4,800	37,811
*	Sanyo Special Steel Co., Ltd.	8,500	142,425
	Sanyo Trading Co., Ltd.	12,000	132,236
	Sapporo Holdings, Ltd.	29,400	625,186
	Sata Construction Co., Ltd.	4,100	17,958

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sato Holdings Corp.	13,300	$339,744
	Sato Shoji Corp.	5,200	57,553
	Satori Electric Co., Ltd.	4,900	38,617
	Sawada Holdings Co., Ltd.	9,600	89,106
	Sawai Group Holdings Co., Ltd.	12,200	522,540
	Saxa Holdings, Inc.	2,800	34,000
	SB Technology Corp.	4,400	120,699
	SBI Holdings, Inc.	32,300	773,196
	SBS Holdings, Inc.	11,900	366,295
	Scala, Inc.	6,600	44,248
	SCREEN Holdings Co., Ltd.	6,500	588,809
#	Scroll Corp.	13,800	108,801
	SCSK Corp.	5,900	355,593
	Secom Co., Ltd.	7,400	560,110
	Seed Co., Ltd.	8,100	52,926
	Sega Sammy Holdings, Inc.	26,600	335,516
*	Seibu Holdings, Inc.	53,300	601,412
	Seika Corp.	3,700	55,591
	Seikagaku Corp.	13,000	127,417
	Seikitokyu Kogyo Co., Ltd.	17,800	142,452
	Seiko Epson Corp.	76,400	1,314,532
	Seiko Holdings Corp.	11,400	238,103
	Seiko PMC Corp.	5,800	49,193
	Seino Holdings Co., Ltd.	35,500	451,828
	Seiren Co., Ltd.	16,000	325,404
	Sekisui Chemical Co., Ltd.	54,300	936,971
#	Sekisui House, Ltd.	67,300	1,332,909
	Sekisui Jushi Corp.	9,000	179,193
	Sekisui Kasei Co., Ltd.	9,100	50,273
	Senko Group Holdings Co., Ltd.	58,000	586,967
	Senshu Electric Co., Ltd.	3,500	121,623
	Senshu Ikeda Holdings, Inc.	89,900	129,544
	Senshukai Co., Ltd.	11,500	38,838
#	SERAKU Co., Ltd.	2,200	37,590
	Seria Co., Ltd.	13,000	467,622
	Seven & I Holdings Co., Ltd.	117,800	5,256,283
	Seven Bank, Ltd.	202,100	440,871
	SG Holdings Co., Ltd.	26,000	699,115
	Sharp Corp.	24,400	374,771
	Shibaura Electronics Co., Ltd.	3,500	158,331
	Shibaura Machine Co., Ltd.	8,700	206,755
	Shibaura Mechatronics Corp.	2,600	176,952
	Shibusawa Warehouse Co., Ltd. (The)	4,200	80,543
	Shibuya Corp.	6,000	167,954
*	Shidax Corp.	6,000	16,664
*	SHIFT, Inc.	200	36,691
	Shiga Bank, Ltd. (The)	14,500	246,242
	Shikibo, Ltd.	4,500	38,354
	Shikoku Bank, Ltd. (The)	12,700	81,055
	Shikoku Chemicals Corp.	15,500	183,592
	Shikoku Electric Power Co., Inc.	36,200	238,195
	Shima Seiki Manufacturing, Ltd.	10,000	166,473
	Shimadzu Corp.	10,600	427,503
	Shimamura Co., Ltd.	4,300	415,663
	Shimano, Inc.	1,500	383,968
	Shimizu Bank, Ltd. (The)	4,300	60,403
	Shimizu Corp.	96,200	708,469
	Shimojima Co., Ltd.	4,300	42,130
	Shin Nippon Air Technologies Co., Ltd.	2,900	59,492

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Nippon Biomedical Laboratories, Ltd.	5,100	$48,311
	Shinagawa Refractories Co., Ltd.	2,700	101,214
*	Shindengen Electric Manufacturing Co., Ltd.	3,400	138,243
	Shin-Etsu Chemical Co., Ltd.	12,200	1,990,176
	Shin-Etsu Polymer Co., Ltd.	18,100	168,913
	Shin-Keisei Electric Railway Co., Ltd.	1,000	19,538
	Shinki Bus Co., Ltd.	500	14,644
	Shinko Electric Industries Co., Ltd.	14,300	486,068
	Shinko Shoji Co., Ltd.	11,400	82,419
	Shinmaywa Industries, Ltd.	20,300	177,728
	Shinnihon Corp.	13,500	105,982
	Shinnihonseiyaku Co., Ltd.	800	14,815
	Shinoken Group Co., Ltd.	16,400	191,491
	Shinsei Bank, Ltd.	38,200	505,246
	Shinsho Corp.	2,200	59,561
	Shinwa Co., Ltd.	2,500	51,541
	Shionogi & Co., Ltd.	6,500	342,320
	Ship Healthcare Holdings, Inc.	40,600	1,023,842
	Shiseido Co., Ltd.	8,200	548,053
	Shizuki Electric Co., Inc.	5,100	33,887
	Shizuoka Bank, Ltd. (The)	99,700	720,000
	Shizuoka Gas Co., Ltd.	22,300	233,127
	SHO-BOND Holdings Co., Ltd.	2,600	109,828
*	Shobunsha Holdings, Inc.	2,300	10,373
	Shoei Co., Ltd.	8,800	368,676
	Shoei Foods Corp.	2,200	78,650
	Shofu, Inc.	4,000	74,798
	Showa Denko K.K.	38,500	1,104,710
	Showa Sangyo Co., Ltd.	6,200	169,404
	Showa Shinku Co., Ltd.	2,000	28,730
	Sigma Koki Co., Ltd.	2,500	44,869
	SIGMAXYZ, Inc.	4,600	100,101
	Siix Corp.	7,900	101,944
*	Silver Life Co., Ltd.	1,200	20,630
	Sinanen Holdings Co., Ltd.	3,200	88,863
	Sinfonia Technology Co., Ltd.	9,600	111,099
	Sinko Industries, Ltd.	5,800	111,563
	Sintokogio, Ltd.	16,300	120,930
	SK-Electronics Co., Ltd.	4,400	40,319
	SKY Perfect JSAT Holdings, Inc.	61,300	231,913
*	Skylark Holdings Co., Ltd.	60,800	818,915
	SMC Corp.	500	297,237
	SMK Corp.	1,799	40,422
	SMS Co., Ltd.	24,300	680,653
	Snow Peak, Inc.	1,300	48,357
	SNT Corp.	13,900	31,503
	Soda Nikka Co., Ltd.	8,400	40,453
	Sodick Co., Ltd.	16,900	157,738
	Softbank Corp.	66,300	865,958
	SoftBank Group Corp.	138,244	8,693,561
	Softcreate Holdings Corp.	3,200	83,893
	Software Service, Inc.	700	62,895
	Sohgo Security Services Co., Ltd.	11,400	533,071
	Sojitz Corp.	317,200	970,405
	Soken Chemical & Engineering Co., Ltd.	3,000	53,853
	Solasto Corp.	17,500	213,837
	Soliton Systems K.K.	3,100	44,773
	Sompo Holdings, Inc.	46,600	1,926,540
	Sony Group Corp.	104,000	10,864,513

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sony Group Corp., Sponsored ADR	9,300	$969,990
	Sotetsu Holdings, Inc.	12,700	251,228
	Sotoh Co., Ltd.	1,600	11,793
	Space Co., Ltd.	2,550	20,953
	Space Value Holdings Co., Ltd.	17,400	124,392
	Sparx Group Co., Ltd.	61,900	140,087
	SPK Corp.	3,600	45,030
	S-Pool, Inc.	6,500	56,030
	Square Enix Holdings Co., Ltd.	4,200	217,924
	SRA Holdings	5,500	133,442
	ST Corp.	1,800	28,494
	St Marc Holdings Co., Ltd.	7,200	104,785
	Stanley Electric Co., Ltd.	18,600	485,329
	Star Mica Holdings Co., Ltd.	4,000	46,607
	Star Micronics Co., Ltd.	13,000	195,599
	Starts Corp., Inc.	18,000	471,130
	Starzen Co., Ltd.	6,800	134,916
	St-Care Holding Corp.	8,200	70,762
	Stella Chemifa Corp.	4,300	111,429
	Step Co., Ltd.	1,700	27,880
	Strike Co., Ltd.	2,500	83,708
	Studio Alice Co., Ltd.	5,900	128,172
	Subaru Corp.	130,316	2,560,314
	Subaru Enterprise Co., Ltd.	600	43,556
	Sugi Holdings Co., Ltd.	4,800	354,223
	Sugimoto & Co., Ltd.	4,500	101,487
	SUMCO Corp.	73,200	1,692,993
	Sumida Corp.	16,800	197,843
	Suminoe Textile Co., Ltd.	1,600	29,813
	Sumiseki Holdings, Inc.	15,700	18,639
	Sumitomo Bakelite Co., Ltd.	14,200	618,112
	Sumitomo Chemical Co., Ltd.	352,100	1,832,862
	Sumitomo Corp.	68,100	925,473
	Sumitomo Dainippon Pharma Co., Ltd.	26,200	453,660
	Sumitomo Densetsu Co., Ltd.	7,100	139,805
	Sumitomo Electric Industries, Ltd.	116,500	1,655,082
	Sumitomo Forestry Co., Ltd.	47,300	894,876
	Sumitomo Heavy Industries, Ltd.	34,600	958,342
	Sumitomo Metal Mining Co., Ltd.	23,900	968,604
	Sumitomo Mitsui Construction Co., Ltd.	73,020	322,490
	Sumitomo Mitsui Financial Group, Inc.	70,100	2,363,005
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,332,730
	Sumitomo Osaka Cement Co., Ltd.	12,200	348,876
*	Sumitomo Precision Products Co., Ltd.	1,100	26,820
	Sumitomo Realty & Development Co., Ltd.	21,900	713,791
	Sumitomo Riko Co., Ltd.	10,600	78,162
	Sumitomo Rubber Industries, Ltd.	60,595	815,559
	Sumitomo Seika Chemicals Co., Ltd.	4,700	159,049
	Sumitomo Warehouse Co., Ltd. (The)	24,700	360,416
	Sun Frontier Fudousan Co., Ltd.	18,200	171,736
	Suncall Corp.	7,100	29,412
	Sundrug Co., Ltd.	20,300	658,980
	Suntory Beverage & Food, Ltd.	17,400	610,086
	Sun-Wa Technos Corp.	4,300	52,954
*	SuRaLa Net Co., Ltd.	500	9,098
	Suruga Bank, Ltd.	44,100	133,426
	Suzuken Co., Ltd.	16,870	486,831
	Suzuki Co., Ltd.	6,500	54,284
	Suzuki Motor Corp.	19,700	801,504

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SWCC Showa Holdings Co., Ltd.	14,200	$232,289
	Sysmex Corp.	12,800	1,523,079
	System Information Co., Ltd.	2,800	23,535
	System Research Co., Ltd.	1,600	31,505
	Systena Corp.	22,600	418,890
	Syuppin Co., Ltd.	8,000	82,099
	T Hasegawa Co., Ltd.	9,500	221,304
*	T RAD Co., Ltd.	3,500	89,698
	T&D Holdings, Inc.	63,400	811,187
	T&K Toka Co., Ltd.	7,400	55,161
	Tachibana Eletech Co., Ltd.	6,280	82,196
	Tachikawa Corp.	4,700	56,486
	Tachi-S Co., Ltd.	12,300	163,990
	Tadano, Ltd.	36,700	377,661
	Taihei Dengyo Kaisha, Ltd.	6,700	162,182
	Taiheiyo Cement Corp.	53,900	1,255,798
	Taiheiyo Kouhatsu, Inc.	4,300	25,085
	Taiho Kogyo Co., Ltd.	7,500	63,775
	Taikisha, Ltd.	5,600	176,881
	Taiko Bank, Ltd. (The)	3,600	41,587
#	Taiko Pharmaceutical Co., Ltd.	1,200	10,745
	Taisei Corp.	53,700	1,809,763
	Taisei Lamick Co., Ltd.	2,700	68,342
	Taisei Oncho Co., Ltd.	1,400	24,882
	Taisho Pharmaceutical Holdings Co., Ltd.	5,050	282,815
	Taiyo Holdings Co., Ltd.	3,300	152,485
	Taiyo Yuden Co., Ltd.	22,200	1,139,323
	Takachiho Koheki Co., Ltd.	1,500	16,070
	Takamatsu Construction Group Co., Ltd.	4,400	81,147
	Takamatsu Machinery Co., Ltd.	1,100	7,286
	Takamiya Co., Ltd.	13,500	61,260
	Takano Co., Ltd.	5,000	30,315
	Takaoka Toko Co., Ltd.	4,200	51,759
	Takara & Co., Ltd.	2,400	38,635
	Takara Bio, Inc.	2,300	57,495
	Takara Holdings, Inc.	12,100	140,798
	Takara Leben Co., Ltd.	56,100	175,506
	Takara Standard Co., Ltd.	15,300	222,834
	Takasago International Corp.	5,100	126,769
	Takasago Thermal Engineering Co., Ltd.	8,200	150,617
	Takashima & Co., Ltd.	1,700	27,491
	Takashimaya Co., Ltd.	46,400	481,483
#	Takasho Co., Ltd.	1,900	15,292
*	Take And Give Needs Co., Ltd.	6,700	56,203
	TAKEBISHI Corp.	3,200	45,034
	Takeda Pharmaceutical Co., Ltd.	51,053	1,699,376
#	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	3,700	61,050
	Takeei Corp.	9,800	174,611
	Takemoto Yohki Co., Ltd.	3,800	34,757
	Takeuchi Manufacturing Co., Ltd.	13,000	324,114
	Takihyo Co., Ltd.	1,900	32,339
	Takisawa Machine Tool Co., Ltd.	2,200	22,813
	Takuma Co., Ltd.	19,100	306,696
	Tama Home Co., Ltd.	8,900	207,256
	Tamron Co., Ltd.	4,200	100,887
#	Tamura Corp.	34,500	272,029
	Tanabe Engineering Corp.	1,500	12,073
#	Tanseisha Co., Ltd.	10,850	83,871
	Tatsuta Electric Wire and Cable Co., Ltd.	16,300	80,134

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tayca Corp.	6,000	$66,392
	Tazmo Co., Ltd.	900	15,033
	Tbk Co., Ltd.	7,400	27,776
	TBS Holdings, Inc.	10,300	155,016
	TDC Soft, Inc.	3,000	30,076
	TDK Corp.	26,700	3,046,470
	Tear Corp.	3,400	14,715
	TechMatrix Corp.	14,000	220,690
	Techno Ryowa, Ltd.	1,900	15,715
	Techno Smart Corp.	800	9,520
	TechnoPro Holdings, Inc.	38,400	960,427
	Teijin, Ltd.	102,200	1,538,823
	Teikoku Electric Manufacturing Co., Ltd.	4,300	47,527
	Teikoku Sen-I Co., Ltd.	4,500	80,625
	Teikoku Tsushin Kogyo Co., Ltd.	3,200	33,964
	Tekken Corp.	5,200	88,322
	Temairazu, Inc.	700	36,146
	Tenma Corp.	6,100	143,136
	Tenox Corp.	1,200	9,533
	Teraoka Seisakusho Co., Ltd.	1,600	5,435
	Terasaki Electric Co., Ltd.	1,100	12,750
	Terumo Corp.	40,900	1,587,359
	T-Gaia Corp.	5,800	104,593
	THK Co., Ltd.	19,900	570,120
	Tigers Polymer Corp.	4,400	17,937
	TIS, Inc.	50,800	1,317,562
	TKC Corp.	5,000	148,429
	Toa Corp.	6,700	50,323
#	Toa Corp.	6,900	155,622
	Toa Oil Co., Ltd.	2,900	73,436
	TOA ROAD Corp.	2,300	97,940
	Toagosei Co., Ltd.	40,900	427,253
	Toba, Inc.	400	9,743
	Tobishima Corp.	12,310	122,660
	Tobu Railway Co., Ltd.	14,900	387,459
	TOC Co., Ltd.	17,900	105,071
	Tocalo Co., Ltd.	40,500	508,889
	Tochigi Bank, Ltd. (The)	50,000	76,623
	Toda Corp.	66,300	472,562
*	Toda Kogyo Corp.	2,000	47,331
	Toei Animation Co., Ltd.	4,700	643,082
	Toei Co., Ltd.	700	126,291
#	Toell Co., Ltd.	1,900	14,262
	Toenec Corp.	3,700	126,135
	Togami Electric Manufacturing Co., Ltd.	999	17,392
	Toho Bank, Ltd. (The)	68,100	128,752
	Toho Co., Ltd.	3,000	130,604
*	Toho Co., Ltd.	2,400	33,255
	Toho Gas Co., Ltd.	6,000	291,645
	Toho Holdings Co., Ltd.	20,200	339,278
	Toho Titanium Co., Ltd.	11,900	129,676
	Toho Zinc Co., Ltd.	6,400	110,281
	Tohoku Bank, Ltd. (The)	4,300	39,145
	Tohoku Electric Power Co., Inc.	38,400	290,927
	Tohoku Steel Co., Ltd.	1,200	18,715
	Tohokushinsha Film Corp.	4,700	28,195
	Tokai Carbon Co., Ltd.	57,100	754,254
	Tokai Corp.	5,200	114,696
	TOKAI Holdings Corp.	56,900	466,284

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tokai Rika Co., Ltd.	23,300	$363,115
	Tokai Tokyo Financial Holdings, Inc.	87,600	310,147
	Token Corp.	2,200	198,606
	Tokio Marine Holdings, Inc.	28,400	1,353,574
	Tokushu Tokai Paper Co., Ltd.	3,700	149,428
	Tokuyama Corp.	27,977	592,458
*	Tokyo Base Co., Ltd.	5,400	36,279
	Tokyo Century Corp.	13,800	759,456
*	Tokyo Electric Power Co. Holdings, Inc.	140,100	373,394
	Tokyo Electron Device, Ltd.	3,000	139,779
	Tokyo Electron, Ltd.	10,000	4,124,254
	Tokyo Energy & Systems, Inc.	10,400	95,628
	Tokyo Gas Co., Ltd.	25,100	475,111
	Tokyo Keiki, Inc.	4,900	45,857
	Tokyo Kiraboshi Financial Group, Inc.	10,800	150,876
	Tokyo Ohka Kogyo Co., Ltd.	4,700	304,614
	Tokyo Printing Ink Manufacturing Co., Ltd.	500	10,367
#	Tokyo Rakutenchi Co., Ltd.	1,300	47,064
*	Tokyo Rope Manufacturing Co., Ltd.	1,300	12,988
	Tokyo Sangyo Co., Ltd.	7,700	49,352
	Tokyo Seimitsu Co., Ltd.	13,500	577,987
	Tokyo Steel Manufacturing Co., Ltd.	13,900	139,627
	Tokyo Tatemono Co., Ltd.	59,500	895,171
	Tokyo Tekko Co., Ltd.	4,000	56,612
*	Tokyo Theatres Co., Inc.	3,400	38,434
	Tokyotokeiba Co., Ltd.	5,200	207,091
	Tokyu Construction Co., Ltd.	30,600	215,558
	Tokyu Corp.	26,000	348,470
	Tokyu Fudosan Holdings Corp.	190,000	1,072,616
	Tokyu Recreation Co., Ltd.	1,000	43,473
	Toli Corp.	17,400	37,577
	Tomato Bank, Ltd.	3,000	28,431
	Tomen Devices Corp.	1,300	60,116
	Tomoe Corp.	9,200	32,100
	Tomoe Engineering Co., Ltd.	3,200	65,052
*	Tomoegawa Co., Ltd.	1,600	13,434
	Tomoku Co., Ltd.	4,500	78,349
	TOMONY Holdings, Inc.	66,600	181,418
	Tomy Co., Ltd.	38,521	338,380
	Tonami Holdings Co., Ltd.	2,400	107,560
	Topcon Corp.	27,800	392,040
	Toppan Forms Co., Ltd.	21,700	209,021
	Toppan, Inc.	34,520	585,565
	Topre Corp.	17,100	247,200
	Topy Industries, Ltd.	6,000	70,116
	Toray Industries, Inc.	327,700	2,157,637
	Torex Semiconductor, Ltd.	1,400	36,516
	Toridoll Holdings Corp.	23,600	435,610
	Torigoe Co., Ltd. (The)	6,600	47,944
	Torii Pharmaceutical Co., Ltd.	5,200	120,619
	Torishima Pump Manufacturing Co., Ltd.	8,500	67,443
	TORQ Inc	3,100	6,337
	Tosei Corp.	11,100	115,256
	Toshiba Corp.	13,300	572,452
	Toshiba TEC Corp.	10,800	435,114
	Tosho Co., Ltd.	5,300	80,952
	Tosoh Corp.	55,300	970,463
	Totech Corp.	1,300	31,066
	Totetsu Kogyo Co., Ltd.	8,800	187,013

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOTO, Ltd.	6,399	$331,789
	Totoku Electric Co., Ltd.	1,400	33,558
	Tottori Bank, Ltd. (The)	4,100	41,788
	Toukei Computer Co., Ltd.	500	21,703
#	Tow Co., Ltd.	17,200	49,463
	Towa Bank, Ltd. (The)	14,000	62,980
	Towa Corp.	3,300	72,421
	Towa Pharmaceutical Co., Ltd.	16,200	413,784
	Toyo Construction Co., Ltd.	45,200	242,041
	Toyo Corp.	9,100	95,307
	Toyo Denki Seizo K.K.	3,000	31,542
*	Toyo Engineering Corp.	12,100	92,228
#	Toyo Gosei Co., Ltd.	1,700	187,478
	Toyo Ink SC Holdings Co., Ltd.	14,300	261,872
	Toyo Kanetsu K.K.	3,400	73,878
	Toyo Logistics Co., Ltd.	10,200	29,245
	Toyo Machinery & Metal Co., Ltd.	6,400	30,009
	Toyo Securities Co., Ltd.	30,100	41,660
	Toyo Seikan Group Holdings, Ltd.	32,100	436,761
	Toyo Suisan Kaisha, Ltd.	20,300	775,000
	Toyo Tanso Co., Ltd.	4,900	128,694
	Toyo Tire Corp.	49,400	932,771
	Toyo Wharf & Warehouse Co., Ltd.	2,300	30,147
	Toyobo Co., Ltd.	54,300	689,069
	Toyoda Gosei Co., Ltd.	15,800	371,390
	Toyota Boshoku Corp.	32,500	655,642
	Toyota Industries Corp.	7,400	620,749
#	Toyota Motor Corp., Sponsored ADR	10,100	1,816,384
	Toyota Motor Corp.	226,063	20,294,958
	Toyota Tsusho Corp.	22,500	1,062,334
	TPR Co., Ltd.	10,600	148,492
	Traders Holdings Co., Ltd.	4,960	15,276
	Trancom Co., Ltd.	5,200	405,767
#	Transaction Co., Ltd.	2,000	23,201
	Trend Micro, Inc.	17,500	911,104
	Tri Chemical Laboratories, Inc.	6,800	188,499
#	Trinity Industrial Corp.	2,000	15,965
	Trusco Nakayama Corp.	12,400	327,779
	TS Tech Co., Ltd.	26,614	395,944
*	TSI Holdings Co., Ltd.	27,900	86,269
	Tsubaki Nakashima Co., Ltd.	18,800	283,402
	Tsubakimoto Chain Co.	12,200	371,530
	Tsubakimoto Kogyo Co., Ltd.	1,700	54,947
*	Tsudakoma Corp.	1,400	11,064
	Tsugami Corp.	12,200	172,854
#*	Tsukada Global Holdings, Inc.	9,500	26,312
	Tsukishima Kikai Co., Ltd.	11,200	118,815
#	Tsukuba Bank, Ltd.	37,600	57,995
	Tsumura & Co.	11,000	346,984
	Tsuruha Holdings, Inc.	4,600	543,098
	Tsurumi Manufacturing Co., Ltd.	7,600	123,690
	Tsutsumi Jewelry Co., Ltd.	2,700	58,964
#	Tsuzuki Denki Co., Ltd.	1,500	21,718
	TV Asahi Holdings Corp.	11,400	177,191
	Tv Tokyo Holdings Corp.	2,700	50,776
	TYK Corp.	8,500	24,649
*	UACJ Corp.	16,100	424,956
	Ube Industries, Ltd.	44,500	893,760
#	Ubicom Holdings, Inc.	1,500	47,060

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Uchida Yoko Co., Ltd.	2,500	$115,182
	Ulvac, Inc.	11,200	545,383
	Unicharm Corp.	8,100	325,112
	Uniden Holdings Corp.	2,500	62,199
	Union Tool Co.	2,700	99,688
	Unipres Corp.	18,400	166,187
*	United Arrows, Ltd.	7,300	126,898
	United Super Markets Holdings, Inc.	22,700	222,064
	UNITED, Inc.	5,100	78,718
*	Unitika, Ltd.	25,100	76,926
*	Universal Entertainment Corp.	6,900	148,976
	Urbanet Corp. Co., Ltd.	8,600	23,473
	Usen-Next Holdings Co., Ltd.	1,800	39,699
	Ushio, Inc.	38,400	688,091
	USS Co., Ltd.	21,500	374,271
	UT Group Co., Ltd.	7,800	244,803
	Utoc Corp.	5,300	24,948
*	UUUM, CO., Ltd.	2,200	27,259
	V Technology Co., Ltd.	3,500	153,433
	Valor Holdings Co., Ltd.	20,000	424,734
	Valqua, Ltd.	5,600	109,379
	Value HR Co., Ltd.	1,600	24,001
	ValueCommerce Co., Ltd.	5,400	187,395
#	V-Cube, Inc.	2,200	47,111
	Vector, Inc.	10,300	97,361
	Vega Corp. Co., Ltd.	800	8,018
	Vertex Corp.	3,940	109,657
*	Village Vanguard Co., Ltd.	1,700	16,305
	Vital KSK Holdings, Inc.	19,000	128,443
	VT Holdings Co., Ltd.	47,400	211,643
	Wacoal Holdings Corp.	15,100	343,920
	Wacom Co., Ltd.	55,500	321,585
	Wakachiku Construction Co., Ltd.	5,600	88,514
	Wakita & Co., Ltd.	15,800	147,839
	Warabeya Nichiyo Holdings Co., Ltd.	5,700	121,187
	Waseda Academy Co., Ltd.	1,400	11,715
	Watahan & Co., Ltd.	8,600	97,841
	Watts Co., Ltd.	4,800	40,371
	Wavelock Holdings Co., Ltd.	2,200	13,833
	WDB Holdings Co., Ltd.	2,700	74,681
	Weathernews, Inc.	1,500	74,248
	Welcia Holdings Co., Ltd.	12,200	415,284
	Wellnet Corp.	4,000	18,256
	West Holdings Corp.	9,750	438,348
	West Japan Railway Co.	8,000	434,659
	Will Group, Inc.	6,900	60,645
	WIN-Partners Co., Ltd.	4,000	36,369
	Wood One Co., Ltd.	3,200	35,008
	Workman Co., Ltd.	1,600	110,390
*	World Co., Ltd.	2,600	31,821
	World Holdings Co., Ltd.	2,400	69,772
	Wowow, Inc.	1,400	30,415
	Xebio Holdings Co., Ltd.	10,100	92,605
	YAC Holdings Co., Ltd.	2,400	26,261
	Yachiyo Industry Co., Ltd.	2,600	14,053
	Yagi & Co., Ltd.	1,400	19,041
	Yahagi Construction Co., Ltd.	10,400	66,931
	Yaizu Suisankagaku Industry Co., Ltd.	2,800	24,419
	Yakult Honsha Co., Ltd.	4,000	236,380

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	YAKUODO Holdings Co., Ltd.	3,300	$69,543
	YAMABIKO Corp.	14,000	160,280
	YAMADA Consulting Group Co., Ltd.	4,000	42,836
	Yamada Holdings Co., Ltd.	179,588	848,454
	Yamagata Bank, Ltd. (The)	9,700	75,069
	Yamaguchi Financial Group, Inc.	77,100	443,238
	Yamaha Corp.	2,500	138,535
	Yamaha Motor Co., Ltd.	50,800	1,272,067
	Yamaichi Electronics Co., Ltd.	10,400	154,660
	YA-MAN, Ltd.	8,700	98,110
	Yamanashi Chuo Bank, Ltd. (The)	11,800	88,093
	Yamashina Corp.	25,000	17,603
	Yamatane Corp.	3,800	54,254
#	Yamato Corp.	7,100	50,923
	Yamato Holdings Co., Ltd.	17,300	498,588
	Yamato International, Inc.	5,400	16,565
	Yamato Kogyo Co., Ltd.	15,800	537,280
	Yamaura Corp.	2,400	19,763
	Yamaya Corp.	1,800	38,128
#	Yamazaki Baking Co., Ltd.	35,300	484,669
	Yamazawa Co., Ltd.	1,300	20,431
	Yamazen Corp.	14,200	134,006
	Yaoko Co., Ltd.	6,800	410,346
	Yashima Denki Co., Ltd.	5,500	48,435
	Yaskawa Electric Corp.	6,800	336,714
	Yasuda Logistics Corp.	6,700	58,215
	Yasunaga Corp.	3,400	34,788
	Yellow Hat, Ltd.	14,400	277,552
	Yodogawa Steel Works, Ltd.	8,700	187,710
	Yokogawa Bridge Holdings Corp.	11,600	233,557
	Yokogawa Electric Corp.	34,000	523,062
	Yokohama Reito Co., Ltd.	18,200	147,702
	Yokohama Rubber Co., Ltd. (The)	61,400	1,226,062
	Yokowo Co., Ltd.	8,200	199,842
	Yomeishu Seizo Co., Ltd.	1,700	28,127
	Yondenko Corp.	1,700	45,910
	Yondoshi Holdings, Inc.	4,600	76,038
	Yorozu Corp.	5,700	63,605
	Yotai Refractories Co., Ltd.	6,300	71,845
	Yuasa Trading Co., Ltd.	7,100	202,901
	Yuken Kogyo Co., Ltd.	1,100	17,622
	Yurtec Corp.	15,000	98,362
	Yushiro Chemical Industry Co., Ltd.	3,700	39,929
	Z Holdings Corp.	140,000	700,725
	Zaoh Co., Ltd.	2,500	35,766
	Zenitaka Corp. (The)	1,000	36,713
	Zenkoku Hosho Co., Ltd.	15,900	721,397
	Zenrin Co., Ltd.	12,400	122,684
	Zensho Holdings Co., Ltd.	21,377	542,341
	Zeon Corp.	37,000	505,541
	ZOZO, Inc.	23,100	786,756
	Zuiko Corp.	4,400	39,470
TOTAL JAPAN			600,591,531
LUXEMBOURG — (0.0%)
	B&S Group Sarl	1,683	16,731
MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	48,267

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Aeon Co. M Bhd	303,900	$93,622
	AEON Credit Service M Bhd	49,149	139,356
	AFFIN Bank Bhd	134,471	53,227
#*	AirAsia Group Bhd	76,300	14,822
	Alliance Bank Malaysia Bhd	373,600	211,427
	Allianz Malaysia Bhd	20,500	61,946
	AMMB Holdings Bhd	421,600	284,711
#	Astro Malaysia Holdings Bhd	298,900	74,366
	Axiata Group Bhd	277,490	245,346
	Batu Kawan Bhd	7,200	33,270
#*	Berjaya Assets Bhd	176,800	10,824
#*	Berjaya Corp. Bhd	1,184,701	77,196
*	Berjaya Land Bhd	333,000	21,319
	Berjaya Sports Toto Bhd	349,668	161,606
*	Bermaz Auto Bhd	252,400	90,288
	BIMB Holdings Bhd	144,900	128,680
#*	Boustead Holdings Bhd	152,600	21,533
	Boustead Plantations Bhd	196,420	27,022
	British American Tobacco Malaysia Bhd	38,700	134,376
*	Bumi Armada Bhd	871,200	87,569
	Bursa Malaysia Bhd	196,350	353,855
#	Cahya Mata Sarawak Bhd	221,400	58,772
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	202,597
	CB Industrial Product Holding Bhd	88,300	26,143
#	CIMB Group Holdings Bhd	365,215	384,865
	Comfort Glove Bhd	43,600	19,225
*	Cypark Resources Bhd	120,300	25,379
#	D&O Green Technologies Bhd	241,100	302,993
#	Datasonic Group Bhd	515,000	56,166
*	Dayang Enterprise Holdings Bhd	125,400	31,733
#	Dialog Group Bhd	272,500	177,561
#	DiGi.Com Bhd	287,200	282,605
#	DRB-Hicom Bhd	381,000	150,673
	Dufu Technology Corp. Bhd	55,200	58,877
#	Duopharma Biotech Bhd	120,801	81,878
	Dutch Lady Milk Industries Bhd	4,500	35,299
#	Eco World Development Group Bhd	443,900	73,104
	Eco World International Bhd	84,700	10,135
#	Ekovest BHD	528,900	50,769
	Formosa Prosonic Industries Bhd	55,700	34,793
	Fraser & Neave Holdings Bhd	24,500	144,048
#	Frontken Corp. Bhd	497,850	383,489
#	Gabungan AQRS Bhd	101,592	12,522
	Gadang Holdings Bhd	266,950	23,725
*	Gamuda Bhd	511,340	339,331
#	Gas Malaysia Bhd	64,000	40,211
	Genting Bhd	329,300	367,409
	Genting Malaysia Bhd	356,100	232,701
	Genting Plantations Bhd	31,000	48,475
	George Kent Malaysia Bhd	206,750	34,295
#	Globetronics Technology Bhd	172,866	86,857
#	Guan Chong Bhd	91,800	60,917
	Hai-O Enterprise Bhd	74,042	35,273
	HAP Seng Consolidated Bhd	38,800	70,814
	Hartalega Holdings Bhd	128,300	214,077
#	Heineken Malaysia Bhd	36,100	191,827
#	Hengyuan Refining Co. Bhd	64,400	65,830
	HeveaBoard Bhd	130,500	14,073
#	Hiap Teck Venture Bhd	299,100	35,822

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Hibiscus Petroleum Bhd	181,200	$27,652
#	Hong Leong Bank Bhd	22,580	96,334
	Hong Leong Financial Group Bhd	40,078	163,603
	Hong Leong Industries Bhd	19,300	41,552
	Hup Seng Industries Bhd	13,200	3,002
	IHH Healthcare Bhd	36,800	49,194
	IJM Corp. Bhd	910,500	399,259
	Inari Amertron Bhd	750,425	592,638
	Insas Bhd	187,000	38,987
	IOI Corp. Bhd	83,000	71,783
	IOI Properties Group Bhd	379,625	101,741
#*	Iskandar Waterfront City Bhd	224,600	20,242
#*	JAKS Resources Bhd	570,179	66,225
#*	Jaya Tiasa Holdings Bhd	210,000	30,580
#	JHM Consolidation Bhd	26,200	14,162
	Karex Bhd	68,500	7,943
	Kerjaya Prospek Group Bhd	105,989	29,626
*	KNM Group Bhd	1,052,620	43,583
	Kossan Rubber Industries	197,000	161,535
	KPJ Healthcare Bhd	463,600	118,655
*	KSL Holdings Bhd	135,319	19,568
	Kuala Lumpur Kepong Bhd	9,711	42,619
*	Land & General Bhd	399,300	11,375
*	LBS Bina Group Bhd	262,835	27,741
#	Leong Hup International Bhd	180,500	29,512
	Lii Hen Industries Bhd	74,300	52,253
	Lingkaran Trans Kota Holdings Bhd	42,500	36,860
	Lotte Chemical Titan Holding Bhd	32,463	20,154
#	LPI Capital Bhd	40,440	132,696
	Magni-Tech Industries Bhd	146,900	75,924
	Magnum Bhd	228,815	107,409
#	Mah Sing Group Bhd	553,875	111,101
	Malakoff Corp. Bhd	281,900	54,759
	Malayan Banking Bhd	218,970	415,753
#	Malayan Flour Mills Bhd	308,600	56,303
*	Malaysia Airports Holdings Bhd	321,600	440,648
#	Malaysia Building Society Bhd	768,932	106,640
	Malaysian Pacific Industries Bhd	53,300	562,095
#	Malaysian Resources Corp. Bhd	666,920	60,856
	Matrix Concepts Holdings Bhd	227,266	107,748
#	Maxis Bhd	156,200	157,726
	MBM Resources BHD	57,700	42,949
#	Mega First Corp. Bhd	161,400	135,651
	MISC Bhd	156,000	247,720
	MKH Bhd	100,700	30,306
#	MMC Corp. Bhd	187,200	77,656
#	MNRB Holdings Bhd	182,774	55,944
	Muda Holdings Bhd	76,500	50,213
	Muhibbah Engineering M Bhd	129,500	27,924
*	Mulpha International Bhd	39,460	19,557
	My EG Services Bhd	67,186	26,436
	Nestle Malaysia Bhd	4,900	154,397
	NTPM Holdings Bhd	104,000	12,306
*	OCK Group Bhd	171,300	18,476
#	Oriental Holdings BHD	106,800	128,541
#	OSK Holdings Bhd	472,550	94,715
#	Padini Holdings Bhd	116,700	77,714
	Panasonic Manufacturing Malaysia Bhd	2,400	18,322
#	Paramount Corp. Bhd	146,300	27,228

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Pentamaster Corp. Bhd	164,473	$206,494
	Perak Transit Bhd	67,100	9,780
#	Petron Malaysia Refining & Marketing Bhd	39,200	38,513
	Petronas Chemicals Group Bhd	115,700	220,443
	Petronas Dagangan Bhd	29,500	128,609
#	Petronas Gas Bhd	43,200	156,071
	PIE Industrial Bhd	20,300	14,432
#*	Pos Malaysia Bhd	91,600	16,828
	PPB Group Bhd	69,820	299,346
#	Press Metal Aluminium Holdings Bhd	430,400	491,647
	Public Bank Bhd	1,893,500	1,786,325
	QL Resources Bhd	233,025	312,060
	Ranhill Utilities Bhd	91,196	14,802
*	Revenue Group Bhd	71,400	31,824
	RHB Bank Bhd	193,617	234,530
	Sam Engineering & Equipment M Bhd	10,100	25,850
#*	Sapura Energy Bhd	3,636,500	107,523
	Sarawak Oil Palms Bhd	50,500	41,544
#	Scientex Bhd	303,600	300,849
#	Serba Dinamik Holdings Bhd	328,220	30,685
*	Shangri-La Hotels Malaysia Bhd	17,500	14,791
	Sime Darby Bhd	681,970	347,459
#	Sime Darby Plantation Bhd	70,836	57,058
	Sime Darby Property Bhd	327,670	47,020
	SKP Resources Bhd	296,249	116,616
*	SP Setia Bhd Group	440,579	107,428
*	Sumatec Resources Bhd	822,800	176
	Sunway Bhd	412,654	166,404
	Sunway Construction Group Bhd	116,690	43,691
#	Supermax Corp. Bhd	94,141	72,956
	Syarikat Takaful Malaysia Keluarga Bhd	110,800	113,133
	Ta Ann Holdings Bhd	86,480	52,855
	Taliworks Corp. Bhd	68,666	13,831
	Telekom Malaysia Bhd	176,900	249,010
	Tenaga Nasional Bhd	135,900	310,452
#	Thong Guan Industries Bhd	59,400	35,199
	TIME dotCom Bhd	49,000	167,192
	Top Glove Corp. Bhd	505,800	476,387
*	Tropicana Corp. Bhd	206,616	44,499
	TSH Resources Bhd	21,300	5,206
	Uchi Technologies Bhd	83,700	61,525
#*	UEM Edgenta Bhd	74,800	28,184
#*	UEM Sunrise Bhd	574,400	52,414
#	UMW Holdings Bhd	112,400	76,978
#	United Plantations Bhd	7,600	24,471
	UOA Development Bhd	275,200	103,608
*	Velesto Energy Bhd	1,107,073	36,635
	ViTrox Corp. Bhd	45,900	205,520
*	WCT Holdings Bhd	364,227	44,883
#	Wellcall Holdings Bhd	53,700	12,664
	Westports Holdings Bhd	170,000	163,584
#	Yinson Holdings Bhd	137,500	155,797
	YNH Property Bhd	124,837	79,899
#*	YTL Corp. Bhd	1,268,650	187,965
#	YTL Power International Bhd	249,587	41,092
TOTAL MALAYSIA			20,978,719
MEXICO — (0.7%)
	ALEATICA S.A.B. de C.V.	5,854	6,029

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Alfa S.A.B. de C.V., Class A	1,784,541	$1,350,088
	Alpek S.A.B. de C.V.	245,078	303,974
#*	Alsea S.A.B. de C.V.	251,622	507,637
	America Movil S.A.B. de C.V.	1,780,639	1,489,363
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	28,021	466,550
	Arca Continental S.A.B. de C.V.	65,332	398,728
*	Axtel S.A.B. de C.V.	499,613	126,746
	Banco del Bajio SA	190,969	340,950
	Becle S.A.B. de C.V.	27,768	69,161
	Bolsa Mexicana de Valores S.A.B. de C.V.	208,501	427,764
*	Cemex S.A.B. de C.V.	2,131,083	1,734,307
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	800	45,256
	Coca-Cola Femsa S.A.B. de C.V.	55,325	312,669
*	Consorcio ARA S.A.B. de C.V.	330,697	78,412
#*	Controladora Nemak SAB de C.V.	1,784,541	286,871
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	4,146	91,544
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	132,904	293,499
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	94,392	185,358
#*	Credito Real S.A.B. de C.V. Sofom ER	84,592	73,304
	El Puerto de Liverpool S.A.B. de C.V., Class C1	35,062	166,096
*	Elementia S.A.B. de C.V.	21,051	14,985
#*	Empresas ICA S.A.B. de C.V.	42,400	205
#	Fomento Economico Mexicano S.A.B. de C.V.	71,227	620,840
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	267	23,328
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	352,628	341,534
#*	Gentera S.A.B. de C.V.	298,389	173,581
#	Gruma S.A.B. de C.V., Class B	72,377	780,335
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V., Class B	63,140	384,684
	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	13,035	149,109
*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	11,168	202,072
#	Grupo Bimbo S.A.B. de C.V., Class A	322,397	740,471
#	Grupo Carso S.A.B. de C.V.	73,190	237,296
	Grupo Cementos de Chihuahua S.A.B. de C.V.	43,340	353,165
	Grupo Comercial Chedraui S.A. de C.V.	156,209	248,600
	Grupo Elektra S.A.B. de C.V.	11,176	906,611
	Grupo Financiero Banorte S.A.B. de C.V., Class O	264,676	1,712,273
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	382,687	368,533
*	Grupo GICSA SAB de C.V.	30,415	5,027
	Grupo Herdez S.A.B. de C.V.	90,586	189,761
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	60,872	15,137
	Grupo Industrial Saltillo S.A.B. de C.V.	7,630	11,307
	Grupo Lala S.A.B. de C.V.	119,465	97,763
	Grupo Mexico S.A.B. de C.V., Class B	558,959	2,560,295
	Grupo Rotoplas S.A.B. de C.V.	61,954	100,558
*	Grupo Sanborns S.A.B. de C.V.	66,549	67,682
*	Grupo Simec S.A.B. de C.V., Class B	33,392	271,749
	Grupo Televisa S.A.B., Sponsored ADR	37,996	514,846
#	Grupo Televisa S.A.B.	421,281	1,141,334
*	Grupo Traxion S.A.B. de C.V.	22,758	42,529
#*	Hoteles City Express S.A.B. de C.V.	142,020	48,871
	Industrias Bachoco S.A.B. de C.V.	77,004	280,454
*	Industrias CH S.A.B. de C.V.	75,560	675,575
*	Industrias Penoles S.A.B. de C.V.	45,293	634,950
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	246,708	400,062
	La Comer S.A.B. de C.V.	254,370	509,858
	Megacable Holdings S.A.B. de C.V.	250,576	882,405
#*	Minera Frisco S.A.B. de C.V., Class A1	307,440	70,581
*	Nemak S.A.B. de C.V.	174,592	58,939
	Orbia Advance Corp. S.A.B. de C.V.	473,286	1,289,834

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Organizacion Cultiba S.A.B. de C.V.	15,310	$8,560
*	Organizacion Soriana S.A.B. de C.V., Class B	50,685	48,403
	Promotora y Operadora de Infraestructura S.A.B. de C.V.	61,367	463,468
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	5,373	27,801
	Qualitas Controladora S.A.B. de C.V.	54,504	264,823
#	Regional S.A.B. de C.V.	114,430	709,876
#*	Telesites S.A.B. de C.V.	298,134	248,018
#*	Unifin Financiera S.A.B. de C.V.	88,830	129,410
	Vitro S.A.B. de C.V.	28,118	38,844
#	Wal-Mart de Mexico S.A.B. de C.V.	194,783	641,701
TOTAL MEXICO			28,462,349
NETHERLANDS — (2.7%)
	Aalberts NV	39,671	2,418,466
*	ABN AMRO Bank NV	83,970	978,806
*	Accell Group NV	5,453	270,046
*	Adyen NV	542	1,468,847
#	Aegon NV	488,021	2,077,798
	Aegon NV	30,887	130,034
	Akzo Nobel NV	13,811	1,705,993
	AMG Advanced Metallurgical Group NV	4,066	127,176
	Amsterdam Commodities NV	6,867	196,040
	APERAM SA	18,964	1,188,495
	Arcadis NV	35,171	1,557,566
	ArcelorMittal SA	71,851	2,509,426
	ArcelorMittal SA	4,958	174,720
	ASM International NV	11,352	4,028,938
	ASML Holding NV	4,870	3,722,549
	ASML Holding NV	20,610	15,802,511
	ASR Nederland NV	49,610	2,038,802
*	Basic-Fit NV	8,181	378,137
	BE Semiconductor Industries NV	42,901	3,764,930
*	Beter Bed Holding NV	7,231	53,718
	Boskalis Westminster	32,105	1,010,315
	Brunel International NV	5,294	70,107
	Coca-Cola European Partners P.L.C.	33,278	2,058,655
	Corbion NV	16,974	929,233
	Euronext NV	28,016	3,116,673
	Flow Traders	20,804	846,072
	ForFarmers NV	13,915	79,002
*	Fugro NV	25,149	237,739
*	GrandVision NV	18,748	630,965
	Heijmans NV	12,716	189,252
	Heineken NV	15,108	1,759,353
	IMCD NV	10,389	1,800,019
#	ING Groep NV, Sponsored ADR	6,500	83,200
	ING Groep NV	196,229	2,517,754
*	Intertrust NV	28,250	466,414
*	Just Eat Takeaway.com NV	3,852	341,078
	Kendrion NV	7,605	202,047
	Koninklijke Ahold Delhaize NV, Sponsored ADR	876	27,263
	Koninklijke Ahold Delhaize NV	261,210	8,119,662
*	Koninklijke BAM Groep NV	128,215	362,484
#	Koninklijke DSM NV	14,433	2,909,423
#	Koninklijke KPN NV	1,192,526	3,913,120
#	Koninklijke Philips NV	49,636	2,288,688
#	Koninklijke Vopak NV	28,028	1,186,777
#*	Lucas Bols NV	3,091	38,061
	Nedap NV	2,486	186,060

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
#	NN Group NV	42,351	$2,105,538
*	OCI NV	14,303	346,976
	Ordina NV	39,907	170,461
#	PostNL NV	134,401	727,322
	Prosus NV	13,337	1,189,906
	Randstad NV	31,796	2,306,818
#	SBM Offshore NV	58,977	856,129
	SIF Holding NV	4,117	68,907
	Signify NV	62,789	3,517,361
*	Sligro Food Group NV	9,932	288,274
	Stellantis NV	468,040	8,986,954
	Stellantis NV	261,058	5,006,182
	TKH Group NV	18,479	982,416
*	TomTom NV	29,599	248,608
	Van Lanschot Kempen NV	6,150	157,942
	Wolters Kluwer NV	38,548	4,394,601
TOTAL NETHERLANDS			111,316,809
NEW ZEALAND — (0.3%)
*	a2 Milk Co., Ltd. (The)	106,585	463,417
*	Air New Zealand, Ltd.	325,719	340,513
	Arvida Group, Ltd.	56,238	80,667
*	Auckland International Airport, Ltd.	50,073	252,636
	Chorus, Ltd.	203,529	873,633
	Contact Energy, Ltd.	43,359	246,456
	EBOS Group, Ltd.	31,340	677,934
	Fisher & Paykel Healthcare Corp., Ltd.	51,968	1,143,913
	Fletcher Building, Ltd.	152,247	810,670
	Fletcher Building, Ltd.	2,494	13,190
	Fonterra Co-operative Group, Ltd.	17,724	46,177
	Freightways, Ltd.	48,255	430,326
	Genesis Energy, Ltd.	100,941	241,436
*	Gentrack Group, Ltd.	12,157	17,948
	Hallenstein Glasson Holdings, Ltd.	20,188	101,742
	Heartland Group Holdings, Ltd.	228,575	326,543
	Infratil, Ltd.	154,382	786,411
	Investore Property, Ltd.	56,506	79,988
	Kathmandu Holdings, Ltd.	197,467	188,345
	Mainfreight, Ltd.	21,054	1,203,596
	Mercury NZ, Ltd.	33,745	155,262
	Meridian Energy, Ltd.	55,750	202,701
	Napier Port Holdings, Ltd.	5,587	12,546
*	NEW Zealand King Salmon Investments, Ltd.	10,005	9,758
#*	New Zealand Refining Co., Ltd. (The)	73,105	42,223
*	NZME, Ltd.	54,459	36,863
	NZX, Ltd.	93,777	125,449
	Oceania Healthcare, Ltd.	97,722	101,436
	Port of Tauranga, Ltd.	49,735	247,383
*	Pushpay Holdings, Ltd.	36,249	42,980
*	Rakon, Ltd.	27,401	17,204
*	Restaurant Brands New Zealand, Ltd.	9,961	111,133
	Ryman Healthcare, Ltd.	41,222	378,621
#*	Sanford, Ltd.	20,591	71,574
	Scales Corp., Ltd.	44,784	142,352
*	Serko, Ltd.	729	3,625
	Skellerup Holdings, Ltd.	53,156	188,878
*	SKY Network Television, Ltd.	509,053	58,492
*	SKYCITY Entertainment Group, Ltd.	287,887	646,007
	Spark New Zealand, Ltd.	315,230	1,040,501

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Steel & Tube Holdings, Ltd.	32,029	$25,698
	Summerset Group Holdings, Ltd.	100,124	900,721
#*	Synlait Milk, Ltd.	16,066	41,789
*	Tourism Holdings, Ltd.	35,268	57,844
	TOWER, Ltd.	89,887	44,099
#	Trustpower, Ltd.	10,678	58,467
	Turners Automotive Group, Ltd.	21,827	65,411
	Vector, Ltd.	29,600	83,987
*	Vista Group International, Ltd.	14,521	23,581
	Warehouse Group, Ltd. (The)	20,901	50,103
	Z Energy, Ltd.	144,152	296,183
TOTAL NEW ZEALAND			13,608,412
NORWAY — (0.6%)
	ABG Sundal Collier Holding ASA	238,000	264,755
	AF Gruppen ASA	7,537	159,318
*	Akastor ASA	63,364	41,620
	Aker ASA, Class A	983	75,367
	Aker BP ASA	20,632	555,801
*	Aker Solutions ASA	91,324	173,705
	American Shipping Co. ASA	18,446	64,315
	Atea ASA	33,779	643,588
#	Austevoll Seafood ASA	32,829	413,884
	Avance Gas Holding, Ltd.	16,815	71,322
#*	Axactor SE	73,469	77,122
*	B2Holding ASA	58,982	60,205
	Bakkafrost P/F	2,401	204,043
	Bank Norwegian ASA	56,373	660,383
	Bonheur ASA	8,451	269,558
	Borregaard ASA	42,001	1,092,611
#*	BW Energy, Ltd.	11,397	34,420
	BW LPG, Ltd.	35,590	205,557
	BW Offshore, Ltd.	55,857	189,479
	DNB Bank ASA	62,118	1,271,954
*	DNO ASA	251,133	237,769
	Entra ASA	9,541	232,409
#	Equinor ASA	179,214	3,490,943
	Equinor ASA, Sponsored ADR	7,404	144,822
	Europris ASA	64,160	431,715
	FLEX LNG, Ltd.	14,271	192,746
#	Frontline, Ltd.	34,372	275,860
	Gjensidige Forsikring ASA	2,982	68,237
	Golden Ocean Group, Ltd.	7,981	78,640
#*	Grieg Seafood ASA	2,766	26,657
*	Hexagon Composites ASA	31,218	115,700
	Kid ASA	763	9,982
	Kitron ASA	5,600	12,304
	Komplett Bank ASA	9,331	9,043
*	Kongsberg Automotive ASA	129,804	40,842
	Kongsberg Gruppen ASA	9,688	277,474
	Leroy Seafood Group ASA	30,593	278,720
	Medistim ASA	717	25,601
	Mowi ASA	40,861	1,041,129
#*	NEL ASA	84,582	161,533
*	Nordic Nanovector ASA	2,597	6,315
*	Nordic Semiconductor ASA	14,137	462,914
	Norsk Hydro ASA	210,973	1,403,602
	Norway Royal Salmon ASA	3,074	73,094
	Ocean Yield ASA	28,518	95,287

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Odfjell Drilling, Ltd.	40,392	$92,444
*	Olav Thon Eiendomsselskap ASA	4,826	104,684
	Orkla ASA	54,760	497,352
*	Otello Corp. ASA	36,747	139,087
*	Panoro Energy ASA	8,057	19,285
*	PGS ASA	162,232	79,465
	Protector Forsikring ASA	18,993	195,025
	Salmar ASA	6,412	425,319
	Sbanken ASA	40,308	490,857
	Scatec ASA	4,098	88,047
	Schibsted ASA, Class A	899	47,650
	Schibsted ASA, Class B	1,151	53,239
	Selvaag Bolig ASA	14,564	96,422
	Sparebank 1 Oestlandet	1,551	21,552
	SpareBank 1 SR-Bank ASA	59,308	776,387
	Stolt-Nielsen, Ltd.	13,146	179,242
	Storebrand ASA	104,284	895,387
	Subsea 7 SA	61,075	488,975
	Telenor ASA	44,916	779,838
	TGS ASA	40,861	467,496
	Tomra Systems ASA	29,260	1,690,853
	Treasure ASA	17,251	32,305
	Veidekke ASA	38,542	496,422
*	Wallenius Wilhelmsen ASA	55,587	175,451
	Wilh Wilhelmsen Holding ASA, Class A	5,538	111,522
*	XXL ASA	48,138	105,296
	Yara International ASA	20,382	1,074,264
TOTAL NORWAY			25,346,211
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	6,245	10,866
	Cementos Pacasmayo SAA, ADR	1,856	11,470
*	Cia de Minas Buenaventura SAA, ADR	1,300	10,738
*	Credicorp, Ltd.	1,928	194,651
*	Fossal SAA, ADR	235	0
TOTAL PERU			227,725
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	104,600	15,151
	Aboitiz Equity Ventures, Inc.	155,620	117,047
	Aboitiz Power Corp.	87,300	40,542
	AC Energy Corp.	1,293,108	207,681
	Alliance Global Group, Inc.	1,505,100	306,141
*	Apex Mining Co., Inc.	1,093,000	36,088
*	Atlas Consolidated Mining & Development Corp.	64,900	8,788
	Ayala Corp.	10,095	147,468
	Ayala Land, Inc.	260,900	170,919
*	AyalaLand Logistics Holdings Corp.	457,000	36,577
	Bank of the Philippine Islands	227,256	366,471
	BDO Unibank, Inc.	304,233	621,185
*	Belle Corp.	1,052,000	28,852
*	Bloomberry Resorts Corp.	1,949,700	221,603
*	Cebu Air, Inc.	100,610	88,838
*	CEMEX Holdings Philippines, Inc.	1,515,195	36,696
	Century Pacific Food, Inc.	276,900	138,581
*	Chelsea Logistics and Infrastructure Holdings Corp.	169,400	8,978
	China Banking Corp.	339,992	167,259
	Cosco Capital, Inc.	809,000	79,329

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	D&L Industries, Inc.	665,000	$106,516
	DMCI Holdings, Inc.	1,428,200	171,519
*	DoubleDragon Properties Corp.	217,800	44,057
	Eagle Cement Corp.	82,700	23,990
*	East West Banking Corp.	277,950	52,527
*	EEI Corp.	156,000	23,721
	Emperador, Inc.	463,900	129,700
	Filinvest Development Corp.	18,400	2,846
	Filinvest Land, Inc.	3,204,000	71,223
	First Gen Corp.	36,700	21,300
	First Philippine Holdings Corp.	115,830	170,897
	Global Ferronickel Holdings, Inc.	452,574	21,771
*	Global-Estate Resorts, Inc.	897,000	14,766
	Globe Telecom, Inc.	7,215	268,617
	GT Capital Holdings, Inc.	26,928	292,949
	Holcim Philippines, Inc.	73,200	9,305
*	Integrated Micro-Electronics, Inc.	251,445	44,796
	International Container Terminal Services, Inc.	174,250	542,048
	JG Summit Holdings, Inc.	182,166	204,137
	Jollibee Foods Corp.	28,380	107,868
	LT Group, Inc.	479,700	93,844
*	MacroAsia Corp.	37,080	3,329
	Manila Electric Co.	16,880	89,606
*	Manila Water Co., Inc.	335,200	108,679
*	Max's Group, Inc.	48,700	5,832
*	Megawide Construction Corp.	298,100	36,075
	Megaworld Corp.	2,645,600	146,938
	Metro Pacific Investments Corp.	2,183,500	152,884
	Metropolitan Bank & Trust Co.	213,916	184,012
	Nickel Asia Corp.	1,306,480	158,838
*	Petron Corp.	1,056,700	64,443
	Philex Mining Corp.	319,400	39,234
*	Philippine National Bank	152,272	61,260
*	Phoenix Petroleum Philippines, Inc.	107,200	27,765
*	Pilipinas Shell Petroleum Corp.	124,530	45,596
	PLDT, Inc., Sponsored ADR	839	20,539
	PLDT, Inc.	15,030	368,757
	PNB Holdings Corp.	23,889	152
	Premium Leisure Corp.	2,062,000	16,546
	Puregold Price Club, Inc.	300,500	242,487
	Rizal Commercial Banking Corp.	104,115	41,584
	Robinsons Land Corp.	802,338	258,576
	Robinsons Retail Holdings, Inc.	76,680	82,440
	San Miguel Corp.	134,310	279,501
	San Miguel Food and Beverage, Inc.	60,520	101,066
	Security Bank Corp.	97,250	214,044
	Semirara Mining & Power Corp.	480,080	156,838
	Shakey's Pizza Asia Ventures, Inc.	84,300	12,649
	SM Investments Corp.	3,865	70,465
	SM Prime Holdings, Inc.	368,800	232,272
	Union Bank of the Philippines	31,730	48,657
	Universal Robina Corp.	93,000	235,838
	Vista Land & Lifescapes, Inc.	1,914,900	130,655
	Vistamalls, Inc.	88,000	6,775
	Wilcon Depot, Inc.	274,800	121,083
TOTAL PHILIPPINES			9,028,006
POLAND — (0.3%)
*	Alior Bank SA	34,611	331,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Alumetal SA	710	$11,022
	Amica SA	1,111	43,264
*	AmRest Holdings SE	11,544	78,590
	Asseco Poland SA	7,378	153,559
*	Bank Handlowy w Warszawie SA	8,350	98,075
*	Bank Millennium SA	166,877	213,674
*	Bank Polska Kasa Opieki SA	17,345	423,623
*	Boryszew SA	29,053	25,497
	Budimex SA	3,048	231,040
*	CCC SA	3,718	117,346
	CD Projekt SA	2,233	107,529
	Ciech SA	16,074	199,633
	ComArch SA	224	15,871
	Cyfrowy Polsat SA	71,291	632,393
	Develia SA	98,398	86,582
*	Dino Polska SA	7,912	633,420
	Dom Development SA	1,006	36,480
*	Enea SA	78,578	174,291
	Eurocash SA	34,593	110,158
	Fabryki Mebli Forte SA	3,906	58,240
*	Famur SA	99,628	56,972
*	Globe Trade Centre SA	30,781	52,883
*	Grupa Azoty SA	15,380	119,438
	Grupa Kety SA	2,789	502,829
	Grupa Lotos SA	29,965	412,965
*	ING Bank Slaski SA	1,297	64,274
	Inter Cars SA	1,271	135,245
*	Jastrzebska Spolka Weglowa SA	16,946	152,994
	Kernel Holding SA	23,478	324,825
	KGHM Polska Miedz SA	19,273	973,111
	KRUK SA	5,712	449,097
	LiveChat Software SA	485	16,185
	LPP SA	177	636,647
*	Lubelski Wegiel Bogdanka SA	4,699	31,199
#*	Mabion SA	938	15,312
*	mBank SA	3,139	261,239
	Neuca SA	129	29,462
*	Orange Polska SA	179,439	356,426
*	PGE Polska Grupa Energetyczna SA	215,963	485,881
*	PKP Cargo SA	10,554	52,017
	Polski Koncern Naftowy Orlen SA	65,228	1,235,713
	Polskie Gornictwo Naftowe i Gazownictwo SA	53,422	87,162
*	Powszechna Kasa Oszczednosci Bank Polski SA	36,475	358,277
*	Powszechny Zaklad Ubezpieczen SA	17,940	174,949
*	Santander Bank Polska SA	1,042	69,358
	Stalexport Autostrady SA	18,210	17,578
*	Tauron Polska Energia SA	443,270	373,643
*	VRG SA	37,269	34,384
	Warsaw Stock Exchange	7,044	79,498
	Wawel SA	66	10,243
TOTAL POLAND			11,351,781
PORTUGAL — (0.1%)
	Altri SGPS SA	29,560	178,558
*	Banco Comercial Portugues SA, Class R	1,495,316	212,839
	CTT-Correios de Portugal SA	40,367	210,020
	EDP - Energias de Portugal SA	135,196	701,257
	EDP Renovaveis SA	14,441	339,096
	Galp Energia SGPS SA	100,255	977,658

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
*	Greenvolt-Energias Renovaveis SA	537	$3,032
	Jeronimo Martins SGPS SA	35,737	728,430
*	Mota-Engil SGPS SA	35,247	52,252
	Navigator Co. SA (The)	82,228	296,144
	NOS SGPS SA	121,646	451,010
	REN - Redes Energeticas Nacionais SGPS SA	100,326	279,949
	Sonae SGPS SA	401,337	396,199
TOTAL PORTUGAL			4,826,444
QATAR — (0.1%)
	Aamal Co.	664,922	172,951
	Al Khaleej Takaful Group QSC	44,416	57,086
	Al Meera Consumer Goods Co. QSC	20,023	110,399
	Alijarah Holding Co., QPSC	86,003	24,903
	Barwa Real Estate Co.	510,025	428,173
	Commercial Bank PSQC (The)	24,406	36,919
	Doha Bank QPSC	149,557	121,278
	Doha Insurance Co. QSC	25,000	13,161
*	Gulf International Services QSC	317,292	122,867
	Gulf Warehousing Co.	67,104	94,987
	Industries Qatar QSC	41,675	152,922
	Masraf Al Rayan QSC	173,061	205,566
	Mazaya Real Estate Development QPSC	193,314	55,077
	Medicare Group	26,704	63,046
	Mesaieed Petrochemical Holding Co.	367,611	193,189
	Ooredoo QPSC	177,684	345,502
	Qatar Electricity & Water Co. QSC	42,483	192,955
	Qatar Fuel QSC	42,877	211,321
	Qatar Gas Transport Co., Ltd.	562,431	468,211
	Qatar Industrial Manufacturing Co. QSC	2,750	2,145
*	Qatar Insurance Co. SAQ	95,755	65,517
	Qatar International Islamic Bank QSC	88,320	223,389
	Qatar Islamic Bank SAQ	52,392	247,619
	Qatar Islamic Insurance Group	18,357	41,736
	Qatar National Bank QPSC	221,207	1,103,976
	Qatar National Cement Co., QSC	31,584	43,894
	Qatar Navigation QSC	64,196	131,170
*	Salam International Investment, Ltd. QSC	305,118	73,652
	United Development Co. QSC	655,353	262,788
	Vodafone Qatar QSC	468,695	202,372
	Widam Food Co.	21,087	23,517
TOTAL QATAR			5,492,288
RUSSIA — (0.2%)
	Etalon Group P.L.C., GDR	16,911	27,787
	Etalon Group P.L.C., GDR	35,904	58,954
	Gazprom PJSC, Sponsored ADR	134,073	1,043,423
	Gazprom PJSC, Sponsored ADR	26,988	210,506
	Globaltrans Investment P.L.C., GDR	5,753	45,191
	Globaltrans Investment P.L.C., GDR	14,988	117,806
	Lukoil PJSC, Sponsored ADR	1,472	126,430
	Lukoil PJSC, Sponsored ADR	12,707	1,088,809
	Magnitogorsk Iron & Steel Works PJSC, GDR	23,655	290,981
	Magnitogorsk Iron & Steel Works PJSC, GDR	4,406	54,194
*	Mail.Ru Group, Ltd., GDR	1,819	37,637
*	Mail.Ru Group, Ltd., GDR	2,076	43,056
*	Mechel PJSC, Sponsored ADR	6,898	15,038
	MMC Norilsk Nickel PJSC, ADR	15,732	542,754

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	MMC Norilsk Nickel PJSC, ADR	9,222	$319,025
	Mobile TeleSystems PJSC, Sponsored ADR	50,988	437,987
	Novolipetsk Steel PJSC, GDR	8,327	292,142
	Novolipetsk Steel PJSC, GDR	74	2,596
	PhosAgro PJSC, GDR	8,187	155,785
	PhosAgro PJSC, GDR	13,022	247,809
	Polyus PJSC, GDR	393	37,846
	Polyus PJSC, GDR	2,195	211,590
	QIWI P.L.C., Sponsored ADR	436	4,447
	Ros Agro P.L.C., GDR	2,407	35,009
	Ros Agro P.L.C., GDR	2,465	35,940
	Rosneft Oil Co. PJSC, GDR	11,725	86,272
	Rosneft Oil Co. PJSC, GDR	21,859	160,826
	Rostelecom PJSC, Sponsored ADR	5,626	44,023
	Rostelecom PJSC, Sponsored ADR	8,039	63,057
	RusHydro PJSC, ADR	62,793	67,816
	RusHydro PJSC, ADR	131,916	141,405
	Sberbank of Russia PJSC, Sponsored ADR	41,035	682,884
	Sberbank of Russia PJSC, Sponsored ADR	24,406	405,872
	Severstal PAO, GDR	6,022	148,202
	Severstal PAO, GDR	14,770	363,342
	Tatneft PJSC, Sponsored ADR	6,360	253,527
	Tatneft PJSC, Sponsored ADR	12,429	495,979
*	VEON, Ltd., ADR	120,285	210,499
	VTB Bank PJSC, GDR	67,339	87,800
	VTB Bank PJSC, GDR	262,918	343,371
	X5 Retail Group NV, GDR	6,435	208,326
	X5 Retail Group NV, GDR	10,810	350,028
TOTAL RUSSIA			9,595,971
SAUDI ARABIA — (0.8%)
	Abdullah Al Othaim Markets Co.	7,195	226,400
	Advanced Petrochemical Co.	17,031	336,911
*	Al Alamiya for Cooperative Insurance Co.	3,174	27,706
	Al Babtain Power & Telecommunication Co.	9,527	102,502
*	Al Etihad Cooperative Insurance Co.	6,197	40,159
	Al Hammadi Co. for Development and Investment	2,499	26,818
*	Al Hassan Ghazi Ibrahim Shaker Co.	17,471	152,698
*	Al Jouf Cement Co.	38,846	145,403
	Al Khaleej Training and Education Co.	8,696	68,860
	Al Rajhi Bank	96,768	2,862,905
*	Al Rajhi Co. for Co-operative Insurance	4,887	119,470
*	Al Sagr Cooperative Insurance Co.	4,930	24,772
	Al Yamamah Steel Industries Co.	5,821	83,729
*	AlAbdullatif Industrial Investment Co.	16,986	160,860
*	Alahli Takaful Co.	2,152	22,073
	Alandalus Property Co.	5,721	46,248
	Aldrees Petroleum and Transport Services Co.	10,265	186,674
	Alinma Bank	146,955	850,411
*	AlJazira Takaful Ta'awuni Co.	5,025	42,523
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,265	58,923
	Almarai Co. JSC	13,933	218,574
	Arab National Bank	20,311	121,741
	Arabian Cement Co.	20,253	251,945
	Arabian Pipes Co.	7,166	40,724
*	Arabian Shield Cooperative Insurance Co.	12,346	78,758
	Arriyadh Development Co.	29,066	222,885
*	Aseer Trading Tourism & Manufacturing Co.	35,189	244,997
	Astra Industrial Group	19,390	242,851

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	AXA Cooperative Insurance Co.	5,510	$62,975
*	Bank AlBilad	102,810	1,005,780
*	Bank Al-Jazira	114,358	589,962
	Banque Saudi Fransi	25,943	256,195
*	Basic Chemical Industries, Ltd.	3,936	43,618
	Bawan Co.	13,739	145,938
	Bupa Arabia for Cooperative Insurance Co.	7,595	279,285
*	Buruj Cooperative Insurance Co.	4,569	38,027
*	Chubb Arabia Cooperative Insurance Co.	2,880	25,637
	City Cement Co.	27,332	224,418
	Co. for Cooperative Insurance (The)	11,806	265,565
	Dallah Healthcare Co.	5,864	120,774
*	Dar Al Arkan Real Estate Development Co.	272,987	766,369
*	Dur Hospitality Co.	12,904	117,419
	Eastern Province Cement Co.	17,399	228,997
	Electrical Industries Co.	8,872	82,201
*	Emaar Economic City	140,611	508,935
	Etihad Etisalat Co.	119,150	1,023,358
	Fitaihi Holding Group	10,629	97,092
	Hail Cement Co.	19,115	97,334
	Halwani Brothers Co.	950	26,406
	Herfy Food Services Co.	8,064	143,704
	Jarir Marketing Co.	9,484	508,722
*	Jazan Energy and Development Co.	15,465	110,002
*	Leejam Sports Co. JSC	6,450	128,932
*	Malath Cooperative Insurance Co.	3,784	34,403
*	Mediterranean & Gulf Insurance & Reinsurance Co. (The)	8,427	56,667
*	Methanol Chemicals Co.	14,860	119,697
*	Middle East Healthcare Co.	5,516	56,296
*	Middle East Paper Co.	12,182	123,332
*	Mobile Telecommunications Co. Saudi Arabia	190,232	719,549
	Mouwasat Medical Services Co.	5,746	276,404
	Najran Cement Co.	45,836	289,889
*	Nama Chemicals Co.	4,594	59,152
*	National Agriculture Development Co. (The)	17,828	186,411
*	National Co., for Glass Manufacturing (The)	7,092	80,475
	National Gas & Industrialization Co.	7,898	94,306
	National Gypsum	10,358	140,145
*	National Industrialization Co.	116,236	669,967
	National Medical Care Co.	6,637	124,546
	National Petrochemical Co.	10,098	124,794
	Northern Region Cement Co.	48,534	239,900
	Qassim Cement Co. (The)	12,442	285,753
*	Rabigh Refining & Petrochemical Co.	61,900	426,284
	Riyad Bank	97,497	682,349
	SABIC Agri-Nutrients Co.	11,848	404,962
	Sahara International Petrochemical Co.	104,425	933,028
*	Salama Cooperative Insurance Co.	3,107	22,655
*	Saudi Arabian Cooperative Insurance Co.	4,670	29,144
*	Saudi Arabian Mining Co.	28,845	535,947
	Saudi Automotive Services Co.	10,217	98,547
	Saudi Basic Industries Corp.	38,584	1,241,070
*	Saudi British Bank (The)	43,148	354,268
	Saudi Cement Co.	23,641	408,934
*	Saudi Ceramic Co.	11,576	190,105
	Saudi Chemical Co., Holding.	23,865	264,208
	Saudi Co. For Hardware CJSC	6,054	114,795
	Saudi Electricity Co.	37,749	260,610
	Saudi Industrial Investment Group	30,899	304,466

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Services Co.	14,458	$187,200
	Saudi Investment Bank (The)	16,561	76,210
*	Saudi Kayan Petrochemical Co.	209,282	1,079,919
*	Saudi Marketing Co.	6,069	61,574
	Saudi National Bank(The)	155,577	2,284,322
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,883	94,411
*	Saudi Printing & Packaging Co.	11,187	90,253
*	Saudi Public Transport Co.	27,047	194,844
*	Saudi Re for Cooperative Reinsurance Co.	16,594	80,984
*	Saudi Real Estate Co.	17,759	124,726
*	Saudi Research & Media Group	9,079	427,713
	Saudi Telecom Co.	33,382	1,191,671
	Saudia Dairy & Foodstuff Co.	4,192	191,792
	Savola Group (The)	60,042	687,565
*	Seera Group Holding	71,283	405,838
	Southern Province Cement Co.	18,767	427,399
*	Tabuk Cement Co.	25,254	158,229
*	Takween Advanced Industries Co.	13,528	84,404
	Umm Al-Qura Cement Co.	12,979	114,545
	United Electronics Co.	9,049	323,539
	United International Transportation Co.	14,529	186,439
*	Walaa Cooperative Insurance Co.	6,823	44,832
*	Yamama Cement Co.	14,615	132,418
	Yanbu Cement Co.	23,325	290,257
	Yanbu National Petrochemical Co.	11,999	218,558
*	Zamil Industrial Investment Co.	13,779	149,624
TOTAL SAUDI ARABIA			33,168,489
SINGAPORE — (0.6%)
	Accordia Golf Trust	345,200	5,427
#	AEM Holdings, Ltd.	74,800	215,792
	Ascendas India Trust	157,100	168,154
	Avarga, Ltd.	120,400	26,695
*	Banyan Tree Holdings, Ltd.	83,400	18,825
#*	Best World International, Ltd.	81,000	15,113
	Boustead Singapore, Ltd.	164,600	144,510
	Bukit Sembawang Estates, Ltd.	36,100	146,290
	CapitaLand, Ltd.	161,800	480,702
*	Centurion Corp., Ltd.	89,000	22,323
	China Aviation Oil Singapore Corp., Ltd.	87,000	64,837
	China Sunsine Chemical Holdings, Ltd.	380,200	142,802
	Chip Eng Seng Corp., Ltd.	150,600	49,483
	City Developments, Ltd.	52,600	265,341
	Civmec, Ltd.	80,600	42,771
	ComfortDelGro Corp., Ltd.	481,300	558,362
*	COSCO Shipping International Singapore Co., Ltd.	230,500	50,169
	CSE Global, Ltd.	110,200	41,857
	Dairy Farm International Holdings, Ltd.	37,700	141,673
	DBS Group Holdings, Ltd.	126,277	2,825,618
	Del Monte Pacific, Ltd.	160,100	48,370
	Delfi, Ltd.	61,300	38,258
#*	Ezion Holdings, Ltd.	794,350	4,749
#*	Ezra Holdings, Ltd.	513,230	780
	Far East Orchard, Ltd.	64,900	54,051
#	First Resources, Ltd.	199,600	200,100
	Food Empire Holdings, Ltd.	122,200	75,668
	Fraser and Neave, Ltd.	72,400	76,825
	Frasers Property, Ltd.	112,900	94,164
	Frencken Group, Ltd.	105,200	147,638

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Fu Yu Corp., Ltd.	241,400	$52,523
*	Gallant Venture, Ltd.	211,200	20,010
	Genting Singapore, Ltd.	133,800	79,838
	Geo Energy Resources, Ltd.	295,000	55,411
	Golden Agri-Resources, Ltd.	2,347,900	397,598
*	Golden Energy & Resources, Ltd.	62,400	17,719
	Great Eastern Holdings, Ltd.	4,600	73,376
	GuocoLand, Ltd.	109,100	128,777
*	Halcyon Agri Corp., Ltd.	27,000	5,068
	Hanwell Holdings, Ltd.	81,500	25,542
#	Haw Par Corp., Ltd.	37,700	372,398
	Ho Bee Land, Ltd.	90,300	185,933
	Hong Fok Corp., Ltd.	181,500	107,850
	Hong Leong Asia, Ltd.	126,800	83,248
	Hong Leong Finance, Ltd.	51,800	92,936
	Hongkong Land Holdings, Ltd.	143,600	651,510
	Hour Glass, Ltd. (The)	17,100	19,401
	Hutchison Port Holdings Trust	2,014,100	472,643
*	Hyflux, Ltd.	178,500	10,934
	iFAST Corp., Ltd.	43,200	255,273
	IGG, Inc.	348,000	395,599
*	Indofood Agri Resources, Ltd.	263,400	62,055
	InnoTek, Ltd.	36,400	24,148
#	Japfa, Ltd.	315,700	178,281
	Jardine Cycle & Carriage, Ltd.	29,333	443,774
	k1 Ventures, Ltd.	68,500	0
	Keppel Corp., Ltd.	174,500	705,466
	Keppel Infrastructure Trust	822,451	334,215
	KSH Holdings, Ltd.	61,200	16,476
*	Mandarin Oriental International, Ltd.	12,600	25,053
	Metro Holdings, Ltd.	220,500	129,104
#*	Midas Holdings, Ltd.	408,200	10,846
*	mm2 Asia, Ltd.	260,000	13,087
	NetLink NBN Trust	139,200	100,136
	NSL, Ltd.	15,200	8,981
	Olam International, Ltd.	193,545	188,174
	OUE, Ltd.	126,500	116,674
	Oversea-Chinese Banking Corp., Ltd.	180,011	1,628,602
	Oxley Holdings, Ltd.	536,051	91,032
	Pacific Century Regional Developments, Ltd.	64,700	17,191
	Pan-United Corp., Ltd.	35,125	8,325
	QAF, Ltd.	107,100	77,906
*	Raffles Education Corp., Ltd.	210,860	15,574
	Raffles Medical Group, Ltd.	111,310	118,355
	Riverstone Holdings, Ltd.	214,600	191,981
*	SATS, Ltd.	110,100	325,586
	SBS Transit, Ltd.	21,100	46,694
	Sembcorp Industries, Ltd.	340,196	524,769
#*	Sembcorp Marine, Ltd.	1,835,293	155,540
	Sheng Siong Group, Ltd.	243,300	282,011
	SIIC Environment Holdings, Ltd.	402,300	57,153
	Sinarmas Land, Ltd.	396,100	83,043
	Sing Holdings, Ltd.	63,900	17,934
*	Singapore Airlines, Ltd.	163,150	611,652
	Singapore Exchange, Ltd.	97,900	856,623
	Singapore Land Group, Ltd.	40,200	79,933
	Singapore Post, Ltd.	202,200	95,546
	Singapore Press Holdings, Ltd.	600,500	833,183
	Singapore Technologies Engineering, Ltd.	145,600	429,983

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Singapore Telecommunications, Ltd.	436,100	$730,941
	Singapore Telecommunications, Ltd.	58,700	98,396
	Stamford Land Corp., Ltd.	26,000	10,076
	StarHub, Ltd.	194,500	173,759
	Straits Trading Co., Ltd.	28,000	58,470
*	Swiber Holdings, Ltd.	29,250	440
	Tai Sin Electric, Ltd.	50,690	13,642
	Tuan Sing Holdings, Ltd.	259,273	100,575
	UMS Holdings, Ltd.	96,400	114,601
	United Overseas Bank, Ltd.	75,016	1,450,328
	UOB-Kay Hian Holdings, Ltd.	50,610	58,669
	UOL Group, Ltd.	107,100	575,617
	Venture Corp., Ltd.	58,600	821,973
	Vicom, Ltd.	51,600	77,680
	Wilmar International, Ltd.	116,200	372,137
	Wing Tai Holdings, Ltd.	158,700	214,332
	XP Power, Ltd.	236	16,860
	Yangzijiang Shipbuilding Holdings, Ltd.	633,000	640,550
TOTAL SINGAPORE			24,105,066
SOUTH AFRICA — (1.6%)
*	Absa Group, Ltd.	209,926	1,953,009
	Adcock Ingram Holdings, Ltd.	30,156	92,101
	Advtech, Ltd.	244,725	240,551
	AECI, Ltd.	71,115	484,256
	African Rainbow Minerals, Ltd.	49,083	998,995
	Afrimat, Ltd.	25,483	102,694
	Alexander Forbes Group Holdings, Ltd.	302,000	72,614
	Allied Electronics Corp., Ltd., Class A	58,468	42,299
	Alviva Holdings, Ltd.	68,147	60,956
#	Anglo American Platinum, Ltd.	6,684	874,901
	AngloGold Ashanti, Ltd., Sponsored ADR	82,609	1,656,310
*	Aspen Pharmacare Holdings, Ltd.	108,021	1,330,788
	Astral Foods, Ltd.	17,948	188,256
	AVI, Ltd.	115,961	573,739
	Balwin Properties, Ltd.	27,791	7,313
	Barloworld, Ltd.	115,762	854,005
*	Bid Corp., Ltd.	44,156	969,839
	Bidvest Group, Ltd. (The)	129,313	1,764,108
*	Blue Label Telecoms, Ltd.	219,486	67,886
#*	Brait P.L.C.	301,387	58,941
	Capitec Bank Holdings, Ltd.	12,692	1,408,847
	Cashbuild, Ltd.	11,572	210,204
*	City Lodge Hotels, Ltd.	201,278	54,860
	Clicks Group, Ltd.	58,060	1,051,066
	Coronation Fund Managers, Ltd.	70,488	232,933
*	Curro Holdings, Ltd.	52,980	42,594
	DataTec, Ltd.	113,626	182,579
	Dis-Chem Pharmacies, Ltd.	41,328	88,143
*	Discovery, Ltd.	96,065	770,156
*	Distell Group Holdings, Ltd.	20,079	234,158
	Exxaro Resources, Ltd.	78,422	970,931
*	Famous Brands, Ltd.	7,565	28,422
	FirstRand, Ltd.	583,446	2,164,316
#*	Foschini Group, Ltd. (The)	153,424	1,619,504
	Gold Fields, Ltd., Sponsored ADR	439,903	4,319,847
*	Grindrod Shipping Holdings, Ltd.	4,404	44,007
*	Grindrod, Ltd.	176,161	53,461
	Harmony Gold Mining Co., Ltd.	107,803	442,012

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Harmony Gold Mining Co., Ltd., Sponsored ADR	104,321	$427,716
	Hudaco Industries, Ltd.	13,071	114,288
	Impala Platinum Holdings, Ltd.	115,148	2,075,708
	Imperial Logistics, Ltd.	107,775	449,561
#	Investec, Ltd.	85,923	320,575
	Italtile, Ltd.	83,239	90,932
	JSE, Ltd.	29,228	204,457
*	KAP Industrial Holdings, Ltd.	730,619	197,425
	Kumba Iron Ore, Ltd.	18,737	994,078
	Lewis Group, Ltd.	34,490	90,557
*	Liberty Holdings, Ltd.	75,084	420,906
*	Life Healthcare Group Holdings, Ltd.	595,628	959,492
*	Long4Life, Ltd.	280,141	80,359
*	Massmart Holdings, Ltd.	45,723	179,847
	Metair Investments, Ltd.	86,596	142,677
	MiX Telematics, Ltd.	4,997	2,677
	MiX Telematics, Ltd., Sponsored ADR	5,899	78,811
	Momentum Metropolitan Holdings	459,285	602,801
	Motus Holdings, Ltd.	73,334	426,201
	Mpact, Ltd.	66,696	112,733
	Mr. Price Group, Ltd.	56,056	833,653
*	MTN Group, Ltd.	551,968	3,964,637
	MultiChoice Group, Ltd.	130,618	1,081,682
*	Murray & Roberts Holdings, Ltd.	143,603	97,638
	Naspers, Ltd., Class N	5,211	1,005,620
*	Nedbank Group, Ltd.	133,517	1,543,678
	NEPI Rockcastle P.L.C.	59,610	403,800
*	Netcare, Ltd.	437,786	454,990
	Ninety One, Ltd.	19,630	60,655
*	Northam Platinum, Ltd.	103,329	1,627,143
	Oceana Group, Ltd.	34,784	148,335
	Old Mutual, Ltd.	376,027	331,663
	Old Mutual, Ltd.	826,005	723,300
*	Omnia Holdings, Ltd.	56,465	214,860
*	Pepkor Holdings, Ltd.	243,348	347,886
	Pick n Pay Stores, Ltd.	160,555	572,712
*	PPC, Ltd.	699,126	174,273
	PSG Group, Ltd.	44,961	233,097
	PSG Konsult, Ltd.	120,226	89,268
	Raubex Group, Ltd.	88,136	171,067
	Reunert, Ltd.	115,130	372,839
	RFG Holdings, Ltd.	59,205	49,246
	Royal Bafokeng Platinum, Ltd.	42,113	333,484
	Sanlam, Ltd.	342,425	1,353,420
*	Santam, Ltd.	14,190	242,716
*	Sappi, Ltd.	230,248	646,771
*	Sasol, Ltd.	65,150	971,318
*	Sasol, Ltd., Sponsored ADR	42,458	634,323
	Shoprite Holdings, Ltd.	140,551	1,539,805
#	Sibanye Stillwater, Ltd.	981,960	4,279,570
	Sibanye Stillwater, Ltd., ADR	17,699	307,262
	SPAR Group, Ltd. (The)	80,382	1,008,746
*	Spur Corp., Ltd.	22,560	28,265
	Standard Bank Group, Ltd.	310,164	2,614,090
*	Steinhoff International Holdings NV	237,520	26,171
*	Sun International, Ltd.	133,496	164,364
*	Super Group, Ltd.	234,624	510,370
*	Telkom SA SOC, Ltd.	129,841	375,930
*	Thungela Resources, Ltd.	7,559	23,419

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Tiger Brands, Ltd.	47,507	$625,482
	Transaction Capital, Ltd.	171,469	421,971
	Trencor, Ltd.	86,382	24,485
	Truworths International, Ltd.	105,754	446,596
*	Tsogo Sun Gaming, Ltd.	191,790	105,942
	Vodacom Group, Ltd.	111,782	995,792
#*	Wilson Bayly Holmes-Ovcon, Ltd.	29,110	219,275
*	Woolworths Holdings, Ltd.	378,783	1,445,436
TOTAL SOUTH AFRICA			68,130,447
SOUTH KOREA — (4.6%)
	ABco Electronics Co., Ltd.	2,040	14,559
	ABOV Semiconductor Co., Ltd.	2,891	35,994
*	Abpro Bio Co., Ltd.	15,343	15,568
*	Actoz Soft Co., Ltd.	235	2,404
	Advanced Process Systems Corp.	2,951	76,967
	Aekyung Industrial Co., Ltd.	1,084	23,545
	Aekyung Petrochemical Co., Ltd.	6,607	75,347
	AfreecaTV Co., Ltd.	2,255	260,060
*	Agabang&Company	14,748	77,954
	Ahn-Gook Pharmaceutical Co., Ltd.	1,612	18,249
	Ahnlab, Inc.	779	45,892
	AJ Networks Co., Ltd.	6,852	34,975
*	Ajin Industrial Co., Ltd.	8,820	27,050
	AK Holdings, Inc.	1,125	27,218
*	ALUKO Co., Ltd.	14,094	58,473
	Amorepacific Corp.	1,195	230,365
	AMOREPACIFIC Group	5,458	273,574
*	Amotech Co., Ltd.	1,253	32,862
*	Anam Electronics Co., Ltd.	7,817	21,464
*	Ananti, Inc.	8,916	91,076
*	Apact Co., Ltd.	3,082	19,582
*	Aprogen Medicines, Inc.	35,343	63,372
*	Aprogen pharmaceuticals, Inc.	89,910	93,986
*	APS Holdings Corp.	1,621	27,519
*	Ascendio Co., Ltd.	896	1,887
	Asia Cement Co., Ltd.	618	63,861
	ASIA Holdings Co., Ltd.	484	54,565
	Asia Paper Manufacturing Co., Ltd.	2,509	117,812
	Atinum Investment Co., Ltd.	9,263	34,623
*	AUK Corp.	11,347	27,020
	Aurora World Corp.	2,350	22,277
	Austem Co., Ltd.	10,996	33,360
	Autech Corp.	2,978	34,602
	Avaco Co., Ltd.	3,317	37,146
	Baiksan Co., Ltd.	2,131	20,311
*	Barunson Entertainment & Arts Corp.	16,881	20,765
	BGF Co., Ltd.	10,500	56,538
	BGF retail Co., Ltd.	1,819	255,743
	BH Co., Ltd.	7,554	126,109
	Binggrae Co., Ltd.	1,628	86,111
*	BioSmart Co., Ltd.	1,337	8,424
	Bixolon Co., Ltd.	3,329	16,996
*	Bluecom Co., Ltd.	5,249	48,864
	BNK Financial Group, Inc.	78,969	531,564
	Boditech Med, Inc.	2,829	54,972
#	Boryung Pharmaceutical Co., Ltd.	8,088	126,473
*	Bubang Co., Ltd.	8,619	24,683
	Bukwang Pharmaceutical Co., Ltd.	1,997	36,100

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Busan City Gas Co., Ltd.	542	$28,827
	BYC Co., Ltd.	49	16,871
	Byucksan Corp.	18,048	66,791
*	CammSys Corp.	8,383	15,475
*	Capro Corp.	15,516	63,609
	Caregen Co., Ltd.	131	7,691
*	Celltrion Pharm, Inc.	453	54,840
*	Celltrion, Inc.	2,987	659,398
	Changhae Ethanol Co., Ltd.	1,942	23,316
*	Charm Engineering Co., Ltd.	3,643	5,104
	Cheil Worldwide, Inc.	16,146	340,114
	Chemtronics Co., Ltd.	3,086	61,746
	Chinyang Holdings Corp.	4,663	13,440
	Chong Kun Dang Pharmaceutical Corp.	2,048	231,847
	Chongkundang Holdings Corp.	933	81,618
*	CHOROKBAEM Co Co., Ltd.	7,354	10,378
*	Chorokbaem Media Co., Ltd.	12,105	27,150
	Chosun Refractories Co., Ltd.	607	47,852
	Chunbo Co., Ltd.	147	28,905
	Chungdahm Learning, Inc.	1,652	48,974
	CJ CheilJedang Corp.	2,828	1,149,728
	CJ Corp.	7,712	657,508
	CJ ENM Co., Ltd.	3,540	502,763
*	CJ Freshway Corp.	1,953	57,723
*	CJ Logistics Corp.	2,428	371,573
*	CJ Seafood Corp.	3,844	15,668
	CKD Bio Corp.	411	20,335
	Classys, Inc.	4,375	84,332
	Clean & Science Co., Ltd.	2,425	48,174
	CLIO Cosmetics Co., Ltd.	1,113	21,625
*	Cloud Air Co., Ltd.	7,725	14,635
*	CMG Pharmaceutical Co., Ltd.	5,872	24,655
	Com2uSCorp	1,763	174,518
*	Comtec Systems Co., Ltd.	9,826	11,334
*	Coreana Cosmetics Co., Ltd.	5,061	20,898
	Cosmax BTI, Inc.	1,192	18,286
*	Cosmax, Inc.	2,176	234,591
*	Cosmecca Korea Co., Ltd.	1,559	22,006
	Coway Co., Ltd.	6,767	504,018
	Coweaver Co., Ltd.	2,448	19,687
	Cowell Fashion Co., Ltd.	10,020	63,442
	Crown Confectionery Co., Ltd.	2,751	29,902
	CROWNHAITAI Holdings Co., Ltd.	3,919	38,633
*	CrystalGenomics, Inc.	5,410	36,156
	CS Wind Corp.	1,812	129,750
*	CTC BIO, Inc.	2,718	22,410
	Cuckoo Holdings Co., Ltd.	329	36,625
	Cuckoo Homesys Co., Ltd.	1,899	74,779
*	Curo Co., Ltd.	9,884	5,084
	D.I Corp.	8,697	68,440
	Dae Han Flour Mills Co., Ltd.	427	65,173
	Dae Hyun Co., Ltd.	8,440	20,608
	Dae Won Chemical Co., Ltd.	8,405	20,783
	Dae Won Kang Up Co., Ltd.	14,591	51,725
	Daea TI Co., Ltd.	7,559	46,744
	Daebongls Co., Ltd.	2,132	20,242
*	Daechang Co., Ltd.	20,114	45,106
	Daedong Corp.	8,532	92,497
	Daeduck Co., Ltd.	2,930	19,806

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daeduck Electronics Co., Ltd.	5,064	$68,809
*	Daehan New Pharm Co., Ltd.	3,512	34,522
	Daehan Steel Co., Ltd.	6,129	116,449
	Daejoo Electronic Materials Co., Ltd.	743	37,256
	Daekyo Co., Ltd.	7,575	31,471
	Daelim B&Co Co., Ltd.	2,743	20,070
*	Daemyung Sonoseason Co., Ltd.	12,905	16,959
	Daesang Corp.	7,766	183,401
	Daesang Holdings Co., Ltd.	8,332	80,859
	Daesung Holdings Co., Ltd.	1,493	49,615
*	Daesung Industrial Co., Ltd.	7,052	30,315
*	Daewon Media Co., Ltd.	1,500	44,666
	Daewon Pharmaceutical Co., Ltd.	3,602	49,548
	Daewon San Up Co., Ltd.	5,358	38,976
*	Daewoo Engineering & Construction Co., Ltd.	56,688	367,364
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	9,350	264,836
	Daewoong Co., Ltd.	2,635	84,858
	Daewoong Pharmaceutical Co., Ltd.	133	19,751
	Daihan Pharmaceutical Co., Ltd.	2,113	59,509
	Daishin Securities Co., Ltd.	13,391	208,778
*	Danal Co., Ltd.	5,161	33,715
	Danawa Co., Ltd.	1,195	31,273
	Daou Data Corp.	5,188	63,971
	Daou Technology, Inc.	9,243	214,846
*	Dasan Networks, Inc.	3,438	29,702
	Dawonsys Co., Ltd.	2,025	33,385
*	Dayou Plus Co., Ltd.	39,586	50,754
	DB Financial Investment Co., Ltd.	14,665	86,821
	DB HiTek Co., Ltd.	19,108	1,016,889
	DB Insurance Co., Ltd.	24,548	1,219,665
*	DB, Inc.	34,307	37,216
	Dentium Co., Ltd.	1,517	95,363
	Deutsch Motors, Inc.	7,502	57,589
*	Development Advance Solution Co., Ltd.	4,645	26,146
	DGB Financial Group, Inc.	68,258	559,792
	DHP Korea Co., Ltd.	2,807	19,440
	DI Dong Il Corp.	660	173,355
	Digital Chosun Co., Ltd.	7,564	24,985
	Digital Daesung Co., Ltd.	6,546	50,152
	Digital Power Communications Co., Ltd.	7,186	82,289
*	DIO Corp.	2,305	98,102
	DL Construction Co., Ltd.	1,716	50,030
*	DL E&C Co., Ltd.	5,563	709,227
	DL Holdings Co., Ltd.	4,437	304,895
	DMS Co., Ltd.	5,594	40,775
	DNF Co., Ltd.	1,532	39,858
	Dohwa Engineering Co., Ltd.	2,214	17,438
	Dong A Eltek Co., Ltd.	3,336	36,297
	Dong Ah Tire & Rubber Co., Ltd.	1,575	16,863
	Dong-A ST Co., Ltd.	1,625	115,557
	Dong-Ah Geological Engineering Co., Ltd.	4,456	82,806
*	Dongbang Transport Logistics Co., Ltd.	3,851	21,163
	Dongbu Corp.	2,681	33,156
	Dongil Industries Co., Ltd.	605	57,383
#	Dongjin Semichem Co., Ltd.	16,117	410,842
	DongKook Pharmaceutical Co., Ltd.	5,555	121,919
	Dongkuk Industries Co., Ltd.	8,871	29,446
	Dongkuk Steel Mill Co., Ltd.	27,545	508,435
	Dongkuk Structures & Construction Co., Ltd.	3,477	18,497

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsuh Cos., Inc.	3,025	$79,833
	Dongsung Chemical Co., Ltd.	10,932	57,670
	Dongsung Finetec Co., Ltd.	1,660	17,688
	Dongwha Pharm Co., Ltd.	5,010	63,994
	Dongwon Development Co., Ltd.	24,409	136,807
	Dongwon F&B Co., Ltd.	498	96,053
	Dongwon Industries Co., Ltd.	849	179,393
	Dongwon Systems Corp.	2,464	92,491
	Dongyang E&P, Inc.	2,542	40,357
*	Dongyang Steel Pipe Co., Ltd.	20,607	32,831
*	Doosan Bobcat, Inc.	13,506	542,519
	Doosan Co., Ltd.	3,050	256,997
#*	Doosan Fuel Cell Co., Ltd.	11,530	492,814
*	Doosan Heavy Industries & Construction Co., Ltd.	40,299	762,201
*	Doosan Infracore Co., Ltd.	15,039	211,239
	DoubleUGames Co., Ltd.	3,082	163,224
	Douzone Bizon Co., Ltd.	5,418	394,513
	Dreamtech Co., Ltd.	2,284	25,254
*	DSK Co., Ltd.	1,748	16,296
	DTR Automotive Corp.	1,827	63,423
*	Duksan Neolux Co., Ltd.	948	50,531
	Duksung Co., Ltd.	1,268	25,221
	DY Corp.	6,599	32,934
	DY POWER Corp.	2,787	40,792
	E1 Corp.	816	39,709
	Easy Bio, Inc.	3,339	19,630
	Easy Holdings Co., Ltd.	13,163	58,997
	eBEST Investment & Securities Co., Ltd.	9,868	75,856
	Echo Marketing, Inc.	3,042	66,810
	Ecopro Co., Ltd.	2,091	131,030
*	Ecopro HN Co., Ltd.	1,712	159,108
	e-Credible Co., Ltd.	909	16,483
*	Ehwa Technologies Information Co., Ltd.	16,413	32,658
	Elentec Co., Ltd.	4,988	31,711
	E-MART, Inc.	4,956	726,930
*	EM-Tech Co., Ltd.	2,205	40,678
	ENF Technology Co., Ltd.	4,799	143,044
	Eo Technics Co., Ltd.	464	46,786
	Estechpharma Co., Ltd.	3,921	41,158
	Eugene Corp.	21,899	102,203
	Eugene Investment & Securities Co., Ltd.	37,902	132,315
	Eusu Holdings Co., Ltd.	5,910	33,108
*	E-World	4,605	13,722
*	Exax, Inc.	7,736	16,115
*	F&F Co., Ltd.	957	499,289
	F&F Holdings Co., Ltd.	966	31,353
	Farmsco	7,465	46,792
	FarmStory Co., Ltd.	18,064	43,044
	Fila Holdings Corp.	14,259	648,094
	Fine Semitech Corp.	5,935	137,063
*	Foosung Co., Ltd.	6,835	78,667
*	G.U.ON Co., Ltd.	4,452	1,633
	Gabia, Inc.	1,782	24,875
*	Gamevil, Inc.	1,143	35,156
	Gaon Cable Co., Ltd.	1,018	30,488
*	Gemvaxlink Co., Ltd.	21,178	32,188
*	Genie Music Corp.	1,314	7,144
	Global Standard Technology Co., Ltd.	1,378	36,197
*	GMB Korea Corp.	3,121	18,494

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GOLFZON Co., Ltd.	1,071	$140,150
	Golfzon Newdin Holdings Co., Ltd.	8,068	64,521
*	Grand Korea Leisure Co., Ltd.	4,717	65,312
	Green Cross Corp.	321	81,671
	Green Cross Holdings Corp.	3,218	88,330
	GS Engineering & Construction Corp.	19,090	732,182
*	GS Global Corp.	25,862	61,028
	GS Holdings Corp.	20,440	760,986
	GS Retail Co., Ltd.	13,922	427,594
	Gwangju Shinsegae Co., Ltd.	369	59,549
	HAESUNG DS Co., Ltd.	3,675	140,342
	Haitai Confectionery & Foods Co., Ltd.	1,576	13,996
	Halla Corp.	15,710	76,534
	Halla Holdings Corp.	3,614	144,740
	Han Kuk Carbon Co., Ltd.	6,920	69,960
	Hana Financial Group, Inc.	48,169	1,817,350
*	Hana Micron, Inc.	9,900	135,400
	Hana Pharm Co., Ltd.	617	11,545
*	Hanall Biopharma Co., Ltd.	1,578	30,513
	HanChang Paper Co., Ltd.	12,050	25,809
*	Hancom MDS, Inc.	1,135	22,551
*	Hancom, Inc.	4,132	84,660
	Handok, Inc.	2,498	57,952
	Handsome Co., Ltd.	4,070	138,793
	Hanil Holdings Co., Ltd.	2,270	26,569
	Hanil Hyundai Cement Co., Ltd.	369	11,747
*	Hanjin Heavy Industries & Construction Co., Ltd.	4,884	33,995
*	Hanjin Kal Corp.	186	10,513
	Hanjin Transportation Co., Ltd.	3,824	135,874
	Hankook Shell Oil Co., Ltd.	239	56,952
	Hankook Tire & Technology Co., Ltd.	25,389	1,068,632
	Hanmi Pharm Co., Ltd.	231	64,321
	Hanmi Science Co., Ltd.	500	31,140
	Hanmi Semiconductor Co., Ltd.	5,477	174,862
	HanmiGlobal Co., Ltd.	1,679	16,375
	Hanon Systems	21,775	296,078
*	Hans Biomed Corp.	730	10,237
	Hansae Co., Ltd.	1,193	21,788
	Hansae Yes24 Holdings Co., Ltd.	4,792	46,061
	Hanshin Construction	4,822	96,497
	Hanshin Machinery Co.	7,006	23,069
	Hansol Chemical Co., Ltd.	2,668	621,233
	Hansol Holdings Co., Ltd.	13,497	51,546
*	Hansol HomeDeco Co., Ltd.	16,336	32,992
	Hansol Paper Co., Ltd.	11,693	162,848
*	Hansol Technics Co., Ltd.	10,714	77,317
	Hanssem Co., Ltd.	811	84,720
	Hanwha Aerospace Co., Ltd.	9,918	447,387
	Hanwha Corp.	10,651	276,736
*	Hanwha General Insurance Co., Ltd.	35,527	142,983
*	Hanwha Investment & Securities Co., Ltd.	57,776	232,000
	Hanwha Life Insurance Co., Ltd.	100,853	297,908
*	Hanwha Solutions Corp.	31,824	1,082,982
	Hanyang Eng Co., Ltd.	4,895	72,037
	Hanyang Securities Co., Ltd.	4,400	60,468
*	Harim Co., Ltd.	15,284	42,225
	Harim Holdings Co., Ltd.	17,304	147,499
	HB Technology Co., Ltd.	6,750	18,281
	HDC Holdings Co., Ltd.	1,910	20,281

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HDC Hyundai Development Co. Engineering & Construction, Class E	2,416	$65,312
	HDC Hyundai Engineering Plastics Co., Ltd.	4,188	21,486
*	Heung-A Shipping Co., Ltd.	7,984	1,343
*	Heungkuk Fire & Marine Insurance Co., Ltd.	30,824	111,057
	HIMS Co., Ltd.	1,730	16,657
	Hite Jinro Co., Ltd.	3,735	111,957
	Hitejinro Holdings Co., Ltd.	5,594	74,069
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	57,569
*	HLB Life Science Co., Ltd.	3,935	35,955
*	HLB, Inc.	2,624	82,382
	HLscience Co., Ltd.	680	23,558
#*	HMM Co., Ltd.	14,297	498,052
*	HNT Electronics Co., Ltd.	9,956	3,116
*	Homecast Co., Ltd.	5,319	18,290
	Hotel Shilla Co., Ltd.	744	60,550
	HS Industries Co., Ltd.	26,890	171,595
*	HSD Engine Co., Ltd.	4,327	32,039
	Huchems Fine Chemical Corp.	3,651	77,904
*	Hugel, Inc.	303	63,141
	Humedix Co., Ltd.	764	22,278
*	Huneed Technologies	3,729	24,134
#	Huons Co., Ltd.	2,194	115,713
	Huons Global Co., Ltd.	2,297	130,335
	Huvis Corp.	5,615	57,653
	Huvitz Co., Ltd.	2,773	22,854
	Hwa Shin Co., Ltd.	11,774	100,837
	Hwacheon Machine Tool Co., Ltd.	773	24,906
*	Hwail Pharm Co., Ltd.	4,440	13,907
	Hwangkum Steel & Technology Co., Ltd.	4,237	36,795
	Hwaseung Corp Co., Ltd.	14,250	39,692
	Hwaseung Enterprise Co., Ltd.	4,866	68,568
*	Hwaseung R&A Co., Ltd.	5,408	30,215
	HwaSung Industrial Co., Ltd.	3,868	43,426
	Hy-Lok Corp.	2,141	32,164
*	Hyosung Advanced Materials Corp.	1,225	655,884
*	Hyosung Chemical Corp.	872	298,201
	Hyosung Corp.	1,727	184,166
*	Hyosung Heavy Industries Corp.	338	23,037
	Hyosung TNC Corp.	1,183	917,627
	Hyundai Bioland Co., Ltd.	1,295	23,862
	Hyundai BNG Steel Co., Ltd.	4,399	85,802
*	Hyundai Construction Equipment Co., Ltd.	5,034	248,069
	Hyundai Corp Holdings, Inc.	2,677	34,902
	Hyundai Corp.	3,245	55,325
	Hyundai Department Store Co., Ltd.	4,872	339,386
*	Hyundai Electric & Energy System Co., Ltd.	5,670	116,243
	Hyundai Elevator Co., Ltd.	3,810	179,107
	Hyundai Engineering & Construction Co., Ltd.	16,809	800,580
	Hyundai Ezwel Co., Ltd.	2,550	27,104
	Hyundai Futurenet Co., Ltd.	19,724	78,991
	Hyundai Glovis Co., Ltd.	6,371	1,079,761
	Hyundai Greenfood Co., Ltd.	14,906	130,476
	Hyundai Heavy Industries Holdings Co., Ltd.	10,247	611,144
	Hyundai Home Shopping Network Corp.	2,773	196,128
	Hyundai HT Co., Ltd.	3,896	34,285
	Hyundai Livart Furniture Co., Ltd.	5,250	88,937
	Hyundai Marine & Fire Insurance Co., Ltd.	34,740	783,784
*	Hyundai Mipo Dockyard Co., Ltd.	9,112	665,965
	Hyundai Mobis Co., Ltd.	7,075	1,643,770

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Motor Co.	8,649	$1,646,034
	Hyundai Motor Securities Co., Ltd.	8,272	91,876
	Hyundai Pharmaceutical Co., Ltd.	2,593	14,800
*	Hyundai Rotem Co., Ltd.	4,390	95,047
	Hyundai Steel Co.	22,549	1,060,716
	Hyundai Wia Corp.	6,863	585,801
	HyVision System, Inc.	1,431	23,332
	ICD Co., Ltd.	3,937	51,610
	IDIS Holdings Co., Ltd.	2,459	29,948
*	IHQ, Inc.	12,621	20,154
*	Il Dong Pharmaceutical Co., Ltd.	1,280	16,956
	Iljin Diamond Co., Ltd.	562	23,148
	Iljin Electric Co., Ltd.	4,435	24,962
	Iljin Holdings Co., Ltd.	11,581	60,060
	Iljin Materials Co., Ltd.	927	64,923
	Ilshin Spinning Co., Ltd.	489	42,487
	Ilsung Pharmaceuticals Co., Ltd.	145	10,364
	Ilyang Pharmaceutical Co., Ltd.	980	28,626
	iMarketKorea, Inc.	6,839	71,716
	InBody Co., Ltd.	2,830	71,709
	Industrial Bank of Korea	67,328	602,401
*	Infinity NT Co., Ltd.	21,844	6,929
	INITECH Co., Ltd.	3,505	22,305
	Innocean Worldwide, Inc.	1,424	76,032
	InnoWireless, Inc.	675	27,641
*	Innox Advanced Materials Co., Ltd.	1,478	91,562
*	Insun ENT Co., Ltd.	3,661	40,002
	Intelligent Digital Integrated Security Co., Ltd.	481	10,652
*	Interflex Co., Ltd.	2,858	35,445
	Interojo Co., Ltd.	2,322	60,513
	Interpark Corp.	22,058	162,040
	INTOPS Co., Ltd.	5,178	127,967
	INZI Display Co., Ltd.	5,664	15,813
*	Iones Co., Ltd.	3,514	29,145
	IS Dongseo Co., Ltd.	6,257	297,239
	i-SENS, Inc.	1,688	47,645
	ISU Chemical Co., Ltd.	3,121	32,056
*	IsuPetasys Co., Ltd.	6,230	20,214
	It's Hanbul Co., Ltd.	1,087	23,530
*	Jahwa Electronics Co., Ltd.	3,674	63,396
	JASTECH, Ltd.	1,642	11,291
*	Jayjun Cosmetic Co., Ltd.	10,720	17,557
	JB Financial Group Co., Ltd.	68,101	457,693
	JC Hyun System, Inc.	1,892	13,227
*	Jcontentree Corp.	611	25,887
*	Jeju Semiconductor Corp.	6,082	30,797
	Jinro Distillers Co., Ltd.	496	13,949
	Jinsung T.E.C.	1,925	21,005
	JLS Co., Ltd.	2,834	17,622
*	JNK Heaters Co., Ltd.	4,478	25,886
*	JNTC Co., Ltd.	1,367	11,429
*	Jusung Engineering Co., Ltd.	5,820	72,250
	JVM Co., Ltd.	732	11,013
	JW Holdings Corp.	2,801	10,808
	JW Life Science Corp.	3,481	55,605
	JW Pharmaceutical Corp.	627	15,762
	JYP Entertainment Corp.	10,173	354,652
	Kakao Corp.	2,411	308,644
*	Kanglim Co., Ltd.	6,120	22,669

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kangnam Jevisco Co., Ltd.	1,448	$39,866
*	Kangwon Land, Inc.	12,078	271,607
	KAON Media Co., Ltd.	3,954	60,888
	KB Financial Group, Inc.	49,768	2,210,489
*	KB Financial Group, Inc., ADR	1,286	56,957
	KC Co., Ltd.	3,354	73,320
	KC Green Holdings Co., Ltd.	5,906	32,884
	KC Tech Co., Ltd.	2,445	60,812
	KCC Corp.	1,374	424,622
	KCC Engineering & Construction Co., Ltd.	3,099	27,501
	KCC Glass Corp.	3,384	218,972
*	KEC Corp.	14,505	29,439
	KEPCO Engineering & Construction Co., Inc.	1,021	47,321
	KEPCO Plant Service & Engineering Co., Ltd.	3,807	141,175
*	KEYEAST Co., Ltd.	1,642	20,678
	KG Chemical Corp.	623	20,855
	Kginicis Co., Ltd.	4,395	82,639
	KGMobilians Co., Ltd.	4,597	42,016
*	KH Electron Co., Ltd.	15,024	13,798
*	KH FEELUX Co., Ltd.	21,961	62,491
*	KH Vatec Co., Ltd.	1,405	26,930
	Kia Corp.	35,762	2,611,721
	KINX, Inc.	620	34,162
	KISCO Corp.	6,754	55,735
	KISCO Holdings Co., Ltd.	3,626	66,218
	KISWIRE, Ltd.	2,991	64,836
	KIWOOM Securities Co., Ltd.	5,112	525,160
#*	KMW Co., Ltd.	2,169	100,363
	Kocom Co., Ltd.	2,542	18,083
	Koentec Co., Ltd.	5,183	41,635
	Koh Young Technology, Inc.	5,440	115,712
	Kolmar BNH Co., Ltd.	3,110	129,256
	Kolmar Korea Co., Ltd.	1,416	67,549
	Kolmar Korea Holdings Co., Ltd.	2,620	66,140
	Kolon Corp.	2,068	55,064
	Kolon Global Corp.	2,247	47,428
	Kolon Industries, Inc.	8,158	574,586
*	Kolon Plastic, Inc.	1,808	11,716
	KoMiCo, Ltd.	1,570	89,095
	Korea Aerospace Industries, Ltd.	8,473	239,110
	Korea Alcohol Industrial Co., Ltd.	4,299	51,831
	Korea Asset In Trust Co., Ltd.	32,495	128,551
	Korea Cast Iron Pipe Industries Co., Ltd.	2,701	23,970
*	Korea Circuit Co., Ltd.	4,852	64,180
	Korea District Heating Corp.	936	34,472
	Korea Electric Power Corp.	12,674	274,705
	Korea Electric Terminal Co., Ltd.	1,644	135,425
	Korea Export Packaging Industrial Co., Ltd.	855	20,778
*	Korea Gas Corp.	5,196	162,660
	Korea Investment Holdings Co., Ltd.	13,385	1,118,396
*	Korea Line Corp.	66,690	179,848
#	Korea Petrochemical Ind Co., Ltd.	1,452	321,874
	Korea Real Estate Investment & Trust Co., Ltd.	38,971	74,628
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	8,303	943,382
	Korea United Pharm, Inc.	846	39,185
	Korea Zinc Co., Ltd.	2,174	1,035,006
*	Korean Air Lines Co., Ltd.	58,730	1,524,195
	Korean Reinsurance Co.	30,368	251,685
	Kortek Corp.	4,073	36,482

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	KPM Tech Co., Ltd.	8,705	$22,809
	KPX Chemical Co., Ltd.	807	44,934
	KSS LINE, Ltd.	6,720	69,021
*	KT Alpha Co., Ltd.	4,017	34,948
	KT Corp., Sponsored ADR	2,500	35,975
	KT Corp.	2,588	76,027
	KT Skylife Co., Ltd.	13,595	129,092
	KT Submarine Co., Ltd.	4,890	30,677
	KT&G Corp.	16,321	1,168,417
	KTB Investment & Securities Co., Ltd.	22,459	147,712
	KTCS Corp.	8,939	24,150
	Ktis Corp.	7,637	19,014
	Kukbo Design Co., Ltd.	1,117	21,817
	Kukdo Chemical Co., Ltd.	1,153	95,243
	Kukdong Corp.	7,096	21,822
#	Kumho Petrochemical Co., Ltd.	8,905	1,577,483
*	Kumho Tire Co., Inc.	25,262	147,011
	KUMHOE&C Co., Ltd.	5,409	58,875
	Kumkang Kind Co., Ltd.	6,650	48,297
	Kwang Dong Pharmaceutical Co., Ltd.	11,146	85,796
	Kwang Myung Electric Co., Ltd.	8,801	26,743
	Kyeryong Construction Industrial Co., Ltd.	3,546	101,021
	Kyobo Securities Co., Ltd.	7,247	53,879
	Kyongbo Pharmaceutical Co., Ltd.	2,380	27,691
	Kyung Dong Navien Co., Ltd.	1,287	82,442
	Kyungbang Co., Ltd.	4,750	56,199
	KyungDong City Gas Co., Ltd.	710	14,629
	Kyungdong Pharm Co., Ltd.	4,514	40,879
	Kyung-In Synthetic Corp.	5,514	32,680
	LB Semicon, Inc.	13,039	151,165
	Leadcorp, Inc. (The)	7,183	57,417
	LEENO Industrial, Inc.	2,474	385,080
*	Leenos Corp.	5,667	7,565
	LF Corp.	8,861	142,161
	LG Chem, Ltd.	1,521	1,117,180
	LG Corp.	10,721	878,657
#*	LG Display Co., Ltd., ADR	7,000	66,710
#*	LG Display Co., Ltd.	77,456	1,488,251
	LG Electronics, Inc.	46,957	6,432,126
	LG HelloVision Co., Ltd.	18,251	115,517
	LG Household & Health Care, Ltd.	705	893,256
	LG Innotek Co., Ltd.	5,382	1,063,823
	LG Uplus Corp.	102,528	1,298,414
	LIG Nex1 Co., Ltd.	2,825	105,371
	LMS Co., Ltd.	1,405	13,521
*	Lock & Lock Co., Ltd.	4,679	53,925
	LOT Vacuum Co., Ltd.	2,233	33,186
	Lotte Chemical Corp.	4,857	1,095,959
	Lotte Chilsung Beverage Co., Ltd.	1,425	179,600
	Lotte Confectionery Co., Ltd.	504	62,205
	Lotte Corp.	5,392	177,027
*	Lotte Data Communication Co.	596	21,344
	LOTTE Fine Chemical Co., Ltd.	7,901	498,563
	Lotte Food Co., Ltd.	170	64,764
	LOTTE Himart Co., Ltd.	4,537	140,761
*	Lotte Non-Life Insurance Co., Ltd.	18,622	29,986
#	Lotte Shopping Co., Ltd.	3,430	320,946
	LS Cable & System Asia, Ltd.	2,218	17,476
	LS Corp.	4,515	285,732

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LS Electric Co., Ltd.	5,025	$284,076
*	Lumens Co., Ltd.	13,126	15,308
*	Lutronic Corp.	2,412	34,941
*	LVMC Holdings	22,015	66,388
	LX Hausys, Ltd.	2,888	250,987
*	LX Holdings Corp.	5,199	47,234
	LX International Corp.	14,844	399,327
	LX Semicon Co., Ltd.	1,734	180,998
	Macquarie Korea Infrastructure Fund	35,514	379,766
	Maeil Dairies Co., Ltd.	1,216	81,055
	Maeil Holdings Co., Ltd.	3,729	34,049
*	Mando Corp.	8,012	430,717
*	Maniker Co., Ltd.	38,370	22,635
#	Mcnex Co., Ltd.	7,768	320,373
	ME2ON Co., Ltd.	7,916	43,623
	Mediana Co., Ltd.	1,128	13,211
*	Medipost Co., Ltd.	780	19,939
	Medy-Tox, Inc.	780	137,245
	MegaStudy Co., Ltd.	3,852	46,468
	MegaStudyEdu Co., Ltd.	5,139	355,659
	Meritz Financial Group, Inc.	13,458	294,082
	Meritz Fire & Marine Insurance Co., Ltd.	29,045	644,774
	Meritz Securities Co., Ltd.	107,207	458,164
	Mi Chang Oil Industrial Co., Ltd.	191	13,822
*	MiCo, Ltd.	14,070	169,984
	Minwise Co., Ltd.	2,233	40,066
	Mirae Asset Life Insurance Co., Ltd.	44,124	156,564
	Mirae Asset Securities Co., Ltd.	80,684	627,651
	Mirae Asset Venture Investment Co., Ltd.	2,643	19,961
	Miwon Commercial Co., Ltd.	265	48,407
	Miwon Specialty Chemical Co., Ltd.	850	131,390
	MK Electron Co., Ltd.	6,706	119,756
*	MNTech Co., Ltd.	7,262	28,887
	MOM'S TOUCH&Co.	9,267	37,712
	Moorim P&P Co., Ltd.	9,257	40,396
	Moorim Paper Co., Ltd.	10,458	28,962
	Motonic Corp.	2,447	23,796
	Mr Blue Corp.	3,539	32,334
	MS Autotech Co., Ltd.	5,769	33,944
	Muhak Co., Ltd.	6,177	43,858
	Multicampus Co., Ltd.	681	23,904
	Nam Hwa Construction Co., Ltd.	881	9,819
	Namhae Chemical Corp.	8,559	93,920
*	Namsun Aluminum Co., Ltd.	2,629	9,619
	Namyang Dairy Products Co., Ltd.	154	80,921
*	NanoenTek, Inc.	2,240	15,881
	Nasmedia Co., Ltd.	1,093	38,485
	NAVER Corp.	1,571	592,112
	NCSoft Corp.	531	380,846
*	NDFOS Co., Ltd.	2,707	24,358
	NeoPharm Co., Ltd.	1,610	44,315
*	Neowiz	2,740	61,945
*	Neowiz Holdings Corp.	1,733	43,577
*	NEPES Corp.	4,262	141,191
	Netmarble Corp.	462	55,766
	Nexen Corp.	11,324	50,262
	Nexen Tire Corp.	18,390	148,316
	NH Investment & Securities Co., Ltd.	42,056	465,136
*	NHN Corp.	3,486	234,066

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	NHN KCP Corp.	4,122	$189,052
	NICE Holdings Co., Ltd.	9,644	156,505
	Nice Information & Telecommunication, Inc.	3,138	92,514
	NICE Information Service Co., Ltd.	13,197	275,441
	NICE Total Cash Management Co., Ltd.	8,267	53,019
*	NK Co., Ltd.	23,922	25,622
	Nong Shim Holdings Co., Ltd.	1,008	69,600
	Nong Woo Bio Co., Ltd.	2,704	33,049
	NongShim Co., Ltd.	1,064	304,261
	Noroo Holdings Co., Ltd.	946	11,647
	NOROO Paint & Coatings Co., Ltd.	2,394	25,105
	NPC	3,679	18,562
	NS Shopping Co., Ltd.	4,103	43,535
*	NuriFlex Co., Ltd.	433	3,274
*	OCI Co., Ltd.	5,236	519,500
	Opto Device Technology Co., Ltd.	4,785	32,136
	OptoElectronics Solutions Co., Ltd.	1,454	52,776
*	OPTRON-TEC, Inc.	3,754	28,058
	Orion Corp.	660	67,444
	Orion Holdings Corp.	10,473	153,038
	Osstem Implant Co., Ltd.	3,792	426,669
*	Osung Advanced Materials Co., Ltd.	8,492	24,285
	Ottogi Corp.	337	157,853
	Paik Kwang Industrial Co., Ltd.	8,901	54,277
	Pan Ocean Co., Ltd.	91,797	603,603
*	Pan-Pacific Co., Ltd.	10,094	20,587
#*	Paradise Co., Ltd.	9,127	133,160
	Partron Co., Ltd.	14,316	127,289
*	Pearl Abyss Corp.	4,500	289,734
	PharmaResearch Co., Ltd.	626	48,420
*	Pharmicell Co., Ltd.	3,390	49,520
	PI Advanced Materials Co., Ltd.	4,953	230,411
#	Poongsan Corp.	9,909	332,147
	Poongsan Holdings Corp.	3,033	73,910
	POSCO, Sponsored ADR	8,667	684,606
	POSCO	7,327	2,330,401
	POSCO Chemical Co., Ltd.	274	36,774
	Posco International Corp.	26,084	587,406
	Posco M-Tech Co., Ltd.	2,526	19,220
*	Power Logics Co., Ltd.	10,381	78,698
	Protec Co., Ltd.	659	15,734
	PSK, Inc.	2,521	93,159
	Pulmuone Co., Ltd.	7,670	129,512
	Pungkuk Alcohol Industry Co., Ltd.	731	12,060
	Pyeong Hwa Automotive Co., Ltd.	4,745	45,088
*	Redrover Co., Ltd.	7,782	2,321
	RFHIC Corp.	1,003	32,136
	S Net Systems, Inc.	3,025	19,792
*	S.Y. Co., Ltd.	4,807	17,221
	S-1 Corp.	4,169	292,087
	Sajo Industries Co., Ltd.	1,127	67,914
	Sajodaerim Corp.	2,063	48,162
*	Sam Chun Dang Pharm Co., Ltd.	913	44,605
	Sam Young Electronics Co., Ltd.	5,658	64,974
	Sam Yung Trading Co., Ltd.	3,582	50,752
	Sambo Corrugated Board Co., Ltd.	727	10,174
*	Sambo Motors Co., Ltd.	5,206	30,546
*	Sambu Engineering & Construction Co., Ltd.	7,843	23,605
	Samchully Co., Ltd.	644	50,259

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samchuly Bicycle Co., Ltd.	2,503	$27,124
	Samho Development Co., Ltd.	8,173	43,441
	SAMHWA Paints Industrial Co., Ltd.	2,439	23,983
	Samick Musical Instruments Co., Ltd.	18,322	30,104
	Samji Electronics Co., Ltd.	3,286	38,223
	Samjin LND Co., Ltd.	8,627	27,843
	Samjin Pharmaceutical Co., Ltd.	4,150	96,978
*	Samkee Corp.	9,415	38,334
*	Sammok S-Form Co., Ltd.	1,379	18,001
#	SAMPYO Cement Co., Ltd.	17,261	84,409
*	Samsung Biologics Co., Ltd.	88	68,083
	Samsung C&T Corp.	9,875	1,216,457
	Samsung Card Co., Ltd.	7,651	233,001
	Samsung Electro-Mechanics Co., Ltd.	8,574	1,432,077
	Samsung Electronics Co., Ltd.	661,530	45,206,573
*	Samsung Engineering Co., Ltd.	42,242	858,733
	Samsung Fire & Marine Insurance Co., Ltd.	7,890	1,471,863
*	Samsung Heavy Industries Co., Ltd.	110,233	626,754
	Samsung Life Insurance Co., Ltd.	8,967	588,380
*	Samsung Pharmaceutical Co., Ltd.	3,396	21,550
	Samsung Publishing Co., Ltd.	1,330	48,131
	Samsung SDI Co., Ltd.	623	402,171
	Samsung SDS Co., Ltd.	1,616	256,743
	Samsung Securities Co., Ltd.	18,684	719,825
	SAMT Co., Ltd.	23,178	85,090
	Samwha Capacitor Co., Ltd.	3,391	179,624
	Samyang Corp.	1,345	74,467
	Samyang Foods Co., Ltd.	1,333	106,399
	Samyang Holdings Corp.	1,645	155,784
	Samyang Tongsang Co., Ltd.	608	41,151
*	Sangsangin Co., Ltd.	15,541	105,092
	Sangsin Energy Display Precision Co., Ltd.	2,886	41,651
	SaraminHR Co., Ltd.	2,179	93,770
	SAVEZONE I&C Corp.	7,852	24,437
*	SBS Media Holdings Co., Ltd.	8,772	17,064
*	SBW	106,312	75,160
*	S-Connect Co., Ltd.	9,219	17,099
*	SDN Co., Ltd.	6,167	16,244
	Seah Besteel Corp.	6,421	175,381
	SeAH Steel Corp.	668	61,682
	SeAH Steel Holdings Corp.	745	50,702
	Sebang Co., Ltd.	5,642	65,113
	Sebang Global Battery Co., Ltd.	3,462	263,373
#	Seegene, Inc.	8,410	512,925
	Sejong Industrial Co., Ltd.	5,251	44,310
*	Sejong Telecom, Inc.	135,194	81,127
*	Sekonix Co., Ltd.	4,279	17,968
	S-Energy Co., Ltd.	4,248	17,790
	Seobu T&D	13,665	104,125
	Seohan Co., Ltd.	37,879	69,379
*	Seojin System Co., Ltd.	2,108	76,184
	Seoul Semiconductor Co., Ltd.	10,202	163,581
*	Seowon Co., Ltd.	6,530	17,356
	SEOWONINTECH Co., Ltd.	3,132	20,227
	Seoyon Co., Ltd.	5,803	83,131
	Seoyon E-Hwa Co., Ltd.	6,608	45,938
*	Sewon E&C Co., Ltd.	38,948	35,405
	SEWOONMEDICAL Co., Ltd.	3,757	16,998
	SFA Engineering Corp.	6,220	220,061

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SFA Semicon Co., Ltd.	20,791	$129,634
*	SG Corp.	32,481	23,315
	SGC e Tec E&C Co., Ltd.	661	42,551
*	SH Energy & Chemical Co., Ltd.	26,194	25,417
	Shin Poong Pharmaceutical Co., Ltd.	491	27,103
	Shindaeyang Paper Co., Ltd.	852	71,811
	Shinhan Financial Group Co., Ltd.	56,542	1,916,377
*	Shinhan Financial Group Co., Ltd., ADR	2,400	80,904
	Shinsegae Engineering & Construction Co., Ltd.	1,276	49,749
	Shinsegae Food Co., Ltd.	604	51,382
	Shinsegae Information & Communication Co., Ltd.	116	19,784
	Shinsegae International, Inc.	326	55,102
	Shinsegae, Inc.	2,377	550,455
#*	Shinsung Tongsang Co., Ltd.	23,223	80,711
	Shinwha Intertek Corp.	10,450	33,846
*	Shinwon Corp.	22,158	44,096
	Shinyoung Securities Co., Ltd.	2,250	125,960
*	SHOWBOX Corp.	6,200	23,482
*	Signetics Corp.	17,051	27,347
	SIGONG TECH Co., Ltd.	2,357	15,718
	Silla Co., Ltd.	3,447	38,190
	SIMMTECH Co., Ltd.	13,854	299,573
	SIMPAC, Inc.	9,536	58,118
*	Sindoh Co., Ltd.	2,160	60,064
	Sinil Pharm Co., Ltd.	1,513	21,412
	SK Chemicals Co., Ltd.	826	170,439
	SK D&D Co., Ltd.	1,460	46,962
	SK Discovery Co., Ltd.	3,610	153,226
	SK Gas, Ltd.	479	48,598
	SK Hynix, Inc.	79,671	7,799,494
*	SK Innovation Co., Ltd.	3,688	813,649
	SK Materials Co., Ltd.	1,223	447,187
	SK Networks Co., Ltd.	72,535	390,863
	SK Securities Co., Ltd.	72,246	61,234
	SK Telecom Co., Ltd.	1,926	504,509
	SK, Inc.	4,564	1,065,156
	SKC Co., Ltd.	3,097	436,594
	SL Corp.	5,505	158,330
*	SM Entertainment Co., Ltd.	3,907	200,481
*	S-MAC Co., Ltd.	50,271	58,468
*	SMEC Co., Ltd.	5,759	10,481
	SNT Dynamics Co., Ltd.	5,786	54,110
	SNT Holdings Co., Ltd.	2,300	41,417
	SNT Motiv Co., Ltd.	4,395	234,948
*	SNU Precision Co., Ltd.	3,896	15,407
	S-Oil Corp.	2,498	213,291
*	Solborn, Inc.	4,032	24,393
	Solus Advanced Materials Co., Ltd.	5,623	293,752
	Songwon Industrial Co., Ltd.	7,973	134,056
	Soulbrain Co., Ltd.	1,008	298,489
*	Soulbrain Holdings Co., Ltd.	2,987	98,585
	SPC Samlip Co., Ltd.	717	51,638
	SPG Co., Ltd.	5,210	56,266
	Spigen Korea Co., Ltd.	885	41,624
	Ssangyong C&E Co., Ltd.	45,960	318,570
*	Studio Dragon Corp.	582	46,731
	Suheung Co., Ltd.	1,837	87,784
	Sun Kwang Co., Ltd.	1,942	81,805
*	SundayToz Corp.	801	15,827

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sung Kwang Bend Co., Ltd.	9,320	$79,226
*	Sungchang Enterprise Holdings, Ltd.	23,155	60,682
	Sungdo Engineering & Construction Co., Ltd.	5,057	28,891
	Sungshin Cement Co., Ltd.	6,391	64,847
	Sungwoo Hitech Co., Ltd.	18,816	107,899
	Sunjin Co., Ltd.	4,911	67,008
*	Suprema, Inc.	529	12,924
*	Synopex, Inc.	12,318	40,054
	Systems Technology, Inc.	1,656	24,648
	Tae Kyung Industrial Co., Ltd.	6,193	36,199
	Taekwang Industrial Co., Ltd.	130	126,855
	Taekyung BK Co., Ltd.	5,855	33,847
*	Taewoong Co., Ltd.	5,246	42,757
	Taeyoung Engineering & Construction Co., Ltd.	10,872	115,971
#*	Taihan Electric Wire Co., Ltd.	11,757	26,515
*	Taihan Fiberoptics Co., Ltd.	9,307	27,291
*	Taihan Textile Co., Ltd.	1,039	39,759
*	Tailim Packaging Co., Ltd.	6,595	28,553
	TechWing, Inc.	4,186	96,772
	TES Co., Ltd.	1,400	35,986
*	Theragen Etex Co., Ltd.	7,865	56,183
*	Thinkware Systems Corp.	2,160	29,841
*	TK Chemical Corp.	5,610	36,183
	TK Corp.	8,187	89,426
	Tokai Carbon Korea Co., Ltd.	1,461	247,741
	Tongyang Life Insurance Co., Ltd.	18,908	88,175
	Tongyang, Inc.	65,030	114,632
*	Top Engineering Co., Ltd.	3,089	22,873
	Toptec Co., Ltd.	4,568	44,969
*	Tovis Co., Ltd.	5,714	38,364
	TS Corp.	24,800	67,258
*	Tuksu Construction Co., Ltd.	2,724	32,022
*	TY Holdings Co., Ltd.	10,482	291,178
	Ubiquoss, Inc.	1,332	26,685
*	UIL Co., Ltd.	4,913	16,736
	Uju Electronics Co., Ltd.	1,734	42,051
	Uni-Chem Co., Ltd.	14,391	20,588
*	Unick Corp.	2,721	18,113
	Unid Co., Ltd.	2,127	218,453
	Union Semiconductor Equipment & Materials Co., Ltd.	6,126	78,715
	Uniquest Corp.	3,608	34,566
	Value Added Technology Co., Ltd.	2,552	79,945
	Viatron Technologies, Inc.	3,044	28,087
*	Vidente Co., Ltd.	7,120	64,259
	Vieworks Co., Ltd.	1,617	51,740
	Visang Education, Inc.	2,929	29,928
	Vitzrocell Co., Ltd.	1,842	26,707
*	Vivien Corp.	2,130	6,616
*	Webzen, Inc.	2,491	63,187
	Wemade Co., Ltd.	967	47,511
	Whanin Pharmaceutical Co., Ltd.	3,091	57,562
	Wiable Corp.	7,492	27,844
*	WillBes & Co. (The)	10,683	21,889
	Winix, Inc.	1,651	29,993
*	Winpac, Inc.	11,956	26,259
	Wins Co., Ltd.	1,377	20,499
	WiSoL Co., Ltd.	11,563	129,439
*	WIZIT Co., Ltd.	16,810	19,790
*	Wonik Holdings Co., Ltd.	19,365	103,133

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	WONIK IPS Co., Ltd.	1,805	$72,898
	Wonik Materials Co., Ltd.	2,336	70,009
*	Wonik Pne Co., Ltd.	1,805	37,359
*	Wonik QnC Corp.	1,340	36,008
	Woojin, Inc.	3,421	27,478
	Woongjin Thinkbig Co., Ltd.	5,585	19,915
*	Wooree Bio Co., Ltd.	4,964	22,752
	Woori Financial Capital Co., Ltd.	1,326	13,264
	Woori Financial Group, Inc.	129,530	1,221,263
	Woori Investment Bank Co., Ltd.	75,439	64,417
*	Woori Technology, Inc.	10,028	21,849
	Woorison F&G Co., Ltd.	11,019	24,748
	Woory Industrial Co., Ltd.	1,139	22,377
*	Woosu AMS Co., Ltd.	1,007	4,975
	WooSung Feed Co., Ltd.	632	20,101
*	Woowon Development Co., Ltd.	4,128	26,685
	Y G-1 Co., Ltd.	3,966	31,925
*	Y2 Solution	11,930	4,745
	YAS Co., Ltd.	821	11,435
*	Y-entec Co., Ltd.	1,858	23,611
*	YG Entertainment, Inc.	1,090	50,060
	YMC Co., Ltd.	1,408	10,149
	Yonwoo Co., Ltd.	1,289	29,063
	Yoosung Enterprise Co., Ltd.	3,387	10,808
	Youlchon Chemical Co., Ltd.	2,627	48,490
	Young Poong Corp.	186	110,811
	Young Poong Precision Corp.	5,214	46,959
	Youngone Corp.	8,569	296,902
	Youngone Holdings Co., Ltd.	1,902	76,465
	Yuanta Securities Korea Co., Ltd.	48,366	188,101
	Yuhan Corp.	4,247	227,674
*	Yungjin Pharmaceutical Co., Ltd.	4,287	20,634
	Zeus Co., Ltd.	1,235	28,575
	Zinus, Inc.	1,153	104,379
TOTAL SOUTH KOREA			192,903,581
SPAIN — (1.3%)
	Acciona SA	14,249	2,184,560
	Acerinox SA	47,638	636,815
	ACS Actividades de Construccion y Servicios SA	48,831	1,284,416
	Aedas Homes SA	478	14,484
*	Aena SME SA	3,317	528,221
	Alantra Partners SA	733	13,786
	Almirall SA	17,338	275,103
*	Amadeus IT Group SA	15,253	1,000,304
#*	Amper SA	289,548	59,132
	Applus Services SA	34,663	333,700
*	Atresmedia Corp. de Medios de Comunicacion SA	32,856	135,833
	Azkoyen SA	6,948	49,303
	Banco Bilbao Vizcaya Argentaria SA	450,377	2,883,076
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	169,289
*	Banco de Sabadell SA	2,392,489	1,663,376
	Banco Santander SA	1,143,717	4,189,611
*	Banco Santander SA	117,268	425,919
	Bankinter SA	184,374	1,007,249
	Befesa SA	982	77,103
	CaixaBank SA	776,045	2,304,783
	Cellnex Telecom SA	8,464	551,993
	Cia de Distribucion Integral Logista Holdings SA	24,479	527,668

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	CIE Automotive SA	19,308	$575,613
*	Construcciones y Auxiliar de Ferrocarriles SA	6,226	264,119
	Ebro Foods SA	24,428	495,696
*	eDreams ODIGEO SA	19,877	164,543
	Elecnor SA	10,479	128,078
#	Enagas SA	75,631	1,737,056
*	Ence Energia y Celulosa SA	51,136	158,061
	Endesa SA	40,319	979,373
*	Ercros SA	55,534	230,792
	Euskaltel SA	38,038	495,526
	Faes Farma SA	125,609	490,266
	Ferrovial SA	11,931	354,047
	Fluidra SA	13,851	561,501
	Fomento de Construcciones y Contratas SA	17,299	198,113
	Global Dominion Access SA	61,555	328,768
	Grifols SA	15,694	399,127
	Grupo Catalana Occidente SA	12,112	453,442
#	Grupo Empresarial San Jose SA	5,388	31,097
	Iberdrola SA	581,973	7,004,092
*	Indra Sistemas SA	57,643	603,441
	Industria de Diseno Textil SA	74,806	2,537,148
#	Laboratorio Reig Jofre SA	2,473	15,263
	Laboratorios Farmaceuticos Rovi SA	1,221	86,190
	Liberbank SA	824,186	276,972
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	371,708
	Mapfre SA	267,145	550,354
*	Mediaset Espana Comunicacion SA	89,514	533,589
*	Melia Hotels International SA	48,424	334,119
	Miquel y Costas & Miquel SA	12,924	251,188
#	Naturgy Energy Group SA	71,603	1,848,075
	Neinor Homes SA	1,622	23,607
*	Obrascon Huarte Lain SA	63,045	45,676
	Pharma Mar SA	3,529	301,722
*	Promotora de Informaciones SA, Class A	69,984	73,138
	Prosegur Cia de Seguridad SA	114,510	391,203
*	Realia Business SA	44,100	38,870
#	Red Electrica Corp. SA	58,838	1,165,507
	Repsol SA	188,285	2,062,269
	Sacyr SA	151,808	369,115
*	Siemens Gamesa Renewable Energy SA	9,784	272,865
*	Solaria Energia y Medio Ambiente SA	11,078	214,009
*	Solarpack Corp. Tecnologica SA	1,822	56,544
*	Talgo SA	16,592	84,907
*	Tecnicas Reunidas SA	8,714	73,675
#	Telefonica SA, Sponsored ADR	7,482	34,342
#	Telefonica SA	462,262	2,114,779
*	Tubacex SA	32,678	58,132
	Unicaja Banco SA	407,078	374,319
	Vidrala SA	9,192	1,105,006
	Viscofan SA	23,792	1,652,175
*	Vocento SA	5,805	7,855
	Zardoya Otis SA	55,531	376,322
TOTAL SPAIN			53,669,118
SWEDEN — (2.3%)
	AAK AB	9,365	223,256
	AcadeMedia AB	40,463	391,763
	Adapteo Oyj	19,462	373,716
	AddLife AB, Class B	16,692	556,830

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AddNode Group AB, Class B	7,440	$322,550
	AddTech AB, Class B	86,084	1,791,194
	AFRY AB	25,821	879,940
	Alfa Laval AB	18,678	780,010
	Alimak Group AB	11,144	193,995
	Ambea AB	5,558	40,833
*	Annehem Fastigheter AB, Class B	21,357	88,214
*	Arise AB	2,960	14,418
	Arjo AB, Class B	82,144	1,037,625
	Assa Abloy AB, Class B	23,784	762,902
	Atlas Copco AB, Class A	43,228	2,927,617
	Atlas Copco AB, Class B	25,121	1,428,338
	Atrium Ljungberg AB, Class B	11,759	287,862
*	Attendo AB	43,919	214,949
	Avanza Bank Holding AB	32,635	1,057,008
	Axfood AB	17,325	468,931
	Beijer Alma AB	17,589	428,994
*	Beijer Electronics Group AB	9,101	53,404
	Beijer Ref AB, Class B	52,878	1,116,592
	Bergman & Beving AB	10,482	205,044
	Besqab AB	1,464	30,404
	Betsson AB, Class B	52,606	423,378
*	BHG Group AB	2,661	41,044
	Bilia AB, Class A	44,791	961,075
	BillerudKorsnas AB	55,833	1,207,795
	BioGaia AB, Class B	4,919	294,137
	Biotage AB	11,182	319,916
	Boliden AB	58,095	2,264,076
	Bonava AB, Class B	38,700	413,918
*	Boozt AB	1,302	28,056
	Bravida Holding AB	31,771	491,577
	Bufab AB	14,774	571,753
	Bulten AB	5,345	57,037
	Bure Equity AB	25,410	1,370,910
	Byggmax Group AB	33,815	285,982
	Castellum AB	14,438	404,366
	Catella AB	4,511	15,567
	Catena AB	5,475	328,305
*	Cavotec SA	12,443	38,261
	Cellavision AB	251	13,222
*	Clas Ohlson AB, Class B	10,924	112,052
	Cloetta AB, Class B	103,165	334,815
*	Collector AB	4,634	19,320
	Coor Service Management Holding AB	6,606	60,819
	Corem Property Group AB, Class B	129,733	329,520
	Dios Fastigheter AB	22,212	252,104
	Dometic Group AB	78,050	1,324,772
*	Doro AB	6,889	47,463
*	Duni AB	13,942	183,423
#	Dustin Group AB	28,097	326,092
	Eastnine AB	6,403	110,558
	Elanders AB, Class B	2,784	54,914
	Electrolux AB, Class B	71,713	1,883,424
*	Electrolux Professional AB, Class B	54,838	407,630
	Elekta AB, Class B	33,319	486,308
*	Eltel AB	29,981	80,113
*	Enea AB	5,103	140,769
	Epiroc AB, Class A	48,649	1,133,260
	Epiroc AB, Class B	30,082	604,391

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Essity AB, Class A	2,277	$74,246
	Essity AB, Class B	48,104	1,573,853
	Evolution Gaming Group AB	1,499	260,826
	eWork Group AB	2,020	24,071
	Fabege AB	20,891	361,773
	Fagerhult AB	18,220	167,722
#*	Fastighets AB Balder, Class B	3,813	263,130
#	FastPartner AB, Class A	7,965	107,983
	FormPipe Software AB	3,073	12,639
	Getinge AB, Class B	28,116	1,221,838
	Granges AB	37,038	489,531
#*	H & M Hennes & Mauritz AB, Class B	73,463	1,535,870
*	Haldex AB	18,099	111,288
	Heba Fastighets AB, Class B	3,227	52,404
	Hexagon AB, Class B	13,692	226,652
	Hexpol AB	81,515	1,109,823
	HMS Networks AB	3,451	162,014
#*	Hoist Finance AB	27,317	105,745
	Holmen AB, Class B	13,019	685,348
	Hufvudstaden AB, Class A	16,447	300,626
*	Humana AB	7,446	57,073
	Husqvarna AB, Class A	4,692	65,847
	Husqvarna AB, Class B	75,873	1,061,739
	ICA Gruppen AB	13,136	649,379
	Indutrade AB	56,052	1,828,324
#*	International Petroleum Corp.	24,508	118,847
	Intrum AB	17,623	546,052
	Inwido AB	29,409	545,005
*	ITAB Shop Concept AB	6,100	12,649
	JM AB	21,144	746,120
	Kindred Group P.L.C.	70,894	1,160,430
	KNOW IT AB	12,257	429,861
	Kungsleden AB	36,588	493,978
	Lagercrantz Group AB, Class B	58,890	805,228
	LeoVegas AB	4,217	18,142
	Lifco AB, Class B	22,000	645,258
	Lindab International AB	33,771	985,614
	Loomis AB, Class B	47,522	1,593,413
	Lundin Energy AB	16,381	510,667
*	Mekonomen AB	18,686	298,874
*	Millicom International Cellular SA	33,453	1,334,990
	MIPS AB	2,404	253,865
#*	Modern Times Group MTG AB, Class B	31,131	442,261
	Momentum Group AB, Class B	11,880	264,549
	Mycronic AB	12,054	354,011
	NCC AB, Class B	21,254	377,673
*	Nederman Holding AB	851	20,934
*	Nelly Group AB	4,542	17,986
*	Net Insight AB, Class B	46,621	19,263
*	New Wave Group AB, Class B	25,425	407,382
	Nibe Industrier AB, Class B	32,148	384,168
	Nobia AB	70,790	580,247
	Nobina AB	51,787	477,518
	Nolato AB, Class B	69,620	772,794
*	Nordic Entertainment Group AB, Class B	16,556	884,107
	Nordic Waterproofing Holding AB	11,053	266,277
	NP3 Fastigheter AB	8,033	202,112
	Nyfosa AB	30,997	479,638
	OEM International AB, Class B	3,630	58,405

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Pandox AB, Class B	28,379	$474,855
	Peab AB, Class B	106,789	1,245,324
	Platzer Fastigheter Holding AB, Class B	7,438	138,958
#	Pricer AB, Class B	36,633	133,113
	Proact IT Group AB	16,701	156,389
#*	Qliro AB	4,541	18,899
	Ratos AB, Class B	103,114	730,911
*	RaySearch Laboratories AB	6,442	63,380
	Resurs Holding AB	53,508	258,084
*	Rottneros AB	37,562	44,188
	Saab AB, Class B	22,869	693,910
	Sagax AB, Class B	5,373	188,536
	Samhallsbyggnadsbolaget i Norden AB	209,426	1,049,204
	Sandvik AB	25,508	665,154
*	SAS AB	352,958	85,986
	Scandi Standard AB	26,009	172,839
	Sectra AB, Class B	6,510	518,757
	Securitas AB, Class B	68,998	1,216,671
	Semcon AB	7,306	109,957
*	Sensys Gatso Group AB	93,608	11,565
*	Sinch AB	3,580	72,193
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,310,932
	Skandinaviska Enskilda Banken AB, Class C	1,726	23,369
	Skanska AB, Class B	81,113	2,289,792
	SKF AB, Class A	2,558	68,048
	SKF AB, Class B	54,623	1,453,335
#*	SkiStar AB	11,548	215,780
*	SSAB AB, Class A	2,266	12,986
*	SSAB AB, Class A	76,315	435,817
*	SSAB AB, Class B	12,844	65,685
*	SSAB AB, Class B	135,021	690,205
	Svenska Cellulosa AB SCA, Class A	4,431	83,480
#	Svenska Cellulosa AB SCA, Class B	75,617	1,406,487
	Svenska Handelsbanken AB, Class A	92,886	1,046,761
	Svenska Handelsbanken AB, Class B	1,473	17,700
	Sweco AB, Class B	22,845	365,313
#	Swedbank AB, Class A	52,408	1,020,573
	Swedish Match AB	92,220	825,827
*	Swedish Orphan Biovitrum AB	19,173	374,703
*	Systemair AB	3,698	145,804
	Tele2 AB, Class B	76,376	1,121,894
	Telefonaktiebolaget LM Ericsson, Class A	3,716	43,264
	Telefonaktiebolaget LM Ericsson, Class B	225,517	2,601,153
	Telia Co. AB	251,519	1,103,240
	Tethys Oil AB	1,473	9,802
	Thule Group AB	16,794	847,911
	Trelleborg AB, Class B	28,963	715,954
	Troax Group AB	14,558	527,015
	VBG Group AB, Class B	736	15,648
	Vitec Software Group AB, Class B	605	30,037
	Vitrolife AB	5,310	302,592
#	Volvo AB, Class A	37,610	914,465
	Volvo AB, Class B	272,897	6,435,391
	Wallenstam AB, Class B	13,602	228,404
	Wihlborgs Fastigheter AB	21,726	506,186
TOTAL SWEDEN			97,420,999
SWITZERLAND — (5.1%)
	ABB, Ltd.	92,764	3,391,299

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Adecco Group AG	38,956	$2,332,925
	Alcon, Inc.	53,297	3,879,978
	Allreal Holding AG	5,690	1,176,712
	ALSO Holding AG	2,341	720,273
*	APG SGA SA	491	120,590
#	Arbonia AG	23,817	452,186
*	Aryzta AG	440,450	586,309
*	Ascom Holding AG	11,031	189,181
*	Autoneum Holding AG	1,342	257,687
	Bachem Holding AG, Class B	653	432,353
	Baloise Holding AG	12,833	2,023,386
	Banque Cantonale de Geneve	767	141,389
	Banque Cantonale Vaudoise	8,308	741,671
	Barry Callebaut AG	696	1,764,396
	Belimo Holding AG	1,220	630,095
	Bell Food Group AG	922	283,643
	Bellevue Group AG	3,363	158,162
	Berner Kantonalbank AG	1,899	434,969
	BKW AG	4,217	464,538
*	Bobst Group SA	2,840	243,897
	Bossard Holding AG, Class A	3,940	1,276,258
	Bucher Industries AG	2,792	1,553,800
	Burckhardt Compression Holding AG	883	346,444
	Burkhalter Holding AG	1,875	132,259
	Bystronic AG	651	895,761
	Calida Holding AG	2,268	107,624
	Carlo Gavazzi Holding AG	249	71,602
	Cembra Money Bank AG	9,320	968,207
	Chocoladefabriken Lindt & Spruengli AG	11	1,274,216
	Cicor Technologies, Ltd.	1,175	82,748
	Cie Financiere Richemont SA	30,476	3,899,989
	Cie Financiere Tradition SA	938	119,062
	Clariant AG	80,561	1,675,950
	Coltene Holding AG	2,199	293,640
	Comet Holding AG	98	32,090
	Credit Suisse Group AG	172,760	1,734,389
	Credit Suisse Group AG, Sponsored ADR	96,272	967,535
	Daetwyler Holding AG	2,176	789,959
	DKSH Holding AG	15,090	1,275,656
	dormakaba Holding AG	982	679,321
*	Dottikon Es Holding AG	262	83,872
*	Dufry AG	19,805	1,047,838
*	EDAG Engineering Group AG	4,778	63,470
	EFG International AG	44,266	359,614
	Emmi AG	776	854,466
	EMS-Chemie Holding AG	500	554,280
*	Feintool International Holding AG	1,181	84,200
	Fenix Outdoor International AG	1,057	156,561
*	Flughafen Zurich AG	7,710	1,238,900
	Forbo Holding AG	375	802,631
	Fundamenta Real Estate AG	489	10,659
	Galenica AG	9,064	688,076
#*	GAM Holding AG	81,462	176,233
	Geberit AG	5,062	4,156,295
	Georg Fischer AG	1,751	2,833,921
	Givaudan SA	314	1,567,250
	Gurit Holding AG	219	495,550
	Helvetia Holding AG	15,359	1,670,507
	Hiag Immobilien Holding AG	1,172	132,635

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	HOCHDORF Holding AG	378	$22,499
	Holcim, Ltd.	61,423	3,600,687
	Holcim, Ltd.	6,741	394,322
	Huber & Suhner AG	6,475	550,685
*	Implenia AG	8,365	222,076
*	Ina Invest Holding AG	1,673	34,190
	Inficon Holding AG	699	842,121
	Interroll Holding AG	231	1,055,930
	Intershop Holding AG	287	197,949
	Investis Holding SA	981	111,400
*	IWG P.L.C.	307,958	1,341,705
	Julius Baer Group, Ltd.	58,912	3,888,307
*	Jungfraubahn Holding AG	732	117,012
	Kardex Holding AG	3,616	972,552
*	Komax Holding AG	1,351	396,937
#	Kudelski SA	13,192	59,670
	Kuehne + Nagel International AG	6,968	2,350,536
	Landis+Gyr Group AG	5,217	412,914
*	Lastminute.com NV	1,562	66,287
	LEM Holding SA	135	337,453
	Liechtensteinische Landesbank AG	5,570	328,737
#	Logitech International SA	19,841	2,163,661
	Lonza Group AG	996	775,511
	Luzerner Kantonalbank AG	1,342	621,148
*	Meier Tobler Group AG	2,640	55,066
	Metall Zug AG	79	191,889
*	Meyer Burger Technology AG	70,281	36,390
*	Mikron Holding AG	2,756	20,679
	Mobilezone Holding AG	16,695	200,862
	Mobimo Holding AG	2,487	853,203
	Nestle SA	285,492	36,151,753
	Novartis AG, Sponsored ADR	20,738	1,915,984
	Novartis AG	100,236	9,269,663
	OC Oerlikon Corp. AG	82,861	937,945
*	Orascom Development Holding AG	4,127	53,747
	Orior AG	2,610	246,310
	Partners Group Holding AG	2,148	3,669,565
	Peach Property Group AG	335	20,853
	Phoenix Mecano AG	286	146,555
	Plazza AG, Class A	322	118,349
	PSP Swiss Property AG	8,952	1,211,456
*	Rieter Holding AG	1,440	338,618
	Roche Holding AG	2,616	1,122,854
	Roche Holding AG	58,789	22,710,900
	Romande Energie Holding SA	61	89,814
	Schaffner Holding AG	112	35,701
	Schindler Holding AG	2,452	764,047
	Schweiter Technologies AG	520	814,019
*	Sensirion Holding AG	338	32,940
	SFS Group AG	5,236	780,657
	SGS SA	757	2,450,162
	Siegfried Holding AG	1,662	1,681,747
#*	Siemens Energy AG	28,502	775,392
	SIG Combibloc Group AG	54,378	1,604,465
	Sika AG	19,260	6,784,728
	Sonova Holding AG	4,942	1,940,402
	St Galler Kantonalbank AG	1,226	570,147
	Straumann Holding AG	303	561,768
	Sulzer AG	7,639	1,120,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swatch Group AG (The)	6,459	$2,154,612
	Swatch Group AG (The)	11,351	737,176
	Swiss Life Holding AG	6,424	3,313,517
	Swiss Prime Site AG	25,105	2,673,252
	Swiss Re AG	35,528	3,220,987
*	Swiss Steel Holding AG	196,120	97,249
	Swisscom AG	6,991	4,201,603
	Swissquote Group Holding SA	3,796	602,762
	Tecan Group AG	446	257,194
	Temenos AG	15,969	2,536,651
	Thurgauer Kantonalbank	389	45,087
#*	Tornos Holding AG	3,541	21,896
*	TX Group AG	1,055	105,395
*	u-blox Holding AG	3,181	250,975
	UBS Group AG	204,461	3,368,654
	Valiant Holding AG	5,043	524,480
*	Valora Holding AG	1,777	402,292
	Varia US Properties AG	573	24,399
	VAT Group AG	3,851	1,511,728
	Vaudoise Assurances Holding SA	417	211,627
	Vetropack Holding AG	4,850	320,541
	Vifor Pharma AG	10,885	1,522,287
	Vontobel Holding AG	11,746	1,035,677
	VP Bank AG, Class A	1,705	202,847
	VZ Holding AG	3,945	355,505
*	V-ZUG Holding AG	790	120,587
	Walliser Kantonalbank	123	14,061
	Warteck Invest AG	23	62,448
	Ypsomed Holding AG	1,038	165,011
	Zehnder Group AG	4,844	514,551
	Zueblin Immobilien Holding AG	454	13,972
	Zug Estates Holding AG, Class B	34	73,000
	Zuger Kantonalbank AG	25	192,765
	Zurich Insurance Group AG	8,820	3,556,001
TOTAL SWITZERLAND			210,133,751
TAIWAN — (5.5%)
	ABC Taiwan Electronics Corp.	35,544	38,880
	Ability Enterprise Co., Ltd.	123,988	69,783
*	Ability Opto-Electronics Technology Co., Ltd.	29,083	81,497
	AcBel Polytech, Inc.	76,000	73,520
#	Accton Technology Corp.	119,000	1,393,099
#	Acer, Inc.	779,000	760,471
	ACES Electronic Co., Ltd.	37,000	73,262
	Acter Group Corp., Ltd.	29,735	201,226
	Action Electronics Co., Ltd.	63,000	28,333
#	A-DATA Technology Co., Ltd.	89,000	348,574
	Addcn Technology Co., Ltd.	4,000	35,228
	Adlink Technology, Inc.	6,000	13,965
	Advanced Ceramic X Corp.	8,000	133,385
#	Advanced International Multitech Co., Ltd.	60,000	161,792
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	12,304	10,797
*	Advanced Optoelectronic Technology, Inc.	31,000	34,067
	Advancetek Enterprise Co., Ltd.	96,571	64,438
	Advantech Co., Ltd.	27,055	353,124
	Aerospace Industrial Development Corp.	150,000	159,979
*	AGV Products Corp.	191,875	73,636
	Airtac International Group	6,229	201,293
*	ALI Corp.	44,901	47,884

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Allied Circuit Co., Ltd.	13,000	$56,549
	Allis Electric Co., Ltd.	36,072	34,304
	Alltek Technology Corp.	21,000	23,038
#	Alpha Networks, Inc.	133,072	134,316
#	Altek Corp.	121,000	175,121
	Amazing Microelectronic Corp.	21,114	112,954
*	Ambassador Hotel (The)	109,000	110,086
	Ampire Co., Ltd.	28,000	24,422
#*	AmTRAN Technology Co., Ltd.	328,000	201,220
	Anpec Electronics Corp.	10,799	69,438
	Apac Opto Electronics, Inc.	10,000	10,320
#	Apacer Technology, Inc.	35,750	59,915
	APAQ Technology Co., Ltd.	17,267	36,627
	APCB, Inc.	64,000	49,517
	Apex Biotechnology Corp.	32,000	27,412
	Apex International Co., Ltd.	53,550	110,872
	Apex Science & Engineering	70,000	30,110
	Arcadyan Technology Corp.	43,540	152,105
	Ardentec Corp.	268,990	571,386
#	Argosy Research, Inc.	23,714	89,245
#	ASE Technology Holding Co., Ltd.	688,931	3,031,531
	ASE Technology Holding Co., Ltd. , ADR	8,500	75,395
#	Asia Cement Corp.	384,000	712,815
	Asia Electronic Material Co., Ltd.	26,000	23,877
	Asia Optical Co., Inc.	63,000	194,024
*	Asia Pacific Telecom Co., Ltd.	685,581	197,385
*	Asia Plastic Recycling Holding, Ltd.	96,159	27,392
#	Asia Polymer Corp.	167,960	213,845
	Asia Vital Components Co., Ltd.	107,000	289,186
	ASMedia Technology, Inc.	2,260	159,065
	ASPEED Technology, Inc.	5,000	402,692
#	Asustek Computer, Inc.	97,000	1,219,545
	Aten International Co., Ltd.	33,000	98,555
#	AU Optronics Corp.	1,309,000	970,279
	Audix Corp.	34,000	66,498
#	AURAS Technology Co., Ltd.	28,000	179,201
	Aurora Corp.	14,100	47,313
	Avalue Technology, Inc.	20,000	39,006
	AVY Precision Technology, Inc.	46,062	43,909
	Axiomtek Co., Ltd.	10,000	19,718
	Bank of Kaohsiung Co., Ltd.	230,810	93,397
	Baolong International Co., Ltd.	21,000	15,247
	Basso Industry Corp.	40,000	70,693
	BenQ Materials Corp.	46,000	67,923
	BES Engineering Corp.	618,000	192,927
	Bin Chuan Enterprise Co., Ltd.	22,000	22,406
*	Biostar Microtech International Corp.	38,000	35,206
	Bioteque Corp.	15,000	58,501
#	Bizlink Holding, Inc.	48,488	447,666
	Bright Led Electronics Corp.	41,000	44,537
#*	Brighton-Best International Taiwan, Inc.	98,423	142,400
#	C Sun Manufacturing, Ltd.	58,000	121,597
*	Cameo Communications, Inc.	90,763	42,504
	Capital Futures Corp.	46,628	66,342
	Capital Securities Corp.	787,680	451,881
	Career Technology MFG. Co., Ltd.	97,250	102,273
	Carnival Industrial Corp.	90,999	48,451
#	Caswell, Inc.	10,000	41,290
	Catcher Technology Co., Ltd.	161,000	1,067,255

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Financial Holding Co., Ltd.	985,653	$1,918,389
	Cathay Real Estate Development Co., Ltd.	296,000	221,375
	Cayman Engley Industrial Co., Ltd.	10,654	32,946
#	Celxpert Energy Corp.	32,000	54,166
	Center Laboratories, Inc.	102,000	256,370
	Central Reinsurance Co., Ltd.	59,850	64,505
#	Century Iron & Steel Industrial Co., Ltd.	32,000	139,665
	Chailease Holding Co., Ltd.	183,367	1,521,694
#*	Chain Chon Industrial Co., Ltd.	47,000	43,879
	ChainQui Construction Development Co., Ltd.	29,594	22,369
#*	Champion Building Materials Co., Ltd.	118,000	50,613
	Chang Hwa Commercial Bank, Ltd.	1,077,334	638,441
	Chang Wah Electromaterials, Inc.	116,000	156,346
#	Chang Wah Technology Co., Ltd.	30,000	109,159
	Channel Well Technology Co., Ltd.	48,000	91,734
	Chant Sincere Co., Ltd.	19,000	22,002
	Charoen Pokphand Enterprise	70,000	196,760
	CHC Healthcare Group	34,000	42,523
	CHC Resources Corp.	33,000	55,599
	Chen Full International Co., Ltd.	38,000	53,329
#	Chenbro Micom Co., Ltd.	23,000	61,474
*	Cheng Fwa Industrial Co., Ltd.	36,000	13,465
#	Cheng Loong Corp.	271,000	409,015
*	Cheng Mei Materials Technology Corp.	197,000	92,536
	Cheng Shin Rubber Industry Co., Ltd.	380,000	587,294
	Cheng Uei Precision Industry Co., Ltd.	175,000	253,553
	Chenming Electronic Technology Corp.	32,000	15,522
	Chia Chang Co., Ltd.	40,000	71,841
#	Chia Hsin Cement Corp.	215,000	173,175
	Chian Hsing Forging Industrial Co., Ltd.	16,000	24,863
	Chicony Electronics Co., Ltd.	257,773	743,648
#	Chicony Power Technology Co., Ltd.	54,481	135,381
	Chief Telecom, Inc.	4,000	42,817
	Chieftek Precision Co., Ltd.	15,500	55,912
	Chien Kuo Construction Co., Ltd.	87,200	44,521
	Chilisin Electronics Corp.	95,674	368,196
*	China Airlines, Ltd.	1,491,000	921,351
	China Bills Finance Corp.	341,000	206,803
	China Chemical & Pharmaceutical Co., Ltd.	95,000	80,076
	China Development Financial Holding Corp.	2,797,000	1,413,809
	China Electric Manufacturing Corp.	91,530	36,601
#	China Fineblanking Technology Co., Ltd.	16,685	25,474
	China General Plastics Corp.	61,549	87,558
	China Glaze Co., Ltd.	48,000	24,222
	China Life Insurance Co., Ltd.	362,205	341,571
#*	China Man-Made Fiber Corp.	609,482	237,317
	China Metal Products	121,000	143,745
	China Motor Corp.	105,200	249,936
	China Petrochemical Development Corp.	1,335,450	630,270
	China Steel Chemical Corp.	35,000	139,148
	China Steel Corp.	1,656,000	2,159,704
	China Steel Structure Co., Ltd.	45,000	70,339
#	China Wire & Cable Co., Ltd.	31,000	32,038
	Chinese Maritime Transport, Ltd.	33,000	70,021
	Ching Feng Home Fashions Co., Ltd.	58,000	47,175
	Chin-Poon Industrial Co., Ltd.	184,000	212,733
	Chipbond Technology Corp.	196,000	526,747
	ChipMOS Techinologies, Inc.	281,133	538,771
	Chlitina Holding, Ltd.	20,000	146,694

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chong Hong Construction Co., Ltd.	64,100	$184,015
	Chroma ATE, Inc.	38,000	267,685
	Chun Yuan Steel Industry Co., Ltd.	185,000	190,417
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	201,114
*	Chung Hung Steel Corp.	149,000	261,838
#*	Chung Hwa Pulp Corp.	171,228	156,668
	Chunghwa Precision Test Tech Co., Ltd.	2,000	47,918
	Chunghwa Telecom Co., Ltd., Sponsored ADR	3,400	140,964
	Chunghwa Telecom Co., Ltd.	133,000	548,820
	Chyang Sheng Dyeing & Finishing Co., Ltd.	54,000	28,257
	Cleanaway Co., Ltd.	32,000	192,331
	Clevo Co.	215,000	228,519
	CMC Magnetics Corp.	479,712	168,312
	Compal Electronics, Inc.	1,172,000	906,574
	Compeq Manufacturing Co., Ltd.	524,000	805,006
	Compucase Enterprise	13,000	19,851
#	Concord Securities Co., Ltd.	227,424	131,217
	Concraft Holding Co., Ltd.	15,889	40,434
	Continental Holdings Corp.	179,000	153,457
	Contrel Technology Co., Ltd.	49,000	36,524
	Coremax Corp.	18,109	70,030
	Coretronic Corp.	199,000	392,852
#	Co-Tech Development Corp.	90,552	257,013
	Cowealth Medical Holding Co., Ltd.	18,480	17,820
	Creative Sensor, Inc.	35,000	35,799
*	Crowell Development Corp.	16,000	12,382
*	CSBC Corp. Taiwan	95,094	82,042
	CTBC Financial Holding Co., Ltd.	2,310,563	1,892,126
	CTCI Corp.	206,000	282,059
	Cub Elecparts, Inc.	7,081	44,719
	CviLux Corp.	28,360	47,414
	Cyberlink Corp.	23,000	64,073
	CyberPower Systems, Inc.	17,000	48,798
#	CyberTAN Technology, Inc.	149,000	104,149
	Cypress Technology Co., Ltd.	20,062	36,262
	DA CIN Construction Co., Ltd.	111,000	119,214
	Dadi Early-Childhood Education Group, Ltd.	8,352	54,894
	Dafeng TV, Ltd.	12,000	18,865
#	Da-Li Development Co., Ltd.	76,018	84,784
	Darfon Electronics Corp.	95,000	160,224
*	Darwin Precisions Corp.	169,000	80,731
	Daxin Materials Corp.	26,900	86,422
	De Licacy Industrial Co., Ltd.	80,011	50,876
	Delta Electronics, Inc.	47,365	488,046
	Depo Auto Parts Ind Co., Ltd.	49,000	107,330
	Dimerco Data System Corp.	11,000	28,395
	Dimerco Express Corp.	18,000	65,509
#	D-Link Corp.	183,800	127,692
#	Dyaco International, Inc.	6,000	17,739
*	Dynamic Electronics Co., Ltd.	89,086	70,453
#	Dynapack International Technology Corp.	48,000	174,698
#	E Ink Holdings, Inc.	227,000	656,434
	E.Sun Financial Holding Co., Ltd.	1,586,295	1,504,511
	Eastern Media International Corp.	103,000	171,041
	Eclat Textile Co., Ltd.	39,583	864,215
	ECOVE Environment Corp.	6,000	50,889
*	Edimax Technology Co., Ltd.	97,000	38,474
	Edison Opto Corp.	22,000	21,800
	Edom Technology Co., Ltd.	65,467	86,403

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	eGalax_eMPIA Technology, Inc.	18,387	$74,755
#	Egis Technology, Inc.	37,000	201,056
#	Elan Microelectronics Corp.	46,900	304,771
	E-LIFE MALL Corp.	23,000	68,256
	Elite Advanced Laser Corp.	28,768	63,005
	Elite Material Co., Ltd.	131,000	1,059,368
	Elite Semiconductor Microelectronics Technology, Inc.	71,000	461,868
*	Elitegroup Computer Systems Co., Ltd.	104,000	80,602
	eMemory Technology, Inc.	18,000	846,618
	Emerging Display Technologies Corp.	31,000	20,863
	Ennoconn Corp.	21,022	168,982
*	Ennostar, Inc.	228,450	672,435
#	EnTie Commercial Bank Co., Ltd.	251,000	149,157
#	Eson Precision Ind. Co., Ltd.	30,000	71,785
	Eternal Materials Co., Ltd.	250,029	347,378
	Eurocharm Holdings Co., Ltd.	13,000	71,957
	Eva Airways Corp.	1,612,922	1,053,843
*	Everest Textile Co., Ltd.	102,314	43,262
	Evergreen International Storage & Transport Corp.	215,000	248,290
*	Evergreen Marine Corp. Taiwan, Ltd.	775,681	3,689,159
	Everlight Chemical Industrial Corp.	171,405	119,752
	Everlight Electronics Co., Ltd.	180,000	404,639
#*	Everspring Industry Co., Ltd.	41,000	39,397
	Excelliance Mos Corp.	7,000	60,836
	Excelsior Medical Co., Ltd.	54,347	108,855
	Far Eastern Department Stores, Ltd.	374,000	305,207
	Far Eastern International Bank	1,132,408	435,823
	Far Eastern New Century Corp.	544,100	576,593
	Far EasTone Telecommunications Co., Ltd.	185,000	400,956
	Farcent Enterprise Co., Ltd.	5,000	12,442
	Farglory Land Development Co., Ltd.	97,000	194,417
#*	Federal Corp.	159,926	164,662
	Feedback Technology Corp.	7,700	16,381
	Feng Hsin Steel Co., Ltd.	165,000	481,634
	Feng TAY Enterprise Co., Ltd.	67,958	562,261
	First Financial Holding Co., Ltd.	1,408,912	1,146,865
	First Hi-Tec Enterprise Co., Ltd.	25,969	66,503
	First Hotel	48,000	24,774
	First Insurance Co., Ltd. (The)	96,000	44,809
	First Steamship Co., Ltd.	280,468	170,758
*	FIT Holding Co., Ltd.	9,000	11,623
	Fitipower Integrated Technology, Inc.	3,000	30,288
	Fittech Co., Ltd.	6,000	44,880
	FLEXium Interconnect, Inc.	121,112	565,468
	Flytech Technology Co., Ltd.	31,297	73,860
	Forest Water Environment Engineering Co., Ltd.	17,000	24,271
	Formosa Advanced Technologies Co., Ltd.	50,000	74,131
	Formosa Chemicals & Fibre Corp.	297,000	874,572
	Formosa International Hotels Corp.	18,672	100,857
*	Formosa Laboratories, Inc.	40,544	99,056
	Formosa Petrochemical Corp.	29,000	101,046
	Formosa Plastics Corp.	125,000	447,133
	Formosa Sumco Technology Corp.	7,000	47,257
#	Formosa Taffeta Co., Ltd.	266,000	309,907
	Formosan Rubber Group, Inc.	107,110	91,670
	Formosan Union Chemical	127,945	95,473
	Fortune Electric Co., Ltd.	21,000	32,659
	Founding Construction & Development Co., Ltd.	72,000	43,831
	Foxconn Technology Co., Ltd.	221,535	490,042

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Foxsemicon Integrated Technology, Inc.	36,357	$304,862
#	Froch Enterprise Co., Ltd.	89,000	139,560
	FSP Technology, Inc.	45,000	66,427
	Fubon Financial Holding Co., Ltd.	632,000	1,698,917
#	Fulgent Sun International Holding Co., Ltd.	43,432	144,369
	Fullerton Technology Co., Ltd.	51,000	32,660
*	Fulltech Fiber Glass Corp.	128,270	90,003
	Fwusow Industry Co., Ltd.	26,000	20,854
#	G Shank Enterprise Co., Ltd.	49,000	96,288
	Gamania Digital Entertainment Co., Ltd.	54,000	123,275
	GCS Holdings, Inc.	9,000	15,514
	GEM Services, Inc.	25,210	107,734
#	Gemtek Technology Corp.	153,000	180,149
	General Interface Solution Holding, Ltd.	81,000	339,067
	General Plastic Industrial Co., Ltd.	20,480	18,246
	Generalplus Technology, Inc.	19,000	57,700
	Genesys Logic, Inc.	20,000	95,443
	Genius Electronic Optical Co., Ltd.	35,616	664,095
	GeoVision, Inc.	22,977	31,979
	Getac Technology Corp.	163,000	327,890
	Giant Manufacturing Co., Ltd.	54,000	621,890
	Giantplus Technology Co., Ltd.	117,000	55,734
#	Gigabyte Technology Co., Ltd.	78,000	280,253
*	Gigastorage Corp.	76,037	71,737
	Ginko International Co., Ltd.	13,650	110,624
#	Global Brands Manufacture, Ltd.	121,000	154,230
	Global Lighting Technologies, Inc.	15,000	48,603
	Global Mixed Mode Technology, Inc.	10,000	97,844
	Global PMX Co., Ltd.	5,000	31,050
	Global Unichip Corp.	11,000	163,017
	Globalwafers Co., Ltd.	33,000	1,002,644
	Globe Union Industrial Corp.	99,000	61,152
	Gloria Material Technology Corp.	165,680	161,696
*	Gold Circuit Electronics, Ltd.	77,000	197,874
	Golden Friends Corp.	15,000	31,709
	Goldsun Building Materials Co., Ltd.	284,338	231,218
	Good Will Instrument Co., Ltd.	25,000	22,146
	Gourmet Master Co., Ltd.	40,237	211,716
	Grand Fortune Securities Co., Ltd.	60,064	37,571
	Grand Ocean Retail Group, Ltd.	31,000	22,945
*	Grand Pacific Petrochemical	385,000	402,470
	Grand Plastic Technology Corp.	3,000	43,719
	GrandTech CG Systems, Inc.	25,200	44,499
	Grape King Bio, Ltd.	32,000	195,170
	Great China Metal Industry	77,000	78,290
	Great Taipei Gas Co., Ltd.	75,000	89,490
	Great Tree Pharmacy Co., Ltd.	3,000	25,660
	Great Wall Enterprise Co., Ltd.	203,950	438,780
	Greatek Electronics, Inc.	148,000	505,570
*	Green Energy Technology, Inc.	133,000	285
	GTM Holdings Corp.	52,000	46,638
#	Hannstar Board Corp.	127,602	216,919
#*	HannStar Display Corp.	987,000	673,739
	HannsTouch Solution, Inc.	188,079	90,894
	Hanpin Electron Co., Ltd.	14,000	15,329
*	Harvatek Corp.	62,000	64,409
	Hey Song Corp.	106,000	136,147
	Highlight Tech Corp.	23,871	36,183
	Highwealth Construction Corp.	176,330	309,711

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	HIM International Music, Inc.	11,900	$38,653
	Hiroca Holdings, Ltd.	26,000	62,043
	Hitron Technology, Inc.	38,559	28,001
	Hiwin Technologies Corp.	36,367	418,437
#*	Ho Tung Chemical Corp.	399,125	160,791
	Hocheng Corp.	129,000	53,393
	Holiday Entertainment Co., Ltd.	18,000	41,427
	Holtek Semiconductor, Inc.	48,000	232,067
	Holy Stone Enterprise Co., Ltd.	38,500	172,708
	Hon Hai Precision Industry Co., Ltd.	715,624	2,827,946
	Hong Pu Real Estate Development Co., Ltd.	97,000	75,478
	Hong TAI Electric Industrial	66,000	55,536
#	Hong YI Fiber Industry Co.	56,000	51,562
	Horizon Securities Co., Ltd.	113,000	90,983
#	Hota Industrial Manufacturing Co., Ltd.	65,263	228,167
	Hotai Finance Co., Ltd.	39,000	120,123
	Hotai Motor Co., Ltd.	36,000	762,069
#	Hotron Precision Electronic Industrial Co., Ltd.	21,502	57,235
	Hsin Yung Chien Co., Ltd.	14,900	78,600
	Hsing TA Cement Co.	70,000	63,654
*	HTC Corp.	145,000	204,260
	Hu Lane Associate, Inc.	29,725	144,493
	HUA ENG Wire & Cable Co., Ltd.	132,000	119,859
	Hua Nan Financial Holdings Co., Ltd.	1,069,499	739,001
	Huaku Development Co., Ltd.	83,000	252,362
	Huang Hsiang Construction Corp.	35,000	54,117
	Hung Ching Development & Construction Co., Ltd.	54,000	50,567
	Hung Sheng Construction, Ltd.	205,664	153,469
*	Hwa Fong Rubber Industrial Co., Ltd.	67,242	43,810
	Ibase Technology, Inc.	49,345	69,401
	IBF Financial Holdings Co., Ltd.	1,040,156	612,433
	Ichia Technologies, Inc.	119,000	80,471
#*	I-Chiun Precision Industry Co., Ltd.	36,000	73,111
	IEI Integration Corp.	47,340	89,556
	Infortrend Technology, Inc.	88,000	57,896
	Innodisk Corp.	26,782	230,446
#	Innolux Corp.	1,858,000	1,247,005
#	Inpaq Technology Co., Ltd.	22,800	54,889
	Intai Technology Corp.	8,400	25,810
	Integrated Service Technology, Inc.	27,109	49,252
	IntelliEPI, Inc.	8,000	16,264
	International CSRC Investment Holdings Co.	291,562	280,137
	International Games System Co., Ltd.	18,000	561,708
	Inventec Corp.	670,000	562,954
	Iron Force Industrial Co., Ltd.	14,000	36,367
	I-Sheng Electric Wire & Cable Co., Ltd.	25,000	40,462
	ITE Technology, Inc.	43,000	195,025
	ITEQ Corp.	123,029	605,409
	Jarllytec Co., Ltd.	21,000	52,046
	Jean Co., Ltd.	23,395	9,167
	Jentech Precision Industrial Co., Ltd.	5,000	58,831
	Jess-Link Products Co., Ltd.	30,250	39,533
	Jia Wei Lifestyle, Inc.	5,000	14,693
	Jih Lin Technology Co., Ltd.	28,000	113,331
#	Jinan Acetate Chemical Co., Ltd.	5,750	20,589
	Jinli Group Holdings, Ltd.	57,008	28,491
	Johnson Health Tech Co., Ltd.	4,000	10,886
	Jourdeness Group, Ltd.	21,000	57,306
	K Laser Technology, Inc.	44,000	35,050

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Kaimei Electronic Corp.	38,900	$143,314
	Kaori Heat Treatment Co., Ltd.	13,000	22,714
	Kaulin Manufacturing Co., Ltd.	45,000	24,467
	KEE TAI Properties Co., Ltd.	185,000	70,219
	Kenda Rubber Industrial Co., Ltd.	133,015	181,339
	Kenmec Mechanical Engineering Co., Ltd.	44,000	42,430
	Kerry TJ Logistics Co., Ltd.	45,000	88,552
	Key Ware Electronics Co., Ltd.	55,312	38,503
	Kindom Development Co., Ltd.	62,000	95,637
	King Chou Marine Technology Co., Ltd.	36,340	48,977
	King Slide Works Co., Ltd.	9,000	119,962
	King Yuan Electronics Co., Ltd.	511,000	851,852
	King's Town Bank Co., Ltd.	388,000	560,970
*	King's Town Construction Co., Ltd.	34,000	43,233
	Kinik Co.	29,000	67,121
*	Kinko Optical Co., Ltd.	27,000	32,844
	Kinpo Electronics	566,000	260,107
#	Kinsus Interconnect Technology Corp.	95,000	629,103
	KMC Kuei Meng International, Inc.	15,300	131,925
	KS Terminals, Inc.	32,000	103,404
	Kung Long Batteries Industrial Co., Ltd.	33,000	184,853
#*	Kung Sing Engineering Corp.	173,249	60,301
	Kuo Toong International Co., Ltd.	80,315	70,190
	Kuo Yang Construction Co., Ltd.	84,360	89,028
	Kwong Lung Enterprise Co., Ltd.	20,000	31,387
	KYE Systems Corp.	99,000	42,062
	L&K Engineering Co., Ltd.	71,000	79,389
	La Kaffa International Co., Ltd.	11,000	43,807
*	LAN FA Textile	93,000	43,553
	Land Mark Optoelectronics Corp.	10,000	84,912
	Lanner Electronics, Inc.	33,048	69,466
	Largan Precision Co., Ltd.	9,000	947,082
	Laser Tek Taiwan Co., Ltd.	14,000	16,864
*	Lealea Enterprise Co., Ltd.	339,000	143,356
	Ledlink Optics, Inc.	17,850	19,688
	LEE CHI Enterprises Co., Ltd.	36,000	41,127
	Lemtech Holdings Co., Ltd.	8,399	57,680
	Li Cheng Enterprise Co., Ltd.	25,785	20,647
*	Li Peng Enterprise Co., Ltd.	236,600	96,514
#	Lian HWA Food Corp.	31,297	84,136
	Lida Holdings, Ltd.	28,240	30,363
	Lien Hwa Industrial Holdings Corp.	137,777	258,776
	Lifestyle Global Enterprise, Inc.	11,000	18,496
*	Lingsen Precision Industries, Ltd.	174,000	167,027
	Lite-On Technology Corp.	646,417	1,485,745
*	Long Bon International Co., Ltd.	97,100	64,730
	Long Da Construction & Development Corp.	61,000	48,527
	Longchen Paper & Packaging Co., Ltd.	270,169	274,159
	Longwell Co.	24,000	59,784
	Lotes Co., Ltd.	33,653	689,256
	Lotus Pharmaceutical Co., Ltd.	22,000	115,389
	Lu Hai Holding Corp.	14,550	25,853
	Lumax International Corp., Ltd.	21,600	53,025
	Lung Yen Life Service Corp.	49,000	84,902
	Macauto Industrial Co., Ltd.	17,000	59,296
	Machvision, Inc.	9,358	87,333
	Macronix International Co., Ltd.	628,798	939,714
	Makalot Industrial Co., Ltd.	52,865	449,966
	Marketech International Corp.	9,000	35,940

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Materials Analysis Technology, Inc.	27,257	$147,902
	Mayer Steel Pipe Corp.	64,000	81,743
	MediaTek, Inc.	61,000	1,994,569
	Mega Financial Holding Co., Ltd.	1,129,975	1,338,300
	Meiloon Industrial Co.	33,750	40,403
	Mercuries & Associates Holding, Ltd.	201,930	168,075
*	Mercuries Life Insurance Co., Ltd.	505,487	167,112
	Merida Industry Co., Ltd.	13,000	156,132
	Merry Electronics Co., Ltd.	40,000	159,422
*	Microbio Co., Ltd.	5,000	10,237
	Micro-Star International Co., Ltd.	66,000	350,640
	Mildef Crete, Inc.	18,000	40,479
*	MIN AIK Technology Co., Ltd.	58,600	51,228
	Mirle Automation Corp.	61,000	97,645
	Mitac Holdings Corp.	403,560	411,054
	momo.com, Inc.	10,400	580,710
	MPI Corp.	13,000	72,629
	Nak Sealing Technologies Corp.	19,000	65,191
	Namchow Holdings Co., Ltd.	87,000	157,238
	Nan Kang Rubber Tire Co., Ltd.	103,000	146,701
#	Nan Liu Enterprise Co., Ltd.	7,000	33,157
	Nan Ya Plastics Corp.	200,000	624,172
	Nan Ya Printed Circuit Board Corp.	10,000	142,888
	Nang Kuang Pharmaceutical Co., Ltd.	14,000	19,104
#	Nantex Industry Co., Ltd.	52,780	232,559
#	Nanya Technology Corp.	141,432	367,961
	National Aerospace Fasteners Corp.	8,000	17,077
#	Netronix, Inc.	31,000	69,455
	New Best Wire Industrial Co., Ltd.	14,400	22,551
	New Era Electronics Co., Ltd.	29,000	25,307
	Nexcom International Co., Ltd.	13,000	10,701
	Nichidenbo Corp.	72,030	147,009
	Nidec Chaun-Choung Technology Corp.	3,000	22,096
*	Nien Hsing Textile Co., Ltd.	51,245	42,547
	Nien Made Enterprise Co., Ltd.	46,000	772,308
	Nishoku Technology, Inc.	16,000	60,182
	Nova Technology Corp.	5,000	27,218
#	Novatek Microelectronics Corp.	120,000	2,207,439
	O-Bank Co., Ltd.	458,620	115,168
*	Ocean Plastics Co., Ltd.	52,000	67,490
*	Oneness Biotech Co., Ltd.	8,000	55,269
	OptoTech Corp.	117,889	135,135
	Orient Europharma Co., Ltd.	8,000	11,878
	Orient Semiconductor Electronics, Ltd.	203,107	197,285
*	Oriental Union Chemical Corp.	263,000	211,345
	O-TA Precision Industry Co., Ltd.	21,422	125,374
	Pacific Construction Co.	29,000	10,251
	Pacific Hospital Supply Co., Ltd.	16,496	41,886
	Paiho Shih Holdings Corp.	47,472	68,586
	Pan German Universal Motors, Ltd.	3,000	24,184
	Pan Jit International, Inc.	103,700	383,110
#	Pan-International Industrial Corp.	165,000	248,325
	Parade Technologies, Ltd.	8,000	491,250
*	Paragon Technologies Co., Ltd.	26,000	22,564
	Parpro Corp.	19,000	17,453
	PChome Online, Inc.	11,000	51,759
	PCL Technologies, Inc.	6,610	20,757
	P-Duke Technology Co., Ltd.	23,968	65,190
	Pegatron Corp.	533,000	1,284,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Pegavision Corp.	2,000	$32,132
*	Pharmally International Holding Co., Ltd.	10,983	4,168
#*	Phihong Technology Co., Ltd.	114,222	156,038
	Phison Electronics Corp.	40,000	683,592
	Pixart Imaging, Inc.	14,000	97,660
	Planet Technology Corp.	14,000	34,074
	Plastron Precision Co., Ltd.	28,126	13,193
	Plotech Co., Ltd.	24,000	23,081
	Polytronics Technology Corp.	12,564	66,542
	Posiflex Technology, Inc.	17,284	47,693
	Pou Chen Corp.	666,000	842,343
	Power Wind Health Industry, Inc.	11,398	63,873
	Powertech Technology, Inc.	394,000	1,561,313
*	Poya International Co., Ltd.	19,181	410,130
	President Chain Store Corp.	79,000	793,505
	President Securities Corp.	438,127	424,157
	Primax Electronics, Ltd.	181,000	399,132
	Prince Housing & Development Corp.	421,000	180,155
	Pro Hawk Corp.	3,000	20,131
	Promate Electronic Co., Ltd.	39,000	58,975
	Prosperity Dielectrics Co., Ltd.	18,086	44,018
	Qisda Corp.	646,000	684,349
	QST International Corp.	23,000	52,799
	Qualipoly Chemical Corp.	21,000	26,488
	Quang Viet Enterprise Co., Ltd.	17,000	70,576
	Quanta Computer, Inc.	350,000	969,550
	Quanta Storage, Inc.	62,000	84,141
#*	Quintain Steel Co., Ltd.	54,309	56,049
	Radiant Opto-Electronics Corp.	159,000	601,194
	Radium Life Tech Co., Ltd.	287,089	115,246
	Rafael Microelectronics, Inc.	9,000	66,438
	Realtek Semiconductor Corp.	73,000	1,541,307
	Rechi Precision Co., Ltd.	170,000	122,991
	Rexon Industrial Corp., Ltd.	33,000	91,305
	Rich Development Co., Ltd.	251,000	84,419
#	RichWave Technology Corp.	8,300	119,433
*	Ritek Corp.	354,084	121,083
	Rodex Fasteners Corp.	13,000	15,540
*	Roo Hsing Co., Ltd.	204,000	64,631
	Ruentex Development Co., Ltd.	277,428	620,376
	Ruentex Industries, Ltd.	139,200	488,633
	Sampo Corp.	104,400	113,121
	San Fang Chemical Industry Co., Ltd.	75,679	63,540
	San Far Property, Ltd.	122,786	67,194
	San Shing Fastech Corp.	44,000	91,359
	Sanitar Co., Ltd.	13,000	17,664
	Sanyang Motor Co., Ltd.	219,000	225,623
*	Savior Lifetec Corp.	39,000	35,146
	SCI Pharmtech, Inc.	13,000	41,877
	Scientech Corp.	20,000	42,775
	ScinoPharm Taiwan, Ltd.	13,000	12,008
#	SDI Corp.	57,000	294,244
	Senao International Co., Ltd.	28,000	31,953
	Senao Networks, Inc.	10,000	35,299
	Sercomm Corp.	85,000	197,854
#	Sesoda Corp.	72,573	88,129
	Shanghai Commercial & Savings Bank, Ltd. (The)	367,000	548,981
	Shan-Loong Transportation Co., Ltd.	44,000	56,155
*	Sharehope Medicine Co., Ltd.	14,687	15,765

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sheng Yu Steel Co., Ltd.	40,000	$65,870
#	ShenMao Technology, Inc.	21,000	42,134
	Shih Her Technologies, Inc.	19,000	39,149
*	Shih Wei Navigation Co., Ltd.	126,591	226,891
	Shihlin Electric & Engineering Corp.	127,000	243,094
	Shin Kong Financial Holding Co., Ltd.	3,002,169	985,650
	Shin Zu Shing Co., Ltd.	52,980	203,259
*	Shining Building Business Co., Ltd.	191,632	81,029
	Shinkong Insurance Co., Ltd.	78,000	116,136
#	Shinkong Synthetic Fibers Corp.	548,000	403,603
	Shinkong Textile Co., Ltd.	14,000	20,769
	Shiny Chemical Industrial Co., Ltd.	27,800	143,637
*	Shuttle, Inc.	154,000	65,233
	Sigurd Microelectronics Corp.	233,226	536,677
	Silergy Corp.	1,000	135,685
	Simplo Technology Co., Ltd.	34,600	457,709
	Sinbon Electronics Co., Ltd.	35,064	301,629
	Sincere Navigation Corp.	133,900	184,319
	Single Well Industrial Corp.	20,700	20,474
	Sinher Technology, Inc.	28,000	45,335
	Sinmag Equipment Corp.	17,420	68,896
	Sino American Electronic Co., Ltd.	7,672	0
	Sino-American Silicon Products, Inc.	268,000	1,817,946
#	Sinon Corp.	180,000	148,190
	SinoPac Financial Holdings Co., Ltd.	2,199,445	1,107,261
*	Sinphar Pharmaceutical Co., Ltd.	30,340	31,905
	Sinyi Realty, Inc.	80,544	87,192
	Sirtec International Co., Ltd.	42,800	41,964
	Sitronix Technology Corp.	51,000	704,380
#	Siward Crystal Technology Co., Ltd.	64,000	86,017
	Soft-World International Corp.	21,000	78,055
#	Solar Applied Materials Technology Co.	98,398	165,980
	Solomon Technology Corp.	56,000	36,613
	Solteam, Inc.	11,110	30,697
	Sonix Technology Co., Ltd.	29,000	111,931
	Speed Tech Corp.	28,000	78,076
#	Spirox Corp.	29,000	31,210
#	Sporton International, Inc.	16,491	142,726
	St Shine Optical Co., Ltd.	17,000	233,935
	Standard Chemical & Pharmaceutical Co., Ltd.	32,000	43,706
	Standard Foods Corp.	114,402	214,987
	Stark Technology, Inc.	19,200	47,563
#	Sun Race Sturmey-Archer, Inc.	13,000	27,300
*	Sun Yad Construction Co., Ltd.	46,000	20,271
	Sunjuice Holdings Co., Ltd.	2,000	36,117
	Sunko INK Co., Ltd.	55,250	19,759
	SunMax Biotechnology Co., Ltd.	11,000	28,371
	Sunny Friend Environmental Technology Co., Ltd.	22,000	160,143
	Sunonwealth Electric Machine Industry Co., Ltd.	113,000	177,139
	Sunplus Technology Co., Ltd.	183,000	286,808
#	Sunrex Technology Corp.	24,561	48,731
	Sunspring Metal Corp.	35,000	38,725
	Supreme Electronics Co., Ltd.	150,935	239,731
	Symtek Automation Asia Co., Ltd.	15,486	59,229
	Syncmold Enterprise Corp.	45,000	132,341
	Synmosa Biopharma Corp.	36,525	33,051
	Synnex Technology International Corp.	356,250	676,637
	Systex Corp.	51,000	159,859
#	T3EX Global Holdings Corp.	33,035	217,237

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TA Chen Stainless Pipe	427,273	$798,766
	Ta Liang Technology Co., Ltd.	22,000	63,609
	Ta Ya Electric Wire & Cable	92,480	90,407
	Ta Yih Industrial Co., Ltd.	17,000	27,840
	Tah Hsin Industrial Corp.	15,400	38,045
#	TA-I Technology Co., Ltd.	24,750	60,744
*	Tai Tung Communication Co., Ltd.	25,934	16,077
	Taichung Commercial Bank Co., Ltd.	1,100,296	468,573
#	TaiDoc Technology Corp.	12,471	95,397
	Taiflex Scientific Co., Ltd.	70,060	139,706
#	Taimide Tech, Inc.	34,450	63,572
	Tainan Enterprises Co., Ltd.	37,000	23,842
#	Tainan Spinning Co., Ltd.	518,240	450,413
	Tai-Saw Technology Co., Ltd.	27,000	34,912
	Taishin Financial Holding Co., Ltd.	2,286,589	1,387,540
	Taisun Enterprise Co., Ltd.	62,000	64,416
#	Taita Chemical Co., Ltd.	109,262	169,146
#	Taiwan Business Bank	1,699,824	576,850
	Taiwan Cement Corp.	839,239	1,582,728
*	Taiwan Chinsan Electronic Industrial Co., Ltd.	40,086	70,105
	Taiwan Cogeneration Corp.	87,000	119,368
	Taiwan Cooperative Financial Holding Co., Ltd.	1,230,878	962,222
	Taiwan FamilyMart Co., Ltd.	7,000	67,395
	Taiwan Fertilizer Co., Ltd.	231,000	495,098
	Taiwan Fire & Marine Insurance Co., Ltd.	96,000	67,343
	Taiwan FU Hsing Industrial Co., Ltd.	36,000	55,324
	Taiwan Glass Industry Corp.	455,046	624,483
	Taiwan High Speed Rail Corp.	189,000	205,438
	Taiwan Hon Chuan Enterprise Co., Ltd.	152,927	427,718
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	44,000	83,769
*	Taiwan Land Development Corp.	269,666	61,179
	Taiwan Mobile Co., Ltd.	128,000	476,311
	Taiwan Navigation Co., Ltd.	88,000	140,385
	Taiwan Paiho, Ltd.	152,000	505,280
	Taiwan PCB Techvest Co., Ltd.	101,000	168,103
	Taiwan Sakura Corp.	51,200	119,776
	Taiwan Sanyo Electric Co., Ltd.	10,000	12,213
	Taiwan Secom Co., Ltd.	46,000	154,733
	Taiwan Semiconductor Co., Ltd.	45,000	129,696
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	129,369	15,089,600
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,170,000	24,452,410
	Taiwan Shin Kong Security Co., Ltd.	56,560	80,014
	Taiwan Steel Union Co., Ltd.	5,000	13,105
	Taiwan Styrene Monomer	97,000	67,920
	Taiwan Surface Mounting Technology Corp.	64,800	291,022
	Taiwan Taxi Co., Ltd.	6,945	20,299
#*	Taiwan TEA Corp.	281,000	207,705
#	Taiwan Union Technology Corp.	47,000	196,161
	Taiyen Biotech Co., Ltd.	42,000	48,211
*	Tatung Co., Ltd.	418,000	391,092
	TCI Co., Ltd.	30,256	353,988
	Te Chang Construction Co., Ltd.	29,000	29,801
	Teco Electric and Machinery Co., Ltd.	548,000	609,875
	Tehmag Foods Corp.	9,600	117,282
	Tera Autotech Corp.	29,187	22,412
	Test Research, Inc.	42,000	86,632
	Test-Rite International Co., Ltd.	62,000	55,866
#*	Tex-Ray Industrial Co., Ltd.	50,000	26,615
#	Thinking Electronic Industrial Co., Ltd.	24,000	190,042

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Thye Ming Industrial Co., Ltd.	56,000	$83,512
*	Ton Yi Industrial Corp.	294,000	156,697
	Tong Hsing Electronic Industries, Ltd.	47,208	414,519
	Tong Yang Industry Co., Ltd.	199,000	259,942
*	Tong-Tai Machine & Tool Co., Ltd.	85,060	54,099
	Topco Scientific Co., Ltd.	48,876	226,900
	Topkey Corp.	26,000	138,718
#	Topoint Technology Co., Ltd.	65,200	108,960
	Toung Loong Textile Manufacturing	42,000	62,476
	TPK Holding Co., Ltd.	177,000	272,316
	Trade-Van Information Services Co.	11,000	19,805
	Transcend Information, Inc.	24,000	60,213
	Tripod Technology Corp.	149,000	640,701
	Tsang Yow Industrial Co., Ltd.	20,000	19,686
	Tsann Kuen Enterprise Co., Ltd.	16,000	21,169
	TSC Auto ID Technology Co., Ltd.	13,530	111,835
	TSRC Corp.	216,000	234,862
	Ttet Union Corp.	22,000	131,850
	TTFB Co., Ltd.	3,000	26,538
	TTY Biopharm Co., Ltd.	60,000	172,622
	Tung Ho Steel Enterprise Corp.	371,000	620,916
	TURVO International Co., Ltd.	16,410	75,732
	TXC Corp.	99,000	426,986
	TYC Brother Industrial Co., Ltd.	116,000	90,461
*	Tycoons Group Enterprise	143,700	104,553
	Tyntek Corp.	110,000	102,640
	UDE Corp.	34,000	34,398
#	Ultra Chip, Inc.	23,876	137,391
	U-Ming Marine Transport Corp.	206,000	462,525
	Unimicron Technology Corp.	369,000	1,938,828
*	Union Bank Of Taiwan	770,832	333,522
	Uni-President Enterprises Corp.	747,560	1,960,576
	Unitech Computer Co., Ltd.	35,000	37,105
	Unitech Printed Circuit Board Corp.	186,540	139,382
#	United Integrated Services Co., Ltd.	64,000	448,723
	United Microelectronics Corp.	672,000	1,405,251
	United Orthopedic Corp.	18,422	22,501
	United Radiant Technology	34,000	23,529
*	United Renewable Energy Co., Ltd.	613,470	265,438
	Unity Opto Technology Co., Ltd.	186,000	5,138
	Universal Cement Corp.	203,120	166,675
	Universal Microwave Technology, Inc.	20,326	49,384
	Universal Vision Biotechnology Co., Ltd.	3,000	38,432
*	Unizyx Holding Corp.	65,000	63,677
#	UPC Technology Corp.	321,221	305,939
	Userjoy Technology Co., Ltd.	8,461	28,213
#	USI Corp.	392,204	461,081
*	Usun Technology Co., Ltd.	11,200	15,005
	Utechzone Co., Ltd.	15,000	32,126
	Vanguard International Semiconductor Corp.	246,000	1,019,237
	Ve Wong Corp.	18,000	21,743
	Visual Photonics Epitaxy Co., Ltd.	47,500	233,089
	Vivotek, Inc.	13,863	39,729
	Voltronic Power Technology Corp.	15,442	752,421
#	Wafer Works Corp.	131,046	328,328
	Waffer Technology Corp.	31,000	21,201
	Wah Hong Industrial Corp.	27,000	33,470
	Wah Lee Industrial Corp.	75,000	238,661
	Walsin Lihwa Corp.	744,000	761,937

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Walsin Technology Corp.	79,398	$571,787
#*	Walton Advanced Engineering, Inc.	127,000	101,549
	Wan Hai Lines, Ltd.	200,000	1,605,396
*	We & Win Development Co., Ltd.	115,000	40,986
	Wei Chuan Foods Corp.	104,000	79,886
	Weikeng Industrial Co., Ltd.	134,734	115,885
	Well Shin Technology Co., Ltd.	34,000	61,846
	Wholetech System Hitech, Ltd.	19,000	27,859
	Win Semiconductors Corp.	76,840	953,561
#	Winbond Electronics Corp.	961,804	1,186,333
	Winstek Semiconductor Co., Ltd.	41,000	42,827
	WinWay Technology Co., Ltd.	5,000	51,692
	Wisdom Marine Lines Co., Ltd.	158,236	442,866
	Wistron Corp.	890,288	885,322
	Wistron NeWeb Corp.	105,267	280,235
	Wiwynn Corp.	4,000	134,483
	Wonderful Hi-Tech Co., Ltd.	42,000	38,513
	Wowprime Corp.	41,000	233,688
	WPG Holdings, Ltd.	425,520	831,853
	WT Microelectronics Co., Ltd.	140,567	312,916
	WUS Printed Circuit Co., Ltd.	70,735	75,884
	XAC Automation Corp.	27,000	27,924
*	XinTec, Inc.	21,000	126,689
	XPEC Entertainment, Inc.	17,960	0
	Xxentria Technology Materials Corp.	27,000	69,688
	Yageo Corp.	31,425	633,737
*	Yang Ming Marine Transport Corp.	598,215	2,520,630
#	YC INOX Co., Ltd.	80,094	124,604
#	Yea Shin International Development Co., Ltd.	79,988	59,407
#	Yem Chio Co., Ltd.	175,518	107,517
#	Yeong Guan Energy Technology Group Co., Ltd.	43,164	109,610
	YFC-Boneagle Electric Co., Ltd.	31,000	27,235
#	YFY, Inc.	554,000	789,609
	Yi Jinn Industrial Co., Ltd.	92,800	59,890
*	Yieh Phui Enterprise Co., Ltd.	348,774	440,355
	YONGGU Group, Inc.	4,000	10,765
	Yonyu Plastics Co., Ltd.	38,000	46,542
	Young Fast Optoelectronics Co., Ltd.	30,000	31,932
	Youngtek Electronics Corp.	30,160	98,836
	Yuan High-Tech Development Co., Ltd.	3,000	18,058
	Yuanta Financial Holding Co., Ltd.	1,549,514	1,409,295
	Yuanta Futures Co., Ltd.	15,792	27,821
#*	Yuen Chang Stainless Steel Co., Ltd.	30,000	43,826
	Yulon Finance Corp.	87,120	514,619
*	Yulon Motor Co., Ltd.	226,834	324,718
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	14,000	38,318
	Yungshin Construction & Development Co., Ltd.	14,000	25,825
	YungShin Global Holding Corp.	42,800	67,737
	Zeng Hsing Industrial Co., Ltd.	22,000	128,335
	Zenitron Corp.	78,000	78,214
	Zero One Technology Co., Ltd.	35,000	54,623
#	Zhen Ding Technology Holding, Ltd.	181,400	680,175
*	Zig Sheng Industrial Co., Ltd.	168,000	127,216
	ZillTek Technology Corp.	2,000	26,182
*	Zinwell Corp.	137,000	99,768
	Zippy Technology Corp.	45,000	66,025
	ZongTai Real Estate Development Co., Ltd.	34,700	53,410
TOTAL TAIWAN			229,260,000

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (0.6%)
	AAPICO Hitech PCL	71,300	$45,556
	Advanced Info Service PCL	83,800	457,659
	Advanced Information Technology PCL, Class F	56,800	37,155
	AEON Thana Sinsap Thailand PCL	29,800	154,134
	After You PCL	82,900	24,844
	Airports of Thailand PCL	162,100	278,654
	AJ Plast PCL	58,400	33,937
	Amata Corp. PCL	107,800	59,693
*	Ananda Development PCL	531,100	28,278
	AP Thailand PCL	1,278,500	307,299
	Asia Plus Group Holdings PCL	679,600	71,956
	Asia Sermkij Leasing PCL	24,600	28,254
	Asian Insulators PCL	287,000	17,464
*	Asset World Corp. PCL	143,600	15,991
	B Grimm Power PCL	103,600	124,506
	Bangchak Corp. PCL	461,800	324,563
*	Bangkok Airways PCL	246,600	73,153
*	Bangkok Aviation Fuel Services PCL	31,900	24,070
	Bangkok Bank PCL	15,100	47,091
	Bangkok Bank PCL	35,500	110,710
	Bangkok Chain Hospital PCL	313,200	250,141
	Bangkok Commercial Asset Management PCL	278,000	139,560
	Bangkok Dusit Medical Services PCL, Class F	409,700	280,467
	Bangkok Expressway & Metro PCL	706,740	164,496
	Bangkok Land PCL	4,528,100	143,279
	Bangkok Life Assurance PCL	225,600	175,030
*	Bangkok Ranch PCL	236,200	21,990
	Banpu PCL	1,240,000	501,772
	Banpu Power PCL	99,800	52,834
	BCPG PCL	46,500	20,656
*	BEC World PCL	619,052	246,736
	Berli Jucker PCL	197,050	203,840
*	Better World Green PCL	1,758,200	34,771
	BTS Group Holdings PCL	357,300	92,403
	Bumrungrad Hospital PCL	66,100	241,333
	Cal-Comp Electronics Thailand PCL, Class F	1,076,714	105,485
	Carabao Group PCL, Class F	38,100	168,084
	Central Pattana PCL	101,000	144,428
	Central Retail Corp. PCL	67,975	64,113
	CH Karnchang PCL	434,200	241,754
	Charoen Pokphand Foods PCL	878,800	695,179
	Chularat Hospital PCL, Class F	1,103,200	141,645
	CIMB Thai Bank PCL	778,200	17,521
	Com7 PCL, Class F	126,700	249,603
*	Country Group Development PCL	907,200	14,629
*	Country Group Holdings PCL	420,300	13,427
	CP ALL PCL	385,700	692,365
	Delta Electronics Thailand PCL	10,500	186,567
*	Demco PCL	239,200	35,079
	Dhipaya Insurance PCL	133,200	114,487
	Do Day Dream PCL	11,500	6,263
	Dynasty Ceramic PCL	1,001,020	96,851
	Eastern Polymer Group PCL, Class F	259,000	95,349
	Eastern Power Group PCL	179,764	28,988
	Eastern Water Resources Development and Management PCL, Class F	233,400	70,657
	Electricity Generating PCL	27,900	145,156
	Energy Absolute PCL	183,300	331,828
*	Erawan Group PCL (The)	437,220	36,183
	Forth Corp. PCL	52,900	18,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Forth Smart Service PCL	86,500	$27,634
	GFPT PCL	176,100	68,045
	Global Green Chemicals PCL, Class F	118,100	37,010
	Global Power Synergy PCL, Class F	68,831	160,730
	Gulf Energy Development PCL	61,600	62,785
	Gunkul Engineering PCL	844,800	119,263
	Haad Thip PCL	13,900	14,485
	Hana Microelectronics PCL	56,600	131,307
	Home Product Center PCL	636,320	257,490
	Ichitan Group PCL	155,600	53,496
	Indorama Ventures PCL	287,500	317,088
	Interlink Communication PCL	52,200	11,673
	Intouch Holdings PCL	14,300	28,063
	Intouch Holdings PCL, Class F	23,600	46,313
	IRPC PCL	3,303,400	353,783
*	Italian-Thai Development PCL	1,131,400	68,846
	Jasmine International PCL	2,172,500	195,652
	JMT Network Services PCL, Class F	14,400	17,744
	JWD Infologistics PCL	76,700	38,038
	Kang Yong Electric PCL	100	1,214
	Karmarts PCL	338,400	37,065
	Kasikornbank PCL	48,100	150,735
	Kasikornbank PCL	96,900	303,665
	KCE Electronics PCL	66,800	159,544
	KGI Securities Thailand PCL	210,700	41,028
*	Khon Kaen Sugar Industry PCL	523,596	55,120
	Kiatnakin Phatra Bank PCL	90,400	140,272
	Krung Thai Bank PCL	771,800	237,170
	Krungthai Card PCL	228,400	429,108
	Land & Houses PCL	1,223,600	290,380
	Land & Houses PCL	316,600	75,134
	Lanna Resources PCL	121,200	66,007
	LH Financial Group PCL	1,555,400	50,636
*	Loxley PCL	909,200	74,689
	LPN Development PCL	565,100	83,903
*	MBK PCL	323,428	123,988
	MCS Steel PCL	101,800	44,601
	Mega Lifesciences PCL	100,400	121,424
*	Minor International PCL	119,946	108,569
	MK Restaurants Group PCL	60,200	90,206
*	Mono Next PCL, Class F	707,900	35,322
	Muangthai Capital PCL	133,900	243,417
	Namyong Terminal PCL	161,200	24,768
	Netbay PCL	22,700	16,990
	Noble Development PCL	162,000	33,763
*	Nusasiri PCL	1,884,200	21,211
	Origin Property PCL, Class F	285,200	75,058
	Plan B Media PCL, Class F	618,300	98,762
*	Platinum Group PCL (The), Class F	367,600	31,316
	Polyplex Thailand PCL	171,000	126,426
*	Power Solution Technologies PCL, Class F	351,000	24,562
	Praram 9 Hospital PCL	51,200	17,135
	Premier Marketing PCL	152,100	62,474
	Prima Marine PCL	355,600	71,948
*	Principal Capital PCL	74,100	10,235
	Property Perfect PCL	3,373,700	46,190
	Pruksa Holding PCL	319,400	122,444
	PTG Energy PCL	448,900	214,428
	PTT Exploration & Production PCL	296,000	927,603

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT Global Chemical PCL	202,600	$349,815
	PTT PCL	681,700	720,745
	Pylon PCL	123,600	15,418
	Quality Houses PCL	3,273,183	219,092
*	Raimon Land PCL	1,256,400	34,021
	Rajthanee Hospital PCL	75,000	84,430
	Ratch Group PCL	89,900	116,247
	Ratchthani Leasing PCL	1,019,437	143,917
	Regional Container Lines PCL	128,700	225,154
	Rojana Industrial Park PCL	322,357	66,693
*	RS PCL	122,100	69,469
	Sabina PCL	82,500	48,193
	Saha Pathana Inter-Holding PCL	18,900	35,077
	Sahakol Equipment PCL	130,700	9,544
	Sahamitr Pressure Container PCL	69,300	22,350
	Saha-Union PCL	22,400	23,342
*	Samart Corp. PCL	137,600	28,887
*	Samart Telcoms PCL	70,100	13,010
	Sansiri PCL	5,327,000	189,628
	Sappe PCL	67,600	52,447
	SC Asset Corp. PCL	708,025	64,195
	SEAFCO PCL	144,243	19,222
	Sena Development PCL	241,700	27,650
	Sermsang Power Corp. Co., Ltd.	67,320	25,603
	Siam Cement PCL (The)	20,400	258,200
	Siam Cement PCL (The)	5,100	64,240
	Siam City Cement PCL	15,268	75,022
	Siam Commercial Bank PCL (The)	77,300	219,900
	Siam Future Development PCL	544,320	192,108
	Siam Global House PCL	386,957	268,430
*	Siam Wellness Group PCL, Class F	121,250	24,348
	Siamgas & Petrochemicals PCL	423,600	139,192
*	Singha Estate PCL	951,000	54,397
	Sino-Thai Engineering & Construction PCL	203,400	75,499
	Somboon Advance Technology PCL	148,200	93,337
	SPCG PCL	242,800	128,538
	Sri Trang Agro-Industry PCL	208,840	239,863
	Srisawad Corp. PCL	222,267	432,801
*	Star Petroleum Refining PCL	774,000	197,812
*	STP & I PCL	412,920	50,755
	Supalai PCL	498,100	319,766
	Super Energy Corp. PCL	8,056,000	223,046
	Syntec Construction PCL	531,900	29,130
	Taokaenoi Food & Marketing PCL, Class F	200,800	41,849
	Thai Nakarin Hospital PCL	12,500	11,980
	Thai Oil PCL	252,100	337,488
	Thai Reinsurance PCL	297,000	12,380
*	Thai Rubber Latex Group PCL	338,700	32,564
	Thai Solar Energy PCL, Class F	312,228	26,789
	Thai Stanley Electric PCL, Class F	8,800	44,981
	Thai Union Group PCL, Class F	788,000	532,246
	Thai Vegetable Oil PCL	201,500	193,116
	Thai Wah PCL, Class F	77,600	13,812
	Thaicom PCL	290,200	93,591
	Thaifoods Group PCL	701,000	98,109
	Thaire Life Assurance PCL	197,200	16,320
	Thanachart Capital PCL	97,700	96,608
	Thitikorn PCL	33,700	9,074
	Thoresen Thai Agencies PCL	466,800	222,979

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tipco Asphalt PCL	112,800	$64,864
	TIPCO Foods PCL	132,600	38,932
	Tisco Financial Group PCL	31,000	83,000
	Tisco Financial Group PCL	37,100	99,332
	TKS Technologies PCL	98,500	27,721
	TMBThanachart Bank PCL	5,313,712	156,821
	TMT Steel PCL	109,200	33,889
	TOA Paint Thailand PCL	69,900	76,562
	Total Access Communication PCL	145,300	170,200
	Total Access Communication PCL	122,300	140,468
	TPC Power Holdings Co., Ltd.	54,800	18,340
	TPI Polene PCL	2,384,500	121,157
	TPI Polene Power PCL	1,084,900	145,236
	TQM Corp. PCL	9,700	33,054
	True Corp. PCL	5,080,965	497,778
	TTW PCL	458,500	161,819
*	U City PCL, Class F	2,479,634	68,653
	Union Auction PCL	164,600	48,577
*	Unique Engineering & Construction PCL	383,500	71,175
	United Paper PCL	151,300	84,701
	Univentures PCL	194,000	22,547
*	Vanachai Group PCL	243,000	59,147
	VGI PCL	112,500	18,997
	Vinythai PCL	122,600	139,880
	WHA Corp. PCL	1,375,600	128,070
	WHA Utilities and Power PCL	205,600	26,273
	Workpoint Entertainment PCL	81,820	47,796
TOTAL THAILAND			25,505,305
TURKEY — (0.2%)
	Akbank T.A.S.	330,315	206,324
	Aksa Akrilik Kimya Sanayii A.S.	84,735	164,067
*	Aksa Enerji Uretim A.S., Class B	67,910	102,672
	Aksigorta A.S.	52,333	49,639
	Alarko Holding A.S.	38,338	42,945
*	Albaraka Turk Katilim Bankasi A.S.	328,709	58,590
	Alkim Alkali Kimya A.S.	26,857	47,726
	Anadolu Anonim Turk Sigorta Sirketi	59,865	46,503
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	55,574	146,544
	Anadolu Hayat Emeklilik A.S.	37,705	41,041
	Arcelik A.S.	46,477	182,079
	Aselsan Elektronik Sanayi Ve Ticaret A.S.	10,418	19,159
*	Bera Holding A.S.	118,593	155,718
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	32,471	24,803
	BIM Birlesik Magazalar A.S.	40,857	307,507
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	10,522	32,041
	Borusan Yatirim ve Pazarlama A.S.	421	14,856
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	3,447	9,556
*	Cimsa Cimento Sanayi VE Ticaret A.S.	14,544	41,438
	Coca-Cola Icecek A.S.	33,693	338,853
	Dogan Sirketler Grubu Holding A.S.	492,406	153,042
	EGE Endustri VE Ticaret A.S.	351	53,125
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	41,357	28,737
	Enerjisa Enerji A.S.	61,562	74,548
	Enka Insaat ve Sanayi A.S.	86,665	95,442
	Eregli Demir ve Celik Fabrikalari TAS	35,118	83,426
*	Fenerbahce Futbol A.S.	11,914	51,529
	Ford Otomotiv Sanayi A.S.	11,312	231,665
*	Global Yatirim Holding A.S.	60,308	21,997

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Goodyear Lastikleri TAS	39,372	$34,024
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	53,484	35,000
*	GSD Holding A.S.	29,592	6,410
*	Gubre Fabrikalari TAS	6,467	38,342
*	Hektas Ticaret TAS	82,212	78,479
*	Ihlas Holding A.S.	238,944	16,137
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	24,192	33,493
*	Is Finansal Kiralama A.S.	35,715	12,254
	Is Yatirim Menkul Degerler A.S., Class A	97,764	157,646
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	38,641	32,744
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	153,015	142,552
	KOC Holding A.S.	38,439	93,784
*	Kordsa Teknik Tekstil A.S.	17,841	49,492
#*	Koza Altin Isletmeleri A.S.	10,534	130,381
*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	38,753	62,389
	Logo Yazilim Sanayi Ve Ticaret A.S.	41,360	177,570
	Mavi Giyim Sanayi Ve Ticaret AS, Class B	8,632	54,814
*	Migros Ticaret A.S.	38,967	157,675
*	MLP Saglik Hizmetleri A.S.	5,480	14,630
*	NET Holding A.S.	46,404	21,823
*	Netas Telekomunikasyon A.S.	5,037	11,514
	Nuh Cimento Sanayi A.S.	13,762	62,564
#*	ODAS Elektrik Uretim ve Sanayi Ticaret A.S.	51,385	10,820
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,999	69,309
*	Oyak Cimento Fabrikalari A.S.	17,621	13,478
*	Pegasus Hava Tasimaciligi A.S.	8,731	73,080
*	Petkim Petrokimya Holding A.S.	190,463	128,289
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	74,550	108,180
#*	Sekerbank Turk A.S.	221,351	27,271
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	62,356	62,272
	Sok Marketler Ticaret AS	14,028	19,076
	Tat Gida Sanayi A.S.	14,814	15,337
*	TAV Havalimanlari Holding A.S.	79,416	212,544
	Tekfen Holding A.S.	69,811	117,810
*	Teknosa Ic Ve Dis Ticaret A.S.	29,428	24,738
	Tofas Turk Otomobil Fabrikasi A.S.	33,556	130,438
*	Turk Hava Yollari AO	151,960	229,366
	Turk Telekomunikasyon A.S.	64,091	49,688
	Turkcell Iletisim Hizmetleri A.S.	237,210	433,906
	Turkiye Garanti Bankasi A.S.	301,196	304,055
#*	Turkiye Halk Bankasi A.S.	95,158	51,869
	Turkiye Is Bankasi A.S., Class C	177,689	111,200
*	Turkiye Petrol Rafinerileri A.S.	5,350	59,582
#	Turkiye Sinai Kalkinma Bankasi A.S.	594,014	88,385
	Turkiye Sise ve Cam Fabrikalari A.S.	216,994	195,464
#*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	57,649
	Ulker Biskuvi Sanayi A.S.	49,077	116,174
	Vestel Elektronik Sanayi ve Ticaret A.S.	32,970	117,056
	Yapi ve Kredi Bankasi A.S.	548,219	155,433
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	61,645	96,962
*	Zorlu Enerji Elektrik Uretim A.S.	119,076	25,091
TOTAL TURKEY			7,353,811
UNITED ARAB EMIRATES — (0.1%)
	Abu Dhabi Commercial Bank PJSC	330,931	631,329
	Abu Dhabi Islamic Bank PJSC	279,043	419,806
	Agthia Group PJSC	8,758	14,871
*	Air Arabia PJSC	336,022	124,041
	Aldar Properties PJSC	690,536	745,306

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Amanat Holdings PJSC	396,191	$114,153
*	Amlak Finance PJSC	227,884	16,978
*	Arabtec Holding PJSC	67,000	1,813
	Aramex PJSC	156,953	151,903
*	DAMAC Properties Dubai Co. PJSC	431,043	143,933
	Dana Gas PJSC	907,335	217,637
*	Deyaar Development PJSC	468,640	36,971
*	Dubai Financial Market PJSC	343,623	102,464
	Dubai Investments PJSC	387,552	179,431
	Dubai Islamic Bank PJSC	237,226	311,893
*	Emaar Development PJSC	124,449	126,930
*	Emaar Malls PJSC	384,393	198,460
	Emaar Properties PJSC	520,109	562,210
	Emirates NBD Bank PJSC	61,389	224,201
	Emirates Telecommunications Group Co. PJSC	96,686	600,150
*	Eshraq Investments PJSC	200,347	19,101
	First Abu Dhabi Bank PJSC	93,087	419,955
*	Gulf Navigation Holding PJSC	82,484	6,461
	Islamic Arab Insurance Co.	90,996	20,300
*	Lamprell P.L.C.	55,247	31,817
*	Manazel Real Estate PJSC	390,937	41,260
	National Central Cooling Co. PJSC	30,807	23,152
*	RAK Properties PJSC	311,560	59,038
	Ras Al Khaimah Ceramics	104,776	65,205
	SHUAA Capital PSC	195,347	40,788
TOTAL UNITED ARAB EMIRATES			5,651,557
UNITED KINGDOM — (9.0%)
	3i Group P.L.C.	119,071	2,116,272
*	4imprint Group P.L.C.	7,131	277,749
	888 Holdings P.L.C.	99,747	515,107
*	A.G. Barr P.L.C.	39,926	318,946
	Aberdeen P.L.C.	561,412	2,214,733
	Admiral Group P.L.C.	29,846	1,409,881
	Advanced Medical Solutions Group P.L.C.	5,673	22,120
	Afren P.L.C.	70,630	0
	Aggreko P.L.C.	110,019	1,328,309
	Air Partner P.L.C.	18,918	22,371
	Alliance Pharma P.L.C.	60,188	87,012
*	Allied Minds P.L.C.	20,492	5,694
	Anglo American P.L.C.	75,585	3,349,471
	Anglo Pacific Group P.L.C.	47,509	89,600
	Anglo-Eastern Plantations P.L.C.	4,452	38,111
	Antofagasta P.L.C.	61,951	1,286,303
*	Arrow Global Group P.L.C.	65,184	276,294
#	Ashmore Group P.L.C.	87,647	462,861
	Ashtead Group P.L.C.	76,598	5,731,785
*	ASOS P.L.C.	1,336	70,644
	Associated British Foods P.L.C.	35,008	973,463
*	Aston Martin Lagonda Global Holdings P.L.C.	398	10,789
	AstraZeneca P.L.C., Sponsored ADR	149,455	8,554,804
	AstraZeneca P.L.C.	22,201	2,551,114
*	Auto Trader Group P.L.C.	230,623	2,089,481
	AVEVA Group P.L.C.	5,413	295,345
	Aviva P.L.C.	554,500	2,978,021
	Avon Protection P.L.C.	7,418	279,880
	B&M European Value Retail SA	396,415	3,045,592
*	Babcock International Group P.L.C.	217,509	773,057
	BAE Systems P.L.C.	340,458	2,729,636

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Balfour Beatty P.L.C.	179,849	$757,393
*	Bank of Georgia Group P.L.C.	16,230	338,352
#	Barclays P.L.C., Sponsored ADR	136,374	1,335,101
	Barclays P.L.C.	467,208	1,130,213
	Barratt Developments P.L.C.	119,979	1,172,514
*	Beazley P.L.C.	103,941	565,814
	Begbies Traynor Group P.L.C.	13,528	26,110
	Bellway P.L.C.	41,745	1,905,965
	Berkeley Group Holdings P.L.C.	20,431	1,375,578
#	BHP Group P.L.C., ADR	109,958	7,179,158
	BHP Group P.L.C.	106,827	3,458,667
*	Biffa P.L.C.	21,832	108,446
	Bloomsbury Publishing P.L.C.	27,878	139,815
	Bodycote P.L.C.	95,757	1,200,863
*	Boohoo Group P.L.C.	127,019	460,177
	BP P.L.C., Sponsored ADR	305,930	7,397,387
	BP P.L.C.	266,095	1,068,112
	Braemar Shipping Services P.L.C.	11,607	46,806
	Brewin Dolphin Holdings P.L.C.	119,341	594,837
	British American Tobacco P.L.C.	141,356	5,257,368
	Britvic P.L.C.	102,140	1,381,509
*	BT Group P.L.C.	2,747,043	6,616,899
	Bunzl P.L.C.	33,940	1,257,383
	Burberry Group P.L.C.	62,345	1,788,273
	Burford Capital, Ltd.	38,442	420,367
*	Bytes Technology Group P.L.C.	21,925	141,128
	Cairn Energy P.L.C.	221,725	393,141
*	Capita P.L.C.	396,458	194,226
*	Card Factory P.L.C.	142,710	118,288
	CareTech Holdings P.L.C.	12,896	113,840
*	Carnival P.L.C., ADR	7,086	141,153
	Castings P.L.C.	1,541	8,436
	Centamin P.L.C.	503,005	748,665
	Central Asia Metals P.L.C.	15,128	51,495
*	Centrica P.L.C.	1,645,991	1,038,667
	Chemring Group P.L.C.	77,510	330,931
	Chesnara P.L.C.	23,581	89,462
#*	Cineworld Group P.L.C.	385,833	340,340
*	Circassia Group P.L.C.	6,887	3,242
	Clarkson P.L.C.	7,327	328,446
	Clinigen Group P.L.C.	8,618	71,839
	Clipper Logistics P.L.C.	7,902	92,674
	Close Brothers Group P.L.C.	47,827	1,025,169
	CLS Holdings P.L.C.	40,134	141,720
	CMC Markets P.L.C.	55,056	343,181
	Coca-Cola HBC AG	35,700	1,348,134
*	Compass Group P.L.C.	75,572	1,596,820
	Computacenter P.L.C.	48,547	1,835,161
	Concentric AB	12,248	281,843
	ConvaTec Group P.L.C.	226,355	745,338
*	Costain Group P.L.C.	61,092	47,398
*	Countryside Properties P.L.C.	18,461	134,911
	Cranswick P.L.C.	17,031	956,930
*	Crest Nicholson Holdings P.L.C.	93,820	540,359
	Croda International P.L.C.	14,294	1,673,299
*	CVS Group P.L.C.	3,104	103,653
	Daily Mail & General Trust P.L.C., Class A	40,051	609,087
	DCC P.L.C.	9,274	776,450
*	De La Rue P.L.C.	50,837	127,054

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Debenhams P.L.C.	368,181	$0
	Devro P.L.C.	103,536	319,074
*	DFS Furniture P.L.C.	8,387	30,923
	Diageo P.L.C., Sponsored ADR	19,256	3,816,732
	Diageo P.L.C.	19,191	951,610
*	Dialog Semiconductor P.L.C.	18,650	1,434,399
#*	Dignity P.L.C.	13,995	154,718
	Diploma P.L.C.	26,919	1,105,815
	Direct Line Insurance Group P.L.C.	271,688	1,123,084
	DiscoverIE Group P.L.C.	13,612	196,400
	Diversified Energy Co., P.L.C.	30,477	44,612
*	Dixons Carphone P.L.C.	446,828	801,489
	Domino's Pizza Group P.L.C.	148,466	865,062
	Drax Group P.L.C.	176,110	984,647
	DS Smith P.L.C.	309,752	1,819,604
	Dunelm Group P.L.C.	37,503	691,005
*	easyJet P.L.C.	32,921	386,291
	Electrocomponents P.L.C.	134,947	1,906,494
*	Elementis P.L.C.	225,641	446,705
	EMIS Group P.L.C.	15,511	278,118
*	EnQuest P.L.C.	583,328	196,539
*	Entain P.L.C.	95,116	2,398,483
	Epwin Group P.L.C.	22,733	35,712
*	Equiniti Group P.L.C.	95,496	237,539
*	Esken, Ltd.	78,613	19,538
	ESKEN, Ltd.	9,827	533
	Essentra P.L.C.	79,859	314,642
	Euromoney Institutional Investor P.L.C.	15,831	223,736
	Evraz P.L.C.	100,308	857,019
	Experian P.L.C.	71,346	3,141,065
*	FD Technologies P.L.C.	507	16,495
	FDM Group Holdings P.L.C.	19,684	324,007
	Ferguson P.L.C.	23,392	3,279,318
	Ferrexpo P.L.C.	197,807	1,322,166
	Fevertree Drinks P.L.C.	18,429	612,869
*	Firstgroup P.L.C.	688,582	789,967
*	Flowtech Fluidpower P.L.C.	12,279	21,529
	Forterra P.L.C.	3,331	13,971
*	Foxtons Group P.L.C.	87,948	66,765
*	Frasers Group P.L.C.	125,733	1,053,483
	Fresnillo P.L.C.	14,853	168,972
*	Fuller Smith & Turner P.L.C., Class A	2,651	31,031
	Future P.L.C.	4,700	225,156
	Galliford Try Holdings P.L.C.	65,176	144,062
	Games Workshop Group P.L.C.	11,194	1,768,538
	Gamesys Group P.L.C.	13,921	356,448
	Gamma Communications P.L.C.	8,932	257,124
	Gem Diamonds, Ltd.	49,479	42,628
	Genel Energy P.L.C.	50,158	100,215
	Genuit Group P.L.C.	49,406	438,600
	Genus P.L.C.	10,191	780,891
*	Georgia Capital P.L.C.	13,863	121,245
#	GlaxoSmithKline P.L.C., Sponsored ADR	93,993	3,772,879
	GlaxoSmithKline P.L.C.	146,203	2,886,607
	Glencore P.L.C.	821,545	3,689,682
*	Go-Ahead Group P.L.C. (The)	21,817	312,048
	Gooch & Housego P.L.C.	1,366	25,806
	Grafton Group P.L.C.	62,669	1,118,051
	Grainger P.L.C.	188,036	790,818

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Greggs P.L.C.	47,674	$1,826,761
	Gulf Keystone Petroleum, Ltd.	64,883	148,220
*	Gym Group P.L.C. (The)	7,599	29,067
	H&T Group P.L.C.	2,446	8,913
*	Halfords Group P.L.C.	63,559	314,137
	Halma P.L.C.	20,663	829,433
*	Harbour Energy P.L.C.	20,061	91,115
	Hargreaves Lansdown P.L.C.	35,077	795,573
	Hargreaves Services P.L.C.	3,349	24,419
*	Hays P.L.C.	605,452	1,244,612
	Headlam Group P.L.C.	18,512	136,032
	Helical P.L.C.	54,416	343,612
	Henry Boot P.L.C.	4,400	16,710
	Hikma Pharmaceuticals P.L.C.	11,843	435,484
	Hill & Smith Holdings P.L.C.	27,532	621,552
	Hilton Food Group P.L.C.	3,648	57,794
*	Hiscox, Ltd.	70,714	858,697
	Hochschild Mining P.L.C.	97,500	208,885
*	Hollywood Bowl Group P.L.C.	20,138	65,834
	HomeServe P.L.C.	143,014	1,855,550
*	Hostelworld Group P.L.C.	8,283	11,301
	Howden Joinery Group P.L.C.	275,721	3,435,917
	HSBC Holdings P.L.C., Sponsored ADR	230,666	6,359,462
	Hunting P.L.C.	65,656	191,454
*	Hyve Group P.L.C.	76,525	139,920
	Ibstock P.L.C.	120,298	357,445
	IDOX P.L.C.	32,237	31,282
	IG Group Holdings P.L.C.	148,799	1,843,417
	IMI P.L.C.	145,600	3,562,089
	Imperial Brands P.L.C., Sponsored ADR	658	14,154
	Imperial Brands P.L.C.	175,169	3,750,421
	Inchcape P.L.C.	218,783	2,584,208
*	Indivior P.L.C.	305,969	701,514
*	Informa P.L.C.	156,879	1,077,964
	IntegraFin Holdings P.L.C.	2,636	19,439
*	InterContinental Hotels Group P.L.C., ADR	13,252	875,454
*	InterContinental Hotels Group P.L.C.	2,901	191,578
	Intermediate Capital Group P.L.C.	13,175	397,022
*	International Personal Finance P.L.C.	109,260	226,801
	Interserve P.L.C.	43,311	0
	Intertek Group P.L.C.	24,557	1,759,409
	Investec P.L.C.	235,726	895,550
	iomart Group P.L.C.	2,055	7,432
	IP Group P.L.C.	199,925	319,892
*	ITV P.L.C.	1,056,150	1,642,261
*	J D Wetherspoon P.L.C.	52,591	829,113
	J Sainsbury P.L.C.	544,326	2,143,462
	James Fisher & Sons P.L.C.	21,265	273,029
	James Halstead P.L.C.	4,469	33,264
	JD Sports Fashion P.L.C.	148,581	1,851,348
*	JET2 P.L.C.	20,824	358,543
	John Laing Group P.L.C.	72,609	404,356
*	John Menzies P.L.C.	46,278	204,907
*	John Wood Group P.L.C.	248,057	751,407
	Johnson Matthey P.L.C.	39,274	1,623,363
*	Joules Group P.L.C.	6,458	24,231
	Jupiter Fund Management P.L.C.	183,626	690,112
*	Just Group P.L.C.	378,170	524,149
	Kainos Group P.L.C.	18,202	436,936

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Keller Group P.L.C.	37,930	$464,304
*	Kier Group P.L.C.	74,949	131,359
*	Kin & Carta P.L.C.	52,841	176,331
	Kingfisher P.L.C.	741,333	3,807,803
	Lancashire Holdings, Ltd.	61,751	546,485
	Learning Technologies Group P.L.C.	4,309	12,850
	Legal & General Group P.L.C.	606,194	2,195,918
*	Liberty Global P.L.C., Class A	4,557	122,370
*	Liberty Global P.L.C., Class C	11,158	299,696
	Liontrust Asset Management P.L.C.	5,657	164,541
	Lloyds Banking Group P.L.C.	4,305,890	2,722,472
	Lloyds Banking Group P.L.C., ADR	463,755	1,154,750
	London Stock Exchange Group P.L.C.	6,202	646,691
*	Lookers P.L.C.	153,034	142,691
*	LSL Property Services P.L.C.	15,939	93,276
	Luceco P.L.C.	17,334	93,624
*	M&C Saatchi P.L.C.	1,840	3,377
	M&G P.L.C.	618,070	1,935,326
	Man Group P.L.C.	521,841	1,432,982
*	Marks & Spencer Group P.L.C.	681,520	1,282,981
	Marshalls P.L.C.	78,803	799,366
*	Marston's P.L.C.	175,514	204,432
	McBride P.L.C.	87,007	101,787
*	Mears Group P.L.C.	52,545	138,754
*	Mediclinic International P.L.C.	146,328	566,427
*	Meggitt P.L.C.	180,391	1,175,656
	Melrose Industries P.L.C.	859,558	1,910,172
	Micro Focus International P.L.C., Sponsored ADR	17,726	98,202
	Micro Focus International P.L.C.	75,139	418,652
	Midwich Group P.L.C.	10,528	86,142
*	Mitchells & Butlers P.L.C.	124,936	484,237
*	Mitie Group P.L.C.	487,996	429,868
	MJ Gleeson P.L.C.	2,020	23,186
	Mondi P.L.C.	92,818	2,573,263
	Mondi P.L.C.	35,892	999,046
	Moneysupermarket.com Group P.L.C.	203,294	717,491
	Morgan Advanced Materials P.L.C.	212,454	1,135,982
	Morgan Sindall Group P.L.C.	12,290	399,898
	Mortgage Advice Bureau Holdings, Ltd.	1,856	34,324
*	Motorpoint group P.L.C.	12,001	58,715
*	N Brown Group P.L.C.	69,772	48,575
*	Naked Wines P.L.C.	18,703	228,186
*	National Express Group P.L.C.	197,422	746,069
	National Grid P.L.C.	34,583	442,182
	National Grid P.L.C., Sponsored ADR	24,898	1,601,445
	Natwest Group P.L.C.	177,327	497,707
	Natwest Group P.L.C., Sponsored ADR	181,642	1,015,379
	NCC Group P.L.C.	37,044	161,970
	Next Fifteen Communications Group P.L.C.	2,646	33,075
*	Next P.L.C.	16,529	1,810,645
	Ninety One P.L.C.	117,862	372,377
*	NMC Health P.L.C.	8,350	2,254
	Norcros P.L.C.	10,981	45,172
	Numis Corp. P.L.C.	8,473	42,131
*	Ocado Group P.L.C.	4,805	123,813
*	On the Beach Group P.L.C.	22,633	102,293
	OSB Group P.L.C.	86,687	582,877
	Oxford Instruments P.L.C.	23,943	802,854
*	Pagegroup P.L.C.	131,499	1,123,379

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pan African Resources P.L.C.	92,070	$22,203
	Paragon Banking Group P.L.C.	86,648	665,198
	PayPoint P.L.C.	31,673	259,639
	Pearson P.L.C.	48,693	586,773
#	Pearson P.L.C., Sponsored ADR	103,768	1,261,819
*	Pendragon P.L.C.	667,688	167,117
	Pennon Group P.L.C.	47,801	848,199
	Persimmon P.L.C.	45,053	1,817,330
*	Petrofac, Ltd.	109,115	156,560
#*	Petropavlovsk P.L.C.	1,019,318	303,632
	Pets at Home Group P.L.C.	189,585	1,231,701
*	Pharos Energy P.L.C.	110,586	36,486
	Phoenix Group Holdings P.L.C.	159,071	1,499,059
*	Photo-Me International P.L.C.	131,516	136,987
*	Playtech P.L.C.	103,861	533,942
	Plus500, Ltd.	28,864	561,731
	Polar Capital Holdings P.L.C.	3,537	43,244
	Premier Foods P.L.C.	346,159	535,525
*	Provident Financial P.L.C.	56,985	224,318
#	Prudential P.L.C., ADR	53,089	1,990,307
*	PureTech Health P.L.C.	12,082	54,022
	PZ Cussons P.L.C.	82,243	286,989
	QinetiQ Group P.L.C.	192,804	881,480
	Quilter P.L.C.	492,365	1,097,552
*	Rank Group P.L.C.	54,918	125,537
	Rathbone Brothers P.L.C.	10,568	275,336
*	Raven Property Group, Ltd.	34,687	13,613
	Reach P.L.C.	150,161	802,688
	Reckitt Benckiser Group P.L.C.	19,933	1,524,868
	Redde Northgate P.L.C.	81,893	481,443
	Redrow P.L.C.	83,619	747,097
	RELX P.L.C., Sponsored ADR	52,014	1,541,163
	RELX P.L.C.	38,132	1,120,863
	RELX P.L.C.	48,598	1,443,416
*	Renewi P.L.C.	29,278	209,894
	Renishaw P.L.C.	2,979	211,906
	Rentokil Initial P.L.C.	243,890	1,921,240
*	Restaurant Group P.L.C. (The)	260,091	414,884
	Ricardo P.L.C.	11,242	59,177
	Rightmove P.L.C.	222,836	2,173,644
	Rio Tinto P.L.C.	2,919	247,941
#	Rio Tinto P.L.C., Sponsored ADR	172,914	14,924,207
	RM P.L.C.	3,746	13,006
	Robert Walters P.L.C.	7,903	73,434
*	Rolls-Royce Holdings P.L.C.	757,172	1,045,746
	Rotork P.L.C.	242,247	1,214,802
	Royal Dutch Shell P.L.C., Sponsored ADR, Class B	341,272	13,497,308
	Royal Dutch Shell P.L.C., Class B	69,241	1,368,146
	Royal Mail P.L.C.	271,132	1,899,652
*	RPS Group P.L.C.	130,319	197,438
	RWS Holdings P.L.C.	18,179	143,077
	Sabre Insurance Group P.L.C.	7,460	24,041
*	Saga P.L.C.	20,814	102,421
	Sage Group P.L.C. (The)	57,208	557,629
	Savills P.L.C.	56,587	903,765
	Schroders P.L.C.	12,517	635,665
	Schroders P.L.C.	6,449	228,959
	ScS Group P.L.C.	4,075	16,515
*	Senior P.L.C.	185,608	417,623

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield P.L.C.	28,954	$31,828
	Severn Trent P.L.C.	24,285	943,996
*	SIG P.L.C.	245,058	155,165
	Smith & Nephew P.L.C.	38,422	784,069
	Smiths Group P.L.C.	43,302	935,599
	Softcat P.L.C.	50,014	1,344,053
	Spectris P.L.C.	22,012	1,092,596
*	Speedy Hire P.L.C.	170,632	165,984
	Spirax-Sarco Engineering P.L.C.	14,842	3,092,349
*	Spire Healthcare Group P.L.C.	127,946	394,480
	Spirent Communications P.L.C.	152,980	540,086
	SSE P.L.C.	168,400	3,376,333
*	SSP Group P.L.C.	236,509	857,667
	St James's Place P.L.C.	73,800	1,625,960
	St. Modwen Properties P.L.C.	99,425	771,684
*	Stagecoach Group P.L.C.	199,085	206,711
	Standard Chartered P.L.C.	310,696	1,862,562
	SThree P.L.C.	35,092	244,197
	Stock Spirits Group P.L.C.	49,993	178,425
	Strix Group P.L.C.	7,808	37,148
*	Studio Retail Group P.L.C.	7,838	31,152
	STV Group P.L.C.	2,916	14,807
*	Superdry P.L.C.	28,193	146,831
	Synthomer P.L.C.	188,771	1,388,462
	Tate & Lyle P.L.C.	161,052	1,652,205
	Tatton Asset Management P.L.C.	4,491	30,942
	Taylor Wimpey P.L.C.	658,300	1,505,049
*	TBC Bank Group P.L.C.	1,255	21,160
*	Ted Baker P.L.C.	25,716	46,848
	Telecom Plus P.L.C.	21,520	306,482
	Tesco P.L.C.	485,851	1,572,895
#	Thomas Cook Group P.L.C.	530,482	0
*	Topps Tiles P.L.C.	88,422	84,003
	TP ICAP Group P.L.C.	228,954	622,486
*	Travis Perkins P.L.C.	73,527	1,739,069
*	Trifast P.L.C.	21,242	42,024
	TT Electronics P.L.C.	53,172	197,323
#*	TUI AG	81,388	382,126
*	Tullow Oil P.L.C.	807,564	503,329
	Tyman P.L.C.	16,148	94,976
*	U & I Group P.L.C.	63,244	80,371
	UDG Healthcare P.L.C.	38,190	571,950
	Ultra Electronics Holdings P.L.C.	23,988	1,056,279
	Unilever P.L.C., Sponsored ADR	123,174	7,086,200
	Unilever P.L.C.	29,369	1,690,232
	Unilever P.L.C.	32,435	1,869,240
	United Utilities Group P.L.C.	82,436	1,227,430
	Vectura Group P.L.C.	121,647	256,493
*	Vertu Motors P.L.C.	184,858	120,104
	Vesuvius P.L.C.	70,882	525,794
	Victrex P.L.C.	14,920	550,215
*	Virgin Money UK P.L.C.	344,989	957,878
	Vistry Group P.L.C.	96,870	1,605,455
	Vitec Group P.L.C. (The)	3,131	58,291
	Vodafone Group P.L.C.	3,655,899	5,878,509
#	Vodafone Group P.L.C., Sponsored ADR	7,082	115,649
	Volution Group P.L.C.	6,100	40,077
	Vp P.L.C.	1,242	16,398
*	Watches of Switzerland Group P.L.C.	1,179	16,490

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Watkin Jones P.L.C.	48,524	$156,829
*	Weir Group P.L.C. (The)	56,706	1,365,507
*	WH Smith P.L.C.	41,451	934,878
*	Whitbread P.L.C.	32,183	1,360,239
*	Wickes Group P.L.C.	82,388	287,763
	Wilmington P.L.C.	5,594	17,014
	Wincanton P.L.C.	30,806	177,160
*	Wizz Air Holdings P.L.C.	1,105	75,952
	Wm Morrison Supermarkets P.L.C.	618,382	2,298,264
#	WPP P.L.C., Sponsored ADR	4,077	263,782
	WPP P.L.C.	147,761	1,910,998
*	Xaar P.L.C.	12,821	38,496
*	Young & Co's Brewery P.L.C., Class A	375	8,439
TOTAL UNITED KINGDOM			374,138,201
UNITED STATES — (0.1%)
*	Arko Corp.	10,077	83,485
	Ovintiv, Inc.	77,573	1,994,047
	Primo Water Corp.	19,458	321,129
	Primo Water Corp.	25,285	417,961
*	Samsonite International SA	548,700	1,021,295
	Sempra Energy	1,186	156,375
TOTAL UNITED STATES			3,994,292
TOTAL COMMON STOCKS			4,015,474,949
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA	31,360	89,716
	Banco Bradesco SA	300,364	1,398,517
	Banco do Estado do Rio Grande do Sul SA Class B	65,025	154,065
	Banco Pan SA	12,144	47,963
*	Braskem SA Class A	31,067	344,476
	Centrais Eletricas Brasileiras SA Class B	21,600	168,172
	Centrais Eletricas Santa Catarina	1,700	24,395
	Cia de Saneamento do Parana	282,323	214,659
	Cia de Transmissao de Energia Eletrica Paulista	36,768	170,347
	Cia Energetica de Minas Gerais	172,948	396,486
	Cia Energetica de Sao Paulo Class B	45,000	201,488
	Cia Energetica do Ceara Class A	3,900	44,846
	Cia Ferro Ligas da Bahia - FERBASA	21,468	213,145
	Cia Paranaense de Energia	188,000	220,911
	Eucatex SA Industria e Comercio	21,500	38,061
	Gerdau SA	179,088	1,059,072
*	Gol Linhas Aereas Inteligentes SA	3,482	13,770
	Grazziotin SA	6,900	43,693
	Itau Unibanco Holding SA	186,965	1,087,705
	Lojas Americanas SA	44,725	60,884
	Marcopolo SA	219,947	127,114
	Petroleo Brasileiro SA	813,284	4,202,078
	Randon SA Implementos e Participacoes	49,300	128,545
	Schulz SA	29,000	57,630
	Unipar Carbocloro SA	40,652	714,342
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	224,018	884,760
TOTAL BRAZIL			12,106,840

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	15,035	$18,227
	Embotelladora Andina SA Class B	87,181	208,508
TOTAL CHILE			226,735
COLOMBIA — (0.0%)
	Banco Davivienda SA	18,307	135,485
	Grupo Argos SA	7,594	15,763
	Grupo Aval Acciones y Valores SA	140,001	36,968
	Grupo de Inversiones Suramericana SA	13,491	56,636
TOTAL COLOMBIA			244,852
GERMANY — (0.5%)
	Bayerische Motoren Werke AG	12,687	1,088,976
	Biotest AG	5,953	252,748
	Draegerwerk AG & Co., KGaA	3,939	362,041
	Fuchs Petrolub SE	13,904	692,816
	Henkel AG & Co., KGaA	6,028	611,146
	Jungheinrich AG	22,454	1,235,235
	Porsche Automobil Holding SE	18,681	2,021,866
	Sartorius AG	6,496	3,929,513
	Schaeffler AG	52,285	455,283
	Sixt SE	7,889	653,716
	STO SE & Co., KGaA	1,089	276,389
	Villeroy & Boch AG	5,018	122,619
	Volkswagen AG	27,539	6,707,687
TOTAL GERMANY			18,410,035
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	48,915
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	40	1,418
THAILAND — (0.0%)
*	U City PCL	4,215,000	98,747
TOTAL PREFERRED STOCKS			31,137,542
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Service Stream, Ltd. Rights 08/09/21	53,289	0
AUSTRIA — (0.0%)
*	CA Immobilien Anlagen AG Rights 04/20/22	12,809	0
BRAZIL — (0.0%)
*	Gafisa SA Rights 08/23/21	12,133	186
CANADA — (0.0%)
*	Cenovus Energy, Inc. Warrants 01/01/26	7,002	33,675
*	Pan American Silver Corp. Rights 02/22/29	86,048	71,420
*	Pan American Silver Corp. Rights 02/22/29	2,994	2,485
TOTAL CANADA			107,580
GREECE — (0.0%)
*	Ellaktor SA Rights 08/03/21	13,390	3,872

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

ITALY — (0.0%)
*	Intek Group SpA Rights 06/28/24	11,930	$805
MALAYSIA — (0.0%)
*	Frontken Corp. Bhd Warrants 05/03/26	165,950	13,370
*	Perak Transit Bhd Warrants 08/02/26	16,775	0
*	SKP Resources Bhd Warrants 04/25/26	47,399	1,910
TOTAL MALAYSIA			15,280
SINGAPORE — (0.0%)
*	Ezion Holdings, Ltd. Warrants 04/16/23	328,770	0
SOUTH KOREA — (0.0%)
*	Comtec Systems Co., Ltd. Rights Exp 07/26/21	6,164	1,479
*	Kukdo Chemical Co., Ltd. Rights 08/12/21	270	7,523
*	Macquariem Korea Infrastructure Fund Rights 08/05/21	3,115	271
*	Tuksu Construction Co., Ltd. Rights 08/10/21	261	737
*	TYC Brother Industrial Co., Ltd. Rights Exp 06/23/21	8,341	0
TOTAL SOUTH KOREA			10,010
TAIWAN — (0.0%)
*	Chen Full International Co., Ltd. Rights 09/02/21	3,113	0
*	Everest Textile Co., Ltd. Rights 09/10/21	62,222	4,005
*	Fitipower Integrated Technology Rights Exp 07/14/21	271	242
*	I Chiun Precision Industry Co., Ltd. Rights 08/16/21	2,852	1,367
*	ITEQ Corp. Rights Exp 07/19/21	14,780	3,700
*	Jia Wei Lifestyle, Inc. Rights Exp 06/25/21	442	95
*	Shin Kong Financial Holding Co., Ltd. Rights 08/13/21	169,074	5,864
TOTAL TAIWAN			15,273
THAILAND — (0.0%)
*	BTS W6 Warrants 07/22/22	17,865	0
*	BTS W7 Warrants 07/21/22	35,730	0
*	BTS W8 Warrants 07/22/22	71,460	0
*	Erawan Group PCL (The) Warrants 06/14/24	34,700	1,130
*	MBK PCL Warrants 05/15/24	12,937	3,739
*	Minor International PCL Warrants 05/05/23	1	0
*	Noble W2 Warrants 01/05/22	13,500	0
*	RS PCL Warrants 05/23/24	24,420	2,541
*	Samart Telcoms PCL Rights 05/17/24	11,683	604
*	Sermsang Power Corp. Co., Ltd. Warrants 02/22/22	6,732	692
*	Sermsang Power Corp. Co., Ltd. Warrants 05/22/25	16,830	1,506
TOTAL THAILAND			10,212
TOTAL RIGHTS/WARRANTS			163,218
TOTAL INVESTMENT SECURITIES (Cost $3,017,847,163)			4,046,778,525

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	10,160,192	117,553,424
TOTAL INVESTMENTS — (100.0%)
(Cost $3,135,378,095)^^			$4,164,331,949

World ex U.S. Core Equity Portfolio
CONTINUED
As of July 31, 2021, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	152	09/17/21	$32,751,859	$33,360,200	$608,341
Total Futures Contracts			$32,751,859	$33,360,200	$608,341
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
India	—	$2,816	—	$2,816
Common Stocks
Australia	$1,658,539	174,422,631	—	176,081,170
Austria	—	18,177,747	—	18,177,747
Belgium	264,410	29,515,520	—	29,779,930
Brazil	56,070,708	—	—	56,070,708
Canada	283,647,967	792,579	—	284,440,546
Chile	5,390,732	—	—	5,390,732
China	38,015,034	347,459,740	—	385,474,774
Colombia	2,025,333	—	—	2,025,333
Czech Republic	—	1,027,194	—	1,027,194
Denmark	—	67,333,594	—	67,333,594
Egypt	108,061	122,214	—	230,275
Finland	—	50,124,002	—	50,124,002
France	490,226	215,923,548	—	216,413,774
Germany	969,206	182,476,003	—	183,445,209
Greece	—	2,199,928	—	2,199,928
Hong Kong	513,717	63,801,931	—	64,315,648
Hungary	—	3,139,888	—	3,139,888
India	3,216,997	165,907,808	—	169,124,805
Indonesia	142,408	15,495,365	—	15,637,773
Ireland	11,405,004	17,007,603	—	28,412,607
Israel	1,972,336	20,413,321	—	22,385,657
Italy	615,232	67,350,829	—	67,966,061
Japan	3,583,861	597,007,670	—	600,591,531
Luxembourg	—	16,731	—	16,731
Malaysia	—	20,978,719	—	20,978,719
Mexico	28,462,144	205	—	28,462,349
Netherlands	16,455,467	94,861,342	—	111,316,809
New Zealand	—	13,608,412	—	13,608,412
Norway	144,822	25,201,389	—	25,346,211
Peru	227,725	—	—	227,725
Philippines	20,539	9,007,467	—	9,028,006
Poland	—	11,351,781	—	11,351,781
Portugal	3,032	4,823,412	—	4,826,444
Qatar	—	5,492,288	—	5,492,288
Russia	4,302,565	5,293,406	—	9,595,971
Saudi Arabia	61,574	33,106,915	—	33,168,489
Singapore	—	24,105,066	—	24,105,066
South Africa	7,447,688	60,682,759	—	68,130,447
South Korea	1,630,783	191,272,798	—	192,903,581
Spain	629,550	53,039,568	—	53,669,118
Sweden	345,499	97,075,500	—	97,420,999
Switzerland	8,927,158	201,206,593	—	210,133,751

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$15,305,959	$213,954,041	—	$229,260,000
Thailand	25,505,305	—	—	25,505,305
Turkey	—	7,353,811	—	7,353,811
United Arab Emirates	—	5,651,557	—	5,651,557
United Kingdom	84,419,094	289,719,107	—	374,138,201
United States	2,889,512	1,104,780	—	3,994,292
Preferred Stocks
Brazil	12,106,840	—	—	12,106,840
Chile	226,735	—	—	226,735
Colombia	244,852	—	—	244,852
Germany	—	18,410,035	—	18,410,035
Philippines	—	48,915	—	48,915
South Korea	—	1,418	—	1,418
Thailand	98,747	—	—	98,747
Rights/Warrants
Brazil	—	186	—	186
Canada	—	107,580	—	107,580
Greece	—	3,872	—	3,872
Italy	—	805	—	805
Malaysia	—	15,280	—	15,280
South Korea	—	10,010	—	10,010
Taiwan	—	15,273	—	15,273
Thailand	—	10,212	—	10,212
Securities Lending Collateral	—	117,553,424	—	117,553,424
Futures Contracts**	608,341	—	—	608,341
TOTAL	$620,153,702	$3,544,786,588	—	$4,164,940,290
** Valued at the unrealized appreciation/(depreciation) on the investment.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	5,647,332	$180,432,246
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,795,486	94,292,560
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,477,742	63,677,981
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $190,767,685)^^		$338,402,787
As of July 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
JPY	2,079,765,511	USD	18,942,606	State Street Bank and Trust	08/02/21	$15,195
USD	7,982,005	HKD	62,000,000	Citibank, N.A.	08/11/21	3,685
HKD	14,765,118	USD	1,897,138	Citibank, N.A.	08/11/21	2,875
USD	3,978,178	HKD	30,898,971	JP Morgan	08/11/21	2,018
USD	3,991,406	HKD	31,000,000	UBS AG	08/11/21	2,247
USD	5,559,883	AUD	7,442,716	State Street Bank and Trust	08/12/21	97,797
USD	791,591	NOK	6,803,655	Citibank, N.A.	08/19/21	21,446
USD	100,584	DKK	629,975	Citibank, N.A.	08/25/21	88
GBP	407,684	USD	555,149	Citibank, N.A.	08/25/21	11,561
USD	1,913,061	DKK	11,896,429	Societe Generale	08/25/21	15,288
Total Appreciation						$172,200
USD	18,783,083	JPY	2,079,765,511	Bank of America Corp.	08/02/21	$(174,718)
USD	616,155	ILS	2,011,476	UBS AG	08/04/21	(6,114)
USD	5,890,238	CHF	5,437,629	Citibank, N.A.	08/20/21	(115,133)
USD	11,321,316	GBP	8,156,345	Citibank, N.A.	08/25/21	(16,582)
USD	23,489,080	EUR	19,874,497	State Street Bank and Trust	09/02/21	(100,687)
USD	2,967,394	SEK	25,739,749	Citibank, N.A.	09/03/21	(23,423)
USD	18,858,309	JPY	2,069,600,405	State Street Bank and Trust	09/29/21	(15,275)
Total (Depreciation)						$(451,932)
Total Appreciation (Depreciation)						$(279,732)
As of July 31, 2021, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	19	09/17/21	$4,010,297	$4,170,025	$159,728
Total Futures Contracts			$4,010,297	$4,170,025	$159,728

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$338,402,787	—	—	$338,402,787
Forward Currency Contracts**	—	$(279,732)	—	(279,732)
Futures Contracts**	159,728	—	—	159,728
TOTAL	$338,562,515	$(279,732)	—	$338,282,783
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2021, the Fund consisted of one hundred and three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value

Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2021, the DFA Commodity Strategy Portfolio held $376,701,425 in the Subsidiary, representing 22.97% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$405,803
U.S. Large Cap Value Portfolio	14,274,079
U.S. Targeted Value Portfolio	8,285,145
U.S. Small Cap Value Portfolio	9,903,922
U.S. Core Equity 1 Portfolio	13,914,162
U.S. Core Equity 2 Portfolio	15,339,495
U.S. Vector Equity Portfolio	2,595,160
U.S. Small Cap Portfolio	9,917,894
U.S. Micro Cap Portfolio	4,301,051
DFA Real Estate Securities Portfolio	6,424,687
Large Cap International Portfolio	4,096,811
International Core Equity Portfolio	25,847,717
International Small Company Portfolio	9,330,154
Global Small Company Portfolio	76,170
Japanese Small Company Portfolio	354,506
Asia Pacific Small Company Portfolio	317,179
United Kingdom Small Company Portfolio	42,737
Continental Small Company Portfolio	626,481
DFA International Real Estate Securities Portfolio	6,006,964
DFA Global Real Estate Securities Portfolio	8,173,506
DFA International Small Cap Value Portfolio	10,422,103
International Vector Equity Portfolio	2,791,666
World ex U.S. Value Portfolio	261,823
World ex U.S. Targeted Value Portfolio	669,987
World ex U.S. Core Equity Portfolio	3,150,234
Selectively Hedged Global Equity Portfolio	196,030
Emerging Markets Portfolio	3,573,077
Emerging Markets Small Cap Portfolio	4,083,741
Emerging Markets Value Portfolio	10,604,722
Emerging Markets Core Equity Portfolio	20,166,108
U.S. Large Cap Equity Portfolio	1,104,809
DFA Commodity Strategy Portfolio	2,633,035
DFA One-Year Fixed Income Portfolio	6,015,058

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,704,068
DFA Selectively Hedged Global Fixed Income Portfolio	1,198,559
DFA Short-Term Government Portfolio	1,771,261
DFA Five-Year Global Fixed Income Portfolio	13,630,709
DFA World ex U.S. Government Fixed Income Portfolio	1,730,263
DFA Intermediate Government Fixed Income Portfolio	6,074,087
DFA Short-Term Extended Quality Portfolio	7,142,344
DFA Intermediate-Term Extended Quality Portfolio	2,043,678
DFA Targeted Credit Portfolio	878,709
DFA Investment Grade Portfolio	13,144,875
DFA Inflation-Protected Securities Portfolio	6,231,081
DFA Short-Term Municipal Bond Portfolio	2,445,362
DFA Intermediate-Term Municipal Bond Portfolio	2,044,811
DFA Selective State Municipal Bond Portfolio	242,467
DFA California Short-Term Municipal Bond Portfolio	863,668
DFA California Intermediate-Term Municipal Bond Portfolio	604,426
DFA NY Municipal Bond Portfolio	115,173
Dimensional Retirement Income Fund	61,255
Dimensional 2045 Target Date Retirement Income Fund	65,924
Dimensional 2050 Target Date Retirement Income Fund	46,471
Dimensional 2055 Target Date Retirement Income Fund	27,579
Dimensional 2060 Target Date Retirement Income Fund	25,152
Dimensional 2065 Target Date Retirement Income Fund	1,825
Dimensional 2010 Target Date Retirement Income Fund	17,144
Dimensional 2015 Target Date Retirement Income Fund	36,019
Dimensional 2020 Target Date Retirement Income Fund	106,301
Dimensional 2025 Target Date Retirement Income Fund	133,640
Dimensional 2030 Target Date Retirement Income Fund	134,308
Dimensional 2035 Target Date Retirement Income Fund	112,195
Dimensional 2040 Target Date Retirement Income Fund	86,802
DFA Short-Duration Real Return Portfolio	1,512,226
DFA Municipal Real Return Portfolio	962,912
DFA Municipal Bond Portfolio	616,159
World Core Equity Portfolio	712,626
DFA LTIP Portfolio	336,854
U.S. Social Core Equity 2 Portfolio	871,390
U.S. Sustainability Core 1 Portfolio	3,129,593
U.S. Sustainability Targeted Value Portfolio	188,566
International Sustainability Core 1 Portfolio	2,425,926
International Social Core Equity Portfolio	1,242,434
Global Social Core Equity Portfolio	84,137
Emerging Markets Social Core Equity Portfolio	1,229,263
Tax-Managed U.S. Marketwide Value Portfolio	2,397,499
Tax-Managed DFA International Value Portfolio	2,805,876
T.A. World ex U.S. Core Equity Portfolio	3,252,632
VA U.S. Targeted Value Portfolio	377,751
VA U.S. Large Value Portfolio	408,846
VA International Value Portfolio	364,451

Federal Tax Cost
VA International Small Portfolio	$271,708
VA Short-Term Fixed Portfolio	292,840
VA Global Bond Portfolio	402,897
VIT Inflation-Protected Securities Portfolio	192,483
VA Global Moderate Allocation Portfolio	133,629
U.S. Large Cap Growth Portfolio	1,345,669
U.S. Small Cap Growth Portfolio	623,836
International Large Cap Growth Portfolio	462,853
International Small Cap Growth Portfolio	189,996
DFA Social Fixed Income Portfolio	513,641
DFA Diversified Fixed Income Portfolio	2,377,670
U.S. High Relative Profitability Portfolio	4,091,884
International High Relative Profitability Portfolio	1,675,935
VA Equity Allocation Portfolio	68,994
DFA MN Municipal Bond Portfolio	39,147
DFA California Municipal Real Return Portfolio	182,073
DFA Global Core Plus Fixed Income Portfolio	2,868,273
Emerging Markets Sustainability Core 1 Portfolio	748,762
Emerging Markets Targeted Value Portfolio	199,251
DFA Global Sustainability Fixed Income Portfolio	805,716
DFA Oregon Municipal Bond Portfolio	49,704
DFA Global Core Plus Real Return Portfolio	194,571
RECENTLY ISSUED ACCOUNTING STANDARDS
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. Management has evaluated the implications of these changes and determined that the effect on the Portfolios is expected to be immaterial.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the "Supreme Court"), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs filed a second petition for certiorari with the Supreme Court, which the Supreme Court denied on April 19, 2021. As a result, the dismissal of the Individual Creditor Actions is now final.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Committee Action or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Committee Action. Until The U.S. Large Cap Value Series, The Tax-Managed

U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Committee Action. However, even if the plaintiff in the Committee Action were to obtain the full recovery the plaintiff seeks, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
On June 3, 2021, President Biden issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). The Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. Management is currently evaluating the Order’s effect on the Portfolios.
Management has evaluated the impact of all other subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.